   As filed with the Securities and Exchange Commission on October 1, 1997.

   1933 Act Registration No. 33-17619
   1940 Act Registration No. 811-5349

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                  ____________

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933 ( X )

                     Post-Effective Amendment No. 39 ( X )

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 ( X )

                             Amendment No. 41 ( X )
                        (Check appropriate box or boxes)
                                   __________

                              GOLDMAN SACHS TRUST
               (Exact name of registrant as specified in charter)

                                4900 Sears Tower
                          Chicago, Illinois 60606-6303
                    (Address of principal executive offices)

                         Registrant's Telephone Number,
                        including Area Code 312-993-4400
                                  ____________

Michael J. Richman, Esq.                Copies to:
Goldman, Sachs & Co.                    Jeffrey A. Dalke, Esq.
85 Broad Street - 12th Floor            Drinker Biddle & Reath LLP
New York, New York 10004                1345 Chestnut Street
                                        Philadelphia, PA  19107
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

( )  immediately upon filing pursuant to paragraph (b)
(X)  on October 1, 1997 pursuant to paragraph (b)
( )  60 days after filing pursuant to paragraph (a)(1)
( )  On May 1, 1997 pursuant to paragraph (a)(1)
( )  75 days after filing pursuant to paragraph (a)(2)
( )  On (Date) pursuant to paragraph (a)(2) of rule 485.

Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2. On March 31, 1997, Registrant filed a Rule 24f-2 notice for its fiscal year ended January 31, 1997.

This registration statement is being filed solely to fulfill an undertaking to file a post-effective amendment using financial statements within four to six months from the effective date of the post-effective amendment to the Registration Statement relat ing to the CORE Large Cap Growth Fund.

                              GOLDMAN SACHS TRUST

                          Goldman Sachs Equity Funds
                      Class A, Class B and Class C Shares

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                CAPTION
------                                -------

Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Captial Growth Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund.

1.        Cover Page                  Cover Page

2.        Synopsis                    Fund Highlights; Fees and Expenses

3.        Condensed Financial         Financial Highlights
          Information

4.        General Description         Cover Page; Fund Highlights; Investment
          of Registrant               Objective and Policies; Description of
                                      Securities; Risk Factors; Investment
                                      Techniques; Investment Restrictions;
                                      Portfolio Turnover; Reports to
                                      Shareholders; Shares of the Trust;
                                      Additional Information

5.        Management of the Fund      Management

6.        Capital Stock and           Dividends; Shares of the Trust;
          Other Securities            Taxation; Additional Information

7.        Purchase of Securities      How to Invest; Net Asset
          Being Offered               Value; Additional Information

8.        Redemption or               How to sell Shares of the Fund;
          Repurchase                  Additional Information


9.        Pending Legal          Not Applicable
          Proceedings



PART B                           CAPTION
------                           -------

10.       Cover Page             Cover Page

11.       Table of Contents      Table of Contents

12.       General Information    Not Applicable
          and History

13.       Investment Objectives  Investment Policies;
          and Policies           Investment Restrictions

14.       Management of the      Management
          Registrant

15.       Control Persons and    Shares of the Trust
          Principal Holders of
          Securities

16.       Investment Advisory    Management
          and Other Services

17.       Brokerage Allocation   Portfolio Transactions
          and Other Securities   and Brokerage

18.       Capital Stock and      Shares of the Trust
          Other Securities

19.       Purchase, Redemption   Management; Net Asset Value,
          and Pricing of         Other Information Regarding
          Securities Being       Purchases, Redemptions, Ex-
          Offered                changes and Dividends

20.       Tax Status             Taxation

21.       Underwriters           Management-Distributor

22.       Calculation of         Performance Information
          Performance Data

23.       Financial Statements   Financial Statements


Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                              GOLDMAN SACHS TRUST

                           Goldman Sachs Equity Funds
                              Institutional Shares

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                               CAPTION
------                               -------

Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Captial Growth Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund.

1.        Cover Page                 Cover Page

2.        Synopsis                   Fund Highlights; Fees and Expenses

3.        Condensed Financial        Financial Highlights
          Information

4.        General Description        Cover Page; Fund Highlights;
          of Registrant              Investment Objective and Poli-
                                     cies; Description of Securi-
                                     ties; Risk Factors; Investment
                                     Techniques; Investment Re-
                                     strictions; Portfolio Turn-
                                     over; Reports to Shareholders;
                                     Shares of the Trust; Addition-
                                     al Information

5.         Management of the Fund    Management

6.         Capital Stock and         Dividends; Shares of
           Other Securities          the Trust; Taxation; Addi-
                                     tional Information

7.         Purchase of Securities    How to Invest; Net Asset
           Being Offered             Value; Additional Information

8.         Redemption or             How to sell Shares of the
           Repurchase                Fund; Additional Information



9.        Pending Legal          Not Applicable
          Proceedings


PART B                           CAPTION
------                           -------

10.       Cover Page             Cover Page

11.       Table of Contents      Table of Contents

12.       General Information    Not Applicable
          and History

13.       Investment Objectives  Investment Policies;
          and Policies           Investment Restrictions

14.       Management of the      Management
          Registrant

15.       Control Persons and    Shares of the Trust
          Principal Holders of
          Securities

16.       Investment Advisory    Management
          and Other Services

17.       Brokerage Allocation   Portfolio Transactions
          and Other Securities   and Brokerage

18.       Capital Stock and      Shares of the Trust
          Other Securities

19.       Purchase, Redemption   Management; Net Asset Value,
          and Pricing of         Other Information Regarding
          Securities Being       Purchases, Redemptions, Ex-
          Offered                changes and Dividends

20.       Tax Status             Taxation

21.       Underwriters           Management-Distributor

22.       Calculation of         Performance Information
          Performance Data

23.       Financial Statements   Financial Statements

Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                              GOLDMAN SACHS TRUST

                           Goldman Sachs Equity Funds
                                 Service Shares
                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                               CAPTION
------                               -------

Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Captial Growth Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund.

1.        Cover Page                 Cover Page

2.        Synopsis                   Fund Highlights; Fees and
                                     Expenses

3.        Condensed Financial
          Information                Financial Highlights


4.        General Description        Cover Page; Fund Highlights;
          of Registrant              Investment Objective and Poli-
                                     cies; Description of Securi-
                                     ties; Risk Factors; Investment
                                     Techniques; Investment Re-
                                     strictions; Portfolio Turn-
                                     over; Reports to Shareholders;
                                     Shares of the Trust; Addition-
                                     al Information

5.         Management of the Fund    Management

6.         Capital Stock and         Dividends; Shares of
           Other Securities          the Trust; Taxation; Addi-
                                     tional Information

7.         Purchase of Securities    How to Invest; Net Asset
           Being Offered             Value; Additional Information

8.         Redemption or             How to sell Shares of the
           Repurchase                Fund; Additional Information

9.        Pending Legal          Not Applicable
          Proceedings


PART B                           CAPTION
------                           -------

10.       Cover Page             Cover Page

11.       Table of Contents      Table of Contents

12.       General Information    Not Applicable
          and History

13.       Investment Objectives  Investment Policies;
          and Policies           Investment Restrictions

14.       Management of the      Management
          Registrant

15.       Control Persons and    Shares of the Trust
          Principal Holders of
          Securities

16.       Investment Advisory    Management
          and Other Services

17.       Brokerage Allocation   Portfolio Transactions
          and Other Securities   and Brokerage

18.       Capital Stock and      Shares of the Trust
          Other Securities

19.       Purchase, Redemption   Management; Net Asset Value,
          and Pricing of         Other Information Regarding
          Securities Being       Purchases, Redemptions, Ex-
          Offered                changes and Dividends

20.       Tax Status             Taxation

21.       Underwriters           Management-Distributor

22.       Calculation of         Performance Information
          Performance Data

23.       Financial Statements   Financial Statements

Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

--------------------------------------------------------------------------------

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity and Small Cap Value (formerly "Small Cap Equity") Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity (formerly the "Select Equity Fund") and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
                                                        (continued on next page)
PROSPECTUS
               GOLDMAN SACHS EQUITY FUNDS CLASS A, B AND C SHARES

October 1, 1997
GOLDMAN SACHS BALANCED FUND
  Seeks long-term capital growth and current income through investments in eq-uity and fixed income securities.

GOLDMAN SACHS GROWTH AND INCOME FUND
  Seeks long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

GOLDMAN SACHS CORE U.S. EQUITY FUND
  Seeks long-term growth of capital and dividend income through a broadly di-versified portfolio of large cap and blue chip equity securities represent-ing all major sectors of the U.S. economy.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
  Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
  Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 In-dex at the time of investment.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
  Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS CAPITAL GROWTH FUND
  Seeks long-term growth of capital through diversified investments in equity securities of companies that are considered to have long-term capital appre-ciation potential.

GOLDMAN SACHS MID CAP EQUITY FUND
  Seeks long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations of between $500 million and $10 billion at the time of investment.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS SMALL CAP VALUE FUND
  Seeks long-term capital growth through investments in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of emerging country issuers.

GOLDMAN SACHS ASIA GROWTH FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies related (in the manner described herein) to Asian coun-tries.

(cover continued)

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, AND IN WHICH OTHER FUNDS CAN INVEST A PORTION OF THEIR ASSETS, ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. THE FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated October 1, 1997, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
Fund Highlights.......................................................   3
Fees and Expenses.....................................................   8
Financial Highlights..................................................  14
Investment Objectives and Policies....................................  23
Description of Securities.............................................  31
Investment Techniques.................................................  36
Risk Factors..........................................................  40
Investment Restrictions...............................................  42
Portfolio Turnover....................................................  42
Management............................................................  43
Reports to Shareholders...............................................  48
How to Invest.........................................................  48

                                                                       PAGE
                                                                       ----
Services Available to Shareholders....................................  54
Distribution and Authorized Dealer Service Plans......................  57
How to Sell Shares of the Funds.......................................  58
Dividends.............................................................  60
Net Asset Value.......................................................  61
Performance Information...............................................  61
Shares of the Trust...................................................  62
Taxation..............................................................  63
Additional Information................................................  65
Appendix ............................................................. A-1
Account Application

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

   FUND NAMES      INVESTMENT OBJECTIVES     INVESTMENT CRITERIA          BENCHMARKS
 -------------    ----------------------   -----------------------  -----------------------
 BALANCED FUND    Long-term capital growth Between 45% and 65% of   Lehman Aggregate Bond
                  and current income.      total assets in equity   Index and the Standard &
                                           securities and at least  Poor's Index of 500
                                           25% in fixed income      Common Stocks (the "S&P
                                           senior securities.       500 Index")
--------------------------------------------------------------------------------------------
 GROWTH AND       Long-term growth of      At least 65% of total    S&P 500 Index
 INCOME FUND      capital and growth of    assets in equity
                  income.                  securities that the
                                           Investment Adviser
                                           considers to have
                                           favorable prospects for
                                           capital appreciation
                                           and/or dividend paying
                                           ability.
--------------------------------------------------------------------------------------------
 CORE U.S.        Long-term growth of      At least 90% of total    S&P 500 Index
 EQUITY FUND      capital and dividend     assets in
                  income.                  equity securities of
                                           U.S. issuers. The Fund
                                           seeks to achieve its
                                           objective through a
                                           broadly diversified
                                           portfolio of large cap
                                           and blue chip equity
                                           securities representing
                                           all major sectors of
                                           the U.S. economy. The
                                           Fund's investments are
                                           selected using both  a
                                           variety of quantitative
                                           techniques and
                                           fundamental research in
                                           seeking to maximize the
                                           Fund's expected return,
                                           while maintaining risk,
                                           style, capitalization
                                           and industry
                                           characteristics
                                           similar to the S&P 500
                                           Index.


                                                                     (continued)

--------------------------------------------------------------------------------

 FUND NAME      INVESTMENT OBJECTIVES       INVESTMENT CRITERIA             BENCHMARK
--------------  ---------------------  -----------------------------  --------------------
 CORE LARGE     Long-term growth of    At least 90% of total assets   Russell 1000 Growth
 CAP GROWTH     capital.               in equity securities of U.S.   Index
 FUND           Dividend income is a   issuers, including certain
                secondary              foreign issuers traded in the
                consideration.         U.S. The Fund seeks to achieve
                                       its objective through a
                                       broadly diversified portfolio
                                       of equity securities of large
                                       cap U.S. issuers that are
                                       expected to have better
                                       prospects for earnings growth
                                       than the growth rate of the
                                       general domestic economy. The
                                       Fund's investments are
                                       selected using both a variety
                                       of quantitative techniques and
                                       fundamental research in
                                       seeking to maximize the Fund's
                                       expected return, while
                                       maintaining risk, style,
                                       capitalization and industry
                                       characteristics similar to the
                                       Russell 1000 Growth Index.
-------------------------------------------------------------------------------------------
 CORE SMALL     Long-term growth of    At least 90% of total assets   Russell 2000 Index
 CAP EQUITY     capital.               in equity securities of U.S.
 FUND                                  issuers, including certain
                                       foreign issuers traded in the
                                       U.S. The Fund seeks to achieve
                                       its objective through a
                                       broadly diversified portfolio
                                       of equity securities of U.S.
                                       issuers which are included in
                                       the Russell 2000 Index at the
                                       time of investment. The Fund's
                                       investments are selected using
                                       both a variety of quantitative
                                       techniques and fundamental
                                       research in seeking to
                                       maximize the Fund's expected
                                       return, while maintaining
                                       risk, style, capitalization
                                       and industry characteristics
                                       similar to the Russell 2000
                                       Index.
-------------------------------------------------------------------------------------------
 CORE           Long-term growth of    At least 90% of total assets   EAFE Index (unhedged)
 INTERNATIONAL  capital.               in equity securities of
 EQUITY FUND                           companies organized outside
                                       the United States or whose
                                       securities are principally
                                       traded outside the United
                                       States. The Fund seeks broad
                                       representation of large cap
                                       issuers across major countries
                                       and sectors of the
                                       international economy. The
                                       Fund's investments are
                                       selected using both a variety
                                       of quantitative techniques and
                                       fundamental research in
                                       seeking to maximize the Fund's
                                       expected return, while
                                       maintaining risk, style,
                                       capitalization and industry
                                       characteristics similar to the
                                       unhedged Morgan Stanley
                                       Capital International (MSCI)
                                       Europe, Australia and Far East
                                       Index (the "EAFE Index"). The
                                       Fund may employ certain
                                       currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 CAPITAL        Long-term capital      At least 90% of total assets   S&P 500 Index
 GROWTH FUND    growth.                in a diversified portfolio of
                                       equity securities. The
                                       Investment Adviser considers
                                       long-term capital appreciation
                                       potential in selecting
                                       investments.

--------------------------------------------------------------------------------

 FUND NAME      INVESTMENT OBJECTIVES       INVESTMENT CRITERIA             BENCHMARK
--------------  ---------------------  -----------------------------  --------------------
 MID CAP        Long-term capital      At least 65% of total assets   Russell Midcap Index
 EQUITY FUND    appreciation.          in equity securities of
                                       companies with public stock
                                       market capitalizations of
                                       between $500 million and $10
                                       billion at the time of
                                       investment ("Mid-Cap
                                       Companies").
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term capital      Substantially all, and at      FT/S&P Actuaries
 EQUITY FUND    appreciation.          least 65%, of total assets in  Europe & Pacific
                                       equity securities of companies Index (unhedged)
                                       organized outside the United
                                       States or whose securities are
                                       principally traded outside the
                                       United States. The Fund may
                                       employ currency management
                                       techniques.
-------------------------------------------------------------------------------------------
 SMALL CAP      Long-term capital      At least 65% of total assets   Russell 2000
 VALUE FUND     growth.                in equity securities of
                                       companies with public stock
                                       market capitalizations of $1
                                       billion or less at the time of
                                       investment. The Fund currently
                                       emphasizes investments
                                       in companies with
                                       public stock market
                                       capitalizations
                                       of $500 million or less at the
                                       time of investment.
-------------------------------------------------------------------------------------------
 EMERGING       Long-term capital      Substantially all, and at      Morgan Stanley
 MARKETS        appreciation.          least 65%, of total assets in  Capital International
 EQUITY FUND                           equity securities of emerging  Emerging Markets Free
                                       country issuers. The Fund may  Index
                                       employ certain currency
                                       management techniques.
-------------------------------------------------------------------------------------------
 ASIA GROWTH    Long-term capital      Substantially all, and at      Morgan Stanley
 FUND           appreciation.          least 65%, of total assets in  Capital International
                                       equity securities of companies All Country Asia Free
                                       in China, Hong Kong, India,    ex Japan Index
                                       Indonesia, Malaysia, Pakistan,
                                       the Philippines,
                                       Singapore, South Korea, Sri
                                       Lanka, Taiwan and Thailand.
                                       The Fund may employ certain
                                       currency management
                                       techniques.

  WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility . Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds invest primarily outside the United States, these Funds may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of emerging countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. As of August 19, 1997, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $124 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?


  Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?


                                                                  MINIMUM
                                                            --------------------
                                                            INITIAL
                                                            PURCHASE ADDITIONAL
TYPE OF PURCHASE                                             AMOUNT  INVESTMENTS
----------------                                            -------- -----------
Regular Purchases..........................................  $1,000      $50
Tax-Sheltered Retirement Plans and UGMA/UTMA Purchases.....  $  250      $50
Automatic Investment Plan..................................  $   50      $50
403(b) Plans...............................................  $  200      $50

  For further information, see "How to Invest--How to Buy Shares of the Funds" on page 49.

 HOW DO I PURCHASE SHARES?

  You may purchase shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have agreements with Goldman Sachs relating to the sale of shares ("Authorized Dealers"). See "How to Invest" on page 48.

 WHAT ARE MY PURCHASE ALTERNATIVES?


  The Funds offer three classes of shares through this Prospectus. These shares may be purchased at the investor's choice, at a price equal to their next determined net asset value ("NAV") (i) plus an initial sales charge imposed at the time of purchase ("Class A shares"), (ii) with a contingent deferred sales charge imposed on redemptions within six years of purchase ("Class B shares") or (iii) without any initial or contingent deferred sales charge, as long as shares are held for one year or more ("Class C Shares"). Direct purchases of $1 million or more of Class A shares will be sold without an initial sales charge and will be subject to a contingent deferred sales charge at the time of certain redemptions.

                            MAXIMUM INITIAL                   MAXIMUM CONTINGENT
   ALL FUNDS                 SALES CHARGE                   DEFERRED SALES CHARGE
   ---------                ---------------                 ---------------------
   Class A.................      5.5%                            (See above)
   Class B.................       N/A                 5% declining to 0% after six years
   Class C.................       N/A       1% if shares are redeemed within 12 months of purchase

  Over time, the deferred sales charge and distribution fees attributable to Class B or Class C shares will exceed the initial sales charge and the distribution fees attributable to Class A shares. Class B shares convert to Class A shares, which are subject to lower distribution fees, eight years after initial purchase. Class C shares, which are subject to the same distribution fees as Class B shares, do not convert to Class A shares and are subject to the higher distribution fees indefinitely. See "How to Invest--Alternative Purchase Arrangements" on page 48.

 HOW DO I SELL MY SHARES?


  You may redeem shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "How to Sell Shares of the Funds."
 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                   --------------------------- -------------
Balanced..............................          Quarterly            Annually
Growth and Income.....................          Quarterly            Annually
CORE U.S. Equity......................           Annually            Annually
CORE Large Cap Growth.................           Annually            Annually
CORE Small Cap Equity.................           Annually            Annually
CORE International Equity.............           Annually            Annually
Capital Growth........................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
International Equity..................           Annually            Annually
Small Cap Value.......................           Annually            Annually
Emerging Markets Equity...............           Annually            Annually
Asia Growth...........................           Annually            Annually

  You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive dividends in cash, shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A shares of a Fund, or ILA Class B or Class C Units of the Prime Obligations Portfolio, if you hold Class B or Class C shares of a Fund (the "ILA Portfolios"). For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES

                                                              GROWTH
                                                               AND                            CORE U.S.
                           BALANCED                           INCOME                            EQUITY
                             FUND                              FUND                              FUND
                  --------------------------------  --------------------------------  --------------------------------
                  CLASS A    CLASS B    CLASS C/5/  CLASS A    CLASS B    CLASS C/5/  CLASS A    CLASS B    CLASS C/5/
                  -------    -------    ----------  -------    -------    ----------  -------    -------    ----------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales
  Charge Imposed
  on Purchases...   5.5%/1/   none         none       5.5%/1/   none         none       5.5%/1/   none         none
 Maximum Sales
  Charge Imposed
  on Reinvested
  Dividends......  none       none         none      none       none         none      none       none         none
 Maximum Deferred
  Sales Charge...  none/1/     5.0%/2/      1.0%/3/  none/1/     5.0%/2/      1.0%/3/  none/1/     5.0%/2/      1.0%/3/
 Redemption
  Fees/4/........  none       none         none      none       none         none      none       none         none
 Exchange
  Fees/4/........  none       none         none      none       none         none      none       none         none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of average
 net assets)
 Management Fees
  (after
  applicable
  limitations)/6/. 0.65%      0.65%        0.65%     0.70%      0.70%        0.70%     0.59%      0.59%        0.59%
 Distribution
  (Rule 12b-1)
  Fees (after
  applicable
  limitations)/7/. 0.00%      0.75%        0.75%     0.04%      0.75%        0.75%     0.21%      0.75%        0.75%
Other Expenses:
 Authorized
  Dealer Service
  Fees...........  0.25%      0.25%        0.25%     0.25%      0.25%        0.25%     0.25%      0.25%        0.25%
 Other Expenses
  (after
  applicable
  limitations)/8/. 0.10%      0.10%        0.10%     0.23%      0.23%        0.23%     0.24%      0.24%        0.24%
                   ----       ----         ----      ----       ----         ----      ----       ----         ----
TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATIONS)/9/.  1.00%      1.75%        1.75%     1.22%      1.93%        1.93%     1.29%      1.83%        1.83%
                   ====       ====         ====      ====       ====         ====      ====       ====         ====
                           CORE                             CORE                             CORE
                         LARGE CAP                        SMALL CAP                      INTERNATIONAL
                      GROWTH FUND/5/                   EQUITY FUND/5/                   EQUITY FUND/5/
                  -------------------------------- -------------------------------- --------------------------------
                  CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales
  Charge Imposed
  on Purchases...   5.5%/1/   none       none        5.5%/1/   none       none        5.5%/1/   none       none
 Maximum Sales
  Charge Imposed
  on Reinvested
  Dividends......  none       none       none       none       none       none       none       none       none
 Maximum Deferred
  Sales Charge...  none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/    1.0%/3/
 Redemption
  Fees/4/........  none       none       none       none       none       none       none       none       none
 Exchange
  Fees/4/........  none       none       none       none       none       none       none       none       none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of average
 net assets)
 Management Fees
  (after
  applicable
  limitations)/6/. 0.60%      0.60%      0.60%      0.75%      0.75%      0.75%      0.75%      0.75%      0.75%
 Distribution
  (Rule 12b-1)
  Fees (after
  applicable
  limitations)/7/. 0.00%      0.75%      0.75%      0.05%      0.75%      0.75%      0.25%      0.75%      0.75%
Other Expenses:
 Authorized
  Dealer Service
  Fees...........  0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%
 Other Expenses
  (after
  applicable
  limitations)/8/. 0.05%      0.05%      0.05%      0.20%      0.20%      0.20%      0.25%      0.25%      0.25%
                  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
TOTAL FUND
 OPERATING
 EXPENSES (AFTER
 FEE AND EXPENSE
 LIMITATIONS)/9/.  0.90%      1.65%      1.65%      1.25%      1.95%      1.95%      1.50%      2.00%      2.00%
                  ========== ========== ========== ========== ========== ========== ========== ========== ==========

                           CAPITAL                          MID CAP                            INT'L
                            GROWTH                          EQUITY                             EQUITY
                             FUND                           FUND/5/                             FUND
                  --------------------------------  -----------------------------    --------------------------------
                  CLASS A    CLASS B    CLASS C/5/  CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C/5/
                  -------    -------    ----------  -------    -------    -------    -------    -------    ----------
SHAREHOLDER
TRANSACTION
EXPENSES:
 Maximum Sales
 Charge Imposed
 on Purchases....   5.5%/1/   none         none       5.5%/1/   none       none        5.5%/1/   none         none
 Maximum Sales
 Charge Imposed
 on Reinvested
 Dividends.......  none       none         none      none       none       none       none       none         none
 Maximum Deferred
 Sales Charge....  none/1/     5.0%/2/      1.0%/3/  none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/      1.0%/3/
 Redemption
 Fees/4/.........  none       none         none      none       none       none       none       none         none
 Exchange
 Fees/4/.........  none       none         none      none       none       none       none       none         none
ANNUAL FUND
OPERATING
EXPENSES: (as a
percentage of
average net
assets)
 Management Fees
 (after
 applicable
 limitations)/6/.  1.00%      1.00%        1.00%     0.75%      0.75%      0.75%      0.89%      0.89%        0.89%
 Distribution
 (Rule 12b-1)
 Fees (after
 applicable
 limitations)/7/.  0.00%      0.75%        0.75%     0.25%      0.75%      0.75%      0.21%      0.75%        0.75%
Other Expenses:
 Authorized
 Dealer Service
 Fees............  0.25%      0.25%        0.25%     0.25%      0.25%      0.25%      0.25%      0.25%        0.25%
 Other Expenses
 (after
 applicable
 limitations)/8/.  0.15%      0.15%        0.15%     0.10%      0.10%      0.10%      0.34%      0.34%        0.34%
                   ----       ----         ----      ----       ----       ----       ----       ----         ----
TOTAL FUND
OPERATING
EXPENSES (AFTER
FEE AND EXPENSE
LIMITATIONS)/9/..  1.40%      2.15%        2.15%     1.35%      1.85%      1.85%      1.69%      2.23%        2.23%
                   ====       ====         ====      ====       ====       ====       ====       ====         ====
                            SMALL                          EMERGING
                             CAP                            MARKETS                             ASIA
                            VALUE                           EQUITY                             GROWTH
                             FUND                           FUND/5/                             FUND
                  --------------------------------- -------------------------------- ---------------------------------
                  CLASS A    CLASS B    CLASS C/5/  CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C/5/
                  ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
SHAREHOLDER
TRANSACTION
EXPENSES:
 Maximum Sales
 Charge Imposed
 on Purchases....   5.5%/1/   none         none       5.5%/1/   none       none        5.5%/1/   none         none
 Maximum Sales
 Charge Imposed
 on Reinvested
 Dividends.......  none       none         none      none       none       none       none       none         none
 Maximum Deferred
 Sales Charge....  none/1/     5.0%/2/      1.0%/3/  none/1/     5.0%/2/    1.0%/3/   none/1/     5.0%/2/      1.0%/3/
 Redemption
 Fees/4/.........  none       none         none      none       none       none       none       none         none
 Exchange
 Fees/4/.........  none       none         none      none       none       none       none       none         none
ANNUAL FUND
OPERATING
EXPENSES: (as a
percentage of
average net
assets)
 Management Fees
 (after
 applicable
 limitations)/6/.  1.00%      1.00%        1.00%     1.10%      1.10%      1.10%      0.86%      0.86%        0.86%
 Distribution
 (Rule 12b-1)
 Fees (after
 applicable
 limitations)/7/.  0.00%      0.75%        0.75%     0.25%      0.75%      0.75%      0.21%      0.75%        0.75%
Other Expenses:
 Authorized
 Dealer Service
 Fees............  0.25%      0.25%        0.25%     0.25%      0.25%      0.25%      0.25%      0.25%        0.25%
 Other Expenses
 (after
 applicable
 limitations)/8/.  0.35%      0.35%        0.35%     0.30%      0.30%      0.30%      0.35%      0.35%        0.35%
                  ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- -----------
TOTAL FUND
OPERATING
EXPENSES (AFTER
FEE AND EXPENSE
LIMITATIONS)/9/..  1.60%      2.35%        2.35%     1.90%      2.40%      2.40%      1.67%      2.21%        2.21%
                  ========== ========== =========== ========== ========== ========== ========== ========== ===========

----
/1/As a percentage of the offering price. No sales charge is imposed on purchases of Class A shares by certain classes of investors. A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price--Class A Shares."
/2/A contingent deferred sales charge is imposed upon shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. See "How to Invest--Offering Price--Class B Shares."
/3/A contingent deferred sales charge of 1.00% is imposed on shares redeemed within 12 months of purchase. See "How to Invest--Offering Price--Class C Shares."
/4/A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."
/5/Based on estimated amounts for the current fiscal year.
/6/The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds equal to .16%, .15%, .10%, .10%, .11%, .10% and .14%, respectively. Without such limitations, management fees would be .75%, .75%, .85%, .85%, 1.00%, 1.20% and 1.00% of each Fund's average daily net assets, respectively.
/7/Goldman Sachs is imposing the entire distribution fee attributable to Class
  A shares of the CORE International Equity, Mid Cap Equity and Emerging Markets Equity Funds. Goldman Sachs voluntarily has agreed not to impose the entire distribution fee attributable to Class A shares of each other Fund, except Growth and Income,

 CORE U.S. Equity, CORE Small Cap Equity, International Equity and Asia Growth Funds where Goldman Sachs voluntarily has agreed not to impose a portion of the distribution fee equal to .21%, .04%, .20%, .04% and .04%, respectively, of the distribution fee. Distribution fees for Class A shares would otherwise be payable at the rate of .25% of average daily net assets.
/8/The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      Balanced.........................................................  0.10%
      Growth and Income................................................  0.11%
      CORE U.S. Equity.................................................  0.06%
      CORE Large Cap Growth............................................  0.05%
      CORE Small Cap Equity............................................  0.20%
      CORE International Equity........................................  0.25%
      Mid Cap Equity...................................................  0.10%
      International Equity.............................................  0.20%
      Emerging Markets Equity..........................................  0.16%
      Asia Growth......................................................  0.24%

/9/Without the limitations described above, "Other Expenses" and "Total
  Operating Expenses" of the Funds would have been as set forth below. Information for Class A and Class B shares of the Balanced, Growth and Income, CORE U.S. Equity, Capital Growth, International Equity, Small Cap Value and Asia Growth Funds is shown for the fiscal year ended January 31, 1997. Information for the Class A and B shares of the CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity and Emerging Markets Equity Funds, and Class C shares of each Fund are estimated for the current fiscal year.

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Balanced
        Class A..............................................  0.62%     1.77%
        Class B..............................................  0.62%     2.27%
        Class C..............................................  0.62%     2.27%
      Growth and Income
        Class A..............................................  0.23%     1.43%
        Class B..............................................  0.23%     1.93%
        Class C..............................................  0.23%     1.93%
      CORE U.S. Equity
        Class A..............................................  0.28%     1.53%
        Class B..............................................  0.28%     2.03%
        Class C..............................................  0.28%     2.03%
      CORE Large Cap Growth
        Class A..............................................  0.65%     1.90%
        Class B..............................................  0.65%     2.40%
        Class C..............................................  0.65%     2.40%
      CORE Small Cap Equity
        Class A..............................................  0.71%     2.06%
        Class B..............................................  0.71%     2.56%
        Class C..............................................  0.71%     2.56%
      CORE International Equity
        Class A..............................................  0.86%     2.21%
        Class B..............................................  0.86%     2.71%
        Class C..............................................  0.86%     2.71%
      Capital Growth
        Class A..............................................  0.15%     1.65%
        Class B..............................................  0.15%     2.15%
        Class C..............................................  0.15%     2.15%

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Mid Cap Equity
        Class A..............................................  0.26%     1.51%
        Class B..............................................  0.26%     2.01%
        Class C..............................................  0.26%     2.01%
      International Equity
        Class A..............................................  0.38%     1.88%
        Class B..............................................  0.38%     2.38%
        Class C..............................................  0.38%     2.38%
      Small Cap Value
        Class A..............................................  0.35%     1.85%
        Class B..............................................  0.35%     2.35%
        Class C..............................................  0.35%     2.35%
      Emerging Markets Equity
        Class A..............................................  0.92%     2.62%
        Class B..............................................  0.92%     3.12%
        Class C..............................................  0.92%     3.12%
      Asia Growth
        Class A..............................................  0.37%     1.87%
        Class B..............................................  0.37%     2.37%
        Class C..............................................  0.37%     2.37%

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Balanced Fund
 Class A Shares................................   $65     $85    $107     $171
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    68      85     115      181
 --Assuming no redemption......................    18      55      95      181
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    28      55      95      206
 --Assuming no redemption......................    18      55      95      206
Growth and Income Fund
 Class A Shares................................    67      92     118      195
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    70      91     124      200
 --Assuming no redemption......................    20      61     104      200
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    30      61     104      225
 --Assuming no redemption......................    20      61     104      225
CORE U.S. Equity Fund
 Class A Shares................................    67      94     122      202
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    69      88     119      193
 --Assuming no redemption......................    19      58      99      193
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    29      58      99      215
 --Assuming no redemption......................    19      58      99      215

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
CORE Large Cap Growth Fund
 Class A Shares................................    64      82     N/A     N/A
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    67      82     N/A     N/A
 --Assuming no redemption......................    17      52     N/A     N/A
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    27      52     N/A     N/A
 --Assuming no redemption......................    17      52     N/A     N/A
CORE Small Cap Equity Fund
 Class A Shares................................    67      92     N/A     N/A
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    70      91     N/A     N/A
 --Assuming no redemption......................    20      61     N/A     N/A
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    30      61     N/A     N/A
 --Assuming no redemption......................    20      61     N/A     N/A
CORE International Equity Fund
 Class A Shares................................    69     100     N/A     N/A
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    70      93     N/A     N/A
 --Assuming no redemption......................    20      63     N/A     N/A
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    30      63     N/A     N/A
 --Assuming no redemption......................    20      63     N/A     N/A
Capital Growth Fund
 Class A Shares................................    68      97     127     214
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    72      97     135     222
 --Assuming no redemption......................    22      67     115     222
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    32      67     115     248
 --Assuming no redemption......................    32      67     115     248
Mid Cap Equity Fund
 Class A Shares................................    68      95     125     208
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    69      88     120     194
 --Assuming no redemption......................    19      58     100     194
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    29      58     100     217
 --Assuming no redemption......................    19      58     100     217
International Equity Fund
 Class A Shares................................    71     105     142     244
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    73     100     139     234
 --Assuming no redemption......................    23      70     119     234
Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    33      70     119     256
 --Assuming no redemption......................    23      70     119     256
Small Cap Value Fund
 Class A Shares................................    70     103     137     235
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    74     103     146     242
 --Assuming no redemption......................    24      73     126     242
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    34      73     126     269
 --Assuming no redemption......................    24      73     126     269

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Emerging Markets Equity Fund
 Class A Shares................................    73     111     N/A     N/A
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    74     105     N/A     N/A
 --Assuming no redemption......................    24      75     N/A     N/A
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    34      75     N/A     N/A
 --Assuming no redemption......................    24      75     N/A     N/A
Asia Growth Fund
 Class A Shares................................    71     105     141     242
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................    72      99     138     233
 --Assuming no redemption......................    22      69     118     233
 Class C Shares
 --Assuming complete redemption at end of peri-
  od...........................................    32      69     118     254
 --Assuming no redemption......................    22      69     118     254

  The hypothetical example assumes that a contingent deferred sales charge will not apply to redemptions of Class A shares within the first 18 months. Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

  The Investment Advisers and Goldman Sachs have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Class A, B and C shares. Each Fund also offers Institutional and Service Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A, Class B and Class C shares. Information regarding Institutional and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus. Because of the Distribution Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  In addition to the compensation itemized above, certain institutions that sell Fund shares and/or their salespersons may receive certain compensation for the sale and distribution of Class A, Class B and Class C shares of the Funds or for services to the Funds. For additional information regarding such compensation, see "Management" and "Services Available to Shareholders" in the Prospectus and "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds (except the CORE Large Cap Growth Fund) outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended January 31, 1997 (the "Annual Report"). The following data with respect to a share (of the Class specified) of the CORE Large Cap Growth Fund during the period ended July 31, 1997 are unaudited. This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report and Semi-Annual Report also contain performance information and are available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer Class A, Class B or Class C shares of the CORE Small Cap Equity, CORE International Equity, Mid Cap Equity and Emerging Markets Equity Funds or Class C shares of any other Fund. Accordingly, there are no financial highlights for these Funds or Classes.

------------------------------------------------------------------------------------------------------------------------------
                                 INCOME (LOSS) FROM                DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(H)               SHAREHOLDERS
                           ------------------------------ -----------------------------------
                                         NET REALIZED                  FROM NET
                 NET ASSET              AND UNREALIZED       FROM    REALIZED GAIN IN EXCESS      NET     NET ASSET
                  VALUE,      NET       GAIN (LOSS) ON       NET     ON INVESTMENT   OF NET    INCREASE    VALUE,
                 BEGINNING INVESTMENT    INVESTMENTS,     INVESTMENT  AND FUTURE   INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   INCOME   OPTIONS AND FUTURES   INCOME   TRANSACTIONS    INCOME   ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- ------------------- ---------- ------------- ---------- ----------- --------- ---------
                                                           BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........  $17.31     $0.66           $2.47          $(0.66)     $(1.00)        --        $1.47     $18.78     18.59%
1997--Class B
Shares(b).......   17.46      0.42            2.34           (0.42)      (1.00)      (0.07)       1.27      18.73     16.22(c)
1996--Class A
Shares..........   14.22      0.51            3.43           (0.50)      (0.35)        --         3.09      17.31     28.10
FOR THE PERIOD
ENDED JANUARY
31,
1995--Class A
Shares(d).......   14.18      0.10            0.02           (0.08)        --          --         0.04      14.22      0.87(c)

                                                                               RATIOS ASSUMING
                                                                             NO VOLUNTARY WAIVER
                                                                                  OF FEES OR
                                                                             EXPENSE LIMITATIONS
                                                                           ------------------------
                                                                RATIO OF                RATIO OF
                                           NET      RATIO OF       NET                     NET
                                        ASSETS AT      NET     INVESTMENT   RATIO OF   INVESTMENT
                 PORTFOLIO    AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES  INCOME (LOSS)
                 TURNOVER    COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE  TO AVERAGE
                   RATE       RATE(G)   IN (000'S)   ASSETS      ASSETS    NET ASSETS  NET ASSETS
                 ----------- ---------- ---------- ----------- ----------- ---------- -------------
                                                    BALANCED FUND
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  208.11(f)    $.0587    $81,410      1.00%       3.76%       1.77%        2.99%
1997--Class B
Shares(b).......  208.11(f)     .0587      2,110      1.75(e)     2.59(e)     2.27(e)      2.07(e)
1996--Class A
Shares..........  197.10(f)       --      50,928      1.00        3.65        1.90         2.75
FOR THE PERIOD
ENDED JANUARY
31,
1995--Class A
Shares(d).......   14.71(c)       --       7,510      1.00(e)     3.39(e)     8.29(e)     (3.90)(e)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) Not annualized.
(d) For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
(e) Annualized.
(f) Includes the effect of mortgage dollar roll transactions.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

                              INCOME (LOSS) FROM               DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(H)              SHAREHOLDERS
                           -------------------------- -----------------------------------
                                        NET REALIZED               FROM NET
                 NET ASSET             AND UNREALIZED    FROM    REALIZED GAIN IN EXCESS
                  VALUE,      NET      GAIN (LOSS) ON    NET     ON INVESTMENT   OF NET   ADDITIONAL
                 BEGINNING INVESTMENT   INVESTMENTS   INVESTMENT  AND OPTION   INVESTMENT  PAID-IN
                 OF PERIOD   INCOME     AND OPTIONS     INCOME   TRANSACTIONS    INCOME    CAPITAL
                 --------- ----------  -------------- ---------- ------------- ---------- ----------
                                                       GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------
1997--Class A
Shares..........  $19.98     $0.35         $5.18        $(0.35)     $(1.97)      $(0.01)     $--
1997--Class B
Shares(f).......   20.82      0.17          4.31         (0.17)      (1.97)       (0.06)      --
1997--Institu-
tional
Shares(f).......   21.25      0.29          3.96         (0.30)      (1.97)       (0.04)      --
1997--Service
Shares(f).......   20.71      0.28          4.50         (0.28)      (1.97)       (0.07)      --
1996--Class A
Shares..........   15.80      0.33          4.75         (0.30)      (0.60)         --        --
1995--Class A
Shares..........   15.79      0.20(b)       0.30(b)      (0.20)      (0.33)       (0.07)     0.11(b)
FOR THE PERIOD
ENDED JANUARY
31,
1994--Class A
Shares(c).......   14.18      0.15          1.68         (0.15)      (0.06)       (0.01)      --

                                                                                                                RATIOS ASSUMING
                                                                                                              NO VOLUNTARY WAIVER
                                                                                                                   OF FEES OR
                                                                                                              EXPENSE LIMITATIONS
                                                                                                            ------------------------
                                                                                                 RATIO OF                RATIO OF
                                                                            NET      RATIO OF       NET                     NET
                     NET     NET ASSET                                   ASSETS AT      NET     INVESTMENT   RATIO OF   INVESTMENT
                  INCREASE    VALUE,              PORTFOLIO    AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES  INCOME (LOSS)
                   IN NET     END OF     TOTAL    TURNOVER    COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE  TO AVERAGE
                 ASSET VALUE  PERIOD   RETURN(A)    RATE       RATE(G)   IN (000'S)   ASSETS      ASSETS    NET ASSETS  NET ASSETS
                 ----------- --------- ---------- ----------- ---------- ---------- ----------- ----------- ---------- -------------
                                                              GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........    $3.20     $23.18     28.42%     53.03%      $.0586    $615,103     1.22%       1.60%       1.43%        1.39%
1997--Class B
Shares(f).......     2.28      23.10     22.23(d)   53.03        .0586      17,346     1.93(e)     0.15(e)     1.93(e)      0.15(e)
1997--Institu-
tional
Shares(f).......     1.94      23.19     20.77(d)   53.03        .0586         193     0.82(e)     1.36(e)     0.82(e)      1.36(e)
1997--Service
Shares(f).......     2.46      23.17     23.87(d)   53.03        .0586       3,174     1.32(e)     0.94(e)     1.32(e)      0.94(e)
1996--Class A
Shares..........     4.18      19.98     32.45      57.93          --      436,757     1.20        1.67        1.45         1.42
1995--Class A
Shares..........     0.01      15.80      3.97      71.80          --      193,772     1.25        1.28        1.58         0.95
FOR THE PERIOD
ENDED JANUARY
31,
1994--Class A
Shares(c).......     1.61      15.79     13.08(d)  102.23(d)       --       41,528     1.25(e)     1.23(e)     3.24(e)     (0.76)(e)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Calculated based on the average shares outstanding methodology.
(c) For the period from February 5, 1993 (commencement of operations) to January 31, 1994.
(d) Not annualized.
(e) Annualized.
(f) For the period from March 6, May 1 and June 3, 1996 (commencement of operations) to January 31, 1997 for Service, Class B and Institutional shares, respectively.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

                                 INCOME (LOSS) FROM                DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(H)               SHAREHOLDERS
                           ------------------------------ -----------------------------------
                                         NET REALIZED                  FROM NET                   NET
                 NET ASSET              AND UNREALIZED       FROM    REALIZED GAIN IN EXCESS   INCREASE   NET ASSET
                  VALUE,      NET       GAIN (LOSS) ON       NET     ON INVESTMENT   OF NET   (DECREASE)   VALUE,
                 BEGINNING INVESTMENT    INVESTMENTS,     INVESTMENT  AND FUTURES  INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   INCOME   OPTIONS AND FUTURES   INCOME   TRANSACTIONS    INCOME   ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- ------------------- ---------- ------------- ---------- ----------- --------- ---------
                                                       CORE U.S. EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........  $19.66     $0.16           $4.46          $(0.16)     $(0.80)        --        $3.66     $23.32     23.75%
1997--Class B
Shares(f).......   20.44      0.04            3.70           (0.04)      (0.80)      (0.16)       2.74      23.18     18.59(b)
1997--Institu-
tional Shares...   19.71      0.30            4.51           (0.28)      (0.80)        --         3.73      23.44     24.63
1997--Service
Shares(f).......   21.02      0.13            3.15           (0.13)      (0.80)      (0.10)       2.25      23.27     15.92(b)
1996--Class A
Shares..........   14.61      0.19            5.43           (0.16)      (0.41)        --         5.05      19.66     38.63
1996--Institu-
tional
Shares(d).......   16.97      0.16            3.23           (0.24)      (0.41)        --         2.74      19.71     20.14(b)
1995--Class A
Shares..........   15.93      0.20           (0.38)          (0.20)      (0.94)        --        (1.32)     14.61     (1.10)
1994--Class A
Shares..........   15.46      0.17            2.08           (0.17)      (1.61)        --         0.47      15.93     15.12
1993--Class A
Shares..........   15.05      0.22            0.41           (0.22)        --          --         0.41      15.46      4.30
FOR THE PERIOD
ENDED JANUARY
31,
1992--Class A
Shares(e).......   14.17      0.11            0.88           (0.11)        --          --         0.88      15.05      7.01(b)
                                                                              RATIOS ASSUMING
                                                                            NO VOLUNTARY WAIVER
                                                                                OF FEES OR
                                                                            EXPENSE LIMITATIONS
                                                                           -----------------------
                                                                                       RATIO OF
                                                                RATIO OF                 NET
                                           NET      RATIO OF       NET                INVESTMENT
                                        ASSETS AT      NET     INVESTMENT   RATIO OF    INCOME
                 PORTFOLIO    AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES    (LOSS)
                 TURNOVER    COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE TO AVERAGE
                   RATE       RATE(G)   IN (000'S)   ASSETS      ASSETS    NET ASSETS NET ASSETS
                 ----------- ---------- ---------- ----------- ----------- ---------- ------------
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   37.28%      $.0417    $225,968     1.29%       0.91%       1.53%      0.67%
1997--Class B
Shares(f).......   37.28        .0417      17,258     1.83(c)     0.06(c)     2.00(c)   (0.11)(c)
1997--Institu-
tional Shares...   37.28        .0417     148,942     0.65        1.52        0.85       1.32
1997--Service
Shares(f).......   37.28        .0417       3,666     1.15(c)     0.69(c)     1.35(c)    0.49(c)
1996--Class A
Shares..........   39.35          --      129,045     1.25        1.01        1.55       0.71
1996--Institu-
tional
Shares(d).......   39.35(b)       --       64,829     0.65(c)     1.49(c)     0.96(c)    1.18(c)
1995--Class A
Shares..........   56.18          --       94,968     1.38        1.33        1.63       1.08
1994--Class A
Shares..........   87.73          --       92,769     1.42        0.92        1.67       0.67
1993--Class A
Shares..........  144.93          --      117,757     1.28        1.30        1.53       1.05
FOR THE PERIOD
ENDED JANUARY
31,
1992--Class A
Shares(e).......  135.02(c)       --      151,142     1.57(c)     1.24(c)     1.82(c)    0.99(c)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Not annualized.
(c) Annualized.
(d) For the period from June 15, 1995 (commencement of operations) to January 31, 1996.
(e) For the period from May 24, 1991 (commencement of operations) to January 31, 1992.
(f) For the period from May 1 and June 7, 1996 (commencement of operations) to January 31, 1997 for Class B and Service shares, respectively.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

                                  INCOME FROM                 DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(E)             SHAREHOLDERS
                           ------------------------- ----------------------------------
                                       NET REALIZED                 FROM
                                      AND UNREALIZED            NET REALIZED
                 NET ASSET               GAIN ON        FROM      GAIN ON    IN EXCESS      NET     NET ASSET
                  VALUE,      NET      INVESTMENTS,     NET      INVESTMENT    OF NET    INCREASE    VALUE,
                 BEGINNING INVESTMENT  OPTIONS AND   INVESTMENT AND FUTURES  INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   INCOME      FUTURES       INCOME   TRANSACTIONS   INCOME   ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- -------------- ---------- ------------ ---------- ----------- --------- ---------
                                                    CORE LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares (unau-
dited)..........  $10.00     $0.01        $1.94         --          --          --         $1.95     $11.95     19.50%(f)
1997--Class B
Shares (unau-
dited)..........   10.00       --          1.94         --          --          --          1.94      11.94     19.40(f)
1997--Institu-
tional Shares
(unaudited).....   10.00      0.03         1.92         --          --          --          1.95      11.95     19.50(f)
1997--Service
Shares (unau-
dited)..........   10.00      0.02         1.92         --          --          --          1.94      11.94     19.40(f)

                                                                                RATIOS ASSUMING NO
                                                                             VOLUNTARY WAIVER OF FEES
                                                                               OR EXPENSE LIMITATIONS
                                                                             ---------------------------
                                           NET                                              RATIO OF
                                        ASSETS AT  RATIO OF    RATIO OF NET                    NET
                                         END OF       NET       INVESTMENT    RATIO OF     INVESTMENT
                 PORTFOLIO    AVERAGE    PERIOD   EXPENSES TO   INCOME TO    EXPENSES TO  INCOME (LOSS)
                 TURNOVER    COMMISSION    (IN    AVERAGE NET  AVERAGE NET   AVERAGE NET   TO AVERAGE
                   RATE       RATE(B)    000'S)     ASSETS        ASSETS       ASSETS      NET ASSETS
                 ----------- ---------- --------- ------------ ------------- ------------ -------------
                                                  CORE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(C)
1997--Class A
Shares (unau-
dited)..........   18.14%(f)  $0.0292    $29,491     0.90%(d)      0.45%(d)     2.96%(d)      (1.61)%(d)
1997--Class B
Shares (unau-
dited)..........   18.14(f)    0.0292      3,734     1.65(d)      (0.35)(d)     3.46(d)       (1.90)(d)
1997--Institu-
tional Shares
(unaudited).....   18.14(f)    0.0292          2     0.65(d)       0.94 (d)     2.46(d)       (0.87)(d)
1997--Service
Shares (unau-
dited)..........   18.14(f)    0.0292          2     1.15(d)       0.30 (d)     2.96(d)       (1.51)(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(c) For the period from May 1, 1997 (commencement of operations) to July 31,
    1997.
(d) Annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) Not annualized.

                                 INCOME (LOSS) FROM                 DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(G)                SHAREHOLDERS
                           ------------------------------ ------------------------------------
                                         NET REALIZED                   FROM NET                   NET
                 NET ASSET              AND UNREALIZED       FROM    REALIZED GAIN  IN EXCESS   INCREASE   NET ASSET
                  VALUE,      NET       GAIN (LOSS) ON       NET     ON INVESTMENTS   OF NET   (DECREASE)   VALUE,
                 BEGINNING INVESTMENT    INVESTMENTS,     INVESTMENT    OPTIONS     INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   INCOME   OPTIONS AND FUTURES   INCOME    AND FUTURES     INCOME   ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- ------------------- ---------- -------------- ---------- ----------- --------- ---------
                                                        CAPITAL GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........  $14.91     $0.10           $3.56          $(0.10)      $(1.72)      $(0.02)     $1.82     $16.73     25.97%
1997--Class B
Shares(b).......   15.67      0.01            2.81           (0.01)       (1.72)       (0.09)      1.00      16.67     19.39(d)
1996--Class A
Shares..........   13.67      0.12            3.93           (0.12)       (2.69)         --        1.24      14.91     30.45
1995--Class A
Shares..........   15.96      0.03           (0.69)          (0.01)       (1.62)         --       (2.29)     13.67     (4.38)
1994--Class A
Shares..........   14.64      0.02            2.40           (0.01)       (1.07)       (0.02)      1.32      15.96     16.89
1993--Class A
Shares..........   13.65      0.06            2.28           (0.07)       (1.28)         --        0.99      14.64     18.01
1992--Class A
Shares..........   11.10      0.28            2.90           (0.31)       (0.32)         --        2.55      13.65     29.31
FOR THE PERIOD
ENDED JANUARY
31,
1991--Class A
Shares(c).......   11.34      0.34           (0.27)          (0.31)         --           --       (0.24)     11.10      0.84(d)

                                                                               RATIOS ASSUMING
                                                                             NO VOLUNTARY WAIVER
                                                                                   OF FEES
                                                               RATIO OF    ------------------------
                                                                  NET                   RATIO OF
                                          NET      RATIO OF   INVESTMENT                   NET
                                       ASSETS AT      NET       INCOME      RATIO OF   INVESTMENT
                 PORTFOLIO   AVERAGE     END OF   EXPENSES TO  (LOSS) TO    EXPENSES  INCOME (LOSS)
                 TURNOVER   COMMISSION   PERIOD   AVERAGE NET AVERAGE NET  TO AVERAGE  TO AVERAGE
                   RATE      RATE(F)   IN (000'S)   ASSETS      ASSETS     NET ASSETS  NET ASSETS
                 ---------- ---------- ---------- ----------- ------------ ---------- -------------
                                                        CAPITAL GROWTH FUND
---------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   52.92%     $.0563    $920,646     1.40%        0.62%       1.65%        0.37%
1997--Class B
Shares(b).......   52.92       .0563       3,221     2.15(e)     (0.39)(e)    2.15(e)     (0.39)(e)
1996--Class A
Shares..........   63.90         --      881,056     1.36         0.65        1.61         0.40
1995--Class A
Shares..........   38.36         --      862,105     1.38         0.16        1.63        (0.09)
1994--Class A
Shares..........   36.12         --      833,682     1.38         0.13        1.63        (0.12)
1993--Class A
Shares..........   58.93         --      665,976     1.41         0.42        1.66         0.17
1992--Class A
Shares..........   48.93         --      500,307     1.53         2.09        1.78         1.84
FOR THE PERIOD
ENDED JANUARY
31,
1991--Class A
Shares(c).......   35.63(d)      --      437,533     1.27(d)      3.24(d)     1.47(d)      3.04(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from April 20, 1990 (commencement of operations) to January 31, 1991.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                                      INCOME FROM
                                 INVESTMENT OPERATIONS
                           ---------------------------------
                                          NET
                                       REALIZED     TOTAL
                                          AND       INCOME
                 NET ASSET            UNREALIZED    (LOSS)
                  VALUE,      NET       GAIN ON      FROM
                 BEGINNING INVESTMENT INVESTMENTS INVESTMENT
                 OF PERIOD   INCOME   AND OPTIONS OPERATIONS
                 --------- ---------- ----------- ----------
                            MID CAP EQUITY FUND
------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Institu-
tional Shares...  $15.91     $0.24       $3.77      $4.01
FOR THE PERIOD
ENDED JANUARY
31,
1996--Institu-
tional
Shares(a).......   15.00      0.13        0.90       1.03


                          DISTRIBUTIONS TO SHAREHOLDERS
                 ------------------------------------------------
                                                                                                                     NET
                                         FROM NET                                                                   ASSETS
                                         REALIZED                   NET     NET                                     AT END
                            IN EXCESS    GAIN ON        TOTAL     INCREASE ASSET                                      OF
                  FROM NET    OF NET   INVESTMENTS  DISTRIBUTIONS  IN NET  VALUE,            PORTFOLIO   AVERAGE    PERIOD
                 INVESTMENT INVESTMENT  AND OPTION       TO        ASSET   END OF   TOTAL    TURNOVER   COMMISSION   (IN
                   INCOME     INCOME   TRANSACTIONS SHAREHOLDERS   VALUE   PERIOD RETURN(B)    RATE      RATE(E)    000'S)
                 ---------- ---------- ------------ ------------- -------- ------ ---------- ---------- ---------- --------
                                                           MID CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
1997--Institu-
tional Shares...   $(0.24)    $(0.02)     $(0.93)      $(1.19)     $2.82   $18.73   25.63%     74.03%     $.0547   $145,253
FOR THE PERIOD
ENDED JANUARY
31,
1996--Institu-
tional
Shares(a).......    (0.12)       --          --         (0.12)      0.91    15.91    6.89(d)   58.77(d)      --     135,671

                                          RATIOS ASSUMING NO
                                         EXPENSE LIMITATIONS
                                         --------------------
                               RATIO OF             RATIO OF
                                 NET     RATIO OF     NET
                              INVESTMENT EXPENSES  INVESTMENT
                 RATIO OF NET INCOME TO     TO     INCOME TO
                 EXPENSES TO   AVERAGE    AVERAGE   AVERAGE
                 AVERAGE NET     NET        NET       NET
                   ASSETS      ASSETS     ASSETS    ASSETS
                 ------------ ---------- --------- ----------
                             MID CAP EQUITY FUND
-------------------------------------------------------------
1997--Institu-
tional Shares...     0.85%       1.35%     0.91%      1.29%
FOR THE PERIOD
ENDED JANUARY
31,
1996--Institu-
tional
Shares(a).......     0.85(c)    1.67(c)    0.98(c)    1.54(c)

----
(a) For the period from August 1, 1995 (commencement of operations) to January 31, 1996.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
(d) Not annualized.
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                      INCOME (LOSS) FROM
                                   INVESTMENT OPERATIONS(G)
                           ----------------------------------------
                                           NET        NET REALIZED
                                         REALIZED    AND UNREALIZED
                                      AND UNREALIZED  GAIN (LOSS)
                 NET ASSET    NET     GAIN (LOSS) ON   ON FOREIGN
                  VALUE,   INVESTMENT  INVESTMENTS,     CURRENCY
                 BEGINNING   INCOME      OPTIONS        RELATED
                 OF PERIOD   (LOSS)    AND FUTURES    TRANSACTIONS
                 --------- ---------- -------------- --------------
                           INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $17.20     $0.10        $3.51          $(1.28)
1997--Class B
Shares(e).......   18.91     (0.06)        0.94           (0.34)
1997--Institu-
tional
Shares(e).......   17.45      0.04         3.39           (1.24)
1997--Service
Shares(e).......   17.70     (0.02)        2.95           (1.08)
1996--Class A
Shares..........   14.52      0.13         2.58            1.42
1995--Class A
Shares..........   18.10      0.06        (3.04)          (0.01)
1994--Class A
Shares..........   14.35      0.05         4.08           (0.38)
FOR THE PERIOD
ENDED JANUARY
31,
1993--Class A
Shares(b).......   14.18     (0.01)        0.29           (0.11)




                    DISTRIBUTIONS TO
                      SHAREHOLDERS
                 -----------------------
                              FROM NET
                              REALIZED
                              GAIN ON        NET                                                   NET      RATIO OF
                    FROM    INVESTMENT,   INCREASE   NET ASSET                                  ASSETS AT      NET
                    NET      OPTION AND  (DECREASE)   VALUE,               PORTFOLIO  AVERAGE     END OF   EXPENSES TO
                 INVESTMENT   FUTURES      IN NET     END OF     TOTAL     TURNOVER  COMMISSION   PERIOD   AVERAGE NET
                   INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)     RATE     RATE(F)   (IN 000'S)   ASSETS
                 ---------- ------------ ----------- --------- ----------- --------- ---------- ---------- -----------
                                                INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   $ --        $(0.21)      $2.12     $19.32     13.48%      38.01%    $.0318    $536,283     1.69%
1997--Class B
Shares(e).......     --         (0.21)       0.33      19.24      2.83(c)    38.01      .0318      19,198     2.23(d)
1997--Institu-
tional
Shares(e).......   (0.03)       (0.21)       1.95      19.40     12.53(c)    38.01      .0318      68,374     1.10(d)
1997--Service
Shares(e).......     --         (0.21)       1.64      19.34     10.42(c)    38.01      .0318         674     1.60(d)
1996--Class A
Shares..........   (0.58)       (0.87)       2.68      17.20     28.68       68.48        --      330,860     1.52
1995--Class A
Shares..........     --         (0.59)      (3.58)     14.52    (16.65)      84.54        --      275,086     1.73
1994--Class A
Shares..........     --           --         3.75      18.10     26.13       60.04        --      269,091     1.76
FOR THE PERIOD
ENDED JANUARY
31,
1993--Class A
Shares(b).......     --           --         0.17      14.35      1.23(c)     0.00        --       66,063     1.80(d)

                                   RATIOS ASSUMING
                                 NO VOLUNTARY WAIVER
                                      OF FEES OR
                                 EXPENSE LIMITATIONS
                               ------------------------

                   RATIO OF                 RATIO OF
                      NET                      NET
                  INVESTMENT    RATIO OF   INVESTMENT
                 INCOME (LOSS)  EXPENSES  INCOME (LOSS)
                  TO AVERAGE   TO AVERAGE  TO AVERAGE
                  NET ASSETS   NET ASSETS  NET ASSETS
                 ------------- ---------- -------------
                        INTERNATIONAL EQUITY FUND
-------------------------------------------------------
1997--Class A
Shares..........     (0.07)%      1.88%       (0.26)%
1997--Class B
Shares(e).......     (0.97)(d)    2.38(d)     (1.12)(d)
1997--Institu-
tional
Shares(e).......      0.43(d)     1.25(d)      0.28(d)
1997--Service
Shares(e).......     (0.40)(d)    1.75(d)     (0.55)(d)
1996--Class A
Shares..........      0.26        1.77         0.01
1995--Class A
Shares..........      0.40        1.98         0.15
1994--Class A
Shares..........      0.51        2.01         0.26
FOR THE PERIOD
ENDED JANUARY
31,
1993--Class A
Shares(b).......     (0.42)(d)    2.58(d)     (1.20)(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from December 1, 1992 (commencement of operations) to January 31, 1993.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 7, March 6 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional, Service and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                                 INCOME (LOSS) FROM                  DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(G)                 SHAREHOLDERS
                           ------------------------------ --------------------------------------
                                                                                    IN EXCESS OF
                                                                        FROM NET      REALIZED
                                         NET REALIZED                REALIZED GAIN    GAINS ON       NET
                 NET ASSET    NET       AND UNREALIZED       FROM    ON INVESTMENT, INVESTMENT,   INCREASE   NET ASSET
                  VALUE,   INVESTMENT   GAIN (LOSS) ON       NET       OPTION AND    OPTION AND  (DECREASE)   VALUE,
                 BEGINNING   INCOME      INVESTMENTS,     INVESTMENT    FUTURES       FUTURES      IN NET     END OF     TOTAL
                 OF PERIOD   (LOSS)   OPTIONS AND FUTURES   INCOME    TRANSACTIONS  TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- ------------------- ---------- -------------- ------------ ----------- --------- ---------
                                                       SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $17.29     $(0.21)        $ 4.92          $  --        $(1.09)       $  --       $ 3.62     $20.91    $ 27.28%
1997--Class B
Shares(b).......   20.79      (0.11)          1.21             --         (1.09)          --         0.01      20.80       5.39(d)
1996--Class A
Shares..........   16.14      (0.23)          1.39             --         (0.01)          --         1.15      17.29       7.20
1995--Class A
Shares..........   20.67      (0.07)         (3.53)            --         (0.69)        (0.24)      (4.53)     16.14     (17.53)
1994--Class A
Shares..........   16.68      (0.04)          5.03             --         (1.00)          --         3.99      20.67      30.13
FOR THE PERIOD
ENDED JANUARY
31,
1993--Class A
Shares(c).......   14.18       0.03           2.50           (0.03)         --            --         2.50      16.68      17.86(d)


                                                                             RATIOS ASSUMING NO
                                                                              VOLUNTARY WAIVER
                                                                                   OF FEES
                                                                            -----------------------
                                                                RATIO OF                RATIO OF
                                          NET      RATIO OF        NET                    NET
                                       ASSETS AT      NET      INVESTMENT    RATIO OF  INVESTMENT
                 PORTFOLIO   AVERAGE     END OF   EXPENSES TO INCOME (LOSS)  EXPENSES     LOSS
                 TURNOVER   COMMISSION   PERIOD   AVERAGE NET  TO AVERAGE   TO AVERAGE TO AVERAGE
                   RATE      RATE(F)   (IN 000'S)   ASSETS     NET ASSETS   NET ASSETS NET ASSETS
                 ---------- ---------- ---------- ----------- ------------- ---------- ------------
                                                    SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   99.46%     $.0461    $212,061     1.60%        (0.72)%      1.85%     (0.97)%
1997--Class B
Shares(b).......   99.46       .0461       3,674     2.35(e)      (1.63)(e)    2.35(e)   (1.63)(e)
1996--Class A
Shares..........   57.58         --      204,994     1.41         (0.59)       1.66      (0.84)
1995--Class A
Shares..........   43.67         --      319,487     1.53         (0.53)       1.78      (0.78)
1994--Class A
Shares..........   56.81         --      261,074     1.60         (0.45)       1.85      (0.70)
FOR THE PERIOD
ENDED JANUARY
31,
1993--Class A
Shares(c).......    7.12(e)      --       59,339     1.65(e)       0.62(e)     2.70(e)   (0.43)(e)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from October 22, 1992 (commencement of operations) to January 31, 1993.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                                      INCOME (LOSS) FROM              DISTRIBUTIONS TO
                                   INVESTMENT OPERATIONS(G)             SHAREHOLDERS
                           ---------------------------------------- ---------------------
                                                          NET
                                                      REALIZED AND
                                                       UNREALIZED
                                                     GAIN (LOSS) ON                           NET
                 NET ASSET    NET      NET REALIZED     FOREIGN        FROM    IN EXCESS   INCREASE   NET ASSET
                  VALUE,   INVESTMENT AND UNREALIZED    CURRENCY       NET       OF NET   (DECREASE)   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON    RELATED     INVESTMENT INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   (LOSS)    INVESTMENTS    TRANSACTIONS    INCOME     INCOME   ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- -------------- -------------- ---------- ---------- ----------- --------- ---------

                               ASIA GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR
ENDED JANUARY
31,
1997--Class A
Shares..........  $16.49     $ 0.06       $(0.11)        $(0.12)      $(0.01)    $  --      $(0.18)    $16.31     (1.01)%
1997--Class B
Shares(e).......   17.31      (0.05)       (0.48)         (0.51)         --       (0.03)     (1.07)     16.24     (6.02)(c)
1997--Institu-
tional
Shares(e).......   16.61       0.04        (0.11)         (0.11)       (0.04)     (0.06)     (0.28)     16.33     (1.09)(c)
1996--Class A
Shares..........   13.31       0.17         3.44          (0.12)       (0.17)     (0.14)      3.18      16.49     26.49
FOR THE PERIOD
ENDED JANUARY
31,
1995--Class A
Shares(b).......   14.18       0.11        (0.89)          0.01        (0.10)       --       (0.87)     13.31     (5.46)(c)

                                                                               RATIOS ASSUMING
                                                                             NO VOLUNTARY WAIVER
                                                                                  OF FEES OR
                                                                             EXPENSE LIMITATIONS
                                                                           ------------------------
                                                               RATIO OF                 RATIO OF
                                          NET     RATIO OF        NET                      NET
                                       ASSETS AT     NET      INVESTMENT    RATIO OF   INVESTMENT
                 PORTFOLIO   AVERAGE    END OF   EXPENSES TO INCOME (LOSS)  EXPENSES  INCOME (LOSS)
                 TURNOVER   COMMISSION  PERIOD   AVERAGE NET  TO AVERAGE   TO AVERAGE  TO AVERAGE
                   RATE      RATE(F)    (000'S)    ASSETS     NET ASSETS   NET ASSETS  NET ASSETS
                 ---------- ---------- --------- ----------- ------------- ---------- -------------
FOR THE YEAR
ENDED JANUARY
31,
1997--Class A
Shares..........   48.40%     $.0151   $263,014     1.67%         0.20%       1.87%        0.00%
1997--Class B
Shares(e).......   48.40       .0151      3,354     2.21(d)      (0.56)(d)    2.37(d)     (0.72)(d)
1997--Institu-
tional
Shares(e).......   48.40       .0151     13,322     1.10(d)       0.54(d)     1.26(d)      0.38(d)
1996--Class A
Shares..........   88.80         --     205,539     1.77          1.05        2.02         0.80
FOR THE PERIOD
ENDED JANUARY
31,
1995--Class A
Shares(b).......   36.08(c)      --     124,298     1.90(d)       1.83(d)     2.38(d)      1.35(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from July 8, 1994 (commencement of operations) to January 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 2 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks, are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  Value Style Funds. The Growth and Income, Mid Cap Equity, Small Cap Value and the equity portion of the Balanced Funds are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Capital Growth, International Equity, Emerging Markets Equity and Asia Growth Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds (the "CORE Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the CORE Funds' investment process. This investment process and the proprietary models used to implement it are discussed below.

   Investment Process. The Investment Adviser begins with a broad universe of U.S. equity securities for the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE U.S. Funds"), and a broad universe of foreign equity securities for the CORE International Equity Fund. As described more fully below, the Investment Adviser uses proprietary multifactor models (each a "Multifactor Model") to forecast the returns of different markets, currencies and individual securities. In the case of a U.S. equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a rating is assigned based upon the Research Department's evaluation. In the discretion of the Investment Adviser, ratings may also be assigned to U.S. equity securities based on research ratings obtained from other industry sources. In the case of a foreign equity security, the Investment Adviser may rely on research from both the Research Department and other industry sources.

   In building a diversified portfolio for each CORE Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

   Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE U.S. Funds use one Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, and, in the case of models for the CORE International Equity Fund, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

   The weightings assigned to the factors in the Multifactor Model used by the CORE U.S. Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the U.S. Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

   Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

   By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, each CORE Fund seeks to capitalize on the strengths of each discipline.

 BALANCED FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed income senior securities and the remainder of its assets in other fixed income securities and cash. The percentage of the portfolio invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This allocation is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in Emerging Countries and equity securities quoted in foreign currencies. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income may include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities are collectively referred to herein as "fixed income securities." The Fund's investments in fixed income securities that are issued by foreign issuers, including issuers in Emerging Countries may not exceed 10% of the Fund's total assets. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 GROWTH AND INCOME FUND


  Objectives. The Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")


  Objective: The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio comprised of companies with average long-term earnings growth expectations and dividend yields. The Fund may invest only in fixed income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives And Policies--Quantitative Style Funds."

 CORE LARGE CAP GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund may invest only in fixed income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE SMALL CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfolio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000 Index. The Fund may invest only in fixed income securities that are considered cash equivalents.

  The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Investments in small market capitalization issuers involve special risks. See "Description of Securities" and "Risk Factors." If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio comprised of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may invest only in fixed income securities that are considered to be cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

  Other. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 CAPITAL GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 MID CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) of between $500 million and $10 billion at the time of investment. If the capitalization of an issuer increases above $10 billion after purchase of such issuer's securities, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in fixed income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  Other. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors." Up to 35% of the Fund's total assets may be invested in fixed income securities.

 SMALL CAP VALUE FUND (FORMERLY THE "SMALL CAP EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. However, the Fund currently emphasizes investments in companies with public stock market capitalizations of $500 million or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration.

  Small Capitalization Companies. The Fund invests in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion and in fixed income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries,
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country, (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  Under normal circumstances, the Fund maintains investments in at least six Emerging Countries and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio manager's and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed income securities of private and governmental Emerging Country issuers, (ii) equity and fixed income securities of issuers in developed countries and (iii) temporary investments.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities-- Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed income securities.


                           DESCRIPTION OF SECURITIES

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities in which the CORE Funds invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers (provided that the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds may only invest in equity securities of foreign issuers that are traded in the U.S. and comply with U.S. accounting standards). Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), and each Fund, other than the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Balanced, CORE International Equity, International Equity, Emerging Markets

Equity and Asia Growth Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of Emerging Markets Equity or Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. Except as noted below, each Fund (other than the CORE Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets in debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's. The Growth and Income, Capital Growth, Small Cap Value, International Equity, Emerging Markets Equity and Asia Growth Funds may invest up to 10%, 10%, 35%, 35%, 35%, and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index in the case of the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth Fund. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines and delegated to the Investment Advisers the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.


TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Funds and Emerging Market Equity Fund may only hold up to 35% of their respective total assets) in U.S.

Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments (i) warrants and stock purchase rights,
(ii) currency swaps (Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds only), (iii) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only), (iv) yield curve options and inverse floating rate securities (Balanced Fund only), (v) other investment companies, (vi) unseasoned companies, (vii) municipal securities (Balanced Fund only) and (viii) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities--Foreign Investments." The International Equity, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25%, the Balanced, Growth and Income, Mid Cap Equity and Small Cap Value Funds may each invest up to 15% and the Capital Growth Fund may invest up to 10% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  RISKS OF INVESTING IN FIXED INCOME SECURITIES. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's (other than the CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds) historical portfolio turnover ratio. It is anticipated that the annual portfolio turnover rates of the CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds will generally not exceed 70%, 70% and 100%, respectively. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.

                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza,
New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. As of August 19, 1997, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $124 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Singapore and Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the Investment Advisers will have access to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and
(d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                                                  YEARS
                                                  PRIMARILY
     NAME AND TITLE       FUND RESPONSIBILITY     RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
  -----------------
                 ----------------------
                                 -------------
                                                  -----------------------------------
  George D. Adler      Portfolio Manager--           Since      Mr. Adler joined the
   Vice President      Capital Growth                1997       Investment Adviser in
                                                                1997. Prior to 1997, he
                                                                was a portfolio manager
                                                                at Liberty Investment
                                                                Management, Inc. and its
                                                                predecessor firm
                                                                ("Liberty").
------------------------------------------------------------------------------------------
  G. Lee Anderson      Portfolio Manager--           Since      Mr. Anderson joined the
   Vice President      Growth and Income             1996       Investment Adviser in
                       Balanced (Equity)             1996       1992. Prior to 1992, he
                       Mid Cap Equity                1997       was a research analyst
                                                                in the Investment
                                                                Research Department of
                                                                Goldman, Sachs & Co.
------------------------------------------------------------------------------------------
  Eileen A. Aptman     Portfolio Manager--           Since      Ms. Aptman joined the
   Vice President      Growth and Income             1996       Investment Adviser in
                       Balanced (Equity)             1996       1993. Prior to 1993, she
                       Mid Cap Equity                1996       was an equity analyst at
                                                                Delphi Management.
------------------------------------------------------------------------------------------
  Robert Beckwitt      Portfolio Manager--           Since      Mr. Beckwitt joined the
   Vice President      Emerging Markets Equity       1997       Investment Adviser in
                                                                1996. Prior to 1996, he
                                                                was Chief Investment
                                                                Strategist--Portfolio
                                                                Advisor at Fidelity
                                                                Investments.
------------------------------------------------------------------------------------------
  Jonathan A. Beinner  Portfolio Manager--           Since      Mr. Beinner joined the
   Vice President and  Balanced (Fixed Income)       1994       Investment Adviser in
   Co-Head U.S.                                                 1990.
   Fixed Income
   Department
------------------------------------------------------------------------------------------
  Guy P. de C. Bennett Portfolio Manager--           Since      Mr. Bennett joined the
   Vice President      International Equity          1997       Investment Adviser in
                                                                1996 and is also co-head
                                                                of the Japanese Equity
                                                                Group in Tokyo. Prior to
                                                                1996, he spent 12 years
                                                                at CINMAN.
------------------------------------------------------------------------------------------
  Kent A. Clark        Portfolio Manager--           Since      Mr. Clark joined the
   Vice President      CORE U.S. Equity              1996       Investment Adviser in
                       CORE Large Cap Growth         1997       1992. Prior to 1992, he
                       CORE Small Cap Equity         1997       was studying for a Ph.D.
                       CORE International Equity     1997       in finance at the
                                                                University of Chicago.
------------------------------------------------------------------------------------------
  Robert G. Collins    Portfolio Manager--           Since      Mr. Collins joined the
   Vice President      Capital Growth                1997       Investment Adviser in
                                                                1997. Prior to 1997, he
                                                                was a portfolio manager
                                                                at Liberty.
------------------------------------------------------------------------------------------
  Herbert E. Ehlers    Senior Portfolio Manager--    Since      Mr. Ehlers joined the
   Managing Director   Capital Growth                1997       Investment Adviser in
                                                                1997. Prior to 1997, he
                                                                was the Chief Investment
                                                                Officer of Liberty.
------------------------------------------------------------------------------------------
  Gregory H. Ekizian   Portfolio Manager--           Since      Mr. Ekizian joined the
   Vice President      Capital Growth                1997       Investment Adviser in
                                                                1997. Prior to 1997, he
                                                                was a portfolio manager
                                                                at Liberty.
------------------------------------------------------------------------------------------
  Paul D. Farrell      Senior Portfolio Manager--    Since      Mr. Farrell joined the
   Vice President      Small Cap Value               1992       Investment Adviser in
                                                                1991.
------------------------------------------------------------------------------------------
  Ivor H. Farman       Portfolio Manager--           Since      Mr. Farman joined the
   Executive Director  International Equity          1996       Investment Adviser in
                                                                1996. Prior to 1996, he
                                                                was responsible for
                                                                originating and
                                                                marketing French equity
                                                                ideas at Exane in Paris.
------------------------------------------------------------------------------------------
  Ronald E. Gutfleish  Senior Portfolio Manager--    Since      Mr. Gutfleish joined the
   Vice President      Growth and Income             1993       Investment Adviser in
                       Balanced (Equity)             1994       1993. Prior to 1993, he
                       Mid Cap Equity                1995       was a principal of
                                                                Sanford C. Bernstein &
                                                                Co. in its Investment
                                                                Management Research
                                                                Department.
------------------------------------------------------------------------------------------
  Robert C. Jones      Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director   CORE U.S.Equity               1991       Investment Adviser in
                       CORE Large Cap Growth         1997       1989.
                       CORE Small Cap Equity         1997
                       CORE International Equity     1997

                                                    YEARS
                                                    PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY     RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
  -----------------
                  ----------------------
                                   -------------
                                                  -----------------------------------
  Richard C. Lucy        Portfolio Manager--           Since      Mr. Lucy joined the
   Vice President and    Balanced (Fixed Income)       1994       Investment Adviser in
   Co-Head U.S.                                                   1992. Prior to 1992, he
   Fixed Income                                                   managed fixed income
   Department                                                     assets at Brown Brothers
                                                                  Harriman & Co.
--------------------------------------------------------------------------------------------
  Alice Lui              Portfolio Manager--           Since      Ms. Lui joined the
   Vice President        Asia Growth                   1994       Investment Adviser in
                                                                  1990.
--------------------------------------------------------------------------------------------
  Alessandro P.G. Lunghi Portfolio Manager--           Since      Mr. Lunghi joined the
   Executive Director    International Equity          1996       Investment Adviser in
                                                                  1996. Prior to 1996, he
                                                                  was at CINMAN for five
                                                                  years.
--------------------------------------------------------------------------------------------
  Shogo Maeda            Portfolio Manager--           Since      Mr. Maeda joined the
   Vice President        International Equity          1994       Investment Adviser in
                                                                  1994. Prior to 1994, he
                                                                  worked at Nomura
                                                                  Investment Management
                                                                  Incorporated and for a
                                                                  period at Manufacturers
                                                                  Hanover Bank in New
                                                                  York.
--------------------------------------------------------------------------------------------
  Matthew B. McLennan    Portfolio Manager--           Since      Mr. McLennan joined the
   Associate             Small Cap Value               1996       Investment Adviser in
                                                                  1995. Prior to 1995, he
                                                                  worked in the Investment
                                                                  Banking Division of
                                                                  Goldman, Sachs & Co. in
                                                                  Australia. Prior to
                                                                  that, Mr. McLennan
                                                                  worked at Queensland
                                                                  Investment Corporation
                                                                  in Australia.
--------------------------------------------------------------------------------------------
  Warwick M. Negus       Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director     Asia Growth                   1994       Investment Adviser in
                         Portfolio Manager--                      1994. Prior to 1994, he
                         International Equity          1994       was a vice president of
                         Emerging Markets Equity       1997       Bankers Trust Australia
                                                                  Ltd.
--------------------------------------------------------------------------------------------
  Victor H. Pinter       Portfolio Manager--           Since      Mr. Pinter joined the
   Vice President        CORE U.S. Equity              1996       Investment Adviser in
                         CORE Large Cap Growth         1997       1990.
                         CORE Small Cap Equity         1997
                         CORE International Equity     1997
--------------------------------------------------------------------------------------------
  Ramakrishna Shanker    Portfolio Manager--           Since      Mr. Shanker joined the
   Vice President        Asia Growth                   1997       Investment Adviser in
                                                                  1997. Prior to 1997, he
                                                                  worked for the
                                                                  Investment Banking
                                                                  Division of Goldman,
                                                                  Sachs & Co. in
                                                                  Singapore.
--------------------------------------------------------------------------------------------
  David G. Shell         Portfolio Manager--           Since      Mr. Shell joined the
   Vice President        Capital Growth                1997       Investment Adviser in
                                                                  1997. Prior to 1997, he
                                                                  was a portfolio manager
                                                                  at Liberty.
--------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr. Portfolio Manager--           Since      Mr. Segundo joined the
   Vice President        Capital Growth                1997       Investment Adviser in
                                                                  1997. Prior to 1997, he
                                                                  was a portfolio manager
                                                                  at Liberty.
--------------------------------------------------------------------------------------------
  Karma Wilson           Portfolio Manager--           Since      Ms. Wilson joined the
   Vice President        Asia Growth                   1995       Investment Adviser in
                         International Equity          1997       1994. Prior to 1994, she
                                                                  was an investment
                                                                  analyst with Bankers
                                                                  Trust Australia Ltd.
                                                                  Before 1992 she was
                                                                  employed at Arthur
                                                                  Andersen LLP.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                   CONTRACTUAL    YEAR ENDED
                                                      RATE*    JANUARY 31, 1997*
                                                   ----------- -----------------
     GSAM
     Balanced.....................................    0.65%          0.65%
     Growth and Income............................    0.70%          0.70%
     CORE Large Cap Growth........................    0.75%           N/A
     CORE Small Cap Equity........................    0.85%           N/A
     CORE International Equity....................    0.85%           N/A
     Mid Cap Equity...............................    0.75%          0.75%
     Small Cap Value..............................    1.00%          1.00%
     GSFM
     CORE U.S. Equity.............................    0.75%          0.59%
     Capital Growth...............................    1.00%          1.00%
     GSAMI
     International Equity.........................    1.00%          0.89%
     Emerging Markets Equity......................    1.20%           N/A
     Asia Growth..................................    1.00%          0.86%

--------
*With respect to the Balanced, Growth and Income, CORE U.S. Equity, Capital Growth, Mid Cap Equity, International Equity, Small Cap Value and Asia Growth Funds, a Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreements and is identical to the aggregate advisory and administration fees payable by each Fund under the previous separate investment advisory (including subadvisory in the case of the International Equity Fund) and administration agreements. For the fiscal year ended January 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Advisers may discontinue or modify such voluntary limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers to the Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity, International Equity, Emerging Markets Equity and Asia Growth Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses and, transfer agency fees in the case of each Fund other than Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds) to the extent such expenses exceed 0.10%, 0.11%, 0.06%, 0.05%, 0.20%, 0.25%, 0.10%, 0.20%,
0.16% and 0.24% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers and other persons for performing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. In addition, these services may also include responding to certain inquiries from and providing written materials to depository institutions about a Fund; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository institutions.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to each Fund by Goldman Sachs (as Transfer Agent) and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee from each Fund (other than the Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds), with respect to Class A, Class B and Class C shares of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction-related expenses (including those out-of-pocket expenses payable to servicing and/or sub-transfer agents). Goldman Sachs is entitled to receive a fee from the Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds, with respect to Class

A, Class B and Class C shares, equal to its proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed charges set forth above applicable to Class A, Class B and Class C shares plus 0.04% of the average daily net assets of the Institutional and Service classes of the Fund. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.


                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this Prospectus Class A, Class B and Class C shares, as described more fully in "How to Buy Shares of the Funds." If you do not specify in your instructions to the Funds which class of shares you wish to purchase, the Funds will assume that your instructions apply to Class A shares.

  CLASS A SHARES. If you invest less than $1 million in Class A shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A shares of a Fund, no sales charge will be imposed at the time of purchase, but you will incur a deferred sales charge equal to 1.00% if you redeem your shares within 18 months of purchase. Class A shares are subject to distribution fees of 0.25% (which currently are being waived in the case of Balanced, CORE Large Cap Growth, Capital Growth and Small Cap Value Funds, limited to 0.21% for the CORE U.S. Equity, International Equity and Asia Growth Funds, limited to 0.05% for the CORE Small Cap Equity Fund and limited to 0.04% for the Growth and Income Fund) and authorized dealer service fees of 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class A shares.

  CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5% if redeemed within six years of purchase. Class B shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class B shares. See "Distribution and Authorized Dealer Service Plans." Class B shares will automatically convert to Class A shares, based on their relative net asset values, eight years after the initial purchase. Your entire investment in Class B shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B shares will cause your Class B shares (until conversion to Class A shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares.

  CLASS C SHARES. Class C shares are sold without an initial sales charge, but are subject to a CDSC of 1% if redeemed within 12 months of purchase. Class C shares are subject to distribution and authorized dealer service fees of 0.75% and 0.25%, per annum, respectively, of each Fund's average daily net assets attributable to Class C shares. See "Distribution and Authorized Dealer Service Plans." Class C shares have no conversion feature, and accordingly, an investor that purchases Class C shares will be subject to the distribution fees imposed on Class C shares for an indefinite period, subject to annual approval by the Fund's Board of Trustees and certain regulatory limitations. Your entire investment in Class C shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class C shares will cause your Class C shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares (or Class B shares after conversion to Class A shares).

  FACTORS TO CONSIDER IN CHOOSING CLASS A, CLASS B OR CLASS C SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment and plan to hold your investment for at least six years, you might consider purchasing Class B shares. If you prefer not to pay an initial sales charge and are unsure of the length of your investment or plan to hold your investment for less than eight years, you may prefer Class C shares. There is a maximum purchase limitation of $250,000 and $1,000,000 in the aggregate on purchases of Class B shares and Class C shares, respectively. Although Class C shares are subject to a CDSC for only twelve months and at a lower rate than Class B shares, Class C shares do not have the conversion feature applicable to Class B shares, making them subject to higher distribution fees for an indefinite period. Authorized Dealers may receive different compensation for selling Class A, Class B or Class C shares.

HOW TO BUY SHARES OF THE FUNDS--CLASS A, CLASS B AND CLASS C SHARES

  You may purchase shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the net asset value next determined after receipt of an order, plus, in the case of Class A shares, any applicable sales charge. Currently, each Fund's net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time).

  The minimum initial investment in each Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with Individual Retirement Account Plans or accounts established under the Uniform Gift to Minors Act ("UGMA"). An initial investment minimum of $200 applies to purchases in connection with 403(b) plans. For purchases through the Automatic Investment Plan, the minimum initial investment is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of shares by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check), Federal Reserve draft, federal funds wire, ACH transfer or bank wire. Purchases of shares by check or Federal Reserve draft should be made payable as follows:
(i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs Equity Funds--(Name of Fund and Class of shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Funds may refuse to open an account for any investor who fails to (1) provide a social security number or other taxpayer identification number, or (2) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which shares are offered and the sales charge rates applicable to future purchases of shares.

OFFERING PRICE--CLASS A SHARES

  The offering price of Class A shares of each Fund is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                                 SALES CHARGE   MAXIMUM DEALER
                                                 SALES CHARGE AS AS PERCENTAGE   ALLOWANCE AS
       AMOUNT OF PURCHASE                         PERCENTAGE OF  OF NET AMOUNT   PERCENTAGE OF
 INCLUDING SALES CHARGE, IF ANY)(                OFFERING PRICE    INVESTED    OFFERING PRICE***
--------------------------------                 --------------- ------------- -----------------
 Less than $50,000..............................      5.50%          5.82%           5.00%
 $50,000 up to (but less than) $100,000.........      4.75           4.99            4.00
 $100,000 up to (but less than) $250,000........      3.75           3.90            3.00
 $250,000 up to (but less than) $500,000........      2.75           2.83            2.25
 $500,000 up to (but less than) $1 million......      2.00           2.04            1.75
 $1 million or more.............................      0.00*          0.00*            **

--------
  * No sales charge is payable at the time of purchase of Class A shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by plans or $1 million or more by "wrap" accounts satisfying the criteria set forth in
    (h) or (j) below. Purchases by such plans will be made at net asset value with no initial sales charge, but if all of the shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a contingent deferred sales charge (CDSC), as described below, of 1.00% will be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

*** During special promotions, the entire sales charge may be reallowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is reallowed may be deemed to be "underwriters" under the Securities Act of 1933.

  Purchases of $1 million or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the shares were exchanged into and remained invested in an ILA Portfolio (the contingent deferred sales charge period), a CDSC of 1.00% will be imposed. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed. In determining whether a CDSC applies to a redemption, it will be assumed that the redemption is first made from any Class A shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A shares of the Funds may be sold at net asset value without payment of any sales charge to (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses and children; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (1) buy shares costing $500,000 or more, or (2) have at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by a third party administrator that in the aggregate satisfies (1) or (3) above; (i) until October 15, 1997 shareholders whose purchase is attributable to redemption proceeds (subject to appropriate documentation) from a registered open-end management investment company not distributed or managed by Goldman Sachs or its affiliates, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Funds and the shareholder either (1) paid an initial sales charge or (2) was at some time subject to a deferred sales charge with respect to the redemption proceeds; (j) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;
(k) registered investment advisers investing for accounts for which they receive asset-based fees; (l) accounts over which GSAM or its advisory affiliates have investment discretion; and (m) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing shares of the Funds at net asset value without payment of any initial sales charge may be charged a fee if they effect transactions in shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in shares of each Fund at net asset value, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

RIGHT OF ACCUMULATION--CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See the Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION--CLASS A SHARES

  Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Class A shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE--CLASS B SHARES

  Investors may purchase Class B shares of the Funds at the next determined net asset value without the imposition of an initial sales charge. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B shares, the Funds will first redeem shares not subject to any CDSC, and then shares held longest during the six-year period.

                                                                 CDSC AS A
                                                                 PERCENTAGE OF
   YEAR SINCE                                                    DOLLAR AMOUNT
   PURCHASE                                                      SUBJECT TO CDSC
   ----------                                                    ---------------
   First........................................................      5.0%
   Second.......................................................      4.0%
   Third........................................................      3.0%
   Fourth.......................................................      3.0%
   Fifth........................................................      2.0%
   Sixth........................................................      1.0%
   Seventh and thereafter.......................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B shares of a Fund will automatically convert into Class A shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares of a Fund acquired by exchange from Class B shares of another Goldman Sachs Fund will convert into Class A shares of such Fund based on the date of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase of the shares on which the distribution was paid. The conversion of Class B shares to Class A shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

OFFERING PRICE--CLASS C SHARES

  Investors may purchase Class C shares of the Funds at the next determined net asset value without the imposition of an initial sales charge. However, if Class C shares are redeemed within 12 months of purchase a CDSC of 1% will be deducted from the redemption proceeds. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Upon redemption of shares subject to a CDSC, shareholders will receive that portion of the appreciation in account value attributable to the shares actually redeemed.

  For the purpose of determining the number of months from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class C shares, the Funds will first redeem shares held for longer than 12 months, and then shares held for the longest period during the 12 month period. Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class C shares, including the payment of compensation to Authorized Dealers. A commission equal to 1.00% of the amount invested is paid to Authorized Dealers.

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A, CLASS B AND CLASS C SHARES

  A shareholder who redeems Class A or Class B shares of a Fund may reinvest at net asset value any portion or all of his redemption proceeds (plus that amount necessary to acquire a fractional share to round off his purchase to the nearest full share) in Class A shares of the same Fund or any other Goldman Sachs Fund. A shareholder who redeems Class C shares of a Fund may reinvest at net asset value any portion or all of his redemption proceeds (plus that amount necessary to acquire a fractional share to round off his purchase to the nearest full share) in Class C shares of the same Fund or any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least thirty (30) days before the redemption and that the reinvestment is effected within ninety (90) days after such redemption. If you redeemed Class A or Class C shares, paid a CDSC upon a redemption and reinvest in Class A or Class C shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. In this case, the holding period of the Class A or Class C shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed shares. If you redeemed Class B shares and paid a CDSC upon redemption, you are permitted to reinvest the redemption proceeds in Class A shares at net asset value as described above, but the amount of the CDSC paid upon redemption will not be credited to your account.

  A reinvesting shareholder may be subject to tax as a result of such redemption. If the redemption occurs within ninety (90) days after the original purchase of Class A shares, any sales charge paid on the original purchase cannot be taken into account by a reinvesting shareholder to the extent an otherwise applicable sales charge is not imposed pursuant to the reinvestment privilege for purposes of determining gain or loss, if any, realized on the redemption, but instead will be added to the tax basis of the Class A shares received in the reinvestment. To the extent that any loss is realized and shares of the same Fund are purchased within thirty (30) days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a redemption and reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE--CLASS A, B AND C
SHARES

  The CDSC on Class B shares, Class C shares and Class A shares that are subject to a CDSC may be waived or reduced if the redemption relates to (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in section 72 of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in section 72 of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions being returned to a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being reinvested into a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A, Class B and Class C shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and Class C shares and 10% of the value of your Class A shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio. See "Fund Highlights." A shareholder may also elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio.

Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at net asset value and will not be subject to any initial or contingent deferred sales charge as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions: (i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $5,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross-reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds offer their shares for purchase by retirement plans, including IRA plans for individuals and their non-employed spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at net asset value without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Fund, Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares of these other funds acquired by an exchange may later be exchanged for shares of the same class (or an equivalent class) of the original Fund at the next determined net asset value without the imposition of an initial or contingent deferred sales charge if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be modified or withdrawn at any time upon sixty (60) days' notice to shareholders and is subject to certain limitations.

  An exchange of shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder has owned shares will be measured from the date the shareholder acquired the original shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and class of shares and either writing to Goldman Sachs, Attention: Goldman Sachs Equity Funds, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-526-7384 (8:00 a.m. to 4:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds."
Under the telephone exchange privilege, shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and received in accordance with the procedures set forth under "How to Sell Shares of the Funds." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a redemption of the shares surrendered in the exchange, on which an investor may be subject to tax, followed by a purchase of shares received in the exchange. If such redemption occurs within ninety
(90) days after the purchase of such shares, to the extent a sales charge that would otherwise apply to the shares received in the exchange is not imposed, the sales charge paid on such purchase of Class A shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss, if any, realized on such redemption for federal income tax purposes, but instead will be added to the tax basis of the shares received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  Authorized Dealers and other financial intermediaries may be authorized by the Trust to accept purchase, exchange and redemption orders on the Trust's behalf. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. Otherwise, a Fund or Goldman Sachs must receive an order in proper form before it is effective. Authorized Dealers and intermediaries will be responsible for transmitting accepted orders to the Funds within the period agreed upon by them.

  Authorized Dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements and others may limit the availability of certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge additional fees not described in this Prospectus to their clients for such services. If shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or a group of purchasers' pattern of frequent purchases, sales or exchanges of shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.

  The Investment Advisers, Distributor, and/or their affiliates may also pay additional compensation, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of Class A, Class B or Class C shares (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time clients' assets have remained in a Fund), and will from time to time, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation may vary among Authorized Dealers depending upon such factors as the amounts their clients have invested (or may invest) in the Funds, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see "Other Information Regarding Purchases, Redemptions, Exchanges and Dividends" in the Additional Statement.


               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLANS--CLASS A, CLASS B AND CLASS C SHARES

  The Trust, on behalf of each Fund's Class A, Class B and Class C shares, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act") (each a "Distribution Plan"). Goldman Sachs is entitled to a quarterly fee from each Fund under its Class A, Class B or Class C Distribution Plan for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund's average daily net assets attributable to Class A, Class B and Class C shares. Currently, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee attributable to Class A shares for the Balanced, CORE Large Cap Growth, Capital Growth and Small Cap Value Funds; to limit the amount of such fee to 0.21% of average daily net assets attributable to Class A shares of CORE U.S. Equity, International Equity and Asia Growth Funds; to limit the amount of such fee to 0.05% of average daily net assets attributable to Class A shares of CORE Small Cap Equity Fund; and to limit the amount of such fee to 0.04% of average daily net assets attributable to Class A shares of the Growth and Income Fund. Goldman Sachs has no current intention of modifying or discontinuing such waiver, but may do so in the future at its discretion. The average rate for the fiscal year ended January 31, 1997 paid by the Balanced, Growth and Income, CORE U.S. Equity, Capital Growth, Small Cap Value, International Equity and Asia Growth Funds to Goldman Sachs was 0.00%, 0.04%, 0.21%, 0.00%, 0.00%, 0.21% and 0.21%, respectively, with respect to each Fund's Class A shares. The average rate for the fiscal year ended January 31, 1997 paid by the Funds offering Class B shares was 0.75%.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class A, Class B and Class C shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class A, Class B and Class C Distribution Plans include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to Authorized Dealers (Class B and Class C only), allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C shares. If the fee received by Goldman Sachs pursuant to the Class A, Class B and Class C Distribution Plans exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Distribution Plans will be reviewed and is subject to approval annually by the Trustees. The aggregate compensation that may be received under each Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.

  In connection with the sale of Class C shares, Goldman Sachs pays sales commissions of 0.75% of the purchase price to Authorized Dealers from its own resources at the time of sale. Goldman Sachs plans to pay the 0.75% distribution fee on a quarterly basis as an ongoing commission to Authorized Dealers on Class C shares that have been outstanding for one year or more.

AUTHORIZED DEALER SERVICE PLANS

  The Trust on behalf of each Fund's Class A, Class B and Class C shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs, Authorized Dealers or other persons are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Class A, Class B or Class C Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A, Class B or Class C shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. The Service Plans will be reviewed and are subject to approval annually by the Trustees. For the fiscal year ended January 31, 1997, each Fund then offering Class A or Class B shares paid Authorized Dealer service fees at the foregoing rate for each Fund's Class A and Class B shares.

  In connection with the sale of Class C shares, Goldman Sachs pays the 0.25% service fee to Authorized Dealers in advance for the first year after the shares have been sold by the Authorized Dealer. After the shares have been held for one year, Goldman Sachs pays the service fee on a quarterly basis. In addition, as described above under "Distribution Plan--Class A, Class B and Class C shares," Goldman Sachs pays sales commissions of 0.75% of the purchase price of Class C shares from its own resources at the time of sale. Accordingly, the total up front commission paid by Goldman Sachs to the Authorized Dealer at the time of sale is 1.00% of the purchase price.


                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its shares upon request of a shareholder on any Business Day at the net asset value next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will normally be mailed by check to a shareholder within three (3) Business Days of receipt of a properly executed request. If shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  The Trust accepts telephone requests for redemption of shares for amounts up to $50,000 within any seven (7) calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions (proceeds which are sent to a Goldman Sachs brokerage account are not subject to the $50,000 limit). It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

  In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Telephone redemptions will not be accepted during the 30-day period following any change in a shareholder's address of record. This redemption option does not apply to shares held in a "street name" account. Shareholders whose accounts are held in "street name" should contact their broker of record who may effect telephone redemptions on their behalf. The Trust reserves the right to terminate or modify the telephone redemption service at any time.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in federal funds (for a total one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above.

Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a redemption and therefore a taxable transaction. A minimum balance of $5,000 in shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C shares would be disadvantageous because of the sales charge imposed on your purchases of Class A shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C shares. The CDSC applicable to Class A, Class B or Class C shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See the Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend from net investment income and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in (i) cash, (ii) additional shares of the same class of the Fund or (iii) shares of the same or an equivalent class of any other Goldman Sachs Fund or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B and Class C), as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in the Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional shares or units of the Fund or any other Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time, a portion of any Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B and Class C shares reflect deduction of the applicable CDSC imposed upon redemption of Class B and Class C shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  The Balanced and Growth and Income Funds compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rate is being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. The investment performance of the Class A, Class B and Class C shares will be affected by the payment of a sales charge, distribution fees and other class specific expenses. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  As of September 5, 1997, State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 83.72% of Mid Cap Equity Fund's outstanding shares. As of the same date, Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 64.71% of CORE Large Cap Growth Fund's outstanding shares. As of the same date, The Goldman Sachs Group LP,
Attention: Elaine King, 85 Broad Street, New York, New York 10004, was recordholder of 63.63% of CORE Small Cap Equity Fund and 85.42% of CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction, but a portion of each other Fund's dividends may generally so qualify. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $50,000 or more of Class A shares of a Fund alone or in combination with Class A shares of another Fund or another Goldman Sachs Fund within a 13-month period, the shareholder may obtain shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional shares will not apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that this Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if his purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, he will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of shares registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his order. When the minimum investment so specified is completed (either prior to or by the end of the thirteenth month), the shareholder will be notified and the escrowed shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02110

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MA 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-526-7384

EQ PROABC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS

EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

CLASS A, B AND C SHARES



GOLDMAN
SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS

October 1, 1997
                GOLDMAN SACHS EQUITY FUNDS INSTITUTIONAL SHARES

GOLDMAN SACHS BALANCED FUND         GOLDMAN SACHS CAPITAL GROWTH FUND
 Seeks long-term capital growth       Seeks long-term growth of capital
 and current income through in-       through diversified investments in eq-
 vestments in equity and fixed        uity securities of companies that are
 income securities.                   considered to have long-term capital ap-
                                      preciation potential.


GOLDMAN SACHS GROWTH AND INCOME
FUND                                GOLDMAN SACHS MID CAP EQUITY FUND
 Seeks long-term growth of cap-       Seeks long-term capital appreciation
 ital and growth of income            primarily through investments in equity
 through investments in equity        securities of companies with public
 securities that are considered       stock market capitalizations of between
 to have favorable prospects          $500 million and $10 billion at the time
 for capital appreciation             of investment.
 and/or dividend paying abili-
 ty.

                                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND

                                      Seeks long-term capital appreciation
GOLDMAN SACHS CORE U.S. EQUITY        through investments in equity securities
FUND                                  of companies that are organized outside
 Seeks long-term growth of cap-       the U.S. or whose securities are princi-
 ital and dividend income             pally traded outside the U.S.
 through a broadly diversified
 portfolio of large cap and
 blue chip equity securities
 representing all major sectors
 of the U.S. economy.

                                    GOLDMAN SACHS SMALL CAP VALUE FUND
                                      Seeks long-term capital growth through
                                      investments in equity securities of com-panies with public stock market capital-izations of $1 billion or less at the time of investment.

GOLDMAN SACHS CORE LARGE CAP
GROWTH FUND

 Seeks long-term growth of cap-     GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
 ital through a broadly diver-        Seeks long-term capital appreciation
 sified portfolio of equity se-       through investments in equity securities
 curities of large cap U.S. is-       of emerging country issuers.
 suers that are expected to
 have better prospects for
 earnings growth than the
 growth rate of the general do-
 mestic economy. Dividend in-
 come is a secondary considera-
 tion.

                                    GOLDMAN SACHS ASIA GROWTH FUND
                                      Seeks long-term capital appreciation
                                      through investments in equity securities of companies related (in the manner de-scribed herein) to Asian countries.

GOLDMAN SACHS CORE SMALL CAP EQ-
UITY FUND
 Seeks long-term growth of cap-
 ital through a broadly diver-
 sified portfolio of equity se-
 curities of U.S. issuers which
 are included in the Russell
 2000 Index at the time of in-
 vestment.

GOLDMAN SACHS CORE INTERNATIONAL
EQUITY FUND
 Seeks long-term growth of cap-
 ital through a broadly diver-
 sified portfolio of equity se-
 curities of large cap compa-
 nies that are organized out-
 side the U.S. or whose securi-
 ties are principally traded
 outside the U.S.

                               -----------------


INSTITUTIONAL SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        (continued on next page)

(cover continued)

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, AND IN WHICH OTHER FUNDS CAN INVEST A PORTION OF THEIR ASSETS ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. THE FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, Goldman Sachs CORE International Equity, Mid Cap Equity and Small Cap Value (formerly "Small Cap Equity") Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity (formerly the "Select Equity Fund") and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated October 1, 1997, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    7
Financial Highlights...............    9
Investment Objectives and Policies.   18
Description of Securities..........   26
Investment Techniques..............   31
Risk Factors.......................   35
Investment Restrictions............   37
Portfolio Turnover.................   37
Management.........................   38
Net Asset Value....................   42

                                                              PAGE
                                                              ----
                         Performance Information.............  43
                         Shares of the Trust.................  43
                         Taxation............................  44
                         Additional Information..............  45
                         Reports to Shareholders.............  46
                         Dividends...........................  46
                         Purchase of Institutional Shares....  46
                         Exchange Privilege..................  48
                         Redemption of Institutional Shares..  48
                         Appendix ........................... A-1
                         Account Information Form

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAMES     OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
             ----------------  ---------------------------------------
 --------------
                                                              ---------------------
 BALANCED    Long-term         Between 45% and 65% of total assets in   Lehman Aggregate
 FUND        capital growth    equity securities and at least 25% in    Bond Index and
             and current       fixed income senior securities.          the Standard &
             income.                                                    Poor's Index of
                                                                        500 Common
                                                                        Stocks (the "S&P
                                                                        500 Index")
----------------------------------------------------------------------------------------
 GROWTH AND  Long-term growth  At least 65% of total assets in equity   S&P 500 Index
 INCOME FUND of capital and    securities that the Investment Adviser
             growth of         considers to have favorable prospects
             income.           for capital appreciation and/or
                               dividend paying ability.
----------------------------------------------------------------------------------------
 CORE U.S.   Long-term growth  At least 90% of total assets in equity   S&P 500 Index
 EQUITY FUND of capital and    securities of U.S. issuers. The Fund
             dividend income.  seeks to achieve its objective through
                               a broadly diversified portfolio of
                               large cap and blue chip equity
                               securities representing all major
                               sectors of the U.S. economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's  expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the S&P 500
                               Index.
----------------------------------------------------------------------------------------
 CORE LARGE  Long-term growth  At least 90% of total assets in equity   Russell 1000
 CAP GROWTH  of capital.       securities of U.S. issuers, including    Growth Index
 FUND        Dividend income   certain foreign issuers traded in the
             is a secondary    U.S. The Fund seeks to achieve its
             consideration.    objective through a broadly diversified
                               portfolio of equity securities of large
                               cap U.S. issuers that are expected to
                               have better prospects for earnings
                               growth than the growth rate of the
                               general domestic economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected returns,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               1000 Growth Index.
----------------------------------------------------------------------------------------

                                                                     (continued)

                   INVESTMENT
 FUND NAMES        OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
                ----------------  ---------------------------------------
 --------------
                                                              ----------------------
 CORE SMALL     Long-term growth  At least 90% of total assets in equity   Russell 2000
 CAP EQUITY     of capital.       securities of U.S. issuers, including    Index
 FUND                             certain foreign issuers traded in the
                                  U.S. The Fund seeks to achieve its
                                  investment objective through a broadly
                                  diversified portfolio of equity
                                  securities of U.S. issuers which are
                                  included in the Russell 2000 Index at
                                  the time of investment. The Fund's
                                  investments are selected using both a
                                  variety of quantitative techniques and
                                  fundamental research in seeking to
                                  maximize the Fund's expected return,
                                  while maintaining risk, style,
                                  capitalization and industry
                                  characteristics similar to the Russell
                                  2000 Index.
-------------------------------------------------------------------------------------------
 CORE           Long-term growth  At least 90% of total assets in equity   EAFE Index
 INTERNATIONAL  of capital.       securities of companies organized        (unhedged)
 EQUITY FUND                      outside the United States or whose
                                  securities are principally traded
                                  outside the United States. The Fund
                                  seeks broad representation of large cap
                                  issuers across major countries and
                                  sectors of the international economy.
                                  The Fund's investments are selected
                                  using both a variety of quantitative
                                  techniques and fundamental research in
                                  seeking to maximize the Fund's expected
                                  return, while maintaining risk, style,
                                  capitalization and industry
                                  characteristics similar to the unhedged
                                  Morgan Stanley Capital International
                                  (MSCI) Europe, Australia and Far East
                                  Index (the "EAFE Index"). The Fund may
                                  employ certain currency management
                                  techniques.
-------------------------------------------------------------------------------------------
 CAPITAL        Long-term         At least 90% of total assets in a        S&P 500 Index
 GROWTH FUND    capital growth.   diversified portfolio of equity
                                  securities. The Investment Adviser
                                  considers long-term capital
                                  appreciation potential in selecting
                                  investments.
-------------------------------------------------------------------------------------------
 MID CAP        Long-term         At least 65% of total assets in          Russell Midcap
 EQUITY FUND    capital           equity securities of companies           Index
                appreciation.     with public stock market
                                  capitalizations of between $500 million
                                  and $10 billion at the time of
                                  investment ("Mid-Cap Companies").
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  FT/Actuaries
 EQUITY FUND    capital           total assets in equity securities        Europe and
                appreciation.     of companies organized outside           Pacific Index
                                  the United States or whose securities    (unhedged)
                                  are principally traded outside the
                                  United States. The Fund may employ
                                  currency management techniques.
-------------------------------------------------------------------------------------------
 SMALL CAP      Long-term         At least 65% of total assets in equity   Russell 2000
 VALUE FUND     capital growth.   securities of companies with public
                                  stock market capitalizations of $1
                                  billion or less at the time of
                                  investment. The Fund currently
                                  emphasizes investments in companies
                                  with public stock market
                                  capitalizations of $500 million or less
                                  at the time of investment.
-------------------------------------------------------------------------------------------
 EMERGING       Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 MARKETS        capital           total assets in equity securities        Capital
 EQUITY FUND    appreciation.     of emerging country issuers. The Fund    International
                                  may employ certain currency management   Emerging Markets
                                  techniques.                              Free Index
-------------------------------------------------------------------------------------------
 ASIA GROWTH    Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 FUND           capital           total assets in equity securities        Capital
                appreciation.     of companies in China, Hong              International
                                  Kong, India, Indonesia, Malaysia,        All Country Asia
                                  Pakistan, the Philippines,  Singapore,   Free ex Japan
                                  South Korea, Sri Lanka, Taiwan and       Index
                                  Thailand. The Fund may employ certain
                                  currency management techniques.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds invest primarily outside the United States, these Funds may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of emerging countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. As of August 19, 1997, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $124 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

  The minimum initial investment is $1,000,000 in Institutional Shares of the Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

  You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current net asset value without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

  You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS
                                       --------------------------- CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
Balanced..............................          Quarterly            Annually
Growth and Income.....................          Quarterly            Annually
CORE U.S. Equity......................           Annually            Annually
CORE Large Cap Growth.................           Annually            Annually
CORE Small Cap Equity.................           Annually            Annually
CORE International Equity.............           Annually            Annually
Capital Growth........................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
International Equity..................           Annually            Annually
Small Cap Value.......................           Annually            Annually
Emerging Markets Equity...............           Annually            Annually
Asia Growth...........................           Annually            Annually

  Recordholders of Institutional Shares may receive dividends in additional Institutional Shares of the Fund or you may elect to receive dividends in cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)

                                              CORE    CORE
                            GROWTH            LARGE   SMALL      CORE               MID           SMALL  EMERGING
                             AND   CORE U.S.   CAP     CAP   INTERNATIONAL CAPITAL  CAP   INT'L    CAP   MARKETS   ASIA
                   BALANCED INCOME  EQUITY   GROWTH  EQUITY     EQUITY     GROWTH  EQUITY EQUITY  VALUE   EQUITY  GROWTH
                   FUND/1/   FUND    FUND    FUND/1/ FUND/1/    FUND/1/    FUND/1/  FUND   FUND  FUND/1/ FUND/1/   FUND
                   -------- ------ --------- ------- ------- ------------- ------- ------ ------ ------- -------- ------
SHAREHOLDER
 TRANSACTION
 EXPENSES:
 Maximum Sales
  Charge Imposed
  on Purchases...    None    None    None     None    None       None       None    None   None   None     None    None
 Maximum Sales
  Charge Imposed
  on Reinvested
  Dividends......    None    None    None     None    None       None       None    None   None   None     None    None
 Redemption Fees.    None    None    None     None    None       None       None    None   None   None     None    None
 Exchange Fees...    None    None    None     None    None       None       None    None   None   None     None    None
ANNUAL FUND
 OPERATING
 EXPENSES: (as a
 percentage of
 average daily
 net assets)
 Management Fees
  (after
  applicable
  limitations)/2/.   0.65%   0.70%   0.59%    0.60%   0.75%      0.75%      1.00%   0.75%  0.89%  1.00%    1.10%   0.86%
 Distribution
  (Rule 12b-1)
  Fees...........    None    None    None     None    None       None       None    None   None   None     None    None
 Other Expenses
  (after
  applicable
  limitations)/3/.   0.10%   0.12%   0.06%    0.05%   0.20%      0.25%      0.09%   0.10%  0.21%  0.15%    0.20%   0.24%
                     ----    ----    ----     ----    ----       ----       ----    ----   ----   ----     ----    ----
 TOTAL FUND
  OPERATING
  EXPENSES
  (AFTER FEE AND
  EXPENSE
  LIMITATIONS)/4/.   0.75%   0.82%   0.65%    0.65%   0.95%      1.00%      1.09%   0.85%  1.10%  1.15%    1.30%   1.10%
                     ====    ====    ====     ====    ====       ====       ====    ====   ====   ====     ====    ====

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period:
Balanced Fund.................................  $ 8     $24    $ 42     $ 93
Growth and Income Fund........................  $ 8     $26    $ 46     $101
CORE U.S. Equity Fund.........................  $ 7     $21    $ 36     $ 81
CORE Large Cap Growth Fund....................  $ 7     $21     n/a      n/a
CORE Small Cap Equity Fund....................  $10     $30     n/a      n/a
CORE International Equity Fund................  $10     $32     n/a      n/a
Capital Growth Fund...........................  $11     $35    $ 60     $133
Mid Cap Equity Fund...........................  $ 9     $27    $ 47     $105
International Equity Fund.....................  $11     $35    $ 61     $134
Small Cap Value Fund..........................  $12     $37    $ 63     $140
Emerging Markets Equity Fund..................  $13     $41     n/a      n/a
Asia Growth Fund..............................  $11     $35    $ 61     $134

---------------------
/1/ Based on estimated amounts for the current fiscal year.
/2/ TheInvestment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds equal to 0.16%, 0.15%, 0.10%, 0.10%, 0.11%, 0.10% and 0.14%, respectively. Without such limitations, management fees would be 0.75%, 0.75%, 0.85%, 0.85%, 1.00%, 1.20% and 1.00% of each Fund's average daily net assets, respectively.

/3/ The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than Balanced, CORE Small Cap Equity, CORE International Equity, CORE Large Cap Growth and Mid Cap Equity Funds)) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      Balanced Fund....................................................   0.10%
      Growth and Income................................................   0.11%
      CORE U.S. Equity.................................................   0.06%
      CORE Large Cap Growth............................................   0.05%
      CORE Small Cap Equity............................................   0.20%
      CORE International Equity........................................   0.25%
      Mid Cap Equity...................................................   0.10%
      International Equity.............................................   0.20%
      Emerging Markets Equity..........................................   0.16%
      Asia Growth......................................................   0.24%

/4/ Without the limitations described above, "Other Expenses" and "Total
    Operating Expenses" of the Institutional shares of the Growth and Income, CORE U.S. Equity, International Equity and Asia Growth Funds for the fiscal year ended January 31, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Growth and Income......................................   0.12%    0.82%
      CORE U.S. Equity.......................................   0.10%    0.85%
      International Equity...................................   0.25%    1.25%
      Asia Growth............................................   0.26%    1.26%

 In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Institutional Shares of the Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity and Emerging Markets Equity Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Balanced Fund..........................................   0.62%    1.27%
      CORE Large Cap Growth..................................   0.65%    1.40%
      CORE Small Cap Value ..................................   0.71%    1.56%
      CORE International Equity..............................   0.86%    1.71%
      Mid Cap Equity.........................................   0.26%    1.01%
      Emerging Markets Equity................................   0.82%    2.02%

  The Investment Advisers have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Each Fund also offers Service Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Service, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds (except the CORE Large Cap Growth Fund) outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended January 31, 1997 (the "Annual Report"). The following data with respect to a share (of the Class specified) of the CORE Large Cap Growth Fund during the period ended July 31, 1997 are unaudited. This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report and Semi-Annual Report also contain performance information and are available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer the CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds, Institutional or Service Shares of the Balanced, Capital Growth or Small Cap Value Funds, Class A and B for Mid Cap Equity or Class C shares of any Fund. Accordingly, there are no financial highlights for these Funds or Classes.

-----------------------------------------------------------------------------------------------------------------------------------
                                 INCOME (LOSS) FROM                DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(h)               SHAREHOLDERS
                           ------------------------------ -----------------------------------
                                         NET REALIZED                  FROM NET
                 NET ASSET              AND UNREALIZED       FROM    REALIZED GAIN IN EXCESS      NET     NET ASSET
                  VALUE,      NET       GAIN (LOSS) ON       NET     ON INVESTMENT   OF NET    INCREASE    VALUE,
                 BEGINNING INVESTMENT    INVESTMENTS,     INVESTMENT  AND FUTURE   INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   INCOME   OPTIONS AND FUTURES   INCOME   TRANSACTIONS    INCOME   ASSET VALUE  PERIOD   RETURN(a)
                 --------- ---------- ------------------- ---------- ------------- ---------- ----------- --------- ---------
                                                                                   BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $17.31     $0.66           $2.47          $(0.66)     $(1.00)        --        $1.47     $18.78     18.59%
1997--Class B
Shares(b).......   17.46      0.42            2.34           (0.42)      (1.00)      (0.07)       1.27      18.73     16.22(c)
1996--Class A
Shares..........   14.22      0.51            3.43           (0.50)      (0.35)        --         3.09      17.31     28.10
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(d).......   14.18      0.10            0.02           (0.08)        --          --         0.04      14.22      0.87(c)

------------------------------------------------------------------------------------------------------------------------------
                                                                               RATIOS ASSUMING
                                                                             NO VOLUNTARY WAIVER
                                                                                  OF FEES OR
                                                                             EXPENSE LIMITATIONS
                                                                           ------------------------
                                                                RATIO OF                RATIO OF
                                           NET      RATIO OF       NET                     NET
                                        ASSETS AT      NET     INVESTMENT   RATIO OF   INVESTMENT
                 PORTFOLIO    AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES  INCOME (LOSS)
                 TURNOVER    COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE  TO AVERAGE
                   RATE       RATE(g)   IN (000'S)   ASSETS      ASSETS    NET ASSETS  NET ASSETS
                 ----------- ---------- ---------- ----------- ----------- ---------- -------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  208.11(f)    $.0587    $81,410      1.00%       3.76%       1.77%        2.99%
1997--Class B
Shares(b).......  208.11(f)     .0587      2,110      1.75(e)     2.59(e)     2.27(e)      2.07(e)
1996--Class A
Shares..........  197.10(f)       --      50,928      1.00        3.65        1.90         2.75
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(d).......   14.71(c)       --       7,510      1.00(e)     3.39(e)     8.29(e)     (3.90)(e)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) Not annualized.
(d) For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
(e) Annualized.
(f) Includes the effect of mortgage dollar roll transactions.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

                              INCOME (LOSS) FROM
                           INVESTMENT OPERATIONS(h)      DISTRIBUTIONS TO SHAREHOLDERS
                           -------------------------- -----------------------------------
                                        NET REALIZED               FROM NET
                 NET ASSET             AND UNREALIZED    FROM    REALIZED GAIN IN EXCESS
                  VALUE,      NET      GAIN (LOSS) ON    NET     ON INVESTMENT   OF NET   ADDITIONAL
                 BEGINNING INVESTMENT   INVESTMENTS   INVESTMENT  AND OPTION   INVESTMENT  PAID-IN
                 OF PERIOD   INCOME     AND OPTIONS     INCOME   TRANSACTIONS    INCOME    CAPITAL
                 --------- ----------  -------------- ---------- ------------- ---------- ----------

FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $19.98     $0.35         $5.18        $(0.35)     $(1.97)      $(0.01)     $--
1997--Class B
Shares(f).......   20.82      0.17          4.31         (0.17)      (1.97)       (0.06)      --
1997--Institu-
tional
Shares(f).......   21.25      0.29          3.96         (0.30)      (1.97)       (0.04)      --
1997--Service
Shares(f).......   20.71      0.28          4.50         (0.28)      (1.97)       (0.07)      --
1996--Class A
Shares..........   15.80      0.33          4.75         (0.30)      (0.60)         --        --
1995--Class A
Shares..........   15.79      0.20(b)       0.30(b)      (0.20)      (0.33)       (0.07)     0.11(b)

FOR THE PERIOD ENDED JANUARY 31,
1994--Class A
Shares(c).......   14.18      0.15          1.68         (0.15)      (0.06)       (0.01)      --



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                RATIOS ASSUMING
                                                                                                              NO VOLUNTARY WAIVER
                                                                                                                   OF FEES OR
                                                                                                              EXPENSE LIMITATIONS
                                                                                                            ------------------------
                                                                                                 RATIO OF                RATIO OF
                                                                            NET      RATIO OF       NET                     NET
                     NET     NET ASSET                                   ASSETS AT      NET     INVESTMENT   RATIO OF   INVESTMENT
                  INCREASE    VALUE,              PORTFOLIO    AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES  INCOME (LOSS)
                   IN NET     END OF     TOTAL    TURNOVER    COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE  TO AVERAGE
                 ASSET VALUE  PERIOD   RETURN(a)    RATE       RATE(g)   (IN 000'S)   ASSETS      ASSETS    NET ASSETS  NET ASSETS
                 ----------- --------- ---------- ----------- ---------- ---------- ----------- ----------- ---------- -------------
                   GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........    $3.20     $23.18     28.42%     53.03%      $.0586    $615,103     1.22%       1.60%       1.43%        1.39%
1997--Class B
Shares(f).......     2.28      23.10     22.23(d)   53.03        .0586      17,346     1.93(e)     0.15(e)     1.93(e)      0.15(e)
1997--Institu-
tional
Shares(f).......     1.94      23.19     20.77(d)   53.03        .0586         193     0.82(e)     1.36(e)     0.82(e)      1.36(e)
1997--Service
Shares(f).......     2.46      23.17     23.87(d)   53.03        .0586       3,174     1.32(e)     0.94(e)     1.32(e)      0.94(e)
1996--Class A
Shares..........     4.18      19.98     32.45      57.93          --      436,757     1.20        1.67        1.45         1.42
1995--Class A
Shares..........     0.01      15.80      3.97      71.80          --      193,772     1.25        1.28        1.58         0.95

FOR THE PERIOD ENDED JANUARY 31,
1994--Class A
Shares(c).......     1.61      15.79     13.08(d)  102.23(d)       --       41,528     1.25(e)     1.23(e)     3.24(e)     (0.76)(e)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Calculated based on the average shares outstanding methodology.
(c) For the period from February 5, 1993 (commencement of operations) to January 31, 1994.
(d) Not annualized.
(e) Annualized.
(f) For the period from March 6, May 1 and June 3, 1996 (commencement of operations) to January 31, 1997 for Service, Class B and Institutional shares, respectively.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

                              INCOME (LOSS) FROM              DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(h)             SHAREHOLDERS
                           ------------------------- -----------------------------------
                                       NET REALIZED
                                      AND UNREALIZED              FROM NET                   NET
                 NET ASSET            GAIN (LOSS) ON    FROM    REALIZED GAIN IN EXCESS  (DECREASE)  NET ASSET
                  VALUE,      NET      INVESTMENTS,     NET     ON INVESTMENT   OF NET    INCREASE    VALUE,
                 BEGINNING INVESTMENT    OPTIONS     INVESTMENT  AND FUTURES  INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   INCOME    AND FUTURES     INCOME   TRANSACTIONS    INCOME   ASSET VALUE  PERIOD   RETURN(a)
                 --------- ---------- -------------- ---------- ------------- ---------- ----------- --------- ---------
                                                                                     CORE U.S. EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------

FOR THE PERIOD ENDED JANUARY 31,
1997--Class A
Shares..........  $19.66     $0.16        $4.46        $(0.16)     $(0.80)        --        $3.66     $23.32     23.75%
1997--Class B
Shares(f).......   20.44      0.04         3.70         (0.04)      (0.80)      (0.16)       2.74      23.18     18.59(b)
1997--Institu-
tional Shares...   19.71      0.30         4.51         (0.28)      (0.80)        --         3.73      23.44     24.63
1997--Service
Shares(f).......   21.02      0.13         3.15         (0.13)      (0.80)      (0.10)       2.25      23.27     15.92(b)
1996--Class A
Shares..........   14.61      0.19         5.43         (0.16)      (0.41)        --         5.05      19.66     38.63
1996--Institu-
tional
Shares(d).......   16.97      0.16         3.23         (0.24)      (0.41)        --         2.74      19.71     20.14(b)
1995--Class A
Shares..........   15.93      0.20        (0.38)        (0.20)      (0.94)        --        (1.32)     14.61     (1.10)
1994--Class A
Shares..........   15.46      0.17         2.08         (0.17)      (1.61)        --         0.47      15.93     15.12
1993--Class A
Shares..........   15.05      0.22         0.41         (0.22)        --          --         0.41      15.46      4.30
FOR THE PERIOD ENDED JANUARY 31,
1992--Class A
Shares(e).......   14.17      0.11         0.88         (0.11)        --          --         0.88      15.05      7.01(b)


                                                                              RATIOS ASSUMING
                                                                            NO VOLUNTARY WAIVER
                                                                                OF FEES OR
                                                                            EXPENSE LIMITATIONS
                                                                           -----------------------
                                                                                       RATIO OF
                                                                RATIO OF                 NET
                                           NET      RATIO OF       NET                INVESTMENT
                                        ASSETS AT      NET     INVESTMENT   RATIO OF   INCOME
                 PORTFOLIO    AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES      TO
                 TURNOVER    COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE   AVERAGE
                   RATE       RATE(g)   (IN 000'S)   ASSETS      ASSETS    NET ASSETS NET ASSETS
                 ----------- ---------- ---------- ----------- ----------- ---------- ------------
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   37.28%      $.0417    $225,968     1.29%       0.91%       1.53%      0.67%
1997--Class B
Shares(f).......   37.28        .0417      17,258     1.83(c)     0.06(c)     2.00(c)   (0.11)(c)
1997--Institu-
tional Shares...   37.28        .0417     148,942     0.65        1.52        0.85       1.32
1997--Service
Shares(f).......   37.28        .0417       3,666     1.15(c)     0.69(c)     1.35(c)    0.49(c)
1996--Class A
Shares..........   39.35          --      129,045     1.25        1.01        1.55       0.71
1996--Institu-
tional
Shares(d).......   39.35(b)       --       64,829     0.65(c)     1.49(c)     0.96(c)    1.18(c)
1995--Class A
Shares..........   56.18          --       94,968     1.38        1.33        1.63       1.08
1994--Class A
Shares..........   87.73          --       92,769     1.42        0.92        1.67       0.67
1993--Class A
Shares..........  144.93          --      117,757     1.28        1.30        1.53       1.05
FOR THE PERIOD ENDED JANUARY 31,
1992--Class A
Shares(e).......  135.02(c)       --      151,142     1.57(c)     1.24(c)     1.82(c)    0.99(c)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Not annualized.
(c) Annualized.
(d) For the period from June 15, 1995 (commencement of operations) to January 31, 1996.
(e) For the period from May 24, 1991 (commencement of operations) to January 31, 1992.
(f) For the period from May 1 and June 7, 1996 (commencement of operations) to January 31, 1997 for Class B and Service shares, respectively.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

                                 INCOME (LOSS) FROM                 DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(G)                SHAREHOLDERS
                           ------------------------------ ------------------------------------
                                         NET REALIZED                   FROM NET                   NET
                 NET ASSET              AND UNREALIZED       FROM    REALIZED GAIN  IN EXCESS   INCREASE   NET ASSET
                  VALUE,      NET       GAIN (LOSS) ON       NET     ON INVESTMENTS   OF NET   (DECREASE)   VALUE,
                 BEGINNING INVESTMENT    INVESTMENTS,     INVESTMENT    OPTIONS     INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   INCOME   OPTIONS AND FUTURES   INCOME    AND FUTURES     INCOME   ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- ------------------- ---------- -------------- ---------- ----------- --------- ---------
                                                        CAPITAL GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $14.91     $0.10           $3.56          $(0.10)      $(1.72)      $(0.02)     $1.82     $16.73     25.97%
1997--Class B
Shares(b).......   15.67      0.01            2.81           (0.01)       (1.72)       (0.09)      1.00      16.67     19.39(d)
1996--Class A
Shares..........   13.67      0.12            3.93           (0.12)       (2.69)         --        1.24      14.91     30.45
1995--Class A
Shares..........   15.96      0.03           (0.69)          (0.01)       (1.62)         --       (2.29)     13.67     (4.38)
1994--Class A
Shares..........   14.64      0.02            2.40           (0.01)       (1.07)       (0.02)      1.32      15.96     16.89
1993--Class A
Shares..........   13.65      0.06            2.28           (0.07)       (1.28)         --        0.99      14.64     18.01
1992--Class A
Shares..........   11.10      0.28            2.90           (0.31)       (0.32)         --        2.55      13.65     29.31

FOR THE PERIOD ENDED JANUARY 31,
1991--Class A
Shares(c).......   11.34      0.34           (0.27)          (0.31)         --           --       (0.24)     11.10      0.84(d)

                                                                               RATIOS ASSUMING
                                                                             NO VOLUNTARY WAIVER
                                                                                   OF FEES
                                                                           ------------------------
                                                               RATIO OF
                                                                  NET                   RATIO OF
                                          NET      RATIO OF   INVESTMENT                   NET
                                       ASSETS AT      NET       INCOME      RATIO OF   INVESTMENT
                 PORTFOLIO   AVERAGE     END OF   EXPENSES TO  (LOSS) TO    EXPENSES  INCOME (LOSS)
                 TURNOVER   COMMISSION   PERIOD   AVERAGE NET AVERAGE NET  TO AVERAGE  TO AVERAGE
                   RATE      RATE(F)   IN (000'S)   ASSETS      ASSETS     NET ASSETS  NET ASSETS
                 ---------- ---------- ---------- ----------- ------------ ---------- -------------
                                                        CAPITAL GROWTH FUND
---------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   52.92%     $.0563    $920,646     1.40%        0.62%       1.65%        0.37%
1997--Class B
Shares(b).......   52.92       .0563       3,221     2.15(e)     (0.39)(e)    2.15(e)     (0.39)(e)
1996--Class A
Shares..........   63.90         --      881,056     1.36         0.65        1.61         0.40
1995--Class A
Shares..........   38.36         --      862,105     1.38         0.16        1.63        (0.09)
1994--Class A
Shares..........   36.12         --      833,682     1.38         0.13        1.63        (0.12)
1993--Class A
Shares..........   58.93         --      665,976     1.41         0.42        1.66         0.17
1992--Class A
Shares..........   48.93         --      500,307     1.53         2.09        1.78         1.84

FOR THE PERIOD ENDED JANUARY 31,
1991--Class A
Shares(c).......   35.63(d)      --      437,533     1.27(d)      3.24(d)     1.47(d)      3.04(d)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from April 20, 1990 (commencement of operations) to January 31, 1991.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                                  INCOME FROM                 DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(e)             SHAREHOLDERS
                           ------------------------- ----------------------------------
                                       NET REALIZED                 FROM
                                      AND UNREALIZED            NET REALIZED
                 NET ASSET               GAIN ON        FROM      GAIN ON    IN EXCESS               NET ASSET
                  VALUE,      NET      INVESTMENTS,     NET      INVESTMENT    OF NET   NET INCREASE  VALUE,
                 BEGINNING INVESTMENT  OPTIONS AND   INVESTMENT AND FUTURES  INVESTMENT    IN NET     END OF     TOTAL
                 OF PERIOD   INCOME      FUTURES       INCOME   TRANSACTIONS   INCOME   ASSET VALUE   PERIOD   RETURN(a)
                 --------- ---------- -------------- ---------- ------------ ---------- ------------ --------- ---------
                                                                                              CORE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(c)
1997--Class A
Shares
(unaudited).....  $10.00     $0.01        $1.94         --          --          --         $1.95      $11.95     19.50%(f)
1997--Class B
Shares
(unaudited).....   10.00       --          1.94         --          --          --          1.94       11.94     19.40(f)
1997--
Institutional
Shares
(unaudited).....   10.00      0.03         1.92         --          --          --          1.95       11.95     19.50(f)
1997--Service
Shares
(unaudited).....   10.00      0.02         1.92         --          --          --          1.94       11.94     19.40(f)

                                                                                RATIOS ASSUMING NO
                                                                             VOLUNTARY WAIVER OF FEES
                                                                              OR EXPENSE LIMITATIONS
                                                                             ---------------------------
                                           NET     RATIO OF    RATIO OF NET               RATIO OF NET
                                        ASSETS AT     NET       INVESTMENT    RATIO OF     INVESTMENT
                 PORTFOLIO    AVERAGE    END OF   EXPENSES TO   INCOME TO    EXPENSES TO  INCOME (LOSS)
                 TURNOVER    COMMISSION  PERIOD   AVERAGE NET  AVERAGE NET     AVERAGE     TO AVERAGE
                   RATE       RATE(b)   (IN 000S)   ASSETS        ASSETS     NET ASSETS    NET ASSETS
                 ----------- ---------- --------- ------------ ------------- ------------ --------------
--------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(c)
1997--Class A
Shares
(unaudited).....   18.14%(f)  $0.0292    $29,491     0.90%(d)      0.45%(d)     2.96%(d)      (1.61)%(d)
1997--Class B
Shares
(unaudited).....   18.14(f)    0.0292      3,734     1.65(d)      (0.35)(d)     3.46(d)       (1.90)(d)
1997--
Institutional
Shares
(unaudited).....   18.14(f)    0.0292          2     0.65(d)       0.94 (d)     2.46(d)       (0.87)(d)
1997--Service
Shares
(unaudited).....   18.14(f)    0.0292          2     1.15(d)       0.30 (d)     2.96(d)       (1.51)(d)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(c) For the period from May 1, 1997 (commencement of operations) to July 31,
    1997.
(d) Annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) Not annualized.

                                        INCOME FROM
                                   INVESTMENT OPERATIONS
                             ---------------------------------
                                            NET
                                         REALIZED     TOTAL
                                            AND       INCOME
                   NET ASSET            UNREALIZED    (LOSS)
                    VALUE,      NET       GAIN ON      FROM
                   BEGINNING INVESTMENT INVESTMENTS INVESTMENT
                   OF PERIOD   INCOME   AND OPTIONS OPERATIONS
                   --------- ---------- ----------- ----------

-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
 1997--Institu-
 tional Shares...   $15.91     $0.24       $3.77      $4.01
FOR THE YEAR ENDED JANUARY  31,
 1996--Institu-
 tional
 Shares(a).......    15.00      0.13        0.90       1.03


                            DISTRIBUTIONS TO SHAREHOLDERS
                   ------------------------------------------------
                                                                                                                       NET
                                           FROM NET                                                                   ASSETS
                                           REALIZED                   NET     NET                                     AT END
                              IN EXCESS    GAIN ON        TOTAL     INCREASE ASSET                                      OF
                    FROM NET    OF NET   INVESTMENTS  DISTRIBUTIONS  IN NET  VALUE,            PORTFOLIO   AVERAGE    PERIOD
                   INVESTMENT INVESTMENT  AND OPTION       TO        ASSET   END OF   TOTAL    TURNOVER   COMMISSION   (IN
                     INCOME     INCOME   TRANSACTIONS SHAREHOLDERS   VALUE   PERIOD RETURN(b)    RATE      RATE(e)    000'S)
                   ---------- ---------- ------------ ------------- -------- ------ ---------- ---------- ---------- --------
                                                             MID CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
 1997--Institu-
 tional Shares...    $(0.24)    $(0.02)     $(0.93)      $(1.19)     $2.82   $18.73   25.63%     74.03%     $.0547   $145,253
FOR THE YEAR ENDED JANUARY  31,
 1996--Institu-
 tional
 Shares(a).......     (0.12)       --          --         (0.12)      0.91    15.91    6.89(d)   58.77(d)      --     135,671




                                          EXPENSE LIMITATIONS
                                          --------------------
                                RATIO OF             RATIO OF
                                  NET     RATIO OF     NET
                               INVESTMENT EXPENSES  INVESTMENT
                  RATIO OF NET INCOME TO     TO     INCOME TO
                  EXPENSES TO   AVERAGE    AVERAGE   AVERAGE
                  AVERAGE NET     NET        NET       NET
                    ASSETS      ASSETS     ASSETS     ASSETS
                  ------------ ---------- --------- ----------

--------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
 1997--Institu-
 tional Shares...       0.85%       1.35%     0.91%      1.29%
FOR THE YEAR ENDED JANUARY 31,
 1996--Institu-
 tional
 Shares(a).......       0.85(c)     1.67(c)   0.98(c)    1.54(c)

-----------
(a) For the period from August 1, 1995 (commencement of operations) to January 31, 1996.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
(d) Not annualized.
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                           INCOME (LOSS) FROM
                                        INVESTMENT OPERATIONS(G)
                           --------------------------------------------------
                                                               NET REALIZED
                                            NET REALIZED      AND UNREALIZED
                 NET ASSET                 AND UNREALIZED     GAIN (LOSS) ON
                  VALUE,        NET        GAIN (LOSS) ON        FOREIGN
                 BEGINNING  INVESTMENT      INVESTMENTS,     CURRENCY RELATED
                 OF PERIOD INCOME (LOSS) OPTIONS AND FUTURES   TRANSACTIONS
                 --------- ------------- ------------------- ----------------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $17.20       $0.10            $3.51             $(1.28)
1997--Class B
Shares(e).......   18.91       (0.06)            0.94              (0.34)
1997--Institu-
tional
Shares(e).......   17.45        0.04             3.39              (1.24)
1997--Service
Shares(e).......   17.70       (0.02)            2.95              (1.08)
1996--Class A
Shares..........   14.52        0.13             2.58               1.42
1995--Class A
Shares..........   18.10        0.06            (3.04)             (0.01)
1994--Class A
Shares..........   14.35        0.05             4.08              (0.38)

FOR THE PERIOD ENDED JANUARY 31,
1993--Class A
Shares(b).......   14.18       (0.01)            0.29              (0.11)



                    DISTRIBUTIONS TO
                      SHAREHOLDERS
                 -----------------------
                              FROM NET
                              REALIZED
                              GAIN ON        NET                                                   NET     RATIO OF
                    FROM    INVESTMENT,   INCREASE   NET ASSET                                  ASSETS AT     NET
                    NET      OPTION AND  (DECREASE)   VALUE,               PORTFOLIO  AVERAGE    END OF   EXPENSES TO
                 INVESTMENT   FUTURES      IN NET     END OF     TOTAL     TURNOVER  COMMISSION  PERIOD   AVERAGE NET
                   INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)     RATE     RATE(F)   (IN 000S)   ASSETS
                 ---------- ------------ ----------- --------- ----------- --------- ---------- --------- -----------
                                               INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------

1997--Class A
Shares..........   $ --        $(0.21)      $2.12     $19.32     13.48%      38.01%    $.0318   $536,283     1.69%
1997--Class B
Shares(e).......     --         (0.21)       0.33      19.24      2.83(c)    38.01      .0318     19,198     2.23(d)
1997--Institu-
tional
Shares(e).......   (0.03)       (0.21)       1.95      19.40     12.53(c)    38.01      .0318     68,374     1.10(d)
1997--Service
Shares(e).......     --         (0.21)       1.64      19.34     10.42(c)    38.01      .0318        674     1.60(d)
1996--Class A
Shares..........   (0.58)       (0.87)       2.68      17.20     28.68       68.48        --     330,860     1.52
1995--Class A
Shares..........     --         (0.59)      (3.58)     14.52    (16.65)      84.54        --     275,086     1.73
1994--Class A
Shares..........     --           --         3.75      18.10     26.13       60.04        --     269,091     1.76

FOR THE PERIOD ENDED JANUARY 31,
1993--Class A
Shares(b).......     --           --         0.17      14.35      1.23(c)     0.00        --      66,063     1.80(d)

                                       RATIOS ASSUMING
                                     NO VOLUNTARY WAIVER
                                          OF FEES OR
                                     EXPENSE LIMITATIONS
                                   ------------------------

                      RATIO OF                  RATIO OF
                        NET                        NET
                     INVESTMENT     RATIO OF   INVESTMENT
                  INCOME (LOSS) TO  EXPENSES  INCOME (LOSS)
                    AVERAGE NET    TO AVERAGE  TO AVERAGE
                       ASSETS      NET ASSETS  NET ASSETS
                  ---------------- ---------- -------------

-----------------------------------------------------------
1997--Class A
Shares..........       (0.07)%        1.88%       (0.26)%
1997--Class B
Shares(e).......       (0.97)(d)      2.38(d)     (1.12)(d)
1997--Institu-
tional
Shares(e).......        0.43(d)       1.25(d)      0.28(d)
1997--Service
Shares(e).......       (0.40)(d)      1.75(d)     (0.55)(d)
1996--Class A
Shares..........        0.26          1.77         0.01
1995--Class A
Shares..........        0.40          1.98         0.15
1994--Class A
Shares..........        0.51          2.01         0.26

FOR THE PERIOD ENDED JANUARY 31,
1993--Class A
Shares(b).......       (0.42)(d)      2.58(d)     (1.20)(d)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from December 1, 1992 (commencement of operations) to January 31, 1993.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 7, March 6 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional, Service and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                                 INCOME (LOSS) FROM                  DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(g)                 SHAREHOLDERS
                           ------------------------------ --------------------------------------
                                                                                    IN EXCESS OF
                                                                        FROM NET      REALIZED
                                         NET REALIZED                REALIZED GAIN    GAINS ON       NET
                 NET ASSET    NET       AND UNREALIZED       FROM    ON INVESTMENT, INVESTMENT,   INCREASE   NET ASSET
                  VALUE,   INVESTMENT   GAIN (LOSS) ON       NET       OPTION AND    OPTION AND  (DECREASE)   VALUE,
                 BEGINNING   INCOME      INVESTMENTS,     INVESTMENT    FUTURES       FUTURES      IN NET     END OF     TOTAL
                 OF PERIOD   (LOSS)   OPTIONS AND FUTURES   INCOME    TRANSACTIONS  TRANSACTIONS ASSET VALUE  PERIOD   RETURN(a)
                 --------- ---------- ------------------- ---------- -------------- ------------ ----------- --------- ---------
                                                                                                        SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $17.29     $(0.21)        $ 4.92          $  --        $(1.09)       $  --       $ 3.62     $20.91    $ 27.28%
1997--Class B
Shares(b).......   20.79      (0.11)          1.21             --         (1.09)          --         0.01      20.80       5.39(d)
1996--Class A
Shares..........   16.14      (0.23)          1.39             --         (0.01)          --         1.15      17.29       7.20
1995--Class A
Shares..........   20.67      (0.07)         (3.53)            --         (0.69)        (0.24)      (4.53)     16.14     (17.53)
1994--Class A
Shares..........   16.68      (0.04)          5.03             --         (1.00)          --         3.99      20.67      30.13
FOR THE PERIOD ENDED JANUARY 31,
1993--Class A
Shares(c).......   14.18       0.03           2.50           (0.03)         --            --         2.50      16.68      17.86(d)


                                                                             RATIOS ASSUMING NO
                                                                              VOLUNTARY WAIVER
                                                                                   OF FEES
                                                                            -----------------------
                                                                RATIO OF                RATIO OF
                                          NET      RATIO OF        NET                    NET
                                       ASSETS AT      NET      INVESTMENT    RATIO OF  INVESTMENT
                 PORTFOLIO   AVERAGE     END OF   EXPENSES TO INCOME (LOSS)  EXPENSES     LOSS
                 TURNOVER   COMMISSION   PERIOD   AVERAGE NET  TO AVERAGE   TO AVERAGE TO AVERAGE
                   RATE      RATE(f)   (IN 000'S)   ASSETS     NET ASSETS   NET ASSETS NET ASSETS
                 ---------- ---------- ---------- ----------- ------------- ---------- ------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   99.46%     $.0461    $212,061     1.60%        (0.72)%      1.85%     (0.97)%
1997--Class B
Shares(b).......   99.46       .0461       3,674     2.35(e)      (1.63)(e)    2.35(e)   (1.63)(e)
1996--Class A
Shares..........   57.58         --      204,994     1.41         (0.59)       1.66      (0.84)
1995--Class A
Shares..........   43.67         --      319,487     1.53         (0.53)       1.78      (0.78)
1994--Class A
Shares..........   56.81         --      261,074     1.60         (0.45)       1.85      (0.70)
FOR THE PERIOD ENDED JANUARY 31,
1993--Class A
Shares(c).......    7.12(e)      --       59,339     1.65(e)       0.62(e)     2.70(e)   (0.43)(e)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from October 22, 1992 (commencement of operations) to January 31, 1993.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                                     INCOME (LOSS) FROM             DISTRIBUTIONS TO
                                  INVESTMENT OPERATIONS(g)            SHAREHOLDERS
                           -------------------------------------- ---------------------
                                                         NET
                                                     REALIZED AND
                                                      UNREALIZED
                                                       GAIN ON                              NET
                 NET ASSET    NET      NET REALIZED    FOREIGN       FROM    IN EXCESS   INCREASE   NET ASSET
                  VALUE,   INVESTMENT AND UNREALIZED   CURRENCY      NET       OF NET   (DECREASE)   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON   RELATED    INVESTMENT INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   (LOSS)    INVESTMENTS   TRANSACTIONS   INCOME     INCOME   ASSET VALUE  PERIOD   RETURN(a)
                 --------- ---------- -------------- ------------ ---------- ---------- ----------- --------- ---------
                                                         ASIA GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $16.49     $ 0.06       $(0.11)       $(0.12)     $(0.01)    $  --      $(0.18)    $16.31     (1.01)%
1997--Class B
Shares(e).......   17.31      (0.05)       (0.48)        (0.51)        --       (0.03)     (1.07)     16.24     (6.02)(c)
1997--Institu-
tional
Shares(e).......   16.61       0.04        (0.11)        (0.11)      (0.04)     (0.06)     (0.28)     16.33     (1.09)(c)
1996--Class A
Shares..........   13.31       0.17         3.44         (0.12)      (0.17)     (0.14)      3.18      16.49     26.49

FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(b).......   14.18       0.11        (0.89)         0.01       (0.10)       --       (0.87)     13.31     (5.46)(c)

                                                                               RATIOS ASSUMING
                                                                             NO VOLUNTARY WAIVER
                                                                                  OF FEES OR
                                                                             EXPENSE LIMITATIONS
                                                                           ------------------------
                                                               RATIO OF                 RATIO OF
                                          NET     RATIO OF        NET                      NET
                                       ASSETS AT     NET      INVESTMENT    RATIO OF   INVESTMENT
                 PORTFOLIO   AVERAGE    END OF   EXPENSES TO INCOME (LOSS)  EXPENSES  INCOME (LOSS)
                 TURNOVER   COMMISSION  PERIOD   AVERAGE NET  TO AVERAGE   TO AVERAGE  TO AVERAGE
                   RATE      RATE(F)    (000'S)    ASSETS     NET ASSETS   NET ASSETS  NET ASSETS
                 ---------- ---------- --------- ----------- ------------- ---------- -------------
                                               ASIA GROWTH FUND
---------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   48.40%     $.0151   $263,014     1.67%         0.20%       1.87%        0.00%
1997--Class B
Shares(e).......   48.40       .0151      3,354     2.21(d)      (0.56)(d)    2.37(d)     (0.72)(d)
1997--Institu-
tional
Shares(e).......   48.40       .0151     13,322     1.10(d)       0.54(d)     1.26(d)      0.38(d)
1996--Class A
Shares..........   88.80         --     205,539     1.77          1.05        2.02         0.80

FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(b).......   36.08(c)      --     124,298     1.90(d)       1.83(d)     2.38(d)      1.35(d)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from July 8, 1994 (commencement of operations) to January 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 2 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

   Value Style Funds. The Growth and Income, Mid Cap Equity, Small Cap Value and the equity portion of the Balanced Funds are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Capital Growth, International Equity, Emerging Markets Equity and Asia Growth Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds (the "CORE Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of U.S. equity securities for the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE U.S. Funds"), and a broad universe of foreign equity securities for the CORE International Equity Fund. The Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating. In the case of a U.S. equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a second rating is assigned based upon the Research Department's evaluation. In the discretion of the Investment Adviser, such ratings may also be assigned to U.S. equity securities based on research ratings obtained from other industry sources. In the case of a foreign equity security, the Investment Adviser may rely on research from both the Research Department and other industry sources.

  In building a diversified portfolio for each CORE Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

   Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE U.S. Funds use one Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, and, in the case of models for the CORE International Equity Fund, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

   The weightings assigned to the factors in the Multifactor Model used by the CORE U.S. Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the U.S. Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional, quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

   Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

   By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, each CORE Fund seeks to capitalize on the strengths of each discipline.

 BALANCED FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed income senior securities and the remainder of its assets in other fixed income securities and cash. The percentage of the portfolio invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This allocation is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in Emerging Countries and equity securities quoted in foreign currencies. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income may include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities are collectively referred to herein as "fixed income securities." The Fund's investments in fixed income securities that are issued by foreign issuers, including issuers in Emerging Countries may not exceed 10% of the Fund's total assets. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 GROWTH AND INCOME FUND


  Objectives. The Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio comprised of companies with average long-term earnings growth expectations and dividend yields. The Fund may invest only in fixed income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE LARGE CAP GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund may invest only in fixed income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE SMALL CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

   Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfolio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000 Index. The Fund may invest only in fixed income securities that are considered cash equivalents.

  The Investment Adviser believes that companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Investments in small market capitalization issuers involve special risks. See "Description of Securities" and "Risk Factors." If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining a risk profile similar to EAFE Index. The Fund's portfolio is designed to have risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio comprised of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may invest only in fixed income securities that are considered to be cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

  Other. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 CAPITAL GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 MID CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) of between $500 million and $10 billion at the time of investment. If the company's capitalization of an issuer increases above $10 billion after purchase of such issuer's securities, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in fixed income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  Other. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors." Up to 35% of the Fund's total assets may be invested in fixed income securities.

 SMALL CAP VALUE FUND (FORMERLY, THE "SMALL CAP EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. However, the Fund currently emphasizes investments in companies with public stock market capitalizations of $500 million or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration.

  Small Capitalization Companies. The Fund invests in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion and in fixed income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries,
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country, (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  Under normal circumstances, the Fund maintains investments in at least six Emerging Countries and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio manager's and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Transactions" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed income securities of private and governmental Emerging Country issuers, (ii) equity and fixed income securities of issuers in developed countries and (iii) temporary investments.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities-- Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed income securities.


                           DESCRIPTION OF SECURITIES


CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities in which the CORE Funds invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers (provided that the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds may only invest in equity securities of foreign issuers that are traded in the U.S. and comply with U.S. accounting standards). Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of Emerging Markets Equity and Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. Except as noted below, each Fund (other than the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets on debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's. The Growth and Income, Capital Growth, Small Cap Value, International Equity, Emerging Markets Equity and Asia Growth Funds may invest up to 10%,

10%, 35%, 35%, 35% and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependant upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index in the case of the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth Fund. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines and delegated to the Investment Advisers the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Funds and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights,
(ii) currency swaps (Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds only), (iii) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only), (iv) yield curve options and inverse floating rate securities (Balanced Fund only), (v) other investment companies, (vi) unseasoned companies and (vii) municipal securities (Balanced Fund only) and (viii) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The International Equity, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25%, the Balanced, Growth and Income, Small Cap Value and Mid Cap Equity Funds may each invest up to 15% and the Capital Growth Fund may invest up to 10% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  RISKS OF INVESTING IN FIXED INCOME SECURITIES. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's (other than the CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds) historical portfolio turnover ratio. It is anticipated that the annual portfolio turnover rates of the CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds will generally not exceed 70%, 70% and 100%, respectively. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.

                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Growth and Income, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. As of August 19, 1997, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $124 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Singapore and Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the Investment Advisers will haveaccess to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and
(d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS

                                                              YEARS
                                                              PRIMARILY
         NAME AND TITLE           FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------------- --------------------------     ----------- ----------------------------
  George D. Adler                  Portfolio Manager--           Since      Mr. Adler joined the
   Vice President                  Capital Growth                1997       Investment Adviser in
                                                                            1997. Prior to 1997, he
                                                                            was a portfolio manager
                                                                            at Liberty Investment
                                                                            Management, Inc. and its
                                                                            predecessor firm
                                                                            ("Liberty").
----------------------------------------------------------------------------------------------------------
  G. Lee Anderson                  Portfolio Manager--           Since      Mr. Anderson joined the
   Vice President                  Growth and Income             1996       Investment Adviser in
                                   Mid Cap Equity                1997       1992. Prior to 1992, he
                                   Balanced (Equity)             1996       was a research analyst
                                                                            in the Investment
                                                                            Research Department of
                                                                            Goldman, Sachs & Co.
----------------------------------------------------------------------------------------------------------
  Eileen A. Aptman                 Portfolio Manager--           Since      Ms. Aptman jointed the
   Vice President                  Mid Cap Equity                1996       Investment Adviser in
                                   Growth and Income             1996       1993. Prior to 1993, she
                                   Balanced (Equity)             1996       was an equity analyst at
                                                                            Delphi Management.
----------------------------------------------------------------------------------------------------------
  Robert Beckwitt                  Portfolio Manager             Since      Mr. Beckwitt joined the
   Vice President                  Emerging Markets Equity       1997       Investment Adviser in
                                                                            1996. Prior to 1996, he
                                                                            was Chief Investment
                                                                            Strategist--Portfolio
                                                                            Advisory at Fidelity
                                                                            Investments.
----------------------------------------------------------------------------------------------------------
  Jonathan A. Beinner              Portfolio Manager--           Since      Mr. Beinner joined the
   Vice President and Co-Head      Balanced (Fixed Income)       1994       Investment Adviser in
   U.S. Fixed Income                                                        1990.
   Department
----------------------------------------------------------------------------------------------------------
  Guy P. de C. Bennett             Portfolio Manager--           Since      Mr. Bennett joined the
   Vice President                  International Equity          1997       Investment Adviser in
                                                                            1996 and is also co-head
                                                                            of the Japanese Equity
                                                                            Group in Tokyo. Prior to
                                                                            1996, he spent 12 years
                                                                            at CINMAN.
----------------------------------------------------------------------------------------------------------
  Kent A. Clark                    Portfolio Manager--           Since      Mr. Clark joined the
   Vice President                  CORE U.S. Equity              1996       Investment Adviser in
                                   CORE Large-Cap Growth         1997       1992. Prior to 1992, he
                                   CORE Small Cap Equity         1997       was studying for a Ph.D.
                                   CORE International Equity     1997       in finance at the
                                                                            University of Chicago.
----------------------------------------------------------------------------------------------------------
  Robert G. Collins                Portfolio Manager--           Since      Mr. Collins joined the
   Vice President                  Capital Growth                1997       Investment Adviser in
                                                                            1997. Prior to 1997, he
                                                                            was a portfolio manager
                                                                            at Liberty.
----------------------------------------------------------------------------------------------------------
  Herbert E. Ehlers                Senior Portfolio Manager--    Since      Mr. Ehlers joined the
   Managing Director               Capital Growth                1997       Investment Adviser in
                                                                            1997. Prior to 1997, he
                                                                            was the Chief Investment
                                                                            Officer of Liberty.
----------------------------------------------------------------------------------------------------------
  Gregory H. Ekizian               Portfolio Manager--           Since      Mr. Ekizian joined the
   Vice President                  Capital Growth                1997       Investment Adviser in
                                                                            1997. Prior to 1997, he
                                                                            was a portfolio manager
                                                                            at Liberty.
----------------------------------------------------------------------------------------------------------
  Paul D. Farrell                  Senior Portfolio Manager--    Since      Mr. Farrell joined the
   Vice President                  Small Cap Value               1992       Investment Adviser in
                                                                            1991.
----------------------------------------------------------------------------------------------------------
  Ivor H. Farman                   Portfolio Manager--           Since      Mr. Farman joined the
   Executive Director              International Equity          1996       Investment Adviser in
                                                                            1996. Prior to 1996, he
                                                                            was responsible for
                                                                            originating and
                                                                            marketing French equity
                                                                            ideas at Exane in Paris.
----------------------------------------------------------------------------------------------------------
  Ronald E. Gutfleish              Senior Portfolio Manager--    Since      Mr. Gutfleish joined the
   Vice President                  Growth and Income                        Investment Adviser in
                                   Mid Cap Equity                1993       1993. Prior to 1993, he
                                   Balanced (Equity)             1995       was a principal of
                                                                 1994       Sanford C. Bernstein &
                                                                            Co. in its Investment
                                                                            Management Research
                                                                            Department.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Robert C. Jones            Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director         CORE U.S. Equity              1991       Investment Adviser in
                             CORE Large Cap Growth         1997       1989.
                             CORE Small Cap Equity         1997
                             CORE International Equity     1997
----------------------------------------------------------------------------------------------------
  Richard C. Lucy            Portfolio Manager--           Since      Mr. Lucy joined the
   Vice President and        Balanced (Fixed Income)       1994       Investment Adviser in
   Co-Head U.S.                                                       1992. Prior to 1992, he
   Fixed Income                                                       managed fixed income
   Department                                                         assets at Brown Brothers
                                                                      Harriman & Co.
----------------------------------------------------------------------------------------------------
  Alice Lui                  Portfolio Manager--           Since      Ms. Lui joined the
   Vice President            Asia Growth                   1994       Investment Adviser in
                                                                      1990.
----------------------------------------------------------------------------------------------------
  Alessandro P.G. Lunghi     Portfolio Manager--           Since      Mr. Lunghi joined the
   Executive Director        International Equity          1996       Investment Adviser in
                                                                      1996. Prior to 1996, he
                                                                      was at CINMan for five
                                                                      years.
----------------------------------------------------------------------------------------------------
  Shogo Maeda                Portfolio Manager--           Since      Mr. Maeda joined the
   Vice President            International Equity          1994       Investment Adviser in
                                                                      1994. Prior to 1994, he
                                                                      worked at Nomura
                                                                      Investment Management
                                                                      Incorporated and for a
                                                                      period at Manufacturers
                                                                      Hanover Bank in New
                                                                      York.
----------------------------------------------------------------------------------------------------
  Matthew B. McLennan        Portfolio Manager--           Since      Mr. McLennan joined the
   Associate                 Small Cap Value               1996       Investment Adviser in
                                                                      1995. Prior to 1995, he
                                                                      worked in the Investment
                                                                      Banking Division of
                                                                      Goldman, Sachs & Co. in
                                                                      Australia. Prior to
                                                                      that, Mr. McLennan
                                                                      worked at Queensland
                                                                      Investment Corporation
                                                                      in Australia.
----------------------------------------------------------------------------------------------------
  Warwick M. Negus           Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director         Asia Growth                   1994       Investment Adviser in
                             Portfolio Manager--                      1994. Prior to 1994, he
                             International Equity          1994       was a vice president of
                             Emerging Markets Equity       1997       Bankers Trust Australia
                                                                      Ltd.
----------------------------------------------------------------------------------------------------
  Victor H. Pinter           Portfolio Manager--           Since      Mr. Pinter joined the
   Vice President            CORE U.S. Equity              1996       Investment Adviser in
                             CORE Large Cap Growth         1997       1990.
                             CORE Small Cap Equity         1997
                             CORE International Equity     1997
----------------------------------------------------------------------------------------------------
  Ramakrishna Shanker        Portfolio Manager--           Since      Mr. Shanker joined the
   Vice President            Asia Growth                   1997       Investment Adviser in
                                                                      1997. Prior to 1997, he
                                                                      worked for the
                                                                      Investment Banking
                                                                      Division of Goldman,
                                                                      Sachs & Co. in
                                                                      Singapore.
----------------------------------------------------------------------------------------------------
  David G. Shell             Portfolio Manager--           Since      Mr. Shell joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                                                                      1997. Prior to 1997, he
                                                                      was a portfolio manager
                                                                      at Liberty.
----------------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr.     Portfolio Manager--           Since      Mr. Segundo joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                                                                      1997. Prior to 1997, he
                                                                      was a portfolio manager
                                                                      at Liberty.
----------------------------------------------------------------------------------------------------
  Karma Wilson               Portfolio Manager--           Since      Ms. Wilson joined the
   Vice President            Asia Growth                   1995       Investment Adviser in
                             International Equity          1997       1994. Prior to 1994, she
                                                                      was an investment
                                                                      analyst with Bankers
                                                                      Trust Australia Ltd.
                                                                      Before 1992 she was
                                                                      employed by Arthur
                                                                      Andersen LLP.


  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                   CONTRACTUAL    YEAR ENDED
                                                      RATE*    JANUARY 31, 1997*
                                                   ----------- -----------------
     GSAM
     Balanced.....................................    0.65%          0.65%
     Growth and Income............................    0.70%          0.70%
     CORE Large Cap Growth........................    0.75%            n/a
     CORE Small Cap Equity........................    0.85%            n/a
     CORE International Equity ...................    0.85%            n/a
     Mid Cap Equity...............................    0.75%          0.75%
     Small Cap Value..............................    1.00%          1.00%
     GSFM
     CORE U.S. Equity.............................    0.75%          0.59%
     Capital Growth...............................    1.00%          1.00%
     GSAMI
     International Equity.........................    1.00%          0.89%
     Emerging Markets Equity......................    1.20%            n/a
     Asia Growth..................................    1.00%          0.86%

---------------------
*With respect to the Balanced, Growth and Income, CORE U.S. Equity, Capital Growth, Mid Cap Equity, International Equity, Small Cap Value and Asia Growth Funds, a Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreements and is identical to the aggregate advisory and administration fees payable by each Fund under the previous separate investment advisory (including subadvisory in the case of International Equity Fund) and administration agreements. For the fiscal year ended January 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Advisers may discontinue or modify such voluntary limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers to the Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity International Equity, Emerging Markets Equity and Asia Growth Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than the Balanced, CORE Small Cap Equity, CORE International Equity, CORE Large Cap Growth and Mid Cap Equity Funds) to the extent such expenses exceed 0.10%, 0.11%, 0.06%, 0.05%, 0.20%, 0.25%, 0.10%, 0.20%, 0.16% and 0.24%
per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a transfer agency fee from the CORE U.S. Equity, International Equity and Asia Growth Funds with respect to Institutional or Service Shares. Goldman Sachs is entitled to receive a transfer agency fee from the Capital Growth, Growth and Income, Small Cap Value and Emerging Markets Equity Funds equal to 0.04% of the average daily net assets of the Institutional and Service Shares of such Funds. Goldman Sachs is entitled to receive a fee from the Balanced, CORE International Equity, CORE Large Cap Growth, CORE Small Cap Equity and Mid Cap Equity Funds, with respect to Institutional and Service shares, equal to their proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses (including those out-of-pocket expenses payable to servicing and/or sub-transfer agents) applicable to Class A, B and C shares plus 0.04% of the average daily net assets of the Institutional and Service classes.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which are based on the net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  The Balanced and Growth and Income Funds compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rates are being calculated.

  Each Fund's total return, yield and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the total return, yield and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares, are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  As of September 5, 1997, State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 83.72% of Mid Cap Equity Fund's outstanding shares. As of the same date, Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 64.71% of CORE Large Cap Growth Fund's outstanding shares. As of the same date, The Goldman Sachs Group LP,
Attention: Elaine King, 85 Broad Street, New York, New York 10004, was recordholder of 63.63% of CORE Small Cap Equity Fund and 85.42% of CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction, but a portion of each other Fund's dividends may generally so qualify. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December
31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS


  Recordholders of Institutional Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services with respect to beneficial ownership of Institutional Shares.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Institutional Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Institutional Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Institutional Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Institutional Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                        PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased on any Business Day through Goldman Sachs at the net asset value per share next determined after receipt of an order. No sales load will be charged. If, by the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), an order is received by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value." Purchases of Institutional Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Equity Funds--Name of Fund and Class of shares" and should be directed to "Goldman Sachs Equity Funds--Name of Fund and Class of shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

  The minimum initial investment is $1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates. Institutional Shares of the Fund are offered to (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) qualified non-profit organizations, charitable trusts, foundations and endowments; (d) any state, county, city or any instrumentality, department, authority or agency thereof; (e) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (f) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (g) registered investment advisers investing for accounts for which they receive asset-based fees; and (h) accounts over which GSAM or its advisory affiliates have investment discretion. The minimum investment requirement may be waived at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  The Funds reserve the right to redeem the Institutional Shares of any Institutional Shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of an Institutional Shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days' prior written notice to Institutional Shareholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  Banks, trust companies or other institutions through which investors acquire Institutional Shares may impose charges in connection with transactions in Institutional Shares. Such institutions should be consulted for information regarding such charges.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                               EXCHANGE PRIVILEGE

  Institutional Shares of the Fund may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Equity Funds--Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemption of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Institutional Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."


                       REDEMPTION OF INSTITUTIONAL SHARES


  The Funds will redeem their Institutional Shares upon request of an Institutional Shareholder on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value." If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. An Institutional Shareholder may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each Institutional Shareholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the Institutional Shareholder's Account Information Form or, if the shareholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the Institutional Shareholder's bank in the transfer process. If a problem with such performance arises, the Institutional Shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

                              --------------------

                                  APPENDIX



   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02110

ARTHUR ANDERSEN, LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQPROINST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

INSTITUTIONAL SHARES


GOLDMAN
SACHS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROSPECTUS

October 1, 1997            GOLDMAN SACHS EQUITY FUNDS
                                 SERVICE SHARES

GOLDMAN SACHS BALANCED FUND         GOLDMAN SACHS CAPITAL GROWTH FUND
 Seeks long-term capital growth       Seeks long-term growth of capital
 and current income through in-       through diversified investments in eq-
 vestments in equity and fixed        uity securities of companies that are
 income securities.                   considered to have long-term capital ap-
                                      preciation potential.


GOLDMAN SACHS GROWTH AND INCOME
FUND                                GOLDMAN SACHS MID CAP EQUITY FUND
 Seeks long-term growth of cap-       Seeks long-term capital appreciation
 ital and growth of income            primarily through investments in equity
 through investments in equity        securities of companies with public
 securities that are considered       stock market capitalizations of between
 to have favorable prospects          $500 million and $10 billion at the time
 for capital appreciation             of investment.
 and/or dividend paying abili-
 ty.

                                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND

                                      Seeks long-term capital appreciation
GOLDMAN SACHS CORE U.S. EQUITY        through investments in equity securities
FUND                                  of companies that are organized outside
 Seeks long-term growth of cap-       the U.S. or whose securities are princi-
 ital and dividend income             pally traded outside the U.S.
 through a broadly diversified
 portfolio of large cap and
 blue chip equity securities
 representing all major sectors
 of the U.S. economy.

                                    GOLDMAN SACHS SMALL CAP VALUE FUND
                                      Seeks long-term capital growth through
                                      investments in equity securities of com-panies with public stock market capital-izations of $1 billion or less at the time of investment.

GOLDMAN SACHS CORE LARGE CAP
GROWTH FUND

 Seeks long-term growth of cap-     GOLDMAN SACHS EMERGING MARKETS
 ital through a broadly diver-      EQUITY FUND
 sified portfolio of equity se-       Seeks long-term capital appreciation
 curities of large cap U.S. is-       through investments in equity securities
 suers that are expected to           of emerging country issuers.
 have better prospects for
 earnings growth than the
 growth rate of the general do-
 mestic economy. Dividend in-
 come is a secondary considera-
 tion.

                                    GOLDMAN SACHS ASIA GROWTH FUND
                                      Seeks long-term capital appreciation
                                      through investments in equity securities of companies related (in the manner de-scribed herein) to Asian countries.

GOLDMAN SACHS CORE SMALL CAP EQ-
UITY FUND
 Seeks long-term growth of cap-
 ital through a broadly diver-
 sified portfolio of equity se-
 curities of U.S. issuers which
 are included in the Russell
 2000 Index at the time of in-
 vestment.

GOLDMAN SACHS CORE INTERNATIONAL
EQUITY FUND
 Seeks long term growth of cap-
 ital through a broadly diver-
 sified portfolio of equity se-
 curities of large cap compa-
 nies that are organized out-
 side the U.S. or whose securi-
 ties are principally traded
 outside the U.S.

                                 -------------

SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
                                                        (continued on next page)

(cover continued)

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN, AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY AND ASIA GROWTH FUNDS MAY INVEST WITHOUT LIMIT, AND IN WHICH OTHER FUNDS CAN INVEST A PORTION OF THEIR ASSETS, ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS ARE NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. THE FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THESE INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES" AND "RISK FACTORS."

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity and Small Cap Value (formerly "Small Cap Equity") Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity (formerly the "Select Equity Fund") and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated October 1, 1997, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein), or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.
                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights....................    3
Fees and Expenses..................    7
Financial Highlights...............    9
Investment Objectives and Policies.   18
Description of Securities..........   26
Investment Techniques..............   31
Risk Factors.......................   35
Investment Restrictions............   37
Portfolio Turnover.................   37
Management.........................   38
Net Asset Value....................   42

                               PAGE
                               ----
Performance Information.......  43
Shares of the Trust...........  43
Taxation......................  44
Additional Information........  45
Additional Services...........  46
Reports to Shareholders.......  46
Dividends.....................  47
Purchase of Service Shares....  47
Exchange Privilege............  48
Redemption of Service Shares..  49
Appendix...................... A-1

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

                INVESTMENT
 FUND NAME      OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 --------------
           -----------------------
                           ------------------------------------------------------
                                                              ---------------------
 BALANCED    Long-term         Between 45% and 65% of total assets in   Lehman Aggregate
 FUND        capital growth    equity securities and at least 25% in    Bond Index and
             and current       fixed income senior securities.          the Standard &
             income.                                                    Poor's Index of
                                                                        500 Common
                                                                        Stocks (the "S&P
                                                                        500 Index")
----------------------------------------------------------------------------------------
 GROWTH AND  Long-term growth  At least 65% of total assets in equity   S&P 500 Index
 INCOME FUND of capital and    securities that the Investment Adviser
             growth of         considers to have favorable prospects
             income.           for capital appreciation and/or
                               dividend paying ability.
----------------------------------------------------------------------------------------
 CORE U.S.   Long-term growth  At least 90% of total assets in equity   S&P 500 Index
 EQUITY FUND of capital and    securities of U.S. issuers. The Fund
             dividend income.  seeks to achieve its objective through
                               a broadly diversified portfolio of
                               large cap and blue chip equity
                               securities representing all major
                               sectors of the U.S. economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the S&P 500
                               Index.
----------------------------------------------------------------------------------------
 CORE LARGE  Long-term growth  At least 90% of total assets in equity   Russell 1000
 CAP GROWTH  of capital.       securities of U.S. issuers, including    Growth Index
 FUND        Dividend income   certain foreign issuers traded in the
             is a secondary    U.S. The Fund seeks to achieve its
             consideration.    objective through a broadly diversified
                               portfolio of equity securities of large
                               cap U.S. issuers that are expected to
                               have better prospects for earnings
                               growth than the growth rate of the
                               general domestic economy. The Fund's
                               investments are selected using both a
                               variety of quantitative techniques and
                               fundamental research in seeking to
                               maximize the Fund's expected return,
                               while maintaining risk, style,
                               capitalization and industry
                               characteristics similar to the Russell
                               1000 Growth Index.


                                                                     (continued)

--------------------------------------------------------------------------------

                   INVESTMENT
 FUND NAME         OBJECTIVES               INVESTMENT CRITERIA                BENCHMARK
 --------------
           -----------------------
                           ------------------------------------------------------
                                                              ----------------------
 CORE SMALL     Long-term growth  At least 90% of total assets in equity   Russell 2000
 CAP EQUITY     of capital.       securities of U.S. issuers, including    Index
 FUND                             certain foreign issuers traded in the
                                  U.S. The Fund seeks to achieve its
                                  investment objective through a broadly
                                  diversified portfolio of equity
                                  securities of U.S. issuers which are
                                  included in the Russell 2000 Index at
                                  the time of Investments. The Fund's
                                  investments are selected using both a
                                  variety of quantitative techniques and
                                  fundamental research in seeking to
                                  maximize the Fund's expected return,
                                  while maintaining risk, style,
                                  capitalization and industry
                                  characteristics similar to the Russell
                                  2000 Index.
-------------------------------------------------------------------------------------------
 CORE           Long-term growth  At least 90% of total assets in equity   EAFE Index
 INTERNATIONAL  of capital.       securities of companies organized        (unhedged)
 EQUITY FUND                      outside the United States or whose
                                  securities are principally traded
                                  outside the United States. The Fund
                                  seeks broad representation of large cap
                                  issuers across major countries and
                                  sectors of the international economy.
                                  The Fund's investments are selected
                                  using both a variety of quantitative
                                  techniques and fundamental research in
                                  seeking to maximize the Fund's expected
                                  return, while maintaining risk, style,
                                  capitalization and industry
                                  characteristics similar to the unhedged
                                  Morgan Stanley Capital International
                                  (MSCI) Europe, Australia and Far East
                                  Index (the "EAFE Index"). The Fund may
                                  employ certain currency management
                                  techniques.
-------------------------------------------------------------------------------------------
 CAPITAL        Long-term         At least 90% of total assets in a        S&P 500 Index
 GROWTH FUND    capital growth.   diversified portfolio of equity
                                  securities. The Investment Adviser
                                  considers long-term capital
                                  appreciation potential in selecting
                                  investments.
-------------------------------------------------------------------------------------------
 MID CAP        Long-term         At least 65% of total assets in          Russell Midcap
 EQUITY FUND    capital           equity securities of companies           Index
                appreciation.     with public stock market
                                  capitalizations of between $500 million
                                  and $10 billion at the time of
                                  investment ("Mid-Cap Companies").
-------------------------------------------------------------------------------------------
 INTERNATIONAL  Long-term         Substantially all, and at least 65%, of  FT/Actuaries
 EQUITY FUND    capital           total assets in equity securities        Europe and
                appreciation.     of companies organized outside           Pacific Index
                                  the United States or whose securities    (unhedged)
                                  are principally traded outside the
                                  United States. The Fund may employ
                                  currency management techniques.
-------------------------------------------------------------------------------------------
 SMALL CAP      Long-term         At least 65% of total assets in equity   Russell 2000
 VALUE FUND     capital growth.   securities of companies with public
                                  stock market capitalizations of $1
                                  billion or less at the time of
                                  investment. The Fund currently
                                  emphasizes investments in companies
                                  with public stock market
                                  capitalizations of $500 million or less
                                  at the time of investment.
-------------------------------------------------------------------------------------------
 EMERGING       Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 MARKETS        capital           its total assets in equity securities    Capital
 EQUITY FUND    appreciation.     of emerging country issuers. The Fund    International
                                  may employ certain currency management   Emerging Markets
                                  techniques.                              Free Index
-------------------------------------------------------------------------------------------
 ASIA GROWTH    Long-term         Substantially all, and at least 65%, of  Morgan Stanley
 FUND           capital           total assets in equity securities        Capital
                appreciation.     of companies in China, Hong              International
                                  Kong, India, Indonesia, Malaysia,        All Country Asia
                                  Pakistan, the Philippines, Singapore,    Free ex Japan
                                  South Korea, Sri Lanka, Taiwan and       Index
                                  Thailand. The Fund may employ certain
                                  currency management techniques.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risks of Investing in Small Capitalization Companies. To the extent that a Fund invests in the securities of small market capitalization companies, the Fund may be exposed to a higher degree of risk and price volatility. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries ("Emerging Countries") involves greater risks than investments in the developed countries of Western Europe, the United States, Canada, Australia, New Zealand and Japan. In addition, because the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds invest primarily outside the United States, these Funds may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of emerging countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. As of August 19, 1997, the Investment Advisers, together with their affiliates, acted as investment adviser or distributor for assets in excess of $124 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

  Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased at the current net asset value without any sales load. See "Purchase of Service Shares."

  ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?

  You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
Balanced..............................          Quarterly            Annually
Growth and Income.....................          Quarterly            Annually
CORE U.S. Equity......................           Annually            Annually
CORE Large Cap Growth.................           Annually            Annually
CORE Small Cap Equity.................           Annually            Annually
CORE International Equity.............           Annually            Annually
Capital Growth........................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
International Equity..................           Annually            Annually
Small Cap Value.......................           Annually            Annually
Emerging Markets Equity...............           Annually            Annually
Asia Growth...........................           Annually            Annually

  Recordholders of Service Shares may receive dividends in additional Service Shares of the Fund or you may elect to receive dividends in cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)

                                           CORE    CORE
                            GROWTH  CORE   LARGE   SMALL      CORE               MID           SMALL  EMERGING
                             AND    U.S.    CAP     CAP   INTERNATIONAL CAPITAL  CAP   INT'L    CAP   MARKETS   ASIA
                   BALANCED INCOME EQUITY GROWTH  EQUITY     EQUITY     GROWTH  EQUITY EQUITY  VALUE   EQUITY  GROWTH
                   FUND/1/   FUND   FUND  FUND/1/ FUND/1/    FUND/1/    FUND/1/  FUND   FUND  FUND/1/ FUND/1/   FUND
                   -------- ------ ------ ------- ------- ------------- ------- ------ ------ ------- -------- ------
SHAREHOLDER
TRANSACTION
EXPENSES:
 Maximum Sales
  Charge Imposed
  on Purchases...    None    None   None   None    None       None       None    None   None   None     None    None
 Maximum Sales
  Charge Imposed
  on Reinvested
  Dividends......    None    None   None   None    None       None       None    None   None   None     None    None
 Redemption Fees.    None    None   None   None    None       None       None    None   None   None     None    None
 Exchange Fees...    None    None   None   None    None       None       None    None   None   None     None    None
ANNUAL FUND
 OPERATING
 EXPENSES: (as a
 percentage of
 average daily
 net assets)
 Management Fees
  (after
  applicable
  limitations)/2/.   0.65%   0.70%  0.59%  0.60%   0.75%      0.75%      1.00%   0.75%  0.89%  1.00%    1.10%   0.86%
 Service Fees/5/.    0.50%   0.50%  0.50%  0.50%   0.50%      0.50%      0.50%   0.50%  0.50%  0.50%    0.50%   0.50%
 Other Expenses
  (after
  applicable lim-
  itations)/3/...    0.10%   0.12%  0.06%  0.05%   0.20%      0.25%      0.09%   0.10%  0.21%  0.15%    0.20%   0.24%
                     ----    ----   ----   ----    ----       ----       ----    ----   ----   ----     ----    ----
 TOTAL FUND
  OPERATING
  EXPENSES
  (AFTER FEE AND
  EXPENSE
  LIMITATIONS)/4/.   1.25%   1.32%  1.15%  1.15%   1.45%      1.50%      1.59%   1.35%  1.60%  1.65%    1.80%   1.60%
                     ====    ====   ====   ====    ====       ====       ====    ====   ====   ====     ====    ====

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period:
Balanced Fund.................................  $13     $40    $ 69     $151
Growth and Income Fund........................  $13     $42    $ 72     $159
CORE U.S. Equity Fund.........................  $12     $37    $ 63     $140
CORE Large Cap Growth Fund....................  $12     $37     n/a      n/a
CORE Small Cap Equity Fund....................  $15     $46     n/a      n/a
CORE International Equity Fund................  $15     $47     n/a      n/a
Capital Growth Fund...........................  $16     $50    $ 87     $189
Mid Cap Equity Fund...........................  $14     $43    $ 74     $162
International Equity Fund.....................  $16     $50    $ 87     $190
Small Cap Value Fund..........................  $17     $52    $ 90     $195
Emerging Markets Equity Fund..................  $18     $57     n/a      n/a
Asia Growth Fund..............................  $16     $50    $ 87     $190

---------------------
/1/Based on estimated amounts for the current fiscal year.
/2/The Investment Advisers have voluntarily agreed that a portion of the management fee would not be imposed on the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds equal to 0.16%, 0.15%, 0.10%, 0.10%, 0.11%, 0.10% and 0.14%, respectively. Without such limitations, management fees would be 0.75%, 0.75%, 0.85%, 0.85%, 1.00%, 1.20% and 1.00% of each Fund's average daily net assets, respectively.
/3/The Investment Advisers voluntarily have agreed to reduce or limit certain other expenses (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than Balanced, CORE Small Cap Equity, CORE International Equity, CORE Large Cap Growth and Mid Cap Equity Funds)) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      Balanced.........................................................  0.10%
      Growth and Income................................................  0.11%
      CORE U.S. Equity.................................................  0.06%
      CORE Large Cap Growth............................................  0.05%
      CORE Small Cap Equity............................................  0.20%
      CORE International Equity........................................  0.25%
      Mid Cap Equity...................................................  0.10%
      International Equity.............................................  0.20%
      Emerging Markets Equity..........................................  0.16%
      Asia Growth......................................................  0.24%

/4/Without the limitations described above, "Other Expenses" and "Total
  Operating Expenses" for the Service Shares of the Growth and Income, CORE U.S. Equity and International Equity Funds for the fiscal year ended January 31, 1997, would have been as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Growth and Income......................................   0.12%    1.32%
      CORE U.S. Equity.......................................   0.10%    1.35%
      International Equity...................................   0.25%    1.75%

In addition, without the limitations described above, "Other Expenses" and "Total Operating Expenses" of the Service Shares of the Balanced, CORE Large
Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity,
Emerging Markets Equity and Asia Growth Funds for the current fiscal year are estimated to be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      Balanced ..............................................   0.62%    1.77%
      CORE Large Cap Growth..................................   0.65%    1.90%
      CORE Small Cap Equity..................................   0.71%    2.06%
      CORE International Equity..............................   0.86%    2.21%
      Mid Cap Equity.........................................   0.26%    1.51%
      Emerging Markets Equity................................   0.82%    2.52%
      Asia Growth............................................   0.26%    1.76%

/5/Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts.

  The Investment Advisers have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Each Fund also offers Institutional Shares and Class A, Class B and Class C Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Institutional, Class A, Class B and Class C Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above is based on each Fund's fees and expenses (actual or estimated) and should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Additional Services."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds (except the CORE Large Cap Growth Fund) outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended January 31, 1997 (the "Annual Report"). The following data with respect to a share (of the Class specified) of the CORE Large Cap Growth Fund during the period ended July 31, 1997 are unaudited. This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report and Semi-Annual Report also contain performance information and are available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer the CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds, Institutional or Service Shares of the Balanced, Capital Growth or Small Cap Value Funds, Class A and B for Mid Cap Equity or Class C shares of any Fund. Accordingly, there are no financial highlights for these Funds or Classes.

-----------------------------------------------------------------------------------------------------------------------------------
                                 INCOME (LOSS) FROM                DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(h)               SHAREHOLDERS
                           ------------------------------ -----------------------------------
                                         NET REALIZED                  FROM NET
                 NET ASSET              AND UNREALIZED       FROM    REALIZED GAIN IN EXCESS      NET     NET ASSET
                  VALUE,      NET       GAIN (LOSS) ON       NET     ON INVESTMENT   OF NET    INCREASE    VALUE,
                 BEGINNING INVESTMENT    INVESTMENTS,     INVESTMENT  AND FUTURE   INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   INCOME   OPTIONS AND FUTURES   INCOME   TRANSACTIONS    INCOME   ASSET VALUE  PERIOD   RETURN(a)
                 --------- ---------- ------------------- ---------- ------------- ---------- ----------- --------- ---------
                                                                                   BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $17.31     $0.66           $2.47          $(0.66)     $(1.00)        --        $1.47     $18.78     18.59%
1997--Class B
Shares(b).......   17.46      0.42            2.34           (0.42)      (1.00)      (0.07)       1.27      18.73     16.22(c)
1996--Class A
Shares..........   14.22      0.51            3.43           (0.50)      (0.35)        --         3.09      17.31     28.10
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(d).......   14.18      0.10            0.02           (0.08)        --          --         0.04      14.22      0.87(c)

------------------------------------------------------------------------------------------------------------------------------
                                                                               RATIOS ASSUMING
                                                                             NO VOLUNTARY WAIVER
                                                                                  OF FEES OR
                                                                             EXPENSE LIMITATIONS
                                                                           ------------------------
                                                                RATIO OF                RATIO OF
                                           NET      RATIO OF       NET                     NET
                                        ASSETS AT      NET     INVESTMENT   RATIO OF   INVESTMENT
                 PORTFOLIO    AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES  INCOME (LOSS)
                 TURNOVER    COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE  TO AVERAGE
                   RATE       RATE(g)   IN (000'S)   ASSETS      ASSETS    NET ASSETS  NET ASSETS
                 ----------- ---------- ---------- ----------- ----------- ---------- -------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  208.11(f)    $.0587    $81,410      1.00%       3.76%       1.77%        2.99%
1997--Class B
Shares(b).......  208.11(f)     .0587      2,110      1.75(e)     2.59(e)     2.27(e)      2.07(e)
1996--Class A
Shares..........  197.10(f)       --      50,928      1.00        3.65        1.90         2.75
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(d).......   14.71(c)       --       7,510      1.00(e)     3.39(e)     8.29(e)     (3.90)(e)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) Not annualized.
(d) For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
(e) Annualized.
(f) Includes the effect of mortgage dollar roll transactions.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

                              INCOME (LOSS) FROM
                           INVESTMENT OPERATIONS(h)      DISTRIBUTIONS TO SHAREHOLDERS
                           -------------------------- -----------------------------------
                                        NET REALIZED               FROM NET
                 NET ASSET             AND UNREALIZED    FROM    REALIZED GAIN IN EXCESS
                  VALUE,      NET      GAIN (LOSS) ON    NET     ON INVESTMENT   OF NET   ADDITIONAL
                 BEGINNING INVESTMENT   INVESTMENTS   INVESTMENT  AND OPTION   INVESTMENT  PAID-IN
                 OF PERIOD   INCOME     AND OPTIONS     INCOME   TRANSACTIONS    INCOME    CAPITAL
                 --------- ----------  -------------- ---------- ------------- ---------- ----------

FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $19.98     $0.35         $5.18        $(0.35)     $(1.97)      $(0.01)     $--
1997--Class B
Shares(f).......   20.82      0.17          4.31         (0.17)      (1.97)       (0.06)      --
1997--Institu-
tional
Shares(f).......   21.25      0.29          3.96         (0.30)      (1.97)       (0.04)      --
1997--Service
Shares(f).......   20.71      0.28          4.50         (0.28)      (1.97)       (0.07)      --
1996--Class A
Shares..........   15.80      0.33          4.75         (0.30)      (0.60)         --        --
1995--Class A
Shares..........   15.79      0.20(b)       0.30(b)      (0.20)      (0.33)       (0.07)     0.11(b)

FOR THE PERIOD ENDED JANUARY 31,
1994--Class A
Shares(c).......   14.18      0.15          1.68         (0.15)      (0.06)       (0.01)      --



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                RATIOS ASSUMING
                                                                                                              NO VOLUNTARY WAIVER
                                                                                                                   OF FEES OR
                                                                                                              EXPENSE LIMITATIONS
                                                                                                            ------------------------
                                                                                                 RATIO OF                RATIO OF
                                                                            NET      RATIO OF       NET                     NET
                     NET     NET ASSET                                   ASSETS AT      NET     INVESTMENT   RATIO OF   INVESTMENT
                  INCREASE    VALUE,              PORTFOLIO    AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES  INCOME (LOSS)
                   IN NET     END OF     TOTAL    TURNOVER    COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE  TO AVERAGE
                 ASSET VALUE  PERIOD   RETURN(a)    RATE       RATE(g)   (IN 000'S)   ASSETS      ASSETS    NET ASSETS  NET ASSETS
                 ----------- --------- ---------- ----------- ---------- ---------- ----------- ----------- ---------- -------------
                   GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........    $3.20     $23.18     28.42%     53.03%      $.0586    $615,103     1.22%       1.60%       1.43%        1.39%
1997--Class B
Shares(f).......     2.28      23.10     22.23(d)   53.03        .0586      17,346     1.93(e)     0.15(e)     1.93(e)      0.15(e)
1997--Institu-
tional
Shares(f).......     1.94      23.19     20.77(d)   53.03        .0586         193     0.82(e)     1.36(e)     0.82(e)      1.36(e)
1997--Service
Shares(f).......     2.46      23.17     23.87(d)   53.03        .0586       3,174     1.32(e)     0.94(e)     1.32(e)      0.94(e)
1996--Class A
Shares..........     4.18      19.98     32.45      57.93          --      436,757     1.20        1.67        1.45         1.42
1995--Class A
Shares..........     0.01      15.80      3.97      71.80          --      193,772     1.25        1.28        1.58         0.95

FOR THE PERIOD ENDED JANUARY 31,
1994--Class A
Shares(c).......     1.61      15.79     13.08(d)  102.23(d)       --       41,528     1.25(e)     1.23(e)     3.24(e)     (0.76)(e)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Calculated based on the average shares outstanding methodology.
(c) For the period from February 5, 1993 (commencement of operations) to January 31, 1994.
(d) Not annualized.
(e) Annualized.
(f) For the period from March 6, May 1 and June 3, 1996 (commencement of operations) to January 31, 1997 for Service, Class B and Institutional shares, respectively.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

                              INCOME (LOSS) FROM              DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(h)             SHAREHOLDERS
                           ------------------------- -----------------------------------
                                       NET REALIZED
                                      AND UNREALIZED              FROM NET                   NET
                 NET ASSET            GAIN (LOSS) ON    FROM    REALIZED GAIN IN EXCESS  (DECREASE)  NET ASSET
                  VALUE,      NET      INVESTMENTS,     NET     ON INVESTMENT   OF NET    INCREASE    VALUE,
                 BEGINNING INVESTMENT    OPTIONS     INVESTMENT  AND FUTURES  INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   INCOME    AND FUTURES     INCOME   TRANSACTIONS    INCOME   ASSET VALUE  PERIOD   RETURN(a)
                 --------- ---------- -------------- ---------- ------------- ---------- ----------- --------- ---------
                                                                                     CORE U.S. EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------

FOR THE PERIOD ENDED JANUARY 31,
1997--Class A
Shares..........  $19.66     $0.16        $4.46        $(0.16)     $(0.80)        --        $3.66     $23.32     23.75%
1997--Class B
Shares(f).......   20.44      0.04         3.70         (0.04)      (0.80)      (0.16)       2.74      23.18     18.59(b)
1997--Institu-
tional Shares...   19.71      0.30         4.51         (0.28)      (0.80)        --         3.73      23.44     24.63
1997--Service
Shares(f).......   21.02      0.13         3.15         (0.13)      (0.80)      (0.10)       2.25      23.27     15.92(b)
1996--Class A
Shares..........   14.61      0.19         5.43         (0.16)      (0.41)        --         5.05      19.66     38.63
1996--Institu-
tional
Shares(d).......   16.97      0.16         3.23         (0.24)      (0.41)        --         2.74      19.71     20.14(b)
1995--Class A
Shares..........   15.93      0.20        (0.38)        (0.20)      (0.94)        --        (1.32)     14.61     (1.10)
1994--Class A
Shares..........   15.46      0.17         2.08         (0.17)      (1.61)        --         0.47      15.93     15.12
1993--Class A
Shares..........   15.05      0.22         0.41         (0.22)        --          --         0.41      15.46      4.30
FOR THE PERIOD ENDED JANUARY 31,
1992--Class A
Shares(e).......   14.17      0.11         0.88         (0.11)        --          --         0.88      15.05      7.01(b)


                                                                              RATIOS ASSUMING
                                                                            NO VOLUNTARY WAIVER
                                                                                OF FEES OR
                                                                            EXPENSE LIMITATIONS
                                                                           -----------------------
                                                                                       RATIO OF
                                                                RATIO OF                 NET
                                           NET      RATIO OF       NET                INVESTMENT
                                        ASSETS AT      NET     INVESTMENT   RATIO OF   INCOME
                 PORTFOLIO    AVERAGE     END OF   EXPENSES TO  INCOME TO   EXPENSES      TO
                 TURNOVER    COMMISSION   PERIOD   AVERAGE NET AVERAGE NET TO AVERAGE   AVERAGE
                   RATE       RATE(g)   (IN 000'S)   ASSETS      ASSETS    NET ASSETS NET ASSETS
                 ----------- ---------- ---------- ----------- ----------- ---------- ------------
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   37.28%      $.0417    $225,968     1.29%       0.91%       1.53%      0.67%
1997--Class B
Shares(f).......   37.28        .0417      17,258     1.83(c)     0.06(c)     2.00(c)   (0.11)(c)
1997--Institu-
tional Shares...   37.28        .0417     148,942     0.65        1.52        0.85       1.32
1997--Service
Shares(f).......   37.28        .0417       3,666     1.15(c)     0.69(c)     1.35(c)    0.49(c)
1996--Class A
Shares..........   39.35          --      129,045     1.25        1.01        1.55       0.71
1996--Institu-
tional
Shares(d).......   39.35(b)       --       64,829     0.65(c)     1.49(c)     0.96(c)    1.18(c)
1995--Class A
Shares..........   56.18          --       94,968     1.38        1.33        1.63       1.08
1994--Class A
Shares..........   87.73          --       92,769     1.42        0.92        1.67       0.67
1993--Class A
Shares..........  144.93          --      117,757     1.28        1.30        1.53       1.05
FOR THE PERIOD ENDED JANUARY 31,
1992--Class A
Shares(e).......  135.02(c)       --      151,142     1.57(c)     1.24(c)     1.82(c)    0.99(c)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Not annualized.
(c) Annualized.
(d) For the period from June 15, 1995 (commencement of operations) to January 31, 1996.
(e) For the period from May 24, 1991 (commencement of operations) to January 31, 1992.
(f) For the period from May 1 and June 7, 1996 (commencement of operations) to January 31, 1997 for Class B and Service shares, respectively.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

                                 INCOME (LOSS) FROM                 DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(G)                SHAREHOLDERS
                           ------------------------------ ------------------------------------
                                         NET REALIZED                   FROM NET                   NET
                 NET ASSET              AND UNREALIZED       FROM    REALIZED GAIN  IN EXCESS   INCREASE   NET ASSET
                  VALUE,      NET       GAIN (LOSS) ON       NET     ON INVESTMENTS   OF NET   (DECREASE)   VALUE,
                 BEGINNING INVESTMENT    INVESTMENTS,     INVESTMENT    OPTIONS     INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   INCOME   OPTIONS AND FUTURES   INCOME    AND FUTURES     INCOME   ASSET VALUE  PERIOD   RETURN(A)
                 --------- ---------- ------------------- ---------- -------------- ---------- ----------- --------- ---------
                                                        CAPITAL GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $14.91     $0.10           $3.56          $(0.10)      $(1.72)      $(0.02)     $1.82     $16.73     25.97%
1997--Class B
Shares(b).......   15.67      0.01            2.81           (0.01)       (1.72)       (0.09)      1.00      16.67     19.39(d)
1996--Class A
Shares..........   13.67      0.12            3.93           (0.12)       (2.69)         --        1.24      14.91     30.45
1995--Class A
Shares..........   15.96      0.03           (0.69)          (0.01)       (1.62)         --       (2.29)     13.67     (4.38)
1994--Class A
Shares..........   14.64      0.02            2.40           (0.01)       (1.07)       (0.02)      1.32      15.96     16.89
1993--Class A
Shares..........   13.65      0.06            2.28           (0.07)       (1.28)         --        0.99      14.64     18.01
1992--Class A
Shares..........   11.10      0.28            2.90           (0.31)       (0.32)         --        2.55      13.65     29.31

FOR THE PERIOD ENDED JANUARY 31,
1991--Class A
Shares(c).......   11.34      0.34           (0.27)          (0.31)         --           --       (0.24)     11.10      0.84(d)

                                                                               RATIOS ASSUMING
                                                                             NO VOLUNTARY WAIVER
                                                                                   OF FEES
                                                                           ------------------------
                                                               RATIO OF
                                                                  NET                   RATIO OF
                                          NET      RATIO OF   INVESTMENT                   NET
                                       ASSETS AT      NET       INCOME      RATIO OF   INVESTMENT
                 PORTFOLIO   AVERAGE     END OF   EXPENSES TO  (LOSS) TO    EXPENSES  INCOME (LOSS)
                 TURNOVER   COMMISSION   PERIOD   AVERAGE NET AVERAGE NET  TO AVERAGE  TO AVERAGE
                   RATE      RATE(F)   IN (000'S)   ASSETS      ASSETS     NET ASSETS  NET ASSETS
                 ---------- ---------- ---------- ----------- ------------ ---------- -------------
                                                        CAPITAL GROWTH FUND
---------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   52.92%     $.0563    $920,646     1.40%        0.62%       1.65%        0.37%
1997--Class B
Shares(b).......   52.92       .0563       3,221     2.15(e)     (0.39)(e)    2.15(e)     (0.39)(e)
1996--Class A
Shares..........   63.90         --      881,056     1.36         0.65        1.61         0.40
1995--Class A
Shares..........   38.36         --      862,105     1.38         0.16        1.63        (0.09)
1994--Class A
Shares..........   36.12         --      833,682     1.38         0.13        1.63        (0.12)
1993--Class A
Shares..........   58.93         --      665,976     1.41         0.42        1.66         0.17
1992--Class A
Shares..........   48.93         --      500,307     1.53         2.09        1.78         1.84

FOR THE PERIOD ENDED JANUARY 31,
1991--Class A
Shares(c).......   35.63(d)      --      437,533     1.27(d)      3.24(d)     1.47(d)      3.04(d)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from April 20, 1990 (commencement of operations) to January 31, 1991.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                                  INCOME FROM                 DISTRIBUTIONS TO
                           INVESTMENT OPERATIONS(e)             SHAREHOLDERS
                           ------------------------- ----------------------------------
                                       NET REALIZED                 FROM
                                      AND UNREALIZED            NET REALIZED
                 NET ASSET               GAIN ON        FROM      GAIN ON    IN EXCESS               NET ASSET
                  VALUE,      NET      INVESTMENTS,     NET      INVESTMENT    OF NET   NET INCREASE  VALUE,
                 BEGINNING INVESTMENT  OPTIONS AND   INVESTMENT AND FUTURES  INVESTMENT    IN NET     END OF     TOTAL
                 OF PERIOD   INCOME      FUTURES       INCOME   TRANSACTIONS   INCOME   ASSET VALUE   PERIOD   RETURN(a)
                 --------- ---------- -------------- ---------- ------------ ---------- ------------ --------- ---------
                                                                                              CORE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(c)
1997--Class A
Shares
(unaudited).....  $10.00     $0.01        $1.94         --          --          --         $1.95      $11.95     19.50%(f)
1997--Class B
Shares
(unaudited).....   10.00       --          1.94         --          --          --          1.94       11.94     19.40(f)
1997--
Institutional
Shares
(unaudited).....   10.00      0.03         1.92         --          --          --          1.95       11.95     19.50(f)
1997--Service
Shares
(unaudited).....   10.00      0.02         1.92         --          --          --          1.94       11.94     19.40(f)

                                                                                RATIOS ASSUMING NO
                                                                             VOLUNTARY WAIVER OF FEES
                                                                              OR EXPENSE LIMITATIONS
                                                                             ---------------------------
                                           NET     RATIO OF    RATIO OF NET               RATIO OF NET
                                        ASSETS AT     NET       INVESTMENT    RATIO OF     INVESTMENT
                 PORTFOLIO    AVERAGE    END OF   EXPENSES TO   INCOME TO    EXPENSES TO  INCOME (LOSS)
                 TURNOVER    COMMISSION  PERIOD   AVERAGE NET  AVERAGE NET     AVERAGE     TO AVERAGE
                   RATE       RATE(b)   (IN 000S)   ASSETS        ASSETS     NET ASSETS    NET ASSETS
                 ----------- ---------- --------- ------------ ------------- ------------ --------------
--------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(c)
1997--Class A
Shares
(unaudited).....   18.14%(f)  $0.0292    $29,491     0.90%(d)      0.45%(d)     2.96%(d)      (1.61)%(d)
1997--Class B
Shares
(unaudited).....   18.14(f)    0.0292      3,734     1.65(d)      (0.35)(d)     3.46(d)       (1.90)(d)
1997--
Institutional
Shares
(unaudited).....   18.14(f)    0.0292          2     0.65(d)       0.94 (d)     2.46(d)       (0.87)(d)
1997--Service
Shares
(unaudited).....   18.14(f)    0.0292          2     1.15(d)       0.30 (d)     2.96(d)       (1.51)(d)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(c) For the period from May 1, 1997 (commencement of operations) to July 31,
    1997.
(d) Annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) Not annualized.

                                        INCOME FROM
                                   INVESTMENT OPERATIONS
                             ---------------------------------
                                            NET
                                         REALIZED     TOTAL
                                            AND       INCOME
                   NET ASSET            UNREALIZED    (LOSS)
                    VALUE,      NET       GAIN ON      FROM
                   BEGINNING INVESTMENT INVESTMENTS INVESTMENT
                   OF PERIOD   INCOME   AND OPTIONS OPERATIONS
                   --------- ---------- ----------- ----------

-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
 1997--Institu-
 tional Shares...   $15.91     $0.24       $3.77      $4.01
FOR THE YEAR ENDED JANUARY  31,
 1996--Institu-
 tional
 Shares(a).......    15.00      0.13        0.90       1.03


                            DISTRIBUTIONS TO SHAREHOLDERS
                   ------------------------------------------------
                                                                                                                       NET
                                           FROM NET                                                                   ASSETS
                                           REALIZED                   NET     NET                                     AT END
                              IN EXCESS    GAIN ON        TOTAL     INCREASE ASSET                                      OF
                    FROM NET    OF NET   INVESTMENTS  DISTRIBUTIONS  IN NET  VALUE,            PORTFOLIO   AVERAGE    PERIOD
                   INVESTMENT INVESTMENT  AND OPTION       TO        ASSET   END OF   TOTAL    TURNOVER   COMMISSION   (IN
                     INCOME     INCOME   TRANSACTIONS SHAREHOLDERS   VALUE   PERIOD RETURN(b)    RATE      RATE(e)    000'S)
                   ---------- ---------- ------------ ------------- -------- ------ ---------- ---------- ---------- --------
                                                             MID CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
 1997--Institu-
 tional Shares...    $(0.24)    $(0.02)     $(0.93)      $(1.19)     $2.82   $18.73   25.63%     74.03%     $.0547   $145,253
FOR THE YEAR ENDED JANUARY  31,
 1996--Institu-
 tional
 Shares(a).......     (0.12)       --          --         (0.12)      0.91    15.91    6.89(d)   58.77(d)      --     135,671




                                          EXPENSE LIMITATIONS
                                          --------------------
                                RATIO OF             RATIO OF
                                  NET     RATIO OF     NET
                               INVESTMENT EXPENSES  INVESTMENT
                  RATIO OF NET INCOME TO     TO     INCOME TO
                  EXPENSES TO   AVERAGE    AVERAGE   AVERAGE
                  AVERAGE NET     NET        NET       NET
                    ASSETS      ASSETS     ASSETS     ASSETS
                  ------------ ---------- --------- ----------

--------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
 1997--Institu-
 tional Shares...       0.85%       1.35%     0.91%      1.29%
FOR THE YEAR ENDED JANUARY 31,
 1996--Institu-
 tional
 Shares(a).......       0.85(c)     1.67(c)   0.98(c)    1.54(c)

-----------
(a) For the period from August 1, 1995 (commencement of operations) to January 31, 1996.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
(d) Not annualized.
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

                                           INCOME (LOSS) FROM
                                        INVESTMENT OPERATIONS(G)
                           --------------------------------------------------
                                                               NET REALIZED
                                            NET REALIZED      AND UNREALIZED
                 NET ASSET                 AND UNREALIZED     GAIN (LOSS) ON
                  VALUE,        NET        GAIN (LOSS) ON        FOREIGN
                 BEGINNING  INVESTMENT      INVESTMENTS,     CURRENCY RELATED
                 OF PERIOD INCOME (LOSS) OPTIONS AND FUTURES   TRANSACTIONS
                 --------- ------------- ------------------- ----------------
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $17.20       $0.10            $3.51             $(1.28)
1997--Class B
Shares(e).......   18.91       (0.06)            0.94              (0.34)
1997--Institu-
tional
Shares(e).......   17.45        0.04             3.39              (1.24)
1997--Service
Shares(e).......   17.70       (0.02)            2.95              (1.08)
1996--Class A
Shares..........   14.52        0.13             2.58               1.42
1995--Class A
Shares..........   18.10        0.06            (3.04)             (0.01)
1994--Class A
Shares..........   14.35        0.05             4.08              (0.38)

FOR THE PERIOD ENDED JANUARY 31,
1993--Class A
Shares(b).......   14.18       (0.01)            0.29              (0.11)



                    DISTRIBUTIONS TO
                      SHAREHOLDERS
                 -----------------------
                              FROM NET
                              REALIZED
                              GAIN ON        NET                                                   NET     RATIO OF
                    FROM    INVESTMENT,   INCREASE   NET ASSET                                  ASSETS AT     NET
                    NET      OPTION AND  (DECREASE)   VALUE,               PORTFOLIO  AVERAGE    END OF   EXPENSES TO
                 INVESTMENT   FUTURES      IN NET     END OF     TOTAL     TURNOVER  COMMISSION  PERIOD   AVERAGE NET
                   INCOME   TRANSACTIONS ASSET VALUE  PERIOD   RETURN(A)     RATE     RATE(F)   (IN 000S)   ASSETS
                 ---------- ------------ ----------- --------- ----------- --------- ---------- --------- -----------
                                               INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------

1997--Class A
Shares..........   $ --        $(0.21)      $2.12     $19.32     13.48%      38.01%    $.0318   $536,283     1.69%
1997--Class B
Shares(e).......     --         (0.21)       0.33      19.24      2.83(c)    38.01      .0318     19,198     2.23(d)
1997--Institu-
tional
Shares(e).......   (0.03)       (0.21)       1.95      19.40     12.53(c)    38.01      .0318     68,374     1.10(d)
1997--Service
Shares(e).......     --         (0.21)       1.64      19.34     10.42(c)    38.01      .0318        674     1.60(d)
1996--Class A
Shares..........   (0.58)       (0.87)       2.68      17.20     28.68       68.48        --     330,860     1.52
1995--Class A
Shares..........     --         (0.59)      (3.58)     14.52    (16.65)      84.54        --     275,086     1.73
1994--Class A
Shares..........     --           --         3.75      18.10     26.13       60.04        --     269,091     1.76

FOR THE PERIOD ENDED JANUARY 31,
1993--Class A
Shares(b).......     --           --         0.17      14.35      1.23(c)     0.00        --      66,063     1.80(d)

                                       RATIOS ASSUMING
                                     NO VOLUNTARY WAIVER
                                          OF FEES OR
                                     EXPENSE LIMITATIONS
                                   ------------------------

                      RATIO OF                  RATIO OF
                        NET                        NET
                     INVESTMENT     RATIO OF   INVESTMENT
                  INCOME (LOSS) TO  EXPENSES  INCOME (LOSS)
                    AVERAGE NET    TO AVERAGE  TO AVERAGE
                       ASSETS      NET ASSETS  NET ASSETS
                  ---------------- ---------- -------------

-----------------------------------------------------------
1997--Class A
Shares..........       (0.07)%        1.88%       (0.26)%
1997--Class B
Shares(e).......       (0.97)(d)      2.38(d)     (1.12)(d)
1997--Institu-
tional
Shares(e).......        0.43(d)       1.25(d)      0.28(d)
1997--Service
Shares(e).......       (0.40)(d)      1.75(d)     (0.55)(d)
1996--Class A
Shares..........        0.26          1.77         0.01
1995--Class A
Shares..........        0.40          1.98         0.15
1994--Class A
Shares..........        0.51          2.01         0.26

FOR THE PERIOD ENDED JANUARY 31,
1993--Class A
Shares(b).......       (0.42)(d)      2.58(d)     (1.20)(d)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from December 1, 1992 (commencement of operations) to January 31, 1993.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 7, March 6 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional, Service and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                                 INCOME (LOSS) FROM                  DISTRIBUTIONS TO
                              INVESTMENT OPERATIONS(g)                 SHAREHOLDERS
                           ------------------------------ --------------------------------------
                                                                                    IN EXCESS OF
                                                                        FROM NET      REALIZED
                                         NET REALIZED                REALIZED GAIN    GAINS ON       NET
                 NET ASSET    NET       AND UNREALIZED       FROM    ON INVESTMENT, INVESTMENT,   INCREASE   NET ASSET
                  VALUE,   INVESTMENT   GAIN (LOSS) ON       NET       OPTION AND    OPTION AND  (DECREASE)   VALUE,
                 BEGINNING   INCOME      INVESTMENTS,     INVESTMENT    FUTURES       FUTURES      IN NET     END OF     TOTAL
                 OF PERIOD   (LOSS)   OPTIONS AND FUTURES   INCOME    TRANSACTIONS  TRANSACTIONS ASSET VALUE  PERIOD   RETURN(a)
                 --------- ---------- ------------------- ---------- -------------- ------------ ----------- --------- ---------
                                                                                                        SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $17.29     $(0.21)        $ 4.92          $  --        $(1.09)       $  --       $ 3.62     $20.91    $ 27.28%
1997--Class B
Shares(b).......   20.79      (0.11)          1.21             --         (1.09)          --         0.01      20.80       5.39(d)
1996--Class A
Shares..........   16.14      (0.23)          1.39             --         (0.01)          --         1.15      17.29       7.20
1995--Class A
Shares..........   20.67      (0.07)         (3.53)            --         (0.69)        (0.24)      (4.53)     16.14     (17.53)
1994--Class A
Shares..........   16.68      (0.04)          5.03             --         (1.00)          --         3.99      20.67      30.13
FOR THE PERIOD ENDED JANUARY 31,
1993--Class A
Shares(c).......   14.18       0.03           2.50           (0.03)         --            --         2.50      16.68      17.86(d)


                                                                             RATIOS ASSUMING NO
                                                                              VOLUNTARY WAIVER
                                                                                   OF FEES
                                                                            -----------------------
                                                                RATIO OF                RATIO OF
                                          NET      RATIO OF        NET                    NET
                                       ASSETS AT      NET      INVESTMENT    RATIO OF  INVESTMENT
                 PORTFOLIO   AVERAGE     END OF   EXPENSES TO INCOME (LOSS)  EXPENSES     LOSS
                 TURNOVER   COMMISSION   PERIOD   AVERAGE NET  TO AVERAGE   TO AVERAGE TO AVERAGE
                   RATE      RATE(f)   (IN 000'S)   ASSETS     NET ASSETS   NET ASSETS NET ASSETS
                 ---------- ---------- ---------- ----------- ------------- ---------- ------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   99.46%     $.0461    $212,061     1.60%        (0.72)%      1.85%     (0.97)%
1997--Class B
Shares(b).......   99.46       .0461       3,674     2.35(e)      (1.63)(e)    2.35(e)   (1.63)(e)
1996--Class A
Shares..........   57.58         --      204,994     1.41         (0.59)       1.66      (0.84)
1995--Class A
Shares..........   43.67         --      319,487     1.53         (0.53)       1.78      (0.78)
1994--Class A
Shares..........   56.81         --      261,074     1.60         (0.45)       1.85      (0.70)
FOR THE PERIOD ENDED JANUARY 31,
1993--Class A
Shares(c).......    7.12(e)      --       59,339     1.65(e)       0.62(e)     2.70(e)   (0.43)(e)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from October 22, 1992 (commencement of operations) to January 31, 1993.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                                     INCOME (LOSS) FROM             DISTRIBUTIONS TO
                                  INVESTMENT OPERATIONS(g)            SHAREHOLDERS
                           -------------------------------------- ---------------------
                                                         NET
                                                     REALIZED AND
                                                      UNREALIZED
                                                       GAIN ON                              NET
                 NET ASSET    NET      NET REALIZED    FOREIGN       FROM    IN EXCESS   INCREASE   NET ASSET
                  VALUE,   INVESTMENT AND UNREALIZED   CURRENCY      NET       OF NET   (DECREASE)   VALUE,
                 BEGINNING   INCOME   GAIN (LOSS) ON   RELATED    INVESTMENT INVESTMENT   IN NET     END OF     TOTAL
                 OF PERIOD   (LOSS)    INVESTMENTS   TRANSACTIONS   INCOME     INCOME   ASSET VALUE  PERIOD   RETURN(a)
                 --------- ---------- -------------- ------------ ---------- ---------- ----------- --------- ---------
                                                         ASIA GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........  $16.49     $ 0.06       $(0.11)       $(0.12)     $(0.01)    $  --      $(0.18)    $16.31     (1.01)%
1997--Class B
Shares(e).......   17.31      (0.05)       (0.48)        (0.51)        --       (0.03)     (1.07)     16.24     (6.02)(c)
1997--Institu-
tional
Shares(e).......   16.61       0.04        (0.11)        (0.11)      (0.04)     (0.06)     (0.28)     16.33     (1.09)(c)
1996--Class A
Shares..........   13.31       0.17         3.44         (0.12)      (0.17)     (0.14)      3.18      16.49     26.49

FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(b).......   14.18       0.11        (0.89)         0.01       (0.10)       --       (0.87)     13.31     (5.46)(c)

                                                                               RATIOS ASSUMING
                                                                             NO VOLUNTARY WAIVER
                                                                                  OF FEES OR
                                                                             EXPENSE LIMITATIONS
                                                                           ------------------------
                                                               RATIO OF                 RATIO OF
                                          NET     RATIO OF        NET                      NET
                                       ASSETS AT     NET      INVESTMENT    RATIO OF   INVESTMENT
                 PORTFOLIO   AVERAGE    END OF   EXPENSES TO INCOME (LOSS)  EXPENSES  INCOME (LOSS)
                 TURNOVER   COMMISSION  PERIOD   AVERAGE NET  TO AVERAGE   TO AVERAGE  TO AVERAGE
                   RATE      RATE(F)    (000'S)    ASSETS     NET ASSETS   NET ASSETS  NET ASSETS
                 ---------- ---------- --------- ----------- ------------- ---------- -------------
                                               ASIA GROWTH FUND
---------------------------------------------------------------------------------------------------
1997--Class A
Shares..........   48.40%     $.0151   $263,014     1.67%         0.20%       1.87%        0.00%
1997--Class B
Shares(e).......   48.40       .0151      3,354     2.21(d)      (0.56)(d)    2.37(d)     (0.72)(d)
1997--Institu-
tional
Shares(e).......   48.40       .0151     13,322     1.10(d)       0.54(d)     1.26(d)      0.38(d)
1996--Class A
Shares..........   88.80         --     205,539     1.77          1.05        2.02         0.80

FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(b).......   36.08(c)      --     124,298     1.90(d)       1.83(d)     2.38(d)      1.35(d)

-----------
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from July 8, 1994 (commencement of operations) to January 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 2 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers, as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

   Value Style Funds. The Growth and Income, Mid Cap Equity, Small Cap Value and the equity portion of the Balanced Funds are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Capital Growth, International Equity, Emerging Markets Equity and Asia Growth Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds (the "CORE Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  Investment Process. The Investment Adviser begins with a broad universe of U.S. equity securities for the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE U.S. Funds"), and a broad universe of foreign equity securities for the CORE International Equity Fund. The Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating. In the case of a U.S. equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a second rating is assigned based upon the Research Department's evaluation. In the discretion of the Investment Adviser, such ratings may also be assigned to U.S. equity securities based on research ratings obtained from other industry sources. In the case of a foreign equity security, the Investment Adviser may rely on research from both the Research Department and other industry sources.

  In building a diversified portfolio for each CORE Fund, the Investment Adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

   Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE U.S. Funds use one Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, and, in the case of models for the CORE International Equity Fund, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

   The weightings assigned to the factors in the Multifactor Model used by the CORE U.S. Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the U.S. Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional, quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

   Research Department. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

   By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, each CORE Fund seeks to capitalize on the strengths of each discipline.

 BALANCED FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed income senior securities and the remainder of its assets in other fixed income securities and cash. The percentage of the portfolio invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This allocation is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in Emerging Countries and equity securities quoted in foreign currencies. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income may include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities are collectively referred to herein as "fixed income securities." The Fund's investments in fixed income securities that are issued by foreign issuers, including issuers in Emerging Countries may not exceed 10% of the Fund's total assets. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 GROWTH AND INCOME FUND


  Objectives. The Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio comprised of companies with average long-term earnings growth expectations and dividend yields. The Fund may invest only in fixed income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE LARGE CAP GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund seeks a portfolio comprised of companies with above average capitalizations and earnings growth expectations and below average dividend yields. The Fund may invest only in fixed income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE SMALL CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

   Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000 Index. The Fund seeks a portfolio comprised of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000 Index. The Fund may invest only in fixed income securities that are considered cash equivalents.

  The Investment Adviser believes that companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. Investments in small market capitalization issuers involve special risks. See "Description of Securities" and "Risk Factors." If the issuer of a portfolio security held by the Fund is no longer included in the Russell 2000 Index, the Fund may, but is not required to, sell the security.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

 CORE INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital. The Fund seeks to achieve its objective through a broadly diversified portfolio of large cap equity securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund seeks broad representation of large cap issuers across major countries and sectors of the international economy. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining a risk profile similar to EAFE Index. The Fund's portfolio is designed to have risk, style, capitalization and industry characteristics similar to the EAFE Index. In addition, the Fund seeks a portfolio comprised of companies with attractive valuations and stronger momentum characteristics than the EAFE Index.

  The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries. The Fund may invest in securities of issuers in Emerging Countries which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may invest only in fixed income securities that are considered to be cash equivalents.

  For a description of the investment process of the Fund, see "Investment Objectives and Policies--Quantitative Style Funds."

  Other. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

 CAPITAL GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 MID CAP EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) of between $500 million and $10 billion at the time of investment. If the company's capitalization of an issuer increases above $10 billion after purchase of such issuer's securities, the Fund may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in fixed income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and the Emerging Countries in which the Emerging Markets Equity Fund may invest. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks, as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  Other. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors." Up to 35% of the Fund's total assets may be invested in fixed income securities.

 SMALL CAP VALUE FUND (FORMERLY, THE "SMALL CAP EQUITY FUND")


  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. However, the Fund currently emphasizes investments in companies with public stock market capitalizations of $500 million or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration.

  Small Capitalization Companies. The Fund invests in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion and in fixed income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in Emerging Countries and securities quoted in foreign currencies.

 EMERGING MARKETS EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging
Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries,
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country, (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  Under normal circumstances, the Fund maintains investments in at least six Emerging Countries and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. In addition, macro-economic factors and the portfolio manager's and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Transactions" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed income securities of private and governmental Emerging Country issuers, (ii) equity and fixed income securities of issuers in developed countries and (iii) temporary investments.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities-- Foreign Investments." The Fund may invest in the aggregate up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed income securities.


                           DESCRIPTION OF SECURITIES


CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities in which the CORE Funds invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers (provided that the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds may only invest in equity securities of foreign issuers that are traded in the U.S. and comply with U.S. accounting standards). Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of Emerging Markets Equity and Asia Growth Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. Except as noted below, each Fund (other than the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets on debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's. The Growth and Income, Capital Growth, Small Cap Value, International Equity, Emerging Markets Equity and Asia Growth Funds may invest up to 10%,

10%, 35%, 35%, 35% and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependant upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index in the case of the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth Fund. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash or liquid assets in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. The Trustees have adopted guidelines and delegated to the Investment Advisers the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Funds and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights,
(ii) currency swaps (Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds only), (iii) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only), (iv) yield curve options and inverse floating rate securities (Balanced Fund only), (v) other investment companies, (vi) unseasoned companies and (vii) municipal securities (Balanced Fund only) and (viii) custodial receipts.

  In addition, each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets. For more information see the Additional Statement.


                                 RISK FACTORS

  RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities-- Foreign Investments." The International Equity, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. The CORE International Equity Fund may invest up to 25%, the Balanced, Growth and Income, Small Cap Value and Mid Cap Equity Funds may each invest up to 15% and the Capital Growth Fund may invest up to 10% of its total assets in securities of issuers in Emerging Countries. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  RISKS OF INVESTING IN FIXED INCOME SECURITIES. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's use of certain derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Each Fund's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. See "Financial Highlights" for a statement of each Fund's (other than the CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds) historical portfolio turnover ratio. It is anticipated that the annual portfolio turnover rates of the CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds will generally not exceed 70%, 70% and 100%, respectively. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.

                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Growth and Income, Mid Cap Equity and Small Cap Value Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. As of August 19, 1997, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser or distributor for assets in excess of $124 billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Funds to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Singapore and Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the Investment Advisers will haveaccess to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Under the Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and
(d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS

                                                              YEARS
                                                              PRIMARILY
         NAME AND TITLE           FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------------- --------------------------     ----------- ----------------------------
  George D. Adler                  Portfolio Manager--           Since      Mr. Adler joined the
   Vice President                  Capital Growth                1997       Investment Adviser in
                                                                            1997. Prior to 1997, he
                                                                            was a portfolio manager
                                                                            at Liberty Investment
                                                                            Management, Inc. and its
                                                                            predecessor firm
                                                                            ("Liberty").
----------------------------------------------------------------------------------------------------------
  G. Lee Anderson                  Portfolio Manager--           Since      Mr. Anderson joined the
   Vice President                  Growth and Income             1996       Investment Adviser in
                                   Mid Cap Equity                1997       1992. Prior to 1992, he
                                   Balanced (Equity)             1996       was a research analyst
                                                                            in the Investment
                                                                            Research Department of
                                                                            Goldman, Sachs & Co.
----------------------------------------------------------------------------------------------------------
  Eileen A. Aptman                 Portfolio Manager--           Since      Ms. Aptman jointed the
   Vice President                  Mid Cap Equity                1996       Investment Adviser in
                                   Growth and Income             1996       1993. Prior to 1993, she
                                   Balanced (Equity)             1996       was an equity analyst at
                                                                            Delphi Management.
----------------------------------------------------------------------------------------------------------
  Robert Beckwitt                  Portfolio Manager             Since      Mr. Beckwitt joined the
   Vice President                  Emerging Markets Equity       1997       Investment Adviser in
                                                                            1996. Prior to 1996, he
                                                                            was Chief Investment
                                                                            Strategist--Portfolio
                                                                            Advisory at Fidelity
                                                                            Investments.
----------------------------------------------------------------------------------------------------------
  Jonathan A. Beinner              Portfolio Manager--           Since      Mr. Beinner joined the
   Vice President and Co-Head      Balanced (Fixed Income)       1994       Investment Adviser in
   U.S. Fixed Income                                                        1990.
   Department
----------------------------------------------------------------------------------------------------------
  Guy P. de C. Bennett             Portfolio Manager--           Since      Mr. Bennett joined the
   Vice President                  International Equity          1997       Investment Adviser in
                                                                            1996 and is also co-head
                                                                            of the Japanese Equity
                                                                            Group in Tokyo. Prior to
                                                                            1996, he spent 12 years
                                                                            at CINMAN.
----------------------------------------------------------------------------------------------------------
  Kent A. Clark                    Portfolio Manager--           Since      Mr. Clark joined the
   Vice President                  CORE U.S. Equity              1996       Investment Adviser in
                                   CORE Large-Cap Growth         1997       1992. Prior to 1992, he
                                   CORE Small Cap Equity         1997       was studying for a Ph.D.
                                   CORE International Equity     1997       in finance at the
                                                                            University of Chicago.
----------------------------------------------------------------------------------------------------------
  Robert G. Collins                Portfolio Manager--           Since      Mr. Collins joined the
   Vice President                  Capital Growth                1997       Investment Adviser in
                                                                            1997. Prior to 1997, he
                                                                            was a portfolio manager
                                                                            at Liberty.
----------------------------------------------------------------------------------------------------------
  Herbert E. Ehlers                Senior Portfolio Manager--    Since      Mr. Ehlers joined the
   Managing Director               Capital Growth                1997       Investment Adviser in
                                                                            1997. Prior to 1997, he
                                                                            was the Chief Investment
                                                                            Officer of Liberty.
----------------------------------------------------------------------------------------------------------
  Gregory H. Ekizian               Portfolio Manager--           Since      Mr. Ekizian joined the
   Vice President                  Capital Growth                1997       Investment Adviser in
                                                                            1997. Prior to 1997, he
                                                                            was a portfolio manager
                                                                            at Liberty.
----------------------------------------------------------------------------------------------------------
  Paul D. Farrell                  Senior Portfolio Manager--    Since      Mr. Farrell joined the
   Vice President                  Small Cap Value               1992       Investment Adviser in
                                                                            1991.
----------------------------------------------------------------------------------------------------------
  Ivor H. Farman                   Portfolio Manager--           Since      Mr. Farman joined the
   Executive Director              International Equity          1996       Investment Adviser in
                                                                            1996. Prior to 1996, he
                                                                            was responsible for
                                                                            originating and
                                                                            marketing French equity
                                                                            ideas at Exane in Paris.
----------------------------------------------------------------------------------------------------------
  Ronald E. Gutfleish              Senior Portfolio Manager--    Since      Mr. Gutfleish joined the
   Vice President                  Growth and Income                        Investment Adviser in
                                   Mid Cap Equity                1993       1993. Prior to 1993, he
                                   Balanced (Equity)             1995       was a principal of
                                                                 1994       Sanford C. Bernstein &
                                                                            Co. in its Investment
                                                                            Management Research
                                                                            Department.

                                                        YEARS
                                                        PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY         RESPONSIBLE     FIVE YEAR EMPLOYMENT HISTORY
  ---------------------- --------------------------     ----------- ----------------------------
  Robert C. Jones            Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director         CORE U.S. Equity              1991       Investment Adviser in
                             CORE Large Cap Growth         1997       1989.
                             CORE Small Cap Equity         1997
                             CORE International Equity     1997
----------------------------------------------------------------------------------------------------
  Richard C. Lucy            Portfolio Manager--           Since      Mr. Lucy joined the
   Vice President and        Balanced (Fixed Income)       1994       Investment Adviser in
   Co-Head U.S.                                                       1992. Prior to 1992, he
   Fixed Income                                                       managed fixed income
   Department                                                         assets at Brown Brothers
                                                                      Harriman & Co.
----------------------------------------------------------------------------------------------------
  Alice Lui                  Portfolio Manager--           Since      Ms. Lui joined the
   Vice President            Asia Growth                   1994       Investment Adviser in
                                                                      1990.
----------------------------------------------------------------------------------------------------
  Alessandro P.G. Lunghi     Portfolio Manager--           Since      Mr. Lunghi joined the
   Executive Director        International Equity          1996       Investment Adviser in
                                                                      1996. Prior to 1996, he
                                                                      was at CINMan for five
                                                                      years.
----------------------------------------------------------------------------------------------------
  Shogo Maeda                Portfolio Manager--           Since      Mr. Maeda joined the
   Vice President            International Equity          1994       Investment Adviser in
                                                                      1994. Prior to 1994, he
                                                                      worked at Nomura
                                                                      Investment Management
                                                                      Incorporated and for a
                                                                      period at Manufacturers
                                                                      Hanover Bank in New
                                                                      York.
----------------------------------------------------------------------------------------------------
  Matthew B. McLennan        Portfolio Manager--           Since      Mr. McLennan joined the
   Associate                 Small Cap Value               1996       Investment Adviser in
                                                                      1995. Prior to 1995, he
                                                                      worked in the Investment
                                                                      Banking Division of
                                                                      Goldman, Sachs & Co. in
                                                                      Australia. Prior to
                                                                      that, Mr. McLennan
                                                                      worked at Queensland
                                                                      Investment Corporation
                                                                      in Australia.
----------------------------------------------------------------------------------------------------
  Warwick M. Negus           Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director         Asia Growth                   1994       Investment Adviser in
                             Portfolio Manager--                      1994. Prior to 1994, he
                             International Equity          1994       was a vice president of
                             Emerging Markets Equity       1997       Bankers Trust Australia
                                                                      Ltd.
----------------------------------------------------------------------------------------------------
  Victor H. Pinter           Portfolio Manager--           Since      Mr. Pinter joined the
   Vice President            CORE U.S. Equity              1996       Investment Adviser in
                             CORE Large Cap Growth         1997       1990.
                             CORE Small Cap Equity         1997
                             CORE International Equity     1997
----------------------------------------------------------------------------------------------------
  Ramakrishna Shanker        Portfolio Manager--           Since      Mr. Shanker joined the
   Vice President            Asia Growth                   1997       Investment Adviser in
                                                                      1997. Prior to 1997, he
                                                                      worked for the
                                                                      Investment Banking
                                                                      Division of Goldman,
                                                                      Sachs & Co. in
                                                                      Singapore.
----------------------------------------------------------------------------------------------------
  David G. Shell             Portfolio Manager--           Since      Mr. Shell joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                                                                      1997. Prior to 1997, he
                                                                      was a portfolio manager
                                                                      at Liberty.
----------------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr.     Portfolio Manager--           Since      Mr. Segundo joined the
   Vice President            Capital Growth                1997       Investment Adviser in
                                                                      1997. Prior to 1997, he
                                                                      was a portfolio manager
                                                                      at Liberty.
----------------------------------------------------------------------------------------------------
  Karma Wilson               Portfolio Manager--           Since      Ms. Wilson joined the
   Vice President            Asia Growth                   1995       Investment Adviser in
                             International Equity          1997       1994. Prior to 1994, she
                                                                      was an investment
                                                                      analyst with Bankers
                                                                      Trust Australia Ltd.
                                                                      Before 1992 she was
                                                                      employed by Arthur
                                                                      Andersen LLP.


  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for the Funds, the Investment Advisers will seek the best price and execution of a Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Goldman Sachs Fund. See the Additional Statement for a further description of the Investment Advisers' brokerage allocation practices.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                   CONTRACTUAL    YEAR ENDED
                                                      RATE*    JANUARY 31, 1997*
                                                   ----------- -----------------
     GSAM
     Balanced.....................................    0.65%          0.65%
     Growth and Income............................    0.70%          0.70%
     CORE Large Cap Growth........................    0.75%            n/a
     CORE Small Cap Equity........................    0.85%            n/a
     CORE International Equity ...................    0.85%            n/a
     Mid Cap Equity...............................    0.75%          0.75%
     Small Cap Value..............................    1.00%          1.00%
     GSFM
     CORE U.S. Equity.............................    0.75%          0.59%
     Capital Growth...............................    1.00%          1.00%
     GSAMI
     International Equity.........................    1.00%          0.89%
     Emerging Markets Equity......................    1.20%            n/a
     Asia Growth..................................    1.00%          0.86%

---------------------
*With respect to the Balanced, Growth and Income, CORE U.S. Equity, Capital Growth, Mid Cap Equity, International Equity, Small Cap Value and Asia Growth Funds, a Management Agreement combining both advisory and administrative services was adopted effective April 30, 1997. The contractual rate set forth in the table is the rate payable under the Management Agreements and is identical to the aggregate advisory and administration fees payable by each Fund under the previous separate investment advisory (including subadvisory in the case of International Equity Fund) and administration agreements. For the fiscal year ended January 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the applicable Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Advisers may discontinue or modify such voluntary limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Advisers to the Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Equity International Equity, Emerging Markets Equity and Asia Growth Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than the Balanced, CORE Small Cap Equity, CORE International Equity, CORE Large Cap Growth and Mid Cap Equity Funds) to the extent such expenses exceed 0.10%, 0.11%, 0.06%, 0.05%, 0.20%, 0.25%, 0.10%, 0.20%, 0.16% and 0.24%
per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a transfer agency fee from the CORE U.S. Equity, International Equity and Asia Growth Funds with respect to Institutional or Service Shares. Goldman Sachs is entitled to receive a transfer agency fee from the Capital Growth, Growth and Income, Small Cap Value and Emerging Markets Equity Funds equal to 0.04% of the average daily net assets of the Institutional and Service Shares of such Funds. Goldman Sachs is entitled to receive a fee from the Balanced, CORE International Equity, CORE Large Cap Growth, CORE Small Cap Equity and Mid Cap Equity Funds, with respect to Institutional and Service shares, equal to their proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses (including those out-of-pocket expenses payable to servicing and/or sub-transfer agents) applicable to Class A, B and C shares plus 0.04% of the average daily net assets of the Institutional and Service classes.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which are based on the net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  The Balanced and Growth and Income Funds compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rates are being calculated.

  Each Fund's total return, yield and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the total return, yield and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Equity Portfolios, Inc., a Maryland corporation, and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares, are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  As of September 5, 1997, State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 83.72% of Mid Cap Equity Fund's outstanding shares. As of the same date, Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 64.71% of CORE Large Cap Growth Fund's outstanding shares. As of the same date, The Goldman Sachs Group LP,
Attention: Elaine King, 85 Broad Street, New York, New York 10004, was recordholder of 63.63% of CORE Small Cap Equity Fund and 85.42% of CORE International Equity Fund's outstanding shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Emerging Markets Equity Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction, but a portion of each other Fund's dividends may generally so qualify. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December
31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES


  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate certain institutions ("Service Organizations") for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Service Shares on behalf of their custom-ers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, process-ing orders to purchase, redeem or exchange Service Shares for customers, re-sponding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  Normally, purchase, exchange and redemption orders processed by a Service Organization on behalf of its customers will not be effective until received by Goldman Sachs as described herein. The Trust may, however, authorize certain Service Organizations that provide recordkeeping, reporting and processing services to qualified employee benefit plans to accept on the Trust's behalf orders placed by such plans and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order in proper form from a plan when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Fund's net asset value per share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. An employee benefit plan may contact its Service Organization to learn whether the Service Organization is authorized to accept orders.

  For the fiscal year ended January 31, 1997, the Trust paid the Service Organizations fees at the annual rate of 0.50% of each Fund's average daily net assets attributable to Service Shares outstanding during the period.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Serv-ice Organizations for their services with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organi-zation under a Service Agreement and may affect the return earned on an invest-ment in a Fund. The Trust, on behalf of the Funds, accrues payments made pursu-ant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to such owners' Service Organization.


                            REPORTS TO SHAREHOLDERS


  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirma-tion for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided to a Service Organiza-tion upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services with respect to beneficial ownership of Service Shares.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each trans-action.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Service Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Service Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Service Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in addi-tional Service Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the share-holder and then used to purchase Service Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                           PURCHASE OF SERVICE SHARES

  Customers of Service Organizations may invest in Service Shares only through Service Organizations. Service Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a de-scription of limited situations where a Service Organization or other interme-diary may be authorized to accept orders for the Funds.) No sales load will be charged. Currently, each Fund's net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Service Shares of the Fund must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to State Street. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Equity Funds-- Name of Fund and Class of shares" and should be directed to "Goldman Sachs Equity Funds--Name of Fund and Class of shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  The Funds reserve the right to redeem Service Shares of any Service Organiza-tion whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of such shareholder's ac-count falls below the minimum account balance solely as a result of market con-ditions. The Trust will give sixty (60) days' prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for ex-ample, when a purchaser or group of purchaser's pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales, or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund.

  In the sole discretion of Goldman Sachs, a Fund may accept securities instead of cash for the purchase of shares of the Fund. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Fund's investment objectives, restrictions and policies and are desirable investments for the Fund.


                               EXCHANGE PRIVILEGE


  Service Shares of the Funds may be exchanged by a Service Organization for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and des-ignated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Equity Funds--Name of Fund and Class of shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objec-tive, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

   In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be dif-ficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any Goldman Sachs Money Market Fund received in the ex-change. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where ex-changes may legally be made. The exchange privilege may be modified or with-drawn at any time on sixty (60) days' written notice to recordholders of Serv-ice Shares and is subject to certain limitations. See "Purchase of Service Shares."


                          REDEMPTION OF SERVICE SHARES

  The Funds will redeem their Service Shares upon request of the recordholder of such Shares on any Business Day at the net asset value next determined after the receipt of such request in proper form by Goldman Sachs from a Service Or-ganization. (See "Additional Services" for a description of limited situations where a Service Organization or other intermediary may be authorized to accept requests for the Funds.) If Service Shares to be redeemed were recently pur-chased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the pur-chase of such Service Shares. This may take up to fifteen (15) days. Redemption requests may be made by a Service Organization by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Infor-mation Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

   In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares, or if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                              --------------------

                                  APPENDIX



   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
133 PETERBOROUGH COURT
LONDON, ENGLAND EC4A 2BB

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02110

ARTHUR ANDERSEN, LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550

EQPROSVC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS EQUITY FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

SERVICE SHARES



GOLDMAN
SACHS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES

                          GOLDMAN SACHS BALANCED FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                    GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
                    GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
                  GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS CAPITAL GROWTH FUND
                       GOLDMAN SACHS MID CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS SMALL CAP VALUE FUND
                   GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND
                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND

                   (EQUITY PORTFOLIOS OF GOLDMAN SACHS TRUST)

                               One New York Plaza
                            New York, New York 10004

     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the prospectus for the Class A Shares, Class B Shares and Class C Shares of Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Real Estate Securities Fund dated October 1, 1997 as amended and/or supplemented from time to time (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below.

                               TABLE OF CONTENTS

                                                                Page
                                                                ====

Introduction..................................................  B-3
Investment Policies...........................................  B-4
Investment Restrictions.......................................  B-33
Management....................................................  B-36
Portfolio Transactions and Brokerage..........................  B-49
Net Asset Value...............................................  B-55
Performance Information.......................................  B-57
Shares of the Trust...........................................  B-63
Taxation......................................................  B-67
Financial Statements..........................................  B-73
Distribution and Authorized Dealer Service Plans..............  B-75
Other Information Regarding Maximum Sales Charge, Purchases,
  Redemptions, Exchanges and Dividends........................  B-81
Appendix A:...................................................  1-A
Appendix B:...................................................  1-B

           The date of this Additional Statement is October 1, 1997.

GOLDMAN SACHS FUNDS MANAGEMENT, L.P.           GOLDMAN, SACHS & CO.
Adviser to:                                    Distributor
Goldman Sachs CORE U.S. Equity Fund            85 Broad Street
Goldman Sachs Capital Growth Fund              New York, New York 10004
One New York Plaza
New York, New York 10004

GOLDMAN SACHS ASSET MANAGEMENT                  GOLDMAN SACHS ASSET
Adviser to:                                      MANAGEMENT INTERNATIONAL
Goldman Sachs Balanced Fund                     Adviser to:
Goldman Sachs Growth and Income Fund            Goldman Sachs International Equity Fund
Goldman Sachs CORE Large Cap Growth Fund        Goldman Sachs Emerging Markets Equity
Goldman Sachs CORE Small Cap Equity Fund          Fund
Goldman Sachs CORE International Equity Fund    Goldman Sachs Asia Growth Fund
Goldman Sachs Mid Cap Equity Fund               133 Peterborough Court
Goldman Sachs Small Cap Value Fund              London, England EC4A 2BB
Goldman Sachs Real Estate Securities Fund
One New York Plaza
New York, New York 10004

GOLDMAN, SACHS & CO.
Transfer Agent
4900 Sears Tower
Chicago, Illinois 60606

                          Toll free...........800-526-7384

                                  INTRODUCTION

     Goldman Sachs Trust (the "Trust") is an open-end, management investment company. The following series of the Trust are described in this Additional
Statement: Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), CORE U.S. Equity Fund ("CORE U.S. Equity Fund")(formerly known as "Goldman Sachs Select Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity Fund"), Goldman Sachs CORE International Equity Fund ("CORE International Equity Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs International Equity Fund ("International Equity Fund"), Goldman Sachs Small Cap Value Fund ("Small Cap Value Fund"), Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Real Estate Securities Fund ("Real Estate Securities Fund") (collectively referred to herein as the "Funds").

     The Funds were initially organized as a series of a corporation formed under the laws of the State of Maryland on September 27, 1989 and were reorganized as a Delaware business trust as of April 30, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, Mid Cap Equity, CORE Small Cap Equity Fund, CORE International Equity Fund, Capital Growth Fund, International Equity, Small Cap Value, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds currently offer five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares. See "Shares of the Trust."

     Goldman Sachs Asset Management, ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. Goldman Sachs Fund Management, L.P., ("GSFM") an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI
are sometimes referred to collectively herein as the "Advisers."   Goldman Sachs
serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").

     The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies.
There is no assurance that each Fund will achieve its objective.

                              INVESTMENT POLICIES

     Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

BALANCED FUND
=============

     The investment objective of the Balanced Fund is to provide shareholders with long-term capital growth and current income. The Balanced Fund seeks to achieve its investment objective by investing in a balanced portfolio diversified among both equity and fixed income securities.

     Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor's goals. Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. Balanced Fund offers a portfolio of equity and fixed income securities intended to provide less volatility than a portfolio completely invested in equity securities and greater diversification than a portfolio invested in only one asset class. Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity securities.

FIXED INCOME STRATEGIES DESIGNED TO MAXIMIZE RETURN AND MANAGE RISK

     GSAM's approach to managing the fixed income portion of Balanced Fund's portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index, while also seeking to provide high current income. This approach emphasizes (1) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (2) individual security selection based on identifying relative value (fixed income securities inexpensive relative to others in their sector); and (3) to a lesser extent, strategies based on GSAM's expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

     GSAM seeks to manage fixed income portfolio risk in a number of ways. These include diversifying the fixed income portion of the Balanced Fund's portfolio among various types of fixed income securities and utilizing sophisticated quantitative models to understand how the fixed income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and to monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund's portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

     A number of investment strategies will be used in selecting fixed income securities for the Fund's portfolio. GSAM's fixed income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Adviser's target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

     MARKET SECTOR SELECTION. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

     ISSUER SELECTION. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing (within the constraints imposed by Balanced Fund's minimum credit quality requirements). This strategy focuses on four types of investment-grade corporate issuers. Selection of securities from the first type of issuers - those with low but stable credit - is intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers - those with low and intermediate but improving credit quality - is intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation should occur relative to alternative securities as credit quality improves, the nationally recognized statistical rating organizations upgrade credit ratings, and credit spreads narrow. Securities from the third type of issuers - issuers with deteriorating credit quality - will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

     YIELD CURVE STRATEGY. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a "barbell" strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a "bullet" strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a "neutral yield curve" strategy in which the maturity distribution mirrors that of a benchmark.

CORE U.S. EQUITY, CORE LARGE CAP GROWTH, CORE SMALL CAP EQUITY AND CORE
=======================================================================
INTERNATIONAL EQUITY  FUNDS
===========================

     Under normal circumstances, the Funds will invest at least 90% of their total assets in equity securities.

     The investment strategy of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds will be implemented to the extent it is consistent with maintaining a Fund's qualification as a regulated investment company under the Internal Revenue Code. A Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's gross income for its taxable year be derived from the sale or other disposition of stocks or securities or certain other investments (generally including options and futures contracts) held for less than three months.

     Since normal settlement for equity securities is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund's net assets. The Funds may purchase futures contracts only with respect to the S&P 500 Index (in the case of CORE U.S. Equity Fund) and a representative index (in the case of CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) in order to keep a Fund's effective equity exposure close to 100%. For exam-ple, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

     THE MULTIFACTOR MODEL.  The Multifactor Model is a rigorous computerized
     =====================
rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g. price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the performance of equity securities.

     Because it includes many disparate factors, the Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

     The Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the Multifactor Model or the method of applying the Multifactor Model) may include: (i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Fund uses futures); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

INTERNATIONAL EQUITY FUND
=========================

     International Equity Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Equity Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Emerging Markets, including Asia."

     A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Equity Fund's portfolio through a three-stage investment process. Because International Equity Fund is a long-term holder of stocks, the portfolio managers adjust International Equity Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

     Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Adviser seeks to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

     Within these industries the Adviser seeks to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

     GSAMI's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.

     The members of GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.

CORPORATE DEBT OBLIGATIONS
==========================

     Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

     The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's net asset value.

     Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

     Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

     Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

ZERO COUPON BONDS
=================

     A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund's distribution obligations. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES
=====================================

     The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

CUSTODIAL RECEIPTS
==================

     Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

MUNICIPAL SECURITIES
====================

     Balanced Fund may invest up to 5% of its net assets in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

     The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

     Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

MORTGAGE-BACKED SECURITIES
==========================

     GENERAL CHARACTERISTICS. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

     The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, the Advisers may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

     GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

     A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is autho rized to borrow from the United States Treasury in an unlimited amount.

     FANNIE MAE CERTIFICATES. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conven tional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

     Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distrib ute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participation in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

     Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

     The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     MORTGAGE PASS-THROUGH SECURITIES. Each Fund (other than CORE U.S. Equity , CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage Pass-Throughs"); that is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

     The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

     DESCRIPTION OF CERTIFICATES. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

     Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate
                                                    --------
basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

     Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of
            --------
principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of
                             --------
such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

     RATINGS. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

     CREDIT ENHANCEMENT.  Credit support falls generally into two categories:
(i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

     SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

     In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

     The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among
                                                                  --------
all certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

     ALTERNATIVE CREDIT ENHANCEMENT. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

     VOLUNTARY ADVANCES. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

     OPTIONAL TERMINATION. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

     MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. A Fund may invest in multiple class securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

     Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mort gage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

     CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

     CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

     STRIPPED MORTGAGE-BACKED SECURITIES. The Balanced and Real Estate Securities Funds may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

INVERSE FLOATING RATE SECURITIES
================================

     Balanced Fund may invest up to 5% of its net assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed . An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 15% limitation on investments in such securities.

ASSET-BACKED SECURITIES
=======================

     Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

     Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
==================================================

     Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds may only enter into such transactions with respect to the S&P 500 Index, for the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth and CORE Small Cap Equity Funds. The other Funds may purchase and sell futures contracts based on various securities (such as U.S.

Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

     FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

     When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire.

     Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

     OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets quoted or denominated in the related currency) in the cash market at the time when the futures or options position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in currency forward contracts futures contracts and, for a Fund permitted to do so, related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Taxation").

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid assets in an amount equal to the underlying value of such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

     Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
============================================

     WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest (other than CORE U.S. Equity and CORE Large Cap Growth Funds). A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

     In addition, a written call option or put option may be covered by maintaining cash or liquid assets (either of which may be quoted or denominated in any currency) in a segregated account, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

     A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid assets with a value equal to the exercise price in a segregated account with its custodian.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

     PURCHASING OPTIONS. Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

     A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

     YIELD CURVE OPTIONS. Balanced Fund, with respect to up to 5% of its net assets, may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments.
Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

     Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, Balanced Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. Balanced Fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Adviser, Balanced Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

     Yield curve options written by the Balanced Fund will be "covered." A call (or put) option is covered if the Balanced Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid assets sufficient to cover the Balanced Fund's net liability under the two options. Therefore, the Balanced Fund's liability for such a covered option is generally limited to the difference between the amount of the Balanced Fund's liability under the option written by the Balanced Fund less the value of the option held by the Balanced Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, estab lished trading markets for these options have not yet developed.

     RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission ("SEC") changes its position, each Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

REAL ESTATE INVESTMENT TRUSTS
=============================

     Each Fund may invest in shares of REITs. The Real Estate Securities Fund expects that a substantial portion of its total assets will be invested in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
==================================

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Adviser for investment by the Fund. CORE

U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
==================

     Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

     Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may be subject to currency exposure independent of their securities positions.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

     Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE

U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

     ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

     To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

     Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See "Investing in Emerging Markets, including Asia," below.

     A Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets."

       INVESTING IN EMERGING MARKETS , INCLUDING ASIA. CORE International Equity, International Equity, Asia Growth and Emerging Markets Equity Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including Emerging Countries issuers (in the case of Emerging Markets Equity and International Equity Funds) and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth Fund), as well as the risks associated with investments quoted or denominated in foreign currencies. Balanced, Growth and Income, CORE International Equity, Small Cap Value, Mid Cap Equity and Capital Growth Funds may invest, to a lesser extent, in equity and equity-related securities of foreign issuers; including Emerging Countries issuers. In addition, certain of Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Fund's potential investment and management techniques entail special risks. Asia Growth Fund concentrates on companies that the Advisers believe are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. The Advisers believe that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead.

     The pace of change in many Emerging Countries, and in particular those in Asia, over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Emerging Countries have
been relatively attractive.   See "Risk Factors" in the Prospectus.

        Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

     Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Emerging Country markets may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

     Transaction costs, including brokerage commissions or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

     Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain of the Asian countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

     Each of the Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds' assets.

     The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

     A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Growth and Income, Mid Cap Equity, Capital Growth and Small Cap Value Funds may enter into forward foreign currency exchange contracts for hedging purposes. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

     At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

     Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

     A Fund's custodian will place cash or liquid assets into a segregated account of such Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds forward contracts entered into to seek to increase total return. If the value of the securities placed in the segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

     While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

      Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

       WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

     Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, Balanced, International Equity, Emerging Markets Equity and Asia Growth Funds may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

     A call option written by a Fund obligates a Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate a Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written put and call options, see "Written Covered Options" above.

     A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

     A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

     In addition to using options for the hedging purposes described above, Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may use options on currency to seek to increase total return. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

     Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by a Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Fund would realize either no gain or a loss on the purchase of the put option.

       SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

     A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

     The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS, MORTGAGE SWAPS, INDEX SWAPS AND INTEREST RATE SWAPS, CAPS,
==========================================================================
FLOORS AND COLLARS
==================

     The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may, with respect to up to 5% of their net assets, enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced and Real Estate Securities Funds may, with respect to 5% of its net assets, enter into mortgage, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

     A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency.
Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by a Fund under a currency swap or an interest rate floor, cap or collar is held in a segregated account consisting of cash or liquid assets the Funds and the Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

     A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Adviser.

     The use of interest rate, mortgage, index and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps, caps, floors and collars are illiquid and thus subject to a Fund's 15% limitation on investments in illiquid securities.

LENDING OF PORTFOLIO SECURITIES
===============================

     Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisers to be of good standing, and when, in the judgment of the Advisers, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Advisers determine to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
==============================================

     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
==================================

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
==========================

     A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Adviser.

     Each Fund may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange).

     The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described under "Risk Associated with Options Transactions," involved in the writing of options on securities.

     Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

REPURCHASE AGREEMENTS
=====================

     Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

     For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     As with any unsecured debt instrument purchased for a Fund, the Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, a Fund, together with other registered investment companies having advisory agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.


                            INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

     A Fund may not:

          (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

          (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (other than the Goldman Sachs Real Estate Securities Fund, which will invest at least 25% or more of its total assets in the real estate industry) (excluding the U.S. Government or any of its agencies or instrumentalities).

          (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

          (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies,
               (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

          (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

          (6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

          (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

          (8) issue senior securities to the extent such issuance would violate applicable law.

     Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

     In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

     A Fund may not:

     (a) Invest in companies for the purpose of exercising control or management.

     (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

     (d)  Make short sales of securities, except short sales against the box.

                                   MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.


NAME, AGE               POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST     DURING PAST 5 YEARS
-----------             ----------     -------------------
Ashok N. Bakhru, 53     Chairman       Executive Vice President -- Finance and
1325 Ave. of Americas   & Trustee      Administration and Chief Financial Officer, Coty
New York, NY  10019                    Inc. (since April 1996); President, ABN
                                       Associates (June 1994 through March
                                       1996); Senior Vice President of Scott Paper
                                       Company until June 1994; Director of
                                       Arkwright Mutual Insurance Company; Trustee
                                       of International House of Philadelphia;
                                       Member of Cornell University
                                       Council; Trustee of the Walnut Street
                                       Theater.


*David B. Ford, 51      Trustee        Managing Director, Goldman Sachs (since 1996);
One New York Plaza                     General Partner, Goldman Sachs (1986-1996);
New York, NY 10004                     Co-Head of Goldman Sachs Asset Management
                                       (since December 1994).

*Douglas C. Grip, 35    Trustee        Vice President, Goldman Sachs (since May 1996);
One New York Plaza      & President    President, MFS Retirement Services Inc., of
New York, NY 10004                     Massachusetts Financial Services (prior thereto).

*John P. McNulty, 44    Trustee        Managing Director, Goldman Sachs (since 1996);
One New York Plaza                     General Partner of Goldman Sachs (1990-1994
New York, NY 10004                     and 1995-1996); Co-Head of Goldman Sachs Asset
                                       Management (since November 1995); Limited Partner
                                       of Goldman Sachs (1994 to November 1995).


Mary P. McPherson, 60   Trustee        President of Bryn Mawr College (since 1978);
Taylor Hall                            Director of Josiah Macy, Jr, Foundation (since
Bryn Mawr, PA 19010                    1977); Director of the Philadelphia
                                       Contributionship (since 1985); Director of Amherst College
                                       (since 1986); Director of Dayton Hudson
                                       Corporation (since 1988); Director of the
                                       Spencer Foundation (since 1993); and member
                                       of PNC Advisory Board (since 1993).

 NAME, AGE                                      POSITIONS                PRINCIPAL OCCUPATION(S)
AND ADDRESS                                     WITH TRUST               DURING PAST 5 YEARS
-----------                                     ----------               -----------------------
 *Alan A. Shuch, 48                             Trustee                  Limited Partner, Goldman Sachs (since 1994);
 One New York Plaza                                                      Director and Vice President of Goldman Sachs
 New York, NY  10004                                                     Funds Management Inc. (from April 1990 to
                                                                         November 1994); President and Chief Operating
                                                                         Officer, GSAM (from September 1988 to November 1994).

Jackson W. Smart, 66                            Trustee                  Chairman, Executive Committee, First
One Northfield Plaza # 218                                               Commonwealth, Inc. (a managed dental care
Northfield, IL  60093                                                    company, since January 1996); Chairman and
                                                                         Chief Executive Officer, MSP Communications Inc.
                                                                         (a company engaged in radio broadcasting) (since
                                                                         November 1988), Director, Federal Express Corpo-
                                                                         ration (since 1976), Evanston Hospital Corporation
                                                                         (since 1980), First Commonwealth, Inc. (since
                                                                         1988) and North American Private Equity Group
                                                                         (a venture capital fund).

William H. Springer, 67                         Trustee                  Vice Chairman and Chief Financial and
701 Morningside Drive                                                    Administrative Officer, (February 1987 to June
Lake Forest, IL  60045                                                   1991) of Ameritech (a telecommunications holding
                                                                         company; Director,Walgreen Co. (a retail drug
                                                                         store business); Director of Baker, Fentress & Co.
                                                                         (a closed-end, non-diversified management invest-
                                                                         ment company) (April 1992 to present).

Richard P. Strubel, 57                          Trustee                  Managing Director, Tandem Partners, Inc. (since
70 West Madison St. Ste 1400                                             1990); President and Chief Executive Officer,
Chicago, IL  60602                                                       Microdot, Inc. (a diversified manufacturer of
                                                                         fastening systems and connectors)(January 1984
                                                                         to October 1994).

*Scott M. Gilman, 37                            Treasurer                Director, Mutual Funds Administration, Goldman
 One New York Plaza                                                      Sachs Asset Management (since April 1994);
 New York, NY  10004                                                     Assistant Treasurer, Goldman Sachs Funds
                                                                         Management, Inc. (since March 1993); Vice President,
                                                                         Goldman Sachs (since March 1990).

*John M. Perlowski, 32                          Assistant                Vice President, Goldman Sachs (since July
 One New York Plaza                                Treasurer             1995); Director, Investors Bank and Trust,
 New York, NY 10004                                                      November 1993 to July 1995); Audit Manager
                                                                         of Arthur Andersen LLP (prior thereto).



NAME, AGE                 POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST         DURING PAST 5 YEARS
-----------               ----------         -------------------
*John W. Mosior, 58       Vice              Vice President, Goldman Sachs and Manager
4900 Sears Tower           President        of Shareholder Servicing of GSAM (since
Chicago, IL  60606                          November 1989).

*Nancy L. Mucker, 47       Vice             Vice President, Goldman Sachs (since April
4900 Sears Tower            President       1985); Manager of Shareholder Servicing of
Chicago, IL  60606                          GSAM since November 1989).

*Michael J. Richman, 36    Secretary        Associate General Counsel of
85 Broad Street                             Goldman Sachs Asset Manage-
New York, NY  10004                         ment (since February 1994);
                                            Vice President and Assistant General Counsel
                                            of Goldman Sachs (since June 1992); Counsel
                                            to the Funds Group, GSAM (since June 1992);
                                            Partner, Hale and Dorr (September 1991 to
                                            June 1992).

*Howard B. Surloff, 31      Assistant       Assistant General Counsel and Vice President,
85 Broad Street              Secretary      Goldman Sachs (since November 1993 and May
New York, NY  10004                         1994 respectively); Counsel to the Funds Group,
                                            Goldman Sachs Asset Management (since
                                            November 1993); Associate of Shereff Friedman,
                                            Hoffman & Goodman (prior  thereto).

*Valerie A. Zondorak, 31     Assistant      Vice President, Goldman Sachs (since March
85 Broad Street               Secretary     1997); Counsel to the Funds Group, Goldman
New York, New York 10004                    Sachs Asset Management (since >March 1997);
                                            Associate of Shereff Friedman, Hoffman &
                                            Goodman (prior thereto).

*Steven E. Hartstein, 33     Assistant      Legal Products Analyst, Goldman Sachs (June
85 Broad Street               Secretary     1993 to present); Funds Compliance Officer,
New York, NY  10004                         Citibank Global Asset Management (August 1991
                                            to June 1993).

*Deborah Farrell, 25         Assistant      Administrative Assistant, Goldman Sachs since
 85 Broad Street              Secretary     January 1994.  Formerly at Cleary Gottlieb, Steen
 New York, NY 10004                         and Hamilton.

*Kaysie P. Uniacke, 36       Assistant      Vice President and Senior Portfolio Manager,
One New York Plaza            Secretary     Goldman Sachs Asset Management (since
New York, NY 10004                          1988).



NAME, AGE            POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS          WITH TRUST           DURING PAST 5 YEARS
-----------          ----------           -------------------
*Elizabeth D.        Assistant            Portfolio Manager, GSAM (since April 1996);
 Anderson, 27        Secretary            Junior Portfolio Manager, Goldman Sachs Asset
One New York Plaza                        Management (since 1993); Funds Trading
New York, NY 10004                        Assistant, GSAM (1993-1995); Compliance
                                          Analyst, Prudential Insurance (1991-1993).

     As of July 24, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust (or its predecessors) for the one-year period ended January 31, 1997:

                                                     Pension or                Total
                                                     Retirement         Compensation
                                                       Benefits   from Goldman Sachs
                                 Aggregate           Accrued as         Mutual Funds
                              Compensation              Part of       (including the
Name of Trustee          from the Funds***      Funds' Expenses              Funds)*
---------------         ------------------      ---------------    -----------------
Paul C. Nagel, Jr.**                $3,775                   $0              $62,450
Ashok N. Bakhru                      3,969                    0               69,299
Marcia L. Beck                           0                    0                    0
David B. Ford                            0                    0                    0
Douglas C. Grip                          0                    0                    0
Alan A. Shuch                            0                    0                    0
Jackson W. Smart                     3,388                    0               58,954
William H. Springer                  3,388                    0               58,954
Richard P. Strubel                   3,388                    0               58,954

______________

   *      The Goldman Sachs Funds consisted of 29 mutual funds on January 31,
          1997.

   **     Retired as of June 30, 1996.

   *** Effective May 1, 1997, the Funds were reorganized from series of Goldman Sachs Equity Portfolios, Inc. (the "Corporation") into the Trust. The amounts shown in the column reflect compensation paid to the Trustees by the Corporation.

MANAGEMENT SERVICES
===================

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity and Capital Growth Funds. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. GSAMI, 133 Peterborough Court, London, England, EC4A 2BB serves as investment adviser to International Equity, Emerging Markets Equity and Asia Growth Funds. See "Management" in the Funds' Prospectus for a description of the applicable Adviser's duties to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the U.S. and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Advisers are able to draw on the substantial research and market expertise of Goldman Sachs whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $200 million, the Goldman Sachs Global Investment Research Department covers approximately 1,700 companies, including approximately 2,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the Advisers have access to Goldman Sachs' economics research. The Economics Research Department conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories:
Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

     In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds), the Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, the Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.

     Each Fund's management agreement provides that the Advisers may render similar services to others as long as the services provided by the Advisers thereunder are not impaired thereby.

     The CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on July 22, 1997. The CORE Large Cap Growth and Emerging Markets Equity Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 23, 1997. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities and Emerging Markets Equity Funds) on April 21, 1997. The sole shareholder of the CORE Large Cap Growth Fund approved these arrangements on April 30, 1997. The sole shareholders of the CORE Small Cap Equity and CORE International Equity Funds approved these arrangements on August 13, 1997. Each management agreement will remain in effect until June 30, 1998 from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees, and (b) the vote of a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each management agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Adviser and by the Adviser on 60 days' written notice to the Trust.

     Pursuant to the management agreements the Advisers are entitled to receive the fees listed below, payable monthly of such Fund's average daily net assets. In addition, the Advisers voluntarily agreed to limit its management fee to an annual rate also listed below:

Management                         Management
With Fee                          Without Fee
Fund                              Limitations   Limitations
----                              -----------   -----------
GSAM
Balanced Fund                        0.65%         0.65%
Growth and Income Fund               0.70%         0.70%
CORE Large Cap Growth Fund           0.60%         0.75%
CORE Small Cap Equity Fund           0.75%         0.85%
CORE International Equity Fund       0.75%         0.85%
Mid Cap Equity Fund                  0.75%         0.75%
Small Cap Value Fund                 1.00%         1.00%
Real Estate Securities Fund          N/A           N/A

GSFM
CORE U.S. Equity Fund                    0.59%         0.75%
Capital Growth Fund                      1.00%         1.00%

GSAMI
International Equity Fund                0.89%         1.00%
Emerging Markets Equity Fund             1.10%         1.20%
Asia Growth Fund                         0.86%         1.00%


     GSAM, GSFM and GSAMI may discontinue or modify the above limitations in the future at their discretion, although they have no current intention to do so.

     Prior to May 1, 1997, the Funds then in operation had separate investment advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements. Effective May 1, 1997, the services under such agreements were combined in the management agreement. The services required to be performed for the Funds and the combined advisory (and subadvisory, in the case of the International Equity Fund) and administration fees payable by the Funds under the former advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements are identical to the services and fees under the management agreement.

     For the last three fiscal years the amounts of the combined investment advisory (and subadvisory, in the case of the International Equity Fund) and administration fees incurred by each Fund then in existence were as follows:

                                         1997              1996              1995
                                     =============     =============     =============
Balanced Fund                        $     402,183     $     193,041     $       8,858
Growth and Income Fund                   3,541,318         2,225,553           790,893
CORE U.S. Equity Fund                    1,667,381/3/        817,563/3/        693,383/2/
CORE Large Cap Growth Fund/1/                  N/A               N/A               N/A
CORE Small Cap Equity Fund/1/                  N/A               N/A               N/A
CORE International Equity Fund/1/              N/A               N/A               N/A
Capital Growth Fund                      8,697,265         9,335,745         8,724,828
Mid Cap Equity Fund/4/                     964,945           489,043               N/A
International Equity Fund                4,124,076/3/      2,794,872/2/      3,186,509/2/
Small Cap Value Fund                     2,130,703         2,908,839         3,385,899
Emerging Market Equity Fund/1/                 N/A               N/A               N/A
Asia Growth Fund                         2,221,857/3/      1,563,641/2/        553,084/2/
Real Estate Securities Fund/1/                 N/A               N/A               N/A

---------------
1    Not Operational.

2 Does not give effect to the agreement (which was not in effect during such fiscal years) by GSFM, GSAM and GSAMI to limit management fees to 0.59%, 0.89% and 0.86%, respectively of CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets.

3 Gives effect to the agreement (which was in effect as of June 15, 1995) by GSFM to limit management fees to 0.59%, 0.89% and 0.86%, respectively, of the CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets. For the fiscal year ended January 31, 1996, had limitations not been in effect, CORE U.S. Equity Fund would have paid $1,019,639 in investment management fees. For the fiscal year ended January 31, 1997, had limitations not been in effect, CORE U.S. Equity, International Equity and Asia Growth Funds would have paid $2,119,552, $4,638,203 and $2,583,555, respectively, in investment management fees.

4    Commenced operations on August 1, 1995.

     Under the Management Agreement, each Adviser also: (i) supervises all non-advisory operations of each Fund that it advisers; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.


     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

     In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.


DISTRIBUTOR AND TRANSFER AGENT
==============================

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers") to solicit subscriptions for Class A, Class B and Class C Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares, of such Fund shares. No Class B Shares were outstanding during the fiscal years ended January 31, 1995 and 1996. No Class C Shares were outstanding during the fiscal years ended January 31, 1995, 1996 and 1997.

     Goldman Sachs retained the following commissions on sales of Class A and Class B Shares during the following periods:

                                        1997       1996      1995
                                     ==========  ========  ========

Balanced Fund                        $   94,000  $ 28,000  $ 14,000
Growth and Income Fund                  555,000   771,000   361,000
CORE U.S. Equity Fund                   380,000   108,000    58,000
CORE Large Cap Growth Fund/1/               N/A       N/A       N/A
CORE Small Cap Equity Fund/1/               N/A       N/A       N/A
CORE International Equity Fund/1/           N/A       N/A       N/A
Capital Growth Fund                     323,000   523,000   815,000
International Equity Fund             1,563,000   211,000   660,000
Small Cap Value Fund                    219,000   202,000   868,000
Emerging Market Equity Fund/1/              N/A       N/A       N/A
Asia Growth Fund                      1,397,000   507,000   829,000
Real Estate Securities Fund/1/              N/A       N/A       N/A

---------------

1    Not operational.

     Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto. For the last three fiscal years the amounts paid to Goldman Sachs by each Fund then in existence for transfer agency services performed were as follows:

                                      Class A & B          Class A         Class A
                                          1997               1996            1995
                                     ==============  ====================  ========
Balanced Fund                              $148,576        $ 72,067        $ 20,000
Growth and Income Fund                      870,527         542,671         262,158
CORE U.S. Equity Fund                       319,246         103,682         151,230
CORE Large Cap Growth Fund/1/                   N/A             N/A             N/A
CORE Small Cap Equity Fund/1/                   N/A             N/A             N/A
CORE International Equity Fund/1/               N/A             N/A             N/A
Capital Growth Fund                         908,310         549,844         694,014
International Equity Fund                   586,243         129,313         481,169
Small Cap Value Fund                        511,883         254,292         600,618
Emerging Markets Equity Fund/1/                 N/A             N/A             N/A
Asia Growth Fund                            385,114         192,097         120,000
Real Estate Securities Fund/1/                  N/A             N/A             N/A

                                         Institutional        Service        Institutional
                                            Shares            Shares            Shares
                                             1997              1997              1996
                                           ========          ========          ========
Balanced Fund/1/                           $    N/A          $    N/A          $    N/A
Growth and Income Fund                           15               488               N/A
CORE U.S. Equity Fund/2/                        N/A               N/A            11,571
CORE Large Cap Growth Fund/1/                   N/A               N/A               N/A
CORE Small Cap Equity Fund/1/                   N/A               N/A               N/A
CORE International Equity Fund/1/               N/A               N/A               N/A
Capital Growth Fund/1/                          N/A               N/A               N/A
Mid Cap Equity Fund/3/                       51,464               N/A            26,082
International Equity Fund/2/                    N/A               N/A               N/A
Small Cap Value Fund/1/                         N/A               N/A               N/A
Emerging Markets Equity Fund/1/                 N/A               N/A               N/A
Asia Growth Fund/2/                             N/A               N/A               N/A
Real Estate Securities Fund/1/                  N/A               N/A               N/A

1    Not operational.
2    Contractually set to 0.
3    Commenced operations on August 1, 1995.

          The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.


EXPENSES
========

          Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses include, without limitation, the fees payable to the Advisers, the fees and expenses payable to the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution, authorized dealer, service and administration plans, compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer, service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

          The Investment Advisers voluntarily have agreed to reduce or limit certain "Other Expenses" (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                       Other
                                                      Expenses
                                                      --------
     Balanced Fund                                     0.10%
     Growth and Income Fund                            0.11%
     CORE U.S. Equity Fund                             0.06%
     CORE Large Cap Growth Fund                        0.05%
     CORE Small Cap Equity Fund                        0.20%
     CORE International Equity Fund                    0.25%
     Mid Cap Equity Fund                               0.10%
     International Equity Fund                         0.20%
     Emerging Markets Equity Fund                      0.16%
     Asia Growth Fund                                  0.24%


     Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Adviser in its discretion at any time.

     Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Adviser's costs of performing certain accounting services not being provided by a Fund's Custodian.

     For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows:


                                       1997      1996      1995
                                     ========  ========  ========

Balanced Fund                        $319,552  $192,405  $ 95,906
Growth and Income Fund                      0         0   106,725
CORE U.S. Equity Fund                 104,833   110,581       N/A
CORE Large Cap Growth Fund/1/             N/A       N/A       N/A
CORE Small Cap Equity Fund/1/             N/A       N/A       N/A
CORE International Equity Fund/1/         N/A       N/A       N/A
Capital Growth Fund                       N/A       N/A       N/A
Mid Cap Equity Fund/2/                 72,441    85,515       N/A
International Equity Fund             144,265       N/A       N/A
Small Cap Value Fund                      N/A       N/A       N/A
Emerging Markets Equity Fund/1/           N/A       N/A       N/A
Asia Growth Fund                       50,407         0    35,905
Real Estate Securities Fund/1/            N/A       N/A       N/A

________________________________
1  Not operational.
2  Commenced operations on August 1, 1995.


CUSTODIAN AND SUB-CUSTODIANS
============================

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
==============================

     Arthur Andersen LLP, independent public accountants, 225 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of a Fund, the Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses), advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts, effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and providing lawful and appropriate assistance to the Advisers in the performance of their decision-making responsibilities. Such services are used by the Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Advisers in providing management services for the Trust.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

     On occasions when an Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Adviser acts as investment adviser or subadviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

 For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:


                                                         Total                Total          Brokerage
                                                       Brokerage            Amount of       Commissions
                                         Total        Commissions          Transaction         Paid
                                       Brokerage        Paid to             on which        to Brokers
                                      Commissions      Affiliated          Commissions       Providing
                                         Paid           Persons               Paid           Research
                                      ===========  ==================  ===================  ===========

Fiscal Year Ended
January 31, 1997:

Balanced Fund                          $   62,072  $  5,112 (8%)/1/    $ 1,057,742(15%)/2/      $     0
Growth and Income Fund                    779,396    77,587(10%)/1/      13,310,208(9%)/2/            0
CORE U.S. Equity Fund                     279,620          0(0%)/1/       6,706,824(0%)/2/            0
CORE Large Cap Growth Fund/ 3/        N/A          N/A                 N/A                  N/A
CORE Small Cap Equity Fund/ 3/        N/A          N/A                 N/A                  N/A
CORE International Equity Fund/ 3/    N/A          N/A                 N/A                  N/A
Capital Growth Fund                     1,460,140   304,052(21%)/1/      29,920,578(1%)/2/       42,039
Mid Cap Equity Fund                       364,294     22,134(6%)/1/       6,655,100(7%)/2/            0
International Equity Fund               1,529,436               0(0%)    48,059,958(0%)/2/            0
Small Cap Value Fund                      758,205     36,087(5%)/1/      16,439,842(1%)/2/            0
Emerging Markets Equity Fund/3/       N/A          N/A                 N/A                  N/A
Asia Growth Fund                        1,554,313     50,624(3%)/1/     102,609,295(4%)/2/            0
Real Estate Securities Fund/ 3/       N/A          N/A                 N/A                  N/A


                                                        Total                Total            Brokerage
                                                      Brokerage            Amount of         Commissions
                                         Total       Commissions          Transaction           Paid
                                       Brokerage       Paid to              on which         to Brokers
                                      Commissions     Affiliated          Commissions         Providing
                                         Paid          Persons                Paid            Research
                                      ===========  ================  ======================  ===========

Fiscal Year Ended
January 31, 1996:

Balanced Fund                          $   56,860  $  7,391(13%)/1/  $   29,697,202(13%)/2/           $0
Growth and Income Fund                    841,605     71,218(8%)/1/      425,040,430(9%)/2/            0
CORE U.S. Equity Fund                     121,424          0(0%)/1/      148,427,497(0%)/2/            0
CORE Large Cap Growth Fund/3 /        N/A          N/A               N/A                     N/A
CORE Small Cap Equity Fund/ 3/        N/A          N/A               N/A                     N/A
CORE International Equity Fund/ 3/    N/A          N/A               N/A                     N/A
Capital Growth Fund                     1,979,949   284,660(14%)/1/   1,034,755,196(11%)/2/            0
Mid Cap Equity Fund                       315,212    40,935(13%)/1/     142,547,552(11%)/2/            0
International Equity Fund               1,260,992     13,629(1%)/1/      359,700,166(1%)/2/            0
Small Cap Value Fund                      690,234    72,980(11%)/1/      170,616,044(6%)/2/            0
Emerging Markets Equity Fund/3 /      N/A          N/A               N/A                     N/A
Asia Growth Fund                        1,676,525      3,778(0%)/1/      247,662,049(2%)/2/            0
Real Estate Securities Fund/ 3/       N/A          N/A               N/A                     N/A


                                                        Total               Total           Brokerage
                                                      Brokerage           Amount of        Commissions
                                         Total       Commissions         Transaction          Paid
                                       Brokerage       Paid to             on which        to Brokers
                                      Commissions     Affiliated         Commissions        Providing
                                         Paid          Persons               Paid           Research
                                      ===========  ================  ====================  ===========

Fiscal Year Ended
January 31, 1995:

Balanced Fund                          $    9,652  $  1,522(16%)/1/  $  7,216,224(10%)/2/           $0
Growth and Income Fund                    637,080    77,404(12%)/1/    468,165,610(7%)/2/            0
CORE U.S. Equity Fund                     119,192          0(0%)/1/     99,616,396(0%)/2/            0
CORE Large Cap Growth Fund/3/         N/A          N/A               N/A                   N/A
CORE Small Cap Equity Fund/ 3/        N/A          N/A               N/A                   N/A
CORE International Equity Fund/ 3/    N/A          N/A               N/A                   N/A
Capital Growth Fund                     1,427,413   273,076(19%)/1/   786,135,073(13%)/2/            0
Mid Cap Equity Fund                   N/A          N/A               N/A                   N/A
International Fund                      1,799,525          0(0%)/1/    546,364,113(0%)/2/            0
Small Cap Value Fund                      555,667     23,137(4%)/1/    392,235,715(2%)/2/            0
Emerging Markets Equity Fund/3/       N/A          N/A               N/A                   N/A
Asia Growth Fund                        1,002,148     67,754(7%)/1/    171,880,775(2%)/2/            0
Real Estate Securities Fund/ 3/       N/A          N/A               N/A                   N/A

----------------------------

1    Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
3    Not operational.

During the fiscal year ended January 31, 1997, the Trust acquired and sold securities of its regular broker-dealers: all brokers below and JP Morgan. As of January 31, 1997, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands):

Fund                       Broker/Dealer    Amount
------------------------  ----------------  -------

Balanced Fund             Bear Stearns      $ 6,679
                          Lehman Brothers     2,098
                          Chase Securities      490

Growth and Income Fund    Chase Securities  $ 6,003
                          Lehman Brothers    11,099
                          Bear Stearns       19,457

Core US Equity Fund       Chase Securities    1,193
                          Smith Barney        6,439
                          Merrill Lynch       4,423
                          Morgan Stanley      2,188
                          Salomon Brothers    4,249
                          Bear Stearns        2,614
                          Lehman Brothers       659

Capital Growth Fund       Bear Stearns       13,286
                          Lehman Brothers     3,349

Mid Cap Equity Fund       Lehman Brothers     2,151
                          Bear Stearns        2,977

Small Cap Value Fund      Bear Stearns       12,052
                          Lehman Brothers     3,038


                                NET ASSET VALUE

          Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class.
All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

          In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

          Portfolio securities of the Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the National Association of

Securities Dealers Automated Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) debt securities will be valued using a pricing service approved by the Trustees if such prices are believed by the investment adviser to accurately represent market value; (c) overnight repurchase agreements will be valued by the investment adviser at cost; (d) term repurchase agreements (i.e., those whose maturity exceeds seven days) and interest rate swaps, caps, collars and floors will be valued at the average of the bid quotations obtained daily from at least two dealers or, for term repurchase agreements, recognized counterparties; (e) debt securities with a remaining maturity of 60 days or less are valued by the investment adviser at amortized cost, which the Trustees have determined to approximate fair value; (e) spot and forward foreign currency exchange contracts will be valued using a pricing service such as Reuters then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (g) exchange-traded options and futures contracts will be valued by the custodian bank at the last sale price on the exchange where such contracts and options are principally traded; and (h) over-the-counter options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank; and (i) all other securities, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate; will be valued at fair value as stated in the valuation procedures which were approved by the Board of Trustees. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation. If accurate quotations are not readily available, such contracts will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank. If broker quotes are used, the portfolio manager/trader will identify one independent unaffiliated broker from whom the custodian bank will obtain prices daily and another independent unaffiliated broker from whom the custodian bank will obtain quotes at least weekly. The custodian bank will promptly notify the portfolio manager/trader and a member of the GSAM Valuation Committee or a designee thereof of any deviations equal to or greater than 3% between the weekly quote and the daily quotes for the date that the weekly quotes were obtained. The investment adviser will promptly provide instructions to the custodian bank. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation.

          Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's calculation of net asset values unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

          The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.


                            PERFORMANCE INFORMATION

          A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

          Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

          The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

          Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

          Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The following table indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

          Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

          From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Consumer's Digest, Consumer's Report, Investors Business Daily, The New York Times, Kiplinger's Personal Finance Magazine, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements; (j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000 Index - Total Return; (o) Russell 1000 Growth Index-Total Return; (p) the Value-Line Composite-Price Return; (q) the Wilshire 4500 Index; (r) the FT-Actuaries Europe and Pacific Index, and (s) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley including (EAFE), and the Morgan Stanley Capital International Combined Asia ex Japan Free Index, the Morgan Stanley Capital International Emerging Markets Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (t) the FT-Actuaries Europe and Pacific Index; (u) CDA/Wiesenberger Investment Companies Services or Wiesenberger Investment Companies Service; (v) The Goldman Sachs Commodities Index; and (w) information produced by Micropal, Inc.. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

          Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:


     . cost associated with aging parents;

     . funding a college education (including its actual and estimated cost);

     . health care expenses (including actual and projected expenses);

     . long-term disabilities (including the availability of, and coverage provided by, disability insurance);

     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

     . asset allocation strategies and the benefits of diversifying among asset classes;

     . the benefits of international and emerging market investments;

     . the effects of inflation on investing and saving;

     . the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

     . measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

     . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

     . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

     . total stock market capitalizations of specific countries and regions on a global basis;

     . performance of securities markets of specific countries and regions; and

     . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

     The CORE Large Cap Growth Fund was organized on May 1, 1997 and has no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, the Fund has adopted the adjusted performance record of a separate account managed by the Advisers for periods prior to the Funds' commencement of operations which converted into Class A Shares as of the commencement date. Any quotation of performance data of this Fund relating to this period will include the adjusted performance record of the applicable separate account. The performance record of the separate account quoted by the Fund have been adjusted downward based on the expenses applicable to Class A Shares (the class into which the separate account transferred) to reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Authorized Dealer Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to May 1, 1997, the separate account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, the separate account was not registered as an investment company under the Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the Act. If the separate account had been registered as an investment company under the Act, the separate account's performance may have been adversely affected by such restrictions and requirements. On May 1, 1997, the separate account transferred a portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the separate account

(based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                                                 Assuming no
                                                                                                 voluntary waiver
                                                                                                 of fees and no
                                                                                                 expense reimburse-
                                                                                                 ments
                                                                             --------------------------------------
                                                                              Assumes   Assumes   Assumes   Assumes
                                                                             5.5% sales no sales 5.5% sales no sales
Fund                       Class          Time Period                           charge   charge   charge     charge
-------------------------  -------------  ----------------------------------     -----    -----    -----    -------

Balanced Fund              A              10/12/94-1/31/97 - Since inception     17.41%   20.32%   15.50%   18.27%
Balanced Fund              A              2/1/96-1/31/97 - One year              12.07%   18.59%   11.22%   17.69%
Balanced Fund              B              5/1/96-1/31/97 - Since inception*        N/A    16.22%     N/A    15.79%

Growth and Income          A              2/5/93-1/31/97 - Since inception       17.31%   18.98%   16.50%   18.17%
Growth and Income          A              2/1/96-1/31/97 - One year              21.39%   28.42%   21.13%   28.14%
Growth and Income          B              5/1/96-1/31/97 - Since inception*        N/A    22.23%     N/A    22.23%
Growth and Income          Institutional  6/3/96-1/31/97 - Since inception*        N/A    20.77%     N/A    20.77%
Growth and Income          Service        3/6/96-1/31/97 - Since inception*        N/A    23.87%     N/A    23.87%

CORE U.S. Equity           A              5/24/91-1/31/97 - Since inception      13.54%   14.67%   13.25%   14.38%
CORE U.S. Equity           A              2/1/92-1/31/97 - Five year             13.99%   15.29%   13.70%   15.00%
CORE U.S. Equity           A              2/1/96-1/31/97 - One year              16.98%   23.75%   16.69%   23.44%
CORE U.S. Equity           B              5/1/96-1/31/97 - Since inception*        N/A    18.59%     N/A    18.47%
CORE U.S. Equity           Institutional  6/15/95-1/31/97 - Since inception        N/A    28.04%     N/A    27.74%
CORE U.S. Equity           Institutional  2/1/96-1/31/97 - One year                N/A    24.63%     N/A    24.39%
CORE U.S. Equity           Service        6/7/96-1/31/97 - Since inception*        N/A    15.92%     N/A    15.71%

CORE Large Cap Growth      A               11/1/91-7/31/97 - Since inception     21.00%   22.23%     N/A   N/A
CORE Large Cap Growth      A                      6/1/92-7/31/97 - Five year     23.44%   24.74%     N/A   N/A
CORE Large Cap Growth      A                      6/1/96-7/31/97 - One year      46.72%   55.50%     N/A   N/A

CORE Large Cap Growth      B              5/1/97-7/31/97 - Since inception*        N/A    19.40%     N/A   N/A

CORE Large Cap Growth      Institutional  11/1/91-7/31/97 - Since inception        N/A    22.23%     N/A   N/A
                           Institutional  6/1/92-7/31/97  - Five year              N/A    24.74%     N/A   N/A
                           Institutional  6/31/96-7/31/97 - One Year               N/A    55.50%     N/A   N/A

CORE Large Cap Growth      Service        5/1/97-7/31/97 - Since inception*        N/A    19.40%     N/A   N/A

Capital Growth             A              4/20/90-1/31/97 - Since inception      15.57%   16.54%   15.24%   16.21%
Capital Growth             A              2/1/92-1/31/97 - Five year             15.42%   16.73%   15.14%   16.44%



                                                                                     Assuming no voluntary
                                                                                     waiver of fees and no
                                                                                     expense reimbursements
                                                                             -------------------------------------
                                                                               Assumes  Assumes   Assumes   Assumes
                                                                             5.5% sales no sales 5.5% sales no sales
Fund                       Class          Time Period                           charge   charge   charge     charge
-------------------------  -------------  ----------------------------------     -----    -----    -----    -------

Capital Growth             A              2/1/96-1/31/97 - One year              19.04%   25.97%   18.75%   25.66%
Capital Growth             B              5/1/96-1/31/97 - Since inception*        N/A    19.39%     N/A    19.39%

Mid Cap Equity             Institutional  8/1/95-1/31/97 - Since inception         N/A    21.65%     N/A    21.55%
Mid Cap Equity             Institutional  2/1/96-1/31/97 - One year                N/A    25.63%     N/A    25.55%

International Equity       A              12/1/92-1/31/97 - Since inception       9.66%   11.15%    9.40%   10.90%
International Equity       A              2/1/96-1/31/97 - One year               7.26%   13.48%    7.05%   13.26%
International Equity       B              5/1/96-1/31/97 - Since inception*        N/A     2.83%     N/A     2.75%
International Equity       Institutional  2/7/96-1/31/97 - Since inception*        N/A    12.53%     N/A    12.38%
International Equity       Service        3/6/96-1/31/97 - Since inception*        N/A    10.42%     N/A    10.28%

Small Cap Value            A              10/22/92-1/31/97- Since inception      12.12%   13.61%   11.79%   13.28%
Small Cap Value            A              2/1/96-1/31/97 - One year              20.27%   27.28%   19.98%   26.97%
Small Cap Value            B              5/1/96-1/31/97 - Since inception*        N/A     5.39%     N/A     5.39%

Asia Growth                A              7/8/94-1/31/97 - Since inception        4.46%    6.78%    4.15%    6.47%
Asia Growth                A              2/1/96-1/31/97 - One year              -6.44%   -1.01%   -6.59%   -1.17%
Asia Growth                B              5/1/96-1/31/97 - Since inception *       N/A    -6.02%     N/A    -6.06%
Asia Growth                Institutional  2/2/96-1/31/97 - Since inception *       N/A    -1.09%     N/A    -1.24%
--------------------------

All returns are average annual total returns.
* Represents an aggregate total return (not annualized) since this class has not completed a full twelve months of operations.

          From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

          The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

          In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

          A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

          Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return with respect to each class of shares of a Fund will differ.


                              SHARES OF THE TRUST

          The Funds were reorganized from series of a Maryland corporation as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997, on April 30, 1997.

          The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series
in respect of assets specifically allocated to such class or series.   The
Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of the Funds into five classes: Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares.

          Each Institutional Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by Class A, Class B or Class C Shares than Institutional and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. Currently, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privilege" in the Prospectus.

          Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the institution's customers.

          Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.

          Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares.

          Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

          Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

          It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund.
Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

          Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

          When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

          As of July 24, 1997, State Street Bank & Trust Company as Trustee (GS Profit Sharing Master Trust), Attn. Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992, was recordholder of 95.80% of Mid

Cap Equity Fund's outstanding shares; Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 64.71% and GS & Co. FBO William C. Strutt IRA, 455 Coconut Palm Road, Vero Beach, FL 32963-3710 was recordholder of 5.36% of CORE Large Cap Growth Fund's outstanding shares; State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 12.27% and Marine Midland Bank as Trustee for Mark IV Ind. & Subs Employees Retirement Income Fund, P.O. Box 1329, Attention: Mutual Fund Processing, Buffalo, NY 14240-1329 was recordholder of 7.30% of CORE U.S. Equity Fund's outstanding shares; Frontier Trust Co., FBO Dade County Public Schools, Attention: Agnes R. McMurray; 1720 S. Gadsden Street, Tallahassee, FL 32301-5547 was recordholder of 5.22% and Trukan and Co., Attention: K. Ufford, P.O. Box 3699, Wichita, KS 67201-3699 was recordholder of 5.15% of Balanced Fund's outstanding shares; The Goldman Sachs Group LP, Attention: Elaine King, 85 Broad Street, New York, New York 10004, was recordholder of 63.63% of CORE Small Cap Equity Fund and 85.42% of CORE International Equity Fund's outstanding shares.

          Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

          The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

          The Declaration of Trust provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising form such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

          The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class;

or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

          The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or their organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

          The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholder, (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

          The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Trust Instrument with respect to any other series or class.

SHAREHOLDER AND TRUSTEE LIABILITY

          Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

          In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

          The Declaration of Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                                    TAXATION

          The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.


GENERAL
=======

          Each Fund is a separate taxable entity. CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities and Emerging Markets Equity Funds each intend to elect and each other Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.


          Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

          If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

          In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31,

1997 of capital loss carry forwards expiring in 2002, 2003, and 2004, respectively, for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.


          Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

          Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund.
Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

          A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

          Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

          If the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds make this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

          If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

          Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

          If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

          Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

          Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporations. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by CORE International Equity, International Equity, Asia Growth and Emerging Markets Equity Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

          Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

TAXABLE U.S. SHAREHOLDERS - SALE OF SHARES
==========================================

          When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise short-term, subject to the rules described below. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

          Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

          The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

          Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

          Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

          Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

          The audited financial statements and related Reports of Independent Public Accountants, contained in the 1997 Annual Report of each of the Funds (except CORE Large Cap Growth Fund), are incorporated herein by reference into this Additional Statement and attached hereto. Unaudited financial statements for the CORE Large Cap Growth Fund for the period ended July 31, 1997 are also attached hereto and incorporated by reference into this Statement of Additional Information. No other part of the Annual or Semi-Annual Report is incorporated by reference herein.

                               OTHER INFORMATION

          Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

          The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.

          The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

          Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

    CLASS A DISTRIBUTION PLANS. As described in the Prospectus, the Trust with respect to Class A Shares of each Fund has adopted a distribution plan (the "Class A Plans") pursuant to Rule 12b-1 under the Act. See "Distribution and Authorized Dealer Service Plan" in the Prospectus.

    The Class A Plans for each Fund (other than the CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds, which were approved on July 22, 1997) were most recently approved on April 23, 1997 by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class A Plans, cast in person at a meeting called for the purpose of approving the Class A Plans. The compensation payable under the Class A Plans may not exceed 0.25% per annum of each Fund's average daily net assets.

    Currently, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee for the Balanced, CORE Large Cap Growth, Capital Growth and Small Cap Value Funds and to limit the amount of such fee to 0.21% of average daily net asset attributable to Class A Shares of CORE U.S. Equity, International Equity and Asia Growth Funds; and to limit the amount of such fee to 0.04% of the average daily net asset attributable to Class A shares of the Growth and Income Fund. Goldman Sachs has no current intention of modifying or discontinuing such waiver but may do so in the future at its discretion.

    Each Class A Plan was amended effective April 30, 1997 for each of the Funds then in existence to reduce the fee payable under the Plan from 0.50% of average daily net assets attributable to Class A Shares. At the time of such amendment the Trustees approved the Authorized Dealer Service Plan pursuant to which personal and account maintenance services are provided. See "Management -- Authorized Dealer Service Plans."

    For the fiscal year ended January 31, 1997 the amounts paid to Goldman Sachs pursuant to its Class A Plan by each Fund then in existence were as follows:

                                       1997
                                     ========

Balanced Fund                        $      0
Growth and Income Fund                139,025
CORE U.S. Equity Fund                 363,264
CORE Large Cap Growth Fund/1/             N/A
CORE Small Cap Equity Fund/1/             N/A
CORE International Equity Fund/1/         N/A
Capital Growth Fund                         0
Mid Cap Equity Fund/1/                    N/A
International Equity Fund             900,274
Small Cap Value Fund                        0
Emerging Markets Equity Fund/1/           N/A
Asia Growth Fund                      526,448
Real Estate Securities Fund/1/            N/A

________________________________
1  Not operational.


          Had Goldman Sachs' voluntary limitations not been in effect the Funds would have paid Goldman Sachs the following fees during the fiscal year ended 1997 pursuant to their respective Class A Plans:

                                        1997
                                     ==========
Balanced Fund                        $  153,392
Growth and Income Fund                1,252,257
CORE U.S. Equity Fund                   432,457
CORE Large Cap Growth Fund/1/               N/A
CORE Small Cap Equity Fund/1/               N/A
CORE International Equity Fund/1/           N/A
Capital Growth Fund                   2,171,462
Mid Cap Equity Fund/1/                      N/A
International Equity Fund             1,071,755
Small Cap Value Fund                    529,684
Emerging Markets Equity Fund/1/             N/A
Asia Growth Fund                        626,724
Real Estate Securities Fund/1/              N/A

________________________________
1  Not operational.

During the fiscal year ended January 31, 1997, Goldman Sachs incurred the following expenses in connection with distribution under the Class A Plan of each applicable Fund then in existence:

                                                    Compensation                 Printing and    Preparation
                                                    and Expenses   Allocable      Mailing of        and
                                                       of the       Overhead     Prospectuses   Distribution
                                                     Distributor   Telephone      to Other        of Sales
                                      Compensation   & Its Sales   and Travel    Than Current   Literature and
                                        To Dealers    Personnel      Expenses    Shareholders     Advertising
                                       ============  ============  ============  ============   ==============

Fiscal Year Ended
January 31, 1997:

Balanced Fund/1/                               $0    $        0      $      0       $     0        $      0
Growth and Income Fund/1/                       0       897,444       823,000        64,500         158,500
CORE U.S. Equity Fund                           0       714,665       684,000        51,000         281,000
CORE Large Cap Growth Fund/2/                 N/A           N/A           N/A           N/A             N/A
CORE Small Cap Equity Fund/2/                 N/A           N/A           N/A           N/A             N/A
CORE International Equity Fund/2/             N/A           N/A           N/A           N/A             N/A
Capital Growth Fund/1/                        N/A           N/A           N/A           N/A             N/A
Mid Cap Equity/2/                             N/A           N/A           N/A           N/A             N/A
International Equity Fund/1/                    0     1,124,203       952,000        70,500         363,955
Small Cap Value Fund/1/                       N/A           N/A           N/A           N/A             N/A
Asia Growth Fund/1/                             0       558,465       343,000        37,000         155,500
Emerging Market Equity Fund/2/                N/A           N/A           N/A           N/A             N/A
Real Estate Securities Fund/2/                N/A           N/A           N/A           N/A             N/A

The table above reflects amounts expended by Goldman Sachs, which amounts are in excess of the compensation received by Goldman Sachs under the Class A Plans. The payments under the Class A Plans were used by Goldman Sachs to compensate it for the expenses shown above on a pro-rata basis.

1 COMMENCING JUNE 1, 1995, GOLDMAN SACHS IS NOT IMPOSING THE 0.25% 12B-1 FEE FOR THESE FUNDS. AS NO DISTRIBUTION REVENUE HAS BEEN EARNED AFTER THIS DATE FOR THESE FUNDS, NO EXPENSES ARE REFLECTED ABOVE.

2    NOT OPERATIONAL.

     The Class A Plans are compensation plans which provide for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If such fee exceeds Goldman Sachs' expenses, Goldman Sachs may realize a profit from these arrangements. If the Class A Plans were terminated by the Trustees and no successor plans were adopted, each Fund would cease to make payments to Goldman Sachs under the Class A Plans and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     Under the Class A Plans, Goldman Sachs, as distributor of each Fund's Class A shares, will provide to the Trustees for their review, and the Trustees will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class A Plans and the purposes for which such services were performed and expenditures were made.

     The Class A Plans will remain in effect until May 1, 1998 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class A Plans. A Class A Plan may not be amended to increase materially the amount to be spent for the services described therein as to a Fund without approval of a majority of the outstanding voting securities of the affected Fund. All material amendments of the Class A Plan must also be approved by the Trustees in the manner described above. A Class A Plan may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees or by vote of a majority of the Class A Shares of the applicable Fund. So long as the Class A Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class A Plans will benefit the Funds and their Class A shareholders.

     CLASS B DISTRIBUTION PLANS. As described in the Prospectus, the Trust has adopted on behalf of the Funds distribution plans (the "Class B Plans") pursuant to Rule 12b-1 under the Act with respect to the Class B shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The Class B Plans were most recently approved for the Funds (except CORE Small Cap Equity, CORE International Equity, Real Estate Securities and Emerging Markets Equity Funds) on April 23, 1997 and for the Emerging Markets Equity Fund on January 28, 1997 and for the CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds on July 22, 1997, by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class B Plans, cast in person at a meeting called for the purpose of approving the Class B Plans.

     With respect to each Fund, the compensation payable under the Class B Plans is equal to 0.75% per annum of the average daily net assets attributable to Class B Shares of that Fund. The fees received by Goldman Sachs under the Class B Plans and contingent deferred sales charge on Class B Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class B Shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class B Shares. If such fee exceeds Goldman Sachs' expenses, Goldman Sachs may realize a profit from these arrangements.

During the fiscal year ended January 31, 1997, Goldman Sachs incurred the following fees under the Class B Plan of each applicable Fund then in existence:

Balanced Fund                        $ 3,861
Growth and Income Fund                28,075
CORE U.S. Equity Fund                 36,508
CORE Large Cap Growth Fund/1/            N/A
CORE Small Cap Equity Fund/1/            N/A
CORE International Equity Fund/1/        N/A
Capital Growth Fund                    7,632
Mid Cap Equity Fund/1/                   N/A
International Equity Fund             44,148
Small Cap Value Fund                   8,973
Emerging Markets Equity Fund/1/          N/A
Asia Growth Fund                      10,229
Real Estate Securities Fund/1/           N/A

________________________________
1    Not operational.



     The Class B Plans are compensation plans which provide for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class B Plans were terminated by the Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     Under the Class B Plans, Goldman Sachs, as distributor of the Funds' shares, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class B Plans and the purposes for which such services were performed and expenditures were made.

     The Class B Plans will remain in effect until May 1, 1998 and from year to year, provided such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees. A Class B Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding Class B Shares of that Fund. All material amendments of the Class B Plans must also be approved by the Trustees in the manner described above. With respect to any Fund, a Class B Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the Class B Shares of that Fund. So long as a Class B Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class B Plans will benefit each Fund and their respective Class B shareholders.

     CLASS C DISTRIBUTION PLANS. As described in the Prospectus, the Trust has adopted on behalf of the Funds distribution plans (the "Class C Plans") pursuant to Rule 12b-1 under the Act with respect to the Class C shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The Class C Plans of each Fund were approved for the Funds on July 22, 1997, on behalf of the Trust by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class C Plans, cast in person at a meedting called for the purpose of approving the Class C Plans.

     With respect to each Fund, the compensation payable under the Class C Plans is equal to 0.75% per annum of the average daily net assets attributable to Class C Shares of that Fund. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class C Shares.

     No fees were paid to Goldman Sachs under the Class C Plans during the fiscal year ended January 31, 1997.

     The Class C Plans are compensation plans which provide for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class C Plans were terminated by the Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     Under the Class C Plans, Goldman Sachs, as distributor of the Funds' shares, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class C Plans and the purposes for which such services were performed and expenditures were made.

     The Class C Plans will remain in effect until May 1, 1998 and from year to year, provided such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees. A Class C Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding Class C Shares of that Fund. All material amendments of the Class C Plans must also be approved by the Trustees in the manner described above. With respect to any Fund, a Class C Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the Class C Shares of that Fund. So long as a Class C Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class C Plans will benefit each Fund and their respective Class C shareholders.

     AUTHORIZED DEALER SERVICE PLANS. As described in the prospectus, each Fund's Class A, Class B and Class C Shares have adopted a non-Rule 12b-1 Authorized Dealer Service Plan (each a "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for the provision of personal and account maintenance services. The Service Plan of CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds were initially approved on July 22, 1997, Emerging Markets Equity Fund was initially approved on January 28, 1997 and the Service Plans of CORE Large Cap Growth Fund were initially approved on April 23, 1997 by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plan. Each Service Plan of each other Fund was most recently approved by the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plan, at a meeting held on April 23, 1997. Each Fund's Service Plan provides for the compensation for personal and account maintenance services at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A or Class B shares.

     For the fiscal year ended January 31, 1997 and for the period June 1, 1995 (commencement of each Service Plan) through January 31, 1996, each Fund that was operational paid Authorized Dealer

Service fees at the foregoing rate for each Fund's Class A shares. During the period May 1, 1996 (commencement of each Class B Service Plan) through January 31, 1997, Authorized Dealer Service fees were paid with respect to each Fund's Class B shares which were then in operation at the foregoing rate.

     For the fiscal year ended January 31, 1997 and for the period June 1, 1995 through January 31, 1996, the amounts paid to Goldman Sachs pursuant to its Class A Authorized Dealer Service Plan and for the period May 1, 1996 (commencement of Class B Service Plan) through January 31, 1997, the amounts paid to Goldman Sachs pursuant to its Class B Service Plan was:


                                      Class A    Class B   Class A
                                        1997      1997       1996
                                     ==========  =======  ==========

Balanced Fund                        $  153,392  $ 1,294  $   64,145
Growth and Income Fund                1,252,257    9,358     603,426
CORE U.S. Equity Fund                   432,457   12,169     182,881
CORE Large Cap Growth Fund/1/               N/A      N/A         N/A
CORE Small Cap Equity Fund/1/               N/A      N/A         N/A
CORE International Equity Fund/1/           N/A      N/A         N/A
Capital Growth Fund                   2,171,462    2,854   1,563,448
Mid Cap Equity Fund/1/                      N/A      N/A         N/A
International Equity Fund             1,071,755   14,733     470,027
Small Cap Value Fund                    569,684    2,992     454,857
Emerging Market Equity Fund/1/              N/A      N/A         N/A
Asia Growth Fund                        626,724    3,410     276,754
Real Estate Securities Fund/1/              N/A      N/A         N/A

--------------------------------------------------------------------

1         Not operational


          The Service Plans of each Fund will remain in effect until May 1, 1998, and from year to year thereafter, provided that the continuance of each service plan is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plans. All material amendments of the Service Plans must also be approved by the Trustees in the manner described above. The Service Plans may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the affected Fund. The Trustees have determined that in their judgment there is a reasonable likelihood that the Service Plans will benefit the Funds and their shareholders.



   OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES, REDEMPTIONS,
                            EXCHANGES AND DIVIDENDS

MAXIMUM SALES CHARGES
=====================

          Class A Shares of each Fund are sold at a maximum sales charge of 5.5%. Using the initial offering price per share, as of January 31, 1997 and July 31, 1997 for the CORE Large Cap Growth Fund, the maximum offering price of each Fund's Class A shares would be as follows:

                                             Maximum   Offering
                                  Net Asset   Sales    Price to
                                    Value     Charge    Public
                                  ---------  --------  --------
Balanced Fund                        $18.78     $1.09    $19.87
Growth and Income Fund                23.18      1.35     24.53
CORE U.S. Equity Fund                 23.32      1.36     24.68
CORE Large Cap Growth Fund              N/A       N/A       N/A
CORE Small Cap Equity Fund              N/A       N/A       N/A
CORE International Equity Fund          N/A       N/A       N/A
Capital Growth Fund                   16.73      0.97     17.70
Mid Cap Equity                          N/A       N/A       N/A
International Equity Fund             19.32      1.12     20.44
Small Cap Value Fund                  20.91      1.22     22.13
Emerging Markets Equity Fund            N/A       N/A       N/A
Asia Growth Fund                      16.31      0.95     17.26
Real Estate Securities Fund             N/A       N/A       N/A


          The following information supplements the information in the Prospectus under the captions "How to Invest," "How to Sell Shares of the Funds" and "Dividends." Please see the Prospectus for more complete information.



OTHER PURCHASE INFORMATION
==========================

          If shares of a Fund are held in a "street name" account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

RIGHT OF ACCUMULATION (CLASS A)
===============================

          A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder's current holdings of existing Class A shares (acquired by purchase or exchange) of the Funds and Class A shares of any other Goldman Sachs Fund (as defined in the Prospectus) total the requisite amount for receiving a discount. For example, if a shareholder owns shares with a current market value of $35,000 and purchases additional Class A shares of any Fund with a purchase price of $25,000, the sales charge for the $25,000 purchase would be 4.75% (the rate applicable to a single purchase of more than $60,000). Class A shares purchased without the imposition of a sales charge may not be aggregated with Class A shares purchased subject to a sales charge. Class A shares of the Funds and any other Goldman Sachs Fund purchased (i) by an individual, his spouse and his children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level. For purposes of applying the right of accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of the Private Client Services Division of Goldman Sachs will be combined with Class A shares held by any other Private Client Services account. In addition, Class A shares of the Funds and Class A shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations (collectively, "eligible persons") may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. This right of accumulation is subject to the following conditions: (i) the business organization's, group's or firm's agreement to cooperate in the offering of the Funds' shares to eligible persons; and (ii) notification to the Funds at the time of purchase that the investor is eligible for this right of accumulation.

STATEMENT OF INTENTION (CLASS A)
================================

          If a shareholder anticipates purchasing at least $50,000 of Class A shares of a Fund alone or in combination with Class A shares of any other Goldman Sachs Fund within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the "Statement"). Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time. The shareholder or his Authorized Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased. There is no obligation to purchase the full amount of shares indicated in the Statement. A shareholder may include the value of all Class A shares on which a sales charge has previously been paid as an "accumulation credit" toward the completion of the Statement, but a price readjustment will be made only on Class A shares purchased within ninety (90) days before submitting the Statement. The Statement authorizes the Transfer Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS
=================================================

          A Fund shareholder should obtain and read the prospectus relating to any other Fund, Goldman Sachs Fund or ILA Portfolio (as defined in the Prospectus) and its shares or units and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund or Portfolio. The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund. Such reinvestment of dividends and distributions in shares of other Goldman Sachs Funds or in units of ILA Portfolios is available only in states where such reinvestment may legally be made.

AUTOMATIC EXCHANGE PROGRAM
==========================

          A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Portfolio and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Portfolio.

SYSTEMATIC WITHDRAWAL PLAN
==========================

          A systematic withdrawal plan (the "Systematic Withdrawal Plan") is available to shareholders of a Fund whose shares are worth at least $5,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

          Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. The maintenance of a withdrawal plan concurrently with purchases of additional Class A or Class B shares would be disadvantageous because of the sales charge imposed on purchases of Class A shares or the imposition of a CDSC on redemptions of Class A and Class B shares. The CDSC applicable to Class B shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest -- Waiver or Reduction of Continent Deferred Sales Charge" in the Prospectus. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

  We are pleased to have the opportunity to discuss the performance and holdings of the Goldman Sachs Mid-Cap Equity Fund for the 12 months ended January 31, 1997. The U.S. equity market rewarded investors with excellent returns once again in 1996, with the Goldman Sachs Mid-Cap Equity Fund outperforming its benchmark by a wide margin during the period under review. To help put the fund's performance in perspective, we will also provide a brief overview of the economic and investment environment.

OBJECTIVE AND INVESTMENT APPROACH

  The Goldman Sachs Mid-Cap Equity Fund seeks long-term capital growth primarily by investing at least 65% of its total assets in equities with market capitalizations of between $500 million and $7 billion at the time of investment. However, the fund currently intends to emphasize investments in companies with market capitalizations of under $5 billion at the time of investment. The fund is managed with a value style, which means we focus on companies whose stocks we believe are inexpensive relative to their expected long-term earnings growth and their asset value. Investments may include well-known companies that are temporarily out of favor due to cyclical economic conditions or are experiencing near-term difficulties the portfolio managers judge to be temporary in nature. In-depth fundamental research of a company's financial structure, its competitive position in the market and its management's commitment to increasing shareholder value are all critical parts of the fund's investment approach. Though we are not sector investors, we closely monitor the fund's sector and industry exposures compared with the benchmark in an effort to avoid unintentional over- or underweightings.

MID-CAPS PERFORMED WELL, BUT LAGGED LARGE-CAPS

  The U.S. stock market surged to record levels during the period under review, rising an impressive 26.3% (as measured by the Standard & Poor's 500 stock index). After a run-up from January through mid-February, market volatility notably increased, as investor sentiment vacillated between two contradictory concerns. With some economic news, investors feared that the economy was growing too quickly, making higher inflation a possibility, while other news caused them to worry that the economy was slowing, putting earnings at risk. In May, investors briefly overcame their fears and sent the market higher, but their concerns quickly reemerged and caused the market to settle into another choppy trading range that culminated in a sharp sell-off in July. However, stock prices rebounded throughout the second half of the period, as investors became more confident that the environment of low inflation, moderate economic growth and healthy corporate earnings would persist. Though small-cap stocks led the market during the first half of the year, the post-July rally was dominated by a handful of large-cap, growth companies.

  During the period, the mid-cap sector of the stock market recorded a total return of 20.9% (as measured by the Russell Midcap index), lagging its larger peers but slightly outperforming small-cap stocks, which rose 19.0% (as measured by the Russell 2000 index). The divergence between the performance of the different stock capitalizations was primarily a reflection of investors "flight to quality" in the uncertain market, with investors favoring large-cap growth companies that were highly liquid.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND (cont'd)
--------------------------------------------------------------------------------

ECONOMIC GROWTH REBOUNDED AFTER A WEAK START, THEN MODERATED

  When the period began, lackluster consumer spending, harsh winter weather and the General Motors strike restrained economic growth. Despite these adverse conditions, the economy advanced faster than expected, with first-quarter real GDP growth reported at 2.0% (annualized). Momentum accelerated even more dramatically during the second quarter, as industrial activity, automobile sales and home sales all showed significant improvement. As a result, second-quarter GDP rose a robust 4.7% (annualized), its highest rate in two years.

  The economy's torrid growth cooled markedly during the third quarter, with annualized real GDP slowing to 2.1%, largely due to lackluster consumer spending and a widening U.S. trade deficit. This slowdown proved to be temporary, however, as a wide range of economic reports pointed toward renewed strength from October through December. Fourth-quarter real GDP growth was revised to 3.9% (annualized), reflecting a narrowing trade deficit, rising consumer spending and accelerating manufacturing activity. In January 1997, the economic data suggested that the economy's advance was continuing. Despite firm growth, underlying inflation remained surprisingly mild. For all of 1996, consumer prices rose only 2.9%.

  The U.S. Federal Reserve cut the Federal funds rate by 25 basis points in January 1996, just prior to the start of the period. Though stronger than expected growth shifted investor expectations from further Federal Reserve interest rate cuts to potential tightening, the Fed then left rates unchanged. As of January 31, 1997, the Federal funds rate remained at 5.25%.

PERFORMANCE REVIEW: STRONG OUTPERFORMANCE, LED BY OUR TECHNOLOGY, FINANCIAL AND ENERGY STOCKS

  For the 12-month period ended January 31, 1997, the Goldman Sachs Mid-Cap Equity Fund had a total return of 25.63% based on net asset value, significantly outperforming the 20.90% total return of the fund's benchmark, the Russell Midcap Index. We are also pleased to note that the fund fared very well compared with its peers. For the 12-month period ended January 31, 1997, the fund ranked within the top 20% of the Lipper mid-cap fund category (30th of 157), according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

  The fund's strong results came primarily during the second half of the period, and can be attributed to successful stock selection. The best performing stocks came from a wide range of sectors, with technology, financial and energy-related investments performing particularly well. In addition, the fund benefited from several of its positions in consumer nondurables, a sector that had been underweighted early in the period and subsequently increased.

  The fund's top performers included a number of manufacturers of computer-related components. For example, we took advantage of the slump in technology stocks in early 1996 by establishing a position in TERADYNE, INC., a manufacturer of semiconductor testing equipment, at an extremely inexpensive price. The stock then rebounded much faster than we anticipated in advance of the turnaround of the semiconductor cycle. Other successful holdings in the sector were the best performing initial public offering of 1996, CYMER, INC., a producer of excimer lasers used to etch semiconductors, and SEAGATE TECHNOLOGY, INC., the world's largest independent disk-drive maker. Seagate Technology spent much of the past year

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND (cont'd)
--------------------------------------------------------------------------------

integrating its acquisition of Conner Peripherals, Inc., which gave it a dominant market share and made it the most vertically integrated hard disk-drive manufacturer. By the end of the period, we sold the fund's position in Cymer and reduced Teradyne and Seagate Technology as they appreciated and became less undervalued.

  In the financial sector, several of our bank and insurance holdings performed extremely well. Bank stocks included GREENPOINT FINANCIAL CORP., which reported strong demand for its "no-documentation" and "low-documentation" mortgages; REPUBLIC BANK OF NEW YORK CORP., which achieved an earnings improvement due to better than expected revenues and non-interest expense control; and STANDARD FED BANCORPORATION, a Michigan-based thrift that is in the process of being acquired, which we sold after it reached our target price. In the insurance industry, OLD REPUBLIC INTERNATIONAL CORP. enhanced shareholder value in a slow premium growth environment by improving its capital management, which included a stock buyback program; USLIFE CORP. surged amid takeover speculation, and ALLMERICA FINANCIAL CORP. announced a restructuring that would combine its four units.

  The fund also benefited from several of its energy and consumer nondurable investments. TOSCO CORP., an oil refiner and distributor, continued to consolidate its market position through an ambitious acquisition strategy, and LONG ISLAND LIGHTING CO., a New York-based utility, agreed to be acquired by Brooklyn Union Gas Co. at a very attractive price. In the consumer nondurable sector, SUNBEAM CORP., a leading consumer products company, surged due to the aggressive restructuring program initiated by its new CEO; and FRUIT OF THE LOOM, INC. performed well due to increased investor recognition of its ability to improve future cash flow.

DIFFICULT INDUSTRY CONDITIONS IMPACTED SEVERAL HOLDINGS

  Fund holdings that did not fulfill our expectations included several companies that were affected by difficult industry conditions. These included GEON CORP., VISHAY INTERTECHNOLOGY, INC. and STONE CONTAINER CORP., which all suffered when their respective businesses -- chemicals, electronic capacitors, and pulp and paper products -- came under pressure due to increased competition and overcapacity. Another disappointment was CENTRAL MAINE POWER CO., which was impacted by continuing uncertainty in the regulatory environment for electric utilities. We believe that the market has overreacted to the short-term problems facing these companies and the fund continued to hold them as of the end of the period.

NEW INVESTMENTS ADDED DIVERSIFICATION

  After many holdings performed extremely well and were sold upon reaching our price targets, we initiated several new investments that we determined were very undervalued. These included two stocks that were among the fund's 10 largest positions as of the end of the period under review: INTERNATIONAL MULTIFOODS CORP. and UNICOM CORP. International Multifoods Corp., a distributor of specialty foods, has a relatively low valuation, a high degree of operating leverage and new management that is expected to improve profitability, particularly in its vending distribution business. Unicom Corp., an electric utility that operates 12 nuclear units at six sites, generates excess capital and, unlike many other electric utilities, has no utility power purchase problems. We established a position after its stock price declined due to a mandated increase in spending on operations and maintenance, an issue that management believes will not impair the company's long-term prospects.

  We established a major position in PERRIGO CO., the largest manufacturer of store-brand health and

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND (cont'd)
--------------------------------------------------------------------------------

beauty aids, over-the-counter pharmaceuticals and nutritional products. We expect Perrigo to benefit from stricter cost controls as well as its "over-the-counter switch" business, where it produces drugs that are equivalent to brand-name products after the original drug patents expire. These products are a significant new source of revenues because they command higher margins and have higher unit growth. Another new position was IMATION CORP., a spin-off of 3M Co., which manufactures products for data storage, printing and publishing, medical imaging and photography. Imation has a strong balance sheet and is using the cash flow generated by its older businesses to develop new products such as high-capacity disks.

  We significantly increased the fund's existing position in THIOKOL CORP., a defense/aerospace company that has a debt-free balance sheet, trades at a very low earnings multiple and is reducing its dependence on the federal government. As part of this strategy, Thiokol formed a joint venture to manufacture components for commercial aircraft, which will enable it to benefit from an expected upturn in the aircraft cycle.


                                 TOP 10 EQUITY HOLDINGS AS OF JANUARY 31, 1997

COMPANY                                    LINE OF BUSINESS             PERCENTAGE OF TOTAL NET ASSETS
Thiokol Corp.                      Defense/Aerospace                                             3.0%
Shopko Stores, Inc.                Discount Retailer                                             2.5%
Goodyear Tire & Rubber Co.         Tire and Rubber Products                                      2.5%
Republic Bank of New York Corp.    Bank                                                          2.5%
Long Island Lighting Co.           Electric Utilities                                            2.5%
International Multi-foods Corp.    Food Distributor                                              2.4%
Avnet, Inc.                        Electronic Components Distributor                             2.4%
USLife Corporation                 Insurance                                                     2.4%
Unicom Corp.                       Utility                                                       2.4%
Owens-Illinois, Inc.               Packaging                                                     2.4%

OUTLOOK
  As of this writing, we believe the stock market, in general, is somewhat overvalued. Though we still expect the market to achieve positive results in 1997, its returns are unlikely to match the strong returns of 1995 or 1996. Despite the expensive market, the fund's current holdings are attractively valued and we expect them to continue to perform well. We intend to continue to utilize extensive fundamental research to identify attractive, undervalued stocks with solid long-term prospects.


Sincerely,

/s/ Eileen A. Aptman
Eileen A. Aptman
Portfolio Manager


/s/ Ronald E. Gutfleish
Ronald E. Gutfleish
Portfolio Manager

U.S. Active Equity Value
March 3, 1997

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

The following graph shows the value, as of January 31, 1997, of a $1,000,000 investment made on the inception date of the Fund. For comparative purposes, the performance of the Fund's benchmark (the Russell Midcap Index ("Russell Midcap")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.


                            (dollars in thousands)


                          [LINE GRAPH APPEARS HERE]


                              GS MIDCAP    RUSSELL MIDCAP

             8/1/95             $1,000         $1,000
            1/31/96             $1,069         $1,094
            1/31/97             $1,344         $1,523





                  Average Annual Total Return
              -----------------------------------
                      One Year      Since Inception
                                          (a)
              -----------------------------------
Institutional            25.63%          21.65%
 Shares



(a)  Institutional shares commenced operations on August 1, 1995.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
January 31, 1997

Shares                     Description              Value
-------------------------------------------------------------
Common Stocks--96.5%
Airlines--2.0%
102,400           Continental Airlines,           $ 2,867,200
                  Inc.*
-------------------------------------------------------------
APPLIANCE MANUFACTURER--1.8%
95,300            Sunbeam Corp., Inc.               2,644,575
-------------------------------------------------------------
AUTO--ORIGINAL EQUIPMENT MANUFACTURER--0.7%
48,500            Exide Corp.                       1,091,250
-------------------------------------------------------------
BANKS--4.1%
27,600            Greenpoint Financial Corp.        1,504,200
40,700            Republic Bank of New York         3,607,038
                  Corp.
14,800            Unionbancal Corp.                   791,800
                                                    5,903,038
-------------------------------------------------------------
CHEMICALS--COMMODITY--1.2%
94,600            Geon Co.                          1,773,750
-------------------------------------------------------------
COMPUTERS AND PERIPHERALS--3.2%
124,300           Decisionone Corp.                 2,175,250
48,000            Seagate Technology, Inc.*         2,472,000
                                                    4,647,250
-------------------------------------------------------------
CONSUMER STAPLES--1.8%
56,135            Block Drug Company, Inc.          2,638,345
-------------------------------------------------------------
DEFENSE--3.0%
76,600            Thiokol Corp.                     4,289,600
DEPARTMENT STORES--2.5%
228,000           Shopko Stores, Inc.               3,619,500
-------------------------------------------------------------
ELECTRIC UTILITIES--8.6%
242,100           Central Maine Power Co.           2,693,362
38,500            CMS Energy Corp.                  1,289,750
158,100           Long Island Lighting Co.          3,596,775
147,500           Niagara Mohawk Power              1,493,437
                  Corp.*
145,900           Unicom Corp.                      3,446,888
                                                   12,520,212
-------------------------------------------------------------
FOOD--4.1%
161,900           Chiquita Brands                   2,367,788
                  International, Inc.
197,000           International Multifoods          3,546,000
                  Corp.
                                                    5,913,788
-------------------------------------------------------------
FOREST PRODUCTS--2.7%
31,000            Georgia-Pacific Corp.             2,282,375
130,000           Stone Container Corp.             1,755,000
                                                    4,037,375
-------------------------------------------------------------
HEALTHCARE MANAGEMENT--4.8%
57,800            Health Systems                    1,495,575
                  International, Inc.*
104,900           Horizon CMS Healthcare            1,442,375
                  Corp.
126,400           Tenet Healthcare Corp.*           3,412,800
33,000            Trigon Healthcare Inc.              585,750
                                                    6,936,500
-------------------------------------------------------------
HOME BUILDERS--3.1%
46,000            Centex Corp.                      1,794,000
104,600           Lennar Corp.                      2,784,975
                                                    4,578,975
-------------------------------------------------------------
INSURANCE--LIFE--3.8%
36,900            Reliastar Financial Corp.         2,047,950
84,700            US Life Corp.                     3,472,700
                                                    5,520,650
-------------------------------------------------------------

Shares                    Description            Value
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE--PROPERTY AND CASUALTY--3.8%
90,100             Allmerica Financial Group      $ 3,299,912
84,300             American States Financial        2,223,413
                   Corp.*
                                                    5,523,325
-------------------------------------------------------------
INSURANCE BROKERS--1.5%
80,900             Old Republic                     2,174,187
                   International
                   Corp.
-------------------------------------------------------------
INVESTMENT BROKERS AND MANAGERS--1.0%
44,300             Lehman Brothers Holdings,        1,400,987
                   Inc.
-------------------------------------------------------------
LOGISTICS/TRUCKING--1.9%
106,800            Consolidated Freightways,        2,710,050
                   Inc.
-------------------------------------------------------------
LEISURE--2.1%
115,300            Royal Caribbean Cruise           3,041,038
                   Lines
-------------------------------------------------------------
MACHINERY--0.9%
22,400             Tecumseh Products, Inc.          1,293,600

MEDIA--1.2%
 76,200            Carmike Cinemas                  1,809,750
-------------------------------------------------------------
MEDICAL--2.5%
     68,800        Owens and Minor, Inc.              705,200
     272,700            Perrigo Co.                 2,897,438
                                                    3,602,638
-------------------------------------------------------------
OIL REFINING AND MARKETING--5.5%
59,400             Ashland Inc.                     2,561,625
34,600             Tosco Corp.                      3,062,100
71,700             Valero Energy Corp.              2,419,875
                                                    8,043,600
-------------------------------------------------------------
PACKAGING--2.4%
144,000            Owens-Illinois Inc.*             3,420,000
-------------------------------------------------------------
RECREATIONAL PRODUCTS--1.7%
149,300            Outboard Marine Corp.            2,482,112

RESTAURANTS--1.8%
369,800            Darden Restaurants               2,681,050
-------------------------------------------------------------
SEMICONDUCTORS AND ELECTRONICS--7.8%
56,600             Avnet, Inc.                      3,502,125
98,000             Imation Corp.                    2,854,250
69,200             Silicon Valley Group,            1,859,750
                   Inc.*
124,250            Vishay Intertechnology,          2,997,531
                   Inc.*
                                                   11,213,656
-------------------------------------------------------------
SOFTWARE--1.4%
62,900             Autodesk, Inc.                   1,989,213
-------------------------------------------------------------
STEEL--1.8%
63,600             AK Steel Holding Corp.           2,559,900
-------------------------------------------------------------
                   SUPERMARKETS--1.9%
168,800            Fleming Companies, Inc.          2,721,900
                   TECHNOLOGY CAPITAL GOODS--1.9%
91,700             Teradyne, Inc.*                  2,831,238
-------------------------------------------------------------
TEXTILES--4.1%
141,100            Angelica Corp.                   2,698,537
82,300             Fruit of the Loom, Inc.*         3,302,287
                                                    6,000,824
-------------------------------------------------------------
                   TIRE AND OTHER RELATED
                   RUBBER PRODUCTS--2.5%
66,200             Goodyear Tire & Rubber Co.       3,607,900
-------------------------------------------------------------
TOBACCO--1.4%
67,000             Universal Corp.                  2,077,000
-------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $118,250,113)        $  140,165,976
-------------------------------------------------------------

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (continued)
January 31, 1997


Principal Amount
                                    Interest Rate     Maturity Date        Value
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.8%
Joint Repurchase Agreement Account
$4,100,000                                    5.63%          02/03/97  $  4,100,000
-----------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost $4,100,000)                                                      $  4,100,000
TOTAL INVESTMENTS (COST $122,350,113)**                                $144,265,976
-----------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which value exceeds cost
                                                                       $ 27,053,378
 Gross unrealized loss for investments in which cost exceeds value
                                                                         (5,196,819)
-----------------------------------------------------------------------------------
 Net unrealized gain                                                   $ 21,856,559
-----------------------------------------------------------------------------------

*   Non-income producing security.
**  The aggregate cost for federal income tax purposes is $122,409,417.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
January 31, 1997


ASSETS:
Investment in securities, at value (identified cost               $144,265,976
 $122,350,113)
Cash                                                                    31,121
Receivables:
    Fund shares sold                                                    87,576
    Investment securities sold                                       4,552,534
    Dividends and interest                                              56,999
Deferred organization expenses, net                                     60,056
Other assets                                                            10,218

TOTAL ASSETS                                                       149,064,480

LIABILITIES:
Payables:
    Investment securities purchased                                  3,687,585
    Investment advisory fees                                            71,762
    Administration fees                                                 18,370
    Transfer agent fees                                                  4,807
Accrued expenses and other liabilities                                  28,626

TOTAL LIABILITIES                                                    3,811,150

NET ASSETS:
Paid-in capital                                                    115,859,949
Distributions in excess of net investment income                       (25,142)
Accumulated undistributed net realized gain on investment and        7,502,660
 option transactions
Net unrealized gain on investments                                  21,915,863

NET ASSETS                                                        $145,253,330

Total shares of beneficial interest outstanding, $.001 par           7,755,774
 value (50,000,000 shares authorized)
Net asset value, offering and redemption price per share (net           $18.73
 assets/shares outstanding)


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended January 31, 1997

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends                                 $ 2,631,906
Interest                                      188,358
TOTAL INCOME                                2,820,264
-----------------------------------------------------
EXPENSES:
Investment adviser fees                       771,956
Administration fees                           192,989
Professional fees                              68,906
Transfer agent fees                            51,464
Custodian fees                                 29,506
Amortization of deferred organization          17,213
 expenses
Directors' fees                                 2,234
Other                                          31,778
-----------------------------------------------------
TOTAL EXPENSES                             $1,166,046
Less Expenses reimbursable by Goldman         (72,441)
 Sachs

NET EXPENSES                                1,093,605
NET INVESTMENT INCOME                       1,726,659
-----------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENT AND OPTION TRANSACTIONS:
Net realized gain on investment            13,627,039
 transactions
Net realized gain on options written           40,466
Net change in unrealized gain on           14,749,074
 investments
-----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON        28,416,579
 INVESTMENT AND OPTION TRANSACTIONS
-----------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING      $30,143,238
 FROM OPERATIONS
-----------------------------------------------------



The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding throughout Each Period


--------------------------------------------------------------------------------


                                                    FOR THE                                 FOR THE
                                                  YEAR ENDED                              PERIOD ENDED
                                               JANUARY 31, 1997                       JANUARY 31, 1996 (A)
                                        ----------------------------             ---------------------------
FROM OPERATIONS:
Net investment income                                   $  1,726,659                            $  1,088,855
Net realized gain on investment                           13,627,039                                 547,655
 transactions
Net realized gain (loss) on options                           40,466                                 (83,442)
 written
Net change in unrealized gain on                          14,749,074                               7,166,789
 investments
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                            30,143,238                              8,719,857
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                (1,837,675)                               (986,293)
In excess of net investment income                           (25,142)                                    ---
From net realized gains                                   (6,629,058)                                    ---
Total distributions to shareholders                       (8,491,875)                               (986,293)
------------------------------------------------------------------------------------------------------------

FROM SHARE TRANSACTIONS:                  SHARES                                   SHARES
------------------------------------------------------------------------------------------------------------
Proceeds from sales of shares                227,071       3,933,239               9,029,858     135,730,361
Reinvestment of dividends and                483,747       8,489,760                  64,045         986,293
 distributions
Cost of shares repurchased                (1,480,859)    (24,491,993)               (568,088)     (8,779,257)
Net increase (decrease) in net assets
 resulting from share transactions          (770,041)    (12,068,994)              8,525,815     127,937,397

------------------------------------------------------------------------------------------------------------
TOTAL INCREASE                                             9,582,369                             135,670,961
NET ASSETS:
Beginning of period                                      135,670,961                                     ---
End of period                                           $145,253,330                            $135,670,961
------------------------------------------------------------------------------------------------------------
Accumulated undistributed
 (distributions in excess of) net                       $    (25,142)                           $    102,562
 investment income
------------------------------------------------------------------------------------------------------------

(a) For the period from August 1, 1995 (commencement of operations) to January 31, 1996.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------

                                                                     FOR THE                    FOR THE
                                                                    YEAR ENDED                PERIOD ENDED
                                                                 JANUARY 31, 1997          JANUARY 31, 1996 (a)
                                                        ------------------------------------------------------
Net asset value, beginning of period                          $      15.91                     $      15.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                0.24                             0.13
Net realized and unrealized gain on investments                       3.77                             0.90
 and options
------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                        4.01                             1.03
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                (0.24)                           (0.12)
------------------------------------------------------------------------------------------------------------
In excess of net investment income                                   (0.02)                              --
Net realized gain on investments and option                          (0.93)                              --
 transactions
------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                  (1.19)                           (0.12)
------------------------------------------------------------------------------------------------------------
Net increase in net asset value                                       2.82                             0.91
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $      18.73                     $      15.91
Total return /(b)/                                                   25.63%                            6.89% /(d)/
Portfolio turnover rate                                              74.03%                           58.77% /(d)/
Average commission rate /(e)/                                 $     0.0547                               --
Net assets at end of period                                   $145,253,330                     $135,670,961
Ratio of net expenses to average net assets /(c)/                     0.85%                            0.85%
Ratio of net investment income to average net assets /(c)/            1.35%                            1.67%
Ratios assuming no expense limitations:
      Ratio of expenses to average net assets /(c)/                   0.91%                            0.98%
      Ratio of net investment income to average net assets /(c)/      1.29%                            1.54%
------------------------------------------------------------------------------------------------------------

/(a)/ For the period from August 1, 1995 (commencement of operations) to January
     31, 1996.
/(b)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(c)/  Annualized.
/(d)/  Not annualized.
/(e)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
January 31, 1997

--------------------------------------------------------------------------------
1.  ORGANIZATION

Goldman Sachs Mid-Cap Equity Fund ("the Fund") is a separate diversified portfolio of Goldman SachsEquity Portfolios, Inc. (the "Company"). The Company consists of eight funds and is a Marylandcorporation registered under the Investment Company Act of 1940, as amended, as an open-end,management investment company. The Fund offers two classes of shares - Institutional shares andService shares. No Service shares were outstanding as of January 31, 1997.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significantaccounting policies consistently followed by the Fund. The preparation of financial statements inconformity with generally accepted accounting principles requires management to make estimatesand assumptions that may affect the reported amounts.

A.  Investment Valuation
--  --------------------

Investments in securities traded on a U.S. or foreignsecurities exchange or the NASDAQ system are valued daily at their last sale or closing price on theprincipal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on aU.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, andsecurities traded on a foreign exchange will be valued at the official bid price. Unlisted equity anddebt securities for which market quotations are available are valued at the mean between the mostrecent bid and asked prices. Debt securities are valued at prices supplied by an independent pricingservice, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-termdebt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, andother securities for which quotations are not readily available, are valued at fair value using methodsapproved by the Board of Directors of the Company.

B.  Securities Transactions and Investment Income
--  ---------------------------------------------

Securities transactions are recorded on the tradedate. Realized gains and losses on sales of investments are calculated on the identified-costbasis. Dividend income is recorded on the ex-dividend date. Dividends for which the Fund hasthe choice to receive either cash or stock are recognized as investment income in an amountequal to the cash dividend. This amount is also used as an estimate of the fair value of the stockreceived. Interest income is determined on a basis of interest accrued, premium amortized anddiscount earned.

C.  Federal Taxes
--  -------------

It is the Fund's policy to comply with the requirements of the Internal Revenue Codeapplicable to regulated investment companies and to distribute substantially all of its investmentcompany taxable income and capital gains to its shareholders. Accordingly, no federal tax provisionis required. The characterization of distributions to shareholders for financial reporting purposes isdetermined in accordance with income tax rules. Therefore, the source of a portfolio's distributionsmay be shown in the accompanying financial statements as either from or in excess of netinvestment income or net realized gain on investment transactions, or from capital, dependingon the type of book/tax differences that may exist.

D.  Deferred Organization Expenses
--  ------------------------------
Organization-related costs are being amortized on a straight-line basis over a period of five years.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
January 31, 1997

--------------------------------------------------------------------------------

E.  Expenses
--  --------

Expenses incurred by the Company which do notspecifically relate to an individual fund of the Company are allocated to the funds based on eachfund's relative average net assets for the period.

F.  Option Accounting Principles
--  ----------------------------

When the Fund writes call or put options, an amount equal to the premium received is recordedas an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires onits stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes again or loss without regard to any unrealized gain or loss on the underlying security, and the liabilityrelated to such option is extinguished. When a written call option is exercised, the Fund realizes again or loss from the sale of the underlying security, and the proceeds of the sale are increasedby the premium originally received. When a written put option is exercised, the amount of thepremium originally received will reduce the cost of the security which the Fund purchases uponexercise. There is a risk of loss from a change in value of such options which may exceed the relatedpremiums received.

  Upon the purchase of a call option or aprotective put option by the Fund, the premium paid is recorded as an investment and subsequentlymarked-to-market to reflect the current market value of the option. If an option which the Fundhas purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount ofthe cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gainor loss, depending on whether the sale proceeds from the closing sale transaction are greater or lessthan the cost of the option. If the Fund exercises a purchased put option, the Fund will realize a gainor loss from the sale of the underlying security, and the proceeds from such sale will be decreased bythe premium originally paid. If the Fund exercises a purchased call option, the cost of the securitywhich the Fund purchases upon exercise will be increased by the premium originally paid.

G.  Futures Contracts
--  -----------------

The Fund may enter into financial futures contracts for hedging purposes or to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cashor securities equal to the minimum "initial margin" requirement of the futures exchange on which thecontract is traded. Subsequent payments ("variation margin") are made or received by theFund each day, dependent on the daily fluctuations in the value of the underlying index, and arerecorded for financial reporting purposes as unrealized gains or losses by the Fund. Whenentering into a closing transaction, for book purposes, the Fund will realize a gain or loss equalto the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price, unless such price does not reflectthe fair market value of the contract, in which case the position will be valued using methods approvedby the Board of Directors of the Company.

  Certain risks may arise upon entering intofutures contracts. The predominant risk is that the changes in the value of the futures contract may notdirectly correlate with changes in the value of the underlying securities. This risk may decrease theeffectiveness of the Fund's hedging strategies and may also result in a loss to the Fund.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
January 31, 1997

--------------------------------------------------------------------------------

3.  AGREEMENTS

Goldman Sachs Asset Management ("GSAM"), aseparate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as the Fund'sinvestment adviser pursuant to an Investment Advisory Agreement. Under the InvestmentAdvisory Agreement, GSAM, subject to the general supervision of the Company's Board of Directors,manages the Fund's portfolio. As compensation for the services rendered under the AdvisoryAgreement and the assumption of the expenses related thereto, GSAM is entitled to a fee,computed daily and payable monthly, at an annual rate equal to .60% of the Fund's average daily netassets.

  GSAM also acts as the Fund's administratorpursuant to an Administration Agreement. Under the Administration Agreement, GSAM administersthe Fund's business affairs, including providing facilities. As compensation for the servicesrendered pursuant to the Administration Agreement, the Fund pays GSAM a fee, computeddaily and payable monthly, at an annual rate equal to .15% of the Fund's average daily net assets.

  Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Expenses" (excludingadvisory, administration, service plan and transfer agent fees and litigation, indemnification, taxes,interest, brokerage commissions and extraordinary expenses) until further notice to the extent suchexpenses exceed
 .06% of the average daily net assets of the Fund. For the year ended January 31,1997, these expense reimbursements amounted to $72,441 and Goldman Sachs owed the Fund $8,717at year end.

  Goldman Sachs serves as the Distributor ofshares of the Fund pursuant to a distribution agreement and receives no fee. Goldman Sachsalso serves as the Transfer Agent of the Fund for a fee.

4.  LINE OF CREDIT FACILITY

The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of creditfacility. In addition, the Fund participates in a $50,000,000 committed, unsecured revolving lineof credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, the Fund must own securities having a market value inexcess of 300% of the total bank borrowings. The interest rate on the borrowings is based on theFederal Funds rate. The committed facility also requires a fee to be paid based on the amount of thecommitment which has not been utilized. During the year ended January 31, 1997, the Fund did nothave any borrowings under these facilities.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and proceeds of sales or maturities ofsecurities (excluding short-term investments and options) for the year ended January 31, 1997 were$92,601,511 and $112,186,001, respectively.

 For the year ended January 31, 1997, optiontransactions in the Fund were as follows:


Put Options written     Contracts   Premium Received
----------------------------------------------------
Balance outstanding,
beginning of period         --      $             --
Options written               240             40,466
Options expired              (240)           (40,466)
----------------------------------------------------
Balance outstanding,
end of period                  --           $      0
----------------------------------------------------


  Certain risks arise related to written call or put options from the possible inability of counterpartiesto meet terms of their contracts.

  For the year ended January 31, 1997, GoldmanSachs earned approximately $22,000 of brokerage commissions from portfolio transactions executedon behalf of the Fund.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
January 31, 1997

--------------------------------------------------------------------------------

6.  REPURCHASE AGREEMENTS

During the term of a repurchase agreement, thevalue of the underlying securities, including accrued interest, is required to equal or exceed thevalue of the repurchase agreement. The underlying securities for all repurchase agreements are held insafekeeping at the Fund's custodian.

7.  JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, together with other registered investment companies having advisory agreements withGSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which isinvested in one or more repurchase agreements. The underlying securities for the repurchaseagreements are U.S. Treasury obligations. At January 31, 1997, the Fund had an undividedinterest in the repurchase agreements in the following joint account which equaled $4,100,000in principal amount. At January 31, 1997, the repurchase agreements held in this joint account,along with the corresponding underlying securities (including the type of security, market value,interest rate and maturity date) were as follows:


Principal                                    Interest   Maturity    Amortized
Amount                                         Rate       Date         Cost
--------------------------------------------------------------------------------
Bear Stearns Securities, dated 01/31/97, repurchase price
$800,375,333 (GNMA: $26,604,837, 7.50%, 10/15/26; FNMA:
$720,411,516, 5.50% - 8.00%, 02/01/09 -09/01/26; FHLMC:
77,372,676, 6.0% -$ 8.0%, 04/01/98 - 07/01/26)
$800,000,000                                     5.63%  02/03/97  $  800,000,000

Nomura Securities, dated 01/31/97, repurchase price
$100,047,083 (GNMA: $102,007,864, 5.5% - 10.25%
01/15/20 - 01/20/27)
  100,000,000                                    5.65   02/03/97     100,000,000

Lehman Government Securities, dated 01/31/97, repurchase
price $201,894,173 (U.S. Treasury Notes: $191,656,654,
6.375%, 01/15/00-08/15/02; U.S. Treasury Stripped
Securities: $14,095,535 05/15/02 - 11/15/03)
  201,800,000                                    5.60   02/03/97     201,800,000

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                          $1,101,800,000
--------------------------------------------------------------------------------

8.  CERTAIN RECLASSIFICATIONS

In accordance with Statement of Position 93-2, theMid-Cap Equity Fund has reclassified $8,454 from paid-in capital to distributions in excess of netinvestment income. These reclassifications have no impact on the net asset value of the Fund and isdesigned to present the Fund's capital accounts on a tax basis.

9.  OTHER MATTERS

As of January 31, 1997, The Goldman, Sachs & Co. Employees Profit Sharing and Retirement IncomePlan was the beneficial owner of approximately 98% of the outstanding shares of the Fund.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GoldmanSachs Mid-Cap Equity Fund:

  We have audited the accompanying statement ofassets and liabilities of Goldman Sachs Mid-Cap Equity Fund, one of the portfolios constituting Goldman Sachs Equity Portfolios, Inc., including the statement of investments, as of January 31, 1997, and the relatedstatement of operations and the statement of changes in net assets and the financial highlights for the periodspresented. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlightsbased on our audits.

  We conducted our audits in accordance withgenerally accepted auditing standards. Those standards require that we plan and perform the audit to obtainreasonable assurance about whether the financial statements and the financial highlights are free ofmaterial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts anddisclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accountingprinciples used and significant estimates made by management, as well as evaluating the overall financialstatement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and the financial highlights referred to above present fairly, in allmaterial respects, the financial position of Goldman Sachs Mid-Cap Equity Fund as of January 31, 1997, theresults of its operations and the changes in its net assets and the financial highlights for the periods presented, inconformity with generally accepted accounting principles.



                                                             ARTHUR ANDERSEN LLP
Boston, Massachusetts
March 15, 1997

Goldman Sachs
1 New York Plaza
New York, NY  10004



DIRECTORS
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



GOLDMAN SACHS
Investment Adviser, Administrator,
Distributor and Transfer Agent

--------------------------------------------------------------------------------
Letter to Shareholders


--------------------------------------------------------------------------------
Dear Shareholders:

           The U.S. equity market rewarded investors with excellent returns once again in the 12-month period ended January 31, 1997. Most European markets achieved significant gains as well, with several outpacing the U.S., while the performance of Asian markets varied widely. We are pleased to report that most of the Goldman Sachs equity funds performed very well in this generally favorable global equity environment.

U.S. Stocks Continued to Climb Amid Heightened Volatility

           The U.S. stock market surged to record levels during the period under review, rising an impressive 26.3% (as measured by the Standard & Poor's 500 stock index). During 1996, the market advanced in a "staircase" pattern, where notable gains are achieved within a relatively short time and are followed by a period of choppy trading. For example, after a run-up from January through mid-February, market volatility notably increased, as investor sentiment vacillated between two contradictory concerns. With some economic news, investors feared that the economy was growing too quickly, making higher inflation a possibility, while other news caused them to worry that the economy was slowing, putting earnings at risk. In May, investors briefly overcame their fears and sent the market higher, but their concerns quickly re-emerged and caused the market to settle into another choppy trading range that culminated in a sharp sell-off in July.

           By August, sentiment significantly improved when data indicated that earnings growth was more resilient than generally expected and inflation remained under control. Thus reassured, investors propelled stocks to record highs during the second half of the period, with the Dow Jones Industrial Average crossing the 6000 mark for the first time by mid-October. The ascent continued through the end of the period, with the Dow climbing to 7000 by mid-February 1997.

           Though small-cap stocks led the market during the first half of the year, the post-July rally was dominated by large-cap, growth companies. Furthermore, the rally was very narrowly focused, with a handful of large-cap stocks (primarily in the technology, finance and pharmaceutical sectors) contributing substantially to the S&P 500 index's performance for the period.

After a Weak Start, Economic Growth Rebounded, Then Moderated

           When the period began, lackluster consumer spending and the General Motors strike restrained economic growth, but the economy still advanced faster than expected, with first-quarter real GDP growth of 2.0% (annualized). Momentum accelerated even more dramatically during the second quarter, as industrial activity, automobile sales and home sales all showed significant improvement. As a result, second-quarter real GDP rose a robust 4.7% (annualized), its highest rate in two years.

           The economy's torrid growth cooled markedly during the third quarter with an annualized real GDP growth of 2.1%, largely due to lackluster consumer spending and a widening U.S. trade deficit. This slowdown proved to be temporary, however, as the economy strengthened from October through December. Fourth-quarter real GDP


--------------------------------------------------------------------------------
Table of Contents
Introduction/Market Overview.............................................    1
Goldman Sachs Balanced Fund..............................................    4
Goldman Sachs Select Equity Fund.........................................   14
Goldman Sachs Growth and Income Fund.....................................   22
Goldman Sachs Capital Growth Fund........................................   28
Goldman Sachs Small Cap Equity Fund......................................   34
Goldman Sachs International Equity Fund..................................   40
Goldman Sachs Asia Growth Fund...........................................   48
Financial Statements.....................................................   56
Notes to Financial Statements............................................   64
Financial Highlights.....................................................   74
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)

growth was revised to 3.9% (annualized), reflecting a narrowing trade deficit, rising consumer spending and accelerating manufacturing activity. Despite firm growth, underlying inflation remained surprisingly mild. For all of 1996, consumer prices rose only 2.9%. In January 1997, most indicators suggested that the economy would continue to advance.

           The U.S. Federal Reserve cut the Federal funds rate by 25 basis points in January 1996, just prior to the start of the period, in response to generally poor year-end economic conditions. Though stronger than expected growth shifted investor expectations from further Federal Reserve interest rate cuts to potential tightening, the Fed then left rates unchanged. As of January 31, 1997, the Federal funds rate remained at 5.25%.

The Dollar Resumed Its Climb Against the Yen and the Mark Following a Brief July Slide

           During the period under review, the dollar continued to strengthen, rising to a 47-month high against the yen and a 31-month high against the mark. Though the dollar declined briefly in July along with the U.S. stock market, it quickly rebounded in August and continued to rally through the end of the period. The dollar's climb was reflective of several developments, including the relative strength of the U.S. economy, reductions in the budget deficit and controlled inflation. Despite the run-up, Goldman Sachs' economists do not expect a major impact on U.S. growth in 1997, nor do they anticipate a major decrease in exports, as the dollar's effect on U.S. trade flows is relatively small and stretched out over time. Furthermore, domestic demand in Canada and Mexico, which together accounted for nearly one-third of U.S. exports in 1996, is expected to rise.

The International Market Environment: European Equities Performed Well, Japan Declined Sharply and Asian Markets Were Mixed Amid Increased Volatility

           During the period under review, most global economies experienced modest growth, but long-awaited recoveries in Europe and Japan fell short of expectations. In Europe, several major economies, such as Germany and France, continued to be plagued by weaker than expected manufacturing activity and record-high unemployment, while others, such as the U.K., clearly accelerated. In contrast to the mixed economic conditions, most European equity markets performed very well, buoyed by healthy corporate profits. Though the Japanese economy strengthened, equities declined due to concerns regarding the sustainability of earnings growth as well as fears that the newly elected government would delay deregulation. In January 1997, the already weak Japanese market sold off sharply when the government announced an austerity program that was expected to curb growth. In other Asian countries, key elections heightened political uncertainty throughout the region and a marked slowdown in economic growth increased volatility.

Outlook in the U.S.: Economic Growth Is Expected to Continue to Strengthen

           Goldman Sachs' economists expect first-quarter real GDP growth to slow to just under 2.0% (annualized) due to a widening trade deficit. However, this slowdown should not be interpreted as any change in economic fundamentals, as underlying demand remains firm and consumer confidence, income and employment trends continue to support consumer spending. The favorable economic environment of moderate growth and low inflation appears likely to persist in the near term, which could translate to a seventh year of profit growth for U.S. corporations in 1997 and another good year for U.S. equities, though not likely as strong as last year. As always, equity performance can be affected by changes in the economic environment, such as higher than expected inflation, which could lead to a Fed tightening by midyear, or an unforeseen faltering of economic growth.

           After the outstanding performance of the past two years, it is important to maintain realistic expectations from your equity investments. As increased volatility during 1996 demonstrated, equities can go down as well as up. Over the long run, however, stocks have historically outperformed other asset classes, rewarding investors committed to a long-term investment horizon.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A Major Addition to Our Active Equity Management Team

     We are pleased to announce that we have recently acquired Liberty Investment Management, a Tampa, Florida-based investment advisory firm with an impressive 16-year track record. Liberty's Chief Investment Officer, Herbert Ehlers, and his portfolio management team have assumed primary responsibility for the Goldman Sachs Capital Growth Fund, which they will manage using a "growth at a reasonable price" investment style. The Liberty group adds both breadth and depth to the Goldman Sachs U.S. Active Equity team, and we look forward to working with them.

     In conclusion, thank you for making the Goldman Sachs equity funds part of your long-term financial plan.

Sincerely,

/s/ David B. Ford                      /s/ John P. McNulty

David B. Ford                          John P. McNulty
Co-Head,                               Co-Head,
Goldman Sachs                          Goldman Sachs
Asset Management                       Asset Management

March 3, 1997

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Balanced Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

           The Goldman Sachs Balanced Fund seeks to provide investors with a combination of long-term growth of capital and current income by investing in a diversified portfolio that includes both equity and fixed income securities. Under normal market conditions, the fund is expected to maintain an asset mix of 45% to 65% in equity securities, with the remainder (at a minimum 25%) in fixed income securities. The fund's portfolio management team will review the fund's asset mix on a regular basis and adjust it to reflect changes in the economic environment.

           Stocks are selected using a value style, identifying those judged to be inexpensive relative to their expected long-term earnings and ability to pay dividends. We also consider the degree to which a company's management is committed to increasing value for shareholders.

           In the fixed income portion of the portfolio, we actively manage the portfolio within a risk-controlled framework. We seek to minimize interest rate risk relative to the portfolio's benchmark, and focus on seeking to add value through sector selection, security selection and yield curve strategies.

Performance Review: Equity, Fixed Income and Asset Allocation Contributed to Strong Results


                                   Fund Total Return
                                     (based on net     Benchmark
                                     asset value)    Total Return+
                                     ------------    -------------
 Class A (1/31/96 - 1/31/97)*           18.59%          15.51%
 Class B (5/1/96 - 1/31/97)*            16.22%          14.99%


* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B shares is a cumulative total return (not annualized) from their inception through the end of the period.

+ The benchmark is a combination of the S&P 500 stock index (weighted at 55%) and the Lehman Brothers Aggregate Bond Index (weighted at 45%).

           We are pleased to report that during the period under review, the fund's Class A and Class B shares outperformed the benchmark. In addition, the fund's Class A shares ranked within the top 15% of the Lipper balanced fund category (35th of 281) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B shares were not ranked because they did not exist during the full year.)

           The equity and fixed income portions of the fund both performed favorably, with equity investments contributing most to fund results. In addition, our asset allocation decisions also benefited performance. During the spring of 1996, we reduced the fund's equity weightings in favor of fixed income investments, which worked in its favor when equities fell sharply in July. In October, we increased the fund's equity weighting, just prior to a significant rally in the stock market. As of January 31, 1997, the fund's asset mix based on net assets was 54% in equities, 42% in fixed income and the remainder in cash equivalents.

Best Performing Equity Investments Included Technology, Finance and Energy
Stocks

           The fund's best performing stocks came from a wide range of industries, particularly technology, finance and energy. Technology holdings that performed well included Intel Corp., the dominant microprocessor manufacturer, which we sold after it climbed sharply due to stronger than expected personal computer sales and reached our target price, and Avnet, Inc., the second largest distributor of semiconductors and other electronic components. In the financial sector, BankAmerica Corp. increased its focus on aggressive capital management, and NationsBank Corp. began to realize the benefits of cost cuts. Top-performing energy-related investments were Tosco Corp., an oil refiner and distributor, which continued its ambitious acquisition strategy, and Texaco Inc., which benefited from higher petroleum prices and a successful restructuring program. Disappointing performers included three companies that suffered from

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
overcapacity in their respective industries: Georgia-Pacific Corp. and Stone Container Corp., both manufacturers of paper products, and Geon Corp., a manufacturer of polyvinyl chloride.

           One of the fund's new investments was Unicom Corp., an electric utility that operates 12 nuclear units at six sites. Unicom generates excess capital and, unlike many other electric utilities, has no utility power purchase problems. We established a position after its stock price declined due to a mandated increase in spending on operations and maintenance, an issue that management believes will not impair the company's long-term prospects. During the period, we sold several stocks after they appreciated and reached our price targets, including Anheuser-Busch Co., Inc., the world's largest brewer, and Greenpoint Financial Corp., a New York-based thrift.


 Top 10 Equity Holdings as of January 31, 1997

                                                      Percentage of
                                                          Total
 Company                         Line of Business       Net Assets
 Aetna Inc.                      Healthcare                1.9%
                                   Management
 Tenet Healthcare Corp.          Hospitals                 1.9%
 Cigna Corp.                     Insurance                 1.7%
 Lear Corp.                      Autoparts/Original        1.7%
                                   Equipment
 Brunswick Corp.                 Pleasure                  1.7%
                                   Boats/Marine
                                   Engines
 Goodyear Tire & Rubber Co.      Tire and Rubber           1.6%
                                   Products
 Dean Witter Discover & Co.      Financial Services        1.6%
 Avnet, Inc.                     Electronic                1.5%
                                   Components
                                   Distributor
 Philip Morris Companies,        Tobacco and Food          1.5%
   Inc.                            Products
 Owens-Illinois, Inc.            Packaging                 1.5%


Corporate and Emerging Market Debt Sectors Led the Fund's Fixed Income
Performance

           The fixed income sectors that contributed most to the fund's performance were its corporate bond holdings and emerging market debt securities. Corporate bonds benefited when many companies reported positive earnings growth throughout the period. Emerging market debt was one of the fund's smaller allocations during the year but performed extremely well due to positive emerging country credit trends and supportive cash flows resulting from global investors' persistent search for incremental yield. In addition, the fund's investments in the mortgage and asset-backed sectors also performed well, reflecting healthy investor demand.

           The fund's largest fixed income allocation was mortgage-backed securities (MBS), which accounted for a 12.9% position in terms of total net assets, up from 10.0% a year ago. The MBS sector fared particularly well during the first half of the period, when interest rates rose and prepayment fears abated. We gradually trimmed the fund's exposure in the corporate bond sector to 9.8%, down from 13.2% a year ago, as it became more fully valued. The fund's asset-backed securities (ABS) weighting was 4.8%, and they continued to offer incremental yield over similar duration Treasuries. U.S. Treasuries, with an 8.5% allocation, were used together with futures to manage the fund's interest rate risk. Finally, 3.3% of the fund was invested in emerging market debt, where we stressed higher credit, short-duration bonds, and 0.7% was invested in government agency securities.

Outlook

           We believe that, overall, the stock market is moderately overvalued and is therefore unlikely to match the strong return it achieved in 1996. However, it is important to note that even after last year's rally, the fund's equity holdings continue to be attractively valued. We expect that our emphasis on using extensive fundamental research to identify stocks selling below their

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Balanced Fund (continued)


--------------------------------------------------------------------------------
intrinsic value will continue to serve us well in 1997's potentially more challenging stock market environment.

           We have a relatively cautious view of the fixed income markets in the coming months due to a possible tightening by the Federal Reserve later in the year, which would impact the prices of fixed income securities. In the MBS market, the pace of mortgage prepayments remains stable, and we continue to identify specific securities that present attractive investment opportunities. We have a moderately optimistic view for the corporate sector, where we will continue to emphasize short-duration bonds that offer attractive incremental yield over Treasuries. Finally, we believe ABS still offer attractive value relative to other similarly rated securities, and we expect new supply to continue to be met with enthusiastic demand.

           Going forward, we will continue to actively allocate the portfolio's asset mix between the equity and fixed income sectors to take advantage of changing market conditions throughout the coming year.


/s/ Ronald E. Gutfleish                             /s/ Jonathan A. Beinner

Ronald E. Gutfleish                                 Jonathan A. Beinner
Senior Portfolio Manager,                           Co-Head,
U.S. Active Equity Value                            U.S. Fixed Income

/s/ G. Lee Anderson                                 /s/ c. Richard Lucy

G. Lee Anderson                                     C. Richard Lucy
Portfolio Manager,                                  Co-Head,
U.S. Active Equity Value                            U.S. Fixed Income

/s/ Eileen A. Aptman                                /s/ Richard H. Buckholz

Eileen A. Aptman                                    Richard H. Buckholz
Portfolio Manager,                                  Portfolio Manager,
U.S. Active Equity Value                            U.S. Fixed Income

March 3, 1997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Balanced Fund
January 31, 1997

--------------------------------------------------------------------------------

The following graphs show the value as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmarks (the Standard and Poor's 500 index ("S&P 500") and the Lehman Brothers Aggregate Bond Index (LBABI)) are shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                          [LINE GRAPH APPEARS HERE]

           GS Balanced        GS Balanced
             Class A            Class A
         (w/sales charge)   (no sales charge)    LBABI         S&P 500
         ----------------   -----------------    -----         -------
10/12/94       9,450             10,000          10,000         10,000
1/31/95        9,532             10,087          10,233         10,184
1/31/96       12,211             12,922          11,966         14,123
1/31/97       14,488             15,331          12,357         17,842


                                    Class B

                           [LINE GRAPH APPEARS HERE]

           GS Balanced          GS Balanced
             Class B              Class B
        (no redemp. charge)  (w/redemp. charge)    LBABI       S&P 500
        -------------------  ------------------    -----       -------
5/1/96        10,000              10,000           10,000       10,000
1/31/97       11,622              11,122           10,642       12,218

                                         ---------------------------------------
                                               Average Annual Total Return
                                         ---------------------------------------
                                              One Year      Since Inception/(a)/
         ------------------------------- ------------------ -------------------
         Class A, no sales charge              18.59%              20.32%
         ------------------------------- ------------------ -------------------
         Class A, w/sales charge               12.07%              17.41%
         ------------------------------- ------------------ -------------------
         Class B, no redemption charge          N/A                16.22%/(b)/
         ------------------------------- ------------------ -------------------
         Class B, w/redemption charge           N/A                11.22%/(b)/
         ------------------------------- ------------------ -------------------

/(a)/ Class A and B shares commenced operations October 12, 1994 and May 1,
      1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since this class has not completed a full twelve months of operations.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Balanced Fund
January 31, 1997

--------------------------------------------------------------------

Shares        Description                                     Value
====================================================================
Common Stocks--53.0%
Airlines--1.8%
 7,700        AMR Corp.*                                $   619,850
 32,600       Continental Airlines, Inc.*                   908,725
--------------------------------------------------------------------
                                                          1,528,575
--------------------------------------------------------------------
Appliance Manufacturer--0.9%
 28,600       Sunbeam Corp.                                 793,650
--------------------------------------------------------------------
Auto/Original Equipment Manufacturer--1.7%
 38,200       Lear Corp.*                                 1,427,725
--------------------------------------------------------------------
Auto/Vehicle--1.0%
 25,600       Ford Motor Co.                                824,400
--------------------------------------------------------------------
Banks--4.5%
 10,300       BankAmerica Corp.                           1,149,738
 5,300        Chase Manhattan Corp.                         490,250
 9,400        Fleet Financial Group, Inc.                   507,600
 9,300        NationsBank Corp.                           1,004,400
 7,400        Republic Bank of New York Corp.               655,825
--------------------------------------------------------------------
                                                          3,807,813
--------------------------------------------------------------------
Chemicals-Commodity--1.1%
 31,400       Geon Co.                                      588,750
 7,600        Union Carbide Corp.                           344,850
--------------------------------------------------------------------
                                                            933,600
--------------------------------------------------------------------
Defense--2.1%
 17,900       McDonnell Douglas Corp.                     1,203,775
 6,200        Northrop Grumman Corp.                        484,375
 1,900        Thiokol Corp.                                 106,400
--------------------------------------------------------------------
                                                          1,794,550
--------------------------------------------------------------------
Department Stores--0.8%
 13,900       Sears Roebuck & Co.                           667,200
--------------------------------------------------------------------
Electric Utilities--2.8%
 5,500        CMS Energy Corp.                              184,250
 43,000       Long Island Lighting Co.                      978,250
 49,600       Unicom Corp.                                1,171,800
--------------------------------------------------------------------
                                                          2,334,300
--------------------------------------------------------------------
Food--1.5%
 40,200       Chiquita Brands International, Inc.           587,925
 4,000        Unilever Inc.                                 658,000
--------------------------------------------------------------------
                                                          1,245,925
--------------------------------------------------------------------
Forest Products--1.1%
 12,400       Georgia Pacific Corp.                         912,950
--------------------------------------------------------------------
Health Suppliers/Services--1.3%
 23,300       Baxter International, Inc.                  1,074,713
--------------------------------------------------------------------
Healthcare Management--3.8%
 20,400       Aetna Inc.                                  1,611,600
 57,800       Tenet Healthcare Corp.*                     1,560,600
--------------------------------------------------------------------
                                                          3,172,200
--------------------------------------------------------------------
Home Builders--1.8%
 18,200       Centex Corp.                                  709,800
 28,200       Lennar Corp.                                  750,825
--------------------------------------------------------------------
                                                          1,460,625
--------------------------------------------------------------------
Insurance-Life--2.5%
 9,500        Cigna Corp.                                 1,440,438
 11,700       Lincoln National Corp.                        627,413
--------------------------------------------------------------------
                                                          2,067,851
--------------------------------------------------------------------
Insurance-Property and Casualty--1.6%
 9,200        Allmerica Financial Corp.                     336,950
 16,100       Partner Re Holding Ltd.                       571,550
 12,700       Tig Holdings, Inc.                            439,738
--------------------------------------------------------------------
                                                          1,348,238
--------------------------------------------------------------------
Integrated Oil--2.6%
 8,100        Atlantic Richfield Co.                      1,071,225
 10,300       Texaco, Inc.                                1,090,513
--------------------------------------------------------------------
                                                          2,161,738
--------------------------------------------------------------------
Logistics/Rail--1.0%
 30,400       Canadian Pacific Ltd.                         824,600
--------------------------------------------------------------------
Logistics/Trucking--1.2%
 39,600       Consolidated Freightways, Inc.              1,004,850
--------------------------------------------------------------------
Oil Refining & Marketing--1.9%
 12,800       Ashland Inc.                                  552,000
 11,300       Tosco Corp.                                 1,000,050
--------------------------------------------------------------------
                                                          1,552,050
--------------------------------------------------------------------
Packaging--1.5%
 52,500       Owens-Illinois Inc.*                        1,246,875
--------------------------------------------------------------------

--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------


--------------------------------------------------------------------

Shares        Description                                     Value
====================================================================
Common Stocks (continued)
Recreational Products--1.7%
 55,500       Brunswick Corp.                           $ 1,394,438
--------------------------------------------------------------------
Security and Commodity Brokers, Dealers and Services--0.5%
 13,100       Lehman Brothers Holdings, Inc.                414,288
--------------------------------------------------------------------
Semiconductors & Electronics--1.5%
 20,700       Avnet Inc.                                  1,280,813
--------------------------------------------------------------------
Software--0.5%
 13,800       Autodesk Inc.                                 436,425
--------------------------------------------------------------------
Specialty Finance--1.6%
 34,200       Dean Witter Discover & Co.                  1,303,875
--------------------------------------------------------------------
Steel--1.0%
 20,200       AK Steel Holding Corp.                        813,050
--------------------------------------------------------------------
Supermarkets--2.0%
 56,300       Fleming Companies, Inc.                       907,838
 24,600       Supervalu, Inc.                               759,525
--------------------------------------------------------------------
                                                          1,667,363
--------------------------------------------------------------------
Textiles--1.3%
 27,500       Fruit of The Loom, Inc.*                    1,103,438
--------------------------------------------------------------------
Tire & Other Related Rubber Products--1.6%
 24,000       Goodyear Tire & Rubber Co.                  1,308,000
--------------------------------------------------------------------
Tobacco--2.8%
 4,200        Loews Corp.                                   415,275
 10,700       Philip Morris Companies, Inc.               1,271,963
 12,100       RJR Nabisco, Inc.                             396,275
 8,500        Universal Corp.                               263,500
--------------------------------------------------------------------
                                                          2,347,013
--------------------------------------------------------------------
Total Common Stocks
   (Cost $35,773,086)                                   $44,253,131
====================================================================
Preferred Stocks--0.1%
Media Content--0.1%
 63           Time Warner, Inc. 10.25%                  $    69,064
--------------------------------------------------------------------
Tobacco--0.0%
 3,400        RJR Nabisco, Inc., class C 9.25%               22,525
--------------------------------------------------------------------
Total Preferred Stocks
   (Cost $84,320)                                       $    91,589
====================================================================
Rights--1.1%
Forest Products--0.7%
 42,000       Stone Container Corp. * exp. 08/08/98     $   567,000
Technology Capital Goods--0.4%
 10,800       Teradyne, Inc.* exp. 03/26/00                 333,450
--------------------------------------------------------------------
Total Rights
   (Cost $923,718)                                      $   900,450
====================================================================
Principal           Interest           Maturity
Amount                Rate               Date                 Value
====================================================================
Fixed Income--41.5%

Asset-Backed Securities--4.8%
Airplanes Pass Through Trust Series 1, Class C
$   100,000            8.15%           03/15/19         $   102,655
Asset Securitization Corp., Series 1996, Class A1
    250,000            6.88            11/13/26             249,609
Case Equipment Loan Trust, Series 1995-A, Class A
     74,286            7.30            03/15/02              75,124
Chemical Bank Master Credit Card Trust, Series 1995-2, Class A
    140,000            6.23            06/15/03             139,343
Chevy Chase Auto Receivables Trust Series 1995-2, Class A
     74,323            5.80            06/15/02              74,137
Discover Card Master Trust 1994-2, Class A
     70,000            5.83            10/16/04              70,613
Discover Card Master Trust 1996-2, Class A
    110,000            5.70            07/18/05             110,550
Discover Card Master Trust 1996-4, Class A
    740,000            5.86            10/16/13             751,329
Discover Card Master Trust 1996-4, Class B
    420,000            6.03            10/16/13             424,460
Fasco Auto Trust, Series 1996-1
    266,114            6.65            11/15/01             267,223
Fingerhut Master Trust, Series 1996-1, Class A
    200,000            6.45            02/20/02             200,936
Navistar Financial Trust, Series 1995-A, Class A2
    134,590            6.55            11/20/01             135,347
Navistar Financial Trust, Series 1995-b, Class A3
    120,000            6.05            04/15/02             120,000
Sears Credit Account Master Trust, Series 1995-2, Class A
    700,000            8.10            06/15/04             733,026
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Balanced Fund (continued)
January 31, 1997

--------------------------------------------------------------------
Principal           Interest           Maturity
Amount                Rate               Date                 Value
====================================================================
Asset-Backed Securities (continued)
Sears Credit Card Master Trust, Series 1995-3, Class A
$    70,000            7.00%           10/15/04         $    71,268
Standard Credit Card Master Trust, Series 1994-4, Class A
    110,000            8.25            11/07/03             117,322
Standard Credit Card Master Trust, Series 1995-1, Class A
    360,000            8.25            01/07/07             389,135
--------------------------------------------------------------------
Total Asset-Backed Securities
   (Cost $4,019,726)                                    $ 4,032,077
====================================================================
Corporate Bonds--9.8%
Finance Bonds--3.6%
BankAmerica Corp.
$   500,000            7.75%           07/15/02         $   520,600
Capital One Bank
    200,000            8.33            02/10/97             200,056
    250,000            8.13            02/27/98             254,825
Conseco Finance
    120,000            8.70            11/15/26             122,912
Continental Bank
    100,000           12.50            04/01/01             120,501
Countrywide Funding Corp.
    100,000            6.08            07/14/99              99,368
    150,000            8.00            12/15/26             147,029
Edison Mission Energy Funding Corp.
    100,000            6.77            09/15/03              99,852
Fleet Mortgage Group, Inc.
    250,000            6.50            06/15/00             248,888
Golden West Financial Corp.
    200,000           10.25            12/01/00             223,894
Meditrust, Inc.
    120,000            7.82            09/10/26             128,021
Mic Finance Trust
     80,000            8.38            02/01/27              80,442
Olympic Financial Ltd.
     95,000           13.00            05/01/00             107,350
PXRE Cap Trust
     65,000            8.85            02/01/27              65,847
Signet Banking Corp.
$   500,000            9.63%           06/01/99         $   531,870
Washington Real Estate
     55,000            7.13            08/13/03              54,745
--------------------------------------------------------------------
Total Finance Bonds
   (Cost $3,035,271)                                    $ 3,006,200
====================================================================
Industrial Bonds--5.6%
360 Communications Co.
$   195,000            7.13%           03/01/03         $   193,518
Auburn Hills Trust
     90,000           12.00            05/01/20             134,352
Blockbuster Entertainment
     50,000            6.63            02/15/98              49,995
Chelsea GCA Realty
    226,000            7.75            01/26/01             228,362
DVI Equipment Lease Trust
    434,745            6.55            07/10/04             434,605
Ford Motor Credit Co.
     40,000            8.38            01/15/00              42,038
General Motors Acceptance Corp.
    170,000            7.13            05/10/00             173,087
    210,000            5.63            02/05/01             202,810
H + T Master Trust, Class A2
    220,000            8.18            08/15/02             220,000
K Mart Corp.
     40,000            9.55            06/30/98              40,290
     40,000            9.60            09/15/98              40,845
Loewen Group International
     50,000            7.75            10/15/01              50,000
News America Holdings, Inc.
    160,000            7.50            03/01/00             163,784
Northwest Airlines
    217,076            8.97            01/02/15             226,558
NWA
     68,025            8.26            03/10/06              71,149
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

--------------------------------------------------------------------
Principal           Interest           Maturity
Amount                Rate               Date                 Value
====================================================================
Corporate Bonds (continued)
Industrial Bonds (continued)
Oryx Energy Co.
$   245,000            9.50%           11/01/99         $   259,252
RJR Nabisco Inc.
    135,000            8.00            07/15/01             136,184
    160,000            8.63            12/01/02             164,654
Rogers Cablesystems, Inc.
    115,000            9.63            08/01/02             119,600
Tele-Communications, Inc.
    295,000            6.19            09/15/03             292,956
    125,000            9.65            10/01/03             133,951
     20,000            6.82            09/15/10              19,899
Tenet Healthcare Corp.
     60,000            9.63            09/01/02              65,100
Time Warner, Inc.
    375,000            7.45            02/01/98             378,776
    125,000            9.63            05/01/02             139,444
    250,000            7.98            08/15/04             256,243
Tosco Corp.
    110,000            7.00            07/15/00             110,793
U.S. Home Corp.
     70,000            7.95            03/01/01              68,250
USI American Holdings Corp.
     60,000            7.25            12/01/06              58,540
Viacom International
     80,000            9.13            08/15/99              81,800
     95,000           10.25            09/15/01             103,550
--------------------------------------------------------------------
Total Industrial Bonds
   (Cost $4,650,412)                                    $ 4,660,385
====================================================================
Utility Bonds--0.6%
Arkla Inc.
$   250,000            9.20%           12/18/97         $   255,665
Central Maine Power Co.
    100,000            7.38            01/01/99             100,138
    160,000            7.45            08/30/99             159,134
--------------------------------------------------------------------
Total Utility Bonds
   (Cost $521,661)                                      $   514,937
====================================================================
--------------------------------------------------------------------
====================================================================
Total Corporate Bonds
   (Cost $8,207,344)                                    $ 8,181,522
====================================================================
Government Bonds--1.2%
Australia Commonwealth
AUD1,000,000           7.50%           07/15/05         $   769,138
Province of Quebec
$   200,000           13.25            09/15/14             238,976
--------------------------------------------------------------------
Total Government Bonds
   (Cost $1,033,387)                                    $ 1,008,114
====================================================================
Emerging Market Debt--3.3%
Argentina Bocan
$   144,111            5.69%           04/01/01         $   138,490
Asia Pulp and Paper International Finance Co.
    100,000            7.26(a)        04/03/97              98,614
    200,000            8.30            06/28/99             198,118
     90,000           10.25            10/01/00              90,754
Banco De Commercio Exterior
     30,000            8.63            06/02/00              30,979
BCO De Colombia
    110,000            8.63            06/02/00             113,590
Bridas Corp.
    170,000           12.50            11/15/99             181,433
Bridas Corp. Gtd Euro Medium
     60,000            9.50            06/17/99              60,147
Corp. Andina de Fomento
    160,000            7.25            04/30/98             161,774
Emp Ica Soc Contro
    110,000            9.75            02/11/98             111,440
Empresa Col Petroleos
     80,000            7.25            07/08/98              80,566
Financiera Energy Nacional
    230,000            5.88            02/17/98             226,062
     60,000            8.13            04/09/98              60,347
    200,000            8.46            06/19/98             201,876
     80,000            9.38            06/15/06              82,847
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Balanced Fund (continued)
January 31, 1997

--------------------------------------------------------------------
Principal           Interest           Maturity
 Amount               Rate               Date                 Value
====================================================================
Emerging Market Debt (continued)
Grupo Industrial Durango
$   120,000           12.00%           07/15/01         $   127,978
Grupo Televisa
     20,000           11.38            05/15/03              21,425
Imexsa Export Trust
    100,000           10.13            05/31/03             104,190
Inst Fomento Industrial
    290,000            8.38            07/29/01             295,707
PT Indah Kiat
     50,000            8.88            11/01/00              49,518
Republic of Argentina
     89,600            8.63            04/06/98              90,730
    150,000            5.63            04/01/00              75,600
Sampoerna International
     50,000            8.38            06/15/06              51,208
YPF Sociedad Anonima
    111,483            7.50            10/26/02             113,132
--------------------------------------------------------------------
Total Emerging Market Debt
   (Cost $2,710,872)                                    $ 2,766,525
====================================================================
Government Agency Obligations--0.7%
Federal National Mortgage Association
$   520,000            8.50%           02/01/05         $   545,917
--------------------------------------------------------------------
Total Government Agency Obligations
   (Cost $566,963)                                      $   545,917
====================================================================
Mortgage Backed Obligations--12.9%
Federal Home Loan Mortgage Corp.
$ 2,000,000            7.50%           TBA-30yr/(b)/    $ 2,003,740
Federal National Mortgage Association
  2,000,000            8.00            TBA-30yr/(b)/      2,042,500
  1,000,000            6.50            TBA-15yr/(b)(d)/     990,930
     95,702            8.50            09/01/06/(d)/        100,068
    119,291            8.50            03/01/07/(d)/        124,733
    677,419            8.50            03/01/10/(d)/        707,985
  1,000,000            3.50            05/25/19             869,370
====================================================================
Government National Mortgage Association
$ 1,000,000            7.50%           TBA-30yr/(b)/    $ 1,002,180
    963,086            7.50            05/15/23             969,404
  1,005,709            7.00            07/15/23             990,311
  1,000,000            7.00            08/15/23             984,690
--------------------------------------------------------------------
Total Mortgage Backed Obligations
   (Cost $10,687,107)                                   $10,785,911
====================================================================
Sovereign Credit--0.2%
State of Israel
$   150,000             6.38%          12/15/05         $   141,983
--------------------------------------------------------------------
Total Sovereign Credit
   (Cost $139,082)                                      $   141,983
====================================================================
U.S. Treasury Obligations--8.5%
United States Treasury Bonds
$   470,000           12.00%           08/15/13/(d)/    $   666,592
    120,000            8.75            05/15/17/(d)/        144,619
     30,000            8.88            08/15/17              36,595
    580,000            8.75            05/15/20             704,068
    160,000            8.75            08/15/20/(d)/        194,400
    680,000            7.63            02/15/25             743,430
United States Treasury Notes
  1,200,000            6.88            08/31/99           1,223,628
  1,000,000            6.13            07/31/00             999,220
    900,000            7.88            11/15/04             977,202
United States Treasury Principal Only Stripped Securities/(a)/
     80,000            6.03/(a)/       08/15/99              68,774
    740,000            6.55/(a)/       11/15/04/(d)/        447,552
    320,000            6.59/(a)/       05/15/05             186,781
  2,200,000            7.09/(a)/       02/15/19             473,968
    890,000            7.10/(a)/       05/15/20             175,205
--------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $7,102,563)                                    $ 7,042,034
====================================================================

--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

--------------------------------------------------------------------
Principal           Interest           Maturity
 Amount               Rate               Date                 Value
====================================================================
Yankee Bonds--0.1%
Korea Electric Power
$    93,927            7.40%           04/01/16         $    93,712
--------------------------------------------------------------------
Total Yankee Bonds
   (Cost $90,825)                                       $    93,712
====================================================================
Total Fixed Income
   (Cost $34,557,869)                                   $34,597,795
--------------------------------------------------------------------
Short-Term Obligations--0.2%
Argentina Treasury Bill
$    40,000            6.00%/(a)/      02/14/97         $    39,896
Banco Nacional de Com
     50,000           10.63            06/23/97              51,291
Republic of Argentina
     90,000            6.29(a)         05/16/97              88,166
--------------------------------------------------------------------
Total Short-Term Obligations
   (Cost $179,353)                                      $   179,353
====================================================================
Repurchase Agreement--11.0%
Joint Repurchase Agreement Account
$ 9,200,000            5.63%           02/03/97/(d)/    $ 9,200,000
--------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $9,200,000)                                    $ 9,200,000
====================================================================
Total Investments
   (Cost $80,718,346)/(c)/                              $89,222,318
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in which
      value exceeds cost                                $ 9,461,225
   Gross unrealized loss for investments in which
      cost exceeds value                                   (981,857)
--------------------------------------------------------------------
   Net unrealized gain                                  $ 8,479,368
====================================================================

--------------------------------------------------------------------

====================================================================
Futures contracts open at January 31, 1997 are as follows:
                           Number of
                           Contracts     Settlement     Unrealized
          Type              Long(e)        Month        Gain(Loss)
------------------------- ------------ ---------------  -----------
2-Year U.S. Treasury Note        5        March 1997      $(3,438)
10-Year U.S. Treasury Bond      15        March 1997      (25,500)
30-Year U.S. Treasury Bond       2        March 1997       (3,969)
S&P 500 Stock Index              4        March 1997      123,100
-------------------------------------------------------------------
                                                          $90,193
-------------------------------------------------------------------

*     Non-income producing security.
/(a)/ The interest rate disclosed for these securitites represents effective yields to maturity.
/(b)/ TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
/(c)/ The aggregate cost for federal income tax purposes is $80,742,950.
/(d)/ Portions of these securities are being segregated as collateral for futures contracts, TBA (To Be Assigned) securities, covered short sales and/or mortgage dollar rolls.
/(e)/ Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 10-Year and 30-Year U.S. Treasury Bond contract represents $100,000 in notional par value. Each S&P 500 Stock Index represents $50,000 in notional par value. The total net notional amount and market value at risk are $2,900,000 and $4,463,969, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Select Equity Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

     The Goldman Sachs Select Equity Fund is designed to provide investors with a broadly diversified portfolio that can be used as a core holding on which to build an investment program. The fund's investment objective is to provide investors with long-term growth of capital and dividend income through investment in a broadly diversified portfolio of predominantly large-cap and blue-chip equity securities representing all major sectors of the U.S. economy. The fund's mandate is to remain fully invested with industry diversification, capitalization and risk characteristics similar to the aggregate U.S. stock market as represented by the S&P 500 stock index. Therefore, the fund's relative performance compared with the market comes almost exclusively from stock selection within sectors. We believe the fund offers investors an attractive combination of value and growth, without assuming more risk than the broad market.

     The fund employs a disciplined approach that combines fundamental investment research provided by the Goldman Sachs Global Investment Research Department with quantitative analysis generated by the Asset Management Division's proprietary model. Our quantitative system evaluates each stock using many different criteria including valuation measures, growth expectations, earnings momentum and risk. It also objectively analyzes the impact of current economic conditions on different types of stocks. Those stocks ranked highly by both our quantitative model and by Goldman Sachs research are selected for the fund's portfolio.

Performance Review: Quantitative Model Contributed to the Fund's Performance
--------------------------------------------------------------------------------

                                                        Fund Total
                                                          Return        S&P 500
                                                       (based on net     Total
                                                        asset value)     Return
                                                        -----------      ------
 Class A (1/31/96 -1/31/97)*                               23.75%        26.25%
 Class B (5/1/96 -1/31/97)*                                18.59%        22.18%
 Institutional (1/31/96 -1/31/97)*                         24.63%        26.25%
 Service (6/7/96 - 1/31/97)*                               15.92%        18.36%

--------------------------------------------------------------------------------
* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B and Service shares is a cumulative total return (not annualized) from their inception through the end of the period.

     During the period, the fund achieved strong absolute returns, with most of its gains occurring in the second half of the year. When the period began, the fund performed well primarily due to successful stock selection. The Research Department's qualitative ratings were particularly helpful early in the period, when its analysis helped the fund steer clear of underperforming stocks. During the latter half of the year, most of the fund's positive performance came from the Asset Management Division's quantitative model.

     Of the three themes considered by our quantitative model -- value, growth and low-risk -- stocks with value-oriented features, such as low price/earnings ratios, received the highest weighting during most of the period. This emphasis did not work in the fund's favor during the second and third quarters of 1996, when stocks with growth characteristics (strong near-term growth expectations and high price/earnings multiples) outperformed value-oriented stocks. In the fourth quarter, however, our emphasis on value proved to be extremely successful, as stocks with value characteristics soared to record highs and outperformed the other themes by a substantial margin. As a result of this dramatic rebound, value emerged as the dominant investment style for the year.

     Despite the positive results from our quantitative model, the fund underperformed the index because it was

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
unable to keep pace with the dramatic outperformance of the largest 50 stocks, which accounted for a significant portion of the market's gains. In addition, the fund held a slightly higher cash position than usual as the volume of new assets invested in the fund rapidly increased, particularly during the fourth quarter, when the top 50 stocks surged. To address this issue, at the end of 1996 the fund instituted new procedures to ensure that cash balances will be invested more rapidly. Furthermore, we expect that any future market advance will broaden to include stocks beyond the top 50.

     The fund's best performers were large-capitalization stocks from a wide range of sectors, including banks (BankAmerica Corp. and NationsBank Corp.), technology companies (Intel Corp., Microsoft Corp. and IBM Corp.), consumer staples (Procter & Gamble Co.), electrical equipment (General Electric Co.) and tobacco (Philip Morris Companies, Inc.).

     Stocks that fell short of our expectations included some of the fund's utility, telecommunication and oil investments such as Unicom Corp., Airtouch Communications, Inc. and Tenneco, Inc.

Portfolio Composition: Model Increasingly Favored Stocks With Defensive Characteristics

     As of January 31, 1997, the fund held 141 stocks. While its sector exposures were generally in line with the S&P 500 index, the fund was overweighted in electric/gas (5.8% for the fund versus 3.3% for the S&P 500) and energy (10.1% versus 8.0%) and underweighted in consumer nondurables (10.2% versus 12.9%) and telecommunications (3.9% versus 6.3%). These over- and underweightings, as shown in Table II, were the result of the fund's stock selection process and were not a reflection of our economic forecast for specific sectors.

     During the first quarter of 1996, the Fund's quantitative model favored growth characteristics (such as earnings momentum and price momentum) and put a smaller, but still positive, weight on stocks with value or low-risk characteristics (e.g., low beta and low "disappointment" risk). As the year progressed, the fund's strategy became somewhat more defensive as our quantitative model increased its weighting in value and low-risk themes. This shift was triggered by a number of indicators that pointed toward emerging excesses in the equity market: Low cash cushions held by equity mutual funds, the increasing volatility of equity prices, the record-low dividend yields and the divergence in returns between stocks and bonds.

     As a result of our more defensive posture, over the past year we gradually increased the fund's weighting in energy-related companies such as Texaco Inc. and Atlantic Richfield Co., both newcomers to the fund's 10 largest holdings. We also decreased the fund's exposure to consumer noncyclicals, which includes food/agriculture companies (e.g., IBP, Inc. and Kellogg Co.).

     As of the end of the period, the fund's major valuation characteristics were more attractive than the benchmark. These included a lower price/earnings ratio based on 1997 estimated earnings (15.9x versus 17.3x for the S&P 500) as well as a lower price/book ratio (3.0x versus 3.4x). The fund achieved these favorable valuation levels while maintaining growth and risk characteristics in line with those of the S&P 500.

Table I: Top 10 Portfolio Holdings as of 1/31/97
--------------------------------------------------------------------------------

                                                     Percentage of
                                                       Total Net
 Company                      Line of Business           Assets
 General Electric Co.         Electronics                 2.9%
 Intel Corp.                  Semiconductors              2.8%
                                and Electronics
 Exxon Corp.                  Petroleum and               2.2%
                                Natural Gas
 Microsoft Corp.              Computer Software           2.1%
 Texaco Inc.                  Petroleum and               2.0%
                                Natural Gas
 Merck & Co., Inc.            Pharmaceuticals             1.9%
 Atlantic Richfield Co.       Petroleum and               1.7%
                                Natural Gas
 Bristol-Myers Squibb Co.     Pharmaceuticals             1.7%
 Philip Morris Companies,     Tobacco and Food            1.7%
   Inc.                         Products
 Travelers Group, Inc.        Financial Services          1.6%

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Select Equity Fund (continued)


--------------------------------------------------------------------------------
Table II: Sector Breakout as of 1/31/97
--------------------------------------------------------------------------------

                                         Percentage of
                            Percentage      S&P 500
 Industry Sectors          of Portfolio      Index       Difference
 Finance                       17.8%         16.2%          1.6%
 Consumer Nondurables          10.2%         12.9%         -2.7%
 Energy                        10.1%          8.0%          2.1%
 Health                         9.6%         10.4%         -0.8%
 Technology                     9.3%         10.9%         -1.6%
 Basic Industry                 7.9%          7.1%          0.8%
 Capital Spending               6.5%          5.6%          0.9%
 Electric/Gas                   5.8%          3.3%          2.5%
 Miscellaneous                  4.4%          5.0%         -0.6%
 Retail                         4.3%          3.6%          0.7%
 Telecommunications             3.9%          6.3%         -2.4%
 Consumer Services              3.8%          4.8%         -1.0%
 Consumer Durables              2.6%          2.5%          0.1%
 Aerospace                      1.8%          2.0%         -0.2%
 Transportation                 1.1%          1.4%         -0.3%
 Cash                           1.0%          0.0%          1.0%

--------------------------------------------------------------------------------

Outlook

     Goldman Sachs expects the U.S. equity market to continue to advance in 1997, although returns will likely be more modest than the unusually strong results of 1995 and 1996. In addition, we expect equity gains to broaden beyond the top 50 stocks. In 1997, we will continue to maintain a balanced approach by considering risk, value and growth simultaneously.

However, the relative importance of avoiding riskier stocks has increased in the current market environment, which is likely to result in greater emphasis on defensive stocks with below-average price volatility, attractive valuations and lower possibility of near-term earnings disappointments.


/s/ Robert C. Jones

Robert C. Jones
Senior Portfolio Manager,
Quantitative Equity


/s/ Kent A. Clark

Kent A. Clark
Portfolio Manager,
Quantitative Equity


/s/ Victor H. Pinter

Victor H. Pinter
Portfolio Manager,
Quantitative Equity

March 3, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Select Equity Fund
January 31, 1997

--------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                        Class A

                [LINE GRAPH APPEARS HERE]

           GS Select Eq        GS Select Eq
              Class A             Class A
         (w/sales charge)    (no/sales charge)   S&P 500
         ----------------    ----------------    -------
5/24/91        9,450              10,000          10,000
1/31/92       10,112              10,701          11,092
1/31/93       10,548              11,162          12,266
1/31/94       12,144              12,851          13,846
1/31/95       12,009              12,708          13,919
1/31/96       16,654              17,617          19,306
1/31/97       20,613              21,813          24,390
                             Class B

                     [LINE GRAPH APPEARS HERE]

           GS Select Eq             GS Select Eq
              Class B                  Class B
      (no redemption charge)    (w/redemption charge)     S&P 500
      ----------------------    ---------------------     -------
5/1/96        10,000                   10,000              10,000
1/31/97       11,859                   11,359              12,218
                  Institutional

            [LINE GRAPH APPEARS HERE]

                   GS Select Eq
                Institutional Class     S&P 500
                -------------------     -------
6/15/95                10,000            10,000
1/31/96                12,014            12,029
1/31/97                14,983            15,197
                 Service

         [LINE GRAPH APPEARS HERE]

                   GS Select Eq
                    Serv. Class    S&P 500
                   ------------    -------
6/7/96                10,000        10,000
1/31/97               11,592        11,836

                                ------------------------------------------------
                                          Average Annual Total Return
                                ------------------------------------------------
                                      One Year          Since Inception/(a)/
--------------------------------------------------------------------------------
Class A, no sales charge               23.75%                  14.67%
--------------------------------------------------------------------------------
Class A, w/sales charge                16.98%                  13.54%
--------------------------------------------------------------------------------
Class B, no redemption charge            N/A                   18.59% /(b)/
--------------------------------------------------------------------------------
Class B, w/redemption charge             N/A                   13.59% /(b)/
--------------------------------------------------------------------------------
Institutional Class                    24.63%                  28.04%
--------------------------------------------------------------------------------
Service Class                            N/A                   15.92% /(b)/
--------------------------------------------------------------------------------

/(a)/ Class A, Class B, Institutional and Service shares commenced operations on
      May 24, 1991, May 1, 1996, June 15, 1995 and June 7, 1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
Goldman Sachs Select Equity Fund
--------------------------------------------------------------------
January 31, 1997
--------------------------------------------------------------------


--------------------------------------------------------------------

Shares         Description                                    Value
--------------------------------------------------------------------
Common Stocks--97.3%

Aerospace--0.8%
 43,600        United Technologies Corp.              $   3,041,100
--------------------------------------------------------------------
Agency/Government--0.9%
 93,800        Federal National Mortgage Assn.            3,705,100
--------------------------------------------------------------------
Agriculture/Heavy Equipment--2.5%
 25,100        Case Corp.                                 1,330,300
 55,500        Caterpillar, Inc.                          4,308,188
 44,100        Conagra, Inc.                              2,227,050
 48,900        Tenneco, Inc.                              1,956,000
--------------------------------------------------------------------
                                                          9,821,538
--------------------------------------------------------------------
Airlines--1.2%
 19,700        AMR Corp.*                                 1,585,850
 38,500        Delta Air Lines, Inc.                      3,041,500
--------------------------------------------------------------------
                                                          4,627,350
--------------------------------------------------------------------
Alcohol--0.2%
 21,600        Anheuser Busch Companies, Inc.               918,000
--------------------------------------------------------------------
Appliance Manufacturer--1.0%
 38,300        Emerson Electric Co.                       3,782,125
--------------------------------------------------------------------
 Auto/Original Equipment Manufacturer--0.3%
 23,100        Cummins Engine, Inc.                       1,215,638
--------------------------------------------------------------------
Auto/Vehicle--1.5%
 25,200        Chrysler Corp.                               878,850
 32,200        Ford Motor Co.                             1,034,425
 70,700        General Motors Corp.                       4,171,300
--------------------------------------------------------------------
                                                          6,084,575
--------------------------------------------------------------------
Bank Holding Companies--0.4%
 26,000        Comerica, Inc.                             1,485,250
--------------------------------------------------------------------
Banks--6.0%
 33,550        Banc One Corp.                             1,522,331
 48,000        Bank of New York, Inc.                     1,758,000
 46,400        BankAmerica Corp.                          5,179,400
 12,900        Chase Manhattan Corp.                      1,193,250
 25,800        Citicorp                                   3,002,475
 28,500        First Bank System, Inc.                    2,166,000
 34,400        First Chicago Corp.                        1,965,100
  6,400        First Union Corp.                            535,200
 48,400        NationsBank Corp.                          5,227,200
  4,500        Wells Fargo & Company                  $   1,371,375
--------------------------------------------------------------------
                                                         23,920,331
--------------------------------------------------------------------
Beverages--1.6%
 41,900        Coca Cola Co.                              2,424,963
 115,300       Pepsico, Inc.                              4,021,088
--------------------------------------------------------------------
                                                          6,446,051
--------------------------------------------------------------------
Business Services--0.2%
 19,100        Automatic Data Processing, Inc.              790,263
--------------------------------------------------------------------
Chemicals-Commodity--2.1%
 46,000        Dow Chemicals Co.                          3,547,750
 20,600        Du Pont EI de Nemours                      2,258,275
 68,900        Monsanto Co.                               2,609,588
--------------------------------------------------------------------
                                                          8,415,613
--------------------------------------------------------------------
Chemicals-Specialty--1.0%
 37,800        Allied Signal, Inc.                        2,655,450
 27,700        Morton International, Inc.                 1,125,313
--------------------------------------------------------------------
                                                          3,780,763
--------------------------------------------------------------------
Commercial Services--0.3%
 32,500        Interim Services, Inc.*                    1,178,125
--------------------------------------------------------------------
Communications Services Companies--1.5%
 75,500        Airtouch Communications, Inc.*             1,953,563
 96,100        Sprint Corp.                               3,916,075
--------------------------------------------------------------------
                                                          5,869,638
--------------------------------------------------------------------
Communications Technology--0.8%
 37,403        Lucent Technologies, Inc.                  2,029,113
 15,200        Motorola Inc.                              1,037,400
--------------------------------------------------------------------
                                                          3,066,513
--------------------------------------------------------------------
Computers--0.9%
 65,200        Hewlett Packard Co.                        3,431,150
--------------------------------------------------------------------
Computers & Peripherals--3.7%
 45,400        Cisco Systems, Inc.*                       3,166,650
 35,000        Compaq Computer Corp.*                     3,040,625
 20,300        Eastman Kodak Co.                          1,761,025
 33,400        International Business Machines            5,252,150
 51,100        Sun Microsystems, Inc.*                    1,622,425
--------------------------------------------------------------------
                                                         14,842,875
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------

Shares         Description                                    Value
--------------------------------------------------------------------
Common Stocks (continued)
Construction/Environmental Services--0.2%
 13,300        Armstrong World Industries, Inc.       $     944,300
--------------------------------------------------------------------
Consumer Staples--3.4%
 51,700        American Home Products Corp.               3,276,488
 13,300        Clorox Co.                                 1,577,713
 60,200        Gillette Co.                               4,906,300
 33,400        Procter & Gamble Co.                       3,857,700
--------------------------------------------------------------------
                                                         13,618,201
--------------------------------------------------------------------
Defense--1.4%
 5,400         Boeing Co.                                   578,475
 17,700        McDonnell Douglas Corp.                    1,190,325
 18,500        Textron, Inc.                              1,801,438
 36,800        TRW, Inc.                                  1,867,600
--------------------------------------------------------------------
                                                          5,437,838
--------------------------------------------------------------------
Department Stores--3.2%
 147,400       Dayton Hudson Corp.                        5,545,925
 38,000        Federated Dept. Stores, Inc.*              1,249,250
 18,900        Mercantile Stores Co.                        926,100
 65,700        Sears Roebuck & Co.                        3,153,600
 72,100        Walmart Stores, Inc.                       1,712,375
--------------------------------------------------------------------
                                                         12,587,250
--------------------------------------------------------------------
Electric Utilities--4.7%
 76,300        Duke Power Co.                             3,576,563
 128,700       Edison International, Inc.                 2,750,963
 31,500        Empresa Nacional de Electric ADR           2,071,125
 139,600       Niagara Mohawk Power*                      1,413,450
 57,700        Public Service Company of New Mexico       1,154,000
 92,800        Texas Utilities Co.                        3,758,400
 156,300       Unicom Corp.                               3,692,588
--------------------------------------------------------------------
                                                         18,417,089
--------------------------------------------------------------------
Electrical Equipment Manufacturer--2.9%
 112,200       General Electric Co.                      11,556,600
--------------------------------------------------------------------
Financial Services--0.7%
 53,300        Providian Corp.                            2,871,538
--------------------------------------------------------------------
Food Producers--0.5%
 10,600        CPC International, Inc.                      814,875
 16,400        Ralston Purina Co.                         1,289,450
--------------------------------------------------------------------
                                                          2,104,325
--------------------------------------------------------------------
Forest Products--2.6%
 78,600        Avery Dennison Corp.                       2,878,725
 32,000        Champion International Corp.               1,340,000
 32,600        Georgia Pacific Corp.                      2,400,175
 26,000        International Paper Co.                    1,062,750
 19,700        Mead Corp.                                 1,108,125
 30,700        Weyerhaeuser Co.                           1,396,850
--------------------------------------------------------------------
                                                         10,186,625
--------------------------------------------------------------------
Funeral Services--0.2%
 29,600        Service Corp. International                  858,400
--------------------------------------------------------------------
Gas Distribution & Pipeline--1.2%
 55,600        Columbia Gas Systems, Inc.                 3,620,950
 22,900        Panenergy Corp.                            1,056,263
--------------------------------------------------------------------
                                                          4,677,213
--------------------------------------------------------------------
Health Suppliers/Services--1.3%
 73,200        Johnson & Johnson                          4,218,150
 15,800        Medtronic Inc.                             1,082,300
--------------------------------------------------------------------
                                                          5,300,450
--------------------------------------------------------------------
Healthcare Management--0.8%
 55,800        Columbia HCA Healthcare                    2,204,100
 38,300        Manor Care, Inc.                             976,650
--------------------------------------------------------------------
                                                          3,180,750
--------------------------------------------------------------------
Information Management--0.7%
 114,100       Dun & Bradstreet Corp.                     2,738,400
--------------------------------------------------------------------
Insurance Brokers & Other Insurance--0.3%
 24,600        Exel Insurance Ltd.                        1,042,425
--------------------------------------------------------------------
Insurance-Life--2.6%
 29,100        American General Corp.                     1,160,363
 18,700        Cigna Corp.                                2,835,388
 122,933       Travelers Group,  Inc.                     6,438,616
--------------------------------------------------------------------
                                                         10,434,367
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Select Equity Fund (continued)
January 31, 1997


--------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks (continued)
Insurance-Property and Casualty--2.2%
 25,956        Allstate Corp.                         $   1,706,607
 36,850        American International Group, Inc.         4,463,456
 68,500        Safeco Corp.                               2,603,000
--------------------------------------------------------------------
                                                          8,773,063
--------------------------------------------------------------------
Integrated Oil--11.1%
 22,100        Amoco Corp.                                1,922,700
 51,800        Atlantic Richfield Co.                     6,850,550
 84,300        Exxon Corp.                                8,735,574
 46,800        Kerr McGee Corp.                           3,217,500
 17,200        Mobil Corp.                                2,257,500
 52,000        Norsk Hydro ADR                            2,925,000
 32,000        Phillips Petroleum Co.                     1,412,000
 26,600        Royal Dutch Petroleum ADR                  4,615,100
 75,700        Texaco, Inc.                               8,014,738
 97,300        Unocal Corp.                               4,098,763
--------------------------------------------------------------------
                                                         44,049,425
--------------------------------------------------------------------
Investment Brokers & Managers--2.7%
 52,500        Merrill Lynch Co.                          4,423,125
 38,300        Morgan Stanley Group, Inc.                 2,187,888
 76,900        Salomon, Inc.                              4,248,725
--------------------------------------------------------------------
                                                         10,859,738
--------------------------------------------------------------------
Local Phone Companies--2.3%
 53,600        Ameritech Corp.                            3,202,600
 67,100        GTE Corp.                                  3,153,700
 104,900       Worldcom, Inc.*                            2,635,613
--------------------------------------------------------------------
                                                          8,991,913
--------------------------------------------------------------------
Machinery and Equipment--0.6%
 20,100        Dover Corp.                                  994,950
 29,300        Ingersoll-Rand Co.                         1,336,813
--------------------------------------------------------------------
                                                          2,331,763
--------------------------------------------------------------------
Media/Entertainment--1.4%
 41,400        King World Productions, Inc.*              1,619,775
 54,942        Walt Disney Co.                            4,024,502
--------------------------------------------------------------------
                                                          5,644,277
--------------------------------------------------------------------
Nonferrous Metals--1.3%
 15,900        Phelps Dodge Corp.                         1,111,013
 72,800        Tyco International Ltd.                    4,158,700
--------------------------------------------------------------------
                                                          5,269,713
--------------------------------------------------------------------
Office & Business Equipment--0.5%
 36,400        Xerox Corp.                                2,133,950
--------------------------------------------------------------------
Oil & Gas Exploration--0.4%
 31,100        Burlington Resources, Inc.                 1,547,225
--------------------------------------------------------------------
Pharmaceuticals--6.7%
 51,100        Abbott Labs                                2,778,563
 53,100        Bristol Myers Squibb                       6,743,700
 18,600        Eli Lilly & Co.                            1,620,525
 82,100        Merck & Co.                                7,450,575
 23,600        Pfizer, Inc.                               2,191,850
 31,700        Pharmacia & Upjohn, Inc.                   1,180,825
 47,600        Schering Plough Corp.                      3,599,750
 13,800        Warner Lambert Co.                         1,110,900
--------------------------------------------------------------------
                                                         26,676,688
--------------------------------------------------------------------
Recreational Products--0.2%
 29,407        Mattel, Inc.                                 827,072
--------------------------------------------------------------------
Restaurants & Hotels--1.0%
 14,000        HFS, Inc.*                                   980,000
 23,000        ITT Corp.*                                 1,313,875
 40,200        McDonalds Corp.                            1,829,100
--------------------------------------------------------------------
                                                          4,122,975
--------------------------------------------------------------------
Retail--0.7%
 34,100        Home Depot, Inc.                           1,687,950
 29,900        TJX Companies, Inc.                        1,188,525
--------------------------------------------------------------------
                                                          2,876,475
--------------------------------------------------------------------
Retail-Specialty--1.2%
 48,200        Gap, Inc.                                  1,385,750
 49,600        Nike,  Inc.                                3,366,600
--------------------------------------------------------------------
                                                          4,752,350
--------------------------------------------------------------------
Semiconductors & Electronics--2.8%
 67,800        Intel Corp.                               11,000,550
--------------------------------------------------------------------
Software--2.7%
 33,350        Computer Associates International,
               Inc.                                       1,513,256
 79,900        Microsoft Corp.*                           8,149,800
 24,600        Oracle Corp.*                                956,325
--------------------------------------------------------------------
                                                         10,619,381
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks (continued)
Supermarkets--0.9%
 63,300        Great A&P Tea Co., Inc.                $   1,978,125
 31,200        Safeway, Inc.*                             1,489,800
--------------------------------------------------------------------
                                                          3,467,925
--------------------------------------------------------------------
Technical Services--0.4%
 22,800        3Com Corp.*                                1,530,450
--------------------------------------------------------------------
Technology Capital Goods--0.7%
 18,800        Applied Materials, Inc.*                     928,250
 22,000        Harris Corp.                               1,674,750
--------------------------------------------------------------------
                                                          2,603,000
--------------------------------------------------------------------
Telecommunications--0.2%
 17,000        Tellabs, Inc.*                               700,188
--------------------------------------------------------------------
Textiles--1.1%
 22,500        Liz Claiborne, Inc.                          947,813
 33,200        Sara Lee Corp.                             1,311,400
 30,800        VF Corp.                                   2,048,200
--------------------------------------------------------------------
                                                          4,307,413
--------------------------------------------------------------------
Tire & Other Related Rubber Products--0.8%
 36,800        BF Goodrich Co.                            1,508,800
 29,800        Goodyear Tire & Rubber Co.                 1,624,100
--------------------------------------------------------------------
                                                          3,132,900
--------------------------------------------------------------------
Tobacco--1.7%
 55,600        Philip Morris Companies, Inc.              6,609,450
--------------------------------------------------------------------
Total Common Stocks
   (Cost $294,916,122)                                $ 385,205,653
====================================================================
Rights--0.9%
Insurance--0.2%
 9,400         MBIA, Inc.,* exp. 12/12/01             $     903,575
--------------------------------------------------------------------
Insurance-Life--0.4%
 36,400        Protective Life Corp.*, exp. 07/13/97      1,442,350
--------------------------------------------------------------------
Specialty Finance--0.3%
 19,100        Beneficial Corp.,* exp. 11/23/97           1,284,475
--------------------------------------------------------------------
Total Rights
   (Cost $2,826,759)                                  $   3,630,400
--------------------------------------------------------------------

Principal
Amount       Description                                     Value
====================================================================
U.S. Treasury Obligations--0.2%
$   841,000  U.S. Treasury Bill
             5.08%, 05/29/97/(b)/                     $     827,118
--------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $827,118)                                    $     827,118
--------------------------------------------------------------------
Repurchase Agreement--0.9%
$ 3,600,000  Joint Repurchase Agreement Account
             5.63%, 02/03/97                          $   3,600,000
--------------------------------------------------------------------
Total Repurchase Agreements
   (Cost $3,600,000)                                  $   3,600,000
--------------------------------------------------------------------
Total Investments
   (Cost $302,169,999)/(a)/                           $ 393,263,171
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                        $  94,373,749
   Gross unrealized loss for investments in
      which cost exceeds value                           (3,489,045)
--------------------------------------------------------------------
   Net unrealized gain                                $  90,884,704
====================================================================


Futures Contracts open at January 31, 1997 are as follows:

                          Number of
                          Contracts     Settlement    Unrealized
Type                      Long/(c)/     Month         Gain
------------------------- ------------- ------------ ----------------
S&P 500 Stock Index            7        March 1997    $91,800


*  Non-income producing security.

/(a)/The aggregate cost for federal income tax purposes is $302,378,467.

/(b)/Portion of this security is being segregated as collateral for futures contracts.

/(c)/Each S&P 500 Stock Index represents $50,000 in notional par value. The total net notional amount and net market value at risk are $350,000 and $2,756,250, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Growth and Income Fund

--------------------------------------------------------------------------------
Objective and Investment Approach

        The Goldman Sachs Growth and Income Fund seeks long-term growth of capital and growth of income primarily through investments in a diversified portfolio of common stocks and other equity securities. The fund is managed with a value style, which means we focus on companies whose stocks we believe are inexpensive relative to their expected long-term earnings growth and their ability to pay dividends. Investments may include well-known companies that are temporarily out of favor due to cyclical economic conditions or are experiencing near-term difficulties the portfolio managers judge to be temporary in nature. In-depth fundamental research of a company's financial structure, its competitive position in the market and its management's commitment to increasing shareholder value are all critical parts of the fund's investment approach. Though we are not sector investors, we closely monitor the fund's sector and industry exposures compared with the benchmark in an effort to avoid unintentional over- or underweightings.

Performance Review: The Fund Outperformed the Index...


------------------------------------- ----------------- -----------
                                         Fund Total
                                           Return        S&P 500
                                       (based on net      Total
                                        asset value)      Return
                                        -----------       ------
Class A  (1/31/96 - 1/31/97)*              28.42%         26.25%
Class B  (5/1/96 - 1/31/97)*               22.23%         22.18%
Institutional (6/3/96 - 1/31/97)*          20.77%         19.11%
Service (3/6/96 - 1/31/97)*                23.87%         22.20%
------------------------------------- ----------------- -----------

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B, Institutional and Service shares is a cumulative total return (not annualized) from their inceptions through the end of the period.

        The U.S. stock market continued to soar during the period under review, adding to the impressive performance recorded during the prior year. Most of the market's gains occurred during the latter half of the period, when equities rebounded strongly following a sharp correction in July.

        We are pleased to report that all of the fund's share classes outperformed the S&P 500 stock index during the past fiscal year. Most notably, its Class A shares returned 28.42% (at net asset value) versus 26.25% for the index. During the period, the fund increased its regular quarterly dividend.

 ...And Fared Very Well Relative to Its Peers

        We are proud to announce that for the three-year period ended January 31, 1997, the fund's Class A shares were rated "five stars" (out of 1,858 domestic equity funds) by Morningstar, Inc., an independent mutual fund rating agency. The "five star" designation is Morningstar's highest rating for historical risk-adjusted performance, and is given to mutual funds that Morningstar determines to be in the top 10% of their category.1

         In addition, the fund's Class A shares ranked within the top 10% of the Lipper growth and income category (53rd of 533) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B, Institutional and Service shares

-------------------------

1 Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 1/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. For the one-year period, the Class A shares received four stars and was rated among 2,990 domestic equity funds. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B, Institutional and Service shares have not been rated. Class B, Institutional and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are five Morningstar categories (domestic equity, international equity, fixed income, municipal and hybrid). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
were not ranked because they did not exist during the full year.)

Financial, Technology and Energy Stocks Were Among the Fund's Best Performers

        The fund's outperformance came from successful stock selection in a wide range of industries, led by finance, its largest sector weighting at 18.0%. Technology and energy investments also did well. In addition, the fund benefited significantly from our decision to limit its exposure in the media and communication sector. Our concerns regarding increased competition between the local exchange and long-distance companies and high valuations in the sector proved to be on target.

        In the financial sector, top performers were BankAmerica Corp. and NationsBank Corp., the country's third and fourth largest banks, respectively. BankAmerica Corp. increased its focus on aggressive capital management, which resulted in its exiting unprofitable businesses and buying back some of its stock. NationsBank Corp. acquired Bank South Corp. and Boatmen's Bancshares, Inc., and investors began to realize the benefits of its cost structure due to its acquisitions over the past few years.

        Technology holdings that performed well included Intel Corp., the dominant microprocessor manufacturer, which was purchased when the sector was depressed due to concerns that the personal computer upgrade cycle had slowed. Intel quickly rebounded when investors recognized the advantages of its dominant market position, and we subsequently sold the stock when it reached our target price. We saw solid gains from Avnet, Inc., the second largest distributor of semiconductors and other electronic components, which we viewed as an inexpensive opportunity to participate in the growth of the technology sector.

        The fund was also well served by a number of its energy-related investments. Tosco Corp., an oil refiner and distributor, more than doubled in price as it continued to consolidate its market position through an ambitious acquisition strategy, and Texaco Inc. benefited from higher petroleum prices and a restructuring program that meaningfully improved profits.

        In addition, several holdings appreciated due to special situations. Our confidence in Long Island Lighting Co., a New York-based utility, which had been shunned by many other investors, was handsomely rewarded when the stock soared after Brooklyn Union Gas Co. made an attractive bid for the company in January. The fund also benefited when McDonnell Douglas Corp., one of our long-term positions, was acquired by Boeing Co. at a very favorable price. Sunbeam Corp., a leading consumer products company, met with an enthusiastic investor response to the aggressive restructuring program initiated by its new CEO.

Paper and Chemical Stocks Were Weak

        Disappointing performers included three companies impacted by overcapacity in their respective industries: Georgia-Pacific Corp. and Stone Container Corp., both manufacturers of paper products, and Geon Corp., a manufacturer of polyvinyl chloride. We continue to have confidence in these companies and expect their prospects to improve over time.

Additional Investments in a Variety of Sectors

        During the period, we added a number of new holdings. These included Dean Witter, Discover & Co., which we viewed as undervalued based on the potential of its broker-dealer/asset management business and its large Discover credit card business. In February 1997, Dean Witter, Discover & Co. announced its intention to merge with investment bank Morgan Stanley. We also invested in Unicom Corp., an electric utility that operates 12 nuclear units at six sites. Unicom generates excess capital and, unlike many other electric utilities, has no utility power purchase problems. We established a position after its stock price declined due to a mandated increase in spending on operations and maintenance, an issue that management believes will not impair the company's long-

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Growth and Income Fund (continued)

--------------------------------------------------------------------------------

term prospects. Also notable was our decision to increase the fund's position in Tenet Healthcare Corp., a long-term holding, based on its prospects for improved efficiencies resulting from the integration of its acquisition of OrNda Healthcorp., a for-profit hospital chain.

Sales Included Several Financial and Technology Positions

           We sold several stocks after they appreciated and reached our price targets. These included Anheuser-Busch Co., Inc., the world's largest brewer, which reported strong earnings; Greenpoint Financial Corp., which benefited from increased investor appreciation of the value of its "no-documentation--low-documentation" mortgage franchise; and technology holdings Compaq Computer Corp. and Intel Corp.


--------------------------------------------------------------------------------
 Top 10 Portfolio Holdings as of January 31, 1997
                                                      Percentage
                                                     of Total Net

 Company                       Line of Business         Assets
 Aetna Inc.                    Healthcare Service        3.3%
                                 Provider
 Tenet Healthcare Corp.        Hospitals                 3.3%
 Lear Corp.                    Autoparts/Original        3.0%
                                 Equipment
 Cigna Corp.                   Insurance                 2.9%
 Brunswick Corp.               Pleasure                  2.9%
                                 Boats/Marine
                                 Engines
 Dean Witter, Discover & Co.   Financial Services        2.8%
 Goodyear Tire & Rubber Co.    Tire and Rubber           2.8%
                                 Products
 Philip Morris Companies,      Tobacco and Food          2.7%
   Inc.                          Products
 Avnet, Inc.                   Electronic                2.7%
                                 Components
                                 Distributor
 BankAmerica Corp.             Commercial Bank           2.6%

--------------------------------------------------------------------

Outlook

           As we enter the seventh year of a bull market for U.S. equities, we view the market as moderately overvalued and therefore unlikely to match the strong return it achieved in 1996. In this environment, it is particularly noteworthy that the fund's holdings continue to be attractively valued even after last year's rally. Our focus on undervalued stocks and extensive fundamental research will continue to be extremely important in the more challenging market we anticipate ahead.


/s/ Ronald E. Gutfleish                                /s/ G. Lee Anderson
------------------------                               -------------------------
Ronald E. Gutfleish                                    G. Lee Anderson
Senior Portfolio Manager,                              Portfolio Manager,
U.S. Active Equity Value                               U.S. Active Equity Value



                                /s/ Eileen A. Aptman
                                --------------------
                                Eileen A. Aptman
                                Portfolio Manager,
                                U.S. Active Equity Value

March 3, 1997

-------------------------------------------------------------------------------
Goldman Sachs Growth and Income Fund
January 31, 1997

-------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                             Class A

                    [LINE GRAPH APPEARS HERE]

            GS Growth & Inc      GS Growth & Inc
               Class A              Class A
           (w/sales charge)     (no sales charge)     S&P 500
           ----------------     -----------------     -------
2/5/93         $ 9,450              $10,000           $10,000
1/31/94         10,686               11,308            11,073
1/31/95         11,110               11,757            11,132
1/31/96         14,716               15,573            15,436
1/31/97         18,911               20,012            19,501
                             Class B

                    [LINE GRAPH APPEARS HERE]

            GS Growth & Inc        GS Growth & Inc
               Class B                Class B
           (no redemp charge)     (w/redemp charge)    S&P 500
           ------------------     -----------------    -------
5/1/96        $10,000                $10,000           $10,000
1/31/97        12,223                 11,723            12,218

              Institutional

        [LINE GRAPH APPEARS HERE]

           GS Growth & Inc
         Institutional Class     S&P 500
         -------------------     -------
6/3/96        $10,000            $10,000
1/31/97        12,077             11,911

                 Service

        [LINE GRAPH APPEARS HERE]

           GS Growth & Inc
            Service Class     S&P 500
           ---------------    -------
3/6/96        $10,000         $10,000
1/31/97        12,387          12,220

                                    --------------------------------------------
                                              Average Annual Total Return
                                    --------------------------------------------
                                          One Year         Since Inception /(a)/
--------------------------------------------------------------------------------
Class A, no sales charge                   28.42%                  18.98%
--------------------------------------------------------------------------------
Class A, w/sales charge                    21.39%                  17.31%
--------------------------------------------------------------------------------
Class B, no redemption charge               N/A                    22.23% /(b)/
--------------------------------------------------------------------------------
Class B, w/redemption charge                N/A                    17.23% /(b)/
--------------------------------------------------------------------------------
Institutional Class                         N/A                    20.77% /(b)/
--------------------------------------------------------------------------------
Service Class                               N/A                    23.87% /(b)/
--------------------------------------------------------------------------------

/(a)/ Class A, Class B, Institutional and Service shares commenced operations on
      February 5, 1993, May 1, 1996, June 3, 1996 and March 6, 1996,
      respectively.

/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
-------------------------------------------------------------------
Goldman Sachs Growth and Income Fund
January 31, 1997


-------------------------------------------------------------------

Shares           Description                                  Value
===================================================================
Common Stocks--93.2%

Airlines--3.2%
 96,100        AMR Corp.*                             $   7,736,050
 463,600       Continental Airlines, Inc.*               12,980,800
-------------------------------------------------------------------
                                                         20,716,850
-------------------------------------------------------------------
Appliance Manufacturer--1.9%
 440,900       Sunbeam Corp.                             12,234,975
-------------------------------------------------------------------
Auto/Original Equipment Manufacturer--3.0%
 512,800       Lear Corp.*                               19,165,900
-------------------------------------------------------------------
Auto/Vehicle--2.0%
 394,800       Ford Motor Co.                            12,682,950
-------------------------------------------------------------------
Banks--8.3%
 146,600       BankAmerica Corp.                         16,364,225
 64,900        Chase Manhattan Corp.                      6,003,250
 117,800       Fleet Financial Group Inc.                 6,361,200
 146,900       NationsBank Corp.                         15,865,200
 96,500        Republic of New York Corp.                 8,552,313
-------------------------------------------------------------------
                                                         53,146,188
-------------------------------------------------------------------
Chemicals-Commodity--2.0%
 439,800       Geon Co.                                   8,246,250
 97,400        Union Carbide Corp.                        4,419,525
-------------------------------------------------------------------
                                                         12,665,775
-------------------------------------------------------------------
Defense--3.4%
 225,100       McDonnell Douglas Corp.                   15,137,975
 79,800        Northrop Grumman Corp.                     6,234,375
 6,300         Thiokol Corp.                                352,800
-------------------------------------------------------------------
                                                         21,725,150
-------------------------------------------------------------------
Department Stores--1.6%
 207,700       Sears Roebuck & Co.                        9,969,600
-------------------------------------------------------------------
Electric Utilities--5.1%
 95,100        CMS Energy Corp.                           3,185,850
 641,400       Long Island Lighting Co.                  14,591,850
 632,300       Unicom Corp.                              14,938,088
-------------------------------------------------------------------
                                                         32,715,788
-------------------------------------------------------------------
Food--2.8%
 582,200       Chiquita Brands International, Inc.        8,514,675
 58,400        Unilever Inc.                              9,606,800
-------------------------------------------------------------------
                                                         18,121,475
-------------------------------------------------------------------
Forest Products--1.9%
 161,500       Georgia Pacific Corp.                     11,890,438
-------------------------------------------------------------------
Health Suppliers/Services--2.0%
 280,800       Baxter International, Inc.                12,951,900
-------------------------------------------------------------------
Healthcare Management--6.6%
 266,400       Aetna Inc.                                21,045,600
 768,500       Tenet Healthcare Corp.*                   20,749,500
-------------------------------------------------------------------
                                                         41,795,100
-------------------------------------------------------------------
Home Builders--3.1%
 232,800       Centex Corp.                               9,079,200
 388,500       Lennar Corp.                              10,343,813
-------------------------------------------------------------------
                                                         19,423,013
-------------------------------------------------------------------
Insurance-Life--4.3%
 123,600       Cigna Corp.                               18,740,850
 166,200       Lincoln National Corp.                     8,912,475
-------------------------------------------------------------------
                                                         27,653,325
-------------------------------------------------------------------
Insurance-Property & Casualty--1.4%
 16,100        Integon Corp.                                223,388
 237,600       Partner Re Holding Ltd.                    8,434,800
-------------------------------------------------------------------
                                                          8,658,188
-------------------------------------------------------------------
Integrated Oil--4.8%
 121,400       Atlantic Richfield Co.                    16,055,150
 138,900       Texaco, Inc.                              14,706,038
-------------------------------------------------------------------
                                                         30,761,188
-------------------------------------------------------------------
Logistics/Rails--1.8%
 415,700       Canadian Pacific Ltd.                     11,275,863
-------------------------------------------------------------------
Logistics/Trucking--2.0%
 512,100       Consolidated Freightways, Inc.            12,994,538
-------------------------------------------------------------------
Oil Refining & Marketing--3.6%
 187,700       Ashland Inc.                               8,094,563
 166,800       Tosco Corp.                               14,761,800
-------------------------------------------------------------------
                                                         22,856,363
-------------------------------------------------------------------
Packaging--2.5%
 661,600       Owens Illinois Corp.*                     15,713,000
-------------------------------------------------------------------
Recreational Products--2.9%
 724,800       Brunswick Corp.                           18,210,600
-------------------------------------------------------------------
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------



-------------------------------------------------------------------

Shares           Description                                  Value
-------------------------------------------------------------------
Common Stocks (continued)
Security and Commodity Brokers, Dealers and Services--1.0%
 195,900       Lehman Brothers Holdings, Inc.         $   6,195,338
-------------------------------------------------------------------
Semiconductors & Electronics--2.7%
 275,100       Avnet, Inc.                               17,021,813
-------------------------------------------------------------------
Software--1.1%
 214,300       Autodesk, Inc.                             6,777,238
-------------------------------------------------------------------
Specialty Finance--2.8%
 470,200       Dean Witter Discover & Co.                17,926,375
-------------------------------------------------------------------
Steel--1.6%
 251,600       AK Steel Holding Corp.                    10,126,900
-------------------------------------------------------------------
Supermarkets--3.4%
 726,500       Fleming Companies, Inc.                   11,714,813
 316,700       Supervalu, Inc.                            9,778,113
-------------------------------------------------------------------
                                                         21,492,926
-------------------------------------------------------------------
Textiles--2.4%
 374,400       Fruit of The Loom, Inc.*                  15,022,800
-------------------------------------------------------------------
Tire & Other Related Rubber Products--2.8%
 320,900       Goodyear Tire & Rubber Co.                17,489,050
-------------------------------------------------------------------
Tobacco--5.2%
 63,700        Loews Corp.                                6,298,338
 144,700       Philip Morris Companies, Inc.             17,201,204
 187,480       RJR Nabisco, Inc.                          6,139,970
 115,600       Universal Corp.                            3,583,600
-------------------------------------------------------------------
                                                         33,223,112
-------------------------------------------------------------------
Total Common Stocks
   (Cost $465,569,279)                                $ 592,603,719
===================================================================
Preferred Stocks--0.6%
Food--0.3%
 44,600        Chiquita Brands International, Inc.
               Convertible, 5.75%                     $   2,073,900
-------------------------------------------------------------------
Tobacco--0.3%
 287,100       RJR Nabisco, Inc., Class C 9.25%           1,902,038
-------------------------------------------------------------------
Total Preferred Stocks
   (Cost $3,843,410)                                  $   3,975,938
===================================================================
Rights--2.0%
Forest Products--1.2%
 579,100       Stone Container Corp.,* exp.
               08/08/98                               $   7,817,850
-------------------------------------------------------------------
Technology Capital Goods--0.8%
 166,300       Teradyne, Inc.,* exp. 03/26/00             5,134,513
-------------------------------------------------------------------
Total Rights
   (Cost $13,294,493)                                 $  12,952,363
===================================================================
Repurchase Agreements--4.2%
-------------------------------------------------------------------
$ 26,800,000  Joint Repurchase Agreement Account
              5.63%, 02/03/97                         $  26,800,000
-------------------------------------------------------------------
Total Repurchase Agreements
   (Cost $26,800,000)                                 $  26,800,000
===================================================================


Contracts         Description                              Value
===================================================================
Options*--0.4%
 1,340         S & P 500 Index Put, Strike 750
               exp. 06/97                             $   2,244,500
 1,439         S & P 500 Index Put, Strike 700
               exp. 03/97                                   377,738
-------------------------------------------------------------------
Total Options
   (Cost $4,105,525)                                  $   2,622,238
===================================================================
Total Investments
   (Cost $513,612,707)/(a)/                           $ 638,954,258
===================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in which
      value exceeds cost                               $136,933,045
   Gross unrealized loss for investments in which
      cost exceeds value                                (11,607,531)
-------------------------------------------------------------------
 Net unrealized gain                                   $125,325,514
===================================================================

*    Non-income producing security.
/(a)/The aggregate cost for federal income tax purposes is $513,628,744. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
-------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

    The Goldman Sachs Capital Growth Fund seeks long-term growth of capital primarily through investments in a portfolio of large-capitalization stocks. We use extensive fundamental research to identify companies in a diversified range of industries that we believe offer attractive growth potential at a reasonable price.

    The fund's investment management team believes that wealth is created through the long-term ownership of growing businesses. As such, we view each stock purchase as if we were buying the entire business. To implement this investment strategy, we focus on growing companies with characteristics such as strong brand franchises, dominant market share, recurring revenue, product pricing flexibility, long product life cycles, high returns on invested capital, high profit margins, strong free cash flow, excellent management and favorable long-term prospects. Finally, we will buy a stock meeting our rigorous criteria only if it trades at a reasonable discount to the company's intrinsic value.

Performance Review:  Fund Achieved Strong Results

--------------------------------------------------------------------
                                     Fund Total Return    S&P 500
                                       (based on net       Total
                                        asset value)       Return
                                        -----------        ------
 Class A  (1/31/96 - 1/31/97)*             25.97%          26.25%
 Class B  (5/1/96 - 1/31/97)*              19.39%          22.18%
--------------------------------------------------------------------

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B shares is a cumulative total return (not annualized) from their inception through the end of the period.

    During the 12-month period ended January 31, 1997, the fund's Class A shares achieved a total return of approximately 26%, in line with the S&P 500 stock index, reflecting the robust equity market, particularly during the second half of the period. The fund's Class B shares also achieved strong absolute results; however, a partial year of only nine months is obviously too short a time frame to meaningfully measure long-term performance.

    We are pleased to report that for the five-year period ended January
31, 1997, the fund's Class A shares were rated "four stars" (out of 1,072 domestic equity funds) by Morningstar, Inc., an independent mutual fund rating agency./1/ In addition, the fund's Class A shares fared well versus its peers in the Lipper growth fund category, placing in the top third (187th out of 685) for the 12-month period and in the top quartile (56th out of 263) for the five-year period, as of January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Lipper did not rank the fund's Class B shares.)

Top Performers Included Financial, Technology and Defense Stocks

    The fund's best performers during the period came from a variety of sectors, particularly financial services (20.4% of the portfolio), technology (9.1%) and defense/aerospace (3.2%).

 .   Top performers in the financial sector included MBNA Corp. and First USA
Inc., the nation's third and fourth largest credit card issuers, respectively, which both reported better than expected earnings and loan growth. In

--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 1/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Class A shares received three stars for both the three- and one-year periods. The Class A shares were rated among 1,858 and 2,990 domestic equity funds for the three- and one-year periods, respectively. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B shares have not been rated. Class B shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are five Morningstar categories (domestic equity, international equity, fixed income, municipal and hybrid). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

addition, these companies benefited from continuing industry consolidation, with First USA performing particularly well after Banc One announced that it was acquiring the company. Two of the fund's commercial bank holdings, BankAmerica Corp. and NationsBank Corp., appreciated due to successful cost cutting, strong earnings growth and aggressive capital management, and PartnerRe Holding Ltd., a worldwide provider of catastrophe reinsurance, rose on strong earnings.

 .    Several of our technology holdings also performed well. During the first half of the period, we increased the fund's positions in Intel Corp., the dominant microprocessor manufacturer, and Compaq Computer Corp., the world's largest manufacturer of personal computers, when their prices slumped because of concerns regarding slowing computer sales. This strategy significantly contributed to the fund's performance when computer sales were stronger than expected. We subsequently sold Compaq Computer when it reached our target price but continue to hold Intel, which more than tripled in price during the period.

 .    Consolidation in the defense industry helped two of the fund's long-
standing investments in that sector. McDonnell Douglas Corp. climbed over 50% after the announcement of its proposed merger with Boeing Co., and Northrop Grumman Corp. was buoyed by its purchase of Westinghouse Electric Corp.'s defense electronics businesses.

Specific Paper, Airline and Insurance Stocks Lagged

     Not all of the fund's holdings fulfilled our expectations. For example, Georgia-Pacific Corp., a manufacturer of paper products, suffered from an industry oversupply and a consequent decline in paper and pulp prices; AMR Corp., the holding company of American Airlines, was impacted by concerns regarding competition from discount carriers; and Integon Corp., a provider of automobile insurance, experienced a higher than expected increase in claims and lower earnings.

New Additions in Consumer Product Companies and Pharmaceuticals

     During the period, we initiated several positions that reflect our new emphasis on large-capitalization stocks with world-class franchises and/or strong brand names. For example, we added Procter & Gamble Co., one of the strongest marketers in the U.S. with a stable of brand name products, many of which hold number one or number two positions in their respective markets. Over the past decade, the company has achieved steady growth in revenues and earnings, exactly the type of consistent operating history that we favor. Another recent investment was Coca-Cola Co., a world-class company with four of the five leading carbonated soft drinks -- Coca-Cola, Diet Coke, Sprite and Fanta. With 80% of its business coming from abroad, we expect Coca-Cola's long-term earnings growth to continue as it further penetrates the emerging markets of China, India, Latin America, Southeast Asia, Eastern Europe and Russia.

     Other new positions included pharmaceutical companies Bristol-Myers
Squibb Co., Johnson & Johnson Co. and Pfizer, Inc., which are attractive because of their strong new product flow, huge free cash flow, earnings growth and essentially net debt-free balance sheets. We believe these companies are positioned to be major beneficiaries as the baby boomers age and require more health-related products and services over the coming decades.

Sales Included Several Investments in Cyclical Industries

     During the period, we sold Kirby Corp. and Trinity Industries after we lost confidence in their managements' attempts to improve their competitive positions, and cyclical stocks such as Quanex Corp. and Harnischfeger Industries, Inc. after they were unable to improve their profitability in difficult industry conditions. In contrast, we sold the fund's long-held position in Millipore Corp., an industrial filter producer, after it reached our target price.

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund (continued)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 10 Portfolio Holdings as of January 31, 1997

                                                        Percentage
                                                         of Total
 Company                       Line of Business         Net Assets
 First USA, Inc.               Financial Services          4.5%
 Intel Corp.                   Semiconductors and          4.3%
                                 Electronics
 NationsBank Corp.             Commercial Bank             3.4%
 Aetna Inc.                    Healthcare                  3.4%
                                 Management
 Texaco Inc.                   International               3.3%
                                 Integrated Oil
                                 Company
 BankAmerica Corp.             Commercial Bank             3.2%
 Tenet Healthcare Corp.        Hospitals                   3.0%
 Philip Morris Companies,      Tobacco and Food            3.0%
   Inc.                          Products
 Baxter International, Inc.    Medical Supplies            2.9%
 PartnerRe Ltd.                Insurance                   2.7%
--------------------------------------------------------------------

Outlook

           We believe that the global political and economic environments will continue to remain favorable for the financial markets. In our opinion, the outlook for the U.S. stock market is attractive, as we expect it to continue to benefit from low inflation, moderate growth and high levels of consumer confidence. In addition, we anticipate that the equity market will continue to be buoyed as baby boomers increase their savings and 401(k) investment plans grow. To enhance the fund's ability to benefit from the positive investing climate, we expect to continue to diversify the portfolio among industry sectors and increase its holdings of large-cap stocks, with the intention of both providing favorable long-term returns and reducing portfolio risk.

           We want to emphasize that investing is a marathon, not a sprint. Notwithstanding the excellent performance the fund has recently experienced, we have a long-term investment horizon. In a nutshell, we hope to be able to purchase great companies with attractive business characteristics and favorable long-term outlooks, and then patiently hold them for an extended period of time so that their growth compounds.


/s/ Herbert E. Ehlers

Herbert E. Ehlers
Senior Portfolio Manager,
U.S. Active Equity Growth


/s/ Robert G. Collins

Robert G. Collins
Portfolio Manager,

U.S. Active Equity Growth


/s/ Gregory H. Ekizian

Gregory H. Ekizian
Portfolio Manager,
U.S. Active Equity Growth

March 3, 1997

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund
January 31, 1997

-------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                           [LINE GRAPH APPEARS HERE]

                           GS Capital Growth    GS Capital Growth
                               Class A              Class A
                           (w/sales charge)     (no sales charge)    S&P 500
                           -----------------    -----------------    -------
4/20/90                         9,450                 10,000          10,000
1/31/91                         9,529                 10,084          10,552
1/31/92                        12,322                 13,040          12,946
1/31/93                        14,542                 15,388          14,316
1/31/94                        16,998                 17,987          16,160
1/31/95                        16,254                 17,200          16,246
1/31/96                        21,203                 22,437          22,528
1/31/97                        26,726                 28,282          28,460

                                    Class B

                           [LINE GRAPH APPEARS HERE]

                              GS Capital Growth   GS Capital Growth
                                   Class B             Class B
                             (no redemp. charge)  (w/redemp. charge)  S&P 500
                             -------------------  ------------------  -------
5/1/96                            $10,000              $10,000        $10,000
1/31/97                            11,939               11,439         12,218

                                ----------------------------------------------
                                           Average Annual Total Return
                                ----------------------------------------------
                                  One Year     Five Year  Since Inception/(a)/
------------------------------------------------------------------------------
Class A, no sales charge           25.97%        16.73%        16.54%
------------------------------------------------------------------------------
Class A, w/sales charge            19.04%        15.42%        15.57%
------------------------------------------------------------------------------
Class B, no redemption charge       N/A           N/A          19.39%/(b)/
------------------------------------------------------------------------------
Class B, w/redemption charge        N/A           N/A          14.39%/(b)/
------------------------------------------------------------------------------

/(a)/Class A and Class B shares commenced operations on April 20, 1990 and
     May 1, 1996, respectively.
/(b)/An aggregate total return (not annualized) is shown instead of an average annual total return since this class has not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Capital Growth Fund
January 31, 1997

--------------------------------------------------------------------


--------------------------------------------------------------------

Shares           Description                                   Value
====================================================================
Common Stocks--98.9%
Advertising & Marketing--1.8%
 888,900         Valassis Communications, Inc.*       $  16,333,538
--------------------------------------------------------------------
Airlines--1.5%
 176,500         AMR Corp.*                              14,208,250
--------------------------------------------------------------------
Auto/Original Equipment Manufacturer--1.6%
 391,900         Lear Corp.*                             14,647,262
--------------------------------------------------------------------
Banks--6.6%
 263,700         BankAmerica Corp.                       29,435,512
 291,500         NationsBank Corp.                       31,482,000
--------------------------------------------------------------------
                                                         60,917,512
--------------------------------------------------------------------
Beverages--2.1%
 155,100         Coca Cola Co.                            8,976,413
 293,800         Pepsico, Inc.                           10,246,275
--------------------------------------------------------------------
                                                         19,222,688
--------------------------------------------------------------------
Commercial Services--0.9%
 226,500         Ecolab Inc.                              8,380,500
--------------------------------------------------------------------
Communications Technology--1.7%
 290,860         Lucent Technologies, Inc.               15,779,155
--------------------------------------------------------------------
Construction/Environmental Services--2.0%
 497,500         WMX Technologies, Inc.                  18,220,938
--------------------------------------------------------------------
Consumer Staples--4.0%
 150,800         Avon Products Inc.                       9,462,700
 109,000         Gillette Co.                             8,883,500
 160,940         Procter & Gamble Co.                    18,588,570
--------------------------------------------------------------------
                                                         36,934,770
--------------------------------------------------------------------
Defense--3.2%
 226,800         McDonnell Douglas Corp.                 15,252,300
 187,500         Northrop Grumman Corp.                  14,648,438
--------------------------------------------------------------------
                                                         29,900,738
--------------------------------------------------------------------
Electric Utilities--1.6%
 669,400         Long Island Lighting Co.                15,228,850
--------------------------------------------------------------------
Electrical Equipment Manufacturer--1.0%
 89,400          General Electric Co.                     9,208,200
--------------------------------------------------------------------
Electronics & Semiconductors--1.5%
 219,700         Avnet Inc.                              13,593,937
--------------------------------------------------------------------
Food--1.8%
 186,500         Nabisco Holdings Corp.                   7,133,625
 160,480         William Wrigley Jr. Co.                  9,327,900
--------------------------------------------------------------------
                                                         16,461,525
--------------------------------------------------------------------
Forest Products--2.2%
 273,500         Georgia Pacific Corp.                   20,136,437
--------------------------------------------------------------------
Health Suppliers/Services--8.4%
 589,600         Baxter International, Inc.              27,195,300
 477,500         Fisher Scientific International, Inc.   20,950,312
 176,400         Johnson & Johnson                       10,165,050
 277,600         Perkin-Elmer Corp.                      19,397,300
--------------------------------------------------------------------
                                                         77,707,962
--------------------------------------------------------------------
Healthcare Management--8.5%
 395,760         Aetna Inc.                              31,265,040
 487,650         Columbia HCA Healthcare                 19,262,175
 1,021,400       Tenet Healthcare Corp.*                 27,577,800
--------------------------------------------------------------------
                                                         78,105,015
--------------------------------------------------------------------
Hotels & Restaurants--1.0%
 169,720         Marriott International, Inc.             9,016,375
--------------------------------------------------------------------
Information Management--1.9%
 241,000         First Data Corp.                         8,676,000
 135,670         Reuters Holdings Corp. ADR               8,665,921
--------------------------------------------------------------------
                                                         17,341,921
--------------------------------------------------------------------
Insurance-Property and Casualty--3.2%
 356,650         Integon Corp.                            4,948,519
 703,800         PartnerRe Holding Ltd.                  24,984,900
--------------------------------------------------------------------
                                                         29,933,419
--------------------------------------------------------------------
Integrated Oil--6.7%
 68,700          Amoco Corp.                              5,976,900
 52,700          Atlantic Richfield Co.                   6,969,575
 90,900          Mobil Corp.                             11,930,625
 41,200          Royal Dutch Petroleum ADR                7,148,200
 284,800         Texaco, Inc.                            30,153,200
--------------------------------------------------------------------
                                                         62,178,500
--------------------------------------------------------------------
Logistics/Rails--1.6%
 556,900         Canadian Pacific Ltd.                   15,105,912
--------------------------------------------------------------------


--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

Shares           Description                                  Value
--------------------------------------------------------------------
Common Stocks (continued)
Media Content--4.6%
 166,200         Gaylord Entertainment Co.            $   4,258,875
 261,800         Knight Ridder, Inc.                     10,046,575
 530,700         Telecommunication Liberty
                 Media Group*                            10,083,300
 237,610         Time Warner Inc.                         9,147,985
 130,400         Walt Disney Co.                          9,551,800
--------------------------------------------------------------------
                                                         43,088,535
--------------------------------------------------------------------
Packaging--1.6%
 614,000         Owens Illinois Corp.*                   14,582,500
--------------------------------------------------------------------
Pharmaceuticals--2.3%
 90,500          Bristol Myers Squibb                    11,493,500
 104,300         Pfizer, Inc.                             9,686,863
--------------------------------------------------------------------
                                                         21,180,363
--------------------------------------------------------------------
Retail Trade--1.0%
 222,600         Walgreen Co.                             9,154,425
--------------------------------------------------------------------
Retail-Department Stores--2.1%
 658,400         Dillard Department Stores, Inc.         19,669,700
--------------------------------------------------------------------
Security and Commodity Brokers, Dealers and Services--2.0%
 571,000         Lehman Brothers Holdings, Inc.          18,057,875
--------------------------------------------------------------------
Semiconductors & Electronics--4.3%
 247,000         Intel Corp.                             40,075,750
--------------------------------------------------------------------
Specialty Finance & Agency--8.6%
 345,300         Federal National Mortgage Assn.         13,639,350
 828,200         First USA, Inc.                         41,927,625
 683,925         MBNA Corp.                              23,595,413
--------------------------------------------------------------------
                                                         79,162,388
--------------------------------------------------------------------
Specialty Retail--1.0%
 311,900         Service Corp. International              9,045,100
--------------------------------------------------------------------
Technology Capital Goods--1.5%
 286,400         Applied Materials Inc.*                 14,141,000
--------------------------------------------------------------------
Tire & Other Related Rubber Products--2.1%
 362,400         Goodyear Tire & Rubber Co.              19,750,800
--------------------------------------------------------------------
Tobacco--3.0%
 229,400         Philip Morris Companies, Inc.           27,269,925
--------------------------------------------------------------------
Total Common Stocks
   (Cost $661,066,240)                                $ 913,741,765
--------------------------------------------------------------------
--------------------------------------------------------------------
 Principal
 Amount        Description                                     Value
====================================================================
 Repurchase Agreement--2.0%
 $18,300,000   Joint Repurchase Agreement Account
               5.63%, 02/03/97                        $  18,300,000
--------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $18,300,000)                                 $  18,300,000
--------------------------------------------------------------------
Total Investments
   (Cost $679,366,240)(a)                             $ 932,041,765
--------------------------------------------------------------------
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                        $ 255,377,138
   Gross unrealized loss for investments in
      which cost exceeds value                           (3,163,091)
--------------------------------------------------------------------
   Net unrealized gain                                $ 252,214,047
====================================================================

 *  Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $679,827,718.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
----------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund

----------------------------------------------------------------------

Objective and Investment Approach

           The Goldman Sachs Small Cap Equity Fund's objective is long-term capital appreciation, primarily through investments in equity securities of U.S. companies with market capitalizations of $1 billion or less. The fund is managed using a "business value" approach to investing, which means we look for attractive companies with high or improving returns on capital that we believe can achieve solid, sustainable growth, as well as generate free cash after investing for future growth. This approach differs markedly from many emerging growth small-cap funds that invest in companies with high price-to-earnings multiples solely on the basis of rapid, but frequently unsustainable, growth rates. Using our own rigorous fundamental research, which includes meeting with a company's management and examining a company's competitors, customers and suppliers, we build the fund's portfolio one stock at a time.

Performance Review:  Class A Shares Outperformed the Benchmark and the S&P 500


--------------------------------------------------------------------
                                    Fund Total Return    Russell
                                      (based on net    2000 Total
                                       asset value)       Return
                                       -----------        ------
 Class A  (1/31/96 - 1/31/97)*            27.28%          18.95%
 Class B  (5/1/96 - 1/31/97)*              5.39%           7.32%
--------------------------------------------------------------------

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B shares is a cumulative total return (not annualized) from their inception through the end of the period.

        During the period under review, small-cap stocks achieved strong returns but still underperformed large-cap stocks. Small-caps began the period on a strong note, outpacing large-caps from February through May, then gave up their early lead during June and July when the market experienced a sharp correction. While both large-cap and small-cap stocks sold off, small-caps were particularly hard hit. During the latter half of the period, the market surged to record highs, but small-caps trailed their larger peers as investors rushed to participate in the rising market, but hedged their bets by sticking with the largest, most liquid stocks.

        Despite the small-cap sector's waning momentum, we are pleased to report that the fund's Class A shares returned 27.28% (at net asset value), outperforming both its benchmark, the Russell 2000 index (18.95%), and the large-cap S&P 500 stock index (26.25%). In addition, the fund's Class A shares placed in the top third of the Lipper small-company growth fund category (ranking 129th out of 394) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Lipper did not rank the fund's Class B shares.) The fund's Class B shares also achieved positive returns, but did not fare as well because their inception coincided with the start of a more difficult market environment for small-cap stocks.

        The fund's performance was especially strong during the first half of the period, when a number of its long-held investments performed well. These positions included some companies that had experienced temporary difficulties and rebounded on improving fundamentals, as well as companies that had been relatively undiscovered and garnered increased investor awareness due to continued strong earnings gains. The fund also performed better than the broader market during the summer correction, when expensive, momentum-type stocks were hit harder than those with inexpensive valuations, which the fund typically emphasizes. In contrast, during the second half of the period, stocks with momentum characteristics rebounded, while the types of stocks that the fund stresses did not perform as strongly. In addition, the fund experienced price corrections in several holdings due to earnings volatility.

        The fund's top performers during the period came from a wide variety of industries, with Black Box Corp. and Morningstar Group, Inc. contributing significantly to overall results. Black Box Corp., a catalog marketer of

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
communications and networking products, was the fund's largest holding in the beginning of the period and climbed substantially as it continued to achieve record revenues and profits due to successful direct marketing efforts and new product introductions. The position in Black Box was then sold after it reached our target price. Morningstar Group, Inc., a manufacturer of specialty foods, was the fund's eighth largest holding at the start of the period and nearly tripled in price when it consolidated its market position through internal growth, new product introductions and several attractive acquisitions. The fund has held Morningstar Group for over four years; it is a good example of our willingness to hold strong businesses until the market recognizes their true value.

        Other strong performers included American Safety Razor Co., the leading U.S. manufacturer of private-brand and value-priced shaving blades, which benefited from internal profit enhancement efforts and particularly strong sales of its branded and private-label shaving and personal care products; Movado Group, Inc., the owner of the Movado, Concord and Esquire watch brands, which rebounded due to significant sales growth, new licensing agreements and increased analyst coverage; J. Baker, Inc., a diversified retailer of footwear and apparel, which announced its intention to sell its shoe division in order to focus its resources on its successful "Casual Male Big & Tall" stores; and Nimbus CD International, Inc., a CD and CD-ROM manufacturer that we sold after it rose sharply due to high investor expectations of future DVD (digital video disk) demand. Finally, several financial holdings performed well, such as Horace Mann Educators Co., a provider of property, casualty and life insurance for the educator market, and Terra Nova Bermuda Holdings, a worldwide provider of property casualty insurance and reinsurance.

        Not all of the fund's holdings fulfilled our expectations. Several stocks were hurt by disappointing earnings, although we continue to believe in their long-term prospects. For example, Landstar System, Inc. experienced weakness when the restructuring of its trucking operations from a fixed cost to a variable cost business took longer than expected. In addition, Central Maine Power Co. was impacted by uncertainty in the regulatory environment, and Alpine Lace Brands, Inc., a developer and marketer of cheese products, declined due to an increase in commodity cheese prices. We took advantage of lower prices and increased the fund's positions in all three stocks. In contrast, we liquidated two other underperformers, Musicland Stores Corp. and Levitz Furniture Inc., because their fundamental businesses continued to deteriorate.

Recent Additions

        During the period, we initiated a number of positions that have already contributed to performance. These included Linens 'N Things, Inc., a retailer of home accessories, which was attractively valued versus its key competitor, Bed, Bath and Beyond, and has significant store expansion and margin improvement potential, and Sun Healthcare Group, Inc., a well-managed owner/operator of nursing homes with attractive long-term growth potential. Though Sun Healthcare Group has been temporarily impacted by a government investigation of one of its subsidiaries, we believe this issue is fully reflected in the current stock price. In the technology sector, we added DecisionOne Holdings Corp., the leading independent provider of computer hardware and maintenance support services to U.S. companies. We intend to continue to focus on technology-related service providers and distributors that we believe are positioned to benefit from the expected long-term growth of the sector but are not dependent on the success of any single product or service.

        Other new investments were APS Holding Corp., a distributor of automotive parts, which was depressed by industry- and company-specific issues that we believe to be temporary, and Friedman's, Inc., a retailer of inexpensive jewelry with significant expansion potential and a very low-cost operating strategy. We also added two specialty insurance companies, SCPIE Holdings, Inc. and Symon's International Group, Inc.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund (continued)

--------------------------------------------------------------------------------
Sales Included Several Financial Holdings

        The fund sold several stocks after they appreciated and reached our target prices. These included a number of financial holdings, such as Greenpoint Financial Corp., the leading national lender of "no-documentation--low-documentation" mortgages; Dime Bancorp, Inc., the fifth largest thrift in the U.S.; and Western National Corporation, a marketer of annuity products.


--------------------------------------------------------------------
 Top 10 Portfolio Holdings as of January 31, 1997
                                                     Percentage of
                                                       Total Net
 Company                        Line of Business         Assets
 Movado Group, Inc.             Luxury and                5.6%
                                  Affordable Watch
                                  Distributor

 DecisionOne Holdings Corp.     Computer Support          4.9%
                                  Provider

 Sun Healthcare Group, Inc.     Healthcare Services       3.9%
 APS Holding Corp.              Automotive Parts          3.6%
                                  Distributor

 Mariner Health Group, Inc.     Healthcare Services       3.6%
 Groupe AB                      Television                3.5%
                                  Programming
                                  Distributor

 Friedman's, Inc.               Jewelry Retailer          3.5%
 J. Baker, Inc.                 Specialty Apparel         3.5%
 Heritage Media Corp.           Marketing Services        3.4%
                                  Provider
 Linens 'N Things, Inc.         Home Products             3.1%
                                  Retailer
--------------------------------------------------------------------

Outlook

        One of the key factors that will affect equity performance during 1997 will be the continuation of the favorable economic environment of moderate growth and low inflation, which would ensure that both the corporate earnings outlook and the interest rate climate remain hospitable. Small-capitalization stocks as a group currently appear undervalued relative to large-cap stocks and to their own expected earnings potential. We believe that corporate earnings growth will slow somewhat in 1997, and to the extent that smaller companies can achieve better earnings growth than larger companies, they should perform relatively well. The performance of small-caps will particularly depend on investors broadening their focus from the largest, most liquid stocks to smaller, less widely followed issues. We are optimistic regarding the fund's future performance based on the strong earnings growth and the free cash flow we expect from many of our top holdings, as well as from new investments.

/s/ Paul D. Farrell

Paul D. Farrell
Senior Portfolio Manager,
U.S. Active Equity Value

/s/ Matthew B. McLennan

Matthew B. McLennan
Assistant Portfolio Manager,
U.S. Active Equity Value

/s/ Timothy G. Ebright

Timothy G. Ebright
Portfolio Manager,
U.S. Active Equity Growth

March 3, 1997

--------------------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund
January 31, 1997


-------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmarks (the Standard and Poor's 500 Index ("S&P 500") and the Russell 2000) are shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                           [LINE GRAPH APPEARS HERE]

               GS Small Cap Class A   GS Small Cap Class A            Russell
                 (w/sales charge)       (no sales charge)    S&P 500    2000
               --------------------   ---------------------  -------  -------
10/22/92            $ 9,450                  10,000          $10,000  $10,000
 1/31/93             11,138                  11,786           10,655   11,733
 1/31/94             14,494                  15,337           12,027   13,914
 1/31/95             11,953                  12,649           12,091   13,078
 1/31/96             12,813                  13,559           16,768   17,010
 1/31/97             16,320                  17,270           21,183   20,242

                                    Class B

                           [LINE GRAPH APPEARS HERE]

               GS Small Cap Class B  GS Small Cap Class B            Russell
               (no redemp. charge)    (w/redemp. charge)    S&P 500   2000
               --------------------  --------------------   -------  -------
5/1/96              $10,000               $10,000           $10,000  $10,000
1/31/97              10,539                10,039            12,218   10,732

                                  -----------------------------------------
                                        Average Annual Total Return
                                  -----------------------------------------
                                       One Year        Since Inception/(a)/
  -------------------------------------------------------------------------
  Class A, no sales charge              27.28%                13.61%
  -------------------------------------------------------------------------
  Class A, w/sales charge               20.27%                12.12%
  -------------------------------------------------------------------------
  Class B, no redemption charge           N/A                  5.39%/(b)/
  -------------------------------------------------------------------------
  Class B, w/redemption charge            N/A                  0.39%/(b)/
  -------------------------------------------------------------------------

/(a)/ Class A and Class B shares commenced operations on October 22, 1992 and May 1, 1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since this class has not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund
January 31, 1997

--------------------------------------------------------------------



Shares           Description                                  Value
====================================================================
Common Stocks--92.5%
--------------------------------------------------------------------
Auto/Original Equipment Manufacturer--3.6%
 777,200         APS Holding Corp.*                   $   7,869,150
--------------------------------------------------------------------
Commercial Products--2.4%
 211,000         Figgie International, Inc. Class A*      2,611,125
 231,400         Figgie International, Inc. Class B*      2,487,550

--------------------------------------------------------------------
                                                          5,098,675
--------------------------------------------------------------------
Commercial Services--1.0%
 539,200         Opinion Research Corp.*                  2,022,000
--------------------------------------------------------------------
Computers & Peripherals--7.5%
 598,700         DecisionOne Holdings Corp.*             10,477,250
 467,100         Multiple Zones International, Inc.*      5,605,200

--------------------------------------------------------------------
                                                         16,082,450
--------------------------------------------------------------------
Consumer Staples--3.8%
 270,700         American Safety Razor Co.*               3,958,987
 389,400         Spartech Corp.                           4,234,725
--------------------------------------------------------------------
                                                          8,193,712
--------------------------------------------------------------------
Electric Utilities--2.2%
 433,900         Central Maine Power Co.                  4,827,137
--------------------------------------------------------------------
Electrical Equipment--2.3%
 240,100         Carbide/Graphite Group*                  5,012,087
--------------------------------------------------------------------
Food--2.3%
 374,600         Alpine Lace Brands, Inc.*                2,341,250
 109,000         Morningstar Group, Inc.*                 2,588,750
--------------------------------------------------------------------
                                                          4,930,000
--------------------------------------------------------------------
Healthcare Management--9.0%
 20,100          Health Systems International, Inc.*        520,088
 798,000         Mariner Health Group, Inc.*              7,780,500
 517,100         Sun Healthcare Group, Inc.*              8,402,875
 146,200         Trigon Healthcare, Inc.*                 2,595,050
--------------------------------------------------------------------
                                                         19,298,513
--------------------------------------------------------------------
Home Furnishing & Services--2.9%
 221,500         Congoleum Corp.*                         3,156,375
 160,900         Synthetic Industries, Inc.*              3,036,988
--------------------------------------------------------------------
                                                          6,193,363
--------------------------------------------------------------------
Insurance Specialty--1.6%
 63,100          Old Republic International Corp.         1,695,812
 83,900          Scpie Holdings, Inc.*                    1,761,900
--------------------------------------------------------------------
                                                          3,457,712
--------------------------------------------------------------------
Insurance-Life--0.3%
 36,000          AmerUs Life Holdings, Inc.*                711,000
--------------------------------------------------------------------
Insurance-Property and Casualty--6.0%
 50,500          Horace Mann Educators Co.                2,158,875
 206,500         IPC Holdings Ltd.                        4,943,094
 92,200          Symons International Group*              1,475,200
 215,800         Terra Nova Bermuda Holdings              4,262,050
--------------------------------------------------------------------
                                                         12,839,219
--------------------------------------------------------------------
Leisure--1.0%
 210,700         Trump Hotels & Casino Resorts,
                 Inc.*                                    2,212,350
--------------------------------------------------------------------
Media Content--9.0%
 596,300         Groupe AB SA ADR*                        7,602,825
 609,800         Heritage Media Corp.*                    7,393,825
 432,300         International Post Ltd.*                 1,729,200
 324,200         Platinum Entertainment, Inc.*            2,674,650
--------------------------------------------------------------------
                                                         19,400,500
--------------------------------------------------------------------
Metal Products--0.5%
 57,200          Doncasters Plc ADR*                      1,122,550
--------------------------------------------------------------------
Packaging--0.7%
 88,100          Shorewood Packaging Corp.*               1,596,813
--------------------------------------------------------------------
Real Estate--0.7%
 73,700          Insignia Financial Group, Inc.*          1,538,487
--------------------------------------------------------------------
Recreation Products--5.6%
 539,200         Movado Group, Inc.                      12,064,600
--------------------------------------------------------------------
Restaurants & Hotels--6.4%
 262,400         IHOP Corp.*                              6,461,600
 399,300         Mortons Restaurant Group, Inc.*          6,438,713
 40,000          Sonic Corp.*                               815,000
--------------------------------------------------------------------
                                                         13,715,313
--------------------------------------------------------------------
Retail Hardgoods--4.7%
 731,000         Brookstone Inc.*                         5,939,375
 290,700         Finlay Enterprises, Inc.*                4,287,825
--------------------------------------------------------------------
                                                         10,227,200
--------------------------------------------------------------------

--------------------------------------------------------------------



--------------------------------------------------------------------


Shares           Description                                  Value
====================================================================
Common Stocks (continued)
Specialty Retail--12.7%
 506,200         Friedmans, Inc.*                      $  7,593,000
 242,000         General Nutrition Companies, Inc.*       4,386,250
 1,500           Hibbett Sporting Goods, Inc.*               24,375
 1,100,400       J. Baker, Inc.                           7,565,250
 87,000          Leslies Poolmart, Inc.*                  1,141,875
 307,200         Linens N'Things, Inc.*                   6,758,400
--------------------------------------------------------------------
                                                         27,469,150
--------------------------------------------------------------------
Telephone Communications--0.3%
 15,400          Telephone & Data Systems, Inc.             587,125
--------------------------------------------------------------------
Textiles--1.6%
 87,800          Samsonite Corp.*                         3,468,100
--------------------------------------------------------------------
Trucking--2.3%
 207,100         Landstar Systems, Inc.*                  4,918,625
--------------------------------------------------------------------
Voice, Video and Data--2.1%
 263,200         Pegasus Communications,  Inc.*           3,224,200
 142,700         Rural Cellular Corp.*                    1,391,325
--------------------------------------------------------------------
                                                          4,615,525
--------------------------------------------------------------------
Total Common Stocks
   (Cost $194,261,908)                                 $199,471,356
====================================================================
Principal
Amount        Description                                     Value
====================================================================
Corporate Bond--0.2%
--------------------------------------------------------------------
$    500,000  J. Baker, Inc.
              7.0%, 06/01/02                           $    412,500
--------------------------------------------------------------------
Total Corporate Bond
   (Cost $498,387)                                     $    412,500
====================================================================
Repurchase Agreement--7.7%
--------------------------------------------------------------------
$16,600,000   Joint Repurchase Agreement Account
              5.63%, 02/03/97                          $ 16,600,000
--------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $16,600,000)                                  $ 16,600,000
====================================================================
Contracts     Description                                     Value
====================================================================
Options*--0.5%
 200           S&P 500 Index Put Strike 725
               exp. 03/97                              $     95,000
 351           S&P 500 Index Put Strike 700
               exp. 03/97                                    92,138
 560           S&P 500 Index Put Strike 750
               exp. 06/97                                   938,000
--------------------------------------------------------------------
Total Options
   (Cost $1,643,182)                                   $  1,125,138
====================================================================
Total Investments
   (Cost $213,003,477)/(a)/                            $217,608,994
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                         $ 31,335,604
   Gross unrealized loss for investments in
      which cost exceeds value                          (26,835,810)
--------------------------------------------------------------------
   Net unrealized gain                                 $  4,499,794
====================================================================

*   Non-income producing security.
/(a)/The aggregate cost for federal income tax purposes is $213,109,200.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs International Equity Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

           The Goldman Sachs International Equity Fund seeks long-term capital appreciation by investing in equity securities of companies organized or traded outside the U.S. that we believe have the potential to appreciate over the long term. The fund focuses on growing companies that are attractively valued and have strong, competitive positions in their respective industries. The fund's portfolio managers are based in London, Tokyo and Singapore and their knowledge of local markets plays an important role in uncovering investment opportunities. While the fund does not allocate assets across specific countries based on top-down economic or market forecasts, the portfolio managers strive to manage risk by remaining diversified by country and industry sector and by closely monitoring economic and political events in countries in which the fund does invest.

Economic and Market Overview: European Markets Were Strong Despite Weak Economies; Asia Faltered

           Economic growth was slower than expected in many countries during the period, prompting further monetary easing in much of Europe and continued very low short-term interest rates in Japan. European equity markets performed very well despite the growth shortfall, benefiting from an increased focus on improving shareholder value. The Japanese market declined significantly, while results in other Asian markets were mixed.

 . Europe. The economies of several European markets, such as the U.K., Norway and Ireland, strengthened during the period, but overall growth remained weak throughout most of Europe. A number of European countries attempted to stimulate their economies through monetary easing, but maintained tight fiscal policies in an effort to reduce their budget deficits enough to qualify for European Monetary Union. This strategy proved to be only modestly successful, as unemployment remained at record highs, particularly in Germany. Though the recovery was somewhat disappointing, European equity markets rose 26.6% during the period (as measured by the FT/S&P Actuaries Europe Index in terms of local currencies), fueled by low inflation, low interest rates and relatively strong bond markets. In addition, corporate profits improved, reflecting increased emphasis on cost cutting and restructuring. The equity markets of Finland, Spain and Sweden were among the strongest performers, while British stocks lagged much of Europe due to a strengthening currency (which made U.K. exports more expensive) and expectations of increases in short-term interest rates.

 . Japan. The Japanese economy strengthened during the period, but earnings growth fell short of expectations. For the 12-month period ended January 31, Japanese stocks (as measured by the TOPIX index in yen) declined 14.9%, with approximately half of the loss occurring in January 1997 alone. During the first half of the period, the Japanese market was bolstered by heavy demand from Europe and the U.S., but foreign investors subsequently became net sellers when the economic recovery softened and raised uncertainty surrounding the sustainability of corporate profits. The weaker corporate earnings outlook resulted in a conspicuous divergence between the performance of the largest international blue-chip stocks and the rest of the market, particularly in the third quarter. Lackluster investor sentiment was further exacerbated at the end of the year due to increased pessimism that the Liberal Democratic Party (LDP) government's higher taxes and scant spending on public works would dampen the economy.

 . Asia (ex-Japan). Asian stock markets rose 2.4% during the period, as measured by the MSCI All Country Asia Free (Ex Japan) Index (in terms of local currencies). Asian markets began the period on a strong note, but several markets faltered during the spring and summer due to a host of issues. These included political uncertainty arising from national elections in several Asian countries as well as slowing economic growth throughout the region, principally due to weak electronics exports. From
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
September 1996 through January 1997, the region generally improved due to stronger corporate earnings and stabilizing exports. The performance of the individual markets varied widely. Malaysia was one of the region's best performing markets during the period under review, rising 18.4%; Hong Kong, the largest market in the region, performed well with a 12.0% return; and Thailand was by far the weakest market, declining 45.3% (all in local currency terms).

Performance Review: Security Selection, Country Allocations and Industry Weightings All Contributed to Strong Performance

------------------------------------------------------------------------------
                                                  Fund Total      FT/S&P
                                                    Return       Actuaries
                                                   (based on     Europe &
                                                  net asset   Pacific Index
                                                    value)     Total Return
                                                    ------     ------------
 Class A  (1/31/96 - 1/31/97)*                      13.48%         1.27%
 Class B  (5/1/96 - 1/31/97)*                        2.83%        -4.22%
 Institutional (2/7/96 - 1/31/97)*                  12.53%         0.53%
 Service (3/6/96 - 1/31/97)*                        10.42%         0.86%
------------------------------------------------------------------------------

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B, Institutional and Service shares is a cumulative total return (not annualized) from their inception through the end of the period.

           The fund performed extremely well during the period under review, with all of its share classes outperforming the benchmark, the Financial Times/S&P Actuaries Europe & Pacific Index ("Europac") unhedged. Europac is a capitalization-weighted composite of approximately 1,500 stocks from 23 countries in Europe and the Asia-Pacific region and is calculated on a monthly basis. We are also pleased to note that the fund's Class A shares placed in the top third of the Lipper international fund category (ranking 93rd out of 342) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Lipper did not rank the fund's Class B, Institutional or Service shares.)

           The primary driver of the fund's superior performance was successful stock selection, as we continued to focus on growing companies that actively increased shareholder value through actions such as cost cutting, share buybacks or restructuring. In addition, country allocations that worked in the fund's favor were its overweighting in Sweden, one of the strongest performing markets during the period, and its underweighting in Japan, one of the weakest, each the result of our bottom-up approach to stock selection. The fund's industry allocations also added value. The fund was overweighted in business services and diversified consumer goods/services, which were among the best performing sectors, and underweighted in financial services and basic industries, which performed relatively poorly.

           In terms of currency exposure, though the fund's neutral exposure is unhedged, it was substantially hedged against the yen, which benefited performance significantly when the yen continued to fall against the dollar. In addition, the fund was partially hedged against some European currencies, such as the Deutsche mark and the Swiss franc, which worked in its favor when the dollar rose against those currencies.

           The fund's Class B shares outperformed the benchmark by a wide margin, but their performance was not as strong as the other share classes because they began operations in May, after equity prices had already risen significantly.

Portfolio Composition: A Widely Diversified Portfolio

           As of January 31, 1997, the fund held positions in 56 companies based in 16 countries. In terms of total portfolio assets, the five largest country exposures were Japan (27.3%), the U.K. (12.6%), Germany (7.1%), Sweden (7.0%) and Switzerland (6.8%).

Europe. At the end of the period, the portfolio's 53.0% allocation in European stocks was in line with that of the benchmark (54.1%). In general, growth stocks led the
--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs International Equity Fund (continued)


--------------------------------------------------------------------------------
market during the period. Many of the fund's European holdings were growth-oriented stocks that benefited from positive earnings surprises and successful efforts by senior management to enhance equity returns and shareholder value. Several of the portfolio's longer term European holdings were, once again, among its strongest performers. Securitas (Sweden), the largest security services company in Europe, more than doubled during the period, boosted by earnings from companies it acquired in Germany, France and Portugal. Fresenius (Germany), a major producer of medical supplies, rose over 140% as it merged its global kidney dialysis division with W. R. Grace's National Medical Center healthcare subsidiary and spun off the resulting business, Fresenius Medical Care. Ericsson (Sweden), one of the world's leading suppliers of mobile telephones and infrastructure, rebounded from weakness early in the period when it achieved very good earnings, which reassured investors that it was not suffering from margin pressure or weak mobile telephone orders. Other strong performers were Randstad Holdings (Netherlands), the leading temporary help organization in its market, which reported healthy sales and earnings as its business continued to expand, and Comptoirs Modernes (France), a supermarket chain operator, which gained market share in France and made important acquisitions in Spain.

           Several of the fund's newer additions also contributed to its positive results. These included two pharmaceutical companies: Hoechst (Germany), whose acquisition and restructuring plans indicate a commitment to improving shareholder value, and Novartis (Switzerland), which was formed through the merger of Ciba-Geigy and Sandoz and is expected to benefit from significant cost reductions as well as new product development. Other significant new positions that performed well were SGS Thomson (France), one of the 10 largest semiconductor manufacturers in the world, which operates in the high-value-added, application-specific sector of the market, and Telecom Italia Mobile (Italy), the leading mobile telephone operator in Italy, which generates strong cash flow and is extremely profitable.

Japan. Approximately 27% of the fund was invested in Japan, which was underweighted relative to the benchmark (32.1%). The fund's Japanese stocks fared better than the market, as we avoided banks and brokerages, two of the weakest industries. We invested in companies with relatively robust earnings visibility and good valuations, particularly favoring management that improved cost competitiveness and strengthened their core business. The fund's best performing Japanese stocks were TDK Corp., an electronic components manufacturer that reported better than expected earnings due to strong sales of personal computer-related components; Hoya Corp., an optical glass manufacturer that aggressively restructured its operations and successfully diversified its business so that it now dominates the glass magnetic disc market; and Mirai Industry, a market leader in electric cables, pipes and other electric wiring that introduced new products and cut costs. In contrast, Kyocera Corp., an electronics components manufacturer, reported disappointing results due to increased competition in the semiconductor and communication equipment businesses. A new addition was Takeda Chemical Industry, the largest pharmaceutical company in Japan, where aggressive new management initiatives rapidly expanded overseas sales and improved the profitability of its prescription drug business.

Asia-Pacific. Asia, a 13.5% allocation (excluding Japan), was slightly overweighted compared with the benchmark's 10.7%, with Hong Kong representing the largest country position at 6.7% of the portfolio. For most of the period, the fund was overweighted in Malaysia, Hong Kong and Australia, which were three of the better performing Asian markets. Though the performance of some of the other markets fell short of expectations, our stock selection within the region worked in the fund's favor. Several of the fund's top performers were financial stocks, including Commerce Asset-Holdings, the fifth largest financial group in Malaysia, which benefited from its merchant banking operations and strong loan growth, and HSBC Holdings, a Hong Kong-based banking and financial services organization, which reported strong results due to its dominant market position. New holdings include Australia & New Zealand Bank Group, a bank that is positioned to benefit from the potential deregulation in Australia's financial services sector, and Asia Satellite Telecommunications Holdings Ltd., a
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
leading satellite owner and operator in the Asia-Pacific region that owns prime orbital slots that are expected to result in high utilization rates and fees.

--------------------------------------------------------------------
 Top 10 Portfolio Holdings as of January 31, 1997
                                                       Percentage
                                                        of Total
 Company            Country        Line of Business    Net Assets
 HSBC Holdings      Hong Kong      Banking and            3.0%
                                     Finance

 Novartis           Switzerland    Pharmaceuticals        3.0%

 Fresenius          Germany        Kidney Dialysis        2.4%
                                     Equipment

 TDK Corp.          Japan          Tape and Disc          2.4%
                                     Manufacturer

 Telecom Italia     Italy          Mobile Tele-           2.4%
   Mobile                            communications
                                     Operator

 Canon, Inc.        Japan          Office Equipment       2.4%
                                     Manufacturer

 Adecco             Switzerland    Temporary Help         2.4%
                                     Services

 Adidas             Germany        Sporting Goods         2.4%
                                     Manufacturer

 Hoechst            Germany        Chemical and           2.3%
                                     Drug
                                     Manufacturer

 Hoya Corp.         Japan          Optical Glass          2.3%
                                     Manufacturer
--------------------------------------------------------------------

Outlook

           In the near term, we expect most international economies to continue to experience moderate growth and subdued inflation. We are particularly positive on the prospects for the European markets in 1997, where we expect a modest acceleration in economic growth and a continuation of healthy corporate earnings growth helped by cost cutting as well as restructuring initiatives.

           We are currently most concerned about Japan. Despite the sharp correction, we expect to remain underweighted in the Japanese market because of our negative view of the banking sector and only modest earnings recoveries in nonmanufacturing sectors. Lack of investor confidence in the government's commitment to deregulation, as well as simultaneous weakness in the bond and currency markets, have all impacted market sentiment. In this state of uncertainty, superior stock selection will be essential, and we intend to emphasize companies with clear earnings visibility, strong management and attractive valuations. Despite the generally poor conditions, the earnings for the fund's Japanese holdings are above expectations and are being upgraded. In non-Japan Asia, corporate earnings reports have been mixed, but we believe improved political stability and export growth should help stocks in 1997.

           Finally, we are pleased to report that we have expanded our international equity team in all geographic regions to support our effort to seek out the most promising companies around the world.

/s/ Roderick D. Jack

Roderick D. Jack
Senior Portfolio Manager, London

/s/ Marcel Jongen

Marcel Jongen
Senior Portfolio Manager, London

/s/ Shogo Maeda

Shogo Maeda
Senior Portfolio Manager, Tokyo

/s/ Warwick M. Negus

Warwick M. Negus
Senior Portfolio Manager, Singapore

March 3, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs International Equity Fund
January 31, 1997

--------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and Class B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Financial Times-Actuaries World Euro-Pacific Index Unhedged ("FT Euro-Pac (Unhedged)/(b)/) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                     Class A

                            [LINE GRAPH APPEARS HERE]

               GS Intl Eq          GS Intl Eq
                 Class A             Class A         FT Euro-Pac    Ft Euro-Pac
            (w/sales charge)    (no sales charge)     (Comb )(b)     (Unhedged)
            ----------------    -----------------    -----------    -----------
12/1/92           9,450              10,000            10,000          10,000
1/31/93           9,566              10,123            10,063          10,055
1/31/94          12,066              12,768            13,498          14,399
1/31/95          10,058              10,643            12,119          13,902
1/31/96          12,942              13,695            13,983          16,039
1/31/97          14,961              15,546            14,160          16,243
                             Class B

                    [LINE GRAPH APPEARS HERE]

               GS Intl Eq          GS Intl Eq
                 Class B             Class B         FT Euro-Pac
            (w/sales charge)    (no sales charge)    (Unhedged)
            ----------------    -----------------    -----------
5/1/96           10,000              10,000            10,000
1/31/97          10,283               9,783             9,578
                 Institutional

           [LINE GRAPH APPEARS HERE]

              GS Intl Equity       FT Euro-Pac
            Institutional Class    (Unhedged)
            -------------------    -----------
2/7/96           10,000              10,000
1/31/97          11,253              10,053

                    Service

           [LINE GRAPH APPEARS HERE]

              GS Intl Equity       FT Euro-Pac
              Service Class        (Unhedged)
              --------------       -----------
3/6/97           10,000              10,000
1/31/97          11,042              10,086

                                      ----------------------------------------
                                             Average Annual Total Return
                                      ----------------------------------------
                                             One Year       Since Inception/(a)/
-------------------------------------- ------------------- --------------------
Class A, no sales charge                     13.48%              11.15%
-------------------------------------- ------------------- --------------------
Class A, w/sales charge                       7.26%               9.66%
-------------------------------------- ------------------- --------------------
Class B, no redemption charge                  N/A                2.83% /(c)/
-------------------------------------- ------------------- --------------------
Class B, w/redemption charge                   N/A               (2.17)%/(c)/
-------------------------------------- ------------------- --------------------
Institutional Class                            N/A               12.53% /(c)/
-------------------------------------- ------------------- --------------------
Service Class                                  N/A               10.42% /(c)/
-------------------------------------- ------------------- --------------------

/(a)/ Class A, Class B, Institutional and Service shares commenced operations on December 1, 1992, May 1, 1996, February 7, 1996 and March 6, 1996, respectively.
/(b)/ Beginning on September 1, 1994, the Class A shares began using the unhedged FT Euro-Pac as its benchmark (prior thereto, Class A used the hedged FT Euro-Pac). The combined FT Euro-Pac represents the hedged FT Euro-Pac performance up to August 31, 1994 and the unhedged FT Euro-Pac performance from September 1, 1994 through January 31, 1997.
/(c)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.
--------------------------------------------------------------------------------

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs International Equity Fund
January 31, 1997


--------------------------------------------------------------------------------

Shares           Description                                  Value
====================================================================
Common Stocks--91.5%
Australian Dollar--3.6%
 1,851,658       Australia & New Zealand Bank Group
                 (Commercial Banks)                   $  11,355,706
 1,564,955       Woodside Petroleum, Ltd. (Oil &
                 Gas)                                    11,053,763
--------------------------------------------------------------------
                                                         22,409,469
--------------------------------------------------------------------
Austrian Schilling--1.2%
 105,400         Oesterreichische Elektrizitats
                 (Utilities)                              7,698,241
--------------------------------------------------------------------
Belgian Franc--0.2%
 14,400          Dexia (Financial Services)               1,372,240
--------------------------------------------------------------------
British Pound Sterling--12.6%
 1,391,569       British Airport Authority
                 (Transportation)                        11,661,442
 1,788,649       Electrocomponents (Wholesale
                 Trade)                                  12,753,546
 1,261,210       Premier Farnell PLC (Electronics)       10,670,067
   706,368       Misys PLC (Business Services and
                 Computer Software)                      12,393,414
 1,708,700       Rentokil Group (Business Services)      12,553,100
 473,916         Siebe (Machinery and Engineering
                 Services)                                7,973,270
 873,509         Standard Chartered (Banking)            10,497,224
--------------------------------------------------------------------
                                                         78,502,063
--------------------------------------------------------------------
Deutsche Mark--4.7%
 155,760         Adidas AG (Textiles)                    14,749,495
 343,320         Hoechst AG (Healthcare)                 14,439,672
--------------------------------------------------------------------
                                                         29,189,167
--------------------------------------------------------------------
French Franc--6.4%
 22,531          Comptoirs Modernes (Retail)             11,749,983
 40,720          CLF Dexia (Financial Services)           3,649,869
 95,602          CLF Dexia - Registered Shares            8,569,124
                 (Financial Services)
 63,189          Seita (Tobacco)                          2,400,553
 193,600         SGS Thomson Microelectronics
                 (Electronics)                           13,882,408
--------------------------------------------------------------------
                                                         40,251,937
--------------------------------------------------------------------
Hong Kong Dollar--6.7%
 4,148,000       Asia Satellite Tel.
                 (Telecommunications)                     9,233,837
 816,800         HSBC Holdings (Commercial Banks)        18,920,583
 1,185,000       Sun Hung Kai Properties Co. (Real
                 Estate)                                 13,380,759
--------------------------------------------------------------------
                                                         41,535,179
--------------------------------------------------------------------
Irish Pound--2.3%
 1,491,014       Bank of Ireland (Commercial Banks)      14,247,624
--------------------------------------------------------------------
Italian Lira--2.4%
 3,000,500       Telecom Italia Mobile (Utilities)        8,930,448
 3,574,000       Telecom Italia Mobile (Di Risp
                 Shares) (Utilities)                      6,095,944
--------------------------------------------------------------------
                                                         15,026,392
--------------------------------------------------------------------
Japanese Yen--27.3%
 206,000         Aderans Company Ltd. (Retail)            4,808,281
 702,000         Canon, Inc. (Office Equipment
                 Manufacturer)                           14,880,119
 363,000         Hoya Corp. (Electronics and
                 Instrumentation)                        14,520,599
 297,400         Inaba Denkisangyo (Industrial)           5,396,346
 458,000         Kokuyo Co., Ltd. (Office Equipment
                 Manufacturer)                            9,594,787
 149,000         Kyocera Corp. (Electronics)              8,749,887
 358,000         Max Co. (Electronics and
                 Instrumentation)                         5,432,966
 238,900         Mirai Industry Co. (Electrical
                 Equipment Manufacturer)                  5,852,060
 1,927,000       Mitsubishi Heavy Industries Ltd.
                 (Engineering)                           13,874,972
 1,530,000       Mitsui Marine & Fire (Insurance)         8,215,019
 450,100         Santen Pharmaceutical Co.
                 (Healthcare)                             8,352,716
 92,800          Sanyo Shinpan Financial
                 (Financial)                              5,204,668

--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs International Equity Fund (continued)
January 31, 1997



--------------------------------------------------------------------

Shares           Description                                  Value
====================================================================
Common Stocks (continued)
Japanese Yen (continued)
 322,000         Shimachu (Retail-Furniture)          $   6,905,027
 213,900         SMC Corp. (Machinery)                   13,125,622
 410,000         Taikisha Ltd. (Machinery)                5,038,558
 570,000         Takeda Chemical Industry
                 (Healthcare)                            11,235,927
 235,000         TDK Corp. (Consumer Goods)              15,040,620
 464,000         Tostem Corp. (Construction)             10,906,842
 146,800         York Benimaru (Retail)                   3,922,900
--------------------------------------------------------------------
                                                        171,057,916
--------------------------------------------------------------------
Malaysian Ringgit--1.9%
 1,328,000       Commerce Asset Holdings
                 (Commercial Banks)                      10,683,829
 581,000         Leader Universal Holdings
                 (Metals-Diversified)                     1,168,544
--------------------------------------------------------------------
                                                         11,852,373
--------------------------------------------------------------------
Netherlands Guilder--5.0%
 146,070         Aegon (Insurance)                        8,951,011
 136,180         Randstad Holdings (Business
                 Services)                                9,471,458
 102,016         Wolters Kluwer (Media)                  12,602,793
--------------------------------------------------------------------
                                                         31,025,262
--------------------------------------------------------------------
Singapore Dollar--1.5%
 1,511,000       Singapore Land (Real Estate)             9,123,100
--------------------------------------------------------------------
Spanish Peseta--1.9%
 63,595          Banco Popular (Commercial Banks)        11,571,494
--------------------------------------------------------------------
Swedish Krona--7.0%
 335,300         Ericsson Telecommunications
                 (Computer - Office)                     11,255,719
 268,440         Hoganas AB (Metal Products)              8,455,037
 405,970         Securitas AB (Business Services)        12,057,737
 3,469,100       Swedish Match AB (Tobacco)              11,741,304
--------------------------------------------------------------------
                                                         43,509,797
--------------------------------------------------------------------
Swiss Franc--6.8%
 52,468          Adecco SA (Business Services)           14,753,971
 6,726           Cie Financier Richemont AG
                 (Consumer Goods)                         9,231,858
 16,335          Novartis AG (Healthcare)                18,730,002
--------------------------------------------------------------------
                                                         42,715,831
--------------------------------------------------------------------
Total Common Stocks
   (Cost $503,926,410)                                $ 571,088,085
====================================================================
Preferred Stock--2.4%
--------------------------------------------------------------------
Deutsche Mark--2.4%
 74,790          Fresenius AG (Health Care),
                 Non-voting                           $  15,042,126
--------------------------------------------------------------------
Total Preferred Stock
   (Cost $4,437,079)                                  $  15,042,126
====================================================================


Principal
Amount           Description                                  Value
====================================================================
Short-Term Obligations--6.6%
--------------------------------------------------------------------
$    41,394,109  State Street Bank & Trust
                 Euro-Time Deposit 5.5%, 02/03/97**   $  41,394,109
--------------------------------------------------------------------
Total Short-Term Obligations
   (Cost $41,394,109)                                 $  41,394,109
====================================================================
Total Investments
   (Cost $549,757,598)/(a)/                           $ 627,524,320
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                        $108,968,495
   Gross unrealized loss for investments in
      which cost exceeds value                         (31,533,818)
--------------------------------------------------------------------
   Net unrealized gain                                $  77,434,677
====================================================================

 /(a)/ The aggregate cost for federal income tax purposes is $550,089,643.
 *     Non-income producing security.
 **    A portion of this security has been segregated for extended settlement securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an intergral part of these financial statements.


-------------------------------------------------------------------------------


--------------------------------------------------------------------
Common and Preferred Stock Industry Concentrations

====================================================================
Business Services                                              7.8%
Commercial Banks                                              12.4%
Computer Software and Services                                 2.0%
Computer - Office                                              1.8%
Construction                                                   1.7%
Consumer Goods                                                 3.9%
Electrical Equipment Manufacturer                              0.9%
Electronics                                                    5.3%
Electronics and Instrumentation                                3.2%
Engineering                                                    2.2%
Financial                                                      0.8%
Financial Services                                             2.2%
Health Care                                                   10.9%
Industrial                                                     0.9%
Insurance                                                      2.7%
Machinery                                                      2.9%
Machinery and Engineering Services                             1.3%
Media                                                          2.0%
Metal Products                                                 1.4%
Metals-Diversified                                             0.2%
Office Equipment Manufacturer                                  3.9%
Oil & Gas                                                      1.8%
Real Estate                                                    3.6%
Retail                                                         3.3%
Retail-Furniture                                               1.1%
Telecommunications                                             1.5%
Textiles                                                       2.4%
Tobacco                                                        2.3%
Transportation                                                 1.9%
Utilities                                                      3.6%
Wholesale Trade                                                2.0%
--------------------------------------------------------------------
Total Common and Preferred Stock                              93.9%

====================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund



--------------------------------------------------------------------------------
Objective and Investment Approach

      The Goldman Sachs Asia Growth Fund seeks long-term capital appreciation by investing in a limited number of carefully selected companies located in 12 Asian markets, including China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.

      We utilize extensive fundamental research in our search for well-managed companies whose stock prices are, in our opinion, undervalued in the marketplace. Because many companies in the Asian region are growing at relatively rapid rates, we consider a company's return on capital, its price-to-book value and the predictability of its earnings stream as among the best measures of its intrinsic value. A strong market position and a skilled management team dedicated to maximizing shareholder returns are also important to us. Our investment process includes face-to-face meetings with senior management as well as frequent contact with a company's customers, suppliers and competitors.

      While our primary focus is on stock selection, we seek to carefully manage risk by diversifying the fund's portfolio in terms of countries, industry sectors and size of capitalization. We are also mindful of making certain that the market for a particular stock is relatively liquid, so we can easily sell a position if our opinion changes. From time to time, we may choose to significantly overweight or underweight our holdings in one country compared with our benchmark, if we believe there is a compelling reason to do so. Finally, we closely monitor the potential impact of political and economic events in the region on particular companies and adjust the portfolio accordingly.

Market Overview:  Results Were Mixed in Asian Markets

      As a group, the Asian stock markets rose 2.37% during the period, as measured by the MSCI All Country Asia Free (Ex Japan) Index (without dividends reinvested). The weak performance indicated by the Index masks the wide divergence of performance among the individual Asian markets, as several countries rose more than 10% while others fell more than 20%. The period under review began on a strong note, but the region quickly sold off in mid-February when investors became unnerved by rising political tension between China and Taiwan. Though the Asian markets briefly rebounded, investor interest was dampened again during the spring and summer due to uncertainty surrounding national elections in several countries, a decline in exports and slowing economic growth. From October 1996 through January 1997, most Asian markets recovered due to improving corporate earnings and signs of stabilizing export growth.

      In terms of individual markets, Taiwan, Malaysia and Indonesia were the strongest performers, rising 56.0%, 21.9% and 17.5%, respectively (in U.S. dollar terms), with each overcoming brief setbacks such as negative short-term economic data and political upheaval. Other positive markets were India, which was the region's strongest performer during the first half of the year and subsequently gave back some of its gains, and the Philippines, where healthy economic growth and declining inflation renewed investor interest. Hong Kong, the most heavily weighted country in the Index, posted lackluster results early in the period, then rebounded to close the period with a 12.0% gain due to a favorable interest rate environment and a soaring property market. The weakest performer was Thailand, which dropped 46.5%. Thailand was impacted by a very large budget deficit, exacerbated by the slowdown of computer-related exports as well as a tear in the speculative bubble in the real estate market, as nonperforming property loans caused problems in the banking sector. South Korea and Singapore were weak as well, declining approximately 34% and 7%, respectively. South Korean equities were affected by an ongoing investigation of government corruption and a weakening economy, and Singapore's market fell due to soft electronics exports.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Performance Review:  Country Allocations Affected the Fund's Performance


-------------------------------------------------------------------
                                          Fund Total     MSCI AC
                                           Return       Asia Free
                                        (based on net  (Ex Japan)
                                         asset value)    Index +
                                         ------------    -----
 Class A (1/31/96 - 1/31/97)*               -1.01%        2.37%
 Class B (5/1/96 - 1/31/97)*                -6.02%       -2.50%
 Institutional (2/2/96 - 1/31/97)*          -1.09%        2.06%
-------------------------------------------------------------------


 * Class A, B and Institutional share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B and Institutional shares is a cumulative total return (not annualized) from their inception through the end of the period.
 + Represents a price-only index that does not reflect reinvested dividends.

      During the period under review, stock selection benefited the fund as a number of holdings achieved strong returns. The fund's performance was nonetheless affected by its country over- and underweightings relative to the Index when individual markets performed better or worse than expected. For example, Taiwan and Malaysia were two of the region's best performing markets, but the fund was underweighted in those countries and therefore did not fully participate in their rallies.

Financial, Property and Infrastructure Stocks Were the Strongest Performers

      The fund's best performers during the period were its positions in the financial, real estate and infrastructure sectors. Top financial stocks included two of our Hong Kong investments, HSBC Holdings PLC, one of the world's largest banking and financial services companies, and Wing Hang Bank Ltd., a provider of banking, foreign exchange and treasury services, which both benefited from strong growth in mortgage loans resulting from Hong Kong's robust property market. Metropolitan Bank and Trust, the Philippines' largest bank in terms of assets, rose substantially due to the growing Philippine economy and aggressive branch expansion, and Commerce Asset-Holdings, the fifth largest financial group in Malaysia, benefited from its merchant banking operations and strong loan growth.

      In the real estate sector, Hong Kong's booming property market buoyed several of the fund's holdings. These included Sun Hung Kai Properties, one of the largest and best managed property companies in Hong Kong; Henderson Land Development, a large property development and investment holding company that concentrates on mass residential developments; and HKR International Ltd., a real estate developer that primarily focuses on residential development in Discovery Bay on Lantau Island (a self-contained community that offers a "quality lifestyle").

      Other strong performers were two Malaysian companies that benefited from the government's commitment to improve the country's infrastructure. Road Builder Malaysia Holdings, a contractor specializing in civil engineering and road construction, continued its strategic expansion and diversification, and United Engineers Malaysia, Malaysia's largest builder and operator of toll roads, rose due to the opening of several new roads.

      Stocks that did not fulfill our expectations included Leader Universal Holdings, Malaysia's leading manufacturer of power and telecommunication cable, which reported lower than expected earnings due to very low export margins; Industrial Finance Corp. of Thailand (IFCT), which declined in sympathy with Thailand's financial sector; and Tata Engineering and Locomotive Company (TELCO), India's largest vehicle manufacturer, which slumped on speculation concerning rising inventories and general market uncertainty. We significantly reduced the fund's position in Leader Universal Holdings and IFCT, but we continue to have confidence in TELCO, which has strong fundamentals and fared well relative to the broader Indian market.

Portfolio Composition

      As of January 31, 1997, 97.1% of the fund's total market value was invested in equities while 2.2% was in cash equivalents, with the remainder in other securities. The fund's five largest country exposures were Hong Kong (39.9%), Malaysia (13.5%), Singapore (10.1%), India (9.9%) and Indonesia (5.2%).
At the end of the period, the portfolio was overweighted relative to the Index in Hong Kong, India and South Korea, slightly underweighted in
--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund (continued)



--------------------------------------------------------------------------------

the Philippines, and significantly underweighted in Thailand, Singapore, Malaysia and Taiwan.

Additions in Real Estate and Security Services, Reductions in Several Existing Positions

      During the period, we added Hysan Development Company, a property investment company that owns a number of commercial and residential properties in Hong Kong and should be a beneficiary of rising rental prices, and Taiwan-Sogo Shinkong, a security services company that controls approximately 38% of the market in Taiwan and is expected to experience growing demand from residential clients. Other portfolio changes included the trimming of several positions in Hong Kong after they appreciated significantly and became more fully valued. These included Sun Hung Kai Properties, Henderson Land Development and HKR International Ltd.


   Top 10 Portfolio Holdings as of January 31, 1997
                                                        Percentage
                                        Line of          of Total
   Company               Country        Business        Net Assets
   HKR International     Hong Kong      Property           4.4%
     Ltd.

   Road Builder          Malaysia       Infrastructure     4.1%
     Malaysia Holdings
   Swire Pacific Ltd.    Hong Kong      Conglomerate       4.1%
   Metropolitan Bank     Philippines    Banking and        3.8%
     and Trust                            Finance
   Wing Hang Bank        Hong Kong      Banking and        3.9%
     Ltd.                                 Finance
   Henderson Land        Hong Kong      Property           3.7%
     Development
   HSBC Holdings PLC     Hong Kong      Banking and        3.5%
                                          Finance
   Hutchison             Hong Kong      Conglomerate       3.5%
     Whampoa
   Sun Hung Kai          Hong Kong      Property           3.5%
     Properties
   Commerce Asset-       Malaysia       Conglomerate       3.5%
     Holdings


Outlook

      In 1997, we expect export growth to strengthen, which should stimulate economies throughout the region. With most of the region's elections now over, the region should also benefit from greater political stability in 1997. Though the recent death of Deng Xiaoping may increase near-term volatility, we remain optimistic that the handover of Hong Kong to China will proceed smoothly, as it is in China's best interests to maintain Hong Kong's current economic success. We intend to increase the fund's weightings in Malaysia, the Philippines and Indonesia, markets that we expect to benefit from stable currencies and good economic fundamentals. In September 1996, the benchmark established a new weighting in Taiwan and doubled its weighting in Korea, and we are actively seeking investment opportunities in these countries. We continue to have a favorable view of India but are still cautious regarding Thailand and Singapore, where real estate overdevelopment may continue to hinder their respective markets for the near term.

      In general, we believe that Asian equities are attractively valued on a historical basis. We expect that economic growth in the region may slow somewhat to 5% to 7% annually, still approximately double versus the U.S., one of the world's most mature economies. Over time, we intend to broaden our emphasis from companies that tend to do well in the earliest stages of emerging economies to companies that we believe are poised to benefit most from the region's internal growth. These include new start-ups, consumer-related products and services, and infrastructure companies.

      On another front, we are pleased to announce that we have recently expanded our portfolio management team. Our new team members will focus primarily on real estate companies, conglomerates and cyclical industries, and they will enhance our ability to seek out companies with above-average growth potential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      We appreciate your continued support in what has been a challenging period for the region and the fund. Going forward, we remain confident that the region continues to offer many attractive investment opportunities for investors with a long-term view.


/s/ Warwick M. Negus

Warwick M. Negus
Senior Portfolio Manager,
Asia Active Equity


/s/ Alice Lui

Alice Lui
Portfolio Manager,
Asia Active Equity


/s/ Ravi Shanker

Ravi Shanker
Portfolio Manager,
Asia Active Equity


/s/ Karma A. Wilson

Karma A. Wilson
Portfolio Manager,
Asia Active Equity

March 3, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund
January 31, 1997


--------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Morgan Stanley Capital International Combined Asia (ex Japan) Index ("MSCI Combined Asia-ex Japan")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                          [LINE GRAPH APPEARS HERE]

                        GS Asia Growth        GS Asia Growth
                            Class A              Class A            MSCI
                        (w/sales charge)     (no sales charge)    Combined
                        ----------------     -----------------    --------
7/8/94                      $ 9,450               $10,000         $10,000
1/31/95                       8,934                 9,454           9,074
1/31/96                      11,300                11,958          11,129
1/31/97                      11,186                11,837          11,393

                                    Class B

                           [LINE GRAPH APPEARS HERE]

                          GS Asia Growth      GS Asia Growth
                              Class B             Class B           MSCI
                         (w/redemp. charge)  (no redemp. charge) Combined
                        -------------------  ------------------   --------
5/1/96                        $10,000             $10,000         $10,000
1/31/97                         9,398               8,928           9,750

                                 Institutional

                           [LINE GRAPH APPEARS HERE]

                                GS Asia Growth        MSCI
                                 Institutional      Combined
                                --------------      --------
2/2/96                             $10,000          $10,000
1/31/97                              9,891           10,206

                                 ----------------------------------------
                                         Average Annual Total Return
                                 ----------------------------------------
                                      One Year       Since Inception/(a)/
-------------------------------------------------------------------------
Class A, no sales charge               (1.01)%             6.78%
-------------------------------------------------------------------------
Class A, w/sales charge                (6.44)%            (4.46)%
-------------------------------------------------------------------------
Class B, no redemption charge            N/A              (6.02)%/(b)/
-------------------------------------------------------------------------
Class B, w/redemption charge             N/A             (10.72)%/(b)/
-------------------------------------------------------------------------
Institutional Class                      N/A              (1.09)%/(b)/
-------------------------------------------------------------------------

/(a)/ Class A, Class B and Institutional shares commenced operations July 8,
      1994, May 1, 1996 and February 2, 1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Asia Growth Fund
--------------------------------------------------------------------
January 31, 1997

--------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks--96.0%
Hong Kong Dollar--39.9%

3,734,000      Asia Satellite Tel.*
               (Telecommunications)                   $   8,312,234
1,107,000      Henderson Land Development Co.
               (Recreational Services)                   10,250,000
7,947,440      HKR International Ltd.
               (Real Estate)                             12,358,582
2,731,000      Hong Kong Electric Holdings
               (Utility)                                  9,709,517
426,000        HSBC Holdings
               (Commercial Banks)                         9,867,983
1,305,000      Hutchison Whampoa
               (Conglomerates)                            9,851,916
2,513,000      Hysan Development
               (Utility)                                  9,145,257
9,735,666      JCG Holdings Ltd.
               (Financial Services)                       8,669,002
2,308,200      San Miguel Brewery Ltd.
               (Breweries)                                1,049,994
869,000        Sun Hung Kai Properties Co.
               (Real Estate)                              9,812,556
1,262,000      Swire Pacific Ltd. "A"
               (Transportation)                          11,603,755
2,316,500      Wing Hang Bank Ltd.
               (Financial Services)                      11,030,952
--------------------------------------------------------------------
                                                        111,661,748
--------------------------------------------------------------------
Indian Rupee--9.9%

235,000       Brook Bond Lipton India Ltd.
              (Food)                                     2,438,494
372,900       Colgate Palmolive
              (Conglomerates)                            2,613,421
259,600       Hindustan Lever Ltd.
              (Household Products)                       6,423,018
10,000        Larsen & Toubro Ltd.
              (Engineering)                                 65,272
143,500       Larsen & Toubro Ltd. GDR
              (Engineering)                              1,919,313
214,000       Larsen & Toubro LTD. GDS
              (Engineering)                              2,862,250
434,250       Mahindra & Mahindra Ltd.
              (Autos and Trucks)                         4,339,472
165,750       Mahindra & Mahindra GDR
              (Autos and Trucks)                         1,895,351
4,000         Niit Limited
              (Computers)                                   32,022
80,000        Tata Engineering & Locomotive Ltd.
              GDR (Engineering)                            786,000
446,600       Tata Engineering & Locomotive Ltd.
              GDS (Engineering)                          4,387,845
--------------------------------------------------------------------
                                                        27,762,458
--------------------------------------------------------------------
Indonesian Rupiah--5.2%

2,374,750     Indofoods Sukses Makmur - Foreign
              (Food)                                     5,245,031
2,346,000     PT Bank of Bali - Foreign
              (Banking)                                  5,675,011
2,613,000     PT Jaya Real Property - Foreign
              (Real Estate)                              3,627,640
--------------------------------------------------------------------
                                                        14,547,682
--------------------------------------------------------------------
Malaysian Ringgit--13.2%

1,217,000     Commerce Asset Holdings
              (Conglomerates)                            9,790,829
623,000       Leader Universal Holdings
              (Electronics)                              1,253,017
1,936,000     Road Builder Malaysia Holdings
              (Construction)                            11,603,540
941,000       Tenaga National Berhad
              (Utility)                                  4,504,385
1,081,000     United Engineers Malaysia Holdings
              (Construction)                             9,696,822
--------------------------------------------------------------------
                                                        36,848,593
--------------------------------------------------------------------
New Taiwan Dollar--2.5%

2,118,000     Taiwan Sogo Shinkong Securities
              (Financial Services)                       7,103,755
--------------------------------------------------------------------
Philippine Peso--4.6%
18,189,000    Centennial City Inc.
              (Real Estate)                              2,208,911
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund (continued)
January 31, 1997


--------------------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks (continued)

Philippine Peso (continued)

393,454       Metropolitan Bank and Trust
              (Banking)                               $ 10,750,925
--------------------------------------------------------------------
                                                        12,959,836
--------------------------------------------------------------------
Singapore Dollar--9.9%

639,000       Overseas Union Bank - Foreign
              (Banking)                                  5,174,457
1,149,000     Singapore Land
              (Real Estate)                              6,937,420
383,000       Singapore Press Holdings - Foreign
              (Printing & Publishing)                    7,671,970
2,195,000     Straits Steamship Land
              (Conglomerates)                            7,795,852
--------------------------------------------------------------------
                                                        27,579,699
--------------------------------------------------------------------
South Korean Won--3.8%

168,920       Korea Mobile Telecommunications
              Corp. ADR*  (Telecommunications)           2,512,685
4,759         Korea Mobile Telecommunications
              Corp. (Telecommunications)                 5,228,904
7,132         Samsung Fire & Marine Insurance
              (Insurance)                                2,982,743
--------------------------------------------------------------------
                                                        10,724,332
--------------------------------------------------------------------
Thai Baht--3.9%

723,800       Electricity Generating Public Co.
              (Utility)                                  1,815,785
758,100       Electricity Generating Public Co.
              Foreign(Utility)                           1,843,315
1,989,000     Industrial Finance Corp - Foreign
              (Financial Services)                       5,220,069
425,000       Jasmine International Co. - Foreign
              (Diversified)                                602,808
1,617,500     Thai Telephone & Telecom Corp. -
              Foreign (Telecommunications)               1,326,587
--------------------------------------------------------------------
                                                        10,808,564
--------------------------------------------------------------------
United States Dollar--3.1%

387,000       Korea Electric Power Corp. ADR*
              (Utilities)                                8,562,375
--------------------------------------------------------------------
Total Common Stocks
  (Cost $237,846,163)                                 $268,559,042
====================================================================
Rights & Warrants*--0.3%

Singapore Dollar--0.2%

    356,750  Straits Steamship Land, exp. 12/12/00
             (Conglomerate)- warrants                      494,149

Thai Baht--0.1%

    808,750  Thai Telephone & Telecom Corp., exp.
             03/07/97 (Telecommunications)-rights          351,155
--------------------------------------------------------------------
Total Rights & Warrants
  (Cost $287,980)                                     $    845,304
====================================================================
Principal
Amount       Description                                     Value
====================================================================
Corporate Bonds--0.3%

Malaysian Ringitt--0.3%

MYR          United Engineers Malaysia
1,024,000    (Construction) 4.00%, 05/22/99           $    848,528
--------------------------------------------------------------------
Total Corporate Bonds
   (Cost $521,580)                                    $    848,528
====================================================================
Short-Term Obligations--2.2%
$ 6,200,104  State Street Bank & Trust Euro-Time
             Deposit, 5.50%, 02/03/97                 $  6,200,104
--------------------------------------------------------------------
Total Short-Term Obligations
   (Cost $6,200,104)                                  $  6,200,104
====================================================================
Total Investments
   (Cost $244,855,827)/(a)/                           $276,452,978
====================================================================
Federal Income Tax Information:

   Gross unrealized gain for investments in
      which value exceeds cost                        $ 45,982,425
   Gross unrealized loss for investments in
      which cost exceeds value                         (14,998,273)
====================================================================
   Net unrealized gain                                $ 30,984,152
====================================================================

  *  Non-income producing security.
/(a)/The aggregate cost for federal income tax purposes is $244,890,862.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------
Common Stock, Rights, Warrants, and Corporate Bond Industry
   Concentrations
====================================================================
Autos and Trucks                                               2.2%
Banking                                                        7.8%
Breweries                                                      0.4%
Commercial Banks                                               3.5%
Conglomerates                                                 10.9%
Construction                                                   7.9%
Diversified                                                    0.2%
Electronics                                                    0.4%
Engineering                                                    3.6%
Financial Services                                            11.5%
Food                                                           2.7%
Household Products                                             2.3%
Insurance                                                      1.1%
Printing & Publishing                                          2.7%
Real Estate                                                   12.5%
Recreational Services                                          3.7%
Telecommunications                                             6.3%
Transportation                                                 4.1%
Utilities                                                     12.8%
--------------------------------------------------------------------
Total Common Stock, Rights, Warrants, and
   Corporate Bonds                                            96.6%
====================================================================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
-------------------------------------------------------------------------------
Statements of Assets and Liabilities
January 31, 1997

-------------------------------------------------------------------------------


                                                                                     Goldman Sachs                 Goldman Sachs
                                                                                       Balanced                    Select Equity
                                                                                         Fund                          Fund
                                                                                    ===============================================
Assets:
Investments in securities, at value (identified cost $80,718,346, $302,169,999,
   $513,612,707, $679,366,240, $213,003,477, $549,757,598 and $244,855,827,
   respectively)                                                                       $89,222,318                 $393,263,171
Cash, at value                                                                              13,884                        9,802
Receivables:
   Investment securities sold                                                            3,947,652                           --
   Forward foreign currency exchange contracts                                               6,692                           --
   Fund shares sold                                                                        565,860                    3,095,601
   Dividends and interest, at value                                                        451,554                      387,080
   Variation margin                                                                         10,928                       95,387
Deferred organization expenses, net                                                         36,173                            --
Other assets                                                                                97,786                        8,495
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                            94,352,847                  396,859,536
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
   Investment securities purchased                                                       9,690,219                           --
   Forward foreign currency exchange contracts                                                  --                           --
   Fund shares repurchased                                                                  44,298                      548,016
   Amounts owed to affiliates                                                               97,949                      388,699
Covered securities sold short (cash received, $936,984)                                    938,808                           --
Accrued expenses and other liabilities                                                      61,446                       89,126
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       10,832,720                    1,025,841
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid-in capital                                                                         73,750,866                  300,246,199
Accumulated undistributed (distributions in excess of) net investment income               180,204                           --
   (loss)
Accumulated undistributed (distributions in excess of) net realized gain (loss)
   on investment, option and futures transactions                                          977,487                    4,402,524
Accumulated net realized foreign currency gain (loss)                                       12,575                           --
Net unrealized gain on investments, options and futures                                  8,611,563                   91,184,972
Net unrealized loss on translation of assets and liabilities denominated in
   foreign currencies                                                                      (12,568)                          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                             $83,520,127                 $395,833,695
===================================================================================================================================
                                                                      Class A        Class B          Class A       Class B
                                                                    ------------   --------------   -------------  ------------
 Total shares of beneficial interest outstanding, $.001 par
   value (100,000,000 and 25,000,000 shares authorized for
   each Class A and B, respectively)                                  4,336,101          112,660      9,688,806        744,222
Net asset and Class A redemption value per share (a)                     $18.78           $18.73         $23.32         $23.18
Maximum public offering price per share (Class A NAV x
   1.0582)                                                               $19.87           $18.73         $24.68         $23.18
                                                                  Institutional      Service      Institutional     Service
                                                                    ------------   --------------   -------------  ------------
 Total shares of beneficial interest outstanding, $.001 par
   value (50,000,000 shares per each class authorized)                       --               --      6,351,958        157,464
Net asset value, offering and redemption price per share                     --               --         $23.44         $23.27
===============================================================================================================================
(a) At redemption, Class B shares are subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
===============================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
    Goldman Sachs             Goldman Sachs             Goldman Sachs               Goldman Sachs                Goldman Sachs
  Growth and Income          Capital Growth            Small Cap Equity          International Equity             Asia Growth
         Fund                     Fund                       Fund                       Fund                          Fund
==================================================================================================================================
    $638,954,258               $932,041,765              $217,608,994                $627,524,320                  $276,452,978
          59,158                     94,994                    30,728                   1,735,366                     1,060,177

       1,632,491                  1,390,277                 4,392,159                     959,642                     3,093,623
              --                         --                        --                   2,684,757                            --
       4,847,992                  1,524,356                   820,288                   4,794,141                       685,136
         572,159                    706,624                    85,173                     440,308                       262,880
              --                         --                        --                          --                            --
          19,321                         --                    13,467                      14,573                        77,113
          14,043                     16,281                     2,597                      10,188                           770
----------------------------------------------------------------------------------------------------------------------------------
     646,099,422                935,774,297               222,953,406                 638,163,295                   281,632,677
----------------------------------------------------------------------------------------------------------------------------------

       9,130,091                  9,797,231                 6,585,828                   8,912,558                            --
              --                         --                        --                   3,434,535                         1,495
         414,917                    850,523                   165,072                     198,616                       694,794
         716,432                  1,160,456                   345,810                     833,473                       400,444
              --                         --                        --                          --                            --
          21,990                     99,060                   121,890                     255,084                       846,340
----------------------------------------------------------------------------------------------------------------------------------
      10,283,430                 11,907,270                 7,218,600                  13,634,266                     1,943,073
----------------------------------------------------------------------------------------------------------------------------------
     492,994,560                657,200,330               203,743,684                 542,859,953                   266,426,371
        (193,256)                  (275,552)                       --                     (25,666)                   (1,316,323)

      17,673,137                 14,266,724                 7,385,605                   2,530,732                   (16,027,669)
              --                         --                        --                    (917,847)                     (411,919)
     125,341,551                252,675,525                 4,605,517                 112,491,393                    33,014,375

              --                         --                        --                 (32,409,536)                   (1,995,231)
----------------------------------------------------------------------------------------------------------------------------------
    $635,815,992               $923,867,027              $215,734,806                $624,529,029                  $279,689,604
==================================================================================================================================
   Class A     Class B       Class A     Class B      Class A       Class B        Class A     Class B       Class A      Class B
------------- ----------  ------------- ----------  ------------ ------------   ------------ -----------  ------------ -----------
   26,534,286    751,089     55,021,724    193,240    10,140,493     176,544      27,765,580     997,807    16,122,122    206,387
       $23.18     $23.10         $16.73     $16.67        $20.91      $20.80          $19.32      $19.24        $16.31     $16.24
       $24.53     $23.10         $17.70     $16.67        $22.13      $20.80          $20.44      $19.24        $17.26     $16.24
Institutional   Service   Institutional  Service    Institutional   Service     Institutional    Service   Institutional  Service
------------- ----------  ------------- ----------  ------------- ------------  -------------  ----------- ------------- ---------
        8,321    136,977             --         --            --          --       3,524,169      34,830       815,499         --
       $23.19     $23.17             --         --            --          --          $19.40      $19.34        $16.33         --
==================================================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended January 31, 1997

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Goldman Sachs    Goldman Sachs
                                                                                                  Balanced       Select Equity
                                                                                                    Fund             Fund
                                                                                               ===================================
Investment income:
Dividends /(a)/                                                                                $    838,092       $   5,629,026
Interest /(b)/                                                                                    2,107,288             541,011
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                      2,945,380           6,170,037
----------------------------------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                            309,372           1,413,035
Administration fees                                                                                  92,811             706,517
Distribution fees                                                                                   157,253             468,965
Authorized dealer service fees                                                                      154,686             444,626
Custodian fees                                                                                       93,352              95,947
Transfer agent fees                                                                                 148,576             319,246
Professional Fees                                                                                    71,598              74,319
Amortization of deferred organization expenses                                                       13,468               9,549
Director fees                                                                                         1,171               2,728
Other                                                                                                53,077              96,414
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                    1,095,364           3,631,346
Less--expenses reimbursed and fees waived by Goldman Sachs                                         (472,758)           (626,188)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                        622,606           3,005,158
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                      2,322,774           3,164,879
----------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                        3,811,127          14,386,845
   Options written                                                                                   (2,680)                 --
   Futures transactions                                                                             148,013             645,873
   Foreign currency related transactions                                                             12,575                  --
Net change in unrealized gain (loss) on:
   Investments                                                                                    5,008,557          49,393,370
   Futures                                                                                           14,475              67,175
   Translation of assets and liabilities denominated in foreign currencies                          (12,568)                 --
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign currency
   transactions                                                                                   8,979,499          64,493,263
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                $ 11,302,273       $  67,658,142
==================================================================================================================================

/(a)/ For the Balanced, Select Equity, Growth and Income, Capital Growth, Small
      Cap Equity, International Equity and Asia Growth Funds, taxes withheld on dividends were $1,496, $42,274, $23,285, $53,869, $4,211, $900,877 and
      $372,334, respectively.
/(b)/ For the Balanced Fund, taxes withheld on interest were $969.
/(c)/ Certain expenses reflected in the above statement of operations are incurred on a class specific basis.

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

                                                                                         ---------------------------------------
                                                                                             Goldman Sachs       Goldman Sachs
                                                                                           Growth and Income    Capital Growth
                                                                                                  Fund               Fund
                                                                                         ========================================
Investment income:
Dividends /(a)/                                                                               $ 13,008,785        $ 14,748,431
Interest /(b)/                                                                                   1,235,823           2,802,840
---------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                    14,244,608          17,551,271
---------------------------------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                         2,782,464           6,522,949
Administration fees                                                                                758,854           2,174,316
Distribution fees                                                                                1,280,332           2,179,405
Authorized dealer service fees                                                                   1,261,615           2,174,316
Custodian fees                                                                                     102,394             129,556
Transfer agent fees                                                                                871,030             908,310
Professional Fees                                                                                   75,891              74,529
Amortization of deferred organization expenses                                                      19,164                  --
Director fees                                                                                        6,744              13,973
Other                                                                                              144,279             208,397
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                   7,302,767          14,385,751
Less--expenses reimbursed and fees waived by Goldman Sachs                                      (1,113,014)         (2,171,272)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                     6,189,753          12,213,979
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                     8,054,855           5,337,292
----------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                      58,221,421          53,687,297
   Options written                                                                                 (37,206)                 --
   Futures transactions                                                                             45,994                  --
   Foreign currency related transactions                                                                --                  --
Net change in unrealized gain (loss) on:
   Investments                                                                                  67,575,111         145,350,120
   Futures                                                                                              --                  --
   Translation of assets and liabilities denominated in foreign currencies                              --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign curren
   transactions                                                                                125,805,320         199,037,417
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               $133,860,175        $204,374,709
====================================================================================================================================
                                                                                         -------------------------------------------
                                                                                           Goldman Sachs           Goldman Sachs
                                                                                          Small Cap Equity      International Equity
                                                                                                Fund                    Fund
                                                                                         ===========================================
Investment income:
Dividends /(a)/                                                                              $   968,945              $ 5,944,299
Interest /(b)/                                                                                   896,528                1,533,039
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                   1,865,473                7,477,338
------------------------------------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                       1,598,027                3,478,689
Administration fees                                                                              532,676                1,159,514
Distribution fees                                                                                538,657                1,115,919
Authorized dealer service fees                                                                   532,676                1,086,488
Custodian fees                                                                                    63,636                  786,004
Transfer agent fees                                                                              511,883                  586,243
Professional Fees                                                                                 72,844                   84,162
Amortization of deferred organization expenses                                                    18,742                   17,603
Director fees                                                                                      3,842                    5,519
Other                                                                                             73,764                  229,722
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                 3,946,747                8,549,863
Less--expenses reimbursed and fees waived by Goldman Sachs                                      (529,684)                (829,788)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                   3,417,063                7,720,075
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                  (1,551,590)                (242,737)
------------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                    29,166,218               16,714,697
   Options written                                                                              (398,365)                      --
   Futures transactions                                                                               --                       --
   Foreign currency related transactions                                                              --                  146,694
Net change in unrealized gain (loss) on:
   Investments                                                                                22,913,571               60,236,901
   Futures                                                                                            --                       --
   Translation of assets and liabilities denominated in foreign currencies                            --              (28,245,657)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign
   currency transactions                                                                      51,681,424               48,852,635
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              $50,129,834              $48,609,898
====================================================================================================================================
                                                                                         -----------------
                                                                                           Goldman Sachs
                                                                                            Asia Growth
                                                                                               Fund
                                                                                         ==================
Investment income:
Dividends /(a)/                                                                                $ 4,216,521
Interest /(b)/                                                                                     716,243
-----------------------------------------------------------------------------------------------------------
Total income                                                                                     4,932,764
-----------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                         1,937,658
Administration fees                                                                                645,897
Distribution fees                                                                                  636,953
Authorized dealer service fees                                                                     630,134
Custodian fees                                                                                     499,487
Transfer agent fees                                                                                385,114
Professional Fees                                                                                   84,316
Amortization of deferred organization expenses                                                      31,711
Director fees                                                                                        3,496
Other                                                                                               51,032
-----------------------------------------------------------------------------------------------------------
Total expenses                                                                                   4,905,798
Less--expenses reimbursed and fees waived by Goldman Sachs                                        (511,880)
-----------------------------------------------------------------------------------------------------------
Net expenses                                                                                     4,393,918
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                       538,846
-----------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                      (7,294,240)
   Options written                                                                                      --
   Futures transactions                                                                           (141,910)
   Foreign currency related transactions                                                        (1,099,538)
Net change in unrealized gain (loss) on:
   Investments                                                                                   5,823,115
   Futures                                                                                              --
   Translation of assets and liabilities denominated in foreign currencies                        (599,549)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign
   currency transactions                                                                        (3,312,122)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                $(2,773,276)
===========================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
-------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended January 31, 1997

--------------------------------------------------------------------------------

                                                                                     Goldman Sachs                 Goldman Sachs
                                                                                       Balanced                    Select Equity
                                                                                         Fund                          Fund
                                                                                    ===============================================
From operations:
Net investment income (loss)                                                          $  2,322,774                $   3,164,879
Net realized gain (loss) on investment, option and futures transactions                  3,956,460                   15,032,718
Net realized gain (loss) on foreign currency related transactions                           12,575                           --
Net change in unrealized gain (loss) on investments, options and futures                 5,023,032                   49,460,545
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                       (12,568)                          --
-----------------------------------------------------------------------------------------------------------------------------------


Net increase (decrease) in net assets resulting from operations                         11,302,273                   67,658,142
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
    Class A shares                                                                      (2,259,972)                  (1,515,575)
    Class B shares                                                                         (13,466)                      (4,750)
    Institutional shares                                                                        --                   (1,606,175)
    Service shares                                                                              --                       (6,666)
In excess of net investment income
    Class A shares                                                                          (7,504)                           --
    Class B shares                                                                              --                      (118,421)
    Institutional shares                                                                        --                       (34,205)
    Service shares                                                                              --                       (16,030)
From net realized gain on investment, option and futures transactions
    Class A shares                                                                      (3,654,841)                  (7,174,235)
    Class B shares                                                                         (77,400)                    (440,131)
    Institutional shares                                                                        --                   (4,675,726)
    Service shares                                                                              --                      (68,472)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                     (6,013,183)                 (15,660,386)
 -----------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                       29,174,047                  167,209,718
Reinvestment of dividends and distributions                                              5,694,651                   14,904,237
Cost of shares repurchased                                                              (7,565,668)                 (32,152,494)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions                 27,303,030                  149,961,461
-----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                          32,592,120                  201,959,217

Net assets:
Beginning of year                                                                       50,928,007                  193,874,478
===================================================================================================================================
End of year                                                                           $ 83,520,127                $ 395,833,695
===================================================================================================================================
Accumulated undistributed (distributions in excess of) net investment income          $    180,204                $          --
===================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                Goldman Sachs       Goldman Sachs   Goldman Sachs
Statements of Changes in Net Assets                                           Growth and Income    Capital Growth     Small Cap
For the Year Ended January 31, 1997                                                 Fund                Fund         Equity Fund
                                                                              ====================================================
From operations:
Net investment income (loss)                                                     $  8,054,855        $   5,337,292   $  (1,551,590
Net realized gain (loss) on investment, option and futures transactions            58,230,209           53,687,297      28,767,853
Net realized gain (loss) on foreign currency related transactions                          --                   --              --
Net change in unrealized gain (loss) on investments, options and futures           67,575,111          145,350,120      22,913,571
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                       --                   --              --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   133,860,175          204,374,709      50,129,834
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
    Class A shares                                                                 (8,111,894)          (5,948,617)             --
    Class B shares                                                                     (5,818)                  --              --
    Institutional shares                                                                 (494)                  --              --
    Service shares                                                                    (11,500)                  --              --
In excess of net investment income
    Class A shares                                                                   (135,533)            (258,749)             --
    Class B shares                                                                    (48,273)             (12,838)             --
    Institutional shares                                                                 (380)                  --
    Service shares                                                                     (9,070)                  --              --
From net realized gain on investment, option and futures transactions
    Class A shares                                                                (46,442,616)         (91,862,169)    (10,210,264)
    Class B shares                                                                   (754,312)            (179,327)       (149,626)
    Institutional shares                                                               (9,971)                  --              --
    Service shares                                                                   (255,610)                  --              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                               (55,785,471)         (98,261,700)    (10,359,890)
----------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                 140,362,846           76,008,897      56,119,213
Reinvestment of dividends and distributions                                        53,352,809           90,088,874       9,876,571
Cost of shares repurchased                                                        (72,730,939)        (229,399,817)    (95,024,895)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions           120,984,716          (63,302,046)    (29,029,111)
----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                    199,059,420           42,810,963      10,740,833

Net Asssets:
Beginning of Year                                                                 436,756,572          881,056,064     204,993,973
==================================================================================================================================
End of Year                                                                      $635,815,992        $923,867,027    $ 215,734,806
==================================================================================================================================
Accumulated distributed (distributions in excess investment income)              $   (193,256)       $    (275,552)  $          --
==================================================================================================================================


                                                                              -----------------------------------------------------
Statements of Changes in Net Assets                                                  Goldman Sachs                Goldman Sachs
For the Year Ended January 31, 1997                                                  International                 Asia Growth
                                                                                      Equity Fund                     Fund
                                                                              ====================================================
From operations:
Net investment income (loss)                                                          $    (242,737)               $     538,846
Net realized gain (loss) on investment, option and futures transactions                  16,714,697                   (7,436,150)
Net realized gain (loss) on foreign currency related transactions                           146,694                   (1,099,538)
Net change in unrealized gain (loss) on investments, options and futures                 60,236,901                    5,823,115
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                    (28,245,657)                    (599,549)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          48,609,898                   (2,773,276)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
    Class A shares                                                                               --                     (206,784)
    Class B shares                                                                               --                           --
    Institutional shares                                                                   (106,712)                          --
    Service shares                                                                               --                           --
In excess of net investment income
    Class A shares                                                                               --                           --
    Class B shares                                                                               --                       (5,064)
    Institutional shares                                                                         --                      (83,075)
    Service shares                                                                               --                           --
From net realized gain on investment, option and futures transactions
    Class A shares                                                                       (5,358,559)                          --
    Class B shares                                                                         (159,717)                          --
    Institutional shares                                                                   (689,171)                          --
    Service shares                                                                           (3,947)                          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                      (6,318,106)                    (294,923)
------------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                       321,475,961                  144,448,826
Reinvestment of dividends and distributions                                               5,481,492                      221,279
Cost of shares repurchased                                                              (75,580,037)                 (67,451,011)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions                 251,377,416                   77,219,094
----------------------------------------------------------------------------------------------------------------------------------
Total increase
Net assets:                                                                             293,669,208                   74,150,895

Beginning of year                                                                       330,859,821                  205,538,709
===================================================================================================================================
End of year                                                                            $624,529,029                 $279,689,604
====================================================================================================================================
Accumulated undistributed (distributions in excess of) net investment income           $    (25,666)                $ (1,316,323)
===================================================================================================================================

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended January 31, 1996

--------------------------------------------------------------------------------

                                                                                     Goldman Sachs                 Goldman Sach
                                                                                       Balanced                    Select Equity
                                                                                         Fund                          Fund
                                                                                    ==============================================
From operations:
Net investment income (loss)                                                          $  1,083,645                $   1,518,160
Net realized gain (loss) on investment, option and futures transactions                  1,715,887                    4,687,943
Net realized gain on foreign currency related transactions                                      --                           --
Net change in unrealized gain on investments, options and futures                        3,518,420                   37,068,509
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                            --                           --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     6,317,952                   43,274,612
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income                                                                (991,655)                  (1,610,216)
In excess of net investment income                                                              --                           --
From net realized gain on investment, option and futures transactions                     (962,754)                  (3,527,188)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                     (1,954,409)                  (5,137,404)
----------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                       41,736,040                  102,149,318
Reinvestment of dividends and distributions                                              1,802,563                    4,880,575
Cost of shares repurchased                                                              (4,483,707)                 (46,260,132)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions                 39,054,896                   60,769,761
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                               43,418,439                   98,906,969

Net assets:
Beginning of year                                                                        7,509,568                   94,967,509
==================================================================================================================================
End of year                                                                           $ 50,928,007                $ 193,874,478
==================================================================================================================================
Accumulated undistributed (distributions in excess of) net investment income          $    125,304                $      86,854
==================================================================================================================================
Summary of share transactions:
===================================================================================================================================
                                                                                         Class A       Class A      Institutional
                                                                                     -------------- --------------  --------------
Shares sold                                                                             2,578,356     2,479,285      3,220,915
Reinvestment of dividends and distributions                                               108,023       161,481         97,993
Shares repurchased                                                                       (271,753)   (2,578,247)       (30,492)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                                           2,414,626        62,519      3,288,416
==================================================================================================================================


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs             Goldman Sachs              Goldman Sachs             Goldman Sachs                Goldman Sachs
   Growth and Income          Capital Growth                Small Cap               International                 Asia Growth
         Fund                      Fund                    Equity Fund               Equity Fund                     Fund
=================================================================================================================================

    $  5,307,925               $    6,032,534             $   (1,717,759)           $     725,369                $   1,643,482
      18,815,320                  188,790,639                 (5,033,599)              (8,757,936)                  (5,766,395)
              --                           --                         --               21,213,851                      416,433
      58,081,439                   53,559,848                 30,594,034               69,834,990                   42,480,420
              --                           --                         --              (12,612,130)                  (1,710,833)
--------------------------------------------------------------------------------------------------------------------------------
      82,204,684                  248,383,021                 23,842,676               70,404,144                   37,063,107
---------------------------------------------------------------------------------------------------------------------------------

      (5,300,032)                  (6,289,354)                        --               (9,491,864)                  (1,787,451)
              --                          --                          --                       --                   (1,657,672)
     (11,998,907)                (139,713,660)                  (161,357)             (14,089,155)                          --
---------------------------------------------------------------------------------------------------------------------------------
     (17,298,939)                (146,003,014)                  (161,357)             (23,581,019)                  (3,445,123)
---------------------------------------------------------------------------------------------------------------------------------

     199,623,973                  144,529,476                 56,891,181               85,900,104                   88,560,430
      16,219,024                  131,979,456                    149,801               21,651,092                    2,951,847
     (37,764,413)                (359,937,680)              (195,215,538)             (98,600,969)                 (43,889,831)
---------------------------------------------------------------------------------------------------------------------------------
     178,078,584                  (83,428,748)              (138,174,556)               8,950,227                   47,622,446
---------------------------------------------------------------------------------------------------------------------------------
     242,984,329                   18,951,259               (114,493,237)              55,773,352                   81,240,430

     193,772,243                  862,104,805                319,487,210              275,086,469                  124,298,279
=================================================================================================================================
    $436,756,572               $  881,056,064             $  204,993,973            $ 330,859,821                $ 205,538,709
=================================================================================================================================
    $     56,087               $      607,360             $           --            $     227,683                $  (1,630,536)
=================================================================================================================================

      Class A                     Class A                    Class A                   Class A                      Class A
    -------------              ---------------            ---------------           --------------               --------------
      10,766,604                    9,130,715                  3,285,739                5,082,572                    5,830,049
         848,870                    9,145,811                      8,585                1,286,112                      197,978
      (2,027,335)                 (22,215,374)               (11,228,873)              (6,067,690)                  (2,898,305)
---------------------------------------------------------------------------------------------------------------------------------
       9,588,139                   (3,938,848)                (7,934,549)                 300,994                    3,129,722
=================================================================================================================================
--------------------------------------------------------------------   ----------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements
January 31, 1997


--------------------------------------------------------------------------------
1.  Organization

Goldman Sachs Equity Portfolios, Inc. (the "Company") is a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Included in this report are the financial statements for the Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Select Equity Fund ("Select Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs Small Cap Equity Fund ("Small Cap Equity Fund"), Goldman Sachs International Equity Fund ("International Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund"), collectively, "the Funds." The Select Equity, Growth and Income, International Equity and Asia Growth Funds offer four classes of shares - Class A, Class B, Institutional and Service. The Balanced, Capital Growth and Small Cap Equity Funds offer two classes of shares - Class A and Class B.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A.  Investment Valuation
------------------------

Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Directors of the Company.

B.  Securities Transactions and Investment Income
-------------------------------------------------

Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Dividends for which the Funds have the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. This amount is also used as an estimate of the fair value of the stock received. Interest income is determined on the basis of interest accrued, premium amortized and discount earned with the exception of the Balanced Fund which does not amortize premiums. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds subject to such taxes.

C.  Mortgage Dollar Rolls
-------------------------

The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

D.  Foreign Currency Translations
---------------------------------

The books and records of the Company are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments,
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.

    Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

E.  Forward Foreign Currency Exchange Contracts
-----------------------------------------------

Certain of the Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The International Equity and Asia Growth Funds may enter into such contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the funds' financial statements. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F.  Short Securities Positions
------------------------------

The Funds (other than the Select Equity Fund) may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the fund's records and any difference between this market value and cash received is reported as unrealized gain or loss. Gains and losses are realized when a short

--------------------------------------------------------------------------------
position is closed out by delivering securities back to the broker.

At January 31, 1997, the Balanced Fund had the following covered short positions open:

-------------------------------------------------------------------------------
                                                Short Position

Issuer                                 Par Value              Market Value
---------------------------          ---------------       --------------------
FNMA TBA 15-Year                          $900,000                 $938,808
-------------------------------------------------------------------------------

G.  Federal Taxes
-----------------

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of their investment company taxable income and capital gains to their shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.

    Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31, 1997 of capital loss carryforward expiring in 2002, 2003 and 2004 for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

H.  Deferred Organization Expenses
----------------------------------

Organization-related costs are being amortized on a straight-line basis over a period of five years.

I.  Expenses
------------

Expenses incurred by the Company which do not specifically relate to an individual fund of the Company are allocated to the Funds based on each Fund's relative
--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
January 31, 1997


--------------------------------------------------------------------------------
average net assets for the period.

    Class A and Class B shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares. Each class of Shares separately bears their respective class-specific transfer agency fees. Service Shares separately bear a service fee.

J.  Option Accounting Principles
--------------------------------

When certain of the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the funds enter into a closing purchase transaction, the funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

    Upon the purchase of a call option or a protective put option by the Funds the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the funds will realize a loss in the amount of the cost of the option. If the funds enter into a closing sale transaction, the funds will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the funds purchase upon exercise will be increased by the premium originally paid.

K.  Futures Contracts
---------------------

The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices or currency exchange rates or to seek to increase total return. The Select Equity Fund may enter into such transactions only with respect to the S&P 500 Index. A Fund will engage in futures transactions only for bona fide hedging purposes as defined in regulations of the CFTC or to seek to increase total return (except with respect to transactions by the Balanced, Growth and Income, Select Equity, Capital Growth and Small Cap Equity Funds, in futures on foreign currencies) to the extent permitted by such regulations. The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities.

    Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Funds each day, dependent on the daily fluctuations in the value of the contract, and are recorded for financial reporting purposes as unrealized gains or losses. When entering into a closing transaction, the Funds will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued using methods approved by the Board of Directors of the Company.

    Certain risks may arise upon entering into futures contracts. The predominant risk is that the changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds'
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
hedging strategies and may also result in a loss to the Funds.

3.  Agreements

Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser to the Balanced, Growth and Income, Small Cap Equity and International Equity Funds; Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman Sachs, acts as investment adviser to the Select Equity and Capital Growth Funds; and Goldman Sachs Asset Management International ("GSAM International") acts as investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. Under the Investment Advisory and Subadvisory Agreements, GSAM, GSFM and GSAM International (the "Investment Advisors"), subject to the general supervision of the Company's Board of Directors, manage the Company's portfolios. As compensation for the services rendered under the Investment Advisory Agreements and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .50%, .55%, .75% and .25% of the average daily net assets of the Balanced, Growth and Income, Small Cap Equity and International Equity Funds, respectively. GSFM is entitled to a fee of .50% and .75% of the average daily net assets of the Select Equity and Capital Growth Funds, respectively. GSAM International is entitled to an advisory fee for the Asia Growth Fund and a subadvisory fee for the International Equity Fund of .75% and .50% of the average daily net assets for those funds, respectively.

    GSAM also acts as the Funds' administrator pursuant to Administration Agreements. Under these Administration Agreements, GSAM administers the Funds' business affairs, including providing facilities. As compensation for the services rendered pursuant to the Administration Agreements, GSAM is entitled to a fee of .15% of the average daily net assets of the Balanced and Growth and Income Funds, and .25% of the average daily net assets of the Select Equity, Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds.

    Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Expenses" for the Balanced, Select Equity, Growth and Income, International Equity and Asia Growth Funds (excluding advisory, administration, service, distribution and authorized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions and extraordinary expenses and with the exception of the Balanced Fund, transfer agent fees) until further notice to the extent such expenses exceed .10%, .06%, .11%, .20% and
 .24% of the average daily net assets of the funds, respectively.

    Goldman Sachs serves as the Distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A salesload and Class B back-end salesload imposed and has advised the Company that it retained approximately $94,000, $380,000, $555,000, $323,000, $219,000,
$1,563,000 and $1,397,000 during the year ended January 31, 1997 for the Balanced, Select Equity, Growth and Income, Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds, respectively.

    The Company, on behalf of each Fund, has adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to .25% and .75% of a Fund's average daily net assets attributable to Class A and Class B shares, respectively.

    The Company, on behalf of each Fund, has adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A and Class B shares. Goldman Sachs also serves as the Transfer Agent of the funds for a fee.

   For the year ended January 31, 1997, the Advisors, Administrator and Distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):
--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
January 31, 1997


--------------------------------------------------------------------------------

                        Waivers
                        -------                       Reimburse-
                        Admin-   Class A  Reimburse-     ment
     Fund      Adviser istrator   12b-1      ment     Outstanding
------------------------------------------------------------------
Balanced       $   --   $   --   $    153  $     320   $      88
Select Equity      170      282        69        105           3
Growth and
 Income            --       --      1,113         --          --
Capital
 Growth            --       --      2,171         --          --
Small Cap
 Equity            --       --        530         --          --
International
 Equity             50      464       171         145         --
Asia Growth        103      259       100          50         --

    The Investment Advisors, Administrator and Distributor may discontinue or modify such waivers and limitations in the future at their discretion.

At January 31, 1997, the amounts owed to affiliates were as follows(in thousands):

                                        Authorized
                       Admin-   Distri-   Dealer   Transfer
     Fund      Adviser istrator butor    Service    Agent   Total
--------------------------------------------------------------------
Balanced       $  33  $   10    $   2   $   15    $   38  $   98
Select Equity    143      49       56       57        84     389
Growth and
 Income          284      78       28      119       207     716
Capital
 Growth          568     190        2      190       210   1,160
Small Cap
 Equity          134      45        2       45       120     346
International
 Equity          391      78      105      116       143     833
Asia Growth      171      36       50       53        90     400

4.  Portfolio Securities Transactions

Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options) for the year ended January 31, 1997, were as follows:

                                                         Sales or
Fund                                 Purchases          Maturities
---------                          ---------------     -------------
Balanced                            $146,297,709       $123,056,708
Select Equity                        242,635,637        102,479,847
Growth and Income                    330,177,173        256,802,366
Capital Growth                       436,178,218        569,122,643
Small Cap Equity                     202,036,820        256,627,457
International Equity                 400,682,323        166,164,906
Asia Growth                          192,125,629        118,802,040

    Included in the above amounts were purchases and proceeds of sales or maturities of governmental securities for the Balanced Fund in the amounts of $99,727,748 and $91,845,598, respectively.

    For the year ended January 31, 1997, written put option transactions in the Balanced Fund were as follows:

                                       Number of        Premium
Written Options                        Contracts        Received
----------------------                -------------   -------------
Balance outstanding at
  beginning of year                             0      $         0
Options written                                32            5,416
Options repurchased                           (32)          (5,416)
                                   ---------------  ---------------
Balance outstanding,
   end of year                                  0      $         0
                                   ===============  ===============

    For the year ended January 31, 1997, written call option transactions in the Growth and Income Fund were as follows:

                                       Number of        Premium
Written Options                        Contracts        Received
----------------------                -------------   -------------
Balance outstanding at
  beginning of year                             0       $        0
Options written                               438           73,608
Options repurchased                          (438)         (73,608)
                                   ---------------  ---------------
Balance outstanding,
   end of year                                  0       $        0
                                   ===============  ===============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    For the year ended January 31, 1997, written put option transactions in the Small Cap Equity Fund were as follows:

                                       Number of        Premium
Written Options                        Contracts        Received
----------------------                -------------   -------------
Balance outstanding at
   beginning of year                            0      $         0
Options written                             2,100          575,871
Options expired                                (9)          (2,026)
Options exercised                          (1,091)        (238,096)
Options repurchased                        (1,000)        (335,749)
                                   ---------------  ---------------
Balance outstanding,
   end of year                                  0      $         0
                                   ===============  ===============

    Certain risks arise related to call and put options from the possible inability of counterparties to meet the terms of their contracts.

    At January 31, 1997, the Balanced Fund had the following outstanding forward foreign currency exchange contracts:

--------------------------------------------------------------------
   Foreign Currency        Value on                     Unrealized
    Sale Contracts      Settlement Date Current Value      Gain
--------------------------------------------------------------------
Australian Dollar
   expiring 3/14/97          $777,277       $770,585        $6,692
--------------------------------------------------------------------
Total Foreign
   Currency Sale
   Contracts                 $777,277       $770,585        $6,692
--------------------------------------------------------------------

    At January 31, 1997, the International Equity Fund had the following outstanding forward foreign currency exchange contracts:

--------------------------------------------------------------------
   Foreign Currency        Value on                     Unrealized
    Sale Contracts      Settlement Date Current Value  Gain (Loss)
--------------------------------------------------------------------
Swiss Franc
   expiring 4/28/97       $39,343,000    $39,665,062   $  (322,062)

Deutsche Mark
   expiring 2/27/97        22,305,725     22,183,180       122,545

Hong Kong Dollar
   expiring 8/8/97         38,565,981     38,530,005        35,976

Japanese Yen
   expiring 4/24/97       122,316,352    119,792,909     2,523,443
--------------------------------------------------------------------
Total Foreign Currency
   Sale Contracts        $222,531,058   $220,171,156    $2,359,902
--------------------------------------------------------------------
--------------------------------------------------------------------
   Foreign Currency        Value on                     Unrealized
  Purchase Contracts    Settlement Date Current Value  Gain (Loss)
--------------------------------------------------------------------
Hong Kong Dollar
   expiring 2/3/97            $35,454        $35,454            $--
--------------------------------------------------------------------
Total Foreign Currency
    Purchase Contracts        $35,454        $35,454            $--
--------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 1997, the Balanced and International Equity Fund's had sufficient cash and securities to cover any commitments under these contracts.

    The Balanced and International Equity Funds have recorded a "Receivable for forward foreign currency exchange contracts" and "Payable for forward foreign currency exchange contracts" resulting from open and closed but not settled forward foreign currency exchange contracts of $6,692 and $0, and $2,684,757 and $3,434,535, respectively, in the accompanying Statements of Assets and Liabilities. Included in these amounts for the International Equity Fund are $2,793 and $3,112,473, respectively, related to forward contracts closed but not settled as of January 31, 1997.

    For the year ended January 31, 1997, Goldman Sachs earned approximately $5,000, $78,000, $304,000, $36,000, $11,000 and $66,000 of brokerage commissions from portfolio transactions executed on behalf of the Balanced, Growth and Income, Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds, respectively.

5.  Repurchase Agreements

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.



--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

January 31, 1997


--------------------------------------------------------------------------------
6.  Joint Repurchase Agreement Account

The Funds, together with other registered investment companies having advisory agreements with GSAM or GSFM, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At January 31, 1997, the Balanced, Select Equity, Growth and Income, Capital Growth and Small Cap Equity Funds had undivided interests in the repurchase agreements in the following joint account which equaled $9,200,000, $3,600,000, $26,800,000, $18,300,000 and $16,600,000,
respectively, in principal amount. At January 31, 1997, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

--------------------------------------------------------------------
Principal          Interest       Maturity                Amortized
Amount               Rate           Date                    Cost
--------------------------------------------------------------------
Bear Stearns Securities, Inc., dated 01/31/97, repurchase
   price $800,375,333 (GNMA: $26,604,837, 7.50%, 10/15/26;
   FNMA: $720,411,516, 5.50%-8.00%, 02/01/09-09/01/26;
   FHLMC: $77,372,676, 6.00%-8.00%, 04/01/98-07/01/26)
 $800,000,000        5.63%         02/03/97         $   800,000,000
Nomura Securities, Inc. dated 01/31/97, repurchase price
   $100,047,083 (GNMA: $102,007,864, 5.50%-10.25%
   01/15/20-01/20/27)
 100,000,000          5.65         02/03/97             100,000,000
Lehman Government Securities, dated 01/31/97, repurchase
   price $201,894,173 (U.S. Treasury Notes: $191,656,654,
   6.38%, 01/15/00-08/15/02; U.S. Treasury Stripped
   Securities: $14,095,535, 05/15/02-11/15/03)
 201,800,000         5.60          02/03/97             201,800,000

--------------------------------------------------------------------
 Total Joint Repurchase Agreement Account          $  1,101,800,000
--------------------------------------------------------------------

7.  Line of Credit Facility

The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Funds, except the Select Equity Fund, participate in a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended January 31, 1997, the Funds did not have any borrowings under these facilities.

8.  Transactions With Affiliated Companies

A Fund is considered to be invested in an affiliated company if that Fund owns greater than five percent of the outstanding voting securities of such company. Transactions during the year ended January 31, 1997 which are considered to be affiliates of Small Cap Equity are as follows (dollar amounts in thousands):

                 Purchases  Sales      Realized   Dividend   Market
Affiliate Name    at Cost  Proceeds   Gain/(Loss)  Income    Value
--------------------------------------------------------------------
American Safety
Razor              $   --   $5,751     $  289     $  --      $  --
--------------------------------------------------------------------
Alpine Lace
Brands, Inc.        7,790       --         --        --      2,341
--------------------------------------------------------------------
APS Holding
Corp.              10,305      654        290        --      7,869
--------------------------------------------------------------------
J. Baker, Inc.      1,591    1,349     (1,090)       60      7,565
--------------------------------------------------------------------
Black Box, Inc.        --   23,013     14,149        --         --
--------------------------------------------------------------------
Brookstone, Inc.       --    2,722       (758)       --      5,939
--------------------------------------------------------------------
Congoleum Corp.        --    2,323       (102)       --      3,156
--------------------------------------------------------------------
Hollinger
International
Corp.                  --   10,903     (1,311)      112         --
--------------------------------------------------------------------
International Post
Ltd.                   --    2,215     (3,933)       --      1,729
--------------------------------------------------------------------
Morningstar
Group Inc.             --   12,216      6,346        --         --
--------------------------------------------------------------------
Mortons
Restaurant
Group, Inc.            --    4,106      1,625        --      6,439
--------------------------------------------------------------------
Opinion Research
Corp.                  --       --         --        --      2,022
--------------------------------------------------------------------
Pegasus
Communications
Corp.               3,697       --         --        --      3,224
--------------------------------------------------------------------
Platinum
Entertainment
Corp.               3,354       --         --        --      2,675
--------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  Other Matters

As of January 31, 1997, Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was the beneficial owner of approximately 14% of the outstanding shares of the Select Equity Fund.

10.  Certain Reclassifications

In accordance with Statement of Position 93-2, the Balanced, Select Equity, Growth and Income, International Equity and Asia Growth Funds have reclassified $13,068, $9,549, $18,764, $302,042 and $31,712, respectively, from paid-in capital to accumulated undistributed net investment income. Additionally, the Small Cap Equity Fund has reclassified $1,532,848 from accumulated net realized gains on investments to accumulated net investment loss and $18,742 from paid-in capital to accumulated net investment loss. The Select Equity Fund reclassified $40,540 from accumulated net realized gains on investments to distributions in excess of net investment income. The International Equity Fund and the Asia Growth Fund have reclassified $205,942 and $338,857 from accumulated net realized foreign currency loss to distributions in excess of net investment income, respectively. The Asia Growth Fund also reclassified $377,435 from accumulated net realized gains on investments to distributions in excess of net investment income. These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

January 31, 1997


--------------------------------------------------------------------------------

11.  Summary of Share Transactions

Share activity for the year ended January 31, 1997 is as follows:

                                    Balanced Fund           Select Equity Fund         Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
                                     Shares       Dollars       Shares       Dollars       Shares       Dollars
                             -------------------------------------------------------------------------------------
Class A shares
Shares sold                       1,529,469   $27,172,279    3,862,697   $81,642,386     5,616,082  $121,074,992
Reinvestment of dividends
   and distributions                310,437     5,598,883      370,586     8,175,333     2,390,917   52,287,188
Shares repurchased                 (446,535)   (7,533,272)  (1,109,202)  (23,823,146)   (3,328,038) (72,163,062)
                             -------------------------------------------------------------------------------------
                                  1,393,371    25,237,890    3,124,081    65,994,573     4,678,961  101,199,118
                             -------------------------------------------------------------------------------------
Class B shares
Shares sold                         109,171     2,001,768      733,802    15,946,016       729,877   16,222,639
Reinvestment of dividends
   and distributions                  5,284        95,768       24,314       535,407        35,976      787,421
Shares repurchased                   (1,795)      (32,396)     (13,894)     (310,118)      (14,764)    (340,546)
                             -------------------------------------------------------------------------------------
                                    112,660     2,065,140      744,222    16,171,305       751,089   16,669,514
                             -------------------------------------------------------------------------------------
Institutional shares
Shares sold                              --            --    3,151,881    66,277,175         8,228      186,173
Reinvestment of dividends
   and distributions                     --            --      275,197     6,102,331            92        2,020
Shares repurchased                       --            --     (363,536)   (7,991,198)           --           --
                             -------------------------------------------------------------------------------------
                                         --            --    3,063,542    64,388,308         8,321      188,193
                             -------------------------------------------------------------------------------------
Service shares
Shares sold                              --            --      154,590     3,344,141       134,652    2,879,042
Reinvestment of dividends
   and distributions                     --            --        4,126        91,166        12,587      276,180
Shares repurchased                       --            --       (1,252)      (28,032)      (10,262)    (227,331)
                             -------------------------------------------------------------------------------------
                                         --            --      157,464     3,407,275       136,977    2,927,891
                             -------------------------------------------------------------------------------------

Net increase (decrease)  in
   shares                         1,506,031   $27,303,030    7,089,309  $149,961,461     5,575,348  $120,984,716
                             =====================================================================================
                              Capital Growth Fund
-------------------------------------------------------
                                  Shares       Dollars
                             --------------------------
Class A shares
Shares sold                     4,677,047  $73,029,007
Reinvestment of dividends
   and distributions            5,870,272   89,898,521
Shares repurchased            (14,635,348) (229,277,58)
                             ----------------------------
                               (4,088,029) (66,350,058)
                             ----------------------------
Class B shares
Shares sold                       188,331    2,979,890
Reinvestment of dividends
   and distributions               12,408      190,353
Shares repurchased                 (7,499)    (122,231)
                             ----------------------------
                                  193,240    3,048,012
                             ----------------------------
Institutional shares
Shares sold                            --           --
Reinvestment of dividends
   and distributions                   --           --
Shares repurchased                     --           --
                             ----------------------------

                             ----------------------------
Service shares
Shares sold                            --           --
Reinvestment of dividends
   and distributions                   --           --
Shares repurchased                     --           --
                             ----------------------------
                                       --           --
                             ----------------------------

Net increase (decrease) in
   shares                      (3,894,789) $(63,302,046)
                             ============================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                              Small Cap Equity Fund    International Equity Fund        Asia Growth Fund
----------------------------------------------------------------------------------------------------------------
                                 Shares       Dollars        Shares      Dollars        Shares       Dollars
                            ------------------------------------------------------------------------------------
Class A shares
Shares sold                   2,508,268   $52,353,524    12,103,239  $230,847,197     7,588,351  $124,281,405
Reinvestment of dividends
   and distributions             475,255    9,732,097       241,377     4,749,851        11,669       184,607
Shares repurchased            (4,697,902) (94,933,279)   (3,820,157)  (72,226,935)   (3,945,614) (63,723,269)
                            ------------------------------------------------------------------------------------
                              (1,714,379) (32,847,658)    8,524,459   163,370,113     3,654,406    60,742,743
                            ------------------------------------------------------------------------------------
Class B shares
Shares sold                      173,849    3,765,689     1,000,064    19,327,085       210,879     3,433,876
Reinvestment of dividends
   and distributions               7,086      144,474         7,924       155,475           279         4,391
Shares repurchased                (4,391)     (91,616)      (10,181)     (198,263)       (4,771)      (76,391)
                            ------------------------------------------------------------------------------------
                                 176,544    3,818,547       997,807    19,284,297       206,387     3,361,876
                            ------------------------------------------------------------------------------------
Institutional shares
Shares sold                           --           --     3,657,119    70,627,799     1,041,822    16,733,545
Reinvestment of dividends
   and distributions                  --           --        28,973       572,219         2,040        32,281
Shares repurchased                    --           --      (161,923)   (3,153,741)     (228,363)   (3,651,351)
                            ------------------------------------------------------------------------------------
                                      --           --     3,524,169    68,046,277       815,499    13,114,475
                            ------------------------------------------------------------------------------------
Service shares
Shares sold                           --           --        34,686       673,880            --            --
Reinvestment of dividends
   and distributions                  --           --           200         3,947            --            --
Shares repurchased                    --           --           (56)       (1,098)           --            --
                            ------------------------------------------------------------------------------------
                                      --           --        34,830       676,729            --            --
                            ------------------------------------------------------------------------------------

Net increase (decrease) in
   shares                    (1,537,835)  $(29,029,111)  13,081,265  $251,377,416     4,676,292  $77,219,094
                           =====================================================================================

    Share activity for the year ended January 31, 1996 is as follows:

                                     Select Equity Fund
-------------------------------------------------------------
                                      Shares         Dollars
                                ------------- ---------------
Class A shares
Shares sold                        2,479,285     $44,569,920
Reinvestment of dividends and        161,481
   distributions                                   3,032,597
Shares repurchased                (2,578,247)    (45,692,944)
                                ------------- ---------------
                                      62,519       1,909,573
                                ------------- ---------------
Institutional shares
Shares sold                        3,220,915       57,579,398
Reinvestment of dividends and
   distributions                      97,993        1,847,978
Shares repurchased                   (30,492)        (567,188)
                                ------------- ----------------
                                   3,288,416      $58,860,188
                                ------------- ----------------
Net increase                       3,350,935      $60,769,761
                                ============= ================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------
                                                          Income (loss) from                    Distributions to
                                                       investment operations/h/                   shareholders
                                                   -------------------------------  ------------------------------------------
                                                                    Net realized                     From
                                                                   and unrealized                net realized
                                      Net asset                    gain (loss) on     From          gain on      In excess
                                        value,          Net         investments,       net        investment       of net
                                      beginning      investment     options and     investment    and futures    investment
                                      of period        income         futures         income     transactions      income
                                     -----------------------------------------------------------------------------------------
                                                                             BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1997 - Class A Shares................    $17.31         $0.66           $2.47         $(0.66)       $(1.00)           --
1997 - Class B Shares/b/.............     17.46          0.42            2.34          (0.42)        (1.00)          (0.07)
1996 - Class A Shares................     14.22          0.51            3.43          (0.50)        (0.35)           --

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/d/.............     14.18          0.10            0.02          (0.08)       --                --
                                                      Net asset
                                      Net increase      value,                      Portfolio        Average
                                         in net         end of        Total          turnover       commission
                                       asset value      period      return/a/          rate          rate/g/
                                     ---------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1997 - Class A Shares................     $1.47         $18.78         18.59%         208.11/f/      $.0587
1997 - Class B Shares(b).............      1.27          18.73         16.22/c/       208.11/f/       .0587
1996 - Class A Shares................      3.09          17.31         28.10          197.10/f/         --

For the Period Ended January 31,
-------------------------------------
1995 - Class A Shares/d/.............      0.04          14.22          0.87/c/       14.71/c/          --
                                                                                               Ratio assuming no
                                                                                            voluntary waiver of fees
                                                                                             or expense limitations
                                                                                         -------------------------------
                                            Net            Ratio of       Ratio of net                    Ratio of net
                                         assets at           net           investment       Ratio of       investment
                                           end of        expenses to       income to      expenses to     income (loss)
                                           period        average net      average net       average        to average
                                         (in 000s)          assets           assets        net assets      net assets
                                     -----------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1997 - Class A Shares................      $81,410          1.00%           3.76%            1.77%            2.99%
1997 - Class B Shares/b/.............        2,110          1.75/e/         2.59/e/          2.27/e/          2.07/e/
1996 - Class A Shares................       50,928          1.00            3.65             1.90             2.75

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/d/.............        7,510         1.00/e/         3.39/e/           8.29/e/         (3.90)/e/

--------------------------
/a/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/b/ For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
/c/  Not annualized.
/d/ For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
/e/  Annualized.
/f/  Includes the effect of mortgage dollar roll transactions.
/g/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/h/  Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
(The accompanying notes are an integral part of these financial statements.)

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period

----------------------------------------------------------------------------------------------------------------------------

                                                               Income (loss) from                 Distributions to
                                                           investment operations/(h)/               shareholders
                                                           ==========================   ====================================
                                                                        Net realized                  From
                                                                      and unrealized              net realized
                                                 Net asset             gain (loss) on    From        gain on      In excess
                                                  value,      Net       investments,     net        investment     of net
                                                beginning  investment   options and   investment    and futures   investment
                                                 of period   income       futures       income     transactions    income
                                                 ============================================================================
                                                                                  SELECT EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares ........................      19.66     $0.16        $4.46        $(0.16)        $(0.80)         --
1997 - Class B Shares/(f)/....................      20.44      0.04         3.70         (0.04)         (0.80)       (0.16)
1997 - Institutional Shares ..................      19.71      0.30         4.51         (0.28)         (0.80)         --
1997 - Service Shares/(f)/....................      21.02      0.13         3.15         (0.13)         (0.80)       (0.10)
1996 - Class A Shares ........................      14.61      0.19         5.43         (0.16)         (0.41)         --
1996 - Institutional Shares/(d)/..............      16.97      0.16         3.23         (0.24)         (0.41)         --
1995 - Class A Shares ........................      15.93      0.20        (0.38)        (0.20)         (0.94)         --
1994 - Class A Shares ........................      15.46      0.17         2.08         (0.17)         (1.61)         --
1993 - Class A Shares ........................      15.05      0.22         0.41         (0.22)            --          --

For the Period Ended January 31,
================================
1992 - Class A Shares/(e)/....................      14.17      0.11         0.88         (0.11)            --          --

------------------------------------------------------------------------------------------------------------

                                         Net        Net                                               Net
                                       increase    asset                                             assets
                                      (decrease)   value,                Portfolio     Average       end of
                                        in net     end of    Total        turnover    commission     period
                                      asset value  period   return/(a)/     rate       rate/(g)/    (in 000s)
                                      ======================================================================
                                                               SELECT EQUITY FUND
------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
===============================
1997 - Class A Shares ..............     $3.66     $23.32      23.75%         37.28%    $.0417       $225,968
1997 - Class B Shares/(f)/..........      2.74      23.18      18.59/(b)/     37.28      .0417         17,258
1997 - Institutional Shares ........      3.73      23.44      24.63          37.28      .0417        148,942
1997 - Service Shares/(f)/..........      2.25      23.27      15.92/(b)/     37.28      .0417          3,666
1996 - Class A Shares ..............      5.05      19.66      38.63          39.35        --         129,045
1996 - Institutional Shares/(d)/....      2.74      19.71      20.14/(b)/     39.35/(b)/   --          64,829
1995 - Class A Shares ..............     (1.32)     14.61      (1.10)         56.18        --          94,968
1994 - Class A Shares ..............      0.47      15.93      15.12          87.73        --          92,769
1993 - Class A Shares ..............      0.41      15.46       4.30         144.93        --         117,757

For the Period Ended January 31,
================================
1992 - Class A Shares/(e)/............    0.88      15.05       7.01/(b)/    135.02(c)     --         151,142

                                                                              Ratios assuming no
                                                                            voluntary waiver of fees
                                                                             or expense limitations
                                                                            -------------------------
                                                    Ratio of   Ratio of net              Ratio of net
                                                      net       investment   Ratio of     investment
                                                    expenses    income to   expenses to    income
                                                   to average  average net   average      to average
                                                     assets      assets     net assets    net assets
                                                   ==================================================
                                                                   SELECT EQUITY FUND
-----------------------------------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares ........................      1.29%       0.91%        1.53%         0.67%
1997 - Class B Shares/(f)/....................      1.83/(c)/   0.06/(c)/    2.00/(c)/    (0.11)/(c)/
1997 - Institutional Shares ..................      0.65        1.52         0.85          1.32
1997 - Service Shares/(f)/....................      1.15/(c)/   0.69/(c)/    1.35/(c)/     0.49/(c)/
1996 - Class A Shares ........................      1.25        1.01         1.55          0.71
1996 - Institutional Shares/(d)/..............      0.65/(c)/   1.49/(c)/    0.96/(c)/     1.18/(c)/
1995 - Class A Shares ........................      1.38        1.33         1.63          1.08
1994 - Class A Shares ........................      1.42        0.92         1.67          0.67
1993 - Class A Shares ........................      1.28        1.30         1.53          1.05

For the Period Ended January 31,
================================
1992 - Class A Shares/(e)/....................      1.57/(c)/   1.24/(c)/    1.82/(c)/     0.99/(c)/

--------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/ Not annualized.
/(c)/ Annualized.
/(d)/ For the period from June 15, 1995 (commencement of operations) to January
     31, 1996.
/(e)/ For the period from May 24, 1991 (commencement of operations) to January
     31, 1992.
/(f)/ For the period from May 1 and June 7, 1996 (commencement of operations) to
     January 31, 1997 for Class B and Service shares, respectively.
/(g)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(h)/ Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period


--------------------------------------------------------------------------------

                                                  Income (loss) from
                                                      investment
                                                    operations/(h)/         Distributions to shareholders
                                                ======================  =====================================
                                                               Net
                                                            realized
                                                              and                     From net
                                         Net                unrealized                realized
                                        asset              gain(loss)                   gain          In                       Net
                                       value,                  on                        on         excess                  Increase
                                      beginning    Net     investments   From net    investment     of net     Additional    in net
                                         of     investment    and       investment   and option    investment    paid-in     asset
                                       period    income     options       income    transactions    income       capital     value
                                     ===============================================================================================

                                                                         GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares .............    $19.98     $0.35      $5.18       $(0.35)       $(1.97)     $ (0.01)      $  --      $3.20
1997 - Class B Shares/(f)/ ........     20.82      0.17       4.31        (0.17)        (1.97)       (0.06)         --       2.28
1997 - Institutional Shares/(f)/ ..     21.25      0.29       3.96        (0.30)        (1.97)       (0.04)         --       1.94
1997 - Service Shares/(f)/ ........     20.71      0.28       4.50        (0.28)        (1.97)       (0.07)         --       2.46
1996 - Class A Shares .............     15.80      0.33       4.75        (0.30)        (0.60)         --           --       4.18
1995 - Class A Shares .............     15.79      0.20/(b)/  0.30/(b)/   (0.20)        (0.33)       (0.07)       0.11/(b)/  0.01
For the Period Ended January 31,
==================================
1994 - Class A Shares/(c)/.........     14.18      0.15       1.68        (0.15)        (0.06)       (0.01)         --       1.61


                                                                                                 Ratio of      Ratio of
                                                                                      Net          net           net
                                        Net                                          assets      expenses     investment
                                       asset                                           at          to         income to
                                       value     Total     Portfolio    Average      end of      average       average
                                      end of     return    turnover    commission    period        net           net
                                      period     /(a)/       rate       rate/(g)/   (in 000s)     assets       assets
                                     ===================================================================================
                                                                   GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares .............    $23.18     28.42%     53.03%      $.0586      $615,103     1.22%        1.60%
1997 - Class B Shares/(f)/ ........     23.10     22.23/(d)/ 53.03        .0586        17,346     1.93/(e)/    0.15/(e)/
1997 - Institutional Shares/(f)/ ..     23.19     20.77/(d)/ 53.03        .0586           193     0.82/(e)/    1.36/(e)/
1997 - Service Shares/(f)/ ........     23.17     23.87/(d)/ 53.03        .0586         3,174     1.32/(e)/    0.94/(e)/
1996 - Class A Shares .............     19.98     32.45      57.93        --          436,757     1.20         1.67
1995 - Class A Shares .............     15.80      3.97      71.80        --          193,772     1.25         1.28
For the Period Ended January 31,
==================================
1994 - Class A Shares/(c)/.........     15.79     13.08/(d)/102.23/(d)/   --           41,528     1.25/(e)/    1.23/(e)/



                                                   Ratios assuming no
                                                voluntary waiver of fees
                                                 or expense limitations
                                            =================================
                                                                 Ratio of
                                              Ratio of         net investment
                                              expenses          income (loss)
                                             to average          to average
                                             net assets          net assets
                                            =================================
                                                 GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares .............            1.43%                1.39%
1997 - Class B Shares/(f/) ........            1.93/(e)/            0.15/(e)/
1997 - Institutional Shares/(f)/ ..            0.82/(e)/            1.36/(e)/
1997 - Service Shares/(f)/ ........            1.32/(e)/            0.94/(e)/
1996 - Class A Shares .............            1.45                 1.42
1995 - Class A Shares .............            1.58                 0.95
For the Period Ended January 31,
==================================
1994 - Class A Shares/(c)/.........            3.24/(e)/           (0.76)/(e)/

----------------------------------
/(a)/Assumes investment at the net asset v alue at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/Calculated based on the average shares outstanding methodology.
/(c)/For the period from February 5, 1993 (commencement of operations) to
     January 31, 1994.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/For the period from March 6, May 1 and June 3, 1996 (commencement of operations) to January 31, 1997 for Service, Class B and Institutional shares, respectively.
/(g)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(h)/Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period


-----------------------------------------------------------------------------------------------------------------------------------
                                                              Income (loss) from
                                                           investment operations/(g)/         Distributions to shareholders
                                                         ===========================  =============================================
                                                                       Net realized
                                                                      and unrealized                   From net
                                              Net asset               gain (loss) on                 realized gain     In excess
                                               value,        Net       investments,    From net     on investments,      of net
                                              beginning   investment   options and    investment        options        investment
                                              of period     income       futures        income        and futures        income
                                            =======================================================================================
                                                                                 CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares....................       $14.91        $0.10        $3.56         $ (0.10)       $ (1.72)         $(0.02)
1997 - Class B Shares(b).................        15.67         0.01         2.81           (0.01)         (1.72)          (0.09)
1996 - Class A Shares....................        13.67         0.12         3.93           (0.12)         (2.69)             --
1995 - Class A Shares....................        15.96         0.03        (0.69)          (0.01)         (1.62)             --
1994 - Class A Shares....................        14.64         0.02         2.40           (0.01)         (1.07)          (0.02)
1993 - Class A Shares....................        13.65         0.06         2.28           (0.07)         (1.28)             --
1992 - Class A Shares....................        11.10         0.28         2.90           (0.31)         (0.32)             --

For the Period Ended January 31,
================================
1991 - Class A Shares/(c)/...............        11.34         0.34        (0.27)          (0.31)            --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Net
                                             Net increase     Net asset                                               assets at
                                              (decrease)        value,                  Portfolio       Average         end of
                                                in net          end of        Total     turnover       commission       period
                                              asset value       period      return/(a)/   rate          rate/(f)/     (in 000s)
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares....................      $1.82            $16.73        25.97%       52.92%        $.0563           $920,646
1997 - Class B Shares(b).................       1.00             16.67        19.39/(d)/   52.92          .0563              3,221
1996 - Class A Shares....................       1.24             14.91        30.45        63.90           --              881,056
1995 - Class A Shares....................      (2.29)            13.67        (4.38)       38.36           --              862,105
1994 - Class A Shares....................       1.32             15.96        16.89        36.12           --              833,682
1993 - Class A Shares....................       0.99             14.64        18.01        58.93           --              665,976
1992 - Class A Shares....................       2.55             13.65        29.31        48.93           --              500,307

For the Period Ended January 31,
================================
1991 - Class A Shares(c).................      (0.24)            11.10         0.84/(d)/   35.63/(d)/      --              437,533
-------------------------------------------------------------------------------------------------------------
                                                                                        Ratios assuming no
                                                                                     voluntary waiver of fees
                                                                                   =============================

                                               Ratio of        Ratio of net                     Ratio of net
                                                  net           investment        Ratio of       investment
                                              expenses to    income (loss) to   expenses to    income (loss)
                                              average net        average          average        to average
                                                assets          net assets       net assets      net assets
                                            ====================================================================

----------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares....................        1.40%           0.62%           1.65%            0.37%
1997 - Class B Shares/(b)/.................      2.15/(e)/      (0.39)/(e)/      2.15/(e)/       (0.39)/(e)/
1996 - Class A Shares....................        1.36            0.65            1.61             0.40
1995 - Class A Shares....................        1.38            0.16            1.63            (0.09)
1994 - Class A Shares....................        1.38            0.13            1.63            (0.12)
1993 - Class A Shares....................        1.41            0.42            1.66             0.17
1992 - Class A Shares....................        1.53            2.09            1.78             1.84

For the Period Ended January 31,
--------------------------------
1991 - Class A Shares/(c)/...............        1.27/(d)/       3.24/(d)/       1.47/(d)/        3.04/(d)/

--------------------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/For the period from May 1, 1996 (commencement of operations) to
     January 31, 1997.
/(c)/For the period from April 20, 1990 (commencement of operations) to January
     31, 1991.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(g)/Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period



--------------------------------------------------------------------------------


                                                   Income (loss) from                     Distributions to
                                                investment  operations/(g)/                  shareholders
                                                ===========================   =======================================
                                                                                            From          In excess
                                                                                             net              of
                                                             Net realized                  realized        realized        Net
                                                            and unrealized                 gain on         gains on      increase
                                     Net asset      Net     gain (loss) on     From       investment,     investment    (decrease)
                                       value,    investment  investments,       net       option and      option and      in net
                                     beginning     income    options and     investment    futures         futures        asset
                                     of period     (loss)      futures         income    transactions    transactions     value
                                     ==============================================================================================

                                                      SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
===================================
1997 - Class A Shares .............  $17.29        $(0.21)      $4.92        $   -        $(1.09)        $   -            $3.62
1997 - Class B Shares/(b)/.........   20.79         (0.11)       1.21            -         (1.09)            -             0.01
1996 - Class A Shares .............   16.14         (0.23)       1.39            -         (0.01)            -             1.15
1995 - Class A Shares .............   20.67         (0.07)      (3.53)           -         (0.69)          (0.24)         (4.53)
1994 - Class A Shares .............   16.68         (0.04)       5.03            -         (1.00)            -             3.99

For the Period Ended January 31,
===================================
1993 - Class A Shares/(c)/.........   14.18          0.03        2.50          (0.03)        -               -             2.50

----------------------------------------------------------------------------------------------------
                                   Net asset                                           Net assets
                                     value,                   Portfolio    Average      at end of
                                     end of      Total        turnover    commission     period
                                     period    return/(a)/      rate       rate/(f)/    (in 000s)
                                   ================================================================

                                                        SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------

For the Year Ended January 31,
===================================
1997 - Class A Shares .............  $20.91     27.28%          99.46%       $.0461       $212,061

1997 - Class B Shares/(b)/.........   20.80     5.39/(d)/       99.46         .0461          3,674
1996 - Class A Shares .............   17.29     7.20            57.58           -          204,994
1995 - Class A Shares .............   16.14   (17.53)           43.67           -          319,487
1994 - Class A Shares .............   20.67    30.13            56.81           -          261,074

For the Period Ended January 31,
===================================
1993 - Class A Shares/(c)/.........   16.68    17.86/(d)/        7.12/( e)/     -           59,339

---------------------------------------------------------------------------------------------
                                                                      Ratios assuming no
                                                                   voluntary waiver of fees
                                                    Ratio of      ===========================
                                      Ratio of        net                        Ratio of
                                         net       investment      Ratio of         net
                                       expenses      income        expenses      investment
                                      to average     (loss) to    to average      loss to
                                         net       average net       net        average net
                                       assets        assets         assets        assets
                                      =======================================================

                                                    SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------
For the Year Ended January 31,
===================================
1997 - Class A Shares .............     1.60%         (0.72)%        1.85%        (0.97)%
1997 - Class B Shares/(b)/.........     2.35/(e)/     (1.63)/(e)/    2.35/(e)/    (1.63)/(e)/
1996 - Class A Shares .............     1.41          (0.59)         1.66         (0.84)
1995 - Class A Shares .............     1.53          (0.53)         1.78         (0.78)
1994 - Class A Shares .............     1.60          (0.45)         1.85         (0.70)

For the Period Ended January 31,
===================================
1993 - Class A Shares/(c)/.........     1.65/(e)/      0.62/(e)/     2.70/(e)/    (0.43)/(e)/

------------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/For the period from May 1, 1996 (commencement of operations) to January 31,
     1997.
/(c)/For the period from October 22, 1992 (commencement of operations) to
     January 31, 1993.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(g)/Includes the balancing effect of calculating per share amounts.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period


--------------------------------------------------------------------------------

                                                                Income (loss) from                           Distributions
                                                             investment operations/(g)/                     to shareholders
                                                  ================================================= ==============================
                                                                        Net          Net realized                       From net
                                                                     realized       and unrealized                      realized
                                                                  and unrealized      gain (loss)                        gain on
                                      Net asset                   gain (loss) on      on foreign       From            investment,
                                       value,          Net         investments,        currency         net            option and
                                      beginning    investment         options          related      investment           futures
                                      of period   income (loss)     and futures      transactions     income          transactions
                                      ============================================================================================
                                                                       INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
=====================================
1997 - Class A Shares...............    $17.20        $0.10             $3.51            $(1.28)        $  --             $(0.21)
1997 - Class B Shares/(e)/..........     18.91        (0.06)             0.94             (0.34)           --              (0.21)
1997 - Institutional Shares/(e)/....     17.45         0.04              3.39             (1.24)         (0.03)            (0.21)
1997 - Service Shares/(e)/..........     17.70        (0.02)             2.95             (1.08)           --              (0.21)
1996 - Class A Shares ..............     14.52         0.13              2.58              1.42          (0.58)            (0.87)
1995 - Class A Shares...............     18.10         0.06             (3.04)            (0.01)           --              (0.59)
1994 - Class A Shares...............     14.35         0.05              4.08             (0.38)           --                --

For the Period Ended January 31,
=====================================
1993 - Class A Shares/(b)/..........     14.18        (0.01)             0.29             (0.11)           --                --

---------------------------------------------------------------------------------------------------------------------------
                                              Net
                                           increase      Net asset
                                          (decrease)      value,                   Portfolio    Average    Net assets at
                                         in net asset     end of         Total     turnover   commission   end of period
                                             value        period      return/(a)/    rate       rate/(f)/    (in 000s)
                                         ==================================================================================

---------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
========================================
1997 - Class A Shares...................  $  2.12         $19.32       13.48%        38.01%       $.0318       $536,283
1997 - Class B Shares/(e)/..............     0.33          19.24        2.83/(c)/    38.01         .0318         19,198
1997 - Institutional Shares/(e)/........     1.95          19.40       12.53/(c)/    38.01         .0318         68,374
1997 - Service Shares/(e)/..............     1.64          19.34       10.42/(c)/    38.01         .0318            674
1996 - Class A Shares ..................     2.68          17.20       28.68         68.48          --          330,860
1995 - Class A Shares...................    (3.58)         14.52      (16.65)        84.54          --          275,086
1994 - Class A Shares...................     3.75          18.10       26.13         60.04          --          269,091

For the Period Ended January 31,
========================================
1993 - Class A Shares/(b)/..............     0.17          14.35        1.23/(c)/     0.00          --           66,063

-----------------------------------------------------------------------------------------------------
                                                                            Ratios assuming no
                                                                       voluntary waiver of fees or
                                                                           expense limitations
                                                                      ===============================

                                                         Ratio of net                   Ratio of
                                            Ratio of      investment                 net investment
                                              net           income       Ratio of        income
                                          expenses to     (loss) to      expenses        (loss)
                                          average net    average net    to average     to average
                                             assets         assets      net assets     net assets
                                        =============================================================

-----------------------------------------------------------------------------------------------------
For the Year Ended January 31,
========================================
1997 - Class A Shares...................     1.69%        (0.07)%          1.88%         (0.26)%
1997 - Class B Shares/(e)/..............     2.23/(d)/    (0.97)/(d)/      2.38/(d)/     (1.12)/(d)/
1997 - Institutional Shares/(e)/........     1.10/(d)/     0.43/(d)/       1.25/(d)/      0.28/(d)/
1997 - Service Shares/(e)/..............     1.60/(d)/    (0.40)/(d)/      1.75/(d)/     (0.55)/(d)/
1996 - Class A Shares ..................     1.52          0.26            1.77           0.01
1995 - Class A Shares...................     1.73          0.40            1.98           0.15
1994 - Class A Shares...................     1.76          0.51            2.01           0.26

For the Period Ended January 31,
========================================
1993 - Class A Shares/(b)/..............     1.80/(d)/    (0.42)/(d)/      2.58/(d)/     (1.20)/(d)/

--------------------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/For the period from December 1, 1992 (commencement of operations) to
     January 31, 1993.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/For the period from February 7, March 6 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional, Service and Class B shares, respectively.
/(f)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(g)/Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period

----------------------------------------------------------------------------------------------------------------------------------
                                                                    Income (loss)                        Distributions to
                                                            from investment operations /(g)/               shareholders
                                                      --------------------------------------------- ------------------------------
                                                                                           Net
                                                                                      realized and
                                                                                       unrealized
                                              Net                        Net             gain on
                                             asset         Net       realized and        foreign
                                            value,     investment     unrealized        currency     From net        In excess
                                           beginning     income     gain(loss) on        related    investment   of net investment
                                           of period     (loss)      investments      transactions    income           income
                                          ----------------------------------------------------------------------------------------

                                                                           ASIA GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
------------------------------
1997 - Class A Shares.....................   $16.49       $ 0.06         $(0.11)         $(0.12)        $(0.01)      $ --
1997 - Class B Shares/(e)/................    17.31        (0.05)         (0.48)          (0.51)          --          (0.03)
1997 - Institutional Shares/(e)/..........    16.61         0.04          (0.11)          (0.11)         (0.04)       (0.06)
1996 - Class A Shares.....................    13.31         0.17           3.44           (0.12)         (0.17)       (0.14)

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/(b)/................    14.18         0.11          (0.89)           0.01          (0.10)        --


------------------------------------------------------------------------------------------------------------------------------
                                             Net
                                           increase       Net
                                          (decrease)     asset
                                            in net       value,                  Portfolio      Average      Net assets at
                                            asset        end of       Total      turnover      commission    end of period
                                            value        period    return/(a)/     rate         rate/(f)/        (000s)
                                          ------------------------------------------------------------------------------------

                                                                           ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
------------------------------
1997 - Class A Shares.....................  $(0.18)      $16.31     (1.01)%        48.40%       $.0151           $263,014
1997 - Class B Shares/(e)/................   (1.07)       16.24     (6.02)/(c)/    48.40         .0151              3,354
1997 - Institutional Shares/(e)/..........   (0.28)       16.33     (1.09)/(c)/    48.40         .0151             13,322
1996 - Class A Shares.....................    3.18        16.49     26.49          88.80          --              205,539

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/(b)/................   (0.87)       13.31     (5.46)/(c)/    36.08/(c)/     --              124,298


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratios assuming no
                                                                                                       voluntary waiver of fees
                                                                                                         or expense limitations
                                                                                                      ------------------------------
                                                                             Ratio          Ratio                       Ratio
                                                                            of net          of net      Ratio of        of net
                                                                          expenses to     investment    expenses      investment
                                                        Net assets at       average      income(loss)  to average    income(loss)
                                                        end of period         net         to average       net        to average
                                                            (000s)          assets        net assets     assets       net assets
                                                     -------------------------------------------------------------------------------

                                                         ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
------------------------------
1997 - Class A Shares................................       $263,014         1.67%          0.20%          1.87%          0.00%
1997 - Class B Shares/(e)/...........................          3,354         2.21/(d)/     (0.56)/(d)/     2.37/(d)/     (0.72)/(d)/
1997 - Institutional Shares/(e)/.....................         13,322         1.10/(d)/      0.54/(d)/      1.26/(d)/      0.38/(d)/
1996 - Class A Shares................................        205,539         1.77           1.05           2.02           0.80

For the Period Ended January 31,
--------------------------------

1995 - Class A Shares/(b)/...........................        124,298         1.90/(d)/      1.83/(d)/      2.38/(d)/      1.35/(d)/

--------------------------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from July 8, 1994 (commencement of operations) to January 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 2 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g)  Includes the balancing effect of calculating per share amounts.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants


--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of the Goldman Sachs Equity Portfolios, Inc.:

   We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Equity Portfolios, Inc. (a Maryland Corporation), comprising the Balanced Fund, Select Equity Fund, Growth and Income Fund, Capital Growth Fund, Small Cap Equity Fund, International Equity Fund and Asia Growth Fund, including the statements of investments, as of January 31, 1997 and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Equity Portfolios, Inc. as of January 31, 1997 the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                    ARTHUR ANDERSEN LLP

Boston, Massachusetts
March 15, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------  ----------------------------------------









                     [This Page Intentionally Left Blank]









--------------------------------------  ----------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------







--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Equity Portfolios, Inc. Prospectus which contains facts concerning the Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------  ---------------------------------------------
DEAR SHAREHOLDERS:

  The U.S. stock market handsomely rewarded investors during the six-month period ended July 31, 1997. Despite predictions that the rally's momentum would falter following robust gains in 1995 and 1996, the market defied expectations by continuing its dramatic push into previously unexplored heights. Investors in most European markets also fared well, while the performance of several Asian markets was dampened by regional issues.

U.S. STOCK MARKET REACHED RECORD LEVELS AS VOLATILITY INCREASED
  The U.S. stock market soared during the period under review, achieving an impressive 22.6% gain, as measured by the Standard & Poor's 500 stock index. As was the case for much of last year, the market was led by "mega-cap" stocks, the largest capitalization stocks in the index. To a significant extent, the market's rally was attributable to highly favorable economic conditions: low inflation, low unemployment, strong productivity gains and healthy profits. As the market extended its advance, however, volatility increased. This trend was particularly evident during the first half of the period, when stronger-than-expected economic data prompted Federal Reserve policy makers to raise the Federal funds rate by a quarter-percentage point in March to 5.50%. The Fed's increase--its first since February 1995--fanned fears of a series of rate hikes, and caused the market to sell off sharply from mid-March through mid-April.
  By the end of April, however, newly released data reassured investors that the market-friendly environment remained intact: Moderating growth made further rate hikes appear less likely, inflation remained subdued and most companies continued to report strong earnings. These favorable factors helped the market quickly recoup its losses and propelled indexes to record highs throughout the latter half of the period. By mid-July, the Dow Jones Industrial Average closed above 8000 for the first time, only five months after it hit the 7000 milestone.

ECONOMIC ACTIVITY MODERATED DURING THE SPRING, FOLLOWING A ROBUST FIRST QUARTER
  Real GDP surged at a 4.9% annualized rate during the first quarter of 1997, spurred by an upswing in consumer spending, rising factory output and buoyant construction outlays. During the second quarter, however, real GDP eased to a somewhat more moderate 3.6% growth rate (annualized), partly because a cool spring impacted weather-sensitive areas such as retail sales and construction. In July, most economic data pointed toward strengthening growth, as indicated by a tightening labor market, a rebound in consumer purchases and an increase in home sales.

OUTLOOK: ECONOMIC GROWTH IS EXPECTED TO ACCELERATE DURING THE REMAINDER OF THE YEAR
  Despite slowing economic activity during the second quarter, Goldman Sachs' economists expect above-average growth to resume later in the year. If growth does accelerate, increasing pressure on labor resources is likely to cause wage inflation to climb and trigger further

--------------------------------  ---------------------------------------------
 TABLE OF CONTENTS

Introduction/Market Overview.........    1
Goldman Sachs Balanced Fund..........    3
Goldman Sachs CORE U.S. Equity Fund..   12
Goldman Sachs CORE Large Cap Growth
 Fund................................   20
Goldman Sachs Capital Growth Fund....   26
Goldman Sachs Mid Cap Equity Fund....   32

Goldman Sachs International Equity
 Fund................................   36
Goldman Sachs Small Cap Equity Fund..   43
Goldman Sachs Asia Growth Fund.......   48
Financial Statements.................   54
Notes to Financial Statements........   62
Financial Highlights.................   73

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
Fed monetary tightening by year-end. While the stock market's recent gains have been impressive, additional rate hikes could affect equity performance. As always, it is important to maintain realistic expectations regarding your equity investments' returns.
  We appreciate your investment in Goldman Sachs equity funds and look forward to continuing to serve your investment needs in the future.

Sincerely,


/s/ David B. Ford     /s/ John P. McNulty


David B. Ford         John P. McNulty
Co-Head,              Co-Head,
Goldman Sachs         Goldman Sachs
Asset Management      Asset Management




August 29, 1997

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Balanced Fund seeks to provide investors with a combination of long-term growth of capital and current income by investing in a diversified portfolio that includes both equity and fixed income securities. Under normal market conditions, the fund is expected to maintain an asset mix of 45% to 65% in equity securities, with the remainder (at a minimum 25%) in fixed income senior securities. The fund's portfolio management team reviews its asset mix on a regular basis and adjusts it to reflect changes in the economic environment.
  Stocks are selected using a value style, focusing on those stocks judged to be inexpensive relative to their expected long-term earnings and ability to pay dividends. We also consider the degree to which a company's management is committed to increasing value for shareholders.
  In the fixed income portion of the portfolio, the portfolio is actively managed within a risk-controlled framework. We seek to minimize interest rate risk relative to the portfolio's benchmark, and focus on seeking to add value through sector selection, security selection and yield curve strategies.

PERFORMANCE REVIEW: SUCCESSFUL EQUITY AND FIXED INCOME INVESTMENTS

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                             FUND TOTAL RETURN
                               (BASED ON NET                                       BENCHMARK
                               ASSET VALUE)                                      TOTAL RETURN+
                             -----------------                                   -------------
  Class A*                        15.42%                                            14.71%
  Class B*                        15.01%                                            14.71%

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.
+ The benchmark is a combination of the S&P 500 stock index (weighted at 55%) and the Lehman Brothers Aggregate Bond Index (weighted at 45%) assuming reinvestment of all dividends and interest.

  During the period under review, both of the fund's share classes outperformed the benchmark, as the accompanying table demonstrates. The equity and fixed income portions of the fund both achieved favorable results, with equity investments contributing most to relative outperformance. In addition, the fund's asset mix yielded positive results. As of July 31, 1997, 56.4% of the fund's net assets was invested in equities, 40.6% in fixed income and the remainder in cash equivalents.
  We are pleased to note that the fund fared well relative to its peers. According to Lipper Analytical Services, Inc., Class A and B shares placed within the top 15% of balanced funds (35th and 46th out of 317 funds for Class A and B, respectively) for the 12-month period ended July 31, 1997. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

HEALTHCARE, CONSUMER GOODS AND AIRLINE STOCKS WERE AMONG THE FUND'S BEST PERFORMERS
  The fund's top-performing stocks came from a diverse range of sectors, including healthcare, consumer goods and airlines. AETNA, INC., a leading healthcare provider, benefited from a friendlier regulatory environment and consolidation in the healthcare industry. SUNBEAM CORP., INC., a consumer products company, achieved strong results as investors responded positively to its recent reforms, including major asset sales, improved distribution and a new line of feature-laden products. CONTINENTAL AIRLINES, INC. performed well as its improved service enabled it to continue to increase its share of business traffic, which is typically more profitable than leisure travel. In contrast, FRUIT OF THE LOOM, INC. was a disappointing performer as it was impacted by a price war in screenprint tee shirts but held its prices steady in order to maintain margins.
  During the period, we significantly increased the fund's weighting in technology stocks. New investments in the sector included two computer hardware manufacturers: BAY NETWORKS, INC. (networking and

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
connectivity products) and QUANTUM CORP. (disk drives and other information storage products).

 TOP 10 EQUITY HOLDINGS AS OF JULY 31, 1997

                                      PERCENTAGE
                                       OF TOTAL
  COMPANY          LINE OF BUSINESS   NET ASSETS
  -------          ----------------   ----------
  Lear Corp.       Autoparts/Original    2.6%
                    Equipment
  Sunbeam Corp.,                         2.1
   Inc.            Appliances
  Aetna, Inc.      Healthcare            2.1
                    Management
  Quantum Corp.    Computer Component    2.1
                    Manufacturer
  Unicom Corp.     Electric Utility      2.0
  Tosco Corp.      Oil Refining and      2.0
                    Marketing
  Lockheed Martin                        2.0
   Corp.           Defense
  Cigna Corp.      Insurance             2.0
  Morgan Stanley   Financial Services    1.8
   Dean Witter,
   Discover & Co.
  Avnet, Inc.      Electronic            1.8
                    Components
                    Distributor

FIXED INCOME HOLDINGS PERFORMED WELL AMID FAVORABLE CONDITIONS
  Mortgage-backed securities (MBS) continued to account for the fund's largest fixed income allocation at 13.7% of the portfolio's total net assets. The MBS sector was one of the strongest performers during the period, benefiting from declining volatility and stable mortgage prepayments. Corporate bonds, a 10.1% allocation, also performed well as spreads continued to tighten amid positive earnings growth and continued structural consolidation (e.g., mergers and acquisitions activity, restructuring). Asset-backed securities (ABS) (6.0%) experienced selling pressure early in the year, and then strengthened as concerns regarding general credit deterioration and potentially vulnerable insurance guarantees diminished. Emerging market debt was one of the smaller portfolio allocations (3.0%), but significantly contributed to performance due to a combination of positive emerging market country credit trends and global liquidity. The remainder of the fixed income allocation was invested in U.S. Treasuries (6.9%) to manage the fund's interest rate risk.

OUTLOOK
  We remain committed to our strategy of identifying and purchasing stocks that trade at a discount to their long-term earnings power and dividend-yielding ability. In a market that has been characterized by speculation and momentum at different times since the beginning of 1995, we believe that a value approach is well suited to weather the ups and downs associated with a turbulent market.
  In the fixed income markets, we are generally maintaining a neutral posture as most sectors are currently trading at tight spreads. Regarding specific sectors, support remains strong in the MBS market, but we believe spreads could widen should volatility increase or investor demand diminish. In the ABS sector, we expect spreads to stabilize or tighten modestly as new issuance subsides and bargain hunters emerge, and will continue to emphasize issues with tight underwriting standards and strong servicing capabilities. We have a neutral view for the corporate sector, which is unlikely to experience much further compression despite an anticipated reacceleration in economic activity during the second half of the year. Finally, we are moderately optimistic regarding the emerging debt sector, where we expect to shift the fund's allocations among the different countries as we identify attractive investment opportunities.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  We will continue to carefully monitor the fund's asset allocation and adjust its equity and fixed income weightings as economic and market conditions change.

/s/ Ronald E. Gutfleish

Ronald E. Gutfleish
Senior Portfolio Manager,
U.S. Active Equity Value

/s/ G. Lee Anderson

G. Lee Anderson
Portfolio Manager,
U.S. Active Equity Value

/s/ Eileen A. Aptman

Eileen A. Aptman
Portfolio Manager,
U.S. Active Equity Value

August 29, 1997

/s/ Jonathan A. Beinner

Jonathan A. Beinner
Co-Head,
U.S. Fixed Income

/s/ C. Richard Lucy

C. Richard Lucy
Co-Head,
U.S. Fixed Income

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Shares  Description                        Value
------------------------------------------------------
 COMMON STOCKS--56.2%
 AEROSPACE/DEFENSE--2.0%
  25,100 Lockheed Martin Corp.         $     2,673,150
------------------------------------------------------
 AIRLINES--2.4%
  16,100 AMR Corp.*                          1,731,756
  39,000 Continental Airlines, Inc.*         1,462,500
------------------------------------------------------
                                             3,194,256
------------------------------------------------------
 APPLIANCE MANUFACTURER--2.1%
  73,000 Sunbeam Corp.                       2,856,125
------------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--2.6%
  71,700 Lear Corp.*                         3,432,638
------------------------------------------------------
 AUTO/VEHICLE--1.6%
  51,600 Ford Motor Co.                      2,109,150
------------------------------------------------------
 BANKS--5.2%
  20,600 BankAmerica Corp.                   1,555,300
  20,700 Chase Manhattan Corp.               2,350,744
  12,500 Fleet Financial Group, Inc.           848,438
   9,000 NationsBank Corp.                     640,688
  13,400 Republic of New York Corp.          1,547,700
------------------------------------------------------
                                             6,942,870
------------------------------------------------------
 BUILDING MATERIALS & CONSTRUCTION--0.8%
  32,300 Owens Illinois Corp.*               1,114,350
------------------------------------------------------
 CHEMICAL PRODUCTS--1.6%
  31,200 Union Carbide Corp.                 1,727,700
  22,200 Geon Co.                              427,350
------------------------------------------------------
                                             2,155,050
------------------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--0.5%
  19,600 MCI Communications, Inc.              692,125
------------------------------------------------------
 DATACOM EQUIPMENT--1.2%
  51,300 Bay Networks, Inc.*                 1,564,650
------------------------------------------------------
 DEFENSE--1.0%
  17,300 McDonnell Douglas Corp.             1,323,450
------------------------------------------------------
 ELECTRIC UTILITIES--2.8%
  41,200 Long Island Lighting Co.            1,011,975
 120,600 Unicom Corp.                        2,736,113
------------------------------------------------------
                                             3,748,088
------------------------------------------------------

 Shares  Description                      Value
--------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERTAINMENT AND LEISURE--0.8%
  26,100 Royal Caribbean Cruise Lines   $1,035,844
--------------------------------------------------
 FOREST PRODUCTS--2.5%
  18,600 Georgia Pacific Corp.           1,756,538
  90,500 Stone Container Corp.*          1,504,563
--------------------------------------------------
                                         3,261,101
--------------------------------------------------
 HEALTHCARE MANAGEMENT--6.3%
  24,200 Aetna Inc.                      2,757,288
  54,200 Columbia HCA Healthcare         1,747,950
  46,000 Foundation Health Systems*      1,489,250
  79,400 Tenet Healthcare Corp.*         2,377,038
--------------------------------------------------
                                         8,371,526
--------------------------------------------------
 HOME BUILDERS--2.4%
  22,600 Centex Corp.                    1,259,950
  51,000 Lennar Corp.                    1,899,750
--------------------------------------------------
                                         3,159,700
--------------------------------------------------
 INSURANCE BROKERS--0.3%
   4,200 Loews Corp.                       454,125
--------------------------------------------------
 INSURANCE-LIFE--2.0%
  13,300 Cigna Corp.                     2,653,350
--------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--0.3%
   9,200 Allmerica Financial Corp.         407,100
--------------------------------------------------
 INTEGRATED OIL--1.7%
  15,600 Atlantic Richfield Co.          1,167,075
   9,900 Texaco, Inc.                    1,149,019
--------------------------------------------------
                                         2,316,094
--------------------------------------------------
 LOGISTICS/RAIL--0.7%
  29,200 Canadian Pacific Ltd.             881,475
--------------------------------------------------
 OIL REFINING & MARKETING--2.0%
  85,600 Tosco Corp.                     2,680,350
--------------------------------------------------
 PERSONAL COMPUTERS-PERIPHERALS--2.1%
  94,600 Quantum Corp*                   2,749,313
--------------------------------------------------
 SECURITY AND COMMODITY BROKERS, DEALERS AND
 SERVICES--1.8%
  47,000 Morgan Stanley Dean Witter      2,458,688
--------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


 Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SEMICONDUCTORS--1.8%
  36,800 Avnet, Inc.                     $  2,421,900
-----------------------------------------------------
 STEEL--1.0%
  29,800 AK Steel Holding Corp.             1,367,075
-----------------------------------------------------
 SUPERMARKETS--2.1%
  70,300 Fleming Companies, Inc.            1,120,406
  41,200 Supervalu, Inc.                    1,668,600
-----------------------------------------------------
                                            2,789,006
-----------------------------------------------------
 TEXTILES--1.3%
  65,000 Fruit of the Loom, Inc.*           1,779,375
-----------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--1.6%
  33,500 Goodyear Tire & Rubber Co.         2,162,844
-----------------------------------------------------
 TOBACCO--0.8%
  24,800 Philip Morris Companies, Inc.      1,119,100
-----------------------------------------------------
 TRANSPORTATION-MISCELLANEOUS--0.9%
  33,400 CNF Transportation Inc.            1,164,825
-----------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $58,220,390)                     $ 75,038,693
-----------------------------------------------------
 PREFERRED STOCKS--0.2%
 ENTERTAINMENT AND LEISURE--0.2%
   3,000 Royal Caribbean Cruise Lines*   $    204,000
-----------------------------------------------------
 MEDIA/ENTERTAINMENT--0.0%
      69 Time Warner, Inc.                     78,853
-----------------------------------------------------
 TOTAL PREFERRED STOCKS
  (COST $210,450)                        $    282,853

--------------------------------------------------------------------------------------------------
 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.0%
Airplanes Pass Through Trust Series 1, Class C
 $  100,000               8.15%                        03/15/19                       $    106,351
Asset Securitization Corp., Series 1996, Class A1
    250,000               6.88                         11/13/26                            256,758
Case Equipment Loan Trust, Series 1995-A, Class A
     51,206               7.30                         03/15/02                             51,581
Chemical Bank Master Credit Card Trust, Series 1995-2, Class A
    140,000               6.23                         06/15/06                            140,612

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
Chevy Chase Auto Receivables Trust, Series 1995-2, Class A
$    55,501               5.80%                        06/15/02                       $     55,449
Discover Card Master Trust 1994-2, Class A
     70,000               6.03                         10/06/04                             70,568
Discover Card Master Trust 1996-4, Class A
    740,000               6.05                         10/16/13                            749,479
Discover Card Master Trust 1996-4, Class B
    420,000               6.23                         10/16/13                            421,575
DVI Equipment Lease
    391,239               6.55                         07/10/04                            393,136
Fasco Auto Trust, Series 1996-1, Class A
    211,701               6.65                         11/15/01                            215,935
Fingerhut Master Trust, Series 1996-1, Class A
    200,000               6.45                         02/20/02                            201,686
First USA Credit Card Master Trust
    350,000               5.77                         04/17/00                            350,000
JP Morgan Commercial Mortgage Finance Corp., Series 1997-C4
    400,000               7.32                         12/26/28                            416,562
MBNA Credit Card Master Trust
  1,050,000               5.94                         04/15/09                          1,046,388
Mid-State Trust, Series 4, Class A
    898,191               8.33                         04/01/30                            982,558
Morgan Stanley Capital Commercial Mortgage, Inc., Series 1997-C1
    400,000               7.46                         05/15/06                            417,422
Mortgage Capital Funding Inc., Series 1997, Class A3
    500,000               7.29                         03/20/07                            522,895
Navistar Financial Trust, Series 1995-A, Class A2
     97,049               6.55                         11/20/01                             97,656
Navistar Financial Trust, Series 1995-B, Class A3
     96,077               6.05                         04/15/02                             96,256
PXRE Capital Trust I
     65,000               8.85                         02/01/27                             70,185
Sears Credit Account Master Trust, Series 1995-2, Class A
    700,000               8.10                         06/15/04                            728,217
Sears Credit Card Master Trust, Series 1995-3, Class A
     70,000               7.00                         10/15/04                             71,640
Standard Credit Card Master Trust, Series 1994-4, Class A
    110,000               8.25                         11/07/03                            118,077

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
Standard Credit Card Master Trust, Series 1995-1, Class A
$   360,000               8.25%                        01/07/07                       $    395,773
--------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
 (COST $7,865,244)                                                                    $  7,976,759
--------------------------------------------------------------------------------------------------
CORPORATE BONDS--10.1%
FINANCE BONDS--3.7%
Asia Pulp and Paper International Finance Co.
$   250,000               8.30%                        06/28/99                       $    249,373
    100,000              10.25                         10/01/00                            103,678
BankAmerica Corp.
  1,000,000               7.75                         07/15/02                          1,058,620
Capital One Bank
    150,000               6.90                         04/15/99                            151,664
    290,000               6.88                         04/24/00                            294,539
    900,000               6.60                         08/20/01                            898,083
Conseco, Inc.
    160,000              10.50                         12/15/04                            192,754
Conseco Finance
    200,000               8.70                         11/15/26                            215,468
Continental Bank
    100,000              12.50                         04/01/01                            119,738
Countrywide Funding Corp.
    150,000               8.00                         12/15/26                            159,333
    100,000               6.08                         07/14/99                            100,009
    200,000               7.73                         08/09/01                            209,930
Edison Mission Energy Funding Corp.
     94,758               6.77                         09/15/03                             95,689
Fleet Mortgage Group, Inc.
    250,000               6.50                         06/15/00                            252,110
Golden West Financial Corp.
    200,000              10.25                         12/01/00                            223,420
Meditrust, Inc.
    120,000               7.82                         09/10/26                            129,162
Signet Banking Corp.
    500,000               9.63                         06/01/99                            528,390
Washington Real Estate
     55,000               7.13                         08/13/03                             56,170
--------------------------------------------------------------------------------------------------
TOTAL FINANCE BONDS
 (COST $4,993,688)                                                                    $  5,038,130
--------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL BONDS--5.9%
360 Communications Co.
$   255,000               7.13%                        03/01/03                       $    260,138
Auburn Hills Trust
     50,000              12.00                         05/01/20                             78,081
Blockbuster Entertainment
     50,000               6.63                         02/15/98                             50,072
Chelsea GCA Realty
    226,000               7.75                         01/26/01                            233,024
Chrysler Corp.
     60,000               7.45                         02/01/97                             62,490
Ford Motor Credit Co.
     40,000               8.38                         01/15/00                             42,050
General Motors Acceptance Corp.
    170,000               7.13                         05/10/00                            174,072
    210,000               5.63                         02/05/01                            205,945
H + T Master Trust
    220,000               8.18                         08/15/02                            220,000
Health & Retirement
    250,000               6.20                         07/09/07                            250,000
Hertz Corp.
    305,000               6.00                         01/15/03                            298,845
K Mart Corp.
     40,000               9.55                         06/30/98                             40,570
     40,000               9.60                         09/15/98                             40,500
Loewen Group International
    200,000               7.75                         10/15/01                            203,500
Northwest Airlines
    216,108               8.97                         01/02/15                            233,327
NWA Trust, Series A
     66,300               8.26                         03/10/06                             71,090
NWCG Holding Corp.
    450,000               6.81                         06/15/99                            400,721
Oryx Energy Co.
    245,000               9.50                         11/01/99                            258,928
Owens-Illinois, Inc.
     45,000              10.00                         08/01/02                             47,475
RJR Nabisco, Inc.
    240,000               8.63                         12/01/02                            253,406
    135,000               8.00                         07/15/01                            138,803
Rogers Cablesystems, Inc.
    115,000               9.63                         08/01/02                            123,625

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL BONDS (CONTINUED)
Taubman Realty Group, Inc.
$   230,000               8.00%                        07/30/01                       $    241,155
TCI Communications, Inc.
     20,000               6.82                         09/15/10                             20,043
Tele-Communications, Inc.
    805,000               6.28                         09/15/03                            804,598
    125,000               9.65                         10/01/03                            134,944
Tenet Healthcare Corp.
     60,000               9.63                         09/01/02                             66,150
Time Warner, Inc.
    375,000               7.45                         02/01/98                            377,149
    750,000               7.95                         02/01/00                            777,878
    250,000               7.98                         08/15/04                            265,603
    445,000               9.63                         05/01/02                            501,092
Tosco Corp.
    110,000               7.00                         07/15/00                            112,069
U.S. Home Corp.
    170,000               7.95                         03/01/01                            169,575
US Air Inc.
    327,134               8.93                         04/15/08                            366,184
USI American Holdings
     60,000               7.25                         12/01/06                             60,838
Viacom International
     95,000              10.25                         09/15/01                            104,025
    160,000               9.13                         08/15/99                            163,800
--------------------------------------------------------------------------------------------------
TOTAL INDUSTRIAL BONDS
 (COST $7,707,711)                                                                    $  7,851,765
--------------------------------------------------------------------------------------------------
UTILITY BONDS--0.4%
Arkla, Inc.
$   250,000               9.20%                        12/18/97                       $    252,398
Central Maine Power Co.
    100,000               7.38                         01/01/99                            101,742
    160,000               7.45                         08/30/99                            161,925
--------------------------------------------------------------------------------------------------
TOTAL UTILITY BONDS
 (COST $521,661)                                                                      $    516,065
--------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (COST $13,223,060)                                                                   $ 13,405,960
--------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
EMERGING MARKET DEBT--3.0%
Argentina Bocon
$   124,502               5.70%                        04/01/01                       $    120,232
Argentina Bontes
     10,000               8.00                         12/13/98                             10,115
     50,000               8.75                         05/09/02                             50,950
Asia Pulp and Paper International Finance Co.
     40,000              10.25                         10/01/00                             41,200
Banco Nacional de Obras
     20,000               9.63                         11/15/03                             21,383
Banco de Colombia
     30,000               8.63                         06/02/00                             31,354
BCO de Colombia
    110,000               8.63                         06/02/00                            114,963
Bridas Corp.
     90,000              12.50                         11/15/99                             99,788
     60,000               9.50                         06/17/99                             61,061
Cemex S.A.
     50,000              12.75                         07/15/06                             59,948
Cemex S.A. + Tolmex
     20,000              10.00                         11/05/99                             20,926
City of Moscow
    120,000               9.50                         05/31/00                            122,400
Comision Federal Electric
    360,000               8.00                         08/04/97                            360,011
Corp. Andina de Fomento
    100,000               7.25                         04/30/98                            100,898
     80,000               8.38                         07/29/01                             83,215
DGS International Finance
    100,000              10.00                         06/01/07                            106,200
Emp Ica Soc Contro
    110,000               9.75                         02/11/98                            111,430
Empresa Col Petroleos
     80,000               7.25                         07/08/98                             80,729
Financiera Energy Nacional
    220,000               9.38                         06/15/06                            263,822
    230,000               5.88                         02/17/98                            228,445
    200,000               8.46                         06/19/98                            202,590
Groupo Iusacell
     80,000              10.00                         07/15/04                             80,870
Grupo Industrial Durango
     90,000              12.00                         07/15/01                             99,675
     30,000              12.63                         08/01/03                             34,418

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity
  Amount                 Rate                         Date                             Value
------------------------------------------------------------------------------------------------
EMERGING MARKET DEBT (CONTINUED)
Guangdong Enterprises
$   100,000              8.88%                      05/22/07                        $    105,562
Inst Fomento Industrial
    210,000              8.38                       07/29/01                             218,440
Poland Communications, Inc.
     90,000              9.88                       11/01/03                              91,532
Republic of Argentina
     51,000              8.63                       04/04/98                              51,401
     63,000              8.63                       04/06/98                              63,496
Republic of Croatia
     80,000              7.00                       02/27/02                              79,477
Republic of Panama
    446,158              7.03                       05/10/02                             446,171
Russian Federation
     80,000             10.00                       06/26/07                              81,231
Sampoerna International Finance Co.
    110,000              8.38                       06/15/06                             114,256
Trikem SA
    100,000             10.63                       07/24/07                             101,241
YPF Sociedad Anonima
    103,577              7.50                       10/26/02                             106,125
------------------------------------------------------------------------------------------------
TOTAL EMERGING MARKET DEBT
 (COST $3,890,452)                                                                  $  3,965,555
------------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS--13.7%
Asset Securitization Corp.
$   450,000              7.49%                      04/14/27                        $    479,444
Collateralized Mortgage Obligation Trust Series 64, Class Z
    457,920              9.00                       11/20/20                             513,905
Federal Home Loan Mortgage Corp.(FHLMC)
  1,000,000              7.50                       TBA-15yr(a)                        2,009,430
  1,000,000              6.35                       03/25/18                           1,000,310
Federal National Mortgage Association (FNMA)
  1,000,000              6.50                       TBA-30yr(a)                        1,000,930
  1,000,000              7.50                       TBA-30yr(a)                        1,016,250
  4,000,000              7.00                       TBA-30yr(a)                        3,993,720
  1,000,000              8.50                       TBA-30yr(a)                        1,041,870
  1,000,000              6.55                       10/25/20                           1,003,430
    279,391              6.50                       09/01/25                             273,630
    329,685              6.50                       10/01/25                             322,887
    383,168              6.50                       11/01/25                             376,462

  Principal             Interest                    Maturity
   Amount                 Rate                        Date                          Value
---------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS (CONTINUED)
First Union 1997C1 A2
  $   300,000             7.30%                    04/18/29                      $    313,887
Government National Mortgage Association (GNMA)
    3,000,000             8.00                     TBA-30yr(a)                      3,097,500
      953,398             7.00                     07/15/23                           958,165
      896,622             7.50                     05/15/23                           915,389
---------------------------------------------------------------------------------------------
TOTAL MORTGAGE BACKED OBLIGATIONS
 (COST $18,087,031)                                                              $ 18,317,209
---------------------------------------------------------------------------------------------
SOVEREIGN CREDIT--0.8%
Province of Quebec
$     200,000            13.25%                    09/15/14                      $    235,528
Republic of Colombia
      160,000             7.13                     05/11/98                           160,946
Republic of Croatia
      100,000             7.00                     02/27/02                           100,554
State of Israel
      190,000             6.38                     12/15/05                           184,399
United Mexican States
      190,000             7.88                     08/06/01                           191,849
Republic of Argentina
JPY20,000,000             8.77                     09/06/00                           180,279
---------------------------------------------------------------------------------------------
TOTAL SOVEREIGN CREDIT
 (COST $1,051,516)                                                               $  1,053,555
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--6.8%
United States Treasury Bonds
$     470,000            12.00%                    08/15/13(d)                   $    685,246
      250,000             8.88                     08/15/17                           320,548
    1,760,000             8.75                     05/15/20(d)                      2,256,654
      170,000             7.88                     02/15/21                           200,573
      280,000             7.63                     02/15/25                           325,674
United States Treasury Notes
      450,000             6.88                     08/31/99(d)                        459,914
      180,000             7.88                     11/15/04(d)                        199,715
    1,250,000             6.13                     07/31/00(d)                      1,260,938
      800,000             5.63                     11/30/00                           795,248

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                       Maturity
  Amount                 Rate                           Date                          Value
-----------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
United States Treasury Principal Only Stripped Securities(b)
$    80,000              5.75%                        08/15/99                     $     71,279
  2,520,000              6.11                         05/15/05                        1,578,805
  1,990,000              6.52                         05/15/20                          461,700
  2,290,000              6.52                         08/15/20                          522,830
-----------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $8,747,169)                                                                 $  9,139,124
-----------------------------------------------------------------------------------------------
YANKEE BONDS--0.1%
Korea Electric Power
$    92,815              7.40%                        04/01/16                     $     98,403
-----------------------------------------------------------------------------------------------
TOTAL YANKEE BONDS
 (COST $89,749)                                                                    $     98,403
-----------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.1%
Argentina Treasury Bill
$    80,000              6.17%(b)                     10/17/97                     $     79,721
Republic of Argentina
     90,000              5.36(b)                      08/15/97                           89,933
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
 (COST $168,673)                                                                   $    169,654
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--12.1%
Joint Repurchase Agreement Account(d)
$16,200,000              5.84%                        08/01/97                     $ 16,200,000
-----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
 (COST $16,200,000)                                                                $ 16,200,000
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
 (COST $127,753,734)(C)                                                            $145,647,765
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
Gross unrealized gain for investments in which
 value exceeds cost                                                                      $18,844,921
Gross unrealized loss for investments in which
 cost exceeds value                                                                         (965,456)
-----------------------------------------------------------------------------------------------------
Net unrealized gain                                                                      $17,879,465
-----------------------------------------------------------------------------------------------------

Futures contracts open at July 31, 1997 are as follows:

                            Number of
                            Contracts Settlement Unrealized
           Type              Long(e)    Month       Gain
--------------------------  --------- ---------- ----------
                                      September
2-Year U.S. Treasury Note       10    1997        $ 19,375
                                      September
5-Year U.S. Treasury Note        6    1997          13,874
                                      September
10-Year U.S. Treasury Bond      13    1997          32,158
                                      September
30-Year U.S. Treasury Bond      12    1997          67,689
                                                  --------
                                                  $133,096
-----------------------------------------------------------

* Non-income producing security.
(a) TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally + /-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(b) The interest rate disclosed for these securities represents effective yields to maturity.
(c) The aggregate cost for federal income tax purposes is $127,768,300.
(d) Portions of these securities are being segregated as collateral for futures contracts, TBA securities and mortgage dollar rolls.
(e) Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 5-Year U.S. Treasury Note, 10-Year and 30-Year Treasury Bond represents $100,000 in notional par value. The total net notional amount and market value at risk are $5,100,000 and $5,567,000, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs CORE U.S. Equity Fund is designed to provide investors with a broadly diversified portfolio that can be used as a core holding within an overall investment program. The fund's investment objective is to provide investors with long-term growth of capital and dividend income through investment in a broadly diversified portfolio of large-cap and blue-chip equity securities representing all major sectors of the U.S. economy. The fund's mandate is to remain fully invested while maintaining risk, style, capitalization and industry characteristics similar to the aggregate U.S. stock market as represented by the S&P 500 stock index. Therefore, the fund's performance relative to the market should result almost exclusively from stock selection within sectors. We believe the fund offers investors an attractive combination of value and growth, while seeking not to assume more risk than the broad market.
  The fund employs a disciplined approach that combines fundamental investment research provided by the Goldman Sachs Global Investment Research Department with quantitative analysis generated by a proprietary multifactor model developed by the Asset Management Division. The model evaluates each stock using many different criteria including valuation, momentum and safety. It also objectively analyzes the impact of current economic conditions on different types of stocks. Those stocks ranked highly by both the multifactor model and by Goldman Sachs research are considered for the fund's portfolio.

NAME CHANGE
  The name of the Goldman Sachs Select Equity Fund was changed in May to the Goldman Sachs CORE U.S. Equity Fund. CORE stands for "Computer-Optimized, Research-Enhanced," which, compared with its previous name, better describes our strategy of using quantitative and fundamental research to pick stocks for a diversified and risk-controlled portfolio. The fund's investment focus and process remain the same.

PERFORMANCE REVIEW: SUCCESSFUL STOCK SELECTION DROVE THE FUND'S PERFORMANCE

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                                 FUND TOTAL RETURN
                                   (BASED ON NET                                   S&P 500
                                   ASSET VALUE)                                  TOTAL RETURN
                                 -----------------                               ------------
  Class A*                            22.08%                                        22.55%
  Class B*                            21.74%                                        22.55%
  Institutional*                      22.48%                                        22.55%
  Service*                            22.17%                                        22.55%

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  We are pleased to report that the fund fared well compared with its peers. For the five-year period ended July 31, 1997, the fund's Class A shares were rated "four stars" (in a universe of 1,146 domestic equity funds) by Morningstar, Inc., an independent mutual fund rating agency./1/
  In addition, the fund's Institutional shares ranked within the top quartile of the Lipper growth fund category (172 of 764) for the 12-month period ended July 31, 1997, according to Lipper Analytical Services, Inc.
--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 7/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The fund's Class A shares received four stars and were rated among 2,040 domestic equity funds for the three-year period. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B, Institutional and Service shares have not been rated. Class B, Institutional and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
(Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.) Class A, B and Service shares also fared well, and they all ranked within the top third of the Lipper growth fund category. (Class A, B and Service shares ranked 211, 240 and 197, respectively, out of 764 growth funds.)
  Successful stock selection drove the fund's performance during the period. During the first half of the period, the fund particularly benefited from the direction set by our proprietary mutifactor model. Of the three investment themes considered by the model--value, momentum, and safety--the portfolio had an above-average tilt toward safety. This strategy worked in the fund's favor as defensive value stocks generally outperformed volatile growth stocks beyond the largest capitalization tier of the S&P 500. In addition, the qualitative stock recommendations produced by the Goldman Sachs Global Investment Research Department achieved strong results during the second quarter.
  The fund's best performers came from a wide range of sectors, including technology (MICROSOFT CORP., INTERNATIONAL BUSINESS MACHINES INC.), electrical equipment (GENERAL ELECTRIC CO.), retailing (DAYTON HUDSON CORP.) and machinery (CATERPILLAR, INC.).

PORTFOLIO COMPOSITION: THE FUND FAVORED DEFENSIVE, VALUE STOCKS
  In general, the fund's sector exposures approximated that of the S&P 500 stock index, although its current tilt toward defensive, value stocks resulted in a slight overweighting in "cheap" sectors (e.g., consumer durables) and less volatile sectors (e.g., utilities and energy) and a slight underweighting in "pricey" sectors (e.g., consumer nondurables) and cyclical sectors (e.g., basic industries). These differences, as shown in Table II, stemmed from the fund's bottom-up stock selection process, not from an economic forecast for specific sectors.
  The fund's valuation characteristics were slightly more attractive than those of the benchmark. For example, the fund had a lower price/earnings ratio based on 1997 estimated earnings than the S&P 500 (18.7x versus 20.8x) and a lower price/book ratio (3.8x versus 4.0x). In other respects, the fund maintained growth and risk characteristics in line with the S&P 500.

TABLE I
 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                       PERCENTAGE
                                        OF TOTAL
  COMPANY           LINE OF BUSINESS   NET ASSETS
  -------           ----------------   ----------
  General Electric
   Co.              Electronics           4.2%
  Exxon Corp.       Petroleum and         2.8
                     Natural Gas
  Intel Corp.       Semiconductors and    2.2
                     Electronics
  Microsoft Corp.   Computer Software     1.8
  Coca Cola Co.     Beverages             1.7
  General Motors    Automobile            1.7
   Corp.             Manufacturer
  Merck & Co.,
   Inc.             Pharmaceuticals       1.6
  GTE Corporation   Telecommunications    1.6
  Mobil             Petroleum and         1.5
   Corporation       Natural Gas
  Bristol-Myers
   Squibb Co.       Pharmaceuticals       1.5

TABLE II
 SECTOR BREAKOUT AS OF JULY 31, 1997

                     PERCENTAGE OF PERCENTAGE OF
  INDUSTRY SECTORS     PORTFOLIO   S&P 500 INDEX DIFFERENCE
  ----------------   ------------- ------------- ----------
  Capital Spending       17.8%         18.6%        -0.8%
  Consumer               17.5          19.9         -2.4
   Nondurables
  Finance                15.9          17.1         -1.2
  Consumer
   Services              10.9          11.7         -0.8
  Utilities               9.3           8.5          0.8
  Energy                  9.1           8.1          1.0
  Basic Industry          5.9           6.9         -1.0
  Miscellaneous           4.5           5.5         -1.0
  Consumer
   Durables               4.2           2.4          1.8
  Cash (Equitized         3.0           0.0          3.0
   with S&P 500
   futures)
  Transportation          1.9           1.3          0.6

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

OUTLOOK
  We intend to maintain a balanced approach by considering each of our investment themes (value, momentum and safety) when making investment decisions. In the near term, however, recent cautionary signals--such as increasing stock market volatility and record-low dividend yields--have led us to adopt a more defensive posture. As a result, we are focusing primarily on low-risk stocks with attractive valuations, while slightly reducing our weight on momentum.

/s/ Robert C. Jones
Robert C. Jones
Senior Portfolio Manager,
Quantitative Equity


/s/ Kent A. Clark
Kent A. Clark
Portfolio Manager,
Quantitative Equity

/s/ Victor H. Pinter
Victor H. Pinter
Portfolio Manager,
Quantitative Equity

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                    Value
-----------------------------------------------------
 COMMON STOCKS--96.6%
 ADVERTISING--0.3%
      27,400 Omnicom Group               $  1,912,863
-----------------------------------------------------
 AEROSPACE--0.7%
      42,600 United Technologies Corp.      3,602,363
-----------------------------------------------------
 AGRICULTURE/HEAVY EQUIPMENT--1.2%
      24,500 Case Corp.                     1,529,719
      43,100 Conagra, Inc.                  3,030,469
      47,800 Tenneco, Inc.                  2,228,675
-----------------------------------------------------
                                            6,788,863
-----------------------------------------------------
 AIRLINES--1.1%
      23,400 AMR Corp.*                     2,516,963
      36,600 Delta Air Lines, Inc.          3,252,825
-----------------------------------------------------
                                            5,769,788
-----------------------------------------------------
 APPLIANCE MANUFACTURER--0.5%
      76,500 Sunbeam Corp.                  2,993,063
-----------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--0.3%
      22,600 Cummins Engine, Inc.           1,774,100
-----------------------------------------------------
 AUTO/VEHICLE--2.5%
     112,900 Ford Motor Co.                 4,614,788
     150,400 General Motors Corp.           9,306,000
-----------------------------------------------------
                                           13,920,788
-----------------------------------------------------
 AUTOMOBILES & AUTOMOBILE PARTS--0.3%
      42,500 Genuine Parts Co.              1,386,563
-----------------------------------------------------
 BANK HOLDING COMPANIES--0.4%
      25,400 Comerica, Inc.                 1,920,875
-----------------------------------------------------
 BANKS--4.8%
      32,750 Banc One Corp.                 1,838,094
      46,900 Bank of New York, Inc.         2,277,581
      41,500 Chase Manhattan Corp.          4,712,844
      25,200 Citicorp.                      3,420,900
      27,800 First Bank System, Inc.        2,474,200
      33,600 First Chicago Corp.            2,549,400
      94,600 NationsBank Corp.              6,734,338
      10,000 Wells Fargo & Company          2,749,375
-----------------------------------------------------
                                           26,756,732
-----------------------------------------------------

   Shares    Description                          Value
-----------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 BEVERAGES--2.5%
     135,800 Coca Cola Co.                     $  9,404,150
     112,700 Pepsico, Inc.                        4,317,819
-----------------------------------------------------------
                                                 13,721,969
-----------------------------------------------------------
 BIOTECHNOLOGY--0.2%
      14,700 Amgen, Inc.*                           864,544
-----------------------------------------------------------
 BUILDING MATERIALS--0.3%
      38,000 USG Corp.*                           1,786,000
-----------------------------------------------------------
 BUSINESS SERVICES--0.5%
      53,500 Automatic Data Processing, Inc.      2,648,250
-----------------------------------------------------------
 CHEMICAL PRODUCTS--0.7%
      40,300 Du Pont (E.I.) de Nemours & Co.      2,697,581
      44,500 IMC Global, Inc.                     1,404,531
-----------------------------------------------------------
                                                  4,102,112
-----------------------------------------------------------
 CHEMICALS-COMMODITY--1.4%
      44,900 Dow Chemicals Co.                    4,265,500
      67,300 Monsanto Co.                         3,352,381
-----------------------------------------------------------
                                                  7,617,881
-----------------------------------------------------------
 COMMERCIAL SERVICES--0.3%
      31,800 Interim Services, Inc.*              1,448,888
-----------------------------------------------------------
 COMMUNICATIONS SERVICES COMPANIES--0.4%
      73,800 Airtouch Communications, Inc.*       2,430,788
-----------------------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--3.6%
      52,400 Ameritech Corp.                      3,533,725
      48,500 Bellsouth Corp.                      2,297,688
     185,100 GTE Corp.                            8,607,150
      49,900 Sprint Corp.                         2,470,050
      87,200 Worldcom, Inc.*                      3,046,550
-----------------------------------------------------------
                                                 19,955,163
-----------------------------------------------------------
 CONSUMER GOODS--0.5%
      42,000 Nike, Inc.                           2,617,125
-----------------------------------------------------------
 CONSUMER STAPLES--1.7%
      50,500 American Home Products Corp.         4,163,094
      32,600 Procter & Gamble Co.                 4,959,275
-----------------------------------------------------------
                                                  9,122,369
-----------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 DEFENSE--1.7%
      75,000 Boeing Co.                           $  4,410,938
      36,200 Textron, Inc.                           2,536,263
      36,000 TRW, Inc.                               2,106,000
--------------------------------------------------------------
                                                     9,053,201
--------------------------------------------------------------
 DEPARTMENT STORES--3.6%
     105,300 Dayton Hudson Corp.                     6,805,013
      37,100 Federated Department Stores, Inc.*      1,625,444
      27,300 Fred Meyer, Inc.*                       1,564,631
      64,200 Sears Roebuck & Co.                     4,064,663
     150,700 Walmart Stores, Inc.                    5,660,669
--------------------------------------------------------------
                                                    19,720,420
--------------------------------------------------------------
 DIVERSIFIED MANUFACTURING--0.6%
      36,900 Allied Signal, Inc.                     3,404,025
--------------------------------------------------------------
 ELECTRIC UTILITIES--2.6%
      74,600 Duke Power Co.                          3,781,288
     125,800 Edison International, Inc.              3,176,450
      21,300 Empresa Nacional de Electric ADR        1,797,188
      42,900 Teco Energy, Inc.                       1,088,588
      90,700 Texas Utilities Co.                     3,214,181
      57,600 Unicom Corp.                            1,306,800
--------------------------------------------------------------
                                                    14,364,495
--------------------------------------------------------------
 ELECTRICAL--0.3%
      51,200 Cinergy Corp.                           1,721,600
--------------------------------------------------------------
 ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--4.6%
      37,300 Emerson Electric Co.                    2,200,700
     327,000 General Electric Co.                   22,951,313
--------------------------------------------------------------
                                                    25,152,013
--------------------------------------------------------------
 ENTERPRISE SYSTEMS--3.2%
      76,000 Compaq Computer Corp.*                  4,341,500
      63,700 Hewlett Packard Co.                     4,462,981
      65,300 International Business Machines         6,905,475
      49,900 Sun Microsystems, Inc.*                 2,279,806
--------------------------------------------------------------
                                                    17,989,762
--------------------------------------------------------------

   Shares    Description                                Value
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERTAINMENT AND LEISURE--0.8%
      53,642 Walt Disney, Co.                        $  4,334,944
-----------------------------------------------------------------
 FINANCIAL SERVICES--4.0%
      25,700 American Express Co.                       2,152,375
      33,000 American Financial Group                   1,575,750
      90,700 BankAmerica Corp.                          6,847,850
      91,700 Federal National Mortgage Association      4,338,556
      76,600 Providian Financial Corp.                  3,001,763
      60,033 Travelers Group, Inc.                      4,318,624
-----------------------------------------------------------------
                                                       22,234,918
-----------------------------------------------------------------
 FOOD--0.7%
      35,100 Interstate Bakeries Corp.                  2,141,100
       7,800 Unilever, Inc.                             1,700,400
-----------------------------------------------------------------
                                                        3,841,500
-----------------------------------------------------------------
 FOOD PRODUCERS--0.6%
      33,500 Dean Foods Co.                             1,614,281
      16,000 Ralston Purina Co.                         1,444,000
-----------------------------------------------------------------
                                                        3,058,281
-----------------------------------------------------------------
 FOREST PRODUCTS--1.4%
      80,000 Avery Dennison Corp.                       3,530,000
      28,000 Georgia Pacific Corp.                      2,644,250
      26,600 Kimberly Clark Corp.                       1,348,288
-----------------------------------------------------------------
                                                        7,522,538
-----------------------------------------------------------------
 GAS DISTRIBUTION & PIPELINE--0.6%
      45,100 Columbia Gas Systems, Inc.                 3,100,625
-----------------------------------------------------------------
 GROCERY PRODUCTS--0.4%
      97,500 IBP, Inc.                                  2,218,125
-----------------------------------------------------------------
 HEALTH & MEDICAL SERVICES--2.0%
      62,800 Abbott Laboratories                        4,109,475
      85,400 Johnson & Johnson                          5,321,488
      28,900 Lincare Holdings, Inc.*                    1,416,100
-----------------------------------------------------------------
                                                       10,847,063
-----------------------------------------------------------------
 HEALTH SUPPLIERS/SERVICES--0.2%
      31,900 Alberto Culver Co. Class B                   895,194
-----------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 HEALTHCARE MANAGEMENT--0.8%
      62,600 Columbia HCA Healthcare              $  2,018,850
      51,800 Wellpoint Health Networks*              2,551,150
--------------------------------------------------------------
                                                     4,570,000
--------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.1%
      58,800 Gillette Co.                            5,821,200
--------------------------------------------------------------
 INDUSTRIAL--0.7%
      61,400 Corning, Inc.                           3,795,288
--------------------------------------------------------------
 INDUSTRIAL MACHINERY--0.7%
      70,800 Caterpillar, Inc.                       3,964,800
--------------------------------------------------------------
 INFORMATION MANAGEMENT--0.9%
     189,700 Dun & Bradstreet Corp.                  5,121,900
--------------------------------------------------------------
 INSURANCE--0.3%
      12,900 MBIA, Inc.                              1,522,200
--------------------------------------------------------------
 INSURANCE SERVICES--0.3%
      35,600 Protective Life Corp.                   1,811,150
--------------------------------------------------------------
 INSURANCE SPECIALTY--0.3%
      40,900 Everest Reinsurance Holdings            1,584,875
--------------------------------------------------------------
 INSURANCE-LIFE--0.7%
      18,300 Cigna Corp.                             3,650,850
--------------------------------------------------------------
 INSURANCE-MULTI-LINE--0.3%
      22,654 Aegon N V Amer Reg                      1,718,872
--------------------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--1.4%
      25,356 Allstate Corp.                          2,003,124
      54,075 American International Group, Inc.      5,758,988
--------------------------------------------------------------
                                                     7,762,112
--------------------------------------------------------------
 INTEGRATED OIL--6.5%
      21,600 Amoco Corp.                             2,030,400
      41,800 Atlantic Richfield Co.                  3,127,163
     240,500 Exxon Corp.                            15,452,125
      82,200 Phillips Petroleum Co.                  3,786,338
     104,000 Royal Dutch Petroleum                   5,817,500
      27,200 Texaco, Inc.                            3,156,900
      55,000 Unocal Corp.                            2,200,000
--------------------------------------------------------------
                                                    35,570,426
--------------------------------------------------------------

   Shares    Description                        Value
---------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 INVESTMENT BROKERS & MANAGERS--1.1%
      49,200 Merrill Lynch Co.               $  3,465,525
      40,800 Salomon, Inc.                      2,588,250
---------------------------------------------------------
                                                6,053,775
---------------------------------------------------------
 LOGISTICS/RAIL--0.8%
      37,900 Norfolk Southern Corp.             4,197,425
---------------------------------------------------------
 MACHINERY AND EQUIPMENT--0.4%
      28,600 Ingersoll-Rand Co.                 1,946,588
---------------------------------------------------------
 MEDIA/ENTERTAINMENT--0.6%
      40,500 King World Productions, Inc.*      1,635,188
      52,600 Meredith Corp.                     1,456,363
---------------------------------------------------------
                                                3,091,551
---------------------------------------------------------
 MISCELLANEOUS MANUFACTURER--0.3%
      79,200 Coltec Industries, Inc.*           1,742,400
---------------------------------------------------------
 NONFERROUS METALS--0.6%
      47,200 Alumax, Inc.*                      2,000,100
      15,500 Phelps Dodge Corp.                 1,318,469
---------------------------------------------------------
                                                3,318,569
---------------------------------------------------------
 OFFICE & BUSINESS EQUIPMENT--0.9%
      42,000 Miller Herman, Inc.                2,084,250
      35,600 Xerox Corp.                        2,928,100
---------------------------------------------------------
                                                5,012,350
---------------------------------------------------------
 OIL & GAS--2.6%
      58,600 Ensco International, Inc.*         3,874,925
     106,700 Mobil Corp.                        8,162,550
      60,100 Rowan Companies, Inc.*             1,975,788
---------------------------------------------------------
                                               14,013,263
---------------------------------------------------------
 OIL & GAS EXPLORATION--0.5%
     101,900 Marine Drilling Companies*         2,528,394
---------------------------------------------------------
 PERSONAL COMPUTERS & PERIPHERALS--1.6%
      63,000 Creative Technology*               1,283,625
      29,700 Eastman Kodak Co.                  1,989,900
      74,400 Quantum Corp.*                     2,162,250
      90,200 Western Digital Corp.*             3,472,700
---------------------------------------------------------
                                                8,908,475
---------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 PHARMACEUTICALS--5.7%
     103,800 Bristol-Myers Squibb                 $  8,141,813
      18,200 Eli Lilly & Co.                         2,056,600
      43,900 Forest Laboratories, Inc.*              1,997,450
      84,000 Merck & Co., Inc.                       8,730,750
      56,000 Pfizer, Inc.                            3,339,000
      93,000 Schering Plough Corp.                   5,074,313
      13,500 Warner Lambert Co.                      1,885,781
--------------------------------------------------------------
                                                    31,225,707
--------------------------------------------------------------
 PRINTING--0.3%
      51,400 Lexmark International Group, Inc.*      1,673,713
--------------------------------------------------------------
 RESTAURANTS--0.3%
      28,000 McDonalds Corp.                         1,505,000
--------------------------------------------------------------
 RESTAURANTS & HOTELS--0.3%
      23,800 HFS, Inc.*                              1,386,350
--------------------------------------------------------------
 RETAIL--1.5%
      65,000 American Stores Co.                     1,641,250
      87,600 Best Buy Co., Inc.*                     1,138,800
      49,950 Home Depot, Inc.                        2,491,256
      44,800 Ross Stores, Inc.                       1,416,800
      58,400 TJX Companies, Inc.                     1,744,700
--------------------------------------------------------------
                                                     8,432,806
--------------------------------------------------------------
 RETAIL TRADE--0.4%
      47,100 Gap, Inc.                               2,093,006
--------------------------------------------------------------
 SAVINGS AND LOANS--0.6%
      60,600 HF Ahmanson & Co.                       3,223,163
--------------------------------------------------------------
 SECURITY--0.5%
      30,400 Tyco International Ltd.                 2,462,400
--------------------------------------------------------------
 SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES--0.1%
      13,800 Morgan Stanley Dean Witter                721,913
--------------------------------------------------------------
 SEMICONDUCTORS--3.9%
      32,800 Advanced Micro Devices, Inc.*           1,150,050
     132,400 Intel Corp.                            12,155,975
      33,700 Micron Technology, Inc.*                1,640,769
      58,400 Motorola, Inc.                          4,690,250

   Shares    Description                          Value
-----------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SEMICONDUCTORS (CONTINUED)
      48,100 National Semiconductor Corp.*     $  1,515,150
-----------------------------------------------------------
                                                 21,152,194
-----------------------------------------------------------
 SOFTWARE & SERVICES--2.0%
      68,700 Microsoft Corp.*                     9,721,050
      24,000 Oracle Corp.*                        1,306,500
-----------------------------------------------------------
                                                 11,027,550
-----------------------------------------------------------
 SPECIALTY RETAIL--0.3%
      34,700 Tiffany & Co.                        1,568,006
-----------------------------------------------------------
 SUPERMARKETS--0.6%
      58,567 Safeway, Inc.*                       3,140,655
-----------------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT--0.7%
      43,303 Lucent Technologies, Inc.            3,678,049
-----------------------------------------------------------
 TEXTILES--0.3%
      32,400 Sara Lee Corp.                       1,419,525
-----------------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--0.3%
      29,100 Goodyear Tire & Rubber Co.           1,878,769
-----------------------------------------------------------
 TOBACCO--1.9%
     176,500 Philip Morris Companies, Inc.        7,964,563
      75,300 RJR Nabisco, Inc.                    2,470,781
-----------------------------------------------------------
                                                 10,435,344
-----------------------------------------------------------
 TRANSPORTATION--0.4%
      52,400 Shell Transport & Trading PLC        2,338,350
-----------------------------------------------------------
 UTILITIES--1.6%
      38,200 Cia de Telecomunicaciones Chile      1,258,213
      94,900 Dominion Resources, Inc.             3,487,575
      42,100 DQE, Inc.                            1,328,781
      50,700 Telecom Argentina ADR                2,931,076
-----------------------------------------------------------
                                                  9,005,645
-----------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $364,176,160)                          $528,674,399
-----------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Principal
   Amount    Description                             Value
---------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS(B)--0.1%
 $   150,000 U.S. Treasury Bill
              4.81%, 08/28/97                     $    149,459
     145,000 U.S. Treasury Bill
              4.91%, 09/18/97                          144,926
      50,000 U.S. Treasury Bill
              4.93%, 09/18/97                           49,971
      65,000 U.S. Treasury Bill
              4.86%, 09/18/97                           64,780
     115,000 U.S. Treasury Bill
              5.03%, 9/18/97                           114,863
---------------------------------------------------------------
 TOTAL U.S. TREASURY OBLIGATIONS
  (COST $521,989)                                 $    523,999
---------------------------------------------------------------
 REPURCHASE AGREEMENT--2.4%
 $12,900,000 Joint Repurchase Agreement Account
              5.84%, 08/01/97(b)                  $ 12,900,000
---------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $12,900,000)                              $ 12,900,000
---------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $377,598,149)(A)                          $542,098,398
---------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which
  value exceeds cost                              $166,979,947
 Gross unrealized loss for investments in which
  cost exceeds value                                (2,842,693)
---------------------------------------------------------------
 Net unrealized gain                              $164,497,254
---------------------------------------------------------------

--------------------------------------------------------------------------------
Futures contracts open at July 31, 1997 are as follows:

                     Number of
                     Contracts Settlement Unrealized
       Type           Long(c)    Month       Gain
-------------------  --------- ---------- ----------
                               September
S&P 500 Stock Index      25    1997        364,677
----------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $377,601,144.
(b) Portion of this security is being segregated as collateral for futures contracts.
(c) Each S&P 500 Stock Index represents $50,000 in notional par value. The total net notional amount and market value at risk are $1,250,000 and $11,974,375, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  On behalf of Goldman Sachs, it is a pleasure to welcome you as a shareholder in the Goldman Sachs CORE Large Cap Growth Fund. In the future, we will be sending you annual and semiannual reports that describe the fund's performance, as well as information regarding specific holdings. This semiannual report covers the abbreviated period from May 1, 1997, when the fund began operations, through July 31, 1997.

OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs CORE Large Cap Growth Fund is designed to provide investors with a broadly diversified portfolio of growth-oriented equity securities of large-cap U.S. issuers. The selected securities typically have higher prospective growth rates than the general domestic economy. The fund's portfolio is designed to maintain risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. Therefore, the fund's performance relative to the Growth Index comes primarily from stock selection within sectors.
  The fund employs a disciplined approach that combines fundamental investment research provided by the Goldman Sachs Global Investment Research Department with quantitative analysis generated by a proprietary multifactor model developed by the Asset Management Division. The model evaluates each stock using many different criteria including valuation, momentum and safety. It also objectively analyzes the impact of current economic conditions on different types of stocks. Those stocks ranked highly by both the multifactor model and by Goldman Sachs research are considered for the fund's portfolio.

PERFORMANCE REVIEW: STOCK SELECTION BENEFITED PERFORMANCE, BUT RESULTS WERE DAMPENED BY DEFENSIVE POSTURE

 PERFORMANCE SUMMARY: MAY 1, 1997--JULY 31, 1997

                  FUND TOTAL RETURN RUSSELL 1000
                    (BASED ON NET   GROWTH INDEX
                    ASSET VALUE)    TOTAL RETURN
                  ----------------- ------------
  Class A*             19.50%          21.37%
  Class B*             19.40%          21.37%
  Institutional*       19.50%          21.37%
  Service*             19.40%          21.37%

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class A, B, Institutional and Service shares is from their inception through the end of the period.

  The fund's performance during the period was primarily driven by specific stock selection. Within the growth universe, the fund focused on more stable companies trading at reasonable valuations, as our proprietary multifactor model emphasized stocks with lower price/earnings ratios and less potential for earnings disappointments. In addition, qualitative stock recommendations produced by the Goldman Sachs Global Investment Research Department also benefited the fund's performance.
  Given cautionary market conditions (i.e., increasing volatility and record-low dividend yields), we maintained a "safety-first" stock-selection bias. This approach led us to seek stocks with relatively stable characteristics (i.e., predictable earnings and less volatile prices) relative to the large-cap growth universe. ALTHOUGH DEFENSIVE STOCKS OUTPERFORMED, AIDING OUR "STOCK-SELECTION" RETURNS, OUR IMPLICIT CAUTION (OR LOWER BETA) HURT THE PORTFOLIO'S RELATIVE PERFORMANCE. Additionally, May proved to be a difficult month for momentum strategies, which led the fund to trail the benchmark for the period despite achieving healthy gains in June.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  The fund's best performing stocks during the period came from a wide range of sectors. These included financial holdings such as AMERICAN INTERNATIONAL
GROUP, INC., TRAVELERS, INC. and MERRILL LYNCH & CO., INC., pharmaceutical companies such as PFIZER INC. and WARNER LAMBERT CO., and computer manufacturer COMPAQ COMPUTER CORP.

PORTFOLIO COMPOSITION
  As of July 31, 1997, the fund held 139 stocks. The fund's fundamental characteristics were generally more attractive than those of the benchmark. For example, within the growth universe, the fund had a lower price/earnings ratio based on 1997 estimated earnings than the Russell 1000 Growth Index (20.1x versus 25.5x) and a lower price/book ratio (4.1x versus 6.4x), while having a higher five-year earnings-per-share growth projection (26% versus 24%).

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                       PERCENTAGE OF
  COMPANY           LINE OF BUSINESS  TOTAL NET ASSETS
  -------           ----------------  ----------------
  Intel Corp.       Semiconductors          4.2%
                     and Electronics
  Microsoft Corp.   Computer Software       3.5
  Dayton Hudson     Department Stores       2.8
   Corp.
  General Electric
   Co.              Electronics             2.8
  American          Property/Casualty       2.8
   International     Insurance
   Group, Inc.
  Corning Inc.      Glass Products          2.2
                     Manufacturer
  Pfizer Inc.       Pharmaceuticals         2.0
  Philip Morris     Tobacco and Food        1.9
   Companies, Inc.   Products
  Gillette Co.      Cosmetics and           1.9
                     Toiletries
  Abbott            Health & Medical        1.9
   Laboratories      Services

OUTLOOK
  We intend to maintain a balanced approach by considering all of our investment themes (value, momentum and safety) when making investment decisions. In the near term, however, recent cautionary signals such as increasing market volatility and record-low dividend yields have led us to adopt a slightly more defensive posture. Therefore, we are currently favoring less volatile stocks selling at reasonable valuations, while avoiding stocks whose primary attractions are strong prior earnings and price momentum. Despite these near-term preferences, we continue to adhere to our primary investment style as defined by the Russell 1000 Growth Index. As a result, we will continue to have a significant growth tilt relative to the overall market.

/s/ Robert C. Jones

Robert C. Jones
Senior Portfolio Manager,
Quantitative Equity

/s/ Kent A. Clark

Kent A. Clark
Portfolio Manager,
Quantitative Equity

/s/ Victor H. Pinter

Victor H. Pinter
Portfolio Manager,
Quantitative Equity

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

  Shares  Description                      Value
---------------------------------------------------
 COMMON STOCKS--95.8%
 AEROSPACE--0.2%
      600 United Technologies Corp.     $    50,738
---------------------------------------------------
 AEROSPACE/DEFENSE--0.6%
    1,700 Gulfstream Aerospace Corp.*        45,263
    5,700 Rohr Inc.*                        135,375
---------------------------------------------------
                                            180,638
---------------------------------------------------
 AGRICULTURE/HEAVY EQUIPMENT--0.9%
    6,100 Tenneco, Inc.                     284,413
---------------------------------------------------
 AIRLINES--1.6%
    2,000 Delta Air Lines, Inc.             177,750
    4,200 UAL Corp.*                        344,663
---------------------------------------------------
                                            522,413
---------------------------------------------------
 APPLIANCE MANUFACTURER--0.9%
    2,900 Creative Technology*               59,088
    5,500 Sunbeam Corp.                     215,188
---------------------------------------------------
                                            274,276
---------------------------------------------------
 BANKS--0.5%
    2,500 NationsBank Corp.                 177,969
---------------------------------------------------
 BEVERAGES--0.8%
    3,800 Coca Cola Co.                     263,150
---------------------------------------------------
 BIOTECHNOLOGY--0.4%
    2,200 Amgen, Inc.*                      129,388
---------------------------------------------------
 BROADCAST MEDIA--0.1%
      900 Belo A H Corp                      40,050
---------------------------------------------------
 BUILDING MATERIALS--0.4%
    2,500 USG Corp.*                        117,500
---------------------------------------------------
 BUSINESS SERVICES--0.5%
   17,000 Medaphis Corp.*                   153,000
---------------------------------------------------
 CHEMICAL PRODUCTS--0.6%
    1,900 Cytec Industries, Inc.*            75,050
    3,900 IMC Global Inc.                   123,094
---------------------------------------------------
                                            198,144
---------------------------------------------------

  Shares  Description                  Value
-----------------------------------------------
 COMMON STOCKS (CONTINUED)
 CHEMICALS-COMMODITY--0.9%
    1,700 Dow Chemicals Co.         $   161,500
    2,700 Monsanto Co.                  134,494
-----------------------------------------------
                                        295,994
-----------------------------------------------
 COMMERCIAL SERVICES--0.3%
    2,500 Interim Services, Inc.*       113,906
-----------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--2.4%
   13,100 GTE Corp.                     609,150
    2,000 Tellabs Inc.*                 119,750
    1,900 Worldcom, Inc.*                66,381
-----------------------------------------------
                                        795,281
-----------------------------------------------
 CONSUMER GOODS--0.5%
    2,900 Nike, Inc.                    180,706
-----------------------------------------------
 CONSUMER PRODUCTS--0.5%
    4,300 Blyth Industries Inc*         154,531
-----------------------------------------------
 CONSUMER STAPLES--1.6%
    3,600 Procter & Gamble Co.          547,650
-----------------------------------------------
 DATACOM EQUIPMENT--0.8%
    3,300 Cisco Systems, Inc.*          262,556
-----------------------------------------------
 DEPARTMENT STORES--4.4%
   14,600 Dayton Hudson Corp.           943,525
    3,400 Fred Meyer Inc.*              194,863
    2,000 Sears Roebuck & Co.           126,625
    4,900 Walmart Stores, Inc.          184,056
-----------------------------------------------
                                      1,449,069
-----------------------------------------------
 DIVERSIFIED MANUFACTURING--0.8%
    5,700 Acx Technologies Inc.*        144,281
    1,800 Dover Corp.                   128,475
-----------------------------------------------
                                        272,756
-----------------------------------------------
 ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--
 3.6%
   13,300 General Electric Co.          933,494
    3,300 Jabil Circuit Inc.*           160,669
    1,500 Linear Technology Corp.       100,313
-----------------------------------------------
                                      1,194,476
-----------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Shares  Description                                Value
-------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERPRISE SYSTEMS--2.0%
    2,300 Avid Technology Inc.*                   $    79,063
    4,600 Hewlett Packard Co.                         322,288
    6,600 Silicon Graphics Inc.*                      165,000
    2,500 Sun Microsystems, Inc.*                     114,219
-------------------------------------------------------------
                                                      680,570
-------------------------------------------------------------
 ENTERTAINMENT AND LEISURE--2.6%
    9,400 Carnival Cruise Lines Corp. Class A         395,975
    4,100 Hollywood Entertainment Co.*                 76,875
    5,000 Walt Disney, Co.                            404,063
-------------------------------------------------------------
                                                      876,913
-------------------------------------------------------------
 FINANCIAL SERVICES--2.6%
    1,200 American Express Co.                        100,500
    2,100 BankAmerica Corp.                           158,550
    1,500 CMAC Investment Corp.                        70,781
    3,500 Federal National Mortgage Association       165,594
    4,900 Travelers Group, Inc.                       352,494
-------------------------------------------------------------
                                                      847,919
-------------------------------------------------------------
 FOOD--0.5%
    2,800 Interstate Bakeries Corp.                   170,800
-------------------------------------------------------------
 FOREST PRODUCTS--0.5%
    4,100 Avery Dennison Corp.                        180,913
-------------------------------------------------------------
 GAS DISTRIBUTION & PIPELINE--0.6%
    2,700 Columbia Gas Systems, Inc.                  185,625
-------------------------------------------------------------
 HEALTH & MEDICAL SERVICES--4.3%
    9,500 Abbott Laboratories                         621,656
    1,200 Biomet Inc.                                  23,925
    4,400 Dura Pharmaceuticals Inc.*                  171,600
    2,600 Health Management Association*               83,038
    5,300 Johnson & Johnson                           330,256
    2,400 Lincare Holdings Inc.*                      117,600
    3,800 Prime Hospitality Corp.*                     69,825
-------------------------------------------------------------
                                                    1,417,900
-------------------------------------------------------------

  Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 HEALTH SUPPLIERS/SERVICES--0.7%
    4,900 Alberto Culver Co., Class B     $   137,506
      900 Medtronic Inc.                       78,525
-----------------------------------------------------
                                              216,031
-----------------------------------------------------
 HEALTHCARE MANAGEMENT--1.3%
    5,800 Columbia HCA Healthcare             187,050
    3,200 Quest Diagnostics Inc.*              55,600
    4,100 Wellpoint Health Networks*          201,925
-----------------------------------------------------
                                              444,575
-----------------------------------------------------
 HOUSEHOLD DURABLES--0.5%
    3,000 Ethan Allen Interiors Inc.          159,000
-----------------------------------------------------
 HOUSEHOLD PRODUCTS--2.2%
    6,300 Gillette Co.                        623,700
    3,500 Premark International Inc.          110,469
-----------------------------------------------------
                                              734,169
-----------------------------------------------------
 INDUSTRIAL--2.2%
   11,700 Corning Inc.                        723,206
-----------------------------------------------------
 INDUSTRIAL MACHINERY--1.6%
    6,800 Caterpillar, Inc.                   380,800
    2,700 Tecumseh Products Co. Class A       151,875
-----------------------------------------------------
                                              532,675
-----------------------------------------------------
 INFORMATION MANAGEMENT--1.1%
   13,100 Dun & Bradstreet Corp.              353,700
-----------------------------------------------------
 INSURANCE SERVICES--1.9%
    2,000 AMBAC Inc.                          170,375
    2,500 Conseco, Inc.                       101,875
    3,000 MGIC Investment Corp.               157,688
    2,700 Protective Life Corp.               137,363
    1,300 SunAmerica, Inc.                     78,650
-----------------------------------------------------
                                              645,951
-----------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

  Shares  Description                              Value
-----------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 INSURANCE-PROPERTY AND CASUALTY--2.8%
    8,700 American International Group, Inc.    $   926,550
-----------------------------------------------------------
 INTEGRATED OIL--1.2%
    3,700 Exxon Corp.                               237,725
    2,000 Norsk Hydro ADR                           104,500
      600 Phillips Petroleum Co.                     27,638
    1,000 Unocal Corp.                               40,000
-----------------------------------------------------------
                                                    409,863
-----------------------------------------------------------
 OFFICE & BUSINESS EQUIPMENT--0.5%
    4,400 Banctec Inc.*                             107,525
      800 Pitney-Bowes Inc.                          60,100
-----------------------------------------------------------
                                                    167,625
-----------------------------------------------------------
 OIL & GAS--2.8%
    5,400 El Paso Natural Gas Co.                   312,188
    3,800 Ensco International Inc.*                 251,275
    4,900 Mobil Corp.                               374,850
-----------------------------------------------------------
                                                    938,313
-----------------------------------------------------------
 OIL & GAS EXPLORATION--1.3%
   16,000 Marine Drilling Companies*                397,000
    1,800 Union Texas Petroleum Holdings Inc.        37,463
-----------------------------------------------------------
                                                    434,463
-----------------------------------------------------------
 PERSONAL COMPUTERS & PERIPHERALS--5.2%
    7,500 Compaq Computer Corp.*                    428,438
    2,200 Dell Computer Corporation*                188,100
    7,400 Komag Inc.*                               154,013
    2,400 Quantum Corp.*                             69,750
   14,500 Read Rite Corp.*                          375,188
   13,300 Western Digital Corp.*                    512,050
-----------------------------------------------------------
                                                  1,727,539
-----------------------------------------------------------
 PHARMACEUTICALS--3.8%
    1,400 Merck & Co.                               145,513
   11,100 Pfizer, Inc.                              661,838
    3,000 Schering Plough Corp.                     163,688
    2,200 Warner Lambert Co.                        307,313
-----------------------------------------------------------
                                                  1,278,352
-----------------------------------------------------------

  Shares  Description                                  Value
---------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 RECREATIONAL PRODUCTS--0.3%
    3,200 Mattel, Inc.                              $   111,200
---------------------------------------------------------------
 RESTAURANTS & HOTELS--0.4%
    2,507 HFS, Inc.*                                    146,033
---------------------------------------------------------------
 RETAIL--3.3%
   22,200 Best Buy Co. Inc.*                            288,600
    4,059 CVS Corporation                               230,856
   10,000 Ross Stores, Inc.                             316,250
    8,800 TJX Companies, Inc.                           262,900
---------------------------------------------------------------
                                                      1,098,606
---------------------------------------------------------------
 SECURITY--1.4%
    5,600 Tyco International Ltd.                       453,600
---------------------------------------------------------------
 SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES--1.9%
    2,800 Bear Stearns Companies Inc.                   114,275
    2,400 Merrill Lynch Co.                             169,050
    5,500 Salomon, Inc.                                 348,906
---------------------------------------------------------------
                                                        632,231
---------------------------------------------------------------
 SEMICONDUCTORS--5.9%
    7,400 Advanced Micro Devices Inc.*                  259,463
   15,200 Intel Corp.                                 1,395,550
    2,000 Microchip Technology*                          74,500
    1,100 Micron Technology                              53,556
    5,900 National Semiconductor Corp.*                 185,850
---------------------------------------------------------------
                                                      1,968,919
---------------------------------------------------------------
 SOFTWARE & SERVICES--5.5%
    4,600 Cadence Design Systems, Inc.*                 204,413
    1,500 Computer Associates International, Inc.       102,094
    3,100 Electronic Data Systems                       134,075
    8,200 Microsoft Corp.*                            1,160,300
    3,200 Oracle Corp.                                  174,200
    4,000 Sybase Inc.*                                   59,000
---------------------------------------------------------------
                                                      1,834,082
---------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


  Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SPECIALTY RETAIL--2.8%
    9,600 Footstar Inc.*                  $   256,800
    2,700 Gap, Inc.                           119,981
    2,700 Limited Inc.                         60,244
    9,000 Pier 1 Imports Inc.                 158,625
    4,000 Tiffany & Co.                       180,750
    7,800 Zale Corp.*                         169,650
-----------------------------------------------------
                                              946,050
-----------------------------------------------------
 STEEL--0.5%
    2,800 AK Steel Holding Corp.              128,450
    1,900 British Steel PLC ADR                52,844
-----------------------------------------------------
                                              181,294
-----------------------------------------------------
 SUPERMARKETS--1.7%
    4,100 Kroger Company*                     121,206
    6,400 Safeway, Inc.*                      343,200
    1,500 Smith's Food & Drug Center*          89,063
-----------------------------------------------------
                                              553,469
-----------------------------------------------------
 TECHNICAL SERVICES--0.4%
    2,400 3Com Corp.*                         131,250
-----------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT--1.1%
    4,600 Motorola Inc.                       369,438
-----------------------------------------------------
 TEXTILES--0.8%
    4,100 Burlington Industries, Inc.*         53,044
    4,000 Jones Apparel Group Inc*            207,750
-----------------------------------------------------
                                              260,794
-----------------------------------------------------
 TOBACCO--2.7%
   14,300 Philip Morris Companies, Inc.       645,288
    7,800 RJR Nabisco, Inc.                   255,938
-----------------------------------------------------
                                              901,226
-----------------------------------------------------
 UTILITIES--0.7%
    7,600 DQE Inc.                            239,875
-----------------------------------------------------
 WASTE MANAGEMENT--0.1%
    1,000 U.S.A. Waste Services Inc*           40,313
-----------------------------------------------------

  Shares   Description                             Value
----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 WHOLESALE TRADE--0.8%
    7,000  Tech Data Corp*                      $   259,859
----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $28,026,861)                            $31,839,495
----------------------------------------------------------------
 Principal
  Amount   Description                             Value
----------------------------------------------------------------
 REPURCHASE AGREEMENT--2.4%
 $800,000  Joint Repurchase Agreement Account
            5.84%, 08/01/97                     $   800,000
----------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $800,000)                               $   800,000
----------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $28,826,861)(A)                         $32,639,495
----------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in
  which value exceeds cost                      $ 3,958,026
 Gross unrealized loss for investments in
  which cost exceeds value                         (155,914)
----------------------------------------------------------------
 Net unrealized gain                            $ 3,802,112
----------------------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $28,837,383.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Capital Growth Fund seeks long-term growth of capital primarily through investments in large-capitalization growth stocks. To meet its objective, the fund is managed with a "growth at a reasonable price" investment style, which means we utilize extensive fundamental research to identify companies in a diversified range of industries that we believe offer attractive growth potential at a reasonable price.
  The fund's investment management team believes that wealth is created through the long-term ownership of growing businesses. We view each stock purchase as if we were buying the entire business. To implement this investment strategy, we focus on growing companies with characteristics such as strong brand franchises, dominant market share, recurring revenue, product pricing flexibility, long product life cycles, high returns on invested capital, high profit margins, strong free cash flow, excellent management and favorable long-term prospects. Finally, we will buy a stock meeting our rigorous criteria only if it trades at a reasonable discount to the company's intrinsic value.

PERFORMANCE REVIEW: BOTH SHARE CLASSES OUTPERFORMED THE BENCHMARK

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN
                                (BASED ON NET                                         S&P 500
                                ASSET VALUE)                                        TOTAL RETURN
                              -----------------                                     ------------
  Class A*                         23.25%                                              22.55%
  Class B*                         22.74%                                              22.55%

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  We are pleased to note that the fund continued to perform well compared with its peers. For the five- and one-year periods ended July 31, 1997, the fund's Class A shares were rated "four stars" (in universes of 1,146 and 2,040 domestic equity funds for the five- and one-year periods, respectively) by Morningstar, Inc., an independent mutual fund rating agency./1/ The fund also fared well versus its peers in the Lipper growth fund category, placing in the top 15% (83 and 101 out of 764 funds for Class A and B shares, respectively) for the 12-month period and in the top quartile (70 out of 286 funds for Class A shares) for the five-year period, as of July 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B shares were not ranked for the five-year period because they did not exist during the entire period.)

INVESTMENTS IN PHARMACEUTICAL, FINANCIAL AND CONSUMER PRODUCTS COMPANIES BENEFITED PERFORMANCE
  The strongest contributors to the fund's performance included pharmaceutical companies BRISTOL-MYERS SQUIBB CO. and PFIZER INC. These stocks were buoyed by a number of positive factors, including new product introductions, a benign political environment, a more accommodative FDA, strong unit growth, powerful free cash flow and reasonable valuations. Over the coming decades, we believe these companies are positioned to
--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 7/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Class A shares received three stars for the three-year period and were rated among 2,040 domestic equity funds. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B shares have not been rated. Class B shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
benefit as the baby boomers age and require more health-related products and services.
  In the financial sector, two of the fund's commercial bank holdings, BANKAMERICA CORP. and NATIONSBANK CORP., were prime beneficiaries of the "Goldilocks" economy. This favorable environment, which has been characterized by steady economic growth, modest loan demand, low inflation and stable interest rates, contributed to strong earnings gains for both banks. In addition, MBNA CORP., the second largest credit card lender in the world, appreciated due to surging growth in credit card accounts, new affiliations with sponsoring organizations for its affinity cards and the rapid growth of its U.K. business.
  Several producers of household products also performed well. These included companies with world-class franchises and/or strong brand names such as PROCTER & GAMBLE CO., GILLETTE CO. and COLGATE-PALMOLIVE CO., all of which reported solid earnings gains and high returns on equity. These companies are benefiting from strong international growth as capitalism spreads throughout the world and per capita income rises.
  An investment that lagged during the period was GAYLORD ENTERTAINMENT CO., a diversified entertainment and communications company, as investors responded negatively to the sale of its two cable channels (The Nashville Network and Country Music Television) to Westinghouse Electric Corp. Under terms of the agreement, Gaylord will receive a fixed dollar amount of Westinghouse stock, which minimized the company's risk but also limited its upside potential in the surging stock market. We continue to believe Gaylord is attractively valued.

NEW POSITIONS IN SEVERAL MEDIA STOCKS
  Among the new positions added during the period were media stocks such as GANNETT CO., INC., TRIBUNE CO. and NEW YORK TIMES CO., all of which have dominant local franchises in newspapers and broadcasting. These companies have reported strong year-to-date earnings gains as they have benefited from healthy advertising revenue and reduced newsprint costs. Sales included FISHER SCIENTIFIC INTERNATIONAL, INC., a maker of scientific instruments, supplies and equipment, after it appreciated strongly due to takeover rumors.

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                        PERCENTAGE OF
  COMPANY           LINE OF BUSINESS   TOTAL NET ASSETS
  -------           ----------------   ----------------
  BankAmerica
   Corp.            Commercial Bank          3.4%
  Banc One Corp.    Commercial Bank          3.1
  Intel Corp.       Semiconductors and       3.0
                     Electronics
  General Electric
   Co.              Electronics              2.9
  Pfizer Inc.       Pharmaceuticals          2.9
  Bristol-Myers     Pharmaceuticals          2.9
   Squibb Co.
  NationsBank
   Corp.            Commercial Bank          2.8
  MBNA Corp.        Specialty Finance        2.6
                     and Agencies
  Lucent                                     2.4
   Technologies     Telecommunications
   Co.               Equipment
  Texaco Inc.       International            2.3
                     Integrated Oil
                     Company

OUTLOOK
  In our opinion, the outlook for the economy and the stock market appears attractive, with low inflation, stable interest rates and modest economic growth expected to help the fund's holdings produce favorable earnings gains. However, we do expect increased volatility in the stock market as a result of options and futures expirations, as well as investors' perceptions of inflation and interest rate fluctuations.
  During the past six months, we increased the fund's diversification among industry sectors and increased its holdings of large-cap growth stocks. We believe the fund is currently well positioned to benefit from the positive investing climate that we anticipate.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

/s/ Herbert E. Ehlers
Herbert E. Ehlers
Senior Portfolio Manager,
U.S. Active Equity Growth


/s/ George D. Adler
George D. Adler
Portfolio Manager,
U.S. Active Equity Growth


/s/ Robert G. Collins
Robert G. Collins
Portfolio Manager,
U.S. Active Equity Growth

August 29, 1997


/s/ Gregory H. Ekizian
Gregory H. Ekizian
Portfolio Manager,
U.S. Active Equity Growth


/s/ Ernest C. Segundo, Jr.
Ernest C. Segundo, Jr.
Portfolio Manager,
U.S. Active Equity Growth

/s/ David G. Shell

David G. Shell
Portfolio Manager,
U.S. Active Equity Growth

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                                  Value
--------------------------------------------------------------------
 COMMON STOCKS--98.1%
 ADVERTISING & MARKETING--1.7%
     711,580 Valassis Communications, Inc.*           $   19,968,714
--------------------------------------------------------------------
 ALCOHOL--0.7%
     207,700 Anheuser Busch Companies, Inc.                8,918,119
--------------------------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--0.8%
     206,600 Lear Corp.*                                   9,890,975
--------------------------------------------------------------------
 BANKS--7.2%
     649,522 Banc One Corp.                               36,454,422
     468,700 NationsBank Corp.                            33,365,581
     253,400 State Street Bank Corp.                      14,206,238
--------------------------------------------------------------------
                                                          84,026,241
--------------------------------------------------------------------
 BEVERAGES--2.7%
     234,500 Coca Cola Co.                                16,239,125
     408,100 Pepsico Inc.                                 15,635,331
--------------------------------------------------------------------
                                                          31,874,456
--------------------------------------------------------------------
 BUILDING MATERIALS & CONSTRUCTION--0.3%
      99,700 Sherwin Williams Co.                          3,196,631
--------------------------------------------------------------------
 BUSINESS SERVICES--1.0%
     289,400 First Data Corp.                             12,625,075
--------------------------------------------------------------------
 CABLE/TELEVISION COMMUNICATIONS--0.3%
      69,000 Cablevision Systems Corp. Class A*            4,096,875
--------------------------------------------------------------------
 CHEMICAL PRODUCTS--0.5%
      86,100 Du Pont (E.I.) de Nemours & Co.               5,763,319
--------------------------------------------------------------------
 CHEMICALS-COMMODITY--0.4%
      88,700 Monsanto Co.                                  4,418,369
--------------------------------------------------------------------
 CHEMICALS-SPECIALTY--1.0%
      26,900 Betzdearbon, Inc.                             1,761,950
     101,200 Minnesota Mining and Manufacturing Co.        9,588,700
--------------------------------------------------------------------
                                                          11,350,650
--------------------------------------------------------------------
 COMMERCIAL SERVICES--0.9%
     226,500 Ecolab Inc.                                  10,574,719
--------------------------------------------------------------------
 COMMUNICATIONS SERVICES COMPANIES--0.2%
      56,900 Airtouch Communications, Inc.*                1,874,144
--------------------------------------------------------------------

   Shares    Description                           Value
-------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 CONSUMER STAPLES--3.8%
     143,700 American Home Products Corp.      $   11,846,269
      49,200 Amway Asia Pacific Ltd.                1,891,125
      44,400 Clorox Co.                             6,199,350
     160,940 Procter & Gamble Co.                  24,482,998
-------------------------------------------------------------
                                                   44,419,742
-------------------------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--1.2%
     530,700 Tele-Communications, Inc.*            13,566,019
-------------------------------------------------------------
 COSMETICS--1.0%
     168,100 Avon Products Inc.                    12,197,756
-------------------------------------------------------------
 DATACOM EQUIPMENT--0.4%
      62,100 Cisco Systems, Inc.*                   4,940,831
-------------------------------------------------------------
 DEFENSE--1.5%
     226,800 McDonnell Douglas Corp.               17,350,200
-------------------------------------------------------------
 DEPARTMENT STORES--1.3%
      69,900 Federated Dept. Stores, Inc.*          3,062,494
     329,500 Walmart Stores, Inc.                  12,376,844
-------------------------------------------------------------
                                                   15,439,338
-------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.5%
     107,400 American Standard Companies*           5,336,438
-------------------------------------------------------------
 ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--5.9%
     485,100 General Electric Co.                  34,047,956
     386,400 Intel Corp.                           35,476,350
-------------------------------------------------------------
                                                   69,524,306
-------------------------------------------------------------
 ENTERPRISE SYSTEMS--1.3%
      87,400 Hewlett Packard Co.                    6,123,463
      79,100 International Business Machines        8,364,825
-------------------------------------------------------------
                                                   14,488,288
-------------------------------------------------------------
 ENTERTAINMENT AND LEISURE--1.2%
     112,100 Mirage Resorts, Inc.*                  2,998,675
     130,400 Walt Disney, Co.                      10,537,950
-------------------------------------------------------------
                                                   13,536,625
-------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                                 Value
-------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 FINANCIAL SERVICES--6.2%
     527,400 BankAmerica Corp.                       $   39,818,700
     453,000 Federal Home Loan Mortgage Corp.            16,336,313
     345,300 Federal National Mortgage Association       16,337,006
-------------------------------------------------------------------
                                                         72,492,019
-------------------------------------------------------------------
 FOOD--3.4%
     111,600 Campbell Soup Co.                            5,789,250
     133,100 Kellogg Company                             12,228,563
     218,900 Nabisco Holdings Corp.                       9,303,250
     160,480 William Wrigley Jr. Co.                     12,346,930
-------------------------------------------------------------------
                                                         39,667,993
-------------------------------------------------------------------
 FOOD PRODUCERS--0.5%
      64,800 Ralston Purina Co.                           5,848,200
-------------------------------------------------------------------
 FOREST PRODUCTS--0.8%
      97,300 Georgia Pacific Corp.                        9,188,769
-------------------------------------------------------------------
 FUNERAL SERVICES--1.1%
     379,500 Service Corp. International                 12,903,000
-------------------------------------------------------------------
 HEALTH & MEDICAL SERVICES--1.8%
     331,900 Johnson & Johnson                           20,681,519
-------------------------------------------------------------------
 HEALTH SUPPLIERS/SERVICES--0.5%
      35,470 Perkin-Elmer Corp.                           2,895,239
      64,500 U.S. Surgical Corp.                          2,394,563
-------------------------------------------------------------------
                                                          5,289,802
-------------------------------------------------------------------
 HEALTHCARE MANAGEMENT--2.0%
     104,720 Aetna Inc.                                  11,931,535
     164,950 Columbia HCA Healthcare                      5,319,638
     219,000 Tenet Healthcare Corp.*                      6,556,313
-------------------------------------------------------------------
                                                         23,807,486
-------------------------------------------------------------------
 HOTELS & RESTAURANTS--1.2%
     202,220 Marriott International, Inc.                13,902,625
-------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--2.2%
     118,100 Colgate Palmolive Co.                        8,946,075
     173,100 Gillette Co.                                17,136,900
-------------------------------------------------------------------
                                                         26,082,975
-------------------------------------------------------------------

   Shares    Description                               Value
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 INDUSTRIAL--0.5%
      97,900 Corning Inc.                          $    6,051,444
-----------------------------------------------------------------
 INFORMATION MANAGEMENT--1.0%
     180,770 Reuters Holdings PLC                      11,682,261
-----------------------------------------------------------------
 INSURANCE SERVICES--1.1%
       4,800 AMBAC Financial Group, Inc.                  408,900
     214,100 SunAmerica, Inc.                          12,953,050
-----------------------------------------------------------------
                                                       13,361,950
-----------------------------------------------------------------
 INSURANCE-LIFE--0.5%
     210,100 Nationwide Financial Services, Inc.        6,355,525
-----------------------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--0.8%
      90,000 American International Group, Inc.         9,585,000
-----------------------------------------------------------------
 INTEGRATED OIL--4.4%
      52,200 Amoco Corp.                                4,906,800
      47,400 Atlantic Richfield Co.                     3,546,113
      74,300 Exxon Corp.                                4,773,775
     164,800 Royal Dutch Petroleum                      9,218,500
     227,900 Texaco, Inc.                              26,450,644
      76,200 Unocal Corp.                               3,048,000
-----------------------------------------------------------------
                                                       51,943,832
-----------------------------------------------------------------
 LOGISTICS/RAIL--0.3%
      31,800 Norfolk Southern Corp.                     3,521,850
-----------------------------------------------------------------
 MANUFACTURING--0.2%
      53,400 Millipore Corp.                            2,359,613
-----------------------------------------------------------------
 MEDIA--0.2%
     154,200 Tele Communications Inc.*                  2,640,675
-----------------------------------------------------------------
 MEDIA/ENTERTAINMENT--3.8%
      54,500 Central Newspapers, Inc.                   3,804,781
     106,900 Gannett Co.                               10,616,506
     166,200 Gaylord Entertainment Co.                  3,853,763
     133,100 New York Times Co.                         6,688,275
     237,610 Time Warner Inc.                          12,964,596
     114,300 Tribune Co.                                6,050,756
-----------------------------------------------------------------
                                                       43,978,677
-----------------------------------------------------------------
 MISCELLANEOUS-CONSUMER--0.5%
      76,800 HBO & Company                              5,942,400
-----------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   Shares    Description                       Value
---------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 NONFERROUS METALS--0.3%
      42,400 Aluminum Company of America   $    3,752,400
---------------------------------------------------------
 OFFICE & BUSINESS EQUIPMENT--0.3%
      49,000 Xerox Corp.                        4,030,250
---------------------------------------------------------
 OIL & GAS--1.6%
     181,800 Mobil Corp.                       13,907,700
      71,400 Schlumberger Ltd.                  5,453,175
---------------------------------------------------------
                                               19,360,875
---------------------------------------------------------
 PACKAGING--0.3%
     105,500 Owens Illinois Corp.*              3,639,750
---------------------------------------------------------
 PHARMACEUTICALS--10.5%
     428,800 Bristol-Myers Squibb              33,634,000
     159,340 Eli Lilly & Co.                   18,005,420
     143,200 Merck & Co.                       14,883,850
     565,820 Pfizer, Inc.                      33,737,018
     237,800 Schering Plough Corp.             12,974,963
      60,400 Sigma Aldrich Corp.                2,091,350
      55,800 Warner Lambert Co.                 7,794,563
---------------------------------------------------------
                                              123,121,164
---------------------------------------------------------
 RECREATIONAL PRODUCTS--0.3%
      97,300 Hasbro Inc.                        2,985,894
---------------------------------------------------------
 RESTAURANTS--0.2%
      54,300 McDonalds Corp.                    2,918,625
---------------------------------------------------------
 RETAIL--0.9%
      82,300 CVS Corporation                    4,680,813
     122,200 Home Depot, Inc.                   6,094,725
---------------------------------------------------------
                                               10,775,538
---------------------------------------------------------
 RETAIL TRADE--1.2%
     259,230 Walgreen Co.                      14,646,495
---------------------------------------------------------
 SEMICONDUCTORS--0.7%
     124,800 Avnet Inc.                         8,213,400
---------------------------------------------------------
 SOFTWARE & SERVICES--3.4%
      76,900 Autodesk Inc.                      3,258,638
      58,600 Intuit Inc.*                       1,475,988
     147,700 Microsoft Corp.*                  20,899,550
     148,900 Oracle Corp.*                      8,105,744
      36,100 Peoplesoft, Inc.*                  2,111,850
     102,500 Sterling Commerce, Inc.*           3,862,969
---------------------------------------------------------
                                               39,714,739
---------------------------------------------------------

   Shares    Description                              Value
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SPECIALTY FINANCE--2.6%
     683,925 MBNA Corp.                           $   30,776,625
-----------------------------------------------------------------
 SPECIALTY RETAIL--1.8%
      90,100 Autozone, Inc.*                           2,579,113
     205,800 Tandy Corp.                              12,232,238
     174,300 Toys R US Inc.*                           5,937,094
-----------------------------------------------------------------
                                                      20,748,445
-----------------------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT--2.4%
     335,960 Lucent Technologies, Inc.                28,535,603
-----------------------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--0.5%
      86,300 Goodyear Tire & Rubber Co.                5,571,731
-----------------------------------------------------------------
 TOBACCO--1.8%
     336,800 Philip Morris Companies, Inc.            15,198,100
     202,000 UST Inc.                                  5,870,625
-----------------------------------------------------------------
                                                      21,068,725
-----------------------------------------------------------------
 UTILITIES--0.5%
      79,300 Aes Corp.*                                6,264,700
-----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $798,962,978)                             $1,152,790,404
-----------------------------------------------------------------
  Principal
   Amount    Description                              Value
-----------------------------------------------------------------
 REPURCHASE AGREEMENT--2.3%
 $27,500,000 Joint Repurchase Agreement Account
              5.84%, 08/01/97                     $   27,500,000
-----------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $27,500,000)                              $   27,500,000
-----------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $826,462,978)(A)                          $1,180,290,404
-----------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which
  value exceeds cost                              $  354,450,568
 Gross unrealized loss for investments in which
  cost exceeds value                                  (1,068,462)
-----------------------------------------------------------------
 Net unrealized gain                              $  353,382,106
-----------------------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $826,908,298. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Mid Cap Equity Fund seeks long-term capital appreciation primarily by investing at least 65% of its total assets in equities with market capitalizations of between $500 million and $10 billion at the time of investment. However, the fund currently intends to emphasize investments in companies with market capitalizations of under $5 billion at the time of investment. The fund is managed with a value style, which means we focus on companies whose stocks we believe are inexpensive relative to their expected long-term earnings growth and their asset value. Investments may include well-known companies that are temporarily out of favor due to cyclical economic conditions or are experiencing near-term difficulties the portfolio managers judge to be temporary in nature. In-depth fundamental research of a company's financial structure, its competitive position in the market and its management's commitment to increasing shareholder value are all critical parts of the fund's investment approach. Though we are not sector investors, we closely monitor the fund's sector and industry exposures compared with the benchmark in an effort to avoid unintentional over- or underweightings.

PERFORMANCE REVIEW: FUND ACHIEVED STRONG RESULTS

 PERFORMANCE SUMMARY

                                      FUND TOTAL     RUSSELL
                                        RETURN       MIDCAP
                                     (BASED ON NET INDEX TOTAL
                                     ASSET VALUE)    RETURN
                                     ------------- -----------
  Institutional* (1/31/97-7/31/97)      26.37%       17.63%
  Service* (7/18/97-7/31/97)             2.87%          N/A

* Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Service shares is from their inception date through the end of the period.

  WE ARE PLEASED TO NOTE THAT IN ADDITION TO SIGNIFICANTLY OUTPERFORMING THE MID-CAP BENCHMARK DURING THE PERIOD, THE FUND'S INSTITUTIONAL SHARES ALSO OUTPERFORMED THE BROADER LARGE-CAP MARKET, AS REPRESENTED BY THE S&P 500. During the period, the market rally continued to be led by the largest, most liquid stocks, which many investors perceived to be the most convenient vehicle for rapid investment. As a result, the S&P 500 stock index, which is heavily weighted toward large-cap stocks, returned 22.6%. In contrast, the mid-cap sector of the market returned 17.6% (as measured by the Russell Midcap Index) and small caps returned 13.1% (as measured by the Russell 2000 index).

FUND PERFORMED WELL RELATIVE TO ITS PEERS
  The fund also fared very well compared with its peers. For the 12-month period ended July 31, 1997, the fund's Institutional shares ranked second out of 198 mid-cap funds, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. The fund's Service shares were not ranked because they did not exist during the entire 12-month period.)

TOP PERFORMERS INCLUDED COMPANIES BENEFITING FROM RESTRUCTURING PROGRAMS AND ACQUISITIONS
  The fund's best performers during the period included several companies that benefited from major restructuring initiatives. INTERNATIONAL MULTIFOODS CORP., a distributor of specialty foods, appreciated due to its new management's focus on turning around its vending distribution business and the proposed sale of its Canada Frozen bakery products unit. SUNBEAM CORP., INC., a leading consumer products company, performed well as investors responded positively to its dramatic reforms, which included major asset sales, improved distribution and a new line of products. LENNAR CORP., a diversified homebuilder, announced its intention to spin off its commercial real estate business and merge its homebuilding operations with a major California builder. SHOPKO STORES, INC., a leading regional retailer, decided to end its ownership by SuperValu, Inc. by repurchasing

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
approximately 8.2 million shares of its common stock, which helped the market focus on ShopKo's competitive strengths.
  Other holdings contributed to the fund's positive results when they initiated or accepted takeover offers. ROYAL CARIBBEAN CRUISE LINES LTD., the second largest cruise operator, appreciated when it agreed to acquire Celebrity Cruise Lines, and AMERICAN STATES FINANCIAL CORP., a property/casualty insurer, was acquired by Safeco Corp. at a premium.

SPECIFIC ENERGY- AND UTILITY-RELATED STOCKS LAGGED
  Not all of the fund's holdings fulfilled our expectations. UNICOM CORP., an electric utility, was impacted by negative press and regulatory rulings, but we believe the market has overreacted to these issues and continue to have confidence in the company's fundamentals. In addition, we expect Unicom to benefit from a recent change in senior management and an improving operating environment. TOSCO CORP., an oil refiner and marketer, suffered from soft margins in its West Coast refining operations due to excess supply during the first half of the year. However, we are optimistic that the long-term supply-and-demand situation will improve.

PORTFOLIO CHANGES
  New positions included LEAR CORP., the world's largest supplier of automotive interior systems, which appears to be well positioned to benefit from automakers' trend toward outsourcing, and two computer hardware manufacturers:
BAY NETWORKS, INC., (networking and connectivity products) and QUANTUM CORP. (disk drives and other information storage products).
  During the period, we sold TERADYNE, INC., a manufacturer of semiconductor testing equipment, and DECISIONONE CORP., the leading independent provider of computer support services to U.S. companies, after they appreciated and reached our price targets.

OUTLOOK
  We remain committed to our strategy of identifying and purchasing stocks that trade at a discount to their
 TOP 10 EQUITY HOLDINGS AS OF JULY 31, 1997

                                        PERCENTAGE
                                       OF TOTAL NET
  COMPANY          LINE OF BUSINESS       ASSETS
  -------          ----------------    ------------
  Lear Corp.       Autoparts/Original      3.9%
                    Equipment
  Tosco Corp.      Oil Refining and        3.2
                    Marketing
  ShopKo Stores,
   Inc.            Discount Retailer       3.1
  Quantum Corp.    Computer Component      3.0
                    Manufacturer
  Sunbeam Corp.,
   Inc.            Appliances              2.8
  Darden                                   2.8
   Restaurants     Restaurants and
   Inc.             Hotels
  Owens & Minor    Health                  2.7
   Inc.             Suppliers/Services
  Goodyear Tire &  Tire and Rubber         2.6
   Rubber Co.       Products
  Quest
   Diagnostics,    Clinical
   Inc.             Laboratories           2.5
  Republic New                             2.5
   York Corp.      Banks

intrinsic value. In a market that has been characterized by speculation and momentum at different times since the beginning of 1995, we believe that a value approach is well suited to weather the ups and downs associated with a turbulent market.

/s/ Eileen A. Aptman            /s/ Ronald E. Gutfleish
Eileen A. Aptman                Ronald E. Gutfleish
Portfolio Manager,              Portfolio Manager,
U.S. Active Equity Value        U.S. Active Equity Value

          /s/ G. Lee Anderson
          G. Lee Anderson
          Portfolio Manager,
          U.S. Active Equity Value

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Shares  Description                          Value
-------------------------------------------------------
 COMMON STOCKS--96.2%
 AIRLINES--2.0%
 102,400 Continental Airlines, Inc.*       $  3,840,000
-------------------------------------------------------
 APPLIANCE MANUFACTURER--2.8%
 138,200 Sunbeam Corp.                        5,407,075
-------------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--3.9%
 154,800 Lear Corp.*                          7,411,050
-------------------------------------------------------
 BANKS--3.7%
 176,400 National Bank of Canada              2,297,706
  40,700 Republic of New York Corp.           4,700,850
-------------------------------------------------------
                                              6,998,556
-------------------------------------------------------
 CHEMICAL PRODUCTS--1.7%
  60,800 Union Carbide Corp.                  3,366,800
-------------------------------------------------------
 CHEMICALS-COMMODITY--0.8%
  75,600 Geon Co.                             1,455,300
-------------------------------------------------------
 DATACOM EQUIPMENT--4.6%
 132,600 Bay Networks Inc*                    4,044,300
 271,200 Quest Diagnostics Inc.*              4,712,100
-------------------------------------------------------
                                              8,756,400
-------------------------------------------------------
 DEPARTMENT STORES--3.1%
 199,900 ShopKo Stores Inc.*                  5,772,113
-------------------------------------------------------
 ELECTRIC UTILITIES--5.8%
 242,100 Central Maine Power Co.              3,268,350
 125,400 Long Island Lighting Co.             3,080,138
 201,200 Unicom Corp.                         4,564,725
-------------------------------------------------------
                                             10,913,213
-------------------------------------------------------
 ENTERTAINMENT AND LEISURE--2.0%
  96,400 Royal Caribbean Cruise Lines         3,825,875
-------------------------------------------------------
 FINANCIAL SERVICES--1.9%
  75,800 American States Financial Corp.      3,519,963
-------------------------------------------------------
 FOOD--2.1%
 142,000 International Multifoods Corp.       4,011,500
-------------------------------------------------------

 Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 FOREST PRODUCTS--3.4%
  31,000 Georgia Pacific Corp.           $  2,927,563
 208,300 Stone Container Corp.*             3,462,988
-----------------------------------------------------
                                            6,390,551
-----------------------------------------------------
 HEALTH & MEDICAL SERVICES--2.1%
 297,700 Perrigo Co.*                       3,870,100
-----------------------------------------------------
 HEALTHCARE MANAGEMENT--5.2%
 118,700 Foundation Health Systems*         3,842,913
  85,000 Sierra Health Services, Inc.*      2,794,375
 105,200 Tenet Healthcare Corp.*            3,149,425
-----------------------------------------------------
                                            9,786,713
-----------------------------------------------------
 HOME BUILDERS--3.4%
  44,900 Centex Corp.                       2,503,175
 104,600 Lennar Corp.                       3,896,350
-----------------------------------------------------
                                            6,399,525
-----------------------------------------------------
 INSURANCE SPECIALTY--1.5%
  80,900 Old Rep International Corp.        2,831,500
-----------------------------------------------------
 INSURANCE-LIFE--3.4%
  68,849 American General Corp.             3,666,209
  36,900 Reliastar Financial Corp.          2,829,769
-----------------------------------------------------
                                            6,495,978
-----------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--1.8%
  74,800 Allmerica Financial Corp.          3,309,900
-----------------------------------------------------
 MEDIA/ENTERTAINMENT--1.3%
  78,200 Carmike Cinemas*                   2,473,075
-----------------------------------------------------
 MEDICAL PRODUCTS AND SUPPLIES--4.8%
 160,700 Imation Corporation*               3,947,194
 347,200 Owens & Minor Inc.                 5,164,600
-----------------------------------------------------
                                            9,111,794
-----------------------------------------------------
 MISCELLANEOUS BUSINESS SERVICES--2.2%
  52,300 Unionbancal Corporation            4,066,325
-----------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


 Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 OIL REFINING & MARKETING--6.3%
 415,100 Groupe AB SA ADR*               $  3,242,969
 192,400 Tosco Corp.                        6,024,525
  60,500 Valero Energy Corp.*               2,601,500
-----------------------------------------------------
                                           11,868,994
-----------------------------------------------------
 PACKAGING--1.5%
  83,200 Owens Illinois Corp.*              2,870,400
-----------------------------------------------------
 PERSONAL COMPUTERS & PERIPHERALS--3.0%
 196,400 Quantum Corp*                      5,707,875
-----------------------------------------------------
 PHARMACEUTICALS--1.7%
  65,935 Block Drug Co.                     3,115,429
-----------------------------------------------------
 RESTAURANTS--2.8%
 560,300 Darden Restaurants, Inc.           5,357,869
-----------------------------------------------------
 SEMICONDUCTORS--4.0%
  62,600 Avnet Inc.                         4,119,863
 130,462 Vishay Intertechnology, Inc.*      3,489,859
-----------------------------------------------------
                                            7,609,722
-----------------------------------------------------
 STEEL--1.7%
  70,300 AK Steel Holding Corp.             3,225,013
-----------------------------------------------------
 SUPERMARKETS--3.4%
 168,800 Fleming Companies, Inc.            2,690,250
  90,600 Supervalu, Inc.                    3,669,300
-----------------------------------------------------
                                            6,359,550
-----------------------------------------------------
 TEXTILES--4.0%
 168,000 Angelica Corp.                     3,234,000
 161,200 Fruit of The Loom, Inc.*           4,412,850
-----------------------------------------------------
                                            7,646,850
-----------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--2.6%
  76,200 Goodyear Tire & Rubber Co.         4,919,663
-----------------------------------------------------
 TRANSPORTATION-MISCELLANEOUS--1.7%
  89,800 CNF Transportation Inc.            3,131,769
-----------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $136,678,430)                    $181,826,440
-----------------------------------------------------

 Principal
   Amount   Description                             Value
--------------------------------------------------------------
 REPURCHASE AGREEMENT--2.9%
 $5,600,000 Joint Repurchase Agreement Account
             5.84%, 08/01/97                     $  5,600,000
--------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $5,600,000)                              $  5,600,000
--------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $142,278,430)(A)                         $187,426,440
--------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which
  value exceeds cost                             $ 48,533,786
 Gross unrealized loss for investments in which
  cost exceeds value                               (3,408,004)
--------------------------------------------------------------
 Net unrealized gain                             $ 45,125,782
--------------------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $142,300,658.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs International Equity Fund seeks long-term capital appreciation by investing in equity securities of companies organized or traded outside the U.S. that we believe have the potential to appreciate over the long term. The fund focuses on growing companies that are attractively valued and have strong, competitive positions in their respective industries. The fund's portfolio managers are based in London, Tokyo and Singapore and their knowledge of local markets plays an important role in uncovering investment opportunities. While the fund does not allocate assets across specific countries based on top-down economic or market forecasts, the portfolio managers strive to manage risk by remaining diversified by country and industry sector and by closely monitoring economic and political events in countries in which the fund does invest.

MARKET OVERVIEW: EUROPEAN MARKETS PERFORMED BEST WHILE ASIA LAGGED
  During the six-month period under review, slower than expected economic growth persisted in several European and Asian countries while growth in other countries, such as the U.K., accelerated. Most European equity markets continued to perform very well, buoyed by healthy earnings and an increased focus on improving shareholder value. In Asia, several markets posted strong results while others were impacted by a variety of regional and country-specific issues.

 .Europe. Europe's overall economic recovery continued, but growth for specific countries was mixed. The economies of the U.K., Spain, the Netherlands and parts of Scandinavia showed the most improvement, while those of Germany and France were disappointing despite signs of a moderate upturn. The climate for equities in continental Europe remained positive, as stocks continued to benefit from loose monetary policies, subdued inflation and the strong U.S. dollar. During the period under review, the European equity markets climbed 26.1%, as measured by the FT/S&P Actuaries Europe Index in terms of local currencies. However, the performance of U.K. equities lagged most European markets as the strong pound sterling impacted the profitability of export-dependent companies. In addition, investors feared further monetary tightening would be necessary to rein in the U.K.'s rising inflationary pressures.

 .Japan. For the six-month period ended July 31, Japanese stocks (as measured by the TOPIX index in yen without dividends reinvested) rose 12.5%, underperforming most other equity markets. Though Japan's economy strengthened, the recovery remained fragile and investors lacked confidence in the sustainability of corporate profits. With future earnings uncertain, investors focused on international blue-chip stocks that benefited from the weakness of the yen, and shied away from the rest of the market. Despite these concerns, the market strengthened during the second half of the period, when healthy demand from pension plans and foreign investors helped support equity prices.

 .Asia (ex-Japan). The Asian stock markets returned 1.3% during the period, as measured by the Morgan Stanley Capital International All Country Asia Free
(Ex Japan) Index (without dividends reinvested). The weak performance indicated by the Index masks the extreme divergence of performance among the individual Asian markets. For example, India rose 26.1%, Hong Kong returned 17.3%, Thailand fell 7.4% and the Philippines dropped 22.7% (all in local currency terms). Among the key events affecting the Asian markets during the period were the July handover of Hong Kong to China and the devaluation of the Thai baht. Though investor optimism regarding the handover helped buoy the region's performance, the Thai devaluation sparked currency turmoil that impacted several markets, such as the Philippines.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

PERFORMANCE REVIEW: FUND OUTPERFORMED THE BENCHMARK PRIMARILY DUE TO SUCCESSFUL STOCK SELECTION

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN                        FT/S&P ACTUARIES
                                (BASED ON NET                          EUROPE & PACIFIC
                                ASSET VALUE)                          INDEX TOTAL RETURN
                              -----------------                       ------------------
  Class A*                         20.81%                                   16.72%
  Class B*                         20.48%                                   16.72%
  Institutional*                   21.19%                                   16.72%
  Service*                         20.89%                                   16.72%

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  During the period, all of the fund's share classes outperformed the benchmark, the Financial Times/S&P Actuaries Europe & Pacific Index ("Europac") unhedged. (Europac is a capitalization-weighted composite of approximately 1,500 stocks from 23 countries in Europe and the Asia-Pacific region and is calculated on a monthly basis.) We are also pleased to note that the fund continued to perform well compared with its peers. For the three-year period ended July 31, 1997, the fund's Class A shares were rated "four stars" (in a universe of 555 international equity funds) by Morningstar, Inc., an independent mutual fund rating agency./1/
--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 7/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B, Institutional and Service shares have not been rated. Class B, Institutional and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

  The fund's strong performance can primarily be attributed to successful stock selection across regions. In addition, several of the fund's country weightings favorably contributed to its results. These included an overweighting in Europe, which performed well during the period, and a relative underweighting in Japan and other Asian markets, which were generally weaker.

  Europe. As of July 31, the fund was overweighted in European stocks relative to the Index, 56.8% versus 53.0%. Two of the fund's best performers in the region were temporary employment agencies ADECCO (Switzerland) and RANDSTAD HOLDINGS (Netherlands), which appreciated due to earnings upgrades and a cyclical upturn in the temporary employment industry. A number of technology-related holdings also achieved strong results, including ASM LITHOGRAPHY (Dutch manufacturer of wafer steppers), SGS THOMSON (French semiconductor manufacturer), MISYS (British software manufacturer) and ERICSSON (Swedish supplier of mobile handsets and infrastructure). In contrast, RENTOKIL GROUP (British environmental services) suffered when the strong pound sterling translated into weaker foreign earnings, which fueled concerns regarding the company's ability to match its prior 20% annualized earnings growth record.
  New European investments included ASM Lithography, one of only three volume manufacturers of wafer stepper machines used in the manufacturing of semiconductors. This stock performed very well since it was added, as noted. Sales during the period included Randstad Holdings, which reached our price target.

  Japan. As of July 31, the fund's 30.5% allocation in Japan was underweighted compared with the benchmark (32.6%). The Japanese portion of the fund significantly outperformed the TOPIX index, as it held a large number of internationally competitive export-oriented companies that fared well during the period. SMC CORP., a manufacturer of pneumatic control devices used in automated assembly lines, continued to benefit from its dominant market share in Japan and successful

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
expansion of its overseas operations. CANON, INC., a manufacturer of office equipment, cameras and computer peripherals, performed well due to good earnings results and a bright outlook for PC peripherals. TDK CORP., an electronic components manufacturer, continued to surprise the market with better than expected profits resulting from its strong market position in "magneto-resistive" type of hard disk drive heads. However, the performance of MITSUBISHI HEAVY INDUSTRIES LTD. was disappointing due to a difficult pricing outlook for the domestic electric power generation market. Japanese positions initiated during the period include NINTENDO, one of the largest video game manufacturers, which is positioned to benefit from Nintendo 64, its new game platform, and ONO PHARMACEUTICAL CO., which introduced a new anti-asthma drug with substantial market potential.

  Asia-Pacific. The portfolio was underweighted in Asia (outside Japan) compared with the benchmark, 8.7% versus 10.1%. One of the fund's best performers in the region was ASIA SATELLITE TELECOMMUNICATION HOLDINGS LTD., a leading satellite owner and operator in the Asia-Pacific region. The company performed well when satellite utilization and transponder rates remained firm, which eased market concerns that an impending oversupply of transponders would impact the profitability of Asian satellite operators. In contrast, COMMERCE ASSET HOLDINGS, the fifth largest financial group in Malaysia, came under pressure due to concerns of a slowdown in future earnings growth resulting from tighter monetary conditions, a more difficult operating environment for its merchant banking and stockbrokerage businesses, and potential deterioration in the credit quality of its loan portfolio. A new addition was VILLAGE ROADSHOW, an Australian media and entertainment company with interests in cinema, radio, theme park and resort businesses. The company appears to be well positioned to benefit from aggressive expansion in Europe and Asia, as well as from a number of partnerships that are expected to give it a competitive advantage.

PORTFOLIO COMPOSITION: DIVERSIFICATION BY COUNTRY AND INDUSTRY
  As of July 31, 1997, 96.2% of the fund's net assets were invested in equities and the remainder (4.8%) was invested in cash equivalents. The fund was widely diversified by both country and industry, with positions in 60 companies based in 16 countries. In terms of total net assets, the fund's five largest country exposures were Japan (30.5%), the U.K. (13.5%), Sweden (7.6%), Switzerland (7.0%) and Germany (6.9%).

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                           PERCENTAGE
                                            OF TOTAL
  COMPANY (Line of Business)   COUNTRY     NET ASSETS
  --------------------------   -------     ----------
  Novartis                     Switzerland    3.6%
   Pharmaceuticals
  Rentokil Group               U.K.           3.1
   Environmental
    Services
  ASM Lithography              Netherlands    2.9
   Manufacturer of
    Wafer Steppers
  SMC Corp.                    Japan          2.8
   Manufacturer of
    Industrial
    Controls
  Canon, Inc.                  Japan          2.8
   Office Equipment
    Manufacturer
  Hoechst                      Germany        2.7
   Chemical and Drug
    Manufacturer
  Mitsubishi Heavy
   Industries, Ltd.            Japan          2.4
   Heavy Machinery
    Manufacturer
  Bank of Ireland              Ireland        2.4
   Commercial Bank
  Electrocomponents            U.K.           2.4
   Catalog
    Distributor of
    Industrial
    Components
  Adecco SA                    Switzerland    2.3
   Commercial
    Services

-------------------------------------------------------------------------------
--------------------------------------  --------------------------------------
--------------------------------------  --------------------------------------

OUTLOOK
  We remain optimistic regarding the performance of European equities, given the current favorable environment of low interest rates, contained inflationary pressures and improved economic growth prospects. Furthermore, currency devaluation relative to the U.S. dollar and the British pound is helping strengthen European corporate competitiveness, while corporate restructuring and the focus on enhancing shareholder value are trends that we expect to continue unabated.
  In Japan, we believe the market may consolidate in the short term, as investors have become more cautious regarding the economic outlook due to indications of economic softening. However, Japanese equities should continue to benefit from a number of factors: Corporate fundamentals are expected to remain sound, particularly for manufacturing companies; inflationary pressures are still virtually nonexistent; and interest rates are unlikely to rise to levels that would be harmful to the stock market.
  We are generally positive on the long-term outlook of other Asian markets. However, we remain cautious over the near term as the volatility of these markets will be higher due to uncertainties resulting from the delinking of a number of currencies from the U.S. dollar. Select Asian equities remain attractively valued on a historical basis and are expected to benefit from a pickup in export growth, improved inflation and a modest economic recovery throughout the region subsequent to the currency devaluations. We will manage our exposure in a conservative manner as we remain committed to our long-term investment style.

FORTHCOMING MANAGEMENT TEAM CHANGES
  During the period, Goldman Sachs Asset Management International continued to expand and strengthen its global investment team. With growth comes change, however, and we are sorry to announce that Messrs. Jack and Jongen, two of the portfolio managers of the European portion of the fund, will be leaving Goldman Sachs in September to pursue other opportunities. To ensure decision-making continuity and a smooth transition, Messrs. Jack and Jongen have taken an active role in integrating new members into the team. For example, James Hordern, a specialist in European equities, joined the firm from Mercury Asset Management in July, and we expect to add another senior European portfolio manager shortly. The fund's investment process will continue to be based on a team approach, which enables it to benefit from the contribution of several viewpoints and a continuity of style, unlike an investment approach that is dependent on specific individuals.

/s/ Ivor H. Farman

Ivor H. Farman
Portfolio Manager, London

/s/ Alessandro P. G. Lunghi

Alessandro P. G. Lunghi
Portfolio Manager, London

/s/ Shogo Maeda

Shogo Maeda
Portfolio Manager, Tokyo

/s/ Warwick M. Negus

Warwick M. Negus
Portfolio Manager, Singapore

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares   Description                   Value
---------------------------------------------------
 COMMON STOCKS--96.2%
 AUSTRALIAN DOLLAR--3.0%
  1,060,422 Australia & New Zealand
             Bank Group (Commercial
             Banks)                    $  8,479,696
  2,982,818 Village Roadshow
             (Entertainment
             & Leisure)                   7,958,141
    992,791 Woodside Petroleum, Ltd.
             (Oil & Gas)                  8,420,543
---------------------------------------------------
                                         24,858,380
---------------------------------------------------
 BRITISH POUND STERLING--13.5%
  2,670,475 Electrocomponents
             (Electronics)               19,806,549
  1,857,248 Farnell Electronics
             (Electronics)               15,633,965
    754,039 Misys PLC (Business
             Services)                   18,806,989
  7,108,918 Rentokil Group (Business
             Services)                   25,371,412
    819,521 Siebe (Engineering)          14,792,264
  1,053,405 Standard Chartered
             (Banking)                   17,363,097
---------------------------------------------------
                                        111,774,276
---------------------------------------------------
 DEUTSCHE MARK--6.9%
    141,131 Adidas AG (Textiles)         16,552,259
     88,741 Fresenius AG (Health
             Care)                       18,213,660
    483,530 Hoechst AG (Health Care)     22,670,802
---------------------------------------------------
                                         57,436,721
---------------------------------------------------
 FRENCH FRANC--6.1%
     90,735 CLF Dexia France
             (Financial Services)         8,976,498
     25,428 Comptoirs Modernes
             (Retail Trade)              12,291,282
    105,352 Credit Local de France
             (Financial Services)        10,422,572
    208,421 SGS Thomson
             Microelectronics
             (Electronics)               18,839,444
---------------------------------------------------
                                         50,529,796
---------------------------------------------------
 HONG KONG DOLLAR--3.5%
  4,000,037 Asia Satellite Telephone
             (Utility)                   12,011,735
  1,388,900 Dao Heng Bank Group
             (Commercial Bank)            8,467,043
    692,678 Sun Hung Kai Properties
             Co.
             (Real Estate)                8,700,411
---------------------------------------------------
                                         29,179,189
---------------------------------------------------

   Shares   Description                                           Value
---------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 IRISH POUND--2.4%
  1,640,114 Bank of Ireland (Commercial Banks)                 $ 20,028,917
---------------------------------------------------------------------------
 ITALIAN LIRA--3.9%
  2,415,600 Ente Nazionale Idrocarburi (Oil & Gas)               14,097,734
  3,811,980 Telecom Italia Mobile (Utility)                      12,836,950
  3,392,066 Telecom Italia Mobile (Di Risp Shares) (Utility)      5,853,045
---------------------------------------------------------------------------
                                                                 32,787,729
---------------------------------------------------------------------------
 JAPANESE YEN--30.5%
    268,459 Aderans Company Ltd. (Retail Trade)                   7,508,232
    109,000 Autobachs Seven Co.
             (Automobiles & Automobile Parts)                     8,141,613
    726,265 Canon, Inc.
             (Office Equipment Manufacturer)                     23,196,295
    152,252 Hoya Corp. (Electronics)                              7,718,732
    285,108 Inaba Denkisangyo
             (Electronics)                                        4,456,694
    220,000 Ito En (Beverages)                                    4,926,067
    397,497 Kokuyo Co., Ltd. (Computers/Office)                   9,504,997
    195,615 Kyocera Corp. (Electronics)                          16,859,087
    339,776 Max Co. (Office Equipment Manufacturer)               5,655,756
    260,750 Mirai Industry Co. (Electronics)                      5,177,545
  2,853,707 Mitsubishi Heavy Industries Ltd. (Machinery)         20,133,884
  2,639,790 Mitsui Marine & Fire (Insurance)                     18,133,918
    151,642 Nintendo (Toys)                                      15,375,614
    253,000 Ono Pharmaceutical (Pharmaceuticals)                  8,807,435
    498,354 Santen Pharmaceutical Co. (Pharmaceuticals)           8,674,349
    111,323 Sanyo Shinpan Financial (Financial)                   6,753,689
    357,654 Shimachu Co. (Retail-Furniture)                       9,277,547
    238,511 SMC Corp. (Machinery)                                23,579,033
    407,129 Taikisha Ltd. (Machinery)                             6,157,675
    376,002 Takeda Chemical Industry (Pharmaceuticals)           11,405,552
    223,037 TDK Corp. (Consumer Goods)                           19,222,453

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   Shares   Description                                        Value
------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 JAPANESE YEN (CONTINUED)
    409,835 Tostem Corp. (Building Materials)               $  9,211,331
    122,727 York Benimaru (Food-Retailer)                      3,411,676
------------------------------------------------------------------------
                                                             253,289,174
------------------------------------------------------------------------
 MALAYSIAN RINGGIT--1.0%
  1,645,557 Commerce Asset Holdings
             (Commercial Banks)                                4,117,792
    581,000 United Engineers Malaysia (Engineering)            4,053,232
------------------------------------------------------------------------
                                                               8,171,024
------------------------------------------------------------------------
 NETHERLANDS GUILDER--6.5%
    173,039 Aegon (Insurance)                                 13,120,017
    292,315 ASM Lithography HL
             (Electronics-Semiconductors)                     23,728,652
    131,669 Wolters Kluwer (Publishing)                       17,324,701
------------------------------------------------------------------------
                                                              54,173,370
------------------------------------------------------------------------
 PHILIPPINE PESO--0.3%
 13,746,266 Metro Pacific Corp.
             (Wholesale Trade)                                 2,166,784
------------------------------------------------------------------------
 PORTUGUESE ESCUDO--1.4%
    682,475 Elec de Portugal (Utility)                        11,562,336
------------------------------------------------------------------------
 SINGAPORE DOLLAR--1.0%
  1,850,266 Parkway Holdings (Conglomerate)                    8,489,767
         83 Singapore Land (Real Estate)                             409
------------------------------------------------------------------------
                                                               8,490,176
------------------------------------------------------------------------
 SPANISH PESETA--1.6%
     60,358 Banco Popular (Commercial Banks)                  13,357,266
------------------------------------------------------------------------
 SWEDISH KRONA--7.6%
    395,232 Ericsson Telecommunications (Computer/Office)     17,805,028
    572,104 Securitas AB (Business Services)                  16,632,389
    648,000 Sparbanken Sverige (Banking)                      14,210,348
  4,685,493 Swedish Match AB (Tobacco)                        14,854,823
------------------------------------------------------------------------
                                                              63,502,588
------------------------------------------------------------------------

   Shares    Description                                       Value
-------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SWISS FRANC--7.0%
      49,797 Adecco SA (Commercial Services)                $ 19,371,530
       6,384 Cie Financier Richemont AG (Consumer Goods)       9,402,497
      18,330 Novartis AG (Pharmaceuticals)                    29,381,753
-------------------------------------------------------------------------
                                                              58,155,780
-------------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $634,200,651)                                       $799,463,506
-------------------------------------------------------------------------
 SHORT-TERM OBLIGATION--4.8%
 $39,478,820 State Street Bank & Trust Euro-Time Deposit,
              5.69%, 08/01/1997                             $ 39,478,820
-------------------------------------------------------------------------
 TOTAL SHORT-TERM OBLIGATION
  (COST $39,478,820)                                        $ 39,478,820
-------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $673,679,471)(A)                                    $838,942,326
-------------------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which value
  exceeds cost                                              $178,334,650
 Gross unrealized loss for investments in which cost
  exceeds value                                              (18,650,863)
-------------------------------------------------------------------------
 Net unrealized gain                                        $159,683,787
-------------------------------------------------------------------------

(a) The aggregate cost for federal income tax purposes is $679,258,539.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

-------------------------------------------
COMMON STOCK INDUSTRY CONCENTRATIONS
-------------------------------------------
Automobiles & Automobile Parts         1.0%
Banking                                3.8%
Beverages                              0.6%
Building Materials                     1.1%
Business Services                      7.3%
Commercial Banks                       6.6%
Commercial Services                    2.3%
Computers/Office                       3.3%
Conglomerate                           1.0%
Consumer Goods                         3.4%
Electronics                           10.6%
Electronics-Semiconductors             2.9%
Engineering                            2.3%
Entertainment & Leisure                1.0%
Financial                              0.8%
Financial Services                     2.3%
Food Retailer                          0.4%
Health Care                            4.8%
Insurance                              3.8%
Machinery                              6.0%
Office Equipment Manufacturer          3.5%
Oil & Gas                              2.7%
Pharmaceuticals                        7.0%
Publishing                             2.1%
Real Estate                            1.0%
Retail-Furniture                       1.1%
Retail Trade                           2.4%
Textiles                               2.0%
Tobacco                                1.8%
Toys                                   1.9%
Utility                                5.1%
Wholesale Trade                        0.3%
-------------------------------------------
Total Common Stocks                   96.2%
-------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Small Cap Equity Fund seeks long-term capital appreciation, primarily through investments in equity securities of U.S. companies with market capitalizations of $1 billion or less. The fund is managed according to a "business value" approach to investing, which means we look for attractive companies with high or improving returns on capital that we believe can achieve solid, sustainable growth, as well as generate free cash after investing for future growth. This approach differs markedly from many emerging growth small-cap funds that invest in companies with high price-to-earnings multiples solely on the basis of rapid, but frequently unsustainable, growth rates. Our rigorous fundamental research includes meeting with a company's management and examining a company's competitors, customers and suppliers.

NAME CHANGE
  To more closely reflect the fund's value investment style, its name was changed in August from the Goldman Sachs Small Cap Equity Fund to the Goldman Sachs Small Cap Value Fund. Please note that the fund's objective and investment focus remain the same.

PERFORMANCE REVIEW: FUND SIGNIFICANTLY OUTPERFORMED THE BENCHMARK

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN
                                (BASED ON NET                                       RUSSELL 2000
                                ASSET VALUE)                                        TOTAL RETURN
                              -----------------                                     ------------
  Class A*                         17.65%                                              13.07%
  Class B*                         17.26%                                              13.07%

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  Overall, small-cap stocks continued to lag large-cap stocks during the period, primarily due to the relatively weak performance of emerging growth small caps early in the year. Though the emerging growth sector strengthened during the second quarter, small-cap stocks with value characteristics, which the fund emphasizes, significantly outperformed small-cap growth stocks for the period as a whole. The period was marked by significant volatility, with the Russell 2000 down nearly 10% toward the end of April, and then rebounding to close up 13% at the end of July. The turbulence was primarily driven by concerns over tightening monetary policy in the first quarter, which faded as more moderate growth was reported in the second quarter.
  THE FUND'S CLASS A AND CLASS B SHARES BOTH SIGNIFICANTLY OUTPERFORMED THE BENCHMARK DURING THE PERIOD, PRIMARILY DUE TO SUCCESSFUL STOCK SELECTION IN A WIDE RANGE OF INDUSTRIES. In general, the fund's best performers achieved strong results relative to the benchmark due to several reasons:
 .The stock prices of several holdings rebounded when company fundamentals stabilized and began to improve after previous earnings disappointments or operational difficulties. These included health-related companies such as MARINER HEALTH GROUP INC. and SUN HEALTHCARE GROUP INC. (providers of long-term care services) as well as specialty retailers such as GENERAL NUTRITION COS. INC. (vitamins and nutrition supplements) and J. BAKER, INC. (men's apparel and discount licensed shoe departments). The solid performance of Mariner Health Group and Sun Healthcare Group was particularly notable as the healthcare sector was among the weakest overall performers in the Russell 2000 over the period.
 .A number of stocks appreciated when their continued strong underlying growth began to be more widely recognized by the market. These included two of the fund's restaurant investments, IHOP CORP. and MORTON'S RESTAURANT GROUP, INC.; financial stocks such as IPC HOLDINGS LTD. (catastrophe reinsurance) and HORACE MANN EDUCATORS CORP. (property, casualty and life insurance for the educator market); CARBIDE/GRAPHITE GROUP, INC. (a manufacturer of electrodes for steel mini-

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
mills); and MOVADO GROUP INC. (owner of the Movado, Concord and Esquire watch brands).
 .Some holdings performed well when they received and accepted merger proposals. These included HERITAGE MEDIA CORP. (in-store marketing products and services), DECISIONONE CORP. (computer support provider) and LESLIE'S POOLMART, INC. (swimming pool supplies).
  An investment that did not meet our expectations was GROUPE AB, the largest independent provider of content for French television, which declined due to concerns over the potential cancellation of a major customer's expected youth programming orders. We believe the market has overreacted to this news as Groupe AB has the potential to benefit from the distribution of its library of youth programming to other television broadcasters. In addition, the company has large upside opportunity as one of three main providers of direct-to-home satellite services in the French market.

NEW INVESTMENTS IN HEALTHCARE AND BASIC INDUSTRY, SALES IN SEVERAL HOLDINGS
  New investments in healthcare during the period included QUEST DIAGNOSTICS, INC., one of the top three clinical laboratories in the U.S., which is positioned to benefit from its turnaround plan, and PHYSICIANS RESOURCE GROUP INC., the leading provider of physician practice management services to ophthalmic practices. In basic industry, new investments included FEDDERS CORP., the largest manufacturer of room air conditioners in North America, which has exciting international growth opportunities, and REXEL INC., a well-managed, expanding distributor of electrical products to the construction and utility industries.
  During the period, we sold a number of holdings (e.g., HORACE MANN EDUCATORS CORP., THE MORNINGSTAR GROUP and AMERICAN SAFETY RAZOR CO.) after they reached our target prices. Though the fund's cash position increased significantly as a result of new sales, we are gradually reinvesting the cash as we identify attractive investments that meet our disciplined selection criteria.

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                      PERCENTAGE
                                       OF TOTAL
  COMPANY           LINE OF BUSINESS  NET ASSETS
  -------           ----------------  ----------
  Movado Group,     Luxury Watch         4.3%
   Inc.              Distributor
  Friedman's, Inc.  Jewelry Retailer     3.6
  Groupe AB         Media Content        3.5
                     Provider
  Heritage Media    Media/Marketing      3.2
   Corp.             Services
  J. Baker, Inc.    Specialty Apparel    2.8
  Landstar System
   Inc.             Trucking             2.8
  Quest
   Diagnostics,     Clinical
   Inc.              Laboratories        2.5
  Terra Nova                             2.5
   Bermuda          Property/Casualty
   Holdings          Insurance
  Morton's          Restaurants          2.5
   Restaurant
   Group, Inc.
  DecisionOne       Computer Support     2.5
   Corp.             Provider

OUTLOOK
  The stock market as a whole has reached historically high valuations as a result of the most recent rally. However, we believe the outlook for small-cap stocks is potentially more positive than that of large caps, as small-cap valuations have remained at relatively modest levels. If the investment environment becomes more volatile due to a deterioration in sentiment, stock selection will play an increasingly important role in determining returns. We remain optimistic that our disciplined, bottom-up investment approach will enable us to continue to identify attractive opportunities.


/s/ Paul D. Farrell             /s/ Matthew B. McLennan

Paul D. Farrell                 Matthew B. McLennan
Senior Portfolio Manager,       Portfolio Manager,
U.S. Active Equity Value        U.S. Active Equity Value

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                              Value
---------------------------------------------------------------
 COMMON STOCKS--83.3%
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--2.0%
     889,700 APS Holding Corp.*                    $  6,394,719
---------------------------------------------------------------
 BANKS--0.8%
      63,325 Banca U.S.*                              1,021,116
      94,200 Northwest Savings Bank                   1,660,275
---------------------------------------------------------------
                                                      2,681,391
---------------------------------------------------------------
 COMMERCIAL PRODUCTS--3.0%
     211,000 Figgie International, Inc. Class A*      3,006,750
     239,300 Figgie International, Inc. Class B*      3,305,331
     194,600 Spartech Corp.                           2,991,975
---------------------------------------------------------------
                                                      9,304,056
---------------------------------------------------------------
 COMMERCIAL SERVICES--3.1%
     151,700 Black Box Corp.*                         5,537,050
      74,600 Galileo International Inc.*              1,967,575
     539,200 Opinion Research Corp.*                  2,089,400
---------------------------------------------------------------
                                                      9,594,025
---------------------------------------------------------------
 COMMUNICATIONS-MEDIA SERVICES--1.6%
     176,700 Rural Cellular Corp.*                    1,833,263
      78,300 Telephone & Data Systems, Inc.           3,004,763
---------------------------------------------------------------
                                                      4,838,026
---------------------------------------------------------------
 DATACOM EQUIPMENT--2.5%
     327,700 DecisionOne Corp.*                       7,598,544
---------------------------------------------------------------
 ELECTRIC UTILITIES--2.4%
     538,800 Central Maine Power Co.                  7,273,800
---------------------------------------------------------------
 ELECTRICAL EQUIPMENT--4.3%
     187,700 Carbide/Graphite Group*                  5,443,300
     378,300 Fedders Corp Class A*                    2,246,156
     258,100 Fedders Corp.                            1,564,731
     214,900 Rexel, Inc.*                             3,921,925
---------------------------------------------------------------
                                                     13,176,112
---------------------------------------------------------------
 ENGINEERING--0.2%
      59,500 RCM Technologies*                          654,500
---------------------------------------------------------------
 ENTERTAINMENT AND LEISURE--1.3%
      11,600 CMP Media Inc.*                            313,200
      70,100 Royal Caribbean Cruise Lines             2,782,094

   Shares    Description                        Value
---------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERTAINMENT AND LEISURE (CONTINUED)
      44,700 Silverleaf Resorts, Inc.*       $    877,238
---------------------------------------------------------
                                                3,972,532
---------------------------------------------------------
 FINANCIAL SERVICES--0.9%
     118,500 Amerin Corp.*                      2,918,063
---------------------------------------------------------
 FOOD--0.4%
     259,900 Cadiz Land Co., Inc.*              1,348,231
---------------------------------------------------------
 FOOD PRODUCERS--1.0%
     374,600 Alpine Lace Brands, Inc.*          3,043,625
---------------------------------------------------------
 HEALTH & MEDICAL SERVICES--1.9%
      82,100 Matria Healthcare, Inc.*             369,450
      61,100 Perrigo Co.*                         794,300
     564,100 Physicians Resource Group I*       4,724,338
---------------------------------------------------------
                                                5,888,088
---------------------------------------------------------
 HEALTHCARE MANAGEMENT--7.3%
     443,200 Mariner Health Group, Inc.*        5,955,500
     445,300 Quest Diagnostics Inc.*            7,737,088
     164,200 Sierra Health Services, Inc.*      5,398,075
     168,300 Sun Healthcare Group, Inc.*        3,565,856
---------------------------------------------------------
                                               22,656,519
---------------------------------------------------------
 HOME FURNISHING & SERVICES--0.7%
     197,600 Congoleum Corp.*                   2,198,300
---------------------------------------------------------
 INSURANCE-LIFE--0.3%
      37,300 ARM Financial Group, Inc.*           773,975
---------------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--7.0%
     142,700 IPC Holdings Ltd.                  4,245,325
     117,700 Scpie Holdings, Inc.               3,104,338
     126,600 Seibels Bruce Group*               1,076,100
     301,900 Symons International Group*        5,660,625
     329,600 Terra Nova Bermuda Holdings        7,663,200
---------------------------------------------------------
                                               21,749,588
---------------------------------------------------------
 JEWELRY--4.3%
     458,075 Movado Group, Inc.                13,284,175
---------------------------------------------------------


---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 MEDIA--3.7%
   1,369,400 Groupe AB SA ADR*                    $ 10,698,438
      34,400 Scientific Games Holdings, Inc.*          597,270
--------------------------------------------------------------
                                                    11,295,708
--------------------------------------------------------------
 MEDIA/ENTERTAINMENT--1.1%
     432,300 International Post Ltd.*                1,296,900
     367,400 Platinum Entertainment, Inc.*           2,158,475
--------------------------------------------------------------
                                                     3,455,375
--------------------------------------------------------------
 PACKAGING--0.6%
      93,600 Shorewood Packaging Corp.*              1,977,300
--------------------------------------------------------------
 PHARMACEUTICALS--0.5%
      87,900 Chirex, Inc.*                           1,505,288
--------------------------------------------------------------
 RADIO AND TELEVISION BROADCASTING--4.8%
     562,800 Heritage Media Corp.*                   9,919,350
     370,200 Pegasus Communications, Inc.*           4,905,150
--------------------------------------------------------------
                                                    14,824,500
--------------------------------------------------------------
 REAL ESTATE--1.1%
     186,800 Insignia Financial Group, Inc.*         3,549,200
--------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS--1.0%
     132,900 Boykin Lodging Trust Inc                3,148,069
--------------------------------------------------------------
 RECREATIONAL PRODUCTS--0.8%
     335,800 DSI Toys Inc.*                          2,518,500
--------------------------------------------------------------
 RESTAURANTS & HOTELS--3.4%
      90,700 IHOP Corp.*                             2,879,725
     362,000 Mortons Restaurant Group, Inc.*         7,602,000
--------------------------------------------------------------
                                                    10,481,725
--------------------------------------------------------------
 RETAIL HARDGOODS--3.7%
     731,000 Brookstone Inc.*                        6,487,625
     290,700 Finlay Enterprises, Inc.*               4,941,900
--------------------------------------------------------------
                                                    11,429,525
--------------------------------------------------------------
 SPECIALTY FINANCE--1.3%
     341,500 Long Beach Financial Corp.*             3,927,250
--------------------------------------------------------------
 SPECIALTY RETAIL--9.5%
     720,100 Friedmans, Inc.*                       11,071,538
      43,100 General Nutrition Companies, Inc.*      1,228,350

   Shares    Description                              Value
---------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SPECIALTY RETAIL (CONTINUED)
      67,100 Hibbett Sporting Goods, Inc.*         $  1,526,525
     999,300 J. Baker, Inc.                           8,743,875
      34,900 Linens N'things, Inc.*                     981,563
     765,300 Loehmann's, Inc.*                        5,309,269
     125,400 Multiple Zones International, Inc.*        603,488
---------------------------------------------------------------
                                                     29,464,608
---------------------------------------------------------------
 STEEL--1.3%
      84,400 J & L Specialty Steel, Inc.              1,139,400
     153,500 Lukens Inc.                              2,935,688
---------------------------------------------------------------
                                                      4,075,088
---------------------------------------------------------------
 TEXTILES--1.8%
     151,800 Pluma, Inc.*                             2,191,613
     144,900 Synthetic Industries, Inc.*              3,396,086
---------------------------------------------------------------
                                                      5,587,699
---------------------------------------------------------------
 TRUCKING--3.7%
     193,400 Allied Holdings, Inc.*                   2,949,350
     341,900 Landstar Systems, Inc.*                  8,547,500
---------------------------------------------------------------
                                                     11,496,850
---------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $230,250,550)                              $258,084,954
---------------------------------------------------------------
  Principal
   Amount    Description                              Value
---------------------------------------------------------------
 CORPORATE BONDS--0.1%
 $   500,000 J. Baker, Inc.
              7.0%, 06/01/02                       $    446,250
---------------------------------------------------------------
 TOTAL CORPORATE BONDS
  (COST $498,537)                                  $    446,250
---------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Contracts  Description                                             Value
------------------------------------------------------------------------------
 OPTIONS--0.3%
         500 S&P 500 Index Put Strike 900
              exp.09/97                                           $    518,750
         200 S&P 500 Index Put Strike 825
              exp.09/97                                                 47,500
         300 S&P 500 Index Put Strike 775
              exp.09/97                                                 30,000
         350 S&P 500 Index Put Strike 800
              exp.09/97                                                 48,125
         500 S&P 500 Index Put Strike 875
              exp.09/97                                                325,000
------------------------------------------------------------------------------
                                                                       969,375
------------------------------------------------------------------------------
 TOTAL OPTIONS
  (COST $3,270,771)                                               $    969,375
------------------------------------------------------------------------------
  Principal
   Amount    Description                                             Value
------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--16.1%
 $49,800,000 Joint Repurchase Agreement Account
              5.84%, 08/01/97                                     $ 49,800,000
------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS
  (COST $49,800,000)                                              $ 49,800,000
------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $283,819,858)(A)                                          $309,300,579
------------------------------------------------------------------------------
  Contracts  Description                                             Value
------------------------------------------------------------------------------
 OPTIONS WRITTEN--(0.2%)
 CALL OPTIONS WRITTEN
         500 Black Box Corp., Call Strike $35 expiring 09/20/97        262,500
         500 Black Box Corp., Call Strike $40 expiring 09/20/97        100,000
         400 General Nutrition Companies, Inc., Call Strike $25
              expiring 10/18/97                                        185,000
         400 Royal Caribbean Cruise Lines Call Strike $40
              expiring 09/20/97                                         80,000
------------------------------------------------------------------------------
 TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $528,963)                                         627,500
------------------------------------------------------------------------------

 Description         Value
-------------------------------
 FEDERAL INCOME TAX
 INFORMATION:
 Gross
  unrealized
  gain for
  investments in
  which value
  exceeds cost    $ 52,656,504
 Gross
  unrealized
  loss for
  investments in
  which cost
  exceeds value    (27,422,188)
-------------------------------
 Net unrealized
  gain            $ 25,234,316
-------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $284,066,263.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
-------------------------------------------------------------------------------
GOLDMAN SACHS ASIA GROWTH FUND
--------------------------------------  --------------------------------------
--------------------------------------  --------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Asia Growth Fund seeks long-term capital appreciation by investing in a limited number of carefully selected companies located in 12 Asian markets: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.
  We utilize extensive fundamental research in our search for well-managed companies whose stock prices are, in our opinion, undervalued in the marketplace. Because many companies in the Asian region are growing at relatively rapid rates, we consider a company's return on capital, its price-to-book value and the predictability of its earnings stream as among the best measures of its intrinsic value. A strong market position and a skilled management team dedicated to maximizing shareholder returns are also important to us. Our investment process includes face-to-face meetings with senior management as well as frequent contact with a company's customers, suppliers and competitors.
  While our primary focus is on stock selection, we seek to carefully manage risk by diversifying the fund's portfolio in terms of countries, industry sectors and size of capitalization. We are also mindful of making certain that the market for a particular stock is relatively liquid, so we can easily sell a position if our opinion changes. From time to time, we may choose to significantly overweight or underweight our holdings in a country compared with our benchmark, if we believe there is a compelling reason to do so. Finally, we closely monitor the potential impact of political and economic events in the region on particular companies and adjust the portfolio accordingly.

MARKET OVERVIEW: REGIONAL FACTORS DAMPENED PERFORMANCE OF SEVERAL KEY MARKETS
  Asian stock markets returned 1.3% during the period, as measured by the MSCI All Country Asia Free (Ex Japan) Index (without dividends reinvested). During the first half of the period, several key issues dampened the region's performance, including continued uncertainty in Thailand, the results of the Indian budget process and several weaker than expected Asian economic indicators. In May and June, the Asian equity markets improved as earlier concerns eased and investors grew increasingly optimistic regarding the Hong Kong handover. The period closed on a volatile note, however, when Thailand's devaluation of the baht sparked currency turmoil throughout the region, particularly the ASEAN (Association of South East Asian Nations) countries.
  On an individual country level, Taiwan and India were two of the strongest performing markets, rising 31.4% and 26.7%, respectively (in U.S. dollar terms). Taiwan's market benefited from local liquidity, an accommodative monetary policy and a constant inflow of foreign capital, all of which helped it reach a seven-year record high in July. In India, stocks briefly came under pressure due to political uncertainty but recovered when Indian politicians renewed their commitment to liberalization and deregulation. Hong Kong, the most heavily weighted country in the Index, also performed well, particularly during the latter half of the period when property stocks rebounded on positive sentiment related to the July handover and China-related "red-chip" stocks soared on investor excitement over China's potential asset injections. In contrast, several markets experienced sharp declines. Thailand was one of the weakest performers, as it suffered from an overextended financial sector, sharp downgrades to earnings forecasts and an uncertain political outlook. The Thai situation impacted countries such as Malaysia and the Philippines, where spillover concerns regarding a run on their respective currencies led investors to decrease their weightings in those stock markets.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

PERFORMANCE REVIEW: TOP PERFORMING STOCKS IN A VARIETY OF MARKETS

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN
                                (BASED ON NET                           MSCI AC ASIA FREE
                                ASSET VALUE)                            (EX JAPAN) INDEX+
                              -----------------                         -----------------
  Class A*                          1.29%                                     1.30%
  Class B*                          0.99%                                     1.30%
  Institutional*                    1.59%                                     1.30%

* Class A, B and Institutional share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.
+ Represents a price-only index that does not reflect reinvested dividends.

  Though the region's performance was generally weak, the fund benefited from our specific stock selections. Several of the fund's country weightings also worked in its favor, such as its overweighting in Hong Kong, which performed well, and its underweighting in Thailand and Malaysia, two of the weakest markets. Conversely, the fund's overweighting in the Philippines was negative for the portfolio.
  The fund's top performers came from a variety of different countries. In India, HINDUSTAN LEVER, LTD., which is 51% owned by Unilever, appreciated as its core business in detergents and soaps achieved strong growth rates and its merger with Brooke Bond Lipton India Ltd. was finally approved by the Indian Supreme Court. TAIWAN-SOGO SHINKONG, a Taiwan-based security services company that controls approximately 38% of the market, recorded strong results driven by increased demand for its products following several high-profile kidnappings in Taiwan.
  The fund's overweighting in Hong Kong's banking sector also contributed significantly to performance as our bank stocks did very well, particularly in May. HSBC HOLDINGS PLC, a banking and financial services organization, rose approximately 50% during the period due to a favorable re-rating and strong earnings fueled by fast growth in the Hong Kong banking market. Other favorable investments in the sector were WING HANG BANK LTD., the portfolio's largest holding as of July 31, and DAO HENG BANK GROUP LTD., a new position added during the period.

PORTFOLIO COMPOSITION
  As of July 31, 1997, 93.6% of the fund's net assets was invested in equities and 6.0% was in cash equivalents, with the remainder in other securities. By country, the portfolio's five largest allocations were in Hong Kong (40.6%), Malaysia (12.1%), Singapore (10.5%), India (6.2%) and Taiwan (6.1%). Compared with the Index, as of the end of the period, the portfolio was overweighted in Hong Kong and the Philippines and underweighted in Malaysia, Indonesia, Thailand and Taiwan.
  The fund's 40.6% allocation in Hong Kong included 4.4% in China-based companies that are traded on the Hong Kong stock exchange. The fund has not made any direct investments in China due to its poor regulatory environment and generally weak company management. Instead, we seek to participate in China's growth potential through China-related stocks in other countries or stocks of companies that operate in China but are listed on the Hong Kong exchange, where companies are required to meet higher standards. We expect these management issues and stock market regulations to continue under Hong Kong's new China-appointed Special Administrative Region (SAR) government. In addition, we expect to limit the fund's exposure to "red-chip" stocks traded in Hong Kong, as most of them are trading at a substantial premium to their asset values with little or no fundamental justification.

PORTFOLIO CHANGES INCLUDED NEW POSITIONS IN HEALTHCARE AND PROPERTY DEVELOPMENT STOCKS
  During the period, we added a number of stocks to the portfolio. In March, we initiated a position in PARKWAY HOLDINGS (Singapore), the largest healthcare group in the region, which is currently focusing on

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS ASIA GROWTH FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
regional expansion and has established hospitals in Indonesia, Malaysia and India. Another new investment was NEW WORLD DEVELOPMENT, a Hong Kong-based property developer with rapidly increasing exposure to projects in China. New World Development is expected to be one of the prime beneficiaries of the land supply policies of the new SAR government. During the period, we sold METROPOLITAN BANK AND TRUST, the largest bank in the Philippines, due to its expensive valuation and a deterioration of the company's fundamentals.

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                         PERCENTAGE
                                          OF TOTAL
  COMPANY (LINE OF BUSINESS)   COUNTRY   NET ASSETS
  --------------------------   -------   ----------
  Wing Hang Bank Ltd.          Hong Kong    4.1%
   Banking and
    Finance
  Taiwan-Sogo
   Shinkong                    Taiwan       4.0
   Consumer Goods and
    Services
  Dao Heng Bank Group
   Ltd.                        Hong Kong    3.7
   Banking and
    Finance
  Hutchison Whampoa            Hong Kong    3.7
   Conglomerate
  Hong Kong Electric
   Holdings                    Hong Kong    3.7
   Utilities
  New World
   Development                 Hong Kong    3.5
   Real Estate
  HKR International
   Ltd.                        Hong Kong    3.4
   Real Estate
  Asia Satellite
   Telecommunications          Hong Kong    3.4
   Telecommunications
  Dah Sing Financial           Hong Kong    3.3
   Banking and
    Finance
  Hindustan Lever,
   Ltd.                        India        3.3
   Consumer Products

OUTLOOK
  We are generally positive on the long-term outlook of the Asian markets. However, we remain cautious over the near term as the volatility of these markets will be higher due to uncertainties resulting from the delinking of a number of currencies from the U.S. dollar. Select Asian equities remain attractively valued on a historical basis and are expected to benefit from a pickup in export growth, improved inflation and a modest economic recovery throughout the region subsequent to the currency devaluations. We will manage our exposure in a conservative manner as we remain committed to our long-term investment style.
  We intend to focus our investments in those countries with strong domestic growth. We expect to maintain the fund's overweighting in Hong Kong, as we anticipate most companies will continue to perform well under its new China-appointed government. Hong Kong's political situation is currently marked by concerns that China might implement drastic changes that could jeopardize the existing laissez-faire environment that Hong Kong has thrived on, as well as rumors that the SAR government may introduce measures to cool the property sector. However, we believe the Hong Kong equity market will benefit from strong earnings momentum and increased exposure to the recovering Chinese economy. We also favor some of the smaller Asian markets where we expect macroeconomic conditions to improve. In particular, subsequent to their currency devaluations, both the Philippines and Indonesia should enjoy better economic climates amongst the Asian countries, and should continue to record improved export growth and healthy corporate profits.
  In contrast, we intend to limit our exposure to Thailand, which continues to experience structural problems. To rebuild the Thai economy, Thailand will need to implement a series of fiscal tightenings and a comprehensive restructuring in the months and years ahead to correct the past misallocation of resources. We will also remain underweighted in Malaysia, where economic overheating remains a concern.
  In general, we expect Asian markets will benefit over time as foreign investment in the region increases. Therefore, we urge investors to be prepared to withstand periods of volatility and to view the fund as a long-term investment opportunity.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

/s/ Warwick M. Negus

Warwick M. Negus
Senior Portfolio Manager,
Asia Active Equity

/s/ Alice Lui

Alice Lui
Portfolio Manager,
Asia Active Equity

/s/ Ravi Shanker

Ravi Shanker
Portfolio Manager,
Asia Active Equity

/s/ Karma A. Wilson

Karma A. Wilson
Portfolio Manager,
Asia Active Equity

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS ASIA GROWTH FUND
July 31, 1997
(Unaudited)

-------------------------------------------------------------------------------
   Shares   Description                                               Value
-------------------------------------------------------------------------------
 COMMON STOCKS--89.4%
 HONG KONG DOLLAR--40.6%
  3,049,000 Asia Satellite Telephone (Telecommunications)          $  9,155,861
 17,231,000 Beijing Datang Power Gen-H
             (Utility)                                                8,735,121
  1,420,600 Dah Sing Financial
             (Banking)                                                9,063,951
  1,660,000 Dao Heng Bank Group
             (Banking)                                               10,119,729
  6,103,440 HKR International Ltd. (Real Estate)                      9,183,736
  2,447,500 Hong Kong Electric Holdings (Utility)                     9,989,151
     95,283 HSBC Holdings (Banking)                                   3,322,752
  1,028,000 Hutchison Whampoa (Diversified)                          10,024,411
  1,309,000 New World Development Co.
             (Real Estate)                                            9,425,476
    670,000 Sun Hung Kai Properties Co.
             (Real Estate)                                            8,415,563
    916,000 Swire Pacific Ltd. "A" (Diversified)                      8,695,641
  1,877,000 Wing Hang Bank Ltd.
             (Banking)                                               11,224,424
 11,000,000 Zhejiang Expressway (Construction)                        3,267,678
-------------------------------------------------------------------------------
                                                                    110,623,494
-------------------------------------------------------------------------------
 INDIAN RUPEE--6.2%
    190,000 Colgate Palmolive (Consumer Goods and Services)           1,716,627
    227,600 Hindustan Lever Ltd.
             (Consumer Goods and Services)                            9,047,889
    427,000 ITC Ltd. (Consumer Goods and Services)                    6,160,667
        644 Larsen & Toubro Ltd. (Heavy Industry)                         4,858
        350 Mahindra & Mahindra Ltd.
             (Automotive)                                                 4,309
        400 Niit Limited (Technology)                                     5,065
-------------------------------------------------------------------------------
                                                                     16,939,415
-------------------------------------------------------------------------------
 INDONESIAN RUPIAH--6.0%
  2,374,750 Indofoods Sukses Makmur--Foreign (Consumer Goods and
             Services)                                                4,949,288
    464,300 Peregrine Indo Food ADR (Food)                            1,420,758
  2,346,000 PT Bank of Bali--Foreign (Banking)                        6,504,207
  2,613,000 PT Jaya Real Property--Foreign
             (Real Estate)                                            3,497,323
-------------------------------------------------------------------------------
                                                                     16,371,576
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
   Shares   Description                                             Value
-----------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 MALAYSIAN RINGGIT--11.9%
  1,703,800 Commerce Asset Holdings
             (Banking)                                           $  4,263,537
  1,919,000 Road Builder Malaysia Holdings
             (Construction & Infrastructure)                        8,003,412
  1,695,000 Tenaga National Berhad (Utility)                        6,812,133
  1,470,000 UMW Holdings Berhad
             (Automotive)                                           5,796,398
  1,081,000 United Engineers Malaysia (Construction
             and Infrastructure)                                    7,541,384
-----------------------------------------------------------------------------
                                                                   32,416,864
-----------------------------------------------------------------------------
 NEW TAIWAN DOLLAR--6.1%
  2,673,750 Kindom Construction Co. Ltd.
             (Real Estate)                                          5,869,207
  2,791,677 Taiwan-Sogo Shinkong (Consumer Goods and Services)     10,894,349
-----------------------------------------------------------------------------
                                                                   16,763,556
-----------------------------------------------------------------------------
 PHILIPPINE PESO--5.3%
  7,971,000 Ayala Land Inc. "B" (Real Estate)                       5,809,373
  1,169,570 Manila Electric Co., Class B
             (Utility)                                              4,995,452
 23,028,400 Metro Pacific Corp., Class A
             (Diversified)                                          3,629,900
-----------------------------------------------------------------------------
                                                                   14,434,725
-----------------------------------------------------------------------------
 SINGAPORE DOLLAR--10.5%
    858,000 City Developments (Real Estate)                         7,290,463
    356,750 Keppel Land Warrants (Real Estate)                        329,808
    949,800 Overseas Union Bank--Foreign (Banking)                  6,165,855
  1,860,000 Parkway Holdings (Consumer
             Goods and Services)                                    8,534,430
    337,000 Singapore Press Holdings--Foreign (Media)               6,391,340
-----------------------------------------------------------------------------
                                                                   28,711,896
-----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------

    Shares    Description                                   Value
---------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SOUTH KOREAN WON--2.7%
        7,132 Samsung Fire & Marine Insurance
               (Financial Services)                      $  2,931,332
        4,758 SK Telecom (Telecommunications)               3,536,424
       86,920 SK Telecom ADR (Telecommunications)             999,579
---------------------------------------------------------------------
                                                            7,467,335
---------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $211,826,215)                                    $243,728,861
---------------------------------------------------------------------
  Principal
    Amount    Description                                   Value
---------------------------------------------------------------------
 CORPORATE BONDS--0.2%
 MALAYSIAN RINGITT--0.2%
 MYR1,024,000 United Engineers Malaysia (Construction)
               4.00%, 05/22/99                           $    628,954
---------------------------------------------------------------------
 TOTAL CORPORATE BONDS
  (COST $521,580)                                        $    628,954
---------------------------------------------------------------------
 STRUCTURED NOTES--4.4%
  $ 1,000,000 SK Telecom                                 $    981,300
      783,987 Taiwan Index Linked Note                     10,928,779
---------------------------------------------------------------------
 TOTAL STRUCTURED NOTES
  (COST $10,935,000)                                     $ 11,910,079
---------------------------------------------------------------------
    Shares    Description                                   Value
---------------------------------------------------------------------
 EQUITY LINKED NOTE--0.2%
  $     1,308 SK Telecom (Telecommunications)            $    690,716
---------------------------------------------------------------------
 TOTAL EQUITY LINKED NOTE
  (COST $667,627)                                        $    690,716
---------------------------------------------------------------------

------------------------------------------------------------------------
  Principal
   Amount    Description                                      Value
------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--6.0%
 $16,284,594 State Street Bank & Trust Euro-Time Deposit
              5.687%, 08/01/97                             $ 16,284,594
------------------------------------------------------------------------
 TOTAL SHORT-TERM OBLIGATIONS
  (COST $16,284,594)                                       $ 16,284,594
------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $240,235,016)(A)                                   $273,243,209
------------------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which value
  exceeds cost                                             $ 42,057,404
 Gross unrealized loss for investments in which cost
  exceeds value                                             (13,554,092)
------------------------------------------------------------------------
 Net unrealized gain                                       $ 28,503,312
------------------------------------------------------------------------

(a) The aggregate cost for federal income tax purposes is $243,331,769.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

----------------------------
COMMON STOCKS INDUSTRY
CONCENTRATIONS
----------------------------
Automotive              2.1%
Banking                18.5%
Construction and
 Infrastructure         6.9%
Consumer Goods and
 Services              15.1%
Diversified             8.2%
Engineering + Others    0.2%
Financial Services      1.1%
Food                    0.5%
Heavy Industry          0.0%
Media                   2.3%
Real Estate            18.3%
Technology              0.0%
Telecommunications      5.0%
Utility                11.2%
----------------------------
TOTAL COMMON STOCKS    89.6%
----------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                               GOLDMAN SACHS   GOLDMAN SACHS
                                                 BALANCED     CORE U.S. EQUITY
                                                   FUND             FUND
                                               -------------------------------
ASSETS:
Investments in securities, at value
 (identified cost $127,753,734, $377,598,149,
 $28,826,861, $826,462,978, $142,278,430,
 $673,679,471, $283,819,858 and $240,235,016,
 respectively)                                 $145,647,765     $542,098,398
Cash, at value                                       24,774           93,046
Receivables:
 Investment securities sold                       3,238,030               --
 Forward foreign currency exchange contracts             --               --
 Fund shares sold                                   879,535        5,489,136
 Dividends and interest                             651,887          496,369
 Variation margin                                     9,657           20,000
Deferred organization expenses, net                  29,512               --
Other assets                                         70,779           11,347
------------------------------------------------------------------------------
 TOTAL ASSETS                                   150,551,939      548,208,296
------------------------------------------------------------------------------
LIABILITIES:
Options Written, at value (premium received,
 $528,963)                                               --               --
Payables:
 Investment securities purchased                 16,714,962               --
 Forward foreign currency exchange contracts         11,101               --
 Fund shares repurchased                             80,696          123,745
 Capital gains tax                                       --               --
 Amounts owed to affiliates                         184,578          780,165
 Variation margin                                        --               --
Accrued expenses and other liabilities               39,439          128,711
------------------------------------------------------------------------------
 TOTAL LIABILITIES                               17,030,776        1,032,621
------------------------------------------------------------------------------
NET ASSETS:
Paid-in capital                                 108,955,474      354,693,448
Accumulated undistributed (distributions in
 excess of) net investment income (loss)            339,584        2,043,010
Accumulated undistributed (distributions in
 excess of) net realized gain (loss) on
 investment, option and futures transactions      6,207,098       25,574,291
Accumulated net realized foreign currency
 loss                                                (2,148)              --
Net unrealized gain on investments, options
 and futures                                     18,014,255      164,864,926
Net unrealized gain (loss) on translation of
 assets and liabilities denominated in
 foreign currencies                                   6,900               --
------------------------------------------------------------------------------
 NET ASSETS                                    $133,521,163     $547,175,675
------------------------------------------------------------------------------

                                     Class A    Class B    Class A     Class B
                                  ------------- ------- ------------- ---------
Total shares of beneficial
 interest outstanding, $.001 par
 value
 (100,000,000 and 25,000,000
 shares authorized for each
 Class A and B, respectively)       5,812,234   434,759  11,508,646   1,352,331
Net asset and Class A redemption
 value per share(a)                    $21.38    $21.30      $28.47      $28.23
Maximum public offering price
 per share (Class A
 NAV X 1.0582)                         $22.62    $21.30      $30.13      $28.23
                                  Institutional Service Institutional  Service
                                  ------------- ------- ------------- ---------
Total shares of beneficial
 interest outstanding, $.001 par
 value
 (50,000,000 shares per each
 class authorized)                         --        --   6,121,100     197,898
Net asset value, offering and
 redemption price per share                --        --      $28.71      $28.43
-------------------------------------------------------------------------------

(a) At redemption, Class B shares are subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 GOLDMAN SACHS  GOLDMAN SACHS  GOLDMAN SACHS    GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
 CORE LARGE CAP CAPITAL GROWTH    MID CAP    INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
  GROWTH FUND        FUND       EQUITY FUND          FUND               FUND           FUND
------------------------------------------------------------------------------------------------
  $32,639,495   $1,180,290,404 $187,426,440      $838,942,326       $309,300,579   $273,243,209
       10,398           54,166       43,278           160,110            210,038      2,861,814
           --               --      819,883           457,596          1,947,290             --
           --               --           --         7,725,121                 --             --
    1,001,965        4,256,988    1,044,197         5,090,337          3,836,809        350,379
       21,085          897,205      152,413           468,788             69,615        422,050
           --               --           --                --                 --             --
       47,479               --       51,544             7,346              6,789         61,377
       47,701            9,494       66,516           524,549                750         24,844
------------------------------------------------------------------------------------------------
   33,768,123    1,185,508,257  189,604,271       853,376,173        315,371,870    276,963,673
------------------------------------------------------------------------------------------------
           --               --           --                --            627,500             --
      407,378        8,221,644      359,116        15,473,640          4,112,414        783,887
           --               --           --           707,762                 --             --
          612          311,158           --         4,371,624            343,333        482,630
           --               --           --                --                 --      1,408,129
       42,652        1,795,928      107,071         1,646,456            543,850        596,421
           --               --           --                --                 --        779,796
       90,508           60,368       44,441           464,249              4,781        225,073
------------------------------------------------------------------------------------------------
      541,150       10,389,098      510,628        22,663,731          5,631,878      4,275,936
------------------------------------------------------------------------------------------------
   29,040,278      691,258,887  120,969,622       614,334,694        256,493,400    256,752,469
       24,537          609,537      580,925         1,036,836           (620,559)      (792,684)
      349,524      129,423,309   22,395,086        45,368,038         28,484,967    (12,411,607)
           --               --           --        (1,890,238)                --     (2,433,287)
    3,812,634      353,827,426   45,148,010       211,562,708         25,382,184     39,610,602
           --               --           --       (39,699,596)                --     (8,037,756)
------------------------------------------------------------------------------------------------
  $33,226,973   $1,175,119,159 $189,093,643      $830,712,442       $309,739,992   $272,687,737
------------------------------------------------------------------------------------------------

   Class A     Class B    Class A    Class B    Class A    Class B    Class A     Class B     Class A    Class B    Class A
-------------  ------- ------------- ------- ------------- ------- ------------- --------- ------------- ------- -------------
  2,468,215    312,763  56,181,750   818,966          --       --   30,913,314   2,125,041  11,816,017   783,168  15,499,590
     $11.95     $11.94      $20.62    $20.46          --       --       $23.34      $23.18      $24.63    $24.42      $16.52
     $12.65     $11.94      $21.82    $20.46          --       --       $24.70      $23.18      $26.06    $24.42      $17.48
Institutional  Service Institutional Service Institutional Service Institutional  Service  Institutional Service Institutional
-------------  ------- ------------- ------- ------------- ------- ------------- --------- ------------- ------- -------------
        155        150          --        --   7,989,163       87    2,461,067      89,276          --        --     685,661
     $11.95     $11.94          --        --      $23.67   $23.67       $23.51      $23.38          --        --      $16.59
Class B
-------
319,335
 $16.40
 $16.40

Service
-------
     --
     --

Goldman Sachs Trust-Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended July 31, 1997
(Unaudited)
--------------------------------------------------------------------------------


                                                   GOLDMAN SACHS  GOLDMAN SACHS
                                                     BALANCED    CORE U.S. EQUITY
                                                       FUND            FUND
                                                   ------------------------------
INVESTMENT INCOME:
Dividends(a) (including $65,234 received from
 affiliated issuers for Small Cap Equity)           $   486,754    $ 4,172,206
Interest(b)                                           1,633,213        283,272
---------------------------------------------------------------------------------
  TOTAL INCOME                                        2,119,967      4,455,478
---------------------------------------------------------------------------------
EXPENSES:
Management fees                                         332,006      1,669,777
Distribution fees                                       139,549        413,921
Authorized dealer service fees                          127,694        352,253
Custodian fees                                           50,207         62,893
Transfer agent fees                                      99,878        240,104
Professional fees                                        35,455         29,552
Registration fees                                        15,137         54,862
Amortization of deferred organization expenses            6,661             --
Trustee fees                                              1,202          3,091
Other                                                    10,294         48,453
---------------------------------------------------------------------------------
  TOTAL EXPENSES                                        818,083      2,874,906
  Less--expenses reimbursed and fees waived by
   Goldman Sachs                                       (289,609)      (462,438)
---------------------------------------------------------------------------------
  NET EXPENSES                                          528,474      2,412,468
---------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                        1,591,493      2,043,010
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT, OPTION, FUTURES AND FOREIGN CURRENCY
 TRANSACTIONS:
Net realized gain (loss) from:
 Investment transactions (including realized
  gains of $2,634,349 on sales of investments in
  affiliated issuers for Small Cap Equity)            5,165,557     20,056,208
 Futures transactions                                    64,054      1,115,559
 Foreign currency related transactions                  (14,723)            --
Net change in unrealized gain (loss) on:
 Investments                                          9,359,807     73,407,077
 Futures                                                 42,885        272,877
 Translation of assets and liabilities
  denominated in foreign currencies                      19,468             --
---------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENT,
   OPTION, FUTURES AND FOREIGN CURRENCY
   TRANSACTIONS                                      14,637,048     94,851,721
---------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       $16,228,541    $96,894,731
---------------------------------------------------------------------------------

(a) For the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Capital Growth, Mid Cap Equity, International Equity and Asia Growth Funds, taxes withheld on dividends were $744, $20,389, $408, $42,487, $4,487, $909,357 and
    $201,084, respectively.
(b) For the Balanced Fund, taxes withheld on interest were $2,724.
(c) CORE Large Cap Growth Fund commenced operations on May 1, 1997.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

    GOLDMAN SACHS      GOLDMAN SACHS  GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
CORE LARGE CAP GROWTH  CAPITAL GROWTH MID CAP EQUITY INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
       FUND(C)              FUND           FUND              FUND               FUND           FUND
--------------------------------------------------------------------------------------------------------
     $   69,444         $  6,813,967   $ 1,183,533       $  5,932,214       $   722,690     $ 2,369,480
          9,091              868,702        94,041            858,131           595,147         473,203
--------------------------------------------------------------------------------------------------------
         78,535            7,682,669     1,277,574          6,790,345         1,317,837       2,842,683
--------------------------------------------------------------------------------------------------------
         43,779            4,891,228       592,506          3,437,442         1,226,018       1,360,100
         15,564            1,241,280            --            868,168           326,906         335,767
         14,589            1,222,807            --            790,939           306,505         325,580
         22,154               63,364        18,791            474,368            36,394         232,094
         12,099              450,925        31,600            420,003           265,468         214,033
         18,627               32,460        31,072             36,142            32,119          37,005
         17,155               32,147        13,894             83,971            20,320          45,375
          2,521                   --         8,512              7,227             6,678          15,736
            126                7,847         1,278              5,544             1,706           2,373
          4,577               69,092        12,670             68,155            12,586          20,217
--------------------------------------------------------------------------------------------------------
        151,191            8,011,150       710,323          6,191,959         2,234,700       2,588,280
        (97,193)          (1,213,570)      (38,816)          (464,116)         (296,304)       (269,236)
--------------------------------------------------------------------------------------------------------
         53,998            6,797,580       671,507          5,727,843         1,938,396       2,319,044
--------------------------------------------------------------------------------------------------------
         24,537              885,089       606,067          1,062,502          (620,559)        523,639
--------------------------------------------------------------------------------------------------------
        349,524          115,156,585    14,892,426         42,837,306        21,099,362       4,610,560
             --                   --            --                 --                --        (994,498)
             --                   --            --           (972,391)               --      (2,021,368)
      3,812,634          101,151,901    23,232,147         99,071,315        20,776,667       6,596,227
             --                   --            --                 --                --              --
             --                   --            --         (7,290,060)               --      (6,042,525)
--------------------------------------------------------------------------------------------------------
      4,162,158          216,308,486    38,124,573        133,646,170        41,876,029       2,148,396
--------------------------------------------------------------------------------------------------------
     $4,186,695         $217,193,575   $38,730,640       $134,708,672       $41,255,470     $ 2,672,035
--------------------------------------------------------------------------------------------------------

Goldman Sachs Trust-Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended July 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                             GOLDMAN SACHS   GOLDMAN SACHS
                                               BALANCED     CORE U.S. EQUITY
                                                 FUND             FUND
                                             -------------------------------
FROM OPERATIONS:
Net investment income (loss)                 $  1,591,493     $  2,043,010
Net realized gain on investment, option and
 futures transactions                           5,229,611       21,171,767
Net realized loss on foreign currency
 related transactions                             (14,723)              --
Net change in unrealized gain on
 investments, options and futures               9,402,692       73,679,954
Net change in unrealized gain (loss) on
 translation of assets and liabilities
 denominated in foreign currencies                 19,468               --
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                  16,228,541       96,894,731
----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
 Class A shares                                (1,375,790)              --
 Class B shares                                   (56,323)              --
 Institutional shares                                  --               --
 Service shares                                        --               --
----------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (1,432,113)              --
----------------------------------------------------------------------------
FROM SHARE TRANSACTIONS:
Net proceeds from sales of shares              40,396,833       99,586,343
Reinvestment of dividends and distributions     1,224,846               --
Cost of shares repurchased                     (6,417,071)     (45,139,094)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from share transactions           35,204,608       54,447,249
----------------------------------------------------------------------------
  Total increase (decrease)                    50,001,036      151,341,980
NET ASSETS:
Beginning of period                            83,520,127      395,833,695
----------------------------------------------------------------------------
End of period                                $133,521,163     $547,175,675
----------------------------------------------------------------------------
Accumulated undistributed (distributions in
 excess of) net investment income (loss)     $    339,584     $  2,043,010
----------------------------------------------------------------------------

(a) CORE Large Cap Growth Fund commenced operations on May 1, 1997.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

    GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
CORE LARGE CAP GROWTH  CAPITAL GROWTH  MID CAP EQUITY INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
       FUND(A)              FUND            FUND              FUND               FUND           FUND
--------------------------------------------------------------------------------------------------------------
     $    24,537       $      885,089   $    606,067     $   1,062,502       $   (620,559)  $    523,639
         349,524          115,156,585     14,892,426        42,837,306         21,099,362      3,616,062
              --                   --             --          (972,391)                --     (2,021,368)
       3,812,634          101,151,901     23,232,147        99,071,315         20,776,667      6,596,227
              --                   --             --        (7,290,060)                --     (6,042,525)
--------------------------------------------------------------------------------------------------------------
       4,186,695          217,193,575     38,730,640       134,708,672         41,255,470      2,672,035
--------------------------------------------------------------------------------------------------------------
              --                   --             --                --                 --             --
              --                   --             --                --                 --             --
              --                   --             --                --                 --             --
              --                   --             --                --                 --             --
--------------------------------------------------------------------------------------------------------------
              --                   --             --                --                 --             --
--------------------------------------------------------------------------------------------------------------
      29,901,684           95,800,041      6,949,969       191,045,207         73,020,425     46,386,178
              --                   --             --                --                 --             --
        (861,406)         (61,741,484)    (1,840,296)     (119,570,466)       (20,270,709)   (56,060,080)
--------------------------------------------------------------------------------------------------------------
      29,040,278           34,058,557      5,109,673        71,474,741         52,749,716     (9,673,902)
--------------------------------------------------------------------------------------------------------------
      33,226,973          251,252,132     43,840,313       206,183,413         94,005,186     (7,001,867)
              --          923,867,027    145,253,330       624,529,029        215,734,806    279,689,604
--------------------------------------------------------------------------------------------------------------
     $33,226,973       $1,175,119,159   $189,093,643     $ 830,712,442       $309,739,992   $272,687,737
--------------------------------------------------------------------------------------------------------------
     $    24,537       $      609,537   $    580,925     $   1,036,836       $   (620,559)  $   (792,684)
--------------------------------------------------------------------------------------------------------------

Goldman Sachs Trust-Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended January 31, 1997
--------------------------------------------------------------------------------

                                              GOLDMAN SACHS  GOLDMAN SACHS
                                                BALANCED    CORE U.S. EQUITY
                                                  FUND            FUND
                                              ------------------------------
FROM OPERATIONS:
Net investment income (loss)                   $ 2,322,774    $  3,164,879
Net realized gain (loss) on investment,
 option and futures transactions                 3,956,460      15,032,718
Net realized gain on options written                    --              --
Net realized gain (loss) on foreign currency
 related transactions                               12,575              --
Net change in unrealized gain (loss) on
 investments, options and futures                5,023,032      49,460,545
Net change in unrealized loss on translation
 of assets and liabilities denominated in
 foreign currencies                                (12,568)             --
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations                    11,302,273      67,658,142
----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
 Class A shares                                 (2,259,972)     (1,515,575)
 Class B shares                                    (13,466)         (4,750)
 Institutional shares                                   --      (1,606,175)
 Service shares                                         --          (6,666)
In excess of net investment income
 Class A shares                                     (7,504)             --
 Class B shares                                         --        (118,421)
 Institutional shares                                   --         (34,205)
 Service shares                                         --         (16,030)
From net realized gain on investment, option
 and futures transactions
 Class A shares                                 (3,654,841)     (7,174,235)
 Class B shares                                    (77,400)       (440,131)
 Institutional shares                                   --      (4,675,726)
 Service shares                                         --         (68,472)
----------------------------------------------------------------------------
  Total distributions to shareholders           (6,013,183)    (15,660,386)
----------------------------------------------------------------------------
FROM SHARE TRANSACTIONS:
Net proceeds from sales of shares               29,174,047     167,209,718
Reinvestment of dividends and distributions      5,694,651      14,904,237
Cost of shares repurchased                      (7,565,668)    (32,152,494)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from share transactions            27,303,030     149,961,461
----------------------------------------------------------------------------
  Total increase                                32,592,120     201,959,217
NET ASSETS:
Beginning of year                               50,928,007     193,874,478
----------------------------------------------------------------------------
End of year                                    $83,520,127    $395,833,695
----------------------------------------------------------------------------
Accumulated undistributed (distributions in
 excess of) net investment income              $   180,204    $         --
----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 GOLDMAN SACHS    GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
 CAPITAL GROWTH   MID CAP EQUITY INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
      FUND             FUND              FUND               FUND           FUND
------------------------------------------------------------------------------------
 $   5,337,292     $  1,726,659      $   (242,737)      $ (1,551,590)  $    538,846
    53,687,297       13,627,039        16,714,697         28,767,853     (7,436,150)
            --           40,466                --                 --             --
            --               --           146,694                 --     (1,099,538)
   145,350,120       14,749,074        60,236,901         22,913,571      5,823,115
            --               --       (28,245,657)                --       (599,549)
------------------------------------------------------------------------------------
   204,374,709       30,143,238        48,609,898         50,129,834     (2,773,276)
------------------------------------------------------------------------------------
    (5,948,617)              --                --                 --       (206,784)
            --               --                --                 --             --
            --       (1,837,675)         (106,712)                --             --
            --               --                --                 --             --
      (258,749)              --                --                 --             --
       (12,838)              --                --                 --         (5,064)
            --          (25,142)               --                 --        (83,075)
            --               --                --                 --             --
   (91,862,169)              --        (5,358,559)       (10,210,264)            --
      (179,327)              --          (159,717)          (149,626)            --
            --       (6,629,058)         (689,171)                --             --
            --               --            (3,947)                --             --
------------------------------------------------------------------------------------
   (98,261,700)      (8,491,875)       (6,318,106)       (10,359,890)      (294,923)
------------------------------------------------------------------------------------
    76,008,897        3,933,239       321,475,961         56,119,213    144,448,826
    90,088,874        8,489,760         5,481,492          9,876,571        221,279
  (229,399,817)     (24,491,993)      (75,580,037)       (95,024,895)   (67,451,011)
------------------------------------------------------------------------------------
   (63,302,046)     (12,068,994)      251,377,416        (29,029,111)    77,219,094
------------------------------------------------------------------------------------
    42,810,963        9,582,369       293,669,208         10,740,833     74,150,895
   881,056,064      135,670,961       330,859,821        204,993,973    205,538,709
------------------------------------------------------------------------------------
 $ 923,867,027     $145,253,330      $624,529,029       $215,734,806   $279,689,604
------------------------------------------------------------------------------------
 $    (275,552)    $    (25,142)     $    (25,666)      $         --   $ (1,316,323)
------------------------------------------------------------------------------------

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
1. ORGANIZATION
Effective May 1, 1997, the Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Equity Portfolios, collectively the "Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Included in this report are the financial statements for the Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs CORE U.S. Equity Fund ("CORE U.S. Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs
Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs International Equity Fund
("International Equity Fund"), Goldman Sachs Small Cap Equity Fund ("Small Cap Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund"). At July 31, 1997, the CORE U.S. Equity, CORE Large Cap Growth, International Equity and Asia Growth Funds offer four classes of shares--Class A, Class B, Institutional and Service. The Balanced, Capital Growth and Small Cap Equity Funds offer two classes of shares--Class A and Class B. The Mid Cap Equity Fund offers two classes of shares--Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation
Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

B. Securities Transactions and Investment Income
Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Dividends for which the Funds have the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. This amount is also used as an estimate of the fair value of the stock received. Interest income is determined on the basis of interest accrued, premium amortized and discount earned with the exception of the Balanced Fund which does not amortize premiums on U.S. Government and Corporate bonds. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds subject to such taxes.

C. Mortgage Dollar Rolls
The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

D. Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
  Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

E. Forward Foreign Currency Exchange Contracts
Certain of the Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Balanced, International Equity and Asia Growth Funds may enter into such contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the funds' financial statements. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F. Short Securities Positions
The Funds (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the fund's records and any difference between this market value and cash received is reported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker.

G. Federal Taxes
It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of their investment company taxable income and capital gains to their shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.
  Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31, 1997 of capital loss carryforward expiring in 2002, 2003 and 2004 for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

H. Deferred Organization Expenses
Organization-related costs are being amortized on a straight-line basis over a period of five years.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

I. Expenses
Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds based on each Fund's relative average net assets for the period.
  Class A and Class B shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares. Each class of Shares separately bears their respective class-specific transfer agency fees. Service shares separately bear a service fee.

J. Option Accounting Principles
When certain of the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the funds enter into a closing purchase transaction, the funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
  Upon the purchase of a call option or a protective put option by the Funds the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the funds will realize a loss in the amount of the cost of the option. If the funds enter into a closing sale transaction, the funds will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the funds purchase upon exercise will be increased by the premium originally paid.

K. Futures Contracts
The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices or currency exchange rates or to seek to increase total return. The CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index or a representative index, respectively. A Fund will engage in futures transactions only for bona fide hedging purposes as defined in regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities.
  Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Funds each day, dependent on the daily fluctuations in the value of the contract, and are recorded for financial reporting purposes as unrealized gains or losses. When entering into a closing transaction, the Funds will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued using methods approved by the Board of Trustees of the Trust.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  Certain risks may arise upon entering into futures contracts. The predominant risk is that the changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and may also result in a loss to the Funds.

3. AGREEMENTS
As of May 1, 1997, the Fund's Investment Advisory and Administration Agreements were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser to the Balanced, CORE Large Cap Growth, Mid Cap Equity and Small Cap Equity Funds; Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman Sachs, acts as investment adviser to the CORE U.S. Equity and Capital Growth Funds; and Goldman Sachs Asset Management International ("GSAM International") acts as investment adviser to the International Equity and Asia Growth Funds. Under the Agreements, GSAM, GSFM and GSAM International (the "Investment Advisors"), subject to the general supervision of the Trust's Board of Trustees, manage the Fund's portfolios. As compensation for the services rendered under the Agreements, the assumption of the expenses related thereto and administering the Funds' business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .65%,
 .75%, .75% and 1.00% of the average daily net assets of the Balanced, CORE Large Cap Growth, Mid Cap Equity and Small Cap Equity Funds, respectively. GSFM is entitled to a fee of .75% and 1.00% of the average daily net assets of the CORE U.S. Equity and Capital Growth Funds, respectively. GSAM International is entitled to a fee for the International Equity and Asia Growth Funds of 1.00% and 1.00% of the average daily net assets for those funds, respectively.
  Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Expenses" for the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Mid Cap Equity, International Equity and Asia Growth Funds (excluding management, service, distribution and authorized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions and extraordinary expenses and with the exception of the Balanced and CORE Large Cap Growth Funds, transfer agent fees) until further notice to the extent such expenses exceed .10%, .06%, .05%, .06%, .20% and .24% of the average daily net assets of the funds, respectively.
  Goldman Sachs serves as the Distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B contingent deferred sales charge imposed and has advised the Trust that it retained approximately $126,000, $318,000, $34,000, $420,000, $840,000, $212,000, $546,000 during the six months ended July 31, 1997 for the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Capital Growth, International Equity, Small Cap Equity and Asia Growth Funds, respectively.
  The Trust, on behalf of each Fund, other than the Mid Cap Equity Fund, has adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to .25% and .75% of a Fund's average daily net assets attributable to Class A and Class B shares, respectively.
  The Trust, on behalf of each Fund, other than the Mid Cap Equity Fund, has adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A and Class B shares. Goldman Sachs also serves as the Transfer Agent of the funds for a fee.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  For the six months ended July 31, 1997, the Manager and Distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

                            Waivers
                       ------------------            Reimburse-
                                  Class A Reimburse-    ment
        Fund           Management  12b-1     ment    Outstanding
----------------------------------------------------------------
Balanced                  $ --     $ 122     $168        $52
CORE U.S. Equity           356        51       55         10
CORE Large Cap Growth        9        14       74         48
Capital Growth              --     1,214       --         --
Mid Cap Equity              --        --       39          9
International Equity       344       120       --         --
Small Cap Equity            --       296       --         --
Asia Growth                190        51       28         17

  The Investment Manager and Distributor may discontinue or modify such waivers and limitations in the future at their discretion.
  At July 31, 1997, the amounts owed to affiliates were as follows (in thousands):

                                          Authorized
                                  Distri-   Dealer   Transfer
        Fund           Management  butor   Service    Agent   Total
--------------------------------------------------------------------
Balanced                  $ 69     $ 12      $ 71      $ 33   $  185
CORE U.S. Equity           259      139       260       122      780
CORE Large Cap Growth       15        1        15        12       43
Capital Growth             955       20       646       175    1,796
Mid Cap Equity             107       --        --        --      107
International Equity       617      420       427       182    1,646
Small Cap Equity           250       22       168       104      544
Asia Growth                198      143       156        99      596

4. PORTFOLIO SECURITIES TRANSACTIONS
Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options) for the six months ended July 31, 1997, were as follows:

                                      Sales or
Fund                    Purchases    Maturities
----                   ------------ ------------
Balanced               $129,509,183 $ 94,675,496
CORE U.S. Equity        167,742,702  121,365,630
CORE Large Cap Growth    32,152,475    4,475,138
Capital Growth          455,703,046  432,962,894
Mid Cap Equity           59,312,478   55,776,587
International Equity    237,116,150  148,697,747
Small Cap Equity        118,941,639  104,800,391
Asia Growth             134,170,651  151,973,563

  Included in the above amounts were purchases and proceeds of sales or maturities of governmental securities for the Balanced Fund in the amounts of $77,260,237 and $68,674,762, respectively.

  For the six months ended July 31, 1997, written put option transactions in the Small Cap Equity Fund were as follows:

                                            Number of Premium
Written Options                             Contracts Received
---------------                             --------- --------
Balance outstanding at beginning of period        0   $      0
Options written                               1,800    528,963
--------------------------------------------------------------
Balance outstanding, end of period            1,800   $528,963
--------------------------------------------------------------

Certain risks arise related to call and put options from the possible inability of counterparties to meet the terms of their contracts.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

  At July 31, 1997, the International Equity Fund had the following outstanding forward foreign currency exchange contracts:

-----------------------------------------------------------------------------
                                         VALUE ON
          FOREIGN CURRENCY              SETTLEMENT                UNREALIZED
           SALE CONTRACTS                  DATE     CURRENT VALUE GAIN (LOSS)
-----------------------------------------------------------------------------
AUSTRALIAN DOLLAR
 expiring 9/18/97                      $ 22,928,352 $ 22,877,160  $   51,192
DEUTSCHE MARK expiring 8/21/97           23,195,818   21,660,471   1,535,347
   expiring 9/11/97                      15,822,424   15,344,454     477,970
FRENCH FRANC expiring 10/23/97           40,939,929   40,045,646     894,283
HONG KONG DOLLAR
 expiring 8/8/97                         18,484,541   18,491,623      (7,082)
 expiring 8/8/97                          5,803,189    5,802,003       1,186
JAPANESE YEN expiring 9/22/97            74,555,000   71,008,671   3,546,329
 expiring 10/22/97                        9,761,324    9,593,392     167,932
-----------------------------------------------------------------------------
Total Foreign Currency Sale Contracts  $211,490,577 $204,823,420  $6,667,157
-----------------------------------------------------------------------------

  The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 1997, the International Equity Fund had sufficient cash and securities to cover any commitments under these contracts.
  The Balanced and International Equity Funds have recorded a "Receivable for forward foreign currency exchange contracts" and "Payable for forward foreign currency exchange contracts" resulting from open and closed but not settled forward foreign currency exchange contracts of $0 and $11,101 and $7,725,121 and $707,762, respectively, in the accompanying Statements of Assets and Liabilities. Included in these amounts for the International Equity Fund are $1,050,882 and $700,680 respectively, and a payable of $11,101 for the Balanced Fund related to forward contracts closed but not settled as of July 31, 1997.
  For the six months ended July 31, 1997, Goldman Sachs earned approximately $12,000, $162,000, $14,000, $14,000, and $71,000 of brokerage commissions from portfolio transactions executed on behalf of the Balanced, Capital Growth, Mid Cap Equity, Small Cap Equity and Asia Growth Funds.

5. REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

6. JOINT REPURCHASE AGREEMENT ACCOUNT
The Funds, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At July 31, 1997, the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Capital Growth, Mid Cap Equity and Small Cap Equity Funds had undivided interests in the repurchase agreements in the following joint account which equaled $16,200,000, $12,900,000, $800,000, $27,500,000, $5,600,000 and $49,800,000, respectively, in principal amount. At
July 31, 1997, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

---------------------------------------------------------------------------------------------------
 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
Bear Stearns Securities, Inc., dated 07/31/97, repurchase price $100,016,250
 (FNMA: $48,113,651, 5.50%-7.50%, 02/01/01-06/01/10; FHLMC: $55,056,251,
 7.00%, 03/01/12)
$100,000,000               5.85%                        08/01/97                       $100,000,000
JP Morgan Securities, Inc., dated 07/31/97, repurchase price $80,013,000
 (FNMA: $81,948,067, 6.76%-6.99%, 07/09/07-07/16/07)
  80,000,000               5.85%                        08/01/97                         80,000,000
Lehman Government Securities, dated 07/31/97, repurchase price $28,004,480
 (U.S. Treasury Note: $28,554,949, 6.75%, 04/30/00)
  28,000,000               5.76%                        08/01/97                         28,000,000
Nomura Securities, Inc., dated 07/31/97, repurchase price $50,008,125 (GNMA:
 $51,000,001, 7.00%-7.50%, 01/01/00-10/15/26)
  50,000,000               5.85%                        08/01/97                         50,000,000
---------------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                               $258,000,000
---------------------------------------------------------------------------------------------------

7. LINE OF CREDIT FACILITY
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Funds, except the CORE U.S. Equity Fund, participate in a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the six months ended July 31, 1997, the Funds did not have any borrowings under these facilities.

8. TRANSACTIONS WITH AFFILIATED COMPANIES
A Fund is considered to be invested in an affiliated company if that Fund owns greater than five percent of the outstanding voting securities of such company. Transactions during the six months ended July 31, 1997 which are considered to be affiliates of Small Cap Equity and which are still held as of period end are as follows (dollar amounts in thousands):

-------------------------------------------------------------------------------
                                Purchases  Sales    Realized   Dividend Market
Affiliate Name                   at Cost  Proceeds Gain/(Loss)  Income   Value
-------------------------------------------------------------------------------
Alpine Lace Brands, Inc.         $   --    $   --    $   --      $--    $ 3,044
APS Holding Corp.                   759        --        --       --      6,395
J. Baker, Inc.                       --       970      (802)      30      8,744
Brookstone, Inc.                     --        --        --       --      6,488
Congoleum Corp.                      --       336        96       --      2,198
International Post Ltd.              --        --        --       --      1,297
Loehmann's Inc.                   6,413        --        --       --      5,309
Mortons Restaurant Group, Inc.       --       764       392       --      7,602
Movado Group, Inc.                   --     5,361     2,948       35     13,284
Opinion Research Corp.               --        --        --       --      2,089
Pegasus Communications Corp.      1,153        --        --       --      4,905
Platinum Entertainment Corp.        265        --        --       --      2,158
Seibels Bruce Group                 890        --        --       --      1,076
-------------------------------------------------------------------------------

9. OTHER MATTERS
As of July 31, 1997, Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was the beneficial owner of approximately 13% and 96% of the outstanding shares of the CORE US Equity and Mid Cap Equity Funds, respectively.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended July 31, 1997 is as follows:

                             Balanced Fund          CORE U.S. Equity      CORE Large Cap Growth     Capital Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                          Shares      Dollars     Shares      Dollars      Shares      Dollars      Shares      Dollars
                         -------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold              1,737,618  $33,943,369  2,647,977  $ 65,826,339  2,541,195  $26,311,995   4,685,824  $ 84,105,240
Reinvestment of
 dividends and
 distributions              59,887    1,173,108         --            --         --           --          --            --
Shares repurchased        (321,372)  (6,246,538)  (828,137)  (20,340,078)   (72,980)    (857,534) (3,525,798)  (61,466,440)
                         -------------------------------------------------------------------------------------------------
                         1,476,133   28,869,939  1,819,840    45,486,261  2,468,215   25,454,461   1,160,026    22,638,800
                         -------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                328,037    6,453,464    667,031    16,620,871    313,111    3,587,107     641,628    11,694,801
Reinvestment of
 dividends and
 distributions               2,626       51,738         --            --         --           --          --            --
Shares repurchased          (8,564)    (170,533)   (58,922)   (1,454,365)      (348)      (3,872)    (15,902)     (275,044)
                         -------------------------------------------------------------------------------------------------
                           322,099    6,334,669    608,109    15,166,506    312,763    3,583,235     625,726    11,419,757
                         -------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                     --           --    648,136    15,939,242        155        1,550          --            --
Reinvestment of
 dividends and
 distributions                  --           --         --            --         --           --          --            --
Shares repurchased              --           --   (878,994)  (23,136,379)        --           --          --            --
                         -------------------------------------------------------------------------------------------------
                                --           --   (230,858)   (7,197,137)       155        1,550          --            --
                         -------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                     --           --     49,244     1,199,891        150        1,032          --            --
Reinvestment of
 dividends and
 distributions                  --           --         --            --         --           --          --            --
Shares repurchased              --           --     (8,810)     (208,272)        --           --          --            --
                         -------------------------------------------------------------------------------------------------
                                --           --     40,434       991,619        150        1,032          --            --
                         -------------------------------------------------------------------------------------------------
Net increase (decrease)
 in shares               1,798,232  $35,204,608  2,237,525  $ 54,447,249  2,781,283  $29,040,278   1,785,752  $ 34,058,557
                         =================================================================================================

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the six months ended July 31, 1997 is as follows:

                       Mid Cap Equity Fund   International Equity Fund   Small Cap Equity Fund       Asia Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                       Shares     Dollars      Shares        Dollars      Shares      Dollars       Shares      Dollars
                       ---------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                 --           --    7,064,902  $ 150,626,998  2,575,972  $ 58,437,359   2,679,332  $ 43,080,940
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased          --           --   (3,917,168)   (83,252,386)  (900,448)  (19,664,773) (3,301,864)  (52,529,142)
                       ---------------------------------------------------------------------------------------------------
                            --           --    3,147,734     67,374,612  1,675,524    38,772,586    (622,532)   (9,448,202)
                       ---------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                 --           --    1,152,179     24,332,741    634,966    14,583,066     145,477     2,305,142
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased          --           --      (24,945)      (522,072)   (28,342)     (605,936)    (32,529)     (515,087)
                       ---------------------------------------------------------------------------------------------------
                            --           --    1,127,234     23,810,669    606,624    13,977,130     112,948     1,790,055
                       ---------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold            328,465  $ 6,947,969      732,981     14,842,655         --            --      64,282     1,000,096
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased     (95,076)  (1,840,296)  (1,796,083)   (35,721,797)        --            --    (194,120)   (3,015,851)
                       ---------------------------------------------------------------------------------------------------
                       233,389    5,107,673   (1,063,102)   (20,879,142)        --            --    (129,838)   (2,015,755)
                       ---------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                 87        2,000       57,954      1,242,813         --            --          --            --
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased          --           --       (3,508)       (74,211)        --            --          --            --
                       ---------------------------------------------------------------------------------------------------
                            87        2,000       54,446      1,168,602         --            --          --            --
                       ---------------------------------------------------------------------------------------------------
Net increase
 (decrease) in shares  233,476  $ 5,109,673    3,266,312  $  71,474,741  2,282,148  $ 52,749,716    (639,422) $ (9,673,902)
                       ===================================================================================================

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended January 31, 1997 is as follows:

                        Balanced Fund         Select Equity Fund        Mid-Cap Equity Fund        Capital Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                     Shares      Dollars      Shares      Dollars       Shares      Dollars       Shares        Dollars
                    ------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold         1,529,469  $27,172,279   3,862,697  $ 81,642,386          --  $         --    4,677,047  $  73,029,007
Reinvestment of
 dividends and
 distributions        310,437    5,598,883     370,586     8,175,333          --            --    5,870,272     89,898,521
Shares repurchased   (446,535)  (7,533,272) (1,109,202)  (23,823,146)         --            --  (14,635,348)  (229,277,586)
                    ------------------------------------------------------------------------------------------------------
                    1,393,371   25,237,890   3,124,081    65,994,573          --            --   (4,088,029)   (66,350,058)
                    ------------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold           109,171    2,001,768     733,802    15,946,016          --            --      188,331      2,979,890
Reinvestment of
 dividends and
 distributions          5,284       95,768      24,314       535,407          --            --       12,408        190,353
Shares repurchased     (1,795)     (32,396)    (13,894)     (310,118)         --            --       (7,499)      (122,231)
                    ------------------------------------------------------------------------------------------------------
                      112,660    2,065,140     744,222    16,171,305          --            --      193,240      3,048,012
                    ------------------------------------------------------------------------------------------------------
INSTITUTIONAL
 SHARES
Shares sold                --           --   3,151,881    66,277,175     227,071     3,933,239           --             --
Reinvestment of
 dividends and
 distributions             --           --     275,197     6,102,331     483,747     8,489,760           --             --
Shares repurchased         --           --    (363,536)   (7,991,198) (1,480,859)  (24,491,993)          --             --
                    ------------------------------------------------------------------------------------------------------
                           --           --   3,063,542    64,388,308    (770,041)  (12,068,994)          --             --
                    ------------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                --           --     154,590     3,344,141          --            --           --             --
Reinvestment of
 dividends and
 distributions             --           --       4,126        91,166          --            --           --             --
Shares repurchased         --           --      (1,252)      (28,032)         --            --           --             --
                    ------------------------------------------------------------------------------------------------------
                           --           --     157,464     3,407,275          --            --           --             --
                    ------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 shares             1,506,031  $27,303,030   7,089,309  $149,961,461    (770,041) $(12,068,994)  (3,894,789) $ (63,302,046)
                    ======================================================================================================

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended January 31, 1997 is as follows:

                          Small Cap Equity Fund    International Equity Fund      Asia Growth Fund
--------------------------------------------------------------------------------------------------------
                           Shares      Dollars       Shares        Dollars       Shares      Dollars
                         ------------------------------------------------------------------------------
CLASS A SHARES
Shares sold               2,508,268  $ 52,353,524   12,103,239  $ 230,847,197   7,588,351  $124,281,405
Reinvestment of
 dividends and
 distributions              475,255     9,732,097      241,377      4,749,851      11,669       184,607
Shares repurchased       (4,697,902)  (94,933,279)  (3,820,157)   (72,226,935) (3,945,614)  (63,723,269)
                         ------------------------------------------------------------------------------
                         (1,714,379)  (32,847,658)   8,524,459    163,370,113   3,654,406    60,742,743
                         ------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                 173,849     3,765,689    1,000,064     19,327,085     210,879     3,433,876
Reinvestment of
 dividends and
 distributions                7,086       144,474        7,924        155,475         279         4,391
Shares repurchased           (4,391)      (91,616)     (10,181)      (198,263)     (4,771)      (76,391)
                         ------------------------------------------------------------------------------
                            176,544     3,818,547      997,807     19,284,297     206,387     3,361,876
                         ------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                      --            --    3,657,119     70,627,799   1,041,822    16,733,545
Reinvestment of
 dividends and
 distributions                   --            --       28,973        572,219       2,040        32,281
Shares repurchased               --            --     (161,923)    (3,153,741)   (228,363)   (3,651,351)
                         ------------------------------------------------------------------------------
                                 --            --    3,524,169     68,046,277     815,499    13,114,475
                         ------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                      --            --       34,686        673,880          --            --
Reinvestment of
 dividends and
 distributions                   --            --          200          3,947          --            --
Shares repurchased               --            --          (56)        (1,098)         --            --
                         ------------------------------------------------------------------------------
                                 --            --       34,830        676,729          --            --
                         ------------------------------------------------------------------------------
Net increase (decrease)
 in shares               (1,537,835) $(29,029,111)  13,081,265  $ 251,377,416   4,676,292  $ 77,219,094
                         ==============================================================================

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                  Income from                 Distributions to
                           investment operations(h)             shareholders
                           ------------------------- ----------------------------------
                                       Net realized                 From
                                      and unrealized            net realized
                 Net asset               gain on        From      gain on    In excess               Net asset
                  value,      Net      investments,     net      investment    of net   Net increase  value,
                 beginning investment  options and   investment and futures  investment    in net     end of     Total
                 of period   income      futures       income   transactions   income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------
                                                           BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $18.78     $0.29        $2.58        $(0.27)     $  --       $  --       $2.60      $21.38     15.42%(c)
1997--Class B
Shares
(unaudited).....   18.73      0.27         2.52         (0.22)        --          --        2.57       21.30     15.01(c)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   17.31      0.66         2.47         (0.66)      (1.00)        --        1.47       18.78     18.59
1997--Class B
Shares(b).......   17.46      0.42         2.34         (0.42)      (1.00)      (0.07)      1.27       18.73     16.22(c)
1996--Class A
Shares..........   14.22      0.51         3.43         (0.50)      (0.35)        --        3.09       17.31     28.10
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(d).......   14.18      0.10         0.02         (0.08)        --          --        0.04       14.22      0.87(c)
                                                                                   Ratios assuming no
                                                                                voluntary waiver of fees
                                                                                 or expense limitations
                                                                                --------------------------
                                               Net     Ratio of    Ratio of net              Ratio of net
                                            assets at     net       investment   Ratio of     investment
                 Portfolio        Average    end of   expenses to   income to   expenses to  income (loss)
                 turnover        commission  period   average net  average net    average     to average
                   rate           rate(g)   (in 000s)   assets        assets    net assets    net assets
                 -------------------------------------------------------------------------------------------------
                                                           BALANCED FUND
                 -------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....   95.62%(c)(f)   $0.0595   $124,260     1.00%(e)      3.15%(e)    1.59%(e)       2.56%(e)
1997--Class B
Shares
(unaudited).....   95.62(c)(f)     0.0595      9,261     1.75(e)       2.37(e)     2.09(e)        2.03(e)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
1997--Class A
Shares..........  208.11(f)         .0587     81,410     1.00          3.76        1.77           2.99
1997--Class B
Shares(b).......  208.11(f)         .0587      2,110     1.75(e)       2.59(e)     2.27(e)        2.07(e)
1996--Class A
Shares..........  197.10(f)           --      50,928     1.00          3.65        1.90           2.75
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(d).......   14.71(c)           --       7,510     1.00(e)       3.39(e)     8.29(e)       (3.90)(e)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) Not annualized.
(d) For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
(e) Annualized.
(f) Includes the effect of mortgage dollar roll transactions.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                              Income (loss) from              Distributions to
                           investment operations(h)             shareholders
                           ------------------------- ----------------------------------
                                                                    From
                                       Net realized             net realized
                                      and unrealized              gain on
                 Net asset            gain (loss) on    From    investments, In excess  Net increase Net asset
                  value,      Net      investments,     net       options      of net    (decrease)   value,
                 beginning investment  options and   investment and futures  investment    in net     end of     Total
                 of period   income      futures       income   transactions   income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------
                                                       CORE U.S. EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $23.32     $0.08        $ 5.07       $  --       $  --       $  --       $ 5.15     $28.47     22.08%(b)
1997--Class B
Shares
(unaudited).....   23.18      0.09          4.96          --          --          --         5.05      28.23     21.74(b)
1997--
Institutional
Shares
(unaudited).....   23.44      0.18          5.09          --          --          --         5.27      28.71     22.48(b)
1997--Service
Shares
(unaudited).....   23.27      0.12          5.04          --          --          --         5.16      28.43     22.17(b)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   19.66      0.16          4.46        (0.16)      (0.80)        --         3.66      23.32     23.75
1997--Class B
Shares(f).......   20.44      0.04          3.70        (0.04)      (0.80)      (0.16)       2.74      23.18     18.59(b)
1997--
Institutional
Shares..........   19.71      0.30          4.51        (0.28)      (0.80)        --         3.73      23.44     24.63
1997--Service
Shares(f).......   21.02      0.13          3.15        (0.13)      (0.80)      (0.10)       2.25      23.27     15.92(b)
1996--Class A
Shares..........   14.61      0.19          5.43        (0.16)      (0.41)        --         5.05      19.66     38.63
1996--
Institutional
Shares(d).......   16.97      0.16          3.23        (0.24)      (0.41)        --         2.74      19.71     20.14(b)
1995--Class A
Shares..........   15.93      0.20         (0.38)       (0.20)      (0.94)        --        (1.32)     14.61     (1.10)
1994--Class A
Shares..........   15.46      0.17          2.08        (0.17)      (1.61)        --         0.47      15.93     15.12
1993--Class A
Shares..........   15.05      0.22          0.41        (0.22)        --          --         0.41      15.46      4.30
FOR THE PERIOD ENDED JANUARY 31,
1992--Class A
Shares(e).......   14.17      0.11          0.88        (0.11)        --          --         0.88      15.05      7.01(b)
                                                                                Ratios assuming no
                                                                             voluntary waiver of fees
                                                                              or expense limitations
                                                                             --------------------------
                                            Net     Ratio of    Ratio of net              Ratio of net
                                         assets at     net       investment   Ratio of     investment
                 Portfolio     Average    end of   expenses to   income to   expenses in    income
                 turnover     commission  period   average net  average net    average     to average
                   rate        rate(g)   (in 000s)   assets        assets    net assets    net assets
                 --------------------------------------------------------------------------------------
                                                       CORE U.S. EQUITY FUND
                 --------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....   27.62%(b)   $0.0406   $327,636     1.28%(c)      0.72%(c)    1.50%(c)      0.50%(c)
1997--Class B
Shares
(unaudited).....   27.62(b)     0.0406     38,170     1.82(c)       0.14(c)     2.00(c)      (0.04)(c)
1997--
Institutional
Shares
(unaudited).....   27.62(b)     0.0406    175,744     0.65(c)       1.37(c)     0.83(c)       1.19(c)
1997--Service
Shares
(unaudited).....   27.62(b)     0.0406      5,626     1.15(c)       0.84(c)     1.33(c)       0.66(c)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   37.28       $ .0417    225,968     1.29          0.91        1.53          0.67
1997--Class B
Shares(f).......   37.28         .0417     17,258     1.83(c)       0.06(c)     2.00(c)      (0.11)(c)
1997--
Institutional
Shares..........   37.28         .0417    148,942     0.65          1.52        0.85          1.32
1997--Service
Shares(f).......   37.28         .0417      3,666     1.15(c)       0.69(c)     1.35(c)       0.49(c)
1996--Class A
Shares..........   39.35           --     129,045     1.25          1.01        1.55          0.71
1996--
Institutional
Shares(d).......   39.35(b)        --      64,829     0.65(c)       1.49(c)     0.96(c)       1.18(c)
1995--Class A
Shares..........   56.18           --      94,968     1.38          1.33        1.63          1.08
1994--Class A
Shares..........   87.73           --      92,769     1.42          0.92        1.67          0.67
1993--Class A
Shares..........  144.93           --     117,757     1.28          1.30        1.53          1.05
FOR THE PERIOD ENDED JANUARY 31,
1992--Class A
Shares(e).......  135.02(c)        --     151,142     1.57(c)       1.24(c)     1.82(c)       0.99(c)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Not annualized.
(c) Annualized.
(d) For the period from June 15, 1995 (commencement of operations) to January 31, 1996.
(e) For the period from May 24, 1991 (commencement of operations) to January 31, 1992.
(f) For the period from May 1 and June 7, 1996 (commencement of operations) to January 31, 1997 for Class B and Service shares, respectively.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                  Income from                 Distributions to
                           investment operations(e)             shareholders
                           ------------------------- ----------------------------------
                                       Net realized                 From
                                      and unrealized            net realized
                 Net asset               gain on        From      gain on    In excess               Net asset
                  value,      Net      investments,     net      investment    of net   Net increase  value,
                 beginning investment  options and   investment and futures  investment    in net     end of     Total
                 of period   income      futures       income   transactions   income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------
                                                    CORE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(C)
1997--Class A
Shares
(unaudited).....  $10.00     $0.01        $1.94         --          --          --         $1.95      $11.95     19.50%(f)
1997--Class B
Shares
(unaudited).....   10.00       --          1.94         --          --          --          1.94       11.94     19.40(f)
1997--
Institutional
Shares
(unaudited).....   10.00      0.03         1.92         --          --          --          1.95       11.95     19.50(f)
1997--Service
Shares
(unaudited).....   10.00      0.02         1.92         --          --          --          1.94       11.94     19.40(f)
                                                                                Ratios assuming no
                                                                             voluntary waiver of fees
                                                                              or expense limitations
                                                                             ---------------------------
                                           Net     Ratio of    Ratio of net               Ratio of net
                                        assets at     net       investment    Ratio of     investment
                 Portfolio    Average    end of   expenses to   income to    expenses to  income (loss)
                 turnover    commission  period   average net  average net     average     to average
                   rate       rate(b)   (in 000s)   assets        assets     net assets    net assets
                 -----------------------------------------------------------------------------------------------
                                                    CORE LARGE CAP GROWTH FUND
                 -----------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(C)
1997--Class A
Shares
(unaudited).....   18.14%(f)  $0.0292    $29,491     0.90%(d)      0.45%(d)     2.96%(d)      (1.61)%(d)
1997--Class B
Shares
(unaudited).....   18.14(f)    0.0292      3,734     1.65(d)      (0.35)(d)     3.46(d)       (1.90)(d)
1997--
Institutional
Shares
(unaudited).....   18.14(f)    0.0292          2     0.65(d)       0.94 (d)     2.46(d)       (0.87)(d)
1997--Service
Shares
(unaudited).....   18.14(f)    0.0292          2     1.15(d)       0.30 (d)     2.96(d)       (1.51)(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(c) For the period from May 1, 1997 (commencement of operations) to July 31,
    1997.
(d) Annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) Not annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                              Income (loss) from                Distributions to
                           investment operations(g)               shareholders
                           --------------------------- ----------------------------------
                                         Net realized                 From
                                        and unrealized            net realized
                 Net asset              gain (loss) on    From      gain on    In excess  Net increase Net asset
                  value,      Net        investments,     net     investments,   of net    (decrease)   value,
                 beginning investment    options and   investment options and  investment    in net     end of     Total
                 of period   income        futures       income     futures      income   asset value   period   return(a)
----------------------------------------------------------------------------------------------------------------------------
                                                        CAPITAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $16.73     $0.02(h)       $ 3.87(h)    $  --       $  --       $  --       $ 3.89     $20.62     23.25%(d)
1997--Class B
Shares
(unaudited).....   16.67     (0.06)(h)        3.85(h)       --          --          --         3.79      20.46     22.74(d)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   14.91      0.10            3.56        (0.10)      (1.72)      (0.02)       1.82      16.73     25.97
1997--Class B
Shares(b).......   15.67      0.01            2.81        (0.01)      (1.72)      (0.09)       1.00      16.67     19.39(d)
1996--Class A
Shares..........   13.67      0.12            3.93        (0.12)      (2.69)        --         1.24      14.91     30.45
1995--Class A
Shares..........   15.96      0.03           (0.69)       (0.01)      (1.62)        --        (2.29)     13.67     (4.38)
1994--Class A
Shares..........   14.64      0.02            2.40        (0.01)      (1.07)      (0.02)       1.32      15.96     16.89
1993--Class A
Shares..........   13.65      0.06            2.28        (0.07)      (1.28)        --         0.99      14.64     18.01
1992--Class A
Shares..........   11.10      0.28            2.90        (0.31)      (0.32)        --         2.55      13.65     29.31
FOR THE PERIOD ENDED JANUARY 31,
1991--Class A
Shares(c).......   11.34      0.34           (0.27)       (0.31)        --          --        (0.24)     11.10      0.84(d)
                                                                                    Ratios assuming no
                                                                                 voluntary waiver of fees
                                                                                 ---------------------------
                                           Net      Ratio of      Ratio of net                Ratio of net
                                        assets at      net         investment     Ratio of     investment
                 Portfolio    Average     end of   expenses to  income (loss) to expenses to  income (loss)
                 turnover    commission   period   average net      average        average     to average
                   rate       rate(f)   (in 000s)    assets        net assets    net assets    net assets
                 ---------------------------------------------------------------------------------------------------
                                                        CAPITAL GROWTH FUND
                 ---------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....   44.92%(d)  $0.0620   $1,158,360    1.38%(e)        0.19%(e)      1.63%(e)      (0.06)%(e)
1997--Class B
Shares
(unaudited).....   44.92(d)    0.0620       16,759    2.13(e)        (0.66)(e)      2.13(e)       (0.66)(e)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   52.92        .0563      920,646    1.40            0.62          1.65           0.37
1997--Class B
Shares(b).......   52.92        .0563        3,221    2.15(e)        (0.39)(e)      2.15(e)       (0.39)(e)
1996--Class A
Shares..........   63.90          --       881,056    1.36            0.65          1.61           0.40
1995--Class A
Shares..........   38.36          --       862,105    1.38            0.16          1.63          (0.09)
1994--Class A
Shares..........   36.12          --       833,682    1.38            0.13          1.63          (0.12)
1993--Class A
Shares..........   58.93          --       665,976    1.41            0.42          1.66           0.17
1992--Class A
Shares..........   48.93          --       500,307    1.53            2.09          1.78           1.84
FOR THE PERIOD ENDED JANUARY 31,
1991--Class A
Shares(c).......   35.63(d)       --       437,533    1.27(d)         3.24(d)       1.47(d)        3.04(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from April 20, 1990 (commencement of operations) to January 31, 1991.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                   Income from                 Distributions to
                            investment operations(h)             shareholders
                            ------------------------- ----------------------------------
                                        Net realized                            From
                                       and unrealized                       net realized
                  Net asset               gain on        From    In excess    gain on                 Net asset
                   value,      Net      investments,     net       of net    investment  Net increase  value,
                  beginning investment  options and   investment investment and futures     in net     end of     Total
                  of period   income      futures       income     income   transactions asset value   period   return(b)
-----------------------------------------------------------------------------------------------------------------------------
                                                        MID CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,
-----------
1997--
Institutional
Shares
(unaudited).....   $18.73     $0.08        $4.86        $  --      $  --       $  --        $4.94      $23.67     26.37%(f)
1997--Service
Shares(a)
(unaudited).....    23.01       --          0.66           --         --          --         0.66       23.67      2.87(f)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--
Institutional
Shares..........    15.91      0.24         3.77         (0.24)     (0.02)      (0.93)       2.82       18.73     25.63
FOR THE PERIOD ENDED JANUARY 31,
------------
1996--Individual
Shares(d).......    15.00      0.13         0.90         (0.12)       --          --         0.91       15.91      6.89(d)(f)
-----------
                                                                                    Ratios assuming no
                                                                                 voluntary waiver of fees
                                                                                  or expense limitations
                                                                                 --------------------------
                                            Net     Ratio of      Ratio of net                Ratio of net
                                         assets at     net         investment     Ratio of     investment
                  Portfolio    Average    end of   expenses to  income (loss) to expenses to  income (loss)
                  turnover    commission  period   average net    average net      average     to average
                    rate       rate(c)   (in 000s)   assets          assets      net assets    net assets
                  -------------------------------------------------------------------------------------------------
                                                        MID CAP EQUITY FUND
                  -------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,
1997--
Institutional
Shares
(unaudited).....    35.77%(f)  $0.0540   $189,092     0.85%(e)        0.77%(e)      0.90%(e)       0.72%(e)
1997--Service
Shares(a)
(unaudited).....    35.77(f)    0.0540          2     1.35(e)        (0.06)(e)      1.40(e)       (0.11)(e)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--
Institutional
Shares..........    74.03       0.0547    145,253     0.85            1.35          0.91           1.29
FOR THE PERIOD ENDED JANUARY 31,
------------
1996--Individual
Shares(d).......    58.77(f)       --     135,671     0.85(e)         1.67(e)       0.98(e)        1.54(e)

----
(a) For the period from July 18, 1997 (commencement of operations) to July 31, 1997.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(d) For the period from August 1, 1995 (commencement of operations) to January 31, 1996.
(e)  Annualized.
(f) Not annualized.
(g) For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
(h)  Includes the balancing effect of calculating per share amounts.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------


                                          Income (loss) from
                                       investment operations(g)
                           -------------------------------------------------
                                                               Net realized
                                                              and unrealized
                                             Net realized      gain (loss)
                 Net asset                  and unrealized      on foreign
                  value,        Net         gain (loss) on       currency
                 beginning  investment   investments, options    related
                 of period income (loss)     and futures       transactions
            ---------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                    INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....  $19.32       $0.03(h)          $4.20(h)         $(0.24)
1997--Class B
Shares
(unaudited).....   19.24       (0.02)(h)          4.17(h)          (0.24)
1997--
Institutional
Shares
(unaudited).....   19.40        0.08(h)           4.26(h)          (0.24)
1997--Service
Shares
(unaudited).....   19.34        0.04(h)           4.24(h)          (0.24)
FOR THE YEAR ENDED JANUARY 31,
-------------
1997--Class A
Shares..........   17.20        0.10              3.51             (1.28)
1997--Class B
Shares(e).......   18.91       (0.06)             0.94             (0.34)
1997--
Institutional
Shares(e).......   17.45        0.04              3.39             (1.24)
1997--Service
Shares(e).......   17.70       (0.02)             2.95             (1.08)
1996--Class A
Shares..........   14.52        0.13              2.58              1.42
1995--Class A
Shares..........   18.10        0.06             (3.04)            (0.01)
1994--Class A
Shares..........   14.35        0.05              4.08             (0.38)
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......   14.18       (0.01)             0.29             (0.11)

                    Distributions to
                      shareholders
                 -----------------------
                                From
                            net realized
                              gain on        Net
                    From    investment,    increase   Net asset
                    net      option and   (decrease)   value,
                 investment   futures    in net asset  end of     Total
                   income   transactions    value      period   return(a)
            -----------------------------------------------------------------

                                 INTERNATIONAL EQUITY FUND
            -----------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
------------
1997--Class A
Shares
(unaudited).....   $  --       $  --        $ 4.02     $23.34     20.81%(c)
1997--Class B
Shares
(unaudited).....      --          --          3.94      23.18     20.48(c)
1997--
Institutional
Shares
(unaudited).....      --          --          4.11      23.51     21.19(c)
1997--Service
Shares
(unaudited).....      --          --          4.04      23.38     20.89(c)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........      --        (0.21)        2.12      19.32     13.48
1997--Class B
Shares(e).......      --        (0.21)        0.33      19.24      2.83(c)
1997--
Institutional
Shares(e).......    (0.03)      (0.21)        1.95      19.40     12.53(c)
1997--Service
Shares(e).......      --        (0.21)        1.64      19.34     10.42(c)
1996--Class A
Shares..........    (0.58)      (0.87)        2.68      17.20     28.68
1995--Class A
Shares..........      --        (0.59)       (3.58)     14.52    (16.65)
1994--Class A
Shares..........      --          --          3.75      18.10     26.13
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......      --          --          0.17      14.35      1.23(c)

                                                                                  Ratio of net
                                        Portfolio   Average      Net assets       expenses to
                                        turnover   commission    at end of        average net
                                          rate      rate (f)   period (in 000's)    assets
            ---------------------------------------------------------------------------------------------------------------
                                                     INTERNATIONAL EQUITY FUND
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....                        22.30%(c)  $0.0230       $721,502          1.69%(d)
1997--Class B
Shares
(unaudited).....                        22.30(c)    0.0230         49,263          2.23(d)
1997--
Institutional
Shares
(unaudited).....                        22.30(c)    0.0230         57,860          1.10(d)
1997--Service
Shares
(unaudited).....                        22.30(c)    0.0230          2,087          1.60(d)
-------------
FOR THE YEAR ENDED JANUARY 31,
-------------
1997--Class A
Shares..........                        38.01        .0318        536,283          1.69
1997--Class B
Shares(e).......                        38.01        .0318         19,198          2.23(d)
1997--
Institutional
Shares(e).......                        38.01        .0318         68,374          1.10(d)
1997--Service
Shares(e).......                        38.01        .0318            674          1.60(d)
1996--Class A
Shares..........                        68.48          --         330,860          1.52
1995--Class A
Shares..........                        84.54          --         275,086          1.73
1994--Class A
Shares..........                        60.04          --         269,091          1.76
------------
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......                         0.00          --          66,063          1.80(d)
                                Ratios assuming no
                             voluntary waiver of fees
                              or expense limitations
                             --------------------------

               Ratio of net
                investment                  Ratio of
                  income      Ratio of   net investment
                (loss) to     expenses   income (loss)
               average net   to average    to average
                  assets     net assets    net assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                    INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....   0.30%(d)     1.83%(d)      0.16%(d)
1997--Class B
Shares
(unaudited).....   0.22)(d)     2.33(d)      (0.32)(d)
1997--
Institutional
Shares
(unaudited).....   0.78(d)      1.20(d)       0.68(d)
1997--Service
Shares
(unaudited).....   0.35(d)      1.70(d)       0.25(d)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........    (0.07)        1.88         (0.26)
1997--Class B
Shares(e).......    (0.97)(d)     2.38(d)      (1.12)(d)
1997--
Institutional
Shares(e).......     0.43(d)      1.25(d)       0.28(d)
1997--Service
Shares(e).......    (0.40)(d)     1.75(d)      (0.55)(d)
1996--Class A
Shares..........     0.26         1.77          0.01
1995--Class A
Shares..........     0.40         1.98          0.15
1994--Class A
Shares..........     0.51         2.01          0.26
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......   (0.42)(d)     2.58(d)      (1.20)(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from December 1, 1992 (commencement of operations) to January 31, 1993.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 7, March 6 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional, Service and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                 Income (loss) from                     Distributions to
                              investment operations(g)                    shareholders
                           ---------------------------------- ------------------------------------
                                                                             From      In excess
                                                                         net realized of realized
                                             Net realized                  gain on      gain on
                 Net asset    Net           and unrealized       From    investment,  investment,
                  value,   investment       gain (loss) on       net      option and   option and
                 beginning   income      investments, options investment   futures      futures
                 of period   (loss)          and futures        income   transactions transactions
-----------------------------------------------------------------------------------------------------------------------------------
                                                       SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....  $20.91    $(.0.05)(h)         $ 3.77(h)       $  --       $  --        $  --
1997--Class B
Shares
(unaudited).....   20.80      (0.12)(h)           3.74(h)          --          --           --
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........   17.29      (0.21)              4.92             --        (1.09)         --
1997--Class B
Shares(b).......   20.79      (0.11)              1.21             --        (1.09)         --
1996--Class A
Shares..........   16.14      (0.23)              1.39             --        (0.01)         --
1995--Class A
Shares..........   20.67      (0.07)             (3.53)            --        (0.69)       (0.24)
1994--Class A
Shares..........   16.68      (0.04)              5.03             --        (1.00)         --
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(c).......   14.18       0.03               2.50           (0.03)        --           --

                 Net increase Net asset                                                   Ratio of net
                  (decrease)   value,                Portfolio    Average   Net assets at expenses to
                    in net     end of     Total      turnover    commission end of period average net
                 asset value   period   return(a)      rate       rate(g)    (in 000's)      assets
                 -------------------------------------------------------------------------------------
                                                       SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....    $ 3.72     $24.63     17.65%(d)    46.02%(d)  $0.0506     $290,615        1.56%(e)
1997--Class B
Shares
(unaudited).....      3.62      24.42     17.26(d)     46.02(d)    0.0506       19,125        2.31(e)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........      3.62      20.91     27.28        99.46        .0461      212,061        1.60
1997--Class B
Shares(b).......      0.01      20.80      5.39(d)     99.46        .0461        3,674        2.35(e)
1996--Class A
Shares..........      1.15      17.29      7.20        57.58          --       204,994        1.41
1995--Class A
Shares..........     (4.53)     16.14    (17.53)       43.67          --       319,487        1.53
1994--Class A
Shares..........      3.99      20.67     30.13        56.81          --       261,074        1.60
FOR THE PERIOD ENDED JANUARY 31,
------------
Shares(c).......      2.50      16.68     17.86(d)      7.12(e)       --        59,339        1.65(e)

                                      Ratios assuming no
                                   voluntary waiver of fees
                                    or expense limitations
                                   ---------------------------
                    Ratio of net                Ratio of net
                     investment     Ratio of     investment
                  income (loss) to expenses to      loss
                    average net      average     to average
                       assets      net assets    net assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                       SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....     (0.49)%(e)    1.81%(e)      (0.74)%(e)
1997--Class B
Shares
(unaudited).....    (1.06)(e)      2.31(e)      (1.06)(e)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........     (0.72)        1.85          (0.97)
1997--Class B
Shares(b).......     (1.63)(e)     2.35(e)       (1.63)(e)
1996--Class A
Shares..........     (0.59)        1.66          (0.84)
1995--Class A
Shares..........     (0.53)        1.78          (0.78)
1994--Class A
Shares..........     (0.45)        1.85          (0.70)
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(c).......      0.62(e)      2.70(e)       (0.43)(e)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from October 22, 1992 (commencement of operations) to January 31, 1993.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                       Income (loss) from                 Distributions to
                                    investment operations(g)                shareholders
                           -------------------------------------------- ---------------------
                                                         Net realized
                 Net asset    Net        Net realized   and unrealized     From    In excess  Net increase Net asset
                  value,   investment   and unrealized gain on foreign     net       of net    (decrease)   value,
                 beginning   income     gain (loss) on currency related investment investment    in net     end of     Total
                 of period   (loss)      investments     transactions     income     income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------------
                                                         ASIA GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $16.31     $ 0.03(h)      $ 0.86(h)       $(0.68)       $  --      $  --       $ 0.21     $16.52      1.29%(c)
1997--Class B
Shares
(unaudited).....   16.24      (0.02)(h)       0.71(h)        (0.56)          --         --         0.16      16.40      0.99(c)
1997--
Institutional
Shares
(unaudited).....   16.33       0.07(h)        0.90(h)        (0.71)          --         --         0.26      16.59      1.59(c)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   16.49       0.06          (0.11)          (0.12)        (0.01)       --        (0.18)     16.31     (1.01)
1997--Class B
Shares(e).......   17.31      (0.05)         (0.48)          (0.51)          --       (0.03)      (1.07)     16.24     (6.02)(c)
1997--
Institutional
Shares(e).......   16.61       0.04          (0.11)          (0.11)        (0.04)     (0.06)      (0.28)     16.33     (1.09)(c)
1996--Class A
Shares..........   13.31       0.17           3.44           (0.12)        (0.17)     (0.14)       3.18      16.49     26.49
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(b).......   14.18       0.11          (0.89)           0.01         (0.10)       --        (0.87)     13.31     (5.46)(c)

                                                                                     Ratios assuming no
                                                                                  voluntary waiver of fees
                                                                                   or expense limitations
                                                                                  -------------------------
                                                                    Ratio of net              Ratio of net
                                                      Ratio of net   investment    Ratio of    investment
                 Portfolio    Average   Net assets at expenses to  income (loss)   expenses   income (loss)
                 turnover    commission end of period average net  to average net to average   to average
                   rate       rate(f)      (000's)       assets        assets     net assets   net assets
                 ------------------------------------------------------------------------------------------
                                                         ASIA GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
------------
1997--Class A
Shares
(unaudited).....   51.72%(c)  $0.0068     $256,078        1.72%(d)      0.37%(d)     1.92%(d)      0.17%(d)
1997--Class B
Shares
(unaudited).....   51.72(c)    0.0068        5,237        2.27(d)      (0.21)(d)     2.43(d)      (0.37)(d)
1997--
Institutional
Shares
(unaudited).....   51.72(c)    0.0068       11,372        1.10(d)       0.91(d)      1.26(d)       0.75(d)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........   48.40        .0151      263,014        1.67          0.20         1.87          0.00
1997--Class B
Shares(e).......   48.40        .0151        3,354        2.21(c)      (0.56)(d)     2.37(d)      (0.72)(d)
1997--
Institutional
Shares(e).......   48.40        .0151       13,322        1.10(d)       0.54(d)      1.26(d)       0.38(d)
1996--Class A
Shares..........   88.80          --       205,539        1.77          1.05         2.02          0.80
FOR THE PERIOD ENDED JANUARY 31,
------------
1995--Class A
Shares(b).......   36.08(c)       --       124,298        1.90(d)       1.83(d)      2.38(d)       1.35(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from July 8, 1994 (commencement of operations) to January 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 2 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                   Appendix A

                          DESCRIPTION OF BOND RATINGS*

                        MOODY'S INVESTORS SERVICE, INC.


          Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

          Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


* The rating system described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. and Standard and Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

          Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such

----------------------------------------------------------------


                                      1-A
issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                        STANDARD & POOR'S RATINGS GROUP

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

     D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D

                                      2-A
rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     N.R.:  Not rated.

                                      3-A

                                   Appendix B



                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

     Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

     OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

     OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

     WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

     WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

     WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

     INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

                                      1-B

      GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES


     Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

     . Privately owned and ranked among Wall Street's best capitalized firms, with partners' capital of approximately $5.3 billion as of November 29, 1996.

     . With thirty-four offices around the world, Goldman Sachs employs over 9,000 professionals focused on opportunities in major markets.

     . The number one underwriter of all international equity issuers from (1993-1996).

     .    A research budget of $200 million for 1997.

     . Premier lead manager of negotiated municipal bond offerings over the past six years (1990-1996).

     . The number one lead manager of U.S. common stock offerings for the past eight years (1989-1996).*

     . The number one lead manager for initial public offerings (IPOs) worldwide (1989-1996).



* Source:  Securities Data Corporation. Common stock ranking excludes REITs,
  ====================================
Investment Trusts and Rights.

                                      2-B

                  GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865      End of Civil War

1869      Marcus Goldman opens Goldman Sachs

1890      Dow Jones Industrial Average first published

1896      Goldman Sachs joins New York Stock Exchange

1906 Goldman Sachs takes Sears Roebuck public (longest-standing client relationship)

          Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956      Goldman Sachs co-manages Ford's public offering, the largest to date

1970      London office opens

1972      Dow Jones Industrial Average breaks 1000

1986      Goldman Sachs takes Microsoft public

1990 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1992      Dow Jones Industrial Average breaks 3000

1993 Goldman Sachs is lead manager in taking Allstate public, largest equity offering to date ($2.4 billion)

1995      Dow Jones Industrial Average breaks 4000

1996      Dow Jones Industrial Average breaks 6000

          Goldman Sachs takes Deutsche Telecom public

1997      Dow Jones Industrial Average breaks 7000

                                      3-B

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                              INSTITUTIONAL SHARES

                          GOLDMAN SACHS BALANCED FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                    GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
                    GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
                  GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
                       GOLDMAN SAHCS CAPITAL GROWTH FUND
                       GOLDMAN SACHS MID CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS SMALL CAP VALUE FUND
                   GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND
                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND

         (EQUITY PORTFOLIOS OF GOLDMAN SACHS TRUST) One New York Plaza
                            New York, New York 10004

     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Institutional Shares of Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Real Estate Securities Fund dated October 1, 1997, as amended and/or supplemented from time to time (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. at the telephone number, or writing to one of the addresses, listed below.

TABLE OF CONTENTS
                                        Page
                                        ====
Introduction..........................  B-3
Investment Policies...................  B-4
Investment Restrictions...............  B-33
Management............................  B-34
Portfolio Transactions and Brokerage..  B-49
Net Asset Value.......................  B-55
Performance Information...............  B-57
Shares of the Trust...................  B-63
Taxation..............................  B-67
Financial Statements..................  B-73
Other Information.....................  B-73
Appendix A:...........................  1-A
Appendix B:...........................  1-B

GOLDMAN, SACHS & CO.               GOLDMAN SACHS FUNDS MANAGEMENT, L.P.
Distributor                        Investment Adviser to:
85 Broad Street                      Goldman Sachs CORE U.S. Equity Fund and
New York, New York 10004             Goldman Sachs Capital Growth Fund
                                   One New York Plaza
                                   New York, New York 10004
GOLDMAN, SACHS & CO.
Transfer Agent                     GOLDMAN SACHS ASSET MANAGEMENT
4900 Sears Tower                   Investment Adviser to:
Chicago, Illinois 60606              Goldman Sachs Balanced Fund,
                                      Goldman Sachs CORE Large Cap Growth Fund,
                                      Goldman Sachs CORE Small Cap Equity Fund,
GOLDMAN SACHS ASSET                   Goldman Sachs CORE International Equity
MANAGEMENT INTERNATIONAL               Fund,
Investment Adviser to:                Goldman Sachs Growth and Income Fund,
  Goldman Sachs International         Goldman Sachs Mid Cap Equity Fund,
  Equity Fund, Goldman Sachs Asia     Goldman Sachs Small Cap Value Fund, and
  Growth Fund, and Goldman Sachs      Goldman Sachs Real Estate Securities Fund
  Emerging Markets Equity Fund     One New York Plaza
133  Peterborough Court            New York, New York 10004
London, England EC4A 2BB



Toll free (in U.S.).......800-621-2550

                                  INTRODUCTION

     Goldman Sachs Trust (the "Trust") is an open-end, management investment company. The following series of the Trust are described in this Additional
Statement: Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), CORE U.S. Equity Fund ("CORE U.S. Equity Fund")(formerly known as "Goldman Sachs Select Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity Fund"), Goldman Sachs CORE International Equity Fund ("CORE International Equity Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs International Equity Fund ("International Equity Fund"), Goldman Sachs Small Cap Value Fund ("Small Cap Value Fund"), Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Real Estate Securities Fund ("Real Estate Securities Fund") (collectively referred to herein as the "Funds").

     The Funds were initially organized as a series of a corporation formed under the laws of the State of Maryland on September 27, 1989 and were reorganized as a Delaware business trust as of April 30, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, Mid Cap Equity, CORE Small Cap Equity Fund, CORE International Equity Fund, Capital Growth Fund, International Equity, Small Cap Value, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds currently offer five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares. See "Shares of the Trust."

     Goldman Sachs Asset Management, ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. Goldman Sachs Fund Management, L.P., ("GSFM") an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI
are sometimes referred to collectively herein as the "Advisers."   Goldman Sachs
serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").

     The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies.
There is no assurance that each Fund will achieve its objective.

                              INVESTMENT POLICIES

     Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

BALANCED FUND
=============

     The investment objective of the Balanced Fund is to provide shareholders with long-term capital growth and current income. The Balanced Fund seeks to achieve its investment objective by investing in a balanced portfolio diversified among both equity and fixed income securities.

     Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor's goals. Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. Balanced Fund offers a portfolio of equity and fixed income securities intended to provide less volatility than a portfolio completely invested in equity securities and greater diversification than a portfolio invested in only one asset class. Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity securities.

FIXED INCOME STRATEGIES DESIGNED TO MAXIMIZE RETURN AND MANAGE RISK

     GSAM's approach to managing the fixed income portion of Balanced Fund's portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index, while also seeking to provide high current income. This approach emphasizes (1) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (2) individual security selection based on identifying relative value (fixed income securities inexpensive relative to others in their sector); and (3) to a lesser extent, strategies based on GSAM's expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

     GSAM seeks to manage fixed income portfolio risk in a number of ways. These include diversifying the fixed income portion of the Balanced Fund's portfolio among various types of fixed income securities and utilizing sophisticated quantitative models to understand how the fixed income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and to monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund's portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

     A number of investment strategies will be used in selecting fixed income securities for the Fund's portfolio. GSAM's fixed income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Adviser's target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

     MARKET SECTOR SELECTION. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

     ISSUER SELECTION. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing (within the constraints imposed by Balanced Fund's minimum credit quality requirements). This strategy focuses on four types of investment-grade corporate issuers. Selection of securities from the first type of issuers - those with low but stable credit - is intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers - those with low and intermediate but improving credit quality - is intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation should occur relative to alternative securities as credit quality improves, the nationally recognized statistical rating organizations upgrade credit ratings, and credit spreads narrow. Securities from the third type of issuers - issuers with deteriorating credit quality - will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

     YIELD CURVE STRATEGY. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a "barbell" strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a "bullet" strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a "neutral yield curve" strategy in which the maturity distribution mirrors that of a benchmark.

CORE U.S. EQUITY, CORE LARGE CAP GROWTH, CORE SMALL CAP EQUITY AND CORE
=======================================================================
INTERNATIONAL EQUITY  FUNDS
===========================

     Under normal circumstances, the Funds will invest at least 90% of their total assets in equity securities.

     The investment strategy of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds will be implemented to the extent it is consistent with maintaining a Fund's qualification as a regulated investment company under the Internal Revenue Code. A Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's gross income for its taxable year be derived from the sale or other disposition of stocks or securities or certain other investments (generally including options and futures contracts) held for less than three months.

     Since normal settlement for equity securities is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund's net assets. The Funds may purchase futures contracts only with respect to the S&P 500 Index (in the case of CORE U.S. Equity Fund) and a representative index (in the case of CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) in order to keep a Fund's effective equity exposure close to 100%. For exam-ple, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

     THE MULTIFACTOR MODEL.  The Multifactor Model is a rigorous computerized
     =====================
rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g. price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the performance of equity securities.

     Because it includes many disparate factors, the Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

     The Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the Multifactor Model or the method of applying the Multifactor Model) may include: (i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Fund uses futures); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

INTERNATIONAL EQUITY FUND
=========================

     International Equity Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Equity Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Emerging Markets, including Asia."

     A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Equity Fund's portfolio through a three-stage investment process. Because International Equity Fund is a long-term holder of stocks, the portfolio managers adjust International Equity Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

     Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Adviser seeks to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

     Within these industries the Adviser seeks to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

     GSAMI's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.

     The members of GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.

CORPORATE DEBT OBLIGATIONS
==========================

     Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

     The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's net asset value.

     Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

     Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

     Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

ZERO COUPON BONDS
=================

     A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund's distribution obligations. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES
=====================================

     The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

CUSTODIAL RECEIPTS
==================

     Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

MUNICIPAL SECURITIES
====================

     Balanced Fund may invest up to 5% of its net assets in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

     The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

     Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

MORTGAGE-BACKED SECURITIES
==========================

     GENERAL CHARACTERISTICS. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

     The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, the Advisers may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

     GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

     A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is autho rized to borrow from the United States Treasury in an unlimited amount.

     FANNIE MAE CERTIFICATES. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conven tional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

     Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distrib ute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participation in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

     Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

     The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     MORTGAGE PASS-THROUGH SECURITIES. Each Fund (other than CORE U.S. Equity , CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage Pass-Throughs"); that is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

     The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

     DESCRIPTION OF CERTIFICATES. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

     Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate
                                                    --------
basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

     Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of
            --------
principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of
                             --------
such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

     RATINGS. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

     CREDIT ENHANCEMENT.  Credit support falls generally into two categories:
(i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

     SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

     In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

     The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among
                                                                  --------
all certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

     ALTERNATIVE CREDIT ENHANCEMENT. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

     VOLUNTARY ADVANCES. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

     OPTIONAL TERMINATION. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

     MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. A Fund may invest in multiple class securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

     Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mort gage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

     CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

     CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

     STRIPPED MORTGAGE-BACKED SECURITIES. The Balanced and Real Estate Securities Funds may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

INVERSE FLOATING RATE SECURITIES
================================

     Balanced Fund may invest up to 5% of its net assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed . An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 15% limitation on investments in such securities.

ASSET-BACKED SECURITIES
=======================

     Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

     Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
==================================================

     Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds may only enter into such transactions with respect to the S&P 500 Index, for the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth and CORE Small Cap Equity Funds. The other Funds may purchase and sell futures contracts based on various securities (such as U.S.

Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

     FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

     When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire.

     Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

     OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets quoted or denominated in the related currency) in the cash market at the time when the futures or options position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in currency forward contracts futures contracts and, for a Fund permitted to do so, related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Taxation").

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid assets in an amount equal to the underlying value of such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

     Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
============================================

     WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest (other than CORE U.S. Equity and CORE Large Cap Growth Funds). A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

     In addition, a written call option or put option may be covered by maintaining cash or liquid assets (either of which may be quoted or denominated in any currency) in a segregated account, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

     A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid assets with a value equal to the exercise price in a segregated account with its custodian.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

     PURCHASING OPTIONS. Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

     A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

     YIELD CURVE OPTIONS. Balanced Fund, with respect to up to 5% of its net assets, may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments.
Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

     Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, Balanced Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. Balanced Fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Adviser, Balanced Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

     Yield curve options written by the Balanced Fund will be "covered." A call (or put) option is covered if the Balanced Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid assets sufficient to cover the Balanced Fund's net liability under the two options. Therefore, the Balanced Fund's liability for such a covered option is generally limited to the difference between the amount of the Balanced Fund's liability under the option written by the Balanced Fund less the value of the option held by the Balanced Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, estab lished trading markets for these options have not yet developed.

     RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission ("SEC") changes its position, each Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

REAL ESTATE INVESTMENT TRUSTS
=============================

     Each Fund may invest in shares of REITs. The Real Estate Securities Fund expects that a substantial portion of its total assets will be invested in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
==================================

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Adviser for investment by the Fund. CORE

U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
==================

     Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

     Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may be subject to currency exposure independent of their securities positions.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

     Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE

U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

     ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

     To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

     Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See "Investing in Emerging Markets, including Asia," below.

     A Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets."

       INVESTING IN EMERGING MARKETS , INCLUDING ASIA. CORE International Equity, International Equity, Asia Growth and Emerging Markets Equity Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including Emerging Countries issuers (in the case of Emerging Markets Equity and International Equity Funds) and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth Fund), as well as the risks associated with investments quoted or denominated in foreign currencies. Balanced, Growth and Income, CORE International Equity, Small Cap Value, Mid Cap Equity and Capital Growth Funds may invest, to a lesser extent, in equity and equity-related securities of foreign issuers; including Emerging Countries issuers. In addition, certain of Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Fund's potential investment and management techniques entail special risks. Asia Growth Fund concentrates on companies that the Advisers believe are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. The Advisers believe that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead.

     The pace of change in many Emerging Countries, and in particular those in Asia, over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Emerging Countries have
been relatively attractive.   See "Risk Factors" in the Prospectus.

        Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

     Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Emerging Country markets may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

     Transaction costs, including brokerage commissions or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

     Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain of the Asian countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

     Each of the Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds' assets.

     The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

     A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Growth and Income, Mid Cap Equity, Capital Growth and Small Cap Value Funds may enter into forward foreign currency exchange contracts for hedging purposes. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

     At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

     Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

     A Fund's custodian will place cash or liquid assets into a segregated account of such Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds forward contracts entered into to seek to increase total return. If the value of the securities placed in the segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

     While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

      Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

       WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

     Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, Balanced, International Equity, Emerging Markets Equity and Asia Growth Funds may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

     A call option written by a Fund obligates a Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate a Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written put and call options, see "Written Covered Options" above.

     A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

     A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

     In addition to using options for the hedging purposes described above, Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may use options on currency to seek to increase total return. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

     Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by a Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Fund would realize either no gain or a loss on the purchase of the put option.

       SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

     A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

     The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS, MORTGAGE SWAPS, INDEX SWAPS AND INTEREST RATE SWAPS, CAPS,
==========================================================================
FLOORS AND COLLARS
==================

     The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may, with respect to up to 5% of their net assets, enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced and Real Estate Securities Funds may, with respect to 5% of its net assets, enter into mortgage, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

     A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency.
Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by a Fund under a currency swap or an interest rate floor, cap or collar is held in a segregated account consisting of cash or liquid assets the Funds and the Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

     A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Adviser.

     The use of interest rate, mortgage, index and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps, caps, floors and collars are illiquid and thus subject to a Fund's 15% limitation on investments in illiquid securities.

LENDING OF PORTFOLIO SECURITIES
===============================

     Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisers to be of good standing, and when, in the judgment of the Advisers, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Advisers determine to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
==============================================

     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
==================================

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
==========================

     A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Adviser.

     Each Fund may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange).

     The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described under "Risk Associated with Options Transactions," involved in the writing of options on securities.

     Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

REPURCHASE AGREEMENTS
=====================

     Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

     For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     As with any unsecured debt instrument purchased for a Fund, the Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, a Fund, together with other registered investment companies having advisory agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.


                            INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

     A Fund may not:

          (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

          (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (other than the Goldman Sachs Real Estate Securities Fund, which will invest at least 25% or more of its total assets in the real estate industry) (excluding the U.S. Government or any of its agencies or instrumentalities).

          (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

          (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies,
               (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

          (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

          (6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

          (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

          (8) issue senior securities to the extent such issuance would violate applicable law.

     Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

     In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

     A Fund may not:

     (a) Invest in companies for the purpose of exercising control or management.

     (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

     (d)  Make short sales of securities, except short sales against the box.

                                   MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.


NAME, AGE               POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST     DURING PAST 5 YEARS
-----------             ----------     -------------------
Ashok N. Bakhru, 53     Chairman       Executive Vice President -- Finance and
1325 Ave. of Americas   & Trustee      Administration and Chief Financial Officer, Coty
New York, NY  10019                    Inc. (since April 1996); President, ABN
                                       Associates (June 1994 through March
                                       1996); Senior Vice President of Scott Paper
                                       Company until June 1994; Director of
                                       Arkwright Mutual Insurance Company; Trustee
                                       of International House of Philadelphia;
                                       Member of Cornell University
                                       Council; Trustee of the Walnut Street
                                       Theater.


*David B. Ford, 51      Trustee        Managing Director, Goldman Sachs (since 1996);
One New York Plaza                     General Partner, Goldman Sachs (1986-1996);
New York, NY 10004                     Co-Head of Goldman Sachs Asset Management
                                       (since December 1994).

*Douglas C. Grip, 35    Trustee        Vice President, Goldman Sachs (since May 1996);
One New York Plaza      & President    President, MFS Retirement Services Inc., of
New York, NY 10004                     Massachusetts Financial Services (prior thereto).

*John P. McNulty, 44    Trustee        Managing Director, Goldman Sachs (since 1996);
One New York Plaza                     General Partner of Goldman Sachs (1990-1994
New York, NY 10004                     and 1995-1996); Co-Head of Goldman Sachs Asset
                                       Management (since November 1995); Limited Partner
                                       of Goldman Sachs (1994 to November 1995).


Mary P. McPherson, 60   Trustee        President of Bryn Mawr College (since 1978);
Taylor Hall                            Director of Josiah Macy, Jr, Foundation (since
Bryn Mawr, PA 19010                    1977); Director of the Philadelphia
                                       Contributionship (since 1985); Director of Amherst College
                                       (since 1986); Director of Dayton Hudson
                                       Corporation (since 1988); Director of the
                                       Spencer Foundation (since 1993); and member
                                       of PNC Advisory Board (since 1993).

 NAME, AGE                                      POSITIONS                PRINCIPAL OCCUPATION(S)
AND ADDRESS                                     WITH TRUST               DURING PAST 5 YEARS
-----------                                     ----------               -----------------------
 *Alan A. Shuch, 48                             Trustee                  Limited Partner, Goldman Sachs (since 1994);
 One New York Plaza                                                      Director and Vice President of Goldman Sachs
 New York, NY  10004                                                     Funds Management Inc. (from April 1990 to
                                                                         November 1994); President and Chief Operating
                                                                         Officer, GSAM (from September 1988 to November 1994).

Jackson W. Smart, 66                            Trustee                  Chairman, Executive Committee, First
One Northfield Plaza # 218                                               Commonwealth, Inc. (a managed dental care
Northfield, IL  60093                                                    company, since January 1996); Chairman and
                                                                         Chief Executive Officer, MSP Communications Inc.
                                                                         (a company engaged in radio broadcasting) (since
                                                                         November 1988), Director, Federal Express Corpo-
                                                                         ration (since 1976), Evanston Hospital Corporation
                                                                         (since 1980), First Commonwealth, Inc. (since
                                                                         1988) and North American Private Equity Group
                                                                         (a venture capital fund).

William H. Springer, 67                         Trustee                  Vice Chairman and Chief Financial and
701 Morningside Drive                                                    Administrative Officer, (February 1987 to June
Lake Forest, IL  60045                                                   1991) of Ameritech (a telecommunications holding
                                                                         company; Director,Walgreen Co. (a retail drug
                                                                         store business); Director of Baker, Fentress & Co.
                                                                         (a closed-end, non-diversified management invest-
                                                                         ment company) (April 1992 to present).

Richard P. Strubel, 57                          Trustee                  Managing Director, Tandem Partners, Inc. (since
70 West Madison St. Ste 1400                                             1990); President and Chief Executive Officer,
Chicago, IL  60602                                                       Microdot, Inc. (a diversified manufacturer of
                                                                         fastening systems and connectors)(January 1984
                                                                         to October 1994).

*Scott M. Gilman, 37                            Treasurer                Director, Mutual Funds Administration, Goldman
 One New York Plaza                                                      Sachs Asset Management (since April 1994);
 New York, NY  10004                                                     Assistant Treasurer, Goldman Sachs Funds
                                                                         Management, Inc. (since March 1993); Vice President,
                                                                         Goldman Sachs (since March 1990).

*John M. Perlowski, 32                          Assistant                Vice President, Goldman Sachs (since July
 One New York Plaza                                Treasurer             1995); Director, Investors Bank and Trust,
 New York, NY 10004                                                      November 1993 to July 1995); Audit Manager
                                                                         of Arthur Andersen LLP (prior thereto).



NAME, AGE                 POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST         DURING PAST 5 YEARS
-----------               ----------         -------------------
*John W. Mosior, 58       Vice              Vice President, Goldman Sachs and Manager
4900 Sears Tower           President        of Shareholder Servicing of GSAM (since
Chicago, IL  60606                          November 1989).

*Nancy L. Mucker, 47       Vice             Vice President, Goldman Sachs (since April
4900 Sears Tower            President       1985); Manager of Shareholder Servicing of
Chicago, IL  60606                          GSAM since November 1989).

*Michael J. Richman, 36    Secretary        Associate General Counsel of
85 Broad Street                             Goldman Sachs Asset Manage-
New York, NY  10004                         ment (since February 1994);
                                            Vice President and Assistant General Counsel
                                            of Goldman Sachs (since June 1992); Counsel
                                            to the Funds Group, GSAM (since June 1992);
                                            Partner, Hale and Dorr (September 1991 to
                                            June 1992).

*Howard B. Surloff, 31      Assistant       Assistant General Counsel and Vice President,
85 Broad Street              Secretary      Goldman Sachs (since November 1993 and May
New York, NY  10004                         1994 respectively); Counsel to the Funds Group,
                                            Goldman Sachs Asset Management (since
                                            November 1993); Associate of Shereff Friedman,
                                            Hoffman & Goodman (prior  thereto).

*Valerie A. Zondorak, 31     Assistant      Vice President, Goldman Sachs (since March
85 Broad Street               Secretary     1997); Counsel to the Funds Group, Goldman
New York, New York 10004                    Sachs Asset Management (since >March 1997);
                                            Associate of Shereff Friedman, Hoffman &
                                            Goodman (prior thereto).

*Steven E. Hartstein, 33     Assistant      Legal Products Analyst, Goldman Sachs (June
85 Broad Street               Secretary     1993 to present); Funds Compliance Officer,
New York, NY  10004                         Citibank Global Asset Management (August 1991
                                            to June 1993).

*Deborah Farrell, 25         Assistant      Administrative Assistant, Goldman Sachs since
 85 Broad Street              Secretary     January 1994.  Formerly at Cleary Gottlieb, Steen
 New York, NY 10004                         and Hamilton.

*Kaysie P. Uniacke, 36       Assistant      Vice President and Senior Portfolio Manager,
One New York Plaza            Secretary     Goldman Sachs Asset Management (since
New York, NY 10004                          1988).



NAME, AGE            POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS          WITH TRUST           DURING PAST 5 YEARS
-----------          ----------           -------------------
*Elizabeth D.        Assistant            Portfolio Manager, GSAM (since April 1996);
 Anderson, 27        Secretary            Junior Portfolio Manager, Goldman Sachs Asset
One New York Plaza                        Management (since 1993); Funds Trading
New York, NY 10004                        Assistant, GSAM (1993-1995); Compliance
                                          Analyst, Prudential Insurance (1991-1993).

     As of July 24, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust (or its predecessors) for the one-year period ended January 31, 1997:

                                                     Pension or                Total
                                                     Retirement         Compensation
                                                       Benefits   from Goldman Sachs
                                 Aggregate           Accrued as         Mutual Funds
                              Compensation              Part of       (including the
Name of Trustee          from the Funds***      Funds' Expenses              Funds)*
---------------         ------------------      ---------------    -----------------
Paul C. Nagel, Jr.**                $3,775                   $0              $62,450
Ashok N. Bakhru                      3,969                    0               69,299
Marcia L. Beck                           0                    0                    0
David B. Ford                            0                    0                    0
Douglas C. Grip                          0                    0                    0
Alan A. Shuch                            0                    0                    0
Jackson W. Smart                     3,388                    0               58,954
William H. Springer                  3,388                    0               58,954
Richard P. Strubel                   3,388                    0               58,954

______________

   *      The Goldman Sachs Funds consisted of 29 mutual funds on January 31,
          1997.

   **     Retired as of June 30, 1996.

   *** Effective May 1, 1997, the Funds were reorganized from series of Goldman Sachs Equity Portfolios, Inc. (the "Corporation") into the Trust. The amounts shown in the column reflect compensation paid to the Trustees by the Corporation.

MANAGEMENT SERVICES
===================

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity and Capital Growth Funds. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. GSAMI, 133 Peterborough Court, London, England, EC4A 2BB serves as investment adviser to International Equity, Emerging Markets Equity and Asia Growth Funds. See "Management" in the Funds' Prospectus for a description of the applicable Adviser's duties to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the U.S. and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Advisers are able to draw on the substantial research and market expertise of Goldman Sachs whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $200 million, the Goldman Sachs Global Investment Research Department covers approximately 1,700 companies, including approximately 2,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the Advisers have access to Goldman Sachs' economics research. The Economics Research Department conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories:
Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

     In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds), the Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, the Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.

     Each Fund's management agreement provides that the Advisers may render similar services to others as long as the services provided by the Advisers thereunder are not impaired thereby.

     The CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on July 22, 1997. The CORE Large Cap Growth and Emerging Markets Equity Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 23, 1997. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities and Emerging Markets Equity Funds) on April 21, 1997. The sole shareholder of the CORE Large Cap Growth Fund approved these arrangements on April 30, 1997. The sole shareholders of the CORE Small Cap Equity and CORE International Equity Funds approved these arrangements on August 13, 1997. Each management agreement will remain in effect until June 30, 1998 from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees, and (b) the vote of a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each management agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Adviser and by the Adviser on 60 days' written notice to the Trust.

     Pursuant to the management agreements the Advisers are entitled to receive the fees listed below, payable monthly of such Fund's average daily net assets. In addition, the Advisers voluntarily agreed to limit its management fee to an annual rate also listed below:

Management                         Management
With Fee                          Without Fee
Fund                              Limitations   Limitations
----                              -----------   -----------
GSAM
Balanced Fund                        0.65%         0.65%
Growth and Income Fund               0.70%         0.70%
CORE Large Cap Growth Fund           0.60%         0.75%
CORE Small Cap Equity Fund           0.75%         0.85%
CORE International Equity Fund       0.75%         0.85%
Mid Cap Equity Fund                  0.75%         0.75%
Small Cap Value Fund                 1.00%         1.00%
Real Estate Securities Fund          N/A           N/A

GSFM
CORE U.S. Equity Fund                    0.59%         0.75%
Capital Growth Fund                      1.00%         1.00%

GSAMI
International Equity Fund                0.89%         1.00%
Emerging Markets Equity Fund             1.10%         1.20%
Asia Growth Fund                         0.86%         1.00%


     GSAM, GSFM and GSAMI may discontinue or modify the above limitations in the future at their discretion, although they have no current intention to do so.

     Prior to May 1, 1997, the Funds then in operation had separate investment advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements. Effective May 1, 1997, the services under such agreements were combined in the management agreement. The services required to be performed for the Funds and the combined advisory (and subadvisory, in the case of the International Equity Fund) and administration fees payable by the Funds under the former advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements are identical to the services and fees under the management agreement.

     For the last three fiscal years the amounts of the combined investment advisory (and subadvisory, in the case of the International Equity Fund) and administration fees incurred by each Fund then in existence were as follows:

                                         1997              1996              1995
                                     =============     =============     =============
Balanced Fund                        $     402,183     $     193,041     $       8,858
Growth and Income Fund                   3,541,318         2,225,553           790,893
CORE U.S. Equity Fund                    1,667,381/3/        817,563/3/        693,383/2/
CORE Large Cap Growth Fund/1/                  N/A               N/A               N/A
CORE Small Cap Equity Fund/1/                  N/A               N/A               N/A
CORE International Equity Fund/1/              N/A               N/A               N/A
Capital Growth Fund                      8,697,265         9,335,745         8,724,828
Mid Cap Equity Fund/4/                     964,945           489,043               N/A
International Equity Fund                4,124,076/3/      2,794,872/2/      3,186,509/2/
Small Cap Value Fund                     2,130,703         2,908,839         3,385,899
Emerging Market Equity Fund/1/                 N/A               N/A               N/A
Asia Growth Fund                         2,221,857/3/      1,563,641/2/        553,084/2/
Real Estate Securities Fund/1/                 N/A               N/A               N/A

---------------
1    Not Operational.

2 Does not give effect to the agreement (which was not in effect during such fiscal years) by GSFM, GSAM and GSAMI to limit management fees to 0.59%, 0.89% and 0.86%, respectively of CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets.

3 Gives effect to the agreement (which was in effect as of June 15, 1995) by GSFM to limit management fees to 0.59%, 0.89% and 0.86%, respectively, of the CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets. For the fiscal year ended January 31, 1996, had limitations not been in effect, CORE U.S. Equity Fund would have paid $1,019,639 in investment management fees. For the fiscal year ended January 31, 1997, had limitations not been in effect, CORE U.S. Equity, International Equity and Asia Growth Funds would have paid $2,119,552, $4,638,203 and $2,583,555, respectively, in investment management fees.

4    Commenced operations on August 1, 1995.

     Under the Management Agreement, each Adviser also: (i) supervises all non-advisory operations of each Fund that it advisers; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.


     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

     In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.


DISTRIBUTOR AND TRANSFER AGENT
==============================

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers") to solicit subscriptions for Class A, Class B and Class C Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares, of such Fund shares. No Class B Shares were outstanding during the fiscal years ended January 31, 1995 and 1996. No Class C Shares were outstanding during the fiscal years ended January 31, 1995, 1996 and 1997.

     Goldman Sachs retained the following commissions on sales of Class A and Class B Shares during the following periods:

                                        1997       1996      1995
                                     ==========  ========  ========

Balanced Fund                        $   94,000  $ 28,000  $ 14,000
Growth and Income Fund                  555,000   771,000   361,000
CORE U.S. Equity Fund                   380,000   108,000    58,000
CORE Large Cap Growth Fund/1/               N/A       N/A       N/A
CORE Small Cap Equity Fund/1/               N/A       N/A       N/A
CORE International Equity Fund/1/           N/A       N/A       N/A
Capital Growth Fund                     323,000   523,000   815,000
International Equity Fund             1,563,000   211,000   660,000
Small Cap Value Fund                    219,000   202,000   868,000
Emerging Market Equity Fund/1/              N/A       N/A       N/A
Asia Growth Fund                      1,397,000   507,000   829,000
Real Estate Securities Fund/1/              N/A       N/A       N/A

---------------

1    Not operational.

     Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto. For the last three fiscal years the amounts paid to Goldman Sachs by each Fund then in existence for transfer agency services performed were as follows:

                                      Class A & B          Class A         Class A
                                          1997               1996            1995
                                     ==============  ====================  ========
Balanced Fund                              $148,576        $ 72,067        $ 20,000
Growth and Income Fund                      870,527         542,671         262,158
CORE U.S. Equity Fund                       319,246         103,682         151,230
CORE Large Cap Growth Fund/1/                   N/A             N/A             N/A
CORE Small Cap Equity Fund/1/                   N/A             N/A             N/A
CORE International Equity Fund/1/               N/A             N/A             N/A
Capital Growth Fund                         908,310         549,844         694,014
International Equity Fund                   586,243         129,313         481,169
Small Cap Value Fund                        511,883         254,292         600,618
Emerging Markets Equity Fund/1/                 N/A             N/A             N/A
Asia Growth Fund                            385,114         192,097         120,000
Real Estate Securities Fund/1/                  N/A             N/A             N/A

                                         Institutional        Service        Institutional
                                            Shares            Shares            Shares
                                             1997              1997              1996
                                           ========          ========          ========
Balanced Fund/1/                           $    N/A          $    N/A          $    N/A
Growth and Income Fund                           15               488               N/A
CORE U.S. Equity Fund/2/                        N/A               N/A            11,571
CORE Large Cap Growth Fund/1/                   N/A               N/A               N/A
CORE Small Cap Equity Fund/1/                   N/A               N/A               N/A
CORE International Equity Fund/1/               N/A               N/A               N/A
Capital Growth Fund/1/                          N/A               N/A               N/A
Mid Cap Equity Fund/3/                       51,464               N/A            26,082
International Equity Fund/2/                    N/A               N/A               N/A
Small Cap Value Fund/1/                         N/A               N/A               N/A
Emerging Markets Equity Fund/1/                 N/A               N/A               N/A
Asia Growth Fund/2/                             N/A               N/A               N/A
Real Estate Securities Fund/1/                  N/A               N/A               N/A

1    Not operational.
2    Contractually set to 0.
3    Commenced operations on August 1, 1995.

          The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.


EXPENSES
========

          Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses include, without limitation, the fees payable to the Advisers, the fees and expenses payable to the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution, authorized dealer, service and administration plans, compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer, service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

          The Investment Advisers voluntarily have agreed to reduce or limit certain "Other Expenses" (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                       Other
                                                      Expenses
                                                      --------
     Balanced Fund                                     0.10%
     Growth and Income Fund                            0.11%
     CORE U.S. Equity Fund                             0.06%
     CORE Large Cap Growth Fund                        0.05%
     CORE Small Cap Equity Fund                        0.20%
     CORE International Equity Fund                    0.25%
     Mid Cap Equity Fund                               0.10%
     International Equity Fund                         0.20%
     Emerging Markets Equity Fund                      0.16%
     Asia Growth Fund                                  0.24%


     Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Adviser in its discretion at any time.

     Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Adviser's costs of performing certain accounting services not being provided by a Fund's Custodian.

     For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows:


                                       1997      1996      1995
                                     ========  ========  ========

Balanced Fund                        $319,552  $192,405  $ 95,906
Growth and Income Fund                      0         0   106,725
CORE U.S. Equity Fund                 104,833   110,581       N/A
CORE Large Cap Growth Fund/1/             N/A       N/A       N/A
CORE Small Cap Equity Fund/1/             N/A       N/A       N/A
CORE International Equity Fund/1/         N/A       N/A       N/A
Capital Growth Fund                       N/A       N/A       N/A
Mid Cap Equity Fund/2/                 72,441    85,515       N/A
International Equity Fund             144,265       N/A       N/A
Small Cap Value Fund                      N/A       N/A       N/A
Emerging Markets Equity Fund/1/           N/A       N/A       N/A
Asia Growth Fund                       50,407         0    35,905
Real Estate Securities Fund/1/            N/A       N/A       N/A

________________________________
1  Not operational.
2  Commenced operations on August 1, 1995.


CUSTODIAN AND SUB-CUSTODIANS
============================

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
==============================

     Arthur Andersen LLP, independent public accountants, 225 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of a Fund, the Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses), advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts, effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and providing lawful and appropriate assistance to the Advisers in the performance of their decision-making responsibilities. Such services are used by the Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Advisers in providing management services for the Trust.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

     On occasions when an Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Adviser acts as investment adviser or subadviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

 For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:


                                                         Total                Total          Brokerage
                                                       Brokerage            Amount of       Commissions
                                         Total        Commissions          Transaction         Paid
                                       Brokerage        Paid to             on which        to Brokers
                                      Commissions      Affiliated          Commissions       Providing
                                         Paid           Persons               Paid           Research
                                      ===========  ==================  ===================  ===========

Fiscal Year Ended
January 31, 1997:

Balanced Fund                          $   62,072  $  5,112 (8%)/1/    $ 1,057,742(15%)/2/      $     0
Growth and Income Fund                    779,396    77,587(10%)/1/      13,310,208(9%)/2/            0
CORE U.S. Equity Fund                     279,620          0(0%)/1/       6,706,824(0%)/2/            0
CORE Large Cap Growth Fund/ 3/        N/A          N/A                 N/A                  N/A
CORE Small Cap Equity Fund/ 3/        N/A          N/A                 N/A                  N/A
CORE International Equity Fund/ 3/    N/A          N/A                 N/A                  N/A
Capital Growth Fund                     1,460,140   304,052(21%)/1/      29,920,578(1%)/2/       42,039
Mid Cap Equity Fund                       364,294     22,134(6%)/1/       6,655,100(7%)/2/            0
International Equity Fund               1,529,436               0(0%)    48,059,958(0%)/2/            0
Small Cap Value Fund                      758,205     36,087(5%)/1/      16,439,842(1%)/2/            0
Emerging Markets Equity Fund/3/       N/A          N/A                 N/A                  N/A
Asia Growth Fund                        1,554,313     50,624(3%)/1/     102,609,295(4%)/2/            0
Real Estate Securities Fund/ 3/       N/A          N/A                 N/A                  N/A


                                                        Total                Total            Brokerage
                                                      Brokerage            Amount of         Commissions
                                         Total       Commissions          Transaction           Paid
                                       Brokerage       Paid to              on which         to Brokers
                                      Commissions     Affiliated          Commissions         Providing
                                         Paid          Persons                Paid            Research
                                      ===========  ================  ======================  ===========

Fiscal Year Ended
January 31, 1996:

Balanced Fund                          $   56,860  $  7,391(13%)/1/  $   29,697,202(13%)/2/           $0
Growth and Income Fund                    841,605     71,218(8%)/1/      425,040,430(9%)/2/            0
CORE U.S. Equity Fund                     121,424          0(0%)/1/      148,427,497(0%)/2/            0
CORE Large Cap Growth Fund/3 /        N/A          N/A               N/A                     N/A
CORE Small Cap Equity Fund/ 3/        N/A          N/A               N/A                     N/A
CORE International Equity Fund/ 3/    N/A          N/A               N/A                     N/A
Capital Growth Fund                     1,979,949   284,660(14%)/1/   1,034,755,196(11%)/2/            0
Mid Cap Equity Fund                       315,212    40,935(13%)/1/     142,547,552(11%)/2/            0
International Equity Fund               1,260,992     13,629(1%)/1/      359,700,166(1%)/2/            0
Small Cap Value Fund                      690,234    72,980(11%)/1/      170,616,044(6%)/2/            0
Emerging Markets Equity Fund/3 /      N/A          N/A               N/A                     N/A
Asia Growth Fund                        1,676,525      3,778(0%)/1/      247,662,049(2%)/2/            0
Real Estate Securities Fund/ 3/       N/A          N/A               N/A                     N/A


                                                        Total               Total           Brokerage
                                                      Brokerage           Amount of        Commissions
                                         Total       Commissions         Transaction          Paid
                                       Brokerage       Paid to             on which        to Brokers
                                      Commissions     Affiliated         Commissions        Providing
                                         Paid          Persons               Paid           Research
                                      ===========  ================  ====================  ===========

Fiscal Year Ended
January 31, 1995:

Balanced Fund                          $    9,652  $  1,522(16%)/1/  $  7,216,224(10%)/2/           $0
Growth and Income Fund                    637,080    77,404(12%)/1/    468,165,610(7%)/2/            0
CORE U.S. Equity Fund                     119,192          0(0%)/1/     99,616,396(0%)/2/            0
CORE Large Cap Growth Fund/3/         N/A          N/A               N/A                   N/A
CORE Small Cap Equity Fund/ 3/        N/A          N/A               N/A                   N/A
CORE International Equity Fund/ 3/    N/A          N/A               N/A                   N/A
Capital Growth Fund                     1,427,413   273,076(19%)/1/   786,135,073(13%)/2/            0
Mid Cap Equity Fund                   N/A          N/A               N/A                   N/A
International Fund                      1,799,525          0(0%)/1/    546,364,113(0%)/2/            0
Small Cap Value Fund                      555,667     23,137(4%)/1/    392,235,715(2%)/2/            0
Emerging Markets Equity Fund/3/       N/A          N/A               N/A                   N/A
Asia Growth Fund                        1,002,148     67,754(7%)/1/    171,880,775(2%)/2/            0
Real Estate Securities Fund/ 3/       N/A          N/A               N/A                   N/A

----------------------------

1    Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
3    Not operational.

During the fiscal year ended January 31, 1997, the Trust acquired and sold securities of its regular broker-dealers: all brokers below and JP Morgan. As of January 31, 1997, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands):

Fund                       Broker/Dealer    Amount
------------------------  ----------------  -------

Balanced Fund             Bear Stearns      $ 6,679
                          Lehman Brothers     2,098
                          Chase Securities      490

Growth and Income Fund    Chase Securities  $ 6,003
                          Lehman Brothers    11,099
                          Bear Stearns       19,457

Core US Equity Fund       Chase Securities    1,193
                          Smith Barney        6,439
                          Merrill Lynch       4,423
                          Morgan Stanley      2,188
                          Salomon Brothers    4,249
                          Bear Stearns        2,614
                          Lehman Brothers       659

Capital Growth Fund       Bear Stearns       13,286
                          Lehman Brothers     3,349

Mid Cap Equity Fund       Lehman Brothers     2,151
                          Bear Stearns        2,977

Small Cap Value Fund      Bear Stearns       12,052
                          Lehman Brothers     3,038


                                NET ASSET VALUE

          Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class.
All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

          In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

          Portfolio securities of the Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the National Association of

Securities Dealers Automated Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) debt securities will be valued using a pricing service approved by the Trustees if such prices are believed by the investment adviser to accurately represent market value; (c) overnight repurchase agreements will be valued by the investment adviser at cost; (d) term repurchase agreements (i.e., those whose maturity exceeds seven days) and interest rate swaps, caps, collars and floors will be valued at the average of the bid quotations obtained daily from at least two dealers or, for term repurchase agreements, recognized counterparties; (e) debt securities with a remaining maturity of 60 days or less are valued by the investment adviser at amortized cost, which the Trustees have determined to approximate fair value; (e) spot and forward foreign currency exchange contracts will be valued using a pricing service such as Reuters then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (g) exchange-traded options and futures contracts will be valued by the custodian bank at the last sale price on the exchange where such contracts and options are principally traded; and (h) over-the-counter options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank; and (i) all other securities, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate; will be valued at fair value as stated in the valuation procedures which were approved by the Board of Trustees. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation. If accurate quotations are not readily available, such contracts will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank. If broker quotes are used, the portfolio manager/trader will identify one independent unaffiliated broker from whom the custodian bank will obtain prices daily and another independent unaffiliated broker from whom the custodian bank will obtain quotes at least weekly. The custodian bank will promptly notify the portfolio manager/trader and a member of the GSAM Valuation Committee or a designee thereof of any deviations equal to or greater than 3% between the weekly quote and the daily quotes for the date that the weekly quotes were obtained. The investment adviser will promptly provide instructions to the custodian bank. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation.

          Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's calculation of net asset values unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

          The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.


                            PERFORMANCE INFORMATION

          A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

          Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

          The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

          Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

          Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The following table indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

          Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

          From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Consumer's Digest, Consumer's Report, Investors Business Daily, The New York Times, Kiplinger's Personal Finance Magazine, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements; (j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000 Index - Total Return; (o) Russell 1000 Growth Index-Total Return; (p) the Value-Line Composite-Price Return; (q) the Wilshire 4500 Index; (r) the FT-Actuaries Europe and Pacific Index, and (s) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley including (EAFE), and the Morgan Stanley Capital International Combined Asia ex Japan Free Index, the Morgan Stanley Capital International Emerging Markets Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (t) the FT-Actuaries Europe and Pacific Index; (u) CDA/Wiesenberger Investment Companies Services or Wiesenberger Investment Companies Service; (v) The Goldman Sachs Commodities Index; and (w) information produced by Micropal, Inc.. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

          Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:


     . cost associated with aging parents;

     . funding a college education (including its actual and estimated cost);

     . health care expenses (including actual and projected expenses);

     . long-term disabilities (including the availability of, and coverage provided by, disability insurance);

     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

     . asset allocation strategies and the benefits of diversifying among asset classes;

     . the benefits of international and emerging market investments;

     . the effects of inflation on investing and saving;

     . the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

     . measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

     . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

     . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

     . total stock market capitalizations of specific countries and regions on a global basis;

     . performance of securities markets of specific countries and regions; and

     . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

     The CORE Large Cap Growth Fund was organized on May 1, 1997 and has no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, the Fund has adopted the adjusted performance record of a separate account managed by the Advisers for periods prior to the Funds' commencement of operations which converted into Class A Shares as of the commencement date. Any quotation of performance data of this Fund relating to this period will include the adjusted performance record of the applicable separate account. The performance record of the separate account quoted by the Fund have been adjusted downward based on the expenses applicable to Class A Shares (the class into which the separate account transferred) to reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Authorized Dealer Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to May 1, 1997, the separate account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, the separate account was not registered as an investment company under the Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the Act. If the separate account had been registered as an investment company under the Act, the separate account's performance may have been adversely affected by such restrictions and requirements. On May 1, 1997, the separate account transferred a portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the separate account

(based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                                                 Assuming no
                                                                                                 voluntary waiver
                                                                                                 of fees and no
                                                                                                 expense reimburse-
                                                                                                 ments
                                                                             --------------------------------------
                                                                              Assumes   Assumes   Assumes   Assumes
                                                                             5.5% sales no sales 5.5% sales no sales
Fund                       Class          Time Period                           charge   charge   charge     charge
-------------------------  -------------  ----------------------------------     -----    -----    -----    -------

Balanced Fund              A              10/12/94-1/31/97 - Since inception     17.41%   20.32%   15.50%   18.27%
Balanced Fund              A              2/1/96-1/31/97 - One year              12.07%   18.59%   11.22%   17.69%
Balanced Fund              B              5/1/96-1/31/97 - Since inception*        N/A    16.22%     N/A    15.79%

Growth and Income          A              2/5/93-1/31/97 - Since inception       17.31%   18.98%   16.50%   18.17%
Growth and Income          A              2/1/96-1/31/97 - One year              21.39%   28.42%   21.13%   28.14%
Growth and Income          B              5/1/96-1/31/97 - Since inception*        N/A    22.23%     N/A    22.23%
Growth and Income          Institutional  6/3/96-1/31/97 - Since inception*        N/A    20.77%     N/A    20.77%
Growth and Income          Service        3/6/96-1/31/97 - Since inception*        N/A    23.87%     N/A    23.87%

CORE U.S. Equity           A              5/24/91-1/31/97 - Since inception      13.54%   14.67%   13.25%   14.38%
CORE U.S. Equity           A              2/1/92-1/31/97 - Five year             13.99%   15.29%   13.70%   15.00%
CORE U.S. Equity           A              2/1/96-1/31/97 - One year              16.98%   23.75%   16.69%   23.44%
CORE U.S. Equity           B              5/1/96-1/31/97 - Since inception*        N/A    18.59%     N/A    18.47%
CORE U.S. Equity           Institutional  6/15/95-1/31/97 - Since inception        N/A    28.04%     N/A    27.74%
CORE U.S. Equity           Institutional  2/1/96-1/31/97 - One year                N/A    24.63%     N/A    24.39%
CORE U.S. Equity           Service        6/7/96-1/31/97 - Since inception*        N/A    15.92%     N/A    15.71%

CORE Large Cap Growth      A               11/1/91-7/31/97 - Since inception     21.00%   22.23%     N/A   N/A
CORE Large Cap Growth      A                      6/1/92-7/31/97 - Five year     23.44%   24.74%     N/A   N/A
CORE Large Cap Growth      A                      6/1/96-7/31/97 - One year      46.72%   55.50%     N/A   N/A

CORE Large Cap Growth      B              5/1/97-7/31/97 - Since inception*        N/A    19.40%     N/A   N/A

CORE Large Cap Growth      Institutional  11/1/91-7/31/97 - Since inception        N/A    22.23%     N/A   N/A
                           Institutional  6/1/92-7/31/97  - Five year              N/A    24.74%     N/A   N/A
                           Institutional  6/31/96-7/31/97 - One Year               N/A    55.50%     N/A   N/A

CORE Large Cap Growth      Service        5/1/97-7/31/97 - Since inception*        N/A    19.40%     N/A   N/A

Capital Growth             A              4/20/90-1/31/97 - Since inception      15.57%   16.54%   15.24%   16.21%
Capital Growth             A              2/1/92-1/31/97 - Five year             15.42%   16.73%   15.14%   16.44%



                                                                                     Assuming no voluntary
                                                                                     waiver of fees and no
                                                                                     expense reimbursements
                                                                             -------------------------------------
                                                                               Assumes  Assumes   Assumes   Assumes
                                                                             5.5% sales no sales 5.5% sales no sales
Fund                       Class          Time Period                           charge   charge   charge     charge
-------------------------  -------------  ----------------------------------     -----    -----    -----    -------

Capital Growth             A              2/1/96-1/31/97 - One year              19.04%   25.97%   18.75%   25.66%
Capital Growth             B              5/1/96-1/31/97 - Since inception*        N/A    19.39%     N/A    19.39%

Mid Cap Equity             Institutional  8/1/95-1/31/97 - Since inception         N/A    21.65%     N/A    21.55%
Mid Cap Equity             Institutional  2/1/96-1/31/97 - One year                N/A    25.63%     N/A    25.55%

International Equity       A              12/1/92-1/31/97 - Since inception       9.66%   11.15%    9.40%   10.90%
International Equity       A              2/1/96-1/31/97 - One year               7.26%   13.48%    7.05%   13.26%
International Equity       B              5/1/96-1/31/97 - Since inception*        N/A     2.83%     N/A     2.75%
International Equity       Institutional  2/7/96-1/31/97 - Since inception*        N/A    12.53%     N/A    12.38%
International Equity       Service        3/6/96-1/31/97 - Since inception*        N/A    10.42%     N/A    10.28%

Small Cap Value            A              10/22/92-1/31/97- Since inception      12.12%   13.61%   11.79%   13.28%
Small Cap Value            A              2/1/96-1/31/97 - One year              20.27%   27.28%   19.98%   26.97%
Small Cap Value            B              5/1/96-1/31/97 - Since inception*        N/A     5.39%     N/A     5.39%

Asia Growth                A              7/8/94-1/31/97 - Since inception        4.46%    6.78%    4.15%    6.47%
Asia Growth                A              2/1/96-1/31/97 - One year              -6.44%   -1.01%   -6.59%   -1.17%
Asia Growth                B              5/1/96-1/31/97 - Since inception *       N/A    -6.02%     N/A    -6.06%
Asia Growth                Institutional  2/2/96-1/31/97 - Since inception *       N/A    -1.09%     N/A    -1.24%
--------------------------

All returns are average annual total returns.
* Represents an aggregate total return (not annualized) since this class has not completed a full twelve months of operations.

          From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

          The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

          In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

          A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

          Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return with respect to each class of shares of a Fund will differ.


                              SHARES OF THE TRUST

          The Funds were reorganized from series of a Maryland corporation as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997, on April 30, 1997.

          The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series
in respect of assets specifically allocated to such class or series.   The
Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of the Funds into five classes: Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares.

          Each Institutional Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by Class A, Class B or Class C Shares than Institutional and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. Currently, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privilege" in the Prospectus.

          Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the institution's customers.

          Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.

          Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares.

          Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

          Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

          It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund.
Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

          Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

          When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

          As of July 24, 1997, State Street Bank & Trust Company as Trustee (GS Profit Sharing Master Trust), Attn. Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992, was recordholder of 95.80% of Mid

Cap Equity Fund's outstanding shares; Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 64.71% and GS & Co. FBO William C. Strutt IRA, 455 Coconut Palm Road, Vero Beach, FL 32963-3710 was recordholder of 5.36% of CORE Large Cap Growth Fund's outstanding shares; State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 12.27% and Marine Midland Bank as Trustee for Mark IV Ind. & Subs Employees Retirement Income Fund, P.O. Box 1329, Attention: Mutual Fund Processing, Buffalo, NY 14240-1329 was recordholder of 7.30% of CORE U.S. Equity Fund's outstanding shares; Frontier Trust Co., FBO Dade County Public Schools, Attention: Agnes R. McMurray; 1720 S. Gadsden Street, Tallahassee, FL 32301-5547 was recordholder of 5.22% and Trukan and Co., Attention: K. Ufford, P.O. Box 3699, Wichita, KS 67201-3699 was recordholder of 5.15% of Balanced Fund's outstanding shares; The Goldman Sachs Group LP, Attention: Elaine King, 85 Broad Street, New York, New York 10004, was recordholder of 63.63% of CORE Small Cap Equity Fund and 85.42% of CORE International Equity Fund's outstanding shares.

          Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

          The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

          The Declaration of Trust provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising form such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

          The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class;

or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

          The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or their organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

          The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholder, (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

          The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Trust Instrument with respect to any other series or class.

SHAREHOLDER AND TRUSTEE LIABILITY

          Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

          In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

          The Declaration of Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                                    TAXATION

          The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.


GENERAL
=======

          Each Fund is a separate taxable entity. CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities and Emerging Markets Equity Funds each intend to elect and each other Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.


          Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

          If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

          In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31,

1997 of capital loss carry forwards expiring in 2002, 2003, and 2004, respectively, for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.


          Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

          Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund.
Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

          A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

          Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

          If the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds make this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

          If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

          Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

          If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

          Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

          Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporations. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by CORE International Equity, International Equity, Asia Growth and Emerging Markets Equity Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

          Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

TAXABLE U.S. SHAREHOLDERS - SALE OF SHARES
==========================================

          When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise short-term, subject to the rules described below. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

          Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

          The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

          Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

          Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

          Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

          The audited financial statements and related Reports of Independent Public Accountants, contained in the 1997 Annual Report of each of the Funds (except CORE Large Cap Growth Fund), are incorporated herein by reference into this Additional Statement and attached hereto. Unaudited financial statements for the CORE Large Cap Growth Fund for the period ended July 31, 1997 are also attached hereto and incorporated by reference into this Statement of Additional Information. No other part of the Annual or Semi-Annual Report is incorporated by reference herein.

                               OTHER INFORMATION

          Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

          The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.

          The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

          Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

  We are pleased to have the opportunity to discuss the performance and holdings of the Goldman Sachs Mid-Cap Equity Fund for the 12 months ended January 31, 1997. The U.S. equity market rewarded investors with excellent returns once again in 1996, with the Goldman Sachs Mid-Cap Equity Fund outperforming its benchmark by a wide margin during the period under review. To help put the fund's performance in perspective, we will also provide a brief overview of the economic and investment environment.

OBJECTIVE AND INVESTMENT APPROACH

  The Goldman Sachs Mid-Cap Equity Fund seeks long-term capital growth primarily by investing at least 65% of its total assets in equities with market capitalizations of between $500 million and $7 billion at the time of investment. However, the fund currently intends to emphasize investments in companies with market capitalizations of under $5 billion at the time of investment. The fund is managed with a value style, which means we focus on companies whose stocks we believe are inexpensive relative to their expected long-term earnings growth and their asset value. Investments may include well-known companies that are temporarily out of favor due to cyclical economic conditions or are experiencing near-term difficulties the portfolio managers judge to be temporary in nature. In-depth fundamental research of a company's financial structure, its competitive position in the market and its management's commitment to increasing shareholder value are all critical parts of the fund's investment approach. Though we are not sector investors, we closely monitor the fund's sector and industry exposures compared with the benchmark in an effort to avoid unintentional over- or underweightings.

MID-CAPS PERFORMED WELL, BUT LAGGED LARGE-CAPS

  The U.S. stock market surged to record levels during the period under review, rising an impressive 26.3% (as measured by the Standard & Poor's 500 stock index). After a run-up from January through mid-February, market volatility notably increased, as investor sentiment vacillated between two contradictory concerns. With some economic news, investors feared that the economy was growing too quickly, making higher inflation a possibility, while other news caused them to worry that the economy was slowing, putting earnings at risk. In May, investors briefly overcame their fears and sent the market higher, but their concerns quickly reemerged and caused the market to settle into another choppy trading range that culminated in a sharp sell-off in July. However, stock prices rebounded throughout the second half of the period, as investors became more confident that the environment of low inflation, moderate economic growth and healthy corporate earnings would persist. Though small-cap stocks led the market during the first half of the year, the post-July rally was dominated by a handful of large-cap, growth companies.

  During the period, the mid-cap sector of the stock market recorded a total return of 20.9% (as measured by the Russell Midcap index), lagging its larger peers but slightly outperforming small-cap stocks, which rose 19.0% (as measured by the Russell 2000 index). The divergence between the performance of the different stock capitalizations was primarily a reflection of investors "flight to quality" in the uncertain market, with investors favoring large-cap growth companies that were highly liquid.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND (cont'd)
--------------------------------------------------------------------------------

ECONOMIC GROWTH REBOUNDED AFTER A WEAK START, THEN MODERATED

  When the period began, lackluster consumer spending, harsh winter weather and the General Motors strike restrained economic growth. Despite these adverse conditions, the economy advanced faster than expected, with first-quarter real GDP growth reported at 2.0% (annualized). Momentum accelerated even more dramatically during the second quarter, as industrial activity, automobile sales and home sales all showed significant improvement. As a result, second-quarter GDP rose a robust 4.7% (annualized), its highest rate in two years.

  The economy's torrid growth cooled markedly during the third quarter, with annualized real GDP slowing to 2.1%, largely due to lackluster consumer spending and a widening U.S. trade deficit. This slowdown proved to be temporary, however, as a wide range of economic reports pointed toward renewed strength from October through December. Fourth-quarter real GDP growth was revised to 3.9% (annualized), reflecting a narrowing trade deficit, rising consumer spending and accelerating manufacturing activity. In January 1997, the economic data suggested that the economy's advance was continuing. Despite firm growth, underlying inflation remained surprisingly mild. For all of 1996, consumer prices rose only 2.9%.

  The U.S. Federal Reserve cut the Federal funds rate by 25 basis points in January 1996, just prior to the start of the period. Though stronger than expected growth shifted investor expectations from further Federal Reserve interest rate cuts to potential tightening, the Fed then left rates unchanged. As of January 31, 1997, the Federal funds rate remained at 5.25%.

PERFORMANCE REVIEW: STRONG OUTPERFORMANCE, LED BY OUR TECHNOLOGY, FINANCIAL AND ENERGY STOCKS

  For the 12-month period ended January 31, 1997, the Goldman Sachs Mid-Cap Equity Fund had a total return of 25.63% based on net asset value, significantly outperforming the 20.90% total return of the fund's benchmark, the Russell Midcap Index. We are also pleased to note that the fund fared very well compared with its peers. For the 12-month period ended January 31, 1997, the fund ranked within the top 20% of the Lipper mid-cap fund category (30th of 157), according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

  The fund's strong results came primarily during the second half of the period, and can be attributed to successful stock selection. The best performing stocks came from a wide range of sectors, with technology, financial and energy-related investments performing particularly well. In addition, the fund benefited from several of its positions in consumer nondurables, a sector that had been underweighted early in the period and subsequently increased.

  The fund's top performers included a number of manufacturers of computer-related components. For example, we took advantage of the slump in technology stocks in early 1996 by establishing a position in TERADYNE, INC., a manufacturer of semiconductor testing equipment, at an extremely inexpensive price. The stock then rebounded much faster than we anticipated in advance of the turnaround of the semiconductor cycle. Other successful holdings in the sector were the best performing initial public offering of 1996, CYMER, INC., a producer of excimer lasers used to etch semiconductors, and SEAGATE TECHNOLOGY, INC., the world's largest independent disk-drive maker. Seagate Technology spent much of the past year

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND (cont'd)
--------------------------------------------------------------------------------

integrating its acquisition of Conner Peripherals, Inc., which gave it a dominant market share and made it the most vertically integrated hard disk-drive manufacturer. By the end of the period, we sold the fund's position in Cymer and reduced Teradyne and Seagate Technology as they appreciated and became less undervalued.

  In the financial sector, several of our bank and insurance holdings performed extremely well. Bank stocks included GREENPOINT FINANCIAL CORP., which reported strong demand for its "no-documentation" and "low-documentation" mortgages; REPUBLIC BANK OF NEW YORK CORP., which achieved an earnings improvement due to better than expected revenues and non-interest expense control; and STANDARD FED BANCORPORATION, a Michigan-based thrift that is in the process of being acquired, which we sold after it reached our target price. In the insurance industry, OLD REPUBLIC INTERNATIONAL CORP. enhanced shareholder value in a slow premium growth environment by improving its capital management, which included a stock buyback program; USLIFE CORP. surged amid takeover speculation, and ALLMERICA FINANCIAL CORP. announced a restructuring that would combine its four units.

  The fund also benefited from several of its energy and consumer nondurable investments. TOSCO CORP., an oil refiner and distributor, continued to consolidate its market position through an ambitious acquisition strategy, and LONG ISLAND LIGHTING CO., a New York-based utility, agreed to be acquired by Brooklyn Union Gas Co. at a very attractive price. In the consumer nondurable sector, SUNBEAM CORP., a leading consumer products company, surged due to the aggressive restructuring program initiated by its new CEO; and FRUIT OF THE LOOM, INC. performed well due to increased investor recognition of its ability to improve future cash flow.

DIFFICULT INDUSTRY CONDITIONS IMPACTED SEVERAL HOLDINGS

  Fund holdings that did not fulfill our expectations included several companies that were affected by difficult industry conditions. These included GEON CORP., VISHAY INTERTECHNOLOGY, INC. and STONE CONTAINER CORP., which all suffered when their respective businesses -- chemicals, electronic capacitors, and pulp and paper products -- came under pressure due to increased competition and overcapacity. Another disappointment was CENTRAL MAINE POWER CO., which was impacted by continuing uncertainty in the regulatory environment for electric utilities. We believe that the market has overreacted to the short-term problems facing these companies and the fund continued to hold them as of the end of the period.

NEW INVESTMENTS ADDED DIVERSIFICATION

  After many holdings performed extremely well and were sold upon reaching our price targets, we initiated several new investments that we determined were very undervalued. These included two stocks that were among the fund's 10 largest positions as of the end of the period under review: INTERNATIONAL MULTIFOODS CORP. and UNICOM CORP. International Multifoods Corp., a distributor of specialty foods, has a relatively low valuation, a high degree of operating leverage and new management that is expected to improve profitability, particularly in its vending distribution business. Unicom Corp., an electric utility that operates 12 nuclear units at six sites, generates excess capital and, unlike many other electric utilities, has no utility power purchase problems. We established a position after its stock price declined due to a mandated increase in spending on operations and maintenance, an issue that management believes will not impair the company's long-term prospects.

  We established a major position in PERRIGO CO., the largest manufacturer of store-brand health and

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND (cont'd)
--------------------------------------------------------------------------------

beauty aids, over-the-counter pharmaceuticals and nutritional products. We expect Perrigo to benefit from stricter cost controls as well as its "over-the-counter switch" business, where it produces drugs that are equivalent to brand-name products after the original drug patents expire. These products are a significant new source of revenues because they command higher margins and have higher unit growth. Another new position was IMATION CORP., a spin-off of 3M Co., which manufactures products for data storage, printing and publishing, medical imaging and photography. Imation has a strong balance sheet and is using the cash flow generated by its older businesses to develop new products such as high-capacity disks.

  We significantly increased the fund's existing position in THIOKOL CORP., a defense/aerospace company that has a debt-free balance sheet, trades at a very low earnings multiple and is reducing its dependence on the federal government. As part of this strategy, Thiokol formed a joint venture to manufacture components for commercial aircraft, which will enable it to benefit from an expected upturn in the aircraft cycle.


                                 TOP 10 EQUITY HOLDINGS AS OF JANUARY 31, 1997

COMPANY                                    LINE OF BUSINESS             PERCENTAGE OF TOTAL NET ASSETS
Thiokol Corp.                      Defense/Aerospace                                             3.0%
Shopko Stores, Inc.                Discount Retailer                                             2.5%
Goodyear Tire & Rubber Co.         Tire and Rubber Products                                      2.5%
Republic Bank of New York Corp.    Bank                                                          2.5%
Long Island Lighting Co.           Electric Utilities                                            2.5%
International Multi-foods Corp.    Food Distributor                                              2.4%
Avnet, Inc.                        Electronic Components Distributor                             2.4%
USLife Corporation                 Insurance                                                     2.4%
Unicom Corp.                       Utility                                                       2.4%
Owens-Illinois, Inc.               Packaging                                                     2.4%

OUTLOOK
  As of this writing, we believe the stock market, in general, is somewhat overvalued. Though we still expect the market to achieve positive results in 1997, its returns are unlikely to match the strong returns of 1995 or 1996. Despite the expensive market, the fund's current holdings are attractively valued and we expect them to continue to perform well. We intend to continue to utilize extensive fundamental research to identify attractive, undervalued stocks with solid long-term prospects.


Sincerely,

/s/ Eileen A. Aptman
Eileen A. Aptman
Portfolio Manager


/s/ Ronald E. Gutfleish
Ronald E. Gutfleish
Portfolio Manager

U.S. Active Equity Value
March 3, 1997

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

The following graph shows the value, as of January 31, 1997, of a $1,000,000 investment made on the inception date of the Fund. For comparative purposes, the performance of the Fund's benchmark (the Russell Midcap Index ("Russell Midcap")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.


                            (dollars in thousands)


                          [LINE GRAPH APPEARS HERE]


                              GS MIDCAP    RUSSELL MIDCAP

             8/1/95             $1,000         $1,000
            1/31/96             $1,069         $1,094
            1/31/97             $1,344         $1,523





                  Average Annual Total Return
              -----------------------------------
                      One Year      Since Inception
                                          (a)
              -----------------------------------
Institutional            25.63%          21.65%
 Shares



(a)  Institutional shares commenced operations on August 1, 1995.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
January 31, 1997

Shares                     Description              Value
-------------------------------------------------------------
Common Stocks--96.5%
Airlines--2.0%
102,400           Continental Airlines,           $ 2,867,200
                  Inc.*
-------------------------------------------------------------
APPLIANCE MANUFACTURER--1.8%
95,300            Sunbeam Corp., Inc.               2,644,575
-------------------------------------------------------------
AUTO--ORIGINAL EQUIPMENT MANUFACTURER--0.7%
48,500            Exide Corp.                       1,091,250
-------------------------------------------------------------
BANKS--4.1%
27,600            Greenpoint Financial Corp.        1,504,200
40,700            Republic Bank of New York         3,607,038
                  Corp.
14,800            Unionbancal Corp.                   791,800
                                                    5,903,038
-------------------------------------------------------------
CHEMICALS--COMMODITY--1.2%
94,600            Geon Co.                          1,773,750
-------------------------------------------------------------
COMPUTERS AND PERIPHERALS--3.2%
124,300           Decisionone Corp.                 2,175,250
48,000            Seagate Technology, Inc.*         2,472,000
                                                    4,647,250
-------------------------------------------------------------
CONSUMER STAPLES--1.8%
56,135            Block Drug Company, Inc.          2,638,345
-------------------------------------------------------------
DEFENSE--3.0%
76,600            Thiokol Corp.                     4,289,600
DEPARTMENT STORES--2.5%
228,000           Shopko Stores, Inc.               3,619,500
-------------------------------------------------------------
ELECTRIC UTILITIES--8.6%
242,100           Central Maine Power Co.           2,693,362
38,500            CMS Energy Corp.                  1,289,750
158,100           Long Island Lighting Co.          3,596,775
147,500           Niagara Mohawk Power              1,493,437
                  Corp.*
145,900           Unicom Corp.                      3,446,888
                                                   12,520,212
-------------------------------------------------------------
FOOD--4.1%
161,900           Chiquita Brands                   2,367,788
                  International, Inc.
197,000           International Multifoods          3,546,000
                  Corp.
                                                    5,913,788
-------------------------------------------------------------
FOREST PRODUCTS--2.7%
31,000            Georgia-Pacific Corp.             2,282,375
130,000           Stone Container Corp.             1,755,000
                                                    4,037,375
-------------------------------------------------------------
HEALTHCARE MANAGEMENT--4.8%
57,800            Health Systems                    1,495,575
                  International, Inc.*
104,900           Horizon CMS Healthcare            1,442,375
                  Corp.
126,400           Tenet Healthcare Corp.*           3,412,800
33,000            Trigon Healthcare Inc.              585,750
                                                    6,936,500
-------------------------------------------------------------
HOME BUILDERS--3.1%
46,000            Centex Corp.                      1,794,000
104,600           Lennar Corp.                      2,784,975
                                                    4,578,975
-------------------------------------------------------------
INSURANCE--LIFE--3.8%
36,900            Reliastar Financial Corp.         2,047,950
84,700            US Life Corp.                     3,472,700
                                                    5,520,650
-------------------------------------------------------------

Shares                    Description            Value
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE--PROPERTY AND CASUALTY--3.8%
90,100             Allmerica Financial Group      $ 3,299,912
84,300             American States Financial        2,223,413
                   Corp.*
                                                    5,523,325
-------------------------------------------------------------
INSURANCE BROKERS--1.5%
80,900             Old Republic                     2,174,187
                   International
                   Corp.
-------------------------------------------------------------
INVESTMENT BROKERS AND MANAGERS--1.0%
44,300             Lehman Brothers Holdings,        1,400,987
                   Inc.
-------------------------------------------------------------
LOGISTICS/TRUCKING--1.9%
106,800            Consolidated Freightways,        2,710,050
                   Inc.
-------------------------------------------------------------
LEISURE--2.1%
115,300            Royal Caribbean Cruise           3,041,038
                   Lines
-------------------------------------------------------------
MACHINERY--0.9%
22,400             Tecumseh Products, Inc.          1,293,600

MEDIA--1.2%
 76,200            Carmike Cinemas                  1,809,750
-------------------------------------------------------------
MEDICAL--2.5%
     68,800        Owens and Minor, Inc.              705,200
     272,700            Perrigo Co.                 2,897,438
                                                    3,602,638
-------------------------------------------------------------
OIL REFINING AND MARKETING--5.5%
59,400             Ashland Inc.                     2,561,625
34,600             Tosco Corp.                      3,062,100
71,700             Valero Energy Corp.              2,419,875
                                                    8,043,600
-------------------------------------------------------------
PACKAGING--2.4%
144,000            Owens-Illinois Inc.*             3,420,000
-------------------------------------------------------------
RECREATIONAL PRODUCTS--1.7%
149,300            Outboard Marine Corp.            2,482,112

RESTAURANTS--1.8%
369,800            Darden Restaurants               2,681,050
-------------------------------------------------------------
SEMICONDUCTORS AND ELECTRONICS--7.8%
56,600             Avnet, Inc.                      3,502,125
98,000             Imation Corp.                    2,854,250
69,200             Silicon Valley Group,            1,859,750
                   Inc.*
124,250            Vishay Intertechnology,          2,997,531
                   Inc.*
                                                   11,213,656
-------------------------------------------------------------
SOFTWARE--1.4%
62,900             Autodesk, Inc.                   1,989,213
-------------------------------------------------------------
STEEL--1.8%
63,600             AK Steel Holding Corp.           2,559,900
-------------------------------------------------------------
                   SUPERMARKETS--1.9%
168,800            Fleming Companies, Inc.          2,721,900
                   TECHNOLOGY CAPITAL GOODS--1.9%
91,700             Teradyne, Inc.*                  2,831,238
-------------------------------------------------------------
TEXTILES--4.1%
141,100            Angelica Corp.                   2,698,537
82,300             Fruit of the Loom, Inc.*         3,302,287
                                                    6,000,824
-------------------------------------------------------------
                   TIRE AND OTHER RELATED
                   RUBBER PRODUCTS--2.5%
66,200             Goodyear Tire & Rubber Co.       3,607,900
-------------------------------------------------------------
TOBACCO--1.4%
67,000             Universal Corp.                  2,077,000
-------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $118,250,113)        $  140,165,976
-------------------------------------------------------------

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (continued)
January 31, 1997


Principal Amount
                                    Interest Rate     Maturity Date        Value
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.8%
Joint Repurchase Agreement Account
$4,100,000                                    5.63%          02/03/97  $  4,100,000
-----------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost $4,100,000)                                                      $  4,100,000
TOTAL INVESTMENTS (COST $122,350,113)**                                $144,265,976
-----------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which value exceeds cost
                                                                       $ 27,053,378
 Gross unrealized loss for investments in which cost exceeds value
                                                                         (5,196,819)
-----------------------------------------------------------------------------------
 Net unrealized gain                                                   $ 21,856,559
-----------------------------------------------------------------------------------

*   Non-income producing security.
**  The aggregate cost for federal income tax purposes is $122,409,417.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
January 31, 1997


ASSETS:
Investment in securities, at value (identified cost               $144,265,976
 $122,350,113)
Cash                                                                    31,121
Receivables:
    Fund shares sold                                                    87,576
    Investment securities sold                                       4,552,534
    Dividends and interest                                              56,999
Deferred organization expenses, net                                     60,056
Other assets                                                            10,218

TOTAL ASSETS                                                       149,064,480

LIABILITIES:
Payables:
    Investment securities purchased                                  3,687,585
    Investment advisory fees                                            71,762
    Administration fees                                                 18,370
    Transfer agent fees                                                  4,807
Accrued expenses and other liabilities                                  28,626

TOTAL LIABILITIES                                                    3,811,150

NET ASSETS:
Paid-in capital                                                    115,859,949
Distributions in excess of net investment income                       (25,142)
Accumulated undistributed net realized gain on investment and        7,502,660
 option transactions
Net unrealized gain on investments                                  21,915,863

NET ASSETS                                                        $145,253,330

Total shares of beneficial interest outstanding, $.001 par           7,755,774
 value (50,000,000 shares authorized)
Net asset value, offering and redemption price per share (net           $18.73
 assets/shares outstanding)


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended January 31, 1997

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends                                 $ 2,631,906
Interest                                      188,358
TOTAL INCOME                                2,820,264
-----------------------------------------------------
EXPENSES:
Investment adviser fees                       771,956
Administration fees                           192,989
Professional fees                              68,906
Transfer agent fees                            51,464
Custodian fees                                 29,506
Amortization of deferred organization          17,213
 expenses
Directors' fees                                 2,234
Other                                          31,778
-----------------------------------------------------
TOTAL EXPENSES                             $1,166,046
Less Expenses reimbursable by Goldman         (72,441)
 Sachs

NET EXPENSES                                1,093,605
NET INVESTMENT INCOME                       1,726,659
-----------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENT AND OPTION TRANSACTIONS:
Net realized gain on investment            13,627,039
 transactions
Net realized gain on options written           40,466
Net change in unrealized gain on           14,749,074
 investments
-----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON        28,416,579
 INVESTMENT AND OPTION TRANSACTIONS
-----------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING      $30,143,238
 FROM OPERATIONS
-----------------------------------------------------



The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding throughout Each Period


--------------------------------------------------------------------------------


                                                    FOR THE                                 FOR THE
                                                  YEAR ENDED                              PERIOD ENDED
                                               JANUARY 31, 1997                       JANUARY 31, 1996 (A)
                                        ----------------------------             ---------------------------
FROM OPERATIONS:
Net investment income                                   $  1,726,659                            $  1,088,855
Net realized gain on investment                           13,627,039                                 547,655
 transactions
Net realized gain (loss) on options                           40,466                                 (83,442)
 written
Net change in unrealized gain on                          14,749,074                               7,166,789
 investments
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                            30,143,238                              8,719,857
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                (1,837,675)                               (986,293)
In excess of net investment income                           (25,142)                                    ---
From net realized gains                                   (6,629,058)                                    ---
Total distributions to shareholders                       (8,491,875)                               (986,293)
------------------------------------------------------------------------------------------------------------

FROM SHARE TRANSACTIONS:                  SHARES                                   SHARES
------------------------------------------------------------------------------------------------------------
Proceeds from sales of shares                227,071       3,933,239               9,029,858     135,730,361
Reinvestment of dividends and                483,747       8,489,760                  64,045         986,293
 distributions
Cost of shares repurchased                (1,480,859)    (24,491,993)               (568,088)     (8,779,257)
Net increase (decrease) in net assets
 resulting from share transactions          (770,041)    (12,068,994)              8,525,815     127,937,397

------------------------------------------------------------------------------------------------------------
TOTAL INCREASE                                             9,582,369                             135,670,961
NET ASSETS:
Beginning of period                                      135,670,961                                     ---
End of period                                           $145,253,330                            $135,670,961
------------------------------------------------------------------------------------------------------------
Accumulated undistributed
 (distributions in excess of) net                       $    (25,142)                           $    102,562
 investment income
------------------------------------------------------------------------------------------------------------

(a) For the period from August 1, 1995 (commencement of operations) to January 31, 1996.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------

                                                                     FOR THE                    FOR THE
                                                                    YEAR ENDED                PERIOD ENDED
                                                                 JANUARY 31, 1997          JANUARY 31, 1996 (a)
                                                        ------------------------------------------------------
Net asset value, beginning of period                          $      15.91                     $      15.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                0.24                             0.13
Net realized and unrealized gain on investments                       3.77                             0.90
 and options
------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                        4.01                             1.03
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                (0.24)                           (0.12)
------------------------------------------------------------------------------------------------------------
In excess of net investment income                                   (0.02)                              --
Net realized gain on investments and option                          (0.93)                              --
 transactions
------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                  (1.19)                           (0.12)
------------------------------------------------------------------------------------------------------------
Net increase in net asset value                                       2.82                             0.91
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $      18.73                     $      15.91
Total return /(b)/                                                   25.63%                            6.89% /(d)/
Portfolio turnover rate                                              74.03%                           58.77% /(d)/
Average commission rate /(e)/                                 $     0.0547                               --
Net assets at end of period                                   $145,253,330                     $135,670,961
Ratio of net expenses to average net assets /(c)/                     0.85%                            0.85%
Ratio of net investment income to average net assets /(c)/            1.35%                            1.67%
Ratios assuming no expense limitations:
      Ratio of expenses to average net assets /(c)/                   0.91%                            0.98%
      Ratio of net investment income to average net assets /(c)/      1.29%                            1.54%
------------------------------------------------------------------------------------------------------------

/(a)/ For the period from August 1, 1995 (commencement of operations) to January
     31, 1996.
/(b)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(c)/  Annualized.
/(d)/  Not annualized.
/(e)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
January 31, 1997

--------------------------------------------------------------------------------
1.  ORGANIZATION

Goldman Sachs Mid-Cap Equity Fund ("the Fund") is a separate diversified portfolio of Goldman SachsEquity Portfolios, Inc. (the "Company"). The Company consists of eight funds and is a Marylandcorporation registered under the Investment Company Act of 1940, as amended, as an open-end,management investment company. The Fund offers two classes of shares - Institutional shares andService shares. No Service shares were outstanding as of January 31, 1997.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significantaccounting policies consistently followed by the Fund. The preparation of financial statements inconformity with generally accepted accounting principles requires management to make estimatesand assumptions that may affect the reported amounts.

A.  Investment Valuation
--  --------------------

Investments in securities traded on a U.S. or foreignsecurities exchange or the NASDAQ system are valued daily at their last sale or closing price on theprincipal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on aU.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, andsecurities traded on a foreign exchange will be valued at the official bid price. Unlisted equity anddebt securities for which market quotations are available are valued at the mean between the mostrecent bid and asked prices. Debt securities are valued at prices supplied by an independent pricingservice, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-termdebt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, andother securities for which quotations are not readily available, are valued at fair value using methodsapproved by the Board of Directors of the Company.

B.  Securities Transactions and Investment Income
--  ---------------------------------------------

Securities transactions are recorded on the tradedate. Realized gains and losses on sales of investments are calculated on the identified-costbasis. Dividend income is recorded on the ex-dividend date. Dividends for which the Fund hasthe choice to receive either cash or stock are recognized as investment income in an amountequal to the cash dividend. This amount is also used as an estimate of the fair value of the stockreceived. Interest income is determined on a basis of interest accrued, premium amortized anddiscount earned.

C.  Federal Taxes
--  -------------

It is the Fund's policy to comply with the requirements of the Internal Revenue Codeapplicable to regulated investment companies and to distribute substantially all of its investmentcompany taxable income and capital gains to its shareholders. Accordingly, no federal tax provisionis required. The characterization of distributions to shareholders for financial reporting purposes isdetermined in accordance with income tax rules. Therefore, the source of a portfolio's distributionsmay be shown in the accompanying financial statements as either from or in excess of netinvestment income or net realized gain on investment transactions, or from capital, dependingon the type of book/tax differences that may exist.

D.  Deferred Organization Expenses
--  ------------------------------
Organization-related costs are being amortized on a straight-line basis over a period of five years.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
January 31, 1997

--------------------------------------------------------------------------------

E.  Expenses
--  --------

Expenses incurred by the Company which do notspecifically relate to an individual fund of the Company are allocated to the funds based on eachfund's relative average net assets for the period.

F.  Option Accounting Principles
--  ----------------------------

When the Fund writes call or put options, an amount equal to the premium received is recordedas an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires onits stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes again or loss without regard to any unrealized gain or loss on the underlying security, and the liabilityrelated to such option is extinguished. When a written call option is exercised, the Fund realizes again or loss from the sale of the underlying security, and the proceeds of the sale are increasedby the premium originally received. When a written put option is exercised, the amount of thepremium originally received will reduce the cost of the security which the Fund purchases uponexercise. There is a risk of loss from a change in value of such options which may exceed the relatedpremiums received.

  Upon the purchase of a call option or aprotective put option by the Fund, the premium paid is recorded as an investment and subsequentlymarked-to-market to reflect the current market value of the option. If an option which the Fundhas purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount ofthe cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gainor loss, depending on whether the sale proceeds from the closing sale transaction are greater or lessthan the cost of the option. If the Fund exercises a purchased put option, the Fund will realize a gainor loss from the sale of the underlying security, and the proceeds from such sale will be decreased bythe premium originally paid. If the Fund exercises a purchased call option, the cost of the securitywhich the Fund purchases upon exercise will be increased by the premium originally paid.

G.  Futures Contracts
--  -----------------

The Fund may enter into financial futures contracts for hedging purposes or to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cashor securities equal to the minimum "initial margin" requirement of the futures exchange on which thecontract is traded. Subsequent payments ("variation margin") are made or received by theFund each day, dependent on the daily fluctuations in the value of the underlying index, and arerecorded for financial reporting purposes as unrealized gains or losses by the Fund. Whenentering into a closing transaction, for book purposes, the Fund will realize a gain or loss equalto the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price, unless such price does not reflectthe fair market value of the contract, in which case the position will be valued using methods approvedby the Board of Directors of the Company.

  Certain risks may arise upon entering intofutures contracts. The predominant risk is that the changes in the value of the futures contract may notdirectly correlate with changes in the value of the underlying securities. This risk may decrease theeffectiveness of the Fund's hedging strategies and may also result in a loss to the Fund.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
January 31, 1997

--------------------------------------------------------------------------------

3.  AGREEMENTS

Goldman Sachs Asset Management ("GSAM"), aseparate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as the Fund'sinvestment adviser pursuant to an Investment Advisory Agreement. Under the InvestmentAdvisory Agreement, GSAM, subject to the general supervision of the Company's Board of Directors,manages the Fund's portfolio. As compensation for the services rendered under the AdvisoryAgreement and the assumption of the expenses related thereto, GSAM is entitled to a fee,computed daily and payable monthly, at an annual rate equal to .60% of the Fund's average daily netassets.

  GSAM also acts as the Fund's administratorpursuant to an Administration Agreement. Under the Administration Agreement, GSAM administersthe Fund's business affairs, including providing facilities. As compensation for the servicesrendered pursuant to the Administration Agreement, the Fund pays GSAM a fee, computeddaily and payable monthly, at an annual rate equal to .15% of the Fund's average daily net assets.

  Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Expenses" (excludingadvisory, administration, service plan and transfer agent fees and litigation, indemnification, taxes,interest, brokerage commissions and extraordinary expenses) until further notice to the extent suchexpenses exceed
 .06% of the average daily net assets of the Fund. For the year ended January 31,1997, these expense reimbursements amounted to $72,441 and Goldman Sachs owed the Fund $8,717at year end.

  Goldman Sachs serves as the Distributor ofshares of the Fund pursuant to a distribution agreement and receives no fee. Goldman Sachsalso serves as the Transfer Agent of the Fund for a fee.

4.  LINE OF CREDIT FACILITY

The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of creditfacility. In addition, the Fund participates in a $50,000,000 committed, unsecured revolving lineof credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, the Fund must own securities having a market value inexcess of 300% of the total bank borrowings. The interest rate on the borrowings is based on theFederal Funds rate. The committed facility also requires a fee to be paid based on the amount of thecommitment which has not been utilized. During the year ended January 31, 1997, the Fund did nothave any borrowings under these facilities.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and proceeds of sales or maturities ofsecurities (excluding short-term investments and options) for the year ended January 31, 1997 were$92,601,511 and $112,186,001, respectively.

 For the year ended January 31, 1997, optiontransactions in the Fund were as follows:


Put Options written     Contracts   Premium Received
----------------------------------------------------
Balance outstanding,
beginning of period         --      $             --
Options written               240             40,466
Options expired              (240)           (40,466)
----------------------------------------------------
Balance outstanding,
end of period                  --           $      0
----------------------------------------------------


  Certain risks arise related to written call or put options from the possible inability of counterpartiesto meet terms of their contracts.

  For the year ended January 31, 1997, GoldmanSachs earned approximately $22,000 of brokerage commissions from portfolio transactions executedon behalf of the Fund.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
January 31, 1997

--------------------------------------------------------------------------------

6.  REPURCHASE AGREEMENTS

During the term of a repurchase agreement, thevalue of the underlying securities, including accrued interest, is required to equal or exceed thevalue of the repurchase agreement. The underlying securities for all repurchase agreements are held insafekeeping at the Fund's custodian.

7.  JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, together with other registered investment companies having advisory agreements withGSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which isinvested in one or more repurchase agreements. The underlying securities for the repurchaseagreements are U.S. Treasury obligations. At January 31, 1997, the Fund had an undividedinterest in the repurchase agreements in the following joint account which equaled $4,100,000in principal amount. At January 31, 1997, the repurchase agreements held in this joint account,along with the corresponding underlying securities (including the type of security, market value,interest rate and maturity date) were as follows:


Principal                                    Interest   Maturity    Amortized
Amount                                         Rate       Date         Cost
--------------------------------------------------------------------------------
Bear Stearns Securities, dated 01/31/97, repurchase price
$800,375,333 (GNMA: $26,604,837, 7.50%, 10/15/26; FNMA:
$720,411,516, 5.50% - 8.00%, 02/01/09 -09/01/26; FHLMC:
77,372,676, 6.0% -$ 8.0%, 04/01/98 - 07/01/26)
$800,000,000                                     5.63%  02/03/97  $  800,000,000

Nomura Securities, dated 01/31/97, repurchase price
$100,047,083 (GNMA: $102,007,864, 5.5% - 10.25%
01/15/20 - 01/20/27)
  100,000,000                                    5.65   02/03/97     100,000,000

Lehman Government Securities, dated 01/31/97, repurchase
price $201,894,173 (U.S. Treasury Notes: $191,656,654,
6.375%, 01/15/00-08/15/02; U.S. Treasury Stripped
Securities: $14,095,535 05/15/02 - 11/15/03)
  201,800,000                                    5.60   02/03/97     201,800,000

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                          $1,101,800,000
--------------------------------------------------------------------------------

8.  CERTAIN RECLASSIFICATIONS

In accordance with Statement of Position 93-2, theMid-Cap Equity Fund has reclassified $8,454 from paid-in capital to distributions in excess of netinvestment income. These reclassifications have no impact on the net asset value of the Fund and isdesigned to present the Fund's capital accounts on a tax basis.

9.  OTHER MATTERS

As of January 31, 1997, The Goldman, Sachs & Co. Employees Profit Sharing and Retirement IncomePlan was the beneficial owner of approximately 98% of the outstanding shares of the Fund.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GoldmanSachs Mid-Cap Equity Fund:

  We have audited the accompanying statement ofassets and liabilities of Goldman Sachs Mid-Cap Equity Fund, one of the portfolios constituting Goldman Sachs Equity Portfolios, Inc., including the statement of investments, as of January 31, 1997, and the relatedstatement of operations and the statement of changes in net assets and the financial highlights for the periodspresented. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlightsbased on our audits.

  We conducted our audits in accordance withgenerally accepted auditing standards. Those standards require that we plan and perform the audit to obtainreasonable assurance about whether the financial statements and the financial highlights are free ofmaterial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts anddisclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accountingprinciples used and significant estimates made by management, as well as evaluating the overall financialstatement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and the financial highlights referred to above present fairly, in allmaterial respects, the financial position of Goldman Sachs Mid-Cap Equity Fund as of January 31, 1997, theresults of its operations and the changes in its net assets and the financial highlights for the periods presented, inconformity with generally accepted accounting principles.



                                                             ARTHUR ANDERSEN LLP
Boston, Massachusetts
March 15, 1997

Goldman Sachs
1 New York Plaza
New York, NY  10004



DIRECTORS
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



GOLDMAN SACHS
Investment Adviser, Administrator,
Distributor and Transfer Agent

--------------------------------------------------------------------------------
Letter to Shareholders


--------------------------------------------------------------------------------
Dear Shareholders:

           The U.S. equity market rewarded investors with excellent returns once again in the 12-month period ended January 31, 1997. Most European markets achieved significant gains as well, with several outpacing the U.S., while the performance of Asian markets varied widely. We are pleased to report that most of the Goldman Sachs equity funds performed very well in this generally favorable global equity environment.

U.S. Stocks Continued to Climb Amid Heightened Volatility

           The U.S. stock market surged to record levels during the period under review, rising an impressive 26.3% (as measured by the Standard & Poor's 500 stock index). During 1996, the market advanced in a "staircase" pattern, where notable gains are achieved within a relatively short time and are followed by a period of choppy trading. For example, after a run-up from January through mid-February, market volatility notably increased, as investor sentiment vacillated between two contradictory concerns. With some economic news, investors feared that the economy was growing too quickly, making higher inflation a possibility, while other news caused them to worry that the economy was slowing, putting earnings at risk. In May, investors briefly overcame their fears and sent the market higher, but their concerns quickly re-emerged and caused the market to settle into another choppy trading range that culminated in a sharp sell-off in July.

           By August, sentiment significantly improved when data indicated that earnings growth was more resilient than generally expected and inflation remained under control. Thus reassured, investors propelled stocks to record highs during the second half of the period, with the Dow Jones Industrial Average crossing the 6000 mark for the first time by mid-October. The ascent continued through the end of the period, with the Dow climbing to 7000 by mid-February 1997.

           Though small-cap stocks led the market during the first half of the year, the post-July rally was dominated by large-cap, growth companies. Furthermore, the rally was very narrowly focused, with a handful of large-cap stocks (primarily in the technology, finance and pharmaceutical sectors) contributing substantially to the S&P 500 index's performance for the period.

After a Weak Start, Economic Growth Rebounded, Then Moderated

           When the period began, lackluster consumer spending and the General Motors strike restrained economic growth, but the economy still advanced faster than expected, with first-quarter real GDP growth of 2.0% (annualized). Momentum accelerated even more dramatically during the second quarter, as industrial activity, automobile sales and home sales all showed significant improvement. As a result, second-quarter real GDP rose a robust 4.7% (annualized), its highest rate in two years.

           The economy's torrid growth cooled markedly during the third quarter with an annualized real GDP growth of 2.1%, largely due to lackluster consumer spending and a widening U.S. trade deficit. This slowdown proved to be temporary, however, as the economy strengthened from October through December. Fourth-quarter real GDP


--------------------------------------------------------------------------------
Table of Contents
Introduction/Market Overview.............................................    1
Goldman Sachs Balanced Fund..............................................    4
Goldman Sachs Select Equity Fund.........................................   14
Goldman Sachs Growth and Income Fund.....................................   22
Goldman Sachs Capital Growth Fund........................................   28
Goldman Sachs Small Cap Equity Fund......................................   34
Goldman Sachs International Equity Fund..................................   40
Goldman Sachs Asia Growth Fund...........................................   48
Financial Statements.....................................................   56
Notes to Financial Statements............................................   64
Financial Highlights.....................................................   74
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)

growth was revised to 3.9% (annualized), reflecting a narrowing trade deficit, rising consumer spending and accelerating manufacturing activity. Despite firm growth, underlying inflation remained surprisingly mild. For all of 1996, consumer prices rose only 2.9%. In January 1997, most indicators suggested that the economy would continue to advance.

           The U.S. Federal Reserve cut the Federal funds rate by 25 basis points in January 1996, just prior to the start of the period, in response to generally poor year-end economic conditions. Though stronger than expected growth shifted investor expectations from further Federal Reserve interest rate cuts to potential tightening, the Fed then left rates unchanged. As of January 31, 1997, the Federal funds rate remained at 5.25%.

The Dollar Resumed Its Climb Against the Yen and the Mark Following a Brief July Slide

           During the period under review, the dollar continued to strengthen, rising to a 47-month high against the yen and a 31-month high against the mark. Though the dollar declined briefly in July along with the U.S. stock market, it quickly rebounded in August and continued to rally through the end of the period. The dollar's climb was reflective of several developments, including the relative strength of the U.S. economy, reductions in the budget deficit and controlled inflation. Despite the run-up, Goldman Sachs' economists do not expect a major impact on U.S. growth in 1997, nor do they anticipate a major decrease in exports, as the dollar's effect on U.S. trade flows is relatively small and stretched out over time. Furthermore, domestic demand in Canada and Mexico, which together accounted for nearly one-third of U.S. exports in 1996, is expected to rise.

The International Market Environment: European Equities Performed Well, Japan Declined Sharply and Asian Markets Were Mixed Amid Increased Volatility

           During the period under review, most global economies experienced modest growth, but long-awaited recoveries in Europe and Japan fell short of expectations. In Europe, several major economies, such as Germany and France, continued to be plagued by weaker than expected manufacturing activity and record-high unemployment, while others, such as the U.K., clearly accelerated. In contrast to the mixed economic conditions, most European equity markets performed very well, buoyed by healthy corporate profits. Though the Japanese economy strengthened, equities declined due to concerns regarding the sustainability of earnings growth as well as fears that the newly elected government would delay deregulation. In January 1997, the already weak Japanese market sold off sharply when the government announced an austerity program that was expected to curb growth. In other Asian countries, key elections heightened political uncertainty throughout the region and a marked slowdown in economic growth increased volatility.

Outlook in the U.S.: Economic Growth Is Expected to Continue to Strengthen

           Goldman Sachs' economists expect first-quarter real GDP growth to slow to just under 2.0% (annualized) due to a widening trade deficit. However, this slowdown should not be interpreted as any change in economic fundamentals, as underlying demand remains firm and consumer confidence, income and employment trends continue to support consumer spending. The favorable economic environment of moderate growth and low inflation appears likely to persist in the near term, which could translate to a seventh year of profit growth for U.S. corporations in 1997 and another good year for U.S. equities, though not likely as strong as last year. As always, equity performance can be affected by changes in the economic environment, such as higher than expected inflation, which could lead to a Fed tightening by midyear, or an unforeseen faltering of economic growth.

           After the outstanding performance of the past two years, it is important to maintain realistic expectations from your equity investments. As increased volatility during 1996 demonstrated, equities can go down as well as up. Over the long run, however, stocks have historically outperformed other asset classes, rewarding investors committed to a long-term investment horizon.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A Major Addition to Our Active Equity Management Team

     We are pleased to announce that we have recently acquired Liberty Investment Management, a Tampa, Florida-based investment advisory firm with an impressive 16-year track record. Liberty's Chief Investment Officer, Herbert Ehlers, and his portfolio management team have assumed primary responsibility for the Goldman Sachs Capital Growth Fund, which they will manage using a "growth at a reasonable price" investment style. The Liberty group adds both breadth and depth to the Goldman Sachs U.S. Active Equity team, and we look forward to working with them.

     In conclusion, thank you for making the Goldman Sachs equity funds part of your long-term financial plan.

Sincerely,

/s/ David B. Ford                      /s/ John P. McNulty

David B. Ford                          John P. McNulty
Co-Head,                               Co-Head,
Goldman Sachs                          Goldman Sachs
Asset Management                       Asset Management

March 3, 1997

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Balanced Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

           The Goldman Sachs Balanced Fund seeks to provide investors with a combination of long-term growth of capital and current income by investing in a diversified portfolio that includes both equity and fixed income securities. Under normal market conditions, the fund is expected to maintain an asset mix of 45% to 65% in equity securities, with the remainder (at a minimum 25%) in fixed income securities. The fund's portfolio management team will review the fund's asset mix on a regular basis and adjust it to reflect changes in the economic environment.

           Stocks are selected using a value style, identifying those judged to be inexpensive relative to their expected long-term earnings and ability to pay dividends. We also consider the degree to which a company's management is committed to increasing value for shareholders.

           In the fixed income portion of the portfolio, we actively manage the portfolio within a risk-controlled framework. We seek to minimize interest rate risk relative to the portfolio's benchmark, and focus on seeking to add value through sector selection, security selection and yield curve strategies.

Performance Review: Equity, Fixed Income and Asset Allocation Contributed to Strong Results


                                   Fund Total Return
                                     (based on net     Benchmark
                                     asset value)    Total Return+
                                     ------------    -------------
 Class A (1/31/96 - 1/31/97)*           18.59%          15.51%
 Class B (5/1/96 - 1/31/97)*            16.22%          14.99%


* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B shares is a cumulative total return (not annualized) from their inception through the end of the period.

+ The benchmark is a combination of the S&P 500 stock index (weighted at 55%) and the Lehman Brothers Aggregate Bond Index (weighted at 45%).

           We are pleased to report that during the period under review, the fund's Class A and Class B shares outperformed the benchmark. In addition, the fund's Class A shares ranked within the top 15% of the Lipper balanced fund category (35th of 281) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B shares were not ranked because they did not exist during the full year.)

           The equity and fixed income portions of the fund both performed favorably, with equity investments contributing most to fund results. In addition, our asset allocation decisions also benefited performance. During the spring of 1996, we reduced the fund's equity weightings in favor of fixed income investments, which worked in its favor when equities fell sharply in July. In October, we increased the fund's equity weighting, just prior to a significant rally in the stock market. As of January 31, 1997, the fund's asset mix based on net assets was 54% in equities, 42% in fixed income and the remainder in cash equivalents.

Best Performing Equity Investments Included Technology, Finance and Energy
Stocks

           The fund's best performing stocks came from a wide range of industries, particularly technology, finance and energy. Technology holdings that performed well included Intel Corp., the dominant microprocessor manufacturer, which we sold after it climbed sharply due to stronger than expected personal computer sales and reached our target price, and Avnet, Inc., the second largest distributor of semiconductors and other electronic components. In the financial sector, BankAmerica Corp. increased its focus on aggressive capital management, and NationsBank Corp. began to realize the benefits of cost cuts. Top-performing energy-related investments were Tosco Corp., an oil refiner and distributor, which continued its ambitious acquisition strategy, and Texaco Inc., which benefited from higher petroleum prices and a successful restructuring program. Disappointing performers included three companies that suffered from

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
overcapacity in their respective industries: Georgia-Pacific Corp. and Stone Container Corp., both manufacturers of paper products, and Geon Corp., a manufacturer of polyvinyl chloride.

           One of the fund's new investments was Unicom Corp., an electric utility that operates 12 nuclear units at six sites. Unicom generates excess capital and, unlike many other electric utilities, has no utility power purchase problems. We established a position after its stock price declined due to a mandated increase in spending on operations and maintenance, an issue that management believes will not impair the company's long-term prospects. During the period, we sold several stocks after they appreciated and reached our price targets, including Anheuser-Busch Co., Inc., the world's largest brewer, and Greenpoint Financial Corp., a New York-based thrift.


 Top 10 Equity Holdings as of January 31, 1997

                                                      Percentage of
                                                          Total
 Company                         Line of Business       Net Assets
 Aetna Inc.                      Healthcare                1.9%
                                   Management
 Tenet Healthcare Corp.          Hospitals                 1.9%
 Cigna Corp.                     Insurance                 1.7%
 Lear Corp.                      Autoparts/Original        1.7%
                                   Equipment
 Brunswick Corp.                 Pleasure                  1.7%
                                   Boats/Marine
                                   Engines
 Goodyear Tire & Rubber Co.      Tire and Rubber           1.6%
                                   Products
 Dean Witter Discover & Co.      Financial Services        1.6%
 Avnet, Inc.                     Electronic                1.5%
                                   Components
                                   Distributor
 Philip Morris Companies,        Tobacco and Food          1.5%
   Inc.                            Products
 Owens-Illinois, Inc.            Packaging                 1.5%


Corporate and Emerging Market Debt Sectors Led the Fund's Fixed Income
Performance

           The fixed income sectors that contributed most to the fund's performance were its corporate bond holdings and emerging market debt securities. Corporate bonds benefited when many companies reported positive earnings growth throughout the period. Emerging market debt was one of the fund's smaller allocations during the year but performed extremely well due to positive emerging country credit trends and supportive cash flows resulting from global investors' persistent search for incremental yield. In addition, the fund's investments in the mortgage and asset-backed sectors also performed well, reflecting healthy investor demand.

           The fund's largest fixed income allocation was mortgage-backed securities (MBS), which accounted for a 12.9% position in terms of total net assets, up from 10.0% a year ago. The MBS sector fared particularly well during the first half of the period, when interest rates rose and prepayment fears abated. We gradually trimmed the fund's exposure in the corporate bond sector to 9.8%, down from 13.2% a year ago, as it became more fully valued. The fund's asset-backed securities (ABS) weighting was 4.8%, and they continued to offer incremental yield over similar duration Treasuries. U.S. Treasuries, with an 8.5% allocation, were used together with futures to manage the fund's interest rate risk. Finally, 3.3% of the fund was invested in emerging market debt, where we stressed higher credit, short-duration bonds, and 0.7% was invested in government agency securities.

Outlook

           We believe that, overall, the stock market is moderately overvalued and is therefore unlikely to match the strong return it achieved in 1996. However, it is important to note that even after last year's rally, the fund's equity holdings continue to be attractively valued. We expect that our emphasis on using extensive fundamental research to identify stocks selling below their

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Balanced Fund (continued)


--------------------------------------------------------------------------------
intrinsic value will continue to serve us well in 1997's potentially more challenging stock market environment.

           We have a relatively cautious view of the fixed income markets in the coming months due to a possible tightening by the Federal Reserve later in the year, which would impact the prices of fixed income securities. In the MBS market, the pace of mortgage prepayments remains stable, and we continue to identify specific securities that present attractive investment opportunities. We have a moderately optimistic view for the corporate sector, where we will continue to emphasize short-duration bonds that offer attractive incremental yield over Treasuries. Finally, we believe ABS still offer attractive value relative to other similarly rated securities, and we expect new supply to continue to be met with enthusiastic demand.

           Going forward, we will continue to actively allocate the portfolio's asset mix between the equity and fixed income sectors to take advantage of changing market conditions throughout the coming year.


/s/ Ronald E. Gutfleish                             /s/ Jonathan A. Beinner

Ronald E. Gutfleish                                 Jonathan A. Beinner
Senior Portfolio Manager,                           Co-Head,
U.S. Active Equity Value                            U.S. Fixed Income

/s/ G. Lee Anderson                                 /s/ c. Richard Lucy

G. Lee Anderson                                     C. Richard Lucy
Portfolio Manager,                                  Co-Head,
U.S. Active Equity Value                            U.S. Fixed Income

/s/ Eileen A. Aptman                                /s/ Richard H. Buckholz

Eileen A. Aptman                                    Richard H. Buckholz
Portfolio Manager,                                  Portfolio Manager,
U.S. Active Equity Value                            U.S. Fixed Income

March 3, 1997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Balanced Fund
January 31, 1997

--------------------------------------------------------------------------------

The following graphs show the value as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmarks (the Standard and Poor's 500 index ("S&P 500") and the Lehman Brothers Aggregate Bond Index (LBABI)) are shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                          [LINE GRAPH APPEARS HERE]

           GS Balanced        GS Balanced
             Class A            Class A
         (w/sales charge)   (no sales charge)    LBABI         S&P 500
         ----------------   -----------------    -----         -------
10/12/94       9,450             10,000          10,000         10,000
1/31/95        9,532             10,087          10,233         10,184
1/31/96       12,211             12,922          11,966         14,123
1/31/97       14,488             15,331          12,357         17,842


                                    Class B

                           [LINE GRAPH APPEARS HERE]

           GS Balanced          GS Balanced
             Class B              Class B
        (no redemp. charge)  (w/redemp. charge)    LBABI       S&P 500
        -------------------  ------------------    -----       -------
5/1/96        10,000              10,000           10,000       10,000
1/31/97       11,622              11,122           10,642       12,218

                                         ---------------------------------------
                                               Average Annual Total Return
                                         ---------------------------------------
                                              One Year      Since Inception/(a)/
         ------------------------------- ------------------ -------------------
         Class A, no sales charge              18.59%              20.32%
         ------------------------------- ------------------ -------------------
         Class A, w/sales charge               12.07%              17.41%
         ------------------------------- ------------------ -------------------
         Class B, no redemption charge          N/A                16.22%/(b)/
         ------------------------------- ------------------ -------------------
         Class B, w/redemption charge           N/A                11.22%/(b)/
         ------------------------------- ------------------ -------------------

/(a)/ Class A and B shares commenced operations October 12, 1994 and May 1,
      1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since this class has not completed a full twelve months of operations.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Balanced Fund
January 31, 1997

--------------------------------------------------------------------

Shares        Description                                     Value
====================================================================
Common Stocks--53.0%
Airlines--1.8%
 7,700        AMR Corp.*                                $   619,850
 32,600       Continental Airlines, Inc.*                   908,725
--------------------------------------------------------------------
                                                          1,528,575
--------------------------------------------------------------------
Appliance Manufacturer--0.9%
 28,600       Sunbeam Corp.                                 793,650
--------------------------------------------------------------------
Auto/Original Equipment Manufacturer--1.7%
 38,200       Lear Corp.*                                 1,427,725
--------------------------------------------------------------------
Auto/Vehicle--1.0%
 25,600       Ford Motor Co.                                824,400
--------------------------------------------------------------------
Banks--4.5%
 10,300       BankAmerica Corp.                           1,149,738
 5,300        Chase Manhattan Corp.                         490,250
 9,400        Fleet Financial Group, Inc.                   507,600
 9,300        NationsBank Corp.                           1,004,400
 7,400        Republic Bank of New York Corp.               655,825
--------------------------------------------------------------------
                                                          3,807,813
--------------------------------------------------------------------
Chemicals-Commodity--1.1%
 31,400       Geon Co.                                      588,750
 7,600        Union Carbide Corp.                           344,850
--------------------------------------------------------------------
                                                            933,600
--------------------------------------------------------------------
Defense--2.1%
 17,900       McDonnell Douglas Corp.                     1,203,775
 6,200        Northrop Grumman Corp.                        484,375
 1,900        Thiokol Corp.                                 106,400
--------------------------------------------------------------------
                                                          1,794,550
--------------------------------------------------------------------
Department Stores--0.8%
 13,900       Sears Roebuck & Co.                           667,200
--------------------------------------------------------------------
Electric Utilities--2.8%
 5,500        CMS Energy Corp.                              184,250
 43,000       Long Island Lighting Co.                      978,250
 49,600       Unicom Corp.                                1,171,800
--------------------------------------------------------------------
                                                          2,334,300
--------------------------------------------------------------------
Food--1.5%
 40,200       Chiquita Brands International, Inc.           587,925
 4,000        Unilever Inc.                                 658,000
--------------------------------------------------------------------
                                                          1,245,925
--------------------------------------------------------------------
Forest Products--1.1%
 12,400       Georgia Pacific Corp.                         912,950
--------------------------------------------------------------------
Health Suppliers/Services--1.3%
 23,300       Baxter International, Inc.                  1,074,713
--------------------------------------------------------------------
Healthcare Management--3.8%
 20,400       Aetna Inc.                                  1,611,600
 57,800       Tenet Healthcare Corp.*                     1,560,600
--------------------------------------------------------------------
                                                          3,172,200
--------------------------------------------------------------------
Home Builders--1.8%
 18,200       Centex Corp.                                  709,800
 28,200       Lennar Corp.                                  750,825
--------------------------------------------------------------------
                                                          1,460,625
--------------------------------------------------------------------
Insurance-Life--2.5%
 9,500        Cigna Corp.                                 1,440,438
 11,700       Lincoln National Corp.                        627,413
--------------------------------------------------------------------
                                                          2,067,851
--------------------------------------------------------------------
Insurance-Property and Casualty--1.6%
 9,200        Allmerica Financial Corp.                     336,950
 16,100       Partner Re Holding Ltd.                       571,550
 12,700       Tig Holdings, Inc.                            439,738
--------------------------------------------------------------------
                                                          1,348,238
--------------------------------------------------------------------
Integrated Oil--2.6%
 8,100        Atlantic Richfield Co.                      1,071,225
 10,300       Texaco, Inc.                                1,090,513
--------------------------------------------------------------------
                                                          2,161,738
--------------------------------------------------------------------
Logistics/Rail--1.0%
 30,400       Canadian Pacific Ltd.                         824,600
--------------------------------------------------------------------
Logistics/Trucking--1.2%
 39,600       Consolidated Freightways, Inc.              1,004,850
--------------------------------------------------------------------
Oil Refining & Marketing--1.9%
 12,800       Ashland Inc.                                  552,000
 11,300       Tosco Corp.                                 1,000,050
--------------------------------------------------------------------
                                                          1,552,050
--------------------------------------------------------------------
Packaging--1.5%
 52,500       Owens-Illinois Inc.*                        1,246,875
--------------------------------------------------------------------

--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------


--------------------------------------------------------------------

Shares        Description                                     Value
====================================================================
Common Stocks (continued)
Recreational Products--1.7%
 55,500       Brunswick Corp.                           $ 1,394,438
--------------------------------------------------------------------
Security and Commodity Brokers, Dealers and Services--0.5%
 13,100       Lehman Brothers Holdings, Inc.                414,288
--------------------------------------------------------------------
Semiconductors & Electronics--1.5%
 20,700       Avnet Inc.                                  1,280,813
--------------------------------------------------------------------
Software--0.5%
 13,800       Autodesk Inc.                                 436,425
--------------------------------------------------------------------
Specialty Finance--1.6%
 34,200       Dean Witter Discover & Co.                  1,303,875
--------------------------------------------------------------------
Steel--1.0%
 20,200       AK Steel Holding Corp.                        813,050
--------------------------------------------------------------------
Supermarkets--2.0%
 56,300       Fleming Companies, Inc.                       907,838
 24,600       Supervalu, Inc.                               759,525
--------------------------------------------------------------------
                                                          1,667,363
--------------------------------------------------------------------
Textiles--1.3%
 27,500       Fruit of The Loom, Inc.*                    1,103,438
--------------------------------------------------------------------
Tire & Other Related Rubber Products--1.6%
 24,000       Goodyear Tire & Rubber Co.                  1,308,000
--------------------------------------------------------------------
Tobacco--2.8%
 4,200        Loews Corp.                                   415,275
 10,700       Philip Morris Companies, Inc.               1,271,963
 12,100       RJR Nabisco, Inc.                             396,275
 8,500        Universal Corp.                               263,500
--------------------------------------------------------------------
                                                          2,347,013
--------------------------------------------------------------------
Total Common Stocks
   (Cost $35,773,086)                                   $44,253,131
====================================================================
Preferred Stocks--0.1%
Media Content--0.1%
 63           Time Warner, Inc. 10.25%                  $    69,064
--------------------------------------------------------------------
Tobacco--0.0%
 3,400        RJR Nabisco, Inc., class C 9.25%               22,525
--------------------------------------------------------------------
Total Preferred Stocks
   (Cost $84,320)                                       $    91,589
====================================================================
Rights--1.1%
Forest Products--0.7%
 42,000       Stone Container Corp. * exp. 08/08/98     $   567,000
Technology Capital Goods--0.4%
 10,800       Teradyne, Inc.* exp. 03/26/00                 333,450
--------------------------------------------------------------------
Total Rights
   (Cost $923,718)                                      $   900,450
====================================================================
Principal           Interest           Maturity
Amount                Rate               Date                 Value
====================================================================
Fixed Income--41.5%

Asset-Backed Securities--4.8%
Airplanes Pass Through Trust Series 1, Class C
$   100,000            8.15%           03/15/19         $   102,655
Asset Securitization Corp., Series 1996, Class A1
    250,000            6.88            11/13/26             249,609
Case Equipment Loan Trust, Series 1995-A, Class A
     74,286            7.30            03/15/02              75,124
Chemical Bank Master Credit Card Trust, Series 1995-2, Class A
    140,000            6.23            06/15/03             139,343
Chevy Chase Auto Receivables Trust Series 1995-2, Class A
     74,323            5.80            06/15/02              74,137
Discover Card Master Trust 1994-2, Class A
     70,000            5.83            10/16/04              70,613
Discover Card Master Trust 1996-2, Class A
    110,000            5.70            07/18/05             110,550
Discover Card Master Trust 1996-4, Class A
    740,000            5.86            10/16/13             751,329
Discover Card Master Trust 1996-4, Class B
    420,000            6.03            10/16/13             424,460
Fasco Auto Trust, Series 1996-1
    266,114            6.65            11/15/01             267,223
Fingerhut Master Trust, Series 1996-1, Class A
    200,000            6.45            02/20/02             200,936
Navistar Financial Trust, Series 1995-A, Class A2
    134,590            6.55            11/20/01             135,347
Navistar Financial Trust, Series 1995-b, Class A3
    120,000            6.05            04/15/02             120,000
Sears Credit Account Master Trust, Series 1995-2, Class A
    700,000            8.10            06/15/04             733,026
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Balanced Fund (continued)
January 31, 1997

--------------------------------------------------------------------
Principal           Interest           Maturity
Amount                Rate               Date                 Value
====================================================================
Asset-Backed Securities (continued)
Sears Credit Card Master Trust, Series 1995-3, Class A
$    70,000            7.00%           10/15/04         $    71,268
Standard Credit Card Master Trust, Series 1994-4, Class A
    110,000            8.25            11/07/03             117,322
Standard Credit Card Master Trust, Series 1995-1, Class A
    360,000            8.25            01/07/07             389,135
--------------------------------------------------------------------
Total Asset-Backed Securities
   (Cost $4,019,726)                                    $ 4,032,077
====================================================================
Corporate Bonds--9.8%
Finance Bonds--3.6%
BankAmerica Corp.
$   500,000            7.75%           07/15/02         $   520,600
Capital One Bank
    200,000            8.33            02/10/97             200,056
    250,000            8.13            02/27/98             254,825
Conseco Finance
    120,000            8.70            11/15/26             122,912
Continental Bank
    100,000           12.50            04/01/01             120,501
Countrywide Funding Corp.
    100,000            6.08            07/14/99              99,368
    150,000            8.00            12/15/26             147,029
Edison Mission Energy Funding Corp.
    100,000            6.77            09/15/03              99,852
Fleet Mortgage Group, Inc.
    250,000            6.50            06/15/00             248,888
Golden West Financial Corp.
    200,000           10.25            12/01/00             223,894
Meditrust, Inc.
    120,000            7.82            09/10/26             128,021
Mic Finance Trust
     80,000            8.38            02/01/27              80,442
Olympic Financial Ltd.
     95,000           13.00            05/01/00             107,350
PXRE Cap Trust
     65,000            8.85            02/01/27              65,847
Signet Banking Corp.
$   500,000            9.63%           06/01/99         $   531,870
Washington Real Estate
     55,000            7.13            08/13/03              54,745
--------------------------------------------------------------------
Total Finance Bonds
   (Cost $3,035,271)                                    $ 3,006,200
====================================================================
Industrial Bonds--5.6%
360 Communications Co.
$   195,000            7.13%           03/01/03         $   193,518
Auburn Hills Trust
     90,000           12.00            05/01/20             134,352
Blockbuster Entertainment
     50,000            6.63            02/15/98              49,995
Chelsea GCA Realty
    226,000            7.75            01/26/01             228,362
DVI Equipment Lease Trust
    434,745            6.55            07/10/04             434,605
Ford Motor Credit Co.
     40,000            8.38            01/15/00              42,038
General Motors Acceptance Corp.
    170,000            7.13            05/10/00             173,087
    210,000            5.63            02/05/01             202,810
H + T Master Trust, Class A2
    220,000            8.18            08/15/02             220,000
K Mart Corp.
     40,000            9.55            06/30/98              40,290
     40,000            9.60            09/15/98              40,845
Loewen Group International
     50,000            7.75            10/15/01              50,000
News America Holdings, Inc.
    160,000            7.50            03/01/00             163,784
Northwest Airlines
    217,076            8.97            01/02/15             226,558
NWA
     68,025            8.26            03/10/06              71,149
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

--------------------------------------------------------------------
Principal           Interest           Maturity
Amount                Rate               Date                 Value
====================================================================
Corporate Bonds (continued)
Industrial Bonds (continued)
Oryx Energy Co.
$   245,000            9.50%           11/01/99         $   259,252
RJR Nabisco Inc.
    135,000            8.00            07/15/01             136,184
    160,000            8.63            12/01/02             164,654
Rogers Cablesystems, Inc.
    115,000            9.63            08/01/02             119,600
Tele-Communications, Inc.
    295,000            6.19            09/15/03             292,956
    125,000            9.65            10/01/03             133,951
     20,000            6.82            09/15/10              19,899
Tenet Healthcare Corp.
     60,000            9.63            09/01/02              65,100
Time Warner, Inc.
    375,000            7.45            02/01/98             378,776
    125,000            9.63            05/01/02             139,444
    250,000            7.98            08/15/04             256,243
Tosco Corp.
    110,000            7.00            07/15/00             110,793
U.S. Home Corp.
     70,000            7.95            03/01/01              68,250
USI American Holdings Corp.
     60,000            7.25            12/01/06              58,540
Viacom International
     80,000            9.13            08/15/99              81,800
     95,000           10.25            09/15/01             103,550
--------------------------------------------------------------------
Total Industrial Bonds
   (Cost $4,650,412)                                    $ 4,660,385
====================================================================
Utility Bonds--0.6%
Arkla Inc.
$   250,000            9.20%           12/18/97         $   255,665
Central Maine Power Co.
    100,000            7.38            01/01/99             100,138
    160,000            7.45            08/30/99             159,134
--------------------------------------------------------------------
Total Utility Bonds
   (Cost $521,661)                                      $   514,937
====================================================================
--------------------------------------------------------------------
====================================================================
Total Corporate Bonds
   (Cost $8,207,344)                                    $ 8,181,522
====================================================================
Government Bonds--1.2%
Australia Commonwealth
AUD1,000,000           7.50%           07/15/05         $   769,138
Province of Quebec
$   200,000           13.25            09/15/14             238,976
--------------------------------------------------------------------
Total Government Bonds
   (Cost $1,033,387)                                    $ 1,008,114
====================================================================
Emerging Market Debt--3.3%
Argentina Bocan
$   144,111            5.69%           04/01/01         $   138,490
Asia Pulp and Paper International Finance Co.
    100,000            7.26(a)        04/03/97              98,614
    200,000            8.30            06/28/99             198,118
     90,000           10.25            10/01/00              90,754
Banco De Commercio Exterior
     30,000            8.63            06/02/00              30,979
BCO De Colombia
    110,000            8.63            06/02/00             113,590
Bridas Corp.
    170,000           12.50            11/15/99             181,433
Bridas Corp. Gtd Euro Medium
     60,000            9.50            06/17/99              60,147
Corp. Andina de Fomento
    160,000            7.25            04/30/98             161,774
Emp Ica Soc Contro
    110,000            9.75            02/11/98             111,440
Empresa Col Petroleos
     80,000            7.25            07/08/98              80,566
Financiera Energy Nacional
    230,000            5.88            02/17/98             226,062
     60,000            8.13            04/09/98              60,347
    200,000            8.46            06/19/98             201,876
     80,000            9.38            06/15/06              82,847
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Balanced Fund (continued)
January 31, 1997

--------------------------------------------------------------------
Principal           Interest           Maturity
 Amount               Rate               Date                 Value
====================================================================
Emerging Market Debt (continued)
Grupo Industrial Durango
$   120,000           12.00%           07/15/01         $   127,978
Grupo Televisa
     20,000           11.38            05/15/03              21,425
Imexsa Export Trust
    100,000           10.13            05/31/03             104,190
Inst Fomento Industrial
    290,000            8.38            07/29/01             295,707
PT Indah Kiat
     50,000            8.88            11/01/00              49,518
Republic of Argentina
     89,600            8.63            04/06/98              90,730
    150,000            5.63            04/01/00              75,600
Sampoerna International
     50,000            8.38            06/15/06              51,208
YPF Sociedad Anonima
    111,483            7.50            10/26/02             113,132
--------------------------------------------------------------------
Total Emerging Market Debt
   (Cost $2,710,872)                                    $ 2,766,525
====================================================================
Government Agency Obligations--0.7%
Federal National Mortgage Association
$   520,000            8.50%           02/01/05         $   545,917
--------------------------------------------------------------------
Total Government Agency Obligations
   (Cost $566,963)                                      $   545,917
====================================================================
Mortgage Backed Obligations--12.9%
Federal Home Loan Mortgage Corp.
$ 2,000,000            7.50%           TBA-30yr/(b)/    $ 2,003,740
Federal National Mortgage Association
  2,000,000            8.00            TBA-30yr/(b)/      2,042,500
  1,000,000            6.50            TBA-15yr/(b)(d)/     990,930
     95,702            8.50            09/01/06/(d)/        100,068
    119,291            8.50            03/01/07/(d)/        124,733
    677,419            8.50            03/01/10/(d)/        707,985
  1,000,000            3.50            05/25/19             869,370
====================================================================
Government National Mortgage Association
$ 1,000,000            7.50%           TBA-30yr/(b)/    $ 1,002,180
    963,086            7.50            05/15/23             969,404
  1,005,709            7.00            07/15/23             990,311
  1,000,000            7.00            08/15/23             984,690
--------------------------------------------------------------------
Total Mortgage Backed Obligations
   (Cost $10,687,107)                                   $10,785,911
====================================================================
Sovereign Credit--0.2%
State of Israel
$   150,000             6.38%          12/15/05         $   141,983
--------------------------------------------------------------------
Total Sovereign Credit
   (Cost $139,082)                                      $   141,983
====================================================================
U.S. Treasury Obligations--8.5%
United States Treasury Bonds
$   470,000           12.00%           08/15/13/(d)/    $   666,592
    120,000            8.75            05/15/17/(d)/        144,619
     30,000            8.88            08/15/17              36,595
    580,000            8.75            05/15/20             704,068
    160,000            8.75            08/15/20/(d)/        194,400
    680,000            7.63            02/15/25             743,430
United States Treasury Notes
  1,200,000            6.88            08/31/99           1,223,628
  1,000,000            6.13            07/31/00             999,220
    900,000            7.88            11/15/04             977,202
United States Treasury Principal Only Stripped Securities/(a)/
     80,000            6.03/(a)/       08/15/99              68,774
    740,000            6.55/(a)/       11/15/04/(d)/        447,552
    320,000            6.59/(a)/       05/15/05             186,781
  2,200,000            7.09/(a)/       02/15/19             473,968
    890,000            7.10/(a)/       05/15/20             175,205
--------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $7,102,563)                                    $ 7,042,034
====================================================================

--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

--------------------------------------------------------------------
Principal           Interest           Maturity
 Amount               Rate               Date                 Value
====================================================================
Yankee Bonds--0.1%
Korea Electric Power
$    93,927            7.40%           04/01/16         $    93,712
--------------------------------------------------------------------
Total Yankee Bonds
   (Cost $90,825)                                       $    93,712
====================================================================
Total Fixed Income
   (Cost $34,557,869)                                   $34,597,795
--------------------------------------------------------------------
Short-Term Obligations--0.2%
Argentina Treasury Bill
$    40,000            6.00%/(a)/      02/14/97         $    39,896
Banco Nacional de Com
     50,000           10.63            06/23/97              51,291
Republic of Argentina
     90,000            6.29(a)         05/16/97              88,166
--------------------------------------------------------------------
Total Short-Term Obligations
   (Cost $179,353)                                      $   179,353
====================================================================
Repurchase Agreement--11.0%
Joint Repurchase Agreement Account
$ 9,200,000            5.63%           02/03/97/(d)/    $ 9,200,000
--------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $9,200,000)                                    $ 9,200,000
====================================================================
Total Investments
   (Cost $80,718,346)/(c)/                              $89,222,318
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in which
      value exceeds cost                                $ 9,461,225
   Gross unrealized loss for investments in which
      cost exceeds value                                   (981,857)
--------------------------------------------------------------------
   Net unrealized gain                                  $ 8,479,368
====================================================================

--------------------------------------------------------------------

====================================================================
Futures contracts open at January 31, 1997 are as follows:
                           Number of
                           Contracts     Settlement     Unrealized
          Type              Long(e)        Month        Gain(Loss)
------------------------- ------------ ---------------  -----------
2-Year U.S. Treasury Note        5        March 1997      $(3,438)
10-Year U.S. Treasury Bond      15        March 1997      (25,500)
30-Year U.S. Treasury Bond       2        March 1997       (3,969)
S&P 500 Stock Index              4        March 1997      123,100
-------------------------------------------------------------------
                                                          $90,193
-------------------------------------------------------------------

*     Non-income producing security.
/(a)/ The interest rate disclosed for these securitites represents effective yields to maturity.
/(b)/ TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
/(c)/ The aggregate cost for federal income tax purposes is $80,742,950.
/(d)/ Portions of these securities are being segregated as collateral for futures contracts, TBA (To Be Assigned) securities, covered short sales and/or mortgage dollar rolls.
/(e)/ Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 10-Year and 30-Year U.S. Treasury Bond contract represents $100,000 in notional par value. Each S&P 500 Stock Index represents $50,000 in notional par value. The total net notional amount and market value at risk are $2,900,000 and $4,463,969, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Select Equity Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

     The Goldman Sachs Select Equity Fund is designed to provide investors with a broadly diversified portfolio that can be used as a core holding on which to build an investment program. The fund's investment objective is to provide investors with long-term growth of capital and dividend income through investment in a broadly diversified portfolio of predominantly large-cap and blue-chip equity securities representing all major sectors of the U.S. economy. The fund's mandate is to remain fully invested with industry diversification, capitalization and risk characteristics similar to the aggregate U.S. stock market as represented by the S&P 500 stock index. Therefore, the fund's relative performance compared with the market comes almost exclusively from stock selection within sectors. We believe the fund offers investors an attractive combination of value and growth, without assuming more risk than the broad market.

     The fund employs a disciplined approach that combines fundamental investment research provided by the Goldman Sachs Global Investment Research Department with quantitative analysis generated by the Asset Management Division's proprietary model. Our quantitative system evaluates each stock using many different criteria including valuation measures, growth expectations, earnings momentum and risk. It also objectively analyzes the impact of current economic conditions on different types of stocks. Those stocks ranked highly by both our quantitative model and by Goldman Sachs research are selected for the fund's portfolio.

Performance Review: Quantitative Model Contributed to the Fund's Performance
--------------------------------------------------------------------------------

                                                        Fund Total
                                                          Return        S&P 500
                                                       (based on net     Total
                                                        asset value)     Return
                                                        -----------      ------
 Class A (1/31/96 -1/31/97)*                               23.75%        26.25%
 Class B (5/1/96 -1/31/97)*                                18.59%        22.18%
 Institutional (1/31/96 -1/31/97)*                         24.63%        26.25%
 Service (6/7/96 - 1/31/97)*                               15.92%        18.36%

--------------------------------------------------------------------------------
* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B and Service shares is a cumulative total return (not annualized) from their inception through the end of the period.

     During the period, the fund achieved strong absolute returns, with most of its gains occurring in the second half of the year. When the period began, the fund performed well primarily due to successful stock selection. The Research Department's qualitative ratings were particularly helpful early in the period, when its analysis helped the fund steer clear of underperforming stocks. During the latter half of the year, most of the fund's positive performance came from the Asset Management Division's quantitative model.

     Of the three themes considered by our quantitative model -- value, growth and low-risk -- stocks with value-oriented features, such as low price/earnings ratios, received the highest weighting during most of the period. This emphasis did not work in the fund's favor during the second and third quarters of 1996, when stocks with growth characteristics (strong near-term growth expectations and high price/earnings multiples) outperformed value-oriented stocks. In the fourth quarter, however, our emphasis on value proved to be extremely successful, as stocks with value characteristics soared to record highs and outperformed the other themes by a substantial margin. As a result of this dramatic rebound, value emerged as the dominant investment style for the year.

     Despite the positive results from our quantitative model, the fund underperformed the index because it was

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
unable to keep pace with the dramatic outperformance of the largest 50 stocks, which accounted for a significant portion of the market's gains. In addition, the fund held a slightly higher cash position than usual as the volume of new assets invested in the fund rapidly increased, particularly during the fourth quarter, when the top 50 stocks surged. To address this issue, at the end of 1996 the fund instituted new procedures to ensure that cash balances will be invested more rapidly. Furthermore, we expect that any future market advance will broaden to include stocks beyond the top 50.

     The fund's best performers were large-capitalization stocks from a wide range of sectors, including banks (BankAmerica Corp. and NationsBank Corp.), technology companies (Intel Corp., Microsoft Corp. and IBM Corp.), consumer staples (Procter & Gamble Co.), electrical equipment (General Electric Co.) and tobacco (Philip Morris Companies, Inc.).

     Stocks that fell short of our expectations included some of the fund's utility, telecommunication and oil investments such as Unicom Corp., Airtouch Communications, Inc. and Tenneco, Inc.

Portfolio Composition: Model Increasingly Favored Stocks With Defensive Characteristics

     As of January 31, 1997, the fund held 141 stocks. While its sector exposures were generally in line with the S&P 500 index, the fund was overweighted in electric/gas (5.8% for the fund versus 3.3% for the S&P 500) and energy (10.1% versus 8.0%) and underweighted in consumer nondurables (10.2% versus 12.9%) and telecommunications (3.9% versus 6.3%). These over- and underweightings, as shown in Table II, were the result of the fund's stock selection process and were not a reflection of our economic forecast for specific sectors.

     During the first quarter of 1996, the Fund's quantitative model favored growth characteristics (such as earnings momentum and price momentum) and put a smaller, but still positive, weight on stocks with value or low-risk characteristics (e.g., low beta and low "disappointment" risk). As the year progressed, the fund's strategy became somewhat more defensive as our quantitative model increased its weighting in value and low-risk themes. This shift was triggered by a number of indicators that pointed toward emerging excesses in the equity market: Low cash cushions held by equity mutual funds, the increasing volatility of equity prices, the record-low dividend yields and the divergence in returns between stocks and bonds.

     As a result of our more defensive posture, over the past year we gradually increased the fund's weighting in energy-related companies such as Texaco Inc. and Atlantic Richfield Co., both newcomers to the fund's 10 largest holdings. We also decreased the fund's exposure to consumer noncyclicals, which includes food/agriculture companies (e.g., IBP, Inc. and Kellogg Co.).

     As of the end of the period, the fund's major valuation characteristics were more attractive than the benchmark. These included a lower price/earnings ratio based on 1997 estimated earnings (15.9x versus 17.3x for the S&P 500) as well as a lower price/book ratio (3.0x versus 3.4x). The fund achieved these favorable valuation levels while maintaining growth and risk characteristics in line with those of the S&P 500.

Table I: Top 10 Portfolio Holdings as of 1/31/97
--------------------------------------------------------------------------------

                                                     Percentage of
                                                       Total Net
 Company                      Line of Business           Assets
 General Electric Co.         Electronics                 2.9%
 Intel Corp.                  Semiconductors              2.8%
                                and Electronics
 Exxon Corp.                  Petroleum and               2.2%
                                Natural Gas
 Microsoft Corp.              Computer Software           2.1%
 Texaco Inc.                  Petroleum and               2.0%
                                Natural Gas
 Merck & Co., Inc.            Pharmaceuticals             1.9%
 Atlantic Richfield Co.       Petroleum and               1.7%
                                Natural Gas
 Bristol-Myers Squibb Co.     Pharmaceuticals             1.7%
 Philip Morris Companies,     Tobacco and Food            1.7%
   Inc.                         Products
 Travelers Group, Inc.        Financial Services          1.6%

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Select Equity Fund (continued)


--------------------------------------------------------------------------------
Table II: Sector Breakout as of 1/31/97
--------------------------------------------------------------------------------

                                         Percentage of
                            Percentage      S&P 500
 Industry Sectors          of Portfolio      Index       Difference
 Finance                       17.8%         16.2%          1.6%
 Consumer Nondurables          10.2%         12.9%         -2.7%
 Energy                        10.1%          8.0%          2.1%
 Health                         9.6%         10.4%         -0.8%
 Technology                     9.3%         10.9%         -1.6%
 Basic Industry                 7.9%          7.1%          0.8%
 Capital Spending               6.5%          5.6%          0.9%
 Electric/Gas                   5.8%          3.3%          2.5%
 Miscellaneous                  4.4%          5.0%         -0.6%
 Retail                         4.3%          3.6%          0.7%
 Telecommunications             3.9%          6.3%         -2.4%
 Consumer Services              3.8%          4.8%         -1.0%
 Consumer Durables              2.6%          2.5%          0.1%
 Aerospace                      1.8%          2.0%         -0.2%
 Transportation                 1.1%          1.4%         -0.3%
 Cash                           1.0%          0.0%          1.0%

--------------------------------------------------------------------------------

Outlook

     Goldman Sachs expects the U.S. equity market to continue to advance in 1997, although returns will likely be more modest than the unusually strong results of 1995 and 1996. In addition, we expect equity gains to broaden beyond the top 50 stocks. In 1997, we will continue to maintain a balanced approach by considering risk, value and growth simultaneously.

However, the relative importance of avoiding riskier stocks has increased in the current market environment, which is likely to result in greater emphasis on defensive stocks with below-average price volatility, attractive valuations and lower possibility of near-term earnings disappointments.


/s/ Robert C. Jones

Robert C. Jones
Senior Portfolio Manager,
Quantitative Equity


/s/ Kent A. Clark

Kent A. Clark
Portfolio Manager,
Quantitative Equity


/s/ Victor H. Pinter

Victor H. Pinter
Portfolio Manager,
Quantitative Equity

March 3, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Select Equity Fund
January 31, 1997

--------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                        Class A

                [LINE GRAPH APPEARS HERE]

           GS Select Eq        GS Select Eq
              Class A             Class A
         (w/sales charge)    (no/sales charge)   S&P 500
         ----------------    ----------------    -------
5/24/91        9,450              10,000          10,000
1/31/92       10,112              10,701          11,092
1/31/93       10,548              11,162          12,266
1/31/94       12,144              12,851          13,846
1/31/95       12,009              12,708          13,919
1/31/96       16,654              17,617          19,306
1/31/97       20,613              21,813          24,390
                             Class B

                     [LINE GRAPH APPEARS HERE]

           GS Select Eq             GS Select Eq
              Class B                  Class B
      (no redemption charge)    (w/redemption charge)     S&P 500
      ----------------------    ---------------------     -------
5/1/96        10,000                   10,000              10,000
1/31/97       11,859                   11,359              12,218
                  Institutional

            [LINE GRAPH APPEARS HERE]

                   GS Select Eq
                Institutional Class     S&P 500
                -------------------     -------
6/15/95                10,000            10,000
1/31/96                12,014            12,029
1/31/97                14,983            15,197
                 Service

         [LINE GRAPH APPEARS HERE]

                   GS Select Eq
                    Serv. Class    S&P 500
                   ------------    -------
6/7/96                10,000        10,000
1/31/97               11,592        11,836

                                ------------------------------------------------
                                          Average Annual Total Return
                                ------------------------------------------------
                                      One Year          Since Inception/(a)/
--------------------------------------------------------------------------------
Class A, no sales charge               23.75%                  14.67%
--------------------------------------------------------------------------------
Class A, w/sales charge                16.98%                  13.54%
--------------------------------------------------------------------------------
Class B, no redemption charge            N/A                   18.59% /(b)/
--------------------------------------------------------------------------------
Class B, w/redemption charge             N/A                   13.59% /(b)/
--------------------------------------------------------------------------------
Institutional Class                    24.63%                  28.04%
--------------------------------------------------------------------------------
Service Class                            N/A                   15.92% /(b)/
--------------------------------------------------------------------------------

/(a)/ Class A, Class B, Institutional and Service shares commenced operations on
      May 24, 1991, May 1, 1996, June 15, 1995 and June 7, 1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
Goldman Sachs Select Equity Fund
--------------------------------------------------------------------
January 31, 1997
--------------------------------------------------------------------


--------------------------------------------------------------------

Shares         Description                                    Value
--------------------------------------------------------------------
Common Stocks--97.3%

Aerospace--0.8%
 43,600        United Technologies Corp.              $   3,041,100
--------------------------------------------------------------------
Agency/Government--0.9%
 93,800        Federal National Mortgage Assn.            3,705,100
--------------------------------------------------------------------
Agriculture/Heavy Equipment--2.5%
 25,100        Case Corp.                                 1,330,300
 55,500        Caterpillar, Inc.                          4,308,188
 44,100        Conagra, Inc.                              2,227,050
 48,900        Tenneco, Inc.                              1,956,000
--------------------------------------------------------------------
                                                          9,821,538
--------------------------------------------------------------------
Airlines--1.2%
 19,700        AMR Corp.*                                 1,585,850
 38,500        Delta Air Lines, Inc.                      3,041,500
--------------------------------------------------------------------
                                                          4,627,350
--------------------------------------------------------------------
Alcohol--0.2%
 21,600        Anheuser Busch Companies, Inc.               918,000
--------------------------------------------------------------------
Appliance Manufacturer--1.0%
 38,300        Emerson Electric Co.                       3,782,125
--------------------------------------------------------------------
 Auto/Original Equipment Manufacturer--0.3%
 23,100        Cummins Engine, Inc.                       1,215,638
--------------------------------------------------------------------
Auto/Vehicle--1.5%
 25,200        Chrysler Corp.                               878,850
 32,200        Ford Motor Co.                             1,034,425
 70,700        General Motors Corp.                       4,171,300
--------------------------------------------------------------------
                                                          6,084,575
--------------------------------------------------------------------
Bank Holding Companies--0.4%
 26,000        Comerica, Inc.                             1,485,250
--------------------------------------------------------------------
Banks--6.0%
 33,550        Banc One Corp.                             1,522,331
 48,000        Bank of New York, Inc.                     1,758,000
 46,400        BankAmerica Corp.                          5,179,400
 12,900        Chase Manhattan Corp.                      1,193,250
 25,800        Citicorp                                   3,002,475
 28,500        First Bank System, Inc.                    2,166,000
 34,400        First Chicago Corp.                        1,965,100
  6,400        First Union Corp.                            535,200
 48,400        NationsBank Corp.                          5,227,200
  4,500        Wells Fargo & Company                  $   1,371,375
--------------------------------------------------------------------
                                                         23,920,331
--------------------------------------------------------------------
Beverages--1.6%
 41,900        Coca Cola Co.                              2,424,963
 115,300       Pepsico, Inc.                              4,021,088
--------------------------------------------------------------------
                                                          6,446,051
--------------------------------------------------------------------
Business Services--0.2%
 19,100        Automatic Data Processing, Inc.              790,263
--------------------------------------------------------------------
Chemicals-Commodity--2.1%
 46,000        Dow Chemicals Co.                          3,547,750
 20,600        Du Pont EI de Nemours                      2,258,275
 68,900        Monsanto Co.                               2,609,588
--------------------------------------------------------------------
                                                          8,415,613
--------------------------------------------------------------------
Chemicals-Specialty--1.0%
 37,800        Allied Signal, Inc.                        2,655,450
 27,700        Morton International, Inc.                 1,125,313
--------------------------------------------------------------------
                                                          3,780,763
--------------------------------------------------------------------
Commercial Services--0.3%
 32,500        Interim Services, Inc.*                    1,178,125
--------------------------------------------------------------------
Communications Services Companies--1.5%
 75,500        Airtouch Communications, Inc.*             1,953,563
 96,100        Sprint Corp.                               3,916,075
--------------------------------------------------------------------
                                                          5,869,638
--------------------------------------------------------------------
Communications Technology--0.8%
 37,403        Lucent Technologies, Inc.                  2,029,113
 15,200        Motorola Inc.                              1,037,400
--------------------------------------------------------------------
                                                          3,066,513
--------------------------------------------------------------------
Computers--0.9%
 65,200        Hewlett Packard Co.                        3,431,150
--------------------------------------------------------------------
Computers & Peripherals--3.7%
 45,400        Cisco Systems, Inc.*                       3,166,650
 35,000        Compaq Computer Corp.*                     3,040,625
 20,300        Eastman Kodak Co.                          1,761,025
 33,400        International Business Machines            5,252,150
 51,100        Sun Microsystems, Inc.*                    1,622,425
--------------------------------------------------------------------
                                                         14,842,875
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------

Shares         Description                                    Value
--------------------------------------------------------------------
Common Stocks (continued)
Construction/Environmental Services--0.2%
 13,300        Armstrong World Industries, Inc.       $     944,300
--------------------------------------------------------------------
Consumer Staples--3.4%
 51,700        American Home Products Corp.               3,276,488
 13,300        Clorox Co.                                 1,577,713
 60,200        Gillette Co.                               4,906,300
 33,400        Procter & Gamble Co.                       3,857,700
--------------------------------------------------------------------
                                                         13,618,201
--------------------------------------------------------------------
Defense--1.4%
 5,400         Boeing Co.                                   578,475
 17,700        McDonnell Douglas Corp.                    1,190,325
 18,500        Textron, Inc.                              1,801,438
 36,800        TRW, Inc.                                  1,867,600
--------------------------------------------------------------------
                                                          5,437,838
--------------------------------------------------------------------
Department Stores--3.2%
 147,400       Dayton Hudson Corp.                        5,545,925
 38,000        Federated Dept. Stores, Inc.*              1,249,250
 18,900        Mercantile Stores Co.                        926,100
 65,700        Sears Roebuck & Co.                        3,153,600
 72,100        Walmart Stores, Inc.                       1,712,375
--------------------------------------------------------------------
                                                         12,587,250
--------------------------------------------------------------------
Electric Utilities--4.7%
 76,300        Duke Power Co.                             3,576,563
 128,700       Edison International, Inc.                 2,750,963
 31,500        Empresa Nacional de Electric ADR           2,071,125
 139,600       Niagara Mohawk Power*                      1,413,450
 57,700        Public Service Company of New Mexico       1,154,000
 92,800        Texas Utilities Co.                        3,758,400
 156,300       Unicom Corp.                               3,692,588
--------------------------------------------------------------------
                                                         18,417,089
--------------------------------------------------------------------
Electrical Equipment Manufacturer--2.9%
 112,200       General Electric Co.                      11,556,600
--------------------------------------------------------------------
Financial Services--0.7%
 53,300        Providian Corp.                            2,871,538
--------------------------------------------------------------------
Food Producers--0.5%
 10,600        CPC International, Inc.                      814,875
 16,400        Ralston Purina Co.                         1,289,450
--------------------------------------------------------------------
                                                          2,104,325
--------------------------------------------------------------------
Forest Products--2.6%
 78,600        Avery Dennison Corp.                       2,878,725
 32,000        Champion International Corp.               1,340,000
 32,600        Georgia Pacific Corp.                      2,400,175
 26,000        International Paper Co.                    1,062,750
 19,700        Mead Corp.                                 1,108,125
 30,700        Weyerhaeuser Co.                           1,396,850
--------------------------------------------------------------------
                                                         10,186,625
--------------------------------------------------------------------
Funeral Services--0.2%
 29,600        Service Corp. International                  858,400
--------------------------------------------------------------------
Gas Distribution & Pipeline--1.2%
 55,600        Columbia Gas Systems, Inc.                 3,620,950
 22,900        Panenergy Corp.                            1,056,263
--------------------------------------------------------------------
                                                          4,677,213
--------------------------------------------------------------------
Health Suppliers/Services--1.3%
 73,200        Johnson & Johnson                          4,218,150
 15,800        Medtronic Inc.                             1,082,300
--------------------------------------------------------------------
                                                          5,300,450
--------------------------------------------------------------------
Healthcare Management--0.8%
 55,800        Columbia HCA Healthcare                    2,204,100
 38,300        Manor Care, Inc.                             976,650
--------------------------------------------------------------------
                                                          3,180,750
--------------------------------------------------------------------
Information Management--0.7%
 114,100       Dun & Bradstreet Corp.                     2,738,400
--------------------------------------------------------------------
Insurance Brokers & Other Insurance--0.3%
 24,600        Exel Insurance Ltd.                        1,042,425
--------------------------------------------------------------------
Insurance-Life--2.6%
 29,100        American General Corp.                     1,160,363
 18,700        Cigna Corp.                                2,835,388
 122,933       Travelers Group,  Inc.                     6,438,616
--------------------------------------------------------------------
                                                         10,434,367
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Select Equity Fund (continued)
January 31, 1997


--------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks (continued)
Insurance-Property and Casualty--2.2%
 25,956        Allstate Corp.                         $   1,706,607
 36,850        American International Group, Inc.         4,463,456
 68,500        Safeco Corp.                               2,603,000
--------------------------------------------------------------------
                                                          8,773,063
--------------------------------------------------------------------
Integrated Oil--11.1%
 22,100        Amoco Corp.                                1,922,700
 51,800        Atlantic Richfield Co.                     6,850,550
 84,300        Exxon Corp.                                8,735,574
 46,800        Kerr McGee Corp.                           3,217,500
 17,200        Mobil Corp.                                2,257,500
 52,000        Norsk Hydro ADR                            2,925,000
 32,000        Phillips Petroleum Co.                     1,412,000
 26,600        Royal Dutch Petroleum ADR                  4,615,100
 75,700        Texaco, Inc.                               8,014,738
 97,300        Unocal Corp.                               4,098,763
--------------------------------------------------------------------
                                                         44,049,425
--------------------------------------------------------------------
Investment Brokers & Managers--2.7%
 52,500        Merrill Lynch Co.                          4,423,125
 38,300        Morgan Stanley Group, Inc.                 2,187,888
 76,900        Salomon, Inc.                              4,248,725
--------------------------------------------------------------------
                                                         10,859,738
--------------------------------------------------------------------
Local Phone Companies--2.3%
 53,600        Ameritech Corp.                            3,202,600
 67,100        GTE Corp.                                  3,153,700
 104,900       Worldcom, Inc.*                            2,635,613
--------------------------------------------------------------------
                                                          8,991,913
--------------------------------------------------------------------
Machinery and Equipment--0.6%
 20,100        Dover Corp.                                  994,950
 29,300        Ingersoll-Rand Co.                         1,336,813
--------------------------------------------------------------------
                                                          2,331,763
--------------------------------------------------------------------
Media/Entertainment--1.4%
 41,400        King World Productions, Inc.*              1,619,775
 54,942        Walt Disney Co.                            4,024,502
--------------------------------------------------------------------
                                                          5,644,277
--------------------------------------------------------------------
Nonferrous Metals--1.3%
 15,900        Phelps Dodge Corp.                         1,111,013
 72,800        Tyco International Ltd.                    4,158,700
--------------------------------------------------------------------
                                                          5,269,713
--------------------------------------------------------------------
Office & Business Equipment--0.5%
 36,400        Xerox Corp.                                2,133,950
--------------------------------------------------------------------
Oil & Gas Exploration--0.4%
 31,100        Burlington Resources, Inc.                 1,547,225
--------------------------------------------------------------------
Pharmaceuticals--6.7%
 51,100        Abbott Labs                                2,778,563
 53,100        Bristol Myers Squibb                       6,743,700
 18,600        Eli Lilly & Co.                            1,620,525
 82,100        Merck & Co.                                7,450,575
 23,600        Pfizer, Inc.                               2,191,850
 31,700        Pharmacia & Upjohn, Inc.                   1,180,825
 47,600        Schering Plough Corp.                      3,599,750
 13,800        Warner Lambert Co.                         1,110,900
--------------------------------------------------------------------
                                                         26,676,688
--------------------------------------------------------------------
Recreational Products--0.2%
 29,407        Mattel, Inc.                                 827,072
--------------------------------------------------------------------
Restaurants & Hotels--1.0%
 14,000        HFS, Inc.*                                   980,000
 23,000        ITT Corp.*                                 1,313,875
 40,200        McDonalds Corp.                            1,829,100
--------------------------------------------------------------------
                                                          4,122,975
--------------------------------------------------------------------
Retail--0.7%
 34,100        Home Depot, Inc.                           1,687,950
 29,900        TJX Companies, Inc.                        1,188,525
--------------------------------------------------------------------
                                                          2,876,475
--------------------------------------------------------------------
Retail-Specialty--1.2%
 48,200        Gap, Inc.                                  1,385,750
 49,600        Nike,  Inc.                                3,366,600
--------------------------------------------------------------------
                                                          4,752,350
--------------------------------------------------------------------
Semiconductors & Electronics--2.8%
 67,800        Intel Corp.                               11,000,550
--------------------------------------------------------------------
Software--2.7%
 33,350        Computer Associates International,
               Inc.                                       1,513,256
 79,900        Microsoft Corp.*                           8,149,800
 24,600        Oracle Corp.*                                956,325
--------------------------------------------------------------------
                                                         10,619,381
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks (continued)
Supermarkets--0.9%
 63,300        Great A&P Tea Co., Inc.                $   1,978,125
 31,200        Safeway, Inc.*                             1,489,800
--------------------------------------------------------------------
                                                          3,467,925
--------------------------------------------------------------------
Technical Services--0.4%
 22,800        3Com Corp.*                                1,530,450
--------------------------------------------------------------------
Technology Capital Goods--0.7%
 18,800        Applied Materials, Inc.*                     928,250
 22,000        Harris Corp.                               1,674,750
--------------------------------------------------------------------
                                                          2,603,000
--------------------------------------------------------------------
Telecommunications--0.2%
 17,000        Tellabs, Inc.*                               700,188
--------------------------------------------------------------------
Textiles--1.1%
 22,500        Liz Claiborne, Inc.                          947,813
 33,200        Sara Lee Corp.                             1,311,400
 30,800        VF Corp.                                   2,048,200
--------------------------------------------------------------------
                                                          4,307,413
--------------------------------------------------------------------
Tire & Other Related Rubber Products--0.8%
 36,800        BF Goodrich Co.                            1,508,800
 29,800        Goodyear Tire & Rubber Co.                 1,624,100
--------------------------------------------------------------------
                                                          3,132,900
--------------------------------------------------------------------
Tobacco--1.7%
 55,600        Philip Morris Companies, Inc.              6,609,450
--------------------------------------------------------------------
Total Common Stocks
   (Cost $294,916,122)                                $ 385,205,653
====================================================================
Rights--0.9%
Insurance--0.2%
 9,400         MBIA, Inc.,* exp. 12/12/01             $     903,575
--------------------------------------------------------------------
Insurance-Life--0.4%
 36,400        Protective Life Corp.*, exp. 07/13/97      1,442,350
--------------------------------------------------------------------
Specialty Finance--0.3%
 19,100        Beneficial Corp.,* exp. 11/23/97           1,284,475
--------------------------------------------------------------------
Total Rights
   (Cost $2,826,759)                                  $   3,630,400
--------------------------------------------------------------------

Principal
Amount       Description                                     Value
====================================================================
U.S. Treasury Obligations--0.2%
$   841,000  U.S. Treasury Bill
             5.08%, 05/29/97/(b)/                     $     827,118
--------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $827,118)                                    $     827,118
--------------------------------------------------------------------
Repurchase Agreement--0.9%
$ 3,600,000  Joint Repurchase Agreement Account
             5.63%, 02/03/97                          $   3,600,000
--------------------------------------------------------------------
Total Repurchase Agreements
   (Cost $3,600,000)                                  $   3,600,000
--------------------------------------------------------------------
Total Investments
   (Cost $302,169,999)/(a)/                           $ 393,263,171
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                        $  94,373,749
   Gross unrealized loss for investments in
      which cost exceeds value                           (3,489,045)
--------------------------------------------------------------------
   Net unrealized gain                                $  90,884,704
====================================================================


Futures Contracts open at January 31, 1997 are as follows:

                          Number of
                          Contracts     Settlement    Unrealized
Type                      Long/(c)/     Month         Gain
------------------------- ------------- ------------ ----------------
S&P 500 Stock Index            7        March 1997    $91,800


*  Non-income producing security.

/(a)/The aggregate cost for federal income tax purposes is $302,378,467.

/(b)/Portion of this security is being segregated as collateral for futures contracts.

/(c)/Each S&P 500 Stock Index represents $50,000 in notional par value. The total net notional amount and net market value at risk are $350,000 and $2,756,250, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Growth and Income Fund

--------------------------------------------------------------------------------
Objective and Investment Approach

        The Goldman Sachs Growth and Income Fund seeks long-term growth of capital and growth of income primarily through investments in a diversified portfolio of common stocks and other equity securities. The fund is managed with a value style, which means we focus on companies whose stocks we believe are inexpensive relative to their expected long-term earnings growth and their ability to pay dividends. Investments may include well-known companies that are temporarily out of favor due to cyclical economic conditions or are experiencing near-term difficulties the portfolio managers judge to be temporary in nature. In-depth fundamental research of a company's financial structure, its competitive position in the market and its management's commitment to increasing shareholder value are all critical parts of the fund's investment approach. Though we are not sector investors, we closely monitor the fund's sector and industry exposures compared with the benchmark in an effort to avoid unintentional over- or underweightings.

Performance Review: The Fund Outperformed the Index...


------------------------------------- ----------------- -----------
                                         Fund Total
                                           Return        S&P 500
                                       (based on net      Total
                                        asset value)      Return
                                        -----------       ------
Class A  (1/31/96 - 1/31/97)*              28.42%         26.25%
Class B  (5/1/96 - 1/31/97)*               22.23%         22.18%
Institutional (6/3/96 - 1/31/97)*          20.77%         19.11%
Service (3/6/96 - 1/31/97)*                23.87%         22.20%
------------------------------------- ----------------- -----------

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B, Institutional and Service shares is a cumulative total return (not annualized) from their inceptions through the end of the period.

        The U.S. stock market continued to soar during the period under review, adding to the impressive performance recorded during the prior year. Most of the market's gains occurred during the latter half of the period, when equities rebounded strongly following a sharp correction in July.

        We are pleased to report that all of the fund's share classes outperformed the S&P 500 stock index during the past fiscal year. Most notably, its Class A shares returned 28.42% (at net asset value) versus 26.25% for the index. During the period, the fund increased its regular quarterly dividend.

 ...And Fared Very Well Relative to Its Peers

        We are proud to announce that for the three-year period ended January 31, 1997, the fund's Class A shares were rated "five stars" (out of 1,858 domestic equity funds) by Morningstar, Inc., an independent mutual fund rating agency. The "five star" designation is Morningstar's highest rating for historical risk-adjusted performance, and is given to mutual funds that Morningstar determines to be in the top 10% of their category.1

         In addition, the fund's Class A shares ranked within the top 10% of the Lipper growth and income category (53rd of 533) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B, Institutional and Service shares

-------------------------

1 Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 1/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. For the one-year period, the Class A shares received four stars and was rated among 2,990 domestic equity funds. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B, Institutional and Service shares have not been rated. Class B, Institutional and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are five Morningstar categories (domestic equity, international equity, fixed income, municipal and hybrid). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
were not ranked because they did not exist during the full year.)

Financial, Technology and Energy Stocks Were Among the Fund's Best Performers

        The fund's outperformance came from successful stock selection in a wide range of industries, led by finance, its largest sector weighting at 18.0%. Technology and energy investments also did well. In addition, the fund benefited significantly from our decision to limit its exposure in the media and communication sector. Our concerns regarding increased competition between the local exchange and long-distance companies and high valuations in the sector proved to be on target.

        In the financial sector, top performers were BankAmerica Corp. and NationsBank Corp., the country's third and fourth largest banks, respectively. BankAmerica Corp. increased its focus on aggressive capital management, which resulted in its exiting unprofitable businesses and buying back some of its stock. NationsBank Corp. acquired Bank South Corp. and Boatmen's Bancshares, Inc., and investors began to realize the benefits of its cost structure due to its acquisitions over the past few years.

        Technology holdings that performed well included Intel Corp., the dominant microprocessor manufacturer, which was purchased when the sector was depressed due to concerns that the personal computer upgrade cycle had slowed. Intel quickly rebounded when investors recognized the advantages of its dominant market position, and we subsequently sold the stock when it reached our target price. We saw solid gains from Avnet, Inc., the second largest distributor of semiconductors and other electronic components, which we viewed as an inexpensive opportunity to participate in the growth of the technology sector.

        The fund was also well served by a number of its energy-related investments. Tosco Corp., an oil refiner and distributor, more than doubled in price as it continued to consolidate its market position through an ambitious acquisition strategy, and Texaco Inc. benefited from higher petroleum prices and a restructuring program that meaningfully improved profits.

        In addition, several holdings appreciated due to special situations. Our confidence in Long Island Lighting Co., a New York-based utility, which had been shunned by many other investors, was handsomely rewarded when the stock soared after Brooklyn Union Gas Co. made an attractive bid for the company in January. The fund also benefited when McDonnell Douglas Corp., one of our long-term positions, was acquired by Boeing Co. at a very favorable price. Sunbeam Corp., a leading consumer products company, met with an enthusiastic investor response to the aggressive restructuring program initiated by its new CEO.

Paper and Chemical Stocks Were Weak

        Disappointing performers included three companies impacted by overcapacity in their respective industries: Georgia-Pacific Corp. and Stone Container Corp., both manufacturers of paper products, and Geon Corp., a manufacturer of polyvinyl chloride. We continue to have confidence in these companies and expect their prospects to improve over time.

Additional Investments in a Variety of Sectors

        During the period, we added a number of new holdings. These included Dean Witter, Discover & Co., which we viewed as undervalued based on the potential of its broker-dealer/asset management business and its large Discover credit card business. In February 1997, Dean Witter, Discover & Co. announced its intention to merge with investment bank Morgan Stanley. We also invested in Unicom Corp., an electric utility that operates 12 nuclear units at six sites. Unicom generates excess capital and, unlike many other electric utilities, has no utility power purchase problems. We established a position after its stock price declined due to a mandated increase in spending on operations and maintenance, an issue that management believes will not impair the company's long-

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Growth and Income Fund (continued)

--------------------------------------------------------------------------------

term prospects. Also notable was our decision to increase the fund's position in Tenet Healthcare Corp., a long-term holding, based on its prospects for improved efficiencies resulting from the integration of its acquisition of OrNda Healthcorp., a for-profit hospital chain.

Sales Included Several Financial and Technology Positions

           We sold several stocks after they appreciated and reached our price targets. These included Anheuser-Busch Co., Inc., the world's largest brewer, which reported strong earnings; Greenpoint Financial Corp., which benefited from increased investor appreciation of the value of its "no-documentation--low-documentation" mortgage franchise; and technology holdings Compaq Computer Corp. and Intel Corp.


--------------------------------------------------------------------------------
 Top 10 Portfolio Holdings as of January 31, 1997
                                                      Percentage
                                                     of Total Net

 Company                       Line of Business         Assets
 Aetna Inc.                    Healthcare Service        3.3%
                                 Provider
 Tenet Healthcare Corp.        Hospitals                 3.3%
 Lear Corp.                    Autoparts/Original        3.0%
                                 Equipment
 Cigna Corp.                   Insurance                 2.9%
 Brunswick Corp.               Pleasure                  2.9%
                                 Boats/Marine
                                 Engines
 Dean Witter, Discover & Co.   Financial Services        2.8%
 Goodyear Tire & Rubber Co.    Tire and Rubber           2.8%
                                 Products
 Philip Morris Companies,      Tobacco and Food          2.7%
   Inc.                          Products
 Avnet, Inc.                   Electronic                2.7%
                                 Components
                                 Distributor
 BankAmerica Corp.             Commercial Bank           2.6%

--------------------------------------------------------------------

Outlook

           As we enter the seventh year of a bull market for U.S. equities, we view the market as moderately overvalued and therefore unlikely to match the strong return it achieved in 1996. In this environment, it is particularly noteworthy that the fund's holdings continue to be attractively valued even after last year's rally. Our focus on undervalued stocks and extensive fundamental research will continue to be extremely important in the more challenging market we anticipate ahead.


/s/ Ronald E. Gutfleish                                /s/ G. Lee Anderson
------------------------                               -------------------------
Ronald E. Gutfleish                                    G. Lee Anderson
Senior Portfolio Manager,                              Portfolio Manager,
U.S. Active Equity Value                               U.S. Active Equity Value



                                /s/ Eileen A. Aptman
                                --------------------
                                Eileen A. Aptman
                                Portfolio Manager,
                                U.S. Active Equity Value

March 3, 1997

-------------------------------------------------------------------------------
Goldman Sachs Growth and Income Fund
January 31, 1997

-------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                             Class A

                    [LINE GRAPH APPEARS HERE]

            GS Growth & Inc      GS Growth & Inc
               Class A              Class A
           (w/sales charge)     (no sales charge)     S&P 500
           ----------------     -----------------     -------
2/5/93         $ 9,450              $10,000           $10,000
1/31/94         10,686               11,308            11,073
1/31/95         11,110               11,757            11,132
1/31/96         14,716               15,573            15,436
1/31/97         18,911               20,012            19,501
                             Class B

                    [LINE GRAPH APPEARS HERE]

            GS Growth & Inc        GS Growth & Inc
               Class B                Class B
           (no redemp charge)     (w/redemp charge)    S&P 500
           ------------------     -----------------    -------
5/1/96        $10,000                $10,000           $10,000
1/31/97        12,223                 11,723            12,218

              Institutional

        [LINE GRAPH APPEARS HERE]

           GS Growth & Inc
         Institutional Class     S&P 500
         -------------------     -------
6/3/96        $10,000            $10,000
1/31/97        12,077             11,911

                 Service

        [LINE GRAPH APPEARS HERE]

           GS Growth & Inc
            Service Class     S&P 500
           ---------------    -------
3/6/96        $10,000         $10,000
1/31/97        12,387          12,220

                                    --------------------------------------------
                                              Average Annual Total Return
                                    --------------------------------------------
                                          One Year         Since Inception /(a)/
--------------------------------------------------------------------------------
Class A, no sales charge                   28.42%                  18.98%
--------------------------------------------------------------------------------
Class A, w/sales charge                    21.39%                  17.31%
--------------------------------------------------------------------------------
Class B, no redemption charge               N/A                    22.23% /(b)/
--------------------------------------------------------------------------------
Class B, w/redemption charge                N/A                    17.23% /(b)/
--------------------------------------------------------------------------------
Institutional Class                         N/A                    20.77% /(b)/
--------------------------------------------------------------------------------
Service Class                               N/A                    23.87% /(b)/
--------------------------------------------------------------------------------

/(a)/ Class A, Class B, Institutional and Service shares commenced operations on
      February 5, 1993, May 1, 1996, June 3, 1996 and March 6, 1996,
      respectively.

/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
-------------------------------------------------------------------
Goldman Sachs Growth and Income Fund
January 31, 1997


-------------------------------------------------------------------

Shares           Description                                  Value
===================================================================
Common Stocks--93.2%

Airlines--3.2%
 96,100        AMR Corp.*                             $   7,736,050
 463,600       Continental Airlines, Inc.*               12,980,800
-------------------------------------------------------------------
                                                         20,716,850
-------------------------------------------------------------------
Appliance Manufacturer--1.9%
 440,900       Sunbeam Corp.                             12,234,975
-------------------------------------------------------------------
Auto/Original Equipment Manufacturer--3.0%
 512,800       Lear Corp.*                               19,165,900
-------------------------------------------------------------------
Auto/Vehicle--2.0%
 394,800       Ford Motor Co.                            12,682,950
-------------------------------------------------------------------
Banks--8.3%
 146,600       BankAmerica Corp.                         16,364,225
 64,900        Chase Manhattan Corp.                      6,003,250
 117,800       Fleet Financial Group Inc.                 6,361,200
 146,900       NationsBank Corp.                         15,865,200
 96,500        Republic of New York Corp.                 8,552,313
-------------------------------------------------------------------
                                                         53,146,188
-------------------------------------------------------------------
Chemicals-Commodity--2.0%
 439,800       Geon Co.                                   8,246,250
 97,400        Union Carbide Corp.                        4,419,525
-------------------------------------------------------------------
                                                         12,665,775
-------------------------------------------------------------------
Defense--3.4%
 225,100       McDonnell Douglas Corp.                   15,137,975
 79,800        Northrop Grumman Corp.                     6,234,375
 6,300         Thiokol Corp.                                352,800
-------------------------------------------------------------------
                                                         21,725,150
-------------------------------------------------------------------
Department Stores--1.6%
 207,700       Sears Roebuck & Co.                        9,969,600
-------------------------------------------------------------------
Electric Utilities--5.1%
 95,100        CMS Energy Corp.                           3,185,850
 641,400       Long Island Lighting Co.                  14,591,850
 632,300       Unicom Corp.                              14,938,088
-------------------------------------------------------------------
                                                         32,715,788
-------------------------------------------------------------------
Food--2.8%
 582,200       Chiquita Brands International, Inc.        8,514,675
 58,400        Unilever Inc.                              9,606,800
-------------------------------------------------------------------
                                                         18,121,475
-------------------------------------------------------------------
Forest Products--1.9%
 161,500       Georgia Pacific Corp.                     11,890,438
-------------------------------------------------------------------
Health Suppliers/Services--2.0%
 280,800       Baxter International, Inc.                12,951,900
-------------------------------------------------------------------
Healthcare Management--6.6%
 266,400       Aetna Inc.                                21,045,600
 768,500       Tenet Healthcare Corp.*                   20,749,500
-------------------------------------------------------------------
                                                         41,795,100
-------------------------------------------------------------------
Home Builders--3.1%
 232,800       Centex Corp.                               9,079,200
 388,500       Lennar Corp.                              10,343,813
-------------------------------------------------------------------
                                                         19,423,013
-------------------------------------------------------------------
Insurance-Life--4.3%
 123,600       Cigna Corp.                               18,740,850
 166,200       Lincoln National Corp.                     8,912,475
-------------------------------------------------------------------
                                                         27,653,325
-------------------------------------------------------------------
Insurance-Property & Casualty--1.4%
 16,100        Integon Corp.                                223,388
 237,600       Partner Re Holding Ltd.                    8,434,800
-------------------------------------------------------------------
                                                          8,658,188
-------------------------------------------------------------------
Integrated Oil--4.8%
 121,400       Atlantic Richfield Co.                    16,055,150
 138,900       Texaco, Inc.                              14,706,038
-------------------------------------------------------------------
                                                         30,761,188
-------------------------------------------------------------------
Logistics/Rails--1.8%
 415,700       Canadian Pacific Ltd.                     11,275,863
-------------------------------------------------------------------
Logistics/Trucking--2.0%
 512,100       Consolidated Freightways, Inc.            12,994,538
-------------------------------------------------------------------
Oil Refining & Marketing--3.6%
 187,700       Ashland Inc.                               8,094,563
 166,800       Tosco Corp.                               14,761,800
-------------------------------------------------------------------
                                                         22,856,363
-------------------------------------------------------------------
Packaging--2.5%
 661,600       Owens Illinois Corp.*                     15,713,000
-------------------------------------------------------------------
Recreational Products--2.9%
 724,800       Brunswick Corp.                           18,210,600
-------------------------------------------------------------------
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------



-------------------------------------------------------------------

Shares           Description                                  Value
-------------------------------------------------------------------
Common Stocks (continued)
Security and Commodity Brokers, Dealers and Services--1.0%
 195,900       Lehman Brothers Holdings, Inc.         $   6,195,338
-------------------------------------------------------------------
Semiconductors & Electronics--2.7%
 275,100       Avnet, Inc.                               17,021,813
-------------------------------------------------------------------
Software--1.1%
 214,300       Autodesk, Inc.                             6,777,238
-------------------------------------------------------------------
Specialty Finance--2.8%
 470,200       Dean Witter Discover & Co.                17,926,375
-------------------------------------------------------------------
Steel--1.6%
 251,600       AK Steel Holding Corp.                    10,126,900
-------------------------------------------------------------------
Supermarkets--3.4%
 726,500       Fleming Companies, Inc.                   11,714,813
 316,700       Supervalu, Inc.                            9,778,113
-------------------------------------------------------------------
                                                         21,492,926
-------------------------------------------------------------------
Textiles--2.4%
 374,400       Fruit of The Loom, Inc.*                  15,022,800
-------------------------------------------------------------------
Tire & Other Related Rubber Products--2.8%
 320,900       Goodyear Tire & Rubber Co.                17,489,050
-------------------------------------------------------------------
Tobacco--5.2%
 63,700        Loews Corp.                                6,298,338
 144,700       Philip Morris Companies, Inc.             17,201,204
 187,480       RJR Nabisco, Inc.                          6,139,970
 115,600       Universal Corp.                            3,583,600
-------------------------------------------------------------------
                                                         33,223,112
-------------------------------------------------------------------
Total Common Stocks
   (Cost $465,569,279)                                $ 592,603,719
===================================================================
Preferred Stocks--0.6%
Food--0.3%
 44,600        Chiquita Brands International, Inc.
               Convertible, 5.75%                     $   2,073,900
-------------------------------------------------------------------
Tobacco--0.3%
 287,100       RJR Nabisco, Inc., Class C 9.25%           1,902,038
-------------------------------------------------------------------
Total Preferred Stocks
   (Cost $3,843,410)                                  $   3,975,938
===================================================================
Rights--2.0%
Forest Products--1.2%
 579,100       Stone Container Corp.,* exp.
               08/08/98                               $   7,817,850
-------------------------------------------------------------------
Technology Capital Goods--0.8%
 166,300       Teradyne, Inc.,* exp. 03/26/00             5,134,513
-------------------------------------------------------------------
Total Rights
   (Cost $13,294,493)                                 $  12,952,363
===================================================================
Repurchase Agreements--4.2%
-------------------------------------------------------------------
$ 26,800,000  Joint Repurchase Agreement Account
              5.63%, 02/03/97                         $  26,800,000
-------------------------------------------------------------------
Total Repurchase Agreements
   (Cost $26,800,000)                                 $  26,800,000
===================================================================


Contracts         Description                              Value
===================================================================
Options*--0.4%
 1,340         S & P 500 Index Put, Strike 750
               exp. 06/97                             $   2,244,500
 1,439         S & P 500 Index Put, Strike 700
               exp. 03/97                                   377,738
-------------------------------------------------------------------
Total Options
   (Cost $4,105,525)                                  $   2,622,238
===================================================================
Total Investments
   (Cost $513,612,707)/(a)/                           $ 638,954,258
===================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in which
      value exceeds cost                               $136,933,045
   Gross unrealized loss for investments in which
      cost exceeds value                                (11,607,531)
-------------------------------------------------------------------
 Net unrealized gain                                   $125,325,514
===================================================================

*    Non-income producing security.
/(a)/The aggregate cost for federal income tax purposes is $513,628,744. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
-------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

    The Goldman Sachs Capital Growth Fund seeks long-term growth of capital primarily through investments in a portfolio of large-capitalization stocks. We use extensive fundamental research to identify companies in a diversified range of industries that we believe offer attractive growth potential at a reasonable price.

    The fund's investment management team believes that wealth is created through the long-term ownership of growing businesses. As such, we view each stock purchase as if we were buying the entire business. To implement this investment strategy, we focus on growing companies with characteristics such as strong brand franchises, dominant market share, recurring revenue, product pricing flexibility, long product life cycles, high returns on invested capital, high profit margins, strong free cash flow, excellent management and favorable long-term prospects. Finally, we will buy a stock meeting our rigorous criteria only if it trades at a reasonable discount to the company's intrinsic value.

Performance Review:  Fund Achieved Strong Results

--------------------------------------------------------------------
                                     Fund Total Return    S&P 500
                                       (based on net       Total
                                        asset value)       Return
                                        -----------        ------
 Class A  (1/31/96 - 1/31/97)*             25.97%          26.25%
 Class B  (5/1/96 - 1/31/97)*              19.39%          22.18%
--------------------------------------------------------------------

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B shares is a cumulative total return (not annualized) from their inception through the end of the period.

    During the 12-month period ended January 31, 1997, the fund's Class A shares achieved a total return of approximately 26%, in line with the S&P 500 stock index, reflecting the robust equity market, particularly during the second half of the period. The fund's Class B shares also achieved strong absolute results; however, a partial year of only nine months is obviously too short a time frame to meaningfully measure long-term performance.

    We are pleased to report that for the five-year period ended January
31, 1997, the fund's Class A shares were rated "four stars" (out of 1,072 domestic equity funds) by Morningstar, Inc., an independent mutual fund rating agency./1/ In addition, the fund's Class A shares fared well versus its peers in the Lipper growth fund category, placing in the top third (187th out of 685) for the 12-month period and in the top quartile (56th out of 263) for the five-year period, as of January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Lipper did not rank the fund's Class B shares.)

Top Performers Included Financial, Technology and Defense Stocks

    The fund's best performers during the period came from a variety of sectors, particularly financial services (20.4% of the portfolio), technology (9.1%) and defense/aerospace (3.2%).

 .   Top performers in the financial sector included MBNA Corp. and First USA
Inc., the nation's third and fourth largest credit card issuers, respectively, which both reported better than expected earnings and loan growth. In

--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 1/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Class A shares received three stars for both the three- and one-year periods. The Class A shares were rated among 1,858 and 2,990 domestic equity funds for the three- and one-year periods, respectively. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B shares have not been rated. Class B shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are five Morningstar categories (domestic equity, international equity, fixed income, municipal and hybrid). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

addition, these companies benefited from continuing industry consolidation, with First USA performing particularly well after Banc One announced that it was acquiring the company. Two of the fund's commercial bank holdings, BankAmerica Corp. and NationsBank Corp., appreciated due to successful cost cutting, strong earnings growth and aggressive capital management, and PartnerRe Holding Ltd., a worldwide provider of catastrophe reinsurance, rose on strong earnings.

 .    Several of our technology holdings also performed well. During the first half of the period, we increased the fund's positions in Intel Corp., the dominant microprocessor manufacturer, and Compaq Computer Corp., the world's largest manufacturer of personal computers, when their prices slumped because of concerns regarding slowing computer sales. This strategy significantly contributed to the fund's performance when computer sales were stronger than expected. We subsequently sold Compaq Computer when it reached our target price but continue to hold Intel, which more than tripled in price during the period.

 .    Consolidation in the defense industry helped two of the fund's long-
standing investments in that sector. McDonnell Douglas Corp. climbed over 50% after the announcement of its proposed merger with Boeing Co., and Northrop Grumman Corp. was buoyed by its purchase of Westinghouse Electric Corp.'s defense electronics businesses.

Specific Paper, Airline and Insurance Stocks Lagged

     Not all of the fund's holdings fulfilled our expectations. For example, Georgia-Pacific Corp., a manufacturer of paper products, suffered from an industry oversupply and a consequent decline in paper and pulp prices; AMR Corp., the holding company of American Airlines, was impacted by concerns regarding competition from discount carriers; and Integon Corp., a provider of automobile insurance, experienced a higher than expected increase in claims and lower earnings.

New Additions in Consumer Product Companies and Pharmaceuticals

     During the period, we initiated several positions that reflect our new emphasis on large-capitalization stocks with world-class franchises and/or strong brand names. For example, we added Procter & Gamble Co., one of the strongest marketers in the U.S. with a stable of brand name products, many of which hold number one or number two positions in their respective markets. Over the past decade, the company has achieved steady growth in revenues and earnings, exactly the type of consistent operating history that we favor. Another recent investment was Coca-Cola Co., a world-class company with four of the five leading carbonated soft drinks -- Coca-Cola, Diet Coke, Sprite and Fanta. With 80% of its business coming from abroad, we expect Coca-Cola's long-term earnings growth to continue as it further penetrates the emerging markets of China, India, Latin America, Southeast Asia, Eastern Europe and Russia.

     Other new positions included pharmaceutical companies Bristol-Myers
Squibb Co., Johnson & Johnson Co. and Pfizer, Inc., which are attractive because of their strong new product flow, huge free cash flow, earnings growth and essentially net debt-free balance sheets. We believe these companies are positioned to be major beneficiaries as the baby boomers age and require more health-related products and services over the coming decades.

Sales Included Several Investments in Cyclical Industries

     During the period, we sold Kirby Corp. and Trinity Industries after we lost confidence in their managements' attempts to improve their competitive positions, and cyclical stocks such as Quanex Corp. and Harnischfeger Industries, Inc. after they were unable to improve their profitability in difficult industry conditions. In contrast, we sold the fund's long-held position in Millipore Corp., an industrial filter producer, after it reached our target price.

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund (continued)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 10 Portfolio Holdings as of January 31, 1997

                                                        Percentage
                                                         of Total
 Company                       Line of Business         Net Assets
 First USA, Inc.               Financial Services          4.5%
 Intel Corp.                   Semiconductors and          4.3%
                                 Electronics
 NationsBank Corp.             Commercial Bank             3.4%
 Aetna Inc.                    Healthcare                  3.4%
                                 Management
 Texaco Inc.                   International               3.3%
                                 Integrated Oil
                                 Company
 BankAmerica Corp.             Commercial Bank             3.2%
 Tenet Healthcare Corp.        Hospitals                   3.0%
 Philip Morris Companies,      Tobacco and Food            3.0%
   Inc.                          Products
 Baxter International, Inc.    Medical Supplies            2.9%
 PartnerRe Ltd.                Insurance                   2.7%
--------------------------------------------------------------------

Outlook

           We believe that the global political and economic environments will continue to remain favorable for the financial markets. In our opinion, the outlook for the U.S. stock market is attractive, as we expect it to continue to benefit from low inflation, moderate growth and high levels of consumer confidence. In addition, we anticipate that the equity market will continue to be buoyed as baby boomers increase their savings and 401(k) investment plans grow. To enhance the fund's ability to benefit from the positive investing climate, we expect to continue to diversify the portfolio among industry sectors and increase its holdings of large-cap stocks, with the intention of both providing favorable long-term returns and reducing portfolio risk.

           We want to emphasize that investing is a marathon, not a sprint. Notwithstanding the excellent performance the fund has recently experienced, we have a long-term investment horizon. In a nutshell, we hope to be able to purchase great companies with attractive business characteristics and favorable long-term outlooks, and then patiently hold them for an extended period of time so that their growth compounds.


/s/ Herbert E. Ehlers

Herbert E. Ehlers
Senior Portfolio Manager,
U.S. Active Equity Growth


/s/ Robert G. Collins

Robert G. Collins
Portfolio Manager,

U.S. Active Equity Growth


/s/ Gregory H. Ekizian

Gregory H. Ekizian
Portfolio Manager,
U.S. Active Equity Growth

March 3, 1997

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund
January 31, 1997

-------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                           [LINE GRAPH APPEARS HERE]

                           GS Capital Growth    GS Capital Growth
                               Class A              Class A
                           (w/sales charge)     (no sales charge)    S&P 500
                           -----------------    -----------------    -------
4/20/90                         9,450                 10,000          10,000
1/31/91                         9,529                 10,084          10,552
1/31/92                        12,322                 13,040          12,946
1/31/93                        14,542                 15,388          14,316
1/31/94                        16,998                 17,987          16,160
1/31/95                        16,254                 17,200          16,246
1/31/96                        21,203                 22,437          22,528
1/31/97                        26,726                 28,282          28,460

                                    Class B

                           [LINE GRAPH APPEARS HERE]

                              GS Capital Growth   GS Capital Growth
                                   Class B             Class B
                             (no redemp. charge)  (w/redemp. charge)  S&P 500
                             -------------------  ------------------  -------
5/1/96                            $10,000              $10,000        $10,000
1/31/97                            11,939               11,439         12,218

                                ----------------------------------------------
                                           Average Annual Total Return
                                ----------------------------------------------
                                  One Year     Five Year  Since Inception/(a)/
------------------------------------------------------------------------------
Class A, no sales charge           25.97%        16.73%        16.54%
------------------------------------------------------------------------------
Class A, w/sales charge            19.04%        15.42%        15.57%
------------------------------------------------------------------------------
Class B, no redemption charge       N/A           N/A          19.39%/(b)/
------------------------------------------------------------------------------
Class B, w/redemption charge        N/A           N/A          14.39%/(b)/
------------------------------------------------------------------------------

/(a)/Class A and Class B shares commenced operations on April 20, 1990 and
     May 1, 1996, respectively.
/(b)/An aggregate total return (not annualized) is shown instead of an average annual total return since this class has not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Capital Growth Fund
January 31, 1997

--------------------------------------------------------------------


--------------------------------------------------------------------

Shares           Description                                   Value
====================================================================
Common Stocks--98.9%
Advertising & Marketing--1.8%
 888,900         Valassis Communications, Inc.*       $  16,333,538
--------------------------------------------------------------------
Airlines--1.5%
 176,500         AMR Corp.*                              14,208,250
--------------------------------------------------------------------
Auto/Original Equipment Manufacturer--1.6%
 391,900         Lear Corp.*                             14,647,262
--------------------------------------------------------------------
Banks--6.6%
 263,700         BankAmerica Corp.                       29,435,512
 291,500         NationsBank Corp.                       31,482,000
--------------------------------------------------------------------
                                                         60,917,512
--------------------------------------------------------------------
Beverages--2.1%
 155,100         Coca Cola Co.                            8,976,413
 293,800         Pepsico, Inc.                           10,246,275
--------------------------------------------------------------------
                                                         19,222,688
--------------------------------------------------------------------
Commercial Services--0.9%
 226,500         Ecolab Inc.                              8,380,500
--------------------------------------------------------------------
Communications Technology--1.7%
 290,860         Lucent Technologies, Inc.               15,779,155
--------------------------------------------------------------------
Construction/Environmental Services--2.0%
 497,500         WMX Technologies, Inc.                  18,220,938
--------------------------------------------------------------------
Consumer Staples--4.0%
 150,800         Avon Products Inc.                       9,462,700
 109,000         Gillette Co.                             8,883,500
 160,940         Procter & Gamble Co.                    18,588,570
--------------------------------------------------------------------
                                                         36,934,770
--------------------------------------------------------------------
Defense--3.2%
 226,800         McDonnell Douglas Corp.                 15,252,300
 187,500         Northrop Grumman Corp.                  14,648,438
--------------------------------------------------------------------
                                                         29,900,738
--------------------------------------------------------------------
Electric Utilities--1.6%
 669,400         Long Island Lighting Co.                15,228,850
--------------------------------------------------------------------
Electrical Equipment Manufacturer--1.0%
 89,400          General Electric Co.                     9,208,200
--------------------------------------------------------------------
Electronics & Semiconductors--1.5%
 219,700         Avnet Inc.                              13,593,937
--------------------------------------------------------------------
Food--1.8%
 186,500         Nabisco Holdings Corp.                   7,133,625
 160,480         William Wrigley Jr. Co.                  9,327,900
--------------------------------------------------------------------
                                                         16,461,525
--------------------------------------------------------------------
Forest Products--2.2%
 273,500         Georgia Pacific Corp.                   20,136,437
--------------------------------------------------------------------
Health Suppliers/Services--8.4%
 589,600         Baxter International, Inc.              27,195,300
 477,500         Fisher Scientific International, Inc.   20,950,312
 176,400         Johnson & Johnson                       10,165,050
 277,600         Perkin-Elmer Corp.                      19,397,300
--------------------------------------------------------------------
                                                         77,707,962
--------------------------------------------------------------------
Healthcare Management--8.5%
 395,760         Aetna Inc.                              31,265,040
 487,650         Columbia HCA Healthcare                 19,262,175
 1,021,400       Tenet Healthcare Corp.*                 27,577,800
--------------------------------------------------------------------
                                                         78,105,015
--------------------------------------------------------------------
Hotels & Restaurants--1.0%
 169,720         Marriott International, Inc.             9,016,375
--------------------------------------------------------------------
Information Management--1.9%
 241,000         First Data Corp.                         8,676,000
 135,670         Reuters Holdings Corp. ADR               8,665,921
--------------------------------------------------------------------
                                                         17,341,921
--------------------------------------------------------------------
Insurance-Property and Casualty--3.2%
 356,650         Integon Corp.                            4,948,519
 703,800         PartnerRe Holding Ltd.                  24,984,900
--------------------------------------------------------------------
                                                         29,933,419
--------------------------------------------------------------------
Integrated Oil--6.7%
 68,700          Amoco Corp.                              5,976,900
 52,700          Atlantic Richfield Co.                   6,969,575
 90,900          Mobil Corp.                             11,930,625
 41,200          Royal Dutch Petroleum ADR                7,148,200
 284,800         Texaco, Inc.                            30,153,200
--------------------------------------------------------------------
                                                         62,178,500
--------------------------------------------------------------------
Logistics/Rails--1.6%
 556,900         Canadian Pacific Ltd.                   15,105,912
--------------------------------------------------------------------


--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

Shares           Description                                  Value
--------------------------------------------------------------------
Common Stocks (continued)
Media Content--4.6%
 166,200         Gaylord Entertainment Co.            $   4,258,875
 261,800         Knight Ridder, Inc.                     10,046,575
 530,700         Telecommunication Liberty
                 Media Group*                            10,083,300
 237,610         Time Warner Inc.                         9,147,985
 130,400         Walt Disney Co.                          9,551,800
--------------------------------------------------------------------
                                                         43,088,535
--------------------------------------------------------------------
Packaging--1.6%
 614,000         Owens Illinois Corp.*                   14,582,500
--------------------------------------------------------------------
Pharmaceuticals--2.3%
 90,500          Bristol Myers Squibb                    11,493,500
 104,300         Pfizer, Inc.                             9,686,863
--------------------------------------------------------------------
                                                         21,180,363
--------------------------------------------------------------------
Retail Trade--1.0%
 222,600         Walgreen Co.                             9,154,425
--------------------------------------------------------------------
Retail-Department Stores--2.1%
 658,400         Dillard Department Stores, Inc.         19,669,700
--------------------------------------------------------------------
Security and Commodity Brokers, Dealers and Services--2.0%
 571,000         Lehman Brothers Holdings, Inc.          18,057,875
--------------------------------------------------------------------
Semiconductors & Electronics--4.3%
 247,000         Intel Corp.                             40,075,750
--------------------------------------------------------------------
Specialty Finance & Agency--8.6%
 345,300         Federal National Mortgage Assn.         13,639,350
 828,200         First USA, Inc.                         41,927,625
 683,925         MBNA Corp.                              23,595,413
--------------------------------------------------------------------
                                                         79,162,388
--------------------------------------------------------------------
Specialty Retail--1.0%
 311,900         Service Corp. International              9,045,100
--------------------------------------------------------------------
Technology Capital Goods--1.5%
 286,400         Applied Materials Inc.*                 14,141,000
--------------------------------------------------------------------
Tire & Other Related Rubber Products--2.1%
 362,400         Goodyear Tire & Rubber Co.              19,750,800
--------------------------------------------------------------------
Tobacco--3.0%
 229,400         Philip Morris Companies, Inc.           27,269,925
--------------------------------------------------------------------
Total Common Stocks
   (Cost $661,066,240)                                $ 913,741,765
--------------------------------------------------------------------
--------------------------------------------------------------------
 Principal
 Amount        Description                                     Value
====================================================================
 Repurchase Agreement--2.0%
 $18,300,000   Joint Repurchase Agreement Account
               5.63%, 02/03/97                        $  18,300,000
--------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $18,300,000)                                 $  18,300,000
--------------------------------------------------------------------
Total Investments
   (Cost $679,366,240)(a)                             $ 932,041,765
--------------------------------------------------------------------
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                        $ 255,377,138
   Gross unrealized loss for investments in
      which cost exceeds value                           (3,163,091)
--------------------------------------------------------------------
   Net unrealized gain                                $ 252,214,047
====================================================================

 *  Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $679,827,718.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
----------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund

----------------------------------------------------------------------

Objective and Investment Approach

           The Goldman Sachs Small Cap Equity Fund's objective is long-term capital appreciation, primarily through investments in equity securities of U.S. companies with market capitalizations of $1 billion or less. The fund is managed using a "business value" approach to investing, which means we look for attractive companies with high or improving returns on capital that we believe can achieve solid, sustainable growth, as well as generate free cash after investing for future growth. This approach differs markedly from many emerging growth small-cap funds that invest in companies with high price-to-earnings multiples solely on the basis of rapid, but frequently unsustainable, growth rates. Using our own rigorous fundamental research, which includes meeting with a company's management and examining a company's competitors, customers and suppliers, we build the fund's portfolio one stock at a time.

Performance Review:  Class A Shares Outperformed the Benchmark and the S&P 500


--------------------------------------------------------------------
                                    Fund Total Return    Russell
                                      (based on net    2000 Total
                                       asset value)       Return
                                       -----------        ------
 Class A  (1/31/96 - 1/31/97)*            27.28%          18.95%
 Class B  (5/1/96 - 1/31/97)*              5.39%           7.32%
--------------------------------------------------------------------

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B shares is a cumulative total return (not annualized) from their inception through the end of the period.

        During the period under review, small-cap stocks achieved strong returns but still underperformed large-cap stocks. Small-caps began the period on a strong note, outpacing large-caps from February through May, then gave up their early lead during June and July when the market experienced a sharp correction. While both large-cap and small-cap stocks sold off, small-caps were particularly hard hit. During the latter half of the period, the market surged to record highs, but small-caps trailed their larger peers as investors rushed to participate in the rising market, but hedged their bets by sticking with the largest, most liquid stocks.

        Despite the small-cap sector's waning momentum, we are pleased to report that the fund's Class A shares returned 27.28% (at net asset value), outperforming both its benchmark, the Russell 2000 index (18.95%), and the large-cap S&P 500 stock index (26.25%). In addition, the fund's Class A shares placed in the top third of the Lipper small-company growth fund category (ranking 129th out of 394) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Lipper did not rank the fund's Class B shares.) The fund's Class B shares also achieved positive returns, but did not fare as well because their inception coincided with the start of a more difficult market environment for small-cap stocks.

        The fund's performance was especially strong during the first half of the period, when a number of its long-held investments performed well. These positions included some companies that had experienced temporary difficulties and rebounded on improving fundamentals, as well as companies that had been relatively undiscovered and garnered increased investor awareness due to continued strong earnings gains. The fund also performed better than the broader market during the summer correction, when expensive, momentum-type stocks were hit harder than those with inexpensive valuations, which the fund typically emphasizes. In contrast, during the second half of the period, stocks with momentum characteristics rebounded, while the types of stocks that the fund stresses did not perform as strongly. In addition, the fund experienced price corrections in several holdings due to earnings volatility.

        The fund's top performers during the period came from a wide variety of industries, with Black Box Corp. and Morningstar Group, Inc. contributing significantly to overall results. Black Box Corp., a catalog marketer of

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
communications and networking products, was the fund's largest holding in the beginning of the period and climbed substantially as it continued to achieve record revenues and profits due to successful direct marketing efforts and new product introductions. The position in Black Box was then sold after it reached our target price. Morningstar Group, Inc., a manufacturer of specialty foods, was the fund's eighth largest holding at the start of the period and nearly tripled in price when it consolidated its market position through internal growth, new product introductions and several attractive acquisitions. The fund has held Morningstar Group for over four years; it is a good example of our willingness to hold strong businesses until the market recognizes their true value.

        Other strong performers included American Safety Razor Co., the leading U.S. manufacturer of private-brand and value-priced shaving blades, which benefited from internal profit enhancement efforts and particularly strong sales of its branded and private-label shaving and personal care products; Movado Group, Inc., the owner of the Movado, Concord and Esquire watch brands, which rebounded due to significant sales growth, new licensing agreements and increased analyst coverage; J. Baker, Inc., a diversified retailer of footwear and apparel, which announced its intention to sell its shoe division in order to focus its resources on its successful "Casual Male Big & Tall" stores; and Nimbus CD International, Inc., a CD and CD-ROM manufacturer that we sold after it rose sharply due to high investor expectations of future DVD (digital video disk) demand. Finally, several financial holdings performed well, such as Horace Mann Educators Co., a provider of property, casualty and life insurance for the educator market, and Terra Nova Bermuda Holdings, a worldwide provider of property casualty insurance and reinsurance.

        Not all of the fund's holdings fulfilled our expectations. Several stocks were hurt by disappointing earnings, although we continue to believe in their long-term prospects. For example, Landstar System, Inc. experienced weakness when the restructuring of its trucking operations from a fixed cost to a variable cost business took longer than expected. In addition, Central Maine Power Co. was impacted by uncertainty in the regulatory environment, and Alpine Lace Brands, Inc., a developer and marketer of cheese products, declined due to an increase in commodity cheese prices. We took advantage of lower prices and increased the fund's positions in all three stocks. In contrast, we liquidated two other underperformers, Musicland Stores Corp. and Levitz Furniture Inc., because their fundamental businesses continued to deteriorate.

Recent Additions

        During the period, we initiated a number of positions that have already contributed to performance. These included Linens 'N Things, Inc., a retailer of home accessories, which was attractively valued versus its key competitor, Bed, Bath and Beyond, and has significant store expansion and margin improvement potential, and Sun Healthcare Group, Inc., a well-managed owner/operator of nursing homes with attractive long-term growth potential. Though Sun Healthcare Group has been temporarily impacted by a government investigation of one of its subsidiaries, we believe this issue is fully reflected in the current stock price. In the technology sector, we added DecisionOne Holdings Corp., the leading independent provider of computer hardware and maintenance support services to U.S. companies. We intend to continue to focus on technology-related service providers and distributors that we believe are positioned to benefit from the expected long-term growth of the sector but are not dependent on the success of any single product or service.

        Other new investments were APS Holding Corp., a distributor of automotive parts, which was depressed by industry- and company-specific issues that we believe to be temporary, and Friedman's, Inc., a retailer of inexpensive jewelry with significant expansion potential and a very low-cost operating strategy. We also added two specialty insurance companies, SCPIE Holdings, Inc. and Symon's International Group, Inc.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund (continued)

--------------------------------------------------------------------------------
Sales Included Several Financial Holdings

        The fund sold several stocks after they appreciated and reached our target prices. These included a number of financial holdings, such as Greenpoint Financial Corp., the leading national lender of "no-documentation--low-documentation" mortgages; Dime Bancorp, Inc., the fifth largest thrift in the U.S.; and Western National Corporation, a marketer of annuity products.


--------------------------------------------------------------------
 Top 10 Portfolio Holdings as of January 31, 1997
                                                     Percentage of
                                                       Total Net
 Company                        Line of Business         Assets
 Movado Group, Inc.             Luxury and                5.6%
                                  Affordable Watch
                                  Distributor

 DecisionOne Holdings Corp.     Computer Support          4.9%
                                  Provider

 Sun Healthcare Group, Inc.     Healthcare Services       3.9%
 APS Holding Corp.              Automotive Parts          3.6%
                                  Distributor

 Mariner Health Group, Inc.     Healthcare Services       3.6%
 Groupe AB                      Television                3.5%
                                  Programming
                                  Distributor

 Friedman's, Inc.               Jewelry Retailer          3.5%
 J. Baker, Inc.                 Specialty Apparel         3.5%
 Heritage Media Corp.           Marketing Services        3.4%
                                  Provider
 Linens 'N Things, Inc.         Home Products             3.1%
                                  Retailer
--------------------------------------------------------------------

Outlook

        One of the key factors that will affect equity performance during 1997 will be the continuation of the favorable economic environment of moderate growth and low inflation, which would ensure that both the corporate earnings outlook and the interest rate climate remain hospitable. Small-capitalization stocks as a group currently appear undervalued relative to large-cap stocks and to their own expected earnings potential. We believe that corporate earnings growth will slow somewhat in 1997, and to the extent that smaller companies can achieve better earnings growth than larger companies, they should perform relatively well. The performance of small-caps will particularly depend on investors broadening their focus from the largest, most liquid stocks to smaller, less widely followed issues. We are optimistic regarding the fund's future performance based on the strong earnings growth and the free cash flow we expect from many of our top holdings, as well as from new investments.

/s/ Paul D. Farrell

Paul D. Farrell
Senior Portfolio Manager,
U.S. Active Equity Value

/s/ Matthew B. McLennan

Matthew B. McLennan
Assistant Portfolio Manager,
U.S. Active Equity Value

/s/ Timothy G. Ebright

Timothy G. Ebright
Portfolio Manager,
U.S. Active Equity Growth

March 3, 1997

--------------------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund
January 31, 1997


-------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmarks (the Standard and Poor's 500 Index ("S&P 500") and the Russell 2000) are shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                           [LINE GRAPH APPEARS HERE]

               GS Small Cap Class A   GS Small Cap Class A            Russell
                 (w/sales charge)       (no sales charge)    S&P 500    2000
               --------------------   ---------------------  -------  -------
10/22/92            $ 9,450                  10,000          $10,000  $10,000
 1/31/93             11,138                  11,786           10,655   11,733
 1/31/94             14,494                  15,337           12,027   13,914
 1/31/95             11,953                  12,649           12,091   13,078
 1/31/96             12,813                  13,559           16,768   17,010
 1/31/97             16,320                  17,270           21,183   20,242

                                    Class B

                           [LINE GRAPH APPEARS HERE]

               GS Small Cap Class B  GS Small Cap Class B            Russell
               (no redemp. charge)    (w/redemp. charge)    S&P 500   2000
               --------------------  --------------------   -------  -------
5/1/96              $10,000               $10,000           $10,000  $10,000
1/31/97              10,539                10,039            12,218   10,732

                                  -----------------------------------------
                                        Average Annual Total Return
                                  -----------------------------------------
                                       One Year        Since Inception/(a)/
  -------------------------------------------------------------------------
  Class A, no sales charge              27.28%                13.61%
  -------------------------------------------------------------------------
  Class A, w/sales charge               20.27%                12.12%
  -------------------------------------------------------------------------
  Class B, no redemption charge           N/A                  5.39%/(b)/
  -------------------------------------------------------------------------
  Class B, w/redemption charge            N/A                  0.39%/(b)/
  -------------------------------------------------------------------------

/(a)/ Class A and Class B shares commenced operations on October 22, 1992 and May 1, 1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since this class has not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund
January 31, 1997

--------------------------------------------------------------------



Shares           Description                                  Value
====================================================================
Common Stocks--92.5%
--------------------------------------------------------------------
Auto/Original Equipment Manufacturer--3.6%
 777,200         APS Holding Corp.*                   $   7,869,150
--------------------------------------------------------------------
Commercial Products--2.4%
 211,000         Figgie International, Inc. Class A*      2,611,125
 231,400         Figgie International, Inc. Class B*      2,487,550

--------------------------------------------------------------------
                                                          5,098,675
--------------------------------------------------------------------
Commercial Services--1.0%
 539,200         Opinion Research Corp.*                  2,022,000
--------------------------------------------------------------------
Computers & Peripherals--7.5%
 598,700         DecisionOne Holdings Corp.*             10,477,250
 467,100         Multiple Zones International, Inc.*      5,605,200

--------------------------------------------------------------------
                                                         16,082,450
--------------------------------------------------------------------
Consumer Staples--3.8%
 270,700         American Safety Razor Co.*               3,958,987
 389,400         Spartech Corp.                           4,234,725
--------------------------------------------------------------------
                                                          8,193,712
--------------------------------------------------------------------
Electric Utilities--2.2%
 433,900         Central Maine Power Co.                  4,827,137
--------------------------------------------------------------------
Electrical Equipment--2.3%
 240,100         Carbide/Graphite Group*                  5,012,087
--------------------------------------------------------------------
Food--2.3%
 374,600         Alpine Lace Brands, Inc.*                2,341,250
 109,000         Morningstar Group, Inc.*                 2,588,750
--------------------------------------------------------------------
                                                          4,930,000
--------------------------------------------------------------------
Healthcare Management--9.0%
 20,100          Health Systems International, Inc.*        520,088
 798,000         Mariner Health Group, Inc.*              7,780,500
 517,100         Sun Healthcare Group, Inc.*              8,402,875
 146,200         Trigon Healthcare, Inc.*                 2,595,050
--------------------------------------------------------------------
                                                         19,298,513
--------------------------------------------------------------------
Home Furnishing & Services--2.9%
 221,500         Congoleum Corp.*                         3,156,375
 160,900         Synthetic Industries, Inc.*              3,036,988
--------------------------------------------------------------------
                                                          6,193,363
--------------------------------------------------------------------
Insurance Specialty--1.6%
 63,100          Old Republic International Corp.         1,695,812
 83,900          Scpie Holdings, Inc.*                    1,761,900
--------------------------------------------------------------------
                                                          3,457,712
--------------------------------------------------------------------
Insurance-Life--0.3%
 36,000          AmerUs Life Holdings, Inc.*                711,000
--------------------------------------------------------------------
Insurance-Property and Casualty--6.0%
 50,500          Horace Mann Educators Co.                2,158,875
 206,500         IPC Holdings Ltd.                        4,943,094
 92,200          Symons International Group*              1,475,200
 215,800         Terra Nova Bermuda Holdings              4,262,050
--------------------------------------------------------------------
                                                         12,839,219
--------------------------------------------------------------------
Leisure--1.0%
 210,700         Trump Hotels & Casino Resorts,
                 Inc.*                                    2,212,350
--------------------------------------------------------------------
Media Content--9.0%
 596,300         Groupe AB SA ADR*                        7,602,825
 609,800         Heritage Media Corp.*                    7,393,825
 432,300         International Post Ltd.*                 1,729,200
 324,200         Platinum Entertainment, Inc.*            2,674,650
--------------------------------------------------------------------
                                                         19,400,500
--------------------------------------------------------------------
Metal Products--0.5%
 57,200          Doncasters Plc ADR*                      1,122,550
--------------------------------------------------------------------
Packaging--0.7%
 88,100          Shorewood Packaging Corp.*               1,596,813
--------------------------------------------------------------------
Real Estate--0.7%
 73,700          Insignia Financial Group, Inc.*          1,538,487
--------------------------------------------------------------------
Recreation Products--5.6%
 539,200         Movado Group, Inc.                      12,064,600
--------------------------------------------------------------------
Restaurants & Hotels--6.4%
 262,400         IHOP Corp.*                              6,461,600
 399,300         Mortons Restaurant Group, Inc.*          6,438,713
 40,000          Sonic Corp.*                               815,000
--------------------------------------------------------------------
                                                         13,715,313
--------------------------------------------------------------------
Retail Hardgoods--4.7%
 731,000         Brookstone Inc.*                         5,939,375
 290,700         Finlay Enterprises, Inc.*                4,287,825
--------------------------------------------------------------------
                                                         10,227,200
--------------------------------------------------------------------

--------------------------------------------------------------------



--------------------------------------------------------------------


Shares           Description                                  Value
====================================================================
Common Stocks (continued)
Specialty Retail--12.7%
 506,200         Friedmans, Inc.*                      $  7,593,000
 242,000         General Nutrition Companies, Inc.*       4,386,250
 1,500           Hibbett Sporting Goods, Inc.*               24,375
 1,100,400       J. Baker, Inc.                           7,565,250
 87,000          Leslies Poolmart, Inc.*                  1,141,875
 307,200         Linens N'Things, Inc.*                   6,758,400
--------------------------------------------------------------------
                                                         27,469,150
--------------------------------------------------------------------
Telephone Communications--0.3%
 15,400          Telephone & Data Systems, Inc.             587,125
--------------------------------------------------------------------
Textiles--1.6%
 87,800          Samsonite Corp.*                         3,468,100
--------------------------------------------------------------------
Trucking--2.3%
 207,100         Landstar Systems, Inc.*                  4,918,625
--------------------------------------------------------------------
Voice, Video and Data--2.1%
 263,200         Pegasus Communications,  Inc.*           3,224,200
 142,700         Rural Cellular Corp.*                    1,391,325
--------------------------------------------------------------------
                                                          4,615,525
--------------------------------------------------------------------
Total Common Stocks
   (Cost $194,261,908)                                 $199,471,356
====================================================================
Principal
Amount        Description                                     Value
====================================================================
Corporate Bond--0.2%
--------------------------------------------------------------------
$    500,000  J. Baker, Inc.
              7.0%, 06/01/02                           $    412,500
--------------------------------------------------------------------
Total Corporate Bond
   (Cost $498,387)                                     $    412,500
====================================================================
Repurchase Agreement--7.7%
--------------------------------------------------------------------
$16,600,000   Joint Repurchase Agreement Account
              5.63%, 02/03/97                          $ 16,600,000
--------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $16,600,000)                                  $ 16,600,000
====================================================================
Contracts     Description                                     Value
====================================================================
Options*--0.5%
 200           S&P 500 Index Put Strike 725
               exp. 03/97                              $     95,000
 351           S&P 500 Index Put Strike 700
               exp. 03/97                                    92,138
 560           S&P 500 Index Put Strike 750
               exp. 06/97                                   938,000
--------------------------------------------------------------------
Total Options
   (Cost $1,643,182)                                   $  1,125,138
====================================================================
Total Investments
   (Cost $213,003,477)/(a)/                            $217,608,994
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                         $ 31,335,604
   Gross unrealized loss for investments in
      which cost exceeds value                          (26,835,810)
--------------------------------------------------------------------
   Net unrealized gain                                 $  4,499,794
====================================================================

*   Non-income producing security.
/(a)/The aggregate cost for federal income tax purposes is $213,109,200.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs International Equity Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

           The Goldman Sachs International Equity Fund seeks long-term capital appreciation by investing in equity securities of companies organized or traded outside the U.S. that we believe have the potential to appreciate over the long term. The fund focuses on growing companies that are attractively valued and have strong, competitive positions in their respective industries. The fund's portfolio managers are based in London, Tokyo and Singapore and their knowledge of local markets plays an important role in uncovering investment opportunities. While the fund does not allocate assets across specific countries based on top-down economic or market forecasts, the portfolio managers strive to manage risk by remaining diversified by country and industry sector and by closely monitoring economic and political events in countries in which the fund does invest.

Economic and Market Overview: European Markets Were Strong Despite Weak Economies; Asia Faltered

           Economic growth was slower than expected in many countries during the period, prompting further monetary easing in much of Europe and continued very low short-term interest rates in Japan. European equity markets performed very well despite the growth shortfall, benefiting from an increased focus on improving shareholder value. The Japanese market declined significantly, while results in other Asian markets were mixed.

 . Europe. The economies of several European markets, such as the U.K., Norway and Ireland, strengthened during the period, but overall growth remained weak throughout most of Europe. A number of European countries attempted to stimulate their economies through monetary easing, but maintained tight fiscal policies in an effort to reduce their budget deficits enough to qualify for European Monetary Union. This strategy proved to be only modestly successful, as unemployment remained at record highs, particularly in Germany. Though the recovery was somewhat disappointing, European equity markets rose 26.6% during the period (as measured by the FT/S&P Actuaries Europe Index in terms of local currencies), fueled by low inflation, low interest rates and relatively strong bond markets. In addition, corporate profits improved, reflecting increased emphasis on cost cutting and restructuring. The equity markets of Finland, Spain and Sweden were among the strongest performers, while British stocks lagged much of Europe due to a strengthening currency (which made U.K. exports more expensive) and expectations of increases in short-term interest rates.

 . Japan. The Japanese economy strengthened during the period, but earnings growth fell short of expectations. For the 12-month period ended January 31, Japanese stocks (as measured by the TOPIX index in yen) declined 14.9%, with approximately half of the loss occurring in January 1997 alone. During the first half of the period, the Japanese market was bolstered by heavy demand from Europe and the U.S., but foreign investors subsequently became net sellers when the economic recovery softened and raised uncertainty surrounding the sustainability of corporate profits. The weaker corporate earnings outlook resulted in a conspicuous divergence between the performance of the largest international blue-chip stocks and the rest of the market, particularly in the third quarter. Lackluster investor sentiment was further exacerbated at the end of the year due to increased pessimism that the Liberal Democratic Party (LDP) government's higher taxes and scant spending on public works would dampen the economy.

 . Asia (ex-Japan). Asian stock markets rose 2.4% during the period, as measured by the MSCI All Country Asia Free (Ex Japan) Index (in terms of local currencies). Asian markets began the period on a strong note, but several markets faltered during the spring and summer due to a host of issues. These included political uncertainty arising from national elections in several Asian countries as well as slowing economic growth throughout the region, principally due to weak electronics exports. From
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
September 1996 through January 1997, the region generally improved due to stronger corporate earnings and stabilizing exports. The performance of the individual markets varied widely. Malaysia was one of the region's best performing markets during the period under review, rising 18.4%; Hong Kong, the largest market in the region, performed well with a 12.0% return; and Thailand was by far the weakest market, declining 45.3% (all in local currency terms).

Performance Review: Security Selection, Country Allocations and Industry Weightings All Contributed to Strong Performance

------------------------------------------------------------------------------
                                                  Fund Total      FT/S&P
                                                    Return       Actuaries
                                                   (based on     Europe &
                                                  net asset   Pacific Index
                                                    value)     Total Return
                                                    ------     ------------
 Class A  (1/31/96 - 1/31/97)*                      13.48%         1.27%
 Class B  (5/1/96 - 1/31/97)*                        2.83%        -4.22%
 Institutional (2/7/96 - 1/31/97)*                  12.53%         0.53%
 Service (3/6/96 - 1/31/97)*                        10.42%         0.86%
------------------------------------------------------------------------------

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B, Institutional and Service shares is a cumulative total return (not annualized) from their inception through the end of the period.

           The fund performed extremely well during the period under review, with all of its share classes outperforming the benchmark, the Financial Times/S&P Actuaries Europe & Pacific Index ("Europac") unhedged. Europac is a capitalization-weighted composite of approximately 1,500 stocks from 23 countries in Europe and the Asia-Pacific region and is calculated on a monthly basis. We are also pleased to note that the fund's Class A shares placed in the top third of the Lipper international fund category (ranking 93rd out of 342) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Lipper did not rank the fund's Class B, Institutional or Service shares.)

           The primary driver of the fund's superior performance was successful stock selection, as we continued to focus on growing companies that actively increased shareholder value through actions such as cost cutting, share buybacks or restructuring. In addition, country allocations that worked in the fund's favor were its overweighting in Sweden, one of the strongest performing markets during the period, and its underweighting in Japan, one of the weakest, each the result of our bottom-up approach to stock selection. The fund's industry allocations also added value. The fund was overweighted in business services and diversified consumer goods/services, which were among the best performing sectors, and underweighted in financial services and basic industries, which performed relatively poorly.

           In terms of currency exposure, though the fund's neutral exposure is unhedged, it was substantially hedged against the yen, which benefited performance significantly when the yen continued to fall against the dollar. In addition, the fund was partially hedged against some European currencies, such as the Deutsche mark and the Swiss franc, which worked in its favor when the dollar rose against those currencies.

           The fund's Class B shares outperformed the benchmark by a wide margin, but their performance was not as strong as the other share classes because they began operations in May, after equity prices had already risen significantly.

Portfolio Composition: A Widely Diversified Portfolio

           As of January 31, 1997, the fund held positions in 56 companies based in 16 countries. In terms of total portfolio assets, the five largest country exposures were Japan (27.3%), the U.K. (12.6%), Germany (7.1%), Sweden (7.0%) and Switzerland (6.8%).

Europe. At the end of the period, the portfolio's 53.0% allocation in European stocks was in line with that of the benchmark (54.1%). In general, growth stocks led the
--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs International Equity Fund (continued)


--------------------------------------------------------------------------------
market during the period. Many of the fund's European holdings were growth-oriented stocks that benefited from positive earnings surprises and successful efforts by senior management to enhance equity returns and shareholder value. Several of the portfolio's longer term European holdings were, once again, among its strongest performers. Securitas (Sweden), the largest security services company in Europe, more than doubled during the period, boosted by earnings from companies it acquired in Germany, France and Portugal. Fresenius (Germany), a major producer of medical supplies, rose over 140% as it merged its global kidney dialysis division with W. R. Grace's National Medical Center healthcare subsidiary and spun off the resulting business, Fresenius Medical Care. Ericsson (Sweden), one of the world's leading suppliers of mobile telephones and infrastructure, rebounded from weakness early in the period when it achieved very good earnings, which reassured investors that it was not suffering from margin pressure or weak mobile telephone orders. Other strong performers were Randstad Holdings (Netherlands), the leading temporary help organization in its market, which reported healthy sales and earnings as its business continued to expand, and Comptoirs Modernes (France), a supermarket chain operator, which gained market share in France and made important acquisitions in Spain.

           Several of the fund's newer additions also contributed to its positive results. These included two pharmaceutical companies: Hoechst (Germany), whose acquisition and restructuring plans indicate a commitment to improving shareholder value, and Novartis (Switzerland), which was formed through the merger of Ciba-Geigy and Sandoz and is expected to benefit from significant cost reductions as well as new product development. Other significant new positions that performed well were SGS Thomson (France), one of the 10 largest semiconductor manufacturers in the world, which operates in the high-value-added, application-specific sector of the market, and Telecom Italia Mobile (Italy), the leading mobile telephone operator in Italy, which generates strong cash flow and is extremely profitable.

Japan. Approximately 27% of the fund was invested in Japan, which was underweighted relative to the benchmark (32.1%). The fund's Japanese stocks fared better than the market, as we avoided banks and brokerages, two of the weakest industries. We invested in companies with relatively robust earnings visibility and good valuations, particularly favoring management that improved cost competitiveness and strengthened their core business. The fund's best performing Japanese stocks were TDK Corp., an electronic components manufacturer that reported better than expected earnings due to strong sales of personal computer-related components; Hoya Corp., an optical glass manufacturer that aggressively restructured its operations and successfully diversified its business so that it now dominates the glass magnetic disc market; and Mirai Industry, a market leader in electric cables, pipes and other electric wiring that introduced new products and cut costs. In contrast, Kyocera Corp., an electronics components manufacturer, reported disappointing results due to increased competition in the semiconductor and communication equipment businesses. A new addition was Takeda Chemical Industry, the largest pharmaceutical company in Japan, where aggressive new management initiatives rapidly expanded overseas sales and improved the profitability of its prescription drug business.

Asia-Pacific. Asia, a 13.5% allocation (excluding Japan), was slightly overweighted compared with the benchmark's 10.7%, with Hong Kong representing the largest country position at 6.7% of the portfolio. For most of the period, the fund was overweighted in Malaysia, Hong Kong and Australia, which were three of the better performing Asian markets. Though the performance of some of the other markets fell short of expectations, our stock selection within the region worked in the fund's favor. Several of the fund's top performers were financial stocks, including Commerce Asset-Holdings, the fifth largest financial group in Malaysia, which benefited from its merchant banking operations and strong loan growth, and HSBC Holdings, a Hong Kong-based banking and financial services organization, which reported strong results due to its dominant market position. New holdings include Australia & New Zealand Bank Group, a bank that is positioned to benefit from the potential deregulation in Australia's financial services sector, and Asia Satellite Telecommunications Holdings Ltd., a
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
leading satellite owner and operator in the Asia-Pacific region that owns prime orbital slots that are expected to result in high utilization rates and fees.

--------------------------------------------------------------------
 Top 10 Portfolio Holdings as of January 31, 1997
                                                       Percentage
                                                        of Total
 Company            Country        Line of Business    Net Assets
 HSBC Holdings      Hong Kong      Banking and            3.0%
                                     Finance

 Novartis           Switzerland    Pharmaceuticals        3.0%

 Fresenius          Germany        Kidney Dialysis        2.4%
                                     Equipment

 TDK Corp.          Japan          Tape and Disc          2.4%
                                     Manufacturer

 Telecom Italia     Italy          Mobile Tele-           2.4%
   Mobile                            communications
                                     Operator

 Canon, Inc.        Japan          Office Equipment       2.4%
                                     Manufacturer

 Adecco             Switzerland    Temporary Help         2.4%
                                     Services

 Adidas             Germany        Sporting Goods         2.4%
                                     Manufacturer

 Hoechst            Germany        Chemical and           2.3%
                                     Drug
                                     Manufacturer

 Hoya Corp.         Japan          Optical Glass          2.3%
                                     Manufacturer
--------------------------------------------------------------------

Outlook

           In the near term, we expect most international economies to continue to experience moderate growth and subdued inflation. We are particularly positive on the prospects for the European markets in 1997, where we expect a modest acceleration in economic growth and a continuation of healthy corporate earnings growth helped by cost cutting as well as restructuring initiatives.

           We are currently most concerned about Japan. Despite the sharp correction, we expect to remain underweighted in the Japanese market because of our negative view of the banking sector and only modest earnings recoveries in nonmanufacturing sectors. Lack of investor confidence in the government's commitment to deregulation, as well as simultaneous weakness in the bond and currency markets, have all impacted market sentiment. In this state of uncertainty, superior stock selection will be essential, and we intend to emphasize companies with clear earnings visibility, strong management and attractive valuations. Despite the generally poor conditions, the earnings for the fund's Japanese holdings are above expectations and are being upgraded. In non-Japan Asia, corporate earnings reports have been mixed, but we believe improved political stability and export growth should help stocks in 1997.

           Finally, we are pleased to report that we have expanded our international equity team in all geographic regions to support our effort to seek out the most promising companies around the world.

/s/ Roderick D. Jack

Roderick D. Jack
Senior Portfolio Manager, London

/s/ Marcel Jongen

Marcel Jongen
Senior Portfolio Manager, London

/s/ Shogo Maeda

Shogo Maeda
Senior Portfolio Manager, Tokyo

/s/ Warwick M. Negus

Warwick M. Negus
Senior Portfolio Manager, Singapore

March 3, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs International Equity Fund
January 31, 1997

--------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and Class B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Financial Times-Actuaries World Euro-Pacific Index Unhedged ("FT Euro-Pac (Unhedged)/(b)/) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                     Class A

                            [LINE GRAPH APPEARS HERE]

               GS Intl Eq          GS Intl Eq
                 Class A             Class A         FT Euro-Pac    Ft Euro-Pac
            (w/sales charge)    (no sales charge)     (Comb )(b)     (Unhedged)
            ----------------    -----------------    -----------    -----------
12/1/92           9,450              10,000            10,000          10,000
1/31/93           9,566              10,123            10,063          10,055
1/31/94          12,066              12,768            13,498          14,399
1/31/95          10,058              10,643            12,119          13,902
1/31/96          12,942              13,695            13,983          16,039
1/31/97          14,961              15,546            14,160          16,243
                             Class B

                    [LINE GRAPH APPEARS HERE]

               GS Intl Eq          GS Intl Eq
                 Class B             Class B         FT Euro-Pac
            (w/sales charge)    (no sales charge)    (Unhedged)
            ----------------    -----------------    -----------
5/1/96           10,000              10,000            10,000
1/31/97          10,283               9,783             9,578
                 Institutional

           [LINE GRAPH APPEARS HERE]

              GS Intl Equity       FT Euro-Pac
            Institutional Class    (Unhedged)
            -------------------    -----------
2/7/96           10,000              10,000
1/31/97          11,253              10,053

                    Service

           [LINE GRAPH APPEARS HERE]

              GS Intl Equity       FT Euro-Pac
              Service Class        (Unhedged)
              --------------       -----------
3/6/97           10,000              10,000
1/31/97          11,042              10,086

                                      ----------------------------------------
                                             Average Annual Total Return
                                      ----------------------------------------
                                             One Year       Since Inception/(a)/
-------------------------------------- ------------------- --------------------
Class A, no sales charge                     13.48%              11.15%
-------------------------------------- ------------------- --------------------
Class A, w/sales charge                       7.26%               9.66%
-------------------------------------- ------------------- --------------------
Class B, no redemption charge                  N/A                2.83% /(c)/
-------------------------------------- ------------------- --------------------
Class B, w/redemption charge                   N/A               (2.17)%/(c)/
-------------------------------------- ------------------- --------------------
Institutional Class                            N/A               12.53% /(c)/
-------------------------------------- ------------------- --------------------
Service Class                                  N/A               10.42% /(c)/
-------------------------------------- ------------------- --------------------

/(a)/ Class A, Class B, Institutional and Service shares commenced operations on December 1, 1992, May 1, 1996, February 7, 1996 and March 6, 1996, respectively.
/(b)/ Beginning on September 1, 1994, the Class A shares began using the unhedged FT Euro-Pac as its benchmark (prior thereto, Class A used the hedged FT Euro-Pac). The combined FT Euro-Pac represents the hedged FT Euro-Pac performance up to August 31, 1994 and the unhedged FT Euro-Pac performance from September 1, 1994 through January 31, 1997.
/(c)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.
--------------------------------------------------------------------------------

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs International Equity Fund
January 31, 1997


--------------------------------------------------------------------------------

Shares           Description                                  Value
====================================================================
Common Stocks--91.5%
Australian Dollar--3.6%
 1,851,658       Australia & New Zealand Bank Group
                 (Commercial Banks)                   $  11,355,706
 1,564,955       Woodside Petroleum, Ltd. (Oil &
                 Gas)                                    11,053,763
--------------------------------------------------------------------
                                                         22,409,469
--------------------------------------------------------------------
Austrian Schilling--1.2%
 105,400         Oesterreichische Elektrizitats
                 (Utilities)                              7,698,241
--------------------------------------------------------------------
Belgian Franc--0.2%
 14,400          Dexia (Financial Services)               1,372,240
--------------------------------------------------------------------
British Pound Sterling--12.6%
 1,391,569       British Airport Authority
                 (Transportation)                        11,661,442
 1,788,649       Electrocomponents (Wholesale
                 Trade)                                  12,753,546
 1,261,210       Premier Farnell PLC (Electronics)       10,670,067
   706,368       Misys PLC (Business Services and
                 Computer Software)                      12,393,414
 1,708,700       Rentokil Group (Business Services)      12,553,100
 473,916         Siebe (Machinery and Engineering
                 Services)                                7,973,270
 873,509         Standard Chartered (Banking)            10,497,224
--------------------------------------------------------------------
                                                         78,502,063
--------------------------------------------------------------------
Deutsche Mark--4.7%
 155,760         Adidas AG (Textiles)                    14,749,495
 343,320         Hoechst AG (Healthcare)                 14,439,672
--------------------------------------------------------------------
                                                         29,189,167
--------------------------------------------------------------------
French Franc--6.4%
 22,531          Comptoirs Modernes (Retail)             11,749,983
 40,720          CLF Dexia (Financial Services)           3,649,869
 95,602          CLF Dexia - Registered Shares            8,569,124
                 (Financial Services)
 63,189          Seita (Tobacco)                          2,400,553
 193,600         SGS Thomson Microelectronics
                 (Electronics)                           13,882,408
--------------------------------------------------------------------
                                                         40,251,937
--------------------------------------------------------------------
Hong Kong Dollar--6.7%
 4,148,000       Asia Satellite Tel.
                 (Telecommunications)                     9,233,837
 816,800         HSBC Holdings (Commercial Banks)        18,920,583
 1,185,000       Sun Hung Kai Properties Co. (Real
                 Estate)                                 13,380,759
--------------------------------------------------------------------
                                                         41,535,179
--------------------------------------------------------------------
Irish Pound--2.3%
 1,491,014       Bank of Ireland (Commercial Banks)      14,247,624
--------------------------------------------------------------------
Italian Lira--2.4%
 3,000,500       Telecom Italia Mobile (Utilities)        8,930,448
 3,574,000       Telecom Italia Mobile (Di Risp
                 Shares) (Utilities)                      6,095,944
--------------------------------------------------------------------
                                                         15,026,392
--------------------------------------------------------------------
Japanese Yen--27.3%
 206,000         Aderans Company Ltd. (Retail)            4,808,281
 702,000         Canon, Inc. (Office Equipment
                 Manufacturer)                           14,880,119
 363,000         Hoya Corp. (Electronics and
                 Instrumentation)                        14,520,599
 297,400         Inaba Denkisangyo (Industrial)           5,396,346
 458,000         Kokuyo Co., Ltd. (Office Equipment
                 Manufacturer)                            9,594,787
 149,000         Kyocera Corp. (Electronics)              8,749,887
 358,000         Max Co. (Electronics and
                 Instrumentation)                         5,432,966
 238,900         Mirai Industry Co. (Electrical
                 Equipment Manufacturer)                  5,852,060
 1,927,000       Mitsubishi Heavy Industries Ltd.
                 (Engineering)                           13,874,972
 1,530,000       Mitsui Marine & Fire (Insurance)         8,215,019
 450,100         Santen Pharmaceutical Co.
                 (Healthcare)                             8,352,716
 92,800          Sanyo Shinpan Financial
                 (Financial)                              5,204,668

--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs International Equity Fund (continued)
January 31, 1997



--------------------------------------------------------------------

Shares           Description                                  Value
====================================================================
Common Stocks (continued)
Japanese Yen (continued)
 322,000         Shimachu (Retail-Furniture)          $   6,905,027
 213,900         SMC Corp. (Machinery)                   13,125,622
 410,000         Taikisha Ltd. (Machinery)                5,038,558
 570,000         Takeda Chemical Industry
                 (Healthcare)                            11,235,927
 235,000         TDK Corp. (Consumer Goods)              15,040,620
 464,000         Tostem Corp. (Construction)             10,906,842
 146,800         York Benimaru (Retail)                   3,922,900
--------------------------------------------------------------------
                                                        171,057,916
--------------------------------------------------------------------
Malaysian Ringgit--1.9%
 1,328,000       Commerce Asset Holdings
                 (Commercial Banks)                      10,683,829
 581,000         Leader Universal Holdings
                 (Metals-Diversified)                     1,168,544
--------------------------------------------------------------------
                                                         11,852,373
--------------------------------------------------------------------
Netherlands Guilder--5.0%
 146,070         Aegon (Insurance)                        8,951,011
 136,180         Randstad Holdings (Business
                 Services)                                9,471,458
 102,016         Wolters Kluwer (Media)                  12,602,793
--------------------------------------------------------------------
                                                         31,025,262
--------------------------------------------------------------------
Singapore Dollar--1.5%
 1,511,000       Singapore Land (Real Estate)             9,123,100
--------------------------------------------------------------------
Spanish Peseta--1.9%
 63,595          Banco Popular (Commercial Banks)        11,571,494
--------------------------------------------------------------------
Swedish Krona--7.0%
 335,300         Ericsson Telecommunications
                 (Computer - Office)                     11,255,719
 268,440         Hoganas AB (Metal Products)              8,455,037
 405,970         Securitas AB (Business Services)        12,057,737
 3,469,100       Swedish Match AB (Tobacco)              11,741,304
--------------------------------------------------------------------
                                                         43,509,797
--------------------------------------------------------------------
Swiss Franc--6.8%
 52,468          Adecco SA (Business Services)           14,753,971
 6,726           Cie Financier Richemont AG
                 (Consumer Goods)                         9,231,858
 16,335          Novartis AG (Healthcare)                18,730,002
--------------------------------------------------------------------
                                                         42,715,831
--------------------------------------------------------------------
Total Common Stocks
   (Cost $503,926,410)                                $ 571,088,085
====================================================================
Preferred Stock--2.4%
--------------------------------------------------------------------
Deutsche Mark--2.4%
 74,790          Fresenius AG (Health Care),
                 Non-voting                           $  15,042,126
--------------------------------------------------------------------
Total Preferred Stock
   (Cost $4,437,079)                                  $  15,042,126
====================================================================


Principal
Amount           Description                                  Value
====================================================================
Short-Term Obligations--6.6%
--------------------------------------------------------------------
$    41,394,109  State Street Bank & Trust
                 Euro-Time Deposit 5.5%, 02/03/97**   $  41,394,109
--------------------------------------------------------------------
Total Short-Term Obligations
   (Cost $41,394,109)                                 $  41,394,109
====================================================================
Total Investments
   (Cost $549,757,598)/(a)/                           $ 627,524,320
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                        $108,968,495
   Gross unrealized loss for investments in
      which cost exceeds value                         (31,533,818)
--------------------------------------------------------------------
   Net unrealized gain                                $  77,434,677
====================================================================

 /(a)/ The aggregate cost for federal income tax purposes is $550,089,643.
 *     Non-income producing security.
 **    A portion of this security has been segregated for extended settlement securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an intergral part of these financial statements.


-------------------------------------------------------------------------------


--------------------------------------------------------------------
Common and Preferred Stock Industry Concentrations

====================================================================
Business Services                                              7.8%
Commercial Banks                                              12.4%
Computer Software and Services                                 2.0%
Computer - Office                                              1.8%
Construction                                                   1.7%
Consumer Goods                                                 3.9%
Electrical Equipment Manufacturer                              0.9%
Electronics                                                    5.3%
Electronics and Instrumentation                                3.2%
Engineering                                                    2.2%
Financial                                                      0.8%
Financial Services                                             2.2%
Health Care                                                   10.9%
Industrial                                                     0.9%
Insurance                                                      2.7%
Machinery                                                      2.9%
Machinery and Engineering Services                             1.3%
Media                                                          2.0%
Metal Products                                                 1.4%
Metals-Diversified                                             0.2%
Office Equipment Manufacturer                                  3.9%
Oil & Gas                                                      1.8%
Real Estate                                                    3.6%
Retail                                                         3.3%
Retail-Furniture                                               1.1%
Telecommunications                                             1.5%
Textiles                                                       2.4%
Tobacco                                                        2.3%
Transportation                                                 1.9%
Utilities                                                      3.6%
Wholesale Trade                                                2.0%
--------------------------------------------------------------------
Total Common and Preferred Stock                              93.9%

====================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund



--------------------------------------------------------------------------------
Objective and Investment Approach

      The Goldman Sachs Asia Growth Fund seeks long-term capital appreciation by investing in a limited number of carefully selected companies located in 12 Asian markets, including China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.

      We utilize extensive fundamental research in our search for well-managed companies whose stock prices are, in our opinion, undervalued in the marketplace. Because many companies in the Asian region are growing at relatively rapid rates, we consider a company's return on capital, its price-to-book value and the predictability of its earnings stream as among the best measures of its intrinsic value. A strong market position and a skilled management team dedicated to maximizing shareholder returns are also important to us. Our investment process includes face-to-face meetings with senior management as well as frequent contact with a company's customers, suppliers and competitors.

      While our primary focus is on stock selection, we seek to carefully manage risk by diversifying the fund's portfolio in terms of countries, industry sectors and size of capitalization. We are also mindful of making certain that the market for a particular stock is relatively liquid, so we can easily sell a position if our opinion changes. From time to time, we may choose to significantly overweight or underweight our holdings in one country compared with our benchmark, if we believe there is a compelling reason to do so. Finally, we closely monitor the potential impact of political and economic events in the region on particular companies and adjust the portfolio accordingly.

Market Overview:  Results Were Mixed in Asian Markets

      As a group, the Asian stock markets rose 2.37% during the period, as measured by the MSCI All Country Asia Free (Ex Japan) Index (without dividends reinvested). The weak performance indicated by the Index masks the wide divergence of performance among the individual Asian markets, as several countries rose more than 10% while others fell more than 20%. The period under review began on a strong note, but the region quickly sold off in mid-February when investors became unnerved by rising political tension between China and Taiwan. Though the Asian markets briefly rebounded, investor interest was dampened again during the spring and summer due to uncertainty surrounding national elections in several countries, a decline in exports and slowing economic growth. From October 1996 through January 1997, most Asian markets recovered due to improving corporate earnings and signs of stabilizing export growth.

      In terms of individual markets, Taiwan, Malaysia and Indonesia were the strongest performers, rising 56.0%, 21.9% and 17.5%, respectively (in U.S. dollar terms), with each overcoming brief setbacks such as negative short-term economic data and political upheaval. Other positive markets were India, which was the region's strongest performer during the first half of the year and subsequently gave back some of its gains, and the Philippines, where healthy economic growth and declining inflation renewed investor interest. Hong Kong, the most heavily weighted country in the Index, posted lackluster results early in the period, then rebounded to close the period with a 12.0% gain due to a favorable interest rate environment and a soaring property market. The weakest performer was Thailand, which dropped 46.5%. Thailand was impacted by a very large budget deficit, exacerbated by the slowdown of computer-related exports as well as a tear in the speculative bubble in the real estate market, as nonperforming property loans caused problems in the banking sector. South Korea and Singapore were weak as well, declining approximately 34% and 7%, respectively. South Korean equities were affected by an ongoing investigation of government corruption and a weakening economy, and Singapore's market fell due to soft electronics exports.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Performance Review:  Country Allocations Affected the Fund's Performance


-------------------------------------------------------------------
                                          Fund Total     MSCI AC
                                           Return       Asia Free
                                        (based on net  (Ex Japan)
                                         asset value)    Index +
                                         ------------    -----
 Class A (1/31/96 - 1/31/97)*               -1.01%        2.37%
 Class B (5/1/96 - 1/31/97)*                -6.02%       -2.50%
 Institutional (2/2/96 - 1/31/97)*          -1.09%        2.06%
-------------------------------------------------------------------


 * Class A, B and Institutional share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B and Institutional shares is a cumulative total return (not annualized) from their inception through the end of the period.
 + Represents a price-only index that does not reflect reinvested dividends.

      During the period under review, stock selection benefited the fund as a number of holdings achieved strong returns. The fund's performance was nonetheless affected by its country over- and underweightings relative to the Index when individual markets performed better or worse than expected. For example, Taiwan and Malaysia were two of the region's best performing markets, but the fund was underweighted in those countries and therefore did not fully participate in their rallies.

Financial, Property and Infrastructure Stocks Were the Strongest Performers

      The fund's best performers during the period were its positions in the financial, real estate and infrastructure sectors. Top financial stocks included two of our Hong Kong investments, HSBC Holdings PLC, one of the world's largest banking and financial services companies, and Wing Hang Bank Ltd., a provider of banking, foreign exchange and treasury services, which both benefited from strong growth in mortgage loans resulting from Hong Kong's robust property market. Metropolitan Bank and Trust, the Philippines' largest bank in terms of assets, rose substantially due to the growing Philippine economy and aggressive branch expansion, and Commerce Asset-Holdings, the fifth largest financial group in Malaysia, benefited from its merchant banking operations and strong loan growth.

      In the real estate sector, Hong Kong's booming property market buoyed several of the fund's holdings. These included Sun Hung Kai Properties, one of the largest and best managed property companies in Hong Kong; Henderson Land Development, a large property development and investment holding company that concentrates on mass residential developments; and HKR International Ltd., a real estate developer that primarily focuses on residential development in Discovery Bay on Lantau Island (a self-contained community that offers a "quality lifestyle").

      Other strong performers were two Malaysian companies that benefited from the government's commitment to improve the country's infrastructure. Road Builder Malaysia Holdings, a contractor specializing in civil engineering and road construction, continued its strategic expansion and diversification, and United Engineers Malaysia, Malaysia's largest builder and operator of toll roads, rose due to the opening of several new roads.

      Stocks that did not fulfill our expectations included Leader Universal Holdings, Malaysia's leading manufacturer of power and telecommunication cable, which reported lower than expected earnings due to very low export margins; Industrial Finance Corp. of Thailand (IFCT), which declined in sympathy with Thailand's financial sector; and Tata Engineering and Locomotive Company (TELCO), India's largest vehicle manufacturer, which slumped on speculation concerning rising inventories and general market uncertainty. We significantly reduced the fund's position in Leader Universal Holdings and IFCT, but we continue to have confidence in TELCO, which has strong fundamentals and fared well relative to the broader Indian market.

Portfolio Composition

      As of January 31, 1997, 97.1% of the fund's total market value was invested in equities while 2.2% was in cash equivalents, with the remainder in other securities. The fund's five largest country exposures were Hong Kong (39.9%), Malaysia (13.5%), Singapore (10.1%), India (9.9%) and Indonesia (5.2%).
At the end of the period, the portfolio was overweighted relative to the Index in Hong Kong, India and South Korea, slightly underweighted in
--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund (continued)



--------------------------------------------------------------------------------

the Philippines, and significantly underweighted in Thailand, Singapore, Malaysia and Taiwan.

Additions in Real Estate and Security Services, Reductions in Several Existing Positions

      During the period, we added Hysan Development Company, a property investment company that owns a number of commercial and residential properties in Hong Kong and should be a beneficiary of rising rental prices, and Taiwan-Sogo Shinkong, a security services company that controls approximately 38% of the market in Taiwan and is expected to experience growing demand from residential clients. Other portfolio changes included the trimming of several positions in Hong Kong after they appreciated significantly and became more fully valued. These included Sun Hung Kai Properties, Henderson Land Development and HKR International Ltd.


   Top 10 Portfolio Holdings as of January 31, 1997
                                                        Percentage
                                        Line of          of Total
   Company               Country        Business        Net Assets
   HKR International     Hong Kong      Property           4.4%
     Ltd.

   Road Builder          Malaysia       Infrastructure     4.1%
     Malaysia Holdings
   Swire Pacific Ltd.    Hong Kong      Conglomerate       4.1%
   Metropolitan Bank     Philippines    Banking and        3.8%
     and Trust                            Finance
   Wing Hang Bank        Hong Kong      Banking and        3.9%
     Ltd.                                 Finance
   Henderson Land        Hong Kong      Property           3.7%
     Development
   HSBC Holdings PLC     Hong Kong      Banking and        3.5%
                                          Finance
   Hutchison             Hong Kong      Conglomerate       3.5%
     Whampoa
   Sun Hung Kai          Hong Kong      Property           3.5%
     Properties
   Commerce Asset-       Malaysia       Conglomerate       3.5%
     Holdings


Outlook

      In 1997, we expect export growth to strengthen, which should stimulate economies throughout the region. With most of the region's elections now over, the region should also benefit from greater political stability in 1997. Though the recent death of Deng Xiaoping may increase near-term volatility, we remain optimistic that the handover of Hong Kong to China will proceed smoothly, as it is in China's best interests to maintain Hong Kong's current economic success. We intend to increase the fund's weightings in Malaysia, the Philippines and Indonesia, markets that we expect to benefit from stable currencies and good economic fundamentals. In September 1996, the benchmark established a new weighting in Taiwan and doubled its weighting in Korea, and we are actively seeking investment opportunities in these countries. We continue to have a favorable view of India but are still cautious regarding Thailand and Singapore, where real estate overdevelopment may continue to hinder their respective markets for the near term.

      In general, we believe that Asian equities are attractively valued on a historical basis. We expect that economic growth in the region may slow somewhat to 5% to 7% annually, still approximately double versus the U.S., one of the world's most mature economies. Over time, we intend to broaden our emphasis from companies that tend to do well in the earliest stages of emerging economies to companies that we believe are poised to benefit most from the region's internal growth. These include new start-ups, consumer-related products and services, and infrastructure companies.

      On another front, we are pleased to announce that we have recently expanded our portfolio management team. Our new team members will focus primarily on real estate companies, conglomerates and cyclical industries, and they will enhance our ability to seek out companies with above-average growth potential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      We appreciate your continued support in what has been a challenging period for the region and the fund. Going forward, we remain confident that the region continues to offer many attractive investment opportunities for investors with a long-term view.


/s/ Warwick M. Negus

Warwick M. Negus
Senior Portfolio Manager,
Asia Active Equity


/s/ Alice Lui

Alice Lui
Portfolio Manager,
Asia Active Equity


/s/ Ravi Shanker

Ravi Shanker
Portfolio Manager,
Asia Active Equity


/s/ Karma A. Wilson

Karma A. Wilson
Portfolio Manager,
Asia Active Equity

March 3, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund
January 31, 1997


--------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Morgan Stanley Capital International Combined Asia (ex Japan) Index ("MSCI Combined Asia-ex Japan")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                          [LINE GRAPH APPEARS HERE]

                        GS Asia Growth        GS Asia Growth
                            Class A              Class A            MSCI
                        (w/sales charge)     (no sales charge)    Combined
                        ----------------     -----------------    --------
7/8/94                      $ 9,450               $10,000         $10,000
1/31/95                       8,934                 9,454           9,074
1/31/96                      11,300                11,958          11,129
1/31/97                      11,186                11,837          11,393

                                    Class B

                           [LINE GRAPH APPEARS HERE]

                          GS Asia Growth      GS Asia Growth
                              Class B             Class B           MSCI
                         (w/redemp. charge)  (no redemp. charge) Combined
                        -------------------  ------------------   --------
5/1/96                        $10,000             $10,000         $10,000
1/31/97                         9,398               8,928           9,750

                                 Institutional

                           [LINE GRAPH APPEARS HERE]

                                GS Asia Growth        MSCI
                                 Institutional      Combined
                                --------------      --------
2/2/96                             $10,000          $10,000
1/31/97                              9,891           10,206

                                 ----------------------------------------
                                         Average Annual Total Return
                                 ----------------------------------------
                                      One Year       Since Inception/(a)/
-------------------------------------------------------------------------
Class A, no sales charge               (1.01)%             6.78%
-------------------------------------------------------------------------
Class A, w/sales charge                (6.44)%            (4.46)%
-------------------------------------------------------------------------
Class B, no redemption charge            N/A              (6.02)%/(b)/
-------------------------------------------------------------------------
Class B, w/redemption charge             N/A             (10.72)%/(b)/
-------------------------------------------------------------------------
Institutional Class                      N/A              (1.09)%/(b)/
-------------------------------------------------------------------------

/(a)/ Class A, Class B and Institutional shares commenced operations July 8,
      1994, May 1, 1996 and February 2, 1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Asia Growth Fund
--------------------------------------------------------------------
January 31, 1997

--------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks--96.0%
Hong Kong Dollar--39.9%

3,734,000      Asia Satellite Tel.*
               (Telecommunications)                   $   8,312,234
1,107,000      Henderson Land Development Co.
               (Recreational Services)                   10,250,000
7,947,440      HKR International Ltd.
               (Real Estate)                             12,358,582
2,731,000      Hong Kong Electric Holdings
               (Utility)                                  9,709,517
426,000        HSBC Holdings
               (Commercial Banks)                         9,867,983
1,305,000      Hutchison Whampoa
               (Conglomerates)                            9,851,916
2,513,000      Hysan Development
               (Utility)                                  9,145,257
9,735,666      JCG Holdings Ltd.
               (Financial Services)                       8,669,002
2,308,200      San Miguel Brewery Ltd.
               (Breweries)                                1,049,994
869,000        Sun Hung Kai Properties Co.
               (Real Estate)                              9,812,556
1,262,000      Swire Pacific Ltd. "A"
               (Transportation)                          11,603,755
2,316,500      Wing Hang Bank Ltd.
               (Financial Services)                      11,030,952
--------------------------------------------------------------------
                                                        111,661,748
--------------------------------------------------------------------
Indian Rupee--9.9%

235,000       Brook Bond Lipton India Ltd.
              (Food)                                     2,438,494
372,900       Colgate Palmolive
              (Conglomerates)                            2,613,421
259,600       Hindustan Lever Ltd.
              (Household Products)                       6,423,018
10,000        Larsen & Toubro Ltd.
              (Engineering)                                 65,272
143,500       Larsen & Toubro Ltd. GDR
              (Engineering)                              1,919,313
214,000       Larsen & Toubro LTD. GDS
              (Engineering)                              2,862,250
434,250       Mahindra & Mahindra Ltd.
              (Autos and Trucks)                         4,339,472
165,750       Mahindra & Mahindra GDR
              (Autos and Trucks)                         1,895,351
4,000         Niit Limited
              (Computers)                                   32,022
80,000        Tata Engineering & Locomotive Ltd.
              GDR (Engineering)                            786,000
446,600       Tata Engineering & Locomotive Ltd.
              GDS (Engineering)                          4,387,845
--------------------------------------------------------------------
                                                        27,762,458
--------------------------------------------------------------------
Indonesian Rupiah--5.2%

2,374,750     Indofoods Sukses Makmur - Foreign
              (Food)                                     5,245,031
2,346,000     PT Bank of Bali - Foreign
              (Banking)                                  5,675,011
2,613,000     PT Jaya Real Property - Foreign
              (Real Estate)                              3,627,640
--------------------------------------------------------------------
                                                        14,547,682
--------------------------------------------------------------------
Malaysian Ringgit--13.2%

1,217,000     Commerce Asset Holdings
              (Conglomerates)                            9,790,829
623,000       Leader Universal Holdings
              (Electronics)                              1,253,017
1,936,000     Road Builder Malaysia Holdings
              (Construction)                            11,603,540
941,000       Tenaga National Berhad
              (Utility)                                  4,504,385
1,081,000     United Engineers Malaysia Holdings
              (Construction)                             9,696,822
--------------------------------------------------------------------
                                                        36,848,593
--------------------------------------------------------------------
New Taiwan Dollar--2.5%

2,118,000     Taiwan Sogo Shinkong Securities
              (Financial Services)                       7,103,755
--------------------------------------------------------------------
Philippine Peso--4.6%
18,189,000    Centennial City Inc.
              (Real Estate)                              2,208,911
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund (continued)
January 31, 1997


--------------------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks (continued)

Philippine Peso (continued)

393,454       Metropolitan Bank and Trust
              (Banking)                               $ 10,750,925
--------------------------------------------------------------------
                                                        12,959,836
--------------------------------------------------------------------
Singapore Dollar--9.9%

639,000       Overseas Union Bank - Foreign
              (Banking)                                  5,174,457
1,149,000     Singapore Land
              (Real Estate)                              6,937,420
383,000       Singapore Press Holdings - Foreign
              (Printing & Publishing)                    7,671,970
2,195,000     Straits Steamship Land
              (Conglomerates)                            7,795,852
--------------------------------------------------------------------
                                                        27,579,699
--------------------------------------------------------------------
South Korean Won--3.8%

168,920       Korea Mobile Telecommunications
              Corp. ADR*  (Telecommunications)           2,512,685
4,759         Korea Mobile Telecommunications
              Corp. (Telecommunications)                 5,228,904
7,132         Samsung Fire & Marine Insurance
              (Insurance)                                2,982,743
--------------------------------------------------------------------
                                                        10,724,332
--------------------------------------------------------------------
Thai Baht--3.9%

723,800       Electricity Generating Public Co.
              (Utility)                                  1,815,785
758,100       Electricity Generating Public Co.
              Foreign(Utility)                           1,843,315
1,989,000     Industrial Finance Corp - Foreign
              (Financial Services)                       5,220,069
425,000       Jasmine International Co. - Foreign
              (Diversified)                                602,808
1,617,500     Thai Telephone & Telecom Corp. -
              Foreign (Telecommunications)               1,326,587
--------------------------------------------------------------------
                                                        10,808,564
--------------------------------------------------------------------
United States Dollar--3.1%

387,000       Korea Electric Power Corp. ADR*
              (Utilities)                                8,562,375
--------------------------------------------------------------------
Total Common Stocks
  (Cost $237,846,163)                                 $268,559,042
====================================================================
Rights & Warrants*--0.3%

Singapore Dollar--0.2%

    356,750  Straits Steamship Land, exp. 12/12/00
             (Conglomerate)- warrants                      494,149

Thai Baht--0.1%

    808,750  Thai Telephone & Telecom Corp., exp.
             03/07/97 (Telecommunications)-rights          351,155
--------------------------------------------------------------------
Total Rights & Warrants
  (Cost $287,980)                                     $    845,304
====================================================================
Principal
Amount       Description                                     Value
====================================================================
Corporate Bonds--0.3%

Malaysian Ringitt--0.3%

MYR          United Engineers Malaysia
1,024,000    (Construction) 4.00%, 05/22/99           $    848,528
--------------------------------------------------------------------
Total Corporate Bonds
   (Cost $521,580)                                    $    848,528
====================================================================
Short-Term Obligations--2.2%
$ 6,200,104  State Street Bank & Trust Euro-Time
             Deposit, 5.50%, 02/03/97                 $  6,200,104
--------------------------------------------------------------------
Total Short-Term Obligations
   (Cost $6,200,104)                                  $  6,200,104
====================================================================
Total Investments
   (Cost $244,855,827)/(a)/                           $276,452,978
====================================================================
Federal Income Tax Information:

   Gross unrealized gain for investments in
      which value exceeds cost                        $ 45,982,425
   Gross unrealized loss for investments in
      which cost exceeds value                         (14,998,273)
====================================================================
   Net unrealized gain                                $ 30,984,152
====================================================================

  *  Non-income producing security.
/(a)/The aggregate cost for federal income tax purposes is $244,890,862.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------
Common Stock, Rights, Warrants, and Corporate Bond Industry
   Concentrations
====================================================================
Autos and Trucks                                               2.2%
Banking                                                        7.8%
Breweries                                                      0.4%
Commercial Banks                                               3.5%
Conglomerates                                                 10.9%
Construction                                                   7.9%
Diversified                                                    0.2%
Electronics                                                    0.4%
Engineering                                                    3.6%
Financial Services                                            11.5%
Food                                                           2.7%
Household Products                                             2.3%
Insurance                                                      1.1%
Printing & Publishing                                          2.7%
Real Estate                                                   12.5%
Recreational Services                                          3.7%
Telecommunications                                             6.3%
Transportation                                                 4.1%
Utilities                                                     12.8%
--------------------------------------------------------------------
Total Common Stock, Rights, Warrants, and
   Corporate Bonds                                            96.6%
====================================================================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
-------------------------------------------------------------------------------
Statements of Assets and Liabilities
January 31, 1997

-------------------------------------------------------------------------------


                                                                                     Goldman Sachs                 Goldman Sachs
                                                                                       Balanced                    Select Equity
                                                                                         Fund                          Fund
                                                                                    ===============================================
Assets:
Investments in securities, at value (identified cost $80,718,346, $302,169,999,
   $513,612,707, $679,366,240, $213,003,477, $549,757,598 and $244,855,827,
   respectively)                                                                       $89,222,318                 $393,263,171
Cash, at value                                                                              13,884                        9,802
Receivables:
   Investment securities sold                                                            3,947,652                           --
   Forward foreign currency exchange contracts                                               6,692                           --
   Fund shares sold                                                                        565,860                    3,095,601
   Dividends and interest, at value                                                        451,554                      387,080
   Variation margin                                                                         10,928                       95,387
Deferred organization expenses, net                                                         36,173                            --
Other assets                                                                                97,786                        8,495
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                            94,352,847                  396,859,536
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
   Investment securities purchased                                                       9,690,219                           --
   Forward foreign currency exchange contracts                                                  --                           --
   Fund shares repurchased                                                                  44,298                      548,016
   Amounts owed to affiliates                                                               97,949                      388,699
Covered securities sold short (cash received, $936,984)                                    938,808                           --
Accrued expenses and other liabilities                                                      61,446                       89,126
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       10,832,720                    1,025,841
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid-in capital                                                                         73,750,866                  300,246,199
Accumulated undistributed (distributions in excess of) net investment income               180,204                           --
   (loss)
Accumulated undistributed (distributions in excess of) net realized gain (loss)
   on investment, option and futures transactions                                          977,487                    4,402,524
Accumulated net realized foreign currency gain (loss)                                       12,575                           --
Net unrealized gain on investments, options and futures                                  8,611,563                   91,184,972
Net unrealized loss on translation of assets and liabilities denominated in
   foreign currencies                                                                      (12,568)                          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                             $83,520,127                 $395,833,695
===================================================================================================================================
                                                                      Class A        Class B          Class A       Class B
                                                                    ------------   --------------   -------------  ------------
 Total shares of beneficial interest outstanding, $.001 par
   value (100,000,000 and 25,000,000 shares authorized for
   each Class A and B, respectively)                                  4,336,101          112,660      9,688,806        744,222
Net asset and Class A redemption value per share (a)                     $18.78           $18.73         $23.32         $23.18
Maximum public offering price per share (Class A NAV x
   1.0582)                                                               $19.87           $18.73         $24.68         $23.18
                                                                  Institutional      Service      Institutional     Service
                                                                    ------------   --------------   -------------  ------------
 Total shares of beneficial interest outstanding, $.001 par
   value (50,000,000 shares per each class authorized)                       --               --      6,351,958        157,464
Net asset value, offering and redemption price per share                     --               --         $23.44         $23.27
===============================================================================================================================
(a) At redemption, Class B shares are subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
===============================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
    Goldman Sachs             Goldman Sachs             Goldman Sachs               Goldman Sachs                Goldman Sachs
  Growth and Income          Capital Growth            Small Cap Equity          International Equity             Asia Growth
         Fund                     Fund                       Fund                       Fund                          Fund
==================================================================================================================================
    $638,954,258               $932,041,765              $217,608,994                $627,524,320                  $276,452,978
          59,158                     94,994                    30,728                   1,735,366                     1,060,177

       1,632,491                  1,390,277                 4,392,159                     959,642                     3,093,623
              --                         --                        --                   2,684,757                            --
       4,847,992                  1,524,356                   820,288                   4,794,141                       685,136
         572,159                    706,624                    85,173                     440,308                       262,880
              --                         --                        --                          --                            --
          19,321                         --                    13,467                      14,573                        77,113
          14,043                     16,281                     2,597                      10,188                           770
----------------------------------------------------------------------------------------------------------------------------------
     646,099,422                935,774,297               222,953,406                 638,163,295                   281,632,677
----------------------------------------------------------------------------------------------------------------------------------

       9,130,091                  9,797,231                 6,585,828                   8,912,558                            --
              --                         --                        --                   3,434,535                         1,495
         414,917                    850,523                   165,072                     198,616                       694,794
         716,432                  1,160,456                   345,810                     833,473                       400,444
              --                         --                        --                          --                            --
          21,990                     99,060                   121,890                     255,084                       846,340
----------------------------------------------------------------------------------------------------------------------------------
      10,283,430                 11,907,270                 7,218,600                  13,634,266                     1,943,073
----------------------------------------------------------------------------------------------------------------------------------
     492,994,560                657,200,330               203,743,684                 542,859,953                   266,426,371
        (193,256)                  (275,552)                       --                     (25,666)                   (1,316,323)

      17,673,137                 14,266,724                 7,385,605                   2,530,732                   (16,027,669)
              --                         --                        --                    (917,847)                     (411,919)
     125,341,551                252,675,525                 4,605,517                 112,491,393                    33,014,375

              --                         --                        --                 (32,409,536)                   (1,995,231)
----------------------------------------------------------------------------------------------------------------------------------
    $635,815,992               $923,867,027              $215,734,806                $624,529,029                  $279,689,604
==================================================================================================================================
   Class A     Class B       Class A     Class B      Class A       Class B        Class A     Class B       Class A      Class B
------------- ----------  ------------- ----------  ------------ ------------   ------------ -----------  ------------ -----------
   26,534,286    751,089     55,021,724    193,240    10,140,493     176,544      27,765,580     997,807    16,122,122    206,387
       $23.18     $23.10         $16.73     $16.67        $20.91      $20.80          $19.32      $19.24        $16.31     $16.24
       $24.53     $23.10         $17.70     $16.67        $22.13      $20.80          $20.44      $19.24        $17.26     $16.24
Institutional   Service   Institutional  Service    Institutional   Service     Institutional    Service   Institutional  Service
------------- ----------  ------------- ----------  ------------- ------------  -------------  ----------- ------------- ---------
        8,321    136,977             --         --            --          --       3,524,169      34,830       815,499         --
       $23.19     $23.17             --         --            --          --          $19.40      $19.34        $16.33         --
==================================================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended January 31, 1997

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Goldman Sachs    Goldman Sachs
                                                                                                  Balanced       Select Equity
                                                                                                    Fund             Fund
                                                                                               ===================================
Investment income:
Dividends /(a)/                                                                                $    838,092       $   5,629,026
Interest /(b)/                                                                                    2,107,288             541,011
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                      2,945,380           6,170,037
----------------------------------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                            309,372           1,413,035
Administration fees                                                                                  92,811             706,517
Distribution fees                                                                                   157,253             468,965
Authorized dealer service fees                                                                      154,686             444,626
Custodian fees                                                                                       93,352              95,947
Transfer agent fees                                                                                 148,576             319,246
Professional Fees                                                                                    71,598              74,319
Amortization of deferred organization expenses                                                       13,468               9,549
Director fees                                                                                         1,171               2,728
Other                                                                                                53,077              96,414
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                    1,095,364           3,631,346
Less--expenses reimbursed and fees waived by Goldman Sachs                                         (472,758)           (626,188)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                        622,606           3,005,158
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                      2,322,774           3,164,879
----------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                        3,811,127          14,386,845
   Options written                                                                                   (2,680)                 --
   Futures transactions                                                                             148,013             645,873
   Foreign currency related transactions                                                             12,575                  --
Net change in unrealized gain (loss) on:
   Investments                                                                                    5,008,557          49,393,370
   Futures                                                                                           14,475              67,175
   Translation of assets and liabilities denominated in foreign currencies                          (12,568)                 --
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign currency
   transactions                                                                                   8,979,499          64,493,263
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                $ 11,302,273       $  67,658,142
==================================================================================================================================

/(a)/ For the Balanced, Select Equity, Growth and Income, Capital Growth, Small
      Cap Equity, International Equity and Asia Growth Funds, taxes withheld on dividends were $1,496, $42,274, $23,285, $53,869, $4,211, $900,877 and
      $372,334, respectively.
/(b)/ For the Balanced Fund, taxes withheld on interest were $969.
/(c)/ Certain expenses reflected in the above statement of operations are incurred on a class specific basis.

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

                                                                                         ---------------------------------------
                                                                                             Goldman Sachs       Goldman Sachs
                                                                                           Growth and Income    Capital Growth
                                                                                                  Fund               Fund
                                                                                         ========================================
Investment income:
Dividends /(a)/                                                                               $ 13,008,785        $ 14,748,431
Interest /(b)/                                                                                   1,235,823           2,802,840
---------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                    14,244,608          17,551,271
---------------------------------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                         2,782,464           6,522,949
Administration fees                                                                                758,854           2,174,316
Distribution fees                                                                                1,280,332           2,179,405
Authorized dealer service fees                                                                   1,261,615           2,174,316
Custodian fees                                                                                     102,394             129,556
Transfer agent fees                                                                                871,030             908,310
Professional Fees                                                                                   75,891              74,529
Amortization of deferred organization expenses                                                      19,164                  --
Director fees                                                                                        6,744              13,973
Other                                                                                              144,279             208,397
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                   7,302,767          14,385,751
Less--expenses reimbursed and fees waived by Goldman Sachs                                      (1,113,014)         (2,171,272)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                     6,189,753          12,213,979
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                     8,054,855           5,337,292
----------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                      58,221,421          53,687,297
   Options written                                                                                 (37,206)                 --
   Futures transactions                                                                             45,994                  --
   Foreign currency related transactions                                                                --                  --
Net change in unrealized gain (loss) on:
   Investments                                                                                  67,575,111         145,350,120
   Futures                                                                                              --                  --
   Translation of assets and liabilities denominated in foreign currencies                              --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign curren
   transactions                                                                                125,805,320         199,037,417
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               $133,860,175        $204,374,709
====================================================================================================================================
                                                                                         -------------------------------------------
                                                                                           Goldman Sachs           Goldman Sachs
                                                                                          Small Cap Equity      International Equity
                                                                                                Fund                    Fund
                                                                                         ===========================================
Investment income:
Dividends /(a)/                                                                              $   968,945              $ 5,944,299
Interest /(b)/                                                                                   896,528                1,533,039
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                   1,865,473                7,477,338
------------------------------------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                       1,598,027                3,478,689
Administration fees                                                                              532,676                1,159,514
Distribution fees                                                                                538,657                1,115,919
Authorized dealer service fees                                                                   532,676                1,086,488
Custodian fees                                                                                    63,636                  786,004
Transfer agent fees                                                                              511,883                  586,243
Professional Fees                                                                                 72,844                   84,162
Amortization of deferred organization expenses                                                    18,742                   17,603
Director fees                                                                                      3,842                    5,519
Other                                                                                             73,764                  229,722
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                 3,946,747                8,549,863
Less--expenses reimbursed and fees waived by Goldman Sachs                                      (529,684)                (829,788)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                   3,417,063                7,720,075
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                  (1,551,590)                (242,737)
------------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                    29,166,218               16,714,697
   Options written                                                                              (398,365)                      --
   Futures transactions                                                                               --                       --
   Foreign currency related transactions                                                              --                  146,694
Net change in unrealized gain (loss) on:
   Investments                                                                                22,913,571               60,236,901
   Futures                                                                                            --                       --
   Translation of assets and liabilities denominated in foreign currencies                            --              (28,245,657)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign
   currency transactions                                                                      51,681,424               48,852,635
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              $50,129,834              $48,609,898
====================================================================================================================================
                                                                                         -----------------
                                                                                           Goldman Sachs
                                                                                            Asia Growth
                                                                                               Fund
                                                                                         ==================
Investment income:
Dividends /(a)/                                                                                $ 4,216,521
Interest /(b)/                                                                                     716,243
-----------------------------------------------------------------------------------------------------------
Total income                                                                                     4,932,764
-----------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                         1,937,658
Administration fees                                                                                645,897
Distribution fees                                                                                  636,953
Authorized dealer service fees                                                                     630,134
Custodian fees                                                                                     499,487
Transfer agent fees                                                                                385,114
Professional Fees                                                                                   84,316
Amortization of deferred organization expenses                                                      31,711
Director fees                                                                                        3,496
Other                                                                                               51,032
-----------------------------------------------------------------------------------------------------------
Total expenses                                                                                   4,905,798
Less--expenses reimbursed and fees waived by Goldman Sachs                                        (511,880)
-----------------------------------------------------------------------------------------------------------
Net expenses                                                                                     4,393,918
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                       538,846
-----------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                      (7,294,240)
   Options written                                                                                      --
   Futures transactions                                                                           (141,910)
   Foreign currency related transactions                                                        (1,099,538)
Net change in unrealized gain (loss) on:
   Investments                                                                                   5,823,115
   Futures                                                                                              --
   Translation of assets and liabilities denominated in foreign currencies                        (599,549)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign
   currency transactions                                                                        (3,312,122)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                $(2,773,276)
===========================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
-------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended January 31, 1997

--------------------------------------------------------------------------------

                                                                                     Goldman Sachs                 Goldman Sachs
                                                                                       Balanced                    Select Equity
                                                                                         Fund                          Fund
                                                                                    ===============================================
From operations:
Net investment income (loss)                                                          $  2,322,774                $   3,164,879
Net realized gain (loss) on investment, option and futures transactions                  3,956,460                   15,032,718
Net realized gain (loss) on foreign currency related transactions                           12,575                           --
Net change in unrealized gain (loss) on investments, options and futures                 5,023,032                   49,460,545
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                       (12,568)                          --
-----------------------------------------------------------------------------------------------------------------------------------


Net increase (decrease) in net assets resulting from operations                         11,302,273                   67,658,142
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
    Class A shares                                                                      (2,259,972)                  (1,515,575)
    Class B shares                                                                         (13,466)                      (4,750)
    Institutional shares                                                                        --                   (1,606,175)
    Service shares                                                                              --                       (6,666)
In excess of net investment income
    Class A shares                                                                          (7,504)                           --
    Class B shares                                                                              --                      (118,421)
    Institutional shares                                                                        --                       (34,205)
    Service shares                                                                              --                       (16,030)
From net realized gain on investment, option and futures transactions
    Class A shares                                                                      (3,654,841)                  (7,174,235)
    Class B shares                                                                         (77,400)                    (440,131)
    Institutional shares                                                                        --                   (4,675,726)
    Service shares                                                                              --                      (68,472)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                     (6,013,183)                 (15,660,386)
 -----------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                       29,174,047                  167,209,718
Reinvestment of dividends and distributions                                              5,694,651                   14,904,237
Cost of shares repurchased                                                              (7,565,668)                 (32,152,494)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions                 27,303,030                  149,961,461
-----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                          32,592,120                  201,959,217

Net assets:
Beginning of year                                                                       50,928,007                  193,874,478
===================================================================================================================================
End of year                                                                           $ 83,520,127                $ 395,833,695
===================================================================================================================================
Accumulated undistributed (distributions in excess of) net investment income          $    180,204                $          --
===================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                Goldman Sachs       Goldman Sachs   Goldman Sachs
Statements of Changes in Net Assets                                           Growth and Income    Capital Growth     Small Cap
For the Year Ended January 31, 1997                                                 Fund                Fund         Equity Fund
                                                                              ====================================================
From operations:
Net investment income (loss)                                                     $  8,054,855        $   5,337,292   $  (1,551,590
Net realized gain (loss) on investment, option and futures transactions            58,230,209           53,687,297      28,767,853
Net realized gain (loss) on foreign currency related transactions                          --                   --              --
Net change in unrealized gain (loss) on investments, options and futures           67,575,111          145,350,120      22,913,571
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                       --                   --              --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   133,860,175          204,374,709      50,129,834
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
    Class A shares                                                                 (8,111,894)          (5,948,617)             --
    Class B shares                                                                     (5,818)                  --              --
    Institutional shares                                                                 (494)                  --              --
    Service shares                                                                    (11,500)                  --              --
In excess of net investment income
    Class A shares                                                                   (135,533)            (258,749)             --
    Class B shares                                                                    (48,273)             (12,838)             --
    Institutional shares                                                                 (380)                  --
    Service shares                                                                     (9,070)                  --              --
From net realized gain on investment, option and futures transactions
    Class A shares                                                                (46,442,616)         (91,862,169)    (10,210,264)
    Class B shares                                                                   (754,312)            (179,327)       (149,626)
    Institutional shares                                                               (9,971)                  --              --
    Service shares                                                                   (255,610)                  --              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                               (55,785,471)         (98,261,700)    (10,359,890)
----------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                 140,362,846           76,008,897      56,119,213
Reinvestment of dividends and distributions                                        53,352,809           90,088,874       9,876,571
Cost of shares repurchased                                                        (72,730,939)        (229,399,817)    (95,024,895)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions           120,984,716          (63,302,046)    (29,029,111)
----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                    199,059,420           42,810,963      10,740,833

Net Asssets:
Beginning of Year                                                                 436,756,572          881,056,064     204,993,973
==================================================================================================================================
End of Year                                                                      $635,815,992        $923,867,027    $ 215,734,806
==================================================================================================================================
Accumulated distributed (distributions in excess investment income)              $   (193,256)       $    (275,552)  $          --
==================================================================================================================================


                                                                              -----------------------------------------------------
Statements of Changes in Net Assets                                                  Goldman Sachs                Goldman Sachs
For the Year Ended January 31, 1997                                                  International                 Asia Growth
                                                                                      Equity Fund                     Fund
                                                                              ====================================================
From operations:
Net investment income (loss)                                                          $    (242,737)               $     538,846
Net realized gain (loss) on investment, option and futures transactions                  16,714,697                   (7,436,150)
Net realized gain (loss) on foreign currency related transactions                           146,694                   (1,099,538)
Net change in unrealized gain (loss) on investments, options and futures                 60,236,901                    5,823,115
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                    (28,245,657)                    (599,549)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          48,609,898                   (2,773,276)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
    Class A shares                                                                               --                     (206,784)
    Class B shares                                                                               --                           --
    Institutional shares                                                                   (106,712)                          --
    Service shares                                                                               --                           --
In excess of net investment income
    Class A shares                                                                               --                           --
    Class B shares                                                                               --                       (5,064)
    Institutional shares                                                                         --                      (83,075)
    Service shares                                                                               --                           --
From net realized gain on investment, option and futures transactions
    Class A shares                                                                       (5,358,559)                          --
    Class B shares                                                                         (159,717)                          --
    Institutional shares                                                                   (689,171)                          --
    Service shares                                                                           (3,947)                          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                      (6,318,106)                    (294,923)
------------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                       321,475,961                  144,448,826
Reinvestment of dividends and distributions                                               5,481,492                      221,279
Cost of shares repurchased                                                              (75,580,037)                 (67,451,011)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions                 251,377,416                   77,219,094
----------------------------------------------------------------------------------------------------------------------------------
Total increase
Net assets:                                                                             293,669,208                   74,150,895

Beginning of year                                                                       330,859,821                  205,538,709
===================================================================================================================================
End of year                                                                            $624,529,029                 $279,689,604
====================================================================================================================================
Accumulated undistributed (distributions in excess of) net investment income           $    (25,666)                $ (1,316,323)
===================================================================================================================================

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended January 31, 1996

--------------------------------------------------------------------------------

                                                                                     Goldman Sachs                 Goldman Sach
                                                                                       Balanced                    Select Equity
                                                                                         Fund                          Fund
                                                                                    ==============================================
From operations:
Net investment income (loss)                                                          $  1,083,645                $   1,518,160
Net realized gain (loss) on investment, option and futures transactions                  1,715,887                    4,687,943
Net realized gain on foreign currency related transactions                                      --                           --
Net change in unrealized gain on investments, options and futures                        3,518,420                   37,068,509
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                            --                           --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     6,317,952                   43,274,612
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income                                                                (991,655)                  (1,610,216)
In excess of net investment income                                                              --                           --
From net realized gain on investment, option and futures transactions                     (962,754)                  (3,527,188)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                     (1,954,409)                  (5,137,404)
----------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                       41,736,040                  102,149,318
Reinvestment of dividends and distributions                                              1,802,563                    4,880,575
Cost of shares repurchased                                                              (4,483,707)                 (46,260,132)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions                 39,054,896                   60,769,761
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                               43,418,439                   98,906,969

Net assets:
Beginning of year                                                                        7,509,568                   94,967,509
==================================================================================================================================
End of year                                                                           $ 50,928,007                $ 193,874,478
==================================================================================================================================
Accumulated undistributed (distributions in excess of) net investment income          $    125,304                $      86,854
==================================================================================================================================
Summary of share transactions:
===================================================================================================================================
                                                                                         Class A       Class A      Institutional
                                                                                     -------------- --------------  --------------
Shares sold                                                                             2,578,356     2,479,285      3,220,915
Reinvestment of dividends and distributions                                               108,023       161,481         97,993
Shares repurchased                                                                       (271,753)   (2,578,247)       (30,492)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                                           2,414,626        62,519      3,288,416
==================================================================================================================================


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs             Goldman Sachs              Goldman Sachs             Goldman Sachs                Goldman Sachs
   Growth and Income          Capital Growth                Small Cap               International                 Asia Growth
         Fund                      Fund                    Equity Fund               Equity Fund                     Fund
=================================================================================================================================

    $  5,307,925               $    6,032,534             $   (1,717,759)           $     725,369                $   1,643,482
      18,815,320                  188,790,639                 (5,033,599)              (8,757,936)                  (5,766,395)
              --                           --                         --               21,213,851                      416,433
      58,081,439                   53,559,848                 30,594,034               69,834,990                   42,480,420
              --                           --                         --              (12,612,130)                  (1,710,833)
--------------------------------------------------------------------------------------------------------------------------------
      82,204,684                  248,383,021                 23,842,676               70,404,144                   37,063,107
---------------------------------------------------------------------------------------------------------------------------------

      (5,300,032)                  (6,289,354)                        --               (9,491,864)                  (1,787,451)
              --                          --                          --                       --                   (1,657,672)
     (11,998,907)                (139,713,660)                  (161,357)             (14,089,155)                          --
---------------------------------------------------------------------------------------------------------------------------------
     (17,298,939)                (146,003,014)                  (161,357)             (23,581,019)                  (3,445,123)
---------------------------------------------------------------------------------------------------------------------------------

     199,623,973                  144,529,476                 56,891,181               85,900,104                   88,560,430
      16,219,024                  131,979,456                    149,801               21,651,092                    2,951,847
     (37,764,413)                (359,937,680)              (195,215,538)             (98,600,969)                 (43,889,831)
---------------------------------------------------------------------------------------------------------------------------------
     178,078,584                  (83,428,748)              (138,174,556)               8,950,227                   47,622,446
---------------------------------------------------------------------------------------------------------------------------------
     242,984,329                   18,951,259               (114,493,237)              55,773,352                   81,240,430

     193,772,243                  862,104,805                319,487,210              275,086,469                  124,298,279
=================================================================================================================================
    $436,756,572               $  881,056,064             $  204,993,973            $ 330,859,821                $ 205,538,709
=================================================================================================================================
    $     56,087               $      607,360             $           --            $     227,683                $  (1,630,536)
=================================================================================================================================

      Class A                     Class A                    Class A                   Class A                      Class A
    -------------              ---------------            ---------------           --------------               --------------
      10,766,604                    9,130,715                  3,285,739                5,082,572                    5,830,049
         848,870                    9,145,811                      8,585                1,286,112                      197,978
      (2,027,335)                 (22,215,374)               (11,228,873)              (6,067,690)                  (2,898,305)
---------------------------------------------------------------------------------------------------------------------------------
       9,588,139                   (3,938,848)                (7,934,549)                 300,994                    3,129,722
=================================================================================================================================
--------------------------------------------------------------------   ----------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements
January 31, 1997


--------------------------------------------------------------------------------
1.  Organization

Goldman Sachs Equity Portfolios, Inc. (the "Company") is a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Included in this report are the financial statements for the Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Select Equity Fund ("Select Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs Small Cap Equity Fund ("Small Cap Equity Fund"), Goldman Sachs International Equity Fund ("International Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund"), collectively, "the Funds." The Select Equity, Growth and Income, International Equity and Asia Growth Funds offer four classes of shares - Class A, Class B, Institutional and Service. The Balanced, Capital Growth and Small Cap Equity Funds offer two classes of shares - Class A and Class B.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A.  Investment Valuation
------------------------

Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Directors of the Company.

B.  Securities Transactions and Investment Income
-------------------------------------------------

Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Dividends for which the Funds have the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. This amount is also used as an estimate of the fair value of the stock received. Interest income is determined on the basis of interest accrued, premium amortized and discount earned with the exception of the Balanced Fund which does not amortize premiums. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds subject to such taxes.

C.  Mortgage Dollar Rolls
-------------------------

The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

D.  Foreign Currency Translations
---------------------------------

The books and records of the Company are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments,
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.

    Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

E.  Forward Foreign Currency Exchange Contracts
-----------------------------------------------

Certain of the Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The International Equity and Asia Growth Funds may enter into such contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the funds' financial statements. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F.  Short Securities Positions
------------------------------

The Funds (other than the Select Equity Fund) may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the fund's records and any difference between this market value and cash received is reported as unrealized gain or loss. Gains and losses are realized when a short

--------------------------------------------------------------------------------
position is closed out by delivering securities back to the broker.

At January 31, 1997, the Balanced Fund had the following covered short positions open:

-------------------------------------------------------------------------------
                                                Short Position

Issuer                                 Par Value              Market Value
---------------------------          ---------------       --------------------
FNMA TBA 15-Year                          $900,000                 $938,808
-------------------------------------------------------------------------------

G.  Federal Taxes
-----------------

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of their investment company taxable income and capital gains to their shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.

    Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31, 1997 of capital loss carryforward expiring in 2002, 2003 and 2004 for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

H.  Deferred Organization Expenses
----------------------------------

Organization-related costs are being amortized on a straight-line basis over a period of five years.

I.  Expenses
------------

Expenses incurred by the Company which do not specifically relate to an individual fund of the Company are allocated to the Funds based on each Fund's relative
--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
January 31, 1997


--------------------------------------------------------------------------------
average net assets for the period.

    Class A and Class B shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares. Each class of Shares separately bears their respective class-specific transfer agency fees. Service Shares separately bear a service fee.

J.  Option Accounting Principles
--------------------------------

When certain of the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the funds enter into a closing purchase transaction, the funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

    Upon the purchase of a call option or a protective put option by the Funds the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the funds will realize a loss in the amount of the cost of the option. If the funds enter into a closing sale transaction, the funds will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the funds purchase upon exercise will be increased by the premium originally paid.

K.  Futures Contracts
---------------------

The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices or currency exchange rates or to seek to increase total return. The Select Equity Fund may enter into such transactions only with respect to the S&P 500 Index. A Fund will engage in futures transactions only for bona fide hedging purposes as defined in regulations of the CFTC or to seek to increase total return (except with respect to transactions by the Balanced, Growth and Income, Select Equity, Capital Growth and Small Cap Equity Funds, in futures on foreign currencies) to the extent permitted by such regulations. The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities.

    Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Funds each day, dependent on the daily fluctuations in the value of the contract, and are recorded for financial reporting purposes as unrealized gains or losses. When entering into a closing transaction, the Funds will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued using methods approved by the Board of Directors of the Company.

    Certain risks may arise upon entering into futures contracts. The predominant risk is that the changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds'
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
hedging strategies and may also result in a loss to the Funds.

3.  Agreements

Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser to the Balanced, Growth and Income, Small Cap Equity and International Equity Funds; Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman Sachs, acts as investment adviser to the Select Equity and Capital Growth Funds; and Goldman Sachs Asset Management International ("GSAM International") acts as investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. Under the Investment Advisory and Subadvisory Agreements, GSAM, GSFM and GSAM International (the "Investment Advisors"), subject to the general supervision of the Company's Board of Directors, manage the Company's portfolios. As compensation for the services rendered under the Investment Advisory Agreements and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .50%, .55%, .75% and .25% of the average daily net assets of the Balanced, Growth and Income, Small Cap Equity and International Equity Funds, respectively. GSFM is entitled to a fee of .50% and .75% of the average daily net assets of the Select Equity and Capital Growth Funds, respectively. GSAM International is entitled to an advisory fee for the Asia Growth Fund and a subadvisory fee for the International Equity Fund of .75% and .50% of the average daily net assets for those funds, respectively.

    GSAM also acts as the Funds' administrator pursuant to Administration Agreements. Under these Administration Agreements, GSAM administers the Funds' business affairs, including providing facilities. As compensation for the services rendered pursuant to the Administration Agreements, GSAM is entitled to a fee of .15% of the average daily net assets of the Balanced and Growth and Income Funds, and .25% of the average daily net assets of the Select Equity, Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds.

    Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Expenses" for the Balanced, Select Equity, Growth and Income, International Equity and Asia Growth Funds (excluding advisory, administration, service, distribution and authorized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions and extraordinary expenses and with the exception of the Balanced Fund, transfer agent fees) until further notice to the extent such expenses exceed .10%, .06%, .11%, .20% and
 .24% of the average daily net assets of the funds, respectively.

    Goldman Sachs serves as the Distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A salesload and Class B back-end salesload imposed and has advised the Company that it retained approximately $94,000, $380,000, $555,000, $323,000, $219,000,
$1,563,000 and $1,397,000 during the year ended January 31, 1997 for the Balanced, Select Equity, Growth and Income, Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds, respectively.

    The Company, on behalf of each Fund, has adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to .25% and .75% of a Fund's average daily net assets attributable to Class A and Class B shares, respectively.

    The Company, on behalf of each Fund, has adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A and Class B shares. Goldman Sachs also serves as the Transfer Agent of the funds for a fee.

   For the year ended January 31, 1997, the Advisors, Administrator and Distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):
--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
January 31, 1997


--------------------------------------------------------------------------------

                        Waivers
                        -------                       Reimburse-
                        Admin-   Class A  Reimburse-     ment
     Fund      Adviser istrator   12b-1      ment     Outstanding
------------------------------------------------------------------
Balanced       $   --   $   --   $    153  $     320   $      88
Select Equity      170      282        69        105           3
Growth and
 Income            --       --      1,113         --          --
Capital
 Growth            --       --      2,171         --          --
Small Cap
 Equity            --       --        530         --          --
International
 Equity             50      464       171         145         --
Asia Growth        103      259       100          50         --

    The Investment Advisors, Administrator and Distributor may discontinue or modify such waivers and limitations in the future at their discretion.

At January 31, 1997, the amounts owed to affiliates were as follows(in thousands):

                                        Authorized
                       Admin-   Distri-   Dealer   Transfer
     Fund      Adviser istrator butor    Service    Agent   Total
--------------------------------------------------------------------
Balanced       $  33  $   10    $   2   $   15    $   38  $   98
Select Equity    143      49       56       57        84     389
Growth and
 Income          284      78       28      119       207     716
Capital
 Growth          568     190        2      190       210   1,160
Small Cap
 Equity          134      45        2       45       120     346
International
 Equity          391      78      105      116       143     833
Asia Growth      171      36       50       53        90     400

4.  Portfolio Securities Transactions

Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options) for the year ended January 31, 1997, were as follows:

                                                         Sales or
Fund                                 Purchases          Maturities
---------                          ---------------     -------------
Balanced                            $146,297,709       $123,056,708
Select Equity                        242,635,637        102,479,847
Growth and Income                    330,177,173        256,802,366
Capital Growth                       436,178,218        569,122,643
Small Cap Equity                     202,036,820        256,627,457
International Equity                 400,682,323        166,164,906
Asia Growth                          192,125,629        118,802,040

    Included in the above amounts were purchases and proceeds of sales or maturities of governmental securities for the Balanced Fund in the amounts of $99,727,748 and $91,845,598, respectively.

    For the year ended January 31, 1997, written put option transactions in the Balanced Fund were as follows:

                                       Number of        Premium
Written Options                        Contracts        Received
----------------------                -------------   -------------
Balance outstanding at
  beginning of year                             0      $         0
Options written                                32            5,416
Options repurchased                           (32)          (5,416)
                                   ---------------  ---------------
Balance outstanding,
   end of year                                  0      $         0
                                   ===============  ===============

    For the year ended January 31, 1997, written call option transactions in the Growth and Income Fund were as follows:

                                       Number of        Premium
Written Options                        Contracts        Received
----------------------                -------------   -------------
Balance outstanding at
  beginning of year                             0       $        0
Options written                               438           73,608
Options repurchased                          (438)         (73,608)
                                   ---------------  ---------------
Balance outstanding,
   end of year                                  0       $        0
                                   ===============  ===============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    For the year ended January 31, 1997, written put option transactions in the Small Cap Equity Fund were as follows:

                                       Number of        Premium
Written Options                        Contracts        Received
----------------------                -------------   -------------
Balance outstanding at
   beginning of year                            0      $         0
Options written                             2,100          575,871
Options expired                                (9)          (2,026)
Options exercised                          (1,091)        (238,096)
Options repurchased                        (1,000)        (335,749)
                                   ---------------  ---------------
Balance outstanding,
   end of year                                  0      $         0
                                   ===============  ===============

    Certain risks arise related to call and put options from the possible inability of counterparties to meet the terms of their contracts.

    At January 31, 1997, the Balanced Fund had the following outstanding forward foreign currency exchange contracts:

--------------------------------------------------------------------
   Foreign Currency        Value on                     Unrealized
    Sale Contracts      Settlement Date Current Value      Gain
--------------------------------------------------------------------
Australian Dollar
   expiring 3/14/97          $777,277       $770,585        $6,692
--------------------------------------------------------------------
Total Foreign
   Currency Sale
   Contracts                 $777,277       $770,585        $6,692
--------------------------------------------------------------------

    At January 31, 1997, the International Equity Fund had the following outstanding forward foreign currency exchange contracts:

--------------------------------------------------------------------
   Foreign Currency        Value on                     Unrealized
    Sale Contracts      Settlement Date Current Value  Gain (Loss)
--------------------------------------------------------------------
Swiss Franc
   expiring 4/28/97       $39,343,000    $39,665,062   $  (322,062)

Deutsche Mark
   expiring 2/27/97        22,305,725     22,183,180       122,545

Hong Kong Dollar
   expiring 8/8/97         38,565,981     38,530,005        35,976

Japanese Yen
   expiring 4/24/97       122,316,352    119,792,909     2,523,443
--------------------------------------------------------------------
Total Foreign Currency
   Sale Contracts        $222,531,058   $220,171,156    $2,359,902
--------------------------------------------------------------------
--------------------------------------------------------------------
   Foreign Currency        Value on                     Unrealized
  Purchase Contracts    Settlement Date Current Value  Gain (Loss)
--------------------------------------------------------------------
Hong Kong Dollar
   expiring 2/3/97            $35,454        $35,454            $--
--------------------------------------------------------------------
Total Foreign Currency
    Purchase Contracts        $35,454        $35,454            $--
--------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 1997, the Balanced and International Equity Fund's had sufficient cash and securities to cover any commitments under these contracts.

    The Balanced and International Equity Funds have recorded a "Receivable for forward foreign currency exchange contracts" and "Payable for forward foreign currency exchange contracts" resulting from open and closed but not settled forward foreign currency exchange contracts of $6,692 and $0, and $2,684,757 and $3,434,535, respectively, in the accompanying Statements of Assets and Liabilities. Included in these amounts for the International Equity Fund are $2,793 and $3,112,473, respectively, related to forward contracts closed but not settled as of January 31, 1997.

    For the year ended January 31, 1997, Goldman Sachs earned approximately $5,000, $78,000, $304,000, $36,000, $11,000 and $66,000 of brokerage commissions from portfolio transactions executed on behalf of the Balanced, Growth and Income, Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds, respectively.

5.  Repurchase Agreements

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.



--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

January 31, 1997


--------------------------------------------------------------------------------
6.  Joint Repurchase Agreement Account

The Funds, together with other registered investment companies having advisory agreements with GSAM or GSFM, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At January 31, 1997, the Balanced, Select Equity, Growth and Income, Capital Growth and Small Cap Equity Funds had undivided interests in the repurchase agreements in the following joint account which equaled $9,200,000, $3,600,000, $26,800,000, $18,300,000 and $16,600,000,
respectively, in principal amount. At January 31, 1997, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

--------------------------------------------------------------------
Principal          Interest       Maturity                Amortized
Amount               Rate           Date                    Cost
--------------------------------------------------------------------
Bear Stearns Securities, Inc., dated 01/31/97, repurchase
   price $800,375,333 (GNMA: $26,604,837, 7.50%, 10/15/26;
   FNMA: $720,411,516, 5.50%-8.00%, 02/01/09-09/01/26;
   FHLMC: $77,372,676, 6.00%-8.00%, 04/01/98-07/01/26)
 $800,000,000        5.63%         02/03/97         $   800,000,000
Nomura Securities, Inc. dated 01/31/97, repurchase price
   $100,047,083 (GNMA: $102,007,864, 5.50%-10.25%
   01/15/20-01/20/27)
 100,000,000          5.65         02/03/97             100,000,000
Lehman Government Securities, dated 01/31/97, repurchase
   price $201,894,173 (U.S. Treasury Notes: $191,656,654,
   6.38%, 01/15/00-08/15/02; U.S. Treasury Stripped
   Securities: $14,095,535, 05/15/02-11/15/03)
 201,800,000         5.60          02/03/97             201,800,000

--------------------------------------------------------------------
 Total Joint Repurchase Agreement Account          $  1,101,800,000
--------------------------------------------------------------------

7.  Line of Credit Facility

The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Funds, except the Select Equity Fund, participate in a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended January 31, 1997, the Funds did not have any borrowings under these facilities.

8.  Transactions With Affiliated Companies

A Fund is considered to be invested in an affiliated company if that Fund owns greater than five percent of the outstanding voting securities of such company. Transactions during the year ended January 31, 1997 which are considered to be affiliates of Small Cap Equity are as follows (dollar amounts in thousands):

                 Purchases  Sales      Realized   Dividend   Market
Affiliate Name    at Cost  Proceeds   Gain/(Loss)  Income    Value
--------------------------------------------------------------------
American Safety
Razor              $   --   $5,751     $  289     $  --      $  --
--------------------------------------------------------------------
Alpine Lace
Brands, Inc.        7,790       --         --        --      2,341
--------------------------------------------------------------------
APS Holding
Corp.              10,305      654        290        --      7,869
--------------------------------------------------------------------
J. Baker, Inc.      1,591    1,349     (1,090)       60      7,565
--------------------------------------------------------------------
Black Box, Inc.        --   23,013     14,149        --         --
--------------------------------------------------------------------
Brookstone, Inc.       --    2,722       (758)       --      5,939
--------------------------------------------------------------------
Congoleum Corp.        --    2,323       (102)       --      3,156
--------------------------------------------------------------------
Hollinger
International
Corp.                  --   10,903     (1,311)      112         --
--------------------------------------------------------------------
International Post
Ltd.                   --    2,215     (3,933)       --      1,729
--------------------------------------------------------------------
Morningstar
Group Inc.             --   12,216      6,346        --         --
--------------------------------------------------------------------
Mortons
Restaurant
Group, Inc.            --    4,106      1,625        --      6,439
--------------------------------------------------------------------
Opinion Research
Corp.                  --       --         --        --      2,022
--------------------------------------------------------------------
Pegasus
Communications
Corp.               3,697       --         --        --      3,224
--------------------------------------------------------------------
Platinum
Entertainment
Corp.               3,354       --         --        --      2,675
--------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  Other Matters

As of January 31, 1997, Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was the beneficial owner of approximately 14% of the outstanding shares of the Select Equity Fund.

10.  Certain Reclassifications

In accordance with Statement of Position 93-2, the Balanced, Select Equity, Growth and Income, International Equity and Asia Growth Funds have reclassified $13,068, $9,549, $18,764, $302,042 and $31,712, respectively, from paid-in capital to accumulated undistributed net investment income. Additionally, the Small Cap Equity Fund has reclassified $1,532,848 from accumulated net realized gains on investments to accumulated net investment loss and $18,742 from paid-in capital to accumulated net investment loss. The Select Equity Fund reclassified $40,540 from accumulated net realized gains on investments to distributions in excess of net investment income. The International Equity Fund and the Asia Growth Fund have reclassified $205,942 and $338,857 from accumulated net realized foreign currency loss to distributions in excess of net investment income, respectively. The Asia Growth Fund also reclassified $377,435 from accumulated net realized gains on investments to distributions in excess of net investment income. These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

January 31, 1997


--------------------------------------------------------------------------------

11.  Summary of Share Transactions

Share activity for the year ended January 31, 1997 is as follows:

                                    Balanced Fund           Select Equity Fund         Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
                                     Shares       Dollars       Shares       Dollars       Shares       Dollars
                             -------------------------------------------------------------------------------------
Class A shares
Shares sold                       1,529,469   $27,172,279    3,862,697   $81,642,386     5,616,082  $121,074,992
Reinvestment of dividends
   and distributions                310,437     5,598,883      370,586     8,175,333     2,390,917   52,287,188
Shares repurchased                 (446,535)   (7,533,272)  (1,109,202)  (23,823,146)   (3,328,038) (72,163,062)
                             -------------------------------------------------------------------------------------
                                  1,393,371    25,237,890    3,124,081    65,994,573     4,678,961  101,199,118
                             -------------------------------------------------------------------------------------
Class B shares
Shares sold                         109,171     2,001,768      733,802    15,946,016       729,877   16,222,639
Reinvestment of dividends
   and distributions                  5,284        95,768       24,314       535,407        35,976      787,421
Shares repurchased                   (1,795)      (32,396)     (13,894)     (310,118)      (14,764)    (340,546)
                             -------------------------------------------------------------------------------------
                                    112,660     2,065,140      744,222    16,171,305       751,089   16,669,514
                             -------------------------------------------------------------------------------------
Institutional shares
Shares sold                              --            --    3,151,881    66,277,175         8,228      186,173
Reinvestment of dividends
   and distributions                     --            --      275,197     6,102,331            92        2,020
Shares repurchased                       --            --     (363,536)   (7,991,198)           --           --
                             -------------------------------------------------------------------------------------
                                         --            --    3,063,542    64,388,308         8,321      188,193
                             -------------------------------------------------------------------------------------
Service shares
Shares sold                              --            --      154,590     3,344,141       134,652    2,879,042
Reinvestment of dividends
   and distributions                     --            --        4,126        91,166        12,587      276,180
Shares repurchased                       --            --       (1,252)      (28,032)      (10,262)    (227,331)
                             -------------------------------------------------------------------------------------
                                         --            --      157,464     3,407,275       136,977    2,927,891
                             -------------------------------------------------------------------------------------

Net increase (decrease)  in
   shares                         1,506,031   $27,303,030    7,089,309  $149,961,461     5,575,348  $120,984,716
                             =====================================================================================
                              Capital Growth Fund
-------------------------------------------------------
                                  Shares       Dollars
                             --------------------------
Class A shares
Shares sold                     4,677,047  $73,029,007
Reinvestment of dividends
   and distributions            5,870,272   89,898,521
Shares repurchased            (14,635,348) (229,277,58)
                             ----------------------------
                               (4,088,029) (66,350,058)
                             ----------------------------
Class B shares
Shares sold                       188,331    2,979,890
Reinvestment of dividends
   and distributions               12,408      190,353
Shares repurchased                 (7,499)    (122,231)
                             ----------------------------
                                  193,240    3,048,012
                             ----------------------------
Institutional shares
Shares sold                            --           --
Reinvestment of dividends
   and distributions                   --           --
Shares repurchased                     --           --
                             ----------------------------

                             ----------------------------
Service shares
Shares sold                            --           --
Reinvestment of dividends
   and distributions                   --           --
Shares repurchased                     --           --
                             ----------------------------
                                       --           --
                             ----------------------------

Net increase (decrease) in
   shares                      (3,894,789) $(63,302,046)
                             ============================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                              Small Cap Equity Fund    International Equity Fund        Asia Growth Fund
----------------------------------------------------------------------------------------------------------------
                                 Shares       Dollars        Shares      Dollars        Shares       Dollars
                            ------------------------------------------------------------------------------------
Class A shares
Shares sold                   2,508,268   $52,353,524    12,103,239  $230,847,197     7,588,351  $124,281,405
Reinvestment of dividends
   and distributions             475,255    9,732,097       241,377     4,749,851        11,669       184,607
Shares repurchased            (4,697,902) (94,933,279)   (3,820,157)  (72,226,935)   (3,945,614) (63,723,269)
                            ------------------------------------------------------------------------------------
                              (1,714,379) (32,847,658)    8,524,459   163,370,113     3,654,406    60,742,743
                            ------------------------------------------------------------------------------------
Class B shares
Shares sold                      173,849    3,765,689     1,000,064    19,327,085       210,879     3,433,876
Reinvestment of dividends
   and distributions               7,086      144,474         7,924       155,475           279         4,391
Shares repurchased                (4,391)     (91,616)      (10,181)     (198,263)       (4,771)      (76,391)
                            ------------------------------------------------------------------------------------
                                 176,544    3,818,547       997,807    19,284,297       206,387     3,361,876
                            ------------------------------------------------------------------------------------
Institutional shares
Shares sold                           --           --     3,657,119    70,627,799     1,041,822    16,733,545
Reinvestment of dividends
   and distributions                  --           --        28,973       572,219         2,040        32,281
Shares repurchased                    --           --      (161,923)   (3,153,741)     (228,363)   (3,651,351)
                            ------------------------------------------------------------------------------------
                                      --           --     3,524,169    68,046,277       815,499    13,114,475
                            ------------------------------------------------------------------------------------
Service shares
Shares sold                           --           --        34,686       673,880            --            --
Reinvestment of dividends
   and distributions                  --           --           200         3,947            --            --
Shares repurchased                    --           --           (56)       (1,098)           --            --
                            ------------------------------------------------------------------------------------
                                      --           --        34,830       676,729            --            --
                            ------------------------------------------------------------------------------------

Net increase (decrease) in
   shares                    (1,537,835)  $(29,029,111)  13,081,265  $251,377,416     4,676,292  $77,219,094
                           =====================================================================================

    Share activity for the year ended January 31, 1996 is as follows:

                                     Select Equity Fund
-------------------------------------------------------------
                                      Shares         Dollars
                                ------------- ---------------
Class A shares
Shares sold                        2,479,285     $44,569,920
Reinvestment of dividends and        161,481
   distributions                                   3,032,597
Shares repurchased                (2,578,247)    (45,692,944)
                                ------------- ---------------
                                      62,519       1,909,573
                                ------------- ---------------
Institutional shares
Shares sold                        3,220,915       57,579,398
Reinvestment of dividends and
   distributions                      97,993        1,847,978
Shares repurchased                   (30,492)        (567,188)
                                ------------- ----------------
                                   3,288,416      $58,860,188
                                ------------- ----------------
Net increase                       3,350,935      $60,769,761
                                ============= ================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------
                                                          Income (loss) from                    Distributions to
                                                       investment operations/h/                   shareholders
                                                   -------------------------------  ------------------------------------------
                                                                    Net realized                     From
                                                                   and unrealized                net realized
                                      Net asset                    gain (loss) on     From          gain on      In excess
                                        value,          Net         investments,       net        investment       of net
                                      beginning      investment     options and     investment    and futures    investment
                                      of period        income         futures         income     transactions      income
                                     -----------------------------------------------------------------------------------------
                                                                             BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1997 - Class A Shares................    $17.31         $0.66           $2.47         $(0.66)       $(1.00)           --
1997 - Class B Shares/b/.............     17.46          0.42            2.34          (0.42)        (1.00)          (0.07)
1996 - Class A Shares................     14.22          0.51            3.43          (0.50)        (0.35)           --

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/d/.............     14.18          0.10            0.02          (0.08)       --                --
                                                      Net asset
                                      Net increase      value,                      Portfolio        Average
                                         in net         end of        Total          turnover       commission
                                       asset value      period      return/a/          rate          rate/g/
                                     ---------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1997 - Class A Shares................     $1.47         $18.78         18.59%         208.11/f/      $.0587
1997 - Class B Shares(b).............      1.27          18.73         16.22/c/       208.11/f/       .0587
1996 - Class A Shares................      3.09          17.31         28.10          197.10/f/         --

For the Period Ended January 31,
-------------------------------------
1995 - Class A Shares/d/.............      0.04          14.22          0.87/c/       14.71/c/          --
                                                                                               Ratio assuming no
                                                                                            voluntary waiver of fees
                                                                                             or expense limitations
                                                                                         -------------------------------
                                            Net            Ratio of       Ratio of net                    Ratio of net
                                         assets at           net           investment       Ratio of       investment
                                           end of        expenses to       income to      expenses to     income (loss)
                                           period        average net      average net       average        to average
                                         (in 000s)          assets           assets        net assets      net assets
                                     -----------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1997 - Class A Shares................      $81,410          1.00%           3.76%            1.77%            2.99%
1997 - Class B Shares/b/.............        2,110          1.75/e/         2.59/e/          2.27/e/          2.07/e/
1996 - Class A Shares................       50,928          1.00            3.65             1.90             2.75

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/d/.............        7,510         1.00/e/         3.39/e/           8.29/e/         (3.90)/e/

--------------------------
/a/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/b/ For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
/c/  Not annualized.
/d/ For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
/e/  Annualized.
/f/  Includes the effect of mortgage dollar roll transactions.
/g/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/h/  Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
(The accompanying notes are an integral part of these financial statements.)

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period

----------------------------------------------------------------------------------------------------------------------------

                                                               Income (loss) from                 Distributions to
                                                           investment operations/(h)/               shareholders
                                                           ==========================   ====================================
                                                                        Net realized                  From
                                                                      and unrealized              net realized
                                                 Net asset             gain (loss) on    From        gain on      In excess
                                                  value,      Net       investments,     net        investment     of net
                                                beginning  investment   options and   investment    and futures   investment
                                                 of period   income       futures       income     transactions    income
                                                 ============================================================================
                                                                                  SELECT EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares ........................      19.66     $0.16        $4.46        $(0.16)        $(0.80)         --
1997 - Class B Shares/(f)/....................      20.44      0.04         3.70         (0.04)         (0.80)       (0.16)
1997 - Institutional Shares ..................      19.71      0.30         4.51         (0.28)         (0.80)         --
1997 - Service Shares/(f)/....................      21.02      0.13         3.15         (0.13)         (0.80)       (0.10)
1996 - Class A Shares ........................      14.61      0.19         5.43         (0.16)         (0.41)         --
1996 - Institutional Shares/(d)/..............      16.97      0.16         3.23         (0.24)         (0.41)         --
1995 - Class A Shares ........................      15.93      0.20        (0.38)        (0.20)         (0.94)         --
1994 - Class A Shares ........................      15.46      0.17         2.08         (0.17)         (1.61)         --
1993 - Class A Shares ........................      15.05      0.22         0.41         (0.22)            --          --

For the Period Ended January 31,
================================
1992 - Class A Shares/(e)/....................      14.17      0.11         0.88         (0.11)            --          --

------------------------------------------------------------------------------------------------------------

                                         Net        Net                                               Net
                                       increase    asset                                             assets
                                      (decrease)   value,                Portfolio     Average       end of
                                        in net     end of    Total        turnover    commission     period
                                      asset value  period   return/(a)/     rate       rate/(g)/    (in 000s)
                                      ======================================================================
                                                               SELECT EQUITY FUND
------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
===============================
1997 - Class A Shares ..............     $3.66     $23.32      23.75%         37.28%    $.0417       $225,968
1997 - Class B Shares/(f)/..........      2.74      23.18      18.59/(b)/     37.28      .0417         17,258
1997 - Institutional Shares ........      3.73      23.44      24.63          37.28      .0417        148,942
1997 - Service Shares/(f)/..........      2.25      23.27      15.92/(b)/     37.28      .0417          3,666
1996 - Class A Shares ..............      5.05      19.66      38.63          39.35        --         129,045
1996 - Institutional Shares/(d)/....      2.74      19.71      20.14/(b)/     39.35/(b)/   --          64,829
1995 - Class A Shares ..............     (1.32)     14.61      (1.10)         56.18        --          94,968
1994 - Class A Shares ..............      0.47      15.93      15.12          87.73        --          92,769
1993 - Class A Shares ..............      0.41      15.46       4.30         144.93        --         117,757

For the Period Ended January 31,
================================
1992 - Class A Shares/(e)/............    0.88      15.05       7.01/(b)/    135.02(c)     --         151,142

                                                                              Ratios assuming no
                                                                            voluntary waiver of fees
                                                                             or expense limitations
                                                                            -------------------------
                                                    Ratio of   Ratio of net              Ratio of net
                                                      net       investment   Ratio of     investment
                                                    expenses    income to   expenses to    income
                                                   to average  average net   average      to average
                                                     assets      assets     net assets    net assets
                                                   ==================================================
                                                                   SELECT EQUITY FUND
-----------------------------------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares ........................      1.29%       0.91%        1.53%         0.67%
1997 - Class B Shares/(f)/....................      1.83/(c)/   0.06/(c)/    2.00/(c)/    (0.11)/(c)/
1997 - Institutional Shares ..................      0.65        1.52         0.85          1.32
1997 - Service Shares/(f)/....................      1.15/(c)/   0.69/(c)/    1.35/(c)/     0.49/(c)/
1996 - Class A Shares ........................      1.25        1.01         1.55          0.71
1996 - Institutional Shares/(d)/..............      0.65/(c)/   1.49/(c)/    0.96/(c)/     1.18/(c)/
1995 - Class A Shares ........................      1.38        1.33         1.63          1.08
1994 - Class A Shares ........................      1.42        0.92         1.67          0.67
1993 - Class A Shares ........................      1.28        1.30         1.53          1.05

For the Period Ended January 31,
================================
1992 - Class A Shares/(e)/....................      1.57/(c)/   1.24/(c)/    1.82/(c)/     0.99/(c)/

--------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/ Not annualized.
/(c)/ Annualized.
/(d)/ For the period from June 15, 1995 (commencement of operations) to January
     31, 1996.
/(e)/ For the period from May 24, 1991 (commencement of operations) to January
     31, 1992.
/(f)/ For the period from May 1 and June 7, 1996 (commencement of operations) to
     January 31, 1997 for Class B and Service shares, respectively.
/(g)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(h)/ Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period


--------------------------------------------------------------------------------

                                                  Income (loss) from
                                                      investment
                                                    operations/(h)/         Distributions to shareholders
                                                ======================  =====================================
                                                               Net
                                                            realized
                                                              and                     From net
                                         Net                unrealized                realized
                                        asset              gain(loss)                   gain          In                       Net
                                       value,                  on                        on         excess                  Increase
                                      beginning    Net     investments   From net    investment     of net     Additional    in net
                                         of     investment    and       investment   and option    investment    paid-in     asset
                                       period    income     options       income    transactions    income       capital     value
                                     ===============================================================================================

                                                                         GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares .............    $19.98     $0.35      $5.18       $(0.35)       $(1.97)     $ (0.01)      $  --      $3.20
1997 - Class B Shares/(f)/ ........     20.82      0.17       4.31        (0.17)        (1.97)       (0.06)         --       2.28
1997 - Institutional Shares/(f)/ ..     21.25      0.29       3.96        (0.30)        (1.97)       (0.04)         --       1.94
1997 - Service Shares/(f)/ ........     20.71      0.28       4.50        (0.28)        (1.97)       (0.07)         --       2.46
1996 - Class A Shares .............     15.80      0.33       4.75        (0.30)        (0.60)         --           --       4.18
1995 - Class A Shares .............     15.79      0.20/(b)/  0.30/(b)/   (0.20)        (0.33)       (0.07)       0.11/(b)/  0.01
For the Period Ended January 31,
==================================
1994 - Class A Shares/(c)/.........     14.18      0.15       1.68        (0.15)        (0.06)       (0.01)         --       1.61


                                                                                                 Ratio of      Ratio of
                                                                                      Net          net           net
                                        Net                                          assets      expenses     investment
                                       asset                                           at          to         income to
                                       value     Total     Portfolio    Average      end of      average       average
                                      end of     return    turnover    commission    period        net           net
                                      period     /(a)/       rate       rate/(g)/   (in 000s)     assets       assets
                                     ===================================================================================
                                                                   GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares .............    $23.18     28.42%     53.03%      $.0586      $615,103     1.22%        1.60%
1997 - Class B Shares/(f)/ ........     23.10     22.23/(d)/ 53.03        .0586        17,346     1.93/(e)/    0.15/(e)/
1997 - Institutional Shares/(f)/ ..     23.19     20.77/(d)/ 53.03        .0586           193     0.82/(e)/    1.36/(e)/
1997 - Service Shares/(f)/ ........     23.17     23.87/(d)/ 53.03        .0586         3,174     1.32/(e)/    0.94/(e)/
1996 - Class A Shares .............     19.98     32.45      57.93        --          436,757     1.20         1.67
1995 - Class A Shares .............     15.80      3.97      71.80        --          193,772     1.25         1.28
For the Period Ended January 31,
==================================
1994 - Class A Shares/(c)/.........     15.79     13.08/(d)/102.23/(d)/   --           41,528     1.25/(e)/    1.23/(e)/



                                                   Ratios assuming no
                                                voluntary waiver of fees
                                                 or expense limitations
                                            =================================
                                                                 Ratio of
                                              Ratio of         net investment
                                              expenses          income (loss)
                                             to average          to average
                                             net assets          net assets
                                            =================================
                                                 GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares .............            1.43%                1.39%
1997 - Class B Shares/(f/) ........            1.93/(e)/            0.15/(e)/
1997 - Institutional Shares/(f)/ ..            0.82/(e)/            1.36/(e)/
1997 - Service Shares/(f)/ ........            1.32/(e)/            0.94/(e)/
1996 - Class A Shares .............            1.45                 1.42
1995 - Class A Shares .............            1.58                 0.95
For the Period Ended January 31,
==================================
1994 - Class A Shares/(c)/.........            3.24/(e)/           (0.76)/(e)/

----------------------------------
/(a)/Assumes investment at the net asset v alue at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/Calculated based on the average shares outstanding methodology.
/(c)/For the period from February 5, 1993 (commencement of operations) to
     January 31, 1994.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/For the period from March 6, May 1 and June 3, 1996 (commencement of operations) to January 31, 1997 for Service, Class B and Institutional shares, respectively.
/(g)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(h)/Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period


-----------------------------------------------------------------------------------------------------------------------------------
                                                              Income (loss) from
                                                           investment operations/(g)/         Distributions to shareholders
                                                         ===========================  =============================================
                                                                       Net realized
                                                                      and unrealized                   From net
                                              Net asset               gain (loss) on                 realized gain     In excess
                                               value,        Net       investments,    From net     on investments,      of net
                                              beginning   investment   options and    investment        options        investment
                                              of period     income       futures        income        and futures        income
                                            =======================================================================================
                                                                                 CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares....................       $14.91        $0.10        $3.56         $ (0.10)       $ (1.72)         $(0.02)
1997 - Class B Shares(b).................        15.67         0.01         2.81           (0.01)         (1.72)          (0.09)
1996 - Class A Shares....................        13.67         0.12         3.93           (0.12)         (2.69)             --
1995 - Class A Shares....................        15.96         0.03        (0.69)          (0.01)         (1.62)             --
1994 - Class A Shares....................        14.64         0.02         2.40           (0.01)         (1.07)          (0.02)
1993 - Class A Shares....................        13.65         0.06         2.28           (0.07)         (1.28)             --
1992 - Class A Shares....................        11.10         0.28         2.90           (0.31)         (0.32)             --

For the Period Ended January 31,
================================
1991 - Class A Shares/(c)/...............        11.34         0.34        (0.27)          (0.31)            --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Net
                                             Net increase     Net asset                                               assets at
                                              (decrease)        value,                  Portfolio       Average         end of
                                                in net          end of        Total     turnover       commission       period
                                              asset value       period      return/(a)/   rate          rate/(f)/     (in 000s)
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares....................      $1.82            $16.73        25.97%       52.92%        $.0563           $920,646
1997 - Class B Shares(b).................       1.00             16.67        19.39/(d)/   52.92          .0563              3,221
1996 - Class A Shares....................       1.24             14.91        30.45        63.90           --              881,056
1995 - Class A Shares....................      (2.29)            13.67        (4.38)       38.36           --              862,105
1994 - Class A Shares....................       1.32             15.96        16.89        36.12           --              833,682
1993 - Class A Shares....................       0.99             14.64        18.01        58.93           --              665,976
1992 - Class A Shares....................       2.55             13.65        29.31        48.93           --              500,307

For the Period Ended January 31,
================================
1991 - Class A Shares(c).................      (0.24)            11.10         0.84/(d)/   35.63/(d)/      --              437,533
-------------------------------------------------------------------------------------------------------------
                                                                                        Ratios assuming no
                                                                                     voluntary waiver of fees
                                                                                   =============================

                                               Ratio of        Ratio of net                     Ratio of net
                                                  net           investment        Ratio of       investment
                                              expenses to    income (loss) to   expenses to    income (loss)
                                              average net        average          average        to average
                                                assets          net assets       net assets      net assets
                                            ====================================================================

----------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares....................        1.40%           0.62%           1.65%            0.37%
1997 - Class B Shares/(b)/.................      2.15/(e)/      (0.39)/(e)/      2.15/(e)/       (0.39)/(e)/
1996 - Class A Shares....................        1.36            0.65            1.61             0.40
1995 - Class A Shares....................        1.38            0.16            1.63            (0.09)
1994 - Class A Shares....................        1.38            0.13            1.63            (0.12)
1993 - Class A Shares....................        1.41            0.42            1.66             0.17
1992 - Class A Shares....................        1.53            2.09            1.78             1.84

For the Period Ended January 31,
--------------------------------
1991 - Class A Shares/(c)/...............        1.27/(d)/       3.24/(d)/       1.47/(d)/        3.04/(d)/

--------------------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/For the period from May 1, 1996 (commencement of operations) to
     January 31, 1997.
/(c)/For the period from April 20, 1990 (commencement of operations) to January
     31, 1991.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(g)/Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period



--------------------------------------------------------------------------------


                                                   Income (loss) from                     Distributions to
                                                investment  operations/(g)/                  shareholders
                                                ===========================   =======================================
                                                                                            From          In excess
                                                                                             net              of
                                                             Net realized                  realized        realized        Net
                                                            and unrealized                 gain on         gains on      increase
                                     Net asset      Net     gain (loss) on     From       investment,     investment    (decrease)
                                       value,    investment  investments,       net       option and      option and      in net
                                     beginning     income    options and     investment    futures         futures        asset
                                     of period     (loss)      futures         income    transactions    transactions     value
                                     ==============================================================================================

                                                      SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
===================================
1997 - Class A Shares .............  $17.29        $(0.21)      $4.92        $   -        $(1.09)        $   -            $3.62
1997 - Class B Shares/(b)/.........   20.79         (0.11)       1.21            -         (1.09)            -             0.01
1996 - Class A Shares .............   16.14         (0.23)       1.39            -         (0.01)            -             1.15
1995 - Class A Shares .............   20.67         (0.07)      (3.53)           -         (0.69)          (0.24)         (4.53)
1994 - Class A Shares .............   16.68         (0.04)       5.03            -         (1.00)            -             3.99

For the Period Ended January 31,
===================================
1993 - Class A Shares/(c)/.........   14.18          0.03        2.50          (0.03)        -               -             2.50

----------------------------------------------------------------------------------------------------
                                   Net asset                                           Net assets
                                     value,                   Portfolio    Average      at end of
                                     end of      Total        turnover    commission     period
                                     period    return/(a)/      rate       rate/(f)/    (in 000s)
                                   ================================================================

                                                        SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------

For the Year Ended January 31,
===================================
1997 - Class A Shares .............  $20.91     27.28%          99.46%       $.0461       $212,061

1997 - Class B Shares/(b)/.........   20.80     5.39/(d)/       99.46         .0461          3,674
1996 - Class A Shares .............   17.29     7.20            57.58           -          204,994
1995 - Class A Shares .............   16.14   (17.53)           43.67           -          319,487
1994 - Class A Shares .............   20.67    30.13            56.81           -          261,074

For the Period Ended January 31,
===================================
1993 - Class A Shares/(c)/.........   16.68    17.86/(d)/        7.12/( e)/     -           59,339

---------------------------------------------------------------------------------------------
                                                                      Ratios assuming no
                                                                   voluntary waiver of fees
                                                    Ratio of      ===========================
                                      Ratio of        net                        Ratio of
                                         net       investment      Ratio of         net
                                       expenses      income        expenses      investment
                                      to average     (loss) to    to average      loss to
                                         net       average net       net        average net
                                       assets        assets         assets        assets
                                      =======================================================

                                                    SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------
For the Year Ended January 31,
===================================
1997 - Class A Shares .............     1.60%         (0.72)%        1.85%        (0.97)%
1997 - Class B Shares/(b)/.........     2.35/(e)/     (1.63)/(e)/    2.35/(e)/    (1.63)/(e)/
1996 - Class A Shares .............     1.41          (0.59)         1.66         (0.84)
1995 - Class A Shares .............     1.53          (0.53)         1.78         (0.78)
1994 - Class A Shares .............     1.60          (0.45)         1.85         (0.70)

For the Period Ended January 31,
===================================
1993 - Class A Shares/(c)/.........     1.65/(e)/      0.62/(e)/     2.70/(e)/    (0.43)/(e)/

------------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/For the period from May 1, 1996 (commencement of operations) to January 31,
     1997.
/(c)/For the period from October 22, 1992 (commencement of operations) to
     January 31, 1993.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(g)/Includes the balancing effect of calculating per share amounts.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period


--------------------------------------------------------------------------------

                                                                Income (loss) from                           Distributions
                                                             investment operations/(g)/                     to shareholders
                                                  ================================================= ==============================
                                                                        Net          Net realized                       From net
                                                                     realized       and unrealized                      realized
                                                                  and unrealized      gain (loss)                        gain on
                                      Net asset                   gain (loss) on      on foreign       From            investment,
                                       value,          Net         investments,        currency         net            option and
                                      beginning    investment         options          related      investment           futures
                                      of period   income (loss)     and futures      transactions     income          transactions
                                      ============================================================================================
                                                                       INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
=====================================
1997 - Class A Shares...............    $17.20        $0.10             $3.51            $(1.28)        $  --             $(0.21)
1997 - Class B Shares/(e)/..........     18.91        (0.06)             0.94             (0.34)           --              (0.21)
1997 - Institutional Shares/(e)/....     17.45         0.04              3.39             (1.24)         (0.03)            (0.21)
1997 - Service Shares/(e)/..........     17.70        (0.02)             2.95             (1.08)           --              (0.21)
1996 - Class A Shares ..............     14.52         0.13              2.58              1.42          (0.58)            (0.87)
1995 - Class A Shares...............     18.10         0.06             (3.04)            (0.01)           --              (0.59)
1994 - Class A Shares...............     14.35         0.05              4.08             (0.38)           --                --

For the Period Ended January 31,
=====================================
1993 - Class A Shares/(b)/..........     14.18        (0.01)             0.29             (0.11)           --                --

---------------------------------------------------------------------------------------------------------------------------
                                              Net
                                           increase      Net asset
                                          (decrease)      value,                   Portfolio    Average    Net assets at
                                         in net asset     end of         Total     turnover   commission   end of period
                                             value        period      return/(a)/    rate       rate/(f)/    (in 000s)
                                         ==================================================================================

---------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
========================================
1997 - Class A Shares...................  $  2.12         $19.32       13.48%        38.01%       $.0318       $536,283
1997 - Class B Shares/(e)/..............     0.33          19.24        2.83/(c)/    38.01         .0318         19,198
1997 - Institutional Shares/(e)/........     1.95          19.40       12.53/(c)/    38.01         .0318         68,374
1997 - Service Shares/(e)/..............     1.64          19.34       10.42/(c)/    38.01         .0318            674
1996 - Class A Shares ..................     2.68          17.20       28.68         68.48          --          330,860
1995 - Class A Shares...................    (3.58)         14.52      (16.65)        84.54          --          275,086
1994 - Class A Shares...................     3.75          18.10       26.13         60.04          --          269,091

For the Period Ended January 31,
========================================
1993 - Class A Shares/(b)/..............     0.17          14.35        1.23/(c)/     0.00          --           66,063

-----------------------------------------------------------------------------------------------------
                                                                            Ratios assuming no
                                                                       voluntary waiver of fees or
                                                                           expense limitations
                                                                      ===============================

                                                         Ratio of net                   Ratio of
                                            Ratio of      investment                 net investment
                                              net           income       Ratio of        income
                                          expenses to     (loss) to      expenses        (loss)
                                          average net    average net    to average     to average
                                             assets         assets      net assets     net assets
                                        =============================================================

-----------------------------------------------------------------------------------------------------
For the Year Ended January 31,
========================================
1997 - Class A Shares...................     1.69%        (0.07)%          1.88%         (0.26)%
1997 - Class B Shares/(e)/..............     2.23/(d)/    (0.97)/(d)/      2.38/(d)/     (1.12)/(d)/
1997 - Institutional Shares/(e)/........     1.10/(d)/     0.43/(d)/       1.25/(d)/      0.28/(d)/
1997 - Service Shares/(e)/..............     1.60/(d)/    (0.40)/(d)/      1.75/(d)/     (0.55)/(d)/
1996 - Class A Shares ..................     1.52          0.26            1.77           0.01
1995 - Class A Shares...................     1.73          0.40            1.98           0.15
1994 - Class A Shares...................     1.76          0.51            2.01           0.26

For the Period Ended January 31,
========================================
1993 - Class A Shares/(b)/..............     1.80/(d)/    (0.42)/(d)/      2.58/(d)/     (1.20)/(d)/

--------------------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/For the period from December 1, 1992 (commencement of operations) to
     January 31, 1993.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/For the period from February 7, March 6 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional, Service and Class B shares, respectively.
/(f)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(g)/Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period

----------------------------------------------------------------------------------------------------------------------------------
                                                                    Income (loss)                        Distributions to
                                                            from investment operations /(g)/               shareholders
                                                      --------------------------------------------- ------------------------------
                                                                                           Net
                                                                                      realized and
                                                                                       unrealized
                                              Net                        Net             gain on
                                             asset         Net       realized and        foreign
                                            value,     investment     unrealized        currency     From net        In excess
                                           beginning     income     gain(loss) on        related    investment   of net investment
                                           of period     (loss)      investments      transactions    income           income
                                          ----------------------------------------------------------------------------------------

                                                                           ASIA GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
------------------------------
1997 - Class A Shares.....................   $16.49       $ 0.06         $(0.11)         $(0.12)        $(0.01)      $ --
1997 - Class B Shares/(e)/................    17.31        (0.05)         (0.48)          (0.51)          --          (0.03)
1997 - Institutional Shares/(e)/..........    16.61         0.04          (0.11)          (0.11)         (0.04)       (0.06)
1996 - Class A Shares.....................    13.31         0.17           3.44           (0.12)         (0.17)       (0.14)

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/(b)/................    14.18         0.11          (0.89)           0.01          (0.10)        --


------------------------------------------------------------------------------------------------------------------------------
                                             Net
                                           increase       Net
                                          (decrease)     asset
                                            in net       value,                  Portfolio      Average      Net assets at
                                            asset        end of       Total      turnover      commission    end of period
                                            value        period    return/(a)/     rate         rate/(f)/        (000s)
                                          ------------------------------------------------------------------------------------

                                                                           ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
------------------------------
1997 - Class A Shares.....................  $(0.18)      $16.31     (1.01)%        48.40%       $.0151           $263,014
1997 - Class B Shares/(e)/................   (1.07)       16.24     (6.02)/(c)/    48.40         .0151              3,354
1997 - Institutional Shares/(e)/..........   (0.28)       16.33     (1.09)/(c)/    48.40         .0151             13,322
1996 - Class A Shares.....................    3.18        16.49     26.49          88.80          --              205,539

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/(b)/................   (0.87)       13.31     (5.46)/(c)/    36.08/(c)/     --              124,298


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratios assuming no
                                                                                                       voluntary waiver of fees
                                                                                                         or expense limitations
                                                                                                      ------------------------------
                                                                             Ratio          Ratio                       Ratio
                                                                            of net          of net      Ratio of        of net
                                                                          expenses to     investment    expenses      investment
                                                        Net assets at       average      income(loss)  to average    income(loss)
                                                        end of period         net         to average       net        to average
                                                            (000s)          assets        net assets     assets       net assets
                                                     -------------------------------------------------------------------------------

                                                         ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
------------------------------
1997 - Class A Shares................................       $263,014         1.67%          0.20%          1.87%          0.00%
1997 - Class B Shares/(e)/...........................          3,354         2.21/(d)/     (0.56)/(d)/     2.37/(d)/     (0.72)/(d)/
1997 - Institutional Shares/(e)/.....................         13,322         1.10/(d)/      0.54/(d)/      1.26/(d)/      0.38/(d)/
1996 - Class A Shares................................        205,539         1.77           1.05           2.02           0.80

For the Period Ended January 31,
--------------------------------

1995 - Class A Shares/(b)/...........................        124,298         1.90/(d)/      1.83/(d)/      2.38/(d)/      1.35/(d)/

--------------------------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from July 8, 1994 (commencement of operations) to January 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 2 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g)  Includes the balancing effect of calculating per share amounts.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants


--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of the Goldman Sachs Equity Portfolios, Inc.:

   We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Equity Portfolios, Inc. (a Maryland Corporation), comprising the Balanced Fund, Select Equity Fund, Growth and Income Fund, Capital Growth Fund, Small Cap Equity Fund, International Equity Fund and Asia Growth Fund, including the statements of investments, as of January 31, 1997 and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Equity Portfolios, Inc. as of January 31, 1997 the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                    ARTHUR ANDERSEN LLP

Boston, Massachusetts
March 15, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------  ----------------------------------------









                     [This Page Intentionally Left Blank]









--------------------------------------  ----------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------







--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Equity Portfolios, Inc. Prospectus which contains facts concerning the Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------  ---------------------------------------------
DEAR SHAREHOLDERS:

  The U.S. stock market handsomely rewarded investors during the six-month period ended July 31, 1997. Despite predictions that the rally's momentum would falter following robust gains in 1995 and 1996, the market defied expectations by continuing its dramatic push into previously unexplored heights. Investors in most European markets also fared well, while the performance of several Asian markets was dampened by regional issues.

U.S. STOCK MARKET REACHED RECORD LEVELS AS VOLATILITY INCREASED
  The U.S. stock market soared during the period under review, achieving an impressive 22.6% gain, as measured by the Standard & Poor's 500 stock index. As was the case for much of last year, the market was led by "mega-cap" stocks, the largest capitalization stocks in the index. To a significant extent, the market's rally was attributable to highly favorable economic conditions: low inflation, low unemployment, strong productivity gains and healthy profits. As the market extended its advance, however, volatility increased. This trend was particularly evident during the first half of the period, when stronger-than-expected economic data prompted Federal Reserve policy makers to raise the Federal funds rate by a quarter-percentage point in March to 5.50%. The Fed's increase--its first since February 1995--fanned fears of a series of rate hikes, and caused the market to sell off sharply from mid-March through mid-April.
  By the end of April, however, newly released data reassured investors that the market-friendly environment remained intact: Moderating growth made further rate hikes appear less likely, inflation remained subdued and most companies continued to report strong earnings. These favorable factors helped the market quickly recoup its losses and propelled indexes to record highs throughout the latter half of the period. By mid-July, the Dow Jones Industrial Average closed above 8000 for the first time, only five months after it hit the 7000 milestone.

ECONOMIC ACTIVITY MODERATED DURING THE SPRING, FOLLOWING A ROBUST FIRST QUARTER
  Real GDP surged at a 4.9% annualized rate during the first quarter of 1997, spurred by an upswing in consumer spending, rising factory output and buoyant construction outlays. During the second quarter, however, real GDP eased to a somewhat more moderate 3.6% growth rate (annualized), partly because a cool spring impacted weather-sensitive areas such as retail sales and construction. In July, most economic data pointed toward strengthening growth, as indicated by a tightening labor market, a rebound in consumer purchases and an increase in home sales.

OUTLOOK: ECONOMIC GROWTH IS EXPECTED TO ACCELERATE DURING THE REMAINDER OF THE YEAR
  Despite slowing economic activity during the second quarter, Goldman Sachs' economists expect above-average growth to resume later in the year. If growth does accelerate, increasing pressure on labor resources is likely to cause wage inflation to climb and trigger further

--------------------------------  ---------------------------------------------
 TABLE OF CONTENTS

Introduction/Market Overview.........    1
Goldman Sachs Balanced Fund..........    3
Goldman Sachs CORE U.S. Equity Fund..   12
Goldman Sachs CORE Large Cap Growth
 Fund................................   20
Goldman Sachs Capital Growth Fund....   26
Goldman Sachs Mid Cap Equity Fund....   32

Goldman Sachs International Equity
 Fund................................   36
Goldman Sachs Small Cap Equity Fund..   43
Goldman Sachs Asia Growth Fund.......   48
Financial Statements.................   54
Notes to Financial Statements........   62
Financial Highlights.................   73

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
Fed monetary tightening by year-end. While the stock market's recent gains have been impressive, additional rate hikes could affect equity performance. As always, it is important to maintain realistic expectations regarding your equity investments' returns.
  We appreciate your investment in Goldman Sachs equity funds and look forward to continuing to serve your investment needs in the future.

Sincerely,


/s/ David B. Ford     /s/ John P. McNulty


David B. Ford         John P. McNulty
Co-Head,              Co-Head,
Goldman Sachs         Goldman Sachs
Asset Management      Asset Management




August 29, 1997

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Balanced Fund seeks to provide investors with a combination of long-term growth of capital and current income by investing in a diversified portfolio that includes both equity and fixed income securities. Under normal market conditions, the fund is expected to maintain an asset mix of 45% to 65% in equity securities, with the remainder (at a minimum 25%) in fixed income senior securities. The fund's portfolio management team reviews its asset mix on a regular basis and adjusts it to reflect changes in the economic environment.
  Stocks are selected using a value style, focusing on those stocks judged to be inexpensive relative to their expected long-term earnings and ability to pay dividends. We also consider the degree to which a company's management is committed to increasing value for shareholders.
  In the fixed income portion of the portfolio, the portfolio is actively managed within a risk-controlled framework. We seek to minimize interest rate risk relative to the portfolio's benchmark, and focus on seeking to add value through sector selection, security selection and yield curve strategies.

PERFORMANCE REVIEW: SUCCESSFUL EQUITY AND FIXED INCOME INVESTMENTS

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                             FUND TOTAL RETURN
                               (BASED ON NET                                       BENCHMARK
                               ASSET VALUE)                                      TOTAL RETURN+
                             -----------------                                   -------------
  Class A*                        15.42%                                            14.71%
  Class B*                        15.01%                                            14.71%

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.
+ The benchmark is a combination of the S&P 500 stock index (weighted at 55%) and the Lehman Brothers Aggregate Bond Index (weighted at 45%) assuming reinvestment of all dividends and interest.

  During the period under review, both of the fund's share classes outperformed the benchmark, as the accompanying table demonstrates. The equity and fixed income portions of the fund both achieved favorable results, with equity investments contributing most to relative outperformance. In addition, the fund's asset mix yielded positive results. As of July 31, 1997, 56.4% of the fund's net assets was invested in equities, 40.6% in fixed income and the remainder in cash equivalents.
  We are pleased to note that the fund fared well relative to its peers. According to Lipper Analytical Services, Inc., Class A and B shares placed within the top 15% of balanced funds (35th and 46th out of 317 funds for Class A and B, respectively) for the 12-month period ended July 31, 1997. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

HEALTHCARE, CONSUMER GOODS AND AIRLINE STOCKS WERE AMONG THE FUND'S BEST PERFORMERS
  The fund's top-performing stocks came from a diverse range of sectors, including healthcare, consumer goods and airlines. AETNA, INC., a leading healthcare provider, benefited from a friendlier regulatory environment and consolidation in the healthcare industry. SUNBEAM CORP., INC., a consumer products company, achieved strong results as investors responded positively to its recent reforms, including major asset sales, improved distribution and a new line of feature-laden products. CONTINENTAL AIRLINES, INC. performed well as its improved service enabled it to continue to increase its share of business traffic, which is typically more profitable than leisure travel. In contrast, FRUIT OF THE LOOM, INC. was a disappointing performer as it was impacted by a price war in screenprint tee shirts but held its prices steady in order to maintain margins.
  During the period, we significantly increased the fund's weighting in technology stocks. New investments in the sector included two computer hardware manufacturers: BAY NETWORKS, INC. (networking and

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
connectivity products) and QUANTUM CORP. (disk drives and other information storage products).

 TOP 10 EQUITY HOLDINGS AS OF JULY 31, 1997

                                      PERCENTAGE
                                       OF TOTAL
  COMPANY          LINE OF BUSINESS   NET ASSETS
  -------          ----------------   ----------
  Lear Corp.       Autoparts/Original    2.6%
                    Equipment
  Sunbeam Corp.,                         2.1
   Inc.            Appliances
  Aetna, Inc.      Healthcare            2.1
                    Management
  Quantum Corp.    Computer Component    2.1
                    Manufacturer
  Unicom Corp.     Electric Utility      2.0
  Tosco Corp.      Oil Refining and      2.0
                    Marketing
  Lockheed Martin                        2.0
   Corp.           Defense
  Cigna Corp.      Insurance             2.0
  Morgan Stanley   Financial Services    1.8
   Dean Witter,
   Discover & Co.
  Avnet, Inc.      Electronic            1.8
                    Components
                    Distributor

FIXED INCOME HOLDINGS PERFORMED WELL AMID FAVORABLE CONDITIONS
  Mortgage-backed securities (MBS) continued to account for the fund's largest fixed income allocation at 13.7% of the portfolio's total net assets. The MBS sector was one of the strongest performers during the period, benefiting from declining volatility and stable mortgage prepayments. Corporate bonds, a 10.1% allocation, also performed well as spreads continued to tighten amid positive earnings growth and continued structural consolidation (e.g., mergers and acquisitions activity, restructuring). Asset-backed securities (ABS) (6.0%) experienced selling pressure early in the year, and then strengthened as concerns regarding general credit deterioration and potentially vulnerable insurance guarantees diminished. Emerging market debt was one of the smaller portfolio allocations (3.0%), but significantly contributed to performance due to a combination of positive emerging market country credit trends and global liquidity. The remainder of the fixed income allocation was invested in U.S. Treasuries (6.9%) to manage the fund's interest rate risk.

OUTLOOK
  We remain committed to our strategy of identifying and purchasing stocks that trade at a discount to their long-term earnings power and dividend-yielding ability. In a market that has been characterized by speculation and momentum at different times since the beginning of 1995, we believe that a value approach is well suited to weather the ups and downs associated with a turbulent market.
  In the fixed income markets, we are generally maintaining a neutral posture as most sectors are currently trading at tight spreads. Regarding specific sectors, support remains strong in the MBS market, but we believe spreads could widen should volatility increase or investor demand diminish. In the ABS sector, we expect spreads to stabilize or tighten modestly as new issuance subsides and bargain hunters emerge, and will continue to emphasize issues with tight underwriting standards and strong servicing capabilities. We have a neutral view for the corporate sector, which is unlikely to experience much further compression despite an anticipated reacceleration in economic activity during the second half of the year. Finally, we are moderately optimistic regarding the emerging debt sector, where we expect to shift the fund's allocations among the different countries as we identify attractive investment opportunities.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  We will continue to carefully monitor the fund's asset allocation and adjust its equity and fixed income weightings as economic and market conditions change.

/s/ Ronald E. Gutfleish

Ronald E. Gutfleish
Senior Portfolio Manager,
U.S. Active Equity Value

/s/ G. Lee Anderson

G. Lee Anderson
Portfolio Manager,
U.S. Active Equity Value

/s/ Eileen A. Aptman

Eileen A. Aptman
Portfolio Manager,
U.S. Active Equity Value

August 29, 1997

/s/ Jonathan A. Beinner

Jonathan A. Beinner
Co-Head,
U.S. Fixed Income

/s/ C. Richard Lucy

C. Richard Lucy
Co-Head,
U.S. Fixed Income

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Shares  Description                        Value
------------------------------------------------------
 COMMON STOCKS--56.2%
 AEROSPACE/DEFENSE--2.0%
  25,100 Lockheed Martin Corp.         $     2,673,150
------------------------------------------------------
 AIRLINES--2.4%
  16,100 AMR Corp.*                          1,731,756
  39,000 Continental Airlines, Inc.*         1,462,500
------------------------------------------------------
                                             3,194,256
------------------------------------------------------
 APPLIANCE MANUFACTURER--2.1%
  73,000 Sunbeam Corp.                       2,856,125
------------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--2.6%
  71,700 Lear Corp.*                         3,432,638
------------------------------------------------------
 AUTO/VEHICLE--1.6%
  51,600 Ford Motor Co.                      2,109,150
------------------------------------------------------
 BANKS--5.2%
  20,600 BankAmerica Corp.                   1,555,300
  20,700 Chase Manhattan Corp.               2,350,744
  12,500 Fleet Financial Group, Inc.           848,438
   9,000 NationsBank Corp.                     640,688
  13,400 Republic of New York Corp.          1,547,700
------------------------------------------------------
                                             6,942,870
------------------------------------------------------
 BUILDING MATERIALS & CONSTRUCTION--0.8%
  32,300 Owens Illinois Corp.*               1,114,350
------------------------------------------------------
 CHEMICAL PRODUCTS--1.6%
  31,200 Union Carbide Corp.                 1,727,700
  22,200 Geon Co.                              427,350
------------------------------------------------------
                                             2,155,050
------------------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--0.5%
  19,600 MCI Communications, Inc.              692,125
------------------------------------------------------
 DATACOM EQUIPMENT--1.2%
  51,300 Bay Networks, Inc.*                 1,564,650
------------------------------------------------------
 DEFENSE--1.0%
  17,300 McDonnell Douglas Corp.             1,323,450
------------------------------------------------------
 ELECTRIC UTILITIES--2.8%
  41,200 Long Island Lighting Co.            1,011,975
 120,600 Unicom Corp.                        2,736,113
------------------------------------------------------
                                             3,748,088
------------------------------------------------------

 Shares  Description                      Value
--------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERTAINMENT AND LEISURE--0.8%
  26,100 Royal Caribbean Cruise Lines   $1,035,844
--------------------------------------------------
 FOREST PRODUCTS--2.5%
  18,600 Georgia Pacific Corp.           1,756,538
  90,500 Stone Container Corp.*          1,504,563
--------------------------------------------------
                                         3,261,101
--------------------------------------------------
 HEALTHCARE MANAGEMENT--6.3%
  24,200 Aetna Inc.                      2,757,288
  54,200 Columbia HCA Healthcare         1,747,950
  46,000 Foundation Health Systems*      1,489,250
  79,400 Tenet Healthcare Corp.*         2,377,038
--------------------------------------------------
                                         8,371,526
--------------------------------------------------
 HOME BUILDERS--2.4%
  22,600 Centex Corp.                    1,259,950
  51,000 Lennar Corp.                    1,899,750
--------------------------------------------------
                                         3,159,700
--------------------------------------------------
 INSURANCE BROKERS--0.3%
   4,200 Loews Corp.                       454,125
--------------------------------------------------
 INSURANCE-LIFE--2.0%
  13,300 Cigna Corp.                     2,653,350
--------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--0.3%
   9,200 Allmerica Financial Corp.         407,100
--------------------------------------------------
 INTEGRATED OIL--1.7%
  15,600 Atlantic Richfield Co.          1,167,075
   9,900 Texaco, Inc.                    1,149,019
--------------------------------------------------
                                         2,316,094
--------------------------------------------------
 LOGISTICS/RAIL--0.7%
  29,200 Canadian Pacific Ltd.             881,475
--------------------------------------------------
 OIL REFINING & MARKETING--2.0%
  85,600 Tosco Corp.                     2,680,350
--------------------------------------------------
 PERSONAL COMPUTERS-PERIPHERALS--2.1%
  94,600 Quantum Corp*                   2,749,313
--------------------------------------------------
 SECURITY AND COMMODITY BROKERS, DEALERS AND
 SERVICES--1.8%
  47,000 Morgan Stanley Dean Witter      2,458,688
--------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


 Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SEMICONDUCTORS--1.8%
  36,800 Avnet, Inc.                     $  2,421,900
-----------------------------------------------------
 STEEL--1.0%
  29,800 AK Steel Holding Corp.             1,367,075
-----------------------------------------------------
 SUPERMARKETS--2.1%
  70,300 Fleming Companies, Inc.            1,120,406
  41,200 Supervalu, Inc.                    1,668,600
-----------------------------------------------------
                                            2,789,006
-----------------------------------------------------
 TEXTILES--1.3%
  65,000 Fruit of the Loom, Inc.*           1,779,375
-----------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--1.6%
  33,500 Goodyear Tire & Rubber Co.         2,162,844
-----------------------------------------------------
 TOBACCO--0.8%
  24,800 Philip Morris Companies, Inc.      1,119,100
-----------------------------------------------------
 TRANSPORTATION-MISCELLANEOUS--0.9%
  33,400 CNF Transportation Inc.            1,164,825
-----------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $58,220,390)                     $ 75,038,693
-----------------------------------------------------
 PREFERRED STOCKS--0.2%
 ENTERTAINMENT AND LEISURE--0.2%
   3,000 Royal Caribbean Cruise Lines*   $    204,000
-----------------------------------------------------
 MEDIA/ENTERTAINMENT--0.0%
      69 Time Warner, Inc.                     78,853
-----------------------------------------------------
 TOTAL PREFERRED STOCKS
  (COST $210,450)                        $    282,853

--------------------------------------------------------------------------------------------------
 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.0%
Airplanes Pass Through Trust Series 1, Class C
 $  100,000               8.15%                        03/15/19                       $    106,351
Asset Securitization Corp., Series 1996, Class A1
    250,000               6.88                         11/13/26                            256,758
Case Equipment Loan Trust, Series 1995-A, Class A
     51,206               7.30                         03/15/02                             51,581
Chemical Bank Master Credit Card Trust, Series 1995-2, Class A
    140,000               6.23                         06/15/06                            140,612

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
Chevy Chase Auto Receivables Trust, Series 1995-2, Class A
$    55,501               5.80%                        06/15/02                       $     55,449
Discover Card Master Trust 1994-2, Class A
     70,000               6.03                         10/06/04                             70,568
Discover Card Master Trust 1996-4, Class A
    740,000               6.05                         10/16/13                            749,479
Discover Card Master Trust 1996-4, Class B
    420,000               6.23                         10/16/13                            421,575
DVI Equipment Lease
    391,239               6.55                         07/10/04                            393,136
Fasco Auto Trust, Series 1996-1, Class A
    211,701               6.65                         11/15/01                            215,935
Fingerhut Master Trust, Series 1996-1, Class A
    200,000               6.45                         02/20/02                            201,686
First USA Credit Card Master Trust
    350,000               5.77                         04/17/00                            350,000
JP Morgan Commercial Mortgage Finance Corp., Series 1997-C4
    400,000               7.32                         12/26/28                            416,562
MBNA Credit Card Master Trust
  1,050,000               5.94                         04/15/09                          1,046,388
Mid-State Trust, Series 4, Class A
    898,191               8.33                         04/01/30                            982,558
Morgan Stanley Capital Commercial Mortgage, Inc., Series 1997-C1
    400,000               7.46                         05/15/06                            417,422
Mortgage Capital Funding Inc., Series 1997, Class A3
    500,000               7.29                         03/20/07                            522,895
Navistar Financial Trust, Series 1995-A, Class A2
     97,049               6.55                         11/20/01                             97,656
Navistar Financial Trust, Series 1995-B, Class A3
     96,077               6.05                         04/15/02                             96,256
PXRE Capital Trust I
     65,000               8.85                         02/01/27                             70,185
Sears Credit Account Master Trust, Series 1995-2, Class A
    700,000               8.10                         06/15/04                            728,217
Sears Credit Card Master Trust, Series 1995-3, Class A
     70,000               7.00                         10/15/04                             71,640
Standard Credit Card Master Trust, Series 1994-4, Class A
    110,000               8.25                         11/07/03                            118,077

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
Standard Credit Card Master Trust, Series 1995-1, Class A
$   360,000               8.25%                        01/07/07                       $    395,773
--------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
 (COST $7,865,244)                                                                    $  7,976,759
--------------------------------------------------------------------------------------------------
CORPORATE BONDS--10.1%
FINANCE BONDS--3.7%
Asia Pulp and Paper International Finance Co.
$   250,000               8.30%                        06/28/99                       $    249,373
    100,000              10.25                         10/01/00                            103,678
BankAmerica Corp.
  1,000,000               7.75                         07/15/02                          1,058,620
Capital One Bank
    150,000               6.90                         04/15/99                            151,664
    290,000               6.88                         04/24/00                            294,539
    900,000               6.60                         08/20/01                            898,083
Conseco, Inc.
    160,000              10.50                         12/15/04                            192,754
Conseco Finance
    200,000               8.70                         11/15/26                            215,468
Continental Bank
    100,000              12.50                         04/01/01                            119,738
Countrywide Funding Corp.
    150,000               8.00                         12/15/26                            159,333
    100,000               6.08                         07/14/99                            100,009
    200,000               7.73                         08/09/01                            209,930
Edison Mission Energy Funding Corp.
     94,758               6.77                         09/15/03                             95,689
Fleet Mortgage Group, Inc.
    250,000               6.50                         06/15/00                            252,110
Golden West Financial Corp.
    200,000              10.25                         12/01/00                            223,420
Meditrust, Inc.
    120,000               7.82                         09/10/26                            129,162
Signet Banking Corp.
    500,000               9.63                         06/01/99                            528,390
Washington Real Estate
     55,000               7.13                         08/13/03                             56,170
--------------------------------------------------------------------------------------------------
TOTAL FINANCE BONDS
 (COST $4,993,688)                                                                    $  5,038,130
--------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL BONDS--5.9%
360 Communications Co.
$   255,000               7.13%                        03/01/03                       $    260,138
Auburn Hills Trust
     50,000              12.00                         05/01/20                             78,081
Blockbuster Entertainment
     50,000               6.63                         02/15/98                             50,072
Chelsea GCA Realty
    226,000               7.75                         01/26/01                            233,024
Chrysler Corp.
     60,000               7.45                         02/01/97                             62,490
Ford Motor Credit Co.
     40,000               8.38                         01/15/00                             42,050
General Motors Acceptance Corp.
    170,000               7.13                         05/10/00                            174,072
    210,000               5.63                         02/05/01                            205,945
H + T Master Trust
    220,000               8.18                         08/15/02                            220,000
Health & Retirement
    250,000               6.20                         07/09/07                            250,000
Hertz Corp.
    305,000               6.00                         01/15/03                            298,845
K Mart Corp.
     40,000               9.55                         06/30/98                             40,570
     40,000               9.60                         09/15/98                             40,500
Loewen Group International
    200,000               7.75                         10/15/01                            203,500
Northwest Airlines
    216,108               8.97                         01/02/15                            233,327
NWA Trust, Series A
     66,300               8.26                         03/10/06                             71,090
NWCG Holding Corp.
    450,000               6.81                         06/15/99                            400,721
Oryx Energy Co.
    245,000               9.50                         11/01/99                            258,928
Owens-Illinois, Inc.
     45,000              10.00                         08/01/02                             47,475
RJR Nabisco, Inc.
    240,000               8.63                         12/01/02                            253,406
    135,000               8.00                         07/15/01                            138,803
Rogers Cablesystems, Inc.
    115,000               9.63                         08/01/02                            123,625

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL BONDS (CONTINUED)
Taubman Realty Group, Inc.
$   230,000               8.00%                        07/30/01                       $    241,155
TCI Communications, Inc.
     20,000               6.82                         09/15/10                             20,043
Tele-Communications, Inc.
    805,000               6.28                         09/15/03                            804,598
    125,000               9.65                         10/01/03                            134,944
Tenet Healthcare Corp.
     60,000               9.63                         09/01/02                             66,150
Time Warner, Inc.
    375,000               7.45                         02/01/98                            377,149
    750,000               7.95                         02/01/00                            777,878
    250,000               7.98                         08/15/04                            265,603
    445,000               9.63                         05/01/02                            501,092
Tosco Corp.
    110,000               7.00                         07/15/00                            112,069
U.S. Home Corp.
    170,000               7.95                         03/01/01                            169,575
US Air Inc.
    327,134               8.93                         04/15/08                            366,184
USI American Holdings
     60,000               7.25                         12/01/06                             60,838
Viacom International
     95,000              10.25                         09/15/01                            104,025
    160,000               9.13                         08/15/99                            163,800
--------------------------------------------------------------------------------------------------
TOTAL INDUSTRIAL BONDS
 (COST $7,707,711)                                                                    $  7,851,765
--------------------------------------------------------------------------------------------------
UTILITY BONDS--0.4%
Arkla, Inc.
$   250,000               9.20%                        12/18/97                       $    252,398
Central Maine Power Co.
    100,000               7.38                         01/01/99                            101,742
    160,000               7.45                         08/30/99                            161,925
--------------------------------------------------------------------------------------------------
TOTAL UTILITY BONDS
 (COST $521,661)                                                                      $    516,065
--------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (COST $13,223,060)                                                                   $ 13,405,960
--------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
EMERGING MARKET DEBT--3.0%
Argentina Bocon
$   124,502               5.70%                        04/01/01                       $    120,232
Argentina Bontes
     10,000               8.00                         12/13/98                             10,115
     50,000               8.75                         05/09/02                             50,950
Asia Pulp and Paper International Finance Co.
     40,000              10.25                         10/01/00                             41,200
Banco Nacional de Obras
     20,000               9.63                         11/15/03                             21,383
Banco de Colombia
     30,000               8.63                         06/02/00                             31,354
BCO de Colombia
    110,000               8.63                         06/02/00                            114,963
Bridas Corp.
     90,000              12.50                         11/15/99                             99,788
     60,000               9.50                         06/17/99                             61,061
Cemex S.A.
     50,000              12.75                         07/15/06                             59,948
Cemex S.A. + Tolmex
     20,000              10.00                         11/05/99                             20,926
City of Moscow
    120,000               9.50                         05/31/00                            122,400
Comision Federal Electric
    360,000               8.00                         08/04/97                            360,011
Corp. Andina de Fomento
    100,000               7.25                         04/30/98                            100,898
     80,000               8.38                         07/29/01                             83,215
DGS International Finance
    100,000              10.00                         06/01/07                            106,200
Emp Ica Soc Contro
    110,000               9.75                         02/11/98                            111,430
Empresa Col Petroleos
     80,000               7.25                         07/08/98                             80,729
Financiera Energy Nacional
    220,000               9.38                         06/15/06                            263,822
    230,000               5.88                         02/17/98                            228,445
    200,000               8.46                         06/19/98                            202,590
Groupo Iusacell
     80,000              10.00                         07/15/04                             80,870
Grupo Industrial Durango
     90,000              12.00                         07/15/01                             99,675
     30,000              12.63                         08/01/03                             34,418

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity
  Amount                 Rate                         Date                             Value
------------------------------------------------------------------------------------------------
EMERGING MARKET DEBT (CONTINUED)
Guangdong Enterprises
$   100,000              8.88%                      05/22/07                        $    105,562
Inst Fomento Industrial
    210,000              8.38                       07/29/01                             218,440
Poland Communications, Inc.
     90,000              9.88                       11/01/03                              91,532
Republic of Argentina
     51,000              8.63                       04/04/98                              51,401
     63,000              8.63                       04/06/98                              63,496
Republic of Croatia
     80,000              7.00                       02/27/02                              79,477
Republic of Panama
    446,158              7.03                       05/10/02                             446,171
Russian Federation
     80,000             10.00                       06/26/07                              81,231
Sampoerna International Finance Co.
    110,000              8.38                       06/15/06                             114,256
Trikem SA
    100,000             10.63                       07/24/07                             101,241
YPF Sociedad Anonima
    103,577              7.50                       10/26/02                             106,125
------------------------------------------------------------------------------------------------
TOTAL EMERGING MARKET DEBT
 (COST $3,890,452)                                                                  $  3,965,555
------------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS--13.7%
Asset Securitization Corp.
$   450,000              7.49%                      04/14/27                        $    479,444
Collateralized Mortgage Obligation Trust Series 64, Class Z
    457,920              9.00                       11/20/20                             513,905
Federal Home Loan Mortgage Corp.(FHLMC)
  1,000,000              7.50                       TBA-15yr(a)                        2,009,430
  1,000,000              6.35                       03/25/18                           1,000,310
Federal National Mortgage Association (FNMA)
  1,000,000              6.50                       TBA-30yr(a)                        1,000,930
  1,000,000              7.50                       TBA-30yr(a)                        1,016,250
  4,000,000              7.00                       TBA-30yr(a)                        3,993,720
  1,000,000              8.50                       TBA-30yr(a)                        1,041,870
  1,000,000              6.55                       10/25/20                           1,003,430
    279,391              6.50                       09/01/25                             273,630
    329,685              6.50                       10/01/25                             322,887
    383,168              6.50                       11/01/25                             376,462

  Principal             Interest                    Maturity
   Amount                 Rate                        Date                          Value
---------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS (CONTINUED)
First Union 1997C1 A2
  $   300,000             7.30%                    04/18/29                      $    313,887
Government National Mortgage Association (GNMA)
    3,000,000             8.00                     TBA-30yr(a)                      3,097,500
      953,398             7.00                     07/15/23                           958,165
      896,622             7.50                     05/15/23                           915,389
---------------------------------------------------------------------------------------------
TOTAL MORTGAGE BACKED OBLIGATIONS
 (COST $18,087,031)                                                              $ 18,317,209
---------------------------------------------------------------------------------------------
SOVEREIGN CREDIT--0.8%
Province of Quebec
$     200,000            13.25%                    09/15/14                      $    235,528
Republic of Colombia
      160,000             7.13                     05/11/98                           160,946
Republic of Croatia
      100,000             7.00                     02/27/02                           100,554
State of Israel
      190,000             6.38                     12/15/05                           184,399
United Mexican States
      190,000             7.88                     08/06/01                           191,849
Republic of Argentina
JPY20,000,000             8.77                     09/06/00                           180,279
---------------------------------------------------------------------------------------------
TOTAL SOVEREIGN CREDIT
 (COST $1,051,516)                                                               $  1,053,555
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--6.8%
United States Treasury Bonds
$     470,000            12.00%                    08/15/13(d)                   $    685,246
      250,000             8.88                     08/15/17                           320,548
    1,760,000             8.75                     05/15/20(d)                      2,256,654
      170,000             7.88                     02/15/21                           200,573
      280,000             7.63                     02/15/25                           325,674
United States Treasury Notes
      450,000             6.88                     08/31/99(d)                        459,914
      180,000             7.88                     11/15/04(d)                        199,715
    1,250,000             6.13                     07/31/00(d)                      1,260,938
      800,000             5.63                     11/30/00                           795,248

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                       Maturity
  Amount                 Rate                           Date                          Value
-----------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
United States Treasury Principal Only Stripped Securities(b)
$    80,000              5.75%                        08/15/99                     $     71,279
  2,520,000              6.11                         05/15/05                        1,578,805
  1,990,000              6.52                         05/15/20                          461,700
  2,290,000              6.52                         08/15/20                          522,830
-----------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $8,747,169)                                                                 $  9,139,124
-----------------------------------------------------------------------------------------------
YANKEE BONDS--0.1%
Korea Electric Power
$    92,815              7.40%                        04/01/16                     $     98,403
-----------------------------------------------------------------------------------------------
TOTAL YANKEE BONDS
 (COST $89,749)                                                                    $     98,403
-----------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.1%
Argentina Treasury Bill
$    80,000              6.17%(b)                     10/17/97                     $     79,721
Republic of Argentina
     90,000              5.36(b)                      08/15/97                           89,933
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
 (COST $168,673)                                                                   $    169,654
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--12.1%
Joint Repurchase Agreement Account(d)
$16,200,000              5.84%                        08/01/97                     $ 16,200,000
-----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
 (COST $16,200,000)                                                                $ 16,200,000
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
 (COST $127,753,734)(C)                                                            $145,647,765
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
Gross unrealized gain for investments in which
 value exceeds cost                                                                      $18,844,921
Gross unrealized loss for investments in which
 cost exceeds value                                                                         (965,456)
-----------------------------------------------------------------------------------------------------
Net unrealized gain                                                                      $17,879,465
-----------------------------------------------------------------------------------------------------

Futures contracts open at July 31, 1997 are as follows:

                            Number of
                            Contracts Settlement Unrealized
           Type              Long(e)    Month       Gain
--------------------------  --------- ---------- ----------
                                      September
2-Year U.S. Treasury Note       10    1997        $ 19,375
                                      September
5-Year U.S. Treasury Note        6    1997          13,874
                                      September
10-Year U.S. Treasury Bond      13    1997          32,158
                                      September
30-Year U.S. Treasury Bond      12    1997          67,689
                                                  --------
                                                  $133,096
-----------------------------------------------------------

* Non-income producing security.
(a) TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally + /-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(b) The interest rate disclosed for these securities represents effective yields to maturity.
(c) The aggregate cost for federal income tax purposes is $127,768,300.
(d) Portions of these securities are being segregated as collateral for futures contracts, TBA securities and mortgage dollar rolls.
(e) Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 5-Year U.S. Treasury Note, 10-Year and 30-Year Treasury Bond represents $100,000 in notional par value. The total net notional amount and market value at risk are $5,100,000 and $5,567,000, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs CORE U.S. Equity Fund is designed to provide investors with a broadly diversified portfolio that can be used as a core holding within an overall investment program. The fund's investment objective is to provide investors with long-term growth of capital and dividend income through investment in a broadly diversified portfolio of large-cap and blue-chip equity securities representing all major sectors of the U.S. economy. The fund's mandate is to remain fully invested while maintaining risk, style, capitalization and industry characteristics similar to the aggregate U.S. stock market as represented by the S&P 500 stock index. Therefore, the fund's performance relative to the market should result almost exclusively from stock selection within sectors. We believe the fund offers investors an attractive combination of value and growth, while seeking not to assume more risk than the broad market.
  The fund employs a disciplined approach that combines fundamental investment research provided by the Goldman Sachs Global Investment Research Department with quantitative analysis generated by a proprietary multifactor model developed by the Asset Management Division. The model evaluates each stock using many different criteria including valuation, momentum and safety. It also objectively analyzes the impact of current economic conditions on different types of stocks. Those stocks ranked highly by both the multifactor model and by Goldman Sachs research are considered for the fund's portfolio.

NAME CHANGE
  The name of the Goldman Sachs Select Equity Fund was changed in May to the Goldman Sachs CORE U.S. Equity Fund. CORE stands for "Computer-Optimized, Research-Enhanced," which, compared with its previous name, better describes our strategy of using quantitative and fundamental research to pick stocks for a diversified and risk-controlled portfolio. The fund's investment focus and process remain the same.

PERFORMANCE REVIEW: SUCCESSFUL STOCK SELECTION DROVE THE FUND'S PERFORMANCE

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                                 FUND TOTAL RETURN
                                   (BASED ON NET                                   S&P 500
                                   ASSET VALUE)                                  TOTAL RETURN
                                 -----------------                               ------------
  Class A*                            22.08%                                        22.55%
  Class B*                            21.74%                                        22.55%
  Institutional*                      22.48%                                        22.55%
  Service*                            22.17%                                        22.55%

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  We are pleased to report that the fund fared well compared with its peers. For the five-year period ended July 31, 1997, the fund's Class A shares were rated "four stars" (in a universe of 1,146 domestic equity funds) by Morningstar, Inc., an independent mutual fund rating agency./1/
  In addition, the fund's Institutional shares ranked within the top quartile of the Lipper growth fund category (172 of 764) for the 12-month period ended July 31, 1997, according to Lipper Analytical Services, Inc.
--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 7/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The fund's Class A shares received four stars and were rated among 2,040 domestic equity funds for the three-year period. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B, Institutional and Service shares have not been rated. Class B, Institutional and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
(Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.) Class A, B and Service shares also fared well, and they all ranked within the top third of the Lipper growth fund category. (Class A, B and Service shares ranked 211, 240 and 197, respectively, out of 764 growth funds.)
  Successful stock selection drove the fund's performance during the period. During the first half of the period, the fund particularly benefited from the direction set by our proprietary mutifactor model. Of the three investment themes considered by the model--value, momentum, and safety--the portfolio had an above-average tilt toward safety. This strategy worked in the fund's favor as defensive value stocks generally outperformed volatile growth stocks beyond the largest capitalization tier of the S&P 500. In addition, the qualitative stock recommendations produced by the Goldman Sachs Global Investment Research Department achieved strong results during the second quarter.
  The fund's best performers came from a wide range of sectors, including technology (MICROSOFT CORP., INTERNATIONAL BUSINESS MACHINES INC.), electrical equipment (GENERAL ELECTRIC CO.), retailing (DAYTON HUDSON CORP.) and machinery (CATERPILLAR, INC.).

PORTFOLIO COMPOSITION: THE FUND FAVORED DEFENSIVE, VALUE STOCKS
  In general, the fund's sector exposures approximated that of the S&P 500 stock index, although its current tilt toward defensive, value stocks resulted in a slight overweighting in "cheap" sectors (e.g., consumer durables) and less volatile sectors (e.g., utilities and energy) and a slight underweighting in "pricey" sectors (e.g., consumer nondurables) and cyclical sectors (e.g., basic industries). These differences, as shown in Table II, stemmed from the fund's bottom-up stock selection process, not from an economic forecast for specific sectors.
  The fund's valuation characteristics were slightly more attractive than those of the benchmark. For example, the fund had a lower price/earnings ratio based on 1997 estimated earnings than the S&P 500 (18.7x versus 20.8x) and a lower price/book ratio (3.8x versus 4.0x). In other respects, the fund maintained growth and risk characteristics in line with the S&P 500.

TABLE I
 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                       PERCENTAGE
                                        OF TOTAL
  COMPANY           LINE OF BUSINESS   NET ASSETS
  -------           ----------------   ----------
  General Electric
   Co.              Electronics           4.2%
  Exxon Corp.       Petroleum and         2.8
                     Natural Gas
  Intel Corp.       Semiconductors and    2.2
                     Electronics
  Microsoft Corp.   Computer Software     1.8
  Coca Cola Co.     Beverages             1.7
  General Motors    Automobile            1.7
   Corp.             Manufacturer
  Merck & Co.,
   Inc.             Pharmaceuticals       1.6
  GTE Corporation   Telecommunications    1.6
  Mobil             Petroleum and         1.5
   Corporation       Natural Gas
  Bristol-Myers
   Squibb Co.       Pharmaceuticals       1.5

TABLE II
 SECTOR BREAKOUT AS OF JULY 31, 1997

                     PERCENTAGE OF PERCENTAGE OF
  INDUSTRY SECTORS     PORTFOLIO   S&P 500 INDEX DIFFERENCE
  ----------------   ------------- ------------- ----------
  Capital Spending       17.8%         18.6%        -0.8%
  Consumer               17.5          19.9         -2.4
   Nondurables
  Finance                15.9          17.1         -1.2
  Consumer
   Services              10.9          11.7         -0.8
  Utilities               9.3           8.5          0.8
  Energy                  9.1           8.1          1.0
  Basic Industry          5.9           6.9         -1.0
  Miscellaneous           4.5           5.5         -1.0
  Consumer
   Durables               4.2           2.4          1.8
  Cash (Equitized         3.0           0.0          3.0
   with S&P 500
   futures)
  Transportation          1.9           1.3          0.6

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

OUTLOOK
  We intend to maintain a balanced approach by considering each of our investment themes (value, momentum and safety) when making investment decisions. In the near term, however, recent cautionary signals--such as increasing stock market volatility and record-low dividend yields--have led us to adopt a more defensive posture. As a result, we are focusing primarily on low-risk stocks with attractive valuations, while slightly reducing our weight on momentum.

/s/ Robert C. Jones
Robert C. Jones
Senior Portfolio Manager,
Quantitative Equity


/s/ Kent A. Clark
Kent A. Clark
Portfolio Manager,
Quantitative Equity

/s/ Victor H. Pinter
Victor H. Pinter
Portfolio Manager,
Quantitative Equity

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                    Value
-----------------------------------------------------
 COMMON STOCKS--96.6%
 ADVERTISING--0.3%
      27,400 Omnicom Group               $  1,912,863
-----------------------------------------------------
 AEROSPACE--0.7%
      42,600 United Technologies Corp.      3,602,363
-----------------------------------------------------
 AGRICULTURE/HEAVY EQUIPMENT--1.2%
      24,500 Case Corp.                     1,529,719
      43,100 Conagra, Inc.                  3,030,469
      47,800 Tenneco, Inc.                  2,228,675
-----------------------------------------------------
                                            6,788,863
-----------------------------------------------------
 AIRLINES--1.1%
      23,400 AMR Corp.*                     2,516,963
      36,600 Delta Air Lines, Inc.          3,252,825
-----------------------------------------------------
                                            5,769,788
-----------------------------------------------------
 APPLIANCE MANUFACTURER--0.5%
      76,500 Sunbeam Corp.                  2,993,063
-----------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--0.3%
      22,600 Cummins Engine, Inc.           1,774,100
-----------------------------------------------------
 AUTO/VEHICLE--2.5%
     112,900 Ford Motor Co.                 4,614,788
     150,400 General Motors Corp.           9,306,000
-----------------------------------------------------
                                           13,920,788
-----------------------------------------------------
 AUTOMOBILES & AUTOMOBILE PARTS--0.3%
      42,500 Genuine Parts Co.              1,386,563
-----------------------------------------------------
 BANK HOLDING COMPANIES--0.4%
      25,400 Comerica, Inc.                 1,920,875
-----------------------------------------------------
 BANKS--4.8%
      32,750 Banc One Corp.                 1,838,094
      46,900 Bank of New York, Inc.         2,277,581
      41,500 Chase Manhattan Corp.          4,712,844
      25,200 Citicorp.                      3,420,900
      27,800 First Bank System, Inc.        2,474,200
      33,600 First Chicago Corp.            2,549,400
      94,600 NationsBank Corp.              6,734,338
      10,000 Wells Fargo & Company          2,749,375
-----------------------------------------------------
                                           26,756,732
-----------------------------------------------------

   Shares    Description                          Value
-----------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 BEVERAGES--2.5%
     135,800 Coca Cola Co.                     $  9,404,150
     112,700 Pepsico, Inc.                        4,317,819
-----------------------------------------------------------
                                                 13,721,969
-----------------------------------------------------------
 BIOTECHNOLOGY--0.2%
      14,700 Amgen, Inc.*                           864,544
-----------------------------------------------------------
 BUILDING MATERIALS--0.3%
      38,000 USG Corp.*                           1,786,000
-----------------------------------------------------------
 BUSINESS SERVICES--0.5%
      53,500 Automatic Data Processing, Inc.      2,648,250
-----------------------------------------------------------
 CHEMICAL PRODUCTS--0.7%
      40,300 Du Pont (E.I.) de Nemours & Co.      2,697,581
      44,500 IMC Global, Inc.                     1,404,531
-----------------------------------------------------------
                                                  4,102,112
-----------------------------------------------------------
 CHEMICALS-COMMODITY--1.4%
      44,900 Dow Chemicals Co.                    4,265,500
      67,300 Monsanto Co.                         3,352,381
-----------------------------------------------------------
                                                  7,617,881
-----------------------------------------------------------
 COMMERCIAL SERVICES--0.3%
      31,800 Interim Services, Inc.*              1,448,888
-----------------------------------------------------------
 COMMUNICATIONS SERVICES COMPANIES--0.4%
      73,800 Airtouch Communications, Inc.*       2,430,788
-----------------------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--3.6%
      52,400 Ameritech Corp.                      3,533,725
      48,500 Bellsouth Corp.                      2,297,688
     185,100 GTE Corp.                            8,607,150
      49,900 Sprint Corp.                         2,470,050
      87,200 Worldcom, Inc.*                      3,046,550
-----------------------------------------------------------
                                                 19,955,163
-----------------------------------------------------------
 CONSUMER GOODS--0.5%
      42,000 Nike, Inc.                           2,617,125
-----------------------------------------------------------
 CONSUMER STAPLES--1.7%
      50,500 American Home Products Corp.         4,163,094
      32,600 Procter & Gamble Co.                 4,959,275
-----------------------------------------------------------
                                                  9,122,369
-----------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 DEFENSE--1.7%
      75,000 Boeing Co.                           $  4,410,938
      36,200 Textron, Inc.                           2,536,263
      36,000 TRW, Inc.                               2,106,000
--------------------------------------------------------------
                                                     9,053,201
--------------------------------------------------------------
 DEPARTMENT STORES--3.6%
     105,300 Dayton Hudson Corp.                     6,805,013
      37,100 Federated Department Stores, Inc.*      1,625,444
      27,300 Fred Meyer, Inc.*                       1,564,631
      64,200 Sears Roebuck & Co.                     4,064,663
     150,700 Walmart Stores, Inc.                    5,660,669
--------------------------------------------------------------
                                                    19,720,420
--------------------------------------------------------------
 DIVERSIFIED MANUFACTURING--0.6%
      36,900 Allied Signal, Inc.                     3,404,025
--------------------------------------------------------------
 ELECTRIC UTILITIES--2.6%
      74,600 Duke Power Co.                          3,781,288
     125,800 Edison International, Inc.              3,176,450
      21,300 Empresa Nacional de Electric ADR        1,797,188
      42,900 Teco Energy, Inc.                       1,088,588
      90,700 Texas Utilities Co.                     3,214,181
      57,600 Unicom Corp.                            1,306,800
--------------------------------------------------------------
                                                    14,364,495
--------------------------------------------------------------
 ELECTRICAL--0.3%
      51,200 Cinergy Corp.                           1,721,600
--------------------------------------------------------------
 ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--4.6%
      37,300 Emerson Electric Co.                    2,200,700
     327,000 General Electric Co.                   22,951,313
--------------------------------------------------------------
                                                    25,152,013
--------------------------------------------------------------
 ENTERPRISE SYSTEMS--3.2%
      76,000 Compaq Computer Corp.*                  4,341,500
      63,700 Hewlett Packard Co.                     4,462,981
      65,300 International Business Machines         6,905,475
      49,900 Sun Microsystems, Inc.*                 2,279,806
--------------------------------------------------------------
                                                    17,989,762
--------------------------------------------------------------

   Shares    Description                                Value
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERTAINMENT AND LEISURE--0.8%
      53,642 Walt Disney, Co.                        $  4,334,944
-----------------------------------------------------------------
 FINANCIAL SERVICES--4.0%
      25,700 American Express Co.                       2,152,375
      33,000 American Financial Group                   1,575,750
      90,700 BankAmerica Corp.                          6,847,850
      91,700 Federal National Mortgage Association      4,338,556
      76,600 Providian Financial Corp.                  3,001,763
      60,033 Travelers Group, Inc.                      4,318,624
-----------------------------------------------------------------
                                                       22,234,918
-----------------------------------------------------------------
 FOOD--0.7%
      35,100 Interstate Bakeries Corp.                  2,141,100
       7,800 Unilever, Inc.                             1,700,400
-----------------------------------------------------------------
                                                        3,841,500
-----------------------------------------------------------------
 FOOD PRODUCERS--0.6%
      33,500 Dean Foods Co.                             1,614,281
      16,000 Ralston Purina Co.                         1,444,000
-----------------------------------------------------------------
                                                        3,058,281
-----------------------------------------------------------------
 FOREST PRODUCTS--1.4%
      80,000 Avery Dennison Corp.                       3,530,000
      28,000 Georgia Pacific Corp.                      2,644,250
      26,600 Kimberly Clark Corp.                       1,348,288
-----------------------------------------------------------------
                                                        7,522,538
-----------------------------------------------------------------
 GAS DISTRIBUTION & PIPELINE--0.6%
      45,100 Columbia Gas Systems, Inc.                 3,100,625
-----------------------------------------------------------------
 GROCERY PRODUCTS--0.4%
      97,500 IBP, Inc.                                  2,218,125
-----------------------------------------------------------------
 HEALTH & MEDICAL SERVICES--2.0%
      62,800 Abbott Laboratories                        4,109,475
      85,400 Johnson & Johnson                          5,321,488
      28,900 Lincare Holdings, Inc.*                    1,416,100
-----------------------------------------------------------------
                                                       10,847,063
-----------------------------------------------------------------
 HEALTH SUPPLIERS/SERVICES--0.2%
      31,900 Alberto Culver Co. Class B                   895,194
-----------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 HEALTHCARE MANAGEMENT--0.8%
      62,600 Columbia HCA Healthcare              $  2,018,850
      51,800 Wellpoint Health Networks*              2,551,150
--------------------------------------------------------------
                                                     4,570,000
--------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.1%
      58,800 Gillette Co.                            5,821,200
--------------------------------------------------------------
 INDUSTRIAL--0.7%
      61,400 Corning, Inc.                           3,795,288
--------------------------------------------------------------
 INDUSTRIAL MACHINERY--0.7%
      70,800 Caterpillar, Inc.                       3,964,800
--------------------------------------------------------------
 INFORMATION MANAGEMENT--0.9%
     189,700 Dun & Bradstreet Corp.                  5,121,900
--------------------------------------------------------------
 INSURANCE--0.3%
      12,900 MBIA, Inc.                              1,522,200
--------------------------------------------------------------
 INSURANCE SERVICES--0.3%
      35,600 Protective Life Corp.                   1,811,150
--------------------------------------------------------------
 INSURANCE SPECIALTY--0.3%
      40,900 Everest Reinsurance Holdings            1,584,875
--------------------------------------------------------------
 INSURANCE-LIFE--0.7%
      18,300 Cigna Corp.                             3,650,850
--------------------------------------------------------------
 INSURANCE-MULTI-LINE--0.3%
      22,654 Aegon N V Amer Reg                      1,718,872
--------------------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--1.4%
      25,356 Allstate Corp.                          2,003,124
      54,075 American International Group, Inc.      5,758,988
--------------------------------------------------------------
                                                     7,762,112
--------------------------------------------------------------
 INTEGRATED OIL--6.5%
      21,600 Amoco Corp.                             2,030,400
      41,800 Atlantic Richfield Co.                  3,127,163
     240,500 Exxon Corp.                            15,452,125
      82,200 Phillips Petroleum Co.                  3,786,338
     104,000 Royal Dutch Petroleum                   5,817,500
      27,200 Texaco, Inc.                            3,156,900
      55,000 Unocal Corp.                            2,200,000
--------------------------------------------------------------
                                                    35,570,426
--------------------------------------------------------------

   Shares    Description                        Value
---------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 INVESTMENT BROKERS & MANAGERS--1.1%
      49,200 Merrill Lynch Co.               $  3,465,525
      40,800 Salomon, Inc.                      2,588,250
---------------------------------------------------------
                                                6,053,775
---------------------------------------------------------
 LOGISTICS/RAIL--0.8%
      37,900 Norfolk Southern Corp.             4,197,425
---------------------------------------------------------
 MACHINERY AND EQUIPMENT--0.4%
      28,600 Ingersoll-Rand Co.                 1,946,588
---------------------------------------------------------
 MEDIA/ENTERTAINMENT--0.6%
      40,500 King World Productions, Inc.*      1,635,188
      52,600 Meredith Corp.                     1,456,363
---------------------------------------------------------
                                                3,091,551
---------------------------------------------------------
 MISCELLANEOUS MANUFACTURER--0.3%
      79,200 Coltec Industries, Inc.*           1,742,400
---------------------------------------------------------
 NONFERROUS METALS--0.6%
      47,200 Alumax, Inc.*                      2,000,100
      15,500 Phelps Dodge Corp.                 1,318,469
---------------------------------------------------------
                                                3,318,569
---------------------------------------------------------
 OFFICE & BUSINESS EQUIPMENT--0.9%
      42,000 Miller Herman, Inc.                2,084,250
      35,600 Xerox Corp.                        2,928,100
---------------------------------------------------------
                                                5,012,350
---------------------------------------------------------
 OIL & GAS--2.6%
      58,600 Ensco International, Inc.*         3,874,925
     106,700 Mobil Corp.                        8,162,550
      60,100 Rowan Companies, Inc.*             1,975,788
---------------------------------------------------------
                                               14,013,263
---------------------------------------------------------
 OIL & GAS EXPLORATION--0.5%
     101,900 Marine Drilling Companies*         2,528,394
---------------------------------------------------------
 PERSONAL COMPUTERS & PERIPHERALS--1.6%
      63,000 Creative Technology*               1,283,625
      29,700 Eastman Kodak Co.                  1,989,900
      74,400 Quantum Corp.*                     2,162,250
      90,200 Western Digital Corp.*             3,472,700
---------------------------------------------------------
                                                8,908,475
---------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 PHARMACEUTICALS--5.7%
     103,800 Bristol-Myers Squibb                 $  8,141,813
      18,200 Eli Lilly & Co.                         2,056,600
      43,900 Forest Laboratories, Inc.*              1,997,450
      84,000 Merck & Co., Inc.                       8,730,750
      56,000 Pfizer, Inc.                            3,339,000
      93,000 Schering Plough Corp.                   5,074,313
      13,500 Warner Lambert Co.                      1,885,781
--------------------------------------------------------------
                                                    31,225,707
--------------------------------------------------------------
 PRINTING--0.3%
      51,400 Lexmark International Group, Inc.*      1,673,713
--------------------------------------------------------------
 RESTAURANTS--0.3%
      28,000 McDonalds Corp.                         1,505,000
--------------------------------------------------------------
 RESTAURANTS & HOTELS--0.3%
      23,800 HFS, Inc.*                              1,386,350
--------------------------------------------------------------
 RETAIL--1.5%
      65,000 American Stores Co.                     1,641,250
      87,600 Best Buy Co., Inc.*                     1,138,800
      49,950 Home Depot, Inc.                        2,491,256
      44,800 Ross Stores, Inc.                       1,416,800
      58,400 TJX Companies, Inc.                     1,744,700
--------------------------------------------------------------
                                                     8,432,806
--------------------------------------------------------------
 RETAIL TRADE--0.4%
      47,100 Gap, Inc.                               2,093,006
--------------------------------------------------------------
 SAVINGS AND LOANS--0.6%
      60,600 HF Ahmanson & Co.                       3,223,163
--------------------------------------------------------------
 SECURITY--0.5%
      30,400 Tyco International Ltd.                 2,462,400
--------------------------------------------------------------
 SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES--0.1%
      13,800 Morgan Stanley Dean Witter                721,913
--------------------------------------------------------------
 SEMICONDUCTORS--3.9%
      32,800 Advanced Micro Devices, Inc.*           1,150,050
     132,400 Intel Corp.                            12,155,975
      33,700 Micron Technology, Inc.*                1,640,769
      58,400 Motorola, Inc.                          4,690,250

   Shares    Description                          Value
-----------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SEMICONDUCTORS (CONTINUED)
      48,100 National Semiconductor Corp.*     $  1,515,150
-----------------------------------------------------------
                                                 21,152,194
-----------------------------------------------------------
 SOFTWARE & SERVICES--2.0%
      68,700 Microsoft Corp.*                     9,721,050
      24,000 Oracle Corp.*                        1,306,500
-----------------------------------------------------------
                                                 11,027,550
-----------------------------------------------------------
 SPECIALTY RETAIL--0.3%
      34,700 Tiffany & Co.                        1,568,006
-----------------------------------------------------------
 SUPERMARKETS--0.6%
      58,567 Safeway, Inc.*                       3,140,655
-----------------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT--0.7%
      43,303 Lucent Technologies, Inc.            3,678,049
-----------------------------------------------------------
 TEXTILES--0.3%
      32,400 Sara Lee Corp.                       1,419,525
-----------------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--0.3%
      29,100 Goodyear Tire & Rubber Co.           1,878,769
-----------------------------------------------------------
 TOBACCO--1.9%
     176,500 Philip Morris Companies, Inc.        7,964,563
      75,300 RJR Nabisco, Inc.                    2,470,781
-----------------------------------------------------------
                                                 10,435,344
-----------------------------------------------------------
 TRANSPORTATION--0.4%
      52,400 Shell Transport & Trading PLC        2,338,350
-----------------------------------------------------------
 UTILITIES--1.6%
      38,200 Cia de Telecomunicaciones Chile      1,258,213
      94,900 Dominion Resources, Inc.             3,487,575
      42,100 DQE, Inc.                            1,328,781
      50,700 Telecom Argentina ADR                2,931,076
-----------------------------------------------------------
                                                  9,005,645
-----------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $364,176,160)                          $528,674,399
-----------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Principal
   Amount    Description                             Value
---------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS(B)--0.1%
 $   150,000 U.S. Treasury Bill
              4.81%, 08/28/97                     $    149,459
     145,000 U.S. Treasury Bill
              4.91%, 09/18/97                          144,926
      50,000 U.S. Treasury Bill
              4.93%, 09/18/97                           49,971
      65,000 U.S. Treasury Bill
              4.86%, 09/18/97                           64,780
     115,000 U.S. Treasury Bill
              5.03%, 9/18/97                           114,863
---------------------------------------------------------------
 TOTAL U.S. TREASURY OBLIGATIONS
  (COST $521,989)                                 $    523,999
---------------------------------------------------------------
 REPURCHASE AGREEMENT--2.4%
 $12,900,000 Joint Repurchase Agreement Account
              5.84%, 08/01/97(b)                  $ 12,900,000
---------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $12,900,000)                              $ 12,900,000
---------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $377,598,149)(A)                          $542,098,398
---------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which
  value exceeds cost                              $166,979,947
 Gross unrealized loss for investments in which
  cost exceeds value                                (2,842,693)
---------------------------------------------------------------
 Net unrealized gain                              $164,497,254
---------------------------------------------------------------

--------------------------------------------------------------------------------
Futures contracts open at July 31, 1997 are as follows:

                     Number of
                     Contracts Settlement Unrealized
       Type           Long(c)    Month       Gain
-------------------  --------- ---------- ----------
                               September
S&P 500 Stock Index      25    1997        364,677
----------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $377,601,144.
(b) Portion of this security is being segregated as collateral for futures contracts.
(c) Each S&P 500 Stock Index represents $50,000 in notional par value. The total net notional amount and market value at risk are $1,250,000 and $11,974,375, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  On behalf of Goldman Sachs, it is a pleasure to welcome you as a shareholder in the Goldman Sachs CORE Large Cap Growth Fund. In the future, we will be sending you annual and semiannual reports that describe the fund's performance, as well as information regarding specific holdings. This semiannual report covers the abbreviated period from May 1, 1997, when the fund began operations, through July 31, 1997.

OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs CORE Large Cap Growth Fund is designed to provide investors with a broadly diversified portfolio of growth-oriented equity securities of large-cap U.S. issuers. The selected securities typically have higher prospective growth rates than the general domestic economy. The fund's portfolio is designed to maintain risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. Therefore, the fund's performance relative to the Growth Index comes primarily from stock selection within sectors.
  The fund employs a disciplined approach that combines fundamental investment research provided by the Goldman Sachs Global Investment Research Department with quantitative analysis generated by a proprietary multifactor model developed by the Asset Management Division. The model evaluates each stock using many different criteria including valuation, momentum and safety. It also objectively analyzes the impact of current economic conditions on different types of stocks. Those stocks ranked highly by both the multifactor model and by Goldman Sachs research are considered for the fund's portfolio.

PERFORMANCE REVIEW: STOCK SELECTION BENEFITED PERFORMANCE, BUT RESULTS WERE DAMPENED BY DEFENSIVE POSTURE

 PERFORMANCE SUMMARY: MAY 1, 1997--JULY 31, 1997

                  FUND TOTAL RETURN RUSSELL 1000
                    (BASED ON NET   GROWTH INDEX
                    ASSET VALUE)    TOTAL RETURN
                  ----------------- ------------
  Class A*             19.50%          21.37%
  Class B*             19.40%          21.37%
  Institutional*       19.50%          21.37%
  Service*             19.40%          21.37%

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class A, B, Institutional and Service shares is from their inception through the end of the period.

  The fund's performance during the period was primarily driven by specific stock selection. Within the growth universe, the fund focused on more stable companies trading at reasonable valuations, as our proprietary multifactor model emphasized stocks with lower price/earnings ratios and less potential for earnings disappointments. In addition, qualitative stock recommendations produced by the Goldman Sachs Global Investment Research Department also benefited the fund's performance.
  Given cautionary market conditions (i.e., increasing volatility and record-low dividend yields), we maintained a "safety-first" stock-selection bias. This approach led us to seek stocks with relatively stable characteristics (i.e., predictable earnings and less volatile prices) relative to the large-cap growth universe. ALTHOUGH DEFENSIVE STOCKS OUTPERFORMED, AIDING OUR "STOCK-SELECTION" RETURNS, OUR IMPLICIT CAUTION (OR LOWER BETA) HURT THE PORTFOLIO'S RELATIVE PERFORMANCE. Additionally, May proved to be a difficult month for momentum strategies, which led the fund to trail the benchmark for the period despite achieving healthy gains in June.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  The fund's best performing stocks during the period came from a wide range of sectors. These included financial holdings such as AMERICAN INTERNATIONAL
GROUP, INC., TRAVELERS, INC. and MERRILL LYNCH & CO., INC., pharmaceutical companies such as PFIZER INC. and WARNER LAMBERT CO., and computer manufacturer COMPAQ COMPUTER CORP.

PORTFOLIO COMPOSITION
  As of July 31, 1997, the fund held 139 stocks. The fund's fundamental characteristics were generally more attractive than those of the benchmark. For example, within the growth universe, the fund had a lower price/earnings ratio based on 1997 estimated earnings than the Russell 1000 Growth Index (20.1x versus 25.5x) and a lower price/book ratio (4.1x versus 6.4x), while having a higher five-year earnings-per-share growth projection (26% versus 24%).

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                       PERCENTAGE OF
  COMPANY           LINE OF BUSINESS  TOTAL NET ASSETS
  -------           ----------------  ----------------
  Intel Corp.       Semiconductors          4.2%
                     and Electronics
  Microsoft Corp.   Computer Software       3.5
  Dayton Hudson     Department Stores       2.8
   Corp.
  General Electric
   Co.              Electronics             2.8
  American          Property/Casualty       2.8
   International     Insurance
   Group, Inc.
  Corning Inc.      Glass Products          2.2
                     Manufacturer
  Pfizer Inc.       Pharmaceuticals         2.0
  Philip Morris     Tobacco and Food        1.9
   Companies, Inc.   Products
  Gillette Co.      Cosmetics and           1.9
                     Toiletries
  Abbott            Health & Medical        1.9
   Laboratories      Services

OUTLOOK
  We intend to maintain a balanced approach by considering all of our investment themes (value, momentum and safety) when making investment decisions. In the near term, however, recent cautionary signals such as increasing market volatility and record-low dividend yields have led us to adopt a slightly more defensive posture. Therefore, we are currently favoring less volatile stocks selling at reasonable valuations, while avoiding stocks whose primary attractions are strong prior earnings and price momentum. Despite these near-term preferences, we continue to adhere to our primary investment style as defined by the Russell 1000 Growth Index. As a result, we will continue to have a significant growth tilt relative to the overall market.

/s/ Robert C. Jones

Robert C. Jones
Senior Portfolio Manager,
Quantitative Equity

/s/ Kent A. Clark

Kent A. Clark
Portfolio Manager,
Quantitative Equity

/s/ Victor H. Pinter

Victor H. Pinter
Portfolio Manager,
Quantitative Equity

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

  Shares  Description                      Value
---------------------------------------------------
 COMMON STOCKS--95.8%
 AEROSPACE--0.2%
      600 United Technologies Corp.     $    50,738
---------------------------------------------------
 AEROSPACE/DEFENSE--0.6%
    1,700 Gulfstream Aerospace Corp.*        45,263
    5,700 Rohr Inc.*                        135,375
---------------------------------------------------
                                            180,638
---------------------------------------------------
 AGRICULTURE/HEAVY EQUIPMENT--0.9%
    6,100 Tenneco, Inc.                     284,413
---------------------------------------------------
 AIRLINES--1.6%
    2,000 Delta Air Lines, Inc.             177,750
    4,200 UAL Corp.*                        344,663
---------------------------------------------------
                                            522,413
---------------------------------------------------
 APPLIANCE MANUFACTURER--0.9%
    2,900 Creative Technology*               59,088
    5,500 Sunbeam Corp.                     215,188
---------------------------------------------------
                                            274,276
---------------------------------------------------
 BANKS--0.5%
    2,500 NationsBank Corp.                 177,969
---------------------------------------------------
 BEVERAGES--0.8%
    3,800 Coca Cola Co.                     263,150
---------------------------------------------------
 BIOTECHNOLOGY--0.4%
    2,200 Amgen, Inc.*                      129,388
---------------------------------------------------
 BROADCAST MEDIA--0.1%
      900 Belo A H Corp                      40,050
---------------------------------------------------
 BUILDING MATERIALS--0.4%
    2,500 USG Corp.*                        117,500
---------------------------------------------------
 BUSINESS SERVICES--0.5%
   17,000 Medaphis Corp.*                   153,000
---------------------------------------------------
 CHEMICAL PRODUCTS--0.6%
    1,900 Cytec Industries, Inc.*            75,050
    3,900 IMC Global Inc.                   123,094
---------------------------------------------------
                                            198,144
---------------------------------------------------

  Shares  Description                  Value
-----------------------------------------------
 COMMON STOCKS (CONTINUED)
 CHEMICALS-COMMODITY--0.9%
    1,700 Dow Chemicals Co.         $   161,500
    2,700 Monsanto Co.                  134,494
-----------------------------------------------
                                        295,994
-----------------------------------------------
 COMMERCIAL SERVICES--0.3%
    2,500 Interim Services, Inc.*       113,906
-----------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--2.4%
   13,100 GTE Corp.                     609,150
    2,000 Tellabs Inc.*                 119,750
    1,900 Worldcom, Inc.*                66,381
-----------------------------------------------
                                        795,281
-----------------------------------------------
 CONSUMER GOODS--0.5%
    2,900 Nike, Inc.                    180,706
-----------------------------------------------
 CONSUMER PRODUCTS--0.5%
    4,300 Blyth Industries Inc*         154,531
-----------------------------------------------
 CONSUMER STAPLES--1.6%
    3,600 Procter & Gamble Co.          547,650
-----------------------------------------------
 DATACOM EQUIPMENT--0.8%
    3,300 Cisco Systems, Inc.*          262,556
-----------------------------------------------
 DEPARTMENT STORES--4.4%
   14,600 Dayton Hudson Corp.           943,525
    3,400 Fred Meyer Inc.*              194,863
    2,000 Sears Roebuck & Co.           126,625
    4,900 Walmart Stores, Inc.          184,056
-----------------------------------------------
                                      1,449,069
-----------------------------------------------
 DIVERSIFIED MANUFACTURING--0.8%
    5,700 Acx Technologies Inc.*        144,281
    1,800 Dover Corp.                   128,475
-----------------------------------------------
                                        272,756
-----------------------------------------------
 ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--
 3.6%
   13,300 General Electric Co.          933,494
    3,300 Jabil Circuit Inc.*           160,669
    1,500 Linear Technology Corp.       100,313
-----------------------------------------------
                                      1,194,476
-----------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Shares  Description                                Value
-------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERPRISE SYSTEMS--2.0%
    2,300 Avid Technology Inc.*                   $    79,063
    4,600 Hewlett Packard Co.                         322,288
    6,600 Silicon Graphics Inc.*                      165,000
    2,500 Sun Microsystems, Inc.*                     114,219
-------------------------------------------------------------
                                                      680,570
-------------------------------------------------------------
 ENTERTAINMENT AND LEISURE--2.6%
    9,400 Carnival Cruise Lines Corp. Class A         395,975
    4,100 Hollywood Entertainment Co.*                 76,875
    5,000 Walt Disney, Co.                            404,063
-------------------------------------------------------------
                                                      876,913
-------------------------------------------------------------
 FINANCIAL SERVICES--2.6%
    1,200 American Express Co.                        100,500
    2,100 BankAmerica Corp.                           158,550
    1,500 CMAC Investment Corp.                        70,781
    3,500 Federal National Mortgage Association       165,594
    4,900 Travelers Group, Inc.                       352,494
-------------------------------------------------------------
                                                      847,919
-------------------------------------------------------------
 FOOD--0.5%
    2,800 Interstate Bakeries Corp.                   170,800
-------------------------------------------------------------
 FOREST PRODUCTS--0.5%
    4,100 Avery Dennison Corp.                        180,913
-------------------------------------------------------------
 GAS DISTRIBUTION & PIPELINE--0.6%
    2,700 Columbia Gas Systems, Inc.                  185,625
-------------------------------------------------------------
 HEALTH & MEDICAL SERVICES--4.3%
    9,500 Abbott Laboratories                         621,656
    1,200 Biomet Inc.                                  23,925
    4,400 Dura Pharmaceuticals Inc.*                  171,600
    2,600 Health Management Association*               83,038
    5,300 Johnson & Johnson                           330,256
    2,400 Lincare Holdings Inc.*                      117,600
    3,800 Prime Hospitality Corp.*                     69,825
-------------------------------------------------------------
                                                    1,417,900
-------------------------------------------------------------

  Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 HEALTH SUPPLIERS/SERVICES--0.7%
    4,900 Alberto Culver Co., Class B     $   137,506
      900 Medtronic Inc.                       78,525
-----------------------------------------------------
                                              216,031
-----------------------------------------------------
 HEALTHCARE MANAGEMENT--1.3%
    5,800 Columbia HCA Healthcare             187,050
    3,200 Quest Diagnostics Inc.*              55,600
    4,100 Wellpoint Health Networks*          201,925
-----------------------------------------------------
                                              444,575
-----------------------------------------------------
 HOUSEHOLD DURABLES--0.5%
    3,000 Ethan Allen Interiors Inc.          159,000
-----------------------------------------------------
 HOUSEHOLD PRODUCTS--2.2%
    6,300 Gillette Co.                        623,700
    3,500 Premark International Inc.          110,469
-----------------------------------------------------
                                              734,169
-----------------------------------------------------
 INDUSTRIAL--2.2%
   11,700 Corning Inc.                        723,206
-----------------------------------------------------
 INDUSTRIAL MACHINERY--1.6%
    6,800 Caterpillar, Inc.                   380,800
    2,700 Tecumseh Products Co. Class A       151,875
-----------------------------------------------------
                                              532,675
-----------------------------------------------------
 INFORMATION MANAGEMENT--1.1%
   13,100 Dun & Bradstreet Corp.              353,700
-----------------------------------------------------
 INSURANCE SERVICES--1.9%
    2,000 AMBAC Inc.                          170,375
    2,500 Conseco, Inc.                       101,875
    3,000 MGIC Investment Corp.               157,688
    2,700 Protective Life Corp.               137,363
    1,300 SunAmerica, Inc.                     78,650
-----------------------------------------------------
                                              645,951
-----------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

  Shares  Description                              Value
-----------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 INSURANCE-PROPERTY AND CASUALTY--2.8%
    8,700 American International Group, Inc.    $   926,550
-----------------------------------------------------------
 INTEGRATED OIL--1.2%
    3,700 Exxon Corp.                               237,725
    2,000 Norsk Hydro ADR                           104,500
      600 Phillips Petroleum Co.                     27,638
    1,000 Unocal Corp.                               40,000
-----------------------------------------------------------
                                                    409,863
-----------------------------------------------------------
 OFFICE & BUSINESS EQUIPMENT--0.5%
    4,400 Banctec Inc.*                             107,525
      800 Pitney-Bowes Inc.                          60,100
-----------------------------------------------------------
                                                    167,625
-----------------------------------------------------------
 OIL & GAS--2.8%
    5,400 El Paso Natural Gas Co.                   312,188
    3,800 Ensco International Inc.*                 251,275
    4,900 Mobil Corp.                               374,850
-----------------------------------------------------------
                                                    938,313
-----------------------------------------------------------
 OIL & GAS EXPLORATION--1.3%
   16,000 Marine Drilling Companies*                397,000
    1,800 Union Texas Petroleum Holdings Inc.        37,463
-----------------------------------------------------------
                                                    434,463
-----------------------------------------------------------
 PERSONAL COMPUTERS & PERIPHERALS--5.2%
    7,500 Compaq Computer Corp.*                    428,438
    2,200 Dell Computer Corporation*                188,100
    7,400 Komag Inc.*                               154,013
    2,400 Quantum Corp.*                             69,750
   14,500 Read Rite Corp.*                          375,188
   13,300 Western Digital Corp.*                    512,050
-----------------------------------------------------------
                                                  1,727,539
-----------------------------------------------------------
 PHARMACEUTICALS--3.8%
    1,400 Merck & Co.                               145,513
   11,100 Pfizer, Inc.                              661,838
    3,000 Schering Plough Corp.                     163,688
    2,200 Warner Lambert Co.                        307,313
-----------------------------------------------------------
                                                  1,278,352
-----------------------------------------------------------

  Shares  Description                                  Value
---------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 RECREATIONAL PRODUCTS--0.3%
    3,200 Mattel, Inc.                              $   111,200
---------------------------------------------------------------
 RESTAURANTS & HOTELS--0.4%
    2,507 HFS, Inc.*                                    146,033
---------------------------------------------------------------
 RETAIL--3.3%
   22,200 Best Buy Co. Inc.*                            288,600
    4,059 CVS Corporation                               230,856
   10,000 Ross Stores, Inc.                             316,250
    8,800 TJX Companies, Inc.                           262,900
---------------------------------------------------------------
                                                      1,098,606
---------------------------------------------------------------
 SECURITY--1.4%
    5,600 Tyco International Ltd.                       453,600
---------------------------------------------------------------
 SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES--1.9%
    2,800 Bear Stearns Companies Inc.                   114,275
    2,400 Merrill Lynch Co.                             169,050
    5,500 Salomon, Inc.                                 348,906
---------------------------------------------------------------
                                                        632,231
---------------------------------------------------------------
 SEMICONDUCTORS--5.9%
    7,400 Advanced Micro Devices Inc.*                  259,463
   15,200 Intel Corp.                                 1,395,550
    2,000 Microchip Technology*                          74,500
    1,100 Micron Technology                              53,556
    5,900 National Semiconductor Corp.*                 185,850
---------------------------------------------------------------
                                                      1,968,919
---------------------------------------------------------------
 SOFTWARE & SERVICES--5.5%
    4,600 Cadence Design Systems, Inc.*                 204,413
    1,500 Computer Associates International, Inc.       102,094
    3,100 Electronic Data Systems                       134,075
    8,200 Microsoft Corp.*                            1,160,300
    3,200 Oracle Corp.                                  174,200
    4,000 Sybase Inc.*                                   59,000
---------------------------------------------------------------
                                                      1,834,082
---------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


  Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SPECIALTY RETAIL--2.8%
    9,600 Footstar Inc.*                  $   256,800
    2,700 Gap, Inc.                           119,981
    2,700 Limited Inc.                         60,244
    9,000 Pier 1 Imports Inc.                 158,625
    4,000 Tiffany & Co.                       180,750
    7,800 Zale Corp.*                         169,650
-----------------------------------------------------
                                              946,050
-----------------------------------------------------
 STEEL--0.5%
    2,800 AK Steel Holding Corp.              128,450
    1,900 British Steel PLC ADR                52,844
-----------------------------------------------------
                                              181,294
-----------------------------------------------------
 SUPERMARKETS--1.7%
    4,100 Kroger Company*                     121,206
    6,400 Safeway, Inc.*                      343,200
    1,500 Smith's Food & Drug Center*          89,063
-----------------------------------------------------
                                              553,469
-----------------------------------------------------
 TECHNICAL SERVICES--0.4%
    2,400 3Com Corp.*                         131,250
-----------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT--1.1%
    4,600 Motorola Inc.                       369,438
-----------------------------------------------------
 TEXTILES--0.8%
    4,100 Burlington Industries, Inc.*         53,044
    4,000 Jones Apparel Group Inc*            207,750
-----------------------------------------------------
                                              260,794
-----------------------------------------------------
 TOBACCO--2.7%
   14,300 Philip Morris Companies, Inc.       645,288
    7,800 RJR Nabisco, Inc.                   255,938
-----------------------------------------------------
                                              901,226
-----------------------------------------------------
 UTILITIES--0.7%
    7,600 DQE Inc.                            239,875
-----------------------------------------------------
 WASTE MANAGEMENT--0.1%
    1,000 U.S.A. Waste Services Inc*           40,313
-----------------------------------------------------

  Shares   Description                             Value
----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 WHOLESALE TRADE--0.8%
    7,000  Tech Data Corp*                      $   259,859
----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $28,026,861)                            $31,839,495
----------------------------------------------------------------
 Principal
  Amount   Description                             Value
----------------------------------------------------------------
 REPURCHASE AGREEMENT--2.4%
 $800,000  Joint Repurchase Agreement Account
            5.84%, 08/01/97                     $   800,000
----------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $800,000)                               $   800,000
----------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $28,826,861)(A)                         $32,639,495
----------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in
  which value exceeds cost                      $ 3,958,026
 Gross unrealized loss for investments in
  which cost exceeds value                         (155,914)
----------------------------------------------------------------
 Net unrealized gain                            $ 3,802,112
----------------------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $28,837,383.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Capital Growth Fund seeks long-term growth of capital primarily through investments in large-capitalization growth stocks. To meet its objective, the fund is managed with a "growth at a reasonable price" investment style, which means we utilize extensive fundamental research to identify companies in a diversified range of industries that we believe offer attractive growth potential at a reasonable price.
  The fund's investment management team believes that wealth is created through the long-term ownership of growing businesses. We view each stock purchase as if we were buying the entire business. To implement this investment strategy, we focus on growing companies with characteristics such as strong brand franchises, dominant market share, recurring revenue, product pricing flexibility, long product life cycles, high returns on invested capital, high profit margins, strong free cash flow, excellent management and favorable long-term prospects. Finally, we will buy a stock meeting our rigorous criteria only if it trades at a reasonable discount to the company's intrinsic value.

PERFORMANCE REVIEW: BOTH SHARE CLASSES OUTPERFORMED THE BENCHMARK

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN
                                (BASED ON NET                                         S&P 500
                                ASSET VALUE)                                        TOTAL RETURN
                              -----------------                                     ------------
  Class A*                         23.25%                                              22.55%
  Class B*                         22.74%                                              22.55%

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  We are pleased to note that the fund continued to perform well compared with its peers. For the five- and one-year periods ended July 31, 1997, the fund's Class A shares were rated "four stars" (in universes of 1,146 and 2,040 domestic equity funds for the five- and one-year periods, respectively) by Morningstar, Inc., an independent mutual fund rating agency./1/ The fund also fared well versus its peers in the Lipper growth fund category, placing in the top 15% (83 and 101 out of 764 funds for Class A and B shares, respectively) for the 12-month period and in the top quartile (70 out of 286 funds for Class A shares) for the five-year period, as of July 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B shares were not ranked for the five-year period because they did not exist during the entire period.)

INVESTMENTS IN PHARMACEUTICAL, FINANCIAL AND CONSUMER PRODUCTS COMPANIES BENEFITED PERFORMANCE
  The strongest contributors to the fund's performance included pharmaceutical companies BRISTOL-MYERS SQUIBB CO. and PFIZER INC. These stocks were buoyed by a number of positive factors, including new product introductions, a benign political environment, a more accommodative FDA, strong unit growth, powerful free cash flow and reasonable valuations. Over the coming decades, we believe these companies are positioned to
--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 7/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Class A shares received three stars for the three-year period and were rated among 2,040 domestic equity funds. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B shares have not been rated. Class B shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
benefit as the baby boomers age and require more health-related products and services.
  In the financial sector, two of the fund's commercial bank holdings, BANKAMERICA CORP. and NATIONSBANK CORP., were prime beneficiaries of the "Goldilocks" economy. This favorable environment, which has been characterized by steady economic growth, modest loan demand, low inflation and stable interest rates, contributed to strong earnings gains for both banks. In addition, MBNA CORP., the second largest credit card lender in the world, appreciated due to surging growth in credit card accounts, new affiliations with sponsoring organizations for its affinity cards and the rapid growth of its U.K. business.
  Several producers of household products also performed well. These included companies with world-class franchises and/or strong brand names such as PROCTER & GAMBLE CO., GILLETTE CO. and COLGATE-PALMOLIVE CO., all of which reported solid earnings gains and high returns on equity. These companies are benefiting from strong international growth as capitalism spreads throughout the world and per capita income rises.
  An investment that lagged during the period was GAYLORD ENTERTAINMENT CO., a diversified entertainment and communications company, as investors responded negatively to the sale of its two cable channels (The Nashville Network and Country Music Television) to Westinghouse Electric Corp. Under terms of the agreement, Gaylord will receive a fixed dollar amount of Westinghouse stock, which minimized the company's risk but also limited its upside potential in the surging stock market. We continue to believe Gaylord is attractively valued.

NEW POSITIONS IN SEVERAL MEDIA STOCKS
  Among the new positions added during the period were media stocks such as GANNETT CO., INC., TRIBUNE CO. and NEW YORK TIMES CO., all of which have dominant local franchises in newspapers and broadcasting. These companies have reported strong year-to-date earnings gains as they have benefited from healthy advertising revenue and reduced newsprint costs. Sales included FISHER SCIENTIFIC INTERNATIONAL, INC., a maker of scientific instruments, supplies and equipment, after it appreciated strongly due to takeover rumors.

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                        PERCENTAGE OF
  COMPANY           LINE OF BUSINESS   TOTAL NET ASSETS
  -------           ----------------   ----------------
  BankAmerica
   Corp.            Commercial Bank          3.4%
  Banc One Corp.    Commercial Bank          3.1
  Intel Corp.       Semiconductors and       3.0
                     Electronics
  General Electric
   Co.              Electronics              2.9
  Pfizer Inc.       Pharmaceuticals          2.9
  Bristol-Myers     Pharmaceuticals          2.9
   Squibb Co.
  NationsBank
   Corp.            Commercial Bank          2.8
  MBNA Corp.        Specialty Finance        2.6
                     and Agencies
  Lucent                                     2.4
   Technologies     Telecommunications
   Co.               Equipment
  Texaco Inc.       International            2.3
                     Integrated Oil
                     Company

OUTLOOK
  In our opinion, the outlook for the economy and the stock market appears attractive, with low inflation, stable interest rates and modest economic growth expected to help the fund's holdings produce favorable earnings gains. However, we do expect increased volatility in the stock market as a result of options and futures expirations, as well as investors' perceptions of inflation and interest rate fluctuations.
  During the past six months, we increased the fund's diversification among industry sectors and increased its holdings of large-cap growth stocks. We believe the fund is currently well positioned to benefit from the positive investing climate that we anticipate.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

/s/ Herbert E. Ehlers
Herbert E. Ehlers
Senior Portfolio Manager,
U.S. Active Equity Growth


/s/ George D. Adler
George D. Adler
Portfolio Manager,
U.S. Active Equity Growth


/s/ Robert G. Collins
Robert G. Collins
Portfolio Manager,
U.S. Active Equity Growth

August 29, 1997


/s/ Gregory H. Ekizian
Gregory H. Ekizian
Portfolio Manager,
U.S. Active Equity Growth


/s/ Ernest C. Segundo, Jr.
Ernest C. Segundo, Jr.
Portfolio Manager,
U.S. Active Equity Growth

/s/ David G. Shell

David G. Shell
Portfolio Manager,
U.S. Active Equity Growth

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                                  Value
--------------------------------------------------------------------
 COMMON STOCKS--98.1%
 ADVERTISING & MARKETING--1.7%
     711,580 Valassis Communications, Inc.*           $   19,968,714
--------------------------------------------------------------------
 ALCOHOL--0.7%
     207,700 Anheuser Busch Companies, Inc.                8,918,119
--------------------------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--0.8%
     206,600 Lear Corp.*                                   9,890,975
--------------------------------------------------------------------
 BANKS--7.2%
     649,522 Banc One Corp.                               36,454,422
     468,700 NationsBank Corp.                            33,365,581
     253,400 State Street Bank Corp.                      14,206,238
--------------------------------------------------------------------
                                                          84,026,241
--------------------------------------------------------------------
 BEVERAGES--2.7%
     234,500 Coca Cola Co.                                16,239,125
     408,100 Pepsico Inc.                                 15,635,331
--------------------------------------------------------------------
                                                          31,874,456
--------------------------------------------------------------------
 BUILDING MATERIALS & CONSTRUCTION--0.3%
      99,700 Sherwin Williams Co.                          3,196,631
--------------------------------------------------------------------
 BUSINESS SERVICES--1.0%
     289,400 First Data Corp.                             12,625,075
--------------------------------------------------------------------
 CABLE/TELEVISION COMMUNICATIONS--0.3%
      69,000 Cablevision Systems Corp. Class A*            4,096,875
--------------------------------------------------------------------
 CHEMICAL PRODUCTS--0.5%
      86,100 Du Pont (E.I.) de Nemours & Co.               5,763,319
--------------------------------------------------------------------
 CHEMICALS-COMMODITY--0.4%
      88,700 Monsanto Co.                                  4,418,369
--------------------------------------------------------------------
 CHEMICALS-SPECIALTY--1.0%
      26,900 Betzdearbon, Inc.                             1,761,950
     101,200 Minnesota Mining and Manufacturing Co.        9,588,700
--------------------------------------------------------------------
                                                          11,350,650
--------------------------------------------------------------------
 COMMERCIAL SERVICES--0.9%
     226,500 Ecolab Inc.                                  10,574,719
--------------------------------------------------------------------
 COMMUNICATIONS SERVICES COMPANIES--0.2%
      56,900 Airtouch Communications, Inc.*                1,874,144
--------------------------------------------------------------------

   Shares    Description                           Value
-------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 CONSUMER STAPLES--3.8%
     143,700 American Home Products Corp.      $   11,846,269
      49,200 Amway Asia Pacific Ltd.                1,891,125
      44,400 Clorox Co.                             6,199,350
     160,940 Procter & Gamble Co.                  24,482,998
-------------------------------------------------------------
                                                   44,419,742
-------------------------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--1.2%
     530,700 Tele-Communications, Inc.*            13,566,019
-------------------------------------------------------------
 COSMETICS--1.0%
     168,100 Avon Products Inc.                    12,197,756
-------------------------------------------------------------
 DATACOM EQUIPMENT--0.4%
      62,100 Cisco Systems, Inc.*                   4,940,831
-------------------------------------------------------------
 DEFENSE--1.5%
     226,800 McDonnell Douglas Corp.               17,350,200
-------------------------------------------------------------
 DEPARTMENT STORES--1.3%
      69,900 Federated Dept. Stores, Inc.*          3,062,494
     329,500 Walmart Stores, Inc.                  12,376,844
-------------------------------------------------------------
                                                   15,439,338
-------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.5%
     107,400 American Standard Companies*           5,336,438
-------------------------------------------------------------
 ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--5.9%
     485,100 General Electric Co.                  34,047,956
     386,400 Intel Corp.                           35,476,350
-------------------------------------------------------------
                                                   69,524,306
-------------------------------------------------------------
 ENTERPRISE SYSTEMS--1.3%
      87,400 Hewlett Packard Co.                    6,123,463
      79,100 International Business Machines        8,364,825
-------------------------------------------------------------
                                                   14,488,288
-------------------------------------------------------------
 ENTERTAINMENT AND LEISURE--1.2%
     112,100 Mirage Resorts, Inc.*                  2,998,675
     130,400 Walt Disney, Co.                      10,537,950
-------------------------------------------------------------
                                                   13,536,625
-------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                                 Value
-------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 FINANCIAL SERVICES--6.2%
     527,400 BankAmerica Corp.                       $   39,818,700
     453,000 Federal Home Loan Mortgage Corp.            16,336,313
     345,300 Federal National Mortgage Association       16,337,006
-------------------------------------------------------------------
                                                         72,492,019
-------------------------------------------------------------------
 FOOD--3.4%
     111,600 Campbell Soup Co.                            5,789,250
     133,100 Kellogg Company                             12,228,563
     218,900 Nabisco Holdings Corp.                       9,303,250
     160,480 William Wrigley Jr. Co.                     12,346,930
-------------------------------------------------------------------
                                                         39,667,993
-------------------------------------------------------------------
 FOOD PRODUCERS--0.5%
      64,800 Ralston Purina Co.                           5,848,200
-------------------------------------------------------------------
 FOREST PRODUCTS--0.8%
      97,300 Georgia Pacific Corp.                        9,188,769
-------------------------------------------------------------------
 FUNERAL SERVICES--1.1%
     379,500 Service Corp. International                 12,903,000
-------------------------------------------------------------------
 HEALTH & MEDICAL SERVICES--1.8%
     331,900 Johnson & Johnson                           20,681,519
-------------------------------------------------------------------
 HEALTH SUPPLIERS/SERVICES--0.5%
      35,470 Perkin-Elmer Corp.                           2,895,239
      64,500 U.S. Surgical Corp.                          2,394,563
-------------------------------------------------------------------
                                                          5,289,802
-------------------------------------------------------------------
 HEALTHCARE MANAGEMENT--2.0%
     104,720 Aetna Inc.                                  11,931,535
     164,950 Columbia HCA Healthcare                      5,319,638
     219,000 Tenet Healthcare Corp.*                      6,556,313
-------------------------------------------------------------------
                                                         23,807,486
-------------------------------------------------------------------
 HOTELS & RESTAURANTS--1.2%
     202,220 Marriott International, Inc.                13,902,625
-------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--2.2%
     118,100 Colgate Palmolive Co.                        8,946,075
     173,100 Gillette Co.                                17,136,900
-------------------------------------------------------------------
                                                         26,082,975
-------------------------------------------------------------------

   Shares    Description                               Value
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 INDUSTRIAL--0.5%
      97,900 Corning Inc.                          $    6,051,444
-----------------------------------------------------------------
 INFORMATION MANAGEMENT--1.0%
     180,770 Reuters Holdings PLC                      11,682,261
-----------------------------------------------------------------
 INSURANCE SERVICES--1.1%
       4,800 AMBAC Financial Group, Inc.                  408,900
     214,100 SunAmerica, Inc.                          12,953,050
-----------------------------------------------------------------
                                                       13,361,950
-----------------------------------------------------------------
 INSURANCE-LIFE--0.5%
     210,100 Nationwide Financial Services, Inc.        6,355,525
-----------------------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--0.8%
      90,000 American International Group, Inc.         9,585,000
-----------------------------------------------------------------
 INTEGRATED OIL--4.4%
      52,200 Amoco Corp.                                4,906,800
      47,400 Atlantic Richfield Co.                     3,546,113
      74,300 Exxon Corp.                                4,773,775
     164,800 Royal Dutch Petroleum                      9,218,500
     227,900 Texaco, Inc.                              26,450,644
      76,200 Unocal Corp.                               3,048,000
-----------------------------------------------------------------
                                                       51,943,832
-----------------------------------------------------------------
 LOGISTICS/RAIL--0.3%
      31,800 Norfolk Southern Corp.                     3,521,850
-----------------------------------------------------------------
 MANUFACTURING--0.2%
      53,400 Millipore Corp.                            2,359,613
-----------------------------------------------------------------
 MEDIA--0.2%
     154,200 Tele Communications Inc.*                  2,640,675
-----------------------------------------------------------------
 MEDIA/ENTERTAINMENT--3.8%
      54,500 Central Newspapers, Inc.                   3,804,781
     106,900 Gannett Co.                               10,616,506
     166,200 Gaylord Entertainment Co.                  3,853,763
     133,100 New York Times Co.                         6,688,275
     237,610 Time Warner Inc.                          12,964,596
     114,300 Tribune Co.                                6,050,756
-----------------------------------------------------------------
                                                       43,978,677
-----------------------------------------------------------------
 MISCELLANEOUS-CONSUMER--0.5%
      76,800 HBO & Company                              5,942,400
-----------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   Shares    Description                       Value
---------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 NONFERROUS METALS--0.3%
      42,400 Aluminum Company of America   $    3,752,400
---------------------------------------------------------
 OFFICE & BUSINESS EQUIPMENT--0.3%
      49,000 Xerox Corp.                        4,030,250
---------------------------------------------------------
 OIL & GAS--1.6%
     181,800 Mobil Corp.                       13,907,700
      71,400 Schlumberger Ltd.                  5,453,175
---------------------------------------------------------
                                               19,360,875
---------------------------------------------------------
 PACKAGING--0.3%
     105,500 Owens Illinois Corp.*              3,639,750
---------------------------------------------------------
 PHARMACEUTICALS--10.5%
     428,800 Bristol-Myers Squibb              33,634,000
     159,340 Eli Lilly & Co.                   18,005,420
     143,200 Merck & Co.                       14,883,850
     565,820 Pfizer, Inc.                      33,737,018
     237,800 Schering Plough Corp.             12,974,963
      60,400 Sigma Aldrich Corp.                2,091,350
      55,800 Warner Lambert Co.                 7,794,563
---------------------------------------------------------
                                              123,121,164
---------------------------------------------------------
 RECREATIONAL PRODUCTS--0.3%
      97,300 Hasbro Inc.                        2,985,894
---------------------------------------------------------
 RESTAURANTS--0.2%
      54,300 McDonalds Corp.                    2,918,625
---------------------------------------------------------
 RETAIL--0.9%
      82,300 CVS Corporation                    4,680,813
     122,200 Home Depot, Inc.                   6,094,725
---------------------------------------------------------
                                               10,775,538
---------------------------------------------------------
 RETAIL TRADE--1.2%
     259,230 Walgreen Co.                      14,646,495
---------------------------------------------------------
 SEMICONDUCTORS--0.7%
     124,800 Avnet Inc.                         8,213,400
---------------------------------------------------------
 SOFTWARE & SERVICES--3.4%
      76,900 Autodesk Inc.                      3,258,638
      58,600 Intuit Inc.*                       1,475,988
     147,700 Microsoft Corp.*                  20,899,550
     148,900 Oracle Corp.*                      8,105,744
      36,100 Peoplesoft, Inc.*                  2,111,850
     102,500 Sterling Commerce, Inc.*           3,862,969
---------------------------------------------------------
                                               39,714,739
---------------------------------------------------------

   Shares    Description                              Value
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SPECIALTY FINANCE--2.6%
     683,925 MBNA Corp.                           $   30,776,625
-----------------------------------------------------------------
 SPECIALTY RETAIL--1.8%
      90,100 Autozone, Inc.*                           2,579,113
     205,800 Tandy Corp.                              12,232,238
     174,300 Toys R US Inc.*                           5,937,094
-----------------------------------------------------------------
                                                      20,748,445
-----------------------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT--2.4%
     335,960 Lucent Technologies, Inc.                28,535,603
-----------------------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--0.5%
      86,300 Goodyear Tire & Rubber Co.                5,571,731
-----------------------------------------------------------------
 TOBACCO--1.8%
     336,800 Philip Morris Companies, Inc.            15,198,100
     202,000 UST Inc.                                  5,870,625
-----------------------------------------------------------------
                                                      21,068,725
-----------------------------------------------------------------
 UTILITIES--0.5%
      79,300 Aes Corp.*                                6,264,700
-----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $798,962,978)                             $1,152,790,404
-----------------------------------------------------------------
  Principal
   Amount    Description                              Value
-----------------------------------------------------------------
 REPURCHASE AGREEMENT--2.3%
 $27,500,000 Joint Repurchase Agreement Account
              5.84%, 08/01/97                     $   27,500,000
-----------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $27,500,000)                              $   27,500,000
-----------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $826,462,978)(A)                          $1,180,290,404
-----------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which
  value exceeds cost                              $  354,450,568
 Gross unrealized loss for investments in which
  cost exceeds value                                  (1,068,462)
-----------------------------------------------------------------
 Net unrealized gain                              $  353,382,106
-----------------------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $826,908,298. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Mid Cap Equity Fund seeks long-term capital appreciation primarily by investing at least 65% of its total assets in equities with market capitalizations of between $500 million and $10 billion at the time of investment. However, the fund currently intends to emphasize investments in companies with market capitalizations of under $5 billion at the time of investment. The fund is managed with a value style, which means we focus on companies whose stocks we believe are inexpensive relative to their expected long-term earnings growth and their asset value. Investments may include well-known companies that are temporarily out of favor due to cyclical economic conditions or are experiencing near-term difficulties the portfolio managers judge to be temporary in nature. In-depth fundamental research of a company's financial structure, its competitive position in the market and its management's commitment to increasing shareholder value are all critical parts of the fund's investment approach. Though we are not sector investors, we closely monitor the fund's sector and industry exposures compared with the benchmark in an effort to avoid unintentional over- or underweightings.

PERFORMANCE REVIEW: FUND ACHIEVED STRONG RESULTS

 PERFORMANCE SUMMARY

                                      FUND TOTAL     RUSSELL
                                        RETURN       MIDCAP
                                     (BASED ON NET INDEX TOTAL
                                     ASSET VALUE)    RETURN
                                     ------------- -----------
  Institutional* (1/31/97-7/31/97)      26.37%       17.63%
  Service* (7/18/97-7/31/97)             2.87%          N/A

* Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Service shares is from their inception date through the end of the period.

  WE ARE PLEASED TO NOTE THAT IN ADDITION TO SIGNIFICANTLY OUTPERFORMING THE MID-CAP BENCHMARK DURING THE PERIOD, THE FUND'S INSTITUTIONAL SHARES ALSO OUTPERFORMED THE BROADER LARGE-CAP MARKET, AS REPRESENTED BY THE S&P 500. During the period, the market rally continued to be led by the largest, most liquid stocks, which many investors perceived to be the most convenient vehicle for rapid investment. As a result, the S&P 500 stock index, which is heavily weighted toward large-cap stocks, returned 22.6%. In contrast, the mid-cap sector of the market returned 17.6% (as measured by the Russell Midcap Index) and small caps returned 13.1% (as measured by the Russell 2000 index).

FUND PERFORMED WELL RELATIVE TO ITS PEERS
  The fund also fared very well compared with its peers. For the 12-month period ended July 31, 1997, the fund's Institutional shares ranked second out of 198 mid-cap funds, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. The fund's Service shares were not ranked because they did not exist during the entire 12-month period.)

TOP PERFORMERS INCLUDED COMPANIES BENEFITING FROM RESTRUCTURING PROGRAMS AND ACQUISITIONS
  The fund's best performers during the period included several companies that benefited from major restructuring initiatives. INTERNATIONAL MULTIFOODS CORP., a distributor of specialty foods, appreciated due to its new management's focus on turning around its vending distribution business and the proposed sale of its Canada Frozen bakery products unit. SUNBEAM CORP., INC., a leading consumer products company, performed well as investors responded positively to its dramatic reforms, which included major asset sales, improved distribution and a new line of products. LENNAR CORP., a diversified homebuilder, announced its intention to spin off its commercial real estate business and merge its homebuilding operations with a major California builder. SHOPKO STORES, INC., a leading regional retailer, decided to end its ownership by SuperValu, Inc. by repurchasing

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
approximately 8.2 million shares of its common stock, which helped the market focus on ShopKo's competitive strengths.
  Other holdings contributed to the fund's positive results when they initiated or accepted takeover offers. ROYAL CARIBBEAN CRUISE LINES LTD., the second largest cruise operator, appreciated when it agreed to acquire Celebrity Cruise Lines, and AMERICAN STATES FINANCIAL CORP., a property/casualty insurer, was acquired by Safeco Corp. at a premium.

SPECIFIC ENERGY- AND UTILITY-RELATED STOCKS LAGGED
  Not all of the fund's holdings fulfilled our expectations. UNICOM CORP., an electric utility, was impacted by negative press and regulatory rulings, but we believe the market has overreacted to these issues and continue to have confidence in the company's fundamentals. In addition, we expect Unicom to benefit from a recent change in senior management and an improving operating environment. TOSCO CORP., an oil refiner and marketer, suffered from soft margins in its West Coast refining operations due to excess supply during the first half of the year. However, we are optimistic that the long-term supply-and-demand situation will improve.

PORTFOLIO CHANGES
  New positions included LEAR CORP., the world's largest supplier of automotive interior systems, which appears to be well positioned to benefit from automakers' trend toward outsourcing, and two computer hardware manufacturers:
BAY NETWORKS, INC., (networking and connectivity products) and QUANTUM CORP. (disk drives and other information storage products).
  During the period, we sold TERADYNE, INC., a manufacturer of semiconductor testing equipment, and DECISIONONE CORP., the leading independent provider of computer support services to U.S. companies, after they appreciated and reached our price targets.

OUTLOOK
  We remain committed to our strategy of identifying and purchasing stocks that trade at a discount to their
 TOP 10 EQUITY HOLDINGS AS OF JULY 31, 1997

                                        PERCENTAGE
                                       OF TOTAL NET
  COMPANY          LINE OF BUSINESS       ASSETS
  -------          ----------------    ------------
  Lear Corp.       Autoparts/Original      3.9%
                    Equipment
  Tosco Corp.      Oil Refining and        3.2
                    Marketing
  ShopKo Stores,
   Inc.            Discount Retailer       3.1
  Quantum Corp.    Computer Component      3.0
                    Manufacturer
  Sunbeam Corp.,
   Inc.            Appliances              2.8
  Darden                                   2.8
   Restaurants     Restaurants and
   Inc.             Hotels
  Owens & Minor    Health                  2.7
   Inc.             Suppliers/Services
  Goodyear Tire &  Tire and Rubber         2.6
   Rubber Co.       Products
  Quest
   Diagnostics,    Clinical
   Inc.             Laboratories           2.5
  Republic New                             2.5
   York Corp.      Banks

intrinsic value. In a market that has been characterized by speculation and momentum at different times since the beginning of 1995, we believe that a value approach is well suited to weather the ups and downs associated with a turbulent market.

/s/ Eileen A. Aptman            /s/ Ronald E. Gutfleish
Eileen A. Aptman                Ronald E. Gutfleish
Portfolio Manager,              Portfolio Manager,
U.S. Active Equity Value        U.S. Active Equity Value

          /s/ G. Lee Anderson
          G. Lee Anderson
          Portfolio Manager,
          U.S. Active Equity Value

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Shares  Description                          Value
-------------------------------------------------------
 COMMON STOCKS--96.2%
 AIRLINES--2.0%
 102,400 Continental Airlines, Inc.*       $  3,840,000
-------------------------------------------------------
 APPLIANCE MANUFACTURER--2.8%
 138,200 Sunbeam Corp.                        5,407,075
-------------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--3.9%
 154,800 Lear Corp.*                          7,411,050
-------------------------------------------------------
 BANKS--3.7%
 176,400 National Bank of Canada              2,297,706
  40,700 Republic of New York Corp.           4,700,850
-------------------------------------------------------
                                              6,998,556
-------------------------------------------------------
 CHEMICAL PRODUCTS--1.7%
  60,800 Union Carbide Corp.                  3,366,800
-------------------------------------------------------
 CHEMICALS-COMMODITY--0.8%
  75,600 Geon Co.                             1,455,300
-------------------------------------------------------
 DATACOM EQUIPMENT--4.6%
 132,600 Bay Networks Inc*                    4,044,300
 271,200 Quest Diagnostics Inc.*              4,712,100
-------------------------------------------------------
                                              8,756,400
-------------------------------------------------------
 DEPARTMENT STORES--3.1%
 199,900 ShopKo Stores Inc.*                  5,772,113
-------------------------------------------------------
 ELECTRIC UTILITIES--5.8%
 242,100 Central Maine Power Co.              3,268,350
 125,400 Long Island Lighting Co.             3,080,138
 201,200 Unicom Corp.                         4,564,725
-------------------------------------------------------
                                             10,913,213
-------------------------------------------------------
 ENTERTAINMENT AND LEISURE--2.0%
  96,400 Royal Caribbean Cruise Lines         3,825,875
-------------------------------------------------------
 FINANCIAL SERVICES--1.9%
  75,800 American States Financial Corp.      3,519,963
-------------------------------------------------------
 FOOD--2.1%
 142,000 International Multifoods Corp.       4,011,500
-------------------------------------------------------

 Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 FOREST PRODUCTS--3.4%
  31,000 Georgia Pacific Corp.           $  2,927,563
 208,300 Stone Container Corp.*             3,462,988
-----------------------------------------------------
                                            6,390,551
-----------------------------------------------------
 HEALTH & MEDICAL SERVICES--2.1%
 297,700 Perrigo Co.*                       3,870,100
-----------------------------------------------------
 HEALTHCARE MANAGEMENT--5.2%
 118,700 Foundation Health Systems*         3,842,913
  85,000 Sierra Health Services, Inc.*      2,794,375
 105,200 Tenet Healthcare Corp.*            3,149,425
-----------------------------------------------------
                                            9,786,713
-----------------------------------------------------
 HOME BUILDERS--3.4%
  44,900 Centex Corp.                       2,503,175
 104,600 Lennar Corp.                       3,896,350
-----------------------------------------------------
                                            6,399,525
-----------------------------------------------------
 INSURANCE SPECIALTY--1.5%
  80,900 Old Rep International Corp.        2,831,500
-----------------------------------------------------
 INSURANCE-LIFE--3.4%
  68,849 American General Corp.             3,666,209
  36,900 Reliastar Financial Corp.          2,829,769
-----------------------------------------------------
                                            6,495,978
-----------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--1.8%
  74,800 Allmerica Financial Corp.          3,309,900
-----------------------------------------------------
 MEDIA/ENTERTAINMENT--1.3%
  78,200 Carmike Cinemas*                   2,473,075
-----------------------------------------------------
 MEDICAL PRODUCTS AND SUPPLIES--4.8%
 160,700 Imation Corporation*               3,947,194
 347,200 Owens & Minor Inc.                 5,164,600
-----------------------------------------------------
                                            9,111,794
-----------------------------------------------------
 MISCELLANEOUS BUSINESS SERVICES--2.2%
  52,300 Unionbancal Corporation            4,066,325
-----------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


 Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 OIL REFINING & MARKETING--6.3%
 415,100 Groupe AB SA ADR*               $  3,242,969
 192,400 Tosco Corp.                        6,024,525
  60,500 Valero Energy Corp.*               2,601,500
-----------------------------------------------------
                                           11,868,994
-----------------------------------------------------
 PACKAGING--1.5%
  83,200 Owens Illinois Corp.*              2,870,400
-----------------------------------------------------
 PERSONAL COMPUTERS & PERIPHERALS--3.0%
 196,400 Quantum Corp*                      5,707,875
-----------------------------------------------------
 PHARMACEUTICALS--1.7%
  65,935 Block Drug Co.                     3,115,429
-----------------------------------------------------
 RESTAURANTS--2.8%
 560,300 Darden Restaurants, Inc.           5,357,869
-----------------------------------------------------
 SEMICONDUCTORS--4.0%
  62,600 Avnet Inc.                         4,119,863
 130,462 Vishay Intertechnology, Inc.*      3,489,859
-----------------------------------------------------
                                            7,609,722
-----------------------------------------------------
 STEEL--1.7%
  70,300 AK Steel Holding Corp.             3,225,013
-----------------------------------------------------
 SUPERMARKETS--3.4%
 168,800 Fleming Companies, Inc.            2,690,250
  90,600 Supervalu, Inc.                    3,669,300
-----------------------------------------------------
                                            6,359,550
-----------------------------------------------------
 TEXTILES--4.0%
 168,000 Angelica Corp.                     3,234,000
 161,200 Fruit of The Loom, Inc.*           4,412,850
-----------------------------------------------------
                                            7,646,850
-----------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--2.6%
  76,200 Goodyear Tire & Rubber Co.         4,919,663
-----------------------------------------------------
 TRANSPORTATION-MISCELLANEOUS--1.7%
  89,800 CNF Transportation Inc.            3,131,769
-----------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $136,678,430)                    $181,826,440
-----------------------------------------------------

 Principal
   Amount   Description                             Value
--------------------------------------------------------------
 REPURCHASE AGREEMENT--2.9%
 $5,600,000 Joint Repurchase Agreement Account
             5.84%, 08/01/97                     $  5,600,000
--------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $5,600,000)                              $  5,600,000
--------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $142,278,430)(A)                         $187,426,440
--------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which
  value exceeds cost                             $ 48,533,786
 Gross unrealized loss for investments in which
  cost exceeds value                               (3,408,004)
--------------------------------------------------------------
 Net unrealized gain                             $ 45,125,782
--------------------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $142,300,658.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs International Equity Fund seeks long-term capital appreciation by investing in equity securities of companies organized or traded outside the U.S. that we believe have the potential to appreciate over the long term. The fund focuses on growing companies that are attractively valued and have strong, competitive positions in their respective industries. The fund's portfolio managers are based in London, Tokyo and Singapore and their knowledge of local markets plays an important role in uncovering investment opportunities. While the fund does not allocate assets across specific countries based on top-down economic or market forecasts, the portfolio managers strive to manage risk by remaining diversified by country and industry sector and by closely monitoring economic and political events in countries in which the fund does invest.

MARKET OVERVIEW: EUROPEAN MARKETS PERFORMED BEST WHILE ASIA LAGGED
  During the six-month period under review, slower than expected economic growth persisted in several European and Asian countries while growth in other countries, such as the U.K., accelerated. Most European equity markets continued to perform very well, buoyed by healthy earnings and an increased focus on improving shareholder value. In Asia, several markets posted strong results while others were impacted by a variety of regional and country-specific issues.

 .Europe. Europe's overall economic recovery continued, but growth for specific countries was mixed. The economies of the U.K., Spain, the Netherlands and parts of Scandinavia showed the most improvement, while those of Germany and France were disappointing despite signs of a moderate upturn. The climate for equities in continental Europe remained positive, as stocks continued to benefit from loose monetary policies, subdued inflation and the strong U.S. dollar. During the period under review, the European equity markets climbed 26.1%, as measured by the FT/S&P Actuaries Europe Index in terms of local currencies. However, the performance of U.K. equities lagged most European markets as the strong pound sterling impacted the profitability of export-dependent companies. In addition, investors feared further monetary tightening would be necessary to rein in the U.K.'s rising inflationary pressures.

 .Japan. For the six-month period ended July 31, Japanese stocks (as measured by the TOPIX index in yen without dividends reinvested) rose 12.5%, underperforming most other equity markets. Though Japan's economy strengthened, the recovery remained fragile and investors lacked confidence in the sustainability of corporate profits. With future earnings uncertain, investors focused on international blue-chip stocks that benefited from the weakness of the yen, and shied away from the rest of the market. Despite these concerns, the market strengthened during the second half of the period, when healthy demand from pension plans and foreign investors helped support equity prices.

 .Asia (ex-Japan). The Asian stock markets returned 1.3% during the period, as measured by the Morgan Stanley Capital International All Country Asia Free
(Ex Japan) Index (without dividends reinvested). The weak performance indicated by the Index masks the extreme divergence of performance among the individual Asian markets. For example, India rose 26.1%, Hong Kong returned 17.3%, Thailand fell 7.4% and the Philippines dropped 22.7% (all in local currency terms). Among the key events affecting the Asian markets during the period were the July handover of Hong Kong to China and the devaluation of the Thai baht. Though investor optimism regarding the handover helped buoy the region's performance, the Thai devaluation sparked currency turmoil that impacted several markets, such as the Philippines.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

PERFORMANCE REVIEW: FUND OUTPERFORMED THE BENCHMARK PRIMARILY DUE TO SUCCESSFUL STOCK SELECTION

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN                        FT/S&P ACTUARIES
                                (BASED ON NET                          EUROPE & PACIFIC
                                ASSET VALUE)                          INDEX TOTAL RETURN
                              -----------------                       ------------------
  Class A*                         20.81%                                   16.72%
  Class B*                         20.48%                                   16.72%
  Institutional*                   21.19%                                   16.72%
  Service*                         20.89%                                   16.72%

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  During the period, all of the fund's share classes outperformed the benchmark, the Financial Times/S&P Actuaries Europe & Pacific Index ("Europac") unhedged. (Europac is a capitalization-weighted composite of approximately 1,500 stocks from 23 countries in Europe and the Asia-Pacific region and is calculated on a monthly basis.) We are also pleased to note that the fund continued to perform well compared with its peers. For the three-year period ended July 31, 1997, the fund's Class A shares were rated "four stars" (in a universe of 555 international equity funds) by Morningstar, Inc., an independent mutual fund rating agency./1/
--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 7/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B, Institutional and Service shares have not been rated. Class B, Institutional and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

  The fund's strong performance can primarily be attributed to successful stock selection across regions. In addition, several of the fund's country weightings favorably contributed to its results. These included an overweighting in Europe, which performed well during the period, and a relative underweighting in Japan and other Asian markets, which were generally weaker.

  Europe. As of July 31, the fund was overweighted in European stocks relative to the Index, 56.8% versus 53.0%. Two of the fund's best performers in the region were temporary employment agencies ADECCO (Switzerland) and RANDSTAD HOLDINGS (Netherlands), which appreciated due to earnings upgrades and a cyclical upturn in the temporary employment industry. A number of technology-related holdings also achieved strong results, including ASM LITHOGRAPHY (Dutch manufacturer of wafer steppers), SGS THOMSON (French semiconductor manufacturer), MISYS (British software manufacturer) and ERICSSON (Swedish supplier of mobile handsets and infrastructure). In contrast, RENTOKIL GROUP (British environmental services) suffered when the strong pound sterling translated into weaker foreign earnings, which fueled concerns regarding the company's ability to match its prior 20% annualized earnings growth record.
  New European investments included ASM Lithography, one of only three volume manufacturers of wafer stepper machines used in the manufacturing of semiconductors. This stock performed very well since it was added, as noted. Sales during the period included Randstad Holdings, which reached our price target.

  Japan. As of July 31, the fund's 30.5% allocation in Japan was underweighted compared with the benchmark (32.6%). The Japanese portion of the fund significantly outperformed the TOPIX index, as it held a large number of internationally competitive export-oriented companies that fared well during the period. SMC CORP., a manufacturer of pneumatic control devices used in automated assembly lines, continued to benefit from its dominant market share in Japan and successful

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
expansion of its overseas operations. CANON, INC., a manufacturer of office equipment, cameras and computer peripherals, performed well due to good earnings results and a bright outlook for PC peripherals. TDK CORP., an electronic components manufacturer, continued to surprise the market with better than expected profits resulting from its strong market position in "magneto-resistive" type of hard disk drive heads. However, the performance of MITSUBISHI HEAVY INDUSTRIES LTD. was disappointing due to a difficult pricing outlook for the domestic electric power generation market. Japanese positions initiated during the period include NINTENDO, one of the largest video game manufacturers, which is positioned to benefit from Nintendo 64, its new game platform, and ONO PHARMACEUTICAL CO., which introduced a new anti-asthma drug with substantial market potential.

  Asia-Pacific. The portfolio was underweighted in Asia (outside Japan) compared with the benchmark, 8.7% versus 10.1%. One of the fund's best performers in the region was ASIA SATELLITE TELECOMMUNICATION HOLDINGS LTD., a leading satellite owner and operator in the Asia-Pacific region. The company performed well when satellite utilization and transponder rates remained firm, which eased market concerns that an impending oversupply of transponders would impact the profitability of Asian satellite operators. In contrast, COMMERCE ASSET HOLDINGS, the fifth largest financial group in Malaysia, came under pressure due to concerns of a slowdown in future earnings growth resulting from tighter monetary conditions, a more difficult operating environment for its merchant banking and stockbrokerage businesses, and potential deterioration in the credit quality of its loan portfolio. A new addition was VILLAGE ROADSHOW, an Australian media and entertainment company with interests in cinema, radio, theme park and resort businesses. The company appears to be well positioned to benefit from aggressive expansion in Europe and Asia, as well as from a number of partnerships that are expected to give it a competitive advantage.

PORTFOLIO COMPOSITION: DIVERSIFICATION BY COUNTRY AND INDUSTRY
  As of July 31, 1997, 96.2% of the fund's net assets were invested in equities and the remainder (4.8%) was invested in cash equivalents. The fund was widely diversified by both country and industry, with positions in 60 companies based in 16 countries. In terms of total net assets, the fund's five largest country exposures were Japan (30.5%), the U.K. (13.5%), Sweden (7.6%), Switzerland (7.0%) and Germany (6.9%).

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                           PERCENTAGE
                                            OF TOTAL
  COMPANY (Line of Business)   COUNTRY     NET ASSETS
  --------------------------   -------     ----------
  Novartis                     Switzerland    3.6%
   Pharmaceuticals
  Rentokil Group               U.K.           3.1
   Environmental
    Services
  ASM Lithography              Netherlands    2.9
   Manufacturer of
    Wafer Steppers
  SMC Corp.                    Japan          2.8
   Manufacturer of
    Industrial
    Controls
  Canon, Inc.                  Japan          2.8
   Office Equipment
    Manufacturer
  Hoechst                      Germany        2.7
   Chemical and Drug
    Manufacturer
  Mitsubishi Heavy
   Industries, Ltd.            Japan          2.4
   Heavy Machinery
    Manufacturer
  Bank of Ireland              Ireland        2.4
   Commercial Bank
  Electrocomponents            U.K.           2.4
   Catalog
    Distributor of
    Industrial
    Components
  Adecco SA                    Switzerland    2.3
   Commercial
    Services

-------------------------------------------------------------------------------
--------------------------------------  --------------------------------------
--------------------------------------  --------------------------------------

OUTLOOK
  We remain optimistic regarding the performance of European equities, given the current favorable environment of low interest rates, contained inflationary pressures and improved economic growth prospects. Furthermore, currency devaluation relative to the U.S. dollar and the British pound is helping strengthen European corporate competitiveness, while corporate restructuring and the focus on enhancing shareholder value are trends that we expect to continue unabated.
  In Japan, we believe the market may consolidate in the short term, as investors have become more cautious regarding the economic outlook due to indications of economic softening. However, Japanese equities should continue to benefit from a number of factors: Corporate fundamentals are expected to remain sound, particularly for manufacturing companies; inflationary pressures are still virtually nonexistent; and interest rates are unlikely to rise to levels that would be harmful to the stock market.
  We are generally positive on the long-term outlook of other Asian markets. However, we remain cautious over the near term as the volatility of these markets will be higher due to uncertainties resulting from the delinking of a number of currencies from the U.S. dollar. Select Asian equities remain attractively valued on a historical basis and are expected to benefit from a pickup in export growth, improved inflation and a modest economic recovery throughout the region subsequent to the currency devaluations. We will manage our exposure in a conservative manner as we remain committed to our long-term investment style.

FORTHCOMING MANAGEMENT TEAM CHANGES
  During the period, Goldman Sachs Asset Management International continued to expand and strengthen its global investment team. With growth comes change, however, and we are sorry to announce that Messrs. Jack and Jongen, two of the portfolio managers of the European portion of the fund, will be leaving Goldman Sachs in September to pursue other opportunities. To ensure decision-making continuity and a smooth transition, Messrs. Jack and Jongen have taken an active role in integrating new members into the team. For example, James Hordern, a specialist in European equities, joined the firm from Mercury Asset Management in July, and we expect to add another senior European portfolio manager shortly. The fund's investment process will continue to be based on a team approach, which enables it to benefit from the contribution of several viewpoints and a continuity of style, unlike an investment approach that is dependent on specific individuals.

/s/ Ivor H. Farman

Ivor H. Farman
Portfolio Manager, London

/s/ Alessandro P. G. Lunghi

Alessandro P. G. Lunghi
Portfolio Manager, London

/s/ Shogo Maeda

Shogo Maeda
Portfolio Manager, Tokyo

/s/ Warwick M. Negus

Warwick M. Negus
Portfolio Manager, Singapore

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares   Description                   Value
---------------------------------------------------
 COMMON STOCKS--96.2%
 AUSTRALIAN DOLLAR--3.0%
  1,060,422 Australia & New Zealand
             Bank Group (Commercial
             Banks)                    $  8,479,696
  2,982,818 Village Roadshow
             (Entertainment
             & Leisure)                   7,958,141
    992,791 Woodside Petroleum, Ltd.
             (Oil & Gas)                  8,420,543
---------------------------------------------------
                                         24,858,380
---------------------------------------------------
 BRITISH POUND STERLING--13.5%
  2,670,475 Electrocomponents
             (Electronics)               19,806,549
  1,857,248 Farnell Electronics
             (Electronics)               15,633,965
    754,039 Misys PLC (Business
             Services)                   18,806,989
  7,108,918 Rentokil Group (Business
             Services)                   25,371,412
    819,521 Siebe (Engineering)          14,792,264
  1,053,405 Standard Chartered
             (Banking)                   17,363,097
---------------------------------------------------
                                        111,774,276
---------------------------------------------------
 DEUTSCHE MARK--6.9%
    141,131 Adidas AG (Textiles)         16,552,259
     88,741 Fresenius AG (Health
             Care)                       18,213,660
    483,530 Hoechst AG (Health Care)     22,670,802
---------------------------------------------------
                                         57,436,721
---------------------------------------------------
 FRENCH FRANC--6.1%
     90,735 CLF Dexia France
             (Financial Services)         8,976,498
     25,428 Comptoirs Modernes
             (Retail Trade)              12,291,282
    105,352 Credit Local de France
             (Financial Services)        10,422,572
    208,421 SGS Thomson
             Microelectronics
             (Electronics)               18,839,444
---------------------------------------------------
                                         50,529,796
---------------------------------------------------
 HONG KONG DOLLAR--3.5%
  4,000,037 Asia Satellite Telephone
             (Utility)                   12,011,735
  1,388,900 Dao Heng Bank Group
             (Commercial Bank)            8,467,043
    692,678 Sun Hung Kai Properties
             Co.
             (Real Estate)                8,700,411
---------------------------------------------------
                                         29,179,189
---------------------------------------------------

   Shares   Description                                           Value
---------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 IRISH POUND--2.4%
  1,640,114 Bank of Ireland (Commercial Banks)                 $ 20,028,917
---------------------------------------------------------------------------
 ITALIAN LIRA--3.9%
  2,415,600 Ente Nazionale Idrocarburi (Oil & Gas)               14,097,734
  3,811,980 Telecom Italia Mobile (Utility)                      12,836,950
  3,392,066 Telecom Italia Mobile (Di Risp Shares) (Utility)      5,853,045
---------------------------------------------------------------------------
                                                                 32,787,729
---------------------------------------------------------------------------
 JAPANESE YEN--30.5%
    268,459 Aderans Company Ltd. (Retail Trade)                   7,508,232
    109,000 Autobachs Seven Co.
             (Automobiles & Automobile Parts)                     8,141,613
    726,265 Canon, Inc.
             (Office Equipment Manufacturer)                     23,196,295
    152,252 Hoya Corp. (Electronics)                              7,718,732
    285,108 Inaba Denkisangyo
             (Electronics)                                        4,456,694
    220,000 Ito En (Beverages)                                    4,926,067
    397,497 Kokuyo Co., Ltd. (Computers/Office)                   9,504,997
    195,615 Kyocera Corp. (Electronics)                          16,859,087
    339,776 Max Co. (Office Equipment Manufacturer)               5,655,756
    260,750 Mirai Industry Co. (Electronics)                      5,177,545
  2,853,707 Mitsubishi Heavy Industries Ltd. (Machinery)         20,133,884
  2,639,790 Mitsui Marine & Fire (Insurance)                     18,133,918
    151,642 Nintendo (Toys)                                      15,375,614
    253,000 Ono Pharmaceutical (Pharmaceuticals)                  8,807,435
    498,354 Santen Pharmaceutical Co. (Pharmaceuticals)           8,674,349
    111,323 Sanyo Shinpan Financial (Financial)                   6,753,689
    357,654 Shimachu Co. (Retail-Furniture)                       9,277,547
    238,511 SMC Corp. (Machinery)                                23,579,033
    407,129 Taikisha Ltd. (Machinery)                             6,157,675
    376,002 Takeda Chemical Industry (Pharmaceuticals)           11,405,552
    223,037 TDK Corp. (Consumer Goods)                           19,222,453

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   Shares   Description                                        Value
------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 JAPANESE YEN (CONTINUED)
    409,835 Tostem Corp. (Building Materials)               $  9,211,331
    122,727 York Benimaru (Food-Retailer)                      3,411,676
------------------------------------------------------------------------
                                                             253,289,174
------------------------------------------------------------------------
 MALAYSIAN RINGGIT--1.0%
  1,645,557 Commerce Asset Holdings
             (Commercial Banks)                                4,117,792
    581,000 United Engineers Malaysia (Engineering)            4,053,232
------------------------------------------------------------------------
                                                               8,171,024
------------------------------------------------------------------------
 NETHERLANDS GUILDER--6.5%
    173,039 Aegon (Insurance)                                 13,120,017
    292,315 ASM Lithography HL
             (Electronics-Semiconductors)                     23,728,652
    131,669 Wolters Kluwer (Publishing)                       17,324,701
------------------------------------------------------------------------
                                                              54,173,370
------------------------------------------------------------------------
 PHILIPPINE PESO--0.3%
 13,746,266 Metro Pacific Corp.
             (Wholesale Trade)                                 2,166,784
------------------------------------------------------------------------
 PORTUGUESE ESCUDO--1.4%
    682,475 Elec de Portugal (Utility)                        11,562,336
------------------------------------------------------------------------
 SINGAPORE DOLLAR--1.0%
  1,850,266 Parkway Holdings (Conglomerate)                    8,489,767
         83 Singapore Land (Real Estate)                             409
------------------------------------------------------------------------
                                                               8,490,176
------------------------------------------------------------------------
 SPANISH PESETA--1.6%
     60,358 Banco Popular (Commercial Banks)                  13,357,266
------------------------------------------------------------------------
 SWEDISH KRONA--7.6%
    395,232 Ericsson Telecommunications (Computer/Office)     17,805,028
    572,104 Securitas AB (Business Services)                  16,632,389
    648,000 Sparbanken Sverige (Banking)                      14,210,348
  4,685,493 Swedish Match AB (Tobacco)                        14,854,823
------------------------------------------------------------------------
                                                              63,502,588
------------------------------------------------------------------------

   Shares    Description                                       Value
-------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SWISS FRANC--7.0%
      49,797 Adecco SA (Commercial Services)                $ 19,371,530
       6,384 Cie Financier Richemont AG (Consumer Goods)       9,402,497
      18,330 Novartis AG (Pharmaceuticals)                    29,381,753
-------------------------------------------------------------------------
                                                              58,155,780
-------------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $634,200,651)                                       $799,463,506
-------------------------------------------------------------------------
 SHORT-TERM OBLIGATION--4.8%
 $39,478,820 State Street Bank & Trust Euro-Time Deposit,
              5.69%, 08/01/1997                             $ 39,478,820
-------------------------------------------------------------------------
 TOTAL SHORT-TERM OBLIGATION
  (COST $39,478,820)                                        $ 39,478,820
-------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $673,679,471)(A)                                    $838,942,326
-------------------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which value
  exceeds cost                                              $178,334,650
 Gross unrealized loss for investments in which cost
  exceeds value                                              (18,650,863)
-------------------------------------------------------------------------
 Net unrealized gain                                        $159,683,787
-------------------------------------------------------------------------

(a) The aggregate cost for federal income tax purposes is $679,258,539.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

-------------------------------------------
COMMON STOCK INDUSTRY CONCENTRATIONS
-------------------------------------------
Automobiles & Automobile Parts         1.0%
Banking                                3.8%
Beverages                              0.6%
Building Materials                     1.1%
Business Services                      7.3%
Commercial Banks                       6.6%
Commercial Services                    2.3%
Computers/Office                       3.3%
Conglomerate                           1.0%
Consumer Goods                         3.4%
Electronics                           10.6%
Electronics-Semiconductors             2.9%
Engineering                            2.3%
Entertainment & Leisure                1.0%
Financial                              0.8%
Financial Services                     2.3%
Food Retailer                          0.4%
Health Care                            4.8%
Insurance                              3.8%
Machinery                              6.0%
Office Equipment Manufacturer          3.5%
Oil & Gas                              2.7%
Pharmaceuticals                        7.0%
Publishing                             2.1%
Real Estate                            1.0%
Retail-Furniture                       1.1%
Retail Trade                           2.4%
Textiles                               2.0%
Tobacco                                1.8%
Toys                                   1.9%
Utility                                5.1%
Wholesale Trade                        0.3%
-------------------------------------------
Total Common Stocks                   96.2%
-------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Small Cap Equity Fund seeks long-term capital appreciation, primarily through investments in equity securities of U.S. companies with market capitalizations of $1 billion or less. The fund is managed according to a "business value" approach to investing, which means we look for attractive companies with high or improving returns on capital that we believe can achieve solid, sustainable growth, as well as generate free cash after investing for future growth. This approach differs markedly from many emerging growth small-cap funds that invest in companies with high price-to-earnings multiples solely on the basis of rapid, but frequently unsustainable, growth rates. Our rigorous fundamental research includes meeting with a company's management and examining a company's competitors, customers and suppliers.

NAME CHANGE
  To more closely reflect the fund's value investment style, its name was changed in August from the Goldman Sachs Small Cap Equity Fund to the Goldman Sachs Small Cap Value Fund. Please note that the fund's objective and investment focus remain the same.

PERFORMANCE REVIEW: FUND SIGNIFICANTLY OUTPERFORMED THE BENCHMARK

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN
                                (BASED ON NET                                       RUSSELL 2000
                                ASSET VALUE)                                        TOTAL RETURN
                              -----------------                                     ------------
  Class A*                         17.65%                                              13.07%
  Class B*                         17.26%                                              13.07%

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  Overall, small-cap stocks continued to lag large-cap stocks during the period, primarily due to the relatively weak performance of emerging growth small caps early in the year. Though the emerging growth sector strengthened during the second quarter, small-cap stocks with value characteristics, which the fund emphasizes, significantly outperformed small-cap growth stocks for the period as a whole. The period was marked by significant volatility, with the Russell 2000 down nearly 10% toward the end of April, and then rebounding to close up 13% at the end of July. The turbulence was primarily driven by concerns over tightening monetary policy in the first quarter, which faded as more moderate growth was reported in the second quarter.
  THE FUND'S CLASS A AND CLASS B SHARES BOTH SIGNIFICANTLY OUTPERFORMED THE BENCHMARK DURING THE PERIOD, PRIMARILY DUE TO SUCCESSFUL STOCK SELECTION IN A WIDE RANGE OF INDUSTRIES. In general, the fund's best performers achieved strong results relative to the benchmark due to several reasons:
 .The stock prices of several holdings rebounded when company fundamentals stabilized and began to improve after previous earnings disappointments or operational difficulties. These included health-related companies such as MARINER HEALTH GROUP INC. and SUN HEALTHCARE GROUP INC. (providers of long-term care services) as well as specialty retailers such as GENERAL NUTRITION COS. INC. (vitamins and nutrition supplements) and J. BAKER, INC. (men's apparel and discount licensed shoe departments). The solid performance of Mariner Health Group and Sun Healthcare Group was particularly notable as the healthcare sector was among the weakest overall performers in the Russell 2000 over the period.
 .A number of stocks appreciated when their continued strong underlying growth began to be more widely recognized by the market. These included two of the fund's restaurant investments, IHOP CORP. and MORTON'S RESTAURANT GROUP, INC.; financial stocks such as IPC HOLDINGS LTD. (catastrophe reinsurance) and HORACE MANN EDUCATORS CORP. (property, casualty and life insurance for the educator market); CARBIDE/GRAPHITE GROUP, INC. (a manufacturer of electrodes for steel mini-

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
mills); and MOVADO GROUP INC. (owner of the Movado, Concord and Esquire watch brands).
 .Some holdings performed well when they received and accepted merger proposals. These included HERITAGE MEDIA CORP. (in-store marketing products and services), DECISIONONE CORP. (computer support provider) and LESLIE'S POOLMART, INC. (swimming pool supplies).
  An investment that did not meet our expectations was GROUPE AB, the largest independent provider of content for French television, which declined due to concerns over the potential cancellation of a major customer's expected youth programming orders. We believe the market has overreacted to this news as Groupe AB has the potential to benefit from the distribution of its library of youth programming to other television broadcasters. In addition, the company has large upside opportunity as one of three main providers of direct-to-home satellite services in the French market.

NEW INVESTMENTS IN HEALTHCARE AND BASIC INDUSTRY, SALES IN SEVERAL HOLDINGS
  New investments in healthcare during the period included QUEST DIAGNOSTICS, INC., one of the top three clinical laboratories in the U.S., which is positioned to benefit from its turnaround plan, and PHYSICIANS RESOURCE GROUP INC., the leading provider of physician practice management services to ophthalmic practices. In basic industry, new investments included FEDDERS CORP., the largest manufacturer of room air conditioners in North America, which has exciting international growth opportunities, and REXEL INC., a well-managed, expanding distributor of electrical products to the construction and utility industries.
  During the period, we sold a number of holdings (e.g., HORACE MANN EDUCATORS CORP., THE MORNINGSTAR GROUP and AMERICAN SAFETY RAZOR CO.) after they reached our target prices. Though the fund's cash position increased significantly as a result of new sales, we are gradually reinvesting the cash as we identify attractive investments that meet our disciplined selection criteria.

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                      PERCENTAGE
                                       OF TOTAL
  COMPANY           LINE OF BUSINESS  NET ASSETS
  -------           ----------------  ----------
  Movado Group,     Luxury Watch         4.3%
   Inc.              Distributor
  Friedman's, Inc.  Jewelry Retailer     3.6
  Groupe AB         Media Content        3.5
                     Provider
  Heritage Media    Media/Marketing      3.2
   Corp.             Services
  J. Baker, Inc.    Specialty Apparel    2.8
  Landstar System
   Inc.             Trucking             2.8
  Quest
   Diagnostics,     Clinical
   Inc.              Laboratories        2.5
  Terra Nova                             2.5
   Bermuda          Property/Casualty
   Holdings          Insurance
  Morton's          Restaurants          2.5
   Restaurant
   Group, Inc.
  DecisionOne       Computer Support     2.5
   Corp.             Provider

OUTLOOK
  The stock market as a whole has reached historically high valuations as a result of the most recent rally. However, we believe the outlook for small-cap stocks is potentially more positive than that of large caps, as small-cap valuations have remained at relatively modest levels. If the investment environment becomes more volatile due to a deterioration in sentiment, stock selection will play an increasingly important role in determining returns. We remain optimistic that our disciplined, bottom-up investment approach will enable us to continue to identify attractive opportunities.


/s/ Paul D. Farrell             /s/ Matthew B. McLennan

Paul D. Farrell                 Matthew B. McLennan
Senior Portfolio Manager,       Portfolio Manager,
U.S. Active Equity Value        U.S. Active Equity Value

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                              Value
---------------------------------------------------------------
 COMMON STOCKS--83.3%
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--2.0%
     889,700 APS Holding Corp.*                    $  6,394,719
---------------------------------------------------------------
 BANKS--0.8%
      63,325 Banca U.S.*                              1,021,116
      94,200 Northwest Savings Bank                   1,660,275
---------------------------------------------------------------
                                                      2,681,391
---------------------------------------------------------------
 COMMERCIAL PRODUCTS--3.0%
     211,000 Figgie International, Inc. Class A*      3,006,750
     239,300 Figgie International, Inc. Class B*      3,305,331
     194,600 Spartech Corp.                           2,991,975
---------------------------------------------------------------
                                                      9,304,056
---------------------------------------------------------------
 COMMERCIAL SERVICES--3.1%
     151,700 Black Box Corp.*                         5,537,050
      74,600 Galileo International Inc.*              1,967,575
     539,200 Opinion Research Corp.*                  2,089,400
---------------------------------------------------------------
                                                      9,594,025
---------------------------------------------------------------
 COMMUNICATIONS-MEDIA SERVICES--1.6%
     176,700 Rural Cellular Corp.*                    1,833,263
      78,300 Telephone & Data Systems, Inc.           3,004,763
---------------------------------------------------------------
                                                      4,838,026
---------------------------------------------------------------
 DATACOM EQUIPMENT--2.5%
     327,700 DecisionOne Corp.*                       7,598,544
---------------------------------------------------------------
 ELECTRIC UTILITIES--2.4%
     538,800 Central Maine Power Co.                  7,273,800
---------------------------------------------------------------
 ELECTRICAL EQUIPMENT--4.3%
     187,700 Carbide/Graphite Group*                  5,443,300
     378,300 Fedders Corp Class A*                    2,246,156
     258,100 Fedders Corp.                            1,564,731
     214,900 Rexel, Inc.*                             3,921,925
---------------------------------------------------------------
                                                     13,176,112
---------------------------------------------------------------
 ENGINEERING--0.2%
      59,500 RCM Technologies*                          654,500
---------------------------------------------------------------
 ENTERTAINMENT AND LEISURE--1.3%
      11,600 CMP Media Inc.*                            313,200
      70,100 Royal Caribbean Cruise Lines             2,782,094

   Shares    Description                        Value
---------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERTAINMENT AND LEISURE (CONTINUED)
      44,700 Silverleaf Resorts, Inc.*       $    877,238
---------------------------------------------------------
                                                3,972,532
---------------------------------------------------------
 FINANCIAL SERVICES--0.9%
     118,500 Amerin Corp.*                      2,918,063
---------------------------------------------------------
 FOOD--0.4%
     259,900 Cadiz Land Co., Inc.*              1,348,231
---------------------------------------------------------
 FOOD PRODUCERS--1.0%
     374,600 Alpine Lace Brands, Inc.*          3,043,625
---------------------------------------------------------
 HEALTH & MEDICAL SERVICES--1.9%
      82,100 Matria Healthcare, Inc.*             369,450
      61,100 Perrigo Co.*                         794,300
     564,100 Physicians Resource Group I*       4,724,338
---------------------------------------------------------
                                                5,888,088
---------------------------------------------------------
 HEALTHCARE MANAGEMENT--7.3%
     443,200 Mariner Health Group, Inc.*        5,955,500
     445,300 Quest Diagnostics Inc.*            7,737,088
     164,200 Sierra Health Services, Inc.*      5,398,075
     168,300 Sun Healthcare Group, Inc.*        3,565,856
---------------------------------------------------------
                                               22,656,519
---------------------------------------------------------
 HOME FURNISHING & SERVICES--0.7%
     197,600 Congoleum Corp.*                   2,198,300
---------------------------------------------------------
 INSURANCE-LIFE--0.3%
      37,300 ARM Financial Group, Inc.*           773,975
---------------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--7.0%
     142,700 IPC Holdings Ltd.                  4,245,325
     117,700 Scpie Holdings, Inc.               3,104,338
     126,600 Seibels Bruce Group*               1,076,100
     301,900 Symons International Group*        5,660,625
     329,600 Terra Nova Bermuda Holdings        7,663,200
---------------------------------------------------------
                                               21,749,588
---------------------------------------------------------
 JEWELRY--4.3%
     458,075 Movado Group, Inc.                13,284,175
---------------------------------------------------------


---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 MEDIA--3.7%
   1,369,400 Groupe AB SA ADR*                    $ 10,698,438
      34,400 Scientific Games Holdings, Inc.*          597,270
--------------------------------------------------------------
                                                    11,295,708
--------------------------------------------------------------
 MEDIA/ENTERTAINMENT--1.1%
     432,300 International Post Ltd.*                1,296,900
     367,400 Platinum Entertainment, Inc.*           2,158,475
--------------------------------------------------------------
                                                     3,455,375
--------------------------------------------------------------
 PACKAGING--0.6%
      93,600 Shorewood Packaging Corp.*              1,977,300
--------------------------------------------------------------
 PHARMACEUTICALS--0.5%
      87,900 Chirex, Inc.*                           1,505,288
--------------------------------------------------------------
 RADIO AND TELEVISION BROADCASTING--4.8%
     562,800 Heritage Media Corp.*                   9,919,350
     370,200 Pegasus Communications, Inc.*           4,905,150
--------------------------------------------------------------
                                                    14,824,500
--------------------------------------------------------------
 REAL ESTATE--1.1%
     186,800 Insignia Financial Group, Inc.*         3,549,200
--------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS--1.0%
     132,900 Boykin Lodging Trust Inc                3,148,069
--------------------------------------------------------------
 RECREATIONAL PRODUCTS--0.8%
     335,800 DSI Toys Inc.*                          2,518,500
--------------------------------------------------------------
 RESTAURANTS & HOTELS--3.4%
      90,700 IHOP Corp.*                             2,879,725
     362,000 Mortons Restaurant Group, Inc.*         7,602,000
--------------------------------------------------------------
                                                    10,481,725
--------------------------------------------------------------
 RETAIL HARDGOODS--3.7%
     731,000 Brookstone Inc.*                        6,487,625
     290,700 Finlay Enterprises, Inc.*               4,941,900
--------------------------------------------------------------
                                                    11,429,525
--------------------------------------------------------------
 SPECIALTY FINANCE--1.3%
     341,500 Long Beach Financial Corp.*             3,927,250
--------------------------------------------------------------
 SPECIALTY RETAIL--9.5%
     720,100 Friedmans, Inc.*                       11,071,538
      43,100 General Nutrition Companies, Inc.*      1,228,350

   Shares    Description                              Value
---------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SPECIALTY RETAIL (CONTINUED)
      67,100 Hibbett Sporting Goods, Inc.*         $  1,526,525
     999,300 J. Baker, Inc.                           8,743,875
      34,900 Linens N'things, Inc.*                     981,563
     765,300 Loehmann's, Inc.*                        5,309,269
     125,400 Multiple Zones International, Inc.*        603,488
---------------------------------------------------------------
                                                     29,464,608
---------------------------------------------------------------
 STEEL--1.3%
      84,400 J & L Specialty Steel, Inc.              1,139,400
     153,500 Lukens Inc.                              2,935,688
---------------------------------------------------------------
                                                      4,075,088
---------------------------------------------------------------
 TEXTILES--1.8%
     151,800 Pluma, Inc.*                             2,191,613
     144,900 Synthetic Industries, Inc.*              3,396,086
---------------------------------------------------------------
                                                      5,587,699
---------------------------------------------------------------
 TRUCKING--3.7%
     193,400 Allied Holdings, Inc.*                   2,949,350
     341,900 Landstar Systems, Inc.*                  8,547,500
---------------------------------------------------------------
                                                     11,496,850
---------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $230,250,550)                              $258,084,954
---------------------------------------------------------------
  Principal
   Amount    Description                              Value
---------------------------------------------------------------
 CORPORATE BONDS--0.1%
 $   500,000 J. Baker, Inc.
              7.0%, 06/01/02                       $    446,250
---------------------------------------------------------------
 TOTAL CORPORATE BONDS
  (COST $498,537)                                  $    446,250
---------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Contracts  Description                                             Value
------------------------------------------------------------------------------
 OPTIONS--0.3%
         500 S&P 500 Index Put Strike 900
              exp.09/97                                           $    518,750
         200 S&P 500 Index Put Strike 825
              exp.09/97                                                 47,500
         300 S&P 500 Index Put Strike 775
              exp.09/97                                                 30,000
         350 S&P 500 Index Put Strike 800
              exp.09/97                                                 48,125
         500 S&P 500 Index Put Strike 875
              exp.09/97                                                325,000
------------------------------------------------------------------------------
                                                                       969,375
------------------------------------------------------------------------------
 TOTAL OPTIONS
  (COST $3,270,771)                                               $    969,375
------------------------------------------------------------------------------
  Principal
   Amount    Description                                             Value
------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--16.1%
 $49,800,000 Joint Repurchase Agreement Account
              5.84%, 08/01/97                                     $ 49,800,000
------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS
  (COST $49,800,000)                                              $ 49,800,000
------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $283,819,858)(A)                                          $309,300,579
------------------------------------------------------------------------------
  Contracts  Description                                             Value
------------------------------------------------------------------------------
 OPTIONS WRITTEN--(0.2%)
 CALL OPTIONS WRITTEN
         500 Black Box Corp., Call Strike $35 expiring 09/20/97        262,500
         500 Black Box Corp., Call Strike $40 expiring 09/20/97        100,000
         400 General Nutrition Companies, Inc., Call Strike $25
              expiring 10/18/97                                        185,000
         400 Royal Caribbean Cruise Lines Call Strike $40
              expiring 09/20/97                                         80,000
------------------------------------------------------------------------------
 TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $528,963)                                         627,500
------------------------------------------------------------------------------

 Description         Value
-------------------------------
 FEDERAL INCOME TAX
 INFORMATION:
 Gross
  unrealized
  gain for
  investments in
  which value
  exceeds cost    $ 52,656,504
 Gross
  unrealized
  loss for
  investments in
  which cost
  exceeds value    (27,422,188)
-------------------------------
 Net unrealized
  gain            $ 25,234,316
-------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $284,066,263.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
-------------------------------------------------------------------------------
GOLDMAN SACHS ASIA GROWTH FUND
--------------------------------------  --------------------------------------
--------------------------------------  --------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Asia Growth Fund seeks long-term capital appreciation by investing in a limited number of carefully selected companies located in 12 Asian markets: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.
  We utilize extensive fundamental research in our search for well-managed companies whose stock prices are, in our opinion, undervalued in the marketplace. Because many companies in the Asian region are growing at relatively rapid rates, we consider a company's return on capital, its price-to-book value and the predictability of its earnings stream as among the best measures of its intrinsic value. A strong market position and a skilled management team dedicated to maximizing shareholder returns are also important to us. Our investment process includes face-to-face meetings with senior management as well as frequent contact with a company's customers, suppliers and competitors.
  While our primary focus is on stock selection, we seek to carefully manage risk by diversifying the fund's portfolio in terms of countries, industry sectors and size of capitalization. We are also mindful of making certain that the market for a particular stock is relatively liquid, so we can easily sell a position if our opinion changes. From time to time, we may choose to significantly overweight or underweight our holdings in a country compared with our benchmark, if we believe there is a compelling reason to do so. Finally, we closely monitor the potential impact of political and economic events in the region on particular companies and adjust the portfolio accordingly.

MARKET OVERVIEW: REGIONAL FACTORS DAMPENED PERFORMANCE OF SEVERAL KEY MARKETS
  Asian stock markets returned 1.3% during the period, as measured by the MSCI All Country Asia Free (Ex Japan) Index (without dividends reinvested). During the first half of the period, several key issues dampened the region's performance, including continued uncertainty in Thailand, the results of the Indian budget process and several weaker than expected Asian economic indicators. In May and June, the Asian equity markets improved as earlier concerns eased and investors grew increasingly optimistic regarding the Hong Kong handover. The period closed on a volatile note, however, when Thailand's devaluation of the baht sparked currency turmoil throughout the region, particularly the ASEAN (Association of South East Asian Nations) countries.
  On an individual country level, Taiwan and India were two of the strongest performing markets, rising 31.4% and 26.7%, respectively (in U.S. dollar terms). Taiwan's market benefited from local liquidity, an accommodative monetary policy and a constant inflow of foreign capital, all of which helped it reach a seven-year record high in July. In India, stocks briefly came under pressure due to political uncertainty but recovered when Indian politicians renewed their commitment to liberalization and deregulation. Hong Kong, the most heavily weighted country in the Index, also performed well, particularly during the latter half of the period when property stocks rebounded on positive sentiment related to the July handover and China-related "red-chip" stocks soared on investor excitement over China's potential asset injections. In contrast, several markets experienced sharp declines. Thailand was one of the weakest performers, as it suffered from an overextended financial sector, sharp downgrades to earnings forecasts and an uncertain political outlook. The Thai situation impacted countries such as Malaysia and the Philippines, where spillover concerns regarding a run on their respective currencies led investors to decrease their weightings in those stock markets.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

PERFORMANCE REVIEW: TOP PERFORMING STOCKS IN A VARIETY OF MARKETS

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN
                                (BASED ON NET                           MSCI AC ASIA FREE
                                ASSET VALUE)                            (EX JAPAN) INDEX+
                              -----------------                         -----------------
  Class A*                          1.29%                                     1.30%
  Class B*                          0.99%                                     1.30%
  Institutional*                    1.59%                                     1.30%

* Class A, B and Institutional share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.
+ Represents a price-only index that does not reflect reinvested dividends.

  Though the region's performance was generally weak, the fund benefited from our specific stock selections. Several of the fund's country weightings also worked in its favor, such as its overweighting in Hong Kong, which performed well, and its underweighting in Thailand and Malaysia, two of the weakest markets. Conversely, the fund's overweighting in the Philippines was negative for the portfolio.
  The fund's top performers came from a variety of different countries. In India, HINDUSTAN LEVER, LTD., which is 51% owned by Unilever, appreciated as its core business in detergents and soaps achieved strong growth rates and its merger with Brooke Bond Lipton India Ltd. was finally approved by the Indian Supreme Court. TAIWAN-SOGO SHINKONG, a Taiwan-based security services company that controls approximately 38% of the market, recorded strong results driven by increased demand for its products following several high-profile kidnappings in Taiwan.
  The fund's overweighting in Hong Kong's banking sector also contributed significantly to performance as our bank stocks did very well, particularly in May. HSBC HOLDINGS PLC, a banking and financial services organization, rose approximately 50% during the period due to a favorable re-rating and strong earnings fueled by fast growth in the Hong Kong banking market. Other favorable investments in the sector were WING HANG BANK LTD., the portfolio's largest holding as of July 31, and DAO HENG BANK GROUP LTD., a new position added during the period.

PORTFOLIO COMPOSITION
  As of July 31, 1997, 93.6% of the fund's net assets was invested in equities and 6.0% was in cash equivalents, with the remainder in other securities. By country, the portfolio's five largest allocations were in Hong Kong (40.6%), Malaysia (12.1%), Singapore (10.5%), India (6.2%) and Taiwan (6.1%). Compared with the Index, as of the end of the period, the portfolio was overweighted in Hong Kong and the Philippines and underweighted in Malaysia, Indonesia, Thailand and Taiwan.
  The fund's 40.6% allocation in Hong Kong included 4.4% in China-based companies that are traded on the Hong Kong stock exchange. The fund has not made any direct investments in China due to its poor regulatory environment and generally weak company management. Instead, we seek to participate in China's growth potential through China-related stocks in other countries or stocks of companies that operate in China but are listed on the Hong Kong exchange, where companies are required to meet higher standards. We expect these management issues and stock market regulations to continue under Hong Kong's new China-appointed Special Administrative Region (SAR) government. In addition, we expect to limit the fund's exposure to "red-chip" stocks traded in Hong Kong, as most of them are trading at a substantial premium to their asset values with little or no fundamental justification.

PORTFOLIO CHANGES INCLUDED NEW POSITIONS IN HEALTHCARE AND PROPERTY DEVELOPMENT STOCKS
  During the period, we added a number of stocks to the portfolio. In March, we initiated a position in PARKWAY HOLDINGS (Singapore), the largest healthcare group in the region, which is currently focusing on

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS ASIA GROWTH FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
regional expansion and has established hospitals in Indonesia, Malaysia and India. Another new investment was NEW WORLD DEVELOPMENT, a Hong Kong-based property developer with rapidly increasing exposure to projects in China. New World Development is expected to be one of the prime beneficiaries of the land supply policies of the new SAR government. During the period, we sold METROPOLITAN BANK AND TRUST, the largest bank in the Philippines, due to its expensive valuation and a deterioration of the company's fundamentals.

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                         PERCENTAGE
                                          OF TOTAL
  COMPANY (LINE OF BUSINESS)   COUNTRY   NET ASSETS
  --------------------------   -------   ----------
  Wing Hang Bank Ltd.          Hong Kong    4.1%
   Banking and
    Finance
  Taiwan-Sogo
   Shinkong                    Taiwan       4.0
   Consumer Goods and
    Services
  Dao Heng Bank Group
   Ltd.                        Hong Kong    3.7
   Banking and
    Finance
  Hutchison Whampoa            Hong Kong    3.7
   Conglomerate
  Hong Kong Electric
   Holdings                    Hong Kong    3.7
   Utilities
  New World
   Development                 Hong Kong    3.5
   Real Estate
  HKR International
   Ltd.                        Hong Kong    3.4
   Real Estate
  Asia Satellite
   Telecommunications          Hong Kong    3.4
   Telecommunications
  Dah Sing Financial           Hong Kong    3.3
   Banking and
    Finance
  Hindustan Lever,
   Ltd.                        India        3.3
   Consumer Products

OUTLOOK
  We are generally positive on the long-term outlook of the Asian markets. However, we remain cautious over the near term as the volatility of these markets will be higher due to uncertainties resulting from the delinking of a number of currencies from the U.S. dollar. Select Asian equities remain attractively valued on a historical basis and are expected to benefit from a pickup in export growth, improved inflation and a modest economic recovery throughout the region subsequent to the currency devaluations. We will manage our exposure in a conservative manner as we remain committed to our long-term investment style.
  We intend to focus our investments in those countries with strong domestic growth. We expect to maintain the fund's overweighting in Hong Kong, as we anticipate most companies will continue to perform well under its new China-appointed government. Hong Kong's political situation is currently marked by concerns that China might implement drastic changes that could jeopardize the existing laissez-faire environment that Hong Kong has thrived on, as well as rumors that the SAR government may introduce measures to cool the property sector. However, we believe the Hong Kong equity market will benefit from strong earnings momentum and increased exposure to the recovering Chinese economy. We also favor some of the smaller Asian markets where we expect macroeconomic conditions to improve. In particular, subsequent to their currency devaluations, both the Philippines and Indonesia should enjoy better economic climates amongst the Asian countries, and should continue to record improved export growth and healthy corporate profits.
  In contrast, we intend to limit our exposure to Thailand, which continues to experience structural problems. To rebuild the Thai economy, Thailand will need to implement a series of fiscal tightenings and a comprehensive restructuring in the months and years ahead to correct the past misallocation of resources. We will also remain underweighted in Malaysia, where economic overheating remains a concern.
  In general, we expect Asian markets will benefit over time as foreign investment in the region increases. Therefore, we urge investors to be prepared to withstand periods of volatility and to view the fund as a long-term investment opportunity.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

/s/ Warwick M. Negus

Warwick M. Negus
Senior Portfolio Manager,
Asia Active Equity

/s/ Alice Lui

Alice Lui
Portfolio Manager,
Asia Active Equity

/s/ Ravi Shanker

Ravi Shanker
Portfolio Manager,
Asia Active Equity

/s/ Karma A. Wilson

Karma A. Wilson
Portfolio Manager,
Asia Active Equity

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS ASIA GROWTH FUND
July 31, 1997
(Unaudited)

-------------------------------------------------------------------------------
   Shares   Description                                               Value
-------------------------------------------------------------------------------
 COMMON STOCKS--89.4%
 HONG KONG DOLLAR--40.6%
  3,049,000 Asia Satellite Telephone (Telecommunications)          $  9,155,861
 17,231,000 Beijing Datang Power Gen-H
             (Utility)                                                8,735,121
  1,420,600 Dah Sing Financial
             (Banking)                                                9,063,951
  1,660,000 Dao Heng Bank Group
             (Banking)                                               10,119,729
  6,103,440 HKR International Ltd. (Real Estate)                      9,183,736
  2,447,500 Hong Kong Electric Holdings (Utility)                     9,989,151
     95,283 HSBC Holdings (Banking)                                   3,322,752
  1,028,000 Hutchison Whampoa (Diversified)                          10,024,411
  1,309,000 New World Development Co.
             (Real Estate)                                            9,425,476
    670,000 Sun Hung Kai Properties Co.
             (Real Estate)                                            8,415,563
    916,000 Swire Pacific Ltd. "A" (Diversified)                      8,695,641
  1,877,000 Wing Hang Bank Ltd.
             (Banking)                                               11,224,424
 11,000,000 Zhejiang Expressway (Construction)                        3,267,678
-------------------------------------------------------------------------------
                                                                    110,623,494
-------------------------------------------------------------------------------
 INDIAN RUPEE--6.2%
    190,000 Colgate Palmolive (Consumer Goods and Services)           1,716,627
    227,600 Hindustan Lever Ltd.
             (Consumer Goods and Services)                            9,047,889
    427,000 ITC Ltd. (Consumer Goods and Services)                    6,160,667
        644 Larsen & Toubro Ltd. (Heavy Industry)                         4,858
        350 Mahindra & Mahindra Ltd.
             (Automotive)                                                 4,309
        400 Niit Limited (Technology)                                     5,065
-------------------------------------------------------------------------------
                                                                     16,939,415
-------------------------------------------------------------------------------
 INDONESIAN RUPIAH--6.0%
  2,374,750 Indofoods Sukses Makmur--Foreign (Consumer Goods and
             Services)                                                4,949,288
    464,300 Peregrine Indo Food ADR (Food)                            1,420,758
  2,346,000 PT Bank of Bali--Foreign (Banking)                        6,504,207
  2,613,000 PT Jaya Real Property--Foreign
             (Real Estate)                                            3,497,323
-------------------------------------------------------------------------------
                                                                     16,371,576
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
   Shares   Description                                             Value
-----------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 MALAYSIAN RINGGIT--11.9%
  1,703,800 Commerce Asset Holdings
             (Banking)                                           $  4,263,537
  1,919,000 Road Builder Malaysia Holdings
             (Construction & Infrastructure)                        8,003,412
  1,695,000 Tenaga National Berhad (Utility)                        6,812,133
  1,470,000 UMW Holdings Berhad
             (Automotive)                                           5,796,398
  1,081,000 United Engineers Malaysia (Construction
             and Infrastructure)                                    7,541,384
-----------------------------------------------------------------------------
                                                                   32,416,864
-----------------------------------------------------------------------------
 NEW TAIWAN DOLLAR--6.1%
  2,673,750 Kindom Construction Co. Ltd.
             (Real Estate)                                          5,869,207
  2,791,677 Taiwan-Sogo Shinkong (Consumer Goods and Services)     10,894,349
-----------------------------------------------------------------------------
                                                                   16,763,556
-----------------------------------------------------------------------------
 PHILIPPINE PESO--5.3%
  7,971,000 Ayala Land Inc. "B" (Real Estate)                       5,809,373
  1,169,570 Manila Electric Co., Class B
             (Utility)                                              4,995,452
 23,028,400 Metro Pacific Corp., Class A
             (Diversified)                                          3,629,900
-----------------------------------------------------------------------------
                                                                   14,434,725
-----------------------------------------------------------------------------
 SINGAPORE DOLLAR--10.5%
    858,000 City Developments (Real Estate)                         7,290,463
    356,750 Keppel Land Warrants (Real Estate)                        329,808
    949,800 Overseas Union Bank--Foreign (Banking)                  6,165,855
  1,860,000 Parkway Holdings (Consumer
             Goods and Services)                                    8,534,430
    337,000 Singapore Press Holdings--Foreign (Media)               6,391,340
-----------------------------------------------------------------------------
                                                                   28,711,896
-----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------

    Shares    Description                                   Value
---------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SOUTH KOREAN WON--2.7%
        7,132 Samsung Fire & Marine Insurance
               (Financial Services)                      $  2,931,332
        4,758 SK Telecom (Telecommunications)               3,536,424
       86,920 SK Telecom ADR (Telecommunications)             999,579
---------------------------------------------------------------------
                                                            7,467,335
---------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $211,826,215)                                    $243,728,861
---------------------------------------------------------------------
  Principal
    Amount    Description                                   Value
---------------------------------------------------------------------
 CORPORATE BONDS--0.2%
 MALAYSIAN RINGITT--0.2%
 MYR1,024,000 United Engineers Malaysia (Construction)
               4.00%, 05/22/99                           $    628,954
---------------------------------------------------------------------
 TOTAL CORPORATE BONDS
  (COST $521,580)                                        $    628,954
---------------------------------------------------------------------
 STRUCTURED NOTES--4.4%
  $ 1,000,000 SK Telecom                                 $    981,300
      783,987 Taiwan Index Linked Note                     10,928,779
---------------------------------------------------------------------
 TOTAL STRUCTURED NOTES
  (COST $10,935,000)                                     $ 11,910,079
---------------------------------------------------------------------
    Shares    Description                                   Value
---------------------------------------------------------------------
 EQUITY LINKED NOTE--0.2%
  $     1,308 SK Telecom (Telecommunications)            $    690,716
---------------------------------------------------------------------
 TOTAL EQUITY LINKED NOTE
  (COST $667,627)                                        $    690,716
---------------------------------------------------------------------

------------------------------------------------------------------------
  Principal
   Amount    Description                                      Value
------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--6.0%
 $16,284,594 State Street Bank & Trust Euro-Time Deposit
              5.687%, 08/01/97                             $ 16,284,594
------------------------------------------------------------------------
 TOTAL SHORT-TERM OBLIGATIONS
  (COST $16,284,594)                                       $ 16,284,594
------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $240,235,016)(A)                                   $273,243,209
------------------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which value
  exceeds cost                                             $ 42,057,404
 Gross unrealized loss for investments in which cost
  exceeds value                                             (13,554,092)
------------------------------------------------------------------------
 Net unrealized gain                                       $ 28,503,312
------------------------------------------------------------------------

(a) The aggregate cost for federal income tax purposes is $243,331,769.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

----------------------------
COMMON STOCKS INDUSTRY
CONCENTRATIONS
----------------------------
Automotive              2.1%
Banking                18.5%
Construction and
 Infrastructure         6.9%
Consumer Goods and
 Services              15.1%
Diversified             8.2%
Engineering + Others    0.2%
Financial Services      1.1%
Food                    0.5%
Heavy Industry          0.0%
Media                   2.3%
Real Estate            18.3%
Technology              0.0%
Telecommunications      5.0%
Utility                11.2%
----------------------------
TOTAL COMMON STOCKS    89.6%
----------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                               GOLDMAN SACHS   GOLDMAN SACHS
                                                 BALANCED     CORE U.S. EQUITY
                                                   FUND             FUND
                                               -------------------------------
ASSETS:
Investments in securities, at value
 (identified cost $127,753,734, $377,598,149,
 $28,826,861, $826,462,978, $142,278,430,
 $673,679,471, $283,819,858 and $240,235,016,
 respectively)                                 $145,647,765     $542,098,398
Cash, at value                                       24,774           93,046
Receivables:
 Investment securities sold                       3,238,030               --
 Forward foreign currency exchange contracts             --               --
 Fund shares sold                                   879,535        5,489,136
 Dividends and interest                             651,887          496,369
 Variation margin                                     9,657           20,000
Deferred organization expenses, net                  29,512               --
Other assets                                         70,779           11,347
------------------------------------------------------------------------------
 TOTAL ASSETS                                   150,551,939      548,208,296
------------------------------------------------------------------------------
LIABILITIES:
Options Written, at value (premium received,
 $528,963)                                               --               --
Payables:
 Investment securities purchased                 16,714,962               --
 Forward foreign currency exchange contracts         11,101               --
 Fund shares repurchased                             80,696          123,745
 Capital gains tax                                       --               --
 Amounts owed to affiliates                         184,578          780,165
 Variation margin                                        --               --
Accrued expenses and other liabilities               39,439          128,711
------------------------------------------------------------------------------
 TOTAL LIABILITIES                               17,030,776        1,032,621
------------------------------------------------------------------------------
NET ASSETS:
Paid-in capital                                 108,955,474      354,693,448
Accumulated undistributed (distributions in
 excess of) net investment income (loss)            339,584        2,043,010
Accumulated undistributed (distributions in
 excess of) net realized gain (loss) on
 investment, option and futures transactions      6,207,098       25,574,291
Accumulated net realized foreign currency
 loss                                                (2,148)              --
Net unrealized gain on investments, options
 and futures                                     18,014,255      164,864,926
Net unrealized gain (loss) on translation of
 assets and liabilities denominated in
 foreign currencies                                   6,900               --
------------------------------------------------------------------------------
 NET ASSETS                                    $133,521,163     $547,175,675
------------------------------------------------------------------------------

                                     Class A    Class B    Class A     Class B
                                  ------------- ------- ------------- ---------
Total shares of beneficial
 interest outstanding, $.001 par
 value
 (100,000,000 and 25,000,000
 shares authorized for each
 Class A and B, respectively)       5,812,234   434,759  11,508,646   1,352,331
Net asset and Class A redemption
 value per share(a)                    $21.38    $21.30      $28.47      $28.23
Maximum public offering price
 per share (Class A
 NAV X 1.0582)                         $22.62    $21.30      $30.13      $28.23
                                  Institutional Service Institutional  Service
                                  ------------- ------- ------------- ---------
Total shares of beneficial
 interest outstanding, $.001 par
 value
 (50,000,000 shares per each
 class authorized)                         --        --   6,121,100     197,898
Net asset value, offering and
 redemption price per share                --        --      $28.71      $28.43
-------------------------------------------------------------------------------

(a) At redemption, Class B shares are subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 GOLDMAN SACHS  GOLDMAN SACHS  GOLDMAN SACHS    GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
 CORE LARGE CAP CAPITAL GROWTH    MID CAP    INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
  GROWTH FUND        FUND       EQUITY FUND          FUND               FUND           FUND
------------------------------------------------------------------------------------------------
  $32,639,495   $1,180,290,404 $187,426,440      $838,942,326       $309,300,579   $273,243,209
       10,398           54,166       43,278           160,110            210,038      2,861,814
           --               --      819,883           457,596          1,947,290             --
           --               --           --         7,725,121                 --             --
    1,001,965        4,256,988    1,044,197         5,090,337          3,836,809        350,379
       21,085          897,205      152,413           468,788             69,615        422,050
           --               --           --                --                 --             --
       47,479               --       51,544             7,346              6,789         61,377
       47,701            9,494       66,516           524,549                750         24,844
------------------------------------------------------------------------------------------------
   33,768,123    1,185,508,257  189,604,271       853,376,173        315,371,870    276,963,673
------------------------------------------------------------------------------------------------
           --               --           --                --            627,500             --
      407,378        8,221,644      359,116        15,473,640          4,112,414        783,887
           --               --           --           707,762                 --             --
          612          311,158           --         4,371,624            343,333        482,630
           --               --           --                --                 --      1,408,129
       42,652        1,795,928      107,071         1,646,456            543,850        596,421
           --               --           --                --                 --        779,796
       90,508           60,368       44,441           464,249              4,781        225,073
------------------------------------------------------------------------------------------------
      541,150       10,389,098      510,628        22,663,731          5,631,878      4,275,936
------------------------------------------------------------------------------------------------
   29,040,278      691,258,887  120,969,622       614,334,694        256,493,400    256,752,469
       24,537          609,537      580,925         1,036,836           (620,559)      (792,684)
      349,524      129,423,309   22,395,086        45,368,038         28,484,967    (12,411,607)
           --               --           --        (1,890,238)                --     (2,433,287)
    3,812,634      353,827,426   45,148,010       211,562,708         25,382,184     39,610,602
           --               --           --       (39,699,596)                --     (8,037,756)
------------------------------------------------------------------------------------------------
  $33,226,973   $1,175,119,159 $189,093,643      $830,712,442       $309,739,992   $272,687,737
------------------------------------------------------------------------------------------------

   Class A     Class B    Class A    Class B    Class A    Class B    Class A     Class B     Class A    Class B    Class A
-------------  ------- ------------- ------- ------------- ------- ------------- --------- ------------- ------- -------------
  2,468,215    312,763  56,181,750   818,966          --       --   30,913,314   2,125,041  11,816,017   783,168  15,499,590
     $11.95     $11.94      $20.62    $20.46          --       --       $23.34      $23.18      $24.63    $24.42      $16.52
     $12.65     $11.94      $21.82    $20.46          --       --       $24.70      $23.18      $26.06    $24.42      $17.48
Institutional  Service Institutional Service Institutional Service Institutional  Service  Institutional Service Institutional
-------------  ------- ------------- ------- ------------- ------- ------------- --------- ------------- ------- -------------
        155        150          --        --   7,989,163       87    2,461,067      89,276          --        --     685,661
     $11.95     $11.94          --        --      $23.67   $23.67       $23.51      $23.38          --        --      $16.59
Class B
-------
319,335
 $16.40
 $16.40

Service
-------
     --
     --

Goldman Sachs Trust-Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended July 31, 1997
(Unaudited)
--------------------------------------------------------------------------------


                                                   GOLDMAN SACHS  GOLDMAN SACHS
                                                     BALANCED    CORE U.S. EQUITY
                                                       FUND            FUND
                                                   ------------------------------
INVESTMENT INCOME:
Dividends(a) (including $65,234 received from
 affiliated issuers for Small Cap Equity)           $   486,754    $ 4,172,206
Interest(b)                                           1,633,213        283,272
---------------------------------------------------------------------------------
  TOTAL INCOME                                        2,119,967      4,455,478
---------------------------------------------------------------------------------
EXPENSES:
Management fees                                         332,006      1,669,777
Distribution fees                                       139,549        413,921
Authorized dealer service fees                          127,694        352,253
Custodian fees                                           50,207         62,893
Transfer agent fees                                      99,878        240,104
Professional fees                                        35,455         29,552
Registration fees                                        15,137         54,862
Amortization of deferred organization expenses            6,661             --
Trustee fees                                              1,202          3,091
Other                                                    10,294         48,453
---------------------------------------------------------------------------------
  TOTAL EXPENSES                                        818,083      2,874,906
  Less--expenses reimbursed and fees waived by
   Goldman Sachs                                       (289,609)      (462,438)
---------------------------------------------------------------------------------
  NET EXPENSES                                          528,474      2,412,468
---------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                        1,591,493      2,043,010
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT, OPTION, FUTURES AND FOREIGN CURRENCY
 TRANSACTIONS:
Net realized gain (loss) from:
 Investment transactions (including realized
  gains of $2,634,349 on sales of investments in
  affiliated issuers for Small Cap Equity)            5,165,557     20,056,208
 Futures transactions                                    64,054      1,115,559
 Foreign currency related transactions                  (14,723)            --
Net change in unrealized gain (loss) on:
 Investments                                          9,359,807     73,407,077
 Futures                                                 42,885        272,877
 Translation of assets and liabilities
  denominated in foreign currencies                      19,468             --
---------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENT,
   OPTION, FUTURES AND FOREIGN CURRENCY
   TRANSACTIONS                                      14,637,048     94,851,721
---------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       $16,228,541    $96,894,731
---------------------------------------------------------------------------------

(a) For the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Capital Growth, Mid Cap Equity, International Equity and Asia Growth Funds, taxes withheld on dividends were $744, $20,389, $408, $42,487, $4,487, $909,357 and
    $201,084, respectively.
(b) For the Balanced Fund, taxes withheld on interest were $2,724.
(c) CORE Large Cap Growth Fund commenced operations on May 1, 1997.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

    GOLDMAN SACHS      GOLDMAN SACHS  GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
CORE LARGE CAP GROWTH  CAPITAL GROWTH MID CAP EQUITY INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
       FUND(C)              FUND           FUND              FUND               FUND           FUND
--------------------------------------------------------------------------------------------------------
     $   69,444         $  6,813,967   $ 1,183,533       $  5,932,214       $   722,690     $ 2,369,480
          9,091              868,702        94,041            858,131           595,147         473,203
--------------------------------------------------------------------------------------------------------
         78,535            7,682,669     1,277,574          6,790,345         1,317,837       2,842,683
--------------------------------------------------------------------------------------------------------
         43,779            4,891,228       592,506          3,437,442         1,226,018       1,360,100
         15,564            1,241,280            --            868,168           326,906         335,767
         14,589            1,222,807            --            790,939           306,505         325,580
         22,154               63,364        18,791            474,368            36,394         232,094
         12,099              450,925        31,600            420,003           265,468         214,033
         18,627               32,460        31,072             36,142            32,119          37,005
         17,155               32,147        13,894             83,971            20,320          45,375
          2,521                   --         8,512              7,227             6,678          15,736
            126                7,847         1,278              5,544             1,706           2,373
          4,577               69,092        12,670             68,155            12,586          20,217
--------------------------------------------------------------------------------------------------------
        151,191            8,011,150       710,323          6,191,959         2,234,700       2,588,280
        (97,193)          (1,213,570)      (38,816)          (464,116)         (296,304)       (269,236)
--------------------------------------------------------------------------------------------------------
         53,998            6,797,580       671,507          5,727,843         1,938,396       2,319,044
--------------------------------------------------------------------------------------------------------
         24,537              885,089       606,067          1,062,502          (620,559)        523,639
--------------------------------------------------------------------------------------------------------
        349,524          115,156,585    14,892,426         42,837,306        21,099,362       4,610,560
             --                   --            --                 --                --        (994,498)
             --                   --            --           (972,391)               --      (2,021,368)
      3,812,634          101,151,901    23,232,147         99,071,315        20,776,667       6,596,227
             --                   --            --                 --                --              --
             --                   --            --         (7,290,060)               --      (6,042,525)
--------------------------------------------------------------------------------------------------------
      4,162,158          216,308,486    38,124,573        133,646,170        41,876,029       2,148,396
--------------------------------------------------------------------------------------------------------
     $4,186,695         $217,193,575   $38,730,640       $134,708,672       $41,255,470     $ 2,672,035
--------------------------------------------------------------------------------------------------------

Goldman Sachs Trust-Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended July 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                             GOLDMAN SACHS   GOLDMAN SACHS
                                               BALANCED     CORE U.S. EQUITY
                                                 FUND             FUND
                                             -------------------------------
FROM OPERATIONS:
Net investment income (loss)                 $  1,591,493     $  2,043,010
Net realized gain on investment, option and
 futures transactions                           5,229,611       21,171,767
Net realized loss on foreign currency
 related transactions                             (14,723)              --
Net change in unrealized gain on
 investments, options and futures               9,402,692       73,679,954
Net change in unrealized gain (loss) on
 translation of assets and liabilities
 denominated in foreign currencies                 19,468               --
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                  16,228,541       96,894,731
----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
 Class A shares                                (1,375,790)              --
 Class B shares                                   (56,323)              --
 Institutional shares                                  --               --
 Service shares                                        --               --
----------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (1,432,113)              --
----------------------------------------------------------------------------
FROM SHARE TRANSACTIONS:
Net proceeds from sales of shares              40,396,833       99,586,343
Reinvestment of dividends and distributions     1,224,846               --
Cost of shares repurchased                     (6,417,071)     (45,139,094)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from share transactions           35,204,608       54,447,249
----------------------------------------------------------------------------
  Total increase (decrease)                    50,001,036      151,341,980
NET ASSETS:
Beginning of period                            83,520,127      395,833,695
----------------------------------------------------------------------------
End of period                                $133,521,163     $547,175,675
----------------------------------------------------------------------------
Accumulated undistributed (distributions in
 excess of) net investment income (loss)     $    339,584     $  2,043,010
----------------------------------------------------------------------------

(a) CORE Large Cap Growth Fund commenced operations on May 1, 1997.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

    GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
CORE LARGE CAP GROWTH  CAPITAL GROWTH  MID CAP EQUITY INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
       FUND(A)              FUND            FUND              FUND               FUND           FUND
--------------------------------------------------------------------------------------------------------------
     $    24,537       $      885,089   $    606,067     $   1,062,502       $   (620,559)  $    523,639
         349,524          115,156,585     14,892,426        42,837,306         21,099,362      3,616,062
              --                   --             --          (972,391)                --     (2,021,368)
       3,812,634          101,151,901     23,232,147        99,071,315         20,776,667      6,596,227
              --                   --             --        (7,290,060)                --     (6,042,525)
--------------------------------------------------------------------------------------------------------------
       4,186,695          217,193,575     38,730,640       134,708,672         41,255,470      2,672,035
--------------------------------------------------------------------------------------------------------------
              --                   --             --                --                 --             --
              --                   --             --                --                 --             --
              --                   --             --                --                 --             --
              --                   --             --                --                 --             --
--------------------------------------------------------------------------------------------------------------
              --                   --             --                --                 --             --
--------------------------------------------------------------------------------------------------------------
      29,901,684           95,800,041      6,949,969       191,045,207         73,020,425     46,386,178
              --                   --             --                --                 --             --
        (861,406)         (61,741,484)    (1,840,296)     (119,570,466)       (20,270,709)   (56,060,080)
--------------------------------------------------------------------------------------------------------------
      29,040,278           34,058,557      5,109,673        71,474,741         52,749,716     (9,673,902)
--------------------------------------------------------------------------------------------------------------
      33,226,973          251,252,132     43,840,313       206,183,413         94,005,186     (7,001,867)
              --          923,867,027    145,253,330       624,529,029        215,734,806    279,689,604
--------------------------------------------------------------------------------------------------------------
     $33,226,973       $1,175,119,159   $189,093,643     $ 830,712,442       $309,739,992   $272,687,737
--------------------------------------------------------------------------------------------------------------
     $    24,537       $      609,537   $    580,925     $   1,036,836       $   (620,559)  $   (792,684)
--------------------------------------------------------------------------------------------------------------

Goldman Sachs Trust-Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended January 31, 1997
--------------------------------------------------------------------------------

                                              GOLDMAN SACHS  GOLDMAN SACHS
                                                BALANCED    CORE U.S. EQUITY
                                                  FUND            FUND
                                              ------------------------------
FROM OPERATIONS:
Net investment income (loss)                   $ 2,322,774    $  3,164,879
Net realized gain (loss) on investment,
 option and futures transactions                 3,956,460      15,032,718
Net realized gain on options written                    --              --
Net realized gain (loss) on foreign currency
 related transactions                               12,575              --
Net change in unrealized gain (loss) on
 investments, options and futures                5,023,032      49,460,545
Net change in unrealized loss on translation
 of assets and liabilities denominated in
 foreign currencies                                (12,568)             --
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations                    11,302,273      67,658,142
----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
 Class A shares                                 (2,259,972)     (1,515,575)
 Class B shares                                    (13,466)         (4,750)
 Institutional shares                                   --      (1,606,175)
 Service shares                                         --          (6,666)
In excess of net investment income
 Class A shares                                     (7,504)             --
 Class B shares                                         --        (118,421)
 Institutional shares                                   --         (34,205)
 Service shares                                         --         (16,030)
From net realized gain on investment, option
 and futures transactions
 Class A shares                                 (3,654,841)     (7,174,235)
 Class B shares                                    (77,400)       (440,131)
 Institutional shares                                   --      (4,675,726)
 Service shares                                         --         (68,472)
----------------------------------------------------------------------------
  Total distributions to shareholders           (6,013,183)    (15,660,386)
----------------------------------------------------------------------------
FROM SHARE TRANSACTIONS:
Net proceeds from sales of shares               29,174,047     167,209,718
Reinvestment of dividends and distributions      5,694,651      14,904,237
Cost of shares repurchased                      (7,565,668)    (32,152,494)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from share transactions            27,303,030     149,961,461
----------------------------------------------------------------------------
  Total increase                                32,592,120     201,959,217
NET ASSETS:
Beginning of year                               50,928,007     193,874,478
----------------------------------------------------------------------------
End of year                                    $83,520,127    $395,833,695
----------------------------------------------------------------------------
Accumulated undistributed (distributions in
 excess of) net investment income              $   180,204    $         --
----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 GOLDMAN SACHS    GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
 CAPITAL GROWTH   MID CAP EQUITY INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
      FUND             FUND              FUND               FUND           FUND
------------------------------------------------------------------------------------
 $   5,337,292     $  1,726,659      $   (242,737)      $ (1,551,590)  $    538,846
    53,687,297       13,627,039        16,714,697         28,767,853     (7,436,150)
            --           40,466                --                 --             --
            --               --           146,694                 --     (1,099,538)
   145,350,120       14,749,074        60,236,901         22,913,571      5,823,115
            --               --       (28,245,657)                --       (599,549)
------------------------------------------------------------------------------------
   204,374,709       30,143,238        48,609,898         50,129,834     (2,773,276)
------------------------------------------------------------------------------------
    (5,948,617)              --                --                 --       (206,784)
            --               --                --                 --             --
            --       (1,837,675)         (106,712)                --             --
            --               --                --                 --             --
      (258,749)              --                --                 --             --
       (12,838)              --                --                 --         (5,064)
            --          (25,142)               --                 --        (83,075)
            --               --                --                 --             --
   (91,862,169)              --        (5,358,559)       (10,210,264)            --
      (179,327)              --          (159,717)          (149,626)            --
            --       (6,629,058)         (689,171)                --             --
            --               --            (3,947)                --             --
------------------------------------------------------------------------------------
   (98,261,700)      (8,491,875)       (6,318,106)       (10,359,890)      (294,923)
------------------------------------------------------------------------------------
    76,008,897        3,933,239       321,475,961         56,119,213    144,448,826
    90,088,874        8,489,760         5,481,492          9,876,571        221,279
  (229,399,817)     (24,491,993)      (75,580,037)       (95,024,895)   (67,451,011)
------------------------------------------------------------------------------------
   (63,302,046)     (12,068,994)      251,377,416        (29,029,111)    77,219,094
------------------------------------------------------------------------------------
    42,810,963        9,582,369       293,669,208         10,740,833     74,150,895
   881,056,064      135,670,961       330,859,821        204,993,973    205,538,709
------------------------------------------------------------------------------------
 $ 923,867,027     $145,253,330      $624,529,029       $215,734,806   $279,689,604
------------------------------------------------------------------------------------
 $    (275,552)    $    (25,142)     $    (25,666)      $         --   $ (1,316,323)
------------------------------------------------------------------------------------

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
1. ORGANIZATION
Effective May 1, 1997, the Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Equity Portfolios, collectively the "Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Included in this report are the financial statements for the Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs CORE U.S. Equity Fund ("CORE U.S. Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs
Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs International Equity Fund
("International Equity Fund"), Goldman Sachs Small Cap Equity Fund ("Small Cap Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund"). At July 31, 1997, the CORE U.S. Equity, CORE Large Cap Growth, International Equity and Asia Growth Funds offer four classes of shares--Class A, Class B, Institutional and Service. The Balanced, Capital Growth and Small Cap Equity Funds offer two classes of shares--Class A and Class B. The Mid Cap Equity Fund offers two classes of shares--Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation
Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

B. Securities Transactions and Investment Income
Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Dividends for which the Funds have the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. This amount is also used as an estimate of the fair value of the stock received. Interest income is determined on the basis of interest accrued, premium amortized and discount earned with the exception of the Balanced Fund which does not amortize premiums on U.S. Government and Corporate bonds. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds subject to such taxes.

C. Mortgage Dollar Rolls
The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

D. Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
  Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

E. Forward Foreign Currency Exchange Contracts
Certain of the Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Balanced, International Equity and Asia Growth Funds may enter into such contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the funds' financial statements. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F. Short Securities Positions
The Funds (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the fund's records and any difference between this market value and cash received is reported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker.

G. Federal Taxes
It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of their investment company taxable income and capital gains to their shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.
  Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31, 1997 of capital loss carryforward expiring in 2002, 2003 and 2004 for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

H. Deferred Organization Expenses
Organization-related costs are being amortized on a straight-line basis over a period of five years.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

I. Expenses
Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds based on each Fund's relative average net assets for the period.
  Class A and Class B shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares. Each class of Shares separately bears their respective class-specific transfer agency fees. Service shares separately bear a service fee.

J. Option Accounting Principles
When certain of the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the funds enter into a closing purchase transaction, the funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
  Upon the purchase of a call option or a protective put option by the Funds the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the funds will realize a loss in the amount of the cost of the option. If the funds enter into a closing sale transaction, the funds will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the funds purchase upon exercise will be increased by the premium originally paid.

K. Futures Contracts
The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices or currency exchange rates or to seek to increase total return. The CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index or a representative index, respectively. A Fund will engage in futures transactions only for bona fide hedging purposes as defined in regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities.
  Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Funds each day, dependent on the daily fluctuations in the value of the contract, and are recorded for financial reporting purposes as unrealized gains or losses. When entering into a closing transaction, the Funds will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued using methods approved by the Board of Trustees of the Trust.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  Certain risks may arise upon entering into futures contracts. The predominant risk is that the changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and may also result in a loss to the Funds.

3. AGREEMENTS
As of May 1, 1997, the Fund's Investment Advisory and Administration Agreements were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser to the Balanced, CORE Large Cap Growth, Mid Cap Equity and Small Cap Equity Funds; Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman Sachs, acts as investment adviser to the CORE U.S. Equity and Capital Growth Funds; and Goldman Sachs Asset Management International ("GSAM International") acts as investment adviser to the International Equity and Asia Growth Funds. Under the Agreements, GSAM, GSFM and GSAM International (the "Investment Advisors"), subject to the general supervision of the Trust's Board of Trustees, manage the Fund's portfolios. As compensation for the services rendered under the Agreements, the assumption of the expenses related thereto and administering the Funds' business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .65%,
 .75%, .75% and 1.00% of the average daily net assets of the Balanced, CORE Large Cap Growth, Mid Cap Equity and Small Cap Equity Funds, respectively. GSFM is entitled to a fee of .75% and 1.00% of the average daily net assets of the CORE U.S. Equity and Capital Growth Funds, respectively. GSAM International is entitled to a fee for the International Equity and Asia Growth Funds of 1.00% and 1.00% of the average daily net assets for those funds, respectively.
  Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Expenses" for the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Mid Cap Equity, International Equity and Asia Growth Funds (excluding management, service, distribution and authorized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions and extraordinary expenses and with the exception of the Balanced and CORE Large Cap Growth Funds, transfer agent fees) until further notice to the extent such expenses exceed .10%, .06%, .05%, .06%, .20% and .24% of the average daily net assets of the funds, respectively.
  Goldman Sachs serves as the Distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B contingent deferred sales charge imposed and has advised the Trust that it retained approximately $126,000, $318,000, $34,000, $420,000, $840,000, $212,000, $546,000 during the six months ended July 31, 1997 for the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Capital Growth, International Equity, Small Cap Equity and Asia Growth Funds, respectively.
  The Trust, on behalf of each Fund, other than the Mid Cap Equity Fund, has adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to .25% and .75% of a Fund's average daily net assets attributable to Class A and Class B shares, respectively.
  The Trust, on behalf of each Fund, other than the Mid Cap Equity Fund, has adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A and Class B shares. Goldman Sachs also serves as the Transfer Agent of the funds for a fee.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  For the six months ended July 31, 1997, the Manager and Distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

                            Waivers
                       ------------------            Reimburse-
                                  Class A Reimburse-    ment
        Fund           Management  12b-1     ment    Outstanding
----------------------------------------------------------------
Balanced                  $ --     $ 122     $168        $52
CORE U.S. Equity           356        51       55         10
CORE Large Cap Growth        9        14       74         48
Capital Growth              --     1,214       --         --
Mid Cap Equity              --        --       39          9
International Equity       344       120       --         --
Small Cap Equity            --       296       --         --
Asia Growth                190        51       28         17

  The Investment Manager and Distributor may discontinue or modify such waivers and limitations in the future at their discretion.
  At July 31, 1997, the amounts owed to affiliates were as follows (in thousands):

                                          Authorized
                                  Distri-   Dealer   Transfer
        Fund           Management  butor   Service    Agent   Total
--------------------------------------------------------------------
Balanced                  $ 69     $ 12      $ 71      $ 33   $  185
CORE U.S. Equity           259      139       260       122      780
CORE Large Cap Growth       15        1        15        12       43
Capital Growth             955       20       646       175    1,796
Mid Cap Equity             107       --        --        --      107
International Equity       617      420       427       182    1,646
Small Cap Equity           250       22       168       104      544
Asia Growth                198      143       156        99      596

4. PORTFOLIO SECURITIES TRANSACTIONS
Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options) for the six months ended July 31, 1997, were as follows:

                                      Sales or
Fund                    Purchases    Maturities
----                   ------------ ------------
Balanced               $129,509,183 $ 94,675,496
CORE U.S. Equity        167,742,702  121,365,630
CORE Large Cap Growth    32,152,475    4,475,138
Capital Growth          455,703,046  432,962,894
Mid Cap Equity           59,312,478   55,776,587
International Equity    237,116,150  148,697,747
Small Cap Equity        118,941,639  104,800,391
Asia Growth             134,170,651  151,973,563

  Included in the above amounts were purchases and proceeds of sales or maturities of governmental securities for the Balanced Fund in the amounts of $77,260,237 and $68,674,762, respectively.

  For the six months ended July 31, 1997, written put option transactions in the Small Cap Equity Fund were as follows:

                                            Number of Premium
Written Options                             Contracts Received
---------------                             --------- --------
Balance outstanding at beginning of period        0   $      0
Options written                               1,800    528,963
--------------------------------------------------------------
Balance outstanding, end of period            1,800   $528,963
--------------------------------------------------------------

Certain risks arise related to call and put options from the possible inability of counterparties to meet the terms of their contracts.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

  At July 31, 1997, the International Equity Fund had the following outstanding forward foreign currency exchange contracts:

-----------------------------------------------------------------------------
                                         VALUE ON
          FOREIGN CURRENCY              SETTLEMENT                UNREALIZED
           SALE CONTRACTS                  DATE     CURRENT VALUE GAIN (LOSS)
-----------------------------------------------------------------------------
AUSTRALIAN DOLLAR
 expiring 9/18/97                      $ 22,928,352 $ 22,877,160  $   51,192
DEUTSCHE MARK expiring 8/21/97           23,195,818   21,660,471   1,535,347
   expiring 9/11/97                      15,822,424   15,344,454     477,970
FRENCH FRANC expiring 10/23/97           40,939,929   40,045,646     894,283
HONG KONG DOLLAR
 expiring 8/8/97                         18,484,541   18,491,623      (7,082)
 expiring 8/8/97                          5,803,189    5,802,003       1,186
JAPANESE YEN expiring 9/22/97            74,555,000   71,008,671   3,546,329
 expiring 10/22/97                        9,761,324    9,593,392     167,932
-----------------------------------------------------------------------------
Total Foreign Currency Sale Contracts  $211,490,577 $204,823,420  $6,667,157
-----------------------------------------------------------------------------

  The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 1997, the International Equity Fund had sufficient cash and securities to cover any commitments under these contracts.
  The Balanced and International Equity Funds have recorded a "Receivable for forward foreign currency exchange contracts" and "Payable for forward foreign currency exchange contracts" resulting from open and closed but not settled forward foreign currency exchange contracts of $0 and $11,101 and $7,725,121 and $707,762, respectively, in the accompanying Statements of Assets and Liabilities. Included in these amounts for the International Equity Fund are $1,050,882 and $700,680 respectively, and a payable of $11,101 for the Balanced Fund related to forward contracts closed but not settled as of July 31, 1997.
  For the six months ended July 31, 1997, Goldman Sachs earned approximately $12,000, $162,000, $14,000, $14,000, and $71,000 of brokerage commissions from portfolio transactions executed on behalf of the Balanced, Capital Growth, Mid Cap Equity, Small Cap Equity and Asia Growth Funds.

5. REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

6. JOINT REPURCHASE AGREEMENT ACCOUNT
The Funds, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At July 31, 1997, the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Capital Growth, Mid Cap Equity and Small Cap Equity Funds had undivided interests in the repurchase agreements in the following joint account which equaled $16,200,000, $12,900,000, $800,000, $27,500,000, $5,600,000 and $49,800,000, respectively, in principal amount. At
July 31, 1997, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

---------------------------------------------------------------------------------------------------
 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
Bear Stearns Securities, Inc., dated 07/31/97, repurchase price $100,016,250
 (FNMA: $48,113,651, 5.50%-7.50%, 02/01/01-06/01/10; FHLMC: $55,056,251,
 7.00%, 03/01/12)
$100,000,000               5.85%                        08/01/97                       $100,000,000
JP Morgan Securities, Inc., dated 07/31/97, repurchase price $80,013,000
 (FNMA: $81,948,067, 6.76%-6.99%, 07/09/07-07/16/07)
  80,000,000               5.85%                        08/01/97                         80,000,000
Lehman Government Securities, dated 07/31/97, repurchase price $28,004,480
 (U.S. Treasury Note: $28,554,949, 6.75%, 04/30/00)
  28,000,000               5.76%                        08/01/97                         28,000,000
Nomura Securities, Inc., dated 07/31/97, repurchase price $50,008,125 (GNMA:
 $51,000,001, 7.00%-7.50%, 01/01/00-10/15/26)
  50,000,000               5.85%                        08/01/97                         50,000,000
---------------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                               $258,000,000
---------------------------------------------------------------------------------------------------

7. LINE OF CREDIT FACILITY
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Funds, except the CORE U.S. Equity Fund, participate in a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the six months ended July 31, 1997, the Funds did not have any borrowings under these facilities.

8. TRANSACTIONS WITH AFFILIATED COMPANIES
A Fund is considered to be invested in an affiliated company if that Fund owns greater than five percent of the outstanding voting securities of such company. Transactions during the six months ended July 31, 1997 which are considered to be affiliates of Small Cap Equity and which are still held as of period end are as follows (dollar amounts in thousands):

-------------------------------------------------------------------------------
                                Purchases  Sales    Realized   Dividend Market
Affiliate Name                   at Cost  Proceeds Gain/(Loss)  Income   Value
-------------------------------------------------------------------------------
Alpine Lace Brands, Inc.         $   --    $   --    $   --      $--    $ 3,044
APS Holding Corp.                   759        --        --       --      6,395
J. Baker, Inc.                       --       970      (802)      30      8,744
Brookstone, Inc.                     --        --        --       --      6,488
Congoleum Corp.                      --       336        96       --      2,198
International Post Ltd.              --        --        --       --      1,297
Loehmann's Inc.                   6,413        --        --       --      5,309
Mortons Restaurant Group, Inc.       --       764       392       --      7,602
Movado Group, Inc.                   --     5,361     2,948       35     13,284
Opinion Research Corp.               --        --        --       --      2,089
Pegasus Communications Corp.      1,153        --        --       --      4,905
Platinum Entertainment Corp.        265        --        --       --      2,158
Seibels Bruce Group                 890        --        --       --      1,076
-------------------------------------------------------------------------------

9. OTHER MATTERS
As of July 31, 1997, Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was the beneficial owner of approximately 13% and 96% of the outstanding shares of the CORE US Equity and Mid Cap Equity Funds, respectively.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended July 31, 1997 is as follows:

                             Balanced Fund          CORE U.S. Equity      CORE Large Cap Growth     Capital Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                          Shares      Dollars     Shares      Dollars      Shares      Dollars      Shares      Dollars
                         -------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold              1,737,618  $33,943,369  2,647,977  $ 65,826,339  2,541,195  $26,311,995   4,685,824  $ 84,105,240
Reinvestment of
 dividends and
 distributions              59,887    1,173,108         --            --         --           --          --            --
Shares repurchased        (321,372)  (6,246,538)  (828,137)  (20,340,078)   (72,980)    (857,534) (3,525,798)  (61,466,440)
                         -------------------------------------------------------------------------------------------------
                         1,476,133   28,869,939  1,819,840    45,486,261  2,468,215   25,454,461   1,160,026    22,638,800
                         -------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                328,037    6,453,464    667,031    16,620,871    313,111    3,587,107     641,628    11,694,801
Reinvestment of
 dividends and
 distributions               2,626       51,738         --            --         --           --          --            --
Shares repurchased          (8,564)    (170,533)   (58,922)   (1,454,365)      (348)      (3,872)    (15,902)     (275,044)
                         -------------------------------------------------------------------------------------------------
                           322,099    6,334,669    608,109    15,166,506    312,763    3,583,235     625,726    11,419,757
                         -------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                     --           --    648,136    15,939,242        155        1,550          --            --
Reinvestment of
 dividends and
 distributions                  --           --         --            --         --           --          --            --
Shares repurchased              --           --   (878,994)  (23,136,379)        --           --          --            --
                         -------------------------------------------------------------------------------------------------
                                --           --   (230,858)   (7,197,137)       155        1,550          --            --
                         -------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                     --           --     49,244     1,199,891        150        1,032          --            --
Reinvestment of
 dividends and
 distributions                  --           --         --            --         --           --          --            --
Shares repurchased              --           --     (8,810)     (208,272)        --           --          --            --
                         -------------------------------------------------------------------------------------------------
                                --           --     40,434       991,619        150        1,032          --            --
                         -------------------------------------------------------------------------------------------------
Net increase (decrease)
 in shares               1,798,232  $35,204,608  2,237,525  $ 54,447,249  2,781,283  $29,040,278   1,785,752  $ 34,058,557
                         =================================================================================================

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the six months ended July 31, 1997 is as follows:

                       Mid Cap Equity Fund   International Equity Fund   Small Cap Equity Fund       Asia Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                       Shares     Dollars      Shares        Dollars      Shares      Dollars       Shares      Dollars
                       ---------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                 --           --    7,064,902  $ 150,626,998  2,575,972  $ 58,437,359   2,679,332  $ 43,080,940
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased          --           --   (3,917,168)   (83,252,386)  (900,448)  (19,664,773) (3,301,864)  (52,529,142)
                       ---------------------------------------------------------------------------------------------------
                            --           --    3,147,734     67,374,612  1,675,524    38,772,586    (622,532)   (9,448,202)
                       ---------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                 --           --    1,152,179     24,332,741    634,966    14,583,066     145,477     2,305,142
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased          --           --      (24,945)      (522,072)   (28,342)     (605,936)    (32,529)     (515,087)
                       ---------------------------------------------------------------------------------------------------
                            --           --    1,127,234     23,810,669    606,624    13,977,130     112,948     1,790,055
                       ---------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold            328,465  $ 6,947,969      732,981     14,842,655         --            --      64,282     1,000,096
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased     (95,076)  (1,840,296)  (1,796,083)   (35,721,797)        --            --    (194,120)   (3,015,851)
                       ---------------------------------------------------------------------------------------------------
                       233,389    5,107,673   (1,063,102)   (20,879,142)        --            --    (129,838)   (2,015,755)
                       ---------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                 87        2,000       57,954      1,242,813         --            --          --            --
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased          --           --       (3,508)       (74,211)        --            --          --            --
                       ---------------------------------------------------------------------------------------------------
                            87        2,000       54,446      1,168,602         --            --          --            --
                       ---------------------------------------------------------------------------------------------------
Net increase
 (decrease) in shares  233,476  $ 5,109,673    3,266,312  $  71,474,741  2,282,148  $ 52,749,716    (639,422) $ (9,673,902)
                       ===================================================================================================

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended January 31, 1997 is as follows:

                        Balanced Fund         Select Equity Fund        Mid-Cap Equity Fund        Capital Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                     Shares      Dollars      Shares      Dollars       Shares      Dollars       Shares        Dollars
                    ------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold         1,529,469  $27,172,279   3,862,697  $ 81,642,386          --  $         --    4,677,047  $  73,029,007
Reinvestment of
 dividends and
 distributions        310,437    5,598,883     370,586     8,175,333          --            --    5,870,272     89,898,521
Shares repurchased   (446,535)  (7,533,272) (1,109,202)  (23,823,146)         --            --  (14,635,348)  (229,277,586)
                    ------------------------------------------------------------------------------------------------------
                    1,393,371   25,237,890   3,124,081    65,994,573          --            --   (4,088,029)   (66,350,058)
                    ------------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold           109,171    2,001,768     733,802    15,946,016          --            --      188,331      2,979,890
Reinvestment of
 dividends and
 distributions          5,284       95,768      24,314       535,407          --            --       12,408        190,353
Shares repurchased     (1,795)     (32,396)    (13,894)     (310,118)         --            --       (7,499)      (122,231)
                    ------------------------------------------------------------------------------------------------------
                      112,660    2,065,140     744,222    16,171,305          --            --      193,240      3,048,012
                    ------------------------------------------------------------------------------------------------------
INSTITUTIONAL
 SHARES
Shares sold                --           --   3,151,881    66,277,175     227,071     3,933,239           --             --
Reinvestment of
 dividends and
 distributions             --           --     275,197     6,102,331     483,747     8,489,760           --             --
Shares repurchased         --           --    (363,536)   (7,991,198) (1,480,859)  (24,491,993)          --             --
                    ------------------------------------------------------------------------------------------------------
                           --           --   3,063,542    64,388,308    (770,041)  (12,068,994)          --             --
                    ------------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                --           --     154,590     3,344,141          --            --           --             --
Reinvestment of
 dividends and
 distributions             --           --       4,126        91,166          --            --           --             --
Shares repurchased         --           --      (1,252)      (28,032)         --            --           --             --
                    ------------------------------------------------------------------------------------------------------
                           --           --     157,464     3,407,275          --            --           --             --
                    ------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 shares             1,506,031  $27,303,030   7,089,309  $149,961,461    (770,041) $(12,068,994)  (3,894,789) $ (63,302,046)
                    ======================================================================================================

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended January 31, 1997 is as follows:

                          Small Cap Equity Fund    International Equity Fund      Asia Growth Fund
--------------------------------------------------------------------------------------------------------
                           Shares      Dollars       Shares        Dollars       Shares      Dollars
                         ------------------------------------------------------------------------------
CLASS A SHARES
Shares sold               2,508,268  $ 52,353,524   12,103,239  $ 230,847,197   7,588,351  $124,281,405
Reinvestment of
 dividends and
 distributions              475,255     9,732,097      241,377      4,749,851      11,669       184,607
Shares repurchased       (4,697,902)  (94,933,279)  (3,820,157)   (72,226,935) (3,945,614)  (63,723,269)
                         ------------------------------------------------------------------------------
                         (1,714,379)  (32,847,658)   8,524,459    163,370,113   3,654,406    60,742,743
                         ------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                 173,849     3,765,689    1,000,064     19,327,085     210,879     3,433,876
Reinvestment of
 dividends and
 distributions                7,086       144,474        7,924        155,475         279         4,391
Shares repurchased           (4,391)      (91,616)     (10,181)      (198,263)     (4,771)      (76,391)
                         ------------------------------------------------------------------------------
                            176,544     3,818,547      997,807     19,284,297     206,387     3,361,876
                         ------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                      --            --    3,657,119     70,627,799   1,041,822    16,733,545
Reinvestment of
 dividends and
 distributions                   --            --       28,973        572,219       2,040        32,281
Shares repurchased               --            --     (161,923)    (3,153,741)   (228,363)   (3,651,351)
                         ------------------------------------------------------------------------------
                                 --            --    3,524,169     68,046,277     815,499    13,114,475
                         ------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                      --            --       34,686        673,880          --            --
Reinvestment of
 dividends and
 distributions                   --            --          200          3,947          --            --
Shares repurchased               --            --          (56)        (1,098)         --            --
                         ------------------------------------------------------------------------------
                                 --            --       34,830        676,729          --            --
                         ------------------------------------------------------------------------------
Net increase (decrease)
 in shares               (1,537,835) $(29,029,111)  13,081,265  $ 251,377,416   4,676,292  $ 77,219,094
                         ==============================================================================

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                  Income from                 Distributions to
                           investment operations(h)             shareholders
                           ------------------------- ----------------------------------
                                       Net realized                 From
                                      and unrealized            net realized
                 Net asset               gain on        From      gain on    In excess               Net asset
                  value,      Net      investments,     net      investment    of net   Net increase  value,
                 beginning investment  options and   investment and futures  investment    in net     end of     Total
                 of period   income      futures       income   transactions   income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------
                                                           BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $18.78     $0.29        $2.58        $(0.27)     $  --       $  --       $2.60      $21.38     15.42%(c)
1997--Class B
Shares
(unaudited).....   18.73      0.27         2.52         (0.22)        --          --        2.57       21.30     15.01(c)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   17.31      0.66         2.47         (0.66)      (1.00)        --        1.47       18.78     18.59
1997--Class B
Shares(b).......   17.46      0.42         2.34         (0.42)      (1.00)      (0.07)      1.27       18.73     16.22(c)
1996--Class A
Shares..........   14.22      0.51         3.43         (0.50)      (0.35)        --        3.09       17.31     28.10
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(d).......   14.18      0.10         0.02         (0.08)        --          --        0.04       14.22      0.87(c)
                                                                                   Ratios assuming no
                                                                                voluntary waiver of fees
                                                                                 or expense limitations
                                                                                --------------------------
                                               Net     Ratio of    Ratio of net              Ratio of net
                                            assets at     net       investment   Ratio of     investment
                 Portfolio        Average    end of   expenses to   income to   expenses to  income (loss)
                 turnover        commission  period   average net  average net    average     to average
                   rate           rate(g)   (in 000s)   assets        assets    net assets    net assets
                 -------------------------------------------------------------------------------------------------
                                                           BALANCED FUND
                 -------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....   95.62%(c)(f)   $0.0595   $124,260     1.00%(e)      3.15%(e)    1.59%(e)       2.56%(e)
1997--Class B
Shares
(unaudited).....   95.62(c)(f)     0.0595      9,261     1.75(e)       2.37(e)     2.09(e)        2.03(e)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
1997--Class A
Shares..........  208.11(f)         .0587     81,410     1.00          3.76        1.77           2.99
1997--Class B
Shares(b).......  208.11(f)         .0587      2,110     1.75(e)       2.59(e)     2.27(e)        2.07(e)
1996--Class A
Shares..........  197.10(f)           --      50,928     1.00          3.65        1.90           2.75
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(d).......   14.71(c)           --       7,510     1.00(e)       3.39(e)     8.29(e)       (3.90)(e)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) Not annualized.
(d) For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
(e) Annualized.
(f) Includes the effect of mortgage dollar roll transactions.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                              Income (loss) from              Distributions to
                           investment operations(h)             shareholders
                           ------------------------- ----------------------------------
                                                                    From
                                       Net realized             net realized
                                      and unrealized              gain on
                 Net asset            gain (loss) on    From    investments, In excess  Net increase Net asset
                  value,      Net      investments,     net       options      of net    (decrease)   value,
                 beginning investment  options and   investment and futures  investment    in net     end of     Total
                 of period   income      futures       income   transactions   income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------
                                                       CORE U.S. EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $23.32     $0.08        $ 5.07       $  --       $  --       $  --       $ 5.15     $28.47     22.08%(b)
1997--Class B
Shares
(unaudited).....   23.18      0.09          4.96          --          --          --         5.05      28.23     21.74(b)
1997--
Institutional
Shares
(unaudited).....   23.44      0.18          5.09          --          --          --         5.27      28.71     22.48(b)
1997--Service
Shares
(unaudited).....   23.27      0.12          5.04          --          --          --         5.16      28.43     22.17(b)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   19.66      0.16          4.46        (0.16)      (0.80)        --         3.66      23.32     23.75
1997--Class B
Shares(f).......   20.44      0.04          3.70        (0.04)      (0.80)      (0.16)       2.74      23.18     18.59(b)
1997--
Institutional
Shares..........   19.71      0.30          4.51        (0.28)      (0.80)        --         3.73      23.44     24.63
1997--Service
Shares(f).......   21.02      0.13          3.15        (0.13)      (0.80)      (0.10)       2.25      23.27     15.92(b)
1996--Class A
Shares..........   14.61      0.19          5.43        (0.16)      (0.41)        --         5.05      19.66     38.63
1996--
Institutional
Shares(d).......   16.97      0.16          3.23        (0.24)      (0.41)        --         2.74      19.71     20.14(b)
1995--Class A
Shares..........   15.93      0.20         (0.38)       (0.20)      (0.94)        --        (1.32)     14.61     (1.10)
1994--Class A
Shares..........   15.46      0.17          2.08        (0.17)      (1.61)        --         0.47      15.93     15.12
1993--Class A
Shares..........   15.05      0.22          0.41        (0.22)        --          --         0.41      15.46      4.30
FOR THE PERIOD ENDED JANUARY 31,
1992--Class A
Shares(e).......   14.17      0.11          0.88        (0.11)        --          --         0.88      15.05      7.01(b)
                                                                                Ratios assuming no
                                                                             voluntary waiver of fees
                                                                              or expense limitations
                                                                             --------------------------
                                            Net     Ratio of    Ratio of net              Ratio of net
                                         assets at     net       investment   Ratio of     investment
                 Portfolio     Average    end of   expenses to   income to   expenses in    income
                 turnover     commission  period   average net  average net    average     to average
                   rate        rate(g)   (in 000s)   assets        assets    net assets    net assets
                 --------------------------------------------------------------------------------------
                                                       CORE U.S. EQUITY FUND
                 --------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....   27.62%(b)   $0.0406   $327,636     1.28%(c)      0.72%(c)    1.50%(c)      0.50%(c)
1997--Class B
Shares
(unaudited).....   27.62(b)     0.0406     38,170     1.82(c)       0.14(c)     2.00(c)      (0.04)(c)
1997--
Institutional
Shares
(unaudited).....   27.62(b)     0.0406    175,744     0.65(c)       1.37(c)     0.83(c)       1.19(c)
1997--Service
Shares
(unaudited).....   27.62(b)     0.0406      5,626     1.15(c)       0.84(c)     1.33(c)       0.66(c)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   37.28       $ .0417    225,968     1.29          0.91        1.53          0.67
1997--Class B
Shares(f).......   37.28         .0417     17,258     1.83(c)       0.06(c)     2.00(c)      (0.11)(c)
1997--
Institutional
Shares..........   37.28         .0417    148,942     0.65          1.52        0.85          1.32
1997--Service
Shares(f).......   37.28         .0417      3,666     1.15(c)       0.69(c)     1.35(c)       0.49(c)
1996--Class A
Shares..........   39.35           --     129,045     1.25          1.01        1.55          0.71
1996--
Institutional
Shares(d).......   39.35(b)        --      64,829     0.65(c)       1.49(c)     0.96(c)       1.18(c)
1995--Class A
Shares..........   56.18           --      94,968     1.38          1.33        1.63          1.08
1994--Class A
Shares..........   87.73           --      92,769     1.42          0.92        1.67          0.67
1993--Class A
Shares..........  144.93           --     117,757     1.28          1.30        1.53          1.05
FOR THE PERIOD ENDED JANUARY 31,
1992--Class A
Shares(e).......  135.02(c)        --     151,142     1.57(c)       1.24(c)     1.82(c)       0.99(c)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Not annualized.
(c) Annualized.
(d) For the period from June 15, 1995 (commencement of operations) to January 31, 1996.
(e) For the period from May 24, 1991 (commencement of operations) to January 31, 1992.
(f) For the period from May 1 and June 7, 1996 (commencement of operations) to January 31, 1997 for Class B and Service shares, respectively.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                  Income from                 Distributions to
                           investment operations(e)             shareholders
                           ------------------------- ----------------------------------
                                       Net realized                 From
                                      and unrealized            net realized
                 Net asset               gain on        From      gain on    In excess               Net asset
                  value,      Net      investments,     net      investment    of net   Net increase  value,
                 beginning investment  options and   investment and futures  investment    in net     end of     Total
                 of period   income      futures       income   transactions   income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------
                                                    CORE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(C)
1997--Class A
Shares
(unaudited).....  $10.00     $0.01        $1.94         --          --          --         $1.95      $11.95     19.50%(f)
1997--Class B
Shares
(unaudited).....   10.00       --          1.94         --          --          --          1.94       11.94     19.40(f)
1997--
Institutional
Shares
(unaudited).....   10.00      0.03         1.92         --          --          --          1.95       11.95     19.50(f)
1997--Service
Shares
(unaudited).....   10.00      0.02         1.92         --          --          --          1.94       11.94     19.40(f)
                                                                                Ratios assuming no
                                                                             voluntary waiver of fees
                                                                              or expense limitations
                                                                             ---------------------------
                                           Net     Ratio of    Ratio of net               Ratio of net
                                        assets at     net       investment    Ratio of     investment
                 Portfolio    Average    end of   expenses to   income to    expenses to  income (loss)
                 turnover    commission  period   average net  average net     average     to average
                   rate       rate(b)   (in 000s)   assets        assets     net assets    net assets
                 -----------------------------------------------------------------------------------------------
                                                    CORE LARGE CAP GROWTH FUND
                 -----------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(C)
1997--Class A
Shares
(unaudited).....   18.14%(f)  $0.0292    $29,491     0.90%(d)      0.45%(d)     2.96%(d)      (1.61)%(d)
1997--Class B
Shares
(unaudited).....   18.14(f)    0.0292      3,734     1.65(d)      (0.35)(d)     3.46(d)       (1.90)(d)
1997--
Institutional
Shares
(unaudited).....   18.14(f)    0.0292          2     0.65(d)       0.94 (d)     2.46(d)       (0.87)(d)
1997--Service
Shares
(unaudited).....   18.14(f)    0.0292          2     1.15(d)       0.30 (d)     2.96(d)       (1.51)(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(c) For the period from May 1, 1997 (commencement of operations) to July 31,
    1997.
(d) Annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) Not annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                              Income (loss) from                Distributions to
                           investment operations(g)               shareholders
                           --------------------------- ----------------------------------
                                         Net realized                 From
                                        and unrealized            net realized
                 Net asset              gain (loss) on    From      gain on    In excess  Net increase Net asset
                  value,      Net        investments,     net     investments,   of net    (decrease)   value,
                 beginning investment    options and   investment options and  investment    in net     end of     Total
                 of period   income        futures       income     futures      income   asset value   period   return(a)
----------------------------------------------------------------------------------------------------------------------------
                                                        CAPITAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $16.73     $0.02(h)       $ 3.87(h)    $  --       $  --       $  --       $ 3.89     $20.62     23.25%(d)
1997--Class B
Shares
(unaudited).....   16.67     (0.06)(h)        3.85(h)       --          --          --         3.79      20.46     22.74(d)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   14.91      0.10            3.56        (0.10)      (1.72)      (0.02)       1.82      16.73     25.97
1997--Class B
Shares(b).......   15.67      0.01            2.81        (0.01)      (1.72)      (0.09)       1.00      16.67     19.39(d)
1996--Class A
Shares..........   13.67      0.12            3.93        (0.12)      (2.69)        --         1.24      14.91     30.45
1995--Class A
Shares..........   15.96      0.03           (0.69)       (0.01)      (1.62)        --        (2.29)     13.67     (4.38)
1994--Class A
Shares..........   14.64      0.02            2.40        (0.01)      (1.07)      (0.02)       1.32      15.96     16.89
1993--Class A
Shares..........   13.65      0.06            2.28        (0.07)      (1.28)        --         0.99      14.64     18.01
1992--Class A
Shares..........   11.10      0.28            2.90        (0.31)      (0.32)        --         2.55      13.65     29.31
FOR THE PERIOD ENDED JANUARY 31,
1991--Class A
Shares(c).......   11.34      0.34           (0.27)       (0.31)        --          --        (0.24)     11.10      0.84(d)
                                                                                    Ratios assuming no
                                                                                 voluntary waiver of fees
                                                                                 ---------------------------
                                           Net      Ratio of      Ratio of net                Ratio of net
                                        assets at      net         investment     Ratio of     investment
                 Portfolio    Average     end of   expenses to  income (loss) to expenses to  income (loss)
                 turnover    commission   period   average net      average        average     to average
                   rate       rate(f)   (in 000s)    assets        net assets    net assets    net assets
                 ---------------------------------------------------------------------------------------------------
                                                        CAPITAL GROWTH FUND
                 ---------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....   44.92%(d)  $0.0620   $1,158,360    1.38%(e)        0.19%(e)      1.63%(e)      (0.06)%(e)
1997--Class B
Shares
(unaudited).....   44.92(d)    0.0620       16,759    2.13(e)        (0.66)(e)      2.13(e)       (0.66)(e)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   52.92        .0563      920,646    1.40            0.62          1.65           0.37
1997--Class B
Shares(b).......   52.92        .0563        3,221    2.15(e)        (0.39)(e)      2.15(e)       (0.39)(e)
1996--Class A
Shares..........   63.90          --       881,056    1.36            0.65          1.61           0.40
1995--Class A
Shares..........   38.36          --       862,105    1.38            0.16          1.63          (0.09)
1994--Class A
Shares..........   36.12          --       833,682    1.38            0.13          1.63          (0.12)
1993--Class A
Shares..........   58.93          --       665,976    1.41            0.42          1.66           0.17
1992--Class A
Shares..........   48.93          --       500,307    1.53            2.09          1.78           1.84
FOR THE PERIOD ENDED JANUARY 31,
1991--Class A
Shares(c).......   35.63(d)       --       437,533    1.27(d)         3.24(d)       1.47(d)        3.04(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from April 20, 1990 (commencement of operations) to January 31, 1991.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                   Income from                 Distributions to
                            investment operations(h)             shareholders
                            ------------------------- ----------------------------------
                                        Net realized                            From
                                       and unrealized                       net realized
                  Net asset               gain on        From    In excess    gain on                 Net asset
                   value,      Net      investments,     net       of net    investment  Net increase  value,
                  beginning investment  options and   investment investment and futures     in net     end of     Total
                  of period   income      futures       income     income   transactions asset value   period   return(b)
-----------------------------------------------------------------------------------------------------------------------------
                                                        MID CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,
-----------
1997--
Institutional
Shares
(unaudited).....   $18.73     $0.08        $4.86        $  --      $  --       $  --        $4.94      $23.67     26.37%(f)
1997--Service
Shares(a)
(unaudited).....    23.01       --          0.66           --         --          --         0.66       23.67      2.87(f)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--
Institutional
Shares..........    15.91      0.24         3.77         (0.24)     (0.02)      (0.93)       2.82       18.73     25.63
FOR THE PERIOD ENDED JANUARY 31,
------------
1996--Individual
Shares(d).......    15.00      0.13         0.90         (0.12)       --          --         0.91       15.91      6.89(d)(f)
-----------
                                                                                    Ratios assuming no
                                                                                 voluntary waiver of fees
                                                                                  or expense limitations
                                                                                 --------------------------
                                            Net     Ratio of      Ratio of net                Ratio of net
                                         assets at     net         investment     Ratio of     investment
                  Portfolio    Average    end of   expenses to  income (loss) to expenses to  income (loss)
                  turnover    commission  period   average net    average net      average     to average
                    rate       rate(c)   (in 000s)   assets          assets      net assets    net assets
                  -------------------------------------------------------------------------------------------------
                                                        MID CAP EQUITY FUND
                  -------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,
1997--
Institutional
Shares
(unaudited).....    35.77%(f)  $0.0540   $189,092     0.85%(e)        0.77%(e)      0.90%(e)       0.72%(e)
1997--Service
Shares(a)
(unaudited).....    35.77(f)    0.0540          2     1.35(e)        (0.06)(e)      1.40(e)       (0.11)(e)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--
Institutional
Shares..........    74.03       0.0547    145,253     0.85            1.35          0.91           1.29
FOR THE PERIOD ENDED JANUARY 31,
------------
1996--Individual
Shares(d).......    58.77(f)       --     135,671     0.85(e)         1.67(e)       0.98(e)        1.54(e)

----
(a) For the period from July 18, 1997 (commencement of operations) to July 31, 1997.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(d) For the period from August 1, 1995 (commencement of operations) to January 31, 1996.
(e)  Annualized.
(f) Not annualized.
(g) For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
(h)  Includes the balancing effect of calculating per share amounts.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------


                                          Income (loss) from
                                       investment operations(g)
                           -------------------------------------------------
                                                               Net realized
                                                              and unrealized
                                             Net realized      gain (loss)
                 Net asset                  and unrealized      on foreign
                  value,        Net         gain (loss) on       currency
                 beginning  investment   investments, options    related
                 of period income (loss)     and futures       transactions
            ---------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                    INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....  $19.32       $0.03(h)          $4.20(h)         $(0.24)
1997--Class B
Shares
(unaudited).....   19.24       (0.02)(h)          4.17(h)          (0.24)
1997--
Institutional
Shares
(unaudited).....   19.40        0.08(h)           4.26(h)          (0.24)
1997--Service
Shares
(unaudited).....   19.34        0.04(h)           4.24(h)          (0.24)
FOR THE YEAR ENDED JANUARY 31,
-------------
1997--Class A
Shares..........   17.20        0.10              3.51             (1.28)
1997--Class B
Shares(e).......   18.91       (0.06)             0.94             (0.34)
1997--
Institutional
Shares(e).......   17.45        0.04              3.39             (1.24)
1997--Service
Shares(e).......   17.70       (0.02)             2.95             (1.08)
1996--Class A
Shares..........   14.52        0.13              2.58              1.42
1995--Class A
Shares..........   18.10        0.06             (3.04)            (0.01)
1994--Class A
Shares..........   14.35        0.05              4.08             (0.38)
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......   14.18       (0.01)             0.29             (0.11)

                    Distributions to
                      shareholders
                 -----------------------
                                From
                            net realized
                              gain on        Net
                    From    investment,    increase   Net asset
                    net      option and   (decrease)   value,
                 investment   futures    in net asset  end of     Total
                   income   transactions    value      period   return(a)
            -----------------------------------------------------------------

                                 INTERNATIONAL EQUITY FUND
            -----------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
------------
1997--Class A
Shares
(unaudited).....   $  --       $  --        $ 4.02     $23.34     20.81%(c)
1997--Class B
Shares
(unaudited).....      --          --          3.94      23.18     20.48(c)
1997--
Institutional
Shares
(unaudited).....      --          --          4.11      23.51     21.19(c)
1997--Service
Shares
(unaudited).....      --          --          4.04      23.38     20.89(c)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........      --        (0.21)        2.12      19.32     13.48
1997--Class B
Shares(e).......      --        (0.21)        0.33      19.24      2.83(c)
1997--
Institutional
Shares(e).......    (0.03)      (0.21)        1.95      19.40     12.53(c)
1997--Service
Shares(e).......      --        (0.21)        1.64      19.34     10.42(c)
1996--Class A
Shares..........    (0.58)      (0.87)        2.68      17.20     28.68
1995--Class A
Shares..........      --        (0.59)       (3.58)     14.52    (16.65)
1994--Class A
Shares..........      --          --          3.75      18.10     26.13
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......      --          --          0.17      14.35      1.23(c)

                                                                                  Ratio of net
                                        Portfolio   Average      Net assets       expenses to
                                        turnover   commission    at end of        average net
                                          rate      rate (f)   period (in 000's)    assets
            ---------------------------------------------------------------------------------------------------------------
                                                     INTERNATIONAL EQUITY FUND
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....                        22.30%(c)  $0.0230       $721,502          1.69%(d)
1997--Class B
Shares
(unaudited).....                        22.30(c)    0.0230         49,263          2.23(d)
1997--
Institutional
Shares
(unaudited).....                        22.30(c)    0.0230         57,860          1.10(d)
1997--Service
Shares
(unaudited).....                        22.30(c)    0.0230          2,087          1.60(d)
-------------
FOR THE YEAR ENDED JANUARY 31,
-------------
1997--Class A
Shares..........                        38.01        .0318        536,283          1.69
1997--Class B
Shares(e).......                        38.01        .0318         19,198          2.23(d)
1997--
Institutional
Shares(e).......                        38.01        .0318         68,374          1.10(d)
1997--Service
Shares(e).......                        38.01        .0318            674          1.60(d)
1996--Class A
Shares..........                        68.48          --         330,860          1.52
1995--Class A
Shares..........                        84.54          --         275,086          1.73
1994--Class A
Shares..........                        60.04          --         269,091          1.76
------------
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......                         0.00          --          66,063          1.80(d)
                                Ratios assuming no
                             voluntary waiver of fees
                              or expense limitations
                             --------------------------

               Ratio of net
                investment                  Ratio of
                  income      Ratio of   net investment
                (loss) to     expenses   income (loss)
               average net   to average    to average
                  assets     net assets    net assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                    INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....   0.30%(d)     1.83%(d)      0.16%(d)
1997--Class B
Shares
(unaudited).....   0.22)(d)     2.33(d)      (0.32)(d)
1997--
Institutional
Shares
(unaudited).....   0.78(d)      1.20(d)       0.68(d)
1997--Service
Shares
(unaudited).....   0.35(d)      1.70(d)       0.25(d)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........    (0.07)        1.88         (0.26)
1997--Class B
Shares(e).......    (0.97)(d)     2.38(d)      (1.12)(d)
1997--
Institutional
Shares(e).......     0.43(d)      1.25(d)       0.28(d)
1997--Service
Shares(e).......    (0.40)(d)     1.75(d)      (0.55)(d)
1996--Class A
Shares..........     0.26         1.77          0.01
1995--Class A
Shares..........     0.40         1.98          0.15
1994--Class A
Shares..........     0.51         2.01          0.26
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......   (0.42)(d)     2.58(d)      (1.20)(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from December 1, 1992 (commencement of operations) to January 31, 1993.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 7, March 6 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional, Service and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                 Income (loss) from                     Distributions to
                              investment operations(g)                    shareholders
                           ---------------------------------- ------------------------------------
                                                                             From      In excess
                                                                         net realized of realized
                                             Net realized                  gain on      gain on
                 Net asset    Net           and unrealized       From    investment,  investment,
                  value,   investment       gain (loss) on       net      option and   option and
                 beginning   income      investments, options investment   futures      futures
                 of period   (loss)          and futures        income   transactions transactions
-----------------------------------------------------------------------------------------------------------------------------------
                                                       SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....  $20.91    $(.0.05)(h)         $ 3.77(h)       $  --       $  --        $  --
1997--Class B
Shares
(unaudited).....   20.80      (0.12)(h)           3.74(h)          --          --           --
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........   17.29      (0.21)              4.92             --        (1.09)         --
1997--Class B
Shares(b).......   20.79      (0.11)              1.21             --        (1.09)         --
1996--Class A
Shares..........   16.14      (0.23)              1.39             --        (0.01)         --
1995--Class A
Shares..........   20.67      (0.07)             (3.53)            --        (0.69)       (0.24)
1994--Class A
Shares..........   16.68      (0.04)              5.03             --        (1.00)         --
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(c).......   14.18       0.03               2.50           (0.03)        --           --

                 Net increase Net asset                                                   Ratio of net
                  (decrease)   value,                Portfolio    Average   Net assets at expenses to
                    in net     end of     Total      turnover    commission end of period average net
                 asset value   period   return(a)      rate       rate(g)    (in 000's)      assets
                 -------------------------------------------------------------------------------------
                                                       SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....    $ 3.72     $24.63     17.65%(d)    46.02%(d)  $0.0506     $290,615        1.56%(e)
1997--Class B
Shares
(unaudited).....      3.62      24.42     17.26(d)     46.02(d)    0.0506       19,125        2.31(e)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........      3.62      20.91     27.28        99.46        .0461      212,061        1.60
1997--Class B
Shares(b).......      0.01      20.80      5.39(d)     99.46        .0461        3,674        2.35(e)
1996--Class A
Shares..........      1.15      17.29      7.20        57.58          --       204,994        1.41
1995--Class A
Shares..........     (4.53)     16.14    (17.53)       43.67          --       319,487        1.53
1994--Class A
Shares..........      3.99      20.67     30.13        56.81          --       261,074        1.60
FOR THE PERIOD ENDED JANUARY 31,
------------
Shares(c).......      2.50      16.68     17.86(d)      7.12(e)       --        59,339        1.65(e)

                                      Ratios assuming no
                                   voluntary waiver of fees
                                    or expense limitations
                                   ---------------------------
                    Ratio of net                Ratio of net
                     investment     Ratio of     investment
                  income (loss) to expenses to      loss
                    average net      average     to average
                       assets      net assets    net assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                       SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....     (0.49)%(e)    1.81%(e)      (0.74)%(e)
1997--Class B
Shares
(unaudited).....    (1.06)(e)      2.31(e)      (1.06)(e)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........     (0.72)        1.85          (0.97)
1997--Class B
Shares(b).......     (1.63)(e)     2.35(e)       (1.63)(e)
1996--Class A
Shares..........     (0.59)        1.66          (0.84)
1995--Class A
Shares..........     (0.53)        1.78          (0.78)
1994--Class A
Shares..........     (0.45)        1.85          (0.70)
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(c).......      0.62(e)      2.70(e)       (0.43)(e)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from October 22, 1992 (commencement of operations) to January 31, 1993.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                       Income (loss) from                 Distributions to
                                    investment operations(g)                shareholders
                           -------------------------------------------- ---------------------
                                                         Net realized
                 Net asset    Net        Net realized   and unrealized     From    In excess  Net increase Net asset
                  value,   investment   and unrealized gain on foreign     net       of net    (decrease)   value,
                 beginning   income     gain (loss) on currency related investment investment    in net     end of     Total
                 of period   (loss)      investments     transactions     income     income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------------
                                                         ASIA GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $16.31     $ 0.03(h)      $ 0.86(h)       $(0.68)       $  --      $  --       $ 0.21     $16.52      1.29%(c)
1997--Class B
Shares
(unaudited).....   16.24      (0.02)(h)       0.71(h)        (0.56)          --         --         0.16      16.40      0.99(c)
1997--
Institutional
Shares
(unaudited).....   16.33       0.07(h)        0.90(h)        (0.71)          --         --         0.26      16.59      1.59(c)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   16.49       0.06          (0.11)          (0.12)        (0.01)       --        (0.18)     16.31     (1.01)
1997--Class B
Shares(e).......   17.31      (0.05)         (0.48)          (0.51)          --       (0.03)      (1.07)     16.24     (6.02)(c)
1997--
Institutional
Shares(e).......   16.61       0.04          (0.11)          (0.11)        (0.04)     (0.06)      (0.28)     16.33     (1.09)(c)
1996--Class A
Shares..........   13.31       0.17           3.44           (0.12)        (0.17)     (0.14)       3.18      16.49     26.49
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(b).......   14.18       0.11          (0.89)           0.01         (0.10)       --        (0.87)     13.31     (5.46)(c)

                                                                                     Ratios assuming no
                                                                                  voluntary waiver of fees
                                                                                   or expense limitations
                                                                                  -------------------------
                                                                    Ratio of net              Ratio of net
                                                      Ratio of net   investment    Ratio of    investment
                 Portfolio    Average   Net assets at expenses to  income (loss)   expenses   income (loss)
                 turnover    commission end of period average net  to average net to average   to average
                   rate       rate(f)      (000's)       assets        assets     net assets   net assets
                 ------------------------------------------------------------------------------------------
                                                         ASIA GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
------------
1997--Class A
Shares
(unaudited).....   51.72%(c)  $0.0068     $256,078        1.72%(d)      0.37%(d)     1.92%(d)      0.17%(d)
1997--Class B
Shares
(unaudited).....   51.72(c)    0.0068        5,237        2.27(d)      (0.21)(d)     2.43(d)      (0.37)(d)
1997--
Institutional
Shares
(unaudited).....   51.72(c)    0.0068       11,372        1.10(d)       0.91(d)      1.26(d)       0.75(d)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........   48.40        .0151      263,014        1.67          0.20         1.87          0.00
1997--Class B
Shares(e).......   48.40        .0151        3,354        2.21(c)      (0.56)(d)     2.37(d)      (0.72)(d)
1997--
Institutional
Shares(e).......   48.40        .0151       13,322        1.10(d)       0.54(d)      1.26(d)       0.38(d)
1996--Class A
Shares..........   88.80          --       205,539        1.77          1.05         2.02          0.80
FOR THE PERIOD ENDED JANUARY 31,
------------
1995--Class A
Shares(b).......   36.08(c)       --       124,298        1.90(d)       1.83(d)      2.38(d)       1.35(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from July 8, 1994 (commencement of operations) to January 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 2 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                   Appendix A

                          DESCRIPTION OF BOND RATINGS*

                        MOODY'S INVESTORS SERVICE, INC.


     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

---------------
* The rating system described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. and Standard and Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                      1-A

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                        STANDARD & POOR'S RATINGS GROUP

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

     D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                      2-A

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     N.R.:  Not rated.

                                      3-A

                                   Appendix B



                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

     Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

     OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

     OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

     WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

     WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

     WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

     INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

                                      1-B

      GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES


     Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

     . Privately owned and ranked among Wall Street's best capitalized firms, with partners' capital of approximately $5.3 billion as of November 29, 1996.

     . With thirty-four offices around the world, Goldman Sachs employs over 9,000 professionals focused on opportunities in major markets.

     . The number one underwriter of all international equity issuers from (1993-1996).

     .    A research budget of $200 million for 1997.

     . Premier lead manager of negotiated municipal bond offerings over the past six years (1990-1996).

     . The number one lead manager of U.S. common stock offerings for the past eight years (1989-1996).*

     . The number one lead manager for initial public offerings (IPOs) worldwide (1989-1996).



* Source:  Securities Data Corporation. Common stock ranking excludes REITs,
  ====================================
Investment Trusts and Rights.

                                      2-B

                 GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865      End of Civil War

1869      Marcus Goldman opens Goldman Sachs

1890      Dow Jones Industrial Average first published

1896      Goldman Sachs joins New York Stock Exchange

1906 Goldman Sachs takes Sears Roebuck public (longest-standing client relationship)

          Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956      Goldman Sachs co-manages Ford's public offering, the largest to date

1970      London office opens

1972      Dow Jones Industrial Average breaks 1000

1986      Goldman Sachs takes Microsoft public

1990 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1992      Dow Jones Industrial Average breaks 3000

1993 Goldman Sachs is lead manager in taking Allstate public, largest equity offering to date ($2.4 billion)

1995      Dow Jones Industrial Average breaks 4000

1996      Dow Jones Industrial Average breaks 6000

          Goldman Sachs takes Deutsche Telecom public

1997      Dow Jones Industrial Average breaks 7000

                                      3-B

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                                 SERVICE SHARES

                          GOLDMAN SACHS BALANCED FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                    GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
                    GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
                  GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
                       GOLDMAN SAHCS CAPITAL GROWTH FUND
                       GOLDMAN SACHS MID CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                       GOLDMAN SACHS SMALL CAP VALUE FUND
                   GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND
                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND

         (EQUITY PORTFOLIOS OF GOLDMAN SACHS TRUST) One New York Plaza
                            New York, New York 10004

     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Institutional Shares of Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Real Estate Securities Fund dated October 1, 1997, as amended and/or supplemented from time to time (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. at the telephone number, or writing to one of the addresses, listed below.

TABLE OF CONTENTS
                                        Page
                                        ====
Introduction..........................  B-3
Investment Policies...................  B-4
Investment Restrictions...............  B-33
Management............................  B-36
Portfolio Transactions and Brokerage..  B-49
Net Asset Value.......................  B-55
Performance Information...............  B-57
Shares of the Trust...................  B-63
Taxation..............................  B-67
Financial Statements..................  B-73
Other Information.....................  B-73
Service Plans.........................  B-75
Appendix A:...........................  1-A
Appendix B:...........................  1-B

GOLDMAN, SACHS & CO.              GOLDMAN SACHS FUNDS MANAGEMENT, L.P.
Distributor                       Investment Adviser to:
85 Broad Street                     Goldman Sachs CORE U.S. Equity Fund and
New York, New York 10004            Goldman Sachs Capital Growth Fund
                                  One New York Plaza
                                  New York, New York 10004
GOLDMAN, SACHS & CO.
Transfer Agent                    GOLDMAN SACHS ASSET MANAGEMENT
4900 Sears Tower                  Investment Adviser to:
Chicago, Illinois 60606             Goldman Sachs Balanced Fund,
                                     Goldman Sachs CORE Large Cap Growth Fund,
                                     Goldman Sachs CORE Small Cap Equity Fund,
GOLDMAN SACHS ASSET                  Goldman Sachs CORE International Equity
 MANAGEMENT INTERNATIONAL            Fund,
Investment Adviser to:               Goldman Sachs Growth and Income Fund,
  Goldman Sachs International        Goldman Sachs Mid Cap Equity Fund,
   Equity Fund, Goldman Sachs        Goldman Sachs Small Cap Value Fund, and
   Asia Growth Fund, and Goldman     Goldman Sachs Real Estate
   Sachs Emerging Markets Equity     One New York Plaza
   Fund                              New York, New York 10004
Securities Fund
133 Peterborough Court
London, England EC4A 2BB


Toll free (in U.S.).......800-621-2550

                                  INTRODUCTION

     Goldman Sachs Trust (the "Trust") is an open-end, management investment company. The following series of the Trust are described in this Additional
Statement: Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), CORE U.S. Equity Fund ("CORE U.S. Equity Fund")(formerly known as "Goldman Sachs Select Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity Fund"), Goldman Sachs CORE International Equity Fund ("CORE International Equity Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs International Equity Fund ("International Equity Fund"), Goldman Sachs Small Cap Value Fund ("Small Cap Value Fund"), Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Real Estate Securities Fund ("Real Estate Securities Fund") (collectively referred to herein as the "Funds").

     The Funds were initially organized as a series of a corporation formed under the laws of the State of Maryland on September 27, 1989 and were reorganized as a Delaware business trust as of April 30, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The Balanced, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, Mid Cap Equity, CORE Small Cap Equity Fund, CORE International Equity Fund, Capital Growth Fund, International Equity, Small Cap Value, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds currently offer five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares. See "Shares of the Trust."

     Goldman Sachs Asset Management, ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. Goldman Sachs Fund Management, L.P., ("GSFM") an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI
are sometimes referred to collectively herein as the "Advisers."   Goldman Sachs
serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").

     The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies.
There is no assurance that each Fund will achieve its objective.

                              INVESTMENT POLICIES

     Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

BALANCED FUND
=============

     The investment objective of the Balanced Fund is to provide shareholders with long-term capital growth and current income. The Balanced Fund seeks to achieve its investment objective by investing in a balanced portfolio diversified among both equity and fixed income securities.

     Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor's goals. Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. Balanced Fund offers a portfolio of equity and fixed income securities intended to provide less volatility than a portfolio completely invested in equity securities and greater diversification than a portfolio invested in only one asset class. Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity securities.

FIXED INCOME STRATEGIES DESIGNED TO MAXIMIZE RETURN AND MANAGE RISK

     GSAM's approach to managing the fixed income portion of Balanced Fund's portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index, while also seeking to provide high current income. This approach emphasizes (1) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (2) individual security selection based on identifying relative value (fixed income securities inexpensive relative to others in their sector); and (3) to a lesser extent, strategies based on GSAM's expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

     GSAM seeks to manage fixed income portfolio risk in a number of ways. These include diversifying the fixed income portion of the Balanced Fund's portfolio among various types of fixed income securities and utilizing sophisticated quantitative models to understand how the fixed income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and to monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund's portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

     A number of investment strategies will be used in selecting fixed income securities for the Fund's portfolio. GSAM's fixed income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Adviser's target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

     MARKET SECTOR SELECTION. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

     ISSUER SELECTION. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing (within the constraints imposed by Balanced Fund's minimum credit quality requirements). This strategy focuses on four types of investment-grade corporate issuers. Selection of securities from the first type of issuers - those with low but stable credit - is intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers - those with low and intermediate but improving credit quality - is intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation should occur relative to alternative securities as credit quality improves, the nationally recognized statistical rating organizations upgrade credit ratings, and credit spreads narrow. Securities from the third type of issuers - issuers with deteriorating credit quality - will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

     YIELD CURVE STRATEGY. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a "barbell" strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a "bullet" strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a "neutral yield curve" strategy in which the maturity distribution mirrors that of a benchmark.

CORE U.S. EQUITY, CORE LARGE CAP GROWTH, CORE SMALL CAP EQUITY AND CORE
=======================================================================
INTERNATIONAL EQUITY  FUNDS
===========================

     Under normal circumstances, the Funds will invest at least 90% of their total assets in equity securities.

     The investment strategy of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds will be implemented to the extent it is consistent with maintaining a Fund's qualification as a regulated investment company under the Internal Revenue Code. A Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's gross income for its taxable year be derived from the sale or other disposition of stocks or securities or certain other investments (generally including options and futures contracts) held for less than three months.

     Since normal settlement for equity securities is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund's net assets. The Funds may purchase futures contracts only with respect to the S&P 500 Index (in the case of CORE U.S. Equity Fund) and a representative index (in the case of CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) in order to keep a Fund's effective equity exposure close to 100%. For exam-ple, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

     THE MULTIFACTOR MODEL.  The Multifactor Model is a rigorous computerized
     =====================
rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g. price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the performance of equity securities.

     Because it includes many disparate factors, the Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

     The Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the Multifactor Model or the method of applying the Multifactor Model) may include: (i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Fund uses futures); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

INTERNATIONAL EQUITY FUND
=========================

     International Equity Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Equity Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Emerging Markets, including Asia."

     A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Equity Fund's portfolio through a three-stage investment process. Because International Equity Fund is a long-term holder of stocks, the portfolio managers adjust International Equity Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

     Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Adviser seeks to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

     Within these industries the Adviser seeks to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

     GSAMI's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.

     The members of GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.

CORPORATE DEBT OBLIGATIONS
==========================

     Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

     The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's net asset value.

     Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Balanced, Growth and Income, Capital Growth, Mid Cap Equity, Small Cap Value, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

     Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

     Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

ZERO COUPON BONDS
=================

     A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund's distribution obligations. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES
=====================================

     The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

CUSTODIAL RECEIPTS
==================

     Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

MUNICIPAL SECURITIES
====================

     Balanced Fund may invest up to 5% of its net assets in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

     The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

     Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

MORTGAGE-BACKED SECURITIES
==========================

     GENERAL CHARACTERISTICS. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

     The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, the Advisers may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

     GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

     A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is autho rized to borrow from the United States Treasury in an unlimited amount.

     FANNIE MAE CERTIFICATES. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conven tional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

     Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distrib ute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participation in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

     Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

     The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     MORTGAGE PASS-THROUGH SECURITIES. Each Fund (other than CORE U.S. Equity , CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage Pass-Throughs"); that is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

     The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

     DESCRIPTION OF CERTIFICATES. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

     Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate
                                                    --------
basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

     Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of
            --------
principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of
                             --------
such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

     RATINGS. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

     CREDIT ENHANCEMENT.  Credit support falls generally into two categories:
(i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

     SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

     In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

     The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among
                                                                  --------
all certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

     ALTERNATIVE CREDIT ENHANCEMENT. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

     VOLUNTARY ADVANCES. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

     OPTIONAL TERMINATION. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

     MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. A Fund may invest in multiple class securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

     Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mort gage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

     CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

     CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

     STRIPPED MORTGAGE-BACKED SECURITIES. The Balanced and Real Estate Securities Funds may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

INVERSE FLOATING RATE SECURITIES
================================

     Balanced Fund may invest up to 5% of its net assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed . An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 15% limitation on investments in such securities.

ASSET-BACKED SECURITIES
=======================

     Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

     Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
==================================================

     Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds may only enter into such transactions with respect to the S&P 500 Index, for the CORE U.S. Equity Fund and a representative index in the case of the CORE Large Cap Growth and CORE Small Cap Equity Funds. The other Funds may purchase and sell futures contracts based on various securities (such as U.S.

Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

     FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

     When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire.

     Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Similarly, each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

     OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets quoted or denominated in the related currency) in the cash market at the time when the futures or options position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in currency forward contracts futures contracts and, for a Fund permitted to do so, related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Taxation").

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid assets in an amount equal to the underlying value of such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

     Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
============================================

     WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest (other than CORE U.S. Equity and CORE Large Cap Growth Funds). A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

     In addition, a written call option or put option may be covered by maintaining cash or liquid assets (either of which may be quoted or denominated in any currency) in a segregated account, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

     A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid assets with a value equal to the exercise price in a segregated account with its custodian.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

     PURCHASING OPTIONS. Each Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

     A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

     YIELD CURVE OPTIONS. Balanced Fund, with respect to up to 5% of its net assets, may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments.
Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

     Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, Balanced Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. Balanced Fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Adviser, Balanced Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

     Yield curve options written by the Balanced Fund will be "covered." A call (or put) option is covered if the Balanced Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid assets sufficient to cover the Balanced Fund's net liability under the two options. Therefore, the Balanced Fund's liability for such a covered option is generally limited to the difference between the amount of the Balanced Fund's liability under the option written by the Balanced Fund less the value of the option held by the Balanced Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, estab lished trading markets for these options have not yet developed.

     RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission ("SEC") changes its position, each Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

REAL ESTATE INVESTMENT TRUSTS
=============================

     Each Fund may invest in shares of REITs. The Real Estate Securities Fund expects that a substantial portion of its total assets will be invested in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
==================================

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Adviser for investment by the Fund. CORE

U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
==================

     Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

     Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may be subject to currency exposure independent of their securities positions.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

     Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE

U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

     ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

     To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

     Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See "Investing in Emerging Markets, including Asia," below.

     A Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets."

       INVESTING IN EMERGING MARKETS , INCLUDING ASIA. CORE International Equity, International Equity, Asia Growth and Emerging Markets Equity Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including Emerging Countries issuers (in the case of Emerging Markets Equity and International Equity Funds) and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth Fund), as well as the risks associated with investments quoted or denominated in foreign currencies. Balanced, Growth and Income, CORE International Equity, Small Cap Value, Mid Cap Equity and Capital Growth Funds may invest, to a lesser extent, in equity and equity-related securities of foreign issuers; including Emerging Countries issuers. In addition, certain of Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Fund's potential investment and management techniques entail special risks. Asia Growth Fund concentrates on companies that the Advisers believe are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. The Advisers believe that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead.

     The pace of change in many Emerging Countries, and in particular those in Asia, over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Emerging Countries have
been relatively attractive.   See "Risk Factors" in the Prospectus.

        Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

     Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Emerging Country markets may also affect a Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

     Transaction costs, including brokerage commissions or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

     Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain of the Asian countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

     Each of the Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds' assets.

     The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

     A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Growth and Income, Mid Cap Equity, Capital Growth and Small Cap Value Funds may enter into forward foreign currency exchange contracts for hedging purposes. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

     At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

     Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

     A Fund's custodian will place cash or liquid assets into a segregated account of such Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds forward contracts entered into to seek to increase total return. If the value of the securities placed in the segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

     While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

      Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

       WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (except CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

     Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, Balanced, International Equity, Emerging Markets Equity and Asia Growth Funds may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

     A call option written by a Fund obligates a Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate a Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written put and call options, see "Written Covered Options" above.

     A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

     A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

     In addition to using options for the hedging purposes described above, Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may use options on currency to seek to increase total return. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

     Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by a Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Fund would realize either no gain or a loss on the purchase of the put option.

       SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

     A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

     The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS, MORTGAGE SWAPS, INDEX SWAPS AND INTEREST RATE SWAPS, CAPS,
==========================================================================
FLOORS AND COLLARS
==================

     The Balanced, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may, with respect to up to 5% of their net assets, enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced and Real Estate Securities Funds may, with respect to 5% of its net assets, enter into mortgage, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

     A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency.
Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by a Fund under a currency swap or an interest rate floor, cap or collar is held in a segregated account consisting of cash or liquid assets the Funds and the Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

     A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Adviser.

     The use of interest rate, mortgage, index and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps, caps, floors and collars are illiquid and thus subject to a Fund's 15% limitation on investments in illiquid securities.

LENDING OF PORTFOLIO SECURITIES
===============================

     Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisers to be of good standing, and when, in the judgment of the Advisers, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Advisers determine to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
==============================================

     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
==================================

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
==========================

     A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Adviser.

     Each Fund may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange).

     The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described under "Risk Associated with Options Transactions," involved in the writing of options on securities.

     Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) may invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices.

REPURCHASE AGREEMENTS
=====================

     Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

     For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     As with any unsecured debt instrument purchased for a Fund, the Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, a Fund, together with other registered investment companies having advisory agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.


                            INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

     A Fund may not:

          (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

          (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (other than the Goldman Sachs Real Estate Securities Fund, which will invest at least 25% or more of its total assets in the real estate industry) (excluding the U.S. Government or any of its agencies or instrumentalities).

          (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

          (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies,
               (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

          (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

          (6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

          (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

          (8) issue senior securities to the extent such issuance would violate applicable law.

     Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

     In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

     A Fund may not:

     (a) Invest in companies for the purpose of exercising control or management.

     (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

     (d)  Make short sales of securities, except short sales against the box.

                                   MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.


NAME, AGE               POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST     DURING PAST 5 YEARS
-----------             ----------     -------------------
Ashok N. Bakhru, 53     Chairman       Executive Vice President -- Finance and
1325 Ave. of Americas   & Trustee      Administration and Chief Financial Officer, Coty
New York, NY  10019                    Inc. (since April 1996); President, ABN
                                       Associates (June 1994 through March
                                       1996); Senior Vice President of Scott Paper
                                       Company until June 1994; Director of
                                       Arkwright Mutual Insurance Company; Trustee
                                       of International House of Philadelphia;
                                       Member of Cornell University
                                       Council; Trustee of the Walnut Street
                                       Theater.


*David B. Ford, 51      Trustee        Managing Director, Goldman Sachs (since 1996);
One New York Plaza                     General Partner, Goldman Sachs (1986-1996);
New York, NY 10004                     Co-Head of Goldman Sachs Asset Management
                                       (since December 1994).

*Douglas C. Grip, 35    Trustee        Vice President, Goldman Sachs (since May 1996);
One New York Plaza      & President    President, MFS Retirement Services Inc., of
New York, NY 10004                     Massachusetts Financial Services (prior thereto).

*John P. McNulty, 44    Trustee        Managing Director, Goldman Sachs (since 1996);
One New York Plaza                     General Partner of Goldman Sachs (1990-1994
New York, NY 10004                     and 1995-1996); Co-Head of Goldman Sachs Asset
                                       Management (since November 1995); Limited Partner
                                       of Goldman Sachs (1994 to November 1995).


Mary P. McPherson, 60   Trustee        President of Bryn Mawr College (since 1978);
Taylor Hall                            Director of Josiah Macy, Jr, Foundation (since
Bryn Mawr, PA 19010                    1977); Director of the Philadelphia
                                       Contributionship (since 1985); Director of Amherst College
                                       (since 1986); Director of Dayton Hudson
                                       Corporation (since 1988); Director of the
                                       Spencer Foundation (since 1993); and member
                                       of PNC Advisory Board (since 1993).

 NAME, AGE                                      POSITIONS                PRINCIPAL OCCUPATION(S)
AND ADDRESS                                     WITH TRUST               DURING PAST 5 YEARS
-----------                                     ----------               -----------------------
 *Alan A. Shuch, 48                             Trustee                  Limited Partner, Goldman Sachs (since 1994);
 One New York Plaza                                                      Director and Vice President of Goldman Sachs
 New York, NY  10004                                                     Funds Management Inc. (from April 1990 to
                                                                         November 1994); President and Chief Operating
                                                                         Officer, GSAM (from September 1988 to November 1994).

Jackson W. Smart, 66                            Trustee                  Chairman, Executive Committee, First
One Northfield Plaza # 218                                               Commonwealth, Inc. (a managed dental care
Northfield, IL  60093                                                    company, since January 1996); Chairman and
                                                                         Chief Executive Officer, MSP Communications Inc.
                                                                         (a company engaged in radio broadcasting) (since
                                                                         November 1988), Director, Federal Express Corpo-
                                                                         ration (since 1976), Evanston Hospital Corporation
                                                                         (since 1980), First Commonwealth, Inc. (since
                                                                         1988) and North American Private Equity Group
                                                                         (a venture capital fund).

William H. Springer, 67                         Trustee                  Vice Chairman and Chief Financial and
701 Morningside Drive                                                    Administrative Officer, (February 1987 to June
Lake Forest, IL  60045                                                   1991) of Ameritech (a telecommunications holding
                                                                         company; Director,Walgreen Co. (a retail drug
                                                                         store business); Director of Baker, Fentress & Co.
                                                                         (a closed-end, non-diversified management invest-
                                                                         ment company) (April 1992 to present).

Richard P. Strubel, 57                          Trustee                  Managing Director, Tandem Partners, Inc. (since
70 West Madison St. Ste 1400                                             1990); President and Chief Executive Officer,
Chicago, IL  60602                                                       Microdot, Inc. (a diversified manufacturer of
                                                                         fastening systems and connectors)(January 1984
                                                                         to October 1994).

*Scott M. Gilman, 37                            Treasurer                Director, Mutual Funds Administration, Goldman
 One New York Plaza                                                      Sachs Asset Management (since April 1994);
 New York, NY  10004                                                     Assistant Treasurer, Goldman Sachs Funds
                                                                         Management, Inc. (since March 1993); Vice President,
                                                                         Goldman Sachs (since March 1990).

*John M. Perlowski, 32                          Assistant                Vice President, Goldman Sachs (since July
 One New York Plaza                                Treasurer             1995); Director, Investors Bank and Trust,
 New York, NY 10004                                                      November 1993 to July 1995); Audit Manager
                                                                         of Arthur Andersen LLP (prior thereto).



NAME, AGE                 POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST         DURING PAST 5 YEARS
-----------               ----------         -------------------
*John W. Mosior, 58       Vice              Vice President, Goldman Sachs and Manager
4900 Sears Tower           President        of Shareholder Servicing of GSAM (since
Chicago, IL  60606                          November 1989).

*Nancy L. Mucker, 47       Vice             Vice President, Goldman Sachs (since April
4900 Sears Tower            President       1985); Manager of Shareholder Servicing of
Chicago, IL  60606                          GSAM since November 1989).

*Michael J. Richman, 36    Secretary        Associate General Counsel of
85 Broad Street                             Goldman Sachs Asset Manage-
New York, NY  10004                         ment (since February 1994);
                                            Vice President and Assistant General Counsel
                                            of Goldman Sachs (since June 1992); Counsel
                                            to the Funds Group, GSAM (since June 1992);
                                            Partner, Hale and Dorr (September 1991 to
                                            June 1992).

*Howard B. Surloff, 31      Assistant       Assistant General Counsel and Vice President,
85 Broad Street              Secretary      Goldman Sachs (since November 1993 and May
New York, NY  10004                         1994 respectively); Counsel to the Funds Group,
                                            Goldman Sachs Asset Management (since
                                            November 1993); Associate of Shereff Friedman,
                                            Hoffman & Goodman (prior  thereto).

*Valerie A. Zondorak, 31     Assistant      Vice President, Goldman Sachs (since March
85 Broad Street               Secretary     1997); Counsel to the Funds Group, Goldman
New York, New York 10004                    Sachs Asset Management (since >March 1997);
                                            Associate of Shereff Friedman, Hoffman &
                                            Goodman (prior thereto).

*Steven E. Hartstein, 33     Assistant      Legal Products Analyst, Goldman Sachs (June
85 Broad Street               Secretary     1993 to present); Funds Compliance Officer,
New York, NY  10004                         Citibank Global Asset Management (August 1991
                                            to June 1993).

*Deborah Farrell, 25         Assistant      Administrative Assistant, Goldman Sachs since
 85 Broad Street              Secretary     January 1994.  Formerly at Cleary Gottlieb, Steen
 New York, NY 10004                         and Hamilton.

*Kaysie P. Uniacke, 36       Assistant      Vice President and Senior Portfolio Manager,
One New York Plaza            Secretary     Goldman Sachs Asset Management (since
New York, NY 10004                          1988).



NAME, AGE            POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS          WITH TRUST           DURING PAST 5 YEARS
-----------          ----------           -------------------
*Elizabeth D.        Assistant            Portfolio Manager, GSAM (since April 1996);
 Anderson, 27        Secretary            Junior Portfolio Manager, Goldman Sachs Asset
One New York Plaza                        Management (since 1993); Funds Trading
New York, NY 10004                        Assistant, GSAM (1993-1995); Compliance
                                          Analyst, Prudential Insurance (1991-1993).

     As of July 24, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust (or its predecessors) for the one-year period ended January 31, 1997:

                                                     Pension or                Total
                                                     Retirement         Compensation
                                                       Benefits   from Goldman Sachs
                                 Aggregate           Accrued as         Mutual Funds
                              Compensation              Part of       (including the
Name of Trustee          from the Funds***      Funds' Expenses              Funds)*
---------------         ------------------      ---------------    -----------------
Paul C. Nagel, Jr.**                $3,775                   $0              $62,450
Ashok N. Bakhru                      3,969                    0               69,299
Marcia L. Beck                           0                    0                    0
David B. Ford                            0                    0                    0
Douglas C. Grip                          0                    0                    0
Alan A. Shuch                            0                    0                    0
Jackson W. Smart                     3,388                    0               58,954
William H. Springer                  3,388                    0               58,954
Richard P. Strubel                   3,388                    0               58,954

______________

   *      The Goldman Sachs Funds consisted of 29 mutual funds on January 31,
          1997.

   **     Retired as of June 30, 1996.

   *** Effective May 1, 1997, the Funds were reorganized from series of Goldman Sachs Equity Portfolios, Inc. (the "Corporation") into the Trust. The amounts shown in the column reflect compensation paid to the Trustees by the Corporation.

MANAGEMENT SERVICES
===================

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity and Capital Growth Funds. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to Balanced, Growth and Income, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities, Mid Cap Equity and Small Cap Equity Funds. GSAMI, 133 Peterborough Court, London, England, EC4A 2BB serves as investment adviser to International Equity, Emerging Markets Equity and Asia Growth Funds. See "Management" in the Funds' Prospectus for a description of the applicable Adviser's duties to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the U.S. and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Advisers are able to draw on the substantial research and market expertise of Goldman Sachs whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $200 million, the Goldman Sachs Global Investment Research Department covers approximately 1,700 companies, including approximately 2,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the Advisers have access to Goldman Sachs' economics research. The Economics Research Department conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories:
Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

     In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds), the Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, the Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.

     Each Fund's management agreement provides that the Advisers may render similar services to others as long as the services provided by the Advisers thereunder are not impaired thereby.

     The CORE Small Cap Equity, CORE International Equity and Real Estate Securities Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on July 22, 1997. The CORE Large Cap Growth and Emerging Markets Equity Funds management agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on April 23, 1997. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities and Emerging Markets Equity Funds) on April 21, 1997. The sole shareholder of the CORE Large Cap Growth Fund approved these arrangements on April 30, 1997. The sole shareholders of the CORE Small Cap Equity and CORE International Equity Funds approved these arrangements on August 13, 1997. Each management agreement will remain in effect until June 30, 1998 from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees, and (b) the vote of a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each management agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Adviser and by the Adviser on 60 days' written notice to the Trust.

     Pursuant to the management agreements the Advisers are entitled to receive the fees listed below, payable monthly of such Fund's average daily net assets. In addition, the Advisers voluntarily agreed to limit its management fee to an annual rate also listed below:

Management                         Management
With Fee                          Without Fee
Fund                              Limitations   Limitations
----                              -----------   -----------
GSAM
Balanced Fund                        0.65%         0.65%
Growth and Income Fund               0.70%         0.70%
CORE Large Cap Growth Fund           0.60%         0.75%
CORE Small Cap Equity Fund           0.75%         0.85%
CORE International Equity Fund       0.75%         0.85%
Mid Cap Equity Fund                  0.75%         0.75%
Small Cap Value Fund                 1.00%         1.00%
Real Estate Securities Fund          N/A           N/A

GSFM
CORE U.S. Equity Fund                    0.59%         0.75%
Capital Growth Fund                      1.00%         1.00%

GSAMI
International Equity Fund                0.89%         1.00%
Emerging Markets Equity Fund             1.10%         1.20%
Asia Growth Fund                         0.86%         1.00%


     GSAM, GSFM and GSAMI may discontinue or modify the above limitations in the future at their discretion, although they have no current intention to do so.

     Prior to May 1, 1997, the Funds then in operation had separate investment advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements. Effective May 1, 1997, the services under such agreements were combined in the management agreement. The services required to be performed for the Funds and the combined advisory (and subadvisory, in the case of the International Equity Fund) and administration fees payable by the Funds under the former advisory (and subadvisory, in the case of the International Equity Fund) and administration agreements are identical to the services and fees under the management agreement.

     For the last three fiscal years the amounts of the combined investment advisory (and subadvisory, in the case of the International Equity Fund) and administration fees incurred by each Fund then in existence were as follows:

                                         1997              1996              1995
                                     =============     =============     =============
Balanced Fund                        $     402,183     $     193,041     $       8,858
Growth and Income Fund                   3,541,318         2,225,553           790,893
CORE U.S. Equity Fund                    1,667,381/3/        817,563/3/        693,383/2/
CORE Large Cap Growth Fund/1/                  N/A               N/A               N/A
CORE Small Cap Equity Fund/1/                  N/A               N/A               N/A
CORE International Equity Fund/1/              N/A               N/A               N/A
Capital Growth Fund                      8,697,265         9,335,745         8,724,828
Mid Cap Equity Fund/4/                     964,945           489,043               N/A
International Equity Fund                4,124,076/3/      2,794,872/2/      3,186,509/2/
Small Cap Value Fund                     2,130,703         2,908,839         3,385,899
Emerging Market Equity Fund/1/                 N/A               N/A               N/A
Asia Growth Fund                         2,221,857/3/      1,563,641/2/        553,084/2/
Real Estate Securities Fund/1/                 N/A               N/A               N/A

---------------
1    Not Operational.

2 Does not give effect to the agreement (which was not in effect during such fiscal years) by GSFM, GSAM and GSAMI to limit management fees to 0.59%, 0.89% and 0.86%, respectively of CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets.

3 Gives effect to the agreement (which was in effect as of June 15, 1995) by GSFM to limit management fees to 0.59%, 0.89% and 0.86%, respectively, of the CORE U.S. Equity, International Equity and Asia Growth Fund's average daily net assets. For the fiscal year ended January 31, 1996, had limitations not been in effect, CORE U.S. Equity Fund would have paid $1,019,639 in investment management fees. For the fiscal year ended January 31, 1997, had limitations not been in effect, CORE U.S. Equity, International Equity and Asia Growth Funds would have paid $2,119,552, $4,638,203 and $2,583,555, respectively, in investment management fees.

4    Commenced operations on August 1, 1995.

     Under the Management Agreement, each Adviser also: (i) supervises all non-advisory operations of each Fund that it advisers; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.


     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

     In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.


DISTRIBUTOR AND TRANSFER AGENT
==============================

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers") to solicit subscriptions for Class A, Class B and Class C Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares, of such Fund shares. No Class B Shares were outstanding during the fiscal years ended January 31, 1995 and 1996. No Class C Shares were outstanding during the fiscal years ended January 31, 1995, 1996 and 1997.

     Goldman Sachs retained the following commissions on sales of Class A and Class B Shares during the following periods:

                                        1997       1996      1995
                                     ==========  ========  ========

Balanced Fund                        $   94,000  $ 28,000  $ 14,000
Growth and Income Fund                  555,000   771,000   361,000
CORE U.S. Equity Fund                   380,000   108,000    58,000
CORE Large Cap Growth Fund/1/               N/A       N/A       N/A
CORE Small Cap Equity Fund/1/               N/A       N/A       N/A
CORE International Equity Fund/1/           N/A       N/A       N/A
Capital Growth Fund                     323,000   523,000   815,000
International Equity Fund             1,563,000   211,000   660,000
Small Cap Value Fund                    219,000   202,000   868,000
Emerging Market Equity Fund/1/              N/A       N/A       N/A
Asia Growth Fund                      1,397,000   507,000   829,000
Real Estate Securities Fund/1/              N/A       N/A       N/A

---------------

1    Not operational.

     Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto. For the last three fiscal years the amounts paid to Goldman Sachs by each Fund then in existence for transfer agency services performed were as follows:

                                      Class A & B          Class A         Class A
                                          1997               1996            1995
                                     ==============  ====================  ========
Balanced Fund                              $148,576        $ 72,067        $ 20,000
Growth and Income Fund                      870,527         542,671         262,158
CORE U.S. Equity Fund                       319,246         103,682         151,230
CORE Large Cap Growth Fund/1/                   N/A             N/A             N/A
CORE Small Cap Equity Fund/1/                   N/A             N/A             N/A
CORE International Equity Fund/1/               N/A             N/A             N/A
Capital Growth Fund                         908,310         549,844         694,014
International Equity Fund                   586,243         129,313         481,169
Small Cap Value Fund                        511,883         254,292         600,618
Emerging Markets Equity Fund/1/                 N/A             N/A             N/A
Asia Growth Fund                            385,114         192,097         120,000
Real Estate Securities Fund/1/                  N/A             N/A             N/A

                                         Institutional        Service        Institutional
                                            Shares            Shares            Shares
                                             1997              1997              1996
                                           ========          ========          ========
Balanced Fund/1/                           $    N/A          $    N/A          $    N/A
Growth and Income Fund                           15               488               N/A
CORE U.S. Equity Fund/2/                        N/A               N/A            11,571
CORE Large Cap Growth Fund/1/                   N/A               N/A               N/A
CORE Small Cap Equity Fund/1/                   N/A               N/A               N/A
CORE International Equity Fund/1/               N/A               N/A               N/A
Capital Growth Fund/1/                          N/A               N/A               N/A
Mid Cap Equity Fund/3/                       51,464               N/A            26,082
International Equity Fund/2/                    N/A               N/A               N/A
Small Cap Value Fund/1/                         N/A               N/A               N/A
Emerging Markets Equity Fund/1/                 N/A               N/A               N/A
Asia Growth Fund/2/                             N/A               N/A               N/A
Real Estate Securities Fund/1/                  N/A               N/A               N/A

1    Not operational.
2    Contractually set to 0.
3    Commenced operations on August 1, 1995.

          The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.


EXPENSES
========

          Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses include, without limitation, the fees payable to the Advisers, the fees and expenses payable to the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution, authorized dealer, service and administration plans, compensation and expenses of its "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer, service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

          The Investment Advisers voluntarily have agreed to reduce or limit certain "Other Expenses" (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses (and transfer agency fees in the case of each Fund other than Balanced, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Mid Cap Equity Funds) for the following funds to the extent such expenses exceed the following percentage of average daily net assets:

                                                       Other
                                                      Expenses
                                                      --------
     Balanced Fund                                     0.10%
     Growth and Income Fund                            0.11%
     CORE U.S. Equity Fund                             0.06%
     CORE Large Cap Growth Fund                        0.05%
     CORE Small Cap Equity Fund                        0.20%
     CORE International Equity Fund                    0.25%
     Mid Cap Equity Fund                               0.10%
     International Equity Fund                         0.20%
     Emerging Markets Equity Fund                      0.16%
     Asia Growth Fund                                  0.24%


     Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Adviser in its discretion at any time.

     Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Adviser's costs of performing certain accounting services not being provided by a Fund's Custodian.

     For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows:


                                       1997      1996      1995
                                     ========  ========  ========

Balanced Fund                        $319,552  $192,405  $ 95,906
Growth and Income Fund                      0         0   106,725
CORE U.S. Equity Fund                 104,833   110,581       N/A
CORE Large Cap Growth Fund/1/             N/A       N/A       N/A
CORE Small Cap Equity Fund/1/             N/A       N/A       N/A
CORE International Equity Fund/1/         N/A       N/A       N/A
Capital Growth Fund                       N/A       N/A       N/A
Mid Cap Equity Fund/2/                 72,441    85,515       N/A
International Equity Fund             144,265       N/A       N/A
Small Cap Value Fund                      N/A       N/A       N/A
Emerging Markets Equity Fund/1/           N/A       N/A       N/A
Asia Growth Fund                       50,407         0    35,905
Real Estate Securities Fund/1/            N/A       N/A       N/A

________________________________
1  Not operational.
2  Commenced operations on August 1, 1995.


CUSTODIAN AND SUB-CUSTODIANS
============================

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
==============================

     Arthur Andersen LLP, independent public accountants, 225 Franklin Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, Arthur Andersen LLP prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of a Fund, the Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities and other products or services (e.g., quotation equipment and computer related costs and expenses), advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts, effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and providing lawful and appropriate assistance to the Advisers in the performance of their decision-making responsibilities. Such services are used by the Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Advisers in providing management services for the Trust.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

     On occasions when an Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Adviser acts as investment adviser or subadviser), the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

 For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:


                                                         Total                Total          Brokerage
                                                       Brokerage            Amount of       Commissions
                                         Total        Commissions          Transaction         Paid
                                       Brokerage        Paid to             on which        to Brokers
                                      Commissions      Affiliated          Commissions       Providing
                                         Paid           Persons               Paid           Research
                                      ===========  ==================  ===================  ===========

Fiscal Year Ended
January 31, 1997:

Balanced Fund                          $   62,072  $  5,112 (8%)/1/    $ 1,057,742(15%)/2/      $     0
Growth and Income Fund                    779,396    77,587(10%)/1/      13,310,208(9%)/2/            0
CORE U.S. Equity Fund                     279,620          0(0%)/1/       6,706,824(0%)/2/            0
CORE Large Cap Growth Fund/ 3/        N/A          N/A                 N/A                  N/A
CORE Small Cap Equity Fund/ 3/        N/A          N/A                 N/A                  N/A
CORE International Equity Fund/ 3/    N/A          N/A                 N/A                  N/A
Capital Growth Fund                     1,460,140   304,052(21%)/1/      29,920,578(1%)/2/       42,039
Mid Cap Equity Fund                       364,294     22,134(6%)/1/       6,655,100(7%)/2/            0
International Equity Fund               1,529,436               0(0%)    48,059,958(0%)/2/            0
Small Cap Value Fund                      758,205     36,087(5%)/1/      16,439,842(1%)/2/            0
Emerging Markets Equity Fund/3/       N/A          N/A                 N/A                  N/A
Asia Growth Fund                        1,554,313     50,624(3%)/1/     102,609,295(4%)/2/            0
Real Estate Securities Fund/ 3/       N/A          N/A                 N/A                  N/A


                                                        Total                Total            Brokerage
                                                      Brokerage            Amount of         Commissions
                                         Total       Commissions          Transaction           Paid
                                       Brokerage       Paid to              on which         to Brokers
                                      Commissions     Affiliated          Commissions         Providing
                                         Paid          Persons                Paid            Research
                                      ===========  ================  ======================  ===========

Fiscal Year Ended
January 31, 1996:

Balanced Fund                          $   56,860  $  7,391(13%)/1/  $   29,697,202(13%)/2/           $0
Growth and Income Fund                    841,605     71,218(8%)/1/      425,040,430(9%)/2/            0
CORE U.S. Equity Fund                     121,424          0(0%)/1/      148,427,497(0%)/2/            0
CORE Large Cap Growth Fund/3 /        N/A          N/A               N/A                     N/A
CORE Small Cap Equity Fund/ 3/        N/A          N/A               N/A                     N/A
CORE International Equity Fund/ 3/    N/A          N/A               N/A                     N/A
Capital Growth Fund                     1,979,949   284,660(14%)/1/   1,034,755,196(11%)/2/            0
Mid Cap Equity Fund                       315,212    40,935(13%)/1/     142,547,552(11%)/2/            0
International Equity Fund               1,260,992     13,629(1%)/1/      359,700,166(1%)/2/            0
Small Cap Value Fund                      690,234    72,980(11%)/1/      170,616,044(6%)/2/            0
Emerging Markets Equity Fund/3 /      N/A          N/A               N/A                     N/A
Asia Growth Fund                        1,676,525      3,778(0%)/1/      247,662,049(2%)/2/            0
Real Estate Securities Fund/ 3/       N/A          N/A               N/A                     N/A


                                                        Total               Total           Brokerage
                                                      Brokerage           Amount of        Commissions
                                         Total       Commissions         Transaction          Paid
                                       Brokerage       Paid to             on which        to Brokers
                                      Commissions     Affiliated         Commissions        Providing
                                         Paid          Persons               Paid           Research
                                      ===========  ================  ====================  ===========

Fiscal Year Ended
January 31, 1995:

Balanced Fund                          $    9,652  $  1,522(16%)/1/  $  7,216,224(10%)/2/           $0
Growth and Income Fund                    637,080    77,404(12%)/1/    468,165,610(7%)/2/            0
CORE U.S. Equity Fund                     119,192          0(0%)/1/     99,616,396(0%)/2/            0
CORE Large Cap Growth Fund/3/         N/A          N/A               N/A                   N/A
CORE Small Cap Equity Fund/ 3/        N/A          N/A               N/A                   N/A
CORE International Equity Fund/ 3/    N/A          N/A               N/A                   N/A
Capital Growth Fund                     1,427,413   273,076(19%)/1/   786,135,073(13%)/2/            0
Mid Cap Equity Fund                   N/A          N/A               N/A                   N/A
International Fund                      1,799,525          0(0%)/1/    546,364,113(0%)/2/            0
Small Cap Value Fund                      555,667     23,137(4%)/1/    392,235,715(2%)/2/            0
Emerging Markets Equity Fund/3/       N/A          N/A               N/A                   N/A
Asia Growth Fund                        1,002,148     67,754(7%)/1/    171,880,775(2%)/2/            0
Real Estate Securities Fund/ 3/       N/A          N/A               N/A                   N/A

----------------------------

1    Percentage of total commissions paid.
2 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
3    Not operational.

During the fiscal year ended January 31, 1997, the Trust acquired and sold securities of its regular broker-dealers: all brokers below and JP Morgan. As of January 31, 1997, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands):

Fund                       Broker/Dealer    Amount
------------------------  ----------------  -------

Balanced Fund             Bear Stearns      $ 6,679
                          Lehman Brothers     2,098
                          Chase Securities      490

Growth and Income Fund    Chase Securities  $ 6,003
                          Lehman Brothers    11,099
                          Bear Stearns       19,457

Core US Equity Fund       Chase Securities    1,193
                          Smith Barney        6,439
                          Merrill Lynch       4,423
                          Morgan Stanley      2,188
                          Salomon Brothers    4,249
                          Bear Stearns        2,614
                          Lehman Brothers       659

Capital Growth Fund       Bear Stearns       13,286
                          Lehman Brothers     3,349

Mid Cap Equity Fund       Lehman Brothers     2,151
                          Bear Stearns        2,977

Small Cap Value Fund      Bear Stearns       12,052
                          Lehman Brothers     3,038


                                NET ASSET VALUE

          Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class.
All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

          In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

          Portfolio securities of the Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the National Association of

Securities Dealers Automated Quotations System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) debt securities will be valued using a pricing service approved by the Trustees if such prices are believed by the investment adviser to accurately represent market value; (c) overnight repurchase agreements will be valued by the investment adviser at cost; (d) term repurchase agreements (i.e., those whose maturity exceeds seven days) and interest rate swaps, caps, collars and floors will be valued at the average of the bid quotations obtained daily from at least two dealers or, for term repurchase agreements, recognized counterparties; (e) debt securities with a remaining maturity of 60 days or less are valued by the investment adviser at amortized cost, which the Trustees have determined to approximate fair value; (e) spot and forward foreign currency exchange contracts will be valued using a pricing service such as Reuters then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (g) exchange-traded options and futures contracts will be valued by the custodian bank at the last sale price on the exchange where such contracts and options are principally traded; and (h) over-the-counter options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank; and (i) all other securities, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate; will be valued at fair value as stated in the valuation procedures which were approved by the Board of Trustees. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation. If accurate quotations are not readily available, such contracts will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank. If broker quotes are used, the portfolio manager/trader will identify one independent unaffiliated broker from whom the custodian bank will obtain prices daily and another independent unaffiliated broker from whom the custodian bank will obtain quotes at least weekly. The custodian bank will promptly notify the portfolio manager/trader and a member of the GSAM Valuation Committee or a designee thereof of any deviations equal to or greater than 3% between the weekly quote and the daily quotes for the date that the weekly quotes were obtained. The investment adviser will promptly provide instructions to the custodian bank. For all brokers used in this process, the custodian bank will send a letter to the broker furnishing the quotation.

          Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's calculation of net asset values unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

          The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.


                            PERFORMANCE INFORMATION

          A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

          Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

          The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

          Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

          Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The following table indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

          Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

          From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Consumer's Digest, Consumer's Report, Investors Business Daily, The New York Times, Kiplinger's Personal Finance Magazine, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements; (j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000 Index - Total Return; (o) Russell 1000 Growth Index-Total Return; (p) the Value-Line Composite-Price Return; (q) the Wilshire 4500 Index; (r) the FT-Actuaries Europe and Pacific Index, and (s) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley including (EAFE), and the Morgan Stanley Capital International Combined Asia ex Japan Free Index, the Morgan Stanley Capital International Emerging Markets Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (t) the FT-Actuaries Europe and Pacific Index; (u) CDA/Wiesenberger Investment Companies Services or Wiesenberger Investment Companies Service; (v) The Goldman Sachs Commodities Index; and (w) information produced by Micropal, Inc.. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

          Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:


     . cost associated with aging parents;

     . funding a college education (including its actual and estimated cost);

     . health care expenses (including actual and projected expenses);

     . long-term disabilities (including the availability of, and coverage provided by, disability insurance);

     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

     . asset allocation strategies and the benefits of diversifying among asset classes;

     . the benefits of international and emerging market investments;

     . the effects of inflation on investing and saving;

     . the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

     . measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

     . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

     . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

     . total stock market capitalizations of specific countries and regions on a global basis;

     . performance of securities markets of specific countries and regions; and

     . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

     The CORE Large Cap Growth Fund was organized on May 1, 1997 and has no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, the Fund has adopted the adjusted performance record of a separate account managed by the Advisers for periods prior to the Funds' commencement of operations which converted into Class A Shares as of the commencement date. Any quotation of performance data of this Fund relating to this period will include the adjusted performance record of the applicable separate account. The performance record of the separate account quoted by the Fund have been adjusted downward based on the expenses applicable to Class A Shares (the class into which the separate account transferred) to reflect the expenses expected to be incurred by the Fund as stated in the expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Authorized Dealer Service Plans) imposed and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to May 1, 1997, the separate account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, the separate account was not registered as an investment company under the Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the Act. If the separate account had been registered as an investment company under the Act, the separate account's performance may have been adversely affected by such restrictions and requirements. On May 1, 1997, the separate account transferred a portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the separate account

(based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                                                                                                 Assuming no
                                                                                                 voluntary waiver
                                                                                                 of fees and no
                                                                                                 expense reimburse-
                                                                                                 ments
                                                                             --------------------------------------
                                                                              Assumes   Assumes   Assumes   Assumes
                                                                             5.5% sales no sales 5.5% sales no sales
Fund                       Class          Time Period                           charge   charge   charge     charge
-------------------------  -------------  ----------------------------------     -----    -----    -----    -------

Balanced Fund              A              10/12/94-1/31/97 - Since inception     17.41%   20.32%   15.50%   18.27%
Balanced Fund              A              2/1/96-1/31/97 - One year              12.07%   18.59%   11.22%   17.69%
Balanced Fund              B              5/1/96-1/31/97 - Since inception*        N/A    16.22%     N/A    15.79%

Growth and Income          A              2/5/93-1/31/97 - Since inception       17.31%   18.98%   16.50%   18.17%
Growth and Income          A              2/1/96-1/31/97 - One year              21.39%   28.42%   21.13%   28.14%
Growth and Income          B              5/1/96-1/31/97 - Since inception*        N/A    22.23%     N/A    22.23%
Growth and Income          Institutional  6/3/96-1/31/97 - Since inception*        N/A    20.77%     N/A    20.77%
Growth and Income          Service        3/6/96-1/31/97 - Since inception*        N/A    23.87%     N/A    23.87%

CORE U.S. Equity           A              5/24/91-1/31/97 - Since inception      13.54%   14.67%   13.25%   14.38%
CORE U.S. Equity           A              2/1/92-1/31/97 - Five year             13.99%   15.29%   13.70%   15.00%
CORE U.S. Equity           A              2/1/96-1/31/97 - One year              16.98%   23.75%   16.69%   23.44%
CORE U.S. Equity           B              5/1/96-1/31/97 - Since inception*        N/A    18.59%     N/A    18.47%
CORE U.S. Equity           Institutional  6/15/95-1/31/97 - Since inception        N/A    28.04%     N/A    27.74%
CORE U.S. Equity           Institutional  2/1/96-1/31/97 - One year                N/A    24.63%     N/A    24.39%
CORE U.S. Equity           Service        6/7/96-1/31/97 - Since inception*        N/A    15.92%     N/A    15.71%

CORE Large Cap Growth      A               11/1/91-7/31/97 - Since inception     21.00%   22.23%     N/A   N/A
CORE Large Cap Growth      A                      6/1/92-7/31/97 - Five year     23.44%   24.74%     N/A   N/A
CORE Large Cap Growth      A                      6/1/96-7/31/97 - One year      46.72%   55.50%     N/A   N/A

CORE Large Cap Growth      B              5/1/97-7/31/97 - Since inception*        N/A    19.40%     N/A   N/A

CORE Large Cap Growth      Institutional  11/1/91-7/31/97 - Since inception        N/A    22.23%     N/A   N/A
                           Institutional  6/1/92-7/31/97  - Five year              N/A    24.74%     N/A   N/A
                           Institutional  6/31/96-7/31/97 - One Year               N/A    55.50%     N/A   N/A

CORE Large Cap Growth      Service        5/1/97-7/31/97 - Since inception*        N/A    19.40%     N/A   N/A

Capital Growth             A              4/20/90-1/31/97 - Since inception      15.57%   16.54%   15.24%   16.21%
Capital Growth             A              2/1/92-1/31/97 - Five year             15.42%   16.73%   15.14%   16.44%



                                                                                     Assuming no voluntary
                                                                                     waiver of fees and no
                                                                                     expense reimbursements
                                                                             -------------------------------------
                                                                               Assumes  Assumes   Assumes   Assumes
                                                                             5.5% sales no sales 5.5% sales no sales
Fund                       Class          Time Period                           charge   charge   charge     charge
-------------------------  -------------  ----------------------------------     -----    -----    -----    -------

Capital Growth             A              2/1/96-1/31/97 - One year              19.04%   25.97%   18.75%   25.66%
Capital Growth             B              5/1/96-1/31/97 - Since inception*        N/A    19.39%     N/A    19.39%

Mid Cap Equity             Institutional  8/1/95-1/31/97 - Since inception         N/A    21.65%     N/A    21.55%
Mid Cap Equity             Institutional  2/1/96-1/31/97 - One year                N/A    25.63%     N/A    25.55%

International Equity       A              12/1/92-1/31/97 - Since inception       9.66%   11.15%    9.40%   10.90%
International Equity       A              2/1/96-1/31/97 - One year               7.26%   13.48%    7.05%   13.26%
International Equity       B              5/1/96-1/31/97 - Since inception*        N/A     2.83%     N/A     2.75%
International Equity       Institutional  2/7/96-1/31/97 - Since inception*        N/A    12.53%     N/A    12.38%
International Equity       Service        3/6/96-1/31/97 - Since inception*        N/A    10.42%     N/A    10.28%

Small Cap Value            A              10/22/92-1/31/97- Since inception      12.12%   13.61%   11.79%   13.28%
Small Cap Value            A              2/1/96-1/31/97 - One year              20.27%   27.28%   19.98%   26.97%
Small Cap Value            B              5/1/96-1/31/97 - Since inception*        N/A     5.39%     N/A     5.39%

Asia Growth                A              7/8/94-1/31/97 - Since inception        4.46%    6.78%    4.15%    6.47%
Asia Growth                A              2/1/96-1/31/97 - One year              -6.44%   -1.01%   -6.59%   -1.17%
Asia Growth                B              5/1/96-1/31/97 - Since inception *       N/A    -6.02%     N/A    -6.06%
Asia Growth                Institutional  2/2/96-1/31/97 - Since inception *       N/A    -1.09%     N/A    -1.24%
--------------------------

All returns are average annual total returns.
* Represents an aggregate total return (not annualized) since this class has not completed a full twelve months of operations.

          From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

          The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

          In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

          A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

          Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return with respect to each class of shares of a Fund will differ.


                              SHARES OF THE TRUST

          The Funds were reorganized from series of a Maryland corporation as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997, on April 30, 1997.

          The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series
in respect of assets specifically allocated to such class or series.   The
Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of the Funds into five classes: Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares.

          Each Institutional Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by Class A, Class B or Class C Shares than Institutional and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. Currently, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privilege" in the Prospectus.

          Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the institution's customers.

          Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.

          Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares.

          Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

          Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

          It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund.
Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

          Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

          When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

          As of July 24, 1997, State Street Bank & Trust Company as Trustee (GS Profit Sharing Master Trust), Attn. Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992, was recordholder of 95.80% of Mid

Cap Equity Fund's outstanding shares; Fluor Corporation, Master Retirement Trust, Bankers Trust as Trustee, 3353 Michelson Drive, Irvine, CA 92698-0010 was recordholder of 64.71% and GS & Co. FBO William C. Strutt IRA, 455 Coconut Palm Road, Vero Beach, FL 32963-3710 was recordholder of 5.36% of CORE Large Cap Growth Fund's outstanding shares; State Street Bank and Trust Company as Trustee for Goldman Sachs Profit Sharing Master Trust, Attention: Louis Pereira, P.O. Box 1992, Boston, MA 02105-1992 was recordholder of 12.27% and Marine Midland Bank as Trustee for Mark IV Ind. & Subs Employees Retirement Income Fund, P.O. Box 1329, Attention: Mutual Fund Processing, Buffalo, NY 14240-1329 was recordholder of 7.30% of CORE U.S. Equity Fund's outstanding shares; Frontier Trust Co., FBO Dade County Public Schools, Attention: Agnes R. McMurray; 1720 S. Gadsden Street, Tallahassee, FL 32301-5547 was recordholder of 5.22% and Trukan and Co., Attention: K. Ufford, P.O. Box 3699, Wichita, KS 67201-3699 was recordholder of 5.15% of Balanced Fund's outstanding shares; The Goldman Sachs Group LP, Attention: Elaine King, 85 Broad Street, New York, New York 10004, was recordholder of 63.63% of CORE Small Cap Equity Fund and 85.42% of CORE International Equity Fund's outstanding shares.

          Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

          The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees (this method of voting being referred to as "dollar based voting"). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

          The Declaration of Trust provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (ii) not to have acted in good faith in the reasonable belief that such person's actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising form such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

          The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class;

or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any successor series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

          The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or their organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

          The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would affect the voting rights of shareholder, (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Declaration of Trust; or (iv) that the Trustees determine to submit to shareholders.

          The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Trust Instrument with respect to any other series or class.

SHAREHOLDER AND TRUSTEE LIABILITY

          Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

          In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

          The Declaration of Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                                    TAXATION

          The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.


GENERAL
=======

          Each Fund is a separate taxable entity. CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Real Estate Securities and Emerging Markets Equity Funds each intend to elect and each other Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.


          Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"); and (b) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

          If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

          In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31,

1997 of capital loss carry forwards expiring in 2002, 2003, and 2004, respectively, for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.


          Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

          Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund.
Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund's dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder's tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

          A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

          Each Fund (other than CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

          If the CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds make this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

          If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

          Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

          If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

          Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

          Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporations. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by CORE International Equity, International Equity, Asia Growth and Emerging Markets Equity Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

          Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

TAXABLE U.S. SHAREHOLDERS - SALE OF SHARES
==========================================

          When a shareholder's shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise short-term, subject to the rules described below. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

          Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

          The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by CORE International Equity, International Equity, Emerging Markets Equity or Asia Growth Funds to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

          Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

          Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

          Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

          The audited financial statements and related Reports of Independent Public Accountants, contained in the 1997 Annual Report of each of the Funds (except CORE Large Cap Growth Fund), are incorporated herein by reference into this Additional Statement and attached hereto. Unaudited financial statements for the CORE Large Cap Growth Fund for the period ended July 31, 1997 are also attached hereto and incorporated by reference into this Statement of Additional Information. No other part of the Annual or Semi-Annual Report is incorporated by reference herein.

                               OTHER INFORMATION

          Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

          The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.

          The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

          Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

  We are pleased to have the opportunity to discuss the performance and holdings of the Goldman Sachs Mid-Cap Equity Fund for the 12 months ended January 31, 1997. The U.S. equity market rewarded investors with excellent returns once again in 1996, with the Goldman Sachs Mid-Cap Equity Fund outperforming its benchmark by a wide margin during the period under review. To help put the fund's performance in perspective, we will also provide a brief overview of the economic and investment environment.

OBJECTIVE AND INVESTMENT APPROACH

  The Goldman Sachs Mid-Cap Equity Fund seeks long-term capital growth primarily by investing at least 65% of its total assets in equities with market capitalizations of between $500 million and $7 billion at the time of investment. However, the fund currently intends to emphasize investments in companies with market capitalizations of under $5 billion at the time of investment. The fund is managed with a value style, which means we focus on companies whose stocks we believe are inexpensive relative to their expected long-term earnings growth and their asset value. Investments may include well-known companies that are temporarily out of favor due to cyclical economic conditions or are experiencing near-term difficulties the portfolio managers judge to be temporary in nature. In-depth fundamental research of a company's financial structure, its competitive position in the market and its management's commitment to increasing shareholder value are all critical parts of the fund's investment approach. Though we are not sector investors, we closely monitor the fund's sector and industry exposures compared with the benchmark in an effort to avoid unintentional over- or underweightings.

MID-CAPS PERFORMED WELL, BUT LAGGED LARGE-CAPS

  The U.S. stock market surged to record levels during the period under review, rising an impressive 26.3% (as measured by the Standard & Poor's 500 stock index). After a run-up from January through mid-February, market volatility notably increased, as investor sentiment vacillated between two contradictory concerns. With some economic news, investors feared that the economy was growing too quickly, making higher inflation a possibility, while other news caused them to worry that the economy was slowing, putting earnings at risk. In May, investors briefly overcame their fears and sent the market higher, but their concerns quickly reemerged and caused the market to settle into another choppy trading range that culminated in a sharp sell-off in July. However, stock prices rebounded throughout the second half of the period, as investors became more confident that the environment of low inflation, moderate economic growth and healthy corporate earnings would persist. Though small-cap stocks led the market during the first half of the year, the post-July rally was dominated by a handful of large-cap, growth companies.

  During the period, the mid-cap sector of the stock market recorded a total return of 20.9% (as measured by the Russell Midcap index), lagging its larger peers but slightly outperforming small-cap stocks, which rose 19.0% (as measured by the Russell 2000 index). The divergence between the performance of the different stock capitalizations was primarily a reflection of investors "flight to quality" in the uncertain market, with investors favoring large-cap growth companies that were highly liquid.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND (cont'd)
--------------------------------------------------------------------------------

ECONOMIC GROWTH REBOUNDED AFTER A WEAK START, THEN MODERATED

  When the period began, lackluster consumer spending, harsh winter weather and the General Motors strike restrained economic growth. Despite these adverse conditions, the economy advanced faster than expected, with first-quarter real GDP growth reported at 2.0% (annualized). Momentum accelerated even more dramatically during the second quarter, as industrial activity, automobile sales and home sales all showed significant improvement. As a result, second-quarter GDP rose a robust 4.7% (annualized), its highest rate in two years.

  The economy's torrid growth cooled markedly during the third quarter, with annualized real GDP slowing to 2.1%, largely due to lackluster consumer spending and a widening U.S. trade deficit. This slowdown proved to be temporary, however, as a wide range of economic reports pointed toward renewed strength from October through December. Fourth-quarter real GDP growth was revised to 3.9% (annualized), reflecting a narrowing trade deficit, rising consumer spending and accelerating manufacturing activity. In January 1997, the economic data suggested that the economy's advance was continuing. Despite firm growth, underlying inflation remained surprisingly mild. For all of 1996, consumer prices rose only 2.9%.

  The U.S. Federal Reserve cut the Federal funds rate by 25 basis points in January 1996, just prior to the start of the period. Though stronger than expected growth shifted investor expectations from further Federal Reserve interest rate cuts to potential tightening, the Fed then left rates unchanged. As of January 31, 1997, the Federal funds rate remained at 5.25%.

PERFORMANCE REVIEW: STRONG OUTPERFORMANCE, LED BY OUR TECHNOLOGY, FINANCIAL AND ENERGY STOCKS

  For the 12-month period ended January 31, 1997, the Goldman Sachs Mid-Cap Equity Fund had a total return of 25.63% based on net asset value, significantly outperforming the 20.90% total return of the fund's benchmark, the Russell Midcap Index. We are also pleased to note that the fund fared very well compared with its peers. For the 12-month period ended January 31, 1997, the fund ranked within the top 20% of the Lipper mid-cap fund category (30th of 157), according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

  The fund's strong results came primarily during the second half of the period, and can be attributed to successful stock selection. The best performing stocks came from a wide range of sectors, with technology, financial and energy-related investments performing particularly well. In addition, the fund benefited from several of its positions in consumer nondurables, a sector that had been underweighted early in the period and subsequently increased.

  The fund's top performers included a number of manufacturers of computer-related components. For example, we took advantage of the slump in technology stocks in early 1996 by establishing a position in TERADYNE, INC., a manufacturer of semiconductor testing equipment, at an extremely inexpensive price. The stock then rebounded much faster than we anticipated in advance of the turnaround of the semiconductor cycle. Other successful holdings in the sector were the best performing initial public offering of 1996, CYMER, INC., a producer of excimer lasers used to etch semiconductors, and SEAGATE TECHNOLOGY, INC., the world's largest independent disk-drive maker. Seagate Technology spent much of the past year

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND (cont'd)
--------------------------------------------------------------------------------

integrating its acquisition of Conner Peripherals, Inc., which gave it a dominant market share and made it the most vertically integrated hard disk-drive manufacturer. By the end of the period, we sold the fund's position in Cymer and reduced Teradyne and Seagate Technology as they appreciated and became less undervalued.

  In the financial sector, several of our bank and insurance holdings performed extremely well. Bank stocks included GREENPOINT FINANCIAL CORP., which reported strong demand for its "no-documentation" and "low-documentation" mortgages; REPUBLIC BANK OF NEW YORK CORP., which achieved an earnings improvement due to better than expected revenues and non-interest expense control; and STANDARD FED BANCORPORATION, a Michigan-based thrift that is in the process of being acquired, which we sold after it reached our target price. In the insurance industry, OLD REPUBLIC INTERNATIONAL CORP. enhanced shareholder value in a slow premium growth environment by improving its capital management, which included a stock buyback program; USLIFE CORP. surged amid takeover speculation, and ALLMERICA FINANCIAL CORP. announced a restructuring that would combine its four units.

  The fund also benefited from several of its energy and consumer nondurable investments. TOSCO CORP., an oil refiner and distributor, continued to consolidate its market position through an ambitious acquisition strategy, and LONG ISLAND LIGHTING CO., a New York-based utility, agreed to be acquired by Brooklyn Union Gas Co. at a very attractive price. In the consumer nondurable sector, SUNBEAM CORP., a leading consumer products company, surged due to the aggressive restructuring program initiated by its new CEO; and FRUIT OF THE LOOM, INC. performed well due to increased investor recognition of its ability to improve future cash flow.

DIFFICULT INDUSTRY CONDITIONS IMPACTED SEVERAL HOLDINGS

  Fund holdings that did not fulfill our expectations included several companies that were affected by difficult industry conditions. These included GEON CORP., VISHAY INTERTECHNOLOGY, INC. and STONE CONTAINER CORP., which all suffered when their respective businesses -- chemicals, electronic capacitors, and pulp and paper products -- came under pressure due to increased competition and overcapacity. Another disappointment was CENTRAL MAINE POWER CO., which was impacted by continuing uncertainty in the regulatory environment for electric utilities. We believe that the market has overreacted to the short-term problems facing these companies and the fund continued to hold them as of the end of the period.

NEW INVESTMENTS ADDED DIVERSIFICATION

  After many holdings performed extremely well and were sold upon reaching our price targets, we initiated several new investments that we determined were very undervalued. These included two stocks that were among the fund's 10 largest positions as of the end of the period under review: INTERNATIONAL MULTIFOODS CORP. and UNICOM CORP. International Multifoods Corp., a distributor of specialty foods, has a relatively low valuation, a high degree of operating leverage and new management that is expected to improve profitability, particularly in its vending distribution business. Unicom Corp., an electric utility that operates 12 nuclear units at six sites, generates excess capital and, unlike many other electric utilities, has no utility power purchase problems. We established a position after its stock price declined due to a mandated increase in spending on operations and maintenance, an issue that management believes will not impair the company's long-term prospects.

  We established a major position in PERRIGO CO., the largest manufacturer of store-brand health and

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND (cont'd)
--------------------------------------------------------------------------------

beauty aids, over-the-counter pharmaceuticals and nutritional products. We expect Perrigo to benefit from stricter cost controls as well as its "over-the-counter switch" business, where it produces drugs that are equivalent to brand-name products after the original drug patents expire. These products are a significant new source of revenues because they command higher margins and have higher unit growth. Another new position was IMATION CORP., a spin-off of 3M Co., which manufactures products for data storage, printing and publishing, medical imaging and photography. Imation has a strong balance sheet and is using the cash flow generated by its older businesses to develop new products such as high-capacity disks.

  We significantly increased the fund's existing position in THIOKOL CORP., a defense/aerospace company that has a debt-free balance sheet, trades at a very low earnings multiple and is reducing its dependence on the federal government. As part of this strategy, Thiokol formed a joint venture to manufacture components for commercial aircraft, which will enable it to benefit from an expected upturn in the aircraft cycle.


                                 TOP 10 EQUITY HOLDINGS AS OF JANUARY 31, 1997

COMPANY                                    LINE OF BUSINESS             PERCENTAGE OF TOTAL NET ASSETS
Thiokol Corp.                      Defense/Aerospace                                             3.0%
Shopko Stores, Inc.                Discount Retailer                                             2.5%
Goodyear Tire & Rubber Co.         Tire and Rubber Products                                      2.5%
Republic Bank of New York Corp.    Bank                                                          2.5%
Long Island Lighting Co.           Electric Utilities                                            2.5%
International Multi-foods Corp.    Food Distributor                                              2.4%
Avnet, Inc.                        Electronic Components Distributor                             2.4%
USLife Corporation                 Insurance                                                     2.4%
Unicom Corp.                       Utility                                                       2.4%
Owens-Illinois, Inc.               Packaging                                                     2.4%

OUTLOOK
  As of this writing, we believe the stock market, in general, is somewhat overvalued. Though we still expect the market to achieve positive results in 1997, its returns are unlikely to match the strong returns of 1995 or 1996. Despite the expensive market, the fund's current holdings are attractively valued and we expect them to continue to perform well. We intend to continue to utilize extensive fundamental research to identify attractive, undervalued stocks with solid long-term prospects.


Sincerely,

/s/ Eileen A. Aptman
Eileen A. Aptman
Portfolio Manager


/s/ Ronald E. Gutfleish
Ronald E. Gutfleish
Portfolio Manager

U.S. Active Equity Value
March 3, 1997

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

The following graph shows the value, as of January 31, 1997, of a $1,000,000 investment made on the inception date of the Fund. For comparative purposes, the performance of the Fund's benchmark (the Russell Midcap Index ("Russell Midcap")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.


                            (dollars in thousands)


                          [LINE GRAPH APPEARS HERE]


                              GS MIDCAP    RUSSELL MIDCAP

             8/1/95             $1,000         $1,000
            1/31/96             $1,069         $1,094
            1/31/97             $1,344         $1,523





                  Average Annual Total Return
              -----------------------------------
                      One Year      Since Inception
                                          (a)
              -----------------------------------
Institutional            25.63%          21.65%
 Shares



(a)  Institutional shares commenced operations on August 1, 1995.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS
January 31, 1997

Shares                     Description              Value
-------------------------------------------------------------
Common Stocks--96.5%
Airlines--2.0%
102,400           Continental Airlines,           $ 2,867,200
                  Inc.*
-------------------------------------------------------------
APPLIANCE MANUFACTURER--1.8%
95,300            Sunbeam Corp., Inc.               2,644,575
-------------------------------------------------------------
AUTO--ORIGINAL EQUIPMENT MANUFACTURER--0.7%
48,500            Exide Corp.                       1,091,250
-------------------------------------------------------------
BANKS--4.1%
27,600            Greenpoint Financial Corp.        1,504,200
40,700            Republic Bank of New York         3,607,038
                  Corp.
14,800            Unionbancal Corp.                   791,800
                                                    5,903,038
-------------------------------------------------------------
CHEMICALS--COMMODITY--1.2%
94,600            Geon Co.                          1,773,750
-------------------------------------------------------------
COMPUTERS AND PERIPHERALS--3.2%
124,300           Decisionone Corp.                 2,175,250
48,000            Seagate Technology, Inc.*         2,472,000
                                                    4,647,250
-------------------------------------------------------------
CONSUMER STAPLES--1.8%
56,135            Block Drug Company, Inc.          2,638,345
-------------------------------------------------------------
DEFENSE--3.0%
76,600            Thiokol Corp.                     4,289,600
DEPARTMENT STORES--2.5%
228,000           Shopko Stores, Inc.               3,619,500
-------------------------------------------------------------
ELECTRIC UTILITIES--8.6%
242,100           Central Maine Power Co.           2,693,362
38,500            CMS Energy Corp.                  1,289,750
158,100           Long Island Lighting Co.          3,596,775
147,500           Niagara Mohawk Power              1,493,437
                  Corp.*
145,900           Unicom Corp.                      3,446,888
                                                   12,520,212
-------------------------------------------------------------
FOOD--4.1%
161,900           Chiquita Brands                   2,367,788
                  International, Inc.
197,000           International Multifoods          3,546,000
                  Corp.
                                                    5,913,788
-------------------------------------------------------------
FOREST PRODUCTS--2.7%
31,000            Georgia-Pacific Corp.             2,282,375
130,000           Stone Container Corp.             1,755,000
                                                    4,037,375
-------------------------------------------------------------
HEALTHCARE MANAGEMENT--4.8%
57,800            Health Systems                    1,495,575
                  International, Inc.*
104,900           Horizon CMS Healthcare            1,442,375
                  Corp.
126,400           Tenet Healthcare Corp.*           3,412,800
33,000            Trigon Healthcare Inc.              585,750
                                                    6,936,500
-------------------------------------------------------------
HOME BUILDERS--3.1%
46,000            Centex Corp.                      1,794,000
104,600           Lennar Corp.                      2,784,975
                                                    4,578,975
-------------------------------------------------------------
INSURANCE--LIFE--3.8%
36,900            Reliastar Financial Corp.         2,047,950
84,700            US Life Corp.                     3,472,700
                                                    5,520,650
-------------------------------------------------------------

Shares                    Description            Value
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE--PROPERTY AND CASUALTY--3.8%
90,100             Allmerica Financial Group      $ 3,299,912
84,300             American States Financial        2,223,413
                   Corp.*
                                                    5,523,325
-------------------------------------------------------------
INSURANCE BROKERS--1.5%
80,900             Old Republic                     2,174,187
                   International
                   Corp.
-------------------------------------------------------------
INVESTMENT BROKERS AND MANAGERS--1.0%
44,300             Lehman Brothers Holdings,        1,400,987
                   Inc.
-------------------------------------------------------------
LOGISTICS/TRUCKING--1.9%
106,800            Consolidated Freightways,        2,710,050
                   Inc.
-------------------------------------------------------------
LEISURE--2.1%
115,300            Royal Caribbean Cruise           3,041,038
                   Lines
-------------------------------------------------------------
MACHINERY--0.9%
22,400             Tecumseh Products, Inc.          1,293,600

MEDIA--1.2%
 76,200            Carmike Cinemas                  1,809,750
-------------------------------------------------------------
MEDICAL--2.5%
     68,800        Owens and Minor, Inc.              705,200
     272,700            Perrigo Co.                 2,897,438
                                                    3,602,638
-------------------------------------------------------------
OIL REFINING AND MARKETING--5.5%
59,400             Ashland Inc.                     2,561,625
34,600             Tosco Corp.                      3,062,100
71,700             Valero Energy Corp.              2,419,875
                                                    8,043,600
-------------------------------------------------------------
PACKAGING--2.4%
144,000            Owens-Illinois Inc.*             3,420,000
-------------------------------------------------------------
RECREATIONAL PRODUCTS--1.7%
149,300            Outboard Marine Corp.            2,482,112

RESTAURANTS--1.8%
369,800            Darden Restaurants               2,681,050
-------------------------------------------------------------
SEMICONDUCTORS AND ELECTRONICS--7.8%
56,600             Avnet, Inc.                      3,502,125
98,000             Imation Corp.                    2,854,250
69,200             Silicon Valley Group,            1,859,750
                   Inc.*
124,250            Vishay Intertechnology,          2,997,531
                   Inc.*
                                                   11,213,656
-------------------------------------------------------------
SOFTWARE--1.4%
62,900             Autodesk, Inc.                   1,989,213
-------------------------------------------------------------
STEEL--1.8%
63,600             AK Steel Holding Corp.           2,559,900
-------------------------------------------------------------
                   SUPERMARKETS--1.9%
168,800            Fleming Companies, Inc.          2,721,900
                   TECHNOLOGY CAPITAL GOODS--1.9%
91,700             Teradyne, Inc.*                  2,831,238
-------------------------------------------------------------
TEXTILES--4.1%
141,100            Angelica Corp.                   2,698,537
82,300             Fruit of the Loom, Inc.*         3,302,287
                                                    6,000,824
-------------------------------------------------------------
                   TIRE AND OTHER RELATED
                   RUBBER PRODUCTS--2.5%
66,200             Goodyear Tire & Rubber Co.       3,607,900
-------------------------------------------------------------
TOBACCO--1.4%
67,000             Universal Corp.                  2,077,000
-------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $118,250,113)        $  140,165,976
-------------------------------------------------------------

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (continued)
January 31, 1997


Principal Amount
                                    Interest Rate     Maturity Date        Value
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.8%
Joint Repurchase Agreement Account
$4,100,000                                    5.63%          02/03/97  $  4,100,000
-----------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost $4,100,000)                                                      $  4,100,000
TOTAL INVESTMENTS (COST $122,350,113)**                                $144,265,976
-----------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which value exceeds cost
                                                                       $ 27,053,378
 Gross unrealized loss for investments in which cost exceeds value
                                                                         (5,196,819)
-----------------------------------------------------------------------------------
 Net unrealized gain                                                   $ 21,856,559
-----------------------------------------------------------------------------------

*   Non-income producing security.
**  The aggregate cost for federal income tax purposes is $122,409,417.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
January 31, 1997


ASSETS:
Investment in securities, at value (identified cost               $144,265,976
 $122,350,113)
Cash                                                                    31,121
Receivables:
    Fund shares sold                                                    87,576
    Investment securities sold                                       4,552,534
    Dividends and interest                                              56,999
Deferred organization expenses, net                                     60,056
Other assets                                                            10,218

TOTAL ASSETS                                                       149,064,480

LIABILITIES:
Payables:
    Investment securities purchased                                  3,687,585
    Investment advisory fees                                            71,762
    Administration fees                                                 18,370
    Transfer agent fees                                                  4,807
Accrued expenses and other liabilities                                  28,626

TOTAL LIABILITIES                                                    3,811,150

NET ASSETS:
Paid-in capital                                                    115,859,949
Distributions in excess of net investment income                       (25,142)
Accumulated undistributed net realized gain on investment and        7,502,660
 option transactions
Net unrealized gain on investments                                  21,915,863

NET ASSETS                                                        $145,253,330

Total shares of beneficial interest outstanding, $.001 par           7,755,774
 value (50,000,000 shares authorized)
Net asset value, offering and redemption price per share (net           $18.73
 assets/shares outstanding)


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended January 31, 1997

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends                                 $ 2,631,906
Interest                                      188,358
TOTAL INCOME                                2,820,264
-----------------------------------------------------
EXPENSES:
Investment adviser fees                       771,956
Administration fees                           192,989
Professional fees                              68,906
Transfer agent fees                            51,464
Custodian fees                                 29,506
Amortization of deferred organization          17,213
 expenses
Directors' fees                                 2,234
Other                                          31,778
-----------------------------------------------------
TOTAL EXPENSES                             $1,166,046
Less Expenses reimbursable by Goldman         (72,441)
 Sachs

NET EXPENSES                                1,093,605
NET INVESTMENT INCOME                       1,726,659
-----------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENT AND OPTION TRANSACTIONS:
Net realized gain on investment            13,627,039
 transactions
Net realized gain on options written           40,466
Net change in unrealized gain on           14,749,074
 investments
-----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON        28,416,579
 INVESTMENT AND OPTION TRANSACTIONS
-----------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING      $30,143,238
 FROM OPERATIONS
-----------------------------------------------------



The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding throughout Each Period


--------------------------------------------------------------------------------


                                                    FOR THE                                 FOR THE
                                                  YEAR ENDED                              PERIOD ENDED
                                               JANUARY 31, 1997                       JANUARY 31, 1996 (A)
                                        ----------------------------             ---------------------------
FROM OPERATIONS:
Net investment income                                   $  1,726,659                            $  1,088,855
Net realized gain on investment                           13,627,039                                 547,655
 transactions
Net realized gain (loss) on options                           40,466                                 (83,442)
 written
Net change in unrealized gain on                          14,749,074                               7,166,789
 investments
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                            30,143,238                              8,719,857
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                (1,837,675)                               (986,293)
In excess of net investment income                           (25,142)                                    ---
From net realized gains                                   (6,629,058)                                    ---
Total distributions to shareholders                       (8,491,875)                               (986,293)
------------------------------------------------------------------------------------------------------------

FROM SHARE TRANSACTIONS:                  SHARES                                   SHARES
------------------------------------------------------------------------------------------------------------
Proceeds from sales of shares                227,071       3,933,239               9,029,858     135,730,361
Reinvestment of dividends and                483,747       8,489,760                  64,045         986,293
 distributions
Cost of shares repurchased                (1,480,859)    (24,491,993)               (568,088)     (8,779,257)
Net increase (decrease) in net assets
 resulting from share transactions          (770,041)    (12,068,994)              8,525,815     127,937,397

------------------------------------------------------------------------------------------------------------
TOTAL INCREASE                                             9,582,369                             135,670,961
NET ASSETS:
Beginning of period                                      135,670,961                                     ---
End of period                                           $145,253,330                            $135,670,961
------------------------------------------------------------------------------------------------------------
Accumulated undistributed
 (distributions in excess of) net                       $    (25,142)                           $    102,562
 investment income
------------------------------------------------------------------------------------------------------------

(a) For the period from August 1, 1995 (commencement of operations) to January 31, 1996.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------

                                                                     FOR THE                    FOR THE
                                                                    YEAR ENDED                PERIOD ENDED
                                                                 JANUARY 31, 1997          JANUARY 31, 1996 (a)
                                                        ------------------------------------------------------
Net asset value, beginning of period                          $      15.91                     $      15.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                0.24                             0.13
Net realized and unrealized gain on investments                       3.77                             0.90
 and options
------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                        4.01                             1.03
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                (0.24)                           (0.12)
------------------------------------------------------------------------------------------------------------
In excess of net investment income                                   (0.02)                              --
Net realized gain on investments and option                          (0.93)                              --
 transactions
------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                  (1.19)                           (0.12)
------------------------------------------------------------------------------------------------------------
Net increase in net asset value                                       2.82                             0.91
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $      18.73                     $      15.91
Total return /(b)/                                                   25.63%                            6.89% /(d)/
Portfolio turnover rate                                              74.03%                           58.77% /(d)/
Average commission rate /(e)/                                 $     0.0547                               --
Net assets at end of period                                   $145,253,330                     $135,670,961
Ratio of net expenses to average net assets /(c)/                     0.85%                            0.85%
Ratio of net investment income to average net assets /(c)/            1.35%                            1.67%
Ratios assuming no expense limitations:
      Ratio of expenses to average net assets /(c)/                   0.91%                            0.98%
      Ratio of net investment income to average net assets /(c)/      1.29%                            1.54%
------------------------------------------------------------------------------------------------------------

/(a)/ For the period from August 1, 1995 (commencement of operations) to January
     31, 1996.
/(b)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(c)/  Annualized.
/(d)/  Not annualized.
/(e)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
January 31, 1997

--------------------------------------------------------------------------------
1.  ORGANIZATION

Goldman Sachs Mid-Cap Equity Fund ("the Fund") is a separate diversified portfolio of Goldman SachsEquity Portfolios, Inc. (the "Company"). The Company consists of eight funds and is a Marylandcorporation registered under the Investment Company Act of 1940, as amended, as an open-end,management investment company. The Fund offers two classes of shares - Institutional shares andService shares. No Service shares were outstanding as of January 31, 1997.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significantaccounting policies consistently followed by the Fund. The preparation of financial statements inconformity with generally accepted accounting principles requires management to make estimatesand assumptions that may affect the reported amounts.

A.  Investment Valuation
--  --------------------

Investments in securities traded on a U.S. or foreignsecurities exchange or the NASDAQ system are valued daily at their last sale or closing price on theprincipal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on aU.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, andsecurities traded on a foreign exchange will be valued at the official bid price. Unlisted equity anddebt securities for which market quotations are available are valued at the mean between the mostrecent bid and asked prices. Debt securities are valued at prices supplied by an independent pricingservice, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-termdebt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, andother securities for which quotations are not readily available, are valued at fair value using methodsapproved by the Board of Directors of the Company.

B.  Securities Transactions and Investment Income
--  ---------------------------------------------

Securities transactions are recorded on the tradedate. Realized gains and losses on sales of investments are calculated on the identified-costbasis. Dividend income is recorded on the ex-dividend date. Dividends for which the Fund hasthe choice to receive either cash or stock are recognized as investment income in an amountequal to the cash dividend. This amount is also used as an estimate of the fair value of the stockreceived. Interest income is determined on a basis of interest accrued, premium amortized anddiscount earned.

C.  Federal Taxes
--  -------------

It is the Fund's policy to comply with the requirements of the Internal Revenue Codeapplicable to regulated investment companies and to distribute substantially all of its investmentcompany taxable income and capital gains to its shareholders. Accordingly, no federal tax provisionis required. The characterization of distributions to shareholders for financial reporting purposes isdetermined in accordance with income tax rules. Therefore, the source of a portfolio's distributionsmay be shown in the accompanying financial statements as either from or in excess of netinvestment income or net realized gain on investment transactions, or from capital, dependingon the type of book/tax differences that may exist.

D.  Deferred Organization Expenses
--  ------------------------------
Organization-related costs are being amortized on a straight-line basis over a period of five years.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
January 31, 1997

--------------------------------------------------------------------------------

E.  Expenses
--  --------

Expenses incurred by the Company which do notspecifically relate to an individual fund of the Company are allocated to the funds based on eachfund's relative average net assets for the period.

F.  Option Accounting Principles
--  ----------------------------

When the Fund writes call or put options, an amount equal to the premium received is recordedas an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires onits stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes again or loss without regard to any unrealized gain or loss on the underlying security, and the liabilityrelated to such option is extinguished. When a written call option is exercised, the Fund realizes again or loss from the sale of the underlying security, and the proceeds of the sale are increasedby the premium originally received. When a written put option is exercised, the amount of thepremium originally received will reduce the cost of the security which the Fund purchases uponexercise. There is a risk of loss from a change in value of such options which may exceed the relatedpremiums received.

  Upon the purchase of a call option or aprotective put option by the Fund, the premium paid is recorded as an investment and subsequentlymarked-to-market to reflect the current market value of the option. If an option which the Fundhas purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount ofthe cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gainor loss, depending on whether the sale proceeds from the closing sale transaction are greater or lessthan the cost of the option. If the Fund exercises a purchased put option, the Fund will realize a gainor loss from the sale of the underlying security, and the proceeds from such sale will be decreased bythe premium originally paid. If the Fund exercises a purchased call option, the cost of the securitywhich the Fund purchases upon exercise will be increased by the premium originally paid.

G.  Futures Contracts
--  -----------------

The Fund may enter into financial futures contracts for hedging purposes or to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cashor securities equal to the minimum "initial margin" requirement of the futures exchange on which thecontract is traded. Subsequent payments ("variation margin") are made or received by theFund each day, dependent on the daily fluctuations in the value of the underlying index, and arerecorded for financial reporting purposes as unrealized gains or losses by the Fund. Whenentering into a closing transaction, for book purposes, the Fund will realize a gain or loss equalto the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price, unless such price does not reflectthe fair market value of the contract, in which case the position will be valued using methods approvedby the Board of Directors of the Company.

  Certain risks may arise upon entering intofutures contracts. The predominant risk is that the changes in the value of the futures contract may notdirectly correlate with changes in the value of the underlying securities. This risk may decrease theeffectiveness of the Fund's hedging strategies and may also result in a loss to the Fund.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
January 31, 1997

--------------------------------------------------------------------------------

3.  AGREEMENTS

Goldman Sachs Asset Management ("GSAM"), aseparate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as the Fund'sinvestment adviser pursuant to an Investment Advisory Agreement. Under the InvestmentAdvisory Agreement, GSAM, subject to the general supervision of the Company's Board of Directors,manages the Fund's portfolio. As compensation for the services rendered under the AdvisoryAgreement and the assumption of the expenses related thereto, GSAM is entitled to a fee,computed daily and payable monthly, at an annual rate equal to .60% of the Fund's average daily netassets.

  GSAM also acts as the Fund's administratorpursuant to an Administration Agreement. Under the Administration Agreement, GSAM administersthe Fund's business affairs, including providing facilities. As compensation for the servicesrendered pursuant to the Administration Agreement, the Fund pays GSAM a fee, computeddaily and payable monthly, at an annual rate equal to .15% of the Fund's average daily net assets.

  Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Expenses" (excludingadvisory, administration, service plan and transfer agent fees and litigation, indemnification, taxes,interest, brokerage commissions and extraordinary expenses) until further notice to the extent suchexpenses exceed
 .06% of the average daily net assets of the Fund. For the year ended January 31,1997, these expense reimbursements amounted to $72,441 and Goldman Sachs owed the Fund $8,717at year end.

  Goldman Sachs serves as the Distributor ofshares of the Fund pursuant to a distribution agreement and receives no fee. Goldman Sachsalso serves as the Transfer Agent of the Fund for a fee.

4.  LINE OF CREDIT FACILITY

The Fund participates in a $250,000,000 uncommitted, unsecured revolving line of creditfacility. In addition, the Fund participates in a $50,000,000 committed, unsecured revolving lineof credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, the Fund must own securities having a market value inexcess of 300% of the total bank borrowings. The interest rate on the borrowings is based on theFederal Funds rate. The committed facility also requires a fee to be paid based on the amount of thecommitment which has not been utilized. During the year ended January 31, 1997, the Fund did nothave any borrowings under these facilities.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and proceeds of sales or maturities ofsecurities (excluding short-term investments and options) for the year ended January 31, 1997 were$92,601,511 and $112,186,001, respectively.

 For the year ended January 31, 1997, optiontransactions in the Fund were as follows:


Put Options written     Contracts   Premium Received
----------------------------------------------------
Balance outstanding,
beginning of period         --      $             --
Options written               240             40,466
Options expired              (240)           (40,466)
----------------------------------------------------
Balance outstanding,
end of period                  --           $      0
----------------------------------------------------


  Certain risks arise related to written call or put options from the possible inability of counterpartiesto meet terms of their contracts.

  For the year ended January 31, 1997, GoldmanSachs earned approximately $22,000 of brokerage commissions from portfolio transactions executedon behalf of the Fund.

Goldman Sachs Mid-Cap Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
January 31, 1997

--------------------------------------------------------------------------------

6.  REPURCHASE AGREEMENTS

During the term of a repurchase agreement, thevalue of the underlying securities, including accrued interest, is required to equal or exceed thevalue of the repurchase agreement. The underlying securities for all repurchase agreements are held insafekeeping at the Fund's custodian.

7.  JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, together with other registered investment companies having advisory agreements withGSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which isinvested in one or more repurchase agreements. The underlying securities for the repurchaseagreements are U.S. Treasury obligations. At January 31, 1997, the Fund had an undividedinterest in the repurchase agreements in the following joint account which equaled $4,100,000in principal amount. At January 31, 1997, the repurchase agreements held in this joint account,along with the corresponding underlying securities (including the type of security, market value,interest rate and maturity date) were as follows:


Principal                                    Interest   Maturity    Amortized
Amount                                         Rate       Date         Cost
--------------------------------------------------------------------------------
Bear Stearns Securities, dated 01/31/97, repurchase price
$800,375,333 (GNMA: $26,604,837, 7.50%, 10/15/26; FNMA:
$720,411,516, 5.50% - 8.00%, 02/01/09 -09/01/26; FHLMC:
77,372,676, 6.0% -$ 8.0%, 04/01/98 - 07/01/26)
$800,000,000                                     5.63%  02/03/97  $  800,000,000

Nomura Securities, dated 01/31/97, repurchase price
$100,047,083 (GNMA: $102,007,864, 5.5% - 10.25%
01/15/20 - 01/20/27)
  100,000,000                                    5.65   02/03/97     100,000,000

Lehman Government Securities, dated 01/31/97, repurchase
price $201,894,173 (U.S. Treasury Notes: $191,656,654,
6.375%, 01/15/00-08/15/02; U.S. Treasury Stripped
Securities: $14,095,535 05/15/02 - 11/15/03)
  201,800,000                                    5.60   02/03/97     201,800,000

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                          $1,101,800,000
--------------------------------------------------------------------------------

8.  CERTAIN RECLASSIFICATIONS

In accordance with Statement of Position 93-2, theMid-Cap Equity Fund has reclassified $8,454 from paid-in capital to distributions in excess of netinvestment income. These reclassifications have no impact on the net asset value of the Fund and isdesigned to present the Fund's capital accounts on a tax basis.

9.  OTHER MATTERS

As of January 31, 1997, The Goldman, Sachs & Co. Employees Profit Sharing and Retirement IncomePlan was the beneficial owner of approximately 98% of the outstanding shares of the Fund.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GoldmanSachs Mid-Cap Equity Fund:

  We have audited the accompanying statement ofassets and liabilities of Goldman Sachs Mid-Cap Equity Fund, one of the portfolios constituting Goldman Sachs Equity Portfolios, Inc., including the statement of investments, as of January 31, 1997, and the relatedstatement of operations and the statement of changes in net assets and the financial highlights for the periodspresented. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlightsbased on our audits.

  We conducted our audits in accordance withgenerally accepted auditing standards. Those standards require that we plan and perform the audit to obtainreasonable assurance about whether the financial statements and the financial highlights are free ofmaterial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts anddisclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accountingprinciples used and significant estimates made by management, as well as evaluating the overall financialstatement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and the financial highlights referred to above present fairly, in allmaterial respects, the financial position of Goldman Sachs Mid-Cap Equity Fund as of January 31, 1997, theresults of its operations and the changes in its net assets and the financial highlights for the periods presented, inconformity with generally accepted accounting principles.



                                                             ARTHUR ANDERSEN LLP
Boston, Massachusetts
March 15, 1997

Goldman Sachs
1 New York Plaza
New York, NY  10004



DIRECTORS
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



GOLDMAN SACHS
Investment Adviser, Administrator,
Distributor and Transfer Agent

--------------------------------------------------------------------------------
Letter to Shareholders


--------------------------------------------------------------------------------
Dear Shareholders:

           The U.S. equity market rewarded investors with excellent returns once again in the 12-month period ended January 31, 1997. Most European markets achieved significant gains as well, with several outpacing the U.S., while the performance of Asian markets varied widely. We are pleased to report that most of the Goldman Sachs equity funds performed very well in this generally favorable global equity environment.

U.S. Stocks Continued to Climb Amid Heightened Volatility

           The U.S. stock market surged to record levels during the period under review, rising an impressive 26.3% (as measured by the Standard & Poor's 500 stock index). During 1996, the market advanced in a "staircase" pattern, where notable gains are achieved within a relatively short time and are followed by a period of choppy trading. For example, after a run-up from January through mid-February, market volatility notably increased, as investor sentiment vacillated between two contradictory concerns. With some economic news, investors feared that the economy was growing too quickly, making higher inflation a possibility, while other news caused them to worry that the economy was slowing, putting earnings at risk. In May, investors briefly overcame their fears and sent the market higher, but their concerns quickly re-emerged and caused the market to settle into another choppy trading range that culminated in a sharp sell-off in July.

           By August, sentiment significantly improved when data indicated that earnings growth was more resilient than generally expected and inflation remained under control. Thus reassured, investors propelled stocks to record highs during the second half of the period, with the Dow Jones Industrial Average crossing the 6000 mark for the first time by mid-October. The ascent continued through the end of the period, with the Dow climbing to 7000 by mid-February 1997.

           Though small-cap stocks led the market during the first half of the year, the post-July rally was dominated by large-cap, growth companies. Furthermore, the rally was very narrowly focused, with a handful of large-cap stocks (primarily in the technology, finance and pharmaceutical sectors) contributing substantially to the S&P 500 index's performance for the period.

After a Weak Start, Economic Growth Rebounded, Then Moderated

           When the period began, lackluster consumer spending and the General Motors strike restrained economic growth, but the economy still advanced faster than expected, with first-quarter real GDP growth of 2.0% (annualized). Momentum accelerated even more dramatically during the second quarter, as industrial activity, automobile sales and home sales all showed significant improvement. As a result, second-quarter real GDP rose a robust 4.7% (annualized), its highest rate in two years.

           The economy's torrid growth cooled markedly during the third quarter with an annualized real GDP growth of 2.1%, largely due to lackluster consumer spending and a widening U.S. trade deficit. This slowdown proved to be temporary, however, as the economy strengthened from October through December. Fourth-quarter real GDP


--------------------------------------------------------------------------------
Table of Contents
Introduction/Market Overview.............................................    1
Goldman Sachs Balanced Fund..............................................    4
Goldman Sachs Select Equity Fund.........................................   14
Goldman Sachs Growth and Income Fund.....................................   22
Goldman Sachs Capital Growth Fund........................................   28
Goldman Sachs Small Cap Equity Fund......................................   34
Goldman Sachs International Equity Fund..................................   40
Goldman Sachs Asia Growth Fund...........................................   48
Financial Statements.....................................................   56
Notes to Financial Statements............................................   64
Financial Highlights.....................................................   74
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)

growth was revised to 3.9% (annualized), reflecting a narrowing trade deficit, rising consumer spending and accelerating manufacturing activity. Despite firm growth, underlying inflation remained surprisingly mild. For all of 1996, consumer prices rose only 2.9%. In January 1997, most indicators suggested that the economy would continue to advance.

           The U.S. Federal Reserve cut the Federal funds rate by 25 basis points in January 1996, just prior to the start of the period, in response to generally poor year-end economic conditions. Though stronger than expected growth shifted investor expectations from further Federal Reserve interest rate cuts to potential tightening, the Fed then left rates unchanged. As of January 31, 1997, the Federal funds rate remained at 5.25%.

The Dollar Resumed Its Climb Against the Yen and the Mark Following a Brief July Slide

           During the period under review, the dollar continued to strengthen, rising to a 47-month high against the yen and a 31-month high against the mark. Though the dollar declined briefly in July along with the U.S. stock market, it quickly rebounded in August and continued to rally through the end of the period. The dollar's climb was reflective of several developments, including the relative strength of the U.S. economy, reductions in the budget deficit and controlled inflation. Despite the run-up, Goldman Sachs' economists do not expect a major impact on U.S. growth in 1997, nor do they anticipate a major decrease in exports, as the dollar's effect on U.S. trade flows is relatively small and stretched out over time. Furthermore, domestic demand in Canada and Mexico, which together accounted for nearly one-third of U.S. exports in 1996, is expected to rise.

The International Market Environment: European Equities Performed Well, Japan Declined Sharply and Asian Markets Were Mixed Amid Increased Volatility

           During the period under review, most global economies experienced modest growth, but long-awaited recoveries in Europe and Japan fell short of expectations. In Europe, several major economies, such as Germany and France, continued to be plagued by weaker than expected manufacturing activity and record-high unemployment, while others, such as the U.K., clearly accelerated. In contrast to the mixed economic conditions, most European equity markets performed very well, buoyed by healthy corporate profits. Though the Japanese economy strengthened, equities declined due to concerns regarding the sustainability of earnings growth as well as fears that the newly elected government would delay deregulation. In January 1997, the already weak Japanese market sold off sharply when the government announced an austerity program that was expected to curb growth. In other Asian countries, key elections heightened political uncertainty throughout the region and a marked slowdown in economic growth increased volatility.

Outlook in the U.S.: Economic Growth Is Expected to Continue to Strengthen

           Goldman Sachs' economists expect first-quarter real GDP growth to slow to just under 2.0% (annualized) due to a widening trade deficit. However, this slowdown should not be interpreted as any change in economic fundamentals, as underlying demand remains firm and consumer confidence, income and employment trends continue to support consumer spending. The favorable economic environment of moderate growth and low inflation appears likely to persist in the near term, which could translate to a seventh year of profit growth for U.S. corporations in 1997 and another good year for U.S. equities, though not likely as strong as last year. As always, equity performance can be affected by changes in the economic environment, such as higher than expected inflation, which could lead to a Fed tightening by midyear, or an unforeseen faltering of economic growth.

           After the outstanding performance of the past two years, it is important to maintain realistic expectations from your equity investments. As increased volatility during 1996 demonstrated, equities can go down as well as up. Over the long run, however, stocks have historically outperformed other asset classes, rewarding investors committed to a long-term investment horizon.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A Major Addition to Our Active Equity Management Team

     We are pleased to announce that we have recently acquired Liberty Investment Management, a Tampa, Florida-based investment advisory firm with an impressive 16-year track record. Liberty's Chief Investment Officer, Herbert Ehlers, and his portfolio management team have assumed primary responsibility for the Goldman Sachs Capital Growth Fund, which they will manage using a "growth at a reasonable price" investment style. The Liberty group adds both breadth and depth to the Goldman Sachs U.S. Active Equity team, and we look forward to working with them.

     In conclusion, thank you for making the Goldman Sachs equity funds part of your long-term financial plan.

Sincerely,

/s/ David B. Ford                      /s/ John P. McNulty

David B. Ford                          John P. McNulty
Co-Head,                               Co-Head,
Goldman Sachs                          Goldman Sachs
Asset Management                       Asset Management

March 3, 1997

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Balanced Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

           The Goldman Sachs Balanced Fund seeks to provide investors with a combination of long-term growth of capital and current income by investing in a diversified portfolio that includes both equity and fixed income securities. Under normal market conditions, the fund is expected to maintain an asset mix of 45% to 65% in equity securities, with the remainder (at a minimum 25%) in fixed income securities. The fund's portfolio management team will review the fund's asset mix on a regular basis and adjust it to reflect changes in the economic environment.

           Stocks are selected using a value style, identifying those judged to be inexpensive relative to their expected long-term earnings and ability to pay dividends. We also consider the degree to which a company's management is committed to increasing value for shareholders.

           In the fixed income portion of the portfolio, we actively manage the portfolio within a risk-controlled framework. We seek to minimize interest rate risk relative to the portfolio's benchmark, and focus on seeking to add value through sector selection, security selection and yield curve strategies.

Performance Review: Equity, Fixed Income and Asset Allocation Contributed to Strong Results


                                   Fund Total Return
                                     (based on net     Benchmark
                                     asset value)    Total Return+
                                     ------------    -------------
 Class A (1/31/96 - 1/31/97)*           18.59%          15.51%
 Class B (5/1/96 - 1/31/97)*            16.22%          14.99%


* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B shares is a cumulative total return (not annualized) from their inception through the end of the period.

+ The benchmark is a combination of the S&P 500 stock index (weighted at 55%) and the Lehman Brothers Aggregate Bond Index (weighted at 45%).

           We are pleased to report that during the period under review, the fund's Class A and Class B shares outperformed the benchmark. In addition, the fund's Class A shares ranked within the top 15% of the Lipper balanced fund category (35th of 281) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B shares were not ranked because they did not exist during the full year.)

           The equity and fixed income portions of the fund both performed favorably, with equity investments contributing most to fund results. In addition, our asset allocation decisions also benefited performance. During the spring of 1996, we reduced the fund's equity weightings in favor of fixed income investments, which worked in its favor when equities fell sharply in July. In October, we increased the fund's equity weighting, just prior to a significant rally in the stock market. As of January 31, 1997, the fund's asset mix based on net assets was 54% in equities, 42% in fixed income and the remainder in cash equivalents.

Best Performing Equity Investments Included Technology, Finance and Energy
Stocks

           The fund's best performing stocks came from a wide range of industries, particularly technology, finance and energy. Technology holdings that performed well included Intel Corp., the dominant microprocessor manufacturer, which we sold after it climbed sharply due to stronger than expected personal computer sales and reached our target price, and Avnet, Inc., the second largest distributor of semiconductors and other electronic components. In the financial sector, BankAmerica Corp. increased its focus on aggressive capital management, and NationsBank Corp. began to realize the benefits of cost cuts. Top-performing energy-related investments were Tosco Corp., an oil refiner and distributor, which continued its ambitious acquisition strategy, and Texaco Inc., which benefited from higher petroleum prices and a successful restructuring program. Disappointing performers included three companies that suffered from

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
overcapacity in their respective industries: Georgia-Pacific Corp. and Stone Container Corp., both manufacturers of paper products, and Geon Corp., a manufacturer of polyvinyl chloride.

           One of the fund's new investments was Unicom Corp., an electric utility that operates 12 nuclear units at six sites. Unicom generates excess capital and, unlike many other electric utilities, has no utility power purchase problems. We established a position after its stock price declined due to a mandated increase in spending on operations and maintenance, an issue that management believes will not impair the company's long-term prospects. During the period, we sold several stocks after they appreciated and reached our price targets, including Anheuser-Busch Co., Inc., the world's largest brewer, and Greenpoint Financial Corp., a New York-based thrift.


 Top 10 Equity Holdings as of January 31, 1997

                                                      Percentage of
                                                          Total
 Company                         Line of Business       Net Assets
 Aetna Inc.                      Healthcare                1.9%
                                   Management
 Tenet Healthcare Corp.          Hospitals                 1.9%
 Cigna Corp.                     Insurance                 1.7%
 Lear Corp.                      Autoparts/Original        1.7%
                                   Equipment
 Brunswick Corp.                 Pleasure                  1.7%
                                   Boats/Marine
                                   Engines
 Goodyear Tire & Rubber Co.      Tire and Rubber           1.6%
                                   Products
 Dean Witter Discover & Co.      Financial Services        1.6%
 Avnet, Inc.                     Electronic                1.5%
                                   Components
                                   Distributor
 Philip Morris Companies,        Tobacco and Food          1.5%
   Inc.                            Products
 Owens-Illinois, Inc.            Packaging                 1.5%


Corporate and Emerging Market Debt Sectors Led the Fund's Fixed Income
Performance

           The fixed income sectors that contributed most to the fund's performance were its corporate bond holdings and emerging market debt securities. Corporate bonds benefited when many companies reported positive earnings growth throughout the period. Emerging market debt was one of the fund's smaller allocations during the year but performed extremely well due to positive emerging country credit trends and supportive cash flows resulting from global investors' persistent search for incremental yield. In addition, the fund's investments in the mortgage and asset-backed sectors also performed well, reflecting healthy investor demand.

           The fund's largest fixed income allocation was mortgage-backed securities (MBS), which accounted for a 12.9% position in terms of total net assets, up from 10.0% a year ago. The MBS sector fared particularly well during the first half of the period, when interest rates rose and prepayment fears abated. We gradually trimmed the fund's exposure in the corporate bond sector to 9.8%, down from 13.2% a year ago, as it became more fully valued. The fund's asset-backed securities (ABS) weighting was 4.8%, and they continued to offer incremental yield over similar duration Treasuries. U.S. Treasuries, with an 8.5% allocation, were used together with futures to manage the fund's interest rate risk. Finally, 3.3% of the fund was invested in emerging market debt, where we stressed higher credit, short-duration bonds, and 0.7% was invested in government agency securities.

Outlook

           We believe that, overall, the stock market is moderately overvalued and is therefore unlikely to match the strong return it achieved in 1996. However, it is important to note that even after last year's rally, the fund's equity holdings continue to be attractively valued. We expect that our emphasis on using extensive fundamental research to identify stocks selling below their

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Balanced Fund (continued)


--------------------------------------------------------------------------------
intrinsic value will continue to serve us well in 1997's potentially more challenging stock market environment.

           We have a relatively cautious view of the fixed income markets in the coming months due to a possible tightening by the Federal Reserve later in the year, which would impact the prices of fixed income securities. In the MBS market, the pace of mortgage prepayments remains stable, and we continue to identify specific securities that present attractive investment opportunities. We have a moderately optimistic view for the corporate sector, where we will continue to emphasize short-duration bonds that offer attractive incremental yield over Treasuries. Finally, we believe ABS still offer attractive value relative to other similarly rated securities, and we expect new supply to continue to be met with enthusiastic demand.

           Going forward, we will continue to actively allocate the portfolio's asset mix between the equity and fixed income sectors to take advantage of changing market conditions throughout the coming year.


/s/ Ronald E. Gutfleish                             /s/ Jonathan A. Beinner

Ronald E. Gutfleish                                 Jonathan A. Beinner
Senior Portfolio Manager,                           Co-Head,
U.S. Active Equity Value                            U.S. Fixed Income

/s/ G. Lee Anderson                                 /s/ c. Richard Lucy

G. Lee Anderson                                     C. Richard Lucy
Portfolio Manager,                                  Co-Head,
U.S. Active Equity Value                            U.S. Fixed Income

/s/ Eileen A. Aptman                                /s/ Richard H. Buckholz

Eileen A. Aptman                                    Richard H. Buckholz
Portfolio Manager,                                  Portfolio Manager,
U.S. Active Equity Value                            U.S. Fixed Income

March 3, 1997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Balanced Fund
January 31, 1997

--------------------------------------------------------------------------------

The following graphs show the value as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmarks (the Standard and Poor's 500 index ("S&P 500") and the Lehman Brothers Aggregate Bond Index (LBABI)) are shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                          [LINE GRAPH APPEARS HERE]

           GS Balanced        GS Balanced
             Class A            Class A
         (w/sales charge)   (no sales charge)    LBABI         S&P 500
         ----------------   -----------------    -----         -------
10/12/94       9,450             10,000          10,000         10,000
1/31/95        9,532             10,087          10,233         10,184
1/31/96       12,211             12,922          11,966         14,123
1/31/97       14,488             15,331          12,357         17,842


                                    Class B

                           [LINE GRAPH APPEARS HERE]

           GS Balanced          GS Balanced
             Class B              Class B
        (no redemp. charge)  (w/redemp. charge)    LBABI       S&P 500
        -------------------  ------------------    -----       -------
5/1/96        10,000              10,000           10,000       10,000
1/31/97       11,622              11,122           10,642       12,218

                                         ---------------------------------------
                                               Average Annual Total Return
                                         ---------------------------------------
                                              One Year      Since Inception/(a)/
         ------------------------------- ------------------ -------------------
         Class A, no sales charge              18.59%              20.32%
         ------------------------------- ------------------ -------------------
         Class A, w/sales charge               12.07%              17.41%
         ------------------------------- ------------------ -------------------
         Class B, no redemption charge          N/A                16.22%/(b)/
         ------------------------------- ------------------ -------------------
         Class B, w/redemption charge           N/A                11.22%/(b)/
         ------------------------------- ------------------ -------------------

/(a)/ Class A and B shares commenced operations October 12, 1994 and May 1,
      1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since this class has not completed a full twelve months of operations.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Balanced Fund
January 31, 1997

--------------------------------------------------------------------

Shares        Description                                     Value
====================================================================
Common Stocks--53.0%
Airlines--1.8%
 7,700        AMR Corp.*                                $   619,850
 32,600       Continental Airlines, Inc.*                   908,725
--------------------------------------------------------------------
                                                          1,528,575
--------------------------------------------------------------------
Appliance Manufacturer--0.9%
 28,600       Sunbeam Corp.                                 793,650
--------------------------------------------------------------------
Auto/Original Equipment Manufacturer--1.7%
 38,200       Lear Corp.*                                 1,427,725
--------------------------------------------------------------------
Auto/Vehicle--1.0%
 25,600       Ford Motor Co.                                824,400
--------------------------------------------------------------------
Banks--4.5%
 10,300       BankAmerica Corp.                           1,149,738
 5,300        Chase Manhattan Corp.                         490,250
 9,400        Fleet Financial Group, Inc.                   507,600
 9,300        NationsBank Corp.                           1,004,400
 7,400        Republic Bank of New York Corp.               655,825
--------------------------------------------------------------------
                                                          3,807,813
--------------------------------------------------------------------
Chemicals-Commodity--1.1%
 31,400       Geon Co.                                      588,750
 7,600        Union Carbide Corp.                           344,850
--------------------------------------------------------------------
                                                            933,600
--------------------------------------------------------------------
Defense--2.1%
 17,900       McDonnell Douglas Corp.                     1,203,775
 6,200        Northrop Grumman Corp.                        484,375
 1,900        Thiokol Corp.                                 106,400
--------------------------------------------------------------------
                                                          1,794,550
--------------------------------------------------------------------
Department Stores--0.8%
 13,900       Sears Roebuck & Co.                           667,200
--------------------------------------------------------------------
Electric Utilities--2.8%
 5,500        CMS Energy Corp.                              184,250
 43,000       Long Island Lighting Co.                      978,250
 49,600       Unicom Corp.                                1,171,800
--------------------------------------------------------------------
                                                          2,334,300
--------------------------------------------------------------------
Food--1.5%
 40,200       Chiquita Brands International, Inc.           587,925
 4,000        Unilever Inc.                                 658,000
--------------------------------------------------------------------
                                                          1,245,925
--------------------------------------------------------------------
Forest Products--1.1%
 12,400       Georgia Pacific Corp.                         912,950
--------------------------------------------------------------------
Health Suppliers/Services--1.3%
 23,300       Baxter International, Inc.                  1,074,713
--------------------------------------------------------------------
Healthcare Management--3.8%
 20,400       Aetna Inc.                                  1,611,600
 57,800       Tenet Healthcare Corp.*                     1,560,600
--------------------------------------------------------------------
                                                          3,172,200
--------------------------------------------------------------------
Home Builders--1.8%
 18,200       Centex Corp.                                  709,800
 28,200       Lennar Corp.                                  750,825
--------------------------------------------------------------------
                                                          1,460,625
--------------------------------------------------------------------
Insurance-Life--2.5%
 9,500        Cigna Corp.                                 1,440,438
 11,700       Lincoln National Corp.                        627,413
--------------------------------------------------------------------
                                                          2,067,851
--------------------------------------------------------------------
Insurance-Property and Casualty--1.6%
 9,200        Allmerica Financial Corp.                     336,950
 16,100       Partner Re Holding Ltd.                       571,550
 12,700       Tig Holdings, Inc.                            439,738
--------------------------------------------------------------------
                                                          1,348,238
--------------------------------------------------------------------
Integrated Oil--2.6%
 8,100        Atlantic Richfield Co.                      1,071,225
 10,300       Texaco, Inc.                                1,090,513
--------------------------------------------------------------------
                                                          2,161,738
--------------------------------------------------------------------
Logistics/Rail--1.0%
 30,400       Canadian Pacific Ltd.                         824,600
--------------------------------------------------------------------
Logistics/Trucking--1.2%
 39,600       Consolidated Freightways, Inc.              1,004,850
--------------------------------------------------------------------
Oil Refining & Marketing--1.9%
 12,800       Ashland Inc.                                  552,000
 11,300       Tosco Corp.                                 1,000,050
--------------------------------------------------------------------
                                                          1,552,050
--------------------------------------------------------------------
Packaging--1.5%
 52,500       Owens-Illinois Inc.*                        1,246,875
--------------------------------------------------------------------

--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------


--------------------------------------------------------------------

Shares        Description                                     Value
====================================================================
Common Stocks (continued)
Recreational Products--1.7%
 55,500       Brunswick Corp.                           $ 1,394,438
--------------------------------------------------------------------
Security and Commodity Brokers, Dealers and Services--0.5%
 13,100       Lehman Brothers Holdings, Inc.                414,288
--------------------------------------------------------------------
Semiconductors & Electronics--1.5%
 20,700       Avnet Inc.                                  1,280,813
--------------------------------------------------------------------
Software--0.5%
 13,800       Autodesk Inc.                                 436,425
--------------------------------------------------------------------
Specialty Finance--1.6%
 34,200       Dean Witter Discover & Co.                  1,303,875
--------------------------------------------------------------------
Steel--1.0%
 20,200       AK Steel Holding Corp.                        813,050
--------------------------------------------------------------------
Supermarkets--2.0%
 56,300       Fleming Companies, Inc.                       907,838
 24,600       Supervalu, Inc.                               759,525
--------------------------------------------------------------------
                                                          1,667,363
--------------------------------------------------------------------
Textiles--1.3%
 27,500       Fruit of The Loom, Inc.*                    1,103,438
--------------------------------------------------------------------
Tire & Other Related Rubber Products--1.6%
 24,000       Goodyear Tire & Rubber Co.                  1,308,000
--------------------------------------------------------------------
Tobacco--2.8%
 4,200        Loews Corp.                                   415,275
 10,700       Philip Morris Companies, Inc.               1,271,963
 12,100       RJR Nabisco, Inc.                             396,275
 8,500        Universal Corp.                               263,500
--------------------------------------------------------------------
                                                          2,347,013
--------------------------------------------------------------------
Total Common Stocks
   (Cost $35,773,086)                                   $44,253,131
====================================================================
Preferred Stocks--0.1%
Media Content--0.1%
 63           Time Warner, Inc. 10.25%                  $    69,064
--------------------------------------------------------------------
Tobacco--0.0%
 3,400        RJR Nabisco, Inc., class C 9.25%               22,525
--------------------------------------------------------------------
Total Preferred Stocks
   (Cost $84,320)                                       $    91,589
====================================================================
Rights--1.1%
Forest Products--0.7%
 42,000       Stone Container Corp. * exp. 08/08/98     $   567,000
Technology Capital Goods--0.4%
 10,800       Teradyne, Inc.* exp. 03/26/00                 333,450
--------------------------------------------------------------------
Total Rights
   (Cost $923,718)                                      $   900,450
====================================================================
Principal           Interest           Maturity
Amount                Rate               Date                 Value
====================================================================
Fixed Income--41.5%

Asset-Backed Securities--4.8%
Airplanes Pass Through Trust Series 1, Class C
$   100,000            8.15%           03/15/19         $   102,655
Asset Securitization Corp., Series 1996, Class A1
    250,000            6.88            11/13/26             249,609
Case Equipment Loan Trust, Series 1995-A, Class A
     74,286            7.30            03/15/02              75,124
Chemical Bank Master Credit Card Trust, Series 1995-2, Class A
    140,000            6.23            06/15/03             139,343
Chevy Chase Auto Receivables Trust Series 1995-2, Class A
     74,323            5.80            06/15/02              74,137
Discover Card Master Trust 1994-2, Class A
     70,000            5.83            10/16/04              70,613
Discover Card Master Trust 1996-2, Class A
    110,000            5.70            07/18/05             110,550
Discover Card Master Trust 1996-4, Class A
    740,000            5.86            10/16/13             751,329
Discover Card Master Trust 1996-4, Class B
    420,000            6.03            10/16/13             424,460
Fasco Auto Trust, Series 1996-1
    266,114            6.65            11/15/01             267,223
Fingerhut Master Trust, Series 1996-1, Class A
    200,000            6.45            02/20/02             200,936
Navistar Financial Trust, Series 1995-A, Class A2
    134,590            6.55            11/20/01             135,347
Navistar Financial Trust, Series 1995-b, Class A3
    120,000            6.05            04/15/02             120,000
Sears Credit Account Master Trust, Series 1995-2, Class A
    700,000            8.10            06/15/04             733,026
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Balanced Fund (continued)
January 31, 1997

--------------------------------------------------------------------
Principal           Interest           Maturity
Amount                Rate               Date                 Value
====================================================================
Asset-Backed Securities (continued)
Sears Credit Card Master Trust, Series 1995-3, Class A
$    70,000            7.00%           10/15/04         $    71,268
Standard Credit Card Master Trust, Series 1994-4, Class A
    110,000            8.25            11/07/03             117,322
Standard Credit Card Master Trust, Series 1995-1, Class A
    360,000            8.25            01/07/07             389,135
--------------------------------------------------------------------
Total Asset-Backed Securities
   (Cost $4,019,726)                                    $ 4,032,077
====================================================================
Corporate Bonds--9.8%
Finance Bonds--3.6%
BankAmerica Corp.
$   500,000            7.75%           07/15/02         $   520,600
Capital One Bank
    200,000            8.33            02/10/97             200,056
    250,000            8.13            02/27/98             254,825
Conseco Finance
    120,000            8.70            11/15/26             122,912
Continental Bank
    100,000           12.50            04/01/01             120,501
Countrywide Funding Corp.
    100,000            6.08            07/14/99              99,368
    150,000            8.00            12/15/26             147,029
Edison Mission Energy Funding Corp.
    100,000            6.77            09/15/03              99,852
Fleet Mortgage Group, Inc.
    250,000            6.50            06/15/00             248,888
Golden West Financial Corp.
    200,000           10.25            12/01/00             223,894
Meditrust, Inc.
    120,000            7.82            09/10/26             128,021
Mic Finance Trust
     80,000            8.38            02/01/27              80,442
Olympic Financial Ltd.
     95,000           13.00            05/01/00             107,350
PXRE Cap Trust
     65,000            8.85            02/01/27              65,847
Signet Banking Corp.
$   500,000            9.63%           06/01/99         $   531,870
Washington Real Estate
     55,000            7.13            08/13/03              54,745
--------------------------------------------------------------------
Total Finance Bonds
   (Cost $3,035,271)                                    $ 3,006,200
====================================================================
Industrial Bonds--5.6%
360 Communications Co.
$   195,000            7.13%           03/01/03         $   193,518
Auburn Hills Trust
     90,000           12.00            05/01/20             134,352
Blockbuster Entertainment
     50,000            6.63            02/15/98              49,995
Chelsea GCA Realty
    226,000            7.75            01/26/01             228,362
DVI Equipment Lease Trust
    434,745            6.55            07/10/04             434,605
Ford Motor Credit Co.
     40,000            8.38            01/15/00              42,038
General Motors Acceptance Corp.
    170,000            7.13            05/10/00             173,087
    210,000            5.63            02/05/01             202,810
H + T Master Trust, Class A2
    220,000            8.18            08/15/02             220,000
K Mart Corp.
     40,000            9.55            06/30/98              40,290
     40,000            9.60            09/15/98              40,845
Loewen Group International
     50,000            7.75            10/15/01              50,000
News America Holdings, Inc.
    160,000            7.50            03/01/00             163,784
Northwest Airlines
    217,076            8.97            01/02/15             226,558
NWA
     68,025            8.26            03/10/06              71,149
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

--------------------------------------------------------------------
Principal           Interest           Maturity
Amount                Rate               Date                 Value
====================================================================
Corporate Bonds (continued)
Industrial Bonds (continued)
Oryx Energy Co.
$   245,000            9.50%           11/01/99         $   259,252
RJR Nabisco Inc.
    135,000            8.00            07/15/01             136,184
    160,000            8.63            12/01/02             164,654
Rogers Cablesystems, Inc.
    115,000            9.63            08/01/02             119,600
Tele-Communications, Inc.
    295,000            6.19            09/15/03             292,956
    125,000            9.65            10/01/03             133,951
     20,000            6.82            09/15/10              19,899
Tenet Healthcare Corp.
     60,000            9.63            09/01/02              65,100
Time Warner, Inc.
    375,000            7.45            02/01/98             378,776
    125,000            9.63            05/01/02             139,444
    250,000            7.98            08/15/04             256,243
Tosco Corp.
    110,000            7.00            07/15/00             110,793
U.S. Home Corp.
     70,000            7.95            03/01/01              68,250
USI American Holdings Corp.
     60,000            7.25            12/01/06              58,540
Viacom International
     80,000            9.13            08/15/99              81,800
     95,000           10.25            09/15/01             103,550
--------------------------------------------------------------------
Total Industrial Bonds
   (Cost $4,650,412)                                    $ 4,660,385
====================================================================
Utility Bonds--0.6%
Arkla Inc.
$   250,000            9.20%           12/18/97         $   255,665
Central Maine Power Co.
    100,000            7.38            01/01/99             100,138
    160,000            7.45            08/30/99             159,134
--------------------------------------------------------------------
Total Utility Bonds
   (Cost $521,661)                                      $   514,937
====================================================================
--------------------------------------------------------------------
====================================================================
Total Corporate Bonds
   (Cost $8,207,344)                                    $ 8,181,522
====================================================================
Government Bonds--1.2%
Australia Commonwealth
AUD1,000,000           7.50%           07/15/05         $   769,138
Province of Quebec
$   200,000           13.25            09/15/14             238,976
--------------------------------------------------------------------
Total Government Bonds
   (Cost $1,033,387)                                    $ 1,008,114
====================================================================
Emerging Market Debt--3.3%
Argentina Bocan
$   144,111            5.69%           04/01/01         $   138,490
Asia Pulp and Paper International Finance Co.
    100,000            7.26(a)        04/03/97              98,614
    200,000            8.30            06/28/99             198,118
     90,000           10.25            10/01/00              90,754
Banco De Commercio Exterior
     30,000            8.63            06/02/00              30,979
BCO De Colombia
    110,000            8.63            06/02/00             113,590
Bridas Corp.
    170,000           12.50            11/15/99             181,433
Bridas Corp. Gtd Euro Medium
     60,000            9.50            06/17/99              60,147
Corp. Andina de Fomento
    160,000            7.25            04/30/98             161,774
Emp Ica Soc Contro
    110,000            9.75            02/11/98             111,440
Empresa Col Petroleos
     80,000            7.25            07/08/98              80,566
Financiera Energy Nacional
    230,000            5.88            02/17/98             226,062
     60,000            8.13            04/09/98              60,347
    200,000            8.46            06/19/98             201,876
     80,000            9.38            06/15/06              82,847
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Balanced Fund (continued)
January 31, 1997

--------------------------------------------------------------------
Principal           Interest           Maturity
 Amount               Rate               Date                 Value
====================================================================
Emerging Market Debt (continued)
Grupo Industrial Durango
$   120,000           12.00%           07/15/01         $   127,978
Grupo Televisa
     20,000           11.38            05/15/03              21,425
Imexsa Export Trust
    100,000           10.13            05/31/03             104,190
Inst Fomento Industrial
    290,000            8.38            07/29/01             295,707
PT Indah Kiat
     50,000            8.88            11/01/00              49,518
Republic of Argentina
     89,600            8.63            04/06/98              90,730
    150,000            5.63            04/01/00              75,600
Sampoerna International
     50,000            8.38            06/15/06              51,208
YPF Sociedad Anonima
    111,483            7.50            10/26/02             113,132
--------------------------------------------------------------------
Total Emerging Market Debt
   (Cost $2,710,872)                                    $ 2,766,525
====================================================================
Government Agency Obligations--0.7%
Federal National Mortgage Association
$   520,000            8.50%           02/01/05         $   545,917
--------------------------------------------------------------------
Total Government Agency Obligations
   (Cost $566,963)                                      $   545,917
====================================================================
Mortgage Backed Obligations--12.9%
Federal Home Loan Mortgage Corp.
$ 2,000,000            7.50%           TBA-30yr/(b)/    $ 2,003,740
Federal National Mortgage Association
  2,000,000            8.00            TBA-30yr/(b)/      2,042,500
  1,000,000            6.50            TBA-15yr/(b)(d)/     990,930
     95,702            8.50            09/01/06/(d)/        100,068
    119,291            8.50            03/01/07/(d)/        124,733
    677,419            8.50            03/01/10/(d)/        707,985
  1,000,000            3.50            05/25/19             869,370
====================================================================
Government National Mortgage Association
$ 1,000,000            7.50%           TBA-30yr/(b)/    $ 1,002,180
    963,086            7.50            05/15/23             969,404
  1,005,709            7.00            07/15/23             990,311
  1,000,000            7.00            08/15/23             984,690
--------------------------------------------------------------------
Total Mortgage Backed Obligations
   (Cost $10,687,107)                                   $10,785,911
====================================================================
Sovereign Credit--0.2%
State of Israel
$   150,000             6.38%          12/15/05         $   141,983
--------------------------------------------------------------------
Total Sovereign Credit
   (Cost $139,082)                                      $   141,983
====================================================================
U.S. Treasury Obligations--8.5%
United States Treasury Bonds
$   470,000           12.00%           08/15/13/(d)/    $   666,592
    120,000            8.75            05/15/17/(d)/        144,619
     30,000            8.88            08/15/17              36,595
    580,000            8.75            05/15/20             704,068
    160,000            8.75            08/15/20/(d)/        194,400
    680,000            7.63            02/15/25             743,430
United States Treasury Notes
  1,200,000            6.88            08/31/99           1,223,628
  1,000,000            6.13            07/31/00             999,220
    900,000            7.88            11/15/04             977,202
United States Treasury Principal Only Stripped Securities/(a)/
     80,000            6.03/(a)/       08/15/99              68,774
    740,000            6.55/(a)/       11/15/04/(d)/        447,552
    320,000            6.59/(a)/       05/15/05             186,781
  2,200,000            7.09/(a)/       02/15/19             473,968
    890,000            7.10/(a)/       05/15/20             175,205
--------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $7,102,563)                                    $ 7,042,034
====================================================================

--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

--------------------------------------------------------------------
Principal           Interest           Maturity
 Amount               Rate               Date                 Value
====================================================================
Yankee Bonds--0.1%
Korea Electric Power
$    93,927            7.40%           04/01/16         $    93,712
--------------------------------------------------------------------
Total Yankee Bonds
   (Cost $90,825)                                       $    93,712
====================================================================
Total Fixed Income
   (Cost $34,557,869)                                   $34,597,795
--------------------------------------------------------------------
Short-Term Obligations--0.2%
Argentina Treasury Bill
$    40,000            6.00%/(a)/      02/14/97         $    39,896
Banco Nacional de Com
     50,000           10.63            06/23/97              51,291
Republic of Argentina
     90,000            6.29(a)         05/16/97              88,166
--------------------------------------------------------------------
Total Short-Term Obligations
   (Cost $179,353)                                      $   179,353
====================================================================
Repurchase Agreement--11.0%
Joint Repurchase Agreement Account
$ 9,200,000            5.63%           02/03/97/(d)/    $ 9,200,000
--------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $9,200,000)                                    $ 9,200,000
====================================================================
Total Investments
   (Cost $80,718,346)/(c)/                              $89,222,318
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in which
      value exceeds cost                                $ 9,461,225
   Gross unrealized loss for investments in which
      cost exceeds value                                   (981,857)
--------------------------------------------------------------------
   Net unrealized gain                                  $ 8,479,368
====================================================================

--------------------------------------------------------------------

====================================================================
Futures contracts open at January 31, 1997 are as follows:
                           Number of
                           Contracts     Settlement     Unrealized
          Type              Long(e)        Month        Gain(Loss)
------------------------- ------------ ---------------  -----------
2-Year U.S. Treasury Note        5        March 1997      $(3,438)
10-Year U.S. Treasury Bond      15        March 1997      (25,500)
30-Year U.S. Treasury Bond       2        March 1997       (3,969)
S&P 500 Stock Index              4        March 1997      123,100
-------------------------------------------------------------------
                                                          $90,193
-------------------------------------------------------------------

*     Non-income producing security.
/(a)/ The interest rate disclosed for these securitites represents effective yields to maturity.
/(b)/ TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
/(c)/ The aggregate cost for federal income tax purposes is $80,742,950.
/(d)/ Portions of these securities are being segregated as collateral for futures contracts, TBA (To Be Assigned) securities, covered short sales and/or mortgage dollar rolls.
/(e)/ Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 10-Year and 30-Year U.S. Treasury Bond contract represents $100,000 in notional par value. Each S&P 500 Stock Index represents $50,000 in notional par value. The total net notional amount and market value at risk are $2,900,000 and $4,463,969, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Select Equity Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

     The Goldman Sachs Select Equity Fund is designed to provide investors with a broadly diversified portfolio that can be used as a core holding on which to build an investment program. The fund's investment objective is to provide investors with long-term growth of capital and dividend income through investment in a broadly diversified portfolio of predominantly large-cap and blue-chip equity securities representing all major sectors of the U.S. economy. The fund's mandate is to remain fully invested with industry diversification, capitalization and risk characteristics similar to the aggregate U.S. stock market as represented by the S&P 500 stock index. Therefore, the fund's relative performance compared with the market comes almost exclusively from stock selection within sectors. We believe the fund offers investors an attractive combination of value and growth, without assuming more risk than the broad market.

     The fund employs a disciplined approach that combines fundamental investment research provided by the Goldman Sachs Global Investment Research Department with quantitative analysis generated by the Asset Management Division's proprietary model. Our quantitative system evaluates each stock using many different criteria including valuation measures, growth expectations, earnings momentum and risk. It also objectively analyzes the impact of current economic conditions on different types of stocks. Those stocks ranked highly by both our quantitative model and by Goldman Sachs research are selected for the fund's portfolio.

Performance Review: Quantitative Model Contributed to the Fund's Performance
--------------------------------------------------------------------------------

                                                        Fund Total
                                                          Return        S&P 500
                                                       (based on net     Total
                                                        asset value)     Return
                                                        -----------      ------
 Class A (1/31/96 -1/31/97)*                               23.75%        26.25%
 Class B (5/1/96 -1/31/97)*                                18.59%        22.18%
 Institutional (1/31/96 -1/31/97)*                         24.63%        26.25%
 Service (6/7/96 - 1/31/97)*                               15.92%        18.36%

--------------------------------------------------------------------------------
* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B and Service shares is a cumulative total return (not annualized) from their inception through the end of the period.

     During the period, the fund achieved strong absolute returns, with most of its gains occurring in the second half of the year. When the period began, the fund performed well primarily due to successful stock selection. The Research Department's qualitative ratings were particularly helpful early in the period, when its analysis helped the fund steer clear of underperforming stocks. During the latter half of the year, most of the fund's positive performance came from the Asset Management Division's quantitative model.

     Of the three themes considered by our quantitative model -- value, growth and low-risk -- stocks with value-oriented features, such as low price/earnings ratios, received the highest weighting during most of the period. This emphasis did not work in the fund's favor during the second and third quarters of 1996, when stocks with growth characteristics (strong near-term growth expectations and high price/earnings multiples) outperformed value-oriented stocks. In the fourth quarter, however, our emphasis on value proved to be extremely successful, as stocks with value characteristics soared to record highs and outperformed the other themes by a substantial margin. As a result of this dramatic rebound, value emerged as the dominant investment style for the year.

     Despite the positive results from our quantitative model, the fund underperformed the index because it was

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
unable to keep pace with the dramatic outperformance of the largest 50 stocks, which accounted for a significant portion of the market's gains. In addition, the fund held a slightly higher cash position than usual as the volume of new assets invested in the fund rapidly increased, particularly during the fourth quarter, when the top 50 stocks surged. To address this issue, at the end of 1996 the fund instituted new procedures to ensure that cash balances will be invested more rapidly. Furthermore, we expect that any future market advance will broaden to include stocks beyond the top 50.

     The fund's best performers were large-capitalization stocks from a wide range of sectors, including banks (BankAmerica Corp. and NationsBank Corp.), technology companies (Intel Corp., Microsoft Corp. and IBM Corp.), consumer staples (Procter & Gamble Co.), electrical equipment (General Electric Co.) and tobacco (Philip Morris Companies, Inc.).

     Stocks that fell short of our expectations included some of the fund's utility, telecommunication and oil investments such as Unicom Corp., Airtouch Communications, Inc. and Tenneco, Inc.

Portfolio Composition: Model Increasingly Favored Stocks With Defensive Characteristics

     As of January 31, 1997, the fund held 141 stocks. While its sector exposures were generally in line with the S&P 500 index, the fund was overweighted in electric/gas (5.8% for the fund versus 3.3% for the S&P 500) and energy (10.1% versus 8.0%) and underweighted in consumer nondurables (10.2% versus 12.9%) and telecommunications (3.9% versus 6.3%). These over- and underweightings, as shown in Table II, were the result of the fund's stock selection process and were not a reflection of our economic forecast for specific sectors.

     During the first quarter of 1996, the Fund's quantitative model favored growth characteristics (such as earnings momentum and price momentum) and put a smaller, but still positive, weight on stocks with value or low-risk characteristics (e.g., low beta and low "disappointment" risk). As the year progressed, the fund's strategy became somewhat more defensive as our quantitative model increased its weighting in value and low-risk themes. This shift was triggered by a number of indicators that pointed toward emerging excesses in the equity market: Low cash cushions held by equity mutual funds, the increasing volatility of equity prices, the record-low dividend yields and the divergence in returns between stocks and bonds.

     As a result of our more defensive posture, over the past year we gradually increased the fund's weighting in energy-related companies such as Texaco Inc. and Atlantic Richfield Co., both newcomers to the fund's 10 largest holdings. We also decreased the fund's exposure to consumer noncyclicals, which includes food/agriculture companies (e.g., IBP, Inc. and Kellogg Co.).

     As of the end of the period, the fund's major valuation characteristics were more attractive than the benchmark. These included a lower price/earnings ratio based on 1997 estimated earnings (15.9x versus 17.3x for the S&P 500) as well as a lower price/book ratio (3.0x versus 3.4x). The fund achieved these favorable valuation levels while maintaining growth and risk characteristics in line with those of the S&P 500.

Table I: Top 10 Portfolio Holdings as of 1/31/97
--------------------------------------------------------------------------------

                                                     Percentage of
                                                       Total Net
 Company                      Line of Business           Assets
 General Electric Co.         Electronics                 2.9%
 Intel Corp.                  Semiconductors              2.8%
                                and Electronics
 Exxon Corp.                  Petroleum and               2.2%
                                Natural Gas
 Microsoft Corp.              Computer Software           2.1%
 Texaco Inc.                  Petroleum and               2.0%
                                Natural Gas
 Merck & Co., Inc.            Pharmaceuticals             1.9%
 Atlantic Richfield Co.       Petroleum and               1.7%
                                Natural Gas
 Bristol-Myers Squibb Co.     Pharmaceuticals             1.7%
 Philip Morris Companies,     Tobacco and Food            1.7%
   Inc.                         Products
 Travelers Group, Inc.        Financial Services          1.6%

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Select Equity Fund (continued)


--------------------------------------------------------------------------------
Table II: Sector Breakout as of 1/31/97
--------------------------------------------------------------------------------

                                         Percentage of
                            Percentage      S&P 500
 Industry Sectors          of Portfolio      Index       Difference
 Finance                       17.8%         16.2%          1.6%
 Consumer Nondurables          10.2%         12.9%         -2.7%
 Energy                        10.1%          8.0%          2.1%
 Health                         9.6%         10.4%         -0.8%
 Technology                     9.3%         10.9%         -1.6%
 Basic Industry                 7.9%          7.1%          0.8%
 Capital Spending               6.5%          5.6%          0.9%
 Electric/Gas                   5.8%          3.3%          2.5%
 Miscellaneous                  4.4%          5.0%         -0.6%
 Retail                         4.3%          3.6%          0.7%
 Telecommunications             3.9%          6.3%         -2.4%
 Consumer Services              3.8%          4.8%         -1.0%
 Consumer Durables              2.6%          2.5%          0.1%
 Aerospace                      1.8%          2.0%         -0.2%
 Transportation                 1.1%          1.4%         -0.3%
 Cash                           1.0%          0.0%          1.0%

--------------------------------------------------------------------------------

Outlook

     Goldman Sachs expects the U.S. equity market to continue to advance in 1997, although returns will likely be more modest than the unusually strong results of 1995 and 1996. In addition, we expect equity gains to broaden beyond the top 50 stocks. In 1997, we will continue to maintain a balanced approach by considering risk, value and growth simultaneously.

However, the relative importance of avoiding riskier stocks has increased in the current market environment, which is likely to result in greater emphasis on defensive stocks with below-average price volatility, attractive valuations and lower possibility of near-term earnings disappointments.


/s/ Robert C. Jones

Robert C. Jones
Senior Portfolio Manager,
Quantitative Equity


/s/ Kent A. Clark

Kent A. Clark
Portfolio Manager,
Quantitative Equity


/s/ Victor H. Pinter

Victor H. Pinter
Portfolio Manager,
Quantitative Equity

March 3, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Select Equity Fund
January 31, 1997

--------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                        Class A

                [LINE GRAPH APPEARS HERE]

           GS Select Eq        GS Select Eq
              Class A             Class A
         (w/sales charge)    (no/sales charge)   S&P 500
         ----------------    ----------------    -------
5/24/91        9,450              10,000          10,000
1/31/92       10,112              10,701          11,092
1/31/93       10,548              11,162          12,266
1/31/94       12,144              12,851          13,846
1/31/95       12,009              12,708          13,919
1/31/96       16,654              17,617          19,306
1/31/97       20,613              21,813          24,390
                             Class B

                     [LINE GRAPH APPEARS HERE]

           GS Select Eq             GS Select Eq
              Class B                  Class B
      (no redemption charge)    (w/redemption charge)     S&P 500
      ----------------------    ---------------------     -------
5/1/96        10,000                   10,000              10,000
1/31/97       11,859                   11,359              12,218
                  Institutional

            [LINE GRAPH APPEARS HERE]

                   GS Select Eq
                Institutional Class     S&P 500
                -------------------     -------
6/15/95                10,000            10,000
1/31/96                12,014            12,029
1/31/97                14,983            15,197
                 Service

         [LINE GRAPH APPEARS HERE]

                   GS Select Eq
                    Serv. Class    S&P 500
                   ------------    -------
6/7/96                10,000        10,000
1/31/97               11,592        11,836

                                ------------------------------------------------
                                          Average Annual Total Return
                                ------------------------------------------------
                                      One Year          Since Inception/(a)/
--------------------------------------------------------------------------------
Class A, no sales charge               23.75%                  14.67%
--------------------------------------------------------------------------------
Class A, w/sales charge                16.98%                  13.54%
--------------------------------------------------------------------------------
Class B, no redemption charge            N/A                   18.59% /(b)/
--------------------------------------------------------------------------------
Class B, w/redemption charge             N/A                   13.59% /(b)/
--------------------------------------------------------------------------------
Institutional Class                    24.63%                  28.04%
--------------------------------------------------------------------------------
Service Class                            N/A                   15.92% /(b)/
--------------------------------------------------------------------------------

/(a)/ Class A, Class B, Institutional and Service shares commenced operations on
      May 24, 1991, May 1, 1996, June 15, 1995 and June 7, 1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
Goldman Sachs Select Equity Fund
--------------------------------------------------------------------
January 31, 1997
--------------------------------------------------------------------


--------------------------------------------------------------------

Shares         Description                                    Value
--------------------------------------------------------------------
Common Stocks--97.3%

Aerospace--0.8%
 43,600        United Technologies Corp.              $   3,041,100
--------------------------------------------------------------------
Agency/Government--0.9%
 93,800        Federal National Mortgage Assn.            3,705,100
--------------------------------------------------------------------
Agriculture/Heavy Equipment--2.5%
 25,100        Case Corp.                                 1,330,300
 55,500        Caterpillar, Inc.                          4,308,188
 44,100        Conagra, Inc.                              2,227,050
 48,900        Tenneco, Inc.                              1,956,000
--------------------------------------------------------------------
                                                          9,821,538
--------------------------------------------------------------------
Airlines--1.2%
 19,700        AMR Corp.*                                 1,585,850
 38,500        Delta Air Lines, Inc.                      3,041,500
--------------------------------------------------------------------
                                                          4,627,350
--------------------------------------------------------------------
Alcohol--0.2%
 21,600        Anheuser Busch Companies, Inc.               918,000
--------------------------------------------------------------------
Appliance Manufacturer--1.0%
 38,300        Emerson Electric Co.                       3,782,125
--------------------------------------------------------------------
 Auto/Original Equipment Manufacturer--0.3%
 23,100        Cummins Engine, Inc.                       1,215,638
--------------------------------------------------------------------
Auto/Vehicle--1.5%
 25,200        Chrysler Corp.                               878,850
 32,200        Ford Motor Co.                             1,034,425
 70,700        General Motors Corp.                       4,171,300
--------------------------------------------------------------------
                                                          6,084,575
--------------------------------------------------------------------
Bank Holding Companies--0.4%
 26,000        Comerica, Inc.                             1,485,250
--------------------------------------------------------------------
Banks--6.0%
 33,550        Banc One Corp.                             1,522,331
 48,000        Bank of New York, Inc.                     1,758,000
 46,400        BankAmerica Corp.                          5,179,400
 12,900        Chase Manhattan Corp.                      1,193,250
 25,800        Citicorp                                   3,002,475
 28,500        First Bank System, Inc.                    2,166,000
 34,400        First Chicago Corp.                        1,965,100
  6,400        First Union Corp.                            535,200
 48,400        NationsBank Corp.                          5,227,200
  4,500        Wells Fargo & Company                  $   1,371,375
--------------------------------------------------------------------
                                                         23,920,331
--------------------------------------------------------------------
Beverages--1.6%
 41,900        Coca Cola Co.                              2,424,963
 115,300       Pepsico, Inc.                              4,021,088
--------------------------------------------------------------------
                                                          6,446,051
--------------------------------------------------------------------
Business Services--0.2%
 19,100        Automatic Data Processing, Inc.              790,263
--------------------------------------------------------------------
Chemicals-Commodity--2.1%
 46,000        Dow Chemicals Co.                          3,547,750
 20,600        Du Pont EI de Nemours                      2,258,275
 68,900        Monsanto Co.                               2,609,588
--------------------------------------------------------------------
                                                          8,415,613
--------------------------------------------------------------------
Chemicals-Specialty--1.0%
 37,800        Allied Signal, Inc.                        2,655,450
 27,700        Morton International, Inc.                 1,125,313
--------------------------------------------------------------------
                                                          3,780,763
--------------------------------------------------------------------
Commercial Services--0.3%
 32,500        Interim Services, Inc.*                    1,178,125
--------------------------------------------------------------------
Communications Services Companies--1.5%
 75,500        Airtouch Communications, Inc.*             1,953,563
 96,100        Sprint Corp.                               3,916,075
--------------------------------------------------------------------
                                                          5,869,638
--------------------------------------------------------------------
Communications Technology--0.8%
 37,403        Lucent Technologies, Inc.                  2,029,113
 15,200        Motorola Inc.                              1,037,400
--------------------------------------------------------------------
                                                          3,066,513
--------------------------------------------------------------------
Computers--0.9%
 65,200        Hewlett Packard Co.                        3,431,150
--------------------------------------------------------------------
Computers & Peripherals--3.7%
 45,400        Cisco Systems, Inc.*                       3,166,650
 35,000        Compaq Computer Corp.*                     3,040,625
 20,300        Eastman Kodak Co.                          1,761,025
 33,400        International Business Machines            5,252,150
 51,100        Sun Microsystems, Inc.*                    1,622,425
--------------------------------------------------------------------
                                                         14,842,875
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------

Shares         Description                                    Value
--------------------------------------------------------------------
Common Stocks (continued)
Construction/Environmental Services--0.2%
 13,300        Armstrong World Industries, Inc.       $     944,300
--------------------------------------------------------------------
Consumer Staples--3.4%
 51,700        American Home Products Corp.               3,276,488
 13,300        Clorox Co.                                 1,577,713
 60,200        Gillette Co.                               4,906,300
 33,400        Procter & Gamble Co.                       3,857,700
--------------------------------------------------------------------
                                                         13,618,201
--------------------------------------------------------------------
Defense--1.4%
 5,400         Boeing Co.                                   578,475
 17,700        McDonnell Douglas Corp.                    1,190,325
 18,500        Textron, Inc.                              1,801,438
 36,800        TRW, Inc.                                  1,867,600
--------------------------------------------------------------------
                                                          5,437,838
--------------------------------------------------------------------
Department Stores--3.2%
 147,400       Dayton Hudson Corp.                        5,545,925
 38,000        Federated Dept. Stores, Inc.*              1,249,250
 18,900        Mercantile Stores Co.                        926,100
 65,700        Sears Roebuck & Co.                        3,153,600
 72,100        Walmart Stores, Inc.                       1,712,375
--------------------------------------------------------------------
                                                         12,587,250
--------------------------------------------------------------------
Electric Utilities--4.7%
 76,300        Duke Power Co.                             3,576,563
 128,700       Edison International, Inc.                 2,750,963
 31,500        Empresa Nacional de Electric ADR           2,071,125
 139,600       Niagara Mohawk Power*                      1,413,450
 57,700        Public Service Company of New Mexico       1,154,000
 92,800        Texas Utilities Co.                        3,758,400
 156,300       Unicom Corp.                               3,692,588
--------------------------------------------------------------------
                                                         18,417,089
--------------------------------------------------------------------
Electrical Equipment Manufacturer--2.9%
 112,200       General Electric Co.                      11,556,600
--------------------------------------------------------------------
Financial Services--0.7%
 53,300        Providian Corp.                            2,871,538
--------------------------------------------------------------------
Food Producers--0.5%
 10,600        CPC International, Inc.                      814,875
 16,400        Ralston Purina Co.                         1,289,450
--------------------------------------------------------------------
                                                          2,104,325
--------------------------------------------------------------------
Forest Products--2.6%
 78,600        Avery Dennison Corp.                       2,878,725
 32,000        Champion International Corp.               1,340,000
 32,600        Georgia Pacific Corp.                      2,400,175
 26,000        International Paper Co.                    1,062,750
 19,700        Mead Corp.                                 1,108,125
 30,700        Weyerhaeuser Co.                           1,396,850
--------------------------------------------------------------------
                                                         10,186,625
--------------------------------------------------------------------
Funeral Services--0.2%
 29,600        Service Corp. International                  858,400
--------------------------------------------------------------------
Gas Distribution & Pipeline--1.2%
 55,600        Columbia Gas Systems, Inc.                 3,620,950
 22,900        Panenergy Corp.                            1,056,263
--------------------------------------------------------------------
                                                          4,677,213
--------------------------------------------------------------------
Health Suppliers/Services--1.3%
 73,200        Johnson & Johnson                          4,218,150
 15,800        Medtronic Inc.                             1,082,300
--------------------------------------------------------------------
                                                          5,300,450
--------------------------------------------------------------------
Healthcare Management--0.8%
 55,800        Columbia HCA Healthcare                    2,204,100
 38,300        Manor Care, Inc.                             976,650
--------------------------------------------------------------------
                                                          3,180,750
--------------------------------------------------------------------
Information Management--0.7%
 114,100       Dun & Bradstreet Corp.                     2,738,400
--------------------------------------------------------------------
Insurance Brokers & Other Insurance--0.3%
 24,600        Exel Insurance Ltd.                        1,042,425
--------------------------------------------------------------------
Insurance-Life--2.6%
 29,100        American General Corp.                     1,160,363
 18,700        Cigna Corp.                                2,835,388
 122,933       Travelers Group,  Inc.                     6,438,616
--------------------------------------------------------------------
                                                         10,434,367
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Select Equity Fund (continued)
January 31, 1997


--------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks (continued)
Insurance-Property and Casualty--2.2%
 25,956        Allstate Corp.                         $   1,706,607
 36,850        American International Group, Inc.         4,463,456
 68,500        Safeco Corp.                               2,603,000
--------------------------------------------------------------------
                                                          8,773,063
--------------------------------------------------------------------
Integrated Oil--11.1%
 22,100        Amoco Corp.                                1,922,700
 51,800        Atlantic Richfield Co.                     6,850,550
 84,300        Exxon Corp.                                8,735,574
 46,800        Kerr McGee Corp.                           3,217,500
 17,200        Mobil Corp.                                2,257,500
 52,000        Norsk Hydro ADR                            2,925,000
 32,000        Phillips Petroleum Co.                     1,412,000
 26,600        Royal Dutch Petroleum ADR                  4,615,100
 75,700        Texaco, Inc.                               8,014,738
 97,300        Unocal Corp.                               4,098,763
--------------------------------------------------------------------
                                                         44,049,425
--------------------------------------------------------------------
Investment Brokers & Managers--2.7%
 52,500        Merrill Lynch Co.                          4,423,125
 38,300        Morgan Stanley Group, Inc.                 2,187,888
 76,900        Salomon, Inc.                              4,248,725
--------------------------------------------------------------------
                                                         10,859,738
--------------------------------------------------------------------
Local Phone Companies--2.3%
 53,600        Ameritech Corp.                            3,202,600
 67,100        GTE Corp.                                  3,153,700
 104,900       Worldcom, Inc.*                            2,635,613
--------------------------------------------------------------------
                                                          8,991,913
--------------------------------------------------------------------
Machinery and Equipment--0.6%
 20,100        Dover Corp.                                  994,950
 29,300        Ingersoll-Rand Co.                         1,336,813
--------------------------------------------------------------------
                                                          2,331,763
--------------------------------------------------------------------
Media/Entertainment--1.4%
 41,400        King World Productions, Inc.*              1,619,775
 54,942        Walt Disney Co.                            4,024,502
--------------------------------------------------------------------
                                                          5,644,277
--------------------------------------------------------------------
Nonferrous Metals--1.3%
 15,900        Phelps Dodge Corp.                         1,111,013
 72,800        Tyco International Ltd.                    4,158,700
--------------------------------------------------------------------
                                                          5,269,713
--------------------------------------------------------------------
Office & Business Equipment--0.5%
 36,400        Xerox Corp.                                2,133,950
--------------------------------------------------------------------
Oil & Gas Exploration--0.4%
 31,100        Burlington Resources, Inc.                 1,547,225
--------------------------------------------------------------------
Pharmaceuticals--6.7%
 51,100        Abbott Labs                                2,778,563
 53,100        Bristol Myers Squibb                       6,743,700
 18,600        Eli Lilly & Co.                            1,620,525
 82,100        Merck & Co.                                7,450,575
 23,600        Pfizer, Inc.                               2,191,850
 31,700        Pharmacia & Upjohn, Inc.                   1,180,825
 47,600        Schering Plough Corp.                      3,599,750
 13,800        Warner Lambert Co.                         1,110,900
--------------------------------------------------------------------
                                                         26,676,688
--------------------------------------------------------------------
Recreational Products--0.2%
 29,407        Mattel, Inc.                                 827,072
--------------------------------------------------------------------
Restaurants & Hotels--1.0%
 14,000        HFS, Inc.*                                   980,000
 23,000        ITT Corp.*                                 1,313,875
 40,200        McDonalds Corp.                            1,829,100
--------------------------------------------------------------------
                                                          4,122,975
--------------------------------------------------------------------
Retail--0.7%
 34,100        Home Depot, Inc.                           1,687,950
 29,900        TJX Companies, Inc.                        1,188,525
--------------------------------------------------------------------
                                                          2,876,475
--------------------------------------------------------------------
Retail-Specialty--1.2%
 48,200        Gap, Inc.                                  1,385,750
 49,600        Nike,  Inc.                                3,366,600
--------------------------------------------------------------------
                                                          4,752,350
--------------------------------------------------------------------
Semiconductors & Electronics--2.8%
 67,800        Intel Corp.                               11,000,550
--------------------------------------------------------------------
Software--2.7%
 33,350        Computer Associates International,
               Inc.                                       1,513,256
 79,900        Microsoft Corp.*                           8,149,800
 24,600        Oracle Corp.*                                956,325
--------------------------------------------------------------------
                                                         10,619,381
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks (continued)
Supermarkets--0.9%
 63,300        Great A&P Tea Co., Inc.                $   1,978,125
 31,200        Safeway, Inc.*                             1,489,800
--------------------------------------------------------------------
                                                          3,467,925
--------------------------------------------------------------------
Technical Services--0.4%
 22,800        3Com Corp.*                                1,530,450
--------------------------------------------------------------------
Technology Capital Goods--0.7%
 18,800        Applied Materials, Inc.*                     928,250
 22,000        Harris Corp.                               1,674,750
--------------------------------------------------------------------
                                                          2,603,000
--------------------------------------------------------------------
Telecommunications--0.2%
 17,000        Tellabs, Inc.*                               700,188
--------------------------------------------------------------------
Textiles--1.1%
 22,500        Liz Claiborne, Inc.                          947,813
 33,200        Sara Lee Corp.                             1,311,400
 30,800        VF Corp.                                   2,048,200
--------------------------------------------------------------------
                                                          4,307,413
--------------------------------------------------------------------
Tire & Other Related Rubber Products--0.8%
 36,800        BF Goodrich Co.                            1,508,800
 29,800        Goodyear Tire & Rubber Co.                 1,624,100
--------------------------------------------------------------------
                                                          3,132,900
--------------------------------------------------------------------
Tobacco--1.7%
 55,600        Philip Morris Companies, Inc.              6,609,450
--------------------------------------------------------------------
Total Common Stocks
   (Cost $294,916,122)                                $ 385,205,653
====================================================================
Rights--0.9%
Insurance--0.2%
 9,400         MBIA, Inc.,* exp. 12/12/01             $     903,575
--------------------------------------------------------------------
Insurance-Life--0.4%
 36,400        Protective Life Corp.*, exp. 07/13/97      1,442,350
--------------------------------------------------------------------
Specialty Finance--0.3%
 19,100        Beneficial Corp.,* exp. 11/23/97           1,284,475
--------------------------------------------------------------------
Total Rights
   (Cost $2,826,759)                                  $   3,630,400
--------------------------------------------------------------------

Principal
Amount       Description                                     Value
====================================================================
U.S. Treasury Obligations--0.2%
$   841,000  U.S. Treasury Bill
             5.08%, 05/29/97/(b)/                     $     827,118
--------------------------------------------------------------------
Total U.S. Treasury Obligations
   (Cost $827,118)                                    $     827,118
--------------------------------------------------------------------
Repurchase Agreement--0.9%
$ 3,600,000  Joint Repurchase Agreement Account
             5.63%, 02/03/97                          $   3,600,000
--------------------------------------------------------------------
Total Repurchase Agreements
   (Cost $3,600,000)                                  $   3,600,000
--------------------------------------------------------------------
Total Investments
   (Cost $302,169,999)/(a)/                           $ 393,263,171
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                        $  94,373,749
   Gross unrealized loss for investments in
      which cost exceeds value                           (3,489,045)
--------------------------------------------------------------------
   Net unrealized gain                                $  90,884,704
====================================================================


Futures Contracts open at January 31, 1997 are as follows:

                          Number of
                          Contracts     Settlement    Unrealized
Type                      Long/(c)/     Month         Gain
------------------------- ------------- ------------ ----------------
S&P 500 Stock Index            7        March 1997    $91,800


*  Non-income producing security.

/(a)/The aggregate cost for federal income tax purposes is $302,378,467.

/(b)/Portion of this security is being segregated as collateral for futures contracts.

/(c)/Each S&P 500 Stock Index represents $50,000 in notional par value. The total net notional amount and net market value at risk are $350,000 and $2,756,250, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Growth and Income Fund

--------------------------------------------------------------------------------
Objective and Investment Approach

        The Goldman Sachs Growth and Income Fund seeks long-term growth of capital and growth of income primarily through investments in a diversified portfolio of common stocks and other equity securities. The fund is managed with a value style, which means we focus on companies whose stocks we believe are inexpensive relative to their expected long-term earnings growth and their ability to pay dividends. Investments may include well-known companies that are temporarily out of favor due to cyclical economic conditions or are experiencing near-term difficulties the portfolio managers judge to be temporary in nature. In-depth fundamental research of a company's financial structure, its competitive position in the market and its management's commitment to increasing shareholder value are all critical parts of the fund's investment approach. Though we are not sector investors, we closely monitor the fund's sector and industry exposures compared with the benchmark in an effort to avoid unintentional over- or underweightings.

Performance Review: The Fund Outperformed the Index...


------------------------------------- ----------------- -----------
                                         Fund Total
                                           Return        S&P 500
                                       (based on net      Total
                                        asset value)      Return
                                        -----------       ------
Class A  (1/31/96 - 1/31/97)*              28.42%         26.25%
Class B  (5/1/96 - 1/31/97)*               22.23%         22.18%
Institutional (6/3/96 - 1/31/97)*          20.77%         19.11%
Service (3/6/96 - 1/31/97)*                23.87%         22.20%
------------------------------------- ----------------- -----------

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B, Institutional and Service shares is a cumulative total return (not annualized) from their inceptions through the end of the period.

        The U.S. stock market continued to soar during the period under review, adding to the impressive performance recorded during the prior year. Most of the market's gains occurred during the latter half of the period, when equities rebounded strongly following a sharp correction in July.

        We are pleased to report that all of the fund's share classes outperformed the S&P 500 stock index during the past fiscal year. Most notably, its Class A shares returned 28.42% (at net asset value) versus 26.25% for the index. During the period, the fund increased its regular quarterly dividend.

 ...And Fared Very Well Relative to Its Peers

        We are proud to announce that for the three-year period ended January 31, 1997, the fund's Class A shares were rated "five stars" (out of 1,858 domestic equity funds) by Morningstar, Inc., an independent mutual fund rating agency. The "five star" designation is Morningstar's highest rating for historical risk-adjusted performance, and is given to mutual funds that Morningstar determines to be in the top 10% of their category.1

         In addition, the fund's Class A shares ranked within the top 10% of the Lipper growth and income category (53rd of 533) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B, Institutional and Service shares

-------------------------

1 Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 1/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. For the one-year period, the Class A shares received four stars and was rated among 2,990 domestic equity funds. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B, Institutional and Service shares have not been rated. Class B, Institutional and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are five Morningstar categories (domestic equity, international equity, fixed income, municipal and hybrid). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
were not ranked because they did not exist during the full year.)

Financial, Technology and Energy Stocks Were Among the Fund's Best Performers

        The fund's outperformance came from successful stock selection in a wide range of industries, led by finance, its largest sector weighting at 18.0%. Technology and energy investments also did well. In addition, the fund benefited significantly from our decision to limit its exposure in the media and communication sector. Our concerns regarding increased competition between the local exchange and long-distance companies and high valuations in the sector proved to be on target.

        In the financial sector, top performers were BankAmerica Corp. and NationsBank Corp., the country's third and fourth largest banks, respectively. BankAmerica Corp. increased its focus on aggressive capital management, which resulted in its exiting unprofitable businesses and buying back some of its stock. NationsBank Corp. acquired Bank South Corp. and Boatmen's Bancshares, Inc., and investors began to realize the benefits of its cost structure due to its acquisitions over the past few years.

        Technology holdings that performed well included Intel Corp., the dominant microprocessor manufacturer, which was purchased when the sector was depressed due to concerns that the personal computer upgrade cycle had slowed. Intel quickly rebounded when investors recognized the advantages of its dominant market position, and we subsequently sold the stock when it reached our target price. We saw solid gains from Avnet, Inc., the second largest distributor of semiconductors and other electronic components, which we viewed as an inexpensive opportunity to participate in the growth of the technology sector.

        The fund was also well served by a number of its energy-related investments. Tosco Corp., an oil refiner and distributor, more than doubled in price as it continued to consolidate its market position through an ambitious acquisition strategy, and Texaco Inc. benefited from higher petroleum prices and a restructuring program that meaningfully improved profits.

        In addition, several holdings appreciated due to special situations. Our confidence in Long Island Lighting Co., a New York-based utility, which had been shunned by many other investors, was handsomely rewarded when the stock soared after Brooklyn Union Gas Co. made an attractive bid for the company in January. The fund also benefited when McDonnell Douglas Corp., one of our long-term positions, was acquired by Boeing Co. at a very favorable price. Sunbeam Corp., a leading consumer products company, met with an enthusiastic investor response to the aggressive restructuring program initiated by its new CEO.

Paper and Chemical Stocks Were Weak

        Disappointing performers included three companies impacted by overcapacity in their respective industries: Georgia-Pacific Corp. and Stone Container Corp., both manufacturers of paper products, and Geon Corp., a manufacturer of polyvinyl chloride. We continue to have confidence in these companies and expect their prospects to improve over time.

Additional Investments in a Variety of Sectors

        During the period, we added a number of new holdings. These included Dean Witter, Discover & Co., which we viewed as undervalued based on the potential of its broker-dealer/asset management business and its large Discover credit card business. In February 1997, Dean Witter, Discover & Co. announced its intention to merge with investment bank Morgan Stanley. We also invested in Unicom Corp., an electric utility that operates 12 nuclear units at six sites. Unicom generates excess capital and, unlike many other electric utilities, has no utility power purchase problems. We established a position after its stock price declined due to a mandated increase in spending on operations and maintenance, an issue that management believes will not impair the company's long-

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Growth and Income Fund (continued)

--------------------------------------------------------------------------------

term prospects. Also notable was our decision to increase the fund's position in Tenet Healthcare Corp., a long-term holding, based on its prospects for improved efficiencies resulting from the integration of its acquisition of OrNda Healthcorp., a for-profit hospital chain.

Sales Included Several Financial and Technology Positions

           We sold several stocks after they appreciated and reached our price targets. These included Anheuser-Busch Co., Inc., the world's largest brewer, which reported strong earnings; Greenpoint Financial Corp., which benefited from increased investor appreciation of the value of its "no-documentation--low-documentation" mortgage franchise; and technology holdings Compaq Computer Corp. and Intel Corp.


--------------------------------------------------------------------------------
 Top 10 Portfolio Holdings as of January 31, 1997
                                                      Percentage
                                                     of Total Net

 Company                       Line of Business         Assets
 Aetna Inc.                    Healthcare Service        3.3%
                                 Provider
 Tenet Healthcare Corp.        Hospitals                 3.3%
 Lear Corp.                    Autoparts/Original        3.0%
                                 Equipment
 Cigna Corp.                   Insurance                 2.9%
 Brunswick Corp.               Pleasure                  2.9%
                                 Boats/Marine
                                 Engines
 Dean Witter, Discover & Co.   Financial Services        2.8%
 Goodyear Tire & Rubber Co.    Tire and Rubber           2.8%
                                 Products
 Philip Morris Companies,      Tobacco and Food          2.7%
   Inc.                          Products
 Avnet, Inc.                   Electronic                2.7%
                                 Components
                                 Distributor
 BankAmerica Corp.             Commercial Bank           2.6%

--------------------------------------------------------------------

Outlook

           As we enter the seventh year of a bull market for U.S. equities, we view the market as moderately overvalued and therefore unlikely to match the strong return it achieved in 1996. In this environment, it is particularly noteworthy that the fund's holdings continue to be attractively valued even after last year's rally. Our focus on undervalued stocks and extensive fundamental research will continue to be extremely important in the more challenging market we anticipate ahead.


/s/ Ronald E. Gutfleish                                /s/ G. Lee Anderson
------------------------                               -------------------------
Ronald E. Gutfleish                                    G. Lee Anderson
Senior Portfolio Manager,                              Portfolio Manager,
U.S. Active Equity Value                               U.S. Active Equity Value



                                /s/ Eileen A. Aptman
                                --------------------
                                Eileen A. Aptman
                                Portfolio Manager,
                                U.S. Active Equity Value

March 3, 1997

-------------------------------------------------------------------------------
Goldman Sachs Growth and Income Fund
January 31, 1997

-------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                             Class A

                    [LINE GRAPH APPEARS HERE]

            GS Growth & Inc      GS Growth & Inc
               Class A              Class A
           (w/sales charge)     (no sales charge)     S&P 500
           ----------------     -----------------     -------
2/5/93         $ 9,450              $10,000           $10,000
1/31/94         10,686               11,308            11,073
1/31/95         11,110               11,757            11,132
1/31/96         14,716               15,573            15,436
1/31/97         18,911               20,012            19,501
                             Class B

                    [LINE GRAPH APPEARS HERE]

            GS Growth & Inc        GS Growth & Inc
               Class B                Class B
           (no redemp charge)     (w/redemp charge)    S&P 500
           ------------------     -----------------    -------
5/1/96        $10,000                $10,000           $10,000
1/31/97        12,223                 11,723            12,218

              Institutional

        [LINE GRAPH APPEARS HERE]

           GS Growth & Inc
         Institutional Class     S&P 500
         -------------------     -------
6/3/96        $10,000            $10,000
1/31/97        12,077             11,911

                 Service

        [LINE GRAPH APPEARS HERE]

           GS Growth & Inc
            Service Class     S&P 500
           ---------------    -------
3/6/96        $10,000         $10,000
1/31/97        12,387          12,220

                                    --------------------------------------------
                                              Average Annual Total Return
                                    --------------------------------------------
                                          One Year         Since Inception /(a)/
--------------------------------------------------------------------------------
Class A, no sales charge                   28.42%                  18.98%
--------------------------------------------------------------------------------
Class A, w/sales charge                    21.39%                  17.31%
--------------------------------------------------------------------------------
Class B, no redemption charge               N/A                    22.23% /(b)/
--------------------------------------------------------------------------------
Class B, w/redemption charge                N/A                    17.23% /(b)/
--------------------------------------------------------------------------------
Institutional Class                         N/A                    20.77% /(b)/
--------------------------------------------------------------------------------
Service Class                               N/A                    23.87% /(b)/
--------------------------------------------------------------------------------

/(a)/ Class A, Class B, Institutional and Service shares commenced operations on
      February 5, 1993, May 1, 1996, June 3, 1996 and March 6, 1996,
      respectively.

/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
-------------------------------------------------------------------
Goldman Sachs Growth and Income Fund
January 31, 1997


-------------------------------------------------------------------

Shares           Description                                  Value
===================================================================
Common Stocks--93.2%

Airlines--3.2%
 96,100        AMR Corp.*                             $   7,736,050
 463,600       Continental Airlines, Inc.*               12,980,800
-------------------------------------------------------------------
                                                         20,716,850
-------------------------------------------------------------------
Appliance Manufacturer--1.9%
 440,900       Sunbeam Corp.                             12,234,975
-------------------------------------------------------------------
Auto/Original Equipment Manufacturer--3.0%
 512,800       Lear Corp.*                               19,165,900
-------------------------------------------------------------------
Auto/Vehicle--2.0%
 394,800       Ford Motor Co.                            12,682,950
-------------------------------------------------------------------
Banks--8.3%
 146,600       BankAmerica Corp.                         16,364,225
 64,900        Chase Manhattan Corp.                      6,003,250
 117,800       Fleet Financial Group Inc.                 6,361,200
 146,900       NationsBank Corp.                         15,865,200
 96,500        Republic of New York Corp.                 8,552,313
-------------------------------------------------------------------
                                                         53,146,188
-------------------------------------------------------------------
Chemicals-Commodity--2.0%
 439,800       Geon Co.                                   8,246,250
 97,400        Union Carbide Corp.                        4,419,525
-------------------------------------------------------------------
                                                         12,665,775
-------------------------------------------------------------------
Defense--3.4%
 225,100       McDonnell Douglas Corp.                   15,137,975
 79,800        Northrop Grumman Corp.                     6,234,375
 6,300         Thiokol Corp.                                352,800
-------------------------------------------------------------------
                                                         21,725,150
-------------------------------------------------------------------
Department Stores--1.6%
 207,700       Sears Roebuck & Co.                        9,969,600
-------------------------------------------------------------------
Electric Utilities--5.1%
 95,100        CMS Energy Corp.                           3,185,850
 641,400       Long Island Lighting Co.                  14,591,850
 632,300       Unicom Corp.                              14,938,088
-------------------------------------------------------------------
                                                         32,715,788
-------------------------------------------------------------------
Food--2.8%
 582,200       Chiquita Brands International, Inc.        8,514,675
 58,400        Unilever Inc.                              9,606,800
-------------------------------------------------------------------
                                                         18,121,475
-------------------------------------------------------------------
Forest Products--1.9%
 161,500       Georgia Pacific Corp.                     11,890,438
-------------------------------------------------------------------
Health Suppliers/Services--2.0%
 280,800       Baxter International, Inc.                12,951,900
-------------------------------------------------------------------
Healthcare Management--6.6%
 266,400       Aetna Inc.                                21,045,600
 768,500       Tenet Healthcare Corp.*                   20,749,500
-------------------------------------------------------------------
                                                         41,795,100
-------------------------------------------------------------------
Home Builders--3.1%
 232,800       Centex Corp.                               9,079,200
 388,500       Lennar Corp.                              10,343,813
-------------------------------------------------------------------
                                                         19,423,013
-------------------------------------------------------------------
Insurance-Life--4.3%
 123,600       Cigna Corp.                               18,740,850
 166,200       Lincoln National Corp.                     8,912,475
-------------------------------------------------------------------
                                                         27,653,325
-------------------------------------------------------------------
Insurance-Property & Casualty--1.4%
 16,100        Integon Corp.                                223,388
 237,600       Partner Re Holding Ltd.                    8,434,800
-------------------------------------------------------------------
                                                          8,658,188
-------------------------------------------------------------------
Integrated Oil--4.8%
 121,400       Atlantic Richfield Co.                    16,055,150
 138,900       Texaco, Inc.                              14,706,038
-------------------------------------------------------------------
                                                         30,761,188
-------------------------------------------------------------------
Logistics/Rails--1.8%
 415,700       Canadian Pacific Ltd.                     11,275,863
-------------------------------------------------------------------
Logistics/Trucking--2.0%
 512,100       Consolidated Freightways, Inc.            12,994,538
-------------------------------------------------------------------
Oil Refining & Marketing--3.6%
 187,700       Ashland Inc.                               8,094,563
 166,800       Tosco Corp.                               14,761,800
-------------------------------------------------------------------
                                                         22,856,363
-------------------------------------------------------------------
Packaging--2.5%
 661,600       Owens Illinois Corp.*                     15,713,000
-------------------------------------------------------------------
Recreational Products--2.9%
 724,800       Brunswick Corp.                           18,210,600
-------------------------------------------------------------------
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------



-------------------------------------------------------------------

Shares           Description                                  Value
-------------------------------------------------------------------
Common Stocks (continued)
Security and Commodity Brokers, Dealers and Services--1.0%
 195,900       Lehman Brothers Holdings, Inc.         $   6,195,338
-------------------------------------------------------------------
Semiconductors & Electronics--2.7%
 275,100       Avnet, Inc.                               17,021,813
-------------------------------------------------------------------
Software--1.1%
 214,300       Autodesk, Inc.                             6,777,238
-------------------------------------------------------------------
Specialty Finance--2.8%
 470,200       Dean Witter Discover & Co.                17,926,375
-------------------------------------------------------------------
Steel--1.6%
 251,600       AK Steel Holding Corp.                    10,126,900
-------------------------------------------------------------------
Supermarkets--3.4%
 726,500       Fleming Companies, Inc.                   11,714,813
 316,700       Supervalu, Inc.                            9,778,113
-------------------------------------------------------------------
                                                         21,492,926
-------------------------------------------------------------------
Textiles--2.4%
 374,400       Fruit of The Loom, Inc.*                  15,022,800
-------------------------------------------------------------------
Tire & Other Related Rubber Products--2.8%
 320,900       Goodyear Tire & Rubber Co.                17,489,050
-------------------------------------------------------------------
Tobacco--5.2%
 63,700        Loews Corp.                                6,298,338
 144,700       Philip Morris Companies, Inc.             17,201,204
 187,480       RJR Nabisco, Inc.                          6,139,970
 115,600       Universal Corp.                            3,583,600
-------------------------------------------------------------------
                                                         33,223,112
-------------------------------------------------------------------
Total Common Stocks
   (Cost $465,569,279)                                $ 592,603,719
===================================================================
Preferred Stocks--0.6%
Food--0.3%
 44,600        Chiquita Brands International, Inc.
               Convertible, 5.75%                     $   2,073,900
-------------------------------------------------------------------
Tobacco--0.3%
 287,100       RJR Nabisco, Inc., Class C 9.25%           1,902,038
-------------------------------------------------------------------
Total Preferred Stocks
   (Cost $3,843,410)                                  $   3,975,938
===================================================================
Rights--2.0%
Forest Products--1.2%
 579,100       Stone Container Corp.,* exp.
               08/08/98                               $   7,817,850
-------------------------------------------------------------------
Technology Capital Goods--0.8%
 166,300       Teradyne, Inc.,* exp. 03/26/00             5,134,513
-------------------------------------------------------------------
Total Rights
   (Cost $13,294,493)                                 $  12,952,363
===================================================================
Repurchase Agreements--4.2%
-------------------------------------------------------------------
$ 26,800,000  Joint Repurchase Agreement Account
              5.63%, 02/03/97                         $  26,800,000
-------------------------------------------------------------------
Total Repurchase Agreements
   (Cost $26,800,000)                                 $  26,800,000
===================================================================


Contracts         Description                              Value
===================================================================
Options*--0.4%
 1,340         S & P 500 Index Put, Strike 750
               exp. 06/97                             $   2,244,500
 1,439         S & P 500 Index Put, Strike 700
               exp. 03/97                                   377,738
-------------------------------------------------------------------
Total Options
   (Cost $4,105,525)                                  $   2,622,238
===================================================================
Total Investments
   (Cost $513,612,707)/(a)/                           $ 638,954,258
===================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in which
      value exceeds cost                               $136,933,045
   Gross unrealized loss for investments in which
      cost exceeds value                                (11,607,531)
-------------------------------------------------------------------
 Net unrealized gain                                   $125,325,514
===================================================================

*    Non-income producing security.
/(a)/The aggregate cost for federal income tax purposes is $513,628,744. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
-------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

    The Goldman Sachs Capital Growth Fund seeks long-term growth of capital primarily through investments in a portfolio of large-capitalization stocks. We use extensive fundamental research to identify companies in a diversified range of industries that we believe offer attractive growth potential at a reasonable price.

    The fund's investment management team believes that wealth is created through the long-term ownership of growing businesses. As such, we view each stock purchase as if we were buying the entire business. To implement this investment strategy, we focus on growing companies with characteristics such as strong brand franchises, dominant market share, recurring revenue, product pricing flexibility, long product life cycles, high returns on invested capital, high profit margins, strong free cash flow, excellent management and favorable long-term prospects. Finally, we will buy a stock meeting our rigorous criteria only if it trades at a reasonable discount to the company's intrinsic value.

Performance Review:  Fund Achieved Strong Results

--------------------------------------------------------------------
                                     Fund Total Return    S&P 500
                                       (based on net       Total
                                        asset value)       Return
                                        -----------        ------
 Class A  (1/31/96 - 1/31/97)*             25.97%          26.25%
 Class B  (5/1/96 - 1/31/97)*              19.39%          22.18%
--------------------------------------------------------------------

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B shares is a cumulative total return (not annualized) from their inception through the end of the period.

    During the 12-month period ended January 31, 1997, the fund's Class A shares achieved a total return of approximately 26%, in line with the S&P 500 stock index, reflecting the robust equity market, particularly during the second half of the period. The fund's Class B shares also achieved strong absolute results; however, a partial year of only nine months is obviously too short a time frame to meaningfully measure long-term performance.

    We are pleased to report that for the five-year period ended January
31, 1997, the fund's Class A shares were rated "four stars" (out of 1,072 domestic equity funds) by Morningstar, Inc., an independent mutual fund rating agency./1/ In addition, the fund's Class A shares fared well versus its peers in the Lipper growth fund category, placing in the top third (187th out of 685) for the 12-month period and in the top quartile (56th out of 263) for the five-year period, as of January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Lipper did not rank the fund's Class B shares.)

Top Performers Included Financial, Technology and Defense Stocks

    The fund's best performers during the period came from a variety of sectors, particularly financial services (20.4% of the portfolio), technology (9.1%) and defense/aerospace (3.2%).

 .   Top performers in the financial sector included MBNA Corp. and First USA
Inc., the nation's third and fourth largest credit card issuers, respectively, which both reported better than expected earnings and loan growth. In

--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 1/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Class A shares received three stars for both the three- and one-year periods. The Class A shares were rated among 1,858 and 2,990 domestic equity funds for the three- and one-year periods, respectively. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B shares have not been rated. Class B shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are five Morningstar categories (domestic equity, international equity, fixed income, municipal and hybrid). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

addition, these companies benefited from continuing industry consolidation, with First USA performing particularly well after Banc One announced that it was acquiring the company. Two of the fund's commercial bank holdings, BankAmerica Corp. and NationsBank Corp., appreciated due to successful cost cutting, strong earnings growth and aggressive capital management, and PartnerRe Holding Ltd., a worldwide provider of catastrophe reinsurance, rose on strong earnings.

 .    Several of our technology holdings also performed well. During the first half of the period, we increased the fund's positions in Intel Corp., the dominant microprocessor manufacturer, and Compaq Computer Corp., the world's largest manufacturer of personal computers, when their prices slumped because of concerns regarding slowing computer sales. This strategy significantly contributed to the fund's performance when computer sales were stronger than expected. We subsequently sold Compaq Computer when it reached our target price but continue to hold Intel, which more than tripled in price during the period.

 .    Consolidation in the defense industry helped two of the fund's long-
standing investments in that sector. McDonnell Douglas Corp. climbed over 50% after the announcement of its proposed merger with Boeing Co., and Northrop Grumman Corp. was buoyed by its purchase of Westinghouse Electric Corp.'s defense electronics businesses.

Specific Paper, Airline and Insurance Stocks Lagged

     Not all of the fund's holdings fulfilled our expectations. For example, Georgia-Pacific Corp., a manufacturer of paper products, suffered from an industry oversupply and a consequent decline in paper and pulp prices; AMR Corp., the holding company of American Airlines, was impacted by concerns regarding competition from discount carriers; and Integon Corp., a provider of automobile insurance, experienced a higher than expected increase in claims and lower earnings.

New Additions in Consumer Product Companies and Pharmaceuticals

     During the period, we initiated several positions that reflect our new emphasis on large-capitalization stocks with world-class franchises and/or strong brand names. For example, we added Procter & Gamble Co., one of the strongest marketers in the U.S. with a stable of brand name products, many of which hold number one or number two positions in their respective markets. Over the past decade, the company has achieved steady growth in revenues and earnings, exactly the type of consistent operating history that we favor. Another recent investment was Coca-Cola Co., a world-class company with four of the five leading carbonated soft drinks -- Coca-Cola, Diet Coke, Sprite and Fanta. With 80% of its business coming from abroad, we expect Coca-Cola's long-term earnings growth to continue as it further penetrates the emerging markets of China, India, Latin America, Southeast Asia, Eastern Europe and Russia.

     Other new positions included pharmaceutical companies Bristol-Myers
Squibb Co., Johnson & Johnson Co. and Pfizer, Inc., which are attractive because of their strong new product flow, huge free cash flow, earnings growth and essentially net debt-free balance sheets. We believe these companies are positioned to be major beneficiaries as the baby boomers age and require more health-related products and services over the coming decades.

Sales Included Several Investments in Cyclical Industries

     During the period, we sold Kirby Corp. and Trinity Industries after we lost confidence in their managements' attempts to improve their competitive positions, and cyclical stocks such as Quanex Corp. and Harnischfeger Industries, Inc. after they were unable to improve their profitability in difficult industry conditions. In contrast, we sold the fund's long-held position in Millipore Corp., an industrial filter producer, after it reached our target price.

--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund (continued)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 10 Portfolio Holdings as of January 31, 1997

                                                        Percentage
                                                         of Total
 Company                       Line of Business         Net Assets
 First USA, Inc.               Financial Services          4.5%
 Intel Corp.                   Semiconductors and          4.3%
                                 Electronics
 NationsBank Corp.             Commercial Bank             3.4%
 Aetna Inc.                    Healthcare                  3.4%
                                 Management
 Texaco Inc.                   International               3.3%
                                 Integrated Oil
                                 Company
 BankAmerica Corp.             Commercial Bank             3.2%
 Tenet Healthcare Corp.        Hospitals                   3.0%
 Philip Morris Companies,      Tobacco and Food            3.0%
   Inc.                          Products
 Baxter International, Inc.    Medical Supplies            2.9%
 PartnerRe Ltd.                Insurance                   2.7%
--------------------------------------------------------------------

Outlook

           We believe that the global political and economic environments will continue to remain favorable for the financial markets. In our opinion, the outlook for the U.S. stock market is attractive, as we expect it to continue to benefit from low inflation, moderate growth and high levels of consumer confidence. In addition, we anticipate that the equity market will continue to be buoyed as baby boomers increase their savings and 401(k) investment plans grow. To enhance the fund's ability to benefit from the positive investing climate, we expect to continue to diversify the portfolio among industry sectors and increase its holdings of large-cap stocks, with the intention of both providing favorable long-term returns and reducing portfolio risk.

           We want to emphasize that investing is a marathon, not a sprint. Notwithstanding the excellent performance the fund has recently experienced, we have a long-term investment horizon. In a nutshell, we hope to be able to purchase great companies with attractive business characteristics and favorable long-term outlooks, and then patiently hold them for an extended period of time so that their growth compounds.


/s/ Herbert E. Ehlers

Herbert E. Ehlers
Senior Portfolio Manager,
U.S. Active Equity Growth


/s/ Robert G. Collins

Robert G. Collins
Portfolio Manager,

U.S. Active Equity Growth


/s/ Gregory H. Ekizian

Gregory H. Ekizian
Portfolio Manager,
U.S. Active Equity Growth

March 3, 1997

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Goldman Sachs Capital Growth Fund
January 31, 1997

-------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                           [LINE GRAPH APPEARS HERE]

                           GS Capital Growth    GS Capital Growth
                               Class A              Class A
                           (w/sales charge)     (no sales charge)    S&P 500
                           -----------------    -----------------    -------
4/20/90                         9,450                 10,000          10,000
1/31/91                         9,529                 10,084          10,552
1/31/92                        12,322                 13,040          12,946
1/31/93                        14,542                 15,388          14,316
1/31/94                        16,998                 17,987          16,160
1/31/95                        16,254                 17,200          16,246
1/31/96                        21,203                 22,437          22,528
1/31/97                        26,726                 28,282          28,460

                                    Class B

                           [LINE GRAPH APPEARS HERE]

                              GS Capital Growth   GS Capital Growth
                                   Class B             Class B
                             (no redemp. charge)  (w/redemp. charge)  S&P 500
                             -------------------  ------------------  -------
5/1/96                            $10,000              $10,000        $10,000
1/31/97                            11,939               11,439         12,218

                                ----------------------------------------------
                                           Average Annual Total Return
                                ----------------------------------------------
                                  One Year     Five Year  Since Inception/(a)/
------------------------------------------------------------------------------
Class A, no sales charge           25.97%        16.73%        16.54%
------------------------------------------------------------------------------
Class A, w/sales charge            19.04%        15.42%        15.57%
------------------------------------------------------------------------------
Class B, no redemption charge       N/A           N/A          19.39%/(b)/
------------------------------------------------------------------------------
Class B, w/redemption charge        N/A           N/A          14.39%/(b)/
------------------------------------------------------------------------------

/(a)/Class A and Class B shares commenced operations on April 20, 1990 and
     May 1, 1996, respectively.
/(b)/An aggregate total return (not annualized) is shown instead of an average annual total return since this class has not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Capital Growth Fund
January 31, 1997

--------------------------------------------------------------------


--------------------------------------------------------------------

Shares           Description                                   Value
====================================================================
Common Stocks--98.9%
Advertising & Marketing--1.8%
 888,900         Valassis Communications, Inc.*       $  16,333,538
--------------------------------------------------------------------
Airlines--1.5%
 176,500         AMR Corp.*                              14,208,250
--------------------------------------------------------------------
Auto/Original Equipment Manufacturer--1.6%
 391,900         Lear Corp.*                             14,647,262
--------------------------------------------------------------------
Banks--6.6%
 263,700         BankAmerica Corp.                       29,435,512
 291,500         NationsBank Corp.                       31,482,000
--------------------------------------------------------------------
                                                         60,917,512
--------------------------------------------------------------------
Beverages--2.1%
 155,100         Coca Cola Co.                            8,976,413
 293,800         Pepsico, Inc.                           10,246,275
--------------------------------------------------------------------
                                                         19,222,688
--------------------------------------------------------------------
Commercial Services--0.9%
 226,500         Ecolab Inc.                              8,380,500
--------------------------------------------------------------------
Communications Technology--1.7%
 290,860         Lucent Technologies, Inc.               15,779,155
--------------------------------------------------------------------
Construction/Environmental Services--2.0%
 497,500         WMX Technologies, Inc.                  18,220,938
--------------------------------------------------------------------
Consumer Staples--4.0%
 150,800         Avon Products Inc.                       9,462,700
 109,000         Gillette Co.                             8,883,500
 160,940         Procter & Gamble Co.                    18,588,570
--------------------------------------------------------------------
                                                         36,934,770
--------------------------------------------------------------------
Defense--3.2%
 226,800         McDonnell Douglas Corp.                 15,252,300
 187,500         Northrop Grumman Corp.                  14,648,438
--------------------------------------------------------------------
                                                         29,900,738
--------------------------------------------------------------------
Electric Utilities--1.6%
 669,400         Long Island Lighting Co.                15,228,850
--------------------------------------------------------------------
Electrical Equipment Manufacturer--1.0%
 89,400          General Electric Co.                     9,208,200
--------------------------------------------------------------------
Electronics & Semiconductors--1.5%
 219,700         Avnet Inc.                              13,593,937
--------------------------------------------------------------------
Food--1.8%
 186,500         Nabisco Holdings Corp.                   7,133,625
 160,480         William Wrigley Jr. Co.                  9,327,900
--------------------------------------------------------------------
                                                         16,461,525
--------------------------------------------------------------------
Forest Products--2.2%
 273,500         Georgia Pacific Corp.                   20,136,437
--------------------------------------------------------------------
Health Suppliers/Services--8.4%
 589,600         Baxter International, Inc.              27,195,300
 477,500         Fisher Scientific International, Inc.   20,950,312
 176,400         Johnson & Johnson                       10,165,050
 277,600         Perkin-Elmer Corp.                      19,397,300
--------------------------------------------------------------------
                                                         77,707,962
--------------------------------------------------------------------
Healthcare Management--8.5%
 395,760         Aetna Inc.                              31,265,040
 487,650         Columbia HCA Healthcare                 19,262,175
 1,021,400       Tenet Healthcare Corp.*                 27,577,800
--------------------------------------------------------------------
                                                         78,105,015
--------------------------------------------------------------------
Hotels & Restaurants--1.0%
 169,720         Marriott International, Inc.             9,016,375
--------------------------------------------------------------------
Information Management--1.9%
 241,000         First Data Corp.                         8,676,000
 135,670         Reuters Holdings Corp. ADR               8,665,921
--------------------------------------------------------------------
                                                         17,341,921
--------------------------------------------------------------------
Insurance-Property and Casualty--3.2%
 356,650         Integon Corp.                            4,948,519
 703,800         PartnerRe Holding Ltd.                  24,984,900
--------------------------------------------------------------------
                                                         29,933,419
--------------------------------------------------------------------
Integrated Oil--6.7%
 68,700          Amoco Corp.                              5,976,900
 52,700          Atlantic Richfield Co.                   6,969,575
 90,900          Mobil Corp.                             11,930,625
 41,200          Royal Dutch Petroleum ADR                7,148,200
 284,800         Texaco, Inc.                            30,153,200
--------------------------------------------------------------------
                                                         62,178,500
--------------------------------------------------------------------
Logistics/Rails--1.6%
 556,900         Canadian Pacific Ltd.                   15,105,912
--------------------------------------------------------------------


--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

Shares           Description                                  Value
--------------------------------------------------------------------
Common Stocks (continued)
Media Content--4.6%
 166,200         Gaylord Entertainment Co.            $   4,258,875
 261,800         Knight Ridder, Inc.                     10,046,575
 530,700         Telecommunication Liberty
                 Media Group*                            10,083,300
 237,610         Time Warner Inc.                         9,147,985
 130,400         Walt Disney Co.                          9,551,800
--------------------------------------------------------------------
                                                         43,088,535
--------------------------------------------------------------------
Packaging--1.6%
 614,000         Owens Illinois Corp.*                   14,582,500
--------------------------------------------------------------------
Pharmaceuticals--2.3%
 90,500          Bristol Myers Squibb                    11,493,500
 104,300         Pfizer, Inc.                             9,686,863
--------------------------------------------------------------------
                                                         21,180,363
--------------------------------------------------------------------
Retail Trade--1.0%
 222,600         Walgreen Co.                             9,154,425
--------------------------------------------------------------------
Retail-Department Stores--2.1%
 658,400         Dillard Department Stores, Inc.         19,669,700
--------------------------------------------------------------------
Security and Commodity Brokers, Dealers and Services--2.0%
 571,000         Lehman Brothers Holdings, Inc.          18,057,875
--------------------------------------------------------------------
Semiconductors & Electronics--4.3%
 247,000         Intel Corp.                             40,075,750
--------------------------------------------------------------------
Specialty Finance & Agency--8.6%
 345,300         Federal National Mortgage Assn.         13,639,350
 828,200         First USA, Inc.                         41,927,625
 683,925         MBNA Corp.                              23,595,413
--------------------------------------------------------------------
                                                         79,162,388
--------------------------------------------------------------------
Specialty Retail--1.0%
 311,900         Service Corp. International              9,045,100
--------------------------------------------------------------------
Technology Capital Goods--1.5%
 286,400         Applied Materials Inc.*                 14,141,000
--------------------------------------------------------------------
Tire & Other Related Rubber Products--2.1%
 362,400         Goodyear Tire & Rubber Co.              19,750,800
--------------------------------------------------------------------
Tobacco--3.0%
 229,400         Philip Morris Companies, Inc.           27,269,925
--------------------------------------------------------------------
Total Common Stocks
   (Cost $661,066,240)                                $ 913,741,765
--------------------------------------------------------------------
--------------------------------------------------------------------
 Principal
 Amount        Description                                     Value
====================================================================
 Repurchase Agreement--2.0%
 $18,300,000   Joint Repurchase Agreement Account
               5.63%, 02/03/97                        $  18,300,000
--------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $18,300,000)                                 $  18,300,000
--------------------------------------------------------------------
Total Investments
   (Cost $679,366,240)(a)                             $ 932,041,765
--------------------------------------------------------------------
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                        $ 255,377,138
   Gross unrealized loss for investments in
      which cost exceeds value                           (3,163,091)
--------------------------------------------------------------------
   Net unrealized gain                                $ 252,214,047
====================================================================

 *  Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $679,827,718.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
----------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund

----------------------------------------------------------------------

Objective and Investment Approach

           The Goldman Sachs Small Cap Equity Fund's objective is long-term capital appreciation, primarily through investments in equity securities of U.S. companies with market capitalizations of $1 billion or less. The fund is managed using a "business value" approach to investing, which means we look for attractive companies with high or improving returns on capital that we believe can achieve solid, sustainable growth, as well as generate free cash after investing for future growth. This approach differs markedly from many emerging growth small-cap funds that invest in companies with high price-to-earnings multiples solely on the basis of rapid, but frequently unsustainable, growth rates. Using our own rigorous fundamental research, which includes meeting with a company's management and examining a company's competitors, customers and suppliers, we build the fund's portfolio one stock at a time.

Performance Review:  Class A Shares Outperformed the Benchmark and the S&P 500


--------------------------------------------------------------------
                                    Fund Total Return    Russell
                                      (based on net    2000 Total
                                       asset value)       Return
                                       -----------        ------
 Class A  (1/31/96 - 1/31/97)*            27.28%          18.95%
 Class B  (5/1/96 - 1/31/97)*              5.39%           7.32%
--------------------------------------------------------------------

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B shares is a cumulative total return (not annualized) from their inception through the end of the period.

        During the period under review, small-cap stocks achieved strong returns but still underperformed large-cap stocks. Small-caps began the period on a strong note, outpacing large-caps from February through May, then gave up their early lead during June and July when the market experienced a sharp correction. While both large-cap and small-cap stocks sold off, small-caps were particularly hard hit. During the latter half of the period, the market surged to record highs, but small-caps trailed their larger peers as investors rushed to participate in the rising market, but hedged their bets by sticking with the largest, most liquid stocks.

        Despite the small-cap sector's waning momentum, we are pleased to report that the fund's Class A shares returned 27.28% (at net asset value), outperforming both its benchmark, the Russell 2000 index (18.95%), and the large-cap S&P 500 stock index (26.25%). In addition, the fund's Class A shares placed in the top third of the Lipper small-company growth fund category (ranking 129th out of 394) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Lipper did not rank the fund's Class B shares.) The fund's Class B shares also achieved positive returns, but did not fare as well because their inception coincided with the start of a more difficult market environment for small-cap stocks.

        The fund's performance was especially strong during the first half of the period, when a number of its long-held investments performed well. These positions included some companies that had experienced temporary difficulties and rebounded on improving fundamentals, as well as companies that had been relatively undiscovered and garnered increased investor awareness due to continued strong earnings gains. The fund also performed better than the broader market during the summer correction, when expensive, momentum-type stocks were hit harder than those with inexpensive valuations, which the fund typically emphasizes. In contrast, during the second half of the period, stocks with momentum characteristics rebounded, while the types of stocks that the fund stresses did not perform as strongly. In addition, the fund experienced price corrections in several holdings due to earnings volatility.

        The fund's top performers during the period came from a wide variety of industries, with Black Box Corp. and Morningstar Group, Inc. contributing significantly to overall results. Black Box Corp., a catalog marketer of

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
communications and networking products, was the fund's largest holding in the beginning of the period and climbed substantially as it continued to achieve record revenues and profits due to successful direct marketing efforts and new product introductions. The position in Black Box was then sold after it reached our target price. Morningstar Group, Inc., a manufacturer of specialty foods, was the fund's eighth largest holding at the start of the period and nearly tripled in price when it consolidated its market position through internal growth, new product introductions and several attractive acquisitions. The fund has held Morningstar Group for over four years; it is a good example of our willingness to hold strong businesses until the market recognizes their true value.

        Other strong performers included American Safety Razor Co., the leading U.S. manufacturer of private-brand and value-priced shaving blades, which benefited from internal profit enhancement efforts and particularly strong sales of its branded and private-label shaving and personal care products; Movado Group, Inc., the owner of the Movado, Concord and Esquire watch brands, which rebounded due to significant sales growth, new licensing agreements and increased analyst coverage; J. Baker, Inc., a diversified retailer of footwear and apparel, which announced its intention to sell its shoe division in order to focus its resources on its successful "Casual Male Big & Tall" stores; and Nimbus CD International, Inc., a CD and CD-ROM manufacturer that we sold after it rose sharply due to high investor expectations of future DVD (digital video disk) demand. Finally, several financial holdings performed well, such as Horace Mann Educators Co., a provider of property, casualty and life insurance for the educator market, and Terra Nova Bermuda Holdings, a worldwide provider of property casualty insurance and reinsurance.

        Not all of the fund's holdings fulfilled our expectations. Several stocks were hurt by disappointing earnings, although we continue to believe in their long-term prospects. For example, Landstar System, Inc. experienced weakness when the restructuring of its trucking operations from a fixed cost to a variable cost business took longer than expected. In addition, Central Maine Power Co. was impacted by uncertainty in the regulatory environment, and Alpine Lace Brands, Inc., a developer and marketer of cheese products, declined due to an increase in commodity cheese prices. We took advantage of lower prices and increased the fund's positions in all three stocks. In contrast, we liquidated two other underperformers, Musicland Stores Corp. and Levitz Furniture Inc., because their fundamental businesses continued to deteriorate.

Recent Additions

        During the period, we initiated a number of positions that have already contributed to performance. These included Linens 'N Things, Inc., a retailer of home accessories, which was attractively valued versus its key competitor, Bed, Bath and Beyond, and has significant store expansion and margin improvement potential, and Sun Healthcare Group, Inc., a well-managed owner/operator of nursing homes with attractive long-term growth potential. Though Sun Healthcare Group has been temporarily impacted by a government investigation of one of its subsidiaries, we believe this issue is fully reflected in the current stock price. In the technology sector, we added DecisionOne Holdings Corp., the leading independent provider of computer hardware and maintenance support services to U.S. companies. We intend to continue to focus on technology-related service providers and distributors that we believe are positioned to benefit from the expected long-term growth of the sector but are not dependent on the success of any single product or service.

        Other new investments were APS Holding Corp., a distributor of automotive parts, which was depressed by industry- and company-specific issues that we believe to be temporary, and Friedman's, Inc., a retailer of inexpensive jewelry with significant expansion potential and a very low-cost operating strategy. We also added two specialty insurance companies, SCPIE Holdings, Inc. and Symon's International Group, Inc.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund (continued)

--------------------------------------------------------------------------------
Sales Included Several Financial Holdings

        The fund sold several stocks after they appreciated and reached our target prices. These included a number of financial holdings, such as Greenpoint Financial Corp., the leading national lender of "no-documentation--low-documentation" mortgages; Dime Bancorp, Inc., the fifth largest thrift in the U.S.; and Western National Corporation, a marketer of annuity products.


--------------------------------------------------------------------
 Top 10 Portfolio Holdings as of January 31, 1997
                                                     Percentage of
                                                       Total Net
 Company                        Line of Business         Assets
 Movado Group, Inc.             Luxury and                5.6%
                                  Affordable Watch
                                  Distributor

 DecisionOne Holdings Corp.     Computer Support          4.9%
                                  Provider

 Sun Healthcare Group, Inc.     Healthcare Services       3.9%
 APS Holding Corp.              Automotive Parts          3.6%
                                  Distributor

 Mariner Health Group, Inc.     Healthcare Services       3.6%
 Groupe AB                      Television                3.5%
                                  Programming
                                  Distributor

 Friedman's, Inc.               Jewelry Retailer          3.5%
 J. Baker, Inc.                 Specialty Apparel         3.5%
 Heritage Media Corp.           Marketing Services        3.4%
                                  Provider
 Linens 'N Things, Inc.         Home Products             3.1%
                                  Retailer
--------------------------------------------------------------------

Outlook

        One of the key factors that will affect equity performance during 1997 will be the continuation of the favorable economic environment of moderate growth and low inflation, which would ensure that both the corporate earnings outlook and the interest rate climate remain hospitable. Small-capitalization stocks as a group currently appear undervalued relative to large-cap stocks and to their own expected earnings potential. We believe that corporate earnings growth will slow somewhat in 1997, and to the extent that smaller companies can achieve better earnings growth than larger companies, they should perform relatively well. The performance of small-caps will particularly depend on investors broadening their focus from the largest, most liquid stocks to smaller, less widely followed issues. We are optimistic regarding the fund's future performance based on the strong earnings growth and the free cash flow we expect from many of our top holdings, as well as from new investments.

/s/ Paul D. Farrell

Paul D. Farrell
Senior Portfolio Manager,
U.S. Active Equity Value

/s/ Matthew B. McLennan

Matthew B. McLennan
Assistant Portfolio Manager,
U.S. Active Equity Value

/s/ Timothy G. Ebright

Timothy G. Ebright
Portfolio Manager,
U.S. Active Equity Growth

March 3, 1997

--------------------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund
January 31, 1997


-------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmarks (the Standard and Poor's 500 Index ("S&P 500") and the Russell 2000) are shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                           [LINE GRAPH APPEARS HERE]

               GS Small Cap Class A   GS Small Cap Class A            Russell
                 (w/sales charge)       (no sales charge)    S&P 500    2000
               --------------------   ---------------------  -------  -------
10/22/92            $ 9,450                  10,000          $10,000  $10,000
 1/31/93             11,138                  11,786           10,655   11,733
 1/31/94             14,494                  15,337           12,027   13,914
 1/31/95             11,953                  12,649           12,091   13,078
 1/31/96             12,813                  13,559           16,768   17,010
 1/31/97             16,320                  17,270           21,183   20,242

                                    Class B

                           [LINE GRAPH APPEARS HERE]

               GS Small Cap Class B  GS Small Cap Class B            Russell
               (no redemp. charge)    (w/redemp. charge)    S&P 500   2000
               --------------------  --------------------   -------  -------
5/1/96              $10,000               $10,000           $10,000  $10,000
1/31/97              10,539                10,039            12,218   10,732

                                  -----------------------------------------
                                        Average Annual Total Return
                                  -----------------------------------------
                                       One Year        Since Inception/(a)/
  -------------------------------------------------------------------------
  Class A, no sales charge              27.28%                13.61%
  -------------------------------------------------------------------------
  Class A, w/sales charge               20.27%                12.12%
  -------------------------------------------------------------------------
  Class B, no redemption charge           N/A                  5.39%/(b)/
  -------------------------------------------------------------------------
  Class B, w/redemption charge            N/A                  0.39%/(b)/
  -------------------------------------------------------------------------

/(a)/ Class A and Class B shares commenced operations on October 22, 1992 and May 1, 1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since this class has not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Small Cap Equity Fund
January 31, 1997

--------------------------------------------------------------------



Shares           Description                                  Value
====================================================================
Common Stocks--92.5%
--------------------------------------------------------------------
Auto/Original Equipment Manufacturer--3.6%
 777,200         APS Holding Corp.*                   $   7,869,150
--------------------------------------------------------------------
Commercial Products--2.4%
 211,000         Figgie International, Inc. Class A*      2,611,125
 231,400         Figgie International, Inc. Class B*      2,487,550

--------------------------------------------------------------------
                                                          5,098,675
--------------------------------------------------------------------
Commercial Services--1.0%
 539,200         Opinion Research Corp.*                  2,022,000
--------------------------------------------------------------------
Computers & Peripherals--7.5%
 598,700         DecisionOne Holdings Corp.*             10,477,250
 467,100         Multiple Zones International, Inc.*      5,605,200

--------------------------------------------------------------------
                                                         16,082,450
--------------------------------------------------------------------
Consumer Staples--3.8%
 270,700         American Safety Razor Co.*               3,958,987
 389,400         Spartech Corp.                           4,234,725
--------------------------------------------------------------------
                                                          8,193,712
--------------------------------------------------------------------
Electric Utilities--2.2%
 433,900         Central Maine Power Co.                  4,827,137
--------------------------------------------------------------------
Electrical Equipment--2.3%
 240,100         Carbide/Graphite Group*                  5,012,087
--------------------------------------------------------------------
Food--2.3%
 374,600         Alpine Lace Brands, Inc.*                2,341,250
 109,000         Morningstar Group, Inc.*                 2,588,750
--------------------------------------------------------------------
                                                          4,930,000
--------------------------------------------------------------------
Healthcare Management--9.0%
 20,100          Health Systems International, Inc.*        520,088
 798,000         Mariner Health Group, Inc.*              7,780,500
 517,100         Sun Healthcare Group, Inc.*              8,402,875
 146,200         Trigon Healthcare, Inc.*                 2,595,050
--------------------------------------------------------------------
                                                         19,298,513
--------------------------------------------------------------------
Home Furnishing & Services--2.9%
 221,500         Congoleum Corp.*                         3,156,375
 160,900         Synthetic Industries, Inc.*              3,036,988
--------------------------------------------------------------------
                                                          6,193,363
--------------------------------------------------------------------
Insurance Specialty--1.6%
 63,100          Old Republic International Corp.         1,695,812
 83,900          Scpie Holdings, Inc.*                    1,761,900
--------------------------------------------------------------------
                                                          3,457,712
--------------------------------------------------------------------
Insurance-Life--0.3%
 36,000          AmerUs Life Holdings, Inc.*                711,000
--------------------------------------------------------------------
Insurance-Property and Casualty--6.0%
 50,500          Horace Mann Educators Co.                2,158,875
 206,500         IPC Holdings Ltd.                        4,943,094
 92,200          Symons International Group*              1,475,200
 215,800         Terra Nova Bermuda Holdings              4,262,050
--------------------------------------------------------------------
                                                         12,839,219
--------------------------------------------------------------------
Leisure--1.0%
 210,700         Trump Hotels & Casino Resorts,
                 Inc.*                                    2,212,350
--------------------------------------------------------------------
Media Content--9.0%
 596,300         Groupe AB SA ADR*                        7,602,825
 609,800         Heritage Media Corp.*                    7,393,825
 432,300         International Post Ltd.*                 1,729,200
 324,200         Platinum Entertainment, Inc.*            2,674,650
--------------------------------------------------------------------
                                                         19,400,500
--------------------------------------------------------------------
Metal Products--0.5%
 57,200          Doncasters Plc ADR*                      1,122,550
--------------------------------------------------------------------
Packaging--0.7%
 88,100          Shorewood Packaging Corp.*               1,596,813
--------------------------------------------------------------------
Real Estate--0.7%
 73,700          Insignia Financial Group, Inc.*          1,538,487
--------------------------------------------------------------------
Recreation Products--5.6%
 539,200         Movado Group, Inc.                      12,064,600
--------------------------------------------------------------------
Restaurants & Hotels--6.4%
 262,400         IHOP Corp.*                              6,461,600
 399,300         Mortons Restaurant Group, Inc.*          6,438,713
 40,000          Sonic Corp.*                               815,000
--------------------------------------------------------------------
                                                         13,715,313
--------------------------------------------------------------------
Retail Hardgoods--4.7%
 731,000         Brookstone Inc.*                         5,939,375
 290,700         Finlay Enterprises, Inc.*                4,287,825
--------------------------------------------------------------------
                                                         10,227,200
--------------------------------------------------------------------

--------------------------------------------------------------------



--------------------------------------------------------------------


Shares           Description                                  Value
====================================================================
Common Stocks (continued)
Specialty Retail--12.7%
 506,200         Friedmans, Inc.*                      $  7,593,000
 242,000         General Nutrition Companies, Inc.*       4,386,250
 1,500           Hibbett Sporting Goods, Inc.*               24,375
 1,100,400       J. Baker, Inc.                           7,565,250
 87,000          Leslies Poolmart, Inc.*                  1,141,875
 307,200         Linens N'Things, Inc.*                   6,758,400
--------------------------------------------------------------------
                                                         27,469,150
--------------------------------------------------------------------
Telephone Communications--0.3%
 15,400          Telephone & Data Systems, Inc.             587,125
--------------------------------------------------------------------
Textiles--1.6%
 87,800          Samsonite Corp.*                         3,468,100
--------------------------------------------------------------------
Trucking--2.3%
 207,100         Landstar Systems, Inc.*                  4,918,625
--------------------------------------------------------------------
Voice, Video and Data--2.1%
 263,200         Pegasus Communications,  Inc.*           3,224,200
 142,700         Rural Cellular Corp.*                    1,391,325
--------------------------------------------------------------------
                                                          4,615,525
--------------------------------------------------------------------
Total Common Stocks
   (Cost $194,261,908)                                 $199,471,356
====================================================================
Principal
Amount        Description                                     Value
====================================================================
Corporate Bond--0.2%
--------------------------------------------------------------------
$    500,000  J. Baker, Inc.
              7.0%, 06/01/02                           $    412,500
--------------------------------------------------------------------
Total Corporate Bond
   (Cost $498,387)                                     $    412,500
====================================================================
Repurchase Agreement--7.7%
--------------------------------------------------------------------
$16,600,000   Joint Repurchase Agreement Account
              5.63%, 02/03/97                          $ 16,600,000
--------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $16,600,000)                                  $ 16,600,000
====================================================================
Contracts     Description                                     Value
====================================================================
Options*--0.5%
 200           S&P 500 Index Put Strike 725
               exp. 03/97                              $     95,000
 351           S&P 500 Index Put Strike 700
               exp. 03/97                                    92,138
 560           S&P 500 Index Put Strike 750
               exp. 06/97                                   938,000
--------------------------------------------------------------------
Total Options
   (Cost $1,643,182)                                   $  1,125,138
====================================================================
Total Investments
   (Cost $213,003,477)/(a)/                            $217,608,994
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                         $ 31,335,604
   Gross unrealized loss for investments in
      which cost exceeds value                          (26,835,810)
--------------------------------------------------------------------
   Net unrealized gain                                 $  4,499,794
====================================================================

*   Non-income producing security.
/(a)/The aggregate cost for federal income tax purposes is $213,109,200.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs International Equity Fund


--------------------------------------------------------------------------------
Objective and Investment Approach

           The Goldman Sachs International Equity Fund seeks long-term capital appreciation by investing in equity securities of companies organized or traded outside the U.S. that we believe have the potential to appreciate over the long term. The fund focuses on growing companies that are attractively valued and have strong, competitive positions in their respective industries. The fund's portfolio managers are based in London, Tokyo and Singapore and their knowledge of local markets plays an important role in uncovering investment opportunities. While the fund does not allocate assets across specific countries based on top-down economic or market forecasts, the portfolio managers strive to manage risk by remaining diversified by country and industry sector and by closely monitoring economic and political events in countries in which the fund does invest.

Economic and Market Overview: European Markets Were Strong Despite Weak Economies; Asia Faltered

           Economic growth was slower than expected in many countries during the period, prompting further monetary easing in much of Europe and continued very low short-term interest rates in Japan. European equity markets performed very well despite the growth shortfall, benefiting from an increased focus on improving shareholder value. The Japanese market declined significantly, while results in other Asian markets were mixed.

 . Europe. The economies of several European markets, such as the U.K., Norway and Ireland, strengthened during the period, but overall growth remained weak throughout most of Europe. A number of European countries attempted to stimulate their economies through monetary easing, but maintained tight fiscal policies in an effort to reduce their budget deficits enough to qualify for European Monetary Union. This strategy proved to be only modestly successful, as unemployment remained at record highs, particularly in Germany. Though the recovery was somewhat disappointing, European equity markets rose 26.6% during the period (as measured by the FT/S&P Actuaries Europe Index in terms of local currencies), fueled by low inflation, low interest rates and relatively strong bond markets. In addition, corporate profits improved, reflecting increased emphasis on cost cutting and restructuring. The equity markets of Finland, Spain and Sweden were among the strongest performers, while British stocks lagged much of Europe due to a strengthening currency (which made U.K. exports more expensive) and expectations of increases in short-term interest rates.

 . Japan. The Japanese economy strengthened during the period, but earnings growth fell short of expectations. For the 12-month period ended January 31, Japanese stocks (as measured by the TOPIX index in yen) declined 14.9%, with approximately half of the loss occurring in January 1997 alone. During the first half of the period, the Japanese market was bolstered by heavy demand from Europe and the U.S., but foreign investors subsequently became net sellers when the economic recovery softened and raised uncertainty surrounding the sustainability of corporate profits. The weaker corporate earnings outlook resulted in a conspicuous divergence between the performance of the largest international blue-chip stocks and the rest of the market, particularly in the third quarter. Lackluster investor sentiment was further exacerbated at the end of the year due to increased pessimism that the Liberal Democratic Party (LDP) government's higher taxes and scant spending on public works would dampen the economy.

 . Asia (ex-Japan). Asian stock markets rose 2.4% during the period, as measured by the MSCI All Country Asia Free (Ex Japan) Index (in terms of local currencies). Asian markets began the period on a strong note, but several markets faltered during the spring and summer due to a host of issues. These included political uncertainty arising from national elections in several Asian countries as well as slowing economic growth throughout the region, principally due to weak electronics exports. From
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
September 1996 through January 1997, the region generally improved due to stronger corporate earnings and stabilizing exports. The performance of the individual markets varied widely. Malaysia was one of the region's best performing markets during the period under review, rising 18.4%; Hong Kong, the largest market in the region, performed well with a 12.0% return; and Thailand was by far the weakest market, declining 45.3% (all in local currency terms).

Performance Review: Security Selection, Country Allocations and Industry Weightings All Contributed to Strong Performance

------------------------------------------------------------------------------
                                                  Fund Total      FT/S&P
                                                    Return       Actuaries
                                                   (based on     Europe &
                                                  net asset   Pacific Index
                                                    value)     Total Return
                                                    ------     ------------
 Class A  (1/31/96 - 1/31/97)*                      13.48%         1.27%
 Class B  (5/1/96 - 1/31/97)*                        2.83%        -4.22%
 Institutional (2/7/96 - 1/31/97)*                  12.53%         0.53%
 Service (3/6/96 - 1/31/97)*                        10.42%         0.86%
------------------------------------------------------------------------------

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B, Institutional and Service shares is a cumulative total return (not annualized) from their inception through the end of the period.

           The fund performed extremely well during the period under review, with all of its share classes outperforming the benchmark, the Financial Times/S&P Actuaries Europe & Pacific Index ("Europac") unhedged. Europac is a capitalization-weighted composite of approximately 1,500 stocks from 23 countries in Europe and the Asia-Pacific region and is calculated on a monthly basis. We are also pleased to note that the fund's Class A shares placed in the top third of the Lipper international fund category (ranking 93rd out of 342) for the 12-month period ended January 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Lipper did not rank the fund's Class B, Institutional or Service shares.)

           The primary driver of the fund's superior performance was successful stock selection, as we continued to focus on growing companies that actively increased shareholder value through actions such as cost cutting, share buybacks or restructuring. In addition, country allocations that worked in the fund's favor were its overweighting in Sweden, one of the strongest performing markets during the period, and its underweighting in Japan, one of the weakest, each the result of our bottom-up approach to stock selection. The fund's industry allocations also added value. The fund was overweighted in business services and diversified consumer goods/services, which were among the best performing sectors, and underweighted in financial services and basic industries, which performed relatively poorly.

           In terms of currency exposure, though the fund's neutral exposure is unhedged, it was substantially hedged against the yen, which benefited performance significantly when the yen continued to fall against the dollar. In addition, the fund was partially hedged against some European currencies, such as the Deutsche mark and the Swiss franc, which worked in its favor when the dollar rose against those currencies.

           The fund's Class B shares outperformed the benchmark by a wide margin, but their performance was not as strong as the other share classes because they began operations in May, after equity prices had already risen significantly.

Portfolio Composition: A Widely Diversified Portfolio

           As of January 31, 1997, the fund held positions in 56 companies based in 16 countries. In terms of total portfolio assets, the five largest country exposures were Japan (27.3%), the U.K. (12.6%), Germany (7.1%), Sweden (7.0%) and Switzerland (6.8%).

Europe. At the end of the period, the portfolio's 53.0% allocation in European stocks was in line with that of the benchmark (54.1%). In general, growth stocks led the
--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs International Equity Fund (continued)


--------------------------------------------------------------------------------
market during the period. Many of the fund's European holdings were growth-oriented stocks that benefited from positive earnings surprises and successful efforts by senior management to enhance equity returns and shareholder value. Several of the portfolio's longer term European holdings were, once again, among its strongest performers. Securitas (Sweden), the largest security services company in Europe, more than doubled during the period, boosted by earnings from companies it acquired in Germany, France and Portugal. Fresenius (Germany), a major producer of medical supplies, rose over 140% as it merged its global kidney dialysis division with W. R. Grace's National Medical Center healthcare subsidiary and spun off the resulting business, Fresenius Medical Care. Ericsson (Sweden), one of the world's leading suppliers of mobile telephones and infrastructure, rebounded from weakness early in the period when it achieved very good earnings, which reassured investors that it was not suffering from margin pressure or weak mobile telephone orders. Other strong performers were Randstad Holdings (Netherlands), the leading temporary help organization in its market, which reported healthy sales and earnings as its business continued to expand, and Comptoirs Modernes (France), a supermarket chain operator, which gained market share in France and made important acquisitions in Spain.

           Several of the fund's newer additions also contributed to its positive results. These included two pharmaceutical companies: Hoechst (Germany), whose acquisition and restructuring plans indicate a commitment to improving shareholder value, and Novartis (Switzerland), which was formed through the merger of Ciba-Geigy and Sandoz and is expected to benefit from significant cost reductions as well as new product development. Other significant new positions that performed well were SGS Thomson (France), one of the 10 largest semiconductor manufacturers in the world, which operates in the high-value-added, application-specific sector of the market, and Telecom Italia Mobile (Italy), the leading mobile telephone operator in Italy, which generates strong cash flow and is extremely profitable.

Japan. Approximately 27% of the fund was invested in Japan, which was underweighted relative to the benchmark (32.1%). The fund's Japanese stocks fared better than the market, as we avoided banks and brokerages, two of the weakest industries. We invested in companies with relatively robust earnings visibility and good valuations, particularly favoring management that improved cost competitiveness and strengthened their core business. The fund's best performing Japanese stocks were TDK Corp., an electronic components manufacturer that reported better than expected earnings due to strong sales of personal computer-related components; Hoya Corp., an optical glass manufacturer that aggressively restructured its operations and successfully diversified its business so that it now dominates the glass magnetic disc market; and Mirai Industry, a market leader in electric cables, pipes and other electric wiring that introduced new products and cut costs. In contrast, Kyocera Corp., an electronics components manufacturer, reported disappointing results due to increased competition in the semiconductor and communication equipment businesses. A new addition was Takeda Chemical Industry, the largest pharmaceutical company in Japan, where aggressive new management initiatives rapidly expanded overseas sales and improved the profitability of its prescription drug business.

Asia-Pacific. Asia, a 13.5% allocation (excluding Japan), was slightly overweighted compared with the benchmark's 10.7%, with Hong Kong representing the largest country position at 6.7% of the portfolio. For most of the period, the fund was overweighted in Malaysia, Hong Kong and Australia, which were three of the better performing Asian markets. Though the performance of some of the other markets fell short of expectations, our stock selection within the region worked in the fund's favor. Several of the fund's top performers were financial stocks, including Commerce Asset-Holdings, the fifth largest financial group in Malaysia, which benefited from its merchant banking operations and strong loan growth, and HSBC Holdings, a Hong Kong-based banking and financial services organization, which reported strong results due to its dominant market position. New holdings include Australia & New Zealand Bank Group, a bank that is positioned to benefit from the potential deregulation in Australia's financial services sector, and Asia Satellite Telecommunications Holdings Ltd., a
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
leading satellite owner and operator in the Asia-Pacific region that owns prime orbital slots that are expected to result in high utilization rates and fees.

--------------------------------------------------------------------
 Top 10 Portfolio Holdings as of January 31, 1997
                                                       Percentage
                                                        of Total
 Company            Country        Line of Business    Net Assets
 HSBC Holdings      Hong Kong      Banking and            3.0%
                                     Finance

 Novartis           Switzerland    Pharmaceuticals        3.0%

 Fresenius          Germany        Kidney Dialysis        2.4%
                                     Equipment

 TDK Corp.          Japan          Tape and Disc          2.4%
                                     Manufacturer

 Telecom Italia     Italy          Mobile Tele-           2.4%
   Mobile                            communications
                                     Operator

 Canon, Inc.        Japan          Office Equipment       2.4%
                                     Manufacturer

 Adecco             Switzerland    Temporary Help         2.4%
                                     Services

 Adidas             Germany        Sporting Goods         2.4%
                                     Manufacturer

 Hoechst            Germany        Chemical and           2.3%
                                     Drug
                                     Manufacturer

 Hoya Corp.         Japan          Optical Glass          2.3%
                                     Manufacturer
--------------------------------------------------------------------

Outlook

           In the near term, we expect most international economies to continue to experience moderate growth and subdued inflation. We are particularly positive on the prospects for the European markets in 1997, where we expect a modest acceleration in economic growth and a continuation of healthy corporate earnings growth helped by cost cutting as well as restructuring initiatives.

           We are currently most concerned about Japan. Despite the sharp correction, we expect to remain underweighted in the Japanese market because of our negative view of the banking sector and only modest earnings recoveries in nonmanufacturing sectors. Lack of investor confidence in the government's commitment to deregulation, as well as simultaneous weakness in the bond and currency markets, have all impacted market sentiment. In this state of uncertainty, superior stock selection will be essential, and we intend to emphasize companies with clear earnings visibility, strong management and attractive valuations. Despite the generally poor conditions, the earnings for the fund's Japanese holdings are above expectations and are being upgraded. In non-Japan Asia, corporate earnings reports have been mixed, but we believe improved political stability and export growth should help stocks in 1997.

           Finally, we are pleased to report that we have expanded our international equity team in all geographic regions to support our effort to seek out the most promising companies around the world.

/s/ Roderick D. Jack

Roderick D. Jack
Senior Portfolio Manager, London

/s/ Marcel Jongen

Marcel Jongen
Senior Portfolio Manager, London

/s/ Shogo Maeda

Shogo Maeda
Senior Portfolio Manager, Tokyo

/s/ Warwick M. Negus

Warwick M. Negus
Senior Portfolio Manager, Singapore

March 3, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs International Equity Fund
January 31, 1997

--------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and Class B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Financial Times-Actuaries World Euro-Pacific Index Unhedged ("FT Euro-Pac (Unhedged)/(b)/) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                     Class A

                            [LINE GRAPH APPEARS HERE]

               GS Intl Eq          GS Intl Eq
                 Class A             Class A         FT Euro-Pac    Ft Euro-Pac
            (w/sales charge)    (no sales charge)     (Comb )(b)     (Unhedged)
            ----------------    -----------------    -----------    -----------
12/1/92           9,450              10,000            10,000          10,000
1/31/93           9,566              10,123            10,063          10,055
1/31/94          12,066              12,768            13,498          14,399
1/31/95          10,058              10,643            12,119          13,902
1/31/96          12,942              13,695            13,983          16,039
1/31/97          14,961              15,546            14,160          16,243
                             Class B

                    [LINE GRAPH APPEARS HERE]

               GS Intl Eq          GS Intl Eq
                 Class B             Class B         FT Euro-Pac
            (w/sales charge)    (no sales charge)    (Unhedged)
            ----------------    -----------------    -----------
5/1/96           10,000              10,000            10,000
1/31/97          10,283               9,783             9,578
                 Institutional

           [LINE GRAPH APPEARS HERE]

              GS Intl Equity       FT Euro-Pac
            Institutional Class    (Unhedged)
            -------------------    -----------
2/7/96           10,000              10,000
1/31/97          11,253              10,053

                    Service

           [LINE GRAPH APPEARS HERE]

              GS Intl Equity       FT Euro-Pac
              Service Class        (Unhedged)
              --------------       -----------
3/6/97           10,000              10,000
1/31/97          11,042              10,086

                                      ----------------------------------------
                                             Average Annual Total Return
                                      ----------------------------------------
                                             One Year       Since Inception/(a)/
-------------------------------------- ------------------- --------------------
Class A, no sales charge                     13.48%              11.15%
-------------------------------------- ------------------- --------------------
Class A, w/sales charge                       7.26%               9.66%
-------------------------------------- ------------------- --------------------
Class B, no redemption charge                  N/A                2.83% /(c)/
-------------------------------------- ------------------- --------------------
Class B, w/redemption charge                   N/A               (2.17)%/(c)/
-------------------------------------- ------------------- --------------------
Institutional Class                            N/A               12.53% /(c)/
-------------------------------------- ------------------- --------------------
Service Class                                  N/A               10.42% /(c)/
-------------------------------------- ------------------- --------------------

/(a)/ Class A, Class B, Institutional and Service shares commenced operations on December 1, 1992, May 1, 1996, February 7, 1996 and March 6, 1996, respectively.
/(b)/ Beginning on September 1, 1994, the Class A shares began using the unhedged FT Euro-Pac as its benchmark (prior thereto, Class A used the hedged FT Euro-Pac). The combined FT Euro-Pac represents the hedged FT Euro-Pac performance up to August 31, 1994 and the unhedged FT Euro-Pac performance from September 1, 1994 through January 31, 1997.
/(c)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.
--------------------------------------------------------------------------------

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs International Equity Fund
January 31, 1997


--------------------------------------------------------------------------------

Shares           Description                                  Value
====================================================================
Common Stocks--91.5%
Australian Dollar--3.6%
 1,851,658       Australia & New Zealand Bank Group
                 (Commercial Banks)                   $  11,355,706
 1,564,955       Woodside Petroleum, Ltd. (Oil &
                 Gas)                                    11,053,763
--------------------------------------------------------------------
                                                         22,409,469
--------------------------------------------------------------------
Austrian Schilling--1.2%
 105,400         Oesterreichische Elektrizitats
                 (Utilities)                              7,698,241
--------------------------------------------------------------------
Belgian Franc--0.2%
 14,400          Dexia (Financial Services)               1,372,240
--------------------------------------------------------------------
British Pound Sterling--12.6%
 1,391,569       British Airport Authority
                 (Transportation)                        11,661,442
 1,788,649       Electrocomponents (Wholesale
                 Trade)                                  12,753,546
 1,261,210       Premier Farnell PLC (Electronics)       10,670,067
   706,368       Misys PLC (Business Services and
                 Computer Software)                      12,393,414
 1,708,700       Rentokil Group (Business Services)      12,553,100
 473,916         Siebe (Machinery and Engineering
                 Services)                                7,973,270
 873,509         Standard Chartered (Banking)            10,497,224
--------------------------------------------------------------------
                                                         78,502,063
--------------------------------------------------------------------
Deutsche Mark--4.7%
 155,760         Adidas AG (Textiles)                    14,749,495
 343,320         Hoechst AG (Healthcare)                 14,439,672
--------------------------------------------------------------------
                                                         29,189,167
--------------------------------------------------------------------
French Franc--6.4%
 22,531          Comptoirs Modernes (Retail)             11,749,983
 40,720          CLF Dexia (Financial Services)           3,649,869
 95,602          CLF Dexia - Registered Shares            8,569,124
                 (Financial Services)
 63,189          Seita (Tobacco)                          2,400,553
 193,600         SGS Thomson Microelectronics
                 (Electronics)                           13,882,408
--------------------------------------------------------------------
                                                         40,251,937
--------------------------------------------------------------------
Hong Kong Dollar--6.7%
 4,148,000       Asia Satellite Tel.
                 (Telecommunications)                     9,233,837
 816,800         HSBC Holdings (Commercial Banks)        18,920,583
 1,185,000       Sun Hung Kai Properties Co. (Real
                 Estate)                                 13,380,759
--------------------------------------------------------------------
                                                         41,535,179
--------------------------------------------------------------------
Irish Pound--2.3%
 1,491,014       Bank of Ireland (Commercial Banks)      14,247,624
--------------------------------------------------------------------
Italian Lira--2.4%
 3,000,500       Telecom Italia Mobile (Utilities)        8,930,448
 3,574,000       Telecom Italia Mobile (Di Risp
                 Shares) (Utilities)                      6,095,944
--------------------------------------------------------------------
                                                         15,026,392
--------------------------------------------------------------------
Japanese Yen--27.3%
 206,000         Aderans Company Ltd. (Retail)            4,808,281
 702,000         Canon, Inc. (Office Equipment
                 Manufacturer)                           14,880,119
 363,000         Hoya Corp. (Electronics and
                 Instrumentation)                        14,520,599
 297,400         Inaba Denkisangyo (Industrial)           5,396,346
 458,000         Kokuyo Co., Ltd. (Office Equipment
                 Manufacturer)                            9,594,787
 149,000         Kyocera Corp. (Electronics)              8,749,887
 358,000         Max Co. (Electronics and
                 Instrumentation)                         5,432,966
 238,900         Mirai Industry Co. (Electrical
                 Equipment Manufacturer)                  5,852,060
 1,927,000       Mitsubishi Heavy Industries Ltd.
                 (Engineering)                           13,874,972
 1,530,000       Mitsui Marine & Fire (Insurance)         8,215,019
 450,100         Santen Pharmaceutical Co.
                 (Healthcare)                             8,352,716
 92,800          Sanyo Shinpan Financial
                 (Financial)                              5,204,668

--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
Goldman Sachs International Equity Fund (continued)
January 31, 1997



--------------------------------------------------------------------

Shares           Description                                  Value
====================================================================
Common Stocks (continued)
Japanese Yen (continued)
 322,000         Shimachu (Retail-Furniture)          $   6,905,027
 213,900         SMC Corp. (Machinery)                   13,125,622
 410,000         Taikisha Ltd. (Machinery)                5,038,558
 570,000         Takeda Chemical Industry
                 (Healthcare)                            11,235,927
 235,000         TDK Corp. (Consumer Goods)              15,040,620
 464,000         Tostem Corp. (Construction)             10,906,842
 146,800         York Benimaru (Retail)                   3,922,900
--------------------------------------------------------------------
                                                        171,057,916
--------------------------------------------------------------------
Malaysian Ringgit--1.9%
 1,328,000       Commerce Asset Holdings
                 (Commercial Banks)                      10,683,829
 581,000         Leader Universal Holdings
                 (Metals-Diversified)                     1,168,544
--------------------------------------------------------------------
                                                         11,852,373
--------------------------------------------------------------------
Netherlands Guilder--5.0%
 146,070         Aegon (Insurance)                        8,951,011
 136,180         Randstad Holdings (Business
                 Services)                                9,471,458
 102,016         Wolters Kluwer (Media)                  12,602,793
--------------------------------------------------------------------
                                                         31,025,262
--------------------------------------------------------------------
Singapore Dollar--1.5%
 1,511,000       Singapore Land (Real Estate)             9,123,100
--------------------------------------------------------------------
Spanish Peseta--1.9%
 63,595          Banco Popular (Commercial Banks)        11,571,494
--------------------------------------------------------------------
Swedish Krona--7.0%
 335,300         Ericsson Telecommunications
                 (Computer - Office)                     11,255,719
 268,440         Hoganas AB (Metal Products)              8,455,037
 405,970         Securitas AB (Business Services)        12,057,737
 3,469,100       Swedish Match AB (Tobacco)              11,741,304
--------------------------------------------------------------------
                                                         43,509,797
--------------------------------------------------------------------
Swiss Franc--6.8%
 52,468          Adecco SA (Business Services)           14,753,971
 6,726           Cie Financier Richemont AG
                 (Consumer Goods)                         9,231,858
 16,335          Novartis AG (Healthcare)                18,730,002
--------------------------------------------------------------------
                                                         42,715,831
--------------------------------------------------------------------
Total Common Stocks
   (Cost $503,926,410)                                $ 571,088,085
====================================================================
Preferred Stock--2.4%
--------------------------------------------------------------------
Deutsche Mark--2.4%
 74,790          Fresenius AG (Health Care),
                 Non-voting                           $  15,042,126
--------------------------------------------------------------------
Total Preferred Stock
   (Cost $4,437,079)                                  $  15,042,126
====================================================================


Principal
Amount           Description                                  Value
====================================================================
Short-Term Obligations--6.6%
--------------------------------------------------------------------
$    41,394,109  State Street Bank & Trust
                 Euro-Time Deposit 5.5%, 02/03/97**   $  41,394,109
--------------------------------------------------------------------
Total Short-Term Obligations
   (Cost $41,394,109)                                 $  41,394,109
====================================================================
Total Investments
   (Cost $549,757,598)/(a)/                           $ 627,524,320
====================================================================
Federal Income Tax Information:
   Gross unrealized gain for investments in
      which value exceeds cost                        $108,968,495
   Gross unrealized loss for investments in
      which cost exceeds value                         (31,533,818)
--------------------------------------------------------------------
   Net unrealized gain                                $  77,434,677
====================================================================

 /(a)/ The aggregate cost for federal income tax purposes is $550,089,643.
 *     Non-income producing security.
 **    A portion of this security has been segregated for extended settlement securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an intergral part of these financial statements.


-------------------------------------------------------------------------------


--------------------------------------------------------------------
Common and Preferred Stock Industry Concentrations

====================================================================
Business Services                                              7.8%
Commercial Banks                                              12.4%
Computer Software and Services                                 2.0%
Computer - Office                                              1.8%
Construction                                                   1.7%
Consumer Goods                                                 3.9%
Electrical Equipment Manufacturer                              0.9%
Electronics                                                    5.3%
Electronics and Instrumentation                                3.2%
Engineering                                                    2.2%
Financial                                                      0.8%
Financial Services                                             2.2%
Health Care                                                   10.9%
Industrial                                                     0.9%
Insurance                                                      2.7%
Machinery                                                      2.9%
Machinery and Engineering Services                             1.3%
Media                                                          2.0%
Metal Products                                                 1.4%
Metals-Diversified                                             0.2%
Office Equipment Manufacturer                                  3.9%
Oil & Gas                                                      1.8%
Real Estate                                                    3.6%
Retail                                                         3.3%
Retail-Furniture                                               1.1%
Telecommunications                                             1.5%
Textiles                                                       2.4%
Tobacco                                                        2.3%
Transportation                                                 1.9%
Utilities                                                      3.6%
Wholesale Trade                                                2.0%
--------------------------------------------------------------------
Total Common and Preferred Stock                              93.9%

====================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund



--------------------------------------------------------------------------------
Objective and Investment Approach

      The Goldman Sachs Asia Growth Fund seeks long-term capital appreciation by investing in a limited number of carefully selected companies located in 12 Asian markets, including China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.

      We utilize extensive fundamental research in our search for well-managed companies whose stock prices are, in our opinion, undervalued in the marketplace. Because many companies in the Asian region are growing at relatively rapid rates, we consider a company's return on capital, its price-to-book value and the predictability of its earnings stream as among the best measures of its intrinsic value. A strong market position and a skilled management team dedicated to maximizing shareholder returns are also important to us. Our investment process includes face-to-face meetings with senior management as well as frequent contact with a company's customers, suppliers and competitors.

      While our primary focus is on stock selection, we seek to carefully manage risk by diversifying the fund's portfolio in terms of countries, industry sectors and size of capitalization. We are also mindful of making certain that the market for a particular stock is relatively liquid, so we can easily sell a position if our opinion changes. From time to time, we may choose to significantly overweight or underweight our holdings in one country compared with our benchmark, if we believe there is a compelling reason to do so. Finally, we closely monitor the potential impact of political and economic events in the region on particular companies and adjust the portfolio accordingly.

Market Overview:  Results Were Mixed in Asian Markets

      As a group, the Asian stock markets rose 2.37% during the period, as measured by the MSCI All Country Asia Free (Ex Japan) Index (without dividends reinvested). The weak performance indicated by the Index masks the wide divergence of performance among the individual Asian markets, as several countries rose more than 10% while others fell more than 20%. The period under review began on a strong note, but the region quickly sold off in mid-February when investors became unnerved by rising political tension between China and Taiwan. Though the Asian markets briefly rebounded, investor interest was dampened again during the spring and summer due to uncertainty surrounding national elections in several countries, a decline in exports and slowing economic growth. From October 1996 through January 1997, most Asian markets recovered due to improving corporate earnings and signs of stabilizing export growth.

      In terms of individual markets, Taiwan, Malaysia and Indonesia were the strongest performers, rising 56.0%, 21.9% and 17.5%, respectively (in U.S. dollar terms), with each overcoming brief setbacks such as negative short-term economic data and political upheaval. Other positive markets were India, which was the region's strongest performer during the first half of the year and subsequently gave back some of its gains, and the Philippines, where healthy economic growth and declining inflation renewed investor interest. Hong Kong, the most heavily weighted country in the Index, posted lackluster results early in the period, then rebounded to close the period with a 12.0% gain due to a favorable interest rate environment and a soaring property market. The weakest performer was Thailand, which dropped 46.5%. Thailand was impacted by a very large budget deficit, exacerbated by the slowdown of computer-related exports as well as a tear in the speculative bubble in the real estate market, as nonperforming property loans caused problems in the banking sector. South Korea and Singapore were weak as well, declining approximately 34% and 7%, respectively. South Korean equities were affected by an ongoing investigation of government corruption and a weakening economy, and Singapore's market fell due to soft electronics exports.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Performance Review:  Country Allocations Affected the Fund's Performance


-------------------------------------------------------------------
                                          Fund Total     MSCI AC
                                           Return       Asia Free
                                        (based on net  (Ex Japan)
                                         asset value)    Index +
                                         ------------    -----
 Class A (1/31/96 - 1/31/97)*               -1.01%        2.37%
 Class B (5/1/96 - 1/31/97)*                -6.02%       -2.50%
 Institutional (2/2/96 - 1/31/97)*          -1.09%        2.06%
-------------------------------------------------------------------


 * Class A, B and Institutional share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class B and Institutional shares is a cumulative total return (not annualized) from their inception through the end of the period.
 + Represents a price-only index that does not reflect reinvested dividends.

      During the period under review, stock selection benefited the fund as a number of holdings achieved strong returns. The fund's performance was nonetheless affected by its country over- and underweightings relative to the Index when individual markets performed better or worse than expected. For example, Taiwan and Malaysia were two of the region's best performing markets, but the fund was underweighted in those countries and therefore did not fully participate in their rallies.

Financial, Property and Infrastructure Stocks Were the Strongest Performers

      The fund's best performers during the period were its positions in the financial, real estate and infrastructure sectors. Top financial stocks included two of our Hong Kong investments, HSBC Holdings PLC, one of the world's largest banking and financial services companies, and Wing Hang Bank Ltd., a provider of banking, foreign exchange and treasury services, which both benefited from strong growth in mortgage loans resulting from Hong Kong's robust property market. Metropolitan Bank and Trust, the Philippines' largest bank in terms of assets, rose substantially due to the growing Philippine economy and aggressive branch expansion, and Commerce Asset-Holdings, the fifth largest financial group in Malaysia, benefited from its merchant banking operations and strong loan growth.

      In the real estate sector, Hong Kong's booming property market buoyed several of the fund's holdings. These included Sun Hung Kai Properties, one of the largest and best managed property companies in Hong Kong; Henderson Land Development, a large property development and investment holding company that concentrates on mass residential developments; and HKR International Ltd., a real estate developer that primarily focuses on residential development in Discovery Bay on Lantau Island (a self-contained community that offers a "quality lifestyle").

      Other strong performers were two Malaysian companies that benefited from the government's commitment to improve the country's infrastructure. Road Builder Malaysia Holdings, a contractor specializing in civil engineering and road construction, continued its strategic expansion and diversification, and United Engineers Malaysia, Malaysia's largest builder and operator of toll roads, rose due to the opening of several new roads.

      Stocks that did not fulfill our expectations included Leader Universal Holdings, Malaysia's leading manufacturer of power and telecommunication cable, which reported lower than expected earnings due to very low export margins; Industrial Finance Corp. of Thailand (IFCT), which declined in sympathy with Thailand's financial sector; and Tata Engineering and Locomotive Company (TELCO), India's largest vehicle manufacturer, which slumped on speculation concerning rising inventories and general market uncertainty. We significantly reduced the fund's position in Leader Universal Holdings and IFCT, but we continue to have confidence in TELCO, which has strong fundamentals and fared well relative to the broader Indian market.

Portfolio Composition

      As of January 31, 1997, 97.1% of the fund's total market value was invested in equities while 2.2% was in cash equivalents, with the remainder in other securities. The fund's five largest country exposures were Hong Kong (39.9%), Malaysia (13.5%), Singapore (10.1%), India (9.9%) and Indonesia (5.2%).
At the end of the period, the portfolio was overweighted relative to the Index in Hong Kong, India and South Korea, slightly underweighted in
--------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund (continued)



--------------------------------------------------------------------------------

the Philippines, and significantly underweighted in Thailand, Singapore, Malaysia and Taiwan.

Additions in Real Estate and Security Services, Reductions in Several Existing Positions

      During the period, we added Hysan Development Company, a property investment company that owns a number of commercial and residential properties in Hong Kong and should be a beneficiary of rising rental prices, and Taiwan-Sogo Shinkong, a security services company that controls approximately 38% of the market in Taiwan and is expected to experience growing demand from residential clients. Other portfolio changes included the trimming of several positions in Hong Kong after they appreciated significantly and became more fully valued. These included Sun Hung Kai Properties, Henderson Land Development and HKR International Ltd.


   Top 10 Portfolio Holdings as of January 31, 1997
                                                        Percentage
                                        Line of          of Total
   Company               Country        Business        Net Assets
   HKR International     Hong Kong      Property           4.4%
     Ltd.

   Road Builder          Malaysia       Infrastructure     4.1%
     Malaysia Holdings
   Swire Pacific Ltd.    Hong Kong      Conglomerate       4.1%
   Metropolitan Bank     Philippines    Banking and        3.8%
     and Trust                            Finance
   Wing Hang Bank        Hong Kong      Banking and        3.9%
     Ltd.                                 Finance
   Henderson Land        Hong Kong      Property           3.7%
     Development
   HSBC Holdings PLC     Hong Kong      Banking and        3.5%
                                          Finance
   Hutchison             Hong Kong      Conglomerate       3.5%
     Whampoa
   Sun Hung Kai          Hong Kong      Property           3.5%
     Properties
   Commerce Asset-       Malaysia       Conglomerate       3.5%
     Holdings


Outlook

      In 1997, we expect export growth to strengthen, which should stimulate economies throughout the region. With most of the region's elections now over, the region should also benefit from greater political stability in 1997. Though the recent death of Deng Xiaoping may increase near-term volatility, we remain optimistic that the handover of Hong Kong to China will proceed smoothly, as it is in China's best interests to maintain Hong Kong's current economic success. We intend to increase the fund's weightings in Malaysia, the Philippines and Indonesia, markets that we expect to benefit from stable currencies and good economic fundamentals. In September 1996, the benchmark established a new weighting in Taiwan and doubled its weighting in Korea, and we are actively seeking investment opportunities in these countries. We continue to have a favorable view of India but are still cautious regarding Thailand and Singapore, where real estate overdevelopment may continue to hinder their respective markets for the near term.

      In general, we believe that Asian equities are attractively valued on a historical basis. We expect that economic growth in the region may slow somewhat to 5% to 7% annually, still approximately double versus the U.S., one of the world's most mature economies. Over time, we intend to broaden our emphasis from companies that tend to do well in the earliest stages of emerging economies to companies that we believe are poised to benefit most from the region's internal growth. These include new start-ups, consumer-related products and services, and infrastructure companies.

      On another front, we are pleased to announce that we have recently expanded our portfolio management team. Our new team members will focus primarily on real estate companies, conglomerates and cyclical industries, and they will enhance our ability to seek out companies with above-average growth potential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      We appreciate your continued support in what has been a challenging period for the region and the fund. Going forward, we remain confident that the region continues to offer many attractive investment opportunities for investors with a long-term view.


/s/ Warwick M. Negus

Warwick M. Negus
Senior Portfolio Manager,
Asia Active Equity


/s/ Alice Lui

Alice Lui
Portfolio Manager,
Asia Active Equity


/s/ Ravi Shanker

Ravi Shanker
Portfolio Manager,
Asia Active Equity


/s/ Karma A. Wilson

Karma A. Wilson
Portfolio Manager,
Asia Active Equity

March 3, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund
January 31, 1997


--------------------------------------------------------------------------------

The following graphs show the value, as of January 31, 1997, of a $10,000 investment made (with and without the maximum sales charge of 5.5% and redemption charge of 5.0% for Class A and B, respectively) on the inception date of each class. For comparative purposes, the performance of the Fund's benchmark (the Morgan Stanley Capital International Combined Asia (ex Japan) Index ("MSCI Combined Asia-ex Japan")) is shown for the appropriate time periods. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

                                    Class A

                          [LINE GRAPH APPEARS HERE]

                        GS Asia Growth        GS Asia Growth
                            Class A              Class A            MSCI
                        (w/sales charge)     (no sales charge)    Combined
                        ----------------     -----------------    --------
7/8/94                      $ 9,450               $10,000         $10,000
1/31/95                       8,934                 9,454           9,074
1/31/96                      11,300                11,958          11,129
1/31/97                      11,186                11,837          11,393

                                    Class B

                           [LINE GRAPH APPEARS HERE]

                          GS Asia Growth      GS Asia Growth
                              Class B             Class B           MSCI
                         (w/redemp. charge)  (no redemp. charge) Combined
                        -------------------  ------------------   --------
5/1/96                        $10,000             $10,000         $10,000
1/31/97                         9,398               8,928           9,750

                                 Institutional

                           [LINE GRAPH APPEARS HERE]

                                GS Asia Growth        MSCI
                                 Institutional      Combined
                                --------------      --------
2/2/96                             $10,000          $10,000
1/31/97                              9,891           10,206

                                 ----------------------------------------
                                         Average Annual Total Return
                                 ----------------------------------------
                                      One Year       Since Inception/(a)/
-------------------------------------------------------------------------
Class A, no sales charge               (1.01)%             6.78%
-------------------------------------------------------------------------
Class A, w/sales charge                (6.44)%            (4.46)%
-------------------------------------------------------------------------
Class B, no redemption charge            N/A              (6.02)%/(b)/
-------------------------------------------------------------------------
Class B, w/redemption charge             N/A             (10.72)%/(b)/
-------------------------------------------------------------------------
Institutional Class                      N/A              (1.09)%/(b)/
-------------------------------------------------------------------------

/(a)/ Class A, Class B and Institutional shares commenced operations July 8,
      1994, May 1, 1996 and February 2, 1996, respectively.
/(b)/ An aggregate total return (not annualized) is shown instead of an average annual total return since these classes have not completed a full twelve months of operations.

--------------------------------------------------------------------------------

Statement of Investments
--------------------------------------------------------------------
Goldman Sachs Asia Growth Fund
--------------------------------------------------------------------
January 31, 1997

--------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks--96.0%
Hong Kong Dollar--39.9%

3,734,000      Asia Satellite Tel.*
               (Telecommunications)                   $   8,312,234
1,107,000      Henderson Land Development Co.
               (Recreational Services)                   10,250,000
7,947,440      HKR International Ltd.
               (Real Estate)                             12,358,582
2,731,000      Hong Kong Electric Holdings
               (Utility)                                  9,709,517
426,000        HSBC Holdings
               (Commercial Banks)                         9,867,983
1,305,000      Hutchison Whampoa
               (Conglomerates)                            9,851,916
2,513,000      Hysan Development
               (Utility)                                  9,145,257
9,735,666      JCG Holdings Ltd.
               (Financial Services)                       8,669,002
2,308,200      San Miguel Brewery Ltd.
               (Breweries)                                1,049,994
869,000        Sun Hung Kai Properties Co.
               (Real Estate)                              9,812,556
1,262,000      Swire Pacific Ltd. "A"
               (Transportation)                          11,603,755
2,316,500      Wing Hang Bank Ltd.
               (Financial Services)                      11,030,952
--------------------------------------------------------------------
                                                        111,661,748
--------------------------------------------------------------------
Indian Rupee--9.9%

235,000       Brook Bond Lipton India Ltd.
              (Food)                                     2,438,494
372,900       Colgate Palmolive
              (Conglomerates)                            2,613,421
259,600       Hindustan Lever Ltd.
              (Household Products)                       6,423,018
10,000        Larsen & Toubro Ltd.
              (Engineering)                                 65,272
143,500       Larsen & Toubro Ltd. GDR
              (Engineering)                              1,919,313
214,000       Larsen & Toubro LTD. GDS
              (Engineering)                              2,862,250
434,250       Mahindra & Mahindra Ltd.
              (Autos and Trucks)                         4,339,472
165,750       Mahindra & Mahindra GDR
              (Autos and Trucks)                         1,895,351
4,000         Niit Limited
              (Computers)                                   32,022
80,000        Tata Engineering & Locomotive Ltd.
              GDR (Engineering)                            786,000
446,600       Tata Engineering & Locomotive Ltd.
              GDS (Engineering)                          4,387,845
--------------------------------------------------------------------
                                                        27,762,458
--------------------------------------------------------------------
Indonesian Rupiah--5.2%

2,374,750     Indofoods Sukses Makmur - Foreign
              (Food)                                     5,245,031
2,346,000     PT Bank of Bali - Foreign
              (Banking)                                  5,675,011
2,613,000     PT Jaya Real Property - Foreign
              (Real Estate)                              3,627,640
--------------------------------------------------------------------
                                                        14,547,682
--------------------------------------------------------------------
Malaysian Ringgit--13.2%

1,217,000     Commerce Asset Holdings
              (Conglomerates)                            9,790,829
623,000       Leader Universal Holdings
              (Electronics)                              1,253,017
1,936,000     Road Builder Malaysia Holdings
              (Construction)                            11,603,540
941,000       Tenaga National Berhad
              (Utility)                                  4,504,385
1,081,000     United Engineers Malaysia Holdings
              (Construction)                             9,696,822
--------------------------------------------------------------------
                                                        36,848,593
--------------------------------------------------------------------
New Taiwan Dollar--2.5%

2,118,000     Taiwan Sogo Shinkong Securities
              (Financial Services)                       7,103,755
--------------------------------------------------------------------
Philippine Peso--4.6%
18,189,000    Centennial City Inc.
              (Real Estate)                              2,208,911
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Goldman Sachs Asia Growth Fund (continued)
January 31, 1997


--------------------------------------------------------------------------------

Shares         Description                                    Value
====================================================================
Common Stocks (continued)

Philippine Peso (continued)

393,454       Metropolitan Bank and Trust
              (Banking)                               $ 10,750,925
--------------------------------------------------------------------
                                                        12,959,836
--------------------------------------------------------------------
Singapore Dollar--9.9%

639,000       Overseas Union Bank - Foreign
              (Banking)                                  5,174,457
1,149,000     Singapore Land
              (Real Estate)                              6,937,420
383,000       Singapore Press Holdings - Foreign
              (Printing & Publishing)                    7,671,970
2,195,000     Straits Steamship Land
              (Conglomerates)                            7,795,852
--------------------------------------------------------------------
                                                        27,579,699
--------------------------------------------------------------------
South Korean Won--3.8%

168,920       Korea Mobile Telecommunications
              Corp. ADR*  (Telecommunications)           2,512,685
4,759         Korea Mobile Telecommunications
              Corp. (Telecommunications)                 5,228,904
7,132         Samsung Fire & Marine Insurance
              (Insurance)                                2,982,743
--------------------------------------------------------------------
                                                        10,724,332
--------------------------------------------------------------------
Thai Baht--3.9%

723,800       Electricity Generating Public Co.
              (Utility)                                  1,815,785
758,100       Electricity Generating Public Co.
              Foreign(Utility)                           1,843,315
1,989,000     Industrial Finance Corp - Foreign
              (Financial Services)                       5,220,069
425,000       Jasmine International Co. - Foreign
              (Diversified)                                602,808
1,617,500     Thai Telephone & Telecom Corp. -
              Foreign (Telecommunications)               1,326,587
--------------------------------------------------------------------
                                                        10,808,564
--------------------------------------------------------------------
United States Dollar--3.1%

387,000       Korea Electric Power Corp. ADR*
              (Utilities)                                8,562,375
--------------------------------------------------------------------
Total Common Stocks
  (Cost $237,846,163)                                 $268,559,042
====================================================================
Rights & Warrants*--0.3%

Singapore Dollar--0.2%

    356,750  Straits Steamship Land, exp. 12/12/00
             (Conglomerate)- warrants                      494,149

Thai Baht--0.1%

    808,750  Thai Telephone & Telecom Corp., exp.
             03/07/97 (Telecommunications)-rights          351,155
--------------------------------------------------------------------
Total Rights & Warrants
  (Cost $287,980)                                     $    845,304
====================================================================
Principal
Amount       Description                                     Value
====================================================================
Corporate Bonds--0.3%

Malaysian Ringitt--0.3%

MYR          United Engineers Malaysia
1,024,000    (Construction) 4.00%, 05/22/99           $    848,528
--------------------------------------------------------------------
Total Corporate Bonds
   (Cost $521,580)                                    $    848,528
====================================================================
Short-Term Obligations--2.2%
$ 6,200,104  State Street Bank & Trust Euro-Time
             Deposit, 5.50%, 02/03/97                 $  6,200,104
--------------------------------------------------------------------
Total Short-Term Obligations
   (Cost $6,200,104)                                  $  6,200,104
====================================================================
Total Investments
   (Cost $244,855,827)/(a)/                           $276,452,978
====================================================================
Federal Income Tax Information:

   Gross unrealized gain for investments in
      which value exceeds cost                        $ 45,982,425
   Gross unrealized loss for investments in
      which cost exceeds value                         (14,998,273)
====================================================================
   Net unrealized gain                                $ 30,984,152
====================================================================

  *  Non-income producing security.
/(a)/The aggregate cost for federal income tax purposes is $244,890,862.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------
Common Stock, Rights, Warrants, and Corporate Bond Industry
   Concentrations
====================================================================
Autos and Trucks                                               2.2%
Banking                                                        7.8%
Breweries                                                      0.4%
Commercial Banks                                               3.5%
Conglomerates                                                 10.9%
Construction                                                   7.9%
Diversified                                                    0.2%
Electronics                                                    0.4%
Engineering                                                    3.6%
Financial Services                                            11.5%
Food                                                           2.7%
Household Products                                             2.3%
Insurance                                                      1.1%
Printing & Publishing                                          2.7%
Real Estate                                                   12.5%
Recreational Services                                          3.7%
Telecommunications                                             6.3%
Transportation                                                 4.1%
Utilities                                                     12.8%
--------------------------------------------------------------------
Total Common Stock, Rights, Warrants, and
   Corporate Bonds                                            96.6%
====================================================================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
-------------------------------------------------------------------------------
Statements of Assets and Liabilities
January 31, 1997

-------------------------------------------------------------------------------


                                                                                     Goldman Sachs                 Goldman Sachs
                                                                                       Balanced                    Select Equity
                                                                                         Fund                          Fund
                                                                                    ===============================================
Assets:
Investments in securities, at value (identified cost $80,718,346, $302,169,999,
   $513,612,707, $679,366,240, $213,003,477, $549,757,598 and $244,855,827,
   respectively)                                                                       $89,222,318                 $393,263,171
Cash, at value                                                                              13,884                        9,802
Receivables:
   Investment securities sold                                                            3,947,652                           --
   Forward foreign currency exchange contracts                                               6,692                           --
   Fund shares sold                                                                        565,860                    3,095,601
   Dividends and interest, at value                                                        451,554                      387,080
   Variation margin                                                                         10,928                       95,387
Deferred organization expenses, net                                                         36,173                            --
Other assets                                                                                97,786                        8,495
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                            94,352,847                  396,859,536
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
   Investment securities purchased                                                       9,690,219                           --
   Forward foreign currency exchange contracts                                                  --                           --
   Fund shares repurchased                                                                  44,298                      548,016
   Amounts owed to affiliates                                                               97,949                      388,699
Covered securities sold short (cash received, $936,984)                                    938,808                           --
Accrued expenses and other liabilities                                                      61,446                       89,126
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       10,832,720                    1,025,841
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid-in capital                                                                         73,750,866                  300,246,199
Accumulated undistributed (distributions in excess of) net investment income               180,204                           --
   (loss)
Accumulated undistributed (distributions in excess of) net realized gain (loss)
   on investment, option and futures transactions                                          977,487                    4,402,524
Accumulated net realized foreign currency gain (loss)                                       12,575                           --
Net unrealized gain on investments, options and futures                                  8,611,563                   91,184,972
Net unrealized loss on translation of assets and liabilities denominated in
   foreign currencies                                                                      (12,568)                          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                             $83,520,127                 $395,833,695
===================================================================================================================================
                                                                      Class A        Class B          Class A       Class B
                                                                    ------------   --------------   -------------  ------------
 Total shares of beneficial interest outstanding, $.001 par
   value (100,000,000 and 25,000,000 shares authorized for
   each Class A and B, respectively)                                  4,336,101          112,660      9,688,806        744,222
Net asset and Class A redemption value per share (a)                     $18.78           $18.73         $23.32         $23.18
Maximum public offering price per share (Class A NAV x
   1.0582)                                                               $19.87           $18.73         $24.68         $23.18
                                                                  Institutional      Service      Institutional     Service
                                                                    ------------   --------------   -------------  ------------
 Total shares of beneficial interest outstanding, $.001 par
   value (50,000,000 shares per each class authorized)                       --               --      6,351,958        157,464
Net asset value, offering and redemption price per share                     --               --         $23.44         $23.27
===============================================================================================================================
(a) At redemption, Class B shares are subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
===============================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
    Goldman Sachs             Goldman Sachs             Goldman Sachs               Goldman Sachs                Goldman Sachs
  Growth and Income          Capital Growth            Small Cap Equity          International Equity             Asia Growth
         Fund                     Fund                       Fund                       Fund                          Fund
==================================================================================================================================
    $638,954,258               $932,041,765              $217,608,994                $627,524,320                  $276,452,978
          59,158                     94,994                    30,728                   1,735,366                     1,060,177

       1,632,491                  1,390,277                 4,392,159                     959,642                     3,093,623
              --                         --                        --                   2,684,757                            --
       4,847,992                  1,524,356                   820,288                   4,794,141                       685,136
         572,159                    706,624                    85,173                     440,308                       262,880
              --                         --                        --                          --                            --
          19,321                         --                    13,467                      14,573                        77,113
          14,043                     16,281                     2,597                      10,188                           770
----------------------------------------------------------------------------------------------------------------------------------
     646,099,422                935,774,297               222,953,406                 638,163,295                   281,632,677
----------------------------------------------------------------------------------------------------------------------------------

       9,130,091                  9,797,231                 6,585,828                   8,912,558                            --
              --                         --                        --                   3,434,535                         1,495
         414,917                    850,523                   165,072                     198,616                       694,794
         716,432                  1,160,456                   345,810                     833,473                       400,444
              --                         --                        --                          --                            --
          21,990                     99,060                   121,890                     255,084                       846,340
----------------------------------------------------------------------------------------------------------------------------------
      10,283,430                 11,907,270                 7,218,600                  13,634,266                     1,943,073
----------------------------------------------------------------------------------------------------------------------------------
     492,994,560                657,200,330               203,743,684                 542,859,953                   266,426,371
        (193,256)                  (275,552)                       --                     (25,666)                   (1,316,323)

      17,673,137                 14,266,724                 7,385,605                   2,530,732                   (16,027,669)
              --                         --                        --                    (917,847)                     (411,919)
     125,341,551                252,675,525                 4,605,517                 112,491,393                    33,014,375

              --                         --                        --                 (32,409,536)                   (1,995,231)
----------------------------------------------------------------------------------------------------------------------------------
    $635,815,992               $923,867,027              $215,734,806                $624,529,029                  $279,689,604
==================================================================================================================================
   Class A     Class B       Class A     Class B      Class A       Class B        Class A     Class B       Class A      Class B
------------- ----------  ------------- ----------  ------------ ------------   ------------ -----------  ------------ -----------
   26,534,286    751,089     55,021,724    193,240    10,140,493     176,544      27,765,580     997,807    16,122,122    206,387
       $23.18     $23.10         $16.73     $16.67        $20.91      $20.80          $19.32      $19.24        $16.31     $16.24
       $24.53     $23.10         $17.70     $16.67        $22.13      $20.80          $20.44      $19.24        $17.26     $16.24
Institutional   Service   Institutional  Service    Institutional   Service     Institutional    Service   Institutional  Service
------------- ----------  ------------- ----------  ------------- ------------  -------------  ----------- ------------- ---------
        8,321    136,977             --         --            --          --       3,524,169      34,830       815,499         --
       $23.19     $23.17             --         --            --          --          $19.40      $19.34        $16.33         --
==================================================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended January 31, 1997

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Goldman Sachs    Goldman Sachs
                                                                                                  Balanced       Select Equity
                                                                                                    Fund             Fund
                                                                                               ===================================
Investment income:
Dividends /(a)/                                                                                $    838,092       $   5,629,026
Interest /(b)/                                                                                    2,107,288             541,011
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                      2,945,380           6,170,037
----------------------------------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                            309,372           1,413,035
Administration fees                                                                                  92,811             706,517
Distribution fees                                                                                   157,253             468,965
Authorized dealer service fees                                                                      154,686             444,626
Custodian fees                                                                                       93,352              95,947
Transfer agent fees                                                                                 148,576             319,246
Professional Fees                                                                                    71,598              74,319
Amortization of deferred organization expenses                                                       13,468               9,549
Director fees                                                                                         1,171               2,728
Other                                                                                                53,077              96,414
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                    1,095,364           3,631,346
Less--expenses reimbursed and fees waived by Goldman Sachs                                         (472,758)           (626,188)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                        622,606           3,005,158
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                      2,322,774           3,164,879
----------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                        3,811,127          14,386,845
   Options written                                                                                   (2,680)                 --
   Futures transactions                                                                             148,013             645,873
   Foreign currency related transactions                                                             12,575                  --
Net change in unrealized gain (loss) on:
   Investments                                                                                    5,008,557          49,393,370
   Futures                                                                                           14,475              67,175
   Translation of assets and liabilities denominated in foreign currencies                          (12,568)                 --
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign currency
   transactions                                                                                   8,979,499          64,493,263
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                $ 11,302,273       $  67,658,142
==================================================================================================================================

/(a)/ For the Balanced, Select Equity, Growth and Income, Capital Growth, Small
      Cap Equity, International Equity and Asia Growth Funds, taxes withheld on dividends were $1,496, $42,274, $23,285, $53,869, $4,211, $900,877 and
      $372,334, respectively.
/(b)/ For the Balanced Fund, taxes withheld on interest were $969.
/(c)/ Certain expenses reflected in the above statement of operations are incurred on a class specific basis.

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

                                                                                         ---------------------------------------
                                                                                             Goldman Sachs       Goldman Sachs
                                                                                           Growth and Income    Capital Growth
                                                                                                  Fund               Fund
                                                                                         ========================================
Investment income:
Dividends /(a)/                                                                               $ 13,008,785        $ 14,748,431
Interest /(b)/                                                                                   1,235,823           2,802,840
---------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                    14,244,608          17,551,271
---------------------------------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                         2,782,464           6,522,949
Administration fees                                                                                758,854           2,174,316
Distribution fees                                                                                1,280,332           2,179,405
Authorized dealer service fees                                                                   1,261,615           2,174,316
Custodian fees                                                                                     102,394             129,556
Transfer agent fees                                                                                871,030             908,310
Professional Fees                                                                                   75,891              74,529
Amortization of deferred organization expenses                                                      19,164                  --
Director fees                                                                                        6,744              13,973
Other                                                                                              144,279             208,397
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                   7,302,767          14,385,751
Less--expenses reimbursed and fees waived by Goldman Sachs                                      (1,113,014)         (2,171,272)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                     6,189,753          12,213,979
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                     8,054,855           5,337,292
----------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                      58,221,421          53,687,297
   Options written                                                                                 (37,206)                 --
   Futures transactions                                                                             45,994                  --
   Foreign currency related transactions                                                                --                  --
Net change in unrealized gain (loss) on:
   Investments                                                                                  67,575,111         145,350,120
   Futures                                                                                              --                  --
   Translation of assets and liabilities denominated in foreign currencies                              --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign curren
   transactions                                                                                125,805,320         199,037,417
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               $133,860,175        $204,374,709
====================================================================================================================================
                                                                                         -------------------------------------------
                                                                                           Goldman Sachs           Goldman Sachs
                                                                                          Small Cap Equity      International Equity
                                                                                                Fund                    Fund
                                                                                         ===========================================
Investment income:
Dividends /(a)/                                                                              $   968,945              $ 5,944,299
Interest /(b)/                                                                                   896,528                1,533,039
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                   1,865,473                7,477,338
------------------------------------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                       1,598,027                3,478,689
Administration fees                                                                              532,676                1,159,514
Distribution fees                                                                                538,657                1,115,919
Authorized dealer service fees                                                                   532,676                1,086,488
Custodian fees                                                                                    63,636                  786,004
Transfer agent fees                                                                              511,883                  586,243
Professional Fees                                                                                 72,844                   84,162
Amortization of deferred organization expenses                                                    18,742                   17,603
Director fees                                                                                      3,842                    5,519
Other                                                                                             73,764                  229,722
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                 3,946,747                8,549,863
Less--expenses reimbursed and fees waived by Goldman Sachs                                      (529,684)                (829,788)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                   3,417,063                7,720,075
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                  (1,551,590)                (242,737)
------------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                    29,166,218               16,714,697
   Options written                                                                              (398,365)                      --
   Futures transactions                                                                               --                       --
   Foreign currency related transactions                                                              --                  146,694
Net change in unrealized gain (loss) on:
   Investments                                                                                22,913,571               60,236,901
   Futures                                                                                            --                       --
   Translation of assets and liabilities denominated in foreign currencies                            --              (28,245,657)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign
   currency transactions                                                                      51,681,424               48,852,635
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              $50,129,834              $48,609,898
====================================================================================================================================
                                                                                         -----------------
                                                                                           Goldman Sachs
                                                                                            Asia Growth
                                                                                               Fund
                                                                                         ==================
Investment income:
Dividends /(a)/                                                                                $ 4,216,521
Interest /(b)/                                                                                     716,243
-----------------------------------------------------------------------------------------------------------
Total income                                                                                     4,932,764
-----------------------------------------------------------------------------------------------------------
Expenses: /(c)/
Investment advisory fees                                                                         1,937,658
Administration fees                                                                                645,897
Distribution fees                                                                                  636,953
Authorized dealer service fees                                                                     630,134
Custodian fees                                                                                     499,487
Transfer agent fees                                                                                385,114
Professional Fees                                                                                   84,316
Amortization of deferred organization expenses                                                      31,711
Director fees                                                                                        3,496
Other                                                                                               51,032
-----------------------------------------------------------------------------------------------------------
Total expenses                                                                                   4,905,798
Less--expenses reimbursed and fees waived by Goldman Sachs                                        (511,880)
-----------------------------------------------------------------------------------------------------------
Net expenses                                                                                     4,393,918
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                       538,846
-----------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment, option, futures and foreign currency transactions:
Net realized gain (loss) from:
   Investment transactions                                                                      (7,294,240)
   Options written                                                                                      --
   Futures transactions                                                                           (141,910)
   Foreign currency related transactions                                                        (1,099,538)
Net change in unrealized gain (loss) on:
   Investments                                                                                   5,823,115
   Futures                                                                                              --
   Translation of assets and liabilities denominated in foreign currencies                        (599,549)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment, option, futures and foreign
   currency transactions                                                                        (3,312,122)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                $(2,773,276)
===========================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
-------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended January 31, 1997

--------------------------------------------------------------------------------

                                                                                     Goldman Sachs                 Goldman Sachs
                                                                                       Balanced                    Select Equity
                                                                                         Fund                          Fund
                                                                                    ===============================================
From operations:
Net investment income (loss)                                                          $  2,322,774                $   3,164,879
Net realized gain (loss) on investment, option and futures transactions                  3,956,460                   15,032,718
Net realized gain (loss) on foreign currency related transactions                           12,575                           --
Net change in unrealized gain (loss) on investments, options and futures                 5,023,032                   49,460,545
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                       (12,568)                          --
-----------------------------------------------------------------------------------------------------------------------------------


Net increase (decrease) in net assets resulting from operations                         11,302,273                   67,658,142
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
    Class A shares                                                                      (2,259,972)                  (1,515,575)
    Class B shares                                                                         (13,466)                      (4,750)
    Institutional shares                                                                        --                   (1,606,175)
    Service shares                                                                              --                       (6,666)
In excess of net investment income
    Class A shares                                                                          (7,504)                           --
    Class B shares                                                                              --                      (118,421)
    Institutional shares                                                                        --                       (34,205)
    Service shares                                                                              --                       (16,030)
From net realized gain on investment, option and futures transactions
    Class A shares                                                                      (3,654,841)                  (7,174,235)
    Class B shares                                                                         (77,400)                    (440,131)
    Institutional shares                                                                        --                   (4,675,726)
    Service shares                                                                              --                      (68,472)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                     (6,013,183)                 (15,660,386)
 -----------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                       29,174,047                  167,209,718
Reinvestment of dividends and distributions                                              5,694,651                   14,904,237
Cost of shares repurchased                                                              (7,565,668)                 (32,152,494)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions                 27,303,030                  149,961,461
-----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                          32,592,120                  201,959,217

Net assets:
Beginning of year                                                                       50,928,007                  193,874,478
===================================================================================================================================
End of year                                                                           $ 83,520,127                $ 395,833,695
===================================================================================================================================
Accumulated undistributed (distributions in excess of) net investment income          $    180,204                $          --
===================================================================================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                Goldman Sachs       Goldman Sachs   Goldman Sachs
Statements of Changes in Net Assets                                           Growth and Income    Capital Growth     Small Cap
For the Year Ended January 31, 1997                                                 Fund                Fund         Equity Fund
                                                                              ====================================================
From operations:
Net investment income (loss)                                                     $  8,054,855        $   5,337,292   $  (1,551,590
Net realized gain (loss) on investment, option and futures transactions            58,230,209           53,687,297      28,767,853
Net realized gain (loss) on foreign currency related transactions                          --                   --              --
Net change in unrealized gain (loss) on investments, options and futures           67,575,111          145,350,120      22,913,571
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                       --                   --              --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   133,860,175          204,374,709      50,129,834
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
    Class A shares                                                                 (8,111,894)          (5,948,617)             --
    Class B shares                                                                     (5,818)                  --              --
    Institutional shares                                                                 (494)                  --              --
    Service shares                                                                    (11,500)                  --              --
In excess of net investment income
    Class A shares                                                                   (135,533)            (258,749)             --
    Class B shares                                                                    (48,273)             (12,838)             --
    Institutional shares                                                                 (380)                  --
    Service shares                                                                     (9,070)                  --              --
From net realized gain on investment, option and futures transactions
    Class A shares                                                                (46,442,616)         (91,862,169)    (10,210,264)
    Class B shares                                                                   (754,312)            (179,327)       (149,626)
    Institutional shares                                                               (9,971)                  --              --
    Service shares                                                                   (255,610)                  --              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                               (55,785,471)         (98,261,700)    (10,359,890)
----------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                 140,362,846           76,008,897      56,119,213
Reinvestment of dividends and distributions                                        53,352,809           90,088,874       9,876,571
Cost of shares repurchased                                                        (72,730,939)        (229,399,817)    (95,024,895)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions           120,984,716          (63,302,046)    (29,029,111)
----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                    199,059,420           42,810,963      10,740,833

Net Asssets:
Beginning of Year                                                                 436,756,572          881,056,064     204,993,973
==================================================================================================================================
End of Year                                                                      $635,815,992        $923,867,027    $ 215,734,806
==================================================================================================================================
Accumulated distributed (distributions in excess investment income)              $   (193,256)       $    (275,552)  $          --
==================================================================================================================================


                                                                              -----------------------------------------------------
Statements of Changes in Net Assets                                                  Goldman Sachs                Goldman Sachs
For the Year Ended January 31, 1997                                                  International                 Asia Growth
                                                                                      Equity Fund                     Fund
                                                                              ====================================================
From operations:
Net investment income (loss)                                                          $    (242,737)               $     538,846
Net realized gain (loss) on investment, option and futures transactions                  16,714,697                   (7,436,150)
Net realized gain (loss) on foreign currency related transactions                           146,694                   (1,099,538)
Net change in unrealized gain (loss) on investments, options and futures                 60,236,901                    5,823,115
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                    (28,245,657)                    (599,549)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          48,609,898                   (2,773,276)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income
    Class A shares                                                                               --                     (206,784)
    Class B shares                                                                               --                           --
    Institutional shares                                                                   (106,712)                          --
    Service shares                                                                               --                           --
In excess of net investment income
    Class A shares                                                                               --                           --
    Class B shares                                                                               --                       (5,064)
    Institutional shares                                                                         --                      (83,075)
    Service shares                                                                               --                           --
From net realized gain on investment, option and futures transactions
    Class A shares                                                                       (5,358,559)                          --
    Class B shares                                                                         (159,717)                          --
    Institutional shares                                                                   (689,171)                          --
    Service shares                                                                           (3,947)                          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                      (6,318,106)                    (294,923)
------------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                       321,475,961                  144,448,826
Reinvestment of dividends and distributions                                               5,481,492                      221,279
Cost of shares repurchased                                                              (75,580,037)                 (67,451,011)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions                 251,377,416                   77,219,094
----------------------------------------------------------------------------------------------------------------------------------
Total increase
Net assets:                                                                             293,669,208                   74,150,895

Beginning of year                                                                       330,859,821                  205,538,709
===================================================================================================================================
End of year                                                                            $624,529,029                 $279,689,604
====================================================================================================================================
Accumulated undistributed (distributions in excess of) net investment income           $    (25,666)                $ (1,316,323)
===================================================================================================================================

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended January 31, 1996

--------------------------------------------------------------------------------

                                                                                     Goldman Sachs                 Goldman Sach
                                                                                       Balanced                    Select Equity
                                                                                         Fund                          Fund
                                                                                    ==============================================
From operations:
Net investment income (loss)                                                          $  1,083,645                $   1,518,160
Net realized gain (loss) on investment, option and futures transactions                  1,715,887                    4,687,943
Net realized gain on foreign currency related transactions                                      --                           --
Net change in unrealized gain on investments, options and futures                        3,518,420                   37,068,509
Net change in unrealized loss on translation of assets and liabilities
   denominated in foreign currencies                                                            --                           --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     6,317,952                   43,274,612
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
From net investment income                                                                (991,655)                  (1,610,216)
In excess of net investment income                                                              --                           --
From net realized gain on investment, option and futures transactions                     (962,754)                  (3,527,188)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                                     (1,954,409)                  (5,137,404)
----------------------------------------------------------------------------------------------------------------------------------
From share transactions:
Net proceeds from sales of shares                                                       41,736,040                  102,149,318
Reinvestment of dividends and distributions                                              1,802,563                    4,880,575
Cost of shares repurchased                                                              (4,483,707)                 (46,260,132)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from share transactions                 39,054,896                   60,769,761
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                               43,418,439                   98,906,969

Net assets:
Beginning of year                                                                        7,509,568                   94,967,509
==================================================================================================================================
End of year                                                                           $ 50,928,007                $ 193,874,478
==================================================================================================================================
Accumulated undistributed (distributions in excess of) net investment income          $    125,304                $      86,854
==================================================================================================================================
Summary of share transactions:
===================================================================================================================================
                                                                                         Class A       Class A      Institutional
                                                                                     -------------- --------------  --------------
Shares sold                                                                             2,578,356     2,479,285      3,220,915
Reinvestment of dividends and distributions                                               108,023       161,481         97,993
Shares repurchased                                                                       (271,753)   (2,578,247)       (30,492)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                                           2,414,626        62,519      3,288,416
==================================================================================================================================


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs             Goldman Sachs              Goldman Sachs             Goldman Sachs                Goldman Sachs
   Growth and Income          Capital Growth                Small Cap               International                 Asia Growth
         Fund                      Fund                    Equity Fund               Equity Fund                     Fund
=================================================================================================================================

    $  5,307,925               $    6,032,534             $   (1,717,759)           $     725,369                $   1,643,482
      18,815,320                  188,790,639                 (5,033,599)              (8,757,936)                  (5,766,395)
              --                           --                         --               21,213,851                      416,433
      58,081,439                   53,559,848                 30,594,034               69,834,990                   42,480,420
              --                           --                         --              (12,612,130)                  (1,710,833)
--------------------------------------------------------------------------------------------------------------------------------
      82,204,684                  248,383,021                 23,842,676               70,404,144                   37,063,107
---------------------------------------------------------------------------------------------------------------------------------

      (5,300,032)                  (6,289,354)                        --               (9,491,864)                  (1,787,451)
              --                          --                          --                       --                   (1,657,672)
     (11,998,907)                (139,713,660)                  (161,357)             (14,089,155)                          --
---------------------------------------------------------------------------------------------------------------------------------
     (17,298,939)                (146,003,014)                  (161,357)             (23,581,019)                  (3,445,123)
---------------------------------------------------------------------------------------------------------------------------------

     199,623,973                  144,529,476                 56,891,181               85,900,104                   88,560,430
      16,219,024                  131,979,456                    149,801               21,651,092                    2,951,847
     (37,764,413)                (359,937,680)              (195,215,538)             (98,600,969)                 (43,889,831)
---------------------------------------------------------------------------------------------------------------------------------
     178,078,584                  (83,428,748)              (138,174,556)               8,950,227                   47,622,446
---------------------------------------------------------------------------------------------------------------------------------
     242,984,329                   18,951,259               (114,493,237)              55,773,352                   81,240,430

     193,772,243                  862,104,805                319,487,210              275,086,469                  124,298,279
=================================================================================================================================
    $436,756,572               $  881,056,064             $  204,993,973            $ 330,859,821                $ 205,538,709
=================================================================================================================================
    $     56,087               $      607,360             $           --            $     227,683                $  (1,630,536)
=================================================================================================================================

      Class A                     Class A                    Class A                   Class A                      Class A
    -------------              ---------------            ---------------           --------------               --------------
      10,766,604                    9,130,715                  3,285,739                5,082,572                    5,830,049
         848,870                    9,145,811                      8,585                1,286,112                      197,978
      (2,027,335)                 (22,215,374)               (11,228,873)              (6,067,690)                  (2,898,305)
---------------------------------------------------------------------------------------------------------------------------------
       9,588,139                   (3,938,848)                (7,934,549)                 300,994                    3,129,722
=================================================================================================================================
--------------------------------------------------------------------   ----------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements
January 31, 1997


--------------------------------------------------------------------------------
1.  Organization

Goldman Sachs Equity Portfolios, Inc. (the "Company") is a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Included in this report are the financial statements for the Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs Select Equity Fund ("Select Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs Small Cap Equity Fund ("Small Cap Equity Fund"), Goldman Sachs International Equity Fund ("International Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund"), collectively, "the Funds." The Select Equity, Growth and Income, International Equity and Asia Growth Funds offer four classes of shares - Class A, Class B, Institutional and Service. The Balanced, Capital Growth and Small Cap Equity Funds offer two classes of shares - Class A and Class B.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A.  Investment Valuation
------------------------

Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Directors of the Company.

B.  Securities Transactions and Investment Income
-------------------------------------------------

Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Dividends for which the Funds have the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. This amount is also used as an estimate of the fair value of the stock received. Interest income is determined on the basis of interest accrued, premium amortized and discount earned with the exception of the Balanced Fund which does not amortize premiums. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds subject to such taxes.

C.  Mortgage Dollar Rolls
-------------------------

The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

D.  Foreign Currency Translations
---------------------------------

The books and records of the Company are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments,
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.

    Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

E.  Forward Foreign Currency Exchange Contracts
-----------------------------------------------

Certain of the Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The International Equity and Asia Growth Funds may enter into such contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the funds' financial statements. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F.  Short Securities Positions
------------------------------

The Funds (other than the Select Equity Fund) may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the fund's records and any difference between this market value and cash received is reported as unrealized gain or loss. Gains and losses are realized when a short

--------------------------------------------------------------------------------
position is closed out by delivering securities back to the broker.

At January 31, 1997, the Balanced Fund had the following covered short positions open:

-------------------------------------------------------------------------------
                                                Short Position

Issuer                                 Par Value              Market Value
---------------------------          ---------------       --------------------
FNMA TBA 15-Year                          $900,000                 $938,808
-------------------------------------------------------------------------------

G.  Federal Taxes
-----------------

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of their investment company taxable income and capital gains to their shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.

    Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31, 1997 of capital loss carryforward expiring in 2002, 2003 and 2004 for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

H.  Deferred Organization Expenses
----------------------------------

Organization-related costs are being amortized on a straight-line basis over a period of five years.

I.  Expenses
------------

Expenses incurred by the Company which do not specifically relate to an individual fund of the Company are allocated to the Funds based on each Fund's relative
--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
January 31, 1997


--------------------------------------------------------------------------------
average net assets for the period.

    Class A and Class B shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares. Each class of Shares separately bears their respective class-specific transfer agency fees. Service Shares separately bear a service fee.

J.  Option Accounting Principles
--------------------------------

When certain of the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the funds enter into a closing purchase transaction, the funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

    Upon the purchase of a call option or a protective put option by the Funds the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the funds will realize a loss in the amount of the cost of the option. If the funds enter into a closing sale transaction, the funds will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the funds purchase upon exercise will be increased by the premium originally paid.

K.  Futures Contracts
---------------------

The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices or currency exchange rates or to seek to increase total return. The Select Equity Fund may enter into such transactions only with respect to the S&P 500 Index. A Fund will engage in futures transactions only for bona fide hedging purposes as defined in regulations of the CFTC or to seek to increase total return (except with respect to transactions by the Balanced, Growth and Income, Select Equity, Capital Growth and Small Cap Equity Funds, in futures on foreign currencies) to the extent permitted by such regulations. The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities.

    Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Funds each day, dependent on the daily fluctuations in the value of the contract, and are recorded for financial reporting purposes as unrealized gains or losses. When entering into a closing transaction, the Funds will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued using methods approved by the Board of Directors of the Company.

    Certain risks may arise upon entering into futures contracts. The predominant risk is that the changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds'
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
hedging strategies and may also result in a loss to the Funds.

3.  Agreements

Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser to the Balanced, Growth and Income, Small Cap Equity and International Equity Funds; Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman Sachs, acts as investment adviser to the Select Equity and Capital Growth Funds; and Goldman Sachs Asset Management International ("GSAM International") acts as investment adviser to the Asia Growth Fund and subadviser to the International Equity Fund. Under the Investment Advisory and Subadvisory Agreements, GSAM, GSFM and GSAM International (the "Investment Advisors"), subject to the general supervision of the Company's Board of Directors, manage the Company's portfolios. As compensation for the services rendered under the Investment Advisory Agreements and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .50%, .55%, .75% and .25% of the average daily net assets of the Balanced, Growth and Income, Small Cap Equity and International Equity Funds, respectively. GSFM is entitled to a fee of .50% and .75% of the average daily net assets of the Select Equity and Capital Growth Funds, respectively. GSAM International is entitled to an advisory fee for the Asia Growth Fund and a subadvisory fee for the International Equity Fund of .75% and .50% of the average daily net assets for those funds, respectively.

    GSAM also acts as the Funds' administrator pursuant to Administration Agreements. Under these Administration Agreements, GSAM administers the Funds' business affairs, including providing facilities. As compensation for the services rendered pursuant to the Administration Agreements, GSAM is entitled to a fee of .15% of the average daily net assets of the Balanced and Growth and Income Funds, and .25% of the average daily net assets of the Select Equity, Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds.

    Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Expenses" for the Balanced, Select Equity, Growth and Income, International Equity and Asia Growth Funds (excluding advisory, administration, service, distribution and authorized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions and extraordinary expenses and with the exception of the Balanced Fund, transfer agent fees) until further notice to the extent such expenses exceed .10%, .06%, .11%, .20% and
 .24% of the average daily net assets of the funds, respectively.

    Goldman Sachs serves as the Distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A salesload and Class B back-end salesload imposed and has advised the Company that it retained approximately $94,000, $380,000, $555,000, $323,000, $219,000,
$1,563,000 and $1,397,000 during the year ended January 31, 1997 for the Balanced, Select Equity, Growth and Income, Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds, respectively.

    The Company, on behalf of each Fund, has adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to .25% and .75% of a Fund's average daily net assets attributable to Class A and Class B shares, respectively.

    The Company, on behalf of each Fund, has adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A and Class B shares. Goldman Sachs also serves as the Transfer Agent of the funds for a fee.

   For the year ended January 31, 1997, the Advisors, Administrator and Distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):
--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
January 31, 1997


--------------------------------------------------------------------------------

                        Waivers
                        -------                       Reimburse-
                        Admin-   Class A  Reimburse-     ment
     Fund      Adviser istrator   12b-1      ment     Outstanding
------------------------------------------------------------------
Balanced       $   --   $   --   $    153  $     320   $      88
Select Equity      170      282        69        105           3
Growth and
 Income            --       --      1,113         --          --
Capital
 Growth            --       --      2,171         --          --
Small Cap
 Equity            --       --        530         --          --
International
 Equity             50      464       171         145         --
Asia Growth        103      259       100          50         --

    The Investment Advisors, Administrator and Distributor may discontinue or modify such waivers and limitations in the future at their discretion.

At January 31, 1997, the amounts owed to affiliates were as follows(in thousands):

                                        Authorized
                       Admin-   Distri-   Dealer   Transfer
     Fund      Adviser istrator butor    Service    Agent   Total
--------------------------------------------------------------------
Balanced       $  33  $   10    $   2   $   15    $   38  $   98
Select Equity    143      49       56       57        84     389
Growth and
 Income          284      78       28      119       207     716
Capital
 Growth          568     190        2      190       210   1,160
Small Cap
 Equity          134      45        2       45       120     346
International
 Equity          391      78      105      116       143     833
Asia Growth      171      36       50       53        90     400

4.  Portfolio Securities Transactions

Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options) for the year ended January 31, 1997, were as follows:

                                                         Sales or
Fund                                 Purchases          Maturities
---------                          ---------------     -------------
Balanced                            $146,297,709       $123,056,708
Select Equity                        242,635,637        102,479,847
Growth and Income                    330,177,173        256,802,366
Capital Growth                       436,178,218        569,122,643
Small Cap Equity                     202,036,820        256,627,457
International Equity                 400,682,323        166,164,906
Asia Growth                          192,125,629        118,802,040

    Included in the above amounts were purchases and proceeds of sales or maturities of governmental securities for the Balanced Fund in the amounts of $99,727,748 and $91,845,598, respectively.

    For the year ended January 31, 1997, written put option transactions in the Balanced Fund were as follows:

                                       Number of        Premium
Written Options                        Contracts        Received
----------------------                -------------   -------------
Balance outstanding at
  beginning of year                             0      $         0
Options written                                32            5,416
Options repurchased                           (32)          (5,416)
                                   ---------------  ---------------
Balance outstanding,
   end of year                                  0      $         0
                                   ===============  ===============

    For the year ended January 31, 1997, written call option transactions in the Growth and Income Fund were as follows:

                                       Number of        Premium
Written Options                        Contracts        Received
----------------------                -------------   -------------
Balance outstanding at
  beginning of year                             0       $        0
Options written                               438           73,608
Options repurchased                          (438)         (73,608)
                                   ---------------  ---------------
Balance outstanding,
   end of year                                  0       $        0
                                   ===============  ===============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    For the year ended January 31, 1997, written put option transactions in the Small Cap Equity Fund were as follows:

                                       Number of        Premium
Written Options                        Contracts        Received
----------------------                -------------   -------------
Balance outstanding at
   beginning of year                            0      $         0
Options written                             2,100          575,871
Options expired                                (9)          (2,026)
Options exercised                          (1,091)        (238,096)
Options repurchased                        (1,000)        (335,749)
                                   ---------------  ---------------
Balance outstanding,
   end of year                                  0      $         0
                                   ===============  ===============

    Certain risks arise related to call and put options from the possible inability of counterparties to meet the terms of their contracts.

    At January 31, 1997, the Balanced Fund had the following outstanding forward foreign currency exchange contracts:

--------------------------------------------------------------------
   Foreign Currency        Value on                     Unrealized
    Sale Contracts      Settlement Date Current Value      Gain
--------------------------------------------------------------------
Australian Dollar
   expiring 3/14/97          $777,277       $770,585        $6,692
--------------------------------------------------------------------
Total Foreign
   Currency Sale
   Contracts                 $777,277       $770,585        $6,692
--------------------------------------------------------------------

    At January 31, 1997, the International Equity Fund had the following outstanding forward foreign currency exchange contracts:

--------------------------------------------------------------------
   Foreign Currency        Value on                     Unrealized
    Sale Contracts      Settlement Date Current Value  Gain (Loss)
--------------------------------------------------------------------
Swiss Franc
   expiring 4/28/97       $39,343,000    $39,665,062   $  (322,062)

Deutsche Mark
   expiring 2/27/97        22,305,725     22,183,180       122,545

Hong Kong Dollar
   expiring 8/8/97         38,565,981     38,530,005        35,976

Japanese Yen
   expiring 4/24/97       122,316,352    119,792,909     2,523,443
--------------------------------------------------------------------
Total Foreign Currency
   Sale Contracts        $222,531,058   $220,171,156    $2,359,902
--------------------------------------------------------------------
--------------------------------------------------------------------
   Foreign Currency        Value on                     Unrealized
  Purchase Contracts    Settlement Date Current Value  Gain (Loss)
--------------------------------------------------------------------
Hong Kong Dollar
   expiring 2/3/97            $35,454        $35,454            $--
--------------------------------------------------------------------
Total Foreign Currency
    Purchase Contracts        $35,454        $35,454            $--
--------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 1997, the Balanced and International Equity Fund's had sufficient cash and securities to cover any commitments under these contracts.

    The Balanced and International Equity Funds have recorded a "Receivable for forward foreign currency exchange contracts" and "Payable for forward foreign currency exchange contracts" resulting from open and closed but not settled forward foreign currency exchange contracts of $6,692 and $0, and $2,684,757 and $3,434,535, respectively, in the accompanying Statements of Assets and Liabilities. Included in these amounts for the International Equity Fund are $2,793 and $3,112,473, respectively, related to forward contracts closed but not settled as of January 31, 1997.

    For the year ended January 31, 1997, Goldman Sachs earned approximately $5,000, $78,000, $304,000, $36,000, $11,000 and $66,000 of brokerage commissions from portfolio transactions executed on behalf of the Balanced, Growth and Income, Capital Growth, Small Cap Equity, International Equity and Asia Growth Funds, respectively.

5.  Repurchase Agreements

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.



--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

January 31, 1997


--------------------------------------------------------------------------------
6.  Joint Repurchase Agreement Account

The Funds, together with other registered investment companies having advisory agreements with GSAM or GSFM, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At January 31, 1997, the Balanced, Select Equity, Growth and Income, Capital Growth and Small Cap Equity Funds had undivided interests in the repurchase agreements in the following joint account which equaled $9,200,000, $3,600,000, $26,800,000, $18,300,000 and $16,600,000,
respectively, in principal amount. At January 31, 1997, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

--------------------------------------------------------------------
Principal          Interest       Maturity                Amortized
Amount               Rate           Date                    Cost
--------------------------------------------------------------------
Bear Stearns Securities, Inc., dated 01/31/97, repurchase
   price $800,375,333 (GNMA: $26,604,837, 7.50%, 10/15/26;
   FNMA: $720,411,516, 5.50%-8.00%, 02/01/09-09/01/26;
   FHLMC: $77,372,676, 6.00%-8.00%, 04/01/98-07/01/26)
 $800,000,000        5.63%         02/03/97         $   800,000,000
Nomura Securities, Inc. dated 01/31/97, repurchase price
   $100,047,083 (GNMA: $102,007,864, 5.50%-10.25%
   01/15/20-01/20/27)
 100,000,000          5.65         02/03/97             100,000,000
Lehman Government Securities, dated 01/31/97, repurchase
   price $201,894,173 (U.S. Treasury Notes: $191,656,654,
   6.38%, 01/15/00-08/15/02; U.S. Treasury Stripped
   Securities: $14,095,535, 05/15/02-11/15/03)
 201,800,000         5.60          02/03/97             201,800,000

--------------------------------------------------------------------
 Total Joint Repurchase Agreement Account          $  1,101,800,000
--------------------------------------------------------------------

7.  Line of Credit Facility

The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Funds, except the Select Equity Fund, participate in a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the year ended January 31, 1997, the Funds did not have any borrowings under these facilities.

8.  Transactions With Affiliated Companies

A Fund is considered to be invested in an affiliated company if that Fund owns greater than five percent of the outstanding voting securities of such company. Transactions during the year ended January 31, 1997 which are considered to be affiliates of Small Cap Equity are as follows (dollar amounts in thousands):

                 Purchases  Sales      Realized   Dividend   Market
Affiliate Name    at Cost  Proceeds   Gain/(Loss)  Income    Value
--------------------------------------------------------------------
American Safety
Razor              $   --   $5,751     $  289     $  --      $  --
--------------------------------------------------------------------
Alpine Lace
Brands, Inc.        7,790       --         --        --      2,341
--------------------------------------------------------------------
APS Holding
Corp.              10,305      654        290        --      7,869
--------------------------------------------------------------------
J. Baker, Inc.      1,591    1,349     (1,090)       60      7,565
--------------------------------------------------------------------
Black Box, Inc.        --   23,013     14,149        --         --
--------------------------------------------------------------------
Brookstone, Inc.       --    2,722       (758)       --      5,939
--------------------------------------------------------------------
Congoleum Corp.        --    2,323       (102)       --      3,156
--------------------------------------------------------------------
Hollinger
International
Corp.                  --   10,903     (1,311)      112         --
--------------------------------------------------------------------
International Post
Ltd.                   --    2,215     (3,933)       --      1,729
--------------------------------------------------------------------
Morningstar
Group Inc.             --   12,216      6,346        --         --
--------------------------------------------------------------------
Mortons
Restaurant
Group, Inc.            --    4,106      1,625        --      6,439
--------------------------------------------------------------------
Opinion Research
Corp.                  --       --         --        --      2,022
--------------------------------------------------------------------
Pegasus
Communications
Corp.               3,697       --         --        --      3,224
--------------------------------------------------------------------
Platinum
Entertainment
Corp.               3,354       --         --        --      2,675
--------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  Other Matters

As of January 31, 1997, Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was the beneficial owner of approximately 14% of the outstanding shares of the Select Equity Fund.

10.  Certain Reclassifications

In accordance with Statement of Position 93-2, the Balanced, Select Equity, Growth and Income, International Equity and Asia Growth Funds have reclassified $13,068, $9,549, $18,764, $302,042 and $31,712, respectively, from paid-in capital to accumulated undistributed net investment income. Additionally, the Small Cap Equity Fund has reclassified $1,532,848 from accumulated net realized gains on investments to accumulated net investment loss and $18,742 from paid-in capital to accumulated net investment loss. The Select Equity Fund reclassified $40,540 from accumulated net realized gains on investments to distributions in excess of net investment income. The International Equity Fund and the Asia Growth Fund have reclassified $205,942 and $338,857 from accumulated net realized foreign currency loss to distributions in excess of net investment income, respectively. The Asia Growth Fund also reclassified $377,435 from accumulated net realized gains on investments to distributions in excess of net investment income. These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

January 31, 1997


--------------------------------------------------------------------------------

11.  Summary of Share Transactions

Share activity for the year ended January 31, 1997 is as follows:

                                    Balanced Fund           Select Equity Fund         Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
                                     Shares       Dollars       Shares       Dollars       Shares       Dollars
                             -------------------------------------------------------------------------------------
Class A shares
Shares sold                       1,529,469   $27,172,279    3,862,697   $81,642,386     5,616,082  $121,074,992
Reinvestment of dividends
   and distributions                310,437     5,598,883      370,586     8,175,333     2,390,917   52,287,188
Shares repurchased                 (446,535)   (7,533,272)  (1,109,202)  (23,823,146)   (3,328,038) (72,163,062)
                             -------------------------------------------------------------------------------------
                                  1,393,371    25,237,890    3,124,081    65,994,573     4,678,961  101,199,118
                             -------------------------------------------------------------------------------------
Class B shares
Shares sold                         109,171     2,001,768      733,802    15,946,016       729,877   16,222,639
Reinvestment of dividends
   and distributions                  5,284        95,768       24,314       535,407        35,976      787,421
Shares repurchased                   (1,795)      (32,396)     (13,894)     (310,118)      (14,764)    (340,546)
                             -------------------------------------------------------------------------------------
                                    112,660     2,065,140      744,222    16,171,305       751,089   16,669,514
                             -------------------------------------------------------------------------------------
Institutional shares
Shares sold                              --            --    3,151,881    66,277,175         8,228      186,173
Reinvestment of dividends
   and distributions                     --            --      275,197     6,102,331            92        2,020
Shares repurchased                       --            --     (363,536)   (7,991,198)           --           --
                             -------------------------------------------------------------------------------------
                                         --            --    3,063,542    64,388,308         8,321      188,193
                             -------------------------------------------------------------------------------------
Service shares
Shares sold                              --            --      154,590     3,344,141       134,652    2,879,042
Reinvestment of dividends
   and distributions                     --            --        4,126        91,166        12,587      276,180
Shares repurchased                       --            --       (1,252)      (28,032)      (10,262)    (227,331)
                             -------------------------------------------------------------------------------------
                                         --            --      157,464     3,407,275       136,977    2,927,891
                             -------------------------------------------------------------------------------------

Net increase (decrease)  in
   shares                         1,506,031   $27,303,030    7,089,309  $149,961,461     5,575,348  $120,984,716
                             =====================================================================================
                              Capital Growth Fund
-------------------------------------------------------
                                  Shares       Dollars
                             --------------------------
Class A shares
Shares sold                     4,677,047  $73,029,007
Reinvestment of dividends
   and distributions            5,870,272   89,898,521
Shares repurchased            (14,635,348) (229,277,58)
                             ----------------------------
                               (4,088,029) (66,350,058)
                             ----------------------------
Class B shares
Shares sold                       188,331    2,979,890
Reinvestment of dividends
   and distributions               12,408      190,353
Shares repurchased                 (7,499)    (122,231)
                             ----------------------------
                                  193,240    3,048,012
                             ----------------------------
Institutional shares
Shares sold                            --           --
Reinvestment of dividends
   and distributions                   --           --
Shares repurchased                     --           --
                             ----------------------------

                             ----------------------------
Service shares
Shares sold                            --           --
Reinvestment of dividends
   and distributions                   --           --
Shares repurchased                     --           --
                             ----------------------------
                                       --           --
                             ----------------------------

Net increase (decrease) in
   shares                      (3,894,789) $(63,302,046)
                             ============================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                              Small Cap Equity Fund    International Equity Fund        Asia Growth Fund
----------------------------------------------------------------------------------------------------------------
                                 Shares       Dollars        Shares      Dollars        Shares       Dollars
                            ------------------------------------------------------------------------------------
Class A shares
Shares sold                   2,508,268   $52,353,524    12,103,239  $230,847,197     7,588,351  $124,281,405
Reinvestment of dividends
   and distributions             475,255    9,732,097       241,377     4,749,851        11,669       184,607
Shares repurchased            (4,697,902) (94,933,279)   (3,820,157)  (72,226,935)   (3,945,614) (63,723,269)
                            ------------------------------------------------------------------------------------
                              (1,714,379) (32,847,658)    8,524,459   163,370,113     3,654,406    60,742,743
                            ------------------------------------------------------------------------------------
Class B shares
Shares sold                      173,849    3,765,689     1,000,064    19,327,085       210,879     3,433,876
Reinvestment of dividends
   and distributions               7,086      144,474         7,924       155,475           279         4,391
Shares repurchased                (4,391)     (91,616)      (10,181)     (198,263)       (4,771)      (76,391)
                            ------------------------------------------------------------------------------------
                                 176,544    3,818,547       997,807    19,284,297       206,387     3,361,876
                            ------------------------------------------------------------------------------------
Institutional shares
Shares sold                           --           --     3,657,119    70,627,799     1,041,822    16,733,545
Reinvestment of dividends
   and distributions                  --           --        28,973       572,219         2,040        32,281
Shares repurchased                    --           --      (161,923)   (3,153,741)     (228,363)   (3,651,351)
                            ------------------------------------------------------------------------------------
                                      --           --     3,524,169    68,046,277       815,499    13,114,475
                            ------------------------------------------------------------------------------------
Service shares
Shares sold                           --           --        34,686       673,880            --            --
Reinvestment of dividends
   and distributions                  --           --           200         3,947            --            --
Shares repurchased                    --           --           (56)       (1,098)           --            --
                            ------------------------------------------------------------------------------------
                                      --           --        34,830       676,729            --            --
                            ------------------------------------------------------------------------------------

Net increase (decrease) in
   shares                    (1,537,835)  $(29,029,111)  13,081,265  $251,377,416     4,676,292  $77,219,094
                           =====================================================================================

    Share activity for the year ended January 31, 1996 is as follows:

                                     Select Equity Fund
-------------------------------------------------------------
                                      Shares         Dollars
                                ------------- ---------------
Class A shares
Shares sold                        2,479,285     $44,569,920
Reinvestment of dividends and        161,481
   distributions                                   3,032,597
Shares repurchased                (2,578,247)    (45,692,944)
                                ------------- ---------------
                                      62,519       1,909,573
                                ------------- ---------------
Institutional shares
Shares sold                        3,220,915       57,579,398
Reinvestment of dividends and
   distributions                      97,993        1,847,978
Shares repurchased                   (30,492)        (567,188)
                                ------------- ----------------
                                   3,288,416      $58,860,188
                                ------------- ----------------
Net increase                       3,350,935      $60,769,761
                                ============= ================

--------------------------------------------------------------------------------

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------
                                                          Income (loss) from                    Distributions to
                                                       investment operations/h/                   shareholders
                                                   -------------------------------  ------------------------------------------
                                                                    Net realized                     From
                                                                   and unrealized                net realized
                                      Net asset                    gain (loss) on     From          gain on      In excess
                                        value,          Net         investments,       net        investment       of net
                                      beginning      investment     options and     investment    and futures    investment
                                      of period        income         futures         income     transactions      income
                                     -----------------------------------------------------------------------------------------
                                                                             BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1997 - Class A Shares................    $17.31         $0.66           $2.47         $(0.66)       $(1.00)           --
1997 - Class B Shares/b/.............     17.46          0.42            2.34          (0.42)        (1.00)          (0.07)
1996 - Class A Shares................     14.22          0.51            3.43          (0.50)        (0.35)           --

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/d/.............     14.18          0.10            0.02          (0.08)       --                --
                                                      Net asset
                                      Net increase      value,                      Portfolio        Average
                                         in net         end of        Total          turnover       commission
                                       asset value      period      return/a/          rate          rate/g/
                                     ---------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1997 - Class A Shares................     $1.47         $18.78         18.59%         208.11/f/      $.0587
1997 - Class B Shares(b).............      1.27          18.73         16.22/c/       208.11/f/       .0587
1996 - Class A Shares................      3.09          17.31         28.10          197.10/f/         --

For the Period Ended January 31,
-------------------------------------
1995 - Class A Shares/d/.............      0.04          14.22          0.87/c/       14.71/c/          --
                                                                                               Ratio assuming no
                                                                                            voluntary waiver of fees
                                                                                             or expense limitations
                                                                                         -------------------------------
                                            Net            Ratio of       Ratio of net                    Ratio of net
                                         assets at           net           investment       Ratio of       investment
                                           end of        expenses to       income to      expenses to     income (loss)
                                           period        average net      average net       average        to average
                                         (in 000s)          assets           assets        net assets      net assets
                                     -----------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1997 - Class A Shares................      $81,410          1.00%           3.76%            1.77%            2.99%
1997 - Class B Shares/b/.............        2,110          1.75/e/         2.59/e/          2.27/e/          2.07/e/
1996 - Class A Shares................       50,928          1.00            3.65             1.90             2.75

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/d/.............        7,510         1.00/e/         3.39/e/           8.29/e/         (3.90)/e/

--------------------------
/a/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/b/ For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
/c/  Not annualized.
/d/ For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
/e/  Annualized.
/f/  Includes the effect of mortgage dollar roll transactions.
/g/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/h/  Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
(The accompanying notes are an integral part of these financial statements.)

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period

----------------------------------------------------------------------------------------------------------------------------

                                                               Income (loss) from                 Distributions to
                                                           investment operations/(h)/               shareholders
                                                           ==========================   ====================================
                                                                        Net realized                  From
                                                                      and unrealized              net realized
                                                 Net asset             gain (loss) on    From        gain on      In excess
                                                  value,      Net       investments,     net        investment     of net
                                                beginning  investment   options and   investment    and futures   investment
                                                 of period   income       futures       income     transactions    income
                                                 ============================================================================
                                                                                  SELECT EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares ........................      19.66     $0.16        $4.46        $(0.16)        $(0.80)         --
1997 - Class B Shares/(f)/....................      20.44      0.04         3.70         (0.04)         (0.80)       (0.16)
1997 - Institutional Shares ..................      19.71      0.30         4.51         (0.28)         (0.80)         --
1997 - Service Shares/(f)/....................      21.02      0.13         3.15         (0.13)         (0.80)       (0.10)
1996 - Class A Shares ........................      14.61      0.19         5.43         (0.16)         (0.41)         --
1996 - Institutional Shares/(d)/..............      16.97      0.16         3.23         (0.24)         (0.41)         --
1995 - Class A Shares ........................      15.93      0.20        (0.38)        (0.20)         (0.94)         --
1994 - Class A Shares ........................      15.46      0.17         2.08         (0.17)         (1.61)         --
1993 - Class A Shares ........................      15.05      0.22         0.41         (0.22)            --          --

For the Period Ended January 31,
================================
1992 - Class A Shares/(e)/....................      14.17      0.11         0.88         (0.11)            --          --

------------------------------------------------------------------------------------------------------------

                                         Net        Net                                               Net
                                       increase    asset                                             assets
                                      (decrease)   value,                Portfolio     Average       end of
                                        in net     end of    Total        turnover    commission     period
                                      asset value  period   return/(a)/     rate       rate/(g)/    (in 000s)
                                      ======================================================================
                                                               SELECT EQUITY FUND
------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
===============================
1997 - Class A Shares ..............     $3.66     $23.32      23.75%         37.28%    $.0417       $225,968
1997 - Class B Shares/(f)/..........      2.74      23.18      18.59/(b)/     37.28      .0417         17,258
1997 - Institutional Shares ........      3.73      23.44      24.63          37.28      .0417        148,942
1997 - Service Shares/(f)/..........      2.25      23.27      15.92/(b)/     37.28      .0417          3,666
1996 - Class A Shares ..............      5.05      19.66      38.63          39.35        --         129,045
1996 - Institutional Shares/(d)/....      2.74      19.71      20.14/(b)/     39.35/(b)/   --          64,829
1995 - Class A Shares ..............     (1.32)     14.61      (1.10)         56.18        --          94,968
1994 - Class A Shares ..............      0.47      15.93      15.12          87.73        --          92,769
1993 - Class A Shares ..............      0.41      15.46       4.30         144.93        --         117,757

For the Period Ended January 31,
================================
1992 - Class A Shares/(e)/............    0.88      15.05       7.01/(b)/    135.02(c)     --         151,142

                                                                              Ratios assuming no
                                                                            voluntary waiver of fees
                                                                             or expense limitations
                                                                            -------------------------
                                                    Ratio of   Ratio of net              Ratio of net
                                                      net       investment   Ratio of     investment
                                                    expenses    income to   expenses to    income
                                                   to average  average net   average      to average
                                                     assets      assets     net assets    net assets
                                                   ==================================================
                                                                   SELECT EQUITY FUND
-----------------------------------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares ........................      1.29%       0.91%        1.53%         0.67%
1997 - Class B Shares/(f)/....................      1.83/(c)/   0.06/(c)/    2.00/(c)/    (0.11)/(c)/
1997 - Institutional Shares ..................      0.65        1.52         0.85          1.32
1997 - Service Shares/(f)/....................      1.15/(c)/   0.69/(c)/    1.35/(c)/     0.49/(c)/
1996 - Class A Shares ........................      1.25        1.01         1.55          0.71
1996 - Institutional Shares/(d)/..............      0.65/(c)/   1.49/(c)/    0.96/(c)/     1.18/(c)/
1995 - Class A Shares ........................      1.38        1.33         1.63          1.08
1994 - Class A Shares ........................      1.42        0.92         1.67          0.67
1993 - Class A Shares ........................      1.28        1.30         1.53          1.05

For the Period Ended January 31,
================================
1992 - Class A Shares/(e)/....................      1.57/(c)/   1.24/(c)/    1.82/(c)/     0.99/(c)/

--------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/ Not annualized.
/(c)/ Annualized.
/(d)/ For the period from June 15, 1995 (commencement of operations) to January
     31, 1996.
/(e)/ For the period from May 24, 1991 (commencement of operations) to January
     31, 1992.
/(f)/ For the period from May 1 and June 7, 1996 (commencement of operations) to
     January 31, 1997 for Class B and Service shares, respectively.
/(g)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(h)/ Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period


--------------------------------------------------------------------------------

                                                  Income (loss) from
                                                      investment
                                                    operations/(h)/         Distributions to shareholders
                                                ======================  =====================================
                                                               Net
                                                            realized
                                                              and                     From net
                                         Net                unrealized                realized
                                        asset              gain(loss)                   gain          In                       Net
                                       value,                  on                        on         excess                  Increase
                                      beginning    Net     investments   From net    investment     of net     Additional    in net
                                         of     investment    and       investment   and option    investment    paid-in     asset
                                       period    income     options       income    transactions    income       capital     value
                                     ===============================================================================================

                                                                         GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares .............    $19.98     $0.35      $5.18       $(0.35)       $(1.97)     $ (0.01)      $  --      $3.20
1997 - Class B Shares/(f)/ ........     20.82      0.17       4.31        (0.17)        (1.97)       (0.06)         --       2.28
1997 - Institutional Shares/(f)/ ..     21.25      0.29       3.96        (0.30)        (1.97)       (0.04)         --       1.94
1997 - Service Shares/(f)/ ........     20.71      0.28       4.50        (0.28)        (1.97)       (0.07)         --       2.46
1996 - Class A Shares .............     15.80      0.33       4.75        (0.30)        (0.60)         --           --       4.18
1995 - Class A Shares .............     15.79      0.20/(b)/  0.30/(b)/   (0.20)        (0.33)       (0.07)       0.11/(b)/  0.01
For the Period Ended January 31,
==================================
1994 - Class A Shares/(c)/.........     14.18      0.15       1.68        (0.15)        (0.06)       (0.01)         --       1.61


                                                                                                 Ratio of      Ratio of
                                                                                      Net          net           net
                                        Net                                          assets      expenses     investment
                                       asset                                           at          to         income to
                                       value     Total     Portfolio    Average      end of      average       average
                                      end of     return    turnover    commission    period        net           net
                                      period     /(a)/       rate       rate/(g)/   (in 000s)     assets       assets
                                     ===================================================================================
                                                                   GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares .............    $23.18     28.42%     53.03%      $.0586      $615,103     1.22%        1.60%
1997 - Class B Shares/(f)/ ........     23.10     22.23/(d)/ 53.03        .0586        17,346     1.93/(e)/    0.15/(e)/
1997 - Institutional Shares/(f)/ ..     23.19     20.77/(d)/ 53.03        .0586           193     0.82/(e)/    1.36/(e)/
1997 - Service Shares/(f)/ ........     23.17     23.87/(d)/ 53.03        .0586         3,174     1.32/(e)/    0.94/(e)/
1996 - Class A Shares .............     19.98     32.45      57.93        --          436,757     1.20         1.67
1995 - Class A Shares .............     15.80      3.97      71.80        --          193,772     1.25         1.28
For the Period Ended January 31,
==================================
1994 - Class A Shares/(c)/.........     15.79     13.08/(d)/102.23/(d)/   --           41,528     1.25/(e)/    1.23/(e)/



                                                   Ratios assuming no
                                                voluntary waiver of fees
                                                 or expense limitations
                                            =================================
                                                                 Ratio of
                                              Ratio of         net investment
                                              expenses          income (loss)
                                             to average          to average
                                             net assets          net assets
                                            =================================
                                                 GROWTH AND INCOME FUND
-----------------------------------------------------------------------------

For the Year Ended January 31,
==============================
1997 - Class A Shares .............            1.43%                1.39%
1997 - Class B Shares/(f/) ........            1.93/(e)/            0.15/(e)/
1997 - Institutional Shares/(f)/ ..            0.82/(e)/            1.36/(e)/
1997 - Service Shares/(f)/ ........            1.32/(e)/            0.94/(e)/
1996 - Class A Shares .............            1.45                 1.42
1995 - Class A Shares .............            1.58                 0.95
For the Period Ended January 31,
==================================
1994 - Class A Shares/(c)/.........            3.24/(e)/           (0.76)/(e)/

----------------------------------
/(a)/Assumes investment at the net asset v alue at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/Calculated based on the average shares outstanding methodology.
/(c)/For the period from February 5, 1993 (commencement of operations) to
     January 31, 1994.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/For the period from March 6, May 1 and June 3, 1996 (commencement of operations) to January 31, 1997 for Service, Class B and Institutional shares, respectively.
/(g)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(h)/Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period


-----------------------------------------------------------------------------------------------------------------------------------
                                                              Income (loss) from
                                                           investment operations/(g)/         Distributions to shareholders
                                                         ===========================  =============================================
                                                                       Net realized
                                                                      and unrealized                   From net
                                              Net asset               gain (loss) on                 realized gain     In excess
                                               value,        Net       investments,    From net     on investments,      of net
                                              beginning   investment   options and    investment        options        investment
                                              of period     income       futures        income        and futures        income
                                            =======================================================================================
                                                                                 CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares....................       $14.91        $0.10        $3.56         $ (0.10)       $ (1.72)         $(0.02)
1997 - Class B Shares(b).................        15.67         0.01         2.81           (0.01)         (1.72)          (0.09)
1996 - Class A Shares....................        13.67         0.12         3.93           (0.12)         (2.69)             --
1995 - Class A Shares....................        15.96         0.03        (0.69)          (0.01)         (1.62)             --
1994 - Class A Shares....................        14.64         0.02         2.40           (0.01)         (1.07)          (0.02)
1993 - Class A Shares....................        13.65         0.06         2.28           (0.07)         (1.28)             --
1992 - Class A Shares....................        11.10         0.28         2.90           (0.31)         (0.32)             --

For the Period Ended January 31,
================================
1991 - Class A Shares/(c)/...............        11.34         0.34        (0.27)          (0.31)            --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Net
                                             Net increase     Net asset                                               assets at
                                              (decrease)        value,                  Portfolio       Average         end of
                                                in net          end of        Total     turnover       commission       period
                                              asset value       period      return/(a)/   rate          rate/(f)/     (in 000s)
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares....................      $1.82            $16.73        25.97%       52.92%        $.0563           $920,646
1997 - Class B Shares(b).................       1.00             16.67        19.39/(d)/   52.92          .0563              3,221
1996 - Class A Shares....................       1.24             14.91        30.45        63.90           --              881,056
1995 - Class A Shares....................      (2.29)            13.67        (4.38)       38.36           --              862,105
1994 - Class A Shares....................       1.32             15.96        16.89        36.12           --              833,682
1993 - Class A Shares....................       0.99             14.64        18.01        58.93           --              665,976
1992 - Class A Shares....................       2.55             13.65        29.31        48.93           --              500,307

For the Period Ended January 31,
================================
1991 - Class A Shares(c).................      (0.24)            11.10         0.84/(d)/   35.63/(d)/      --              437,533
-------------------------------------------------------------------------------------------------------------
                                                                                        Ratios assuming no
                                                                                     voluntary waiver of fees
                                                                                   =============================

                                               Ratio of        Ratio of net                     Ratio of net
                                                  net           investment        Ratio of       investment
                                              expenses to    income (loss) to   expenses to    income (loss)
                                              average net        average          average        to average
                                                assets          net assets       net assets      net assets
                                            ====================================================================

----------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
==============================
1997 - Class A Shares....................        1.40%           0.62%           1.65%            0.37%
1997 - Class B Shares/(b)/.................      2.15/(e)/      (0.39)/(e)/      2.15/(e)/       (0.39)/(e)/
1996 - Class A Shares....................        1.36            0.65            1.61             0.40
1995 - Class A Shares....................        1.38            0.16            1.63            (0.09)
1994 - Class A Shares....................        1.38            0.13            1.63            (0.12)
1993 - Class A Shares....................        1.41            0.42            1.66             0.17
1992 - Class A Shares....................        1.53            2.09            1.78             1.84

For the Period Ended January 31,
--------------------------------
1991 - Class A Shares/(c)/...............        1.27/(d)/       3.24/(d)/       1.47/(d)/        3.04/(d)/

--------------------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/For the period from May 1, 1996 (commencement of operations) to
     January 31, 1997.
/(c)/For the period from April 20, 1990 (commencement of operations) to January
     31, 1991.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(g)/Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period



--------------------------------------------------------------------------------


                                                   Income (loss) from                     Distributions to
                                                investment  operations/(g)/                  shareholders
                                                ===========================   =======================================
                                                                                            From          In excess
                                                                                             net              of
                                                             Net realized                  realized        realized        Net
                                                            and unrealized                 gain on         gains on      increase
                                     Net asset      Net     gain (loss) on     From       investment,     investment    (decrease)
                                       value,    investment  investments,       net       option and      option and      in net
                                     beginning     income    options and     investment    futures         futures        asset
                                     of period     (loss)      futures         income    transactions    transactions     value
                                     ==============================================================================================

                                                      SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
===================================
1997 - Class A Shares .............  $17.29        $(0.21)      $4.92        $   -        $(1.09)        $   -            $3.62
1997 - Class B Shares/(b)/.........   20.79         (0.11)       1.21            -         (1.09)            -             0.01
1996 - Class A Shares .............   16.14         (0.23)       1.39            -         (0.01)            -             1.15
1995 - Class A Shares .............   20.67         (0.07)      (3.53)           -         (0.69)          (0.24)         (4.53)
1994 - Class A Shares .............   16.68         (0.04)       5.03            -         (1.00)            -             3.99

For the Period Ended January 31,
===================================
1993 - Class A Shares/(c)/.........   14.18          0.03        2.50          (0.03)        -               -             2.50

----------------------------------------------------------------------------------------------------
                                   Net asset                                           Net assets
                                     value,                   Portfolio    Average      at end of
                                     end of      Total        turnover    commission     period
                                     period    return/(a)/      rate       rate/(f)/    (in 000s)
                                   ================================================================

                                                        SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------

For the Year Ended January 31,
===================================
1997 - Class A Shares .............  $20.91     27.28%          99.46%       $.0461       $212,061

1997 - Class B Shares/(b)/.........   20.80     5.39/(d)/       99.46         .0461          3,674
1996 - Class A Shares .............   17.29     7.20            57.58           -          204,994
1995 - Class A Shares .............   16.14   (17.53)           43.67           -          319,487
1994 - Class A Shares .............   20.67    30.13            56.81           -          261,074

For the Period Ended January 31,
===================================
1993 - Class A Shares/(c)/.........   16.68    17.86/(d)/        7.12/( e)/     -           59,339

---------------------------------------------------------------------------------------------
                                                                      Ratios assuming no
                                                                   voluntary waiver of fees
                                                    Ratio of      ===========================
                                      Ratio of        net                        Ratio of
                                         net       investment      Ratio of         net
                                       expenses      income        expenses      investment
                                      to average     (loss) to    to average      loss to
                                         net       average net       net        average net
                                       assets        assets         assets        assets
                                      =======================================================

                                                    SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------
For the Year Ended January 31,
===================================
1997 - Class A Shares .............     1.60%         (0.72)%        1.85%        (0.97)%
1997 - Class B Shares/(b)/.........     2.35/(e)/     (1.63)/(e)/    2.35/(e)/    (1.63)/(e)/
1996 - Class A Shares .............     1.41          (0.59)         1.66         (0.84)
1995 - Class A Shares .............     1.53          (0.53)         1.78         (0.78)
1994 - Class A Shares .............     1.60          (0.45)         1.85         (0.70)

For the Period Ended January 31,
===================================
1993 - Class A Shares/(c)/.........     1.65/(e)/      0.62/(e)/     2.70/(e)/    (0.43)/(e)/

------------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/For the period from May 1, 1996 (commencement of operations) to January 31,
     1997.
/(c)/For the period from October 22, 1992 (commencement of operations) to
     January 31, 1993.
/(d)/Not annualized.
/(e)/Annualized.
/(f)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(g)/Includes the balancing effect of calculating per share amounts.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period


--------------------------------------------------------------------------------

                                                                Income (loss) from                           Distributions
                                                             investment operations/(g)/                     to shareholders
                                                  ================================================= ==============================
                                                                        Net          Net realized                       From net
                                                                     realized       and unrealized                      realized
                                                                  and unrealized      gain (loss)                        gain on
                                      Net asset                   gain (loss) on      on foreign       From            investment,
                                       value,          Net         investments,        currency         net            option and
                                      beginning    investment         options          related      investment           futures
                                      of period   income (loss)     and futures      transactions     income          transactions
                                      ============================================================================================
                                                                       INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
=====================================
1997 - Class A Shares...............    $17.20        $0.10             $3.51            $(1.28)        $  --             $(0.21)
1997 - Class B Shares/(e)/..........     18.91        (0.06)             0.94             (0.34)           --              (0.21)
1997 - Institutional Shares/(e)/....     17.45         0.04              3.39             (1.24)         (0.03)            (0.21)
1997 - Service Shares/(e)/..........     17.70        (0.02)             2.95             (1.08)           --              (0.21)
1996 - Class A Shares ..............     14.52         0.13              2.58              1.42          (0.58)            (0.87)
1995 - Class A Shares...............     18.10         0.06             (3.04)            (0.01)           --              (0.59)
1994 - Class A Shares...............     14.35         0.05              4.08             (0.38)           --                --

For the Period Ended January 31,
=====================================
1993 - Class A Shares/(b)/..........     14.18        (0.01)             0.29             (0.11)           --                --

---------------------------------------------------------------------------------------------------------------------------
                                              Net
                                           increase      Net asset
                                          (decrease)      value,                   Portfolio    Average    Net assets at
                                         in net asset     end of         Total     turnover   commission   end of period
                                             value        period      return/(a)/    rate       rate/(f)/    (in 000s)
                                         ==================================================================================

---------------------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
========================================
1997 - Class A Shares...................  $  2.12         $19.32       13.48%        38.01%       $.0318       $536,283
1997 - Class B Shares/(e)/..............     0.33          19.24        2.83/(c)/    38.01         .0318         19,198
1997 - Institutional Shares/(e)/........     1.95          19.40       12.53/(c)/    38.01         .0318         68,374
1997 - Service Shares/(e)/..............     1.64          19.34       10.42/(c)/    38.01         .0318            674
1996 - Class A Shares ..................     2.68          17.20       28.68         68.48          --          330,860
1995 - Class A Shares...................    (3.58)         14.52      (16.65)        84.54          --          275,086
1994 - Class A Shares...................     3.75          18.10       26.13         60.04          --          269,091

For the Period Ended January 31,
========================================
1993 - Class A Shares/(b)/..............     0.17          14.35        1.23/(c)/     0.00          --           66,063

-----------------------------------------------------------------------------------------------------
                                                                            Ratios assuming no
                                                                       voluntary waiver of fees or
                                                                           expense limitations
                                                                      ===============================

                                                         Ratio of net                   Ratio of
                                            Ratio of      investment                 net investment
                                              net           income       Ratio of        income
                                          expenses to     (loss) to      expenses        (loss)
                                          average net    average net    to average     to average
                                             assets         assets      net assets     net assets
                                        =============================================================

-----------------------------------------------------------------------------------------------------
For the Year Ended January 31,
========================================
1997 - Class A Shares...................     1.69%        (0.07)%          1.88%         (0.26)%
1997 - Class B Shares/(e)/..............     2.23/(d)/    (0.97)/(d)/      2.38/(d)/     (1.12)/(d)/
1997 - Institutional Shares/(e)/........     1.10/(d)/     0.43/(d)/       1.25/(d)/      0.28/(d)/
1997 - Service Shares/(e)/..............     1.60/(d)/    (0.40)/(d)/      1.75/(d)/     (0.55)/(d)/
1996 - Class A Shares ..................     1.52          0.26            1.77           0.01
1995 - Class A Shares...................     1.73          0.40            1.98           0.15
1994 - Class A Shares...................     1.76          0.51            2.01           0.26

For the Period Ended January 31,
========================================
1993 - Class A Shares/(b)/..............     1.80/(d)/    (0.42)/(d)/      2.58/(d)/     (1.20)/(d)/

--------------------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
/(b)/For the period from December 1, 1992 (commencement of operations) to
     January 31, 1993.
/(c)/Not annualized.
/(d)/Annualized.
/(e)/For the period from February 7, March 6 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional, Service and Class B shares, respectively.
/(f)/For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
/(g)/Includes the balancing effect of calculating per share amounts.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Equity Portfolios, Inc.
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period

----------------------------------------------------------------------------------------------------------------------------------
                                                                    Income (loss)                        Distributions to
                                                            from investment operations /(g)/               shareholders
                                                      --------------------------------------------- ------------------------------
                                                                                           Net
                                                                                      realized and
                                                                                       unrealized
                                              Net                        Net             gain on
                                             asset         Net       realized and        foreign
                                            value,     investment     unrealized        currency     From net        In excess
                                           beginning     income     gain(loss) on        related    investment   of net investment
                                           of period     (loss)      investments      transactions    income           income
                                          ----------------------------------------------------------------------------------------

                                                                           ASIA GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
------------------------------
1997 - Class A Shares.....................   $16.49       $ 0.06         $(0.11)         $(0.12)        $(0.01)      $ --
1997 - Class B Shares/(e)/................    17.31        (0.05)         (0.48)          (0.51)          --          (0.03)
1997 - Institutional Shares/(e)/..........    16.61         0.04          (0.11)          (0.11)         (0.04)       (0.06)
1996 - Class A Shares.....................    13.31         0.17           3.44           (0.12)         (0.17)       (0.14)

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/(b)/................    14.18         0.11          (0.89)           0.01          (0.10)        --


------------------------------------------------------------------------------------------------------------------------------
                                             Net
                                           increase       Net
                                          (decrease)     asset
                                            in net       value,                  Portfolio      Average      Net assets at
                                            asset        end of       Total      turnover      commission    end of period
                                            value        period    return/(a)/     rate         rate/(f)/        (000s)
                                          ------------------------------------------------------------------------------------

                                                                           ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
------------------------------
1997 - Class A Shares.....................  $(0.18)      $16.31     (1.01)%        48.40%       $.0151           $263,014
1997 - Class B Shares/(e)/................   (1.07)       16.24     (6.02)/(c)/    48.40         .0151              3,354
1997 - Institutional Shares/(e)/..........   (0.28)       16.33     (1.09)/(c)/    48.40         .0151             13,322
1996 - Class A Shares.....................    3.18        16.49     26.49          88.80          --              205,539

For the Period Ended January 31,
--------------------------------
1995 - Class A Shares/(b)/................   (0.87)       13.31     (5.46)/(c)/    36.08/(c)/     --              124,298


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratios assuming no
                                                                                                       voluntary waiver of fees
                                                                                                         or expense limitations
                                                                                                      ------------------------------
                                                                             Ratio          Ratio                       Ratio
                                                                            of net          of net      Ratio of        of net
                                                                          expenses to     investment    expenses      investment
                                                        Net assets at       average      income(loss)  to average    income(loss)
                                                        end of period         net         to average       net        to average
                                                            (000s)          assets        net assets     assets       net assets
                                                     -------------------------------------------------------------------------------

                                                         ASIA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

For the Year Ended January 31,
------------------------------
1997 - Class A Shares................................       $263,014         1.67%          0.20%          1.87%          0.00%
1997 - Class B Shares/(e)/...........................          3,354         2.21/(d)/     (0.56)/(d)/     2.37/(d)/     (0.72)/(d)/
1997 - Institutional Shares/(e)/.....................         13,322         1.10/(d)/      0.54/(d)/      1.26/(d)/      0.38/(d)/
1996 - Class A Shares................................        205,539         1.77           1.05           2.02           0.80

For the Period Ended January 31,
--------------------------------

1995 - Class A Shares/(b)/...........................        124,298         1.90/(d)/      1.83/(d)/      2.38/(d)/      1.35/(d)/

--------------------------

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from July 8, 1994 (commencement of operations) to January 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 2 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g)  Includes the balancing effect of calculating per share amounts.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants


--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of the Goldman Sachs Equity Portfolios, Inc.:

   We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Equity Portfolios, Inc. (a Maryland Corporation), comprising the Balanced Fund, Select Equity Fund, Growth and Income Fund, Capital Growth Fund, Small Cap Equity Fund, International Equity Fund and Asia Growth Fund, including the statements of investments, as of January 31, 1997 and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Equity Portfolios, Inc. as of January 31, 1997 the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                    ARTHUR ANDERSEN LLP

Boston, Massachusetts
March 15, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



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                     [This Page Intentionally Left Blank]









--------------------------------------  ----------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------







--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Equity Portfolios, Inc. Prospectus which contains facts concerning the Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------  ---------------------------------------------
DEAR SHAREHOLDERS:

  The U.S. stock market handsomely rewarded investors during the six-month period ended July 31, 1997. Despite predictions that the rally's momentum would falter following robust gains in 1995 and 1996, the market defied expectations by continuing its dramatic push into previously unexplored heights. Investors in most European markets also fared well, while the performance of several Asian markets was dampened by regional issues.

U.S. STOCK MARKET REACHED RECORD LEVELS AS VOLATILITY INCREASED
  The U.S. stock market soared during the period under review, achieving an impressive 22.6% gain, as measured by the Standard & Poor's 500 stock index. As was the case for much of last year, the market was led by "mega-cap" stocks, the largest capitalization stocks in the index. To a significant extent, the market's rally was attributable to highly favorable economic conditions: low inflation, low unemployment, strong productivity gains and healthy profits. As the market extended its advance, however, volatility increased. This trend was particularly evident during the first half of the period, when stronger-than-expected economic data prompted Federal Reserve policy makers to raise the Federal funds rate by a quarter-percentage point in March to 5.50%. The Fed's increase--its first since February 1995--fanned fears of a series of rate hikes, and caused the market to sell off sharply from mid-March through mid-April.
  By the end of April, however, newly released data reassured investors that the market-friendly environment remained intact: Moderating growth made further rate hikes appear less likely, inflation remained subdued and most companies continued to report strong earnings. These favorable factors helped the market quickly recoup its losses and propelled indexes to record highs throughout the latter half of the period. By mid-July, the Dow Jones Industrial Average closed above 8000 for the first time, only five months after it hit the 7000 milestone.

ECONOMIC ACTIVITY MODERATED DURING THE SPRING, FOLLOWING A ROBUST FIRST QUARTER
  Real GDP surged at a 4.9% annualized rate during the first quarter of 1997, spurred by an upswing in consumer spending, rising factory output and buoyant construction outlays. During the second quarter, however, real GDP eased to a somewhat more moderate 3.6% growth rate (annualized), partly because a cool spring impacted weather-sensitive areas such as retail sales and construction. In July, most economic data pointed toward strengthening growth, as indicated by a tightening labor market, a rebound in consumer purchases and an increase in home sales.

OUTLOOK: ECONOMIC GROWTH IS EXPECTED TO ACCELERATE DURING THE REMAINDER OF THE YEAR
  Despite slowing economic activity during the second quarter, Goldman Sachs' economists expect above-average growth to resume later in the year. If growth does accelerate, increasing pressure on labor resources is likely to cause wage inflation to climb and trigger further

--------------------------------  ---------------------------------------------
 TABLE OF CONTENTS

Introduction/Market Overview.........    1
Goldman Sachs Balanced Fund..........    3
Goldman Sachs CORE U.S. Equity Fund..   12
Goldman Sachs CORE Large Cap Growth
 Fund................................   20
Goldman Sachs Capital Growth Fund....   26
Goldman Sachs Mid Cap Equity Fund....   32

Goldman Sachs International Equity
 Fund................................   36
Goldman Sachs Small Cap Equity Fund..   43
Goldman Sachs Asia Growth Fund.......   48
Financial Statements.................   54
Notes to Financial Statements........   62
Financial Highlights.................   73

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
Fed monetary tightening by year-end. While the stock market's recent gains have been impressive, additional rate hikes could affect equity performance. As always, it is important to maintain realistic expectations regarding your equity investments' returns.
  We appreciate your investment in Goldman Sachs equity funds and look forward to continuing to serve your investment needs in the future.

Sincerely,


/s/ David B. Ford     /s/ John P. McNulty


David B. Ford         John P. McNulty
Co-Head,              Co-Head,
Goldman Sachs         Goldman Sachs
Asset Management      Asset Management




August 29, 1997

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Balanced Fund seeks to provide investors with a combination of long-term growth of capital and current income by investing in a diversified portfolio that includes both equity and fixed income securities. Under normal market conditions, the fund is expected to maintain an asset mix of 45% to 65% in equity securities, with the remainder (at a minimum 25%) in fixed income senior securities. The fund's portfolio management team reviews its asset mix on a regular basis and adjusts it to reflect changes in the economic environment.
  Stocks are selected using a value style, focusing on those stocks judged to be inexpensive relative to their expected long-term earnings and ability to pay dividends. We also consider the degree to which a company's management is committed to increasing value for shareholders.
  In the fixed income portion of the portfolio, the portfolio is actively managed within a risk-controlled framework. We seek to minimize interest rate risk relative to the portfolio's benchmark, and focus on seeking to add value through sector selection, security selection and yield curve strategies.

PERFORMANCE REVIEW: SUCCESSFUL EQUITY AND FIXED INCOME INVESTMENTS

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                             FUND TOTAL RETURN
                               (BASED ON NET                                       BENCHMARK
                               ASSET VALUE)                                      TOTAL RETURN+
                             -----------------                                   -------------
  Class A*                        15.42%                                            14.71%
  Class B*                        15.01%                                            14.71%

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.
+ The benchmark is a combination of the S&P 500 stock index (weighted at 55%) and the Lehman Brothers Aggregate Bond Index (weighted at 45%) assuming reinvestment of all dividends and interest.

  During the period under review, both of the fund's share classes outperformed the benchmark, as the accompanying table demonstrates. The equity and fixed income portions of the fund both achieved favorable results, with equity investments contributing most to relative outperformance. In addition, the fund's asset mix yielded positive results. As of July 31, 1997, 56.4% of the fund's net assets was invested in equities, 40.6% in fixed income and the remainder in cash equivalents.
  We are pleased to note that the fund fared well relative to its peers. According to Lipper Analytical Services, Inc., Class A and B shares placed within the top 15% of balanced funds (35th and 46th out of 317 funds for Class A and B, respectively) for the 12-month period ended July 31, 1997. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.)

HEALTHCARE, CONSUMER GOODS AND AIRLINE STOCKS WERE AMONG THE FUND'S BEST PERFORMERS
  The fund's top-performing stocks came from a diverse range of sectors, including healthcare, consumer goods and airlines. AETNA, INC., a leading healthcare provider, benefited from a friendlier regulatory environment and consolidation in the healthcare industry. SUNBEAM CORP., INC., a consumer products company, achieved strong results as investors responded positively to its recent reforms, including major asset sales, improved distribution and a new line of feature-laden products. CONTINENTAL AIRLINES, INC. performed well as its improved service enabled it to continue to increase its share of business traffic, which is typically more profitable than leisure travel. In contrast, FRUIT OF THE LOOM, INC. was a disappointing performer as it was impacted by a price war in screenprint tee shirts but held its prices steady in order to maintain margins.
  During the period, we significantly increased the fund's weighting in technology stocks. New investments in the sector included two computer hardware manufacturers: BAY NETWORKS, INC. (networking and

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
connectivity products) and QUANTUM CORP. (disk drives and other information storage products).

 TOP 10 EQUITY HOLDINGS AS OF JULY 31, 1997

                                      PERCENTAGE
                                       OF TOTAL
  COMPANY          LINE OF BUSINESS   NET ASSETS
  -------          ----------------   ----------
  Lear Corp.       Autoparts/Original    2.6%
                    Equipment
  Sunbeam Corp.,                         2.1
   Inc.            Appliances
  Aetna, Inc.      Healthcare            2.1
                    Management
  Quantum Corp.    Computer Component    2.1
                    Manufacturer
  Unicom Corp.     Electric Utility      2.0
  Tosco Corp.      Oil Refining and      2.0
                    Marketing
  Lockheed Martin                        2.0
   Corp.           Defense
  Cigna Corp.      Insurance             2.0
  Morgan Stanley   Financial Services    1.8
   Dean Witter,
   Discover & Co.
  Avnet, Inc.      Electronic            1.8
                    Components
                    Distributor

FIXED INCOME HOLDINGS PERFORMED WELL AMID FAVORABLE CONDITIONS
  Mortgage-backed securities (MBS) continued to account for the fund's largest fixed income allocation at 13.7% of the portfolio's total net assets. The MBS sector was one of the strongest performers during the period, benefiting from declining volatility and stable mortgage prepayments. Corporate bonds, a 10.1% allocation, also performed well as spreads continued to tighten amid positive earnings growth and continued structural consolidation (e.g., mergers and acquisitions activity, restructuring). Asset-backed securities (ABS) (6.0%) experienced selling pressure early in the year, and then strengthened as concerns regarding general credit deterioration and potentially vulnerable insurance guarantees diminished. Emerging market debt was one of the smaller portfolio allocations (3.0%), but significantly contributed to performance due to a combination of positive emerging market country credit trends and global liquidity. The remainder of the fixed income allocation was invested in U.S. Treasuries (6.9%) to manage the fund's interest rate risk.

OUTLOOK
  We remain committed to our strategy of identifying and purchasing stocks that trade at a discount to their long-term earnings power and dividend-yielding ability. In a market that has been characterized by speculation and momentum at different times since the beginning of 1995, we believe that a value approach is well suited to weather the ups and downs associated with a turbulent market.
  In the fixed income markets, we are generally maintaining a neutral posture as most sectors are currently trading at tight spreads. Regarding specific sectors, support remains strong in the MBS market, but we believe spreads could widen should volatility increase or investor demand diminish. In the ABS sector, we expect spreads to stabilize or tighten modestly as new issuance subsides and bargain hunters emerge, and will continue to emphasize issues with tight underwriting standards and strong servicing capabilities. We have a neutral view for the corporate sector, which is unlikely to experience much further compression despite an anticipated reacceleration in economic activity during the second half of the year. Finally, we are moderately optimistic regarding the emerging debt sector, where we expect to shift the fund's allocations among the different countries as we identify attractive investment opportunities.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  We will continue to carefully monitor the fund's asset allocation and adjust its equity and fixed income weightings as economic and market conditions change.

/s/ Ronald E. Gutfleish

Ronald E. Gutfleish
Senior Portfolio Manager,
U.S. Active Equity Value

/s/ G. Lee Anderson

G. Lee Anderson
Portfolio Manager,
U.S. Active Equity Value

/s/ Eileen A. Aptman

Eileen A. Aptman
Portfolio Manager,
U.S. Active Equity Value

August 29, 1997

/s/ Jonathan A. Beinner

Jonathan A. Beinner
Co-Head,
U.S. Fixed Income

/s/ C. Richard Lucy

C. Richard Lucy
Co-Head,
U.S. Fixed Income

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Shares  Description                        Value
------------------------------------------------------
 COMMON STOCKS--56.2%
 AEROSPACE/DEFENSE--2.0%
  25,100 Lockheed Martin Corp.         $     2,673,150
------------------------------------------------------
 AIRLINES--2.4%
  16,100 AMR Corp.*                          1,731,756
  39,000 Continental Airlines, Inc.*         1,462,500
------------------------------------------------------
                                             3,194,256
------------------------------------------------------
 APPLIANCE MANUFACTURER--2.1%
  73,000 Sunbeam Corp.                       2,856,125
------------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--2.6%
  71,700 Lear Corp.*                         3,432,638
------------------------------------------------------
 AUTO/VEHICLE--1.6%
  51,600 Ford Motor Co.                      2,109,150
------------------------------------------------------
 BANKS--5.2%
  20,600 BankAmerica Corp.                   1,555,300
  20,700 Chase Manhattan Corp.               2,350,744
  12,500 Fleet Financial Group, Inc.           848,438
   9,000 NationsBank Corp.                     640,688
  13,400 Republic of New York Corp.          1,547,700
------------------------------------------------------
                                             6,942,870
------------------------------------------------------
 BUILDING MATERIALS & CONSTRUCTION--0.8%
  32,300 Owens Illinois Corp.*               1,114,350
------------------------------------------------------
 CHEMICAL PRODUCTS--1.6%
  31,200 Union Carbide Corp.                 1,727,700
  22,200 Geon Co.                              427,350
------------------------------------------------------
                                             2,155,050
------------------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--0.5%
  19,600 MCI Communications, Inc.              692,125
------------------------------------------------------
 DATACOM EQUIPMENT--1.2%
  51,300 Bay Networks, Inc.*                 1,564,650
------------------------------------------------------
 DEFENSE--1.0%
  17,300 McDonnell Douglas Corp.             1,323,450
------------------------------------------------------
 ELECTRIC UTILITIES--2.8%
  41,200 Long Island Lighting Co.            1,011,975
 120,600 Unicom Corp.                        2,736,113
------------------------------------------------------
                                             3,748,088
------------------------------------------------------

 Shares  Description                      Value
--------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERTAINMENT AND LEISURE--0.8%
  26,100 Royal Caribbean Cruise Lines   $1,035,844
--------------------------------------------------
 FOREST PRODUCTS--2.5%
  18,600 Georgia Pacific Corp.           1,756,538
  90,500 Stone Container Corp.*          1,504,563
--------------------------------------------------
                                         3,261,101
--------------------------------------------------
 HEALTHCARE MANAGEMENT--6.3%
  24,200 Aetna Inc.                      2,757,288
  54,200 Columbia HCA Healthcare         1,747,950
  46,000 Foundation Health Systems*      1,489,250
  79,400 Tenet Healthcare Corp.*         2,377,038
--------------------------------------------------
                                         8,371,526
--------------------------------------------------
 HOME BUILDERS--2.4%
  22,600 Centex Corp.                    1,259,950
  51,000 Lennar Corp.                    1,899,750
--------------------------------------------------
                                         3,159,700
--------------------------------------------------
 INSURANCE BROKERS--0.3%
   4,200 Loews Corp.                       454,125
--------------------------------------------------
 INSURANCE-LIFE--2.0%
  13,300 Cigna Corp.                     2,653,350
--------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--0.3%
   9,200 Allmerica Financial Corp.         407,100
--------------------------------------------------
 INTEGRATED OIL--1.7%
  15,600 Atlantic Richfield Co.          1,167,075
   9,900 Texaco, Inc.                    1,149,019
--------------------------------------------------
                                         2,316,094
--------------------------------------------------
 LOGISTICS/RAIL--0.7%
  29,200 Canadian Pacific Ltd.             881,475
--------------------------------------------------
 OIL REFINING & MARKETING--2.0%
  85,600 Tosco Corp.                     2,680,350
--------------------------------------------------
 PERSONAL COMPUTERS-PERIPHERALS--2.1%
  94,600 Quantum Corp*                   2,749,313
--------------------------------------------------
 SECURITY AND COMMODITY BROKERS, DEALERS AND
 SERVICES--1.8%
  47,000 Morgan Stanley Dean Witter      2,458,688
--------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


 Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SEMICONDUCTORS--1.8%
  36,800 Avnet, Inc.                     $  2,421,900
-----------------------------------------------------
 STEEL--1.0%
  29,800 AK Steel Holding Corp.             1,367,075
-----------------------------------------------------
 SUPERMARKETS--2.1%
  70,300 Fleming Companies, Inc.            1,120,406
  41,200 Supervalu, Inc.                    1,668,600
-----------------------------------------------------
                                            2,789,006
-----------------------------------------------------
 TEXTILES--1.3%
  65,000 Fruit of the Loom, Inc.*           1,779,375
-----------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--1.6%
  33,500 Goodyear Tire & Rubber Co.         2,162,844
-----------------------------------------------------
 TOBACCO--0.8%
  24,800 Philip Morris Companies, Inc.      1,119,100
-----------------------------------------------------
 TRANSPORTATION-MISCELLANEOUS--0.9%
  33,400 CNF Transportation Inc.            1,164,825
-----------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $58,220,390)                     $ 75,038,693
-----------------------------------------------------
 PREFERRED STOCKS--0.2%
 ENTERTAINMENT AND LEISURE--0.2%
   3,000 Royal Caribbean Cruise Lines*   $    204,000
-----------------------------------------------------
 MEDIA/ENTERTAINMENT--0.0%
      69 Time Warner, Inc.                     78,853
-----------------------------------------------------
 TOTAL PREFERRED STOCKS
  (COST $210,450)                        $    282,853

--------------------------------------------------------------------------------------------------
 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.0%
Airplanes Pass Through Trust Series 1, Class C
 $  100,000               8.15%                        03/15/19                       $    106,351
Asset Securitization Corp., Series 1996, Class A1
    250,000               6.88                         11/13/26                            256,758
Case Equipment Loan Trust, Series 1995-A, Class A
     51,206               7.30                         03/15/02                             51,581
Chemical Bank Master Credit Card Trust, Series 1995-2, Class A
    140,000               6.23                         06/15/06                            140,612

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
Chevy Chase Auto Receivables Trust, Series 1995-2, Class A
$    55,501               5.80%                        06/15/02                       $     55,449
Discover Card Master Trust 1994-2, Class A
     70,000               6.03                         10/06/04                             70,568
Discover Card Master Trust 1996-4, Class A
    740,000               6.05                         10/16/13                            749,479
Discover Card Master Trust 1996-4, Class B
    420,000               6.23                         10/16/13                            421,575
DVI Equipment Lease
    391,239               6.55                         07/10/04                            393,136
Fasco Auto Trust, Series 1996-1, Class A
    211,701               6.65                         11/15/01                            215,935
Fingerhut Master Trust, Series 1996-1, Class A
    200,000               6.45                         02/20/02                            201,686
First USA Credit Card Master Trust
    350,000               5.77                         04/17/00                            350,000
JP Morgan Commercial Mortgage Finance Corp., Series 1997-C4
    400,000               7.32                         12/26/28                            416,562
MBNA Credit Card Master Trust
  1,050,000               5.94                         04/15/09                          1,046,388
Mid-State Trust, Series 4, Class A
    898,191               8.33                         04/01/30                            982,558
Morgan Stanley Capital Commercial Mortgage, Inc., Series 1997-C1
    400,000               7.46                         05/15/06                            417,422
Mortgage Capital Funding Inc., Series 1997, Class A3
    500,000               7.29                         03/20/07                            522,895
Navistar Financial Trust, Series 1995-A, Class A2
     97,049               6.55                         11/20/01                             97,656
Navistar Financial Trust, Series 1995-B, Class A3
     96,077               6.05                         04/15/02                             96,256
PXRE Capital Trust I
     65,000               8.85                         02/01/27                             70,185
Sears Credit Account Master Trust, Series 1995-2, Class A
    700,000               8.10                         06/15/04                            728,217
Sears Credit Card Master Trust, Series 1995-3, Class A
     70,000               7.00                         10/15/04                             71,640
Standard Credit Card Master Trust, Series 1994-4, Class A
    110,000               8.25                         11/07/03                            118,077

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
Standard Credit Card Master Trust, Series 1995-1, Class A
$   360,000               8.25%                        01/07/07                       $    395,773
--------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
 (COST $7,865,244)                                                                    $  7,976,759
--------------------------------------------------------------------------------------------------
CORPORATE BONDS--10.1%
FINANCE BONDS--3.7%
Asia Pulp and Paper International Finance Co.
$   250,000               8.30%                        06/28/99                       $    249,373
    100,000              10.25                         10/01/00                            103,678
BankAmerica Corp.
  1,000,000               7.75                         07/15/02                          1,058,620
Capital One Bank
    150,000               6.90                         04/15/99                            151,664
    290,000               6.88                         04/24/00                            294,539
    900,000               6.60                         08/20/01                            898,083
Conseco, Inc.
    160,000              10.50                         12/15/04                            192,754
Conseco Finance
    200,000               8.70                         11/15/26                            215,468
Continental Bank
    100,000              12.50                         04/01/01                            119,738
Countrywide Funding Corp.
    150,000               8.00                         12/15/26                            159,333
    100,000               6.08                         07/14/99                            100,009
    200,000               7.73                         08/09/01                            209,930
Edison Mission Energy Funding Corp.
     94,758               6.77                         09/15/03                             95,689
Fleet Mortgage Group, Inc.
    250,000               6.50                         06/15/00                            252,110
Golden West Financial Corp.
    200,000              10.25                         12/01/00                            223,420
Meditrust, Inc.
    120,000               7.82                         09/10/26                            129,162
Signet Banking Corp.
    500,000               9.63                         06/01/99                            528,390
Washington Real Estate
     55,000               7.13                         08/13/03                             56,170
--------------------------------------------------------------------------------------------------
TOTAL FINANCE BONDS
 (COST $4,993,688)                                                                    $  5,038,130
--------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL BONDS--5.9%
360 Communications Co.
$   255,000               7.13%                        03/01/03                       $    260,138
Auburn Hills Trust
     50,000              12.00                         05/01/20                             78,081
Blockbuster Entertainment
     50,000               6.63                         02/15/98                             50,072
Chelsea GCA Realty
    226,000               7.75                         01/26/01                            233,024
Chrysler Corp.
     60,000               7.45                         02/01/97                             62,490
Ford Motor Credit Co.
     40,000               8.38                         01/15/00                             42,050
General Motors Acceptance Corp.
    170,000               7.13                         05/10/00                            174,072
    210,000               5.63                         02/05/01                            205,945
H + T Master Trust
    220,000               8.18                         08/15/02                            220,000
Health & Retirement
    250,000               6.20                         07/09/07                            250,000
Hertz Corp.
    305,000               6.00                         01/15/03                            298,845
K Mart Corp.
     40,000               9.55                         06/30/98                             40,570
     40,000               9.60                         09/15/98                             40,500
Loewen Group International
    200,000               7.75                         10/15/01                            203,500
Northwest Airlines
    216,108               8.97                         01/02/15                            233,327
NWA Trust, Series A
     66,300               8.26                         03/10/06                             71,090
NWCG Holding Corp.
    450,000               6.81                         06/15/99                            400,721
Oryx Energy Co.
    245,000               9.50                         11/01/99                            258,928
Owens-Illinois, Inc.
     45,000              10.00                         08/01/02                             47,475
RJR Nabisco, Inc.
    240,000               8.63                         12/01/02                            253,406
    135,000               8.00                         07/15/01                            138,803
Rogers Cablesystems, Inc.
    115,000               9.63                         08/01/02                            123,625

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL BONDS (CONTINUED)
Taubman Realty Group, Inc.
$   230,000               8.00%                        07/30/01                       $    241,155
TCI Communications, Inc.
     20,000               6.82                         09/15/10                             20,043
Tele-Communications, Inc.
    805,000               6.28                         09/15/03                            804,598
    125,000               9.65                         10/01/03                            134,944
Tenet Healthcare Corp.
     60,000               9.63                         09/01/02                             66,150
Time Warner, Inc.
    375,000               7.45                         02/01/98                            377,149
    750,000               7.95                         02/01/00                            777,878
    250,000               7.98                         08/15/04                            265,603
    445,000               9.63                         05/01/02                            501,092
Tosco Corp.
    110,000               7.00                         07/15/00                            112,069
U.S. Home Corp.
    170,000               7.95                         03/01/01                            169,575
US Air Inc.
    327,134               8.93                         04/15/08                            366,184
USI American Holdings
     60,000               7.25                         12/01/06                             60,838
Viacom International
     95,000              10.25                         09/15/01                            104,025
    160,000               9.13                         08/15/99                            163,800
--------------------------------------------------------------------------------------------------
TOTAL INDUSTRIAL BONDS
 (COST $7,707,711)                                                                    $  7,851,765
--------------------------------------------------------------------------------------------------
UTILITY BONDS--0.4%
Arkla, Inc.
$   250,000               9.20%                        12/18/97                       $    252,398
Central Maine Power Co.
    100,000               7.38                         01/01/99                            101,742
    160,000               7.45                         08/30/99                            161,925
--------------------------------------------------------------------------------------------------
TOTAL UTILITY BONDS
 (COST $521,661)                                                                      $    516,065
--------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (COST $13,223,060)                                                                   $ 13,405,960
--------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity
  Amount                  Rate                           Date                            Value
--------------------------------------------------------------------------------------------------
EMERGING MARKET DEBT--3.0%
Argentina Bocon
$   124,502               5.70%                        04/01/01                       $    120,232
Argentina Bontes
     10,000               8.00                         12/13/98                             10,115
     50,000               8.75                         05/09/02                             50,950
Asia Pulp and Paper International Finance Co.
     40,000              10.25                         10/01/00                             41,200
Banco Nacional de Obras
     20,000               9.63                         11/15/03                             21,383
Banco de Colombia
     30,000               8.63                         06/02/00                             31,354
BCO de Colombia
    110,000               8.63                         06/02/00                            114,963
Bridas Corp.
     90,000              12.50                         11/15/99                             99,788
     60,000               9.50                         06/17/99                             61,061
Cemex S.A.
     50,000              12.75                         07/15/06                             59,948
Cemex S.A. + Tolmex
     20,000              10.00                         11/05/99                             20,926
City of Moscow
    120,000               9.50                         05/31/00                            122,400
Comision Federal Electric
    360,000               8.00                         08/04/97                            360,011
Corp. Andina de Fomento
    100,000               7.25                         04/30/98                            100,898
     80,000               8.38                         07/29/01                             83,215
DGS International Finance
    100,000              10.00                         06/01/07                            106,200
Emp Ica Soc Contro
    110,000               9.75                         02/11/98                            111,430
Empresa Col Petroleos
     80,000               7.25                         07/08/98                             80,729
Financiera Energy Nacional
    220,000               9.38                         06/15/06                            263,822
    230,000               5.88                         02/17/98                            228,445
    200,000               8.46                         06/19/98                            202,590
Groupo Iusacell
     80,000              10.00                         07/15/04                             80,870
Grupo Industrial Durango
     90,000              12.00                         07/15/01                             99,675
     30,000              12.63                         08/01/03                             34,418

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS BALANCED FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity
  Amount                 Rate                         Date                             Value
------------------------------------------------------------------------------------------------
EMERGING MARKET DEBT (CONTINUED)
Guangdong Enterprises
$   100,000              8.88%                      05/22/07                        $    105,562
Inst Fomento Industrial
    210,000              8.38                       07/29/01                             218,440
Poland Communications, Inc.
     90,000              9.88                       11/01/03                              91,532
Republic of Argentina
     51,000              8.63                       04/04/98                              51,401
     63,000              8.63                       04/06/98                              63,496
Republic of Croatia
     80,000              7.00                       02/27/02                              79,477
Republic of Panama
    446,158              7.03                       05/10/02                             446,171
Russian Federation
     80,000             10.00                       06/26/07                              81,231
Sampoerna International Finance Co.
    110,000              8.38                       06/15/06                             114,256
Trikem SA
    100,000             10.63                       07/24/07                             101,241
YPF Sociedad Anonima
    103,577              7.50                       10/26/02                             106,125
------------------------------------------------------------------------------------------------
TOTAL EMERGING MARKET DEBT
 (COST $3,890,452)                                                                  $  3,965,555
------------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS--13.7%
Asset Securitization Corp.
$   450,000              7.49%                      04/14/27                        $    479,444
Collateralized Mortgage Obligation Trust Series 64, Class Z
    457,920              9.00                       11/20/20                             513,905
Federal Home Loan Mortgage Corp.(FHLMC)
  1,000,000              7.50                       TBA-15yr(a)                        2,009,430
  1,000,000              6.35                       03/25/18                           1,000,310
Federal National Mortgage Association (FNMA)
  1,000,000              6.50                       TBA-30yr(a)                        1,000,930
  1,000,000              7.50                       TBA-30yr(a)                        1,016,250
  4,000,000              7.00                       TBA-30yr(a)                        3,993,720
  1,000,000              8.50                       TBA-30yr(a)                        1,041,870
  1,000,000              6.55                       10/25/20                           1,003,430
    279,391              6.50                       09/01/25                             273,630
    329,685              6.50                       10/01/25                             322,887
    383,168              6.50                       11/01/25                             376,462

  Principal             Interest                    Maturity
   Amount                 Rate                        Date                          Value
---------------------------------------------------------------------------------------------
MORTGAGE BACKED OBLIGATIONS (CONTINUED)
First Union 1997C1 A2
  $   300,000             7.30%                    04/18/29                      $    313,887
Government National Mortgage Association (GNMA)
    3,000,000             8.00                     TBA-30yr(a)                      3,097,500
      953,398             7.00                     07/15/23                           958,165
      896,622             7.50                     05/15/23                           915,389
---------------------------------------------------------------------------------------------
TOTAL MORTGAGE BACKED OBLIGATIONS
 (COST $18,087,031)                                                              $ 18,317,209
---------------------------------------------------------------------------------------------
SOVEREIGN CREDIT--0.8%
Province of Quebec
$     200,000            13.25%                    09/15/14                      $    235,528
Republic of Colombia
      160,000             7.13                     05/11/98                           160,946
Republic of Croatia
      100,000             7.00                     02/27/02                           100,554
State of Israel
      190,000             6.38                     12/15/05                           184,399
United Mexican States
      190,000             7.88                     08/06/01                           191,849
Republic of Argentina
JPY20,000,000             8.77                     09/06/00                           180,279
---------------------------------------------------------------------------------------------
TOTAL SOVEREIGN CREDIT
 (COST $1,051,516)                                                               $  1,053,555
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--6.8%
United States Treasury Bonds
$     470,000            12.00%                    08/15/13(d)                   $    685,246
      250,000             8.88                     08/15/17                           320,548
    1,760,000             8.75                     05/15/20(d)                      2,256,654
      170,000             7.88                     02/15/21                           200,573
      280,000             7.63                     02/15/25                           325,674
United States Treasury Notes
      450,000             6.88                     08/31/99(d)                        459,914
      180,000             7.88                     11/15/04(d)                        199,715
    1,250,000             6.13                     07/31/00(d)                      1,260,938
      800,000             5.63                     11/30/00                           795,248

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                       Maturity
  Amount                 Rate                           Date                          Value
-----------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
United States Treasury Principal Only Stripped Securities(b)
$    80,000              5.75%                        08/15/99                     $     71,279
  2,520,000              6.11                         05/15/05                        1,578,805
  1,990,000              6.52                         05/15/20                          461,700
  2,290,000              6.52                         08/15/20                          522,830
-----------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $8,747,169)                                                                 $  9,139,124
-----------------------------------------------------------------------------------------------
YANKEE BONDS--0.1%
Korea Electric Power
$    92,815              7.40%                        04/01/16                     $     98,403
-----------------------------------------------------------------------------------------------
TOTAL YANKEE BONDS
 (COST $89,749)                                                                    $     98,403
-----------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.1%
Argentina Treasury Bill
$    80,000              6.17%(b)                     10/17/97                     $     79,721
Republic of Argentina
     90,000              5.36(b)                      08/15/97                           89,933
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
 (COST $168,673)                                                                   $    169,654
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--12.1%
Joint Repurchase Agreement Account(d)
$16,200,000              5.84%                        08/01/97                     $ 16,200,000
-----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
 (COST $16,200,000)                                                                $ 16,200,000
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
 (COST $127,753,734)(C)                                                            $145,647,765
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
Gross unrealized gain for investments in which
 value exceeds cost                                                                      $18,844,921
Gross unrealized loss for investments in which
 cost exceeds value                                                                         (965,456)
-----------------------------------------------------------------------------------------------------
Net unrealized gain                                                                      $17,879,465
-----------------------------------------------------------------------------------------------------

Futures contracts open at July 31, 1997 are as follows:

                            Number of
                            Contracts Settlement Unrealized
           Type              Long(e)    Month       Gain
--------------------------  --------- ---------- ----------
                                      September
2-Year U.S. Treasury Note       10    1997        $ 19,375
                                      September
5-Year U.S. Treasury Note        6    1997          13,874
                                      September
10-Year U.S. Treasury Bond      13    1997          32,158
                                      September
30-Year U.S. Treasury Bond      12    1997          67,689
                                                  --------
                                                  $133,096
-----------------------------------------------------------

* Non-income producing security.
(a) TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally + /-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(b) The interest rate disclosed for these securities represents effective yields to maturity.
(c) The aggregate cost for federal income tax purposes is $127,768,300.
(d) Portions of these securities are being segregated as collateral for futures contracts, TBA securities and mortgage dollar rolls.
(e) Each 2-Year U.S. Treasury Note contract represents $200,000 in notional par value. Each 5-Year U.S. Treasury Note, 10-Year and 30-Year Treasury Bond represents $100,000 in notional par value. The total net notional amount and market value at risk are $5,100,000 and $5,567,000, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs CORE U.S. Equity Fund is designed to provide investors with a broadly diversified portfolio that can be used as a core holding within an overall investment program. The fund's investment objective is to provide investors with long-term growth of capital and dividend income through investment in a broadly diversified portfolio of large-cap and blue-chip equity securities representing all major sectors of the U.S. economy. The fund's mandate is to remain fully invested while maintaining risk, style, capitalization and industry characteristics similar to the aggregate U.S. stock market as represented by the S&P 500 stock index. Therefore, the fund's performance relative to the market should result almost exclusively from stock selection within sectors. We believe the fund offers investors an attractive combination of value and growth, while seeking not to assume more risk than the broad market.
  The fund employs a disciplined approach that combines fundamental investment research provided by the Goldman Sachs Global Investment Research Department with quantitative analysis generated by a proprietary multifactor model developed by the Asset Management Division. The model evaluates each stock using many different criteria including valuation, momentum and safety. It also objectively analyzes the impact of current economic conditions on different types of stocks. Those stocks ranked highly by both the multifactor model and by Goldman Sachs research are considered for the fund's portfolio.

NAME CHANGE
  The name of the Goldman Sachs Select Equity Fund was changed in May to the Goldman Sachs CORE U.S. Equity Fund. CORE stands for "Computer-Optimized, Research-Enhanced," which, compared with its previous name, better describes our strategy of using quantitative and fundamental research to pick stocks for a diversified and risk-controlled portfolio. The fund's investment focus and process remain the same.

PERFORMANCE REVIEW: SUCCESSFUL STOCK SELECTION DROVE THE FUND'S PERFORMANCE

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                                 FUND TOTAL RETURN
                                   (BASED ON NET                                   S&P 500
                                   ASSET VALUE)                                  TOTAL RETURN
                                 -----------------                               ------------
  Class A*                            22.08%                                        22.55%
  Class B*                            21.74%                                        22.55%
  Institutional*                      22.48%                                        22.55%
  Service*                            22.17%                                        22.55%

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  We are pleased to report that the fund fared well compared with its peers. For the five-year period ended July 31, 1997, the fund's Class A shares were rated "four stars" (in a universe of 1,146 domestic equity funds) by Morningstar, Inc., an independent mutual fund rating agency./1/
  In addition, the fund's Institutional shares ranked within the top quartile of the Lipper growth fund category (172 of 764) for the 12-month period ended July 31, 1997, according to Lipper Analytical Services, Inc.
--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 7/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five-, and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The fund's Class A shares received four stars and were rated among 2,040 domestic equity funds for the three-year period. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B, Institutional and Service shares have not been rated. Class B, Institutional and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
(Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results.) Class A, B and Service shares also fared well, and they all ranked within the top third of the Lipper growth fund category. (Class A, B and Service shares ranked 211, 240 and 197, respectively, out of 764 growth funds.)
  Successful stock selection drove the fund's performance during the period. During the first half of the period, the fund particularly benefited from the direction set by our proprietary mutifactor model. Of the three investment themes considered by the model--value, momentum, and safety--the portfolio had an above-average tilt toward safety. This strategy worked in the fund's favor as defensive value stocks generally outperformed volatile growth stocks beyond the largest capitalization tier of the S&P 500. In addition, the qualitative stock recommendations produced by the Goldman Sachs Global Investment Research Department achieved strong results during the second quarter.
  The fund's best performers came from a wide range of sectors, including technology (MICROSOFT CORP., INTERNATIONAL BUSINESS MACHINES INC.), electrical equipment (GENERAL ELECTRIC CO.), retailing (DAYTON HUDSON CORP.) and machinery (CATERPILLAR, INC.).

PORTFOLIO COMPOSITION: THE FUND FAVORED DEFENSIVE, VALUE STOCKS
  In general, the fund's sector exposures approximated that of the S&P 500 stock index, although its current tilt toward defensive, value stocks resulted in a slight overweighting in "cheap" sectors (e.g., consumer durables) and less volatile sectors (e.g., utilities and energy) and a slight underweighting in "pricey" sectors (e.g., consumer nondurables) and cyclical sectors (e.g., basic industries). These differences, as shown in Table II, stemmed from the fund's bottom-up stock selection process, not from an economic forecast for specific sectors.
  The fund's valuation characteristics were slightly more attractive than those of the benchmark. For example, the fund had a lower price/earnings ratio based on 1997 estimated earnings than the S&P 500 (18.7x versus 20.8x) and a lower price/book ratio (3.8x versus 4.0x). In other respects, the fund maintained growth and risk characteristics in line with the S&P 500.

TABLE I
 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                       PERCENTAGE
                                        OF TOTAL
  COMPANY           LINE OF BUSINESS   NET ASSETS
  -------           ----------------   ----------
  General Electric
   Co.              Electronics           4.2%
  Exxon Corp.       Petroleum and         2.8
                     Natural Gas
  Intel Corp.       Semiconductors and    2.2
                     Electronics
  Microsoft Corp.   Computer Software     1.8
  Coca Cola Co.     Beverages             1.7
  General Motors    Automobile            1.7
   Corp.             Manufacturer
  Merck & Co.,
   Inc.             Pharmaceuticals       1.6
  GTE Corporation   Telecommunications    1.6
  Mobil             Petroleum and         1.5
   Corporation       Natural Gas
  Bristol-Myers
   Squibb Co.       Pharmaceuticals       1.5

TABLE II
 SECTOR BREAKOUT AS OF JULY 31, 1997

                     PERCENTAGE OF PERCENTAGE OF
  INDUSTRY SECTORS     PORTFOLIO   S&P 500 INDEX DIFFERENCE
  ----------------   ------------- ------------- ----------
  Capital Spending       17.8%         18.6%        -0.8%
  Consumer               17.5          19.9         -2.4
   Nondurables
  Finance                15.9          17.1         -1.2
  Consumer
   Services              10.9          11.7         -0.8
  Utilities               9.3           8.5          0.8
  Energy                  9.1           8.1          1.0
  Basic Industry          5.9           6.9         -1.0
  Miscellaneous           4.5           5.5         -1.0
  Consumer
   Durables               4.2           2.4          1.8
  Cash (Equitized         3.0           0.0          3.0
   with S&P 500
   futures)
  Transportation          1.9           1.3          0.6

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

OUTLOOK
  We intend to maintain a balanced approach by considering each of our investment themes (value, momentum and safety) when making investment decisions. In the near term, however, recent cautionary signals--such as increasing stock market volatility and record-low dividend yields--have led us to adopt a more defensive posture. As a result, we are focusing primarily on low-risk stocks with attractive valuations, while slightly reducing our weight on momentum.

/s/ Robert C. Jones
Robert C. Jones
Senior Portfolio Manager,
Quantitative Equity


/s/ Kent A. Clark
Kent A. Clark
Portfolio Manager,
Quantitative Equity

/s/ Victor H. Pinter
Victor H. Pinter
Portfolio Manager,
Quantitative Equity

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                    Value
-----------------------------------------------------
 COMMON STOCKS--96.6%
 ADVERTISING--0.3%
      27,400 Omnicom Group               $  1,912,863
-----------------------------------------------------
 AEROSPACE--0.7%
      42,600 United Technologies Corp.      3,602,363
-----------------------------------------------------
 AGRICULTURE/HEAVY EQUIPMENT--1.2%
      24,500 Case Corp.                     1,529,719
      43,100 Conagra, Inc.                  3,030,469
      47,800 Tenneco, Inc.                  2,228,675
-----------------------------------------------------
                                            6,788,863
-----------------------------------------------------
 AIRLINES--1.1%
      23,400 AMR Corp.*                     2,516,963
      36,600 Delta Air Lines, Inc.          3,252,825
-----------------------------------------------------
                                            5,769,788
-----------------------------------------------------
 APPLIANCE MANUFACTURER--0.5%
      76,500 Sunbeam Corp.                  2,993,063
-----------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--0.3%
      22,600 Cummins Engine, Inc.           1,774,100
-----------------------------------------------------
 AUTO/VEHICLE--2.5%
     112,900 Ford Motor Co.                 4,614,788
     150,400 General Motors Corp.           9,306,000
-----------------------------------------------------
                                           13,920,788
-----------------------------------------------------
 AUTOMOBILES & AUTOMOBILE PARTS--0.3%
      42,500 Genuine Parts Co.              1,386,563
-----------------------------------------------------
 BANK HOLDING COMPANIES--0.4%
      25,400 Comerica, Inc.                 1,920,875
-----------------------------------------------------
 BANKS--4.8%
      32,750 Banc One Corp.                 1,838,094
      46,900 Bank of New York, Inc.         2,277,581
      41,500 Chase Manhattan Corp.          4,712,844
      25,200 Citicorp.                      3,420,900
      27,800 First Bank System, Inc.        2,474,200
      33,600 First Chicago Corp.            2,549,400
      94,600 NationsBank Corp.              6,734,338
      10,000 Wells Fargo & Company          2,749,375
-----------------------------------------------------
                                           26,756,732
-----------------------------------------------------

   Shares    Description                          Value
-----------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 BEVERAGES--2.5%
     135,800 Coca Cola Co.                     $  9,404,150
     112,700 Pepsico, Inc.                        4,317,819
-----------------------------------------------------------
                                                 13,721,969
-----------------------------------------------------------
 BIOTECHNOLOGY--0.2%
      14,700 Amgen, Inc.*                           864,544
-----------------------------------------------------------
 BUILDING MATERIALS--0.3%
      38,000 USG Corp.*                           1,786,000
-----------------------------------------------------------
 BUSINESS SERVICES--0.5%
      53,500 Automatic Data Processing, Inc.      2,648,250
-----------------------------------------------------------
 CHEMICAL PRODUCTS--0.7%
      40,300 Du Pont (E.I.) de Nemours & Co.      2,697,581
      44,500 IMC Global, Inc.                     1,404,531
-----------------------------------------------------------
                                                  4,102,112
-----------------------------------------------------------
 CHEMICALS-COMMODITY--1.4%
      44,900 Dow Chemicals Co.                    4,265,500
      67,300 Monsanto Co.                         3,352,381
-----------------------------------------------------------
                                                  7,617,881
-----------------------------------------------------------
 COMMERCIAL SERVICES--0.3%
      31,800 Interim Services, Inc.*              1,448,888
-----------------------------------------------------------
 COMMUNICATIONS SERVICES COMPANIES--0.4%
      73,800 Airtouch Communications, Inc.*       2,430,788
-----------------------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--3.6%
      52,400 Ameritech Corp.                      3,533,725
      48,500 Bellsouth Corp.                      2,297,688
     185,100 GTE Corp.                            8,607,150
      49,900 Sprint Corp.                         2,470,050
      87,200 Worldcom, Inc.*                      3,046,550
-----------------------------------------------------------
                                                 19,955,163
-----------------------------------------------------------
 CONSUMER GOODS--0.5%
      42,000 Nike, Inc.                           2,617,125
-----------------------------------------------------------
 CONSUMER STAPLES--1.7%
      50,500 American Home Products Corp.         4,163,094
      32,600 Procter & Gamble Co.                 4,959,275
-----------------------------------------------------------
                                                  9,122,369
-----------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 DEFENSE--1.7%
      75,000 Boeing Co.                           $  4,410,938
      36,200 Textron, Inc.                           2,536,263
      36,000 TRW, Inc.                               2,106,000
--------------------------------------------------------------
                                                     9,053,201
--------------------------------------------------------------
 DEPARTMENT STORES--3.6%
     105,300 Dayton Hudson Corp.                     6,805,013
      37,100 Federated Department Stores, Inc.*      1,625,444
      27,300 Fred Meyer, Inc.*                       1,564,631
      64,200 Sears Roebuck & Co.                     4,064,663
     150,700 Walmart Stores, Inc.                    5,660,669
--------------------------------------------------------------
                                                    19,720,420
--------------------------------------------------------------
 DIVERSIFIED MANUFACTURING--0.6%
      36,900 Allied Signal, Inc.                     3,404,025
--------------------------------------------------------------
 ELECTRIC UTILITIES--2.6%
      74,600 Duke Power Co.                          3,781,288
     125,800 Edison International, Inc.              3,176,450
      21,300 Empresa Nacional de Electric ADR        1,797,188
      42,900 Teco Energy, Inc.                       1,088,588
      90,700 Texas Utilities Co.                     3,214,181
      57,600 Unicom Corp.                            1,306,800
--------------------------------------------------------------
                                                    14,364,495
--------------------------------------------------------------
 ELECTRICAL--0.3%
      51,200 Cinergy Corp.                           1,721,600
--------------------------------------------------------------
 ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--4.6%
      37,300 Emerson Electric Co.                    2,200,700
     327,000 General Electric Co.                   22,951,313
--------------------------------------------------------------
                                                    25,152,013
--------------------------------------------------------------
 ENTERPRISE SYSTEMS--3.2%
      76,000 Compaq Computer Corp.*                  4,341,500
      63,700 Hewlett Packard Co.                     4,462,981
      65,300 International Business Machines         6,905,475
      49,900 Sun Microsystems, Inc.*                 2,279,806
--------------------------------------------------------------
                                                    17,989,762
--------------------------------------------------------------

   Shares    Description                                Value
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERTAINMENT AND LEISURE--0.8%
      53,642 Walt Disney, Co.                        $  4,334,944
-----------------------------------------------------------------
 FINANCIAL SERVICES--4.0%
      25,700 American Express Co.                       2,152,375
      33,000 American Financial Group                   1,575,750
      90,700 BankAmerica Corp.                          6,847,850
      91,700 Federal National Mortgage Association      4,338,556
      76,600 Providian Financial Corp.                  3,001,763
      60,033 Travelers Group, Inc.                      4,318,624
-----------------------------------------------------------------
                                                       22,234,918
-----------------------------------------------------------------
 FOOD--0.7%
      35,100 Interstate Bakeries Corp.                  2,141,100
       7,800 Unilever, Inc.                             1,700,400
-----------------------------------------------------------------
                                                        3,841,500
-----------------------------------------------------------------
 FOOD PRODUCERS--0.6%
      33,500 Dean Foods Co.                             1,614,281
      16,000 Ralston Purina Co.                         1,444,000
-----------------------------------------------------------------
                                                        3,058,281
-----------------------------------------------------------------
 FOREST PRODUCTS--1.4%
      80,000 Avery Dennison Corp.                       3,530,000
      28,000 Georgia Pacific Corp.                      2,644,250
      26,600 Kimberly Clark Corp.                       1,348,288
-----------------------------------------------------------------
                                                        7,522,538
-----------------------------------------------------------------
 GAS DISTRIBUTION & PIPELINE--0.6%
      45,100 Columbia Gas Systems, Inc.                 3,100,625
-----------------------------------------------------------------
 GROCERY PRODUCTS--0.4%
      97,500 IBP, Inc.                                  2,218,125
-----------------------------------------------------------------
 HEALTH & MEDICAL SERVICES--2.0%
      62,800 Abbott Laboratories                        4,109,475
      85,400 Johnson & Johnson                          5,321,488
      28,900 Lincare Holdings, Inc.*                    1,416,100
-----------------------------------------------------------------
                                                       10,847,063
-----------------------------------------------------------------
 HEALTH SUPPLIERS/SERVICES--0.2%
      31,900 Alberto Culver Co. Class B                   895,194
-----------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 HEALTHCARE MANAGEMENT--0.8%
      62,600 Columbia HCA Healthcare              $  2,018,850
      51,800 Wellpoint Health Networks*              2,551,150
--------------------------------------------------------------
                                                     4,570,000
--------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.1%
      58,800 Gillette Co.                            5,821,200
--------------------------------------------------------------
 INDUSTRIAL--0.7%
      61,400 Corning, Inc.                           3,795,288
--------------------------------------------------------------
 INDUSTRIAL MACHINERY--0.7%
      70,800 Caterpillar, Inc.                       3,964,800
--------------------------------------------------------------
 INFORMATION MANAGEMENT--0.9%
     189,700 Dun & Bradstreet Corp.                  5,121,900
--------------------------------------------------------------
 INSURANCE--0.3%
      12,900 MBIA, Inc.                              1,522,200
--------------------------------------------------------------
 INSURANCE SERVICES--0.3%
      35,600 Protective Life Corp.                   1,811,150
--------------------------------------------------------------
 INSURANCE SPECIALTY--0.3%
      40,900 Everest Reinsurance Holdings            1,584,875
--------------------------------------------------------------
 INSURANCE-LIFE--0.7%
      18,300 Cigna Corp.                             3,650,850
--------------------------------------------------------------
 INSURANCE-MULTI-LINE--0.3%
      22,654 Aegon N V Amer Reg                      1,718,872
--------------------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--1.4%
      25,356 Allstate Corp.                          2,003,124
      54,075 American International Group, Inc.      5,758,988
--------------------------------------------------------------
                                                     7,762,112
--------------------------------------------------------------
 INTEGRATED OIL--6.5%
      21,600 Amoco Corp.                             2,030,400
      41,800 Atlantic Richfield Co.                  3,127,163
     240,500 Exxon Corp.                            15,452,125
      82,200 Phillips Petroleum Co.                  3,786,338
     104,000 Royal Dutch Petroleum                   5,817,500
      27,200 Texaco, Inc.                            3,156,900
      55,000 Unocal Corp.                            2,200,000
--------------------------------------------------------------
                                                    35,570,426
--------------------------------------------------------------

   Shares    Description                        Value
---------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 INVESTMENT BROKERS & MANAGERS--1.1%
      49,200 Merrill Lynch Co.               $  3,465,525
      40,800 Salomon, Inc.                      2,588,250
---------------------------------------------------------
                                                6,053,775
---------------------------------------------------------
 LOGISTICS/RAIL--0.8%
      37,900 Norfolk Southern Corp.             4,197,425
---------------------------------------------------------
 MACHINERY AND EQUIPMENT--0.4%
      28,600 Ingersoll-Rand Co.                 1,946,588
---------------------------------------------------------
 MEDIA/ENTERTAINMENT--0.6%
      40,500 King World Productions, Inc.*      1,635,188
      52,600 Meredith Corp.                     1,456,363
---------------------------------------------------------
                                                3,091,551
---------------------------------------------------------
 MISCELLANEOUS MANUFACTURER--0.3%
      79,200 Coltec Industries, Inc.*           1,742,400
---------------------------------------------------------
 NONFERROUS METALS--0.6%
      47,200 Alumax, Inc.*                      2,000,100
      15,500 Phelps Dodge Corp.                 1,318,469
---------------------------------------------------------
                                                3,318,569
---------------------------------------------------------
 OFFICE & BUSINESS EQUIPMENT--0.9%
      42,000 Miller Herman, Inc.                2,084,250
      35,600 Xerox Corp.                        2,928,100
---------------------------------------------------------
                                                5,012,350
---------------------------------------------------------
 OIL & GAS--2.6%
      58,600 Ensco International, Inc.*         3,874,925
     106,700 Mobil Corp.                        8,162,550
      60,100 Rowan Companies, Inc.*             1,975,788
---------------------------------------------------------
                                               14,013,263
---------------------------------------------------------
 OIL & GAS EXPLORATION--0.5%
     101,900 Marine Drilling Companies*         2,528,394
---------------------------------------------------------
 PERSONAL COMPUTERS & PERIPHERALS--1.6%
      63,000 Creative Technology*               1,283,625
      29,700 Eastman Kodak Co.                  1,989,900
      74,400 Quantum Corp.*                     2,162,250
      90,200 Western Digital Corp.*             3,472,700
---------------------------------------------------------
                                                8,908,475
---------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE U.S. EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 PHARMACEUTICALS--5.7%
     103,800 Bristol-Myers Squibb                 $  8,141,813
      18,200 Eli Lilly & Co.                         2,056,600
      43,900 Forest Laboratories, Inc.*              1,997,450
      84,000 Merck & Co., Inc.                       8,730,750
      56,000 Pfizer, Inc.                            3,339,000
      93,000 Schering Plough Corp.                   5,074,313
      13,500 Warner Lambert Co.                      1,885,781
--------------------------------------------------------------
                                                    31,225,707
--------------------------------------------------------------
 PRINTING--0.3%
      51,400 Lexmark International Group, Inc.*      1,673,713
--------------------------------------------------------------
 RESTAURANTS--0.3%
      28,000 McDonalds Corp.                         1,505,000
--------------------------------------------------------------
 RESTAURANTS & HOTELS--0.3%
      23,800 HFS, Inc.*                              1,386,350
--------------------------------------------------------------
 RETAIL--1.5%
      65,000 American Stores Co.                     1,641,250
      87,600 Best Buy Co., Inc.*                     1,138,800
      49,950 Home Depot, Inc.                        2,491,256
      44,800 Ross Stores, Inc.                       1,416,800
      58,400 TJX Companies, Inc.                     1,744,700
--------------------------------------------------------------
                                                     8,432,806
--------------------------------------------------------------
 RETAIL TRADE--0.4%
      47,100 Gap, Inc.                               2,093,006
--------------------------------------------------------------
 SAVINGS AND LOANS--0.6%
      60,600 HF Ahmanson & Co.                       3,223,163
--------------------------------------------------------------
 SECURITY--0.5%
      30,400 Tyco International Ltd.                 2,462,400
--------------------------------------------------------------
 SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES--0.1%
      13,800 Morgan Stanley Dean Witter                721,913
--------------------------------------------------------------
 SEMICONDUCTORS--3.9%
      32,800 Advanced Micro Devices, Inc.*           1,150,050
     132,400 Intel Corp.                            12,155,975
      33,700 Micron Technology, Inc.*                1,640,769
      58,400 Motorola, Inc.                          4,690,250

   Shares    Description                          Value
-----------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SEMICONDUCTORS (CONTINUED)
      48,100 National Semiconductor Corp.*     $  1,515,150
-----------------------------------------------------------
                                                 21,152,194
-----------------------------------------------------------
 SOFTWARE & SERVICES--2.0%
      68,700 Microsoft Corp.*                     9,721,050
      24,000 Oracle Corp.*                        1,306,500
-----------------------------------------------------------
                                                 11,027,550
-----------------------------------------------------------
 SPECIALTY RETAIL--0.3%
      34,700 Tiffany & Co.                        1,568,006
-----------------------------------------------------------
 SUPERMARKETS--0.6%
      58,567 Safeway, Inc.*                       3,140,655
-----------------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT--0.7%
      43,303 Lucent Technologies, Inc.            3,678,049
-----------------------------------------------------------
 TEXTILES--0.3%
      32,400 Sara Lee Corp.                       1,419,525
-----------------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--0.3%
      29,100 Goodyear Tire & Rubber Co.           1,878,769
-----------------------------------------------------------
 TOBACCO--1.9%
     176,500 Philip Morris Companies, Inc.        7,964,563
      75,300 RJR Nabisco, Inc.                    2,470,781
-----------------------------------------------------------
                                                 10,435,344
-----------------------------------------------------------
 TRANSPORTATION--0.4%
      52,400 Shell Transport & Trading PLC        2,338,350
-----------------------------------------------------------
 UTILITIES--1.6%
      38,200 Cia de Telecomunicaciones Chile      1,258,213
      94,900 Dominion Resources, Inc.             3,487,575
      42,100 DQE, Inc.                            1,328,781
      50,700 Telecom Argentina ADR                2,931,076
-----------------------------------------------------------
                                                  9,005,645
-----------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $364,176,160)                          $528,674,399
-----------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Principal
   Amount    Description                             Value
---------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS(B)--0.1%
 $   150,000 U.S. Treasury Bill
              4.81%, 08/28/97                     $    149,459
     145,000 U.S. Treasury Bill
              4.91%, 09/18/97                          144,926
      50,000 U.S. Treasury Bill
              4.93%, 09/18/97                           49,971
      65,000 U.S. Treasury Bill
              4.86%, 09/18/97                           64,780
     115,000 U.S. Treasury Bill
              5.03%, 9/18/97                           114,863
---------------------------------------------------------------
 TOTAL U.S. TREASURY OBLIGATIONS
  (COST $521,989)                                 $    523,999
---------------------------------------------------------------
 REPURCHASE AGREEMENT--2.4%
 $12,900,000 Joint Repurchase Agreement Account
              5.84%, 08/01/97(b)                  $ 12,900,000
---------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $12,900,000)                              $ 12,900,000
---------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $377,598,149)(A)                          $542,098,398
---------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which
  value exceeds cost                              $166,979,947
 Gross unrealized loss for investments in which
  cost exceeds value                                (2,842,693)
---------------------------------------------------------------
 Net unrealized gain                              $164,497,254
---------------------------------------------------------------

--------------------------------------------------------------------------------
Futures contracts open at July 31, 1997 are as follows:

                     Number of
                     Contracts Settlement Unrealized
       Type           Long(c)    Month       Gain
-------------------  --------- ---------- ----------
                               September
S&P 500 Stock Index      25    1997        364,677
----------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $377,601,144.
(b) Portion of this security is being segregated as collateral for futures contracts.
(c) Each S&P 500 Stock Index represents $50,000 in notional par value. The total net notional amount and market value at risk are $1,250,000 and $11,974,375, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  On behalf of Goldman Sachs, it is a pleasure to welcome you as a shareholder in the Goldman Sachs CORE Large Cap Growth Fund. In the future, we will be sending you annual and semiannual reports that describe the fund's performance, as well as information regarding specific holdings. This semiannual report covers the abbreviated period from May 1, 1997, when the fund began operations, through July 31, 1997.

OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs CORE Large Cap Growth Fund is designed to provide investors with a broadly diversified portfolio of growth-oriented equity securities of large-cap U.S. issuers. The selected securities typically have higher prospective growth rates than the general domestic economy. The fund's portfolio is designed to maintain risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. Therefore, the fund's performance relative to the Growth Index comes primarily from stock selection within sectors.
  The fund employs a disciplined approach that combines fundamental investment research provided by the Goldman Sachs Global Investment Research Department with quantitative analysis generated by a proprietary multifactor model developed by the Asset Management Division. The model evaluates each stock using many different criteria including valuation, momentum and safety. It also objectively analyzes the impact of current economic conditions on different types of stocks. Those stocks ranked highly by both the multifactor model and by Goldman Sachs research are considered for the fund's portfolio.

PERFORMANCE REVIEW: STOCK SELECTION BENEFITED PERFORMANCE, BUT RESULTS WERE DAMPENED BY DEFENSIVE POSTURE

 PERFORMANCE SUMMARY: MAY 1, 1997--JULY 31, 1997

                  FUND TOTAL RETURN RUSSELL 1000
                    (BASED ON NET   GROWTH INDEX
                    ASSET VALUE)    TOTAL RETURN
                  ----------------- ------------
  Class A*             19.50%          21.37%
  Class B*             19.40%          21.37%
  Institutional*       19.50%          21.37%
  Service*             19.40%          21.37%

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Class A, B, Institutional and Service shares is from their inception through the end of the period.

  The fund's performance during the period was primarily driven by specific stock selection. Within the growth universe, the fund focused on more stable companies trading at reasonable valuations, as our proprietary multifactor model emphasized stocks with lower price/earnings ratios and less potential for earnings disappointments. In addition, qualitative stock recommendations produced by the Goldman Sachs Global Investment Research Department also benefited the fund's performance.
  Given cautionary market conditions (i.e., increasing volatility and record-low dividend yields), we maintained a "safety-first" stock-selection bias. This approach led us to seek stocks with relatively stable characteristics (i.e., predictable earnings and less volatile prices) relative to the large-cap growth universe. ALTHOUGH DEFENSIVE STOCKS OUTPERFORMED, AIDING OUR "STOCK-SELECTION" RETURNS, OUR IMPLICIT CAUTION (OR LOWER BETA) HURT THE PORTFOLIO'S RELATIVE PERFORMANCE. Additionally, May proved to be a difficult month for momentum strategies, which led the fund to trail the benchmark for the period despite achieving healthy gains in June.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  The fund's best performing stocks during the period came from a wide range of sectors. These included financial holdings such as AMERICAN INTERNATIONAL
GROUP, INC., TRAVELERS, INC. and MERRILL LYNCH & CO., INC., pharmaceutical companies such as PFIZER INC. and WARNER LAMBERT CO., and computer manufacturer COMPAQ COMPUTER CORP.

PORTFOLIO COMPOSITION
  As of July 31, 1997, the fund held 139 stocks. The fund's fundamental characteristics were generally more attractive than those of the benchmark. For example, within the growth universe, the fund had a lower price/earnings ratio based on 1997 estimated earnings than the Russell 1000 Growth Index (20.1x versus 25.5x) and a lower price/book ratio (4.1x versus 6.4x), while having a higher five-year earnings-per-share growth projection (26% versus 24%).

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                       PERCENTAGE OF
  COMPANY           LINE OF BUSINESS  TOTAL NET ASSETS
  -------           ----------------  ----------------
  Intel Corp.       Semiconductors          4.2%
                     and Electronics
  Microsoft Corp.   Computer Software       3.5
  Dayton Hudson     Department Stores       2.8
   Corp.
  General Electric
   Co.              Electronics             2.8
  American          Property/Casualty       2.8
   International     Insurance
   Group, Inc.
  Corning Inc.      Glass Products          2.2
                     Manufacturer
  Pfizer Inc.       Pharmaceuticals         2.0
  Philip Morris     Tobacco and Food        1.9
   Companies, Inc.   Products
  Gillette Co.      Cosmetics and           1.9
                     Toiletries
  Abbott            Health & Medical        1.9
   Laboratories      Services

OUTLOOK
  We intend to maintain a balanced approach by considering all of our investment themes (value, momentum and safety) when making investment decisions. In the near term, however, recent cautionary signals such as increasing market volatility and record-low dividend yields have led us to adopt a slightly more defensive posture. Therefore, we are currently favoring less volatile stocks selling at reasonable valuations, while avoiding stocks whose primary attractions are strong prior earnings and price momentum. Despite these near-term preferences, we continue to adhere to our primary investment style as defined by the Russell 1000 Growth Index. As a result, we will continue to have a significant growth tilt relative to the overall market.

/s/ Robert C. Jones

Robert C. Jones
Senior Portfolio Manager,
Quantitative Equity

/s/ Kent A. Clark

Kent A. Clark
Portfolio Manager,
Quantitative Equity

/s/ Victor H. Pinter

Victor H. Pinter
Portfolio Manager,
Quantitative Equity

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

  Shares  Description                      Value
---------------------------------------------------
 COMMON STOCKS--95.8%
 AEROSPACE--0.2%
      600 United Technologies Corp.     $    50,738
---------------------------------------------------
 AEROSPACE/DEFENSE--0.6%
    1,700 Gulfstream Aerospace Corp.*        45,263
    5,700 Rohr Inc.*                        135,375
---------------------------------------------------
                                            180,638
---------------------------------------------------
 AGRICULTURE/HEAVY EQUIPMENT--0.9%
    6,100 Tenneco, Inc.                     284,413
---------------------------------------------------
 AIRLINES--1.6%
    2,000 Delta Air Lines, Inc.             177,750
    4,200 UAL Corp.*                        344,663
---------------------------------------------------
                                            522,413
---------------------------------------------------
 APPLIANCE MANUFACTURER--0.9%
    2,900 Creative Technology*               59,088
    5,500 Sunbeam Corp.                     215,188
---------------------------------------------------
                                            274,276
---------------------------------------------------
 BANKS--0.5%
    2,500 NationsBank Corp.                 177,969
---------------------------------------------------
 BEVERAGES--0.8%
    3,800 Coca Cola Co.                     263,150
---------------------------------------------------
 BIOTECHNOLOGY--0.4%
    2,200 Amgen, Inc.*                      129,388
---------------------------------------------------
 BROADCAST MEDIA--0.1%
      900 Belo A H Corp                      40,050
---------------------------------------------------
 BUILDING MATERIALS--0.4%
    2,500 USG Corp.*                        117,500
---------------------------------------------------
 BUSINESS SERVICES--0.5%
   17,000 Medaphis Corp.*                   153,000
---------------------------------------------------
 CHEMICAL PRODUCTS--0.6%
    1,900 Cytec Industries, Inc.*            75,050
    3,900 IMC Global Inc.                   123,094
---------------------------------------------------
                                            198,144
---------------------------------------------------

  Shares  Description                  Value
-----------------------------------------------
 COMMON STOCKS (CONTINUED)
 CHEMICALS-COMMODITY--0.9%
    1,700 Dow Chemicals Co.         $   161,500
    2,700 Monsanto Co.                  134,494
-----------------------------------------------
                                        295,994
-----------------------------------------------
 COMMERCIAL SERVICES--0.3%
    2,500 Interim Services, Inc.*       113,906
-----------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--2.4%
   13,100 GTE Corp.                     609,150
    2,000 Tellabs Inc.*                 119,750
    1,900 Worldcom, Inc.*                66,381
-----------------------------------------------
                                        795,281
-----------------------------------------------
 CONSUMER GOODS--0.5%
    2,900 Nike, Inc.                    180,706
-----------------------------------------------
 CONSUMER PRODUCTS--0.5%
    4,300 Blyth Industries Inc*         154,531
-----------------------------------------------
 CONSUMER STAPLES--1.6%
    3,600 Procter & Gamble Co.          547,650
-----------------------------------------------
 DATACOM EQUIPMENT--0.8%
    3,300 Cisco Systems, Inc.*          262,556
-----------------------------------------------
 DEPARTMENT STORES--4.4%
   14,600 Dayton Hudson Corp.           943,525
    3,400 Fred Meyer Inc.*              194,863
    2,000 Sears Roebuck & Co.           126,625
    4,900 Walmart Stores, Inc.          184,056
-----------------------------------------------
                                      1,449,069
-----------------------------------------------
 DIVERSIFIED MANUFACTURING--0.8%
    5,700 Acx Technologies Inc.*        144,281
    1,800 Dover Corp.                   128,475
-----------------------------------------------
                                        272,756
-----------------------------------------------
 ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--
 3.6%
   13,300 General Electric Co.          933,494
    3,300 Jabil Circuit Inc.*           160,669
    1,500 Linear Technology Corp.       100,313
-----------------------------------------------
                                      1,194,476
-----------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Shares  Description                                Value
-------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERPRISE SYSTEMS--2.0%
    2,300 Avid Technology Inc.*                   $    79,063
    4,600 Hewlett Packard Co.                         322,288
    6,600 Silicon Graphics Inc.*                      165,000
    2,500 Sun Microsystems, Inc.*                     114,219
-------------------------------------------------------------
                                                      680,570
-------------------------------------------------------------
 ENTERTAINMENT AND LEISURE--2.6%
    9,400 Carnival Cruise Lines Corp. Class A         395,975
    4,100 Hollywood Entertainment Co.*                 76,875
    5,000 Walt Disney, Co.                            404,063
-------------------------------------------------------------
                                                      876,913
-------------------------------------------------------------
 FINANCIAL SERVICES--2.6%
    1,200 American Express Co.                        100,500
    2,100 BankAmerica Corp.                           158,550
    1,500 CMAC Investment Corp.                        70,781
    3,500 Federal National Mortgage Association       165,594
    4,900 Travelers Group, Inc.                       352,494
-------------------------------------------------------------
                                                      847,919
-------------------------------------------------------------
 FOOD--0.5%
    2,800 Interstate Bakeries Corp.                   170,800
-------------------------------------------------------------
 FOREST PRODUCTS--0.5%
    4,100 Avery Dennison Corp.                        180,913
-------------------------------------------------------------
 GAS DISTRIBUTION & PIPELINE--0.6%
    2,700 Columbia Gas Systems, Inc.                  185,625
-------------------------------------------------------------
 HEALTH & MEDICAL SERVICES--4.3%
    9,500 Abbott Laboratories                         621,656
    1,200 Biomet Inc.                                  23,925
    4,400 Dura Pharmaceuticals Inc.*                  171,600
    2,600 Health Management Association*               83,038
    5,300 Johnson & Johnson                           330,256
    2,400 Lincare Holdings Inc.*                      117,600
    3,800 Prime Hospitality Corp.*                     69,825
-------------------------------------------------------------
                                                    1,417,900
-------------------------------------------------------------

  Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 HEALTH SUPPLIERS/SERVICES--0.7%
    4,900 Alberto Culver Co., Class B     $   137,506
      900 Medtronic Inc.                       78,525
-----------------------------------------------------
                                              216,031
-----------------------------------------------------
 HEALTHCARE MANAGEMENT--1.3%
    5,800 Columbia HCA Healthcare             187,050
    3,200 Quest Diagnostics Inc.*              55,600
    4,100 Wellpoint Health Networks*          201,925
-----------------------------------------------------
                                              444,575
-----------------------------------------------------
 HOUSEHOLD DURABLES--0.5%
    3,000 Ethan Allen Interiors Inc.          159,000
-----------------------------------------------------
 HOUSEHOLD PRODUCTS--2.2%
    6,300 Gillette Co.                        623,700
    3,500 Premark International Inc.          110,469
-----------------------------------------------------
                                              734,169
-----------------------------------------------------
 INDUSTRIAL--2.2%
   11,700 Corning Inc.                        723,206
-----------------------------------------------------
 INDUSTRIAL MACHINERY--1.6%
    6,800 Caterpillar, Inc.                   380,800
    2,700 Tecumseh Products Co. Class A       151,875
-----------------------------------------------------
                                              532,675
-----------------------------------------------------
 INFORMATION MANAGEMENT--1.1%
   13,100 Dun & Bradstreet Corp.              353,700
-----------------------------------------------------
 INSURANCE SERVICES--1.9%
    2,000 AMBAC Inc.                          170,375
    2,500 Conseco, Inc.                       101,875
    3,000 MGIC Investment Corp.               157,688
    2,700 Protective Life Corp.               137,363
    1,300 SunAmerica, Inc.                     78,650
-----------------------------------------------------
                                              645,951
-----------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

  Shares  Description                              Value
-----------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 INSURANCE-PROPERTY AND CASUALTY--2.8%
    8,700 American International Group, Inc.    $   926,550
-----------------------------------------------------------
 INTEGRATED OIL--1.2%
    3,700 Exxon Corp.                               237,725
    2,000 Norsk Hydro ADR                           104,500
      600 Phillips Petroleum Co.                     27,638
    1,000 Unocal Corp.                               40,000
-----------------------------------------------------------
                                                    409,863
-----------------------------------------------------------
 OFFICE & BUSINESS EQUIPMENT--0.5%
    4,400 Banctec Inc.*                             107,525
      800 Pitney-Bowes Inc.                          60,100
-----------------------------------------------------------
                                                    167,625
-----------------------------------------------------------
 OIL & GAS--2.8%
    5,400 El Paso Natural Gas Co.                   312,188
    3,800 Ensco International Inc.*                 251,275
    4,900 Mobil Corp.                               374,850
-----------------------------------------------------------
                                                    938,313
-----------------------------------------------------------
 OIL & GAS EXPLORATION--1.3%
   16,000 Marine Drilling Companies*                397,000
    1,800 Union Texas Petroleum Holdings Inc.        37,463
-----------------------------------------------------------
                                                    434,463
-----------------------------------------------------------
 PERSONAL COMPUTERS & PERIPHERALS--5.2%
    7,500 Compaq Computer Corp.*                    428,438
    2,200 Dell Computer Corporation*                188,100
    7,400 Komag Inc.*                               154,013
    2,400 Quantum Corp.*                             69,750
   14,500 Read Rite Corp.*                          375,188
   13,300 Western Digital Corp.*                    512,050
-----------------------------------------------------------
                                                  1,727,539
-----------------------------------------------------------
 PHARMACEUTICALS--3.8%
    1,400 Merck & Co.                               145,513
   11,100 Pfizer, Inc.                              661,838
    3,000 Schering Plough Corp.                     163,688
    2,200 Warner Lambert Co.                        307,313
-----------------------------------------------------------
                                                  1,278,352
-----------------------------------------------------------

  Shares  Description                                  Value
---------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 RECREATIONAL PRODUCTS--0.3%
    3,200 Mattel, Inc.                              $   111,200
---------------------------------------------------------------
 RESTAURANTS & HOTELS--0.4%
    2,507 HFS, Inc.*                                    146,033
---------------------------------------------------------------
 RETAIL--3.3%
   22,200 Best Buy Co. Inc.*                            288,600
    4,059 CVS Corporation                               230,856
   10,000 Ross Stores, Inc.                             316,250
    8,800 TJX Companies, Inc.                           262,900
---------------------------------------------------------------
                                                      1,098,606
---------------------------------------------------------------
 SECURITY--1.4%
    5,600 Tyco International Ltd.                       453,600
---------------------------------------------------------------
 SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES--1.9%
    2,800 Bear Stearns Companies Inc.                   114,275
    2,400 Merrill Lynch Co.                             169,050
    5,500 Salomon, Inc.                                 348,906
---------------------------------------------------------------
                                                        632,231
---------------------------------------------------------------
 SEMICONDUCTORS--5.9%
    7,400 Advanced Micro Devices Inc.*                  259,463
   15,200 Intel Corp.                                 1,395,550
    2,000 Microchip Technology*                          74,500
    1,100 Micron Technology                              53,556
    5,900 National Semiconductor Corp.*                 185,850
---------------------------------------------------------------
                                                      1,968,919
---------------------------------------------------------------
 SOFTWARE & SERVICES--5.5%
    4,600 Cadence Design Systems, Inc.*                 204,413
    1,500 Computer Associates International, Inc.       102,094
    3,100 Electronic Data Systems                       134,075
    8,200 Microsoft Corp.*                            1,160,300
    3,200 Oracle Corp.                                  174,200
    4,000 Sybase Inc.*                                   59,000
---------------------------------------------------------------
                                                      1,834,082
---------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


  Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SPECIALTY RETAIL--2.8%
    9,600 Footstar Inc.*                  $   256,800
    2,700 Gap, Inc.                           119,981
    2,700 Limited Inc.                         60,244
    9,000 Pier 1 Imports Inc.                 158,625
    4,000 Tiffany & Co.                       180,750
    7,800 Zale Corp.*                         169,650
-----------------------------------------------------
                                              946,050
-----------------------------------------------------
 STEEL--0.5%
    2,800 AK Steel Holding Corp.              128,450
    1,900 British Steel PLC ADR                52,844
-----------------------------------------------------
                                              181,294
-----------------------------------------------------
 SUPERMARKETS--1.7%
    4,100 Kroger Company*                     121,206
    6,400 Safeway, Inc.*                      343,200
    1,500 Smith's Food & Drug Center*          89,063
-----------------------------------------------------
                                              553,469
-----------------------------------------------------
 TECHNICAL SERVICES--0.4%
    2,400 3Com Corp.*                         131,250
-----------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT--1.1%
    4,600 Motorola Inc.                       369,438
-----------------------------------------------------
 TEXTILES--0.8%
    4,100 Burlington Industries, Inc.*         53,044
    4,000 Jones Apparel Group Inc*            207,750
-----------------------------------------------------
                                              260,794
-----------------------------------------------------
 TOBACCO--2.7%
   14,300 Philip Morris Companies, Inc.       645,288
    7,800 RJR Nabisco, Inc.                   255,938
-----------------------------------------------------
                                              901,226
-----------------------------------------------------
 UTILITIES--0.7%
    7,600 DQE Inc.                            239,875
-----------------------------------------------------
 WASTE MANAGEMENT--0.1%
    1,000 U.S.A. Waste Services Inc*           40,313
-----------------------------------------------------

  Shares   Description                             Value
----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 WHOLESALE TRADE--0.8%
    7,000  Tech Data Corp*                      $   259,859
----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $28,026,861)                            $31,839,495
----------------------------------------------------------------
 Principal
  Amount   Description                             Value
----------------------------------------------------------------
 REPURCHASE AGREEMENT--2.4%
 $800,000  Joint Repurchase Agreement Account
            5.84%, 08/01/97                     $   800,000
----------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $800,000)                               $   800,000
----------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $28,826,861)(A)                         $32,639,495
----------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in
  which value exceeds cost                      $ 3,958,026
 Gross unrealized loss for investments in
  which cost exceeds value                         (155,914)
----------------------------------------------------------------
 Net unrealized gain                            $ 3,802,112
----------------------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $28,837,383.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Capital Growth Fund seeks long-term growth of capital primarily through investments in large-capitalization growth stocks. To meet its objective, the fund is managed with a "growth at a reasonable price" investment style, which means we utilize extensive fundamental research to identify companies in a diversified range of industries that we believe offer attractive growth potential at a reasonable price.
  The fund's investment management team believes that wealth is created through the long-term ownership of growing businesses. We view each stock purchase as if we were buying the entire business. To implement this investment strategy, we focus on growing companies with characteristics such as strong brand franchises, dominant market share, recurring revenue, product pricing flexibility, long product life cycles, high returns on invested capital, high profit margins, strong free cash flow, excellent management and favorable long-term prospects. Finally, we will buy a stock meeting our rigorous criteria only if it trades at a reasonable discount to the company's intrinsic value.

PERFORMANCE REVIEW: BOTH SHARE CLASSES OUTPERFORMED THE BENCHMARK

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN
                                (BASED ON NET                                         S&P 500
                                ASSET VALUE)                                        TOTAL RETURN
                              -----------------                                     ------------
  Class A*                         23.25%                                              22.55%
  Class B*                         22.74%                                              22.55%

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  We are pleased to note that the fund continued to perform well compared with its peers. For the five- and one-year periods ended July 31, 1997, the fund's Class A shares were rated "four stars" (in universes of 1,146 and 2,040 domestic equity funds for the five- and one-year periods, respectively) by Morningstar, Inc., an independent mutual fund rating agency./1/ The fund also fared well versus its peers in the Lipper growth fund category, placing in the top 15% (83 and 101 out of 764 funds for Class A and B shares, respectively) for the 12-month period and in the top quartile (70 out of 286 funds for Class A shares) for the five-year period, as of July 31, 1997, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. Class B shares were not ranked for the five-year period because they did not exist during the entire period.)

INVESTMENTS IN PHARMACEUTICAL, FINANCIAL AND CONSUMER PRODUCTS COMPANIES BENEFITED PERFORMANCE
  The strongest contributors to the fund's performance included pharmaceutical companies BRISTOL-MYERS SQUIBB CO. and PFIZER INC. These stocks were buoyed by a number of positive factors, including new product introductions, a benign political environment, a more accommodative FDA, strong unit growth, powerful free cash flow and reasonable valuations. Over the coming decades, we believe these companies are positioned to
--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 7/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The one-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund's Class A shares received three stars for the three-year period and were rated among 2,040 domestic equity funds. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B shares have not been rated. Class B shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
benefit as the baby boomers age and require more health-related products and services.
  In the financial sector, two of the fund's commercial bank holdings, BANKAMERICA CORP. and NATIONSBANK CORP., were prime beneficiaries of the "Goldilocks" economy. This favorable environment, which has been characterized by steady economic growth, modest loan demand, low inflation and stable interest rates, contributed to strong earnings gains for both banks. In addition, MBNA CORP., the second largest credit card lender in the world, appreciated due to surging growth in credit card accounts, new affiliations with sponsoring organizations for its affinity cards and the rapid growth of its U.K. business.
  Several producers of household products also performed well. These included companies with world-class franchises and/or strong brand names such as PROCTER & GAMBLE CO., GILLETTE CO. and COLGATE-PALMOLIVE CO., all of which reported solid earnings gains and high returns on equity. These companies are benefiting from strong international growth as capitalism spreads throughout the world and per capita income rises.
  An investment that lagged during the period was GAYLORD ENTERTAINMENT CO., a diversified entertainment and communications company, as investors responded negatively to the sale of its two cable channels (The Nashville Network and Country Music Television) to Westinghouse Electric Corp. Under terms of the agreement, Gaylord will receive a fixed dollar amount of Westinghouse stock, which minimized the company's risk but also limited its upside potential in the surging stock market. We continue to believe Gaylord is attractively valued.

NEW POSITIONS IN SEVERAL MEDIA STOCKS
  Among the new positions added during the period were media stocks such as GANNETT CO., INC., TRIBUNE CO. and NEW YORK TIMES CO., all of which have dominant local franchises in newspapers and broadcasting. These companies have reported strong year-to-date earnings gains as they have benefited from healthy advertising revenue and reduced newsprint costs. Sales included FISHER SCIENTIFIC INTERNATIONAL, INC., a maker of scientific instruments, supplies and equipment, after it appreciated strongly due to takeover rumors.

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                        PERCENTAGE OF
  COMPANY           LINE OF BUSINESS   TOTAL NET ASSETS
  -------           ----------------   ----------------
  BankAmerica
   Corp.            Commercial Bank          3.4%
  Banc One Corp.    Commercial Bank          3.1
  Intel Corp.       Semiconductors and       3.0
                     Electronics
  General Electric
   Co.              Electronics              2.9
  Pfizer Inc.       Pharmaceuticals          2.9
  Bristol-Myers     Pharmaceuticals          2.9
   Squibb Co.
  NationsBank
   Corp.            Commercial Bank          2.8
  MBNA Corp.        Specialty Finance        2.6
                     and Agencies
  Lucent                                     2.4
   Technologies     Telecommunications
   Co.               Equipment
  Texaco Inc.       International            2.3
                     Integrated Oil
                     Company

OUTLOOK
  In our opinion, the outlook for the economy and the stock market appears attractive, with low inflation, stable interest rates and modest economic growth expected to help the fund's holdings produce favorable earnings gains. However, we do expect increased volatility in the stock market as a result of options and futures expirations, as well as investors' perceptions of inflation and interest rate fluctuations.
  During the past six months, we increased the fund's diversification among industry sectors and increased its holdings of large-cap growth stocks. We believe the fund is currently well positioned to benefit from the positive investing climate that we anticipate.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

/s/ Herbert E. Ehlers
Herbert E. Ehlers
Senior Portfolio Manager,
U.S. Active Equity Growth


/s/ George D. Adler
George D. Adler
Portfolio Manager,
U.S. Active Equity Growth


/s/ Robert G. Collins
Robert G. Collins
Portfolio Manager,
U.S. Active Equity Growth

August 29, 1997


/s/ Gregory H. Ekizian
Gregory H. Ekizian
Portfolio Manager,
U.S. Active Equity Growth


/s/ Ernest C. Segundo, Jr.
Ernest C. Segundo, Jr.
Portfolio Manager,
U.S. Active Equity Growth

/s/ David G. Shell

David G. Shell
Portfolio Manager,
U.S. Active Equity Growth

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                                  Value
--------------------------------------------------------------------
 COMMON STOCKS--98.1%
 ADVERTISING & MARKETING--1.7%
     711,580 Valassis Communications, Inc.*           $   19,968,714
--------------------------------------------------------------------
 ALCOHOL--0.7%
     207,700 Anheuser Busch Companies, Inc.                8,918,119
--------------------------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--0.8%
     206,600 Lear Corp.*                                   9,890,975
--------------------------------------------------------------------
 BANKS--7.2%
     649,522 Banc One Corp.                               36,454,422
     468,700 NationsBank Corp.                            33,365,581
     253,400 State Street Bank Corp.                      14,206,238
--------------------------------------------------------------------
                                                          84,026,241
--------------------------------------------------------------------
 BEVERAGES--2.7%
     234,500 Coca Cola Co.                                16,239,125
     408,100 Pepsico Inc.                                 15,635,331
--------------------------------------------------------------------
                                                          31,874,456
--------------------------------------------------------------------
 BUILDING MATERIALS & CONSTRUCTION--0.3%
      99,700 Sherwin Williams Co.                          3,196,631
--------------------------------------------------------------------
 BUSINESS SERVICES--1.0%
     289,400 First Data Corp.                             12,625,075
--------------------------------------------------------------------
 CABLE/TELEVISION COMMUNICATIONS--0.3%
      69,000 Cablevision Systems Corp. Class A*            4,096,875
--------------------------------------------------------------------
 CHEMICAL PRODUCTS--0.5%
      86,100 Du Pont (E.I.) de Nemours & Co.               5,763,319
--------------------------------------------------------------------
 CHEMICALS-COMMODITY--0.4%
      88,700 Monsanto Co.                                  4,418,369
--------------------------------------------------------------------
 CHEMICALS-SPECIALTY--1.0%
      26,900 Betzdearbon, Inc.                             1,761,950
     101,200 Minnesota Mining and Manufacturing Co.        9,588,700
--------------------------------------------------------------------
                                                          11,350,650
--------------------------------------------------------------------
 COMMERCIAL SERVICES--0.9%
     226,500 Ecolab Inc.                                  10,574,719
--------------------------------------------------------------------
 COMMUNICATIONS SERVICES COMPANIES--0.2%
      56,900 Airtouch Communications, Inc.*                1,874,144
--------------------------------------------------------------------

   Shares    Description                           Value
-------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 CONSUMER STAPLES--3.8%
     143,700 American Home Products Corp.      $   11,846,269
      49,200 Amway Asia Pacific Ltd.                1,891,125
      44,400 Clorox Co.                             6,199,350
     160,940 Procter & Gamble Co.                  24,482,998
-------------------------------------------------------------
                                                   44,419,742
-------------------------------------------------------------
 COMMUNICATIONS & MEDIA SERVICES--1.2%
     530,700 Tele-Communications, Inc.*            13,566,019
-------------------------------------------------------------
 COSMETICS--1.0%
     168,100 Avon Products Inc.                    12,197,756
-------------------------------------------------------------
 DATACOM EQUIPMENT--0.4%
      62,100 Cisco Systems, Inc.*                   4,940,831
-------------------------------------------------------------
 DEFENSE--1.5%
     226,800 McDonnell Douglas Corp.               17,350,200
-------------------------------------------------------------
 DEPARTMENT STORES--1.3%
      69,900 Federated Dept. Stores, Inc.*          3,062,494
     329,500 Walmart Stores, Inc.                  12,376,844
-------------------------------------------------------------
                                                   15,439,338
-------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.5%
     107,400 American Standard Companies*           5,336,438
-------------------------------------------------------------
 ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--5.9%
     485,100 General Electric Co.                  34,047,956
     386,400 Intel Corp.                           35,476,350
-------------------------------------------------------------
                                                   69,524,306
-------------------------------------------------------------
 ENTERPRISE SYSTEMS--1.3%
      87,400 Hewlett Packard Co.                    6,123,463
      79,100 International Business Machines        8,364,825
-------------------------------------------------------------
                                                   14,488,288
-------------------------------------------------------------
 ENTERTAINMENT AND LEISURE--1.2%
     112,100 Mirage Resorts, Inc.*                  2,998,675
     130,400 Walt Disney, Co.                      10,537,950
-------------------------------------------------------------
                                                   13,536,625
-------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                                 Value
-------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 FINANCIAL SERVICES--6.2%
     527,400 BankAmerica Corp.                       $   39,818,700
     453,000 Federal Home Loan Mortgage Corp.            16,336,313
     345,300 Federal National Mortgage Association       16,337,006
-------------------------------------------------------------------
                                                         72,492,019
-------------------------------------------------------------------
 FOOD--3.4%
     111,600 Campbell Soup Co.                            5,789,250
     133,100 Kellogg Company                             12,228,563
     218,900 Nabisco Holdings Corp.                       9,303,250
     160,480 William Wrigley Jr. Co.                     12,346,930
-------------------------------------------------------------------
                                                         39,667,993
-------------------------------------------------------------------
 FOOD PRODUCERS--0.5%
      64,800 Ralston Purina Co.                           5,848,200
-------------------------------------------------------------------
 FOREST PRODUCTS--0.8%
      97,300 Georgia Pacific Corp.                        9,188,769
-------------------------------------------------------------------
 FUNERAL SERVICES--1.1%
     379,500 Service Corp. International                 12,903,000
-------------------------------------------------------------------
 HEALTH & MEDICAL SERVICES--1.8%
     331,900 Johnson & Johnson                           20,681,519
-------------------------------------------------------------------
 HEALTH SUPPLIERS/SERVICES--0.5%
      35,470 Perkin-Elmer Corp.                           2,895,239
      64,500 U.S. Surgical Corp.                          2,394,563
-------------------------------------------------------------------
                                                          5,289,802
-------------------------------------------------------------------
 HEALTHCARE MANAGEMENT--2.0%
     104,720 Aetna Inc.                                  11,931,535
     164,950 Columbia HCA Healthcare                      5,319,638
     219,000 Tenet Healthcare Corp.*                      6,556,313
-------------------------------------------------------------------
                                                         23,807,486
-------------------------------------------------------------------
 HOTELS & RESTAURANTS--1.2%
     202,220 Marriott International, Inc.                13,902,625
-------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--2.2%
     118,100 Colgate Palmolive Co.                        8,946,075
     173,100 Gillette Co.                                17,136,900
-------------------------------------------------------------------
                                                         26,082,975
-------------------------------------------------------------------

   Shares    Description                               Value
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 INDUSTRIAL--0.5%
      97,900 Corning Inc.                          $    6,051,444
-----------------------------------------------------------------
 INFORMATION MANAGEMENT--1.0%
     180,770 Reuters Holdings PLC                      11,682,261
-----------------------------------------------------------------
 INSURANCE SERVICES--1.1%
       4,800 AMBAC Financial Group, Inc.                  408,900
     214,100 SunAmerica, Inc.                          12,953,050
-----------------------------------------------------------------
                                                       13,361,950
-----------------------------------------------------------------
 INSURANCE-LIFE--0.5%
     210,100 Nationwide Financial Services, Inc.        6,355,525
-----------------------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--0.8%
      90,000 American International Group, Inc.         9,585,000
-----------------------------------------------------------------
 INTEGRATED OIL--4.4%
      52,200 Amoco Corp.                                4,906,800
      47,400 Atlantic Richfield Co.                     3,546,113
      74,300 Exxon Corp.                                4,773,775
     164,800 Royal Dutch Petroleum                      9,218,500
     227,900 Texaco, Inc.                              26,450,644
      76,200 Unocal Corp.                               3,048,000
-----------------------------------------------------------------
                                                       51,943,832
-----------------------------------------------------------------
 LOGISTICS/RAIL--0.3%
      31,800 Norfolk Southern Corp.                     3,521,850
-----------------------------------------------------------------
 MANUFACTURING--0.2%
      53,400 Millipore Corp.                            2,359,613
-----------------------------------------------------------------
 MEDIA--0.2%
     154,200 Tele Communications Inc.*                  2,640,675
-----------------------------------------------------------------
 MEDIA/ENTERTAINMENT--3.8%
      54,500 Central Newspapers, Inc.                   3,804,781
     106,900 Gannett Co.                               10,616,506
     166,200 Gaylord Entertainment Co.                  3,853,763
     133,100 New York Times Co.                         6,688,275
     237,610 Time Warner Inc.                          12,964,596
     114,300 Tribune Co.                                6,050,756
-----------------------------------------------------------------
                                                       43,978,677
-----------------------------------------------------------------
 MISCELLANEOUS-CONSUMER--0.5%
      76,800 HBO & Company                              5,942,400
-----------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   Shares    Description                       Value
---------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 NONFERROUS METALS--0.3%
      42,400 Aluminum Company of America   $    3,752,400
---------------------------------------------------------
 OFFICE & BUSINESS EQUIPMENT--0.3%
      49,000 Xerox Corp.                        4,030,250
---------------------------------------------------------
 OIL & GAS--1.6%
     181,800 Mobil Corp.                       13,907,700
      71,400 Schlumberger Ltd.                  5,453,175
---------------------------------------------------------
                                               19,360,875
---------------------------------------------------------
 PACKAGING--0.3%
     105,500 Owens Illinois Corp.*              3,639,750
---------------------------------------------------------
 PHARMACEUTICALS--10.5%
     428,800 Bristol-Myers Squibb              33,634,000
     159,340 Eli Lilly & Co.                   18,005,420
     143,200 Merck & Co.                       14,883,850
     565,820 Pfizer, Inc.                      33,737,018
     237,800 Schering Plough Corp.             12,974,963
      60,400 Sigma Aldrich Corp.                2,091,350
      55,800 Warner Lambert Co.                 7,794,563
---------------------------------------------------------
                                              123,121,164
---------------------------------------------------------
 RECREATIONAL PRODUCTS--0.3%
      97,300 Hasbro Inc.                        2,985,894
---------------------------------------------------------
 RESTAURANTS--0.2%
      54,300 McDonalds Corp.                    2,918,625
---------------------------------------------------------
 RETAIL--0.9%
      82,300 CVS Corporation                    4,680,813
     122,200 Home Depot, Inc.                   6,094,725
---------------------------------------------------------
                                               10,775,538
---------------------------------------------------------
 RETAIL TRADE--1.2%
     259,230 Walgreen Co.                      14,646,495
---------------------------------------------------------
 SEMICONDUCTORS--0.7%
     124,800 Avnet Inc.                         8,213,400
---------------------------------------------------------
 SOFTWARE & SERVICES--3.4%
      76,900 Autodesk Inc.                      3,258,638
      58,600 Intuit Inc.*                       1,475,988
     147,700 Microsoft Corp.*                  20,899,550
     148,900 Oracle Corp.*                      8,105,744
      36,100 Peoplesoft, Inc.*                  2,111,850
     102,500 Sterling Commerce, Inc.*           3,862,969
---------------------------------------------------------
                                               39,714,739
---------------------------------------------------------

   Shares    Description                              Value
-----------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SPECIALTY FINANCE--2.6%
     683,925 MBNA Corp.                           $   30,776,625
-----------------------------------------------------------------
 SPECIALTY RETAIL--1.8%
      90,100 Autozone, Inc.*                           2,579,113
     205,800 Tandy Corp.                              12,232,238
     174,300 Toys R US Inc.*                           5,937,094
-----------------------------------------------------------------
                                                      20,748,445
-----------------------------------------------------------------
 TELECOMMUNICATIONS EQUIPMENT--2.4%
     335,960 Lucent Technologies, Inc.                28,535,603
-----------------------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--0.5%
      86,300 Goodyear Tire & Rubber Co.                5,571,731
-----------------------------------------------------------------
 TOBACCO--1.8%
     336,800 Philip Morris Companies, Inc.            15,198,100
     202,000 UST Inc.                                  5,870,625
-----------------------------------------------------------------
                                                      21,068,725
-----------------------------------------------------------------
 UTILITIES--0.5%
      79,300 Aes Corp.*                                6,264,700
-----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $798,962,978)                             $1,152,790,404
-----------------------------------------------------------------
  Principal
   Amount    Description                              Value
-----------------------------------------------------------------
 REPURCHASE AGREEMENT--2.3%
 $27,500,000 Joint Repurchase Agreement Account
              5.84%, 08/01/97                     $   27,500,000
-----------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $27,500,000)                              $   27,500,000
-----------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $826,462,978)(A)                          $1,180,290,404
-----------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which
  value exceeds cost                              $  354,450,568
 Gross unrealized loss for investments in which
  cost exceeds value                                  (1,068,462)
-----------------------------------------------------------------
 Net unrealized gain                              $  353,382,106
-----------------------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $826,908,298. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Mid Cap Equity Fund seeks long-term capital appreciation primarily by investing at least 65% of its total assets in equities with market capitalizations of between $500 million and $10 billion at the time of investment. However, the fund currently intends to emphasize investments in companies with market capitalizations of under $5 billion at the time of investment. The fund is managed with a value style, which means we focus on companies whose stocks we believe are inexpensive relative to their expected long-term earnings growth and their asset value. Investments may include well-known companies that are temporarily out of favor due to cyclical economic conditions or are experiencing near-term difficulties the portfolio managers judge to be temporary in nature. In-depth fundamental research of a company's financial structure, its competitive position in the market and its management's commitment to increasing shareholder value are all critical parts of the fund's investment approach. Though we are not sector investors, we closely monitor the fund's sector and industry exposures compared with the benchmark in an effort to avoid unintentional over- or underweightings.

PERFORMANCE REVIEW: FUND ACHIEVED STRONG RESULTS

 PERFORMANCE SUMMARY

                                      FUND TOTAL     RUSSELL
                                        RETURN       MIDCAP
                                     (BASED ON NET INDEX TOTAL
                                     ASSET VALUE)    RETURN
                                     ------------- -----------
  Institutional* (1/31/97-7/31/97)      26.37%       17.63%
  Service* (7/18/97-7/31/97)             2.87%          N/A

* Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge. Performance for Service shares is from their inception date through the end of the period.

  WE ARE PLEASED TO NOTE THAT IN ADDITION TO SIGNIFICANTLY OUTPERFORMING THE MID-CAP BENCHMARK DURING THE PERIOD, THE FUND'S INSTITUTIONAL SHARES ALSO OUTPERFORMED THE BROADER LARGE-CAP MARKET, AS REPRESENTED BY THE S&P 500. During the period, the market rally continued to be led by the largest, most liquid stocks, which many investors perceived to be the most convenient vehicle for rapid investment. As a result, the S&P 500 stock index, which is heavily weighted toward large-cap stocks, returned 22.6%. In contrast, the mid-cap sector of the market returned 17.6% (as measured by the Russell Midcap Index) and small caps returned 13.1% (as measured by the Russell 2000 index).

FUND PERFORMED WELL RELATIVE TO ITS PEERS
  The fund also fared very well compared with its peers. For the 12-month period ended July 31, 1997, the fund's Institutional shares ranked second out of 198 mid-cap funds, according to Lipper Analytical Services, Inc. (Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results. The fund's Service shares were not ranked because they did not exist during the entire 12-month period.)

TOP PERFORMERS INCLUDED COMPANIES BENEFITING FROM RESTRUCTURING PROGRAMS AND ACQUISITIONS
  The fund's best performers during the period included several companies that benefited from major restructuring initiatives. INTERNATIONAL MULTIFOODS CORP., a distributor of specialty foods, appreciated due to its new management's focus on turning around its vending distribution business and the proposed sale of its Canada Frozen bakery products unit. SUNBEAM CORP., INC., a leading consumer products company, performed well as investors responded positively to its dramatic reforms, which included major asset sales, improved distribution and a new line of products. LENNAR CORP., a diversified homebuilder, announced its intention to spin off its commercial real estate business and merge its homebuilding operations with a major California builder. SHOPKO STORES, INC., a leading regional retailer, decided to end its ownership by SuperValu, Inc. by repurchasing

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
approximately 8.2 million shares of its common stock, which helped the market focus on ShopKo's competitive strengths.
  Other holdings contributed to the fund's positive results when they initiated or accepted takeover offers. ROYAL CARIBBEAN CRUISE LINES LTD., the second largest cruise operator, appreciated when it agreed to acquire Celebrity Cruise Lines, and AMERICAN STATES FINANCIAL CORP., a property/casualty insurer, was acquired by Safeco Corp. at a premium.

SPECIFIC ENERGY- AND UTILITY-RELATED STOCKS LAGGED
  Not all of the fund's holdings fulfilled our expectations. UNICOM CORP., an electric utility, was impacted by negative press and regulatory rulings, but we believe the market has overreacted to these issues and continue to have confidence in the company's fundamentals. In addition, we expect Unicom to benefit from a recent change in senior management and an improving operating environment. TOSCO CORP., an oil refiner and marketer, suffered from soft margins in its West Coast refining operations due to excess supply during the first half of the year. However, we are optimistic that the long-term supply-and-demand situation will improve.

PORTFOLIO CHANGES
  New positions included LEAR CORP., the world's largest supplier of automotive interior systems, which appears to be well positioned to benefit from automakers' trend toward outsourcing, and two computer hardware manufacturers:
BAY NETWORKS, INC., (networking and connectivity products) and QUANTUM CORP. (disk drives and other information storage products).
  During the period, we sold TERADYNE, INC., a manufacturer of semiconductor testing equipment, and DECISIONONE CORP., the leading independent provider of computer support services to U.S. companies, after they appreciated and reached our price targets.

OUTLOOK
  We remain committed to our strategy of identifying and purchasing stocks that trade at a discount to their
 TOP 10 EQUITY HOLDINGS AS OF JULY 31, 1997

                                        PERCENTAGE
                                       OF TOTAL NET
  COMPANY          LINE OF BUSINESS       ASSETS
  -------          ----------------    ------------
  Lear Corp.       Autoparts/Original      3.9%
                    Equipment
  Tosco Corp.      Oil Refining and        3.2
                    Marketing
  ShopKo Stores,
   Inc.            Discount Retailer       3.1
  Quantum Corp.    Computer Component      3.0
                    Manufacturer
  Sunbeam Corp.,
   Inc.            Appliances              2.8
  Darden                                   2.8
   Restaurants     Restaurants and
   Inc.             Hotels
  Owens & Minor    Health                  2.7
   Inc.             Suppliers/Services
  Goodyear Tire &  Tire and Rubber         2.6
   Rubber Co.       Products
  Quest
   Diagnostics,    Clinical
   Inc.             Laboratories           2.5
  Republic New                             2.5
   York Corp.      Banks

intrinsic value. In a market that has been characterized by speculation and momentum at different times since the beginning of 1995, we believe that a value approach is well suited to weather the ups and downs associated with a turbulent market.

/s/ Eileen A. Aptman            /s/ Ronald E. Gutfleish
Eileen A. Aptman                Ronald E. Gutfleish
Portfolio Manager,              Portfolio Manager,
U.S. Active Equity Value        U.S. Active Equity Value

          /s/ G. Lee Anderson
          G. Lee Anderson
          Portfolio Manager,
          U.S. Active Equity Value

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS MID CAP EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

 Shares  Description                          Value
-------------------------------------------------------
 COMMON STOCKS--96.2%
 AIRLINES--2.0%
 102,400 Continental Airlines, Inc.*       $  3,840,000
-------------------------------------------------------
 APPLIANCE MANUFACTURER--2.8%
 138,200 Sunbeam Corp.                        5,407,075
-------------------------------------------------------
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--3.9%
 154,800 Lear Corp.*                          7,411,050
-------------------------------------------------------
 BANKS--3.7%
 176,400 National Bank of Canada              2,297,706
  40,700 Republic of New York Corp.           4,700,850
-------------------------------------------------------
                                              6,998,556
-------------------------------------------------------
 CHEMICAL PRODUCTS--1.7%
  60,800 Union Carbide Corp.                  3,366,800
-------------------------------------------------------
 CHEMICALS-COMMODITY--0.8%
  75,600 Geon Co.                             1,455,300
-------------------------------------------------------
 DATACOM EQUIPMENT--4.6%
 132,600 Bay Networks Inc*                    4,044,300
 271,200 Quest Diagnostics Inc.*              4,712,100
-------------------------------------------------------
                                              8,756,400
-------------------------------------------------------
 DEPARTMENT STORES--3.1%
 199,900 ShopKo Stores Inc.*                  5,772,113
-------------------------------------------------------
 ELECTRIC UTILITIES--5.8%
 242,100 Central Maine Power Co.              3,268,350
 125,400 Long Island Lighting Co.             3,080,138
 201,200 Unicom Corp.                         4,564,725
-------------------------------------------------------
                                             10,913,213
-------------------------------------------------------
 ENTERTAINMENT AND LEISURE--2.0%
  96,400 Royal Caribbean Cruise Lines         3,825,875
-------------------------------------------------------
 FINANCIAL SERVICES--1.9%
  75,800 American States Financial Corp.      3,519,963
-------------------------------------------------------
 FOOD--2.1%
 142,000 International Multifoods Corp.       4,011,500
-------------------------------------------------------

 Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 FOREST PRODUCTS--3.4%
  31,000 Georgia Pacific Corp.           $  2,927,563
 208,300 Stone Container Corp.*             3,462,988
-----------------------------------------------------
                                            6,390,551
-----------------------------------------------------
 HEALTH & MEDICAL SERVICES--2.1%
 297,700 Perrigo Co.*                       3,870,100
-----------------------------------------------------
 HEALTHCARE MANAGEMENT--5.2%
 118,700 Foundation Health Systems*         3,842,913
  85,000 Sierra Health Services, Inc.*      2,794,375
 105,200 Tenet Healthcare Corp.*            3,149,425
-----------------------------------------------------
                                            9,786,713
-----------------------------------------------------
 HOME BUILDERS--3.4%
  44,900 Centex Corp.                       2,503,175
 104,600 Lennar Corp.                       3,896,350
-----------------------------------------------------
                                            6,399,525
-----------------------------------------------------
 INSURANCE SPECIALTY--1.5%
  80,900 Old Rep International Corp.        2,831,500
-----------------------------------------------------
 INSURANCE-LIFE--3.4%
  68,849 American General Corp.             3,666,209
  36,900 Reliastar Financial Corp.          2,829,769
-----------------------------------------------------
                                            6,495,978
-----------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--1.8%
  74,800 Allmerica Financial Corp.          3,309,900
-----------------------------------------------------
 MEDIA/ENTERTAINMENT--1.3%
  78,200 Carmike Cinemas*                   2,473,075
-----------------------------------------------------
 MEDICAL PRODUCTS AND SUPPLIES--4.8%
 160,700 Imation Corporation*               3,947,194
 347,200 Owens & Minor Inc.                 5,164,600
-----------------------------------------------------
                                            9,111,794
-----------------------------------------------------
 MISCELLANEOUS BUSINESS SERVICES--2.2%
  52,300 Unionbancal Corporation            4,066,325
-----------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


 Shares  Description                        Value
-----------------------------------------------------
 COMMON STOCKS (CONTINUED)
 OIL REFINING & MARKETING--6.3%
 415,100 Groupe AB SA ADR*               $  3,242,969
 192,400 Tosco Corp.                        6,024,525
  60,500 Valero Energy Corp.*               2,601,500
-----------------------------------------------------
                                           11,868,994
-----------------------------------------------------
 PACKAGING--1.5%
  83,200 Owens Illinois Corp.*              2,870,400
-----------------------------------------------------
 PERSONAL COMPUTERS & PERIPHERALS--3.0%
 196,400 Quantum Corp*                      5,707,875
-----------------------------------------------------
 PHARMACEUTICALS--1.7%
  65,935 Block Drug Co.                     3,115,429
-----------------------------------------------------
 RESTAURANTS--2.8%
 560,300 Darden Restaurants, Inc.           5,357,869
-----------------------------------------------------
 SEMICONDUCTORS--4.0%
  62,600 Avnet Inc.                         4,119,863
 130,462 Vishay Intertechnology, Inc.*      3,489,859
-----------------------------------------------------
                                            7,609,722
-----------------------------------------------------
 STEEL--1.7%
  70,300 AK Steel Holding Corp.             3,225,013
-----------------------------------------------------
 SUPERMARKETS--3.4%
 168,800 Fleming Companies, Inc.            2,690,250
  90,600 Supervalu, Inc.                    3,669,300
-----------------------------------------------------
                                            6,359,550
-----------------------------------------------------
 TEXTILES--4.0%
 168,000 Angelica Corp.                     3,234,000
 161,200 Fruit of The Loom, Inc.*           4,412,850
-----------------------------------------------------
                                            7,646,850
-----------------------------------------------------
 TIRE & OTHER RELATED RUBBER PRODUCTS--2.6%
  76,200 Goodyear Tire & Rubber Co.         4,919,663
-----------------------------------------------------
 TRANSPORTATION-MISCELLANEOUS--1.7%
  89,800 CNF Transportation Inc.            3,131,769
-----------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $136,678,430)                    $181,826,440
-----------------------------------------------------

 Principal
   Amount   Description                             Value
--------------------------------------------------------------
 REPURCHASE AGREEMENT--2.9%
 $5,600,000 Joint Repurchase Agreement Account
             5.84%, 08/01/97                     $  5,600,000
--------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT
  (COST $5,600,000)                              $  5,600,000
--------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $142,278,430)(A)                         $187,426,440
--------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which
  value exceeds cost                             $ 48,533,786
 Gross unrealized loss for investments in which
  cost exceeds value                               (3,408,004)
--------------------------------------------------------------
 Net unrealized gain                             $ 45,125,782
--------------------------------------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $142,300,658.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs International Equity Fund seeks long-term capital appreciation by investing in equity securities of companies organized or traded outside the U.S. that we believe have the potential to appreciate over the long term. The fund focuses on growing companies that are attractively valued and have strong, competitive positions in their respective industries. The fund's portfolio managers are based in London, Tokyo and Singapore and their knowledge of local markets plays an important role in uncovering investment opportunities. While the fund does not allocate assets across specific countries based on top-down economic or market forecasts, the portfolio managers strive to manage risk by remaining diversified by country and industry sector and by closely monitoring economic and political events in countries in which the fund does invest.

MARKET OVERVIEW: EUROPEAN MARKETS PERFORMED BEST WHILE ASIA LAGGED
  During the six-month period under review, slower than expected economic growth persisted in several European and Asian countries while growth in other countries, such as the U.K., accelerated. Most European equity markets continued to perform very well, buoyed by healthy earnings and an increased focus on improving shareholder value. In Asia, several markets posted strong results while others were impacted by a variety of regional and country-specific issues.

 .Europe. Europe's overall economic recovery continued, but growth for specific countries was mixed. The economies of the U.K., Spain, the Netherlands and parts of Scandinavia showed the most improvement, while those of Germany and France were disappointing despite signs of a moderate upturn. The climate for equities in continental Europe remained positive, as stocks continued to benefit from loose monetary policies, subdued inflation and the strong U.S. dollar. During the period under review, the European equity markets climbed 26.1%, as measured by the FT/S&P Actuaries Europe Index in terms of local currencies. However, the performance of U.K. equities lagged most European markets as the strong pound sterling impacted the profitability of export-dependent companies. In addition, investors feared further monetary tightening would be necessary to rein in the U.K.'s rising inflationary pressures.

 .Japan. For the six-month period ended July 31, Japanese stocks (as measured by the TOPIX index in yen without dividends reinvested) rose 12.5%, underperforming most other equity markets. Though Japan's economy strengthened, the recovery remained fragile and investors lacked confidence in the sustainability of corporate profits. With future earnings uncertain, investors focused on international blue-chip stocks that benefited from the weakness of the yen, and shied away from the rest of the market. Despite these concerns, the market strengthened during the second half of the period, when healthy demand from pension plans and foreign investors helped support equity prices.

 .Asia (ex-Japan). The Asian stock markets returned 1.3% during the period, as measured by the Morgan Stanley Capital International All Country Asia Free
(Ex Japan) Index (without dividends reinvested). The weak performance indicated by the Index masks the extreme divergence of performance among the individual Asian markets. For example, India rose 26.1%, Hong Kong returned 17.3%, Thailand fell 7.4% and the Philippines dropped 22.7% (all in local currency terms). Among the key events affecting the Asian markets during the period were the July handover of Hong Kong to China and the devaluation of the Thai baht. Though investor optimism regarding the handover helped buoy the region's performance, the Thai devaluation sparked currency turmoil that impacted several markets, such as the Philippines.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

PERFORMANCE REVIEW: FUND OUTPERFORMED THE BENCHMARK PRIMARILY DUE TO SUCCESSFUL STOCK SELECTION

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN                        FT/S&P ACTUARIES
                                (BASED ON NET                          EUROPE & PACIFIC
                                ASSET VALUE)                          INDEX TOTAL RETURN
                              -----------------                       ------------------
  Class A*                         20.81%                                   16.72%
  Class B*                         20.48%                                   16.72%
  Institutional*                   21.19%                                   16.72%
  Service*                         20.89%                                   16.72%

* Class A, B, Institutional and Service share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  During the period, all of the fund's share classes outperformed the benchmark, the Financial Times/S&P Actuaries Europe & Pacific Index ("Europac") unhedged. (Europac is a capitalization-weighted composite of approximately 1,500 stocks from 23 countries in Europe and the Asia-Pacific region and is calculated on a monthly basis.) We are also pleased to note that the fund continued to perform well compared with its peers. For the three-year period ended July 31, 1997, the fund's Class A shares were rated "four stars" (in a universe of 555 international equity funds) by Morningstar, Inc., an independent mutual fund rating agency./1/
--------
/1/ Source: (C) 1997 Morningstar, Inc. All rights reserved. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 7/31/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from a fund's three-, five- and ten-year average annual returns (where applicable) in excess of 90-day Treasury bill returns with appropriate fee and sales charge adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Morningstar rating applies only to the fund's Class A shares; the fund's Class B, Institutional and Service shares have not been rated. Class B, Institutional and Service shares are subject to additional fees and expenses that may have the effect of lowering performance and may affect any future Morningstar rating. Morningstar rates funds against peers in the same category. In all, there are four Morningstar categories (domestic equity, international equity, taxable bond and municipal). Morningstar ratings range from five stars (highest) to one star (lowest). Funds with five-star ratings are in the top 10% of their category, four-star ratings in the next 22.5%, three stars the next 35%, two stars the next 22.5% and one star the lowest 10% of their categories.

  The fund's strong performance can primarily be attributed to successful stock selection across regions. In addition, several of the fund's country weightings favorably contributed to its results. These included an overweighting in Europe, which performed well during the period, and a relative underweighting in Japan and other Asian markets, which were generally weaker.

  Europe. As of July 31, the fund was overweighted in European stocks relative to the Index, 56.8% versus 53.0%. Two of the fund's best performers in the region were temporary employment agencies ADECCO (Switzerland) and RANDSTAD HOLDINGS (Netherlands), which appreciated due to earnings upgrades and a cyclical upturn in the temporary employment industry. A number of technology-related holdings also achieved strong results, including ASM LITHOGRAPHY (Dutch manufacturer of wafer steppers), SGS THOMSON (French semiconductor manufacturer), MISYS (British software manufacturer) and ERICSSON (Swedish supplier of mobile handsets and infrastructure). In contrast, RENTOKIL GROUP (British environmental services) suffered when the strong pound sterling translated into weaker foreign earnings, which fueled concerns regarding the company's ability to match its prior 20% annualized earnings growth record.
  New European investments included ASM Lithography, one of only three volume manufacturers of wafer stepper machines used in the manufacturing of semiconductors. This stock performed very well since it was added, as noted. Sales during the period included Randstad Holdings, which reached our price target.

  Japan. As of July 31, the fund's 30.5% allocation in Japan was underweighted compared with the benchmark (32.6%). The Japanese portion of the fund significantly outperformed the TOPIX index, as it held a large number of internationally competitive export-oriented companies that fared well during the period. SMC CORP., a manufacturer of pneumatic control devices used in automated assembly lines, continued to benefit from its dominant market share in Japan and successful

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
expansion of its overseas operations. CANON, INC., a manufacturer of office equipment, cameras and computer peripherals, performed well due to good earnings results and a bright outlook for PC peripherals. TDK CORP., an electronic components manufacturer, continued to surprise the market with better than expected profits resulting from its strong market position in "magneto-resistive" type of hard disk drive heads. However, the performance of MITSUBISHI HEAVY INDUSTRIES LTD. was disappointing due to a difficult pricing outlook for the domestic electric power generation market. Japanese positions initiated during the period include NINTENDO, one of the largest video game manufacturers, which is positioned to benefit from Nintendo 64, its new game platform, and ONO PHARMACEUTICAL CO., which introduced a new anti-asthma drug with substantial market potential.

  Asia-Pacific. The portfolio was underweighted in Asia (outside Japan) compared with the benchmark, 8.7% versus 10.1%. One of the fund's best performers in the region was ASIA SATELLITE TELECOMMUNICATION HOLDINGS LTD., a leading satellite owner and operator in the Asia-Pacific region. The company performed well when satellite utilization and transponder rates remained firm, which eased market concerns that an impending oversupply of transponders would impact the profitability of Asian satellite operators. In contrast, COMMERCE ASSET HOLDINGS, the fifth largest financial group in Malaysia, came under pressure due to concerns of a slowdown in future earnings growth resulting from tighter monetary conditions, a more difficult operating environment for its merchant banking and stockbrokerage businesses, and potential deterioration in the credit quality of its loan portfolio. A new addition was VILLAGE ROADSHOW, an Australian media and entertainment company with interests in cinema, radio, theme park and resort businesses. The company appears to be well positioned to benefit from aggressive expansion in Europe and Asia, as well as from a number of partnerships that are expected to give it a competitive advantage.

PORTFOLIO COMPOSITION: DIVERSIFICATION BY COUNTRY AND INDUSTRY
  As of July 31, 1997, 96.2% of the fund's net assets were invested in equities and the remainder (4.8%) was invested in cash equivalents. The fund was widely diversified by both country and industry, with positions in 60 companies based in 16 countries. In terms of total net assets, the fund's five largest country exposures were Japan (30.5%), the U.K. (13.5%), Sweden (7.6%), Switzerland (7.0%) and Germany (6.9%).

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                           PERCENTAGE
                                            OF TOTAL
  COMPANY (Line of Business)   COUNTRY     NET ASSETS
  --------------------------   -------     ----------
  Novartis                     Switzerland    3.6%
   Pharmaceuticals
  Rentokil Group               U.K.           3.1
   Environmental
    Services
  ASM Lithography              Netherlands    2.9
   Manufacturer of
    Wafer Steppers
  SMC Corp.                    Japan          2.8
   Manufacturer of
    Industrial
    Controls
  Canon, Inc.                  Japan          2.8
   Office Equipment
    Manufacturer
  Hoechst                      Germany        2.7
   Chemical and Drug
    Manufacturer
  Mitsubishi Heavy
   Industries, Ltd.            Japan          2.4
   Heavy Machinery
    Manufacturer
  Bank of Ireland              Ireland        2.4
   Commercial Bank
  Electrocomponents            U.K.           2.4
   Catalog
    Distributor of
    Industrial
    Components
  Adecco SA                    Switzerland    2.3
   Commercial
    Services

-------------------------------------------------------------------------------
--------------------------------------  --------------------------------------
--------------------------------------  --------------------------------------

OUTLOOK
  We remain optimistic regarding the performance of European equities, given the current favorable environment of low interest rates, contained inflationary pressures and improved economic growth prospects. Furthermore, currency devaluation relative to the U.S. dollar and the British pound is helping strengthen European corporate competitiveness, while corporate restructuring and the focus on enhancing shareholder value are trends that we expect to continue unabated.
  In Japan, we believe the market may consolidate in the short term, as investors have become more cautious regarding the economic outlook due to indications of economic softening. However, Japanese equities should continue to benefit from a number of factors: Corporate fundamentals are expected to remain sound, particularly for manufacturing companies; inflationary pressures are still virtually nonexistent; and interest rates are unlikely to rise to levels that would be harmful to the stock market.
  We are generally positive on the long-term outlook of other Asian markets. However, we remain cautious over the near term as the volatility of these markets will be higher due to uncertainties resulting from the delinking of a number of currencies from the U.S. dollar. Select Asian equities remain attractively valued on a historical basis and are expected to benefit from a pickup in export growth, improved inflation and a modest economic recovery throughout the region subsequent to the currency devaluations. We will manage our exposure in a conservative manner as we remain committed to our long-term investment style.

FORTHCOMING MANAGEMENT TEAM CHANGES
  During the period, Goldman Sachs Asset Management International continued to expand and strengthen its global investment team. With growth comes change, however, and we are sorry to announce that Messrs. Jack and Jongen, two of the portfolio managers of the European portion of the fund, will be leaving Goldman Sachs in September to pursue other opportunities. To ensure decision-making continuity and a smooth transition, Messrs. Jack and Jongen have taken an active role in integrating new members into the team. For example, James Hordern, a specialist in European equities, joined the firm from Mercury Asset Management in July, and we expect to add another senior European portfolio manager shortly. The fund's investment process will continue to be based on a team approach, which enables it to benefit from the contribution of several viewpoints and a continuity of style, unlike an investment approach that is dependent on specific individuals.

/s/ Ivor H. Farman

Ivor H. Farman
Portfolio Manager, London

/s/ Alessandro P. G. Lunghi

Alessandro P. G. Lunghi
Portfolio Manager, London

/s/ Shogo Maeda

Shogo Maeda
Portfolio Manager, Tokyo

/s/ Warwick M. Negus

Warwick M. Negus
Portfolio Manager, Singapore

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares   Description                   Value
---------------------------------------------------
 COMMON STOCKS--96.2%
 AUSTRALIAN DOLLAR--3.0%
  1,060,422 Australia & New Zealand
             Bank Group (Commercial
             Banks)                    $  8,479,696
  2,982,818 Village Roadshow
             (Entertainment
             & Leisure)                   7,958,141
    992,791 Woodside Petroleum, Ltd.
             (Oil & Gas)                  8,420,543
---------------------------------------------------
                                         24,858,380
---------------------------------------------------
 BRITISH POUND STERLING--13.5%
  2,670,475 Electrocomponents
             (Electronics)               19,806,549
  1,857,248 Farnell Electronics
             (Electronics)               15,633,965
    754,039 Misys PLC (Business
             Services)                   18,806,989
  7,108,918 Rentokil Group (Business
             Services)                   25,371,412
    819,521 Siebe (Engineering)          14,792,264
  1,053,405 Standard Chartered
             (Banking)                   17,363,097
---------------------------------------------------
                                        111,774,276
---------------------------------------------------
 DEUTSCHE MARK--6.9%
    141,131 Adidas AG (Textiles)         16,552,259
     88,741 Fresenius AG (Health
             Care)                       18,213,660
    483,530 Hoechst AG (Health Care)     22,670,802
---------------------------------------------------
                                         57,436,721
---------------------------------------------------
 FRENCH FRANC--6.1%
     90,735 CLF Dexia France
             (Financial Services)         8,976,498
     25,428 Comptoirs Modernes
             (Retail Trade)              12,291,282
    105,352 Credit Local de France
             (Financial Services)        10,422,572
    208,421 SGS Thomson
             Microelectronics
             (Electronics)               18,839,444
---------------------------------------------------
                                         50,529,796
---------------------------------------------------
 HONG KONG DOLLAR--3.5%
  4,000,037 Asia Satellite Telephone
             (Utility)                   12,011,735
  1,388,900 Dao Heng Bank Group
             (Commercial Bank)            8,467,043
    692,678 Sun Hung Kai Properties
             Co.
             (Real Estate)                8,700,411
---------------------------------------------------
                                         29,179,189
---------------------------------------------------

   Shares   Description                                           Value
---------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 IRISH POUND--2.4%
  1,640,114 Bank of Ireland (Commercial Banks)                 $ 20,028,917
---------------------------------------------------------------------------
 ITALIAN LIRA--3.9%
  2,415,600 Ente Nazionale Idrocarburi (Oil & Gas)               14,097,734
  3,811,980 Telecom Italia Mobile (Utility)                      12,836,950
  3,392,066 Telecom Italia Mobile (Di Risp Shares) (Utility)      5,853,045
---------------------------------------------------------------------------
                                                                 32,787,729
---------------------------------------------------------------------------
 JAPANESE YEN--30.5%
    268,459 Aderans Company Ltd. (Retail Trade)                   7,508,232
    109,000 Autobachs Seven Co.
             (Automobiles & Automobile Parts)                     8,141,613
    726,265 Canon, Inc.
             (Office Equipment Manufacturer)                     23,196,295
    152,252 Hoya Corp. (Electronics)                              7,718,732
    285,108 Inaba Denkisangyo
             (Electronics)                                        4,456,694
    220,000 Ito En (Beverages)                                    4,926,067
    397,497 Kokuyo Co., Ltd. (Computers/Office)                   9,504,997
    195,615 Kyocera Corp. (Electronics)                          16,859,087
    339,776 Max Co. (Office Equipment Manufacturer)               5,655,756
    260,750 Mirai Industry Co. (Electronics)                      5,177,545
  2,853,707 Mitsubishi Heavy Industries Ltd. (Machinery)         20,133,884
  2,639,790 Mitsui Marine & Fire (Insurance)                     18,133,918
    151,642 Nintendo (Toys)                                      15,375,614
    253,000 Ono Pharmaceutical (Pharmaceuticals)                  8,807,435
    498,354 Santen Pharmaceutical Co. (Pharmaceuticals)           8,674,349
    111,323 Sanyo Shinpan Financial (Financial)                   6,753,689
    357,654 Shimachu Co. (Retail-Furniture)                       9,277,547
    238,511 SMC Corp. (Machinery)                                23,579,033
    407,129 Taikisha Ltd. (Machinery)                             6,157,675
    376,002 Takeda Chemical Industry (Pharmaceuticals)           11,405,552
    223,037 TDK Corp. (Consumer Goods)                           19,222,453

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   Shares   Description                                        Value
------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 JAPANESE YEN (CONTINUED)
    409,835 Tostem Corp. (Building Materials)               $  9,211,331
    122,727 York Benimaru (Food-Retailer)                      3,411,676
------------------------------------------------------------------------
                                                             253,289,174
------------------------------------------------------------------------
 MALAYSIAN RINGGIT--1.0%
  1,645,557 Commerce Asset Holdings
             (Commercial Banks)                                4,117,792
    581,000 United Engineers Malaysia (Engineering)            4,053,232
------------------------------------------------------------------------
                                                               8,171,024
------------------------------------------------------------------------
 NETHERLANDS GUILDER--6.5%
    173,039 Aegon (Insurance)                                 13,120,017
    292,315 ASM Lithography HL
             (Electronics-Semiconductors)                     23,728,652
    131,669 Wolters Kluwer (Publishing)                       17,324,701
------------------------------------------------------------------------
                                                              54,173,370
------------------------------------------------------------------------
 PHILIPPINE PESO--0.3%
 13,746,266 Metro Pacific Corp.
             (Wholesale Trade)                                 2,166,784
------------------------------------------------------------------------
 PORTUGUESE ESCUDO--1.4%
    682,475 Elec de Portugal (Utility)                        11,562,336
------------------------------------------------------------------------
 SINGAPORE DOLLAR--1.0%
  1,850,266 Parkway Holdings (Conglomerate)                    8,489,767
         83 Singapore Land (Real Estate)                             409
------------------------------------------------------------------------
                                                               8,490,176
------------------------------------------------------------------------
 SPANISH PESETA--1.6%
     60,358 Banco Popular (Commercial Banks)                  13,357,266
------------------------------------------------------------------------
 SWEDISH KRONA--7.6%
    395,232 Ericsson Telecommunications (Computer/Office)     17,805,028
    572,104 Securitas AB (Business Services)                  16,632,389
    648,000 Sparbanken Sverige (Banking)                      14,210,348
  4,685,493 Swedish Match AB (Tobacco)                        14,854,823
------------------------------------------------------------------------
                                                              63,502,588
------------------------------------------------------------------------

   Shares    Description                                       Value
-------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SWISS FRANC--7.0%
      49,797 Adecco SA (Commercial Services)                $ 19,371,530
       6,384 Cie Financier Richemont AG (Consumer Goods)       9,402,497
      18,330 Novartis AG (Pharmaceuticals)                    29,381,753
-------------------------------------------------------------------------
                                                              58,155,780
-------------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $634,200,651)                                       $799,463,506
-------------------------------------------------------------------------
 SHORT-TERM OBLIGATION--4.8%
 $39,478,820 State Street Bank & Trust Euro-Time Deposit,
              5.69%, 08/01/1997                             $ 39,478,820
-------------------------------------------------------------------------
 TOTAL SHORT-TERM OBLIGATION
  (COST $39,478,820)                                        $ 39,478,820
-------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $673,679,471)(A)                                    $838,942,326
-------------------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which value
  exceeds cost                                              $178,334,650
 Gross unrealized loss for investments in which cost
  exceeds value                                              (18,650,863)
-------------------------------------------------------------------------
 Net unrealized gain                                        $159,683,787
-------------------------------------------------------------------------

(a) The aggregate cost for federal income tax purposes is $679,258,539.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

-------------------------------------------
COMMON STOCK INDUSTRY CONCENTRATIONS
-------------------------------------------
Automobiles & Automobile Parts         1.0%
Banking                                3.8%
Beverages                              0.6%
Building Materials                     1.1%
Business Services                      7.3%
Commercial Banks                       6.6%
Commercial Services                    2.3%
Computers/Office                       3.3%
Conglomerate                           1.0%
Consumer Goods                         3.4%
Electronics                           10.6%
Electronics-Semiconductors             2.9%
Engineering                            2.3%
Entertainment & Leisure                1.0%
Financial                              0.8%
Financial Services                     2.3%
Food Retailer                          0.4%
Health Care                            4.8%
Insurance                              3.8%
Machinery                              6.0%
Office Equipment Manufacturer          3.5%
Oil & Gas                              2.7%
Pharmaceuticals                        7.0%
Publishing                             2.1%
Real Estate                            1.0%
Retail-Furniture                       1.1%
Retail Trade                           2.4%
Textiles                               2.0%
Tobacco                                1.8%
Toys                                   1.9%
Utility                                5.1%
Wholesale Trade                        0.3%
-------------------------------------------
Total Common Stocks                   96.2%
-------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Small Cap Equity Fund seeks long-term capital appreciation, primarily through investments in equity securities of U.S. companies with market capitalizations of $1 billion or less. The fund is managed according to a "business value" approach to investing, which means we look for attractive companies with high or improving returns on capital that we believe can achieve solid, sustainable growth, as well as generate free cash after investing for future growth. This approach differs markedly from many emerging growth small-cap funds that invest in companies with high price-to-earnings multiples solely on the basis of rapid, but frequently unsustainable, growth rates. Our rigorous fundamental research includes meeting with a company's management and examining a company's competitors, customers and suppliers.

NAME CHANGE
  To more closely reflect the fund's value investment style, its name was changed in August from the Goldman Sachs Small Cap Equity Fund to the Goldman Sachs Small Cap Value Fund. Please note that the fund's objective and investment focus remain the same.

PERFORMANCE REVIEW: FUND SIGNIFICANTLY OUTPERFORMED THE BENCHMARK

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN
                                (BASED ON NET                                       RUSSELL 2000
                                ASSET VALUE)                                        TOTAL RETURN
                              -----------------                                     ------------
  Class A*                         17.65%                                              13.07%
  Class B*                         17.26%                                              13.07%

* Class A and B share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.

  Overall, small-cap stocks continued to lag large-cap stocks during the period, primarily due to the relatively weak performance of emerging growth small caps early in the year. Though the emerging growth sector strengthened during the second quarter, small-cap stocks with value characteristics, which the fund emphasizes, significantly outperformed small-cap growth stocks for the period as a whole. The period was marked by significant volatility, with the Russell 2000 down nearly 10% toward the end of April, and then rebounding to close up 13% at the end of July. The turbulence was primarily driven by concerns over tightening monetary policy in the first quarter, which faded as more moderate growth was reported in the second quarter.
  THE FUND'S CLASS A AND CLASS B SHARES BOTH SIGNIFICANTLY OUTPERFORMED THE BENCHMARK DURING THE PERIOD, PRIMARILY DUE TO SUCCESSFUL STOCK SELECTION IN A WIDE RANGE OF INDUSTRIES. In general, the fund's best performers achieved strong results relative to the benchmark due to several reasons:
 .The stock prices of several holdings rebounded when company fundamentals stabilized and began to improve after previous earnings disappointments or operational difficulties. These included health-related companies such as MARINER HEALTH GROUP INC. and SUN HEALTHCARE GROUP INC. (providers of long-term care services) as well as specialty retailers such as GENERAL NUTRITION COS. INC. (vitamins and nutrition supplements) and J. BAKER, INC. (men's apparel and discount licensed shoe departments). The solid performance of Mariner Health Group and Sun Healthcare Group was particularly notable as the healthcare sector was among the weakest overall performers in the Russell 2000 over the period.
 .A number of stocks appreciated when their continued strong underlying growth began to be more widely recognized by the market. These included two of the fund's restaurant investments, IHOP CORP. and MORTON'S RESTAURANT GROUP, INC.; financial stocks such as IPC HOLDINGS LTD. (catastrophe reinsurance) and HORACE MANN EDUCATORS CORP. (property, casualty and life insurance for the educator market); CARBIDE/GRAPHITE GROUP, INC. (a manufacturer of electrodes for steel mini-

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
mills); and MOVADO GROUP INC. (owner of the Movado, Concord and Esquire watch brands).
 .Some holdings performed well when they received and accepted merger proposals. These included HERITAGE MEDIA CORP. (in-store marketing products and services), DECISIONONE CORP. (computer support provider) and LESLIE'S POOLMART, INC. (swimming pool supplies).
  An investment that did not meet our expectations was GROUPE AB, the largest independent provider of content for French television, which declined due to concerns over the potential cancellation of a major customer's expected youth programming orders. We believe the market has overreacted to this news as Groupe AB has the potential to benefit from the distribution of its library of youth programming to other television broadcasters. In addition, the company has large upside opportunity as one of three main providers of direct-to-home satellite services in the French market.

NEW INVESTMENTS IN HEALTHCARE AND BASIC INDUSTRY, SALES IN SEVERAL HOLDINGS
  New investments in healthcare during the period included QUEST DIAGNOSTICS, INC., one of the top three clinical laboratories in the U.S., which is positioned to benefit from its turnaround plan, and PHYSICIANS RESOURCE GROUP INC., the leading provider of physician practice management services to ophthalmic practices. In basic industry, new investments included FEDDERS CORP., the largest manufacturer of room air conditioners in North America, which has exciting international growth opportunities, and REXEL INC., a well-managed, expanding distributor of electrical products to the construction and utility industries.
  During the period, we sold a number of holdings (e.g., HORACE MANN EDUCATORS CORP., THE MORNINGSTAR GROUP and AMERICAN SAFETY RAZOR CO.) after they reached our target prices. Though the fund's cash position increased significantly as a result of new sales, we are gradually reinvesting the cash as we identify attractive investments that meet our disciplined selection criteria.

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                      PERCENTAGE
                                       OF TOTAL
  COMPANY           LINE OF BUSINESS  NET ASSETS
  -------           ----------------  ----------
  Movado Group,     Luxury Watch         4.3%
   Inc.              Distributor
  Friedman's, Inc.  Jewelry Retailer     3.6
  Groupe AB         Media Content        3.5
                     Provider
  Heritage Media    Media/Marketing      3.2
   Corp.             Services
  J. Baker, Inc.    Specialty Apparel    2.8
  Landstar System
   Inc.             Trucking             2.8
  Quest
   Diagnostics,     Clinical
   Inc.              Laboratories        2.5
  Terra Nova                             2.5
   Bermuda          Property/Casualty
   Holdings          Insurance
  Morton's          Restaurants          2.5
   Restaurant
   Group, Inc.
  DecisionOne       Computer Support     2.5
   Corp.             Provider

OUTLOOK
  The stock market as a whole has reached historically high valuations as a result of the most recent rally. However, we believe the outlook for small-cap stocks is potentially more positive than that of large caps, as small-cap valuations have remained at relatively modest levels. If the investment environment becomes more volatile due to a deterioration in sentiment, stock selection will play an increasingly important role in determining returns. We remain optimistic that our disciplined, bottom-up investment approach will enable us to continue to identify attractive opportunities.


/s/ Paul D. Farrell             /s/ Matthew B. McLennan

Paul D. Farrell                 Matthew B. McLennan
Senior Portfolio Manager,       Portfolio Manager,
U.S. Active Equity Value        U.S. Active Equity Value

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                              Value
---------------------------------------------------------------
 COMMON STOCKS--83.3%
 AUTO/ORIGINAL EQUIPMENT MANUFACTURER--2.0%
     889,700 APS Holding Corp.*                    $  6,394,719
---------------------------------------------------------------
 BANKS--0.8%
      63,325 Banca U.S.*                              1,021,116
      94,200 Northwest Savings Bank                   1,660,275
---------------------------------------------------------------
                                                      2,681,391
---------------------------------------------------------------
 COMMERCIAL PRODUCTS--3.0%
     211,000 Figgie International, Inc. Class A*      3,006,750
     239,300 Figgie International, Inc. Class B*      3,305,331
     194,600 Spartech Corp.                           2,991,975
---------------------------------------------------------------
                                                      9,304,056
---------------------------------------------------------------
 COMMERCIAL SERVICES--3.1%
     151,700 Black Box Corp.*                         5,537,050
      74,600 Galileo International Inc.*              1,967,575
     539,200 Opinion Research Corp.*                  2,089,400
---------------------------------------------------------------
                                                      9,594,025
---------------------------------------------------------------
 COMMUNICATIONS-MEDIA SERVICES--1.6%
     176,700 Rural Cellular Corp.*                    1,833,263
      78,300 Telephone & Data Systems, Inc.           3,004,763
---------------------------------------------------------------
                                                      4,838,026
---------------------------------------------------------------
 DATACOM EQUIPMENT--2.5%
     327,700 DecisionOne Corp.*                       7,598,544
---------------------------------------------------------------
 ELECTRIC UTILITIES--2.4%
     538,800 Central Maine Power Co.                  7,273,800
---------------------------------------------------------------
 ELECTRICAL EQUIPMENT--4.3%
     187,700 Carbide/Graphite Group*                  5,443,300
     378,300 Fedders Corp Class A*                    2,246,156
     258,100 Fedders Corp.                            1,564,731
     214,900 Rexel, Inc.*                             3,921,925
---------------------------------------------------------------
                                                     13,176,112
---------------------------------------------------------------
 ENGINEERING--0.2%
      59,500 RCM Technologies*                          654,500
---------------------------------------------------------------
 ENTERTAINMENT AND LEISURE--1.3%
      11,600 CMP Media Inc.*                            313,200
      70,100 Royal Caribbean Cruise Lines             2,782,094

   Shares    Description                        Value
---------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 ENTERTAINMENT AND LEISURE (CONTINUED)
      44,700 Silverleaf Resorts, Inc.*       $    877,238
---------------------------------------------------------
                                                3,972,532
---------------------------------------------------------
 FINANCIAL SERVICES--0.9%
     118,500 Amerin Corp.*                      2,918,063
---------------------------------------------------------
 FOOD--0.4%
     259,900 Cadiz Land Co., Inc.*              1,348,231
---------------------------------------------------------
 FOOD PRODUCERS--1.0%
     374,600 Alpine Lace Brands, Inc.*          3,043,625
---------------------------------------------------------
 HEALTH & MEDICAL SERVICES--1.9%
      82,100 Matria Healthcare, Inc.*             369,450
      61,100 Perrigo Co.*                         794,300
     564,100 Physicians Resource Group I*       4,724,338
---------------------------------------------------------
                                                5,888,088
---------------------------------------------------------
 HEALTHCARE MANAGEMENT--7.3%
     443,200 Mariner Health Group, Inc.*        5,955,500
     445,300 Quest Diagnostics Inc.*            7,737,088
     164,200 Sierra Health Services, Inc.*      5,398,075
     168,300 Sun Healthcare Group, Inc.*        3,565,856
---------------------------------------------------------
                                               22,656,519
---------------------------------------------------------
 HOME FURNISHING & SERVICES--0.7%
     197,600 Congoleum Corp.*                   2,198,300
---------------------------------------------------------
 INSURANCE-LIFE--0.3%
      37,300 ARM Financial Group, Inc.*           773,975
---------------------------------------------------------
 INSURANCE-PROPERTY AND CASUALTY--7.0%
     142,700 IPC Holdings Ltd.                  4,245,325
     117,700 Scpie Holdings, Inc.               3,104,338
     126,600 Seibels Bruce Group*               1,076,100
     301,900 Symons International Group*        5,660,625
     329,600 Terra Nova Bermuda Holdings        7,663,200
---------------------------------------------------------
                                               21,749,588
---------------------------------------------------------
 JEWELRY--4.3%
     458,075 Movado Group, Inc.                13,284,175
---------------------------------------------------------


---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP EQUITY FUND (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------

   Shares    Description                             Value
--------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 MEDIA--3.7%
   1,369,400 Groupe AB SA ADR*                    $ 10,698,438
      34,400 Scientific Games Holdings, Inc.*          597,270
--------------------------------------------------------------
                                                    11,295,708
--------------------------------------------------------------
 MEDIA/ENTERTAINMENT--1.1%
     432,300 International Post Ltd.*                1,296,900
     367,400 Platinum Entertainment, Inc.*           2,158,475
--------------------------------------------------------------
                                                     3,455,375
--------------------------------------------------------------
 PACKAGING--0.6%
      93,600 Shorewood Packaging Corp.*              1,977,300
--------------------------------------------------------------
 PHARMACEUTICALS--0.5%
      87,900 Chirex, Inc.*                           1,505,288
--------------------------------------------------------------
 RADIO AND TELEVISION BROADCASTING--4.8%
     562,800 Heritage Media Corp.*                   9,919,350
     370,200 Pegasus Communications, Inc.*           4,905,150
--------------------------------------------------------------
                                                    14,824,500
--------------------------------------------------------------
 REAL ESTATE--1.1%
     186,800 Insignia Financial Group, Inc.*         3,549,200
--------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS--1.0%
     132,900 Boykin Lodging Trust Inc                3,148,069
--------------------------------------------------------------
 RECREATIONAL PRODUCTS--0.8%
     335,800 DSI Toys Inc.*                          2,518,500
--------------------------------------------------------------
 RESTAURANTS & HOTELS--3.4%
      90,700 IHOP Corp.*                             2,879,725
     362,000 Mortons Restaurant Group, Inc.*         7,602,000
--------------------------------------------------------------
                                                    10,481,725
--------------------------------------------------------------
 RETAIL HARDGOODS--3.7%
     731,000 Brookstone Inc.*                        6,487,625
     290,700 Finlay Enterprises, Inc.*               4,941,900
--------------------------------------------------------------
                                                    11,429,525
--------------------------------------------------------------
 SPECIALTY FINANCE--1.3%
     341,500 Long Beach Financial Corp.*             3,927,250
--------------------------------------------------------------
 SPECIALTY RETAIL--9.5%
     720,100 Friedmans, Inc.*                       11,071,538
      43,100 General Nutrition Companies, Inc.*      1,228,350

   Shares    Description                              Value
---------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SPECIALTY RETAIL (CONTINUED)
      67,100 Hibbett Sporting Goods, Inc.*         $  1,526,525
     999,300 J. Baker, Inc.                           8,743,875
      34,900 Linens N'things, Inc.*                     981,563
     765,300 Loehmann's, Inc.*                        5,309,269
     125,400 Multiple Zones International, Inc.*        603,488
---------------------------------------------------------------
                                                     29,464,608
---------------------------------------------------------------
 STEEL--1.3%
      84,400 J & L Specialty Steel, Inc.              1,139,400
     153,500 Lukens Inc.                              2,935,688
---------------------------------------------------------------
                                                      4,075,088
---------------------------------------------------------------
 TEXTILES--1.8%
     151,800 Pluma, Inc.*                             2,191,613
     144,900 Synthetic Industries, Inc.*              3,396,086
---------------------------------------------------------------
                                                      5,587,699
---------------------------------------------------------------
 TRUCKING--3.7%
     193,400 Allied Holdings, Inc.*                   2,949,350
     341,900 Landstar Systems, Inc.*                  8,547,500
---------------------------------------------------------------
                                                     11,496,850
---------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $230,250,550)                              $258,084,954
---------------------------------------------------------------
  Principal
   Amount    Description                              Value
---------------------------------------------------------------
 CORPORATE BONDS--0.1%
 $   500,000 J. Baker, Inc.
              7.0%, 06/01/02                       $    446,250
---------------------------------------------------------------
 TOTAL CORPORATE BONDS
  (COST $498,537)                                  $    446,250
---------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

  Contracts  Description                                             Value
------------------------------------------------------------------------------
 OPTIONS--0.3%
         500 S&P 500 Index Put Strike 900
              exp.09/97                                           $    518,750
         200 S&P 500 Index Put Strike 825
              exp.09/97                                                 47,500
         300 S&P 500 Index Put Strike 775
              exp.09/97                                                 30,000
         350 S&P 500 Index Put Strike 800
              exp.09/97                                                 48,125
         500 S&P 500 Index Put Strike 875
              exp.09/97                                                325,000
------------------------------------------------------------------------------
                                                                       969,375
------------------------------------------------------------------------------
 TOTAL OPTIONS
  (COST $3,270,771)                                               $    969,375
------------------------------------------------------------------------------
  Principal
   Amount    Description                                             Value
------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--16.1%
 $49,800,000 Joint Repurchase Agreement Account
              5.84%, 08/01/97                                     $ 49,800,000
------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS
  (COST $49,800,000)                                              $ 49,800,000
------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $283,819,858)(A)                                          $309,300,579
------------------------------------------------------------------------------
  Contracts  Description                                             Value
------------------------------------------------------------------------------
 OPTIONS WRITTEN--(0.2%)
 CALL OPTIONS WRITTEN
         500 Black Box Corp., Call Strike $35 expiring 09/20/97        262,500
         500 Black Box Corp., Call Strike $40 expiring 09/20/97        100,000
         400 General Nutrition Companies, Inc., Call Strike $25
              expiring 10/18/97                                        185,000
         400 Royal Caribbean Cruise Lines Call Strike $40
              expiring 09/20/97                                         80,000
------------------------------------------------------------------------------
 TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $528,963)                                         627,500
------------------------------------------------------------------------------

 Description         Value
-------------------------------
 FEDERAL INCOME TAX
 INFORMATION:
 Gross
  unrealized
  gain for
  investments in
  which value
  exceeds cost    $ 52,656,504
 Gross
  unrealized
  loss for
  investments in
  which cost
  exceeds value    (27,422,188)
-------------------------------
 Net unrealized
  gain            $ 25,234,316
-------------------------------

* Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $284,066,263.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Letter to Shareholders
-------------------------------------------------------------------------------
GOLDMAN SACHS ASIA GROWTH FUND
--------------------------------------  --------------------------------------
--------------------------------------  --------------------------------------
OBJECTIVE AND INVESTMENT APPROACH
  The Goldman Sachs Asia Growth Fund seeks long-term capital appreciation by investing in a limited number of carefully selected companies located in 12 Asian markets: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand.
  We utilize extensive fundamental research in our search for well-managed companies whose stock prices are, in our opinion, undervalued in the marketplace. Because many companies in the Asian region are growing at relatively rapid rates, we consider a company's return on capital, its price-to-book value and the predictability of its earnings stream as among the best measures of its intrinsic value. A strong market position and a skilled management team dedicated to maximizing shareholder returns are also important to us. Our investment process includes face-to-face meetings with senior management as well as frequent contact with a company's customers, suppliers and competitors.
  While our primary focus is on stock selection, we seek to carefully manage risk by diversifying the fund's portfolio in terms of countries, industry sectors and size of capitalization. We are also mindful of making certain that the market for a particular stock is relatively liquid, so we can easily sell a position if our opinion changes. From time to time, we may choose to significantly overweight or underweight our holdings in a country compared with our benchmark, if we believe there is a compelling reason to do so. Finally, we closely monitor the potential impact of political and economic events in the region on particular companies and adjust the portfolio accordingly.

MARKET OVERVIEW: REGIONAL FACTORS DAMPENED PERFORMANCE OF SEVERAL KEY MARKETS
  Asian stock markets returned 1.3% during the period, as measured by the MSCI All Country Asia Free (Ex Japan) Index (without dividends reinvested). During the first half of the period, several key issues dampened the region's performance, including continued uncertainty in Thailand, the results of the Indian budget process and several weaker than expected Asian economic indicators. In May and June, the Asian equity markets improved as earlier concerns eased and investors grew increasingly optimistic regarding the Hong Kong handover. The period closed on a volatile note, however, when Thailand's devaluation of the baht sparked currency turmoil throughout the region, particularly the ASEAN (Association of South East Asian Nations) countries.
  On an individual country level, Taiwan and India were two of the strongest performing markets, rising 31.4% and 26.7%, respectively (in U.S. dollar terms). Taiwan's market benefited from local liquidity, an accommodative monetary policy and a constant inflow of foreign capital, all of which helped it reach a seven-year record high in July. In India, stocks briefly came under pressure due to political uncertainty but recovered when Indian politicians renewed their commitment to liberalization and deregulation. Hong Kong, the most heavily weighted country in the Index, also performed well, particularly during the latter half of the period when property stocks rebounded on positive sentiment related to the July handover and China-related "red-chip" stocks soared on investor excitement over China's potential asset injections. In contrast, several markets experienced sharp declines. Thailand was one of the weakest performers, as it suffered from an overextended financial sector, sharp downgrades to earnings forecasts and an uncertain political outlook. The Thai situation impacted countries such as Malaysia and the Philippines, where spillover concerns regarding a run on their respective currencies led investors to decrease their weightings in those stock markets.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

PERFORMANCE REVIEW: TOP PERFORMING STOCKS IN A VARIETY OF MARKETS

              PERFORMANCE SUMMARY: JANUARY 31, 1997--JULY 31, 1997

                              FUND TOTAL RETURN
                                (BASED ON NET                           MSCI AC ASIA FREE
                                ASSET VALUE)                            (EX JAPAN) INDEX+
                              -----------------                         -----------------
  Class A*                          1.29%                                     1.30%
  Class B*                          0.99%                                     1.30%
  Institutional*                    1.59%                                     1.30%

* Class A, B and Institutional share performance assumes reinvestment of all dividends and distributions, a complete redemption at the net asset value at the end of the period and no initial sales charge or contingent deferred sales charge.
+ Represents a price-only index that does not reflect reinvested dividends.

  Though the region's performance was generally weak, the fund benefited from our specific stock selections. Several of the fund's country weightings also worked in its favor, such as its overweighting in Hong Kong, which performed well, and its underweighting in Thailand and Malaysia, two of the weakest markets. Conversely, the fund's overweighting in the Philippines was negative for the portfolio.
  The fund's top performers came from a variety of different countries. In India, HINDUSTAN LEVER, LTD., which is 51% owned by Unilever, appreciated as its core business in detergents and soaps achieved strong growth rates and its merger with Brooke Bond Lipton India Ltd. was finally approved by the Indian Supreme Court. TAIWAN-SOGO SHINKONG, a Taiwan-based security services company that controls approximately 38% of the market, recorded strong results driven by increased demand for its products following several high-profile kidnappings in Taiwan.
  The fund's overweighting in Hong Kong's banking sector also contributed significantly to performance as our bank stocks did very well, particularly in May. HSBC HOLDINGS PLC, a banking and financial services organization, rose approximately 50% during the period due to a favorable re-rating and strong earnings fueled by fast growth in the Hong Kong banking market. Other favorable investments in the sector were WING HANG BANK LTD., the portfolio's largest holding as of July 31, and DAO HENG BANK GROUP LTD., a new position added during the period.

PORTFOLIO COMPOSITION
  As of July 31, 1997, 93.6% of the fund's net assets was invested in equities and 6.0% was in cash equivalents, with the remainder in other securities. By country, the portfolio's five largest allocations were in Hong Kong (40.6%), Malaysia (12.1%), Singapore (10.5%), India (6.2%) and Taiwan (6.1%). Compared with the Index, as of the end of the period, the portfolio was overweighted in Hong Kong and the Philippines and underweighted in Malaysia, Indonesia, Thailand and Taiwan.
  The fund's 40.6% allocation in Hong Kong included 4.4% in China-based companies that are traded on the Hong Kong stock exchange. The fund has not made any direct investments in China due to its poor regulatory environment and generally weak company management. Instead, we seek to participate in China's growth potential through China-related stocks in other countries or stocks of companies that operate in China but are listed on the Hong Kong exchange, where companies are required to meet higher standards. We expect these management issues and stock market regulations to continue under Hong Kong's new China-appointed Special Administrative Region (SAR) government. In addition, we expect to limit the fund's exposure to "red-chip" stocks traded in Hong Kong, as most of them are trading at a substantial premium to their asset values with little or no fundamental justification.

PORTFOLIO CHANGES INCLUDED NEW POSITIONS IN HEALTHCARE AND PROPERTY DEVELOPMENT STOCKS
  During the period, we added a number of stocks to the portfolio. In March, we initiated a position in PARKWAY HOLDINGS (Singapore), the largest healthcare group in the region, which is currently focusing on

Letter to Shareholders
--------------------------------------------------------------------------------
GOLDMAN SACHS ASIA GROWTH FUND (continued)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
regional expansion and has established hospitals in Indonesia, Malaysia and India. Another new investment was NEW WORLD DEVELOPMENT, a Hong Kong-based property developer with rapidly increasing exposure to projects in China. New World Development is expected to be one of the prime beneficiaries of the land supply policies of the new SAR government. During the period, we sold METROPOLITAN BANK AND TRUST, the largest bank in the Philippines, due to its expensive valuation and a deterioration of the company's fundamentals.

 TOP 10 PORTFOLIO HOLDINGS AS OF JULY 31, 1997

                                         PERCENTAGE
                                          OF TOTAL
  COMPANY (LINE OF BUSINESS)   COUNTRY   NET ASSETS
  --------------------------   -------   ----------
  Wing Hang Bank Ltd.          Hong Kong    4.1%
   Banking and
    Finance
  Taiwan-Sogo
   Shinkong                    Taiwan       4.0
   Consumer Goods and
    Services
  Dao Heng Bank Group
   Ltd.                        Hong Kong    3.7
   Banking and
    Finance
  Hutchison Whampoa            Hong Kong    3.7
   Conglomerate
  Hong Kong Electric
   Holdings                    Hong Kong    3.7
   Utilities
  New World
   Development                 Hong Kong    3.5
   Real Estate
  HKR International
   Ltd.                        Hong Kong    3.4
   Real Estate
  Asia Satellite
   Telecommunications          Hong Kong    3.4
   Telecommunications
  Dah Sing Financial           Hong Kong    3.3
   Banking and
    Finance
  Hindustan Lever,
   Ltd.                        India        3.3
   Consumer Products

OUTLOOK
  We are generally positive on the long-term outlook of the Asian markets. However, we remain cautious over the near term as the volatility of these markets will be higher due to uncertainties resulting from the delinking of a number of currencies from the U.S. dollar. Select Asian equities remain attractively valued on a historical basis and are expected to benefit from a pickup in export growth, improved inflation and a modest economic recovery throughout the region subsequent to the currency devaluations. We will manage our exposure in a conservative manner as we remain committed to our long-term investment style.
  We intend to focus our investments in those countries with strong domestic growth. We expect to maintain the fund's overweighting in Hong Kong, as we anticipate most companies will continue to perform well under its new China-appointed government. Hong Kong's political situation is currently marked by concerns that China might implement drastic changes that could jeopardize the existing laissez-faire environment that Hong Kong has thrived on, as well as rumors that the SAR government may introduce measures to cool the property sector. However, we believe the Hong Kong equity market will benefit from strong earnings momentum and increased exposure to the recovering Chinese economy. We also favor some of the smaller Asian markets where we expect macroeconomic conditions to improve. In particular, subsequent to their currency devaluations, both the Philippines and Indonesia should enjoy better economic climates amongst the Asian countries, and should continue to record improved export growth and healthy corporate profits.
  In contrast, we intend to limit our exposure to Thailand, which continues to experience structural problems. To rebuild the Thai economy, Thailand will need to implement a series of fiscal tightenings and a comprehensive restructuring in the months and years ahead to correct the past misallocation of resources. We will also remain underweighted in Malaysia, where economic overheating remains a concern.
  In general, we expect Asian markets will benefit over time as foreign investment in the region increases. Therefore, we urge investors to be prepared to withstand periods of volatility and to view the fund as a long-term investment opportunity.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

/s/ Warwick M. Negus

Warwick M. Negus
Senior Portfolio Manager,
Asia Active Equity

/s/ Alice Lui

Alice Lui
Portfolio Manager,
Asia Active Equity

/s/ Ravi Shanker

Ravi Shanker
Portfolio Manager,
Asia Active Equity

/s/ Karma A. Wilson

Karma A. Wilson
Portfolio Manager,
Asia Active Equity

August 29, 1997

Statement of Investments
--------------------------------------------------------------------------------
GOLDMAN SACHS ASIA GROWTH FUND
July 31, 1997
(Unaudited)

-------------------------------------------------------------------------------
   Shares   Description                                               Value
-------------------------------------------------------------------------------
 COMMON STOCKS--89.4%
 HONG KONG DOLLAR--40.6%
  3,049,000 Asia Satellite Telephone (Telecommunications)          $  9,155,861
 17,231,000 Beijing Datang Power Gen-H
             (Utility)                                                8,735,121
  1,420,600 Dah Sing Financial
             (Banking)                                                9,063,951
  1,660,000 Dao Heng Bank Group
             (Banking)                                               10,119,729
  6,103,440 HKR International Ltd. (Real Estate)                      9,183,736
  2,447,500 Hong Kong Electric Holdings (Utility)                     9,989,151
     95,283 HSBC Holdings (Banking)                                   3,322,752
  1,028,000 Hutchison Whampoa (Diversified)                          10,024,411
  1,309,000 New World Development Co.
             (Real Estate)                                            9,425,476
    670,000 Sun Hung Kai Properties Co.
             (Real Estate)                                            8,415,563
    916,000 Swire Pacific Ltd. "A" (Diversified)                      8,695,641
  1,877,000 Wing Hang Bank Ltd.
             (Banking)                                               11,224,424
 11,000,000 Zhejiang Expressway (Construction)                        3,267,678
-------------------------------------------------------------------------------
                                                                    110,623,494
-------------------------------------------------------------------------------
 INDIAN RUPEE--6.2%
    190,000 Colgate Palmolive (Consumer Goods and Services)           1,716,627
    227,600 Hindustan Lever Ltd.
             (Consumer Goods and Services)                            9,047,889
    427,000 ITC Ltd. (Consumer Goods and Services)                    6,160,667
        644 Larsen & Toubro Ltd. (Heavy Industry)                         4,858
        350 Mahindra & Mahindra Ltd.
             (Automotive)                                                 4,309
        400 Niit Limited (Technology)                                     5,065
-------------------------------------------------------------------------------
                                                                     16,939,415
-------------------------------------------------------------------------------
 INDONESIAN RUPIAH--6.0%
  2,374,750 Indofoods Sukses Makmur--Foreign (Consumer Goods and
             Services)                                                4,949,288
    464,300 Peregrine Indo Food ADR (Food)                            1,420,758
  2,346,000 PT Bank of Bali--Foreign (Banking)                        6,504,207
  2,613,000 PT Jaya Real Property--Foreign
             (Real Estate)                                            3,497,323
-------------------------------------------------------------------------------
                                                                     16,371,576
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
   Shares   Description                                             Value
-----------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 MALAYSIAN RINGGIT--11.9%
  1,703,800 Commerce Asset Holdings
             (Banking)                                           $  4,263,537
  1,919,000 Road Builder Malaysia Holdings
             (Construction & Infrastructure)                        8,003,412
  1,695,000 Tenaga National Berhad (Utility)                        6,812,133
  1,470,000 UMW Holdings Berhad
             (Automotive)                                           5,796,398
  1,081,000 United Engineers Malaysia (Construction
             and Infrastructure)                                    7,541,384
-----------------------------------------------------------------------------
                                                                   32,416,864
-----------------------------------------------------------------------------
 NEW TAIWAN DOLLAR--6.1%
  2,673,750 Kindom Construction Co. Ltd.
             (Real Estate)                                          5,869,207
  2,791,677 Taiwan-Sogo Shinkong (Consumer Goods and Services)     10,894,349
-----------------------------------------------------------------------------
                                                                   16,763,556
-----------------------------------------------------------------------------
 PHILIPPINE PESO--5.3%
  7,971,000 Ayala Land Inc. "B" (Real Estate)                       5,809,373
  1,169,570 Manila Electric Co., Class B
             (Utility)                                              4,995,452
 23,028,400 Metro Pacific Corp., Class A
             (Diversified)                                          3,629,900
-----------------------------------------------------------------------------
                                                                   14,434,725
-----------------------------------------------------------------------------
 SINGAPORE DOLLAR--10.5%
    858,000 City Developments (Real Estate)                         7,290,463
    356,750 Keppel Land Warrants (Real Estate)                        329,808
    949,800 Overseas Union Bank--Foreign (Banking)                  6,165,855
  1,860,000 Parkway Holdings (Consumer
             Goods and Services)                                    8,534,430
    337,000 Singapore Press Holdings--Foreign (Media)               6,391,340
-----------------------------------------------------------------------------
                                                                   28,711,896
-----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------

    Shares    Description                                   Value
---------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SOUTH KOREAN WON--2.7%
        7,132 Samsung Fire & Marine Insurance
               (Financial Services)                      $  2,931,332
        4,758 SK Telecom (Telecommunications)               3,536,424
       86,920 SK Telecom ADR (Telecommunications)             999,579
---------------------------------------------------------------------
                                                            7,467,335
---------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (COST $211,826,215)                                    $243,728,861
---------------------------------------------------------------------
  Principal
    Amount    Description                                   Value
---------------------------------------------------------------------
 CORPORATE BONDS--0.2%
 MALAYSIAN RINGITT--0.2%
 MYR1,024,000 United Engineers Malaysia (Construction)
               4.00%, 05/22/99                           $    628,954
---------------------------------------------------------------------
 TOTAL CORPORATE BONDS
  (COST $521,580)                                        $    628,954
---------------------------------------------------------------------
 STRUCTURED NOTES--4.4%
  $ 1,000,000 SK Telecom                                 $    981,300
      783,987 Taiwan Index Linked Note                     10,928,779
---------------------------------------------------------------------
 TOTAL STRUCTURED NOTES
  (COST $10,935,000)                                     $ 11,910,079
---------------------------------------------------------------------
    Shares    Description                                   Value
---------------------------------------------------------------------
 EQUITY LINKED NOTE--0.2%
  $     1,308 SK Telecom (Telecommunications)            $    690,716
---------------------------------------------------------------------
 TOTAL EQUITY LINKED NOTE
  (COST $667,627)                                        $    690,716
---------------------------------------------------------------------

------------------------------------------------------------------------
  Principal
   Amount    Description                                      Value
------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--6.0%
 $16,284,594 State Street Bank & Trust Euro-Time Deposit
              5.687%, 08/01/97                             $ 16,284,594
------------------------------------------------------------------------
 TOTAL SHORT-TERM OBLIGATIONS
  (COST $16,284,594)                                       $ 16,284,594
------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $240,235,016)(A)                                   $273,243,209
------------------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
 Gross unrealized gain for investments in which value
  exceeds cost                                             $ 42,057,404
 Gross unrealized loss for investments in which cost
  exceeds value                                             (13,554,092)
------------------------------------------------------------------------
 Net unrealized gain                                       $ 28,503,312
------------------------------------------------------------------------

(a) The aggregate cost for federal income tax purposes is $243,331,769.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

----------------------------
COMMON STOCKS INDUSTRY
CONCENTRATIONS
----------------------------
Automotive              2.1%
Banking                18.5%
Construction and
 Infrastructure         6.9%
Consumer Goods and
 Services              15.1%
Diversified             8.2%
Engineering + Others    0.2%
Financial Services      1.1%
Food                    0.5%
Heavy Industry          0.0%
Media                   2.3%
Real Estate            18.3%
Technology              0.0%
Telecommunications      5.0%
Utility                11.2%
----------------------------
TOTAL COMMON STOCKS    89.6%
----------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                               GOLDMAN SACHS   GOLDMAN SACHS
                                                 BALANCED     CORE U.S. EQUITY
                                                   FUND             FUND
                                               -------------------------------
ASSETS:
Investments in securities, at value
 (identified cost $127,753,734, $377,598,149,
 $28,826,861, $826,462,978, $142,278,430,
 $673,679,471, $283,819,858 and $240,235,016,
 respectively)                                 $145,647,765     $542,098,398
Cash, at value                                       24,774           93,046
Receivables:
 Investment securities sold                       3,238,030               --
 Forward foreign currency exchange contracts             --               --
 Fund shares sold                                   879,535        5,489,136
 Dividends and interest                             651,887          496,369
 Variation margin                                     9,657           20,000
Deferred organization expenses, net                  29,512               --
Other assets                                         70,779           11,347
------------------------------------------------------------------------------
 TOTAL ASSETS                                   150,551,939      548,208,296
------------------------------------------------------------------------------
LIABILITIES:
Options Written, at value (premium received,
 $528,963)                                               --               --
Payables:
 Investment securities purchased                 16,714,962               --
 Forward foreign currency exchange contracts         11,101               --
 Fund shares repurchased                             80,696          123,745
 Capital gains tax                                       --               --
 Amounts owed to affiliates                         184,578          780,165
 Variation margin                                        --               --
Accrued expenses and other liabilities               39,439          128,711
------------------------------------------------------------------------------
 TOTAL LIABILITIES                               17,030,776        1,032,621
------------------------------------------------------------------------------
NET ASSETS:
Paid-in capital                                 108,955,474      354,693,448
Accumulated undistributed (distributions in
 excess of) net investment income (loss)            339,584        2,043,010
Accumulated undistributed (distributions in
 excess of) net realized gain (loss) on
 investment, option and futures transactions      6,207,098       25,574,291
Accumulated net realized foreign currency
 loss                                                (2,148)              --
Net unrealized gain on investments, options
 and futures                                     18,014,255      164,864,926
Net unrealized gain (loss) on translation of
 assets and liabilities denominated in
 foreign currencies                                   6,900               --
------------------------------------------------------------------------------
 NET ASSETS                                    $133,521,163     $547,175,675
------------------------------------------------------------------------------

                                     Class A    Class B    Class A     Class B
                                  ------------- ------- ------------- ---------
Total shares of beneficial
 interest outstanding, $.001 par
 value
 (100,000,000 and 25,000,000
 shares authorized for each
 Class A and B, respectively)       5,812,234   434,759  11,508,646   1,352,331
Net asset and Class A redemption
 value per share(a)                    $21.38    $21.30      $28.47      $28.23
Maximum public offering price
 per share (Class A
 NAV X 1.0582)                         $22.62    $21.30      $30.13      $28.23
                                  Institutional Service Institutional  Service
                                  ------------- ------- ------------- ---------
Total shares of beneficial
 interest outstanding, $.001 par
 value
 (50,000,000 shares per each
 class authorized)                         --        --   6,121,100     197,898
Net asset value, offering and
 redemption price per share                --        --      $28.71      $28.43
-------------------------------------------------------------------------------

(a) At redemption, Class B shares are subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 GOLDMAN SACHS  GOLDMAN SACHS  GOLDMAN SACHS    GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
 CORE LARGE CAP CAPITAL GROWTH    MID CAP    INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
  GROWTH FUND        FUND       EQUITY FUND          FUND               FUND           FUND
------------------------------------------------------------------------------------------------
  $32,639,495   $1,180,290,404 $187,426,440      $838,942,326       $309,300,579   $273,243,209
       10,398           54,166       43,278           160,110            210,038      2,861,814
           --               --      819,883           457,596          1,947,290             --
           --               --           --         7,725,121                 --             --
    1,001,965        4,256,988    1,044,197         5,090,337          3,836,809        350,379
       21,085          897,205      152,413           468,788             69,615        422,050
           --               --           --                --                 --             --
       47,479               --       51,544             7,346              6,789         61,377
       47,701            9,494       66,516           524,549                750         24,844
------------------------------------------------------------------------------------------------
   33,768,123    1,185,508,257  189,604,271       853,376,173        315,371,870    276,963,673
------------------------------------------------------------------------------------------------
           --               --           --                --            627,500             --
      407,378        8,221,644      359,116        15,473,640          4,112,414        783,887
           --               --           --           707,762                 --             --
          612          311,158           --         4,371,624            343,333        482,630
           --               --           --                --                 --      1,408,129
       42,652        1,795,928      107,071         1,646,456            543,850        596,421
           --               --           --                --                 --        779,796
       90,508           60,368       44,441           464,249              4,781        225,073
------------------------------------------------------------------------------------------------
      541,150       10,389,098      510,628        22,663,731          5,631,878      4,275,936
------------------------------------------------------------------------------------------------
   29,040,278      691,258,887  120,969,622       614,334,694        256,493,400    256,752,469
       24,537          609,537      580,925         1,036,836           (620,559)      (792,684)
      349,524      129,423,309   22,395,086        45,368,038         28,484,967    (12,411,607)
           --               --           --        (1,890,238)                --     (2,433,287)
    3,812,634      353,827,426   45,148,010       211,562,708         25,382,184     39,610,602
           --               --           --       (39,699,596)                --     (8,037,756)
------------------------------------------------------------------------------------------------
  $33,226,973   $1,175,119,159 $189,093,643      $830,712,442       $309,739,992   $272,687,737
------------------------------------------------------------------------------------------------

   Class A     Class B    Class A    Class B    Class A    Class B    Class A     Class B     Class A    Class B    Class A
-------------  ------- ------------- ------- ------------- ------- ------------- --------- ------------- ------- -------------
  2,468,215    312,763  56,181,750   818,966          --       --   30,913,314   2,125,041  11,816,017   783,168  15,499,590
     $11.95     $11.94      $20.62    $20.46          --       --       $23.34      $23.18      $24.63    $24.42      $16.52
     $12.65     $11.94      $21.82    $20.46          --       --       $24.70      $23.18      $26.06    $24.42      $17.48
Institutional  Service Institutional Service Institutional Service Institutional  Service  Institutional Service Institutional
-------------  ------- ------------- ------- ------------- ------- ------------- --------- ------------- ------- -------------
        155        150          --        --   7,989,163       87    2,461,067      89,276          --        --     685,661
     $11.95     $11.94          --        --      $23.67   $23.67       $23.51      $23.38          --        --      $16.59
Class B
-------
319,335
 $16.40
 $16.40

Service
-------
     --
     --

Goldman Sachs Trust-Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended July 31, 1997
(Unaudited)
--------------------------------------------------------------------------------


                                                   GOLDMAN SACHS  GOLDMAN SACHS
                                                     BALANCED    CORE U.S. EQUITY
                                                       FUND            FUND
                                                   ------------------------------
INVESTMENT INCOME:
Dividends(a) (including $65,234 received from
 affiliated issuers for Small Cap Equity)           $   486,754    $ 4,172,206
Interest(b)                                           1,633,213        283,272
---------------------------------------------------------------------------------
  TOTAL INCOME                                        2,119,967      4,455,478
---------------------------------------------------------------------------------
EXPENSES:
Management fees                                         332,006      1,669,777
Distribution fees                                       139,549        413,921
Authorized dealer service fees                          127,694        352,253
Custodian fees                                           50,207         62,893
Transfer agent fees                                      99,878        240,104
Professional fees                                        35,455         29,552
Registration fees                                        15,137         54,862
Amortization of deferred organization expenses            6,661             --
Trustee fees                                              1,202          3,091
Other                                                    10,294         48,453
---------------------------------------------------------------------------------
  TOTAL EXPENSES                                        818,083      2,874,906
  Less--expenses reimbursed and fees waived by
   Goldman Sachs                                       (289,609)      (462,438)
---------------------------------------------------------------------------------
  NET EXPENSES                                          528,474      2,412,468
---------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                        1,591,493      2,043,010
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT, OPTION, FUTURES AND FOREIGN CURRENCY
 TRANSACTIONS:
Net realized gain (loss) from:
 Investment transactions (including realized
  gains of $2,634,349 on sales of investments in
  affiliated issuers for Small Cap Equity)            5,165,557     20,056,208
 Futures transactions                                    64,054      1,115,559
 Foreign currency related transactions                  (14,723)            --
Net change in unrealized gain (loss) on:
 Investments                                          9,359,807     73,407,077
 Futures                                                 42,885        272,877
 Translation of assets and liabilities
  denominated in foreign currencies                      19,468             --
---------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENT,
   OPTION, FUTURES AND FOREIGN CURRENCY
   TRANSACTIONS                                      14,637,048     94,851,721
---------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       $16,228,541    $96,894,731
---------------------------------------------------------------------------------

(a) For the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Capital Growth, Mid Cap Equity, International Equity and Asia Growth Funds, taxes withheld on dividends were $744, $20,389, $408, $42,487, $4,487, $909,357 and
    $201,084, respectively.
(b) For the Balanced Fund, taxes withheld on interest were $2,724.
(c) CORE Large Cap Growth Fund commenced operations on May 1, 1997.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

    GOLDMAN SACHS      GOLDMAN SACHS  GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
CORE LARGE CAP GROWTH  CAPITAL GROWTH MID CAP EQUITY INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
       FUND(C)              FUND           FUND              FUND               FUND           FUND
--------------------------------------------------------------------------------------------------------
     $   69,444         $  6,813,967   $ 1,183,533       $  5,932,214       $   722,690     $ 2,369,480
          9,091              868,702        94,041            858,131           595,147         473,203
--------------------------------------------------------------------------------------------------------
         78,535            7,682,669     1,277,574          6,790,345         1,317,837       2,842,683
--------------------------------------------------------------------------------------------------------
         43,779            4,891,228       592,506          3,437,442         1,226,018       1,360,100
         15,564            1,241,280            --            868,168           326,906         335,767
         14,589            1,222,807            --            790,939           306,505         325,580
         22,154               63,364        18,791            474,368            36,394         232,094
         12,099              450,925        31,600            420,003           265,468         214,033
         18,627               32,460        31,072             36,142            32,119          37,005
         17,155               32,147        13,894             83,971            20,320          45,375
          2,521                   --         8,512              7,227             6,678          15,736
            126                7,847         1,278              5,544             1,706           2,373
          4,577               69,092        12,670             68,155            12,586          20,217
--------------------------------------------------------------------------------------------------------
        151,191            8,011,150       710,323          6,191,959         2,234,700       2,588,280
        (97,193)          (1,213,570)      (38,816)          (464,116)         (296,304)       (269,236)
--------------------------------------------------------------------------------------------------------
         53,998            6,797,580       671,507          5,727,843         1,938,396       2,319,044
--------------------------------------------------------------------------------------------------------
         24,537              885,089       606,067          1,062,502          (620,559)        523,639
--------------------------------------------------------------------------------------------------------
        349,524          115,156,585    14,892,426         42,837,306        21,099,362       4,610,560
             --                   --            --                 --                --        (994,498)
             --                   --            --           (972,391)               --      (2,021,368)
      3,812,634          101,151,901    23,232,147         99,071,315        20,776,667       6,596,227
             --                   --            --                 --                --              --
             --                   --            --         (7,290,060)               --      (6,042,525)
--------------------------------------------------------------------------------------------------------
      4,162,158          216,308,486    38,124,573        133,646,170        41,876,029       2,148,396
--------------------------------------------------------------------------------------------------------
     $4,186,695         $217,193,575   $38,730,640       $134,708,672       $41,255,470     $ 2,672,035
--------------------------------------------------------------------------------------------------------

Goldman Sachs Trust-Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended July 31, 1997
(Unaudited)
--------------------------------------------------------------------------------

                                             GOLDMAN SACHS   GOLDMAN SACHS
                                               BALANCED     CORE U.S. EQUITY
                                                 FUND             FUND
                                             -------------------------------
FROM OPERATIONS:
Net investment income (loss)                 $  1,591,493     $  2,043,010
Net realized gain on investment, option and
 futures transactions                           5,229,611       21,171,767
Net realized loss on foreign currency
 related transactions                             (14,723)              --
Net change in unrealized gain on
 investments, options and futures               9,402,692       73,679,954
Net change in unrealized gain (loss) on
 translation of assets and liabilities
 denominated in foreign currencies                 19,468               --
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                  16,228,541       96,894,731
----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
 Class A shares                                (1,375,790)              --
 Class B shares                                   (56,323)              --
 Institutional shares                                  --               --
 Service shares                                        --               --
----------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (1,432,113)              --
----------------------------------------------------------------------------
FROM SHARE TRANSACTIONS:
Net proceeds from sales of shares              40,396,833       99,586,343
Reinvestment of dividends and distributions     1,224,846               --
Cost of shares repurchased                     (6,417,071)     (45,139,094)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from share transactions           35,204,608       54,447,249
----------------------------------------------------------------------------
  Total increase (decrease)                    50,001,036      151,341,980
NET ASSETS:
Beginning of period                            83,520,127      395,833,695
----------------------------------------------------------------------------
End of period                                $133,521,163     $547,175,675
----------------------------------------------------------------------------
Accumulated undistributed (distributions in
 excess of) net investment income (loss)     $    339,584     $  2,043,010
----------------------------------------------------------------------------

(a) CORE Large Cap Growth Fund commenced operations on May 1, 1997.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

    GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
CORE LARGE CAP GROWTH  CAPITAL GROWTH  MID CAP EQUITY INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
       FUND(A)              FUND            FUND              FUND               FUND           FUND
--------------------------------------------------------------------------------------------------------------
     $    24,537       $      885,089   $    606,067     $   1,062,502       $   (620,559)  $    523,639
         349,524          115,156,585     14,892,426        42,837,306         21,099,362      3,616,062
              --                   --             --          (972,391)                --     (2,021,368)
       3,812,634          101,151,901     23,232,147        99,071,315         20,776,667      6,596,227
              --                   --             --        (7,290,060)                --     (6,042,525)
--------------------------------------------------------------------------------------------------------------
       4,186,695          217,193,575     38,730,640       134,708,672         41,255,470      2,672,035
--------------------------------------------------------------------------------------------------------------
              --                   --             --                --                 --             --
              --                   --             --                --                 --             --
              --                   --             --                --                 --             --
              --                   --             --                --                 --             --
--------------------------------------------------------------------------------------------------------------
              --                   --             --                --                 --             --
--------------------------------------------------------------------------------------------------------------
      29,901,684           95,800,041      6,949,969       191,045,207         73,020,425     46,386,178
              --                   --             --                --                 --             --
        (861,406)         (61,741,484)    (1,840,296)     (119,570,466)       (20,270,709)   (56,060,080)
--------------------------------------------------------------------------------------------------------------
      29,040,278           34,058,557      5,109,673        71,474,741         52,749,716     (9,673,902)
--------------------------------------------------------------------------------------------------------------
      33,226,973          251,252,132     43,840,313       206,183,413         94,005,186     (7,001,867)
              --          923,867,027    145,253,330       624,529,029        215,734,806    279,689,604
--------------------------------------------------------------------------------------------------------------
     $33,226,973       $1,175,119,159   $189,093,643     $ 830,712,442       $309,739,992   $272,687,737
--------------------------------------------------------------------------------------------------------------
     $    24,537       $      609,537   $    580,925     $   1,036,836       $   (620,559)  $   (792,684)
--------------------------------------------------------------------------------------------------------------

Goldman Sachs Trust-Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended January 31, 1997
--------------------------------------------------------------------------------

                                              GOLDMAN SACHS  GOLDMAN SACHS
                                                BALANCED    CORE U.S. EQUITY
                                                  FUND            FUND
                                              ------------------------------
FROM OPERATIONS:
Net investment income (loss)                   $ 2,322,774    $  3,164,879
Net realized gain (loss) on investment,
 option and futures transactions                 3,956,460      15,032,718
Net realized gain on options written                    --              --
Net realized gain (loss) on foreign currency
 related transactions                               12,575              --
Net change in unrealized gain (loss) on
 investments, options and futures                5,023,032      49,460,545
Net change in unrealized loss on translation
 of assets and liabilities denominated in
 foreign currencies                                (12,568)             --
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations                    11,302,273      67,658,142
----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
 Class A shares                                 (2,259,972)     (1,515,575)
 Class B shares                                    (13,466)         (4,750)
 Institutional shares                                   --      (1,606,175)
 Service shares                                         --          (6,666)
In excess of net investment income
 Class A shares                                     (7,504)             --
 Class B shares                                         --        (118,421)
 Institutional shares                                   --         (34,205)
 Service shares                                         --         (16,030)
From net realized gain on investment, option
 and futures transactions
 Class A shares                                 (3,654,841)     (7,174,235)
 Class B shares                                    (77,400)       (440,131)
 Institutional shares                                   --      (4,675,726)
 Service shares                                         --         (68,472)
----------------------------------------------------------------------------
  Total distributions to shareholders           (6,013,183)    (15,660,386)
----------------------------------------------------------------------------
FROM SHARE TRANSACTIONS:
Net proceeds from sales of shares               29,174,047     167,209,718
Reinvestment of dividends and distributions      5,694,651      14,904,237
Cost of shares repurchased                      (7,565,668)    (32,152,494)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from share transactions            27,303,030     149,961,461
----------------------------------------------------------------------------
  Total increase                                32,592,120     201,959,217
NET ASSETS:
Beginning of year                               50,928,007     193,874,478
----------------------------------------------------------------------------
End of year                                    $83,520,127    $395,833,695
----------------------------------------------------------------------------
Accumulated undistributed (distributions in
 excess of) net investment income              $   180,204    $         --
----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 GOLDMAN SACHS    GOLDMAN SACHS     GOLDMAN SACHS      GOLDMAN SACHS   GOLDMAN SACHS
 CAPITAL GROWTH   MID CAP EQUITY INTERNATIONAL EQUITY SMALL CAP EQUITY  ASIA GROWTH
      FUND             FUND              FUND               FUND           FUND
------------------------------------------------------------------------------------
 $   5,337,292     $  1,726,659      $   (242,737)      $ (1,551,590)  $    538,846
    53,687,297       13,627,039        16,714,697         28,767,853     (7,436,150)
            --           40,466                --                 --             --
            --               --           146,694                 --     (1,099,538)
   145,350,120       14,749,074        60,236,901         22,913,571      5,823,115
            --               --       (28,245,657)                --       (599,549)
------------------------------------------------------------------------------------
   204,374,709       30,143,238        48,609,898         50,129,834     (2,773,276)
------------------------------------------------------------------------------------
    (5,948,617)              --                --                 --       (206,784)
            --               --                --                 --             --
            --       (1,837,675)         (106,712)                --             --
            --               --                --                 --             --
      (258,749)              --                --                 --             --
       (12,838)              --                --                 --         (5,064)
            --          (25,142)               --                 --        (83,075)
            --               --                --                 --             --
   (91,862,169)              --        (5,358,559)       (10,210,264)            --
      (179,327)              --          (159,717)          (149,626)            --
            --       (6,629,058)         (689,171)                --             --
            --               --            (3,947)                --             --
------------------------------------------------------------------------------------
   (98,261,700)      (8,491,875)       (6,318,106)       (10,359,890)      (294,923)
------------------------------------------------------------------------------------
    76,008,897        3,933,239       321,475,961         56,119,213    144,448,826
    90,088,874        8,489,760         5,481,492          9,876,571        221,279
  (229,399,817)     (24,491,993)      (75,580,037)       (95,024,895)   (67,451,011)
------------------------------------------------------------------------------------
   (63,302,046)     (12,068,994)      251,377,416        (29,029,111)    77,219,094
------------------------------------------------------------------------------------
    42,810,963        9,582,369       293,669,208         10,740,833     74,150,895
   881,056,064      135,670,961       330,859,821        204,993,973    205,538,709
------------------------------------------------------------------------------------
 $ 923,867,027     $145,253,330      $624,529,029       $215,734,806   $279,689,604
------------------------------------------------------------------------------------
 $    (275,552)    $    (25,142)     $    (25,666)      $         --   $ (1,316,323)
------------------------------------------------------------------------------------

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
1. ORGANIZATION
Effective May 1, 1997, the Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Equity Portfolios, collectively the "Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Included in this report are the financial statements for the Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs CORE U.S. Equity Fund ("CORE U.S. Equity Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs
Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity Fund"), Goldman Sachs International Equity Fund
("International Equity Fund"), Goldman Sachs Small Cap Equity Fund ("Small Cap Equity Fund") and Goldman Sachs Asia Growth Fund ("Asia Growth Fund"). At July 31, 1997, the CORE U.S. Equity, CORE Large Cap Growth, International Equity and Asia Growth Funds offer four classes of shares--Class A, Class B, Institutional and Service. The Balanced, Capital Growth and Small Cap Equity Funds offer two classes of shares--Class A and Class B. The Mid Cap Equity Fund offers two classes of shares--Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation
Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

B. Securities Transactions and Investment Income
Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Dividends for which the Funds have the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. This amount is also used as an estimate of the fair value of the stock received. Interest income is determined on the basis of interest accrued, premium amortized and discount earned with the exception of the Balanced Fund which does not amortize premiums on U.S. Government and Corporate bonds. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds subject to such taxes.

C. Mortgage Dollar Rolls
The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

D. Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
  Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

E. Forward Foreign Currency Exchange Contracts
Certain of the Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Balanced, International Equity and Asia Growth Funds may enter into such contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the funds' financial statements. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F. Short Securities Positions
The Funds (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may enter into covered short sales. Short securities positions are accounted for at cost and subsequently marked to market to reflect the current market value of the position. The market value of the short position is recorded as a liability on the fund's records and any difference between this market value and cash received is reported as unrealized gain or loss. Gains and losses are realized when a short position is closed out by delivering securities back to the broker.

G. Federal Taxes
It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of their investment company taxable income and capital gains to their shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.
  Asia Growth Fund had approximately $184,000, $5,487,000 and $9,825,000 at January 31, 1997 of capital loss carryforward expiring in 2002, 2003 and 2004 for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

H. Deferred Organization Expenses
Organization-related costs are being amortized on a straight-line basis over a period of five years.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

I. Expenses
Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds based on each Fund's relative average net assets for the period.
  Class A and Class B shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other expenses which are directly attributable to such shares. Each class of Shares separately bears their respective class-specific transfer agency fees. Service shares separately bear a service fee.

J. Option Accounting Principles
When certain of the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the funds enter into a closing purchase transaction, the funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
  Upon the purchase of a call option or a protective put option by the Funds the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the funds will realize a loss in the amount of the cost of the option. If the funds enter into a closing sale transaction, the funds will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the funds purchase upon exercise will be increased by the premium originally paid.

K. Futures Contracts
The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices or currency exchange rates or to seek to increase total return. The CORE U.S. Equity and CORE Large Cap Growth Funds may enter into such transactions only with respect to the S&P 500 Index or a representative index, respectively. A Fund will engage in futures transactions only for bona fide hedging purposes as defined in regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities.
  Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Funds each day, dependent on the daily fluctuations in the value of the contract, and are recorded for financial reporting purposes as unrealized gains or losses. When entering into a closing transaction, the Funds will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued using methods approved by the Board of Trustees of the Trust.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  Certain risks may arise upon entering into futures contracts. The predominant risk is that the changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and may also result in a loss to the Funds.

3. AGREEMENTS
As of May 1, 1997, the Fund's Investment Advisory and Administration Agreements were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser to the Balanced, CORE Large Cap Growth, Mid Cap Equity and Small Cap Equity Funds; Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman Sachs, acts as investment adviser to the CORE U.S. Equity and Capital Growth Funds; and Goldman Sachs Asset Management International ("GSAM International") acts as investment adviser to the International Equity and Asia Growth Funds. Under the Agreements, GSAM, GSFM and GSAM International (the "Investment Advisors"), subject to the general supervision of the Trust's Board of Trustees, manage the Fund's portfolios. As compensation for the services rendered under the Agreements, the assumption of the expenses related thereto and administering the Funds' business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .65%,
 .75%, .75% and 1.00% of the average daily net assets of the Balanced, CORE Large Cap Growth, Mid Cap Equity and Small Cap Equity Funds, respectively. GSFM is entitled to a fee of .75% and 1.00% of the average daily net assets of the CORE U.S. Equity and Capital Growth Funds, respectively. GSAM International is entitled to a fee for the International Equity and Asia Growth Funds of 1.00% and 1.00% of the average daily net assets for those funds, respectively.
  Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Expenses" for the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Mid Cap Equity, International Equity and Asia Growth Funds (excluding management, service, distribution and authorized dealer service fees and litigation and indemnification costs, taxes, interest, brokerage commissions and extraordinary expenses and with the exception of the Balanced and CORE Large Cap Growth Funds, transfer agent fees) until further notice to the extent such expenses exceed .10%, .06%, .05%, .06%, .20% and .24% of the average daily net assets of the funds, respectively.
  Goldman Sachs serves as the Distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B contingent deferred sales charge imposed and has advised the Trust that it retained approximately $126,000, $318,000, $34,000, $420,000, $840,000, $212,000, $546,000 during the six months ended July 31, 1997 for the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Capital Growth, International Equity, Small Cap Equity and Asia Growth Funds, respectively.
  The Trust, on behalf of each Fund, other than the Mid Cap Equity Fund, has adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to .25% and .75% of a Fund's average daily net assets attributable to Class A and Class B shares, respectively.
  The Trust, on behalf of each Fund, other than the Mid Cap Equity Fund, has adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A and Class B shares. Goldman Sachs also serves as the Transfer Agent of the funds for a fee.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
  For the six months ended July 31, 1997, the Manager and Distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

                            Waivers
                       ------------------            Reimburse-
                                  Class A Reimburse-    ment
        Fund           Management  12b-1     ment    Outstanding
----------------------------------------------------------------
Balanced                  $ --     $ 122     $168        $52
CORE U.S. Equity           356        51       55         10
CORE Large Cap Growth        9        14       74         48
Capital Growth              --     1,214       --         --
Mid Cap Equity              --        --       39          9
International Equity       344       120       --         --
Small Cap Equity            --       296       --         --
Asia Growth                190        51       28         17

  The Investment Manager and Distributor may discontinue or modify such waivers and limitations in the future at their discretion.
  At July 31, 1997, the amounts owed to affiliates were as follows (in thousands):

                                          Authorized
                                  Distri-   Dealer   Transfer
        Fund           Management  butor   Service    Agent   Total
--------------------------------------------------------------------
Balanced                  $ 69     $ 12      $ 71      $ 33   $  185
CORE U.S. Equity           259      139       260       122      780
CORE Large Cap Growth       15        1        15        12       43
Capital Growth             955       20       646       175    1,796
Mid Cap Equity             107       --        --        --      107
International Equity       617      420       427       182    1,646
Small Cap Equity           250       22       168       104      544
Asia Growth                198      143       156        99      596

4. PORTFOLIO SECURITIES TRANSACTIONS
Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options) for the six months ended July 31, 1997, were as follows:

                                      Sales or
Fund                    Purchases    Maturities
----                   ------------ ------------
Balanced               $129,509,183 $ 94,675,496
CORE U.S. Equity        167,742,702  121,365,630
CORE Large Cap Growth    32,152,475    4,475,138
Capital Growth          455,703,046  432,962,894
Mid Cap Equity           59,312,478   55,776,587
International Equity    237,116,150  148,697,747
Small Cap Equity        118,941,639  104,800,391
Asia Growth             134,170,651  151,973,563

  Included in the above amounts were purchases and proceeds of sales or maturities of governmental securities for the Balanced Fund in the amounts of $77,260,237 and $68,674,762, respectively.

  For the six months ended July 31, 1997, written put option transactions in the Small Cap Equity Fund were as follows:

                                            Number of Premium
Written Options                             Contracts Received
---------------                             --------- --------
Balance outstanding at beginning of period        0   $      0
Options written                               1,800    528,963
--------------------------------------------------------------
Balance outstanding, end of period            1,800   $528,963
--------------------------------------------------------------

Certain risks arise related to call and put options from the possible inability of counterparties to meet the terms of their contracts.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

  At July 31, 1997, the International Equity Fund had the following outstanding forward foreign currency exchange contracts:

-----------------------------------------------------------------------------
                                         VALUE ON
          FOREIGN CURRENCY              SETTLEMENT                UNREALIZED
           SALE CONTRACTS                  DATE     CURRENT VALUE GAIN (LOSS)
-----------------------------------------------------------------------------
AUSTRALIAN DOLLAR
 expiring 9/18/97                      $ 22,928,352 $ 22,877,160  $   51,192
DEUTSCHE MARK expiring 8/21/97           23,195,818   21,660,471   1,535,347
   expiring 9/11/97                      15,822,424   15,344,454     477,970
FRENCH FRANC expiring 10/23/97           40,939,929   40,045,646     894,283
HONG KONG DOLLAR
 expiring 8/8/97                         18,484,541   18,491,623      (7,082)
 expiring 8/8/97                          5,803,189    5,802,003       1,186
JAPANESE YEN expiring 9/22/97            74,555,000   71,008,671   3,546,329
 expiring 10/22/97                        9,761,324    9,593,392     167,932
-----------------------------------------------------------------------------
Total Foreign Currency Sale Contracts  $211,490,577 $204,823,420  $6,667,157
-----------------------------------------------------------------------------

  The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 1997, the International Equity Fund had sufficient cash and securities to cover any commitments under these contracts.
  The Balanced and International Equity Funds have recorded a "Receivable for forward foreign currency exchange contracts" and "Payable for forward foreign currency exchange contracts" resulting from open and closed but not settled forward foreign currency exchange contracts of $0 and $11,101 and $7,725,121 and $707,762, respectively, in the accompanying Statements of Assets and Liabilities. Included in these amounts for the International Equity Fund are $1,050,882 and $700,680 respectively, and a payable of $11,101 for the Balanced Fund related to forward contracts closed but not settled as of July 31, 1997.
  For the six months ended July 31, 1997, Goldman Sachs earned approximately $12,000, $162,000, $14,000, $14,000, and $71,000 of brokerage commissions from portfolio transactions executed on behalf of the Balanced, Capital Growth, Mid Cap Equity, Small Cap Equity and Asia Growth Funds.

5. REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

6. JOINT REPURCHASE AGREEMENT ACCOUNT
The Funds, together with other registered investment companies having advisory agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At July 31, 1997, the Balanced, CORE U.S. Equity, CORE Large Cap Growth, Capital Growth, Mid Cap Equity and Small Cap Equity Funds had undivided interests in the repurchase agreements in the following joint account which equaled $16,200,000, $12,900,000, $800,000, $27,500,000, $5,600,000 and $49,800,000, respectively, in principal amount. At
July 31, 1997, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

---------------------------------------------------------------------------------------------------
 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
Bear Stearns Securities, Inc., dated 07/31/97, repurchase price $100,016,250
 (FNMA: $48,113,651, 5.50%-7.50%, 02/01/01-06/01/10; FHLMC: $55,056,251,
 7.00%, 03/01/12)
$100,000,000               5.85%                        08/01/97                       $100,000,000
JP Morgan Securities, Inc., dated 07/31/97, repurchase price $80,013,000
 (FNMA: $81,948,067, 6.76%-6.99%, 07/09/07-07/16/07)
  80,000,000               5.85%                        08/01/97                         80,000,000
Lehman Government Securities, dated 07/31/97, repurchase price $28,004,480
 (U.S. Treasury Note: $28,554,949, 6.75%, 04/30/00)
  28,000,000               5.76%                        08/01/97                         28,000,000
Nomura Securities, Inc., dated 07/31/97, repurchase price $50,008,125 (GNMA:
 $51,000,001, 7.00%-7.50%, 01/01/00-10/15/26)
  50,000,000               5.85%                        08/01/97                         50,000,000
---------------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                               $258,000,000
---------------------------------------------------------------------------------------------------

7. LINE OF CREDIT FACILITY
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Funds, except the CORE U.S. Equity Fund, participate in a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the six months ended July 31, 1997, the Funds did not have any borrowings under these facilities.

8. TRANSACTIONS WITH AFFILIATED COMPANIES
A Fund is considered to be invested in an affiliated company if that Fund owns greater than five percent of the outstanding voting securities of such company. Transactions during the six months ended July 31, 1997 which are considered to be affiliates of Small Cap Equity and which are still held as of period end are as follows (dollar amounts in thousands):

-------------------------------------------------------------------------------
                                Purchases  Sales    Realized   Dividend Market
Affiliate Name                   at Cost  Proceeds Gain/(Loss)  Income   Value
-------------------------------------------------------------------------------
Alpine Lace Brands, Inc.         $   --    $   --    $   --      $--    $ 3,044
APS Holding Corp.                   759        --        --       --      6,395
J. Baker, Inc.                       --       970      (802)      30      8,744
Brookstone, Inc.                     --        --        --       --      6,488
Congoleum Corp.                      --       336        96       --      2,198
International Post Ltd.              --        --        --       --      1,297
Loehmann's Inc.                   6,413        --        --       --      5,309
Mortons Restaurant Group, Inc.       --       764       392       --      7,602
Movado Group, Inc.                   --     5,361     2,948       35     13,284
Opinion Research Corp.               --        --        --       --      2,089
Pegasus Communications Corp.      1,153        --        --       --      4,905
Platinum Entertainment Corp.        265        --        --       --      2,158
Seibels Bruce Group                 890        --        --       --      1,076
-------------------------------------------------------------------------------

9. OTHER MATTERS
As of July 31, 1997, Goldman, Sachs & Co. Employees Profit Sharing and Retirement Income Plan was the beneficial owner of approximately 13% and 96% of the outstanding shares of the CORE US Equity and Mid Cap Equity Funds, respectively.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended July 31, 1997 is as follows:

                             Balanced Fund          CORE U.S. Equity      CORE Large Cap Growth     Capital Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                          Shares      Dollars     Shares      Dollars      Shares      Dollars      Shares      Dollars
                         -------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold              1,737,618  $33,943,369  2,647,977  $ 65,826,339  2,541,195  $26,311,995   4,685,824  $ 84,105,240
Reinvestment of
 dividends and
 distributions              59,887    1,173,108         --            --         --           --          --            --
Shares repurchased        (321,372)  (6,246,538)  (828,137)  (20,340,078)   (72,980)    (857,534) (3,525,798)  (61,466,440)
                         -------------------------------------------------------------------------------------------------
                         1,476,133   28,869,939  1,819,840    45,486,261  2,468,215   25,454,461   1,160,026    22,638,800
                         -------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                328,037    6,453,464    667,031    16,620,871    313,111    3,587,107     641,628    11,694,801
Reinvestment of
 dividends and
 distributions               2,626       51,738         --            --         --           --          --            --
Shares repurchased          (8,564)    (170,533)   (58,922)   (1,454,365)      (348)      (3,872)    (15,902)     (275,044)
                         -------------------------------------------------------------------------------------------------
                           322,099    6,334,669    608,109    15,166,506    312,763    3,583,235     625,726    11,419,757
                         -------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                     --           --    648,136    15,939,242        155        1,550          --            --
Reinvestment of
 dividends and
 distributions                  --           --         --            --         --           --          --            --
Shares repurchased              --           --   (878,994)  (23,136,379)        --           --          --            --
                         -------------------------------------------------------------------------------------------------
                                --           --   (230,858)   (7,197,137)       155        1,550          --            --
                         -------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                     --           --     49,244     1,199,891        150        1,032          --            --
Reinvestment of
 dividends and
 distributions                  --           --         --            --         --           --          --            --
Shares repurchased              --           --     (8,810)     (208,272)        --           --          --            --
                         -------------------------------------------------------------------------------------------------
                                --           --     40,434       991,619        150        1,032          --            --
                         -------------------------------------------------------------------------------------------------
Net increase (decrease)
 in shares               1,798,232  $35,204,608  2,237,525  $ 54,447,249  2,781,283  $29,040,278   1,785,752  $ 34,058,557
                         =================================================================================================

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the six months ended July 31, 1997 is as follows:

                       Mid Cap Equity Fund   International Equity Fund   Small Cap Equity Fund       Asia Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                       Shares     Dollars      Shares        Dollars      Shares      Dollars       Shares      Dollars
                       ---------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                 --           --    7,064,902  $ 150,626,998  2,575,972  $ 58,437,359   2,679,332  $ 43,080,940
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased          --           --   (3,917,168)   (83,252,386)  (900,448)  (19,664,773) (3,301,864)  (52,529,142)
                       ---------------------------------------------------------------------------------------------------
                            --           --    3,147,734     67,374,612  1,675,524    38,772,586    (622,532)   (9,448,202)
                       ---------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                 --           --    1,152,179     24,332,741    634,966    14,583,066     145,477     2,305,142
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased          --           --      (24,945)      (522,072)   (28,342)     (605,936)    (32,529)     (515,087)
                       ---------------------------------------------------------------------------------------------------
                            --           --    1,127,234     23,810,669    606,624    13,977,130     112,948     1,790,055
                       ---------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold            328,465  $ 6,947,969      732,981     14,842,655         --            --      64,282     1,000,096
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased     (95,076)  (1,840,296)  (1,796,083)   (35,721,797)        --            --    (194,120)   (3,015,851)
                       ---------------------------------------------------------------------------------------------------
                       233,389    5,107,673   (1,063,102)   (20,879,142)        --            --    (129,838)   (2,015,755)
                       ---------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                 87        2,000       57,954      1,242,813         --            --          --            --
Reinvestment of
 dividends and
 distributions              --           --           --             --         --            --          --            --
Shares repurchased          --           --       (3,508)       (74,211)        --            --          --            --
                       ---------------------------------------------------------------------------------------------------
                            87        2,000       54,446      1,168,602         --            --          --            --
                       ---------------------------------------------------------------------------------------------------
Net increase
 (decrease) in shares  233,476  $ 5,109,673    3,266,312  $  71,474,741  2,282,148  $ 52,749,716    (639,422) $ (9,673,902)
                       ===================================================================================================

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended January 31, 1997 is as follows:

                        Balanced Fund         Select Equity Fund        Mid-Cap Equity Fund        Capital Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                     Shares      Dollars      Shares      Dollars       Shares      Dollars       Shares        Dollars
                    ------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold         1,529,469  $27,172,279   3,862,697  $ 81,642,386          --  $         --    4,677,047  $  73,029,007
Reinvestment of
 dividends and
 distributions        310,437    5,598,883     370,586     8,175,333          --            --    5,870,272     89,898,521
Shares repurchased   (446,535)  (7,533,272) (1,109,202)  (23,823,146)         --            --  (14,635,348)  (229,277,586)
                    ------------------------------------------------------------------------------------------------------
                    1,393,371   25,237,890   3,124,081    65,994,573          --            --   (4,088,029)   (66,350,058)
                    ------------------------------------------------------------------------------------------------------
CLASS B SHARES
Shares sold           109,171    2,001,768     733,802    15,946,016          --            --      188,331      2,979,890
Reinvestment of
 dividends and
 distributions          5,284       95,768      24,314       535,407          --            --       12,408        190,353
Shares repurchased     (1,795)     (32,396)    (13,894)     (310,118)         --            --       (7,499)      (122,231)
                    ------------------------------------------------------------------------------------------------------
                      112,660    2,065,140     744,222    16,171,305          --            --      193,240      3,048,012
                    ------------------------------------------------------------------------------------------------------
INSTITUTIONAL
 SHARES
Shares sold                --           --   3,151,881    66,277,175     227,071     3,933,239           --             --
Reinvestment of
 dividends and
 distributions             --           --     275,197     6,102,331     483,747     8,489,760           --             --
Shares repurchased         --           --    (363,536)   (7,991,198) (1,480,859)  (24,491,993)          --             --
                    ------------------------------------------------------------------------------------------------------
                           --           --   3,063,542    64,388,308    (770,041)  (12,068,994)          --             --
                    ------------------------------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                --           --     154,590     3,344,141          --            --           --             --
Reinvestment of
 dividends and
 distributions             --           --       4,126        91,166          --            --           --             --
Shares repurchased         --           --      (1,252)      (28,032)         --            --           --             --
                    ------------------------------------------------------------------------------------------------------
                           --           --     157,464     3,407,275          --            --           --             --
                    ------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 shares             1,506,031  $27,303,030   7,089,309  $149,961,461    (770,041) $(12,068,994)  (3,894,789) $ (63,302,046)
                    ======================================================================================================

Goldman Sachs Trust--Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
July 31, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended January 31, 1997 is as follows:

                          Small Cap Equity Fund    International Equity Fund      Asia Growth Fund
--------------------------------------------------------------------------------------------------------
                           Shares      Dollars       Shares        Dollars       Shares      Dollars
                         ------------------------------------------------------------------------------
CLASS A SHARES
Shares sold               2,508,268  $ 52,353,524   12,103,239  $ 230,847,197   7,588,351  $124,281,405
Reinvestment of
 dividends and
 distributions              475,255     9,732,097      241,377      4,749,851      11,669       184,607
Shares repurchased       (4,697,902)  (94,933,279)  (3,820,157)   (72,226,935) (3,945,614)  (63,723,269)
                         ------------------------------------------------------------------------------
                         (1,714,379)  (32,847,658)   8,524,459    163,370,113   3,654,406    60,742,743
                         ------------------------------------------------------------------------------
CLASS B SHARES
Shares sold                 173,849     3,765,689    1,000,064     19,327,085     210,879     3,433,876
Reinvestment of
 dividends and
 distributions                7,086       144,474        7,924        155,475         279         4,391
Shares repurchased           (4,391)      (91,616)     (10,181)      (198,263)     (4,771)      (76,391)
                         ------------------------------------------------------------------------------
                            176,544     3,818,547      997,807     19,284,297     206,387     3,361,876
                         ------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                      --            --    3,657,119     70,627,799   1,041,822    16,733,545
Reinvestment of
 dividends and
 distributions                   --            --       28,973        572,219       2,040        32,281
Shares repurchased               --            --     (161,923)    (3,153,741)   (228,363)   (3,651,351)
                         ------------------------------------------------------------------------------
                                 --            --    3,524,169     68,046,277     815,499    13,114,475
                         ------------------------------------------------------------------------------
SERVICE SHARES
Shares sold                      --            --       34,686        673,880          --            --
Reinvestment of
 dividends and
 distributions                   --            --          200          3,947          --            --
Shares repurchased               --            --          (56)        (1,098)         --            --
                         ------------------------------------------------------------------------------
                                 --            --       34,830        676,729          --            --
                         ------------------------------------------------------------------------------
Net increase (decrease)
 in shares               (1,537,835) $(29,029,111)  13,081,265  $ 251,377,416   4,676,292  $ 77,219,094
                         ==============================================================================

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                  Income from                 Distributions to
                           investment operations(h)             shareholders
                           ------------------------- ----------------------------------
                                       Net realized                 From
                                      and unrealized            net realized
                 Net asset               gain on        From      gain on    In excess               Net asset
                  value,      Net      investments,     net      investment    of net   Net increase  value,
                 beginning investment  options and   investment and futures  investment    in net     end of     Total
                 of period   income      futures       income   transactions   income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------
                                                           BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $18.78     $0.29        $2.58        $(0.27)     $  --       $  --       $2.60      $21.38     15.42%(c)
1997--Class B
Shares
(unaudited).....   18.73      0.27         2.52         (0.22)        --          --        2.57       21.30     15.01(c)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   17.31      0.66         2.47         (0.66)      (1.00)        --        1.47       18.78     18.59
1997--Class B
Shares(b).......   17.46      0.42         2.34         (0.42)      (1.00)      (0.07)      1.27       18.73     16.22(c)
1996--Class A
Shares..........   14.22      0.51         3.43         (0.50)      (0.35)        --        3.09       17.31     28.10
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(d).......   14.18      0.10         0.02         (0.08)        --          --        0.04       14.22      0.87(c)
                                                                                   Ratios assuming no
                                                                                voluntary waiver of fees
                                                                                 or expense limitations
                                                                                --------------------------
                                               Net     Ratio of    Ratio of net              Ratio of net
                                            assets at     net       investment   Ratio of     investment
                 Portfolio        Average    end of   expenses to   income to   expenses to  income (loss)
                 turnover        commission  period   average net  average net    average     to average
                   rate           rate(g)   (in 000s)   assets        assets    net assets    net assets
                 -------------------------------------------------------------------------------------------------
                                                           BALANCED FUND
                 -------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....   95.62%(c)(f)   $0.0595   $124,260     1.00%(e)      3.15%(e)    1.59%(e)       2.56%(e)
1997--Class B
Shares
(unaudited).....   95.62(c)(f)     0.0595      9,261     1.75(e)       2.37(e)     2.09(e)        2.03(e)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
1997--Class A
Shares..........  208.11(f)         .0587     81,410     1.00          3.76        1.77           2.99
1997--Class B
Shares(b).......  208.11(f)         .0587      2,110     1.75(e)       2.59(e)     2.27(e)        2.07(e)
1996--Class A
Shares..........  197.10(f)           --      50,928     1.00          3.65        1.90           2.75
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(d).......   14.71(c)           --       7,510     1.00(e)       3.39(e)     8.29(e)       (3.90)(e)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) Not annualized.
(d) For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
(e) Annualized.
(f) Includes the effect of mortgage dollar roll transactions.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                              Income (loss) from              Distributions to
                           investment operations(h)             shareholders
                           ------------------------- ----------------------------------
                                                                    From
                                       Net realized             net realized
                                      and unrealized              gain on
                 Net asset            gain (loss) on    From    investments, In excess  Net increase Net asset
                  value,      Net      investments,     net       options      of net    (decrease)   value,
                 beginning investment  options and   investment and futures  investment    in net     end of     Total
                 of period   income      futures       income   transactions   income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------
                                                       CORE U.S. EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $23.32     $0.08        $ 5.07       $  --       $  --       $  --       $ 5.15     $28.47     22.08%(b)
1997--Class B
Shares
(unaudited).....   23.18      0.09          4.96          --          --          --         5.05      28.23     21.74(b)
1997--
Institutional
Shares
(unaudited).....   23.44      0.18          5.09          --          --          --         5.27      28.71     22.48(b)
1997--Service
Shares
(unaudited).....   23.27      0.12          5.04          --          --          --         5.16      28.43     22.17(b)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   19.66      0.16          4.46        (0.16)      (0.80)        --         3.66      23.32     23.75
1997--Class B
Shares(f).......   20.44      0.04          3.70        (0.04)      (0.80)      (0.16)       2.74      23.18     18.59(b)
1997--
Institutional
Shares..........   19.71      0.30          4.51        (0.28)      (0.80)        --         3.73      23.44     24.63
1997--Service
Shares(f).......   21.02      0.13          3.15        (0.13)      (0.80)      (0.10)       2.25      23.27     15.92(b)
1996--Class A
Shares..........   14.61      0.19          5.43        (0.16)      (0.41)        --         5.05      19.66     38.63
1996--
Institutional
Shares(d).......   16.97      0.16          3.23        (0.24)      (0.41)        --         2.74      19.71     20.14(b)
1995--Class A
Shares..........   15.93      0.20         (0.38)       (0.20)      (0.94)        --        (1.32)     14.61     (1.10)
1994--Class A
Shares..........   15.46      0.17          2.08        (0.17)      (1.61)        --         0.47      15.93     15.12
1993--Class A
Shares..........   15.05      0.22          0.41        (0.22)        --          --         0.41      15.46      4.30
FOR THE PERIOD ENDED JANUARY 31,
1992--Class A
Shares(e).......   14.17      0.11          0.88        (0.11)        --          --         0.88      15.05      7.01(b)
                                                                                Ratios assuming no
                                                                             voluntary waiver of fees
                                                                              or expense limitations
                                                                             --------------------------
                                            Net     Ratio of    Ratio of net              Ratio of net
                                         assets at     net       investment   Ratio of     investment
                 Portfolio     Average    end of   expenses to   income to   expenses in    income
                 turnover     commission  period   average net  average net    average     to average
                   rate        rate(g)   (in 000s)   assets        assets    net assets    net assets
                 --------------------------------------------------------------------------------------
                                                       CORE U.S. EQUITY FUND
                 --------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....   27.62%(b)   $0.0406   $327,636     1.28%(c)      0.72%(c)    1.50%(c)      0.50%(c)
1997--Class B
Shares
(unaudited).....   27.62(b)     0.0406     38,170     1.82(c)       0.14(c)     2.00(c)      (0.04)(c)
1997--
Institutional
Shares
(unaudited).....   27.62(b)     0.0406    175,744     0.65(c)       1.37(c)     0.83(c)       1.19(c)
1997--Service
Shares
(unaudited).....   27.62(b)     0.0406      5,626     1.15(c)       0.84(c)     1.33(c)       0.66(c)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   37.28       $ .0417    225,968     1.29          0.91        1.53          0.67
1997--Class B
Shares(f).......   37.28         .0417     17,258     1.83(c)       0.06(c)     2.00(c)      (0.11)(c)
1997--
Institutional
Shares..........   37.28         .0417    148,942     0.65          1.52        0.85          1.32
1997--Service
Shares(f).......   37.28         .0417      3,666     1.15(c)       0.69(c)     1.35(c)       0.49(c)
1996--Class A
Shares..........   39.35           --     129,045     1.25          1.01        1.55          0.71
1996--
Institutional
Shares(d).......   39.35(b)        --      64,829     0.65(c)       1.49(c)     0.96(c)       1.18(c)
1995--Class A
Shares..........   56.18           --      94,968     1.38          1.33        1.63          1.08
1994--Class A
Shares..........   87.73           --      92,769     1.42          0.92        1.67          0.67
1993--Class A
Shares..........  144.93           --     117,757     1.28          1.30        1.53          1.05
FOR THE PERIOD ENDED JANUARY 31,
1992--Class A
Shares(e).......  135.02(c)        --     151,142     1.57(c)       1.24(c)     1.82(c)       0.99(c)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) Not annualized.
(c) Annualized.
(d) For the period from June 15, 1995 (commencement of operations) to January 31, 1996.
(e) For the period from May 24, 1991 (commencement of operations) to January 31, 1992.
(f) For the period from May 1 and June 7, 1996 (commencement of operations) to January 31, 1997 for Class B and Service shares, respectively.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(h) Includes the balancing effect of calculating per share amounts.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                  Income from                 Distributions to
                           investment operations(e)             shareholders
                           ------------------------- ----------------------------------
                                       Net realized                 From
                                      and unrealized            net realized
                 Net asset               gain on        From      gain on    In excess               Net asset
                  value,      Net      investments,     net      investment    of net   Net increase  value,
                 beginning investment  options and   investment and futures  investment    in net     end of     Total
                 of period   income      futures       income   transactions   income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------
                                                    CORE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(C)
1997--Class A
Shares
(unaudited).....  $10.00     $0.01        $1.94         --          --          --         $1.95      $11.95     19.50%(f)
1997--Class B
Shares
(unaudited).....   10.00       --          1.94         --          --          --          1.94       11.94     19.40(f)
1997--
Institutional
Shares
(unaudited).....   10.00      0.03         1.92         --          --          --          1.95       11.95     19.50(f)
1997--Service
Shares
(unaudited).....   10.00      0.02         1.92         --          --          --          1.94       11.94     19.40(f)
                                                                                Ratios assuming no
                                                                             voluntary waiver of fees
                                                                              or expense limitations
                                                                             ---------------------------
                                           Net     Ratio of    Ratio of net               Ratio of net
                                        assets at     net       investment    Ratio of     investment
                 Portfolio    Average    end of   expenses to   income to    expenses to  income (loss)
                 turnover    commission  period   average net  average net     average     to average
                   rate       rate(b)   (in 000s)   assets        assets     net assets    net assets
                 -----------------------------------------------------------------------------------------------
                                                    CORE LARGE CAP GROWTH FUND
                 -----------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,(C)
1997--Class A
Shares
(unaudited).....   18.14%(f)  $0.0292    $29,491     0.90%(d)      0.45%(d)     2.96%(d)      (1.61)%(d)
1997--Class B
Shares
(unaudited).....   18.14(f)    0.0292      3,734     1.65(d)      (0.35)(d)     3.46(d)       (1.90)(d)
1997--
Institutional
Shares
(unaudited).....   18.14(f)    0.0292          2     0.65(d)       0.94 (d)     2.46(d)       (0.87)(d)
1997--Service
Shares
(unaudited).....   18.14(f)    0.0292          2     1.15(d)       0.30 (d)     2.96(d)       (1.51)(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(c) For the period from May 1, 1997 (commencement of operations) to July 31,
    1997.
(d) Annualized.
(e) Includes the balancing effect of calculating per share amounts.
(f) Not annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                              Income (loss) from                Distributions to
                           investment operations(g)               shareholders
                           --------------------------- ----------------------------------
                                         Net realized                 From
                                        and unrealized            net realized
                 Net asset              gain (loss) on    From      gain on    In excess  Net increase Net asset
                  value,      Net        investments,     net     investments,   of net    (decrease)   value,
                 beginning investment    options and   investment options and  investment    in net     end of     Total
                 of period   income        futures       income     futures      income   asset value   period   return(a)
----------------------------------------------------------------------------------------------------------------------------
                                                        CAPITAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $16.73     $0.02(h)       $ 3.87(h)    $  --       $  --       $  --       $ 3.89     $20.62     23.25%(d)
1997--Class B
Shares
(unaudited).....   16.67     (0.06)(h)        3.85(h)       --          --          --         3.79      20.46     22.74(d)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   14.91      0.10            3.56        (0.10)      (1.72)      (0.02)       1.82      16.73     25.97
1997--Class B
Shares(b).......   15.67      0.01            2.81        (0.01)      (1.72)      (0.09)       1.00      16.67     19.39(d)
1996--Class A
Shares..........   13.67      0.12            3.93        (0.12)      (2.69)        --         1.24      14.91     30.45
1995--Class A
Shares..........   15.96      0.03           (0.69)       (0.01)      (1.62)        --        (2.29)     13.67     (4.38)
1994--Class A
Shares..........   14.64      0.02            2.40        (0.01)      (1.07)      (0.02)       1.32      15.96     16.89
1993--Class A
Shares..........   13.65      0.06            2.28        (0.07)      (1.28)        --         0.99      14.64     18.01
1992--Class A
Shares..........   11.10      0.28            2.90        (0.31)      (0.32)        --         2.55      13.65     29.31
FOR THE PERIOD ENDED JANUARY 31,
1991--Class A
Shares(c).......   11.34      0.34           (0.27)       (0.31)        --          --        (0.24)     11.10      0.84(d)
                                                                                    Ratios assuming no
                                                                                 voluntary waiver of fees
                                                                                 ---------------------------
                                           Net      Ratio of      Ratio of net                Ratio of net
                                        assets at      net         investment     Ratio of     investment
                 Portfolio    Average     end of   expenses to  income (loss) to expenses to  income (loss)
                 turnover    commission   period   average net      average        average     to average
                   rate       rate(f)   (in 000s)    assets        net assets    net assets    net assets
                 ---------------------------------------------------------------------------------------------------
                                                        CAPITAL GROWTH FUND
                 ---------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....   44.92%(d)  $0.0620   $1,158,360    1.38%(e)        0.19%(e)      1.63%(e)      (0.06)%(e)
1997--Class B
Shares
(unaudited).....   44.92(d)    0.0620       16,759    2.13(e)        (0.66)(e)      2.13(e)       (0.66)(e)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   52.92        .0563      920,646    1.40            0.62          1.65           0.37
1997--Class B
Shares(b).......   52.92        .0563        3,221    2.15(e)        (0.39)(e)      2.15(e)       (0.39)(e)
1996--Class A
Shares..........   63.90          --       881,056    1.36            0.65          1.61           0.40
1995--Class A
Shares..........   38.36          --       862,105    1.38            0.16          1.63          (0.09)
1994--Class A
Shares..........   36.12          --       833,682    1.38            0.13          1.63          (0.12)
1993--Class A
Shares..........   58.93          --       665,976    1.41            0.42          1.66           0.17
1992--Class A
Shares..........   48.93          --       500,307    1.53            2.09          1.78           1.84
FOR THE PERIOD ENDED JANUARY 31,
1991--Class A
Shares(c).......   35.63(d)       --       437,533    1.27(d)         3.24(d)       1.47(d)        3.04(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from April 20, 1990 (commencement of operations) to January 31, 1991.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                   Income from                 Distributions to
                            investment operations(h)             shareholders
                            ------------------------- ----------------------------------
                                        Net realized                            From
                                       and unrealized                       net realized
                  Net asset               gain on        From    In excess    gain on                 Net asset
                   value,      Net      investments,     net       of net    investment  Net increase  value,
                  beginning investment  options and   investment investment and futures     in net     end of     Total
                  of period   income      futures       income     income   transactions asset value   period   return(b)
-----------------------------------------------------------------------------------------------------------------------------
                                                        MID CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,
-----------
1997--
Institutional
Shares
(unaudited).....   $18.73     $0.08        $4.86        $  --      $  --       $  --        $4.94      $23.67     26.37%(f)
1997--Service
Shares(a)
(unaudited).....    23.01       --          0.66           --         --          --         0.66       23.67      2.87(f)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--
Institutional
Shares..........    15.91      0.24         3.77         (0.24)     (0.02)      (0.93)       2.82       18.73     25.63
FOR THE PERIOD ENDED JANUARY 31,
------------
1996--Individual
Shares(d).......    15.00      0.13         0.90         (0.12)       --          --         0.91       15.91      6.89(d)(f)
-----------
                                                                                    Ratios assuming no
                                                                                 voluntary waiver of fees
                                                                                  or expense limitations
                                                                                 --------------------------
                                            Net     Ratio of      Ratio of net                Ratio of net
                                         assets at     net         investment     Ratio of     investment
                  Portfolio    Average    end of   expenses to  income (loss) to expenses to  income (loss)
                  turnover    commission  period   average net    average net      average     to average
                    rate       rate(c)   (in 000s)   assets          assets      net assets    net assets
                  -------------------------------------------------------------------------------------------------
                                                        MID CAP EQUITY FUND
                  -------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31,
1997--
Institutional
Shares
(unaudited).....    35.77%(f)  $0.0540   $189,092     0.85%(e)        0.77%(e)      0.90%(e)       0.72%(e)
1997--Service
Shares(a)
(unaudited).....    35.77(f)    0.0540          2     1.35(e)        (0.06)(e)      1.40(e)       (0.11)(e)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--
Institutional
Shares..........    74.03       0.0547    145,253     0.85            1.35          0.91           1.29
FOR THE PERIOD ENDED JANUARY 31,
------------
1996--Individual
Shares(d).......    58.77(f)       --     135,671     0.85(e)         1.67(e)       0.98(e)        1.54(e)

----
(a) For the period from July 18, 1997 (commencement of operations) to July 31, 1997.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(d) For the period from August 1, 1995 (commencement of operations) to January 31, 1996.
(e)  Annualized.
(f) Not annualized.
(g) For the period from October 12, 1994 (commencement of operations) to January 31, 1995.
(h)  Includes the balancing effect of calculating per share amounts.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------


                                          Income (loss) from
                                       investment operations(g)
                           -------------------------------------------------
                                                               Net realized
                                                              and unrealized
                                             Net realized      gain (loss)
                 Net asset                  and unrealized      on foreign
                  value,        Net         gain (loss) on       currency
                 beginning  investment   investments, options    related
                 of period income (loss)     and futures       transactions
            ---------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                    INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....  $19.32       $0.03(h)          $4.20(h)         $(0.24)
1997--Class B
Shares
(unaudited).....   19.24       (0.02)(h)          4.17(h)          (0.24)
1997--
Institutional
Shares
(unaudited).....   19.40        0.08(h)           4.26(h)          (0.24)
1997--Service
Shares
(unaudited).....   19.34        0.04(h)           4.24(h)          (0.24)
FOR THE YEAR ENDED JANUARY 31,
-------------
1997--Class A
Shares..........   17.20        0.10              3.51             (1.28)
1997--Class B
Shares(e).......   18.91       (0.06)             0.94             (0.34)
1997--
Institutional
Shares(e).......   17.45        0.04              3.39             (1.24)
1997--Service
Shares(e).......   17.70       (0.02)             2.95             (1.08)
1996--Class A
Shares..........   14.52        0.13              2.58              1.42
1995--Class A
Shares..........   18.10        0.06             (3.04)            (0.01)
1994--Class A
Shares..........   14.35        0.05              4.08             (0.38)
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......   14.18       (0.01)             0.29             (0.11)

                    Distributions to
                      shareholders
                 -----------------------
                                From
                            net realized
                              gain on        Net
                    From    investment,    increase   Net asset
                    net      option and   (decrease)   value,
                 investment   futures    in net asset  end of     Total
                   income   transactions    value      period   return(a)
            -----------------------------------------------------------------

                                 INTERNATIONAL EQUITY FUND
            -----------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
------------
1997--Class A
Shares
(unaudited).....   $  --       $  --        $ 4.02     $23.34     20.81%(c)
1997--Class B
Shares
(unaudited).....      --          --          3.94      23.18     20.48(c)
1997--
Institutional
Shares
(unaudited).....      --          --          4.11      23.51     21.19(c)
1997--Service
Shares
(unaudited).....      --          --          4.04      23.38     20.89(c)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........      --        (0.21)        2.12      19.32     13.48
1997--Class B
Shares(e).......      --        (0.21)        0.33      19.24      2.83(c)
1997--
Institutional
Shares(e).......    (0.03)      (0.21)        1.95      19.40     12.53(c)
1997--Service
Shares(e).......      --        (0.21)        1.64      19.34     10.42(c)
1996--Class A
Shares..........    (0.58)      (0.87)        2.68      17.20     28.68
1995--Class A
Shares..........      --        (0.59)       (3.58)     14.52    (16.65)
1994--Class A
Shares..........      --          --          3.75      18.10     26.13
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......      --          --          0.17      14.35      1.23(c)

                                                                                  Ratio of net
                                        Portfolio   Average      Net assets       expenses to
                                        turnover   commission    at end of        average net
                                          rate      rate (f)   period (in 000's)    assets
            ---------------------------------------------------------------------------------------------------------------
                                                     INTERNATIONAL EQUITY FUND
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....                        22.30%(c)  $0.0230       $721,502          1.69%(d)
1997--Class B
Shares
(unaudited).....                        22.30(c)    0.0230         49,263          2.23(d)
1997--
Institutional
Shares
(unaudited).....                        22.30(c)    0.0230         57,860          1.10(d)
1997--Service
Shares
(unaudited).....                        22.30(c)    0.0230          2,087          1.60(d)
-------------
FOR THE YEAR ENDED JANUARY 31,
-------------
1997--Class A
Shares..........                        38.01        .0318        536,283          1.69
1997--Class B
Shares(e).......                        38.01        .0318         19,198          2.23(d)
1997--
Institutional
Shares(e).......                        38.01        .0318         68,374          1.10(d)
1997--Service
Shares(e).......                        38.01        .0318            674          1.60(d)
1996--Class A
Shares..........                        68.48          --         330,860          1.52
1995--Class A
Shares..........                        84.54          --         275,086          1.73
1994--Class A
Shares..........                        60.04          --         269,091          1.76
------------
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......                         0.00          --          66,063          1.80(d)
                                Ratios assuming no
                             voluntary waiver of fees
                              or expense limitations
                             --------------------------

               Ratio of net
                investment                  Ratio of
                  income      Ratio of   net investment
                (loss) to     expenses   income (loss)
               average net   to average    to average
                  assets     net assets    net assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                    INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....   0.30%(d)     1.83%(d)      0.16%(d)
1997--Class B
Shares
(unaudited).....   0.22)(d)     2.33(d)      (0.32)(d)
1997--
Institutional
Shares
(unaudited).....   0.78(d)      1.20(d)       0.68(d)
1997--Service
Shares
(unaudited).....   0.35(d)      1.70(d)       0.25(d)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........    (0.07)        1.88         (0.26)
1997--Class B
Shares(e).......    (0.97)(d)     2.38(d)      (1.12)(d)
1997--
Institutional
Shares(e).......     0.43(d)      1.25(d)       0.28(d)
1997--Service
Shares(e).......    (0.40)(d)     1.75(d)      (0.55)(d)
1996--Class A
Shares..........     0.26         1.77          0.01
1995--Class A
Shares..........     0.40         1.98          0.15
1994--Class A
Shares..........     0.51         2.01          0.26
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(b).......   (0.42)(d)     2.58(d)      (1.20)(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from December 1, 1992 (commencement of operations) to January 31, 1993.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 7, March 6 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional, Service and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                 Income (loss) from                     Distributions to
                              investment operations(g)                    shareholders
                           ---------------------------------- ------------------------------------
                                                                             From      In excess
                                                                         net realized of realized
                                             Net realized                  gain on      gain on
                 Net asset    Net           and unrealized       From    investment,  investment,
                  value,   investment       gain (loss) on       net      option and   option and
                 beginning   income      investments, options investment   futures      futures
                 of period   (loss)          and futures        income   transactions transactions
-----------------------------------------------------------------------------------------------------------------------------------
                                                       SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....  $20.91    $(.0.05)(h)         $ 3.77(h)       $  --       $  --        $  --
1997--Class B
Shares
(unaudited).....   20.80      (0.12)(h)           3.74(h)          --          --           --
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........   17.29      (0.21)              4.92             --        (1.09)         --
1997--Class B
Shares(b).......   20.79      (0.11)              1.21             --        (1.09)         --
1996--Class A
Shares..........   16.14      (0.23)              1.39             --        (0.01)         --
1995--Class A
Shares..........   20.67      (0.07)             (3.53)            --        (0.69)       (0.24)
1994--Class A
Shares..........   16.68      (0.04)              5.03             --        (1.00)         --
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(c).......   14.18       0.03               2.50           (0.03)        --           --

                 Net increase Net asset                                                   Ratio of net
                  (decrease)   value,                Portfolio    Average   Net assets at expenses to
                    in net     end of     Total      turnover    commission end of period average net
                 asset value   period   return(a)      rate       rate(g)    (in 000's)      assets
                 -------------------------------------------------------------------------------------
                                                       SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....    $ 3.72     $24.63     17.65%(d)    46.02%(d)  $0.0506     $290,615        1.56%(e)
1997--Class B
Shares
(unaudited).....      3.62      24.42     17.26(d)     46.02(d)    0.0506       19,125        2.31(e)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........      3.62      20.91     27.28        99.46        .0461      212,061        1.60
1997--Class B
Shares(b).......      0.01      20.80      5.39(d)     99.46        .0461        3,674        2.35(e)
1996--Class A
Shares..........      1.15      17.29      7.20        57.58          --       204,994        1.41
1995--Class A
Shares..........     (4.53)     16.14    (17.53)       43.67          --       319,487        1.53
1994--Class A
Shares..........      3.99      20.67     30.13        56.81          --       261,074        1.60
FOR THE PERIOD ENDED JANUARY 31,
------------
Shares(c).......      2.50      16.68     17.86(d)      7.12(e)       --        59,339        1.65(e)

                                      Ratios assuming no
                                   voluntary waiver of fees
                                    or expense limitations
                                   ---------------------------
                    Ratio of net                Ratio of net
                     investment     Ratio of     investment
                  income (loss) to expenses to      loss
                    average net      average     to average
                       assets      net assets    net assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                       SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
-------------
1997--Class A
Shares
(unaudited).....     (0.49)%(e)    1.81%(e)      (0.74)%(e)
1997--Class B
Shares
(unaudited).....    (1.06)(e)      2.31(e)      (1.06)(e)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........     (0.72)        1.85          (0.97)
1997--Class B
Shares(b).......     (1.63)(e)     2.35(e)       (1.63)(e)
1996--Class A
Shares..........     (0.59)        1.66          (0.84)
1995--Class A
Shares..........     (0.53)        1.78          (0.78)
1994--Class A
Shares..........     (0.45)        1.85          (0.70)
FOR THE PERIOD ENDED JANUARY 31,
------------
1993--Class A
Shares(c).......      0.62(e)      2.70(e)       (0.43)(e)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from May 1, 1996 (commencement of operations) to January 31, 1997.
(c) For the period from October 22, 1992 (commencement of operations) to January 31, 1993.
(d) Not annualized.
(e) Annualized.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------

                                       Income (loss) from                 Distributions to
                                    investment operations(g)                shareholders
                           -------------------------------------------- ---------------------
                                                         Net realized
                 Net asset    Net        Net realized   and unrealized     From    In excess  Net increase Net asset
                  value,   investment   and unrealized gain on foreign     net       of net    (decrease)   value,
                 beginning   income     gain (loss) on currency related investment investment    in net     end of     Total
                 of period   (loss)      investments     transactions     income     income   asset value   period   return(a)
--------------------------------------------------------------------------------------------------------------------------------
                                                         ASIA GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
1997--Class A
Shares
(unaudited).....  $16.31     $ 0.03(h)      $ 0.86(h)       $(0.68)       $  --      $  --       $ 0.21     $16.52      1.29%(c)
1997--Class B
Shares
(unaudited).....   16.24      (0.02)(h)       0.71(h)        (0.56)          --         --         0.16      16.40      0.99(c)
1997--
Institutional
Shares
(unaudited).....   16.33       0.07(h)        0.90(h)        (0.71)          --         --         0.26      16.59      1.59(c)
FOR THE YEAR ENDED JANUARY 31,
1997--Class A
Shares..........   16.49       0.06          (0.11)          (0.12)        (0.01)       --        (0.18)     16.31     (1.01)
1997--Class B
Shares(e).......   17.31      (0.05)         (0.48)          (0.51)          --       (0.03)      (1.07)     16.24     (6.02)(c)
1997--
Institutional
Shares(e).......   16.61       0.04          (0.11)          (0.11)        (0.04)     (0.06)      (0.28)     16.33     (1.09)(c)
1996--Class A
Shares..........   13.31       0.17           3.44           (0.12)        (0.17)     (0.14)       3.18      16.49     26.49
FOR THE PERIOD ENDED JANUARY 31,
1995--Class A
Shares(b).......   14.18       0.11          (0.89)           0.01         (0.10)       --        (0.87)     13.31     (5.46)(c)

                                                                                     Ratios assuming no
                                                                                  voluntary waiver of fees
                                                                                   or expense limitations
                                                                                  -------------------------
                                                                    Ratio of net              Ratio of net
                                                      Ratio of net   investment    Ratio of    investment
                 Portfolio    Average   Net assets at expenses to  income (loss)   expenses   income (loss)
                 turnover    commission end of period average net  to average net to average   to average
                   rate       rate(f)      (000's)       assets        assets     net assets   net assets
                 ------------------------------------------------------------------------------------------
                                                         ASIA GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31,
------------
1997--Class A
Shares
(unaudited).....   51.72%(c)  $0.0068     $256,078        1.72%(d)      0.37%(d)     1.92%(d)      0.17%(d)
1997--Class B
Shares
(unaudited).....   51.72(c)    0.0068        5,237        2.27(d)      (0.21)(d)     2.43(d)      (0.37)(d)
1997--
Institutional
Shares
(unaudited).....   51.72(c)    0.0068       11,372        1.10(d)       0.91(d)      1.26(d)       0.75(d)
FOR THE YEAR ENDED JANUARY 31,
------------
1997--Class A
Shares..........   48.40        .0151      263,014        1.67          0.20         1.87          0.00
1997--Class B
Shares(e).......   48.40        .0151        3,354        2.21(c)      (0.56)(d)     2.37(d)      (0.72)(d)
1997--
Institutional
Shares(e).......   48.40        .0151       13,322        1.10(d)       0.54(d)      1.26(d)       0.38(d)
1996--Class A
Shares..........   88.80          --       205,539        1.77          1.05         2.02          0.80
FOR THE PERIOD ENDED JANUARY 31,
------------
1995--Class A
Shares(b).......   36.08(c)       --       124,298        1.90(d)       1.83(d)      2.38(d)       1.35(d)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
(b) For the period from July 8, 1994 (commencement of operations) to January 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) For the period from February 2 and May 1, 1996 (commencement of operations) to January 31, 1997 for Institutional and Class B shares, respectively.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.
(g) Includes the balancing effect of calculating per share amounts.
(h) Calculated based on average shares outstanding methodology.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                 SERVICE PLANS

Each Fund has adopted a service plan (the "Plan") with respect to its Service Shares which authorizes it to compensate Service Organizations for providing certain administration services and personal and account maintenance services to their customers who are or may become beneficial owners of such Shares.
Pursuant to the Plan, each Fund enters into agreements with Service Organizations which purchase Service Shares of the Fund on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may perform some or all of the following services: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Service Shares of a Fund. (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Service Shares of a Fund, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about Service Shares of a Fund, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information,
(h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and a Fund, including obtaining information from the Fund, working with the Fund to correct errors and resolve problems and providing statistical and other information to a Fund. As compensation for such services, each Fund will pay each Service Organization a service fee in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of such Fund attributable to or held in the name of such Service Organization.

Each Fund has adopted its Plan pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with a Fund, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing a Fund's method of operations or providing alternative means of offering Service Shares of the Fund to customers of such Service Organizations, in which case the operation of such Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alternation of a Fund's operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares of a Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Service Shares of a Fund. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or the related Service Agreements, voted to approve each Plan and related Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on April 23, 1997. Each Plan will be approved by the sole shareholder of Service Shares of each Fund, on April 23, 1997. The Plans and Service Agreements will remain in effect until June 30, 1997 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Fund and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned.
So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Trustees. The Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plans will benefit the Funds and the holders of Service Shares of the Funds. In the Trustees' quarterly review of the Plans and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                   Appendix A

                          DESCRIPTION OF BOND RATINGS*

                        MOODY'S INVESTORS SERVICE, INC.


     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

---------------
* The rating system described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. and Standard and Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such

                                      1-A
issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                        STANDARD & POOR'S RATINGS GROUP

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

     D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired,

                                      2-A
unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     N.R.:  Not rated.

                                      3-A

                                   Appendix B



                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

     Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

     OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

     OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

     WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

     WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

     WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

     INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

                                      1-B

      GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES


     Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

     . Privately owned and ranked among Wall Street's best capitalized firms, with partners' capital of approximately $5.3 billion as of November 29, 1996.

     . With thirty-four offices around the world, Goldman Sachs employs over 9,000 professionals focused on opportunities in major markets.

     . The number one underwriter of all international equity issuers from (1993-1996).

     .    A research budget of $200 million for 1997.

     . Premier lead manager of negotiated municipal bond offerings over the past six years (1990-1996).

     . The number one lead manager of U.S. common stock offerings for the past eight years (1989-1996).*

     . The number one lead manager for initial public offerings (IPOs) worldwide (1989-1996).



* Source:  Securities Data Corporation. Common stock ranking excludes REITs,
  ====================================
Investment Trusts and Rights.

                                      2-B

                  GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865      End of Civil War

1869      Marcus Goldman opens Goldman Sachs

1890      Dow Jones Industrial Average first published

1896      Goldman Sachs joins New York Stock Exchange

1906 Goldman Sachs takes Sears Roebuck public (longest-standing client relationship)

          Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956      Goldman Sachs co-manages Ford's public offering, the largest to date

1970      London office opens

1972      Dow Jones Industrial Average breaks 1000

1986      Goldman Sachs takes Microsoft public

1990 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1992      Dow Jones Industrial Average breaks 3000

1993 Goldman Sachs is lead manager in taking Allstate public, largest equity offering to date ($2.4 billion)

1995      Dow Jones Industrial Average breaks 4000

1996      Dow Jones Industrial Average breaks 6000

          Goldman Sachs takes Deutsche Telecom public

1997      Dow Jones Industrial Average breaks 7000

                                      3-B

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

(a) Financial Statements

Included in the Prospectus:

     Financial Highlights for the CORE Large Cap Growth Fund for the period ended July 31, 1997 (unaudited),

     Financial Highlights - Selected Data for Shares Outstanding From Commencement of Operations (April 20, 1990) through January 31, 1991 and for the six years ended January 31, 1997 for Goldman Sachs Capital Growth Fund (audited).

     Financial Highlights - Selected Data for Shares Outstanding From Commencement of Operations (May 24, 1991) through January 31, 1992 and for the five years ended January 31, 1997 for Goldman Sachs CORE U.S. Equity Fund (audited). (Formerly, Goldman Sachs Select Equity Fund)

     Financial Highlights - Selected Data for Shares Outstanding From Commencement of Operations (October 22, 1992) to January 31, 1993 and for the four years ended January 31, 1997 for Goldman Sachs Small Cap Value Fund (audited).

     Financial Highlights - Selected Data for Shares Outstanding From Commencement of Operations (December 1, 1992) to January 31, 1993 and for the four years ended January 31, 1997 for Goldman Sachs International Equity Fund (audited).

     Financial Highlights - Selected data for Shares Outstanding from Commencement of Operations (February 5, 1993) through January 31, 1994 and for the three years ended January 31, 1997 for Goldman Sachs Growth and Income Fund (audited).

     Financial Highlights - Selected data for a Share Outstanding from Commencement of Operations (July 8, 1994) through January 1, 1995 and for the two year ended January 31, 1997 for Goldman Sachs Asia Growth Fund (audited).

     Financial Highlights - Selected data for a Share Outstanding from Commencement of Operations (October 12, 1994) through January 31, 1995 and for the two years ended January 31, 1997 for Goldman Sachs Balanced Fund (audited).

     Financial Highlights - Selected data for a Share Outstanding from Commencement of Operations (August 1, 1995) through

     January 31, 1996 and for the one year ended January 31, 1997 for Goldman Sachs Mid Cap Equity Fund (audited).


Incorporated by Reference into the Statement of Additional Information:

     Statement of Investments as of July 31, 1997 for Goldman Sachs CORE Large Cap Growth Fund (unaudited) and as of January 31, 1997 for Goldman Sachs Capital Growth Fund, Goldman Sachs Core U.S. Equity Fund, Goldman Sachs Small Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Asia Growth Fund, Goldman Sachs Balanced Fund and Goldman Sachs Mid Cap Equity Fund (audited).

     Statement of Assets and Liabilities as of July 31, 1997 for Goldman Sachs CORE Large Cap Growth Fund (unaudited) and as of January 31, 1997 for Goldman Sachs Capital Growth Fund, Goldman Sachs Core U.S. Equity Fund, Goldman Sachs Small Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Asia Growth Fund, Goldman Sachs Balanced Fund and Goldman Sachs Mid Cap Equity Fund (audited).

     Statement of Operations for the period ended July 31, 1997 for Goldman Sachs CORE Large Cap Growth Fund (unaudited) and for the year ended January 31, 1997 for Goldman Sachs Capital Growth Fund, Goldman Sachs Core U.S. Equity Fund, Goldman Sachs Small Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Balanced Fund (audited).

     Statement of Changes in Net Assets for the period ended July 31, 1997 for Goldman Sachs CORE Large Cap Growth Fund (unaudited) and for the years ended January 31, 1996 and January 31, 1997 for Goldman Sachs Balanced Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Asia Growth Fund, Goldman Sachs Core U.S. Equity Fund, Goldman Sachs Small Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Mid Cap Equity Fund and Goldman Sachs Growth and Income Fund (audited).

     Financial Highlights for the CORE Large Cap Growth Fund as of July 31, 1997 (unaudited),

     Financial Highlights for the period from Commencement of Operations (April 20, 1990) to January 31, 1991 and for the six years ended January 31, 1997 for Goldman Sachs Capital Growth Fund (audited).

     Financial Highlights for the period from Commencement of Operations (May 24, 1991) to January 31, 1992 and for the five years ended January 31, 1997 for Goldman Sachs Core U.S. Equity Fund (audited).

     Financial Highlights for the period from Commencement of Operations (October 22, 1992) to January 31, 1993 and for the four years ended January 31, 1997 for Goldman Sachs Small Cap Value Fund (audited).

     Financial Highlights for the period from Commencement of Operations (December 1, 1992) to January 31, 1993 and for the four years ended January 31, 1997 for Goldman Sachs International Equity Fund (audited).

     Financial Highlights for the period from Commencement of Operations (February 3, 1993) to January 31, 1994 and for the three years ended January 31, 1997 for Goldman Sachs Growth and Income Fund (audited).

     Financial Highlights for the period from Commencement of Operations (July 8, 1994) to January 31, 1995 and for the two years ended January 31, 1997 for Goldman Sachs Asia Growth Fund (audited).

     Financial Highlights for the period from Commencement of Operations (October 12, 1994) to January 31, 1995 and for the two years ended January 31, 1997 for Goldman Sachs Balanced Fund (audited).

     Financial Highlights for the period from Commencement of Operations (August 1, 1995) to January 31, 1996 and for the one year ended January 31, 1997for Goldman Sachs Mid Cap Equity Fund (audited).

     Notes to Financial Statements.

(b) Exhibits

The following exhibits are incorporated herein by reference to Registrant's Registration Statement on form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 to such Registration Statement (Reference B), or to Post-Effective Amendment No. 1 to such Registration Statement (Reference C), or to Post-Effective Amendment No. 2 to such Registration Statement (Reference D), or to Post-Effective Amendment No. 4 to such Registration Statement (Reference
F), or to Post-Effective Amendment No. 12 to such Registration Statement (Reference M), or to Post-Effective Amendment No. 16 to such Registration Statement (Reference Q) or to Post-Effective Amendment No. 17 to such Registration Statement (Reference R), or to Post-Effective Amendment No. 19 to such Registration Statement (Reference T), or to Post-Effective Amendment No. 20 to such Registration Statement (Reference U), or to Post-Effective Amendment No. 21 to such Registration Statement (Reference V), or to Post-Effective Amendment No. 24 to such Registration Statement (Reference Y), or to Post-Effective Amendment No. 25 to such Registration Statement

(Reference Z), to Post-Effective Amendment No. 26 to such Registration Statement (Accession No. 0000950130-95-002856), to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931), to Post-Effective Amendment No. 29 to such Registration Statement (Accession No.0000950130-97-000573), to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805) and to Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950130-97-0001867).

     1.        Agreement and Declaration of Trust. (Accession No. 0000950130-97-
               000573)

     2. By-laws of the Delaware business trust (Accession No. 0000950130-97-000573)

     3.        Not applicable.

     4.        Not applicable.

     5(a). Advisory Agreement between Registrant on behalf of GS Short-Term Government Agency Fund and Goldman, Sachs & Co. (Reference P)

     5(b). Advisory Agreement between Registrant on behalf of GS Adjustable Rate Government Agency Fund and Goldman Sachs Asset Management. (Reference P)

     5(c). Advisory Agreement between Registrant on behalf of GS Short Duration Tax-Free Fund and Goldman, Sachs & Co. (Reference P)

     5(d). Advisory Agreement between Registrant on behalf of GS Core Fixed Income Fund and Goldman Sachs Asset Management. (Reference T)

     5(e). Management Agreements on behalf of Delaware business trust (Accesssion No. 0000950130-97-002797)

     6(a). Distribution Agreement between Registrant and Goldman, Sachs & Co. (Reference P)

     7.        Not applicable.

     8(a).     Custodian Agreement between Registrant and State Street Bank and
               Trust Company.   (Reference P)

     8(b). Form of Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The Northern Trust Company. (Reference B)

     8(c). Fee schedule relating to the Custodian Agreement between Registrant and State Street Bank and Trust Company. (Reference C)

     8(d). Form of Letter Agreement between Registrant and State Street Bank and Trust pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters. (Reference C)

     8(g). Form of Amendment dated August, 1989 to the Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The Northern Trust Company relating to the indemnification of The Northern Trust Company. (Reference D)

     9(a).     Transfer Agency Agreement between Registrant and
               Goldman, Sachs & Co.  (Reference P)

     9(b). Fee schedule relating to the Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Reference B)

     10.       Opinion of Delaware Counsel (Accession No. 0000950130-97-0001867)

     11.       Consent of Arthur Andersen.

     12.       Not applicable.

     13.       Subscription Agreement with Goldman, Sachs & Co. (Reference B)

     14.       Not applicable.

     15(a). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Municipal Income Fund. (Reference P)

     15(c). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Government Income Fund (Reference O)

     15(d). Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Global Income Fund. (Reference O)

     15(f). Distribution Plan Pursuant to Rule 12b-1 for GS Adjustable Rate Government Agency Fund-Class A Shares. (Reference Y)

     15(h).    Administration Plan and Service Plan of the Trust.  (Reference X)

     16.       Schedule for Computation of Performance Data. (Reference V)

     18. Form of Plan entered into by Registrant pursuant to Rule 18f-3. (Reference Z)

     19. Powers of Attorney of Messrs. Bakhru, Ford, Grip, Shuch, Smart, Sringer, Strubel, Mosior, Gilman, Perlowski, Richman, Surloff, Mmes. MacPherson, Mucker and Taylor (Accession No. 0000950130-97-000805)

     27.       Financial Data Schedules (Accession No. 0000950130-97-0001867)

               The following exhibit relating to Goldman Sachs Trust is filed herewith electronically pursuant to EDGAR rules:

     11.       Consent of Arthur Andersen LLP.

     27(b).    Financial Data Schedule - CORE Large Cap Growth Fund

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not Applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.
          -------------------------------


Number of
Title of Class                                  Record Holders
--------------                                  --------------

Treasury Obligations Portfolio
   ILA Units                                               767
   ILA Administration Units                                 80
   ILA Service Units                                         9
Treasury Instruments Portfolio
   ILA Units                                               326
   ILA Administration Units                                 44
   ILA Service Units                                        17
Federal Portfolio
   ILA Units                                             2,712
   ILA Administration Units                                648
   ILA Service Units                                       136
Government Portfolio
   ILA Units                                             1,388
   ILA Administration Units                                 66
   ILA Service Units                                         5
Prime Obligations Portfolio
   ILA Class A                                             485
   ILA Units                                               803
   ILA Class B Units                                        58
   ILA Administration Units                                 70
   ILA Service Units                                        17


Money Market Portfolio
   ILA Units                                             1,665
   ILA Administration Units                                946
   ILA Service Units                                         6
Tax-Exempt Diversified Portfolio
   ILA Class A                                              53
   ILA Units                                             2,299
   ILA Administration Units                                 25
   ILA Service Units                                        22
Tax-Exempt California Portfolio
   ILA Units                                               895
   ILA Administration Units                                  4
   ILA Service Units                                         1
Tax-Exempt New York Portfolio
   ILA Units                                               224
   ILA Administration Units                                 69
   ILA Service Units                                         2
Financial Square Treasury Obligations Fund
   FST Shares                                              410
   FST Administration Shares                               127
   FST Service Shares                                      652
   FST Preferred Shares                                     16
Financial Square Prime Obligations Fund
   FST Shares                                              481
   FST Administration Shares                               135
   FST Service Shares                                      352
   FST Preferred Shares                                     17
Financial Square Government Fund
   FST Shares                                              254
   FST Administration Shares                               207
   FST Service Shares                                      101
   FST Preferred Shares                                     17
Financial Square Money Market Fund
   FST Shares                                              565
   FST Administration Shares                               273
   FST Service Shares                                      167
   FST Preferred Shares                                     34
Financial Square Tax-Free Money Market Fund
   FST Shares                                              286
   FST Administration Shares                                52
   FST Service Shares                                       97
   FST Preferred Shares                                     12
Financial Square Treasury Instruments Fund
   FST Shares                                              165
   FST Administration Shares                                 3
   FST Service Shares                                        7
   FST Preferred Shares                                      2
Financial Square Federal Fund
   FST Shares                                              221
   FST Administration Shares                               128
   FST Service Shares                                      153
   FST Preferred Shares                                      3


Financial Square Municipal Money Market Fund
   FST Shares                                                0
   FST Administration Shares                                 0
   FST Service Shares                                        0
   FST Preferred Shares                                      0
Financial Square Premium Money Market Fund
   FST Shares                                               12
   FST Administration Shares                                 1
   FST Service Shares                                        1
   FST Preferred Shares                                      1
GS Short Duration Government Fund
   Institutional Shares                                    353
   Administration Shares                                    38
   Service Shares                                            6
   Class A                                                  49
   Class B                                                  20
   Class C                                                   3
GS Adjustable Rate Government Fund
   Institutional Shares                                    456
   Administration Shares                                    19
   Service Shares                                            3
   Class A                                                 391
GS Short Duration Tax-Free Fund
   Institutional Shares                                    144
   Administration Shares                                     5
   Service Shares                                            0
   Class A                                                  63
   Class B                                                  11
   Class C                                                   2
GS Core Fixed Income Fund
   Institutional Shares                                    184
   Administration Shares                                    38
   Service Shares                                            4
   Class A                                                  83
   Class B                                                  23
   Class C                                                   2
Goldman Sachs Global Income Fund
   Institutional Shares                                     37
   Service Shares                                            5
   Class A                                               2,832
   Class B                                                 253
   Class C                                                   7
Goldman Sachs Government Income Fund
   Class A                                               1,086
   Class B                                                 307
   Class C                                                  13
   Institutional Shares                                      1
   Service Shares                                            1
Goldman Sachs Municipal Income Fund
   Class A                                               1,546
   Class B                                                  48
   Class C                                                   2


   Institutional Shares                                      1
   Service Shares                                            1
Goldman Sachs Capital Growth Fund
   Class A                                              33,496
   Class B                                               1,623
   Class C                                                  36
   Institutional Shares                                      1
   Service Shares                                            1
Goldman Sachs CORE U.S. Equity Fund
   Class A                                              14,291
   Class B                                               2,552
   Class C                                                  41
   Institutional Shares                                     23
   Service Shares                                            8
Goldman Sachs Small Cap Value Fund
   Class A                                              18,700
   Class B                                               2,224
   Class C                                                  54
   Institutional Shares                                      2
   Service Shares                                            1
Goldman Sachs International Equity Fund
   Class A                                              27,363
   Class B                                               4,630
   Class C                                                  55
   Institutional Shares                                     45
   Service Shares                                           11
Goldman Sachs Growth and Income Fund
   Class A                                              46,114
   Class B                                              11,576
   Class C                                                 116
   Institutional Shares                                     21
   Service Shares                                           14
Goldman Sachs Asia Growth Fund
   Class A                                              10,315
   Class B                                                 625
   Class C                                                  17
   Institutional Shares                                     11
   Service Shares                                            3
Goldman Sachs Balanced Fund
   Class A                                               4,966
   Class B                                                 778
   Class C                                                  15
   Institutional Shares                                      2
   Service Shares                                            1
Goldman Sachs Mid Cap Equity Fund
   Class A                                                 267
   Class B                                                 115
   Class C                                                  20
   Institutional Shares                                     28
   Service Shares                                            4
Goldman Sachs CORE Large Cap Growth Fund
   Class A                                                 697


   Class B                                                 409
   Class C                                                  17
   Institutional Shares                                      7
   Service Shares                                            6
Goldman Sachs Emerging Markets Equity Fund
   Class A                                                   0
   Class B                                                   0
   Class C                                                   0
   Institutional Shares                                      0
   Service Shares                                            0
Goldman Sachs CORE Small Cap Equity Fund
   Class A                                                  73
   Class B                                                  67
   Class C                                                  15
   Institutional Shares                                      1
   Service Shares                                            1
Goldman Sachs CORE International Equity Fund
   Class A                                                  77
   Class B                                                  73
   Class C                                                  15
   Institutional Shares                                      1
   Service Shares                                            1
Goldman Sachs Real Estate Securities Fund
   Class A                                                   0
   Class B                                                   0
   Class C                                                   0
   Institutional Shares                                      0
   Service Shares                                            0

(Information supplied as of September 5, 1997)

ITEM 27. INDEMNIFICATION
         ---------------

Article III of the Declaration of Trust of Goldman Sachs Trust, the Delaware business trust, provides for indemnification of the Trustees, offices and agents of the Trust, subject to certain limitations. The Declaration of Trust was filed as Exhibit 1.

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from wilful misfeasance, bad faith or gross negligence on the party of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Advisory Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its wilful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Advisory Agreement. The Management Agreements were filed as Exhibit 5(e).

Section XI of the Distribution Agreement and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated July 15, 1991 each provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of such Agreements were filed as Exhibits 6(a) and 9(a), respectively, to the Registrant's Registration Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Trust for Credit Unions, The Benchmark Funds and The Commerce Funds and Goldman, Sachs & Co. insure such persons and their respective trustees, partners, officers and employees, subject to the policies' cover age limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801-37591 and 801-38157, respectively) the text of which are hereby incorporated by reference.



ITEM 29. PRINCIPAL UNDERWRITERS.
         ----------------------

(a). Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Trust for Credit Unions and for shares of Goldman Sachs Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Benchmark Funds and The Commerce Funds.

(b). Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter, who are members of Goldman, Sachs & Co.'s Executive Committee. None of the members of the executive committee holds a position or office with the Registrant.

                       GOLDMAN SACHS EXECUTIVE COMMITTEE

     Name and Principal
     Business Address             Position
     ----------------             --------

     Jon S. Corzine (1)           Chief Executive Officer
     Robert J. Hurst (1)          Managing Director

     Henry M. Paulson, Jr. (1)    Chief Operating Officer
     John A. Thain (1)(3)         Chief Financial Officer
     John L. Thornton (3)         Managing Director
     Roy J. Zuckerberg (2)        Managing Director
     _______________________

(1)  85 Broad Street, New York, NY 10004
(2)  One New York Plaza, New York, NY 10004
(3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

 (c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

The Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rule promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.


ITEM 31. MANAGEMENT SERVICES
         -------------------

Not applicable.


ITEM 32.  UNDERTAKINGS
          ------------

(a) The Funds undertake to furnish each person to whom a prospectus is delivered with the latest Annual Report.

(b) With respects to Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Fund and Goldman Sachs Real Estate Securities Fund, the Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Post-Effective Amendment to the Registration Statement relating to shares of such Funds.

                                  SIGNATURES
                                  ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Goldman Sachs Trust, a Delaw are business trust (the "Delaware Trust") certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly autho rized, in the City and State of New York on the 1st day of October, 1997.



                                                 GOLDMAN SACHS TRUST
                                                 (A Delaware business trust)


                                                 By: Michael J. Richman
                                                   --------------------------
                                                 Michael J. Richman
                                                 Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration State ment of the Delaware Trust has been signed below by the following persons in the capacities and on the date indicated.



NAME                              TITLE               DATE
------------------------  ---------------------  ---------------

*Douglas C. Grip          President              October 1, 1997
------------------------
 Douglas C. Grip

*Scott M. Gilman          Principal Accounting   October 1, 1997
------------------------
 Scott M. Gilman          Officer And Principal
                          Financial Officer

*David B. Ford            Trustee                October 1, 1997
------------------------
 David B. Ford

*Ashok N. Bakhru          Trustee                October 1, 1997
------------------------
 Ashok N. Bakhru

*John P. McNulty          Trustee                October 1, 1997
------------------------
 John P. McNulty

*Alan A. Shuch            Trustee                October 1, 1997
------------------------
 Alan A. Shuch

*Jackson W. Smart         Trustee                October 1, 1997
------------------------
 Jackson W. Smart, Jr.

*Mary P. McPherson        Trustee                October 1, 1997
------------------------
 Mary P. McPherson

*William H. Springer     Trustee      October 1, 1997
---------------------
 William H. Springer

*Richard P. Strubel      Trustee      October 1, 1997
---------------------
 Richard P. Strubel




*By: Michael J. Richman
     _______________________           October 1, 1997
     Michael J. Richman,
     Attorney-In-Fact


* Pursuant to a power of attorney previously filed.

                               INDEX TO EXHIBITS
                               -----------------

Exhibit
-------

     11A     Consent of Arthur Andersen LLP.

     11B     Consent of Drinker Biddle & Reath.
     27.1    Financial Data Schedules for CORE Large Cap Growth Fund.